UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21145

SPDR® INDEX SHARES FUNDS

(Exact name of registrant as specified in charter)

One Congress Street, Boston, Massachusetts 02114

(Address of principal executive offices) (zip code)

Andrew J. DeLorme, Esq.

Chief Legal Officer

c/o SSGA Funds Management, Inc.

One Congress Street

Boston, Massachusetts 02114

(Name and address of agent for service)

Copy to:

W. John McGuire, Esq.

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Registrant’s telephone number, including area code: (617) 664-3920

Date of fiscal year end: September 30

Date of reporting period: March 31, 2026

Item 1. Reports to Shareholders.

(a) The Reports to Shareholders are attached herewith.

State Street® SPDR® Dow Jones® Global Real Estate ETF

RWO

Principal Listing Exchange: NYSE Arca Exchange

Semi-Annual Shareholder Report

March 31, 2026

This semi-annual shareholder report contains important information about the State Street® SPDR® Dow Jones® Global Real Estate ETF (the "Fund") for the period of October 1, 2025 through March 31, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® Dow Jones® Global Real Estate ETF	$25	0.50%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 3/31/2026

  Total Net Assets$1,134,779,194
  Number of Portfolio Holdings227
  Portfolio Turnover Rate3%

What did the Fund invest in as of 3/31/2026? (as a percentage of total net assets)

Top Ten Countries

Table Summary
Countries	%
United States	71.3%
Japan	8.0%
United Kingdom	3.4%
Singapore	2.7%
Australia	2.3%
France	1.9%
Switzerland	1.5%
Hong Kong	1.4%
Sweden	1.1%
Israel	0.8%

Top Ten Holdings

Table Summary
Holdings	%
Welltower, Inc. REIT	8.9%
Prologis, Inc. REIT	7.9%
Equinix, Inc. REIT	6.2%
Simon Property Group, Inc. REIT	3.9%
Digital Realty Trust, Inc. REIT	3.7%
Realty Income Corp. REIT	3.6%
Public Storage REIT	2.8%
Ventas, Inc. REIT	2.5%
Mitsui Fudosan Co. Ltd.	1.9%
Extra Space Storage, Inc. REIT	1.8%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended March 31, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective January 31, 2026, the Fund changed its name from the SPDR® Dow Jones® Global Real Estate ETF to the State Street® SPDR® Dow Jones® Global Real Estate ETF. These changes did not result in any changes to the Fund’s Investment Objectives, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR RWO

State Street® SPDR® Dow Jones® International Real Estate ETF

RWX

Principal Listing Exchange: NYSE Arca Exchange

Semi-Annual Shareholder Report

March 31, 2026

This semi-annual shareholder report contains important information about the State Street® SPDR® Dow Jones® International Real Estate ETF (the "Fund") for the period of October 1, 2025 through March 31, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® Dow Jones® International Real Estate ETF	$29	0.60%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 3/31/2026

  Total Net Assets$264,673,413
  Number of Portfolio Holdings125
  Portfolio Turnover Rate6%

What did the Fund invest in as of 3/31/2026? (as a percentage of total net assets)

Top Ten Countries

Table Summary
Countries	%
Japan	28.6%
United Kingdom	12.0%
Singapore	9.5%
Australia	8.4%
France	6.6%
Switzerland	5.6%
Hong Kong	4.9%
Sweden	3.8%
Israel	3.0%
Belgium	2.8%

Top Ten Holdings

Table Summary
Holdings	%
Mitsui Fudosan Co. Ltd.	6.6%
Swiss Prime Site AG	3.1%
Unibail-Rodamco-Westfield REIT	3.1%
Link REIT	2.7%
Scentre Group REIT	2.7%
Segro PLC REIT	2.6%
CapitaLand Integrated Commercial Trust REIT	2.4%
PSP Swiss Property AG	2.1%
Klepierre SA REIT	1.9%
Hulic Co. Ltd.	1.8%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended March 31, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective January 31, 2026, the Fund changed its name from the SPDR® Dow Jones® International Real Estate ETF to the State Street® SPDR® Dow Jones® International Real Estate ETF. These changes did not result in any changes to the Fund’s Investment Objectives, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR RWX

State Street® SPDR® EURO STOXX 50® ETF

FEZ

Principal Listing Exchange: NYSE Arca Exchange

Semi-Annual Shareholder Report

March 31, 2026

This semi-annual shareholder report contains important information about the State Street® SPDR® EURO STOXX 50® ETF (the "Fund") for the period of October 1, 2025 through March 31, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® EURO STOXX 50® ETF	$14	0.29%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 3/31/2026

  Total Net Assets$4,327,615,832
  Number of Portfolio Holdings53
  Portfolio Turnover Rate2%

What did the Fund invest in as of 3/31/2026? (as a percentage of total net assets)

Top Countries

Table Summary
Countries	%
Germany	29.4%
France	27.6%
Netherlands	14.3%
Spain	10.5%
Italy	8.2%
United States	5.7%
Belgium	1.5%
Finland	1.3%
China	1.2%

Top Ten Holdings

Table Summary
Holdings	%
ASML Holding NV	9.8%
TotalEnergies SE	4.4%
Siemens AG	3.9%
SAP SE	3.8%
Banco Santander SA	3.5%
Allianz SE	3.4%
Schneider Electric SE	3.3%
Iberdrola SA	3.1%
LVMH Moet Hennessy Louis Vuitton SE	2.9%
Deutsche Telekom AG	2.8%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended March 31, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective January 31, 2026, the Fund changed its name from the SPDR® EURO STOXX 50® ETF to the State Street® SPDR® EURO STOXX 50® ETF. These changes did not result in any changes to the Fund’s Investment Objectives, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR FEZ

State Street® SPDR® MSCI ACWI Climate Paris Aligned ETF

NZAC

Principal Listing Exchange: The Nasdaq Stock Market

Semi-Annual Shareholder Report

March 31, 2026

This semi-annual shareholder report contains important information about the State Street® SPDR® MSCI ACWI Climate Paris Aligned ETF (the "Fund") for the period of October 1, 2025 through March 31, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® MSCI ACWI Climate Paris Aligned ETF	$6	0.13%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 3/31/2026

  Total Net Assets$165,302,927
  Number of Portfolio Holdings679
  Portfolio Turnover Rate6%

What did the Fund invest in as of 3/31/2026? (as a percentage of total net assets)

Top Ten Countries

Table Summary
Countries	%
United States	66.1%
Japan	3.8%
Canada	3.6%
China	2.8%
Taiwan	2.5%
United Kingdom	2.3%
Switzerland	1.9%
France	1.6%
Australia	1.2%
India	1.2%

Top Ten Holdings

Table Summary
Holdings	%
NVIDIA Corp.	5.7%
Apple, Inc.	4.6%
Microsoft Corp.	3.3%
Amazon.com, Inc.	2.3%
Alphabet, Inc., Class C	2.2%
Broadcom, Inc.	1.7%
Tesla, Inc.	1.6%
Alphabet, Inc., Class A	1.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.6%
Meta Platforms, Inc., Class A	1.5%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended March 31, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective January 31, 2026, the Fund changed its name from the SPDR® MSCI ACWI Climate Paris Aligned ETF to the State Street® SPDR® MSCI ACWI Climate Paris Aligned ETF. These changes did not result in any changes to the Fund’s Investment Objectives, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR NZAC

State Street® SPDR® MSCI ACWI ex-US ETF

CWI

Principal Listing Exchange: NYSE Arca Exchange

Semi-Annual Shareholder Report

March 31, 2026

This semi-annual shareholder report contains important information about the State Street® SPDR® MSCI ACWI ex-US ETF (the "Fund") for the period of October 1, 2025 through March 31, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® MSCI ACWI ex-US ETF	$15	0.30%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 3/31/2026

  Total Net Assets$2,400,747,470
  Number of Portfolio Holdings1,121
  Portfolio Turnover Rate2%

What did the Fund invest in as of 3/31/2026? (as a percentage of total net assets)

Top Ten Countries

Table Summary
Countries	%
Japan	14.2%
Canada	8.9%
China	7.0%
United Kingdom	6.9%
Taiwan	6.5%
United States	6.5%
France	5.5%
Germany	5.4%
Australia	4.9%
South Korea	4.5%

Top Ten Holdings

Table Summary
Holdings	%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.1%
Samsung Electronics Co. Ltd., GDR	1.7%
ASML Holding NV	1.6%
Tencent Holdings Ltd.	1.1%
Shell PLC	1.0%
HSBC Holdings PLC	0.9%
Novartis AG	0.9%
AstraZeneca PLC	0.9%
Roche Holding AG	0.9%
SK Hynix, Inc.	0.9%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended March 31, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective January 31, 2026, the Fund changed its name from the SPDR® MSCI ACWI ex-US ETF to the State Street® SPDR® MSCI ACWI ex-US ETF. These changes did not result in any changes to the Fund’s Investment Objectives, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR CWI

State Street® SPDR® MSCI EAFE Fossil Fuel Reserves Free ETF

EFAX

Principal Listing Exchange: NYSE Arca Exchange

Semi-Annual Shareholder Report

March 31, 2026

This semi-annual shareholder report contains important information about the State Street® SPDR® MSCI EAFE Fossil Fuel Reserves Free ETF (the "Fund") for the period of October 1, 2025 through March 31, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® MSCI EAFE Fossil Fuel Reserves Free ETF	$10	0.20%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 3/31/2026

  Total Net Assets$457,692,188
  Number of Portfolio Holdings659
  Portfolio Turnover Rate2%

What did the Fund invest in as of 3/31/2026? (as a percentage of total net assets)

Top Ten Countries

Table Summary
Countries	%
Japan	22.1%
United Kingdom	11.6%
Germany	9.6%
United States	8.7%
France	8.1%
Australia	6.3%
Switzerland	5.1%
Netherlands	5.1%
Spain	3.8%
Sweden	3.5%

Top Ten Holdings

Table Summary
Holdings	%
ASML Holding NV	2.7%
AstraZeneca PLC	1.6%
Novartis AG	1.6%
HSBC Holdings PLC	1.5%
Roche Holding AG	1.5%
Nestle SA	1.4%
Commonwealth Bank of Australia	1.0%
Toyota Motor Corp.	1.0%
Mitsubishi UFJ Financial Group, Inc.	1.0%
Siemens AG	1.0%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended March 31, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective January 31, 2026, the Fund changed its name from the SPDR® MSCI EAFE Fossil Fuel Reserves Free ETF to the State Street® SPDR® MSCI EAFE Fossil Fuel Reserves Free ETF. These changes did not result in any changes to the Fund’s Investment Objectives, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR EFAX

State Street® SPDR® MSCI EAFE StrategicFactors ETF

QEFA

Principal Listing Exchange: NYSE Arca Exchange

Semi-Annual Shareholder Report

March 31, 2026

This semi-annual shareholder report contains important information about the State Street® SPDR® MSCI EAFE StrategicFactors ETF (the "Fund") for the period of October 1, 2025 through March 31, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® MSCI EAFE StrategicFactors ETF	$15	0.30%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 3/31/2026

  Total Net Assets$1,003,660,944
  Number of Portfolio Holdings658
  Portfolio Turnover Rate6%

What did the Fund invest in as of 3/31/2026? (as a percentage of total net assets)

Top Ten Countries

Table Summary
Countries	%
Japan	22.3%
United States	12.0%
United Kingdom	10.4%
France	7.3%
Germany	7.0%
Australia	6.4%
Switzerland	5.8%
Netherlands	4.7%
Italy	3.4%
Spain	3.3%

Top Ten Holdings

Table Summary
Holdings	%
Novartis AG	2.3%
ASML Holding NV	2.2%
AstraZeneca PLC	2.0%
Roche Holding AG	1.8%
Nestle SA	1.7%
Shell PLC	1.6%
TotalEnergies SE	1.3%
Unilever PLC	1.1%
Zurich Insurance Group AG	1.0%
GSK PLC	1.0%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended March 31, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective January 31, 2026, the Fund changed its name from the SPDR® MSCI EAFE StrategicFactors ETF to the State Street® SPDR® MSCI EAFE StrategicFactors ETF. These changes did not result in any changes to the Fund’s Investment Objectives, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR QEFA

State Street® SPDR® MSCI Emerging Markets Fossil Fuel Reserves Free ETF

EEMX

Principal Listing Exchange: NYSE Arca Exchange

Semi-Annual Shareholder Report

March 31, 2026

This semi-annual shareholder report contains important information about the State Street® SPDR® MSCI Emerging Markets Fossil Fuel Reserves Free ETF (the "Fund") for the period of October 1, 2025 through March 31, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® MSCI Emerging Markets Fossil Fuel Reserves Free ETF	$16	0.31%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 3/31/2026

  Total Net Assets$144,681,700
  Number of Portfolio Holdings1,043
  Portfolio Turnover Rate4%

What did the Fund invest in as of 3/31/2026? (as a percentage of total net assets)

Top Ten Countries

Table Summary
Countries	%
China	25.1%
Taiwan	23.6%
South Korea	16.0%
India	11.5%
Brazil	4.4%
South Africa	3.2%
Saudi Arabia	2.8%
Mexico	2.3%
United Arab Emirates	1.4%
Malaysia	1.2%

Top Ten Holdings

Table Summary
Holdings	%
Taiwan Semiconductor Manufacturing Co. Ltd.	14.1%
Samsung Electronics Co. Ltd.	5.4%
Tencent Holdings Ltd.	4.1%
SK Hynix, Inc.	3.0%
Alibaba Group Holding Ltd.	2.5%
China Construction Bank Corp., Class H	1.1%
Delta Electronics, Inc.	0.9%
HDFC Bank Ltd.	0.9%
Hon Hai Precision Industry Co. Ltd.	0.8%
MediaTek, Inc.	0.8%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended March 31, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective January 31, 2026, the Fund changed its name from the SPDR® MSCI Emerging Markets Fossil Fuel Reserves Free ETF to the State Street® SPDR® MSCI Emerging Markets Fossil Fuel Reserves Free ETF. These changes did not result in any changes to the Fund’s Investment Objectives, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR EEMX

State Street® SPDR® MSCI Emerging Markets StrategicFactors ETF

QEMM

Principal Listing Exchange: NYSE Arca Exchange

Semi-Annual Shareholder Report

March 31, 2026

This semi-annual shareholder report contains important information about the State Street® SPDR® MSCI Emerging Markets StrategicFactors ETF (the "Fund") for the period of October 1, 2025 through March 31, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® MSCI Emerging Markets StrategicFactors ETF	$17	0.33%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 3/31/2026

  Total Net Assets$41,896,986
  Number of Portfolio Holdings828
  Portfolio Turnover Rate10%

What did the Fund invest in as of 3/31/2026? (as a percentage of total net assets)

Top Ten Countries

Table Summary
Countries	%
China	23.2%
Taiwan	21.8%
India	14.8%
South Korea	10.3%
Brazil	5.5%
Saudi Arabia	5.0%
South Africa	3.0%
United Arab Emirates	2.3%
Mexico	1.9%
Malaysia	1.8%

Top Ten Holdings

Table Summary
Holdings	%
Taiwan Semiconductor Manufacturing Co. Ltd.	6.2%
Delta Electronics, Inc.	2.2%
Samsung Electronics Co. Ltd.	2.2%
MediaTek, Inc.	1.7%
China Construction Bank Corp., Class H	1.6%
PDD Holdings, Inc., ADR	1.5%
Saudi Arabian Oil Co.	1.3%
Industrial & Commercial Bank of China Ltd., Class H	1.2%
Bank of China Ltd., Class H	1.1%
Gold Fields Ltd.	1.0%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended March 31, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective January 31, 2026, the Fund changed its name from the SPDR® MSCI Emerging Markets StrategicFactors ETF to the State Street® SPDR® MSCI Emerging Markets StrategicFactors ETF. These changes did not result in any changes to the Fund’s Investment Objectives, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR QEMM

State Street® SPDR® MSCI World StrategicFactors ETF

QWLD

Principal Listing Exchange: NYSE Arca Exchange

Semi-Annual Shareholder Report

March 31, 2026

This semi-annual shareholder report contains important information about the State Street® SPDR® MSCI World StrategicFactors ETF (the "Fund") for the period of October 1, 2025 through March 31, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® MSCI World StrategicFactors ETF	$16	0.31%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 3/31/2026

  Total Net Assets$177,958,724
  Number of Portfolio Holdings1,284
  Portfolio Turnover Rate7%

What did the Fund invest in as of 3/31/2026? (as a percentage of total net assets)

Top Ten Countries

Table Summary
Countries	%
United States	68.7%
Japan	8.1%
Canada	3.0%
United Kingdom	2.9%
France	2.3%
Germany	2.3%
Netherlands	2.0%
Australia	1.7%
Switzerland	1.6%
Spain	1.2%

Top Ten Holdings

Table Summary
Holdings	%
Apple, Inc.	2.2%
Microsoft Corp.	2.0%
NVIDIA Corp.	1.9%
Meta Platforms, Inc., Class A	1.9%
Johnson & Johnson	1.4%
Alphabet, Inc., Class A	1.2%
Visa, Inc., Class A	1.2%
Exxon Mobil Corp.	1.2%
Eli Lilly & Co.	1.2%
Alphabet, Inc., Class C	1.1%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended March 31, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective January 31, 2026, the Fund changed its name from the SPDR® MSCI World StrategicFactors ETF to the State Street® SPDR® MSCI World StrategicFactors ETF. These changes did not result in any changes to the Fund’s Investment Objectives, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR QWLD

State Street® SPDR® Portfolio Developed World ex-US ETF

SPDW

Principal Listing Exchange: NYSE Arca Exchange

Semi-Annual Shareholder Report

March 31, 2026

This semi-annual shareholder report contains important information about the State Street® SPDR® Portfolio Developed World ex-US ETF (the "Fund") for the period of October 1, 2025 through March 31, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® Portfolio Developed World ex-US ETF	$2	0.03%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 3/31/2026

  Total Net Assets$35,650,101,569
  Number of Portfolio Holdings2,426
  Portfolio Turnover Rate1%

What did the Fund invest in as of 3/31/2026? (as a percentage of total net assets)

Top Ten Countries

Table Summary
Countries	%
Japan	21.2%
Canada	10.4%
United Kingdom	8.7%
United States	7.2%
South Korea	6.6%
Germany	6.5%
France	6.4%
Australia	6.3%
Switzerland	3.7%
Netherlands	3.3%

Top Ten Holdings

Table Summary
Holdings	%
Samsung Electronics Co. Ltd., GDR	1.9%
ASML Holding NV	1.7%
AstraZeneca PLC	1.0%
Novartis AG	1.0%
SK Hynix, Inc.	1.0%
HSBC Holdings PLC	0.9%
Shell PLC	0.9%
Roche Holding AG	0.9%
Nestle SA	0.9%
Toyota Motor Corp.	0.8%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended March 31, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective January 31, 2026, the Fund changed its name from the SPDR® Portfolio Developed World ex-US ETF to the State Street® SPDR® Portfolio Developed World ex-US ETF. These changes did not result in any changes to the Fund’s Investment Objectives, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR SPDW

State Street® SPDR® Portfolio Emerging Markets ETF

SPEM

Principal Listing Exchange: NYSE Arca Exchange

Semi-Annual Shareholder Report

March 31, 2026

This semi-annual shareholder report contains important information about the State Street® SPDR® Portfolio Emerging Markets ETF (the "Fund") for the period of October 1, 2025 through March 31, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® Portfolio Emerging Markets ETF	$3	0.07%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 3/31/2026

  Total Net Assets$15,666,266,714
  Number of Portfolio Holdings3,008
  Portfolio Turnover Rate2%

What did the Fund invest in as of 3/31/2026? (as a percentage of total net assets)

Top Ten Countries

Table Summary
Countries	%
China	30.7%
Taiwan	25.0%
India	16.0%
Brazil	5.4%
Saudi Arabia	3.4%
South Africa	3.3%
Mexico	2.5%
Thailand	1.9%
Malaysia	1.8%
United Arab Emirates	1.6%

Top Ten Holdings

Table Summary
Holdings	%
Taiwan Semiconductor Manufacturing Co. Ltd.	12.0%
Tencent Holdings Ltd.	3.5%
Alibaba Group Holding Ltd.	2.6%
Reliance Industries Ltd., GDR	1.0%
China Construction Bank Corp., Class H	0.9%
Delta Electronics, Inc.	0.9%
HDFC Bank Ltd.	0.8%
MediaTek, Inc.	0.8%
Hon Hai Precision Industry Co. Ltd.	0.8%
ICICI Bank Ltd., ADR	0.7%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended March 31, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective January 31, 2026, the Fund changed its name from the SPDR® Portfolio Emerging Markets ETF to the State Street® SPDR® Portfolio Emerging Markets ETF. These changes did not result in any changes to the Fund’s Investment Objectives, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR SPEM

State Street® SPDR® Portfolio Europe ETF

SPEU

Principal Listing Exchange: NYSE Arca Exchange

Semi-Annual Shareholder Report

March 31, 2026

This semi-annual shareholder report contains important information about the State Street® SPDR® Portfolio Europe ETF (the "Fund") for the period of October 1, 2025 through March 31, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® Portfolio Europe ETF	$4	0.08%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 3/31/2026

  Total Net Assets$670,977,536
  Number of Portfolio Holdings1,729
  Portfolio Turnover Rate2%

What did the Fund invest in as of 3/31/2026? (as a percentage of total net assets)

Top Ten Countries

Table Summary
Countries	%
United Kingdom	16.8%
France	13.0%
United States	13.0%
Germany	12.9%
Switzerland	7.3%
Netherlands	6.6%
Sweden	5.8%
Spain	5.3%
Italy	5.2%
Denmark	2.5%

Top Ten Holdings

Table Summary
Holdings	%
ASML Holding NV	3.3%
AstraZeneca PLC	2.0%
Novartis AG	1.9%
HSBC Holdings PLC	1.8%
Roche Holding AG	1.8%
Nestle SA	1.7%
TotalEnergies SE	1.4%
Siemens AG	1.2%
SAP SE	1.2%
Banco Santander SA	1.1%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended March 31, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective January 31, 2026, the Fund changed its name from the SPDR® Portfolio Europe ETF to the State Street® SPDR® Portfolio Europe ETF. These changes did not result in any changes to the Fund’s Investment Objectives, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR SPEU

State Street® SPDR® Portfolio MSCI Global Stock Market ETF

SPGM

Principal Listing Exchange: NYSE Arca Exchange

Semi-Annual Shareholder Report

March 31, 2026

This semi-annual shareholder report contains important information about the State Street® SPDR® Portfolio MSCI Global Stock Market ETF (the "Fund") for the period of October 1, 2025 through March 31, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® Portfolio MSCI Global Stock Market ETF	$5	0.09%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 3/31/2026

  Total Net Assets$1,418,882,550
  Number of Portfolio Holdings2,945
  Portfolio Turnover Rate2%

What did the Fund invest in as of 3/31/2026? (as a percentage of total net assets)

Top Ten Countries

Table Summary
Countries	%
United States	63.6%
Japan	5.7%
Canada	3.2%
China	2.7%
United Kingdom	2.6%
Taiwan	2.5%
Germany	2.0%
Australia	1.9%
South Korea	1.8%
France	1.8%

Top Ten Holdings

Table Summary
Holdings	%
NVIDIA Corp.	4.2%
Apple, Inc.	3.7%
Microsoft Corp.	2.6%
Amazon.com, Inc.	1.9%
Alphabet, Inc., Class A	1.5%
Alphabet, Inc., Class C	1.5%
Broadcom, Inc.	1.4%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1.4%
Meta Platforms, Inc., Class A	1.3%
Tesla, Inc.	1.0%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended March 31, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective January 31, 2026, the Fund changed its name from the SPDR® Portfolio MSCI Global Stock Market ETF to the State Street® SPDR® Portfolio MSCI Global Stock Market ETF. These changes did not result in any changes to the Fund’s Investment Objectives, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR SPGM

State Street® SPDR® S&P® China ETF

GXC

Principal Listing Exchange: NYSE Arca Exchange

Semi-Annual Shareholder Report

March 31, 2026

This semi-annual shareholder report contains important information about the State Street® SPDR® S&P® China ETF (the "Fund") for the period of October 1, 2025 through March 31, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® S&P® China ETF	$28	0.59%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 3/31/2026

  Total Net Assets$476,651,069
  Number of Portfolio Holdings1,263
  Portfolio Turnover Rate1%

What did the Fund invest in as of 3/31/2026? (as a percentage of total net assets)

Top Ten Industries

Table Summary
Industries	%
Banks	13.2%
Interactive Media & Services	12.6%
Broadline Retail	11.9%
Metals & Mining	4.3%
Automobiles	3.8%
Insurance	3.7%
Hotels, Restaurants & Leisure	3.7%
Oil, Gas & Consumable Fuels	3.1%
Electronic Equipment, Instruments & Components	3.0%
Biotechnology	2.5%

Top Ten Holdings

Table Summary
Holdings	%
Tencent Holdings Ltd.	10.7%
Alibaba Group Holding Ltd.	8.2%
China Construction Bank Corp., Class H	3.1%
PDD Holdings, Inc., ADR	2.3%
Xiaomi Corp., Class B	2.0%
Industrial & Commercial Bank of China Ltd., Class H	1.9%
Meituan, Class B	1.7%
Bank of China Ltd., Class H	1.5%
BYD Co. Ltd., Class H	1.4%
Ping An Insurance Group Co. of China Ltd., Class H	1.4%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended March 31, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective January 31, 2026, the Fund changed its name from the SPDR® S&P® China ETF to the State Street® SPDR® S&P® China ETF. These changes did not result in any changes to the Fund’s Investment Objectives, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR GXC

State Street® SPDR® S&P® Emerging Asia Pacific ETF

GMF

Principal Listing Exchange: NYSE Arca Exchange

Semi-Annual Shareholder Report

March 31, 2026

This semi-annual shareholder report contains important information about the State Street® SPDR® S&P® Emerging Asia Pacific ETF (the "Fund") for the period of October 1, 2025 through March 31, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® S&P® Emerging Asia Pacific ETF	$24	0.49%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 3/31/2026

  Total Net Assets$346,288,178
  Number of Portfolio Holdings1,279
  Portfolio Turnover Rate2%

What did the Fund invest in as of 3/31/2026? (as a percentage of total net assets)

Top Ten Countries

Table Summary
Countries	%
China	39.4%
Taiwan	32.8%
India	20.7%
Malaysia	2.9%
Thailand	2.2%
Indonesia	1.6%
Philippines	0.6%
Hong Kong	0.2%
United States	0.2%
Iraq	0.0%Footnote Reference*
Footnote	Description
Footnote*	Less than 0.05%.

Top Ten Holdings

Table Summary
Holdings	%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	10.9%
Tencent Holdings Ltd.	4.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.0%
Alibaba Group Holding Ltd.	3.3%
China Construction Bank Corp., Class H	1.3%
Reliance Industries Ltd., GDR	1.2%
MediaTek, Inc.	1.1%
Hon Hai Precision Industry Co. Ltd.	1.1%
HDFC Bank Ltd.	1.1%
Delta Electronics, Inc.	1.0%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended March 31, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective January 31, 2026, the Fund changed its name from the SPDR® S&P® Emerging Asia Pacific ETF to the State Street® SPDR® S&P® Emerging Asia Pacific ETF. These changes did not result in any changes to the Fund’s Investment Objectives, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR GMF

State Street® SPDR® S&P® Emerging Markets Dividend ETF

EDIV

Principal Listing Exchange: NYSE Arca Exchange

Semi-Annual Shareholder Report

March 31, 2026

This semi-annual shareholder report contains important information about the State Street® SPDR® S&P® Emerging Markets Dividend ETF (the "Fund") for the period of October 1, 2025 through March 31, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® S&P® Emerging Markets Dividend ETF	$25	0.49%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 3/31/2026

  Total Net Assets$1,137,646,262
  Number of Portfolio Holdings111
  Portfolio Turnover Rate18%

What did the Fund invest in as of 3/31/2026? (as a percentage of total net assets)

Top Ten Countries

Table Summary
Countries	%
Taiwan	23.7%
Thailand	13.2%
Malaysia	12.2%
South Africa	8.6%
Brazil	7.6%
China	7.1%
Saudi Arabia	4.6%
United Arab Emirates	4.3%
Mexico	4.0%
Qatar	2.3%

Top Ten Holdings

Table Summary
Holdings	%
Ambev SA	3.4%
Banco Bradesco SA	2.4%
Sino-American Silicon Products, Inc.	2.2%
Saudi Telecom Co.	2.1%
Sinbon Electronics Co. Ltd.	2.1%
China Railway Group Ltd., Class H	1.9%
PTT PCL NVDR	1.9%
Arca Continental SAB de CV	1.9%
Abu Dhabi National Oil Co. for Distribution PJSC	1.9%
Nedbank Group Ltd.	1.9%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended March 31, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective January 31, 2026, the Fund changed its name from the SPDR® S&P® Emerging Markets Dividend ETF to the State Street® SPDR® S&P® Emerging Markets Dividend ETF. These changes did not result in any changes to the Fund’s Investment Objectives, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR EDIV

State Street® SPDR® S&P® Emerging Markets ex-China ETF

XCNY

Principal Listing Exchange: The Nasdaq Stock Market

Semi-Annual Shareholder Report

March 31, 2026

This semi-annual shareholder report contains important information about the State Street® SPDR® S&P® Emerging Markets ex-China ETF (the "Fund") for the period of October 1, 2025 through March 31, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® S&P® Emerging Markets ex-China ETF	$8	0.15%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 3/31/2026

  Total Net Assets$8,341,624
  Number of Portfolio Holdings1,219
  Portfolio Turnover Rate4%

What did the Fund invest in as of 3/31/2026? (as a percentage of total net assets)

Top Ten Countries

Table Summary
Countries	%
Taiwan	36.6%
India	22.7%
Brazil	7.5%
South Africa	5.1%
Saudi Arabia	4.7%
Mexico	3.6%
Malaysia	2.8%
Thailand	2.3%
United Arab Emirates	2.2%
Indonesia	1.9%

Top Ten Holdings

Table Summary
Holdings	%
Taiwan Semiconductor Manufacturing Co. Ltd.	17.2%
Delta Electronics, Inc.	1.6%
Reliance Industries Ltd.	1.3%
HDFC Bank Ltd.	1.1%
Accton Technology Corp.	1.1%
MediaTek, Inc.	1.1%
Hon Hai Precision Industry Co. Ltd.	1.0%
ICICI Bank Ltd.	0.9%
Al Rajhi Bank	0.7%
Vale SA	0.7%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended March 31, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective January 31, 2026, the Fund changed its name from the SPDR® S&P® Emerging Markets ex-China ETF to the State Street® SPDR® S&P® Emerging Markets ex-China ETF. These changes did not result in any changes to the Fund’s Investment Objectives, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR XCNY

State Street® SPDR® S&P® Emerging Markets Small Cap ETF

EWX

Principal Listing Exchange: NYSE Arca Exchange

Semi-Annual Shareholder Report

March 31, 2026

This semi-annual shareholder report contains important information about the State Street® SPDR® S&P® Emerging Markets Small Cap ETF (the "Fund") for the period of October 1, 2025 through March 31, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® S&P® Emerging Markets Small Cap ETF	$32	0.65%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 3/31/2026

  Total Net Assets$683,600,346
  Number of Portfolio Holdings3,424
  Portfolio Turnover Rate10%

What did the Fund invest in as of 3/31/2026? (as a percentage of total net assets)

Top Ten Countries

Table Summary
Countries	%
Taiwan	28.9%
China	22.8%
India	15.2%
South Africa	3.9%
Malaysia	3.9%
Saudi Arabia	3.8%
Brazil	3.8%
Turkey	3.7%
Thailand	2.8%
Indonesia	2.2%

Top Ten Holdings

Table Summary
Holdings	%
WinWay Technology Co. Ltd.	0.6%
Macronix International Co. Ltd.	0.6%
Win Semiconductors Corp.	0.4%
LandMark Optoelectronics Corp.	0.4%
Pan African Resources PLC	0.3%
Kinsus Interconnect Technology Corp.	0.3%
ADATA Technology Co. Ltd.	0.3%
Structure Therapeutics, Inc., ADR	0.3%
Lingbao Gold Group Co. Ltd., Class H	0.2%
Universal Microwave Technology, Inc.	0.2%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended March 31, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective January 31, 2026, the Fund changed its name from the S&P® Emerging Markets Small Cap ETF to the State Street® SPDR® S&P® Emerging Markets Small Cap ETF. These changes did not result in any changes to the Fund’s Investment Objectives, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR EWX

State Street® SPDR® S&P® Global Dividend ETF

WDIV

Principal Listing Exchange: NYSE Arca Exchange

Semi-Annual Shareholder Report

March 31, 2026

This semi-annual shareholder report contains important information about the State Street® SPDR® S&P® Global Dividend ETF (the "Fund") for the period of October 1, 2025 through March 31, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® S&P® Global Dividend ETF	$21	0.41%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 3/31/2026

  Total Net Assets$245,747,346
  Number of Portfolio Holdings101
  Portfolio Turnover Rate44%

What did the Fund invest in as of 3/31/2026? (as a percentage of total net assets)

Top Ten Countries

Table Summary
Countries	%
United States	27.4%
Canada	12.8%
China	8.4%
Japan	7.4%
United Kingdom	7.2%
Switzerland	6.8%
Hong Kong	5.3%
Italy	3.9%
South Korea	3.4%
Finland	2.2%

Top Ten Holdings

Table Summary
Holdings	%
TELUS Corp.	1.8%
Verizon Communications, Inc.	1.8%
Altria Group, Inc.	1.6%
Getty Realty Corp. REIT	1.6%
Legal & General Group PLC	1.5%
Pfizer, Inc.	1.5%
APA Group Stapled Security	1.5%
Edison International	1.4%
Elisa OYJ	1.4%
Bank of Communications Co. Ltd., Class H	1.4%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended March 31, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective January 31, 2026, the Fund changed its name from the SPDR® S&P® Global Dividend ETF to the State Street® SPDR® S&P® Global Dividend ETF. These changes did not result in any changes to the Fund’s Investment Objectives, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR WDIV

State Street® SPDR® S&P® Global Infrastructure ETF

GII

Principal Listing Exchange: NYSE Arca Exchange

Semi-Annual Shareholder Report

March 31, 2026

This semi-annual shareholder report contains important information about the State Street® SPDR® S&P® Global Infrastructure ETF (the "Fund") for the period of October 1, 2025 through March 31, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® S&P® Global Infrastructure ETF	$21	0.40%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 3/31/2026

  Total Net Assets$857,249,170
  Number of Portfolio Holdings81
  Portfolio Turnover Rate6%

What did the Fund invest in as of 3/31/2026? (as a percentage of total net assets)

Top Ten Countries

Table Summary
Countries	%
United States	37.3%
Australia	8.8%
Spain	8.8%
Canada	7.9%
Mexico	7.5%
France	6.2%
China	4.3%
Germany	3.5%
United Kingdom	3.4%
New Zealand	2.9%

Top Ten Holdings

Table Summary
Holdings	%
NextEra Energy, Inc.	5.1%
Aena SME SA	4.9%
Transurban Group	4.9%
Enbridge, Inc.	4.0%
Iberdrola SA	3.8%
Grupo Aeroportuario del Pacifico SAB de CV, ADR	3.8%
Williams Cos., Inc.	3.0%
Auckland International Airport Ltd.	2.9%
Southern Co.	2.9%
Duke Energy Corp.	2.7%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended March 31, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective January 31, 2026, the Fund changed its name from the SPDR® S&P® Global Infrastructure ETF to the State Street® SPDR® S&P® Global Infrastructure ETF. These changes did not result in any changes to the Fund’s Investment Objectives, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR GII

State Street® SPDR® S&P® Global Natural Resources ETF

GNR

Principal Listing Exchange: NYSE Arca Exchange

Semi-Annual Shareholder Report

March 31, 2026

This semi-annual shareholder report contains important information about the State Street® SPDR® S&P® Global Natural Resources ETF (the "Fund") for the period of October 1, 2025 through March 31, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® S&P® Global Natural Resources ETF	$23	0.40%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 3/31/2026

  Total Net Assets$4,882,697,503
  Number of Portfolio Holdings103
  Portfolio Turnover Rate8%

What did the Fund invest in as of 3/31/2026? (as a percentage of total net assets)

Top Ten Countries

Table Summary
Countries	%
United States	41.9%
Canada	17.7%
Australia	9.3%
Brazil	6.3%
Finland	4.1%
France	3.7%
China	2.3%
South Africa	2.0%
India	1.9%
Japan	1.3%

Top Ten Holdings

Table Summary
Holdings	%
Exxon Mobil Corp.	5.5%
Shell PLC	5.3%
Nutrien Ltd.	4.6%
BHP Group Ltd.	4.0%
TotalEnergies SE	3.7%
Chevron Corp.	3.0%
UPM-Kymmene OYJ	2.9%
Newmont Corp.	2.7%
Corteva, Inc.	2.6%
BP PLC	2.4%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended March 31, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective January 31, 2026, the Fund changed its name from the SPDR® S&P® Global Natural Resources ETF to the State Street® SPDR® S&P® Global Natural Resources ETF. These changes did not result in any changes to the Fund’s Investment Objectives, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR GNR

State Street® SPDR® S&P® International Dividend ETF

DWX

Principal Listing Exchange: NYSE Arca Exchange

Semi-Annual Shareholder Report

March 31, 2026

This semi-annual shareholder report contains important information about the State Street® SPDR® S&P® International Dividend ETF (the "Fund") for the period of October 1, 2025 through March 31, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® S&P® International Dividend ETF	$23	0.45%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 3/31/2026

  Total Net Assets$493,394,325
  Number of Portfolio Holdings105
  Portfolio Turnover Rate14%

What did the Fund invest in as of 3/31/2026? (as a percentage of total net assets)

Top Ten Countries

Table Summary
Countries	%
Japan	24.0%
France	11.3%
United Kingdom	8.1%
Canada	7.3%
Australia	7.3%
Switzerland	4.3%
United States	4.2%
Taiwan	3.8%
Italy	3.3%
South Africa	3.3%

Top Ten Holdings

Table Summary
Holdings	%
TotalEnergies SE	3.1%
Evonik Industries AG	2.2%
Orange SA	2.0%
Pembina Pipeline Corp.	1.8%
Snam SpA	1.8%
Koninklijke KPN NV	1.8%
Ambev SA	1.7%
Veolia Environnement SA	1.6%
Sanofi SA	1.6%
Nedbank Group Ltd.	1.6%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended March 31, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective January 31, 2026, the Fund changed its name from the SPDR® S&P® International Dividend ETF to the State Street® SPDR® S&P® International Dividend ETF. These changes did not result in any changes to the Fund’s Investment Objectives, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR DWX

State Street® SPDR® S&P® International Small Cap ETF

GWX

Principal Listing Exchange: NYSE Arca Exchange

Semi-Annual Shareholder Report

March 31, 2026

This semi-annual shareholder report contains important information about the State Street® SPDR® S&P® International Small Cap ETF (the "Fund") for the period of October 1, 2025 through March 31, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® S&P® International Small Cap ETF	$20	0.40%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 3/31/2026

  Total Net Assets$811,521,514
  Number of Portfolio Holdings2,059
  Portfolio Turnover Rate3%

What did the Fund invest in as of 3/31/2026? (as a percentage of total net assets)

Top Ten Countries

Table Summary
Countries	%
Japan	36.2%
South Korea	11.9%
Canada	10.1%
Australia	8.0%
United Kingdom	6.0%
Sweden	4.5%
Israel	3.4%
Germany	2.8%
Norway	1.7%
United States	1.5%

Top Ten Holdings

Table Summary
Holdings	%
Meiko Electronics Co. Ltd.	0.3%
Tamarack Valley Energy Ltd.	0.3%
Kanematsu Corp.	0.3%
Mega Or Holdings Ltd. REIT	0.3%
Centerra Gold, Inc.	0.3%
Sprott, Inc.	0.3%
Nitto Boseki Co. Ltd.	0.3%
Kitron ASA	0.2%
Westgold Resources Ltd.	0.2%
Insignia Financial Ltd.	0.2%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended March 31, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective January 31, 2026, the Fund changed its name from the SPDR® S&P® International Small Cap ETF to the State Street® SPDR® S&P® International Small Cap ETF. These changes did not result in any changes to the Fund’s Investment Objectives, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR GWX

State Street® SPDR® S&P® North American Natural Resources ETF

NANR

Principal Listing Exchange: NYSE Arca Exchange

Semi-Annual Shareholder Report

March 31, 2026

This semi-annual shareholder report contains important information about the State Street® SPDR® S&P® North American Natural Resources ETF (the "Fund") for the period of October 1, 2025 through March 31, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® S&P® North American Natural Resources ETF	$20	0.35%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 3/31/2026

  Total Net Assets$812,254,634
  Number of Portfolio Holdings207
  Portfolio Turnover Rate15%

What did the Fund invest in as of 3/31/2026? (as a percentage of total net assets)

Top Ten Countries

Table Summary
Countries	%
United States	67.9%
Canada	25.6%
Brazil	2.2%
Australia	1.8%
Chile	0.6%
Zambia	0.6%
United Kingdom	0.5%
Burkina Faso	0.4%
Turkey	0.2%
Congo, the Republic of	0.2%

Top Ten Holdings

Table Summary
Holdings	%
Exxon Mobil Corp.	9.9%
Chevron Corp.	6.8%
Newmont Corp.	4.3%
Agnico Eagle Mines Ltd.	3.7%
Corteva, Inc.	3.3%
Freeport-McMoRan, Inc.	3.0%
ConocoPhillips	2.8%
Barrick Mining Corp.	2.5%
Wheaton Precious Metals Corp.	2.1%
Nutrien Ltd.	2.1%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended March 31, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective January 31, 2026, the Fund changed its name from the SPDR® S&P® North American Natural Resources ETF to the State Street® SPDR® S&P® North American Natural Resources ETF. These changes did not result in any changes to the Fund’s Investment Objectives, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR NANR

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6. Investments.

(a) A schedule of investments for each applicable series of the registrant is included as a part of the Financial Statements filed under Item 7(a) of this Form N-CSR.

(b) Not applicable to the registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

Semi-Annual Financial Statements and Other Information
March 31, 2026
SPDR ® Index Shares Funds
State Street SPDR EURO STOXX 50 ETF (formerly SPDR EURO STOXX 50 ETF)
State Street SPDR MSCI ACWI Climate Paris Aligned ETF (formerly SPDR MSCI ACWI Climate Paris Aligned ETF)
State Street SPDR MSCI ACWI ex-US ETF (formerly SPDR MSCI ACWI ex-US ETF)
State Street SPDR MSCI EAFE Fossil Fuel Reserves Free ETF (formerly SPDR MSCI EAFE Fossil Fuel Reserves Free ETF)
State Street SPDR MSCI EAFE StrategicFactors ETF (formerly SPDR MSCI EAFE StrategicFactors ETF)
State Street SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF (formerly SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF)
State Street SPDR MSCI Emerging Markets StrategicFactors ETF (formerly SPDR MSCI Emerging Markets StrategicFactors ETF)
State Street SPDR S&P Emerging Markets ex-China ETF (formerly SPDR S&P Emerging Markets ex-China ETF)
State Street SPDR MSCI World StrategicFactors ETF (formerly SPDR MSCI World StrategicFactors ETF)
State Street SPDR S&P Emerging Asia Pacific ETF (formerly SPDR S&P Emerging Asia Pacific ETF)
State Street SPDR S&P Emerging Markets Dividend ETF (formerly SPDR S&P Emerging Markets Dividend ETF)
State Street SPDR S&P Emerging Markets Small Cap ETF (formerly SPDR S&P Emerging Markets Small Cap ETF)
State Street SPDR S&P Global Dividend ETF (formerly SPDR S&P Global Dividend ETF)
State Street SPDR S&P Global Infrastructure ETF (formerly SPDR S&P Global Infrastructure ETF)
State Street SPDR S&P International Dividend ETF (formerly SPDR S&P International Dividend ETF)

TABLE OF CONTENTS (Unaudited)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9) - Not Applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above
Statement Regarding Basis for Approval of Investment Advisory Contract (Unaudited) (N-CSR Item 11) - Not Applicable

[This Page Intentionally Left Blank]

STATE STREET SPDR EURO STOXX 50 ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
BELGIUM — 1.5%
Anheuser-Busch InBev SA	965,663	$66,446,667
CHINA — 1.2%
Prosus NV	1,156,498	51,941,505
FINLAND — 1.3%
Nordea Bank Abp (a)	3,223,722	54,508,409
FRANCE — 27.6%
Air Liquide SA	544,829	111,689,615
Airbus SE	553,429	102,548,611
AXA SA	1,658,748	74,995,848
BNP Paribas SA	976,570	91,130,255
Cie de Saint-Gobain SA	465,380	37,566,926
Danone SA	602,082	47,894,345
EssilorLuxottica SA	294,449	67,309,995
Hermes International SCA	33,065	61,298,858
L'Oreal SA	226,127	91,020,869
LVMH Moet Hennessy Louis Vuitton SE	235,111	125,451,408
Safran SA	347,318	111,810,220
TotalEnergies SE	2,058,228	191,877,253
Vinci SA	547,615	80,983,962
		1,195,578,165
GERMANY — 29.4%
adidas AG	169,285	26,653,603
Allianz SE	357,785	148,117,767
BASF SE	839,418	50,680,090
Bayer AG	923,995	41,930,330
Bayerische Motoren Werke AG	262,885	23,625,892
Deutsche Bank AG	1,796,892	51,997,560
Deutsche Boerse AG	175,184	50,683,776
Deutsche Post AG	889,826	45,880,267
Deutsche Telekom AG	3,309,626	121,836,550
Infineon Technologies AG	1,228,222	53,775,973
Mercedes-Benz Group AG	677,028	40,867,949
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	122,846	76,348,370
Rheinmetall AG	43,220	71,933,322
SAP SE	960,865	162,634,238
Siemens AG	707,283	167,631,380
Siemens Energy AG	727,215	119,190,849
Volkswagen AG Preference Shares	193,927	19,305,446
		1,273,093,362
ITALY — 8.2%
Enel SpA	7,306,179	78,920,421
Eni SpA	1,825,130	52,257,425
Ferrari NV	113,159	37,680,335
Intesa Sanpaolo SpA	14,387,509	85,555,371
UniCredit SpA	1,418,246	99,451,497
		353,865,049
Security Description	Shares	Value
NETHERLANDS — 14.3%
Adyen NV (b) (c)	29,654	$29,062,734
Argenx SE (c)	58,210	41,636,778
ASML Holding NV	327,429	422,233,467
ING Groep NV	2,746,621	69,954,727
Koninklijke Ahold Delhaize NV	838,175	38,909,870
Wolters Kluwer NV	218,718	16,284,682
		618,082,258
SPAIN — 10.5%
Banco Bilbao Vizcaya Argentaria SA (a)	5,369,349	112,904,776
Banco Santander SA	13,815,372	151,062,478
Iberdrola SA	5,835,273	132,753,545
Industria de Diseno Textil SA	1,045,258	59,302,002
		456,022,801
UNITED STATES — 5.7%
Sanofi SA	1,063,583	101,370,064
Schneider Electric SE	542,800	143,282,364
		244,652,428
TOTAL COMMON STOCKS (Cost $3,782,224,192)		4,314,190,644
SHORT-TERM INVESTMENTS — 0.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.64% (d) (e)	480,820	480,820
State Street Navigator Securities Lending Portfolio II (f) (g)	37,238,023	37,238,023
TOTAL SHORT-TERM INVESTMENTS (Cost $37,718,843)		37,718,843
TOTAL INVESTMENTS — 100.6% (Cost $3,819,943,035)		4,351,909,487
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.6)%		(24,293,655)
NET ASSETS — 100.0%		$4,327,615,832

(a)	All or a portion of the shares of the security are on loan at March 31, 2026.
(b)
Securities purchased pursuant to Rule 144A of the
Securities Act of 1933, as amended. These securities,
which represent 0.7% of net assets as of March 31, 2026,
may be resold in transactions exempt from registration,
normally to qualified institutional buyers.

(c)	Non-income producing security.
(d)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended March 31, 2026
are shown in the Affiliate Table below.

(e)	The rate shown is the annualized seven-day yield at March 31, 2026.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2026 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
See accompanying notes to financial statements.

STATE STREET SPDR EURO STOXX 50 ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

At March 31, 2026, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Eurex EURO STOXX 50 Index (long)	149	06/19/2026	$9,779,856	$9,433,694	$(346,162)
During the period ended March 31, 2026, the average notional value related to futures contracts was $17,509,917.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$4,314,190,644	$—	$—	$4,314,190,644
Short-Term Investments	37,718,843	—	—	37,718,843
TOTAL INVESTMENTS	$4,351,909,487	$—	$—	$4,351,909,487
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(346,162)	$—	$—	$(346,162)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(346,162)	$—	$—	$(346,162)
Sector Breakdown as of March 31, 2026

% of Net Assets
Financials	25.3%
Industrials	20.7
Information Technology	14.8
Consumer Discretionary	10.3
Health Care	5.8
Consumer Staples	5.7
Energy	5.6
Utilities	4.9
Materials	3.8
Communication Services	2.8
Short-Term Investments	0.9
Liabilities in Excess of Other Assets	(0.6)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/25	Value at 9/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/26	Value at 3/31/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,900,692	$1,900,692	$49,666,718	$51,086,590	$—	$—	480,820	$480,820	$19,742
State Street Navigator Securities Lending Portfolio II	29,592,972	29,592,972	710,067,450	702,422,399	—	—	37,238,023	37,238,023	175,166
Total		$31,493,664	$759,734,168	$753,508,989	$—	$—		$37,718,843	$194,908
See accompanying notes to financial statements.

STATE STREET SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 98.5%
AUSTRALIA — 1.2%
ANZ Group Holdings Ltd.	9,939	$244,856
ASX Ltd.	453	16,227
Cochlear Ltd.	139	16,098
Commonwealth Bank of Australia (a)	2,817	323,554
CSL Ltd.	854	82,343
Goodman Group REIT (a)	12,671	221,645
Macquarie Group Ltd.	365	50,480
Medibank Pvt Ltd.	8,489	25,350
National Australia Bank Ltd.	3,214	91,221
QBE Insurance Group Ltd.	1,967	28,601
REA Group Ltd. (a)	186	19,927
Scentre Group REIT	20,166	45,855
Sigma Healthcare Ltd. (a)	21,932	39,806
Stockland REIT	33,085	97,664
Suncorp Group Ltd. (a)	7,548	83,489
Transurban Group Stapled Security	35,278	338,508
Vicinity Ltd. REIT (a)	151,017	242,030
Wesfarmers Ltd.	577	28,813
		1,996,467
AUSTRIA — 0.1%
Verbund AG	2,561	193,719
BELGIUM — 0.3%
Elia Group SA (b)	1,642	249,354
Groupe Bruxelles Lambert NV	227	20,336
KBC Group NV	682	82,116
Sofina SA (a)	180	43,138
UCB SA	377	112,287
		507,231
BRAZIL — 1.0%
B3 SA - Brasil Bolsa Balcao	18,873	66,501
Banco BTG Pactual SA	5,598	60,344
BB Seguridade Participacoes SA	14,321	95,465
Caixa Seguridade Participacoes SA	7,223	25,382
Engie Brasil Energia SA	10,688	67,195
MercadoLibre, Inc. (b)	116	200,566
Motiva Infraestrutura de Mobilidade SA	37,988	115,013
NU Holdings Ltd. Class A (b)	5,953	85,544
Suzano SA	26,189	260,288
TIM SA	8,687	45,681
Wheaton Precious Metals Corp.	5,295	692,821
		1,714,800
CANADA — 3.6%
Agnico Eagle Mines Ltd. (a)	2,369	479,334
Alamos Gold, Inc. Class A (a)	1,856	82,310
BCE, Inc. (a)	2,239	56,314
Canadian Imperial Bank of Commerce	3,367	318,086
CGI, Inc.	1,745	127,166
Dollarama, Inc. (a)	3,240	396,378
Element Fleet Management Corp. (a)	10,592	228,985
Security Description	Shares	Value
Great-West Lifeco, Inc.	6,665	$311,150
Hydro One Ltd. (a) (c)	12,431	511,742
iA Financial Corp., Inc.	1,009	111,619
IGM Financial, Inc. (a)	1,702	80,834
Intact Financial Corp.	847	152,995
Manulife Financial Corp.	3,797	130,380
National Bank of Canada (a)	801	103,320
Power Corp. of Canada (a)	6,810	326,800
Restaurant Brands International, Inc. (a)	810	59,748
Rogers Communications, Inc. Class B (a)	1,906	73,069
Royal Bank of Canada (a)	6,216	1,001,651
Shopify, Inc. Class A (b)	1,675	198,112
Stantec, Inc.	2,101	181,051
Sun Life Financial, Inc. (a)	3,645	227,625
Thomson Reuters Corp. (a)	1,174	105,627
TMX Group Ltd.	2,370	83,775
Toronto-Dominion Bank (a)	5,081	473,020
WSP Global, Inc.	1,220	189,266
		6,010,357
CHILE — 0.1%
Banco de Chile	282,213	50,814
Falabella SA	18,605	112,980
		163,794
CHINA — 2.8%
Advanced Micro-Fabrication Equipment, Inc. China Class A	743	32,959
Alibaba Group Holding Ltd.	21,424	325,177
Anhui Gujing Distillery Co. Ltd. Class A	762	11,347
Baidu, Inc. Class A (b)	4,872	65,683
Beijing-Shanghai High Speed Railway Co. Ltd. Class A	110,400	80,881
Cambricon Technologies Corp. Ltd. Class A (b)	139	19,783
China International Capital Corp. Ltd. Class H (c)	10,400	22,776
China Life Insurance Co. Ltd. Class H	19,000	59,616
China Merchants Expressway Network & Technology Holdings Co. Ltd. Class A	13,000	18,559
China Resources Microelectronics Ltd. Class A	2,897	18,682
China Ruyi Holdings Ltd. (a) (b)	64,000	12,490
China Three Gorges Renewables Group Co. Ltd. Class A	66,100	40,770
China Yangtze Power Co. Ltd. Class A	16,296	63,800
Contemporary Amperex Technology Co. Ltd. Class A	5,960	346,639
Contemporary Amperex Technology Co. Ltd. Class H (a)	600	46,950
GDS Holdings Ltd. Class A (a) (b)	41,400	204,038
See accompanying notes to financial statements.

STATE STREET SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Giant Biogene Holding Co. Ltd. (a) (c)	3,400	$11,926
Hansoh Pharmaceutical Group Co. Ltd. (a) (c)	10,000	45,254
Hygon Information Technology Co. Ltd. Class A	693	21,097
Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A	2,800	22,386
Jiangsu Yanghe Distillery Co. Ltd. Class A	1,700	12,489
Kingdee International Software Group Co. Ltd. (a) (b)	113,000	123,519
Kuang-Chi Technologies Co. Ltd. Class A (b)	4,900	27,229
Kweichow Moutai Co. Ltd. Class A	702	147,379
Li Auto, Inc. Class A (a) (b)	34,868	301,085
LONGi Green Energy Technology Co. Ltd. Class A (b)	17,374	44,122
Luzhou Laojiao Co. Ltd. Class A	1,142	17,309
Meituan Class B (b) (c)	5,748	60,814
Montage Technology Co. Ltd. Class A	1,943	35,244
NARI Technology Co. Ltd. Class A	18,036	67,870
NetEase, Inc.	3,400	73,939
New China Life Insurance Co. Ltd. Class H	12,800	75,557
New Oriental Education & Technology Group, Inc.	3,100	17,239
Ningbo Deye Technology Co. Ltd. Class A	1,900	36,164
NIO, Inc. Class A (b)	29,652	165,881
Nongfu Spring Co. Ltd. Class H (c)	5,600	33,513
PDD Holdings, Inc. ADR (b)	1,214	124,047
Prosus NV	5,055	227,034
Sanan Optoelectronics Co. Ltd. Class A	11,528	19,478
Seres Group Co. Ltd. Class A	3,700	48,659
Shanjin International Gold Co. Ltd. Class A	5,620	24,151
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	1,100	22,785
Shenzhen Inovance Technology Co. Ltd. Class A	3,000	29,102
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	600	14,304
Sichuan Chuantou Energy Co. Ltd. Class A	11,338	24,443
Sungrow Power Supply Co. Ltd. Class A	4,680	102,155
Tencent Holdings Ltd.	13,584	838,583
Trip.com Group Ltd. (b)	908	44,102
Unisplendour Corp. Ltd. Class A	4,764	17,175
Wuliangye Yibin Co. Ltd. Class A	1,400	20,933
Wuxi Biologics Cayman, Inc. (b) (c)	9,000	37,905
XPeng, Inc. Class A (b)	25,410	212,123
XtalPi Holdings Ltd. (a) (b)	13,000	14,940
Yunnan Baiyao Group Co. Ltd. Class A	2,580	20,493
Security Description	Shares	Value
Zangge Mining Co. Ltd. Class A	3,500	$40,170
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	1,400	30,628
		4,623,376
CONGO — 0.1%
Ivanhoe Mines Ltd. Class A (a) (b)	16,382	139,574
DENMARK — 0.9%
Coloplast AS Class B	175	11,776
Genmab AS (b)	76	20,074
Novo Nordisk AS Class B	7,738	275,496
Novonesis Novozymes B Class B	1,096	64,641
Orsted AS (b) (c)	13,857	333,317
Rockwool AS Class B	3,583	97,301
Tryg AS	895	21,266
Vestas Wind Systems AS	23,007	674,558
		1,498,429
FINLAND — 0.5%
Nordea Bank Abp (a)	29,645	501,253
Orion OYJ Class B	925	74,285
Sampo OYJ Class A	20,582	218,222
		793,760
FRANCE — 1.6%
Capgemini SE	156	18,064
Covivio SA REIT	2,098	123,887
Dassault Systemes SE	15,025	298,975
EssilorLuxottica SA	595	136,015
Gecina SA REIT	1,732	135,302
Getlink SE	11,377	243,426
Hermes International SCA	39	72,302
Ipsen SA	136	25,135
Klepierre SA REIT	8,092	302,271
Legrand SA	1,343	203,793
L'Oreal SA	582	234,267
LVMH Moet Hennessy Louis Vuitton SE	507	270,527
Pernod Ricard SA (a)	260	19,239
Sartorius Stedim Biotech	79	15,128
Unibail-Rodamco-Westfield REIT (b)	4,625	505,715
		2,604,046
GERMANY — 1.1%
Allianz SE	790	327,049
Beiersdorf AG	195	17,206
Deutsche Boerse AG	242	70,015
Hannover Rueck SE	295	91,025
Infineon Technologies AG	984	43,083
LEG Immobilien SE	400	25,855
Merck KGaA	273	33,846
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	208	129,271
SAP SE	4,909	830,888
Sartorius AG Preference Shares	80	19,532
Siemens AG	507	120,163
See accompanying notes to financial statements.

STATE STREET SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Vonovia SE	4,062	$100,906
		1,808,839
GREECE — 0.0% *
Jumbo SA	990	25,072
HONG KONG — 0.5%
AIA Group Ltd.	24,200	261,903
China Common Rich Renewable Energy Investments Ltd. (a) (b) (d)	24,000	—
Henderson Land Development Co. Ltd. (a)	55,000	202,878
Hong Kong Exchanges & Clearing Ltd.	2,733	135,461
MTR Corp. Ltd. (a)	58,500	238,620
		838,862
INDIA — 1.2%
ABB India Ltd.	1,107	69,345
Asian Paints Ltd.	574	13,103
Bajaj Finance Ltd.	4,750	40,142
Bajaj Finserv Ltd.	1,874	32,241
Bajaj Holdings & Investment Ltd.	554	51,084
Bharat Electronics Ltd.	57,607	243,337
Bharti Airtel Ltd.	2,473	46,473
Cholamandalam Investment & Finance Co. Ltd.	1,266	18,082
Colgate-Palmolive India Ltd.	2,401	45,279
Dabur India Ltd.	4,899	21,200
Divi's Laboratories Ltd.	316	19,813
DLF Ltd.	8,953	47,583
Eternal Ltd. (b)	15,420	37,226
FSN E-Commerce Ventures Ltd. (b)	6,028	14,935
GMR Airports Ltd. (b)	99,274	88,704
Godrej Properties Ltd. (b)	2,430	37,694
Havells India Ltd.	5,536	69,491
HCL Technologies Ltd.	2,088	29,534
HDFC Asset Management Co. Ltd. (c)	4,409	103,028
HDFC Bank Ltd.	2,269	17,500
Hindustan Unilever Ltd.	2,578	55,861
Infosys Ltd.	81	1,068
Infosys Ltd. ADR (a)	8,625	116,524
Kotak Mahindra Bank Ltd.	7,682	28,623
Oberoi Realty Ltd.	1,236	18,491
PI Industries Ltd.	1,040	29,811
Sun Pharmaceutical Industries Ltd.	3,866	71,623
Suzlon Energy Ltd. (b)	386,654	161,268
Tata Consultancy Services Ltd.	3,224	80,181
Tech Mahindra Ltd.	2,927	42,710
Titan Co. Ltd.	612	25,496
Torrent Pharmaceuticals Ltd.	1,693	75,328
Trent Ltd.	812	28,215
WAAREE Energies Ltd.	3,245	106,394
Wipro Ltd.	943	1,866
Wipro Ltd. ADR	33,090	70,151
		1,959,404
Security Description	Shares	Value
INDONESIA — 0.1%
Amman Mineral Internasional PT (b)	41,200	$11,928
Bank Central Asia Tbk. PT	46,300	17,572
Bumi Resources Minerals Tbk. PT (b)	1,121,800	48,187
		77,687
IRELAND — 0.2%
Kingspan Group PLC	4,635	385,046
ISRAEL — 0.1%
Azrieli Group Ltd.	836	110,858
Nice Ltd. (b)	651	71,522
Teva Pharmaceutical Industries Ltd. ADR (b)	1,372	41,325
		223,705
ITALY — 0.6%
Davide Campari-Milano NV (a)	2,474	17,474
Ferrari NV (a)	612	203,787
FinecoBank Banca Fineco SpA	2,405	52,470
Moncler SpA	312	18,478
Recordati Industria Chimica e Farmaceutica SpA (a)	709	40,061
Terna - Rete Elettrica Nazionale	53,435	607,305
UniCredit SpA	1,230	86,251
		1,025,826
JAPAN — 3.8%
Advantest Corp.	1,900	242,800
Astellas Pharma, Inc.	11,100	175,755
Central Japan Railway Co.	29,300	752,160
Chugai Pharmaceutical Co. Ltd.	5,300	286,871
Daiichi Sankyo Co. Ltd.	4,900	85,193
Disco Corp.	200	76,988
East Japan Railway Co. (a)	36,600	833,962
Eisai Co. Ltd. (a)	600	18,371
FANUC Corp.	11,000	366,598
Fast Retailing Co. Ltd.	700	271,174
Hoya Corp.	800	133,509
Japan Exchange Group, Inc.	8,100	91,977
Keyence Corp.	900	310,353
Kyowa Kirin Co. Ltd.	1,100	17,825
Lasertec Corp. (a)	300	62,889
LY Corp. (a)	6,200	14,914
M3, Inc.	1,800	18,165
Mitsubishi Estate Co. Ltd.	5,700	154,816
Mitsubishi UFJ Financial Group, Inc.	15,200	248,413
Mitsui Fudosan Co. Ltd.	5,700	59,315
Murata Manufacturing Co. Ltd.	2,200	47,142
NEC Corp.	4,400	106,370
Nexon Co. Ltd.	1,100	20,252
Nintendo Co. Ltd.	700	38,610
Nippon Building Fund, Inc. REIT (a)	292	243,379
Obic Co. Ltd.	600	14,528
Oracle Corp. Japan	1,500	81,152
Oriental Land Co. Ltd. (a)	1,200	20,366
ORIX Corp.	3,500	101,355
See accompanying notes to financial statements.

STATE STREET SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Recruit Holdings Co. Ltd.	1,900	$77,940
Renesas Electronics Corp.	2,100	28,400
Sanrio Co. Ltd. (a)	7,000	43,085
SBI Holdings, Inc.	7,000	125,357
Shionogi & Co. Ltd.	5,600	122,109
SMC Corp.	300	112,898
SoftBank Group Corp.	6,400	143,013
Sompo Holdings, Inc.	1,600	60,464
Sony Group Corp.	12,700	256,171
Sumitomo Realty & Development Co. Ltd. (a)	2,100	57,975
Sysmex Corp.	1,700	14,623
TIS, Inc.	3,600	76,055
Tokio Marine Holdings, Inc.	4,300	197,526
		6,210,818
KUWAIT — 0.1%
Boubyan Bank KSCP	18,109	40,067
National Bank of Kuwait SAKP	65,182	193,061
		233,128
LUXEMBOURG — 0.0% *
Eurofins Scientific SE	320	23,103
Reinet Investments SCA	1,481	47,852
		70,955
MALAYSIA — 0.0% *
Gamuda Bhd.	58,821	54,187
MEXICO — 0.5%
Fibra Uno Administracion SA de CV REIT	107,323	173,523
Grupo Aeroportuario del Pacifico SAB de CV Class B (a)	2,997	73,448
Grupo Aeroportuario del Sureste SAB de CV Class B (a)	1,745	58,421
Grupo Financiero Banorte SAB de CV Class O	2,217	24,427
Prologis Property Mexico SA de CV REIT	40,778	176,908
Promotora y Operadora de Infraestructura SAB de CV	7,147	114,806
Southern Copper Corp.	1,248	214,731
		836,264
NETHERLANDS — 0.7%
Adyen NV (b) (c)	30	29,402
ASML Holding NV (a)	707	911,706
NN Group NV (a)	2,243	173,309
NXP Semiconductors NV	94	18,505
Universal Music Group NV (a)	1,484	28,443
		1,161,365
NEW ZEALAND — 0.1%
Meridian Energy Ltd.	35,367	111,568
Xero Ltd. (b)	385	19,808
		131,376
Security Description	Shares	Value
NORWAY — 0.4%
Gjensidige Forsikring ASA	7,522	$194,595
Mowi ASA	12,665	285,520
Salmar ASA	2,546	147,675
		627,790
POLAND — 0.3%
Bank Polska Kasa Opieki SA	1,756	102,448
Powszechna Kasa Oszczednosci Bank Polski SA	6,819	158,876
Powszechny Zaklad Ubezpieczen SA	8,812	151,419
Santander Bank Polska SA	969	151,534
		564,277
QATAR — 0.1%
Mesaieed Petrochemical Holding Co.	99,763	29,866
Qatar International Islamic Bank QSC	11,858	36,216
Qatar Islamic Bank QPSC	9,213	57,312
		123,394
ROMANIA — 0.1%
NEPI Rockcastle NV	22,772	180,633
RUSSIA — 0.0%
Alrosa PJSC (b) (d)	15,622	—
Moscow Exchange MICEX-RTS PJSC (b) (d)	29,855	—
Polyus PJSC GDR (b) (d)	234	—
Sberbank of Russia PJSC (b) (d)	32,012	—
United Co. RUSAL International PJSC (b) (d)	46,750	—
VK IPJSC GDR (b) (d)	1,325	—
VTB Bank PJSC (b) (d)	2,596	—
		—
SAUDI ARABIA — 0.6%
Al Rajhi Bank	10,313	292,961
Alinma Bank	12,663	97,387
Bank AlBilad	13,568	97,984
Banque Saudi Fransi	11,168	59,015
Dr. Sulaiman Al Habib Medical Services Group Co.	279	19,212
Elm Co.	79	11,284
Etihad Etisalat Co.	3,764	65,498
Riyad Bank	7,783	61,142
SAL Saudi Logistics Services	630	28,037
Saudi National Bank	10,224	113,939
Saudi Tadawul Group Holding Co.	1,111	41,389
Saudi Telecom Co.	1,414	16,014
		903,862
SINGAPORE — 0.5%
CapitaLand Ascendas REIT	147,300	282,007
CapitaLand Integrated Commercial Trust REIT	231,530	410,963
Sea Ltd. ADR (b)	141	11,676
See accompanying notes to financial statements.

STATE STREET SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Singapore Exchange Ltd.	3,300	$49,929
		754,575
SOUTH AFRICA — 0.2%
Capitec Bank Holdings Ltd.	311	74,897
Discovery Ltd.	4,732	68,641
Naspers Ltd. Class N	2,974	149,757
		293,295
SOUTH KOREA — 0.7%
Alteogen, Inc.	47	10,479
HLB, Inc. (b)	1,466	48,431
Kakao Corp.	641	19,167
KakaoBank Corp.	1,141	17,842
LG Energy Solution Ltd. (b)	1,035	266,580
NAVER Corp.	227	29,864
NH Investment & Securities Co. Ltd.	5,036	97,324
Samsung Biologics Co. Ltd. (b) (c)	98	96,231
SK Biopharmaceuticals Co. Ltd. (b)	892	55,209
SK Hynix, Inc.	163	85,882
SK Square Co. Ltd. (b)	1,277	388,940
Yuhan Corp.	360	22,282
		1,138,231
SPAIN — 0.5%
Aena SME SA (a) (c)	9,928	291,924
Amadeus IT Group SA	1,027	57,603
EDP Renovaveis SA (a)	11,858	187,044
Redeia Corp. SA	15,261	256,019
		792,590
SWEDEN — 0.6%
Atlas Copco AB Class A	4,002	68,540
Hexagon AB Class B	3,211	30,350
Holmen AB Class B (a)	454	16,061
Industrivarden AB Class C (a)	691	33,584
L E Lundbergforetagen AB Class B (a)	2,859	159,663
Sagax AB Class B (a)	3,936	71,892
Skandinaviska Enskilda Banken AB Class A (a)	5,910	106,893
Svenska Cellulosa AB SCA Class B (a)	22,847	260,937
Svenska Handelsbanken AB Class A (a)	14,116	182,336
Tele2 AB Class B	5,109	104,365
		1,034,621
SWITZERLAND — 1.9%
ABB Ltd.	8,236	648,179
Banque Cantonale Vaudoise (a)	158	25,365
BKW AG	794	154,344
Chocoladefabriken Lindt & Spruengli AG	1	142,119
Geberit AG	290	192,214
Givaudan SA	28	93,525
Julius Baer Group Ltd.	1,099	79,544
Partners Group Holding AG (a)	196	206,403
Security Description	Shares	Value
Sandoz Group AG	1,199	$92,124
Sonova Holding AG	136	30,296
Straumann Holding AG (a)	340	34,696
Swiss Life Holding AG	62	66,726
Swiss Prime Site AG (a)	3,049	512,246
Swisscom AG (a)	497	412,543
TE Connectivity PLC	1,094	228,668
UBS Group AG	1,248	47,727
Zurich Insurance Group AG	340	237,541
		3,204,260
TAIWAN — 2.5%
Accton Technology Corp.	6,000	283,391
Advantech Co. Ltd.	3,499	34,859
Caliway Biopharmaceuticals Co. Ltd. (b)	7,000	18,896
Cathay Financial Holding Co. Ltd.	46,712	102,717
Delta Electronics, Inc.	13,000	561,151
E Ink Holdings, Inc.	4,000	17,078
eMemory Technology, Inc.	1,000	82,265
Fortune Electric Co. Ltd.	1,210	29,786
Jentech Precision Industrial Co. Ltd.	1,000	118,705
MediaTek, Inc.	2,000	93,212
Novatek Microelectronics Corp.	2,000	23,741
Taiwan High Speed Rail Corp.	74,000	60,991
Taiwan Semiconductor Manufacturing Co. Ltd.	47,000	2,587,426
Wiwynn Corp.	1,000	103,222
		4,117,440
THAILAND — 0.2%
Delta Electronics Thailand PCL	10,200	80,103
Delta Electronics Thailand PCL NVDR	28,100	220,676
		300,779
TURKEY — 0.2%
Aselsan Elektronik Sanayi Ve Ticaret AS	51,446	370,404
UNITED ARAB EMIRATES — 0.1%
Salik Co. PJSC	64,980	90,041
UNITED KINGDOM — 2.3%
3i Group PLC	12,892	414,476
Admiral Group PLC	477	19,814
AstraZeneca PLC	3,416	661,737
AstraZeneca PLC ADR	208	41,022
Aviva PLC	17,435	138,041
Barclays PLC	18,650	95,780
Diageo PLC	5,417	99,722
Halma PLC	3,571	179,039
HSBC Holdings PLC	12,073	194,487
Informa PLC	9,520	93,829
Land Securities Group PLC REIT	26,616	194,095
Legal & General Group PLC	28,343	92,057
Lloyds Banking Group PLC	31,293	38,105
London Stock Exchange Group PLC	532	62,185
Next PLC	543	90,760
See accompanying notes to financial statements.

STATE STREET SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Pearson PLC	1,695	$22,119
RELX PLC (e)	1,866	60,927
RELX PLC (e)	610	20,115
Schroders PLC	3,993	30,251
Segro PLC REIT	48,857	414,785
Severn Trent PLC	10,303	419,825
United Utilities Group PLC	25,922	449,511
		3,832,682
UNITED STATES — 66.1%
AbbVie, Inc.	3,120	678,569
Accenture PLC Class A	1,654	327,972
Adobe, Inc. (b)	1,069	259,853
Advanced Micro Devices, Inc. (b)	4,639	943,712
AECOM	5,034	426,984
Aflac, Inc.	3,838	421,067
Agilent Technologies, Inc.	661	75,341
Airbnb, Inc. Class A (b)	528	66,676
Alcon AG	1,043	76,919
Allegion PLC	989	143,692
Allstate Corp.	1,098	227,659
Alnylam Pharmaceuticals, Inc. (b)	222	73,453
Alphabet, Inc. Class A	9,114	2,620,822
Alphabet, Inc. Class C	12,677	3,636,524
Amazon.com, Inc. (b)	18,510	3,855,078
American Express Co.	1,924	581,972
American International Group, Inc.	2,892	217,623
American Tower Corp. REIT	837	144,449
American Water Works Co., Inc.	1,706	232,170
Ameriprise Financial, Inc.	433	192,425
AMETEK, Inc.	1,295	277,596
Amgen, Inc.	1,121	394,424
Amphenol Corp. Class A	2,442	308,547
Analog Devices, Inc.	3,428	1,090,584
Annaly Capital Management, Inc. REIT	4,037	85,383
Aon PLC Class A	430	138,795
Apollo Global Management, Inc.	1,642	182,952
Apple, Inc.	30,245	7,675,879
Applied Materials, Inc.	1,049	358,538
AppLovin Corp. Class A (b)	346	137,708
Arch Capital Group Ltd. (b)	1,857	178,253
Arista Networks, Inc. (b)	1,813	222,600
Arthur J Gallagher & Co.	422	91,397
Astera Labs, Inc. (b)	228	24,989
AT&T, Inc.	12,308	356,809
Autodesk, Inc. (b)	1,324	316,966
Automatic Data Processing, Inc.	1,037	210,698
AvalonBay Communities, Inc. REIT	2,291	374,235
Axon Enterprise, Inc. (b)	292	124,009
Bank of America Corp.	14,231	693,761
Bank of New York Mellon Corp.	2,471	293,135
Becton Dickinson & Co.	753	118,394
Biogen, Inc. (b)	299	54,816
Blackrock, Inc.	401	385,646
Blackstone, Inc.	1,624	186,744
Block, Inc. (b)	219	13,179
Security Description	Shares	Value
Block, Inc. CDI (b)	454	$26,278
Booking Holdings, Inc.	71	298,933
Boston Scientific Corp. (b)	5,325	334,144
Bristol-Myers Squibb Co.	6,583	399,259
Broadcom, Inc.	9,229	2,856,468
Broadridge Financial Solutions, Inc.	562	91,314
Brown & Brown, Inc.	769	50,146
Cadence Design Systems, Inc. (b)	195	54,185
Capital One Financial Corp.	1,942	354,279
Carlyle Group, Inc.	462	22,356
Carvana Co. (b)	119	37,411
Cboe Global Markets, Inc.	243	68,300
CDW Corp.	1,140	137,963
Charles Schwab Corp.	3,511	329,964
Charter Communications, Inc. Class A (b)	297	64,116
Chipotle Mexican Grill, Inc. (b)	1,868	59,795
Chubb Ltd.	1,257	409,694
Church & Dwight Co., Inc.	1,388	129,528
Cincinnati Financial Corp.	666	104,795
Cintas Corp.	276	46,683
Cisco Systems, Inc.	10,704	830,523
Citigroup, Inc.	248	28,126
CME Group, Inc.	843	248,980
Cognizant Technology Solutions Corp. Class A	1,548	94,970
Coinbase Global, Inc. Class A (b)	272	47,494
Comcast Corp. Class A	9,045	259,682
Constellation Brands, Inc. Class A	219	32,850
Cooper Cos., Inc. (b)	360	25,740
Copart, Inc. (b)	1,090	36,188
Corpay, Inc. (b)	191	55,579
CoStar Group, Inc. (b)	625	25,213
Crowdstrike Holdings, Inc. Class A (b)	247	96,431
Crown Castle, Inc. REIT	514	41,793
Danaher Corp.	1,269	240,602
Dexcom, Inc. (b)	736	46,221
Digital Realty Trust, Inc. REIT	12,118	2,183,785
DoorDash, Inc. Class A (b)	207	31,081
Eaton Corp. PLC	631	225,690
eBay, Inc.	3,412	310,560
Ecolab, Inc.	358	95,235
Edison International	12,565	919,507
Edwards Lifesciences Corp. (b)	2,464	197,317
Electronic Arts, Inc.	118	24,057
Eli Lilly & Co.	1,874	1,723,649
Equifax, Inc.	157	28,271
Equinix, Inc. REIT	1,781	1,745,807
Equitable Holdings, Inc.	3,319	123,168
Equity Residential REIT	1,492	88,252
Erie Indemnity Co. Class A	115	28,901
Essex Property Trust, Inc. REIT	486	117,612
Estee Lauder Cos., Inc. Class A	575	41,268
Everest Group Ltd.	120	39,222
Exelon Corp.	11,427	560,152
See accompanying notes to financial statements.

STATE STREET SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Experian PLC	1,900	$65,094
Extra Space Storage, Inc. REIT	383	50,223
F5, Inc. (b)	1,376	398,118
Fair Isaac Corp. (b)	12	12,810
Fastenal Co.	6,310	292,784
Ferrovial SE	18,455	1,178,442
Fidelity National Information Services, Inc.	1,147	53,806
First Solar, Inc. (b)	2,340	461,588
Fiserv, Inc. (b)	1,291	72,038
Fortinet, Inc. (b)	1,377	112,528
Fortive Corp.	1,919	106,082
Fox Corp. Class A	1,248	72,883
Fox Corp. Class B	1,140	60,534
Garmin Ltd.	571	132,478
Gartner, Inc. (b)	92	14,567
Gilead Sciences, Inc.	1,062	148,011
Global Payments, Inc.	611	41,120
GoDaddy, Inc. Class A (b)	255	21,081
Goldman Sachs Group, Inc.	332	280,869
Graco, Inc.	1,006	85,158
GSK PLC	9,115	248,092
Haleon PLC	17,297	85,262
Hartford Insurance Group, Inc.	1,596	215,827
Healthpeak Properties, Inc. REIT	3,379	55,517
Hilton Worldwide Holdings, Inc.	148	45,004
Hologic, Inc. (b)	891	67,351
Home Depot, Inc.	2,179	716,651
Huntington Bancshares, Inc.	1,632	25,541
IDEX Corp.	429	81,317
IDEXX Laboratories, Inc. (b)	231	129,797
Illumina, Inc. (b)	404	49,797
Incyte Corp. (b)	275	25,883
Insulet Corp. (b)	122	25,600
Intel Corp. (b)	11,210	494,697
Intercontinental Exchange, Inc.	1,237	194,555
International Business Machines Corp.	4,423	1,072,091
Intuit, Inc.	691	298,775
Intuitive Surgical, Inc. (b)	884	407,515
IonQ, Inc. (a) (b)	781	22,516
IQVIA Holdings, Inc. (b)	811	138,308
Iron Mountain, Inc. REIT	760	77,626
Jack Henry & Associates, Inc.	118	18,649
Jacobs Solutions, Inc.	994	126,516
Johnson & Johnson	6,093	1,489,373
JPMorgan Chase & Co.	6,744	1,983,815
Kenvue, Inc.	1,036	17,861
Keurig Dr. Pepper, Inc.	3,036	79,938
Keysight Technologies, Inc. (b)	681	192,294
KKR & Co., Inc.	1,303	120,527
KLA Corp.	362	533,012
Labcorp Holdings, Inc.	158	42,156
Lam Research Corp.	2,187	467,274
Liberty Media Corp.-Liberty Formula One Class C (b)	736	62,575
Security Description	Shares	Value
Lowe's Cos., Inc.	589	$139,169
Lululemon Athletica, Inc. (b)	390	59,709
M&T Bank Corp.	679	140,363
Markel Group, Inc. (b)	63	120,586
Marriott International, Inc. Class A	124	40,557
Marsh & McLennan Cos., Inc.	1,353	234,678
Marvell Technology, Inc.	10,161	1,006,447
Mastercard, Inc. Class A	1,894	946,356
McDonald's Corp.	1,868	580,556
Medtronic PLC	1,208	104,673
Merck & Co., Inc.	7,413	891,710
Meta Platforms, Inc. Class A	4,443	2,541,974
MetLife, Inc.	3,928	277,788
Mettler-Toledo International, Inc. (b)	75	94,590
Micron Technology, Inc.	1,388	468,922
Microsoft Corp.	14,802	5,479,256
Monolithic Power Systems, Inc.	79	86,375
Monster Beverage Corp. (b)	804	58,258
Moody's Corp.	718	313,227
Morgan Stanley	3,001	493,875
Motorola Solutions, Inc.	839	364,101
Nasdaq, Inc.	801	67,997
NetApp, Inc.	728	74,540
Netflix, Inc. (b)	9,058	870,927
Neurocrine Biosciences, Inc. (b)	164	21,605
Northern Trust Corp.	646	90,162
Novartis AG	6,039	908,311
NVIDIA Corp.	53,722	9,369,117
Old Dominion Freight Line, Inc.	164	32,046
Omnicom Group, Inc.	498	37,504
Oracle Corp.	4,894	719,956
Palantir Technologies, Inc. Class A (b)	3,867	565,665
Palo Alto Networks, Inc. (b)	1,109	177,795
Paychex, Inc.	853	78,578
PayPal Holdings, Inc.	2,291	103,622
Pentair PLC	3,307	288,073
Pfizer, Inc.	11,463	321,881
Pinterest, Inc. Class A (b)	718	13,168
PNC Financial Services Group, Inc.	1,383	287,788
Progressive Corp.	1,305	258,703
Prologis, Inc. REIT	2,953	390,328
Prudential Financial, Inc.	1,755	171,446
Public Storage REIT	490	132,731
Qiagen NV	372	14,892
QUALCOMM, Inc.	2,498	321,692
Quanta Services, Inc.	993	545,177
Quest Diagnostics, Inc.	191	37,432
Raymond James Financial, Inc.	365	52,848
Realty Income Corp. REIT	1,759	107,616
Regency Centers Corp. REIT	259	19,596
Regeneron Pharmaceuticals, Inc.	201	155,301
Reliance, Inc.	416	126,431
ResMed, Inc.	498	111,791
Rivian Automotive, Inc. Class A (a) (b)	23,580	354,879
See accompanying notes to financial statements.

STATE STREET SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Robinhood Markets, Inc. Class A (b)	852	$59,044
ROBLOX Corp. Class A (b)	293	16,572
Roche Holding AG	1,556	609,387
Rocket Lab Corp. (b)	683	43,862
Rockwell Automation, Inc.	454	162,932
Rollins, Inc.	625	33,381
Roper Technologies, Inc.	68	24,062
Ross Stores, Inc.	808	175,037
Royalty Pharma PLC Class A	2,635	126,401
S&P Global, Inc.	1,155	491,268
Salesforce, Inc.	3,163	590,437
Sanofi SA	2,499	238,180
Schneider Electric SE	4,254	1,122,924
ServiceNow, Inc. (b)	4,627	483,753
Sherwin-Williams Co.	3,373	1,081,215
Simon Property Group, Inc. REIT	1,287	240,064
Snap, Inc. Class A (b)	1,775	8,165
Snap-on, Inc.	77	27,968
Snowflake, Inc. (b)	920	138,754
Spotify Technology SA (b)	216	104,741
Starbucks Corp.	2,342	209,820
State Street Corp. (f)	279	35,310
STERIS PLC	196	43,341
Strategy, Inc. (b)	388	48,422
Stryker Corp.	970	318,732
Sunbelt Rentals Holdings, Inc.	2,053	128,596
Super Micro Computer, Inc. (b)	1,062	24,182
Swiss Re AG (a)	989	162,710
Synchrony Financial	2,049	139,373
T. Rowe Price Group, Inc.	608	54,805
Teradyne, Inc.	509	150,898
Tesla, Inc. (b)	7,092	2,636,451
Texas Instruments, Inc.	2,060	399,928
Thermo Fisher Scientific, Inc.	942	463,021
TJX Cos., Inc.	4,607	735,738
T-Mobile U.S., Inc.	841	176,635
Trade Desk, Inc. Class A (b)	648	14,703
Tradeweb Markets, Inc. Class A	193	22,708
TransUnion	198	13,700
Travelers Cos., Inc.	902	263,095
Trimble, Inc. (b)	1,504	98,106
U.S. Bancorp	3,795	197,378
Uber Technologies, Inc. (b)	3,484	250,604
Ulta Beauty, Inc. (b)	216	112,905
United Rentals, Inc.	96	69,942
UnitedHealth Group, Inc.	1,972	533,603
Veeva Systems, Inc. Class A (b)	212	37,240
Ventas, Inc. REIT	654	53,484
Veralto Corp.	2,615	231,218
VeriSign, Inc.	118	29,306
Verisk Analytics, Inc.	246	46,679
Verizon Communications, Inc.	7,654	384,231
Vertex Pharmaceuticals, Inc. (b)	461	205,855
Vertiv Holdings Co. Class A	774	193,949
Visa, Inc. Class A	3,679	1,111,941
Vulcan Materials Co.	85	23,146
Security Description	Shares	Value
W.R. Berkley Corp.	1,858	$123,148
Walmart, Inc.	1,614	200,588
Walt Disney Co.	3,838	369,906
Waste Management, Inc.	683	156,947
Waters Corp. (b)	183	54,497
Wells Fargo & Co.	5,215	415,166
Welltower, Inc. REIT	1,699	335,909
West Pharmaceutical Services, Inc.	88	22,056
Westinghouse Air Brake Technologies Corp.	649	162,192
Willis Towers Watson PLC	355	103,199
Workday, Inc. Class A (b)	151	19,618
WP Carey, Inc. REIT	369	25,077
WW Grainger, Inc.	35	38,178
Xylem, Inc.	7,357	879,161
Yum! Brands, Inc.	882	137,133
Zebra Technologies Corp. Class A (b)	78	16,308
Zillow Group, Inc. Class C (b)	318	13,159
Zoetis, Inc.	1,451	171,523
Zoom Communications, Inc. (b)	381	30,629
		109,187,524
TOTAL COMMON STOCKS (Cost $128,125,609)		162,804,485
RIGHTS — 0.0% *
SINGAPORE — 0.0% *
CapitaLand Ascendas REIT (expiring 04/15/26) (b) (Cost $0)	4,124	384
SHORT-TERM INVESTMENTS — 4.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.64% (g) (h)	1,727,171	1,727,171
State Street Navigator Securities Lending Portfolio II (f) (i)	6,104,420	6,104,420
TOTAL SHORT-TERM INVESTMENTS (Cost $7,831,591)		7,831,591
TOTAL INVESTMENTS — 103.2% (Cost $135,957,200)		170,636,460
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.2)%		(5,333,533)
NET ASSETS — 100.0%		$165,302,927

(a)	All or a portion of the shares of the security are on loan at March 31, 2026.
(b)	Non-income producing security.
(c)
Securities purchased pursuant to Rule 144A of the
Securities Act of 1933, as amended. These securities,
which represent 1.0% of net assets as of March 31, 2026,
may be resold in transactions exempt from registration,
normally to qualified institutional buyers.

See accompanying notes to financial statements.

STATE STREET SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

(d)
Fair valued as determined in good faith by the Trust's
Oversight Committee in accordance with policy and
procedures approved by the Board of Trustees. Security
value is determined based on significant unobservable
inputs and is classified as Level 3. As of March 31, 2026,
total aggregate fair value of the securities is $0,
representing 0.00% of the Fund's net assets.

(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2026 are shown in the Affiliate Table below.
(g)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended March 31, 2026
are shown in the Affiliate Table below.

(h)	The rate shown is the annualized seven-day yield at March 31, 2026.
(i)	Investment of cash collateral for securities loaned.

*	Amount is less than 0.05% of net assets.

Abbreviations:
ADR	American Depositary Receipt
CDI	CREST Depository Interest
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust
At March 31, 2026, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI World NTR Index (long)	27	06/19/2026	$2,275,914	$2,234,250	$(41,664)
During the period ended March 31, 2026, the average notional value related to futures contracts was $1,612,828.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$162,724,382	$80,103	$0 (a)	$162,804,485
Rights	—	384	—	384
Short-Term Investments	7,831,591	—	—	7,831,591
TOTAL INVESTMENTS	$170,555,973	$80,487	$0	$170,636,460
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(41,664)	$—	$—	$(41,664)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(41,664)	$—	$—	$(41,664)

(a)	The Fund held Level 3 securities that were valued at $0 at March 31, 2026.
See accompanying notes to financial statements.

STATE STREET SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Sector Breakdown as of March 31, 2026

% of Net Assets
Information Technology	30.1%
Financials	17.1
Industrials	10.6
Health Care	9.7
Consumer Discretionary	8.9
Communication Services	8.4
Real Estate	6.9
Utilities	3.3
Materials	2.3
Consumer Staples	1.2
Short-Term Investments	4.7
Liabilities in Excess of Other Assets	(3.2)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/25	Value at 9/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/26	Value at 3/31/26	Dividend Income
State Street Corp.	286	$33,179	$880	$1,843	$745	$2,349	279	$35,310	$480
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,202,613	1,202,613	5,096,557	4,571,999	—	—	1,727,171	1,727,171	26,212
State Street Navigator Securities Lending Portfolio II	4,090,279	4,090,279	20,276,320	18,262,179	—	—	6,104,420	6,104,420	13,508
Total		$5,326,071	$25,373,757	$22,836,021	$745	$2,349		$7,866,901	$40,200
See accompanying notes to financial statements.

STATE STREET SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.1%
AUSTRALIA — 4.9%
Anglogold Ashanti PLC	37,631	$3,610,641
ANZ Group Holdings Ltd.	249,858	6,155,466
Aristocrat Leisure Ltd.	26,598	825,775
BHP Group Ltd.	376,960	13,009,687
Brambles Ltd.	192,378	2,977,769
Cochlear Ltd.	2,932	339,574
Coles Group Ltd.	99,822	1,501,363
Commonwealth Bank of Australia (a)	134,220	15,416,206
CSL Ltd.	34,571	3,333,344
Evolution Mining Ltd.	71,680	619,562
Fortescue Ltd. (a)	135,869	1,889,981
Glencore PLC (b)	789,962	5,890,940
Goodman Group REIT	113,897	1,992,326
Insurance Australia Group Ltd.	292,741	1,471,658
Macquarie Group Ltd.	34,821	4,815,810
Medibank Pvt Ltd.	228,542	682,464
National Australia Bank Ltd.	228,228	6,477,626
Northern Star Resources Ltd.	75,277	1,049,705
Origin Energy Ltd.	232,188	1,968,737
Pro Medicus Ltd. (a)	3,880	310,652
QBE Insurance Group Ltd.	93,538	1,360,083
Rio Tinto Ltd. (a)	30,460	3,367,762
Rio Tinto PLC	83,412	7,638,077
Santos Ltd.	192,307	1,048,420
Scentre Group REIT	224,259	509,935
Sigma Healthcare Ltd. (a)	109,149	198,104
Sonic Healthcare Ltd.	69,927	979,412
South32 Ltd.	479,048	1,400,987
Suncorp Group Ltd.	164,489	1,819,435
Telstra Group Ltd.	339,089	1,237,850
Transurban Group Stapled Security	222,674	2,136,657
Vicinity Ltd. REIT	515,428	826,059
Wesfarmers Ltd.	99,822	4,984,718
Westpac Banking Corp.	285,885	7,728,331
WiseTech Global Ltd. (a)	9,757	254,071
Woodside Energy Group Ltd. (a)	155,663	3,736,807
Woolworths Group Ltd.	125,606	3,132,263
		116,698,257
AUSTRIA — 0.2%
Erste Group Bank AG	37,125	3,956,727
OMV AG	18,499	1,347,079
Verbund AG	779	58,925
		5,362,731
BELGIUM — 0.5%
Ageas SA	24,272	1,763,268
Anheuser-Busch InBev SA	56,515	3,888,762
KBC Group NV	24,421	2,940,408
Syensqo SA (a)	11,631	663,093
UCB SA	12,357	3,680,454
		12,935,985
Security Description	Shares	Value
BRAZIL — 1.7%
Ambev SA ADR (a)	496,234	$1,449,003
Axia Energia	104,797	1,175,215
B3 SA - Brasil Bolsa Balcao	511,398	1,801,956
Banco Bradesco SA ADR	581,562	2,122,701
Banco do Brasil SA	141,318	622,433
BB Seguridade Participacoes SA	108,941	726,211
Cia Energetica de Minas Gerais ADR	392,413	937,867
Embraer SA	34,135	503,009
Equatorial SA	121,264	946,760
Gerdau SA ADR	144,533	521,764
Itau Unibanco Holding SA ADR	535,523	4,487,683
Localiza Rent a Car SA	63,133	567,985
Motiva Infraestrutura de Mobilidade SA	201,260	609,336
NU Holdings Ltd. Class A (b)	233,198	3,351,055
Petroleo Brasileiro SA - Petrobras ADR (a)	297,693	5,581,744
PRIO SA (b)	81,141	1,028,801
Raia Drogasil SA	180,848	814,897
Rumo SA	158,115	492,032
Suzano SA	58,167	578,111
TOTVS SA	90,307	604,243
Vale SA	10,765	170,032
Vale SA ADR	250,867	3,991,294
Vibra Energia SA	125,025	757,053
WEG SA	133,796	1,306,970
Wheaton Precious Metals Corp.	35,306	4,619,595
Yara International ASA	21,595	1,250,348
		41,018,098
CANADA — 8.9%
Agnico Eagle Mines Ltd.	33,569	6,792,217
Alamos Gold, Inc. Class A	16,442	729,171
Alimentation Couche-Tard, Inc.	50,180	2,835,221
AtkinsRealis Group, Inc. (a)	1,964	125,956
Bank of Montreal	67,743	9,146,312
Bank of Nova Scotia	101,728	7,032,138
Barrick Mining Corp.	140,630	5,728,792
Bombardier, Inc. Class B (a) (b)	3,440	606,434
Brookfield Asset Management Ltd. Class A (a)	27,280	1,209,034
Brookfield Corp.	163,672	6,611,150
Brookfield Renewable Corp.	10,882	432,301
CAE, Inc. (a) (b)	41,742	1,083,369
Cameco Corp.	39,811	4,315,580
Canadian Imperial Bank of Commerce	78,837	7,447,866
Canadian National Railway Co.	54,878	5,630,348
Canadian Natural Resources Ltd. (a)	187,019	9,093,984
Canadian Pacific Kansas City Ltd. (a)	66,027	5,179,302
Canadian Tire Corp. Ltd. Class A (a)	11,425	1,531,575
CCL Industries, Inc. Class B	12,736	795,435
See accompanying notes to financial statements.

STATE STREET SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Celestica, Inc. (b)	7,591	$2,134,542
Cenovus Energy, Inc.	94,072	2,488,724
CGI, Inc.	12,992	946,785
Constellation Software, Inc. (a)	1,464	2,561,767
Dollarama, Inc. (a)	20,311	2,484,825
Enbridge, Inc.	129,838	7,015,932
Fairfax Financial Holdings Ltd.	1,355	2,301,446
FirstService Corp. (a)	2,072	287,323
Fortis, Inc. (a)	38,243	2,126,788
Franco-Nevada Corp.	14,739	3,637,884
George Weston Ltd.	16,926	1,191,994
Gildan Activewear, Inc. (a)	28,019	1,555,395
IGM Financial, Inc. (a)	21,408	1,016,748
Imperial Oil Ltd.	34,676	4,527,472
Intact Financial Corp.	9,881	1,784,818
Kinross Gold Corp.	127,252	3,878,061
Loblaw Cos. Ltd.	97,133	4,414,156
Lundin Gold, Inc.	3,928	299,227
Magna International, Inc.	18,272	1,017,199
Manulife Financial Corp.	147,882	5,077,930
National Bank of Canada (a)	45,224	5,833,379
Nutrien Ltd. (a)	42,879	3,226,487
Open Text Corp. (a)	21,408	475,546
Pan American Silver Corp.	22,926	1,250,166
Pembina Pipeline Corp.	41,539	1,853,487
Power Corp. of Canada (a)	41,625	1,997,511
RB Global, Inc. (a)	10,704	1,023,267
Restaurant Brands International, Inc. (a)	18,267	1,347,429
Rogers Communications, Inc. Class B (a)	52,839	2,025,643
Royal Bank of Canada	123,500	19,900,885
Shopify, Inc. Class A (b)	87,450	10,343,232
Sun Life Financial, Inc.	59,670	3,726,302
Suncor Energy, Inc.	125,940	8,303,349
TC Energy Corp. (a)	68,067	4,248,731
Teck Resources Ltd. Class B	41,227	2,129,961
TELUS Corp.	102,573	1,314,181
TFI International, Inc. (a)	3,382	366,954
Thomson Reuters Corp. (a)	19,197	1,727,187
Toronto-Dominion Bank (a)	147,888	13,767,768
Tourmaline Oil Corp.	10,030	478,519
WSP Global, Inc.	9,870	1,531,192
		213,946,377
CHILE — 0.1%
Antofagasta PLC	11,275	494,670
Latam Airlines Group SA	18,213,668	444,949
Lundin Mining Corp.	32,362	804,441
Sociedad Quimica y Minera de Chile SA ADR (b)	14,569	1,179,215
		2,923,275
CHINA — 7.0%
3SBio, Inc. (c)	108,000	311,870
AAC Technologies Holdings, Inc.	68,000	287,084
Security Description	Shares	Value
Agricultural Bank of China Ltd. Class H	2,099,000	$1,491,216
Airtac International Group	17,789	552,533
Akeso, Inc. (b) (c)	52,000	863,549
Alibaba Group Holding Ltd.	1,192,100	18,093,913
Alibaba Health Information Technology Ltd. (a) (b)	428,000	254,391
Aluminum Corp. of China Ltd. Class A	292,169	482,246
Anhui Conch Cement Co. Ltd. Class H	120,500	325,834
ANTA Sports Products Ltd.	68,200	658,496
AviChina Industry & Technology Co. Ltd. Class H (a)	570,000	241,371
Baidu, Inc. Class A (b)	157,514	2,123,572
Bank of China Ltd. Class H	5,516,436	3,496,937
Bank of Communications Co. Ltd. Class H	1,143,710	1,026,979
Bank of Ningbo Co. Ltd. Class A	14,800	65,250
Beijing Compass Technology Development Co. Ltd. Class A	3,100	43,663
Beijing Enlight Media Co. Ltd. Class A	13,900	30,953
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. Class A (b)	13,000	74,819
Bilibili, Inc. Class Z (b)	17,602	383,238
BOC Hong Kong Holdings Ltd.	171,000	933,497
BYD Co. Ltd. Class A	39,049	595,061
BYD Co. Ltd. Class H	229,900	3,102,398
BYD Electronic International Co. Ltd. (a)	43,500	153,134
Cambricon Technologies Corp. Ltd. Class A (b)	1,362	193,847
CGN Power Co. Ltd. Class H (c)	678,400	304,580
China CITIC Bank Corp. Ltd. Class H	553,000	557,218
China CITIC Financial Asset Management Co. Ltd. Class H (a) (b) (c)	984,000	99,151
China Construction Bank Corp. Class H	5,980,720	6,400,123
China Eastern Airlines Corp. Ltd. Class A (b)	366,500	225,524
China Feihe Ltd. (c)	546,000	242,351
China Galaxy Securities Co. Ltd. Class H	309,000	311,357
China Gas Holdings Ltd.	127,066	115,880
China Hongqiao Group Ltd.	162,500	720,454
China International Capital Corp. Ltd. Class H (c)	101,600	222,504
China Life Insurance Co. Ltd. Class H	581,000	1,822,989
China Literature Ltd. (a) (b) (c)	45,400	147,199
China Longyuan Power Group Corp. Ltd. Class H	262,000	238,267
China Mengniu Dairy Co. Ltd.	357,000	783,194
See accompanying notes to financial statements.

STATE STREET SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
China Merchants Bank Co. Ltd. Class H	373,514	$2,347,742
China Merchants Port Holdings Co. Ltd.	450,108	840,486
China Minsheng Banking Corp. Ltd. Class H	347,200	162,524
China Oilfield Services Ltd. Class H	372,000	428,453
China Overseas Land & Investment Ltd.	325,000	478,782
China Pacific Insurance Group Co. Ltd. Class H	200,000	813,245
China Petroleum & Chemical Corp. Class H	2,255,800	1,291,873
China Power International Development Ltd. (a)	449,000	180,970
China Railway Group Ltd. Class H	215,000	110,788
China Rare Earth Resources & Technology Co. Ltd. Class A (b)	34,500	239,717
China Resources Beer Holdings Co. Ltd.	190,670	623,553
China Resources Gas Group Ltd.	65,400	158,741
China Resources Land Ltd.	215,500	787,215
China Resources Mixc Lifestyle Services Ltd. (c)	77,000	461,988
China Resources Power Holdings Co. Ltd. (a)	140,000	325,885
China Ruyi Holdings Ltd. (a) (b)	828,000	161,583
China Shenhua Energy Co. Ltd. Class H	262,500	1,544,157
China Southern Airlines Co. Ltd. Class A (b)	249,400	204,021
China Taiping Insurance Holdings Co. Ltd.	149,000	389,215
China Tourism Group Duty Free Corp. Ltd. Class A	11,800	120,243
China Yangtze Power Co. Ltd. Class A	142,400	557,502
CITIC Ltd.	397,000	598,523
CITIC Securities Co. Ltd. Class H	113,725	344,938
CMOC Group Ltd. Class H	132,000	271,064
Contemporary Amperex Technology Co. Ltd. Class A	19,420	1,129,485
COSCO SHIPPING Holdings Co. Ltd. Class H (a)	114,649	217,886
CSPC Pharmaceutical Group Ltd.	664,800	771,623
Eastroc Beverage Group Co. Ltd. Class A	5,190	154,249
Ecovacs Robotics Co. Ltd. Class A	22,500	198,785
ENN Energy Holdings Ltd.	50,500	408,048
Eoptolink Technology, Inc. Ltd. Class A	3,400	217,999
Security Description	Shares	Value
GCL Technology Holdings Ltd. (a) (b)	1,495,000	$163,988
GDS Holdings Ltd. Class A (a) (b)	68,900	339,570
Geely Automobile Holdings Ltd.	510,000	1,360,833
Genscript Biotech Corp. (b)	152,000	212,290
Giant Biogene Holding Co. Ltd. (a) (c)	27,600	96,809
GigaDevice Semiconductor, Inc. Class A	5,100	175,816
GoerTek, Inc. Class A	100,694	325,990
Great Wall Motor Co. Ltd. Class H	253,500	398,994
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	3,800	12,577
Guotai Haitong Securities Co. Ltd. Class H (c)	98,656	168,365
H World Group Ltd. ADR (a)	13,886	698,327
Haidilao International Holding Ltd. (a) (c)	189,000	344,000
Haier Smart Home Co. Ltd. Class H	179,800	475,174
Hainan Airport Infrastructure Co. Ltd. Class A	542,600	284,392
Hansoh Pharmaceutical Group Co. Ltd. (a) (c)	100,000	452,539
Hengan International Group Co. Ltd.	89,000	312,173
Hithink RoyalFlush Information Network Co. Ltd. Class A	2,400	103,725
Horizon Robotics (a) (b)	303,600	256,350
Hoshine Silicon Industry Co. Ltd. Class A	6,600	38,663
Hua Hong Semiconductor Ltd. Class H (a) (b) (c)	41,000	406,067
Huaneng Power International, Inc. Class H	664,000	499,681
Huatai Securities Co. Ltd. Class H (c)	148,800	281,081
Imeik Technology Development Co. Ltd. Class A	1,700	28,857
Industrial & Commercial Bank of China Ltd. Class H	4,622,045	4,044,186
Ingenic Semiconductor Co. Ltd. Class A	9,100	137,422
Inner Mongolia Yitai Coal Co. Ltd. Class B	124,100	266,939
Innovent Biologics, Inc. (b) (c)	104,500	1,131,610
J&T Global Express Ltd. (b)	75,400	97,229
JD Health International, Inc. (b) (c)	67,550	405,462
JD.com, Inc. Class A	162,652	2,348,436
Jiangsu Expressway Co. Ltd. Class H (a)	38,000	48,904
Jiangsu Hengli Hydraulic Co. Ltd. Class A	5,400	75,058
See accompanying notes to financial statements.

STATE STREET SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Jiangsu Hoperun Software Co. Ltd. Class A	4,900	$27,513
Kanzhun Ltd. ADR	24,554	328,778
KE Holdings, Inc. Class A	154,200	745,412
Kingdee International Software Group Co. Ltd. (b)	227,000	248,130
Kingsoft Corp. Ltd. (a)	125,400	359,556
Kuaishou Technology (c)	180,700	1,039,920
Kuang-Chi Technologies Co. Ltd. Class A (b)	151,600	842,430
Kweichow Moutai Co. Ltd. Class A	5,245	1,101,141
Laopu Gold Co. Ltd. Class H (a)	1,200	95,737
Lenovo Group Ltd. (a)	470,000	548,519
Li Auto, Inc. Class A (a) (b)	82,020	708,241
Li Ning Co. Ltd.	182,000	496,773
Longfor Group Holdings Ltd. (a) (c)	239,224	230,369
Luxshare Precision Industry Co. Ltd. Class A	61,366	437,675
Maxscend Microelectronics Co. Ltd. Class A	5,440	62,799
Meitu, Inc. (a) (c)	240,500	131,597
Meituan Class B (b) (c)	346,000	3,660,710
MINISO Group Holding Ltd. (a)	34,800	136,533
NAURA Technology Group Co. Ltd. Class A	14,336	927,823
NetEase Cloud Music, Inc. (a) (b) (c)	4,700	77,332
NetEase, Inc.	127,575	2,774,360
New China Life Insurance Co. Ltd. Class H	77,000	454,524
New Oriental Education & Technology Group, Inc.	120,190	668,387
NIO, Inc. Class A (b)	127,088	710,961
Nongfu Spring Co. Ltd. Class H (c)	125,800	752,855
OmniVision Integrated Circuits Group, Inc.	8,100	111,367
PDD Holdings, Inc. ADR (b)	49,965	5,105,424
People's Insurance Co. Group of China Ltd. Class H	244,000	168,057
PetroChina Co. Ltd. Class H	1,396,000	1,914,109
PICC Property & Casualty Co. Ltd. Class H	639,415	1,162,988
Ping An Insurance Group Co. of China Ltd. Class A	48,068	395,167
Ping An Insurance Group Co. of China Ltd. Class H (a)	385,500	2,923,137
Pop Mart International Group Ltd. (a) (c)	44,000	805,898
Prosus NV	113,118	5,080,440
Range Intelligent Computing Technology Group Co. Ltd. Class A	1,900	22,228
Rockchip Electronics Co. Ltd. Class A	9,400	207,185
Seres Group Co. Ltd. Class A	27,600	362,968
Security Description	Shares	Value
SF Holding Co. Ltd. Class A	6,800	$37,452
SG Micro Corp. Class A	4,706	46,081
Shandong Gold Mining Co. Ltd. Class A	82,597	481,348
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	259,200	123,976
Shanghai Baosight Software Co. Ltd. Class A	89,314	297,425
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	17,800	368,695
Shengyi Technology Co. Ltd. Class A	52,000	407,842
Shennan Circuits Co. Ltd. Class A	11,284	358,630
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	4,900	116,819
Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	52,923	469,792
Shenzhou International Group Holdings Ltd.	45,700	272,677
Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd. Class H (b)	1,600	93,875
Sino Biopharmaceutical Ltd.	1,329,500	998,795
Sinopharm Group Co. Ltd. Class H	54,400	140,160
SITC International Holdings Co. Ltd.	79,000	343,399
Smoore International Holdings Ltd. (a) (c)	135,000	152,904
Sungrow Power Supply Co. Ltd. Class A	11,900	259,754
Sunny Optical Technology Group Co. Ltd.	54,000	368,141
TAL Education Group ADR (b)	40,976	465,897
Tencent Holdings Ltd.	439,200	27,113,186
Tencent Music Entertainment Group ADR	59,204	549,413
Tianqi Lithium Corp. Class A (b)	4,200	33,738
Tingyi Cayman Islands Holding Corp.	280,000	463,560
Tongcheng Travel Holdings Ltd.	126,000	289,278
Trip.com Group Ltd. (b)	42,275	2,053,305
Tsingtao Brewery Co. Ltd. Class H	60,000	371,011
Victory Giant Technology Huizhou Co. Ltd. Class A	1,900	69,049
Vipshop Holdings Ltd. ADR	41,022	644,866
Want Want China Holdings Ltd.	466,000	274,006
Wharf Holdings Ltd. (a)	83,000	229,091
WuXi AppTec Co. Ltd. Class H (c)	8,600	128,887
Wuxi Biologics Cayman, Inc. (b) (c)	266,500	1,122,399
WuXi XDC Cayman, Inc. (b)	10,500	77,944
Xiaomi Corp. Class B (b) (c)	1,146,400	4,643,971
Xinyi Solar Holdings Ltd. (a)	284,730	105,682
See accompanying notes to financial statements.

STATE STREET SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
XPeng, Inc. Class A (b)	84,212	$703,002
Yadea Group Holdings Ltd. (c)	121,463	205,273
Yankuang Energy Group Co. Ltd. Class H (a)	274,800	510,680
Yum China Holdings, Inc.	27,326	1,343,262
Zhaojin Mining Industry Co. Ltd. Class H	95,000	384,595
Zhejiang Huayou Cobalt Co. Ltd. Class A	6,240	53,061
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	8,100	48,213
Zhejiang Leapmotor Technology Co. Ltd. Class H (b) (c)	35,700	214,103
Zhongji Innolight Co. Ltd. Class A	2,900	239,085
Zhuzhou CRRC Times Electric Co. Ltd. Class H	74,700	347,194
Zijin Mining Group Co. Ltd. Class H (a)	618,000	2,708,410
ZTE Corp. Class H (a)	66,400	184,628
ZTO Express Cayman, Inc. (a)	22,784	547,790
		167,798,819
CONGO — 0.0% *
Ivanhoe Mines Ltd. Class A (a) (b)	42,947	365,906
DENMARK — 1.0%
Coloplast AS Class B	5,373	361,547
Danske Bank AS	67,987	3,273,867
DSV AS	17,115	4,040,316
Genmab AS (b)	5,769	1,523,776
Novo Nordisk AS Class B	234,171	8,337,201
Novonesis Novozymes B Class B	20,982	1,237,490
Orsted AS (b) (c)	39,029	938,805
Pandora AS	9,509	665,222
Vestas Wind Systems AS	89,374	2,620,419
		22,998,643
EGYPT — 0.0% *
Commercial International Bank - Egypt (CIB)	320,076	709,586
FINLAND — 0.7%
Elisa OYJ	11,409	551,057
Fortum OYJ (a)	14,616	368,471
Kone OYJ Class B	33,838	2,135,770
Neste OYJ	30,615	985,925
Nokia OYJ	244,194	1,912,125
Nordea Bank Abp (a)	227,309	3,843,462
Sampo OYJ Class A	178,778	1,895,501
Stora Enso OYJ Class R (a)	75,396	874,359
UPM-Kymmene OYJ	65,339	2,017,600
Wartsila OYJ Abp	35,568	1,299,522
		15,883,792
FRANCE — 5.5%
Accor SA	26,939	1,260,809
Security Description	Shares	Value
Air Liquide SA	49,861	$10,221,475
Airbus SE	43,379	8,037,989
Alstom SA (b)	36,743	1,027,054
AXA SA	138,273	6,251,643
BioMerieux	730	77,214
BNP Paribas SA	81,313	7,587,858
Bouygues SA	24,051	1,369,228
Capgemini SE	16,219	1,878,097
Carrefour SA	58,268	1,067,804
Cie de Saint-Gobain SA	38,777	3,130,200
Cie Generale des Etablissements Michelin SCA	52,398	1,762,287
Credit Agricole SA	68,734	1,261,581
Danone SA	53,729	4,274,028
Dassault Systemes SE	49,194	978,886
Engie SA	100,696	3,214,967
EssilorLuxottica SA	24,445	5,588,040
Hermes International SCA	2,312	4,286,193
Kering SA	6,390	1,889,232
Klepierre SA REIT	11,361	424,382
Legrand SA	21,579	3,274,499
L'Oreal SA	18,630	7,498,967
LVMH Moet Hennessy Louis Vuitton SE	20,404	10,887,243
Orange SA	164,101	3,341,939
Pernod Ricard SA	19,902	1,472,634
Publicis Groupe SA	24,418	1,993,042
Renault SA	7,402	247,499
Safran SA	24,355	7,840,475
Sartorius Stedim Biotech	1,436	274,988
Societe Generale SA	42,661	3,035,751
Sodexo SA (a)	13,603	691,196
Thales SA	4,573	1,328,317
TotalEnergies SE	160,075	14,922,910
Unibail-Rodamco-Westfield REIT (b)	8,693	950,525
Veolia Environnement SA	54,821	2,062,961
Vinci SA	43,731	6,467,152
		131,879,065
GERMANY — 5.4%
adidas AG	13,847	2,180,184
Allianz SE	31,637	13,097,256
BASF SE	72,609	4,383,788
Bayer AG	75,968	3,447,381
Bayerische Motoren Werke AG	27,721	2,491,330
Commerzbank AG	57,840	2,051,945
Continental AG	7,538	517,643
CTS Eventim AG & Co. KGaA	324	18,539
Daimler Truck Holding AG	32,895	1,571,780
Deutsche Bank AG	142,226	4,115,665
Deutsche Boerse AG	16,941	4,901,326
Deutsche Lufthansa AG	58,813	487,632
Deutsche Post AG	88,597	4,568,145
Deutsche Telekom AG	269,244	9,911,621
Dr. Ing hc F Porsche AG Preference Shares	3,256	145,298
See accompanying notes to financial statements.

STATE STREET SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
E.ON SE	185,481	$4,051,964
Fresenius Medical Care AG	21,744	966,311
Fresenius SE & Co. KGaA	33,217	1,696,243
Heidelberg Materials AG	7,187	1,476,891
Henkel AG & Co. KGaA Preference Shares	8,231	628,773
Hensoldt AG	2,633	229,351
Infineon Technologies AG	79,207	3,467,967
LEG Immobilien SE	3,360	217,185
Mercedes-Benz Group AG	53,911	3,254,270
Merck KGaA	10,569	1,310,310
MTU Aero Engines AG	2,373	847,593
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	12,894	8,013,577
Porsche Automobil Holding SE Preference Shares	11,900	425,869
Rheinmetall AG	3,101	5,161,158
RWE AG	47,853	3,180,257
SAP SE	80,182	13,571,457
Sartorius AG Preference Shares	1,996	487,326
Scout24 SE (c)	1,765	134,220
Siemens AG	58,453	13,853,800
Siemens Energy AG	46,314	7,590,884
Siemens Healthineers AG (c)	21,033	879,702
Symrise AG	10,004	844,209
Volkswagen AG Preference Shares	10,678	1,062,996
Vonovia SE	47,757	1,186,352
Zalando SE (b) (c)	15,613	369,680
		128,797,878
GREECE — 0.1%
Allwyn AG	58,697	885,286
Jumbo SA	32,018	810,867
National Bank of Greece SA	29,423	448,682
		2,144,835
HONG KONG — 1.1%
AIA Group Ltd.	800,400	8,662,271
China Common Rich Renewable Energy Investments Ltd. (a) (b) (d)	448,000	—
China Huishan Dairy Holdings Co. Ltd. (b) (d)	1,418,000	—
CK Asset Holdings Ltd.	111,332	631,338
CLP Holdings Ltd.	99,500	932,789
Futu Holdings Ltd. ADR (b)	4,450	608,582
Henderson Land Development Co. Ltd. (a)	234,317	864,321
Hong Kong & China Gas Co. Ltd.	747,057	676,527
Hong Kong Exchanges & Clearing Ltd.	89,640	4,443,012
Hongkong Land Holdings Ltd.	46,100	358,197
Link REIT	312,782	1,437,005
Prudential PLC	153,732	2,104,299
Sun Hung Kai Properties Ltd.	116,185	1,914,632
Security Description	Shares	Value
Swire Pacific Ltd. Class A	68,006	$740,327
Techtronic Industries Co. Ltd.	119,000	1,549,693
WH Group Ltd. (c)	455,705	596,354
Wharf Real Estate Investment Co. Ltd.	101,000	291,398
		25,810,745
HUNGARY — 0.2%
MOL Hungarian Oil & Gas PLC	90,737	1,070,988
OTP Bank Nyrt	26,654	2,816,791
		3,887,779
INDIA — 3.5%
Adani Enterprises Ltd.	21,246	393,969
Adani Ports & Special Economic Zone Ltd.	56,478	781,592
Adani Power Ltd. (b)	366,178	580,758
Ambuja Cements Ltd.	145,626	616,059
Apollo Hospitals Enterprise Ltd.	9,269	725,014
Asian Paints Ltd.	25,653	585,605
Aurobindo Pharma Ltd.	32,692	449,594
Avenue Supermarts Ltd. (b) (c)	10,523	438,987
Axis Bank Ltd.	160,341	1,963,168
Bajaj Auto Ltd.	6,408	593,280
Bajaj Finance Ltd.	166,319	1,405,532
Bajaj Finserv Ltd.	33,149	570,303
Bharat Electronics Ltd.	502,634	2,123,173
Bharat Forge Ltd.	28,237	498,538
Bharat Petroleum Corp. Ltd.	155,240	459,916
Bharti Airtel Ltd.	158,918	2,986,391
Britannia Industries Ltd.	5,514	315,264
BSE Ltd.	12,659	358,154
Cholamandalam Investment & Finance Co. Ltd.	54,828	783,094
Cipla Ltd.	42,795	552,349
Dabur India Ltd.	80,964	350,365
Divi's Laboratories Ltd.	10,494	657,972
Dixon Technologies India Ltd.	2,820	287,593
DLF Ltd.	86,470	459,569
Dr. Reddy's Laboratories Ltd. ADR	106,970	1,481,534
Eicher Motors Ltd.	14,136	981,560
Eternal Ltd. (b)	484,939	1,170,720
Godrej Consumer Products Ltd.	44,520	462,244
HCL Technologies Ltd.	91,184	1,289,763
HDFC Bank Ltd.	711,246	5,485,702
HDFC Life Insurance Co. Ltd. (c)	78,093	486,266
Hero MotoCorp Ltd.	12,906	688,919
Hindalco Industries Ltd.	125,352	1,168,888
Hindustan Aeronautics Ltd.	14,428	530,458
Hindustan Petroleum Corp. Ltd.	99,198	350,780
Hindustan Unilever Ltd.	64,136	1,389,711
ICICI Bank Ltd. ADR	178,552	4,624,497
ICICI Lombard General Insurance Co. Ltd. (c)	24,315	438,522
Indian Oil Corp. Ltd.	248,105	354,179
Info Edge India Ltd.	47,420	483,805
See accompanying notes to financial statements.

STATE STREET SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Infosys Ltd. ADR (a)	280,514	$3,789,744
InterGlobe Aviation Ltd. (c)	16,436	683,355
ITC Ltd.	213,084	646,337
Jio Financial Services Ltd.	166,273	392,855
JSW Steel Ltd.	61,443	727,155
Jubilant Foodworks Ltd.	61,926	283,420
Kotak Mahindra Bank Ltd.	349,680	1,302,884
Larsen & Toubro Ltd.	41,544	1,534,805
LTIMindtree Ltd. (c)	10,594	448,316
Lupin Ltd.	31,206	761,292
Mahindra & Mahindra Ltd. GDR	65,790	2,171,070
Marico Ltd.	108,341	840,639
Maruti Suzuki India Ltd.	8,520	1,105,414
Max Healthcare Institute Ltd.	54,645	554,408
Muthoot Finance Ltd.	17,466	581,919
Nestle India Ltd.	93,305	1,155,679
NTPC Ltd.	201,627	787,918
PB Fintech Ltd. (b)	28,362	426,946
Persistent Systems Ltd.	5,362	275,718
Petronet LNG Ltd.	168,021	440,120
PI Industries Ltd.	11,393	326,576
Power Grid Corp. of India Ltd.	314,401	981,501
REC Ltd.	93,583	301,028
Reliance Industries Ltd. GDR (c)	120,962	7,027,892
Samvardhana Motherson International Ltd.	350,601	388,420
SBI Life Insurance Co. Ltd. (c)	38,920	729,293
Shree Cement Ltd.	2,281	553,604
Shriram Finance Ltd.	173,113	1,591,711
State Bank of India	125,502	1,295,923
Sun Pharmaceutical Industries Ltd.	63,673	1,179,628
Suzlon Energy Ltd. (b)	626,253	261,201
Tata Consultancy Services Ltd.	57,422	1,428,092
Tata Consumer Products Ltd.	65,730	703,254
Tata Motors Ltd./new (b)	128,685	535,641
Tata Motors Passenger Vehicles Ltd.	128,685	401,866
Tata Power Co. Ltd.	131,083	523,441
Tata Steel Ltd.	573,871	1,160,826
Tech Mahindra Ltd.	46,758	682,276
Titan Co. Ltd.	20,976	873,860
Torrent Pharmaceuticals Ltd.	11,260	501,002
Trent Ltd.	16,545	574,905
UltraTech Cement Ltd.	8,661	981,167
United Spirits Ltd.	58,710	754,420
UPL Ltd.	81,090	485,563
Varun Beverages Ltd.	86,070	348,550
Vedanta Ltd.	79,683	550,101
Wipro Ltd.	196,895	389,519
Yes Bank Ltd. (b)	1,440,391	261,962
		85,027,003
INDONESIA — 0.3%
Amman Mineral Internasional PT (b)	497,900	144,145
Security Description	Shares	Value
Astra International Tbk. PT	2,190,900	$805,739
Bank Central Asia Tbk. PT	3,750,300	1,423,368
Bank Mandiri Persero Tbk. PT	3,068,300	852,180
Bank Rakyat Indonesia Persero Tbk. PT	6,142,276	1,203,553
Barito Pacific Tbk. PT (b)	1,857,356	149,183
Chandra Asri Pacific Tbk. PT	457,900	127,984
Charoen Pokphand Indonesia Tbk. PT	1,343,500	324,125
Dian Swastatika Sentosa Tbk. PT (b)	106,600	413,993
GoTo Gojek Tokopedia Tbk. PT (b)	69,084,800	207,322
Jardine Matheson Holdings Ltd.	6,400	455,360
Petrindo Jaya Kreasi Tbk. PT	546,700	34,099
Telkom Indonesia Persero Tbk. PT	4,744,300	854,250
United Tractors Tbk. PT	239,600	437,764
		7,433,065
IRELAND — 0.2%
AerCap Holdings NV	6,269	859,982
AIB Group PLC	60,590	629,353
Bank of Ireland Group PLC	45,065	801,445
Kerry Group PLC Class A	18,837	1,484,553
Kingspan Group PLC	7,432	617,403
		4,392,736
ISRAEL — 0.6%
Bank Hapoalim BM	199,254	4,626,858
Bank Leumi Le-Israel BM	217,759	4,813,112
Check Point Software Technologies Ltd. (b)	6,889	984,094
CyberArk Software Ltd. (b)	3,704	166,680
Elbit Systems Ltd.	935	780,869
Nice Ltd. (b)	6,944	762,905
Nova Ltd. (b)	1,132	486,321
Phoenix Financial Ltd.	2,698	141,842
Teva Pharmaceutical Industries Ltd. ADR (b)	81,647	2,459,208
		15,221,889
ITALY — 1.9%
Banca Monte dei Paschi di Siena SpA	175,293	1,500,050
Banco BPM SpA (a)	11,104	151,737
Coca-Cola HBC AG Class DI	14,091	788,983
Enel SpA	578,377	6,247,555
Eni SpA	199,300	5,706,391
Ferrari NV (a)	11,365	3,784,383
FinecoBank Banca Fineco SpA	8,908	194,345
Generali	101,309	4,028,291
Intesa Sanpaolo SpA	1,043,429	6,204,754
Leonardo SpA	24,666	1,649,506
Moncler SpA	5,633	333,604
Poste Italiane SpA (c)	33,030	766,471
Prysmian SpA	20,310	2,311,568
Ryanair Holdings PLC	35,742	983,013
See accompanying notes to financial statements.

STATE STREET SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Snam SpA	196,460	$1,483,571
Telecom Italia SpA (b)	697,238	481,372
Terna - Rete Elettrica Nazionale	101,674	1,155,555
UniCredit SpA	125,922	8,830,014
		46,601,163
JAPAN — 14.2%
Advantest Corp.	52,800	6,747,275
Aeon Co. Ltd.	194,400	2,302,764
AGC, Inc.	26,600	919,271
Aisin Corp.	46,500	633,679
Ajinomoto Co., Inc.	46,900	1,296,243
Asahi Group Holdings Ltd.	146,800	1,462,556
Asahi Kasei Corp.	153,300	1,454,081
Asics Corp.	39,100	1,021,432
Astellas Pharma, Inc.	166,100	2,629,995
Bandai Namco Holdings, Inc.	30,400	738,933
Bridgestone Corp.	107,700	2,211,678
Canon, Inc. (a)	80,600	2,207,393
Capcom Co. Ltd. (a)	19,700	414,580
Central Japan Railway Co.	54,800	1,406,771
Chiba Bank Ltd. (a)	134,100	1,682,467
Chubu Electric Power Co., Inc.	80,500	1,306,499
Chugai Pharmaceutical Co. Ltd.	43,300	2,343,682
Dai-ichi Life Holdings, Inc.	244,900	2,187,459
Daiichi Sankyo Co. Ltd.	135,800	2,361,071
Daikin Industries Ltd.	20,000	2,348,985
Daiwa Securities Group, Inc.	208,700	1,915,281
Denso Corp.	164,100	2,008,830
Disco Corp.	4,700	1,809,215
East Japan Railway Co. (a)	75,300	1,715,774
Eisai Co. Ltd.	21,000	642,976
ENEOS Holdings, Inc.	320,008	2,837,207
FANUC Corp.	80,400	2,679,495
Fast Retailing Co. Ltd.	12,300	4,764,907
FUJIFILM Holdings Corp.	119,600	2,230,143
Fujikura Ltd.	79,000	2,030,989
Fujitsu Ltd.	165,500	3,299,805
Hitachi Ltd.	363,600	10,202,467
Honda Motor Co. Ltd.	345,000	2,726,994
Hoya Corp.	30,300	5,056,666
Idemitsu Kosan Co. Ltd.	71,700	694,736
IHI Corp.	43,500	858,024
Inpex Corp.	80,500	2,367,082
ITOCHU Corp.	507,500	6,298,691
Japan Exchange Group, Inc.	73,400	833,472
Japan Post Bank Co. Ltd.	128,100	2,027,103
Japan Tobacco, Inc.	86,100	3,258,043
JFE Holdings, Inc. (a)	36,200	413,106
Kajima Corp.	74,700	2,773,606
Kansai Electric Power Co., Inc.	75,800	1,231,411
Kao Corp. (a)	42,200	1,638,768
Kawasaki Heavy Industries Ltd.	16,000	291,357
KDDI Corp.	261,200	4,471,546
Keyence Corp.	10,900	3,758,715
Kirin Holdings Co. Ltd.	12,700	201,568
Security Description	Shares	Value
Komatsu Ltd.	87,000	$3,288,271
Konami Group Corp.	2,000	243,070
Kubota Corp.	113,300	1,749,815
Kyocera Corp.	177,800	2,657,668
Lasertec Corp. (a)	4,100	859,482
LY Corp. (a)	280,200	674,037
M3, Inc. (a)	30,900	311,836
Makita Corp.	33,400	1,065,886
Marubeni Corp.	158,300	5,590,102
Mitsubishi Chemical Group Corp.	170,400	962,912
Mitsubishi Corp.	279,200	9,331,236
Mitsubishi Electric Corp.	178,500	5,596,568
Mitsubishi Estate Co. Ltd.	133,718	3,631,878
Mitsubishi Heavy Industries Ltd.	265,400	7,044,970
Mitsubishi UFJ Financial Group, Inc.	837,900	13,693,758
Mitsui & Co. Ltd.	222,500	8,334,135
Mitsui Fudosan Co. Ltd.	134,900	1,403,777
Mizuho Financial Group, Inc.	143,080	5,474,436
MonotaRO Co. Ltd.	12,300	131,822
MS&AD Insurance Group Holdings, Inc. (a)	126,700	3,211,103
Murata Manufacturing Co. Ltd.	169,800	3,638,495
NEC Corp.	106,000	2,562,549
Nexon Co. Ltd.	27,300	502,619
NIDEC Corp.	75,800	936,720
Nintendo Co. Ltd.	79,900	4,407,081
Nippon Building Fund, Inc. REIT	247	205,872
Nippon Paint Holdings Co. Ltd.	37,400	229,492
Nippon Steel Corp. (a)	304,100	1,100,831
Nippon Yusen KK (a)	46,600	1,689,539
Nissan Motor Co. Ltd. (b)	205,800	430,771
Nitori Holdings Co. Ltd.	23,400	370,290
Nitto Denko Corp.	93,100	1,793,063
Nomura Holdings, Inc.	240,100	1,817,087
Nomura Research Institute Ltd. (a)	11,400	310,421
NTT, Inc.	2,358,300	2,330,283
Obayashi Corp.	141,400	3,338,352
Obic Co. Ltd.	11,000	266,340
Olympus Corp.	60,700	567,930
Oriental Land Co. Ltd. (a)	54,600	926,645
ORIX Corp.	132,200	3,828,307
Osaka Gas Co. Ltd.	62,900	2,522,879
Otsuka Holdings Co. Ltd.	22,700	1,570,979
Panasonic Holdings Corp.	203,300	3,303,992
Rakuten Group, Inc. (b)	68,900	313,166
Recruit Holdings Co. Ltd.	95,700	3,925,691
Renesas Electronics Corp.	94,200	1,273,941
Resona Holdings, Inc.	105,300	1,140,105
Ryohin Keikaku Co. Ltd.	800	16,765
Sanrio Co. Ltd. (a)	18,800	115,714
SBI Holdings, Inc. (a)	40,300	721,697
Secom Co. Ltd.	36,300	1,377,251
Seven & i Holdings Co. Ltd. (a)	192,000	2,562,776
Shimano, Inc. (a)	2,900	299,497
See accompanying notes to financial statements.

STATE STREET SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Shin-Etsu Chemical Co. Ltd.	143,000	$5,625,979
Shionogi & Co. Ltd.	54,300	1,184,026
Shiseido Co. Ltd.	24,100	483,242
SMC Corp.	4,200	1,580,577
SoftBank Corp.	2,054,200	2,725,763
SoftBank Group Corp.	304,900	6,813,247
Sompo Holdings, Inc.	101,700	3,843,236
Sony Financial Group, Inc. (a)	475,300	427,827
Sony Group Corp.	475,300	9,587,263
Subaru Corp.	24,700	385,583
Sumitomo Corp.	74,600	2,710,340
Sumitomo Electric Industries Ltd.	77,300	4,071,746
Sumitomo Mitsui Financial Group, Inc.	228,200	7,180,647
Sumitomo Mitsui Trust Group, Inc. (a)	37,200	1,146,234
Suzuki Motor Corp.	70,200	827,583
Sysmex Corp.	39,900	343,222
T&D Holdings, Inc.	44,000	1,094,123
Takeda Pharmaceutical Co. Ltd. (a)	124,399	4,428,914
TDK Corp.	221,900	2,742,192
Terumo Corp.	138,800	1,839,150
Tokio Marine Holdings, Inc.	147,200	6,761,818
Tokyo Electron Ltd.	35,000	8,190,647
Tokyo Gas Co. Ltd.	43,000	2,004,721
Tokyu Corp. (a)	103,200	1,207,535
TOPPAN Holdings, Inc.	38,000	980,514
Toray Industries, Inc.	212,700	1,471,345
Toyota Motor Corp.	721,500	14,340,204
Toyota Tsusho Corp.	94,800	3,545,540
Unicharm Corp.	54,800	320,519
West Japan Railway Co.	36,300	713,724
Yamaha Motor Co. Ltd.	128,200	906,965
Yokohama Financial Group, Inc.	197,300	1,704,005
ZOZO, Inc.	37,100	257,687
		339,814,811
KUWAIT — 0.1%
Boubyan Bank KSCP	550,312	1,217,583
Kuwait Finance House KSCP	213,076	554,025
Mabanee Co. KPSC	238,190	698,568
		2,470,176
LUXEMBOURG — 0.1%
ArcelorMittal SA	34,923	1,764,046
Eurofins Scientific SE (a)	4,306	310,880
		2,074,926
MACAU — 0.0% *
Galaxy Entertainment Group Ltd.	140,000	624,984
Sands China Ltd.	219,600	461,877
		1,086,861
MALAYSIA — 0.3%
AMMB Holdings Bhd.	395,800	644,189
CIMB Group Holdings Bhd.	585,099	1,091,010
Nestle Malaysia Bhd.	12,300	301,105
Security Description	Shares	Value
Petronas Dagangan Bhd.	78,300	$422,344
Press Metal Aluminium Holdings Bhd.	272,900	539,195
Public Bank Bhd.	1,032,800	1,193,753
QL Resources Bhd.	717,750	655,884
Tenaga Nasional Bhd.	334,900	1,149,694
		5,997,174
MEXICO — 0.7%
America Movil SAB de CV	2,416,077	3,050,646
Cemex SAB de CV (a)	1,823,140	2,076,630
Fomento Economico Mexicano SAB de CV	203,641	2,233,657
Fresnillo PLC	3,111	135,546
Grupo Aeroportuario del Pacifico SAB de CV Class B (a)	14,772	362,023
Grupo Bimbo SAB de CV (a)	35,654	118,771
Grupo Carso SAB de CV (a)	20,242	151,039
Grupo Financiero Banorte SAB de CV Class O	266,397	2,935,144
Grupo Mexico SAB de CV	254,865	2,711,177
Industrias Penoles SAB de CV (b)	20,227	893,109
Kimberly-Clark de Mexico SAB de CV Class A (a)	357,740	841,333
Southern Copper Corp.	363	62,458
Wal-Mart de Mexico SAB de CV (a)	339,299	1,094,543
		16,666,076
NETHERLANDS — 2.8%
Adyen NV (b) (c)	1,656	1,622,981
Akzo Nobel NV	21,931	1,243,229
Argenx SE (b)	4,020	2,875,448
ASM International NV	2,656	1,949,375
ASML Holding NV	29,264	37,737,159
BE Semiconductor Industries NV	3,571	736,291
Heineken NV	27,638	2,111,290
ING Groep NV	267,563	6,814,663
Koninklijke Ahold Delhaize NV	93,970	4,362,288
Koninklijke KPN NV	493,365	2,730,290
Koninklijke Philips NV	80,391	2,161,902
Magnum Ice Cream Co. NV (a) (b)	36,170	528,964
Universal Music Group NV	83,549	1,601,371
Wolters Kluwer NV (a)	24,392	1,816,110
		68,291,361
NEW ZEALAND — 0.1%
Fisher & Paykel Healthcare Corp. Ltd.	33,979	724,742
Meridian Energy Ltd.	278,196	877,594
Xero Ltd. (b)	8,250	424,460
		2,026,796
NORWAY — 0.4%
DNB Bank ASA	109,455	3,384,459
Equinor ASA	87,458	3,774,513
See accompanying notes to financial statements.

STATE STREET SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Kongsberg Gruppen ASA	3,039	$128,770
Norsk Hydro ASA	165,388	1,740,310
Telenor ASA	84,467	1,476,728
		10,504,780
PERU — 0.1%
Cia de Minas Buenaventura SAA ADR	21,880	788,555
Credicorp Ltd.	8,208	2,783,990
		3,572,545
PHILIPPINES — 0.1%
Ayala Corp.	13,340	110,563
Ayala Land, Inc.	528,500	140,411
BDO Unibank, Inc.	104,800	194,592
International Container Terminal Services, Inc.	55,080	623,787
Jollibee Foods Corp.	83,220	243,427
PLDT, Inc. ADR	17,922	377,079
SM Investments Corp.	2,760	28,168
SM Prime Holdings, Inc.	743,100	250,146
		1,968,173
POLAND — 0.2%
Allegro.eu SA (b) (c)	48,748	344,684
Bank Polska Kasa Opieki SA	4,595	268,079
CD Projekt SA	7,555	479,477
Dino Polska SA (b) (c)	13,978	125,155
InPost SA (a) (b)	2,060	35,793
KGHM Polska Miedz SA (b)	4,706	338,176
LPP SA	71	424,699
mBank SA (b)	1,929	558,564
ORLEN SA	30,790	1,109,515
PGE Polska Grupa Energetyczna SA (b)	48,059	135,744
Powszechna Kasa Oszczednosci Bank Polski SA	55,644	1,296,452
Powszechny Zaklad Ubezpieczen SA	10,931	187,830
Santander Bank Polska SA	4,098	640,854
		5,945,022
PORTUGAL — 0.1%
EDP SA	199,675	1,041,046
Galp Energia SGPS SA	9,266	224,309
Jeronimo Martins SGPS SA	23,341	552,930
		1,818,285
QATAR — 0.1%
Nebras Energy	207,750	819,360
Qatar Islamic Bank QPSC	131,110	815,611
Qatar National Bank QPSC	299,247	1,400,486
		3,035,457
ROMANIA — 0.0% *
NEPI Rockcastle NV	34,782	275,899
RUSSIA — 0.0%
LUKOIL PJSC (b) (d)	44,561	—
Security Description	Shares	Value
Sberbank of Russia PJSC (b) (d)	544,444	$—
Surgutneftegas PJSC ADR (b) (d)	139,649	—
		—
SAUDI ARABIA — 0.8%
ACWA Power Co. (b)	11,076	511,799
Al Rajhi Bank	120,780	3,430,994
Alinma Bank	89,684	689,730
Almarai Co. JSC	33,185	388,217
Bank AlBilad	143,386	1,035,485
Bank Al-Jazira	136,378	426,658
Banque Saudi Fransi	94,834	501,135
Bupa Arabia for Cooperative Insurance Co.	15,536	728,651
Dar Al Arkan Real Estate Development Co. (b)	87,972	425,490
Dr. Sulaiman Al Habib Medical Services Group Co.	9,375	645,552
Etihad Etisalat Co.	62,383	1,085,543
Jarir Marketing Co.	273,900	1,030,610
Riyad Bank	91,562	719,301
SABIC Agri-Nutrients Co.	16,040	619,784
Saudi Arabian Mining Co. (b)	92,120	1,590,731
Saudi Arabian Oil Co. (c)	180,622	1,318,830
Saudi Awwal Bank	72,776	723,377
Saudi Basic Industries Corp.	33,522	538,660
Saudi National Bank	177,359	1,976,537
Saudi Telecom Co.	99,472	1,126,568
		19,513,652
SINGAPORE — 1.4%
CapitaLand Ascendas REIT	93,100	178,240
CapitaLand Integrated Commercial Trust REIT	179,160	318,007
CapitaLand Investment Ltd.	456,256	961,916
DBS Group Holdings Ltd.	223,284	9,847,583
Grab Holdings Ltd. Class A (b)	136,569	499,843
Oversea-Chinese Banking Corp. Ltd.	241,800	4,117,619
Sea Ltd. ADR (b)	26,137	2,164,405
Singapore Exchange Ltd.	243,900	3,690,213
Singapore Telecommunications Ltd.	926,700	3,548,346
STMicroelectronics NV	47,204	1,555,781
United Overseas Bank Ltd.	206,329	5,861,301
		32,743,254
SOUTH AFRICA — 1.1%
Absa Group Ltd.	32,634	459,821
Anglo American PLC	87,796	3,680,536
Bid Corp. Ltd. (a)	25,298	602,364
Bidvest Group Ltd. (a)	30,782	409,198
Capitec Bank Holdings Ltd.	8,087	1,947,565
Discovery Ltd. (a)	87,256	1,265,703
FirstRand Ltd. (a)	390,567	1,965,441
Gold Fields Ltd.	74,001	3,287,732
Harmony Gold Mining Co. Ltd.	34,125	510,355
See accompanying notes to financial statements.

STATE STREET SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Impala Platinum Holdings Ltd. (a)	65,214	$910,272
MTN Group Ltd.	136,868	1,562,778
Naspers Ltd. Class N	68,079	3,428,151
Nedbank Group Ltd.	20,319	316,652
Remgro Ltd.	42,181	464,601
Sanlam Ltd. (a)	247,647	1,287,316
Sasol Ltd. (b)	37,265	490,633
Sibanye Stillwater Ltd.	148,738	443,499
Standard Bank Group Ltd.	121,333	2,158,015
Valterra Platinum Ltd.	16,162	1,322,796
		26,513,428
SOUTH KOREA — 4.5%
Alteogen, Inc.	2,985	665,542
Celltrion, Inc.	12,618	1,624,568
Delivery Hero SE (b) (c)	13,941	248,170
Doosan Enerbility Co. Ltd. (b)	28,208	1,690,657
Hana Financial Group, Inc.	26,497	1,844,142
Hanwha Aerospace Co. Ltd.	2,487	2,028,050
Hanwha Ocean Co. Ltd. (b)	6,762	530,665
HD Hyundai Co. Ltd.	10,915	1,703,186
HD Hyundai Electric Co. Ltd.	1,447	786,018
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	5,548	1,246,050
Hyosung Heavy Industries Corp.	269	431,341
Hyundai Mobis Co. Ltd.	4,590	1,132,778
Hyundai Motor Co.	12,646	3,678,251
Hyundai Rotem Co. Ltd.	3,947	436,795
Kakao Corp.	21,085	630,492
KB Financial Group, Inc.	31,132	2,884,230
Kia Corp.	21,448	2,033,264
Korea Aerospace Industries Ltd.	9,190	988,211
Korea Electric Power Corp. ADR	50,012	712,671
Krafton, Inc.	2,161	359,779
KT&G Corp.	13,708	1,424,812
LG Chem Ltd.	3,000	585,643
LG Electronics, Inc.	12,399	854,852
LG Energy Solution Ltd. (b)	2,605	670,958
Meritz Financial Group, Inc. (b)	7,264	528,325
NAVER Corp.	12,447	1,637,496
POSCO Holdings, Inc. ADR (a)	23,473	1,372,936
Samsung Biologics Co. Ltd. (b) (c)	710	697,183
Samsung C&T Corp.	5,319	880,336
Samsung Electro-Mechanics Co. Ltd.	3,297	877,177
Samsung Electronics Co. Ltd. GDR	14,643	41,527,548
Samsung Electronics Co. Ltd. Preference Shares	32,066	2,386,657
Samsung Fire & Marine Insurance Co. Ltd.	3,102	892,130
Samsung Heavy Industries Co. Ltd. (b)	51,161	816,692
Samsung SDI Co. Ltd. (b)	3,749	998,656
Security Description	Shares	Value
Shinhan Financial Group Co. Ltd.	40,307	$2,307,919
SK Hynix, Inc.	39,366	20,741,267
SK Innovation Co. Ltd.	5,235	371,524
SK Square Co. Ltd. (b)	6,450	1,964,499
SK, Inc.	3,739	734,789
		107,926,259
SPAIN — 2.4%
ACS Actividades de Construccion y Servicios SA	32,249	3,894,084
Aena SME SA (c)	11,108	326,621
Amadeus IT Group SA	26,641	1,494,269
Banco Bilbao Vizcaya Argentaria SA (a)	461,569	9,705,710
Banco de Sabadell SA	212,955	746,651
Banco Santander SA	1,174,399	12,841,321
CaixaBank SA	286,833	3,359,420
Cellnex Telecom SA (b) (c)	27,352	873,910
Grifols SA (a)	14,574	150,391
Iberdrola SA	581,451	13,228,118
Industria de Diseno Textil SA	97,555	5,534,717
Repsol SA	122,363	3,475,321
Telefonica SA (a)	321,634	1,406,376
		57,036,909
SWEDEN — 2.1%
Assa Abloy AB Class B	113,791	4,018,296
Atlas Copco AB Class A	196,814	3,370,708
Atlas Copco AB Class B	377,301	5,736,995
Beijer Ref AB Class B (a)	20,419	276,076
Boliden AB (b)	8,802	448,774
Epiroc AB Class B	94,326	1,982,319
EQT AB	17,907	538,549
Essity AB Class B (a)	28,753	733,143
Evolution AB (a) (c)	12,312	756,329
Fastighets AB Balder Class B (a) (b)	32,026	185,373
H & M Hennes & Mauritz AB Class B (a)	66,150	1,216,237
Hexagon AB Class B	78,218	739,299
Industrivarden AB Class A	2,389	116,663
Investor AB Class B	103,096	3,834,343
Lifco AB Class B (a)	10,924	323,148
Nibe Industrier AB Class B (a)	104,517	423,389
Saab AB Class B (a)	19,712	1,277,543
Sagax AB Class B	5,347	97,665
Sandvik AB	106,566	3,998,078
Securitas AB Class B	112,102	1,856,942
Skandinaviska Enskilda Banken AB Class A (a)	126,706	2,291,714
Skanska AB Class B (a)	70,619	1,872,548
SKF AB Class B (a)	46,435	1,092,846
Svenska Cellulosa AB SCA Class B (a)	2,895	33,064
Svenska Handelsbanken AB Class A (a)	151,093	1,951,659
See accompanying notes to financial statements.

STATE STREET SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Swedbank AB Class A (a)	77,185	$2,583,839
Swedish Orphan Biovitrum AB (b)	6,956	286,382
Tele2 AB Class B	78,052	1,594,428
Telefonaktiebolaget LM Ericsson Class B (a)	274,219	3,059,911
Telia Co. AB	171,300	867,447
Volvo AB Class B (a)	121,841	3,907,353
		51,471,060
SWITZERLAND — 2.8%
ABB Ltd.	151,947	11,958,345
Chocoladefabriken Lindt & Spruengli AG	58	810,578
Cie Financiere Richemont SA Class A	42,162	7,269,672
DSM-Firmenich AG	18,262	1,292,788
Galderma Group AG	5,033	960,814
Geberit AG	4,760	3,154,970
Givaudan SA	875	2,922,656
Julius Baer Group Ltd.	15,734	1,138,808
Kuehne & Nagel International AG (a)	6,415	1,439,393
Logitech International SA	7,240	651,965
Lonza Group AG	5,642	3,544,374
Partners Group Holding AG (a)	623	656,067
Sandoz Group AG	31,093	2,389,001
SGS SA	17,965	1,880,227
Sika AG	10,108	1,634,036
Sonova Holding AG	2,597	578,512
Straumann Holding AG (a)	3,461	353,185
Swatch Group AG Class BR, Bearer Shares (a)	4,986	1,076,562
Swiss Life Holding AG	2,066	2,223,479
UBS Group AG	254,165	9,719,981
VAT Group AG (c)	1,402	844,114
Zurich Insurance Group AG	13,740	9,599,447
		66,098,974
TAIWAN — 6.5%
Accton Technology Corp.	53,000	2,503,284
Advantech Co. Ltd.	40,644	404,914
Alchip Technologies Ltd.	4,000	310,917
ASE Technology Holding Co. Ltd.	234,000	2,404,410
Asia Vital Components Co. Ltd.	17,000	1,058,180
Asustek Computer, Inc.	42,000	721,239
Caliway Biopharmaceuticals Co. Ltd. (b)	53,000	143,069
Catcher Technology Co. Ltd.	43,000	252,862
Cathay Financial Holding Co. Ltd.	463,109	1,018,347
Chailease Holding Co. Ltd.	110,055	376,948
China Airlines Ltd.	665,000	372,333
China Steel Corp.	733,000	433,334
Chunghwa Telecom Co. Ltd. ADR (a)	54,749	2,312,598
CTBC Financial Holding Co. Ltd.	872,558	1,400,132
Security Description	Shares	Value
Delta Electronics, Inc.	194,785	$8,407,986
E Ink Holdings, Inc.	56,000	239,099
E.Sun Financial Holding Co. Ltd.	1,517,880	1,507,435
Elite Material Co. Ltd.	13,000	1,057,241
eMemory Technology, Inc.	7,000	575,852
Evergreen Marine Corp. Taiwan Ltd.	68,400	426,831
Far EasTone Telecommunications Co. Ltd.	110,000	316,203
First Financial Holding Co. Ltd.	506,722	446,968
Formosa Plastics Corp.	416,000	597,260
Fortune Electric Co. Ltd.	10,230	251,830
Fubon Financial Holding Co. Ltd.	612,623	1,647,969
Global Unichip Corp.	7,000	474,038
Globalwafers Co. Ltd.	28,000	368,283
Hon Hai Precision Industry Co. Ltd. GDR (a)	498,287	5,859,855
Hotai Motor Co. Ltd.	14,280	215,964
KGI Financial Holding Co. Ltd.	913,989	550,337
King Slide Works Co. Ltd.	2,000	198,624
Largan Precision Co. Ltd.	7,000	471,849
Lite-On Technology Corp.	130,000	571,317
MediaTek, Inc.	102,000	4,753,832
Mega Financial Holding Co. Ltd.	647,445	778,676
Novatek Microelectronics Corp.	45,000	534,173
Pegatron Corp.	48,000	114,407
PharmaEssentia Corp.	25,523	479,005
President Chain Store Corp.	35,000	245,777
Quanta Computer, Inc.	204,000	1,777,104
Realtek Semiconductor Corp.	42,000	627,964
Taiwan Cooperative Financial Holding Co. Ltd.	564,771	414,260
Taiwan Mobile Co. Ltd.	110,000	375,039
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	293,335	99,132,563
TS Financial Holding Co. Ltd.	1,306,283	945,901
Unimicron Technology Corp.	87,939	1,222,674
Uni-President Enterprises Corp.	445,000	988,270
United Microelectronics Corp. ADR	239,564	2,151,285
Vanguard International Semiconductor Corp.	105,877	384,164
Wan Hai Lines Ltd.	51,635	124,525
Wistron Corp.	128,000	490,460
Wiwynn Corp.	8,000	825,774
Yageo Corp.	141,384	1,076,853
Yang Ming Marine Transport Corp.	125,000	203,316
Zhen Ding Technology Holding Ltd.	127,000	820,316
		156,363,846
THAILAND — 0.3%
Advanced Info Service PCL	63,700	720,440
Airports of Thailand PCL	153,200	241,552
Bangkok Dusit Medical Services PCL Class F	511,600	291,634
See accompanying notes to financial statements.

STATE STREET SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Bumrungrad Hospital PCL	10,900	$53,872
Central Pattana PCL	88,600	167,233
Charoen Pokphand Foods PCL	77,300	48,986
CP ALL PCL	255,300	352,218
Delta Electronics Thailand PCL	313,800	2,464,348
Gulf Development PCL	230,000	413,205
Krung Thai Bank PCL	96,700	102,623
Minor International PCL	188,000	123,129
PTT PCL	1,242,820	1,318,942
SCB X PCL	31,200	136,228
Siam Cement PCL	37,000	232,232
TMBThanachart Bank PCL	1,749,700	122,023
True Corp. PCL	446,700	195,042
		6,983,707
TURKEY — 0.2%
Akbank TAS	396,020	587,620
Aselsan Elektronik Sanayi Ve Ticaret AS	402,171	2,895,577
BIM Birlesik Magazalar AS	32,181	494,146
Ford Otomotiv Sanayi AS	41,791	94,988
KOC Holding AS	33,962	148,736
Turk Hava Yollari AO	32,312	213,755
Turkiye Is Bankasi AS Class C	1,394,031	412,756
Yapi ve Kredi Bankasi AS (b)	161,399	119,815
		4,967,393
UNITED ARAB EMIRATES — 0.4%
Abu Dhabi Commercial Bank PJSC	279,904	941,827
Abu Dhabi Islamic Bank PJSC	263,293	1,476,557
Aldar Properties PJSC (b)	529,962	1,123,895
Dubai Islamic Bank PJSC (b)	301,050	599,920
Emaar Properties PJSC	510,076	1,624,667
Emirates NBD Bank PJSC	113,040	823,189
Emirates Telecommunications Group Co. PJSC	231,506	1,174,767
First Abu Dhabi Bank PJSC	301,278	1,394,312
		9,159,134
UNITED KINGDOM — 6.9%
3i Group PLC	95,985	3,085,907
Admiral Group PLC	2,216	92,051
Associated British Foods PLC	13,063	323,249
AstraZeneca PLC	110,781	21,460,155
Autotrader Group PLC (c)	70,897	438,944
Aviva PLC	218,273	1,728,170
BAE Systems PLC	270,915	7,859,619
Barclays PLC	1,246,671	6,402,496
Barratt Redrow PLC	48,754	167,352
British American Tobacco PLC	156,684	9,031,320
BT Group PLC	597,264	1,657,922
Centrica PLC	103,364	289,650
CK Hutchison Holdings Ltd.	136,532	1,037,895
Compass Group PLC	160,603	4,415,760
Diageo PLC	174,943	3,220,533
Entain PLC	33,955	251,196
Security Description	Shares	Value
HSBC Holdings PLC	1,382,981	$22,278,760
Imperial Brands PLC	82,020	3,306,443
J Sainsbury PLC	218,042	974,733
JD Sports Fashion PLC	77,772	72,467
Kingfisher PLC	67,736	253,500
Land Securities Group PLC REIT	109,865	801,180
Legal & General Group PLC	98,895	321,207
Lloyds Banking Group PLC	4,414,176	5,375,084
London Stock Exchange Group PLC	28,186	3,294,648
M&G PLC	149,769	537,201
Melrose Industries PLC	42,389	281,057
National Grid PLC	423,205	7,084,827
NatWest Group PLC	435,887	3,179,815
Next PLC	16,314	2,726,806
Pearson PLC	90,105	1,175,857
Reckitt Benckiser Group PLC	48,966	3,285,394
RELX PLC	143,107	4,672,586
Rentokil Initial PLC	107,787	663,787
Rolls-Royce Holdings PLC	683,627	10,204,962
Sage Group PLC	164,293	1,815,119
Segro PLC REIT	109,657	930,964
Severn Trent PLC	40,773	1,661,410
Smith & Nephew PLC	109,116	1,705,111
Smiths Group PLC	32,647	981,576
SSE PLC	122,196	4,181,577
Standard Chartered PLC	200,770	4,116,944
Tesco PLC	460,185	2,870,987
Unilever PLC	160,763	8,901,798
United Utilities Group PLC	95,765	1,660,651
Vodafone Group PLC	1,818,734	2,717,346
Whitbread PLC	21,056	637,520
Wise PLC Class A (b)	39,623	471,825
		164,605,361
UNITED STATES — 6.5%
Alcon AG	37,789	2,786,853
AP Moller - Maersk AS Class B	715	1,770,026
BeOne Medicines Ltd. Class H (b)	59,071	1,292,899
BP PLC	1,278,772	10,224,132
Experian PLC	82,927	2,841,063
Ferrovial SE	55,679	3,555,378
GFL Environmental, Inc.	13,384	556,536
GSK PLC	297,663	8,101,778
Haleon PLC	372,105	1,834,216
Holcim AG	30,177	2,438,045
InterContinental Hotels Group PLC	13,957	1,819,993
JBS NV Class A (b)	41,114	738,407
Legend Biotech Corp. ADR (b)	7,640	138,208
Monday.com Ltd. (b)	2,733	188,878
Nestle SA	196,968	19,222,488
Novartis AG	142,824	21,481,810
Qiagen NV	248	9,928
Roche Holding AG	53,957	21,131,563
See accompanying notes to financial statements.

STATE STREET SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Sanofi SA	84,641	$8,067,131
Schneider Electric SE	43,708	11,537,556
Shell PLC	483,266	22,833,833
Spotify Technology SA (b)	11,314	5,486,272
Stellantis NV (a)	137,629	960,813
Sunbelt Rentals Holdings, Inc.	24,827	1,555,119
Swiss Re AG (a)	28,889	4,752,817
		155,325,742
ZAMBIA — 0.1%
First Quantum Minerals Ltd. (b)	57,484	1,370,010
TOTAL COMMON STOCKS (Cost $1,767,566,146)		2,377,464,698
PREFERRED STOCKS — 0.0% *
BRAZIL — 0.0% *
Axia Energia Class C, Preference Shares (b) (Cost $167,692)	27,544	298,757
RIGHTS — 0.0% *
ITALY — 0.0% *
Telecom Italia SpA (expiring 04/30/26) (b)	680,470	14
SINGAPORE — 0.0% *
CapitaLand Ascendas REIT (expiring 04/15/26) (b)	2,539	236
TOTAL RIGHTS (Cost $0)		250
WARRANTS — 0.0% *
CANADA — 0.0%
Constellation Software, Inc. (expiring 03/31/40) (b) (d)	1,374	—
MALAYSIA — 0.0% *
YTL Corp. Bhd. (expiring 06/02/28) (b)	46,640	2,189
YTL Power International Bhd. (expiring 06/02/28) (b)	30,900	4,197
		6,386
TOTAL WARRANTS (Cost $0)		6,386
SHORT-TERM INVESTMENTS — 3.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.64% (e) (f)	1,300,572	1,300,572
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (g) (h)	73,734,377	$73,734,377
TOTAL SHORT-TERM INVESTMENTS (Cost $75,034,949)		75,034,949
TOTAL INVESTMENTS — 102.2% (Cost $1,842,768,787)		2,452,805,040
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.2)%		(52,057,570)
NET ASSETS — 100.0%		$2,400,747,470

(a)	All or a portion of the shares of the security are on loan at March 31, 2026.
(b)	Non-income producing security.
(c)
Securities purchased pursuant to Rule 144A of the
Securities Act of 1933, as amended. These securities,
which represent 1.7% of net assets as of March 31, 2026,
may be resold in transactions exempt from registration,
normally to qualified institutional buyers.

(d)
Fair valued as determined in good faith by the Trust's
Oversight Committee in accordance with policy and
procedures approved by the Board of Trustees. Security
value is determined based on significant unobservable
inputs and is classified as Level 3. As of March 31, 2026,
total aggregate fair value of the securities is $0,
representing 0.00% of the Fund's net assets.

(e)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended March 31, 2026
are shown in the Affiliate Table below.

(f)	The rate shown is the annualized seven-day yield at March 31, 2026.
(g)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2026 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.

*	Amount is less than 0.05% of net assets.

Abbreviations:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
At March 31, 2026, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini MSCI Emerging Markets Index (long)	76	06/19/2026	$5,641,009	$5,527,114	$(113,895)
MSCI EAFE Index (long)	50	06/19/2026	7,297,563	7,252,750	(44,813)
See accompanying notes to financial statements.

STATE STREET SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P/TSX 60 Index (long)	2	06/18/2026	542,236	546,824	4,588
					$(154,120)
During the period ended March 31, 2026, the average notional value related to futures contracts was $13,331,126.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,370,314,311	$7,150,387	$0 (a)	$2,377,464,698
Preferred Stocks	298,757	—	—	298,757
Rights	—	250	—	250
Warrants	—	6,386	0 (a)	6,386
Short-Term Investments	75,034,949	—	—	75,034,949
TOTAL INVESTMENTS	$2,445,648,017	$7,157,023	$0	$2,452,805,040
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$4,588	$—	$—	$4,588
Futures Contracts - Unrealized Depreciation	(158,708)	—	—	(158,708)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(154,120)	$—	$—	$(154,120)

(a)	The Fund held Level 3 securities that were valued at $0 at March 31, 2026.
Sector Breakdown as of March 31, 2026

% of Net Assets
Financials	24.8%
Information Technology	15.1
Industrials	14.5
Consumer Discretionary	8.9
Health Care	7.5
Materials	7.0
Energy	6.1
Consumer Staples	5.6
Communication Services	5.1
Utilities	3.3
Real Estate	1.2
Short-Term Investments	3.1
Liabilities in Excess of Other Assets	(2.2)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/25	Value at 9/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/26	Value at 3/31/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	4,534,679	$4,534,679	$71,350,172	$74,584,279	$—	$—	1,300,572	$1,300,572	$123,275
State Street Navigator Securities Lending Portfolio II	67,869,177	67,869,177	196,325,140	190,459,940	—	—	73,734,377	73,734,377	141,594
Total		$72,403,856	$267,675,312	$265,044,219	$—	$—		$75,034,949	$264,869
See accompanying notes to financial statements.

STATE STREET SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.0%
AUSTRALIA — 6.3%
ANZ Group Holdings Ltd.	75,027	$1,848,354
APA Group Stapled Security	34,395	234,394
Aristocrat Leisure Ltd.	13,643	423,568
ASX Ltd.	4,884	174,946
Brambles Ltd.	33,803	523,228
CAR Group Ltd.	9,344	145,913
Cochlear Ltd.	1,678	194,340
Coles Group Ltd.	32,965	495,807
Commonwealth Bank of Australia (a)	41,655	4,784,399
Computershare Ltd.	13,108	254,876
CSL Ltd.	12,085	1,165,239
Evolution Mining Ltd.	51,158	442,181
Fortescue Ltd. (a)	42,359	589,227
Goodman Group REIT (a)	51,153	894,786
Insurance Australia Group Ltd.	60,224	302,756
Lottery Corp. Ltd.	56,372	207,717
Lynas Rare Earths Ltd. (b)	22,008	285,789
Macquarie Group Ltd.	9,019	1,247,345
Medibank Pvt Ltd.	70,553	210,683
National Australia Bank Ltd. (a)	76,105	2,160,032
Northern Star Resources Ltd.	33,427	466,125
Pro Medicus Ltd. (a)	1,418	113,532
Qantas Airways Ltd.	18,966	108,725
QBE Insurance Group Ltd.	37,090	539,304
REA Group Ltd. (a)	1,295	138,736
Rio Tinto Ltd. (a)	9,309	1,029,235
Rio Tinto PLC	28,099	2,573,039
Scentre Group REIT	130,203	296,064
Sigma Healthcare Ltd. (a)	131,308	238,322
Sonic Healthcare Ltd. (a)	11,300	158,270
South32 Ltd.	111,675	326,596
Stockland REIT	60,296	177,989
Suncorp Group Ltd.	27,619	305,498
Telstra Group Ltd.	97,073	354,367
Transurban Group Stapled Security	76,742	736,374
Vicinity Ltd. REIT (a)	104,905	168,128
Wesfarmers Ltd.	28,266	1,411,493
Westpac Banking Corp. (a)	84,982	2,297,319
WiseTech Global Ltd. (a)	5,133	133,663
Woolworths Group Ltd.	30,035	748,989
		28,907,348
AUSTRIA — 0.3%
BAWAG Group AG (c)	1,917	286,035
Erste Group Bank AG	7,702	820,867
Raiffeisen Bank International AG	3,145	131,757
Verbund AG	1,665	125,944
		1,364,603
BELGIUM — 0.9%
Ageas SA	3,686	267,774
Anheuser-Busch InBev SA	24,622	1,694,225
D'ieteren Group	505	92,050
Security Description	Shares	Value
Elia Group SA (b)	1,102	$167,350
Groupe Bruxelles Lambert NV	1,989	178,182
KBC Group NV	5,773	695,097
Lotus Bakeries NV	10	112,224
Sofina SA (a)	408	97,780
Syensqo SA (a)	1,768	100,795
UCB SA	3,172	944,760
		4,350,237
BRAZIL — 0.1%
Yara International ASA	4,121	238,605
CHILE — 0.1%
Antofagasta PLC	9,731	426,929
CHINA — 0.5%
BOC Hong Kong Holdings Ltd.	93,000	507,691
Prosus NV	32,496	1,459,485
SITC International Holdings Co. Ltd.	33,000	143,445
Wharf Holdings Ltd. (a)	26,000	71,764
Wilmar International Ltd.	49,000	146,223
Yangzijiang Shipbuilding Holdings Ltd.	64,200	188,099
		2,516,707
DENMARK — 1.7%
Carlsberg AS Class B	2,364	292,775
Coloplast AS Class B	3,160	212,635
Danske Bank AS	16,458	792,524
Demant AS (b)	2,390	71,456
DSV AS	5,076	1,198,285
Genmab AS (b)	1,530	404,122
Novo Nordisk AS Class B	80,166	2,854,154
Novonesis Novozymes B Class B	8,818	520,074
Orsted AS (b) (c)	13,155	316,431
Pandora AS	1,986	138,935
Rockwool AS Class B	2,330	63,274
Tryg AS	8,448	200,733
Vestas Wind Systems AS	25,465	746,626
		7,812,024
FINLAND — 1.3%
Elisa OYJ	3,545	171,224
Fortum OYJ (a)	11,130	280,589
Kesko OYJ Class B (a)	6,958	152,964
Kone OYJ Class B	8,508	537,004
Metso OYJ	16,714	283,861
Neste OYJ	10,531	339,140
Nokia OYJ (a)	130,534	1,022,127
Nordea Bank Abp (a) (d)	73,735	1,246,558
Nordea Bank Abp (a) (d)	3,394	57,388
Orion OYJ Class B	2,712	217,796
Sampo OYJ Class A	59,632	632,251
Stora Enso OYJ Class R (a)	14,578	169,059
UPM-Kymmene OYJ	13,362	412,605
Wartsila OYJ Abp	12,493	456,447
		5,979,013
See accompanying notes to financial statements.

STATE STREET SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
FRANCE — 8.1%
Accor SA	4,674	$218,754
Aeroports de Paris SA	837	100,875
Air Liquide SA	14,422	2,956,501
Airbus SE	14,778	2,738,316
Alstom SA (b)	8,796	245,869
Amundi SA (c)	1,477	124,827
AXA SA	41,626	1,882,008
Ayvens SA (c)	8,780	101,366
BioMerieux	1,066	112,753
BNP Paribas SA	25,018	2,334,596
Bollore SE	17,826	100,601
Bouygues SA	4,748	270,305
Bureau Veritas SA	8,579	254,037
Capgemini SE	3,795	439,446
Carrefour SA	14,662	268,692
Cie de Saint-Gobain SA	11,085	894,816
Cie Generale des Etablissements Michelin SCA	16,259	546,834
Covivio SA REIT	1,398	82,552
Credit Agricole SA	26,362	483,863
Danone SA	16,124	1,282,630
Dassault Aviation SA	499	183,523
Dassault Systemes SE	16,462	327,569
Eiffage SA	1,695	256,133
EssilorLuxottica SA	7,480	1,709,901
Gecina SA REIT	1,119	87,415
Getlink SE	7,824	167,405
Hermes International SCA	786	1,457,157
Ipsen SA	934	172,615
Kering SA	1,835	542,526
Klepierre SA REIT	5,501	205,486
Legrand SA	6,528	990,590
L'Oreal SA	5,969	2,402,648
LVMH Moet Hennessy Louis Vuitton SE	6,194	3,305,018
Orange SA	45,880	934,352
Pernod Ricard SA	5,062	374,559
Publicis Groupe SA	5,627	459,286
Renault SA	4,759	159,126
Rexel SA	5,677	217,686
Safran SA	8,851	2,849,355
Sartorius Stedim Biotech	756	144,771
Societe Generale SA	17,180	1,222,526
Sodexo SA	2,240	113,819
Thales SA	2,334	677,956
Unibail-Rodamco-Westfield REIT (b)	2,992	327,157
Veolia Environnement SA	15,863	596,938
Vinci SA	12,310	1,820,463
		37,145,621
GERMANY — 9.6%
adidas AG	4,213	663,329
Allianz SE	9,469	3,920,028
BASF SE	22,361	1,350,051
Bayer AG	24,400	1,107,257
Security Description	Shares	Value
Bayerische Motoren Werke AG	6,910	$621,013
Bayerische Motoren Werke AG Preference Shares	1,386	124,322
Beiersdorf AG	2,472	218,118
Brenntag SE	3,023	199,512
Commerzbank AG	18,046	640,204
Continental AG	2,720	186,785
CTS Eventim AG & Co. KGaA	1,566	89,604
Daimler Truck Holding AG	11,434	546,336
Deutsche Bank AG	45,179	1,307,367
Deutsche Boerse AG	4,651	1,345,615
Deutsche Lufthansa AG	14,895	123,498
Deutsche Post AG	22,900	1,180,746
Deutsche Telekom AG	91,514	3,368,885
Dr. Ing hc F Porsche AG Preference Shares	2,812	125,485
E.ON SE	55,884	1,220,826
Evonik Industries AG	6,272	121,046
Fresenius Medical Care AG	5,632	250,288
Fresenius SE & Co. KGaA	10,644	543,541
GEA Group AG	3,684	259,776
Hannover Rueck SE	1,524	470,244
Heidelberg Materials AG	3,298	677,722
Henkel AG & Co. KGaA	2,539	180,792
Henkel AG & Co. KGaA Preference Shares	4,036	308,313
Hensoldt AG	1,599	139,283
HOCHTIEF AG	372	164,075
Infineon Technologies AG	32,434	1,420,077
Knorr-Bremse AG	1,816	203,276
LEG Immobilien SE	1,852	119,710
Mercedes-Benz Group AG	18,100	1,092,584
Merck KGaA	3,252	403,172
MTU Aero Engines AG	1,322	472,195
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3,248	2,018,621
Nemetschek SE	1,462	107,304
Porsche Automobil Holding SE Preference Shares	3,834	137,209
Rational AG	121	86,717
Rheinmetall AG	1,142	1,900,691
SAP SE	26,011	4,402,574
Sartorius AG Preference Shares	656	160,163
Scout24 SE (c)	1,931	146,843
Siemens AG	18,931	4,486,789
Siemens Energy AG	19,280	3,160,000
Siemens Healthineers AG (c)	8,523	356,473
Symrise AG	3,327	280,756
Talanx AG	1,654	201,246
Volkswagen AG Preference Shares	5,160	513,678
Vonovia SE	18,939	470,472
Zalando SE (b) (c)	5,546	131,317
		43,725,928
See accompanying notes to financial statements.

STATE STREET SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
HONG KONG — 1.9%
AIA Group Ltd.	261,400	$2,828,983
CK Asset Holdings Ltd.	48,015	272,282
CK Infrastructure Holdings Ltd.	15,500	123,661
Futu Holdings Ltd. ADR (b)	1,365	186,677
Henderson Land Development Co. Ltd. (a)	36,000	132,793
HKT Trust & HKT Ltd. Stapled Security	98,000	152,746
Hong Kong Exchanges & Clearing Ltd.	29,875	1,480,756
Hongkong Land Holdings Ltd.	27,000	209,790
Link REIT	66,330	304,738
MTR Corp. Ltd. (a)	39,131	159,615
Power Assets Holdings Ltd.	34,500	268,644
Prudential PLC	63,193	864,992
Sino Land Co. Ltd.	91,908	134,693
Sun Hung Kai Properties Ltd.	36,500	601,490
Swire Pacific Ltd. Class A	8,000	87,090
Techtronic Industries Co. Ltd.	36,500	475,326
WH Group Ltd. (c)	201,310	263,442
Wharf Real Estate Investment Co. Ltd.	40,000	115,405
		8,663,123
IRELAND — 0.5%
AerCap Holdings NV	4,151	569,434
AIB Group PLC	53,850	559,345
Bank of Ireland Group PLC	23,713	421,717
Kerry Group PLC Class A	4,005	315,636
Kingspan Group PLC	3,889	323,073
		2,189,205
ISRAEL — 1.2%
Azrieli Group Ltd.	1,063	140,959
Bank Hapoalim BM	31,128	722,820
Bank Leumi Le-Israel BM	36,707	811,332
Check Point Software Technologies Ltd. (b)	2,179	311,270
CyberArk Software Ltd. (b)	1,266	56,970
Elbit Systems Ltd.	694	579,597
ICL Group Ltd.	20,130	103,217
Israel Discount Bank Ltd. Class A	30,449	303,574
Mizrahi Tefahot Bank Ltd.	3,882	280,070
Nice Ltd. (b)	1,537	168,863
Nova Ltd. (b)	739	317,483
Phoenix Financial Ltd.	5,693	299,300
Teva Pharmaceutical Industries Ltd. (b)	18,432	539,329
Teva Pharmaceutical Industries Ltd. ADR (b)	10,342	311,501
Tower Semiconductor Ltd. (b)	2,801	477,878
		5,424,163
ITALY — 3.3%
Banca Mediolanum SpA (a)	5,630	112,093
Banca Monte dei Paschi di Siena SpA	48,502	415,051
Security Description	Shares	Value
Banco BPM SpA (a)	28,628	$391,204
BPER Banca SpA	36,993	474,611
Coca-Cola HBC AG Class DI	5,306	297,093
Davide Campari-Milano NV (a)	14,859	104,949
Enel SpA	202,081	2,182,853
Ferrari NV (a)	3,160	1,052,235
FinecoBank Banca Fineco SpA	15,170	330,962
Generali	21,013	835,528
Intesa Sanpaolo SpA	346,754	2,061,974
Italgas SpA	15,169	175,302
Leonardo SpA	9,949	665,326
Moncler SpA	5,721	338,815
Poste Italiane SpA (c)	11,669	270,783
Prysmian SpA	6,933	789,075
Recordati Industria Chimica e Farmaceutica SpA (a)	2,882	162,844
Ryanair Holdings PLC	20,769	571,210
Snam SpA	49,912	376,911
Telecom Italia SpA (b) (d)	280,310	193,526
Telecom Italia SpA (b) (d)	150,040	121,739
Terna - Rete Elettrica Nazionale	35,022	398,036
UniCredit SpA	34,895	2,446,938
Unipol Assicurazioni SpA	8,810	201,444
		14,970,502
IVORY COAST — 0.1%
Endeavour Mining PLC	4,682	275,367
JAPAN — 22.1%
Advantest Corp.	19,100	2,440,776
Aeon Co. Ltd.	55,000	651,502
AGC, Inc.	5,000	172,795
Aisin Corp.	12,400	168,981
Ajinomoto Co., Inc.	22,200	613,573
ANA Holdings, Inc.	3,900	68,738
Asahi Group Holdings Ltd.	38,100	379,587
Asahi Kasei Corp.	32,400	307,320
Asics Corp.	17,400	454,550
Astellas Pharma, Inc.	45,000	712,521
Bandai Namco Holdings, Inc.	14,600	354,882
Bridgestone Corp.	28,700	589,370
Canon, Inc. (a)	21,400	586,082
Capcom Co. Ltd. (a)	9,000	189,402
Central Japan Railway Co.	19,300	495,450
Chiba Bank Ltd. (a)	14,000	175,649
Chugai Pharmaceutical Co. Ltd.	16,700	903,914
Dai Nippon Printing Co. Ltd.	10,000	177,730
Daifuku Co. Ltd.	8,000	272,651
Dai-ichi Life Holdings, Inc.	87,900	785,127
Daiichi Sankyo Co. Ltd.	44,600	775,433
Daikin Industries Ltd.	6,600	775,165
Daito Trust Construction Co. Ltd. (a)	7,400	171,081
Daiwa House Industry Co. Ltd.	13,900	429,695
Daiwa Securities Group, Inc.	33,200	304,683
Denso Corp.	43,200	528,833
Disco Corp.	2,300	885,361
See accompanying notes to financial statements.

STATE STREET SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
East Japan Railway Co.	24,000	$546,860
Ebara Corp.	11,500	307,505
Eisai Co. Ltd. (a)	6,600	202,078
FANUC Corp.	23,100	769,855
Fast Retailing Co. Ltd.	4,800	1,859,476
Fuji Electric Co. Ltd.	3,500	232,761
FUJIFILM Holdings Corp.	28,100	523,972
Fujikura Ltd.	37,800	971,790
Fujitsu Ltd.	43,700	871,308
Hankyu Hanshin Holdings, Inc. (a)	5,900	168,815
Hikari Tsushin, Inc.	400	99,918
Hitachi Ltd.	114,000	3,198,793
Honda Motor Co. Ltd.	91,300	721,665
Hoya Corp.	8,400	1,401,848
Hulic Co. Ltd.	11,100	127,648
Ibiden Co. Ltd.	6,000	278,031
IHI Corp.	25,300	499,035
Isuzu Motors Ltd.	13,200	184,281
Japan Airlines Co. Ltd.	3,500	56,309
Japan Exchange Group, Inc.	24,400	277,067
Japan Post Bank Co. Ltd.	44,100	697,855
Japan Post Holdings Co. Ltd.	44,400	499,287
Japan Post Insurance Co. Ltd.	13,800	136,621
Japan Tobacco, Inc.	29,800	1,127,638
JFE Holdings, Inc. (a)	14,300	163,188
JX Advanced Metals Corp.	13,900	289,376
Kajima Corp.	10,700	397,290
Kansai Electric Power Co., Inc.	23,600	383,394
Kao Corp. (a)	11,300	438,817
Kawasaki Heavy Industries Ltd.	18,500	336,882
Kawasaki Kisen Kaisha Ltd. (a)	8,900	147,634
KDDI Corp.	72,600	1,242,857
Keyence Corp.	4,800	1,655,214
Kikkoman Corp. (a)	16,700	150,635
Kioxia Holdings Corp. (b)	4,700	563,681
Kirin Holdings Co. Ltd. (a)	19,100	303,146
Komatsu Ltd.	23,700	895,770
Konami Group Corp.	2,500	303,837
Kubota Corp.	24,200	373,747
Kyocera Corp.	31,500	470,847
Kyowa Kirin Co. Ltd.	6,200	100,469
Lasertec Corp. (a)	2,000	419,260
LY Corp. (a)	71,500	171,997
M3, Inc. (a)	10,700	107,982
Makita Corp.	5,600	178,711
MatsukiyoCocokara & Co.	8,400	133,374
Minebea Mitsumi, Inc. (a)	9,000	143,409
Mitsubishi Chemical Group Corp.	30,700	173,482
Mitsubishi Electric Corp.	47,400	1,486,147
Mitsubishi Estate Co. Ltd.	26,300	714,327
Mitsubishi HC Capital, Inc.	21,200	186,694
Mitsubishi Heavy Industries Ltd.	79,800	2,118,269
Mitsubishi UFJ Financial Group, Inc. (a)	280,600	4,585,832
Mitsui Fudosan Co. Ltd.	66,400	690,962
Mitsui OSK Lines Ltd. (a)	8,500	347,074
Security Description	Shares	Value
Mizuho Financial Group, Inc.	61,970	$2,371,057
MonotaRO Co. Ltd.	6,200	66,447
MS&AD Insurance Group Holdings, Inc.	32,000	811,013
Murata Manufacturing Co. Ltd.	41,400	887,124
NEC Corp.	32,100	776,017
Nexon Co. Ltd.	9,400	173,063
NIDEC Corp.	20,900	258,278
Nintendo Co. Ltd.	27,400	1,511,314
Nippon Building Fund, Inc. REIT	195	162,531
Nippon Paint Holdings Co. Ltd.	24,300	149,108
Nippon Sanso Holdings Corp.	4,300	149,550
Nippon Steel Corp. (a)	118,900	430,414
Nippon Yusen KK (a)	10,000	362,562
Nissan Motor Co. Ltd. (a) (b)	56,100	117,426
Nitori Holdings Co. Ltd. (a)	10,300	162,991
Nitto Denko Corp.	16,800	323,560
Nomura Holdings, Inc.	75,100	568,360
Nomura Research Institute Ltd. (a)	9,400	255,961
NTT, Inc.	736,300	727,553
Obayashi Corp.	15,700	370,666
Obic Co. Ltd.	8,000	193,702
Olympus Corp.	27,900	261,042
Oracle Corp. Japan	900	48,691
Oriental Land Co. Ltd. (a)	26,600	451,443
ORIX Corp.	28,900	836,899
Otsuka Corp.	5,700	108,239
Otsuka Holdings Co. Ltd.	10,700	740,505
Pan Pacific International Holdings Corp.	48,500	295,164
Panasonic Holdings Corp.	58,000	942,605
Rakuten Group, Inc. (b)	37,900	172,264
Recruit Holdings Co. Ltd.	35,000	1,435,728
Renesas Electronics Corp.	44,600	603,161
Resona Holdings, Inc.	51,700	559,766
Ryohin Keikaku Co. Ltd.	12,300	257,767
Sanrio Co. Ltd. (a)	22,000	135,410
SBI Holdings, Inc.	13,900	248,923
SCREEN Holdings Co. Ltd. (a)	4,000	224,778
Secom Co. Ltd.	9,700	368,026
Seibu Holdings, Inc. (a)	5,300	145,618
Sekisui Chemical Co. Ltd. (a)	9,400	154,008
Sekisui House Ltd.	14,800	327,462
Seven & i Holdings Co. Ltd. (a)	51,800	691,416
Shimadzu Corp.	5,900	136,810
Shimano, Inc. (a)	1,800	185,895
Shimizu Corp.	12,500	217,841
Shin-Etsu Chemical Co. Ltd.	41,900	1,648,451
Shionogi & Co. Ltd.	19,100	416,481
Shiseido Co. Ltd.	9,700	194,500
SMC Corp.	1,400	526,859
SoftBank Corp.	709,000	940,788
SoftBank Group Corp.	92,400	2,064,756
Sompo Holdings, Inc.	22,000	831,378
Sony Group Corp.	153,100	3,088,176
Subaru Corp.	14,600	227,916
See accompanying notes to financial statements.

STATE STREET SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Sumitomo Electric Industries Ltd.	17,700	$932,340
Sumitomo Metal Mining Co. Ltd.	6,200	345,094
Sumitomo Mitsui Financial Group, Inc.	91,200	2,869,742
Sumitomo Mitsui Trust Group, Inc.	15,800	486,841
Sumitomo Realty & Development Co. Ltd. (a)	15,200	419,627
Suntory Beverage & Food Ltd.	3,400	95,894
Suzuki Motor Corp.	39,000	459,768
Sysmex Corp.	11,900	102,364
T&D Holdings, Inc.	11,500	285,964
Taisei Corp.	3,600	363,304
Takeda Pharmaceutical Co. Ltd.	39,508	1,406,583
TDK Corp.	47,800	590,702
Terumo Corp.	33,100	438,587
TIS, Inc.	5,400	114,083
Toho Co. Ltd.	13,000	136,219
Tokio Marine Holdings, Inc.	45,700	2,099,287
Tokyo Electron Ltd.	11,200	2,621,007
Tokyu Corp. (a)	12,500	146,262
TOPPAN Holdings, Inc.	5,900	152,238
Toray Industries, Inc.	34,500	238,653
Toyota Motor Corp.	235,900	4,688,640
Toyota Tsusho Corp.	17,100	639,544
Tsuruha Holdings, Inc.	5,700	88,873
Unicharm Corp.	27,800	162,599
West Japan Railway Co.	10,500	206,449
Yamaha Motor Co. Ltd.	22,100	156,349
Yokogawa Electric Corp.	5,800	172,954
Yokohama Financial Group, Inc.	25,600	221,098
Zensho Holdings Co. Ltd. (a)	2,400	138,457
ZOZO, Inc. (a)	11,100	77,098
		100,979,654
LUXEMBOURG — 0.2%
ArcelorMittal SA	10,610	535,937
CVC Capital Partners PLC (a) (c)	5,323	68,385
Eurofins Scientific SE	2,985	215,507
		819,829
MACAU — 0.1%
Galaxy Entertainment Group Ltd.	49,000	218,744
Sands China Ltd.	62,400	131,244
		349,988
MEXICO — 0.1%
Fresnillo PLC	5,571	242,727
NETHERLANDS — 5.1%
ABN AMRO Bank NV Dutch Certificate	14,686	458,734
Adyen NV (b) (c)	624	611,558
Akzo Nobel NV	4,301	243,816
Argenx SE (b)	1,535	1,097,964
ASM International NV	1,163	853,585
ASML Holding NV	9,662	12,459,555
ASR Nederland NV	3,948	269,203
Security Description	Shares	Value
BE Semiconductor Industries NV (a)	1,844	$380,207
Euronext NV (c)	1,936	308,946
EXOR NV	2,412	182,448
Heineken Holding NV (a)	3,248	229,593
Heineken NV	7,085	541,229
ING Groep NV (a)	72,691	1,851,395
Koninklijke Ahold Delhaize NV (a)	22,125	1,027,090
Koninklijke KPN NV (a)	95,271	527,231
Koninklijke Philips NV	19,396	521,604
Magnum Ice Cream Co. NV (a) (b)	12,192	178,545
NN Group NV (a)	6,546	505,787
Randstad NV (a)	2,613	67,169
Universal Music Group NV	27,113	519,671
Wolters Kluwer NV (a)	5,721	425,958
		23,261,288
NEW ZEALAND — 0.2%
Auckland International Airport Ltd.	42,591	193,639
Contact Energy Ltd.	22,165	116,957
Fisher & Paykel Healthcare Corp. Ltd.	14,663	312,749
Infratil Ltd. (a)	23,176	154,022
Meridian Energy Ltd.	34,075	107,493
Xero Ltd. (b)	4,127	212,333
		1,097,193
NIGERIA — 0.0% *
Airtel Africa PLC (c)	22,701	103,159
NORWAY — 0.5%
DNB Bank ASA	21,803	674,171
Gjensidige Forsikring ASA	5,026	130,023
Kongsberg Gruppen ASA	10,947	463,854
Mowi ASA	11,962	269,671
Norsk Hydro ASA	34,804	366,228
Orkla ASA	17,793	222,300
Salmar ASA	1,720	99,764
Telenor ASA	15,759	275,513
		2,501,524
POLAND — 0.0% *
InPost SA (b)	6,694	116,309
PORTUGAL — 0.2%
Banco Comercial Portugues SA Class R	182,450	174,902
EDP SA	77,913	406,215
Jeronimo Martins SGPS SA	7,329	173,619
		754,736
SINGAPORE — 1.9%
CapitaLand Ascendas REIT	95,870	183,544
CapitaLand Integrated Commercial Trust REIT	149,213	264,851
CapitaLand Investment Ltd.	58,305	122,923
DBS Group Holdings Ltd.	53,050	2,339,685
Grab Holdings Ltd. Class A (b)	57,985	212,225
Keppel Ltd.	36,300	331,164
See accompanying notes to financial statements.

STATE STREET SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Oversea-Chinese Banking Corp. Ltd.	84,789	$1,443,874
Sea Ltd. ADR (b)	9,853	815,927
Sembcorp Industries Ltd. (a)	22,700	116,654
Singapore Airlines Ltd.	38,200	195,419
Singapore Exchange Ltd.	21,600	326,809
Singapore Technologies Engineering Ltd.	39,700	332,641
Singapore Telecommunications Ltd.	183,300	701,858
STMicroelectronics NV	16,583	546,554
United Overseas Bank Ltd.	31,071	882,651
		8,816,779
SOUTH KOREA — 0.0% *
Delivery Hero SE (b) (c)	4,682	83,347
SPAIN — 3.8%
Abertis Infraestructuras SA (b) (e)	132	—
Acciona SA (a)	614	157,620
ACS Actividades de Construccion y Servicios SA	4,347	524,903
Aena SME SA (a) (c)	18,888	555,385
Amadeus IT Group SA	11,107	622,981
Banco Bilbao Vizcaya Argentaria SA	142,104	2,988,113
Banco de Sabadell SA	124,769	437,458
Banco Santander SA	365,637	3,998,013
Bankinter SA (a)	16,986	261,766
CaixaBank SA	96,167	1,126,319
Cellnex Telecom SA (b) (c)	11,890	379,891
EDP Renovaveis SA (a)	7,785	122,798
Endesa SA	8,105	336,936
Grifols SA	7,896	81,480
Iberdrola SA	160,154	3,643,533
Indra Sistemas SA (a)	1,979	107,717
Industria de Diseno Textil SA	27,103	1,537,670
Mapfre SA	21,935	96,393
Redeia Corp. SA	10,384	174,202
Telefonica SA (a)	92,851	406,000
		17,559,178
SWEDEN — 3.5%
AddTech AB Class B	6,665	222,207
Alfa Laval AB	7,202	383,905
Assa Abloy AB Class B	25,135	887,591
Atlas Copco AB Class A	66,907	1,145,873
Atlas Copco AB Class B	38,385	583,658
Beijer Ref AB Class B (a)	10,157	137,328
Boliden AB (b)	7,075	360,722
Epiroc AB Class A	16,404	394,505
Epiroc AB Class B	10,038	210,955
EQT AB (a)	12,111	364,236
Essity AB Class B (a)	15,271	389,379
Evolution AB (c)	3,229	198,358
Fastighets AB Balder Class B (a) (b)	17,970	104,014
Security Description	Shares	Value
H & M Hennes & Mauritz AB Class B (a)	11,990	$220,449
Hexagon AB Class B	51,078	482,778
Holmen AB Class B (a)	1,751	61,943
Industrivarden AB Class A	2,696	131,655
Industrivarden AB Class C (a)	3,843	186,780
Indutrade AB (a)	6,672	150,162
Investment AB Latour Class B	3,711	78,340
Investor AB Class B	45,250	1,682,937
L E Lundbergforetagen AB Class B (a)	1,907	106,498
Lifco AB Class B (a)	5,856	173,229
Nibe Industrier AB Class B (a)	37,118	150,362
Saab AB Class B (a)	7,973	516,733
Sagax AB Class B (a)	5,452	99,583
Sandvik AB	26,731	1,002,877
Securitas AB Class B	12,215	202,338
Skandinaviska Enskilda Banken AB Class A (a)	37,289	674,441
Skanska AB Class B (a)	8,471	224,619
SKF AB Class B (a)	8,491	199,835
Svenska Cellulosa AB SCA Class B (a)	14,950	170,745
Svenska Handelsbanken AB Class A (a)	36,507	471,559
Swedbank AB Class A (a)	20,899	699,613
Swedish Orphan Biovitrum AB (b)	4,848	199,594
Tele2 AB Class B	13,499	275,754
Telefonaktiebolaget LM Ericsson Class B (a)	69,599	776,630
Telia Co. AB	59,856	303,105
Trelleborg AB Class B	5,113	187,211
Volvo AB Class A	5,126	163,903
Volvo AB Class B (a)	34,454	1,104,915
		16,081,319
SWITZERLAND — 5.1%
ABB Ltd.	38,988	3,068,385
Avolta AG	2,188	128,685
Banque Cantonale Vaudoise (a)	718	115,266
Barry Callebaut AG	86	148,230
Belimo Holding AG	252	199,298
BKW AG	552	107,302
Chocoladefabriken Lindt & Spruengli AG (d)	23	321,436
Chocoladefabriken Lindt & Spruengli AG (d)	3	426,358
Cie Financiere Richemont SA Class A	13,373	2,305,804
DSM-Firmenich AG	4,224	299,022
EMS-Chemie Holding AG (a)	175	135,570
Galderma Group AG	4,589	876,053
Geberit AG	850	563,387
Givaudan SA	229	764,901
Helvetia Baloise Holding AG	1,978	505,608
Julius Baer Group Ltd.	5,045	365,151
See accompanying notes to financial statements.

STATE STREET SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Kuehne & Nagel International AG (a)	1,214	$272,396
Logitech International SA	3,745	337,239
Lonza Group AG	1,737	1,091,205
Partners Group Holding AG (a)	571	601,307
Sandoz Group AG	10,466	804,145
Schindler Holding AG (d)	1,013	328,275
Schindler Holding AG (d)	577	178,798
SGS SA	4,176	437,063
Sika AG	3,754	606,863
Sonova Holding AG	1,255	279,566
Straumann Holding AG (a)	2,795	285,222
Swatch Group AG (a)	1,210	52,342
Swatch Group AG Class BR, Bearer Shares (a)	473	102,129
Swiss Life Holding AG	706	759,814
Swiss Prime Site AG (a)	1,997	335,505
Swisscom AG (a)	649	538,713
UBS Group AG	78,950	3,019,269
VAT Group AG (c)	672	404,597
Zurich Insurance Group AG	3,765	2,630,416
		23,395,320
UNITED KINGDOM — 11.6%
3i Group PLC	24,534	788,765
Admiral Group PLC	6,522	270,918
Associated British Foods PLC	8,270	204,644
AstraZeneca PLC	38,604	7,478,248
Autotrader Group PLC (c)	20,963	129,788
Aviva PLC	77,026	609,851
BAE Systems PLC	74,631	2,165,149
Barclays PLC	344,532	1,769,404
Barratt Redrow PLC	33,695	115,661
British American Tobacco PLC	54,221	3,125,317
BT Group PLC	150,505	417,781
Bunzl PLC	8,326	247,697
Coca-Cola Europacific Partners PLC (d)	362	32,823
Coca-Cola Europacific Partners PLC (d)	4,783	435,918
Compass Group PLC	42,281	1,162,511
Diageo PLC	55,775	1,026,764
Entain PLC	15,131	111,938
Halma PLC	9,310	466,775
HSBC Holdings PLC	427,515	6,886,938
Imperial Brands PLC	18,867	760,579
Informa PLC	31,711	312,542
International Consolidated Airlines Group SA Class DI	29,417	136,255
Intertek Group PLC	3,832	184,343
J Sainsbury PLC	42,786	191,270
JD Sports Fashion PLC	69,053	64,343
Kingfisher PLC	42,635	159,560
Land Securities Group PLC REIT	18,061	131,708
Legal & General Group PLC	141,821	460,628
Lloyds Banking Group PLC	1,470,369	1,790,449
Security Description	Shares	Value
London Stock Exchange Group PLC	11,409	$1,333,592
M&G PLC	56,968	204,336
Marks & Spencer Group PLC	50,765	227,073
Melrose Industries PLC	31,283	207,419
National Grid PLC	123,677	2,070,463
NatWest Group PLC	199,562	1,455,814
Next PLC	2,861	478,202
Pearson PLC	14,771	192,759
Reckitt Benckiser Group PLC	16,144	1,083,189
RELX PLC (d)	25,989	848,567
RELX PLC (d)	19,341	637,788
Rentokil Initial PLC	62,684	386,029
Rolls-Royce Holdings PLC	209,337	3,124,915
Sage Group PLC	24,378	269,330
Schroders PLC	18,253	138,283
Segro PLC REIT	31,808	270,043
Severn Trent PLC	6,713	273,540
Smith & Nephew PLC	19,710	308,000
Smiths Group PLC	7,950	239,027
Spirax Group PLC	1,835	161,523
SSE PLC	30,013	1,027,052
Standard Chartered PLC	47,776	979,684
Standard Life PLC	17,424	155,899
Tesco PLC	158,970	991,777
Unilever PLC	54,280	3,005,602
United Utilities Group PLC	16,973	294,327
Vodafone Group PLC	471,040	703,774
Whitbread PLC	4,390	132,918
Wise PLC Class A (b)	17,298	205,982
		53,045,474
UNITED STATES — 8.7%
Aegon Ltd.	31,326	224,792
Alcon AG	12,329	909,236
AP Moller - Maersk AS Class A	73	177,058
AP Moller - Maersk AS Class B	99	245,080
Buzzi SpA (a)	1,838	91,232
Experian PLC	22,641	775,676
Ferrovial SE	12,774	815,683
GSK PLC	101,630	2,766,161
Haleon PLC	223,227	1,100,352
Holcim AG	12,709	1,026,779
InterContinental Hotels Group PLC	3,553	463,311
Monday.com Ltd. (b)	1,119	77,334
Nestle SA	64,133	6,258,864
Novartis AG	47,323	7,117,737
Qiagen NV	5,070	202,968
Roche Holding AG	17,488	6,848,950
Roche Holding AG Class BR, Bearer Shares	780	317,611
Sanofi SA	27,320	2,603,868
Schneider Electric SE	13,647	3,602,385
Spotify Technology SA (b)	3,904	1,893,089
Stellantis NV (a)	50,745	354,260
Sunbelt Rentals Holdings, Inc.	10,377	649,997
Swiss Re AG (a)	7,437	1,223,535
See accompanying notes to financial statements.

STATE STREET SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Tenaris SA	9,449	$277,622
		40,023,580
TOTAL COMMON STOCKS (Cost $366,258,622)		453,220,779
RIGHTS — 0.0% *
ITALY — 0.0% *
Telecom Italia SpA (expiring 04/30/26) (b)	430,350	9
SINGAPORE — 0.0% *
CapitaLand Ascendas REIT (expiring 04/15/26) (b)	2,684	250
TOTAL RIGHTS (Cost $0)		259
SHORT-TERM INVESTMENTS — 5.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.64% (f) (g)	34,158	34,158
State Street Navigator Securities Lending Portfolio II (h) (i)	22,972,081	22,972,081
TOTAL SHORT-TERM INVESTMENTS (Cost $23,006,239)		23,006,239
TOTAL INVESTMENTS — 104.0% (Cost $389,264,861)		476,227,277
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.0)%		(18,535,089)
NET ASSETS — 100.0%		$457,692,188

(a)	All or a portion of the shares of the security are on loan at March 31, 2026.
(b)	Non-income producing security.
(c)
Securities purchased pursuant to Rule 144A of the
Securities Act of 1933, as amended. These securities,
which represent 1.1% of net assets as of March 31, 2026,
may be resold in transactions exempt from registration,
normally to qualified institutional buyers.

(d)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(e)
Fair valued as determined in good faith by the Trust's
Oversight Committee in accordance with policy and
procedures approved by the Board of Trustees. Security
value is determined based on significant unobservable
inputs and is classified as Level 3. As of March 31, 2026,
total aggregate fair value of the security is $0, representing
0.00% of the Fund's net assets.

(f)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended March 31, 2026
are shown in the Affiliate Table below.

(g)	The rate shown is the annualized seven-day yield at March 31, 2026.
(h)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2026 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.

*	Amount is less than 0.05% of net assets.

Abbreviations:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$453,163,809	$56,970	$0 (a)	$453,220,779
Rights	—	259	—	259
Short-Term Investments	23,006,239	—	—	23,006,239
TOTAL INVESTMENTS	$476,170,048	$57,229	$0	$476,227,277

(a)	The Fund held a Level 3 security that was valued at $0 at March 31, 2026.
See accompanying notes to financial statements.

STATE STREET SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Sector Breakdown as of March 31, 2026

% of Net Assets
Financials	26.6%
Industrials	18.9
Health Care	12.1
Consumer Discretionary	9.3
Information Technology	9.1
Consumer Staples	7.9
Materials	4.9
Communication Services	4.6
Utilities	3.4
Real Estate	2.0
Energy	0.2
Short-Term Investments	5.0
Liabilities in Excess of Other Assets	(4.0)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/25	Value at 9/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/26	Value at 3/31/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	456,696	$456,696	$10,203,670	$10,626,208	$—	$—	34,158	$34,158	$9,013
State Street Navigator Securities Lending Portfolio II	11,344,922	11,344,922	60,920,612	49,293,453	—	—	22,972,081	22,972,081	29,974
Total		$11,801,618	$71,124,282	$59,919,661	$—	$—		$23,006,239	$38,987
See accompanying notes to financial statements.

STATE STREET SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.0%
AUSTRALIA — 6.4%
ANZ Group Holdings Ltd.	81,534	$2,008,660
Aristocrat Leisure Ltd.	26,623	826,552
ASX Ltd.	10,181	364,686
BHP Group Ltd.	276,560	9,544,671
Brambles Ltd.	155,140	2,401,372
Cochlear Ltd.	5,336	617,997
Coles Group Ltd.	135,803	2,042,532
Commonwealth Bank of Australia (a)	32,029	3,678,779
Computershare Ltd.	30,667	596,299
CSL Ltd.	29,003	2,796,476
Evolution Mining Ltd.	78,479	678,328
Fortescue Ltd. (a)	104,950	1,459,888
Glencore PLC (b)	529,461	3,948,320
Goodman Group REIT	9,201	160,947
Insurance Australia Group Ltd.	167,827	843,694
Lottery Corp. Ltd.	161,999	596,928
Macquarie Group Ltd.	4,297	594,283
Medibank Pvt Ltd.	777,627	2,322,122
National Australia Bank Ltd.	56,420	1,601,327
Northern Star Resources Ltd.	9,044	126,115
Origin Energy Ltd.	70,049	593,950
Pro Medicus Ltd. (a)	3,351	268,297
Qantas Airways Ltd.	15,332	87,892
QBE Insurance Group Ltd.	111,091	1,615,311
REA Group Ltd. (a)	3,131	335,431
Rio Tinto Ltd. (a)	20,593	2,276,833
Rio Tinto PLC	66,771	6,114,252
Santos Ltd.	111,070	605,532
Scentre Group REIT	112,587	256,008
Sigma Healthcare Ltd. (a)	300,890	546,111
Sonic Healthcare Ltd.	8,477	118,731
South32 Ltd.	102,239	299,000
Stockland REIT	34,587	102,098
Suncorp Group Ltd.	15,399	170,330
Telstra Group Ltd.	426,268	1,556,099
Transurban Group Stapled Security	276,124	2,649,534
Vicinity Ltd. REIT	65,123	104,370
Washington H Soul Pattinson & Co. Ltd. (a)	26,760	740,448
Wesfarmers Ltd.	83,223	4,155,829
Westpac Banking Corp.	70,442	1,904,259
WiseTech Global Ltd. (a)	6,862	178,686
Woodside Energy Group Ltd. (a)	60,846	1,460,654
Woolworths Group Ltd.	37,677	939,559
		64,289,190
AUSTRIA — 0.3%
BAWAG Group AG (c)	1,363	203,373
Erste Group Bank AG	6,898	735,179
OMV AG	15,666	1,140,783
Raiffeisen Bank International AG	8,620	361,126
Security Description	Shares	Value
Verbund AG	9,595	$725,784
		3,166,245
BELGIUM — 0.8%
Ageas SA	8,088	587,562
Anheuser-Busch InBev SA	39,399	2,711,020
D'ieteren Group	502	91,504
Groupe Bruxelles Lambert NV	25,536	2,287,605
KBC Group NV	6,189	745,186
Lotus Bakeries NV (a)	22	246,893
Sofina SA (a)	264	63,270
Syensqo SA (a)	2,298	131,011
UCB SA	4,607	1,372,166
		8,236,217
BRAZIL — 0.1%
Yara International ASA	12,435	719,985
CHILE — 0.0% *
Antofagasta PLC	2,082	91,344
CHINA — 0.6%
BOC Hong Kong Holdings Ltd.	857,036	4,678,598
Prosus NV	4,649	208,799
SITC International Holdings Co. Ltd.	88,000	382,521
Wharf Holdings Ltd. (a)	35,000	96,605
Wilmar International Ltd.	124,500	371,526
Yangzijiang Shipbuilding Holdings Ltd.	153,900	450,910
		6,188,959
DENMARK — 1.6%
Carlsberg AS Class B	6,897	854,176
Coloplast AS Class B	13,607	915,610
Danske Bank AS	22,059	1,062,236
Demant AS (b)	3,037	90,800
DSV AS	2,346	553,817
Genmab AS (b)	4,239	1,119,654
Novo Nordisk AS Class B	202,263	7,201,179
Novonesis Novozymes B Class B	11,579	682,914
Orsted AS (b) (c)	9,634	231,737
Pandora AS	3,936	275,351
Rockwool AS Class B	5,449	147,975
Tryg AS	93,898	2,231,116
Vestas Wind Systems AS	5,687	166,741
		15,533,306
FINLAND — 1.7%
Elisa OYJ	44,377	2,143,419
Fortum OYJ (a)	8,328	209,950
Kesko OYJ Class B (a)	7,036	154,679
Kone OYJ Class B	51,143	3,228,019
Metso OYJ	33,601	570,660
Neste OYJ	12,519	403,162
Nokia OYJ (a)	162,518	1,272,573
Nordea Bank Abp (a) (d)	71,344	1,206,136
Nordea Bank Abp (a) (d)	86,881	1,469,030
See accompanying notes to financial statements.

STATE STREET SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Orion OYJ Class B	9,780	$785,415
Sampo OYJ Class A	404,017	4,283,607
Stora Enso OYJ Class R (a)	22,196	257,405
UPM-Kymmene OYJ	11,480	354,490
Wartsila OYJ Abp	25,439	929,446
		17,267,991
FRANCE — 7.3%
Accor SA	1,728	80,874
Air Liquide SA	37,868	7,762,917
Airbus SE	4,319	800,297
Alstom SA (b)	8,509	237,847
Amundi SA (c)	1,243	105,051
AXA SA	39,666	1,793,392
BioMerieux	4,691	496,176
BNP Paribas SA	42,310	3,948,228
Bollore SE	149,458	843,462
Bouygues SA	9,470	539,129
Bureau Veritas SA	16,300	482,668
Capgemini SE	7,966	922,432
Carrefour SA	60,498	1,108,671
Cie de Saint-Gobain SA	10,604	855,988
Cie Generale des Etablissements Michelin SCA	21,864	735,346
Covivio SA REIT	1,375	81,194
Credit Agricole SA	27,681	508,072
Danone SA	42,000	3,341,011
Dassault Aviation SA	716	263,332
Dassault Systemes SE	26,870	534,672
Eiffage SA	2,187	330,480
Engie SA	57,823	1,846,141
EssilorLuxottica SA	4,497	1,027,998
Gecina SA REIT	731	57,105
Getlink SE	25,418	543,852
Hermes International SCA	1,574	2,918,022
Ipsen SA	1,871	345,785
Kering SA	1,271	375,777
Klepierre SA REIT	6,522	243,625
Legrand SA	11,095	1,683,608
L'Oreal SA	13,629	5,485,959
LVMH Moet Hennessy Louis Vuitton SE	10,514	5,610,099
Orange SA	302,368	6,157,764
Pernod Ricard SA (a)	4,223	312,478
Publicis Groupe SA	12,030	981,911
Renault SA	16,185	541,175
Rexel SA	8,289	317,843
Safran SA	1,052	338,665
Societe Generale SA	24,569	1,748,327
Sodexo SA (a)	4,251	216,002
Thales SA	6,827	1,983,036
TotalEnergies SE	137,917	12,857,242
Unibail-Rodamco-Westfield REIT (b)	2,051	224,264
Veolia Environnement SA	16,961	638,257
Security Description	Shares	Value
Vinci SA	9,551	$1,412,448
		73,638,622
GERMANY — 7.0%
adidas AG	1,244	195,865
Allianz SE	21,922	9,075,388
BASF SE	25,851	1,560,761
Bayer AG	46,279	2,100,113
Bayerische Motoren Werke AG	16,531	1,485,667
Bayerische Motoren Werke AG Preference Shares	4,369	391,894
Beiersdorf AG	15,809	1,394,914
Brenntag SE	5,618	370,777
Commerzbank AG	16,277	577,447
Continental AG	8,324	571,618
CTS Eventim AG & Co. KGaA	3,217	184,071
Daimler Truck Holding AG	14,360	686,146
Deutsche Bank AG	45,329	1,311,708
Deutsche Boerse AG	14,715	4,257,305
Deutsche Lufthansa AG	34,991	290,118
Deutsche Post AG	26,543	1,368,582
Deutsche Telekom AG	147,599	5,433,530
Dr. Ing hc F Porsche AG Preference Shares	3,867	172,564
E.ON SE	139,188	3,040,661
Evonik Industries AG	8,368	161,497
Fresenius Medical Care AG	5,757	255,843
Fresenius SE & Co. KGaA	20,588	1,051,337
GEA Group AG	7,797	549,803
Hannover Rueck SE	3,869	1,193,815
Heidelberg Materials AG	2,201	452,294
Henkel AG & Co. KGaA	6,520	464,263
Henkel AG & Co. KGaA Preference Shares	8,582	655,586
Infineon Technologies AG	17,806	779,611
Knorr-Bremse AG	3,538	396,030
LEG Immobilien SE	957	61,859
Mercedes-Benz Group AG	50,631	3,056,277
Merck KGaA	8,277	1,026,155
MTU Aero Engines AG	2,471	882,597
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	9,776	6,075,751
Nemetschek SE	3,251	238,608
Porsche Automobil Holding SE Preference Shares	3,509	125,578
Rational AG	346	247,967
Rheinmetall AG	2,014	3,352,006
RWE AG	15,799	1,049,984
SAP SE	46,987	7,952,933
Scout24 SE (c)	3,300	250,949
Siemens AG	7,222	1,711,668
Siemens Energy AG	2,681	439,417
Siemens Healthineers AG (c)	3,418	142,957
Symrise AG	4,120	347,675
Talanx AG	1,890	229,961
See accompanying notes to financial statements.

STATE STREET SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Volkswagen AG Preference Shares	26,194	$2,607,614
Vonovia SE	9,212	228,839
Zalando SE (b) (c)	4,294	101,672
		70,559,675
HONG KONG — 2.6%
AIA Group Ltd.	99,223	1,073,834
CK Asset Holdings Ltd.	87,354	495,365
CK Infrastructure Holdings Ltd.	211,500	1,687,371
CLP Holdings Ltd.	387,500	3,632,720
Futu Holdings Ltd. ADR (b)	2,757	377,047
Henderson Land Development Co. Ltd. (a)	38,000	140,170
HKT Trust & HKT Ltd. Stapled Security	1,284,540	2,002,127
Hong Kong & China Gas Co. Ltd.	1,639,652	1,484,851
Hong Kong Exchanges & Clearing Ltd.	61,972	3,071,646
Hongkong Land Holdings Ltd.	24,300	188,811
Link REIT	44,509	204,486
MTR Corp. Ltd. (a)	323,896	1,321,165
Power Assets Holdings Ltd.	450,000	3,504,056
Prudential PLC	128,658	1,761,083
Sino Land Co. Ltd. (a)	443,173	649,481
Sun Hung Kai Properties Ltd.	54,000	889,875
Swire Pacific Ltd. Class A	126,000	1,371,661
Techtronic Industries Co. Ltd.	77,000	1,002,742
WH Group Ltd. (c)	499,290	653,391
Wharf Real Estate Investment Co. Ltd.	50,000	144,257
		25,656,139
INDONESIA — 0.1%
Jardine Matheson Holdings Ltd.	12,000	853,800
IRELAND — 0.4%
AerCap Holdings NV	4,052	555,853
AIB Group PLC	97,416	1,011,868
Bank of Ireland Group PLC	26,470	470,748
Kerry Group PLC Class A	13,138	1,035,412
Kingspan Group PLC	6,912	574,205
		3,648,086
ISRAEL — 1.5%
Bank Hapoalim BM	167,500	3,889,501
Bank Leumi Le-Israel BM	128,314	2,836,116
Check Point Software Technologies Ltd. (b)	10,874	1,553,351
CyberArk Software Ltd. (b)	285	12,825
Elbit Systems Ltd.	2,262	1,889,119
ICL Group Ltd.	39,673	203,422
Israel Discount Bank Ltd. Class A	123,465	1,230,935
Mizrahi Tefahot Bank Ltd.	24,163	1,743,256
Nice Ltd. (b)	3,289	361,347
Nova Ltd. (b)	1,252	537,874
Security Description	Shares	Value
Phoenix Financial Ltd.	10,601	$557,329
Teva Pharmaceutical Industries Ltd. (b)	1,065	31,163
Teva Pharmaceutical Industries Ltd. ADR (b)	14,505	436,891
		15,283,129
ITALY — 3.4%
Banca Mediolanum SpA (a)	10,266	204,396
Banca Monte dei Paschi di Siena SpA	56,247	481,327
Banco BPM SpA (a)	29,233	399,472
BPER Banca SpA	28,387	364,198
Coca-Cola HBC AG Class DI	11,695	654,826
Enel SpA	256,027	2,765,571
Eni SpA	290,248	8,310,429
Ferrari NV (a)	9,390	3,126,736
FinecoBank Banca Fineco SpA	32,693	713,260
Generali	40,352	1,604,493
Intesa Sanpaolo SpA	289,961	1,724,254
Italgas SpA	19,125	221,019
Leonardo SpA	9,245	618,247
Moncler SpA	11,989	710,026
Poste Italiane SpA (c)	103,824	2,409,268
Prysmian SpA	11,965	1,361,788
Recordati Industria Chimica e Farmaceutica SpA (a)	8,636	487,968
Ryanair Holdings PLC	34,590	951,329
Snam SpA	281,968	2,129,286
Telecom Italia SpA (b)	363,778	251,152
Terna - Rete Elettrica Nazionale	94,979	1,079,465
UniCredit SpA	41,576	2,915,429
Unipol Assicurazioni SpA	22,089	505,074
		33,989,013
IVORY COAST — 0.0% *
Endeavour Mining PLC	1,623	95,455
JAPAN — 22.3%
Advantest Corp.	42,900	5,482,161
Aeon Co. Ltd.	111,200	1,317,219
AGC, Inc.	8,700	300,664
Aisin Corp.	17,700	241,207
Ajinomoto Co., Inc.	7,600	210,052
ANA Holdings, Inc.	57,900	1,020,502
Asahi Group Holdings Ltd.	34,900	347,706
Asahi Kasei Corp.	43,500	412,606
Asics Corp.	30,600	799,381
Astellas Pharma, Inc.	181,500	2,873,836
Bandai Namco Holdings, Inc.	34,100	828,869
Bridgestone Corp.	128,600	2,640,871
Canon, Inc. (a)	80,200	2,196,438
Capcom Co. Ltd. (a)	15,600	328,297
Central Japan Railway Co.	123,600	3,172,936
Chiba Bank Ltd. (a)	19,200	240,890
Chubu Electric Power Co., Inc.	84,600	1,373,042
Chugai Pharmaceutical Co. Ltd.	48,000	2,598,077
Dai Nippon Printing Co. Ltd.	32,000	568,735
See accompanying notes to financial statements.

STATE STREET SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Daifuku Co. Ltd.	13,900	$473,731
Dai-ichi Life Holdings, Inc.	96,032	857,763
Daiichi Sankyo Co. Ltd.	81,918	1,424,258
Daikin Industries Ltd.	3,600	422,817
Daito Trust Construction Co. Ltd.	114,500	2,647,124
Daiwa House Industry Co. Ltd.	57,700	1,783,699
Daiwa Securities Group, Inc.	21,700	199,145
Denso Corp.	53,900	659,817
Disco Corp.	4,600	1,770,721
East Japan Railway Co.	162,600	3,704,978
Ebara Corp.	18,800	502,704
Eisai Co. Ltd.	4,100	125,533
ENEOS Holdings, Inc.	137,282	1,217,149
FANUC Corp.	8,500	283,280
Fast Retailing Co. Ltd.	13,200	5,113,558
Fuji Electric Co. Ltd.	6,400	425,621
FUJIFILM Holdings Corp.	34,600	645,175
Fujikura Ltd.	67,800	1,743,051
Fujitsu Ltd.	121,100	2,414,540
Hankyu Hanshin Holdings, Inc. (a)	27,300	781,128
Hikari Tsushin, Inc.	400	99,918
Hitachi Ltd.	39,000	1,094,324
Honda Motor Co. Ltd.	209,400	1,655,167
Hoya Corp.	20,800	3,471,243
Hulic Co. Ltd.	8,000	91,998
Ibiden Co. Ltd.	1,800	83,409
Idemitsu Kosan Co. Ltd.	103,000	998,017
IHI Corp.	6,300	124,265
Inpex Corp.	58,700	1,726,058
Isuzu Motors Ltd.	20,500	286,193
ITOCHU Corp.	196,570	2,439,672
Japan Airlines Co. Ltd.	44,800	720,759
Japan Exchange Group, Inc.	50,612	574,710
Japan Post Bank Co. Ltd.	190,900	3,020,873
Japan Post Holdings Co. Ltd.	122,200	1,374,164
Japan Post Insurance Co. Ltd.	19,500	193,051
Japan Tobacco, Inc.	98,900	3,742,397
JFE Holdings, Inc. (a)	37,800	431,365
JX Advanced Metals Corp.	5,800	120,747
Kajima Corp.	6,500	241,345
Kansai Electric Power Co., Inc.	36,700	596,211
Kao Corp.	63,000	2,446,502
Kawasaki Heavy Industries Ltd.	12,000	218,518
Kawasaki Kisen Kaisha Ltd. (a)	19,300	320,150
KDDI Corp.	256,036	4,383,142
Keyence Corp.	9,800	3,379,395
Kikkoman Corp. (a)	33,500	302,172
Kioxia Holdings Corp. (b)	1,300	155,912
Kirin Holdings Co. Ltd.	77,400	1,228,456
Komatsu Ltd.	18,700	706,789
Konami Group Corp.	3,900	473,986
Kubota Corp.	33,200	512,744
Kyocera Corp.	87,100	1,301,928
Kyowa Kirin Co. Ltd.	70,200	1,137,567
Lasertec Corp. (a)	5,100	1,069,112
Security Description	Shares	Value
LY Corp. (a)	29,200	$70,242
M3, Inc. (a)	18,000	181,652
Makita Corp.	2,900	92,547
Marubeni Corp.	32,300	1,140,621
MatsukiyoCocokara & Co.	13,400	212,763
Minebea Mitsumi, Inc. (a)	7,000	111,541
Mitsubishi Chemical Group Corp.	74,600	421,556
Mitsubishi Corp.	127,100	4,247,852
Mitsubishi Electric Corp.	22,700	711,720
Mitsubishi Estate Co. Ltd.	15,300	415,559
Mitsubishi HC Capital, Inc.	101,900	897,366
Mitsubishi Heavy Industries Ltd.	16,900	448,606
Mitsubishi UFJ Financial Group, Inc. (a)	250,000	4,085,738
Mitsui & Co. Ltd.	74,000	2,771,802
Mitsui Fudosan Co. Ltd.	43,000	447,461
Mitsui OSK Lines Ltd. (a)	31,400	1,282,132
Mizuho Financial Group, Inc.	55,940	2,140,341
MonotaRO Co. Ltd.	22,800	244,352
MS&AD Insurance Group Holdings, Inc.	79,800	2,022,463
Murata Manufacturing Co. Ltd.	72,100	1,544,968
NEC Corp.	38,700	935,572
Nexon Co. Ltd.	15,100	278,006
NIDEC Corp.	9,400	116,163
Nintendo Co. Ltd.	45,000	2,482,086
Nippon Building Fund, Inc. REIT	2,515	2,096,229
Nippon Paint Holdings Co. Ltd.	10,100	61,975
Nippon Sanso Holdings Corp.	3,000	104,337
Nippon Steel Corp. (a)	263,000	952,050
Nippon Yusen KK (a)	23,600	855,646
Nissan Motor Co. Ltd. (b)	301,616	631,329
Nitori Holdings Co. Ltd. (a)	64,300	1,017,507
Nitto Denko Corp.	32,200	620,157
Nomura Holdings, Inc.	75,000	567,603
Nomura Research Institute Ltd. (a)	61,500	1,674,637
NTT, Inc.	3,170,900	3,133,229
Obayashi Corp.	41,500	979,785
Obic Co. Ltd.	117,600	2,847,415
Olympus Corp.	57,200	535,183
Oracle Corp. Japan	15,800	854,803
Oriental Land Co. Ltd. (a)	79,500	1,349,236
ORIX Corp.	27,900	807,941
Osaka Gas Co. Ltd.	46,400	1,861,075
Otsuka Corp.	89,200	1,693,841
Otsuka Holdings Co. Ltd.	57,600	3,986,272
Pan Pacific International Holdings Corp.	309,600	1,884,183
Panasonic Holdings Corp.	89,700	1,457,787
Rakuten Group, Inc. (b)	14,200	64,542
Recruit Holdings Co. Ltd.	76,505	3,138,297
Renesas Electronics Corp.	34,700	469,276
Resona Holdings, Inc.	43,900	475,314
Ryohin Keikaku Co. Ltd.	40,600	850,842
Sanrio Co. Ltd. (a)	39,000	240,045
See accompanying notes to financial statements.

STATE STREET SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
SBI Holdings, Inc.	10,400	$186,244
SCREEN Holdings Co. Ltd. (a)	10,000	561,946
Secom Co. Ltd.	145,300	5,512,797
Seibu Holdings, Inc. (a)	9,200	252,770
Sekisui Chemical Co. Ltd.	55,300	906,025
Sekisui House Ltd.	13,500	298,699
Seven & i Holdings Co. Ltd.	64,300	858,263
Shimadzu Corp.	35,500	823,179
Shimano, Inc. (a)	1,100	113,602
Shimizu Corp.	4,800	83,651
Shin-Etsu Chemical Co. Ltd.	82,700	3,253,626
Shionogi & Co. Ltd.	188,500	4,110,293
Shiseido Co. Ltd.	3,600	72,186
SMC Corp.	800	301,062
SoftBank Corp.	3,027,200	4,016,858
SoftBank Group Corp.	16,900	377,645
Sompo Holdings, Inc.	23,000	869,168
Sony Financial Group, Inc. (a)	75,100	67,599
Sony Group Corp.	67,000	1,351,455
Subaru Corp.	22,700	354,362
Sumitomo Corp.	29,312	1,064,953
Sumitomo Electric Industries Ltd.	11,400	600,490
Sumitomo Metal Mining Co. Ltd.	6,200	345,094
Sumitomo Mitsui Financial Group, Inc.	91,100	2,866,595
Sumitomo Mitsui Trust Group, Inc.	17,600	542,304
Sumitomo Realty & Development Co. Ltd. (a)	8,800	242,942
Suntory Beverage & Food Ltd.	32,087	904,987
Suzuki Motor Corp.	87,600	1,032,710
Sysmex Corp.	21,300	183,224
T&D Holdings, Inc.	7,700	191,471
Taisei Corp.	2,300	232,111
Takeda Pharmaceutical Co. Ltd.	180,251	6,417,384
TDK Corp.	21,900	270,635
Terumo Corp.	48,400	641,317
TIS, Inc.	64,200	1,356,315
Tokio Marine Holdings, Inc.	115,500	5,305,638
Tokyo Electron Ltd.	24,900	5,827,060
Tokyo Gas Co. Ltd.	25,408	1,184,557
Tokyu Corp. (a)	110,700	1,295,292
TOPPAN Holdings, Inc.	6,900	178,041
Toray Industries, Inc.	41,900	289,842
Toyota Motor Corp.	265,800	5,282,919
Toyota Tsusho Corp.	17,500	654,504
Tsuruha Holdings, Inc.	44,700	696,954
Unicharm Corp.	155,718	910,778
West Japan Railway Co.	68,400	1,344,869
Yamaha Motor Co. Ltd.	27,700	195,967
Yokogawa Electric Corp.	9,600	286,268
Yokohama Financial Group, Inc.	32,000	276,372
Zensho Holdings Co. Ltd.	4,700	271,146
ZOZO, Inc.	133,000	923,785
		223,573,139
Security Description	Shares	Value
LUXEMBOURG — 0.2%
ArcelorMittal SA	23,736	$1,198,963
CVC Capital Partners PLC (a) (c)	9,522	122,329
Eurofins Scientific SE	2,600	187,712
		1,509,004
MACAU — 0.0% *
Galaxy Entertainment Group Ltd.	22,000	98,212
MEXICO — 0.0% *
Fresnillo PLC	9,989	435,219
NETHERLANDS — 4.7%
ABN AMRO Bank NV Dutch Certificate	17,772	555,129
Adyen NV (b) (c)	1,166	1,142,751
Akzo Nobel NV	3,229	183,046
Argenx SE (b)	4,149	2,967,720
ASM International NV	1,860	1,365,149
ASML Holding NV	17,150	22,115,646
ASR Nederland NV	3,910	266,612
BE Semiconductor Industries NV (a)	3,676	757,940
Euronext NV (c)	1,734	276,711
EXOR NV	5,599	423,519
Heineken Holding NV (a)	4,663	329,616
Heineken NV	14,573	1,113,244
ING Groep NV (a)	78,037	1,987,554
Koninklijke Ahold Delhaize NV	129,646	6,018,444
Koninklijke KPN NV (a)	612,862	3,391,588
Koninklijke Philips NV	10,710	288,017
Magnum Ice Cream Co. NV (a) (b)	31,827	465,450
Nebius Group NV (a) (b)	1,025	106,354
NN Group NV (a)	8,164	630,804
Randstad NV (a)	5,673	145,828
Universal Music Group NV (a)	64,354	1,233,463
Wolters Kluwer NV (a)	11,659	868,073
		46,632,658
NEW ZEALAND — 0.2%
Auckland International Airport Ltd.	158,917	722,514
Fisher & Paykel Healthcare Corp. Ltd.	54,188	1,155,783
Infratil Ltd. (a)	58,649	389,766
Meridian Energy Ltd.	64,378	203,086
		2,471,149
NORWAY — 1.2%
Aker BP ASA	9,490	351,797
DNB Bank ASA	22,141	684,622
Equinor ASA	175,192	7,560,938
Gjensidige Forsikring ASA	20,719	536,004
Kongsberg Gruppen ASA	43,373	1,837,829
Mowi ASA	8,582	193,473
Norsk Hydro ASA	39,296	413,496
Orkla ASA	33,237	415,251
See accompanying notes to financial statements.

STATE STREET SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Telenor ASA	25,939	$453,489
		12,446,899
POLAND — 0.0% *
InPost SA (a) (b)	5,623	97,701
PORTUGAL — 0.3%
Banco Comercial Portugues SA Class R	369,352	354,072
EDP SA	62,060	323,562
Galp Energia SGPS SA	75,399	1,825,238
Jeronimo Martins SGPS SA	37,659	892,113
		3,394,985
SINGAPORE — 2.5%
CapitaLand Ascendas REIT	63,300	121,188
CapitaLand Integrated Commercial Trust REIT	96,890	171,979
DBS Group Holdings Ltd.	146,995	6,482,979
Keppel Ltd.	22,111	201,718
Oversea-Chinese Banking Corp. Ltd.	288,245	4,908,532
Sea Ltd. ADR (b)	765	63,350
Sembcorp Industries Ltd. (a)	18,800	96,612
Singapore Airlines Ltd.	192,849	986,555
Singapore Exchange Ltd.	228,400	3,455,697
Singapore Technologies Engineering Ltd.	323,100	2,707,213
Singapore Telecommunications Ltd.	403,800	1,546,155
STMicroelectronics NV	23,506	774,727
United Overseas Bank Ltd.	117,675	3,342,858
		24,859,563
SOUTH AFRICA — 0.1%
Anglo American PLC	25,670	1,076,124
SOUTH KOREA — 0.0% *
Delivery Hero SE (b) (c)	4,838	86,124
SPAIN — 3.3%
Acciona SA	274	70,339
ACS Actividades de Construccion y Servicios SA	3,536	426,974
Aena SME SA (c)	63,395	1,864,076
Amadeus IT Group SA	2,793	156,657
Banco Bilbao Vizcaya Argentaria SA	115,190	2,422,175
Banco de Sabadell SA	151,647	531,696
Banco Santander SA	392,550	4,292,290
Bankinter SA (a)	12,117	186,731
CaixaBank SA	190,630	2,232,680
Cellnex Telecom SA (b) (c)	5,244	167,548
Endesa SA	44,324	1,842,609
Grifols SA (a)	8,400	86,680
Iberdrola SA	306,661	6,976,595
Industria de Diseno Textil SA	100,481	5,700,721
Naturgy Energy Group SA (a)	11,287	336,826
Redeia Corp. SA	113,160	1,898,376
Repsol SA	129,935	3,690,378
Security Description	Shares	Value
Telefonica SA (a)	153,311	$670,367
		33,553,718
SWEDEN — 2.2%
AddTech AB Class B	13,306	443,615
Alfa Laval AB (a)	13,478	718,449
Assa Abloy AB Class B	44,815	1,582,550
Atlas Copco AB Class A	128,434	2,199,607
Atlas Copco AB Class B	108,629	1,651,742
Boliden AB (b)	14,512	739,901
Epiroc AB Class A	33,357	802,214
Epiroc AB Class B	18,916	397,531
Essity AB Class B	30,827	786,026
Evolution AB (c)	8,749	537,453
H & M Hennes & Mauritz AB Class B (a)	9,240	169,887
Hexagon AB Class B	93,689	885,528
Industrivarden AB Class C (a)	4,579	222,551
Indutrade AB (a)	11,735	264,111
Investment AB Latour Class B	7,880	166,347
Investor AB Class B (a)	30,182	1,122,528
L E Lundbergforetagen AB Class B (a)	2,433	135,873
Lifco AB Class B (a)	10,483	310,102
Nibe Industrier AB Class B (a)	21,125	85,575
Saab AB Class B (a)	1,252	81,143
Sandvik AB	48,576	1,822,445
Securitas AB Class B	13,829	229,074
Skandinaviska Enskilda Banken AB Class A (a)	33,972	614,447
Skanska AB Class B (a)	6,762	179,303
SKF AB Class B (a)	17,991	423,418
Svenska Cellulosa AB SCA Class B (a)	8,268	94,429
Svenska Handelsbanken AB Class A (a)	40,751	526,378
Swedbank AB Class A (a)	19,085	638,888
Swedish Orphan Biovitrum AB (b)	8,209	337,968
Tele2 AB Class B	3,380	69,046
Telefonaktiebolaget LM Ericsson Class B (a)	38,205	426,316
Telia Co. AB	43,909	222,351
Volvo AB Class B (a)	87,938	2,820,108
		21,706,904
SWITZERLAND — 5.8%
ABB Ltd.	84,231	6,629,044
Avolta AG	1,929	113,452
Banque Cantonale Vaudoise (a)	10,487	1,683,558
Barry Callebaut AG	75	129,270
Belimo Holding AG	468	370,125
BKW AG	5,344	1,038,806
Chocoladefabriken Lindt & Spruengli AG (d)	68	950,333
Chocoladefabriken Lindt & Spruengli AG (d)	15	2,131,790
See accompanying notes to financial statements.

STATE STREET SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Cie Financiere Richemont SA Class A	22,615	$3,899,332
DSM-Firmenich AG	2,034	143,989
EMS-Chemie Holding AG (a)	451	349,384
Galderma Group AG	607	115,878
Geberit AG	2,618	1,735,233
Givaudan SA	706	2,358,166
Helvetia Baloise Holding AG	10,783	2,756,304
Julius Baer Group Ltd.	3,631	262,807
Kuehne & Nagel International AG (a)	5,845	1,311,497
Logitech International SA	8,697	783,168
Lonza Group AG	548	344,260
Partners Group Holding AG (a)	1,270	1,337,408
Sandoz Group AG	4,197	322,473
Schindler Holding AG (d)	2,816	912,559
Schindler Holding AG (d)	8,077	2,502,860
SGS SA	8,695	910,024
Sika AG	7,227	1,168,300
Sonova Holding AG	2,530	563,587
Straumann Holding AG (a)	5,773	589,118
Swatch Group AG Class BR, Bearer Shares (a)	929	200,587
Swiss Life Holding AG	321	345,468
Swiss Prime Site AG (a)	22,063	3,706,683
Swisscom AG	6,186	5,134,792
UBS Group AG	70,404	2,692,446
VAT Group AG (c)	1,347	810,999
Zurich Insurance Group AG	14,475	10,112,955
		58,416,655
UNITED KINGDOM — 10.4%
3i Group PLC	58,504	1,880,897
Admiral Group PLC	27,256	1,132,188
Associated British Foods PLC	6,570	162,577
AstraZeneca PLC	102,004	19,759,901
Autotrader Group PLC (c)	56,518	349,920
Aviva PLC	41,645	329,723
BAE Systems PLC	252,315	7,320,007
Barclays PLC	430,713	2,212,002
Barratt Redrow PLC	35,888	123,188
British American Tobacco PLC	150,697	8,686,227
BT Group PLC	250,250	694,659
Bunzl PLC	22,684	674,846
Centrica PLC	312,382	875,368
CK Hutchison Holdings Ltd.	166,000	1,261,907
Coca-Cola Europacific Partners PLC	14,740	1,336,476
Compass Group PLC	159,424	4,383,344
Diageo PLC	113,855	2,095,961
Entain PLC	12,907	95,485
Halma PLC	17,869	895,897
HSBC Holdings PLC	441,035	7,104,734
Imperial Brands PLC	58,942	2,376,107
Informa PLC	14,089	138,861
International Consolidated Airlines Group SA Class DI	20,740	96,064
Security Description	Shares	Value
Intertek Group PLC	9,083	$436,948
J Sainsbury PLC	80,594	360,287
JD Sports Fashion PLC	76,740	71,506
Kingfisher PLC	65,944	246,793
Land Securities Group PLC REIT	18,575	135,456
Legal & General Group PLC	98,090	318,592
Lloyds Banking Group PLC	1,540,846	1,876,268
London Stock Exchange Group PLC	12,919	1,510,096
M&G PLC	21,789	78,154
Marks & Spencer Group PLC	41,747	186,736
Melrose Industries PLC	10,529	69,812
National Grid PLC	181,552	3,039,342
NatWest Group PLC	218,434	1,593,486
Next PLC	9,134	1,526,704
Pearson PLC	94,663	1,235,338
Reckitt Benckiser Group PLC	41,072	2,755,743
RELX PLC	129,388	4,224,647
Rentokil Initial PLC	31,393	193,328
Rolls-Royce Holdings PLC	22,291	332,753
Sage Group PLC	87,170	963,060
Schroders PLC	43,234	327,538
Segro PLC REIT	16,061	136,354
Severn Trent PLC	2,254	91,846
Smith & Nephew PLC	14,953	233,664
Smiths Group PLC	17,549	527,634
Spirax Group PLC	3,465	305,000
SSE PLC	17,921	613,261
Standard Chartered PLC	50,539	1,036,341
Standard Life PLC	7,980	71,400
Tesco PLC	411,104	2,564,782
Unilever PLC	192,613	10,665,402
United Utilities Group PLC	6,482	112,404
Vodafone Group PLC	1,067,097	1,594,335
Whitbread PLC	3,012	91,195
Wise PLC Class A (b)	38,770	461,668
		103,974,212
UNITED STATES — 12.0%
Aegon Ltd.	27,045	194,072
Alcon AG	6,622	488,358
AP Moller - Maersk AS Class A	307	744,612
AP Moller - Maersk AS Class B	418	1,034,784
BP PLC	851,144	6,805,129
Buzzi SpA (a)	3,859	191,548
Experian PLC	47,192	1,616,789
Ferrovial SE	1,796	114,683
GSK PLC	355,687	9,681,072
Haleon PLC	563,955	2,779,902
Holcim AG	35,656	2,880,701
InterContinental Hotels Group PLC	350	45,640
Nestle SA	176,760	17,250,351
Novartis AG	154,045	23,169,534
Qiagen NV	39,668	1,588,036
Roche Holding AG	45,990	18,011,391
See accompanying notes to financial statements.

STATE STREET SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Roche Holding AG Class BR, Bearer Shares	4,478	$1,823,411
Sanofi SA	48,318	4,605,187
Schneider Electric SE	23,420	6,182,154
Shell PLC	332,901	15,729,238
Spotify Technology SA (b)	265	128,501
Stellantis NV (a)	272,511	1,902,448
Sunbelt Rentals Holdings, Inc.	20,291	1,270,992
Swiss Re AG (a)	10,051	1,653,590
Tenaris SA	9,102	267,427
		120,159,550
TOTAL COMMON STOCKS (Cost $811,613,533)		993,708,972
RIGHTS — 0.0% *
ITALY — 0.0% *
Telecom Italia SpA (expiring 04/30/26) (b)	363,778	7
SINGAPORE — 0.0% *
CapitaLand Ascendas REIT (expiring 04/15/26) (b)	1,772	165
TOTAL RIGHTS (Cost $0)		172
SHORT-TERM INVESTMENTS — 3.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.64% (e) (f)	57,798	57,798
State Street Navigator Securities Lending Portfolio II (g) (h)	36,305,748	36,305,748
TOTAL SHORT-TERM INVESTMENTS (Cost $36,363,546)		36,363,546
TOTAL INVESTMENTS — 102.6% (Cost $847,977,079)		1,030,072,690
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.6)%		(26,411,746)
NET ASSETS — 100.0%		$1,003,660,944

(a)	All or a portion of the shares of the security are on loan at March 31, 2026.
(b)	Non-income producing security.
(c)
Securities purchased pursuant to Rule 144A of the
Securities Act of 1933, as amended. These securities,
which represent 0.9% of net assets as of March 31, 2026,
may be resold in transactions exempt from registration,
normally to qualified institutional buyers.

(d)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(e)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended March 31, 2026
are shown in the Affiliate Table below.

(f)	The rate shown is the annualized seven-day yield at March 31, 2026.
(g)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2026 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.

*	Amount is less than 0.05% of net assets.

Abbreviations:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$993,696,147	$12,825	$—	$993,708,972
Rights	—	172	—	172
Short-Term Investments	36,363,546	—	—	36,363,546
TOTAL INVESTMENTS	$1,030,059,693	$12,997	$—	$1,030,072,690
See accompanying notes to financial statements.

STATE STREET SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Sector Breakdown as of March 31, 2026

% of Net Assets
Financials	20.2%
Industrials	15.6
Health Care	14.0
Consumer Staples	9.7
Information Technology	8.1
Consumer Discretionary	8.0
Energy	6.6
Materials	5.5
Communication Services	5.0
Utilities	4.7
Real Estate	1.6
Short-Term Investments	3.6
Liabilities in Excess of Other Assets	(2.6)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/25	Value at 9/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/26	Value at 3/31/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,629	$2,629	$16,377,002	$16,321,833	$—	$—	57,798	$57,798	$11,356
State Street Navigator Securities Lending Portfolio II	30,223,860	30,223,860	132,528,889	126,447,001	—	—	36,305,748	36,305,748	52,507
Total		$30,226,489	$148,905,891	$142,768,834	$—	$—		$36,363,546	$63,863
See accompanying notes to financial statements.

STATE STREET SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.3%
AUSTRALIA — 0.5%
Anglogold Ashanti PLC	7,451	$714,913
BRAZIL — 4.3%
Ambev SA	73,926	215,891
Axia Energia	17,567	197,000
B3 SA - Brasil Bolsa Balcao	78,961	278,226
Banco Bradesco SA	24,928	79,769
Banco Bradesco SA Preference Shares	77,143	283,195
Banco BTG Pactual SA	18,422	198,580
Banco do Brasil SA	26,909	118,520
BB Seguridade Participacoes SA	10,936	72,900
Caixa Seguridade Participacoes SA	9,342	32,828
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	7,742	234,605
Cia Energetica de Minas Gerais Preference Shares	28,328	68,407
Cia Paranaense de Energia - Copel	29,126	86,063
CPFL Energia SA	3,541	33,064
Embraer SA	11,042	162,714
Energisa SA	4,211	42,304
Engie Brasil Energia SA	4,559	28,662
Equatorial SA	18,515	144,555
Gerdau SA Preference Shares	20,972	76,306
Itau Unibanco Holding SA Preference Shares	81,173	675,878
Itausa SA Preference Shares	92,153	246,708
Klabin SA	13,086	48,891
Localiza Rent a Car SA	14,397	129,525
MBRF Global Foods Co. SA	7,933	32,875
Motiva Infraestrutura de Mobilidade SA	15,724	47,606
NU Holdings Ltd. Class A (a)	50,268	722,351
Porto Seguro SA	2,948	28,515
Raia Drogasil SA	20,511	92,422
Rede D'Or Sao Luiz SA (b)	12,465	93,023
Rumo SA	20,296	63,158
StoneCo Ltd. Class A (a)	2,917	41,188
Suzano SA	10,596	105,312
Telefonica Brasil SA	12,691	100,202
TIM SA	13,305	69,965
TOTVS SA	8,659	57,937
Ultrapar Participacoes SA	11,334	62,335
Vale SA	53,710	848,342
Vibra Energia SA	16,835	101,940
WEG SA	25,713	251,174
XP, Inc. Class A	5,662	107,805
		6,280,741
CHILE — 0.6%
Banco de Chile	710,612	127,950
Banco de Credito e Inversiones SA	1,365	87,715
Security Description	Shares	Value
Banco Santander Chile	1,031,056	$84,696
Cencosud SA	19,961	54,061
Empresas CMPC SA	17,582	23,726
Empresas Copec SA	6,098	41,798
Enel Chile SA	432,492	33,114
Falabella SA	9,708	58,952
Latam Airlines Group SA	4,005,620	97,855
Plaza SA	11,511	48,598
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares (a)	2,182	175,152
		833,617
CHINA — 25.1%
360 Security Technology, Inc. Class A	6,700	10,380
37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	1,700	5,270
3SBio, Inc. (b)	30,000	86,630
AAC Technologies Holdings, Inc.	14,500	61,217
Advanced Micro-Fabrication Equipment, Inc. China Class A	360	15,970
AECC Aviation Power Co. Ltd. Class A	2,152	14,975
Agricultural Bank of China Ltd. Class A	77,300	74,987
Agricultural Bank of China Ltd. Class H	419,000	297,675
Aier Eye Hospital Group Co. Ltd. Class A	6,980	9,611
Air China Ltd. Class A (a)	10,700	10,426
Airtac International Group	2,092	64,978
Akeso, Inc. (a) (b)	9,000	149,460
Alibaba Group Holding Ltd.	241,800	3,670,085
Alibaba Group Holding Ltd. ADR (c)	2,158	270,743
Alibaba Health Information Technology Ltd. (a) (c)	82,000	48,739
Anhui Conch Cement Co. Ltd. Class A	3,600	12,072
Anhui Conch Cement Co. Ltd. Class H	18,500	50,024
Anhui Gujing Distillery Co. Ltd. Class A	274	4,080
Anhui Jianghuai Automobile Group Corp. Ltd. Class A (a)	2,400	16,054
Anker Innovations Technology Co. Ltd. Class A	400	6,266
ANTA Sports Products Ltd.	19,695	190,162
Avary Holding Shenzhen Co. Ltd. Class A	2,500	18,884
AviChina Industry & Technology Co. Ltd. Class H (c)	37,000	15,668
BAIC BluePark New Energy Technology Co. Ltd. Class A (a)	4,200	4,348
Baidu, Inc. Class A (a)	33,862	456,521
Bank of Beijing Co. Ltd. Class A	20,000	15,956
See accompanying notes to financial statements.

STATE STREET SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Bank of Changsha Co. Ltd. Class A	7,700	$10,736
Bank of Chengdu Co. Ltd. Class A	3,500	8,676
Bank of China Ltd. Class A	32,662	27,759
Bank of China Ltd. Class H	1,052,509	667,198
Bank of Communications Co. Ltd. Class A	50,400	51,081
Bank of Communications Co. Ltd. Class H	137,000	123,017
Bank of Hangzhou Co. Ltd. Class A	5,178	12,558
Bank of Jiangsu Co. Ltd. Class A	17,200	27,194
Bank of Nanjing Co. Ltd. Class A	10,000	16,491
Bank of Ningbo Co. Ltd. Class A	6,400	28,216
Bank of Shanghai Co. Ltd. Class A	13,400	19,227
Beijing Enlight Media Co. Ltd. Class A	3,000	6,680
Beijing Kingsoft Office Software, Inc. Class A	267	9,029
Beijing New Building Materials PLC Class A	1,304	4,924
Beijing Tong Ren Tang Co. Ltd. Class A	1,022	4,111
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. Class A (a)	700	4,029
Beijing-Shanghai High Speed Railway Co. Ltd. Class A	45,200	33,114
Bilibili, Inc. Class Z (a) (c)	3,555	77,401
BOC Aviation Ltd. (b)	3,300	32,515
BOE Technology Group Co. Ltd. Class A	34,500	19,531
Bosideng International Holdings Ltd.	70,000	35,713
BYD Co. Ltd. Class A	5,000	76,194
BYD Co. Ltd. Class H	54,506	735,534
BYD Electronic International Co. Ltd. (c)	13,500	47,524
C&D International Investment Group Ltd.	8,733	14,046
Caitong Securities Co. Ltd. Class A	3,910	4,314
Cambricon Technologies Corp. Ltd. Class A (a)	241	34,300
Capital Securities Co. Ltd. Class A	3,700	8,689
CGN Power Co. Ltd. Class H (b)	167,000	74,978
Changchun High-Tech Industry Group Co. Ltd. Class A	274	3,407
Changjiang Securities Co. Ltd. Class A	4,896	4,863
Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	500	8,833
Chaozhou Three-Circle Group Co. Ltd. Class A	1,000	7,652
Chifeng Jilong Gold Mining Co. Ltd. Class A	3,200	19,992
China CITIC Bank Corp. Ltd. Class A	18,300	21,992
Security Description	Shares	Value
China CITIC Bank Corp. Ltd. Class H	130,000	$130,992
China CITIC Financial Asset Management Co. Ltd. Class H (a) (b) (c)	213,000	21,462
China Construction Bank Corp. Class A	19,244	26,888
China Construction Bank Corp. Class H	1,460,340	1,562,747
China CSSC Holdings Ltd. Class A	9,200	41,080
China Eastern Airlines Corp. Ltd. Class A (a)	16,300	10,030
China Energy Engineering Corp. Ltd. Class A	30,500	12,806
China Everbright Bank Co. Ltd. Class A	43,000	19,985
China Feihe Ltd. (b) (c)	60,000	26,632
China Galaxy Securities Co. Ltd. Class A	6,800	12,543
China Galaxy Securities Co. Ltd. Class H	54,000	54,412
China Gold International Resources Corp. Ltd.	3,300	63,641
China Greatwall Technology Group Co. Ltd. Class A (a)	2,500	5,325
China Hongqiao Group Ltd.	46,500	206,161
China International Capital Corp. Ltd. Class A	2,900	13,600
China International Capital Corp. Ltd. Class H (b)	25,600	56,064
China Jushi Co. Ltd. Class A	3,800	13,375
China Life Insurance Co. Ltd. Class A	2,152	11,323
China Life Insurance Co. Ltd. Class H	113,000	354,557
China Literature Ltd. (a) (b) (c)	6,400	20,750
China Longyuan Power Group Corp. Ltd. Class H	37,000	33,648
China Mengniu Dairy Co. Ltd.	44,000	96,528
China Merchants Bank Co. Ltd. Class A	19,700	112,153
China Merchants Bank Co. Ltd. Class H	60,500	380,276
China Merchants Energy Shipping Co. Ltd. Class A	7,400	17,528
China Merchants Expressway Network & Technology Holdings Co. Ltd. Class A	5,800	8,280
China Merchants Port Holdings Co. Ltd.	13,989	26,122
China Merchants Securities Co. Ltd. Class A	6,892	15,407
China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	8,196	9,980
China Minsheng Banking Corp. Ltd. Class A	33,500	18,383
China Minsheng Banking Corp. Ltd. Class H	103,300	48,355
See accompanying notes to financial statements.

STATE STREET SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
China National Building Material Co. Ltd. Class H	56,554	$34,335
China National Chemical Engineering Co. Ltd. Class A	6,000	7,636
China National Nuclear Power Co. Ltd. Class A	17,600	23,062
China National Software & Service Co. Ltd. Class A (a)	600	3,150
China Nonferrous Mining Corp. Ltd.	25,000	36,638
China Northern Rare Earth Group High-Tech Co. Ltd. Class A	3,400	23,472
China Oilfield Services Ltd. Class H	20,000	23,035
China Overseas Land & Investment Ltd.	56,000	82,498
China Pacific Insurance Group Co. Ltd. Class A	6,500	34,906
China Pacific Insurance Group Co. Ltd. Class H	40,400	164,275
China Railway Group Ltd. Class A	18,870	14,835
China Railway Group Ltd. Class H	66,000	34,009
China Railway Signal & Communication Corp. Ltd. Class A	6,055	4,980
China Resources Beer Holdings Co. Ltd.	22,000	71,947
China Resources Gas Group Ltd.	14,200	34,467
China Resources Land Ltd.	50,500	184,475
China Resources Microelectronics Ltd. Class A	1,048	6,758
China Resources Mixc Lifestyle Services Ltd. (b)	12,400	74,398
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	1,368	5,534
China Ruyi Holdings Ltd. (a) (c)	136,000	26,540
China Southern Airlines Co. Ltd. Class A (a)	10,400	8,508
China State Construction Engineering Corp. Ltd. Class A	38,400	27,855
China State Construction International Holdings Ltd. (c)	12,000	12,750
China Taiping Insurance Holdings Co. Ltd.	21,830	57,024
China Three Gorges Renewables Group Co. Ltd. Class A	27,000	16,653
China Tourism Group Duty Free Corp. Ltd. Class A	1,000	10,190
China Tower Corp. Ltd. Class H (b)	67,600	92,085
China United Network Communications Ltd. Class A	29,446	18,972
China Vanke Co. Ltd. Class A (a)	8,400	4,853
China XD Electric Co. Ltd. Class A	3,600	7,928
China Yangtze Power Co. Ltd. Class A	23,200	90,829
China Zheshang Bank Co. Ltd. Class A	20,300	8,818
Security Description	Shares	Value
Chongqing Changan Automobile Co. Ltd. Class A	7,640	$11,062
Chongqing Rural Commercial Bank Co. Ltd. Class A	9,200	9,391
Chongqing Rural Commercial Bank Co. Ltd. Class H	35,000	30,312
Chongqing Zhifei Biological Products Co. Ltd. Class A (a)	2,500	5,415
Chow Tai Fook Jewellery Group Ltd. (c)	33,200	46,072
Citic Pacific Special Steel Group Co. Ltd. Class A	6,700	15,851
CITIC Securities Co. Ltd. Class A	11,200	38,984
CITIC Securities Co. Ltd. Class H	21,750	65,970
CMOC Group Ltd. Class A	16,128	40,047
CMOC Group Ltd. Class H	72,000	147,853
CNPC Capital Co. Ltd. Class A	7,600	11,224
Contemporary Amperex Technology Co. Ltd. Class A	4,080	237,297
Contemporary Amperex Technology Co. Ltd. Class H (c)	1,400	109,551
COSCO SHIPPING Energy Transportation Co. Ltd. Class A	3,300	10,512
COSCO SHIPPING Holdings Co. Ltd. Class A	11,200	24,340
COSCO SHIPPING Holdings Co. Ltd. Class H (c)	37,850	71,932
CRRC Corp. Ltd. Class A	22,300	20,470
CRRC Corp. Ltd. Class H	68,000	43,973
CSC Financial Co. Ltd. Class A	3,900	12,112
CSPC Innovation Pharmaceutical Co. Ltd. Class A	2,600	11,956
CSPC Pharmaceutical Group Ltd.	130,640	151,632
Daqin Railway Co. Ltd. Class A	17,100	13,271
Dongfang Electric Corp. Ltd. Class A	2,000	10,150
East Money Information Co. Ltd. Class A	14,416	39,428
Eastroc Beverage Group Co. Ltd. Class A	300	8,916
Empyrean Technology Co. Ltd. Class A	300	3,524
ENN Energy Holdings Ltd.	12,600	101,810
ENN Natural Gas Co. Ltd. Class A	2,700	8,671
Eoptolink Technology, Inc. Ltd. Class A	1,000	64,117
Eve Energy Co. Ltd. Class A	1,000	9,010
Everbright Securities Co. Ltd. Class A	3,600	7,944
Far East Horizon Ltd.	31,000	27,836
Focus Media Information Technology Co. Ltd. Class A	13,600	12,898
Foshan Haitian Flavouring & Food Co. Ltd. Class A	3,888	23,080
Founder Securities Co. Ltd. Class A	7,700	7,570
Foxconn Industrial Internet Co. Ltd. Class A	12,600	93,879
See accompanying notes to financial statements.

STATE STREET SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Fuyao Glass Industry Group Co. Ltd. Class A	1,596	$13,172
Fuyao Glass Industry Group Co. Ltd. Class H (b)	11,200	83,784
Ganfeng Lithium Group Co. Ltd. Class A	1,232	13,981
Ganfeng Lithium Group Co. Ltd. Class H (b) (c)	6,200	57,530
GCL Technology Holdings Ltd. (a) (c)	337,000	36,966
GDS Holdings Ltd. Class A (a) (c)	16,500	81,319
Geely Automobile Holdings Ltd.	100,000	266,830
Genscript Biotech Corp. (a)	12,000	16,760
GF Securities Co. Ltd. Class A	5,178	13,465
GF Securities Co. Ltd. Class H	19,400	35,632
Giant Biogene Holding Co. Ltd. (b) (c)	6,800	23,851
Giant Network Group Co. Ltd. Class A	2,500	11,416
GigaDevice Semiconductor, Inc. Class A	400	13,790
GoerTek, Inc. Class A	2,808	9,091
Goldwind Science & Technology Co. Ltd. Class A	2,739	10,430
Goneo Group Co. Ltd. Class A	560	3,393
Gotion High-tech Co. Ltd. Class A	1,596	8,250
Great Wall Motor Co. Ltd. Class H	35,713	56,210
Gree Electric Appliances, Inc. of Zhuhai Class A	2,900	15,880
Guangdong Haid Group Co. Ltd. Class A	1,304	9,404
Guangdong Investment Ltd.	52,801	52,665
Guangzhou Automobile Group Co. Ltd. Class A	4,322	4,499
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	3,100	10,260
Guangzhou Tinci Materials Technology Co. Ltd. Class A	1,000	6,660
Guosen Securities Co. Ltd. Class A	5,552	9,011
Guotai Haitong Securities Co. Ltd.	12,324	29,602
Guotai Haitong Securities Co. Ltd. Class H (b)	29,000	49,491
H World Group Ltd. ADR	3,124	157,106
Haidilao International Holding Ltd. (b) (c)	28,000	50,963
Haier Smart Home Co. Ltd. Class A	5,400	16,716
Haier Smart Home Co. Ltd. Class H	38,800	102,540
Hainan Airlines Holding Co. Ltd. Class A (a)	40,400	8,482
Hainan Airport Infrastructure Co. Ltd. Class A	10,300	5,399
Haitian International Holdings Ltd.	7,000	17,964
Hangzhou First Applied Material Co. Ltd. Class A	2,696	6,851
Security Description	Shares	Value
Hangzhou Silan Microelectronics Co. Ltd. Class A	1,304	$4,818
Hangzhou Tigermed Consulting Co. Ltd. Class A	200	1,559
Hansoh Pharmaceutical Group Co. Ltd. (b) (c)	22,000	99,559
Henan Shuanghui Investment & Development Co. Ltd. Class A	2,800	11,513
Hengan International Group Co. Ltd.	12,000	42,091
Hengli Petrochemical Co. Ltd. Class A	7,266	22,776
Hengtong Optic-electric Co. Ltd. Class A	1,870	14,258
Hgtech Co. Ltd. Class A	2,400	35,965
Hithink RoyalFlush Information Network Co. Ltd. Class A	300	12,966
Horizon Robotics (a) (c)	65,400	55,222
Hoshine Silicon Industry Co. Ltd. Class A	500	2,929
Hua Hong Semiconductor Ltd. Class H (a) (b)	10,000	99,041
Huadong Medicine Co. Ltd. Class A	1,596	8,162
Huaneng Power International, Inc. Class A	8,196	8,330
Huaneng Power International, Inc. Class H	66,000	49,667
Huaqin Technology Co. Ltd. Class A	500	5,801
Huatai Securities Co. Ltd. Class A	6,300	16,236
Huatai Securities Co. Ltd. Class H (b) (c)	20,200	38,157
Huaxia Bank Co. Ltd. Class A	12,800	13,566
Huayu Automotive Systems Co. Ltd. Class A	2,500	6,953
Huizhou Desay Sv Automotive Co. Ltd. Class A	400	6,016
Hunan Valin Steel Co. Ltd. Class A	14,440	10,600
Hundsun Technologies, Inc. Class A	1,596	5,899
Hwatsing Technology Co. Ltd. Class A	430	10,833
Hygon Information Technology Co. Ltd. Class A	1,748	53,214
IEIT Systems Co. Ltd. Class A	1,300	10,556
Iflytek Co. Ltd. Class A	1,778	11,896
Imeik Technology Development Co. Ltd. Class A	200	3,395
Industrial & Commercial Bank of China Ltd. Class A	57,100	63,162
Industrial & Commercial Bank of China Ltd. Class H	985,857	862,603
Industrial Bank Co. Ltd. Class A	18,000	49,048
Industrial Securities Co. Ltd. Class A	7,500	6,374
Inner Mongolia BaoTou Steel Union Co. Ltd. Class A	42,198	15,335
See accompanying notes to financial statements.

STATE STREET SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	7,530	$6,007
Inner Mongolia Yili Industrial Group Co. Ltd. Class A	6,200	23,654
Innovent Biologics, Inc. (a) (b)	22,500	243,648
Isoftstone Information Technology Group Co. Ltd. Class A	600	3,206
J&T Global Express Ltd. (a)	36,000	46,422
JA Solar Technology Co. Ltd. Class A (a)	2,676	4,223
JCET Group Co. Ltd. Class A	1,596	8,954
JD Health International, Inc. (a) (b)	17,300	103,841
JD Logistics, Inc. (a) (b)	31,100	54,146
JD.com, Inc. Class A	35,434	511,611
Jiangsu Eastern Shenghong Co. Ltd. Class A (a)	6,400	9,869
Jiangsu Expressway Co. Ltd. Class H (c)	14,000	18,017
Jiangsu Hengli Hydraulic Co. Ltd. Class A	900	12,510
Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A	6,192	49,506
Jiangsu Hoperun Software Co. Ltd. Class A	500	2,807
Jiangsu King's Luck Brewery JSC Ltd. Class A	800	3,069
Jiangsu Yanghe Distillery Co. Ltd. Class A	1,000	7,346
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	1,800	8,835
Jiangsu Zhongtian Technology Co. Ltd. Class A	2,800	12,199
Jiangxi Copper Co. Ltd. Class A	1,600	9,961
Jiangxi Copper Co. Ltd. Class H	19,000	82,638
Jinko Solar Co. Ltd. Class A (a)	9,388	8,849
Kanzhun Ltd. ADR	5,209	69,748
KE Holdings, Inc. Class A	31,445	152,007
Kingdee International Software Group Co. Ltd. (a)	42,000	45,910
Kingsoft Corp. Ltd. (c)	14,400	41,289
Kuaishou Technology (b)	37,100	213,509
Kuang-Chi Technologies Co. Ltd. Class A (a)	2,400	13,337
Kunlun Tech Co. Ltd. Class A (a)	800	5,676
Kweichow Moutai Co. Ltd. Class A	1,100	230,935
LB Group Co. Ltd. Class A	1,870	4,714
Lenovo Group Ltd. (c)	131,880	153,912
Lens Technology Co. Ltd. Class A	4,300	17,420
Li Auto, Inc. Class A (a) (c)	19,604	169,280
Li Ning Co. Ltd.	35,000	95,533
Lingyi iTech Guangdong Co. Class A	6,600	12,260
Longfor Group Holdings Ltd. (b) (c)	33,378	32,143
LONGi Green Energy Technology Co. Ltd. Class A (a)	6,964	17,686
Security Description	Shares	Value
Loongson Technology Corp. Ltd. Class A (a)	385	$7,277
Luxshare Precision Industry Co. Ltd. Class A	6,827	48,692
Luzhou Laojiao Co. Ltd. Class A	1,200	18,188
Mango Excellent Media Co. Ltd. Class A	1,000	2,983
Maxscend Microelectronics Co. Ltd. Class A	288	3,325
Meitu, Inc. (b) (c)	52,500	28,727
Meituan Class B (a) (b)	74,259	785,667
Metallurgical Corp. of China Ltd. Class A	16,800	7,297
Midea Group Co. Ltd. Class A	2,808	31,041
Midea Group Co. Ltd. Class H	6,400	68,406
MINISO Group Holding Ltd. (c)	8,200	32,172
MMG Ltd. (a)	76,000	69,988
Montage Technology Co. Ltd. Class A	903	16,379
Muyuan Foods Co. Ltd. Class A	4,784	28,891
NARI Technology Co. Ltd. Class A	7,390	27,809
National Silicon Industry Group Co. Ltd. Class A (a)	2,167	5,302
NAURA Technology Group Co. Ltd. Class A	469	30,354
NetEase Cloud Music, Inc. (a) (b) (c)	1,500	24,680
NetEase, Inc.	26,330	572,596
New China Life Insurance Co. Ltd. Class A	1,600	14,254
New China Life Insurance Co. Ltd. Class H	14,300	84,412
New Hope Liuhe Co. Ltd. Class A	4,048	4,806
New Oriental Education & Technology Group, Inc.	20,100	111,778
Nexchip Semiconductor Corp. Class A	2,824	10,786
Ningbo Deye Technology Co. Ltd. Class A	560	10,659
Ningbo Orient Wires & Cables Co. Ltd. Class A	300	2,630
Ningbo Sanxing Medical Electric Co. Ltd. Class A	900	3,417
Ningbo Tuopu Group Co. Ltd. Class A	2,400	19,737
Ningxia Baofeng Energy Group Co. Ltd. Class A	6,900	29,032
NIO, Inc. Class A (a)	26,542	148,482
Nongfu Spring Co. Ltd. Class H (b)	32,200	192,702
OFILM Group Co. Ltd. Class A (a)	2,400	3,002
OmniVision Integrated Circuits Group, Inc.	720	9,899
Orient Securities Co. Ltd. Class A	6,892	9,021
PDD Holdings, Inc. ADR (a)	10,826	1,106,201
People's Insurance Co. Group of China Ltd. Class A	9,300	9,789
People's Insurance Co. Group of China Ltd. Class H	133,000	91,605
See accompanying notes to financial statements.

STATE STREET SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Pharmaron Beijing Co. Ltd. Class A	750	$3,038
PICC Property & Casualty Co. Ltd. Class H	116,000	210,984
Ping An Bank Co. Ltd. Class A	17,092	27,420
Ping An Insurance Group Co. of China Ltd. Class A	9,610	79,004
Ping An Insurance Group Co. of China Ltd. Class H (c)	100,500	762,063
Piotech, Inc. Class A	60	3,214
Poly Developments & Holdings Group Co. Ltd. Class A	11,040	9,303
Pop Mart International Group Ltd. (b) (c)	8,200	150,190
Postal Savings Bank of China Co. Ltd. Class A	27,300	20,277
Postal Savings Bank of China Co. Ltd. Class H (b)	138,000	86,424
Power Construction Corp. of China Ltd. Class A	15,754	13,093
Qinghai Salt Lake Industry Co. Ltd. Class A (a)	4,700	25,178
Range Intelligent Computing Technology Group Co. Ltd. Class A	900	10,529
Remegen Co. Ltd. Class H (a) (b) (c)	3,500	42,767
Rockchip Electronics Co. Ltd. Class A	200	4,408
Rongsheng Petrochemical Co. Ltd. Class A	9,000	15,637
SAIC Motor Corp. Ltd. Class A	7,200	15,210
Sailun Group Co. Ltd. Class A	3,100	5,777
Sanan Optoelectronics Co. Ltd. Class A	3,322	5,613
Sany Heavy Industry Co. Ltd. Class A	7,730	21,511
Satellite Chemical Co. Ltd. Class A	3,200	12,797
SDIC Capital Co. Ltd. Class A	5,544	5,563
SDIC Power Holdings Co. Ltd. Class A	6,900	14,146
Seres Group Co. Ltd. Class A	2,400	31,562
SF Holding Co. Ltd. Class A	4,200	23,132
SG Micro Corp. Class A	390	3,819
Shandong Gold Mining Co. Ltd. Class A	3,400	19,814
Shandong Gold Mining Co. Ltd. Class H (b)	16,500	68,061
Shandong Himile Mechanical Science & Technology Co. Ltd. Class A	500	5,732
Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	1,688	8,847
Shandong Nanshan Aluminum Co. Ltd. Class A	10,700	9,497
Shandong Sun Paper Industry JSC Ltd. Class A	5,270	11,316
Security Description	Shares	Value
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	39,600	$18,941
Shanghai Baosight Software Co. Ltd. Class A	2,411	8,029
Shanghai BOCHU Electronic Technology Corp. Ltd. Class A	355	6,654
Shanghai Electric Group Co. Ltd. Class A (a)	8,800	10,142
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	1,600	6,169
Shanghai International Airport Co. Ltd. Class A	800	3,199
Shanghai Pharmaceuticals Holding Co. Ltd. Class A	2,152	5,312
Shanghai Pudong Development Bank Co. Ltd. Class A	27,400	40,386
Shanghai Putailai New Energy Technology Group Co. Ltd.	100	463
Shanghai RAAS Blood Products Co. Ltd. Class A	5,736	4,833
Shanghai Rural Commercial Bank Co. Ltd. Class A	9,400	12,399
Shanghai United Imaging Healthcare Co. Ltd. Class A	477	7,735
Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	1,300	6,409
Shanjin International Gold Co. Ltd. Class A	2,100	9,024
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	840	17,399
Sharetronic Data Technology Co. Ltd. Class A	500	15,153
Shengyi Technology Co. Ltd. Class A	2,600	20,392
Shennan Circuits Co. Ltd. Class A	390	12,395
Shenwan Hongyuan Group Co. Ltd. Class A	21,000	14,230
Shenzhen Envicool Technology Co. Ltd. Class A	1,300	15,877
Shenzhen Inovance Technology Co. Ltd. Class A	900	8,731
Shenzhen Longsys Electronics Co. Ltd. Class A (a)	500	21,507
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	800	19,072
Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A	500	3,552
Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	1,700	15,091
Shenzhen Transsion Holdings Co. Ltd. Class A	895	7,108
Shenzhou International Group Holdings Ltd.	13,143	78,420
Sichuan Changhong Electric Co. Ltd. Class A	4,096	5,142
See accompanying notes to financial statements.

STATE STREET SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Sichuan Chuantou Energy Co. Ltd. Class A	4,330	$9,335
Sichuan Kelun Pharmaceutical Co. Ltd. Class A	1,304	6,550
Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd. Class H (a)	900	52,805
Sichuan Road & Bridge Group Co. Ltd. Class A	5,800	8,456
Sino Biopharmaceutical Ltd.	164,250	123,394
Sinopharm Group Co. Ltd. Class H	17,600	45,346
Sinotruk Hong Kong Ltd.	12,500	61,829
Smoore International Holdings Ltd. (b) (c)	30,000	33,979
SooChow Securities Co. Ltd. Class A	3,012	3,419
Spring Airlines Co. Ltd. Class A	748	5,003
Sungrow Power Supply Co. Ltd. Class A	2,140	46,712
Sunny Optical Technology Group Co. Ltd.	10,900	74,310
Sunwoda Electronic Co. Ltd. Class A	1,000	3,650
SUPCON Technology Co. Ltd. Class A	1,372	12,803
Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	1,304	19,503
Suzhou TFC Optical Communication Co. Ltd. Class A	420	18,340
TAL Education Group ADR (a)	6,391	72,666
TCL Technology Group Corp. Class A	17,466	10,798
TCL Zhonghuan Renewable Energy Technology Co. Ltd. Class A (a)	3,600	4,576
Tencent Holdings Ltd.	95,995	5,926,071
Tencent Music Entertainment Group ADR	8,819	81,840
Tianfeng Securities Co. Ltd. Class A (a)	7,300	3,911
Tianqi Lithium Corp. Class A (a)	1,000	8,033
Tianshan Aluminum Group Co. Ltd. Class A	3,900	10,045
Tingyi Cayman Islands Holding Corp.	34,000	56,289
Tongcheng Travel Holdings Ltd.	17,600	40,407
TongFu Microelectronics Co. Ltd. Class A	1,000	5,984
Tongling Nonferrous Metals Group Co. Ltd. Class A	11,596	9,755
Tongwei Co. Ltd. Class A (a)	2,800	6,697
Trina Solar Co. Ltd. Class A (a)	1,392	3,321
Trip.com Group Ltd. (a)	9,440	458,503
Tsingtao Brewery Co. Ltd. Class A	500	4,478
Tsingtao Brewery Co. Ltd. Class H	10,000	61,835
UBTech Robotics Corp. Ltd. Class H (a) (c)	2,900	31,588
Security Description	Shares	Value
Unigroup Guoxin Microelectronics Co. Ltd. Class A	548	$5,240
Unisplendour Corp. Ltd. Class A	2,344	8,451
Verisilicon Microelectronics Shanghai Co. Ltd. Class A (a)	477	13,972
Victory Giant Technology Huizhou Co. Ltd. Class A	500	18,171
Vipshop Holdings Ltd. ADR	4,234	66,558
Wanhua Chemical Group Co. Ltd. Class A	2,400	27,608
Want Want China Holdings Ltd.	72,000	42,336
Weichai Power Co. Ltd. Class A	5,900	20,707
Weichai Power Co. Ltd. Class H	31,000	108,023
Wens Foodstuff Group Co. Ltd. Class A	6,400	15,401
Western Mining Co. Ltd. Class A	4,614	16,701
Wingtech Technology Co. Ltd. Class A (a)	600	2,724
Wuliangye Yibin Co. Ltd. Class A	3,542	52,960
WUS Printed Circuit Kunshan Co. Ltd. Class A	1,300	14,299
WuXi AppTec Co. Ltd. Class A	2,672	37,952
WuXi AppTec Co. Ltd. Class H (b)	6,280	94,117
Wuxi Biologics Cayman, Inc. (a) (b)	53,000	223,216
WuXi XDC Cayman, Inc. (a)	5,500	40,828
XCMG Construction Machinery Co. Ltd. Class A	10,848	15,832
Xiamen Tungsten Co. Ltd. Class A	2,600	20,938
Xiaomi Corp. Class B (a) (b)	257,000	1,041,086
Xinjiang Daqo New Energy Co. Ltd. Class A (a)	1,413	4,296
Xinyi Solar Holdings Ltd. (c)	77,968	28,939
XPeng, Inc. Class A (a) (c)	19,690	164,372
XtalPi Holdings Ltd. (a) (c)	26,000	29,879
Yadea Group Holdings Ltd. (b)	13,130	22,190
Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. Class H (b) (c)	5,500	128,377
Yealink Network Technology Corp. Ltd. Class A	800	3,792
Yonghui Superstores Co. Ltd. Class A (a)	14,600	7,969
Yonyou Network Technology Co. Ltd. Class A (a)	2,800	4,719
YTO Express Group Co. Ltd. Class A	3,300	9,628
Yum China Holdings, Inc.	5,287	259,893
Yunnan Aluminium Co. Ltd. Class A	2,808	12,603
Yunnan Baiyao Group Co. Ltd. Class A	1,000	7,943
Yutong Bus Co. Ltd. Class A	1,700	8,826
Zangge Mining Co. Ltd. Class A	1,000	11,477
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	400	8,751
Zhaojin Mining Industry Co. Ltd. Class H	28,000	113,354
See accompanying notes to financial statements.

STATE STREET SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Zhejiang China Commodities City Group Co. Ltd. Class A	4,996	$9,360
Zhejiang Chint Electrics Co. Ltd. Class A	1,688	7,980
Zhejiang Dahua Technology Co. Ltd. Class A	2,618	6,387
Zhejiang Huayou Cobalt Co. Ltd. Class A	2,450	20,833
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	900	5,357
Zhejiang Juhua Co. Ltd. Class A	2,800	13,845
Zhejiang Leapmotor Technology Co. Ltd. Class H (a) (b)	7,500	44,980
Zhejiang NHU Co. Ltd. Class A	3,056	15,287
Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	1,596	9,828
Zhejiang Wanfeng Auto Wheel Co. Ltd. Class A	1,688	3,439
Zheshang Securities Co. Ltd. Class A	3,500	4,895
Zhongji Innolight Co. Ltd. Class A	920	75,848
Zhongjin Gold Corp. Ltd. Class A	4,330	16,745
Zhongtai Securities Co. Ltd. Class A	6,400	5,625
Zhuzhou CRRC Times Electric Co. Ltd. Class A	503	3,783
Zhuzhou CRRC Times Electric Co. Ltd. Class H	7,600	35,324
Zijin Mining Group Co. Ltd. Class A	18,870	89,395
Zijin Mining Group Co. Ltd. Class H	88,000	385,664
Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A	6,200	7,720
ZTE Corp. Class A	3,800	17,848
ZTE Corp. Class H (c)	12,800	35,591
ZTO Express Cayman, Inc. (c)	6,686	160,750
		36,368,266
COLOMBIA — 0.1%
Grupo Cibest SA	3,984	92,454
Interconexion Electrica SA ESP	6,922	52,977
		145,431
CZECH REPUBLIC — 0.1%
Komercni Banka AS	1,189	60,171
Moneta Money Bank AS (b)	3,994	34,580
		94,751
EGYPT — 0.1%
Commercial International Bank - Egypt (CIB)	39,240	86,993
Eastern Co. SAE	21,107	13,477
Talaat Moustafa Group	12,905	17,617
		118,087
GREECE — 0.5%
Allwyn AG	2,892	43,618
Alpha Bank SA	33,712	123,132
Security Description	Shares	Value
Eurobank SA Class A	39,097	$153,522
Hellenic Telecommunications Organization SA	2,582	48,552
Jumbo SA	1,806	45,737
National Bank of Greece SA	13,586	207,178
Piraeus Bank SA	16,616	133,747
		755,486
HONG KONG — 0.1%
Orient Overseas International Ltd. (c)	1,500	26,613
Zijin Gold International Co. Ltd. (a)	3,300	73,280
		99,893
HUNGARY — 0.3%
OTP Bank Nyrt	3,276	346,207
Richter Gedeon Nyrt	2,183	77,117
		423,324
INDIA — 11.5%
ABB India Ltd.	825	51,680
Adani Ports & Special Economic Zone Ltd.	8,444	116,855
Alkem Laboratories Ltd.	645	36,035
Ambuja Cements Ltd.	9,629	40,735
APL Apollo Tubes Ltd.	2,821	57,610
Apollo Hospitals Enterprise Ltd.	1,571	122,882
Ashok Leyland Ltd.	45,905	74,596
Asian Paints Ltd.	5,205	118,819
Astral Ltd.	2,102	35,436
AU Small Finance Bank Ltd. (b)	5,695	50,598
Aurobindo Pharma Ltd.	4,086	56,192
Avenue Supermarts Ltd. (a) (b)	2,545	106,170
Axis Bank Ltd.	33,859	414,560
Bajaj Auto Ltd.	1,050	97,213
Bajaj Finance Ltd.	41,275	348,808
Bajaj Finserv Ltd.	5,991	103,071
Bajaj Holdings & Investment Ltd.	415	38,267
Balkrishna Industries Ltd.	1,202	26,397
Bank of Baroda	16,170	42,211
Bharat Electronics Ltd.	55,915	236,190
Bharat Forge Ltd.	3,997	70,569
Bharat Heavy Electricals Ltd.	16,367	42,363
Bharti Airtel Ltd.	38,102	716,014
Bosch Ltd.	111	33,640
Britannia Industries Ltd.	1,696	96,969
BSE Ltd.	3,111	88,018
Canara Bank	28,362	36,914
CG Power & Industrial Solutions Ltd.	9,561	66,031
Cholamandalam Investment & Finance Co. Ltd.	6,572	93,866
Cipla Ltd.	7,906	102,042
Colgate-Palmolive India Ltd.	2,121	39,999
Coromandel International Ltd.	1,819	36,626
Cummins India Ltd.	2,170	102,956
Dabur India Ltd.	8,312	35,969
Divi's Laboratories Ltd.	1,868	117,123
See accompanying notes to financial statements.

STATE STREET SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Dixon Technologies India Ltd.	513	$52,317
DLF Ltd.	11,611	61,710
Dr. Reddy's Laboratories Ltd.	7,625	100,883
Eicher Motors Ltd.	2,142	148,734
Eternal Ltd. (a)	37,398	90,285
Fortis Healthcare Ltd.	6,674	55,940
FSN E-Commerce Ventures Ltd. (a)	17,737	43,946
GE Vernova T&D India Ltd.	1,708	65,555
GMR Airports Ltd. (a)	41,268	36,874
Godrej Consumer Products Ltd.	6,398	66,429
Godrej Properties Ltd. (a)	2,352	36,484
Grasim Industries Ltd.	4,118	111,046
Havells India Ltd.	3,404	42,729
HCL Technologies Ltd.	14,564	206,002
HDFC Asset Management Co. Ltd. (b)	3,004	70,197
HDFC Bank Ltd.	169,459	1,307,004
HDFC Life Insurance Co. Ltd. (b)	15,143	94,292
Hero MotoCorp Ltd.	1,874	100,034
Hindalco Industries Ltd.	21,004	195,859
Hindustan Aeronautics Ltd.	3,064	112,651
Hindustan Petroleum Corp. Ltd.	8,050	28,466
Hindustan Unilever Ltd.	12,605	273,127
Hitachi Energy India Ltd.	171	43,693
Hyundai Motor India Ltd.	2,516	47,164
ICICI Bank Ltd.	78,637	999,785
ICICI Lombard General Insurance Co. Ltd. (b)	3,789	68,335
ICICI Prudential Life Insurance Co. Ltd. (b)	5,646	30,332
IDFC First Bank Ltd.	56,047	34,775
Indian Hotels Co. Ltd.	13,422	80,795
Indus Towers Ltd. (a)	18,560	81,824
IndusInd Bank Ltd. (a)	8,888	70,510
Info Edge India Ltd.	5,574	56,869
Infosys Ltd.	48,012	633,048
InterGlobe Aviation Ltd. (b)	2,959	123,026
ITC Ltd.	45,969	139,435
Jindal Stainless Ltd.	5,149	38,595
Jindal Steel Ltd.	5,539	65,003
Jio Financial Services Ltd.	44,463	105,053
Jubilant Foodworks Ltd.	5,675	25,973
Kalyan Jewellers India Ltd.	6,444	25,539
Kotak Mahindra Bank Ltd.	80,343	299,353
L&T Finance Ltd.	13,153	33,309
Larsen & Toubro Ltd.	9,934	367,002
Lodha Developers Ltd. (b)	4,667	33,312
LTIMindtree Ltd. (b)	1,157	48,962
Lupin Ltd.	3,567	87,019
Mahindra & Mahindra Ltd.	13,787	429,489
Mankind Pharma Ltd.	1,565	33,096
Marico Ltd.	8,099	62,842
Maruti Suzuki India Ltd.	1,921	249,237
Max Healthcare Institute Ltd.	12,158	123,351
Mphasis Ltd.	1,629	35,260
Security Description	Shares	Value
MRF Ltd.	36	$48,770
Muthoot Finance Ltd.	1,880	62,636
Nestle India Ltd.	10,291	127,465
NHPC Ltd.	47,104	36,611
NMDC Ltd.	48,097	38,676
Oberoi Realty Ltd.	1,984	29,682
One 97 Communications Ltd. (a)	5,253	53,112
Oracle Financial Services Software Ltd.	339	24,057
Page Industries Ltd.	98	32,831
PB Fintech Ltd. (a)	4,993	75,162
Persistent Systems Ltd.	1,704	87,621
Petronet LNG Ltd.	11,246	29,458
Phoenix Mills Ltd.	3,072	48,787
PI Industries Ltd.	1,187	34,025
Pidilite Industries Ltd.	4,772	64,650
Polycab India Ltd.	821	59,237
Power Finance Corp. Ltd.	22,649	90,621
Power Grid Corp. of India Ltd.	71,242	222,404
Prestige Estates Projects Ltd.	2,693	31,984
Punjab National Bank	35,930	38,093
Rail Vikas Nigam Ltd.	7,752	20,404
REC Ltd.	16,009	51,496
Samvardhana Motherson International Ltd.	57,649	63,868
SBI Cards & Payment Services Ltd.	4,461	29,887
SBI Life Insurance Co. Ltd. (b)	7,050	132,105
Shriram Finance Ltd.	22,036	202,613
Siemens Ltd. (a)	1,393	43,105
Solar Industries India Ltd.	418	53,219
SRF Ltd.	2,083	53,542
State Bank of India	27,343	282,341
Sun Pharmaceutical Industries Ltd.	14,711	272,541
Sundaram Finance Ltd.	1,030	47,515
Supreme Industries Ltd.	991	39,130
Suzlon Energy Ltd. (a)	149,315	62,277
Swiggy Ltd. (a)	11,503	31,538
Tata Communications Ltd.	1,779	25,281
Tata Consultancy Services Ltd.	13,339	331,743
Tata Consumer Products Ltd.	9,274	99,224
Tata Motors Ltd./new (a)	30,412	126,587
Tata Motors Passenger Vehicles Ltd.	31,491	98,342
Tata Steel Ltd.	114,564	231,740
Tech Mahindra Ltd.	8,413	122,760
Titan Co. Ltd.	5,437	226,505
Torrent Pharmaceuticals Ltd.	1,591	70,790
Torrent Power Ltd.	2,628	36,180
Trent Ltd.	2,770	96,252
Tube Investments of India Ltd.	1,626	43,154
TVS Motor Co. Ltd.	3,713	131,681
UltraTech Cement Ltd.	1,768	200,289
Union Bank of India Ltd.	23,869	41,321
United Spirits Ltd.	4,542	58,364
See accompanying notes to financial statements.

STATE STREET SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
UPL Ltd.	7,040	$42,155
Varun Beverages Ltd.	20,970	84,920
Vishal Mega Mart Ltd. (a)	26,942	29,911
Vodafone Idea Ltd. (a)	381,347	34,296
Voltas Ltd.	3,363	45,129
WAAREE Energies Ltd.	1,093	35,836
Wipro Ltd.	40,892	80,897
Yes Bank Ltd. (a)	220,434	40,090
Zydus Lifesciences Ltd.	2,347	21,558
		16,602,442
INDONESIA — 0.8%
Amman Mineral Internasional PT (a)	224,700	65,052
Bank Central Asia Tbk. PT	816,300	309,814
Bank Mandiri Persero Tbk. PT	571,400	158,699
Bank Negara Indonesia Persero Tbk. PT	232,818	51,510
Bank Rakyat Indonesia Persero Tbk. PT	1,044,967	204,757
Barito Renewables Energy Tbk. PT (a)	99,900	30,861
Bumi Resources Minerals Tbk. PT (a)	725,800	31,177
Chandra Asri Pacific Tbk. PT	115,200	32,199
Charoen Pokphand Indonesia Tbk. PT	115,400	27,841
GoTo Gojek Tokopedia Tbk. PT (a)	14,085,800	42,271
Sumber Alfaria Trijaya Tbk. PT	279,300	24,323
Telkom Indonesia Persero Tbk. PT	773,900	139,347
		1,117,851
KUWAIT — 0.7%
Boubyan Bank KSCP	22,411	49,585
Gulf Bank KSCP	30,282	32,179
Kuwait Finance House KSCP	163,143	424,193
Mabanee Co. KPSC	11,703	34,323
Mobile Telecommunications Co. KSCP	30,441	56,044
National Bank of Kuwait SAKP	118,523	351,052
Warba Bank KSCP	34,866	32,997
		980,373
LUXEMBOURG — 0.0% *
Reinet Investments SCA	2,144	69,274
MALAYSIA — 1.2%
AMMB Holdings Bhd.	38,400	62,498
Axiata Group Bhd.	43,400	23,688
CelcomDigi Bhd.	54,800	40,061
CIMB Group Holdings Bhd.	115,049	214,527
Gamuda Bhd.	62,172	57,274
Hong Leong Bank Bhd.	10,200	55,169
IHH Healthcare Bhd.	34,300	76,072
IOI Corp. Bhd.	38,400	40,022
Kuala Lumpur Kepong Bhd.	7,612	40,419
Malayan Banking Bhd.	84,928	238,277
Maxis Bhd.	36,900	32,808
Security Description	Shares	Value
MISC Bhd.	20,800	$43,357
Mr. DIY Group M Bhd. (b)	51,500	19,460
Nestle Malaysia Bhd.	800	19,584
Petronas Chemicals Group Bhd.	37,300	55,918
Petronas Dagangan Bhd.	4,300	23,194
Petronas Gas Bhd.	12,700	56,333
Press Metal Aluminium Holdings Bhd.	57,900	114,399
Public Bank Bhd.	222,300	256,943
QL Resources Bhd.	24,800	22,662
RHB Bank Bhd.	23,800	49,610
SD Guthrie Bhd.	33,055	49,391
Sunway Bhd.	36,600	43,389
Telekom Malaysia Bhd.	17,700	31,037
Tenaga Nasional Bhd.	40,600	139,378
		1,805,470
MEXICO — 2.3%
America Movil SAB de CV	265,205	334,860
Arca Continental SAB de CV (c)	8,010	91,779
Cemex SAB de CV (c)	219,977	250,563
Coca-Cola Femsa SAB de CV (c)	8,252	79,906
Fibra Uno Administracion SA de CV REIT	44,758	72,366
Fomento Economico Mexicano SAB de CV	24,901	273,129
Gruma SAB de CV Class B (c)	2,840	51,734
Grupo Aeroportuario del Centro Norte SAB de CV (c)	4,532	64,533
Grupo Aeroportuario del Pacifico SAB de CV Class B (c)	6,036	147,926
Grupo Aeroportuario del Sureste SAB de CV Class B (c)	2,806	93,942
Grupo Bimbo SAB de CV (c)	20,337	67,747
Grupo Comercial Chedraui SA de CV (c)	4,532	26,451
Grupo Financiero Banorte SAB de CV Class O	37,159	409,415
Grupo Financiero Inbursa SAB de CV Class O	19,729	49,373
Grupo Mexico SAB de CV	47,684	507,248
Industrias Penoles SAB de CV (a) (c)	3,121	137,806
Kimberly-Clark de Mexico SAB de CV Class A (c)	23,780	55,926
Prologis Property Mexico SA de CV REIT	12,366	53,648
Promotora y Operadora de Infraestructura SAB de CV	2,974	47,773
Southern Copper Corp.	1,393	239,679
Wal-Mart de Mexico SAB de CV (c)	80,203	258,726
		3,314,530
PERU — 0.3%
Cia de Minas Buenaventura SAA ADR	2,597	93,596
See accompanying notes to financial statements.

STATE STREET SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Credicorp Ltd.	1,012	$343,250
		436,846
PHILIPPINES — 0.4%
Ayala Corp.	3,950	32,738
Ayala Land, Inc.	90,780	24,118
Bank of the Philippine Islands	21,430	35,241
BDO Unibank, Inc.	33,368	61,957
International Container Terminal Services, Inc.	14,070	159,344
Jollibee Foods Corp.	7,150	20,915
Manila Electric Co.	4,510	45,843
Metropolitan Bank & Trust Co.	28,850	30,156
PLDT, Inc.	1,235	26,326
SM Investments Corp.	3,530	36,026
SM Prime Holdings, Inc.	140,800	47,397
		520,061
POLAND — 0.9%
Allegro.eu SA (a) (b)	9,089	64,266
Asseco Poland SA	812	36,897
Bank Millennium SA (a)	9,391	41,161
Bank Polska Kasa Opieki SA	2,872	167,557
Budimex SA	200	35,461
CD Projekt SA	965	61,243
Dino Polska SA (a) (b)	7,659	68,577
KGHM Polska Miedz SA (a)	2,115	151,985
LPP SA	10	59,817
mBank SA (a)	234	67,757
Powszechna Kasa Oszczednosci Bank Polski SA	13,385	311,858
Powszechny Zaklad Ubezpieczen SA	9,444	162,278
Santander Bank Polska SA	641	100,241
Zabka Group SA (a)	4,642	27,518
		1,356,616
QATAR — 0.6%
Al Rayan Bank	94,501	56,685
Commercial Bank PSQC	50,611	59,299
Dukhan Bank	28,638	27,230
Industries Qatar QSC	23,641	69,085
Mesaieed Petrochemical Holding Co.	88,375	26,457
Nebras Energy	6,880	27,135
Ooredoo QPSC	12,522	42,714
Qatar Fuel QSC	9,328	37,097
Qatar Gas Transport Co. Ltd.	43,308	49,850
Qatar International Islamic Bank QSC	15,383	46,981
Qatar Islamic Bank QPSC	27,066	168,373
Qatar National Bank QPSC	67,690	316,791
		927,697
ROMANIA — 0.0% *
NEPI Rockcastle NV	9,467	75,094
RUSSIA — 0.0%
Polyus PJSC GDR (a) (d)	1,137	—
Security Description	Shares	Value
Sberbank of Russia PJSC (a) (d)	267,268	$—
VK IPJSC GDR (a) (d)	1,648	—
VTB Bank PJSC (a) (d)	11,225	—
		—
SAUDI ARABIA — 2.8%
ACWA Power Co. (a)	2,346	108,404
Ades Holding Co.	5,289	25,468
Al Rajhi Bank	29,056	825,393
Alinma Bank	19,146	147,246
Almarai Co. JSC	7,595	88,851
Arab National Bank	14,067	80,745
Arabian Internet & Communications Services Co.	375	19,546
Bank AlBilad	11,484	82,934
Bank Al-Jazira	9,813	30,700
Banque Saudi Fransi	19,143	101,158
Bupa Arabia for Cooperative Insurance Co.	1,251	58,673
Co. for Cooperative Insurance	1,151	39,260
Dar Al Arkan Real Estate Development Co. (a)	8,275	40,023
Dr. Sulaiman Al Habib Medical Services Group Co.	1,330	91,582
Elm Co.	375	53,563
Etihad Etisalat Co.	5,898	102,633
Jabal Omar Development Co. (a)	8,962	37,901
Jarir Marketing Co.	9,193	34,591
Makkah Construction & Development Co.	1,524	34,297
Mouwasat Medical Services Co.	1,462	28,304
Riyad Bank	22,304	175,218
SABIC Agri-Nutrients Co.	3,645	140,842
SAL Saudi Logistics Services	375	16,688
Saudi Arabian Mining Co. (a)	19,791	341,751
Saudi Awwal Bank	15,356	152,635
Saudi Basic Industries Corp.	13,784	221,493
Saudi Energy Co.	13,031	58,790
Saudi Investment Bank	9,131	32,192
Saudi National Bank	43,288	482,413
Saudi Tadawul Group Holding Co.	750	27,941
Saudi Telecom Co.	30,656	347,194
Yanbu National Petrochemical Co.	4,303	40,913
		4,069,342
SOUTH AFRICA — 3.2%
Absa Group Ltd.	13,283	187,161
Bid Corp. Ltd.	5,268	125,435
Bidvest Group Ltd. (c)	5,319	70,708
Capitec Bank Holdings Ltd.	1,331	320,540
Clicks Group Ltd.	3,721	62,923
Discovery Ltd.	8,455	122,645
FirstRand Ltd. (c)	77,408	389,538
Gold Fields Ltd.	13,219	587,297
Harmony Gold Mining Co. Ltd.	8,586	128,408
Impala Platinum Holdings Ltd.	14,137	197,327
MTN Group Ltd.	26,507	302,661
See accompanying notes to financial statements.

STATE STREET SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Naspers Ltd. Class N	11,619	$585,080
Nedbank Group Ltd.	7,251	113,000
Northam Platinum Holdings Ltd.	4,966	98,673
OUTsurance Group Ltd.	13,249	53,871
Pepkor Holdings Ltd. (b)	54,424	71,855
Remgro Ltd.	7,863	86,607
Sanlam Ltd.	28,131	146,230
Shoprite Holdings Ltd.	6,644	107,049
Sibanye Stillwater Ltd. (c)	43,873	130,818
Standard Bank Group Ltd.	19,254	342,450
Valterra Platinum Ltd.	3,857	315,680
Vodacom Group Ltd.	9,745	82,161
		4,628,117
SOUTH KOREA — 16.0%
Alteogen, Inc.	620	138,237
Amorepacific Corp.	453	40,578
APR Corp.	314	69,088
Celltrion, Inc.	2,186	281,448
DB Insurance Co. Ltd.	718	76,785
Doosan Co. Ltd.	110	73,685
Doosan Enerbility Co. Ltd. (a)	6,573	393,955
Ecopro BM Co. Ltd.	756	94,867
Ecopro Co. Ltd.	1,594	145,179
Hana Financial Group, Inc.	4,052	282,012
Hanjin Kal Corp.	368	25,900
Hankook Tire & Technology Co. Ltd.	1,160	40,973
Hanmi Semiconductor Co. Ltd.	682	111,763
Hanwha Aerospace Co. Ltd.	511	416,700
Hanwha Ocean Co. Ltd. (a)	1,902	149,264
Hanwha Systems Co. Ltd.	1,165	86,786
HD Hyundai Co. Ltd.	679	105,952
HD Hyundai Electric Co. Ltd.	369	200,443
HD Hyundai Heavy Industries Co. Ltd.	549	166,673
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	656	147,334
HLB, Inc. (a)	1,865	61,613
HMM Co. Ltd.	3,947	50,431
HYBE Co. Ltd.	350	68,325
Hyosung Heavy Industries Corp.	93	149,125
Hyundai Engineering & Construction Co. Ltd.	1,166	108,177
Hyundai Glovis Co. Ltd.	584	79,117
Hyundai Mobis Co. Ltd.	855	211,008
Hyundai Motor Co.	1,948	566,601
Hyundai Motor Co. Preference Shares (e)	555	84,247
Hyundai Motor Co. Preference Shares (e)	350	52,329
Hyundai Rotem Co. Ltd.	1,193	132,023
Industrial Bank of Korea	4,362	60,803
Kakao Corp.	4,848	144,967
KakaoBank Corp.	2,611	40,828
KB Financial Group, Inc.	5,340	494,725
Kia Corp.	3,443	326,395
Security Description	Shares	Value
Korea Aerospace Industries Ltd.	1,135	$122,048
Korea Investment Holdings Co. Ltd.	651	86,069
Korean Air Lines Co. Ltd.	2,873	44,174
Krafton, Inc.	447	74,420
KT&G Corp.	1,508	156,742
LG Chem Ltd.	775	151,291
LG Corp.	1,335	72,169
LG Display Co. Ltd. (a)	4,692	33,237
LG Electronics, Inc.	1,664	114,725
LG Energy Solution Ltd. (a)	715	184,159
LG Uplus Corp.	3,343	33,896
LIG Nex1 Co. Ltd.	204	81,379
LS Electric Co. Ltd.	238	111,569
Meritz Financial Group, Inc. (a)	1,288	93,679
Mirae Asset Securities Co. Ltd.	2,540	102,154
NAVER Corp.	2,072	272,587
NH Investment & Securities Co. Ltd.	2,046	39,540
POSCO Future M Co. Ltd.	542	72,012
Samsung Biologics Co. Ltd. (a) (b)	176	172,823
Samsung C&T Corp.	1,258	208,209
Samsung Electro-Mechanics Co. Ltd.	878	233,594
Samsung Electronics Co. Ltd.	71,130	7,764,787
Samsung Electronics Co. Ltd. Preference Shares	12,062	897,769
Samsung Fire & Marine Insurance Co. Ltd.	419	120,504
Samsung Heavy Industries Co. Ltd. (a)	10,319	164,724
Samsung Life Insurance Co. Ltd.	1,253	172,204
Samsung SDI Co. Ltd. (a)	874	232,816
Samsung SDS Co. Ltd.	657	64,385
Samyang Foods Co. Ltd.	65	50,925
Shinhan Financial Group Co. Ltd.	6,629	379,567
SK Biopharmaceuticals Co. Ltd. (a)	486	30,080
SK Hynix, Inc.	8,147	4,292,514
SK Square Co. Ltd. (a)	1,355	412,697
SK Telecom Co. Ltd.	1,388	69,235
S-Oil Corp. (a)	707	48,606
Woori Financial Group, Inc.	9,869	206,510
Yuhan Corp.	882	54,591
		23,100,726
TAIWAN — 23.6%
Accton Technology Corp.	7,000	330,623
Advantech Co. Ltd.	5,000	49,812
Alchip Technologies Ltd.	1,000	77,729
ASE Technology Holding Co. Ltd.	48,656	499,953
Asia Cement Corp.	35,000	37,989
Asia Vital Components Co. Ltd.	5,000	311,229
Asustek Computer, Inc.	10,000	171,723
Bizlink Holding, Inc.	2,000	108,852
Caliway Biopharmaceuticals Co. Ltd. (a)	13,000	35,092
See accompanying notes to financial statements.

STATE STREET SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Catcher Technology Co. Ltd.	5,000	$29,403
Cathay Financial Holding Co. Ltd.	138,403	304,339
Chailease Holding Co. Ltd.	26,792	91,765
Chang Hwa Commercial Bank Ltd.	100,905	64,387
China Airlines Ltd.	41,000	22,956
China Steel Corp.	180,000	106,412
Chroma ATE, Inc.	5,000	229,121
Chunghwa Telecom Co. Ltd.	61,000	253,769
Compal Electronics, Inc.	66,000	55,637
CTBC Financial Holding Co. Ltd.	248,000	397,948
Delta Electronics, Inc.	31,000	1,338,129
E Ink Holdings, Inc.	11,000	46,966
E.Sun Financial Holding Co. Ltd.	230,082	228,499
Elite Material Co. Ltd.	5,000	406,631
eMemory Technology, Inc.	1,000	82,265
Eva Airways Corp.	39,000	41,415
Evergreen Marine Corp. Taiwan Ltd.	14,600	91,107
Far Eastern New Century Corp.	42,000	34,551
Far EasTone Telecommunications Co. Ltd.	29,000	83,363
First Financial Holding Co. Ltd.	176,795	155,947
Formosa Chemicals & Fibre Corp.	43,397	61,016
Formosa Plastics Corp.	62,000	89,015
Fortune Electric Co. Ltd.	2,200	54,157
Fubon Financial Holding Co. Ltd.	130,961	352,288
Gigabyte Technology Co. Ltd.	5,000	34,798
Global Unichip Corp.	1,000	67,720
Globalwafers Co. Ltd.	3,000	39,459
Gold Circuit Electronics Ltd.	4,000	107,601
Hon Hai Precision Industry Co. Ltd.	193,980	1,137,668
Hotai Motor Co. Ltd.	3,100	46,883
Hua Nan Financial Holdings Co. Ltd.	139,222	144,578
Innolux Corp.	111,974	83,534
International Games System Co. Ltd.	3,000	70,660
Inventec Corp.	38,000	47,604
Jentech Precision Industrial Co. Ltd.	1,000	118,705
KGI Financial Holding Co. Ltd.	247,809	149,212
King Slide Works Co. Ltd.	1,000	99,312
King Yuan Electronics Co. Ltd.	19,000	155,114
Largan Precision Co. Ltd.	2,000	134,814
Lite-On Technology Corp.	30,000	131,842
Lotes Co. Ltd.	1,000	64,123
MediaTek, Inc.	24,000	1,118,549
Mega Financial Holding Co. Ltd.	171,495	206,255
Nan Ya Plastics Corp.	71,000	164,119
Novatek Microelectronics Corp.	8,000	94,964
Pegatron Corp.	32,000	76,272
PharmaEssentia Corp.	4,329	81,245
President Chain Store Corp.	5,394	37,878
Quanta Computer, Inc.	40,000	348,452
Realtek Semiconductor Corp.	6,000	89,709
Security Description	Shares	Value
Shanghai Commercial & Savings Bank Ltd.	64,000	$78,073
SinoPac Financial Holdings Co. Ltd.	169,017	162,303
Taiwan Business Bank	110,380	51,789
Taiwan Cooperative Financial Holding Co. Ltd.	170,616	125,147
Taiwan High Speed Rail Corp.	32,000	26,375
Taiwan Mobile Co. Ltd.	30,000	102,283
Taiwan Semiconductor Manufacturing Co. Ltd.	369,734	20,354,452
TCC Group Holdings Co. Ltd.	104,743	75,355
Teco Electric & Machinery Co. Ltd.	10,000	18,768
TS Financial Holding Co. Ltd.	332,327	240,643
Unimicron Technology Corp.	24,270	337,442
Uni-President Enterprises Corp.	73,000	162,121
United Microelectronics Corp.	171,602	303,269
Vanguard International Semiconductor Corp.	24,000	87,082
Wan Hai Lines Ltd.	7,500	18,087
Wistron Corp.	40,000	153,269
Wiwynn Corp.	2,000	206,444
Yageo Corp.	28,116	214,146
Yang Ming Marine Transport Corp.	29,000	47,169
Yuanta Financial Holding Co. Ltd.	167,216	234,061
Zhen Ding Technology Holding Ltd.	10,000	64,592
		34,158,028
THAILAND — 1.1%
Advanced Info Service PCL NVDR	16,415	185,652
Airports of Thailand PCL NVDR	69,040	108,856
Bangkok Dusit Medical Services PCL NVDR	173,800	99,073
Bumrungrad Hospital PCL NVDR	9,600	47,447
Central Pattana PCL NVDR	31,300	59,079
Charoen Pokphand Foods PCL NVDR	58,800	37,263
CP ALL PCL NVDR	84,100	116,026
Delta Electronics Thailand PCL	47,700	374,600
Gulf Development PCL NVDR	72,314	129,915
Kasikornbank PCL NVDR	9,500	55,018
Krung Thai Bank PCL NVDR	54,600	57,944
Minor International PCL NVDR	53,552	35,074
SCB X PCL NVDR	13,316	58,141
Siam Cement PCL	11,129	69,851
TMBThanachart Bank PCL NVDR	380,700	26,550
True Corp. PCL NVDR	162,300	70,865
		1,531,354
TURKEY — 0.5%
Akbank TAS	48,775	72,373
Aselsan Elektronik Sanayi Ve Ticaret AS	21,388	153,991
BIM Birlesik Magazalar AS	7,120	109,329
Eregli Demir ve Celik Fabrikalari TAS	41,571	26,374
Ford Otomotiv Sanayi AS	10,976	24,948
See accompanying notes to financial statements.

STATE STREET SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Haci Omer Sabanci Holding AS	16,419	$33,000
Turk Hava Yollari AO	8,625	57,057
Turkcell Iletisim Hizmetleri AS	18,912	45,027
Turkiye Is Bankasi AS Class C	136,791	40,502
Turkiye Petrol Rafinerileri AS	15,060	87,438
Yapi ve Kredi Bankasi AS (a)	52,821	39,212
		689,251
UNITED ARAB EMIRATES — 1.4%
Abu Dhabi Commercial Bank PJSC	49,476	166,478
Abu Dhabi Islamic Bank PJSC	22,713	127,375
Abu Dhabi National Oil Co. for Distribution PJSC	48,855	50,407
ADNOC Drilling Co. PJSC	50,025	69,727
Adnoc Gas PLC	95,183	82,919
ADNOC Logistics & Services	27,781	39,100
Air Arabia PJSC	34,348	38,057
Aldar Properties PJSC (a)	60,231	127,732
Dubai Electricity & Water Authority PJSC	93,009	68,112
Dubai Islamic Bank PJSC (a)	45,280	90,232
Emaar Development PJSC	15,400	56,598
Emaar Properties PJSC	101,528	323,382
Emirates NBD Bank PJSC	29,625	215,737
Emirates Telecommunications Group Co. PJSC	53,255	270,240
First Abu Dhabi Bank PJSC	67,658	313,121
Salik Co. PJSC	29,070	40,282
		2,079,499
UNITED STATES — 0.3%
BeOne Medicines Ltd. Class H (a)	12,903	282,410
JBS NV Class A (a)	6,057	108,784
Legend Biotech Corp. ADR (a) (c)	1,096	19,827
		411,021
TOTAL COMMON STOCKS (Cost $122,797,810)		143,708,101
PREFERRED STOCKS — 0.2%
BRAZIL — 0.1%
Axia Energia Class B, Preference Shares 6.42%	3,711	45,610
Axia Energia Class C, Preference Shares (a)	5,509	59,753
		105,363
COLOMBIA — 0.1%
Grupo Cibest SA Preference Shares 7.61%	7,061	130,277
INDIA — 0.0% *
TVS Motor Co. Ltd. 6.00%	9,180	992
TOTAL PREFERRED STOCKS (Cost $173,446)		236,632
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 3.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.64% (f) (g)	2,969,180	$2,969,180
State Street Navigator Securities Lending Portfolio II (h) (i)	1,431,162	1,431,162
TOTAL SHORT-TERM INVESTMENTS (Cost $4,400,342)		4,400,342
TOTAL INVESTMENTS — 102.5% (Cost $127,371,598)		148,345,075
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.5)%		(3,663,375)
NET ASSETS — 100.0%		$144,681,700

(a)	Non-income producing security.
(b)
Securities purchased pursuant to Rule 144A of the
Securities Act of 1933, as amended. These securities,
which represent 4.2% of net assets as of March 31, 2026,
may be resold in transactions exempt from registration,
normally to qualified institutional buyers.

(c)	All or a portion of the shares of the security are on loan at March 31, 2026.
(d)
Fair valued as determined in good faith by the Trust's
Oversight Committee in accordance with policy and
procedures approved by the Board of Trustees. Security
value is determined based on significant unobservable
inputs and is classified as Level 3. As of March 31, 2026,
total aggregate fair value of the securities is $0,
representing 0.00% of the Fund's net assets.

(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended March 31, 2026
are shown in the Affiliate Table below.

(g)	The rate shown is the annualized seven-day yield at March 31, 2026.
(h)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2026 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.

*	Amount is less than 0.05% of net assets.

Abbreviations:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust
See accompanying notes to financial statements.

STATE STREET SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$143,263,650	$444,451	$0 (a)	$143,708,101
Preferred Stocks	236,632	—	—	236,632
Short-Term Investments	4,400,342	—	—	4,400,342
TOTAL INVESTMENTS	$147,900,624	$444,451	$0	$148,345,075

(a)	The Fund held Level 3 securities that were valued at $0 at March 31, 2026.
Sector Breakdown as of March 31, 2026

% of Net Assets
Information Technology	33.2%
Financials	22.8
Consumer Discretionary	10.8
Communication Services	8.4
Industrials	7.1
Materials	7.0
Consumer Staples	3.7
Health Care	3.1
Utilities	1.7
Real Estate	1.3
Energy	0.4
Short-Term Investments	3.0
Liabilities in Excess of Other Assets	(2.5)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/25	Value at 9/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/26	Value at 3/31/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	82,656	$82,656	$37,603,219	$34,716,695	$—	$—	2,969,180	$2,969,180	$12,250
State Street Navigator Securities Lending Portfolio II	1,254,015	1,254,015	6,662,195	6,485,048	—	—	1,431,162	1,431,162	2,872
Total		$1,336,671	$44,265,414	$41,201,743	$—	$—		$4,400,342	$15,122
See accompanying notes to financial statements.

STATE STREET SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.4%
AUSTRALIA — 0.1%
Anglogold Ashanti PLC	301	$28,881
BRAZIL — 5.4%
Ambev SA	7,570	22,107
Ambev SA ADR (a)	3,414	9,969
Axia Energia	2,693	30,200
Axia Energia ADR (a)	673	8,433
Axia Energia Class C, ADR (b)	175	1,911
B3 SA - Brasil Bolsa Balcao	44,001	155,041
Banco Bradesco SA	5,614	17,965
Banco Bradesco SA Preference Shares	11,829	43,425
Banco BTG Pactual SA	1,290	13,906
Banco do Brasil SA	9,527	41,962
BB Seguridade Participacoes SA	8,959	59,721
Caixa Seguridade Participacoes SA	7,262	25,519
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	6,192	187,634
Cia de Saneamento Basico do Estado de Sao Paulo SABESP ADR	634	19,344
Cia Energetica de Minas Gerais ADR	2,559	6,116
Cia Energetica de Minas Gerais Preference Shares	7,015	16,940
Cia Paranaense de Energia - Copel	10,366	30,630
CPFL Energia SA	2,736	25,547
Energisa SA	1,390	13,964
Eneva SA (b)	3,600	16,918
Engie Brasil Energia SA	1,586	9,971
Equatorial SA	4,786	37,366
Gerdau SA Preference Shares	5,627	20,474
Itau Unibanco Holding SA ADR	8,928	74,817
Itau Unibanco Holding SA Preference Shares	321	2,673
Itausa SA Preference Shares	19,133	51,222
Klabin SA	399	1,491
Localiza Rent a Car SA	10,367	93,268
MBRF Global Foods Co. SA	3,700	15,333
NU Holdings Ltd. Class A (b)	1,300	18,681
Petroleo Brasileiro SA - Petrobras	8,345	86,151
Petroleo Brasileiro SA - Petrobras ADR (c)	6,536	122,550
Petroleo Brasileiro SA - Petrobras ADR (c)	4,423	91,777
Petroleo Brasileiro SA - Petrobras Preference Shares	7,639	71,198
PRIO SA (b)	9,537	120,921
Raia Drogasil SA	8,167	36,800
Rede D'Or Sao Luiz SA (d)	1,700	12,687
Rumo SA	1,488	4,630
Suzano SA	1,771	17,602
Suzano SA ADR	1,055	10,561
Telefonica Brasil SA	8,364	66,038
Telefonica Brasil SA ADR	601	9,562
Security Description	Shares	Value
TIM SA	3,200	$16,827
TIM SA ADR (a)	402	10,649
TOTVS SA	14,326	95,855
Ultrapar Participacoes SA	37	203
Ultrapar Participacoes SA ADR (a)	2,489	13,714
Vale SA	179	2,827
Vale SA ADR	11,473	182,535
Vibra Energia SA	5,077	30,742
WEG SA	15,929	155,601
XP, Inc. Class A	700	13,328
		2,245,306
CHILE — 0.7%
Banco de Chile	47,476	8,548
Banco de Credito e Inversiones SA	477	30,652
Banco Santander Chile ADR	18	601
Cencosud SA	1,917	5,192
Empresas CMPC SA	2,346	3,166
Empresas Copec SA	2,943	20,173
Enel Chile SA	5,919	453
Enel Chile SA ADR	243	958
Falabella SA	12,975	78,791
Latam Airlines Group SA	1,307,853	31,950
Plaza SA	17,773	75,035
Sociedad Quimica y Minera de Chile SA ADR (b)	96	7,770
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares (b)	143	11,479
		274,768
CHINA — 23.2%
360 Security Technology, Inc. Class A	12,900	19,985
37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	1,800	5,580
AAC Technologies Holdings, Inc.	1,500	6,333
ACM Research Shanghai, Inc. Class A	218	4,470
Advanced Micro-Fabrication Equipment, Inc. China Class A	623	27,636
Agricultural Bank of China Ltd. Class A	5,400	5,238
Agricultural Bank of China Ltd. Class H	336,000	238,708
Alibaba Group Holding Ltd.	15,349	232,970
Alibaba Group Holding Ltd. ADR	156	19,572
Aluminum Corp. of China Ltd. Class H	8,000	11,479
Anhui Conch Cement Co. Ltd. Class A	2,100	7,042
Anhui Conch Cement Co. Ltd. Class H	5,500	14,872
Anker Innovations Technology Co. Ltd. Class A	160	2,506
ANTA Sports Products Ltd.	10,800	104,278
See accompanying notes to financial statements.

STATE STREET SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
AviChina Industry & Technology Co. Ltd. Class H (a)	14,000	$5,928
Baidu, Inc. Class A (b)	3,514	47,375
Bank of Beijing Co. Ltd. Class A	3,000	2,393
Bank of China Ltd. Class A	14,100	11,984
Bank of China Ltd. Class H	723,071	458,364
Bank of Communications Co. Ltd. Class A	12,800	12,973
Bank of Communications Co. Ltd. Class H	117,000	105,059
Bank of Hangzhou Co. Ltd. Class A	1,700	4,123
Bank of Jiangsu Co. Ltd. Class A	10,560	16,696
Bank of Nanjing Co. Ltd. Class A	3,400	5,607
Bank of Shanghai Co. Ltd. Class A	10,870	15,597
Baoshan Iron & Steel Co. Ltd. Class A	6,400	5,940
Beijing Enterprises Holdings Ltd.	2,000	7,627
Beijing Kingsoft Office Software, Inc. Class A	204	6,899
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. Class A (b)	324	1,865
Beijing-Shanghai High Speed Railway Co. Ltd. Class A	89,100	65,277
BOC Aviation Ltd. (d)	900	8,868
BOE Technology Group Co. Ltd. Class A	74,400	42,119
Bosideng International Holdings Ltd.	52,000	26,530
BYD Co. Ltd. Class A	900	13,715
BYD Co. Ltd. Class H	4,500	60,725
BYD Electronic International Co. Ltd. (a)	3,000	10,561
CGN Power Co. Ltd. Class H (d)	227,100	101,961
Chaozhou Three-Circle Group Co. Ltd. Class A	2,700	20,660
China CITIC Bank Corp. Ltd. Class H	183,000	184,396
China Coal Energy Co. Ltd. Class H	17,000	28,622
China Construction Bank Corp. Class A	10,600	14,810
China Construction Bank Corp. Class H	612,394	655,339
China Eastern Airlines Corp. Ltd. Class A (b)	29,300	18,030
China Everbright Bank Co. Ltd. Class A	11,400	5,298
China Feihe Ltd. (d)	6,000	2,663
China Galaxy Securities Co. Ltd. Class H	6,334	6,382
China Gas Holdings Ltd.	12,554	11,449
China Gold International Resources Corp. Ltd.	600	11,571
China Hongqiao Group Ltd.	3,500	15,517
China International Capital Corp. Ltd. Class H (d)	3,600	7,884
China Life Insurance Co. Ltd. Class H	16,000	50,203
China Longyuan Power Group Corp. Ltd. Class H	12,000	10,913
Security Description	Shares	Value
China Mengniu Dairy Co. Ltd.	11,000	$24,132
China Merchants Bank Co. Ltd. Class A	4,091	23,290
China Merchants Bank Co. Ltd. Class H	11,000	69,141
China Merchants Port Holdings Co. Ltd.	4,000	7,469
China Minsheng Banking Corp. Ltd. Class A	6,600	3,622
China Minsheng Banking Corp. Ltd. Class H	50,460	23,620
China National Building Material Co. Ltd. Class H	28,924	17,561
China National Nuclear Power Co. Ltd. Class A	7,600	9,958
China National Software & Service Co. Ltd. Class A (b)	2,400	12,600
China Oilfield Services Ltd. Class H	8,000	9,214
China Overseas Land & Investment Ltd.	18,000	26,517
China Pacific Insurance Group Co. Ltd. Class A	1,900	10,203
China Pacific Insurance Group Co. Ltd. Class H	7,200	29,277
China Petroleum & Chemical Corp. Class A	10,400	8,854
China Petroleum & Chemical Corp. Class H	264,395	151,416
China Power International Development Ltd.	13,000	5,240
China Railway Group Ltd. Class A	13,000	10,220
China Railway Group Ltd. Class H	61,000	31,433
China Railway Signal & Communication Corp. Ltd. Class A	16,683	13,720
China Resources Beer Holdings Co. Ltd.	4,092	13,382
China Resources Gas Group Ltd.	2,400	5,825
China Resources Land Ltd.	10,944	39,978
China Resources Microelectronics Ltd. Class A	2,082	13,426
China Resources Mixc Lifestyle Services Ltd. (d)	4,600	27,599
China Resources Power Holdings Co. Ltd. (a)	10,267	23,899
China Shenhua Energy Co. Ltd. Class A	1,500	10,153
China Shenhua Energy Co. Ltd. Class H	25,000	147,063
China State Construction Engineering Corp. Ltd. Class A	11,300	8,197
China State Construction International Holdings Ltd. (a)	2,000	2,125
China Taiping Insurance Holdings Co. Ltd.	4,210	10,997
China Three Gorges Renewables Group Co. Ltd. Class A	24,300	14,988
China Tower Corp. Ltd. Class H (d)	30,600	41,684
See accompanying notes to financial statements.

STATE STREET SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
China United Network Communications Ltd. Class A	21,900	$14,110
China Vanke Co. Ltd. Class A (b)	1,500	867
China Vanke Co. Ltd. Class H (b)	18,792	6,975
China Yangtze Power Co. Ltd. Class A	31,300	122,541
Chongqing Rural Commercial Bank Co. Ltd. Class A	9,700	9,901
Chongqing Zhifei Biological Products Co. Ltd. Class A (b)	500	1,083
Chow Tai Fook Jewellery Group Ltd. (a)	2,200	3,053
CICT Mobile Communication Technology Co. Ltd. Class A (b)	6,944	15,001
CITIC Ltd.	20,000	30,152
CITIC Securities Co. Ltd. Class H	2,300	6,976
CMOC Group Ltd. Class A	6,700	16,637
CMOC Group Ltd. Class H	33,000	67,766
Contemporary Amperex Technology Co. Ltd. Class A	300	17,448
COSCO SHIPPING Holdings Co. Ltd. Class A	3,700	8,041
COSCO SHIPPING Holdings Co. Ltd. Class H (a)	13,250	25,181
CRRC Corp. Ltd. Class H	16,000	10,347
CSPC Pharmaceutical Group Ltd.	15,840	18,385
Daqin Railway Co. Ltd. Class A	800	621
Eastroc Beverage Group Co. Ltd. Class A	790	23,479
Empyrean Technology Co. Ltd. Class A	900	10,571
ENN Energy Holdings Ltd.	1,800	14,544
Eoptolink Technology, Inc. Ltd. Class A	600	38,470
Everdisplay Optronics Shanghai Co. Ltd. Class A (b)	39,333	12,984
Far East Horizon Ltd.	12,000	10,775
Focus Media Information Technology Co. Ltd. Class A	11,100	10,527
Foshan Haitian Flavouring & Food Co. Ltd. Class A	3,139	18,634
Fuyao Glass Industry Group Co. Ltd. Class A	2,300	18,982
Fuyao Glass Industry Group Co. Ltd. Class H (d)	5,200	38,900
Ganfeng Lithium Group Co. Ltd. Class A	100	1,135
GCL Technology Holdings Ltd. (a) (b)	110,000	12,066
Geely Automobile Holdings Ltd.	11,000	29,351
Giant Biogene Holding Co. Ltd. (a) (d)	3,200	11,224
GigaDevice Semiconductor, Inc. Class A	300	10,342
Great Wall Motor Co. Ltd. Class H	7,000	11,018
Gree Electric Appliances, Inc. of Zhuhai Class A	1,100	6,023
Security Description	Shares	Value
Guangdong Haid Group Co. Ltd. Class A	1,900	$13,702
Guangdong Investment Ltd.	10,000	9,974
Guobo Electronics Co. Ltd. Class A	871	13,987
Guotai Haitong Securities Co. Ltd. Class H (d)	5,208	8,888
Haidilao International Holding Ltd. (a) (d)	1,000	1,820
Haier Smart Home Co. Ltd. Class H	6,000	15,857
Hainan Airlines Holding Co. Ltd. Class A (b)	3,300	693
Hangzhou Silan Microelectronics Co. Ltd. Class A	3,300	12,193
Hansoh Pharmaceutical Group Co. Ltd. (a) (d)	14,000	63,356
Henan Shuanghui Investment & Development Co. Ltd. Class A	2,500	10,280
Hengan International Group Co. Ltd.	1,374	4,819
Hengtong Optic-electric Co. Ltd. Class A	3,700	28,211
Hithink RoyalFlush Information Network Co. Ltd. Class A	400	17,288
Hua Hong Semiconductor Ltd. Class A (b)	785	12,036
Huadong Medicine Co. Ltd. Class A	960	4,909
Huaneng Power International, Inc. Class A	1,400	1,423
Huaneng Power International, Inc. Class H	90,000	67,728
Huatai Securities Co. Ltd. Class H (d)	2,643	4,993
Huaxia Bank Co. Ltd. Class A	11,500	12,188
Huayu Automotive Systems Co. Ltd. Class A	1,000	2,781
Hundsun Technologies, Inc. Class A	3,740	13,825
Hwatsing Technology Co. Ltd. Class A	862	21,716
Hygon Information Technology Co. Ltd. Class A	1,691	51,479
Iflytek Co. Ltd. Class A	3,100	20,741
Imeik Technology Development Co. Ltd. Class A	140	2,376
Industrial & Commercial Bank of China Ltd. Class A	10,100	11,172
Industrial & Commercial Bank of China Ltd. Class H	577,448	505,254
Industrial Bank Co. Ltd. Class A	7,400	20,164
Ingenic Semiconductor Co. Ltd. Class A	500	7,551
Inner Mongolia Yili Industrial Group Co. Ltd. Class A	1,700	6,486
Inner Mongolia Yitai Coal Co. Ltd. Class B	5,200	11,185
JA Solar Technology Co. Ltd. Class A (b)	2,400	3,788
JD.com, Inc. Class A	8,162	117,846
Jiangsu Expressway Co. Ltd. Class H (a)	36,000	46,330
See accompanying notes to financial statements.

STATE STREET SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Jiangsu Hengli Hydraulic Co. Ltd. Class A	500	$6,950
Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A	5,942	47,507
Jiangsu King's Luck Brewery JSC Ltd. Class A	1,400	5,372
Jiangxi Copper Co. Ltd. Class A	300	1,868
Jiangxi Copper Co. Ltd. Class H	3,000	13,048
KE Holdings, Inc. ADR (a)	374	5,599
Kuaishou Technology (d)	21,100	121,430
Kunlun Energy Co. Ltd.	26,000	23,744
Kweichow Moutai Co. Ltd. Class A	900	188,947
Laopu Gold Co. Ltd. Class H (a)	200	15,956
Lenovo Group Ltd.	90,915	106,103
Li Auto, Inc. Class A (b)	800	6,908
Li Ning Co. Ltd.	2,000	5,459
Longfor Group Holdings Ltd. (a) (d)	9,451	9,101
LONGi Green Energy Technology Co. Ltd. Class A (b)	15,460	39,262
Loongson Technology Corp. Ltd. Class A (b)	748	14,139
Luzhou Laojiao Co. Ltd. Class A	1,300	19,703
Meituan Class B (b) (d)	4,147	43,876
Metallurgical Corp. of China Ltd. Class A	11,400	4,952
Midea Group Co. Ltd. Class A	700	7,738
MINISO Group Holding Ltd. (a)	4,400	17,263
Muyuan Foods Co. Ltd. Class A	5,700	34,423
NARI Technology Co. Ltd. Class A	8,600	32,362
National Silicon Industry Group Co. Ltd. Class A (b)	4,878	11,936
NAURA Technology Group Co. Ltd. Class A	1,550	100,316
NetEase, Inc.	15,235	331,314
New China Life Insurance Co. Ltd. Class H	1,300	7,674
New Hope Liuhe Co. Ltd. Class A	11,400	13,535
New Oriental Education & Technology Group, Inc.	730	4,060
Ningxia Baofeng Energy Group Co. Ltd. Class A	2,300	9,677
NIO, Inc. Class A (b)	112	627
Nongfu Spring Co. Ltd. Class H (d)	32,000	191,505
OFILM Group Co. Ltd. Class A (b)	1,300	1,626
OmniVision Integrated Circuits Group, Inc.	700	9,624
PDD Holdings, Inc. ADR (b)	6,321	645,880
People's Insurance Co. Group of China Ltd. Class H	55,000	37,882
PetroChina Co. Ltd. Class H	134,000	183,733
PICC Property & Casualty Co. Ltd. Class H	36,270	65,969
Ping An Bank Co. Ltd. Class A	8,700	13,957
Ping An Insurance Group Co. of China Ltd. Class H (a)	13,000	98,575
Piotech, Inc. Class A	442	23,678
Security Description	Shares	Value
Poly Developments & Holdings Group Co. Ltd. Class A	1,000	$843
Pop Mart International Group Ltd. (a) (d)	6,000	109,895
Postal Savings Bank of China Co. Ltd. Class A	17,800	13,221
Postal Savings Bank of China Co. Ltd. Class H (d)	119,000	74,525
Power Construction Corp. of China Ltd. Class A	3,700	3,075
QuantumCTek Co. Ltd. Class A (b)	137	10,570
SAIC Motor Corp. Ltd. Class A	3,700	7,816
Sanan Optoelectronics Co. Ltd. Class A	5,200	8,786
SF Holding Co. Ltd. Class A	2,200	12,117
SG Micro Corp. Class A	1,500	14,688
Shaanxi Coal Industry Co. Ltd. Class A	6,200	22,972
Shandong Gold Mining Co. Ltd. Class H (d)	13,250	54,655
Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	1,000	5,241
Shandong Sun Paper Industry JSC Ltd. Class A	3,000	6,442
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	5,600	2,678
Shanghai Baosight Software Co. Ltd. Class A	1,598	5,321
Shanghai BOCHU Electronic Technology Corp. Ltd. Class A	627	11,752
Shanghai International Airport Co. Ltd. Class A	1,400	5,599
Shanghai Pudong Development Bank Co. Ltd. Class A	8,624	12,711
Shanghai RAAS Blood Products Co. Ltd. Class A	12,300	10,365
Shanghai Stonehill Technology Co. Ltd. Class A (b)	10,400	13,582
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	1,260	26,099
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	700	16,688
Shenzhou International Group Holdings Ltd.	1,400	8,353
Sichuan Chuantou Energy Co. Ltd. Class A	3,599	7,759
Sino Biopharmaceutical Ltd.	8,000	6,010
Sinopharm Group Co. Ltd. Class H	12,000	30,918
Skyverse Technology Co. Ltd. Class A (b)	604	13,297
Sungrow Power Supply Co. Ltd. Class A	1,080	23,574
Sunny Optical Technology Group Co. Ltd.	1,393	9,497
SUPCON Technology Co. Ltd. Class A	1,273	11,879
Suzhou TFC Optical Communication Co. Ltd. Class A	580	25,327
See accompanying notes to financial statements.

STATE STREET SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
TCL Technology Group Corp. Class A	28,220	$17,447
Tencent Holdings Ltd.	3,878	239,401
Tencent Music Entertainment Group ADR	692	6,422
Tianshui Huatian Technology Co. Ltd. Class A	5,000	8,427
Tingyi Cayman Islands Holding Corp.	44,000	72,845
Tongwei Co. Ltd. Class A (b)	6,400	15,308
Trip.com Group Ltd. (b)	484	23,508
Tsingtao Brewery Co. Ltd. Class H	6,000	37,101
Unigroup Guoxin Microelectronics Co. Ltd. Class A	979	9,361
Victory Giant Technology Huizhou Co. Ltd. Class A	400	14,537
Vipshop Holdings Ltd. ADR	3,058	48,072
Wanhua Chemical Group Co. Ltd. Class A	1,000	11,503
Want Want China Holdings Ltd.	127,000	74,675
Weichai Power Co. Ltd. Class H	5,000	17,423
Wens Foodstuff Group Co. Ltd. Class A	10,500	25,267
Western Securities Co. Ltd. Class A	3,900	4,111
Wintime Energy Group Co. Ltd. Class A (b)	3,200	834
Wuhan Guide Infrared Co. Ltd. Class A (b)	8,700	15,985
Wuliangye Yibin Co. Ltd. Class A	2,000	29,904
WUS Printed Circuit Kunshan Co. Ltd. Class A	1,500	16,499
WuXi AppTec Co. Ltd. Class A	1,700	24,146
WuXi AppTec Co. Ltd. Class H (d)	3,020	45,260
Wuxi Biologics Cayman, Inc. (b) (d)	2,000	8,423
Xiaomi Corp. Class B (b) (d)	16,200	65,625
Xinjiang Daqo New Energy Co. Ltd. Class A (b)	4,502	13,688
Yadea Group Holdings Ltd. (d)	13,130	22,190
Yankuang Energy Group Co. Ltd. Class H (a)	13,000	24,159
Yealink Network Technology Corp. Ltd. Class A	2,770	13,131
Yum China Holdings, Inc.	715	35,147
Yunnan Baiyao Group Co. Ltd. Class A	1,040	8,261
Zangge Mining Co. Ltd. Class A	2,500	28,693
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	600	13,126
Zhaojin Mining Industry Co. Ltd. Class H	6,500	26,314
Zhejiang Dahua Technology Co. Ltd. Class A	1,500	3,659
Zhongji Innolight Co. Ltd. Class A	860	70,901
Zhuzhou CRRC Times Electric Co. Ltd. Class H	1,100	5,113
Zijin Mining Group Co. Ltd. Class A	2,400	11,370
Zijin Mining Group Co. Ltd. Class H	4,000	17,530
Security Description	Shares	Value
Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A	1,347	$1,677
ZTE Corp. Class A	6,600	30,999
ZTE Corp. Class H (a)	2,280	6,340
ZTO Express Cayman, Inc. (a)	865	20,797
		9,725,256
COLOMBIA — 0.0% *
Grupo Cibest SA	509	11,812
Interconexion Electrica SA ESP	969	7,416
		19,228
CZECH REPUBLIC — 0.2%
CEZ AS	1,133	63,767
Moneta Money Bank AS (d)	1,864	16,138
		79,905
EGYPT — 0.2%
Commercial International Bank - Egypt (CIB)	21,421	47,489
Commercial International Bank - Egypt (CIB) GDR	17,082	37,751
Eastern Co. SAE	17,695	11,299
Talaat Moustafa Group	6,206	8,472
		105,011
GREECE — 0.7%
Allwyn AG	3,916	59,062
Alpha Bank SA	5,069	18,514
Eurobank SA Class A	8,183	32,132
FF Group (b) (e)	491	—
Hellenic Telecommunications Organization SA	4,748	89,281
Jumbo SA	1,139	28,846
National Bank of Greece SA	2,345	35,760
Piraeus Bank SA	3,083	24,816
		288,411
HONG KONG — 0.1%
China Common Rich Renewable Energy Investments Ltd. (b) (e)	598,000	—
China Huishan Dairy Holdings Co. Ltd. (b) (e)	1,072,393	—
Orient Overseas International Ltd. (a)	500	8,871
Zijin Gold International Co. Ltd. (b)	1,600	35,530
		44,401
HUNGARY — 0.4%
MOL Hungarian Oil & Gas PLC	3,368	39,753
OTP Bank Nyrt	763	80,634
Richter Gedeon Nyrt	1,188	41,967
		162,354
INDIA — 14.8%
ABB India Ltd.	548	34,328
Adani Ports & Special Economic Zone Ltd.	612	8,469
Adani Power Ltd. (b)	5,950	9,437
See accompanying notes to financial statements.

STATE STREET SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Ambuja Cements Ltd.	626	$2,648
APL Apollo Tubes Ltd.	268	5,473
Apollo Hospitals Enterprise Ltd.	746	58,352
Asian Paints Ltd.	4,800	109,574
Astral Ltd.	296	4,990
Avenue Supermarts Ltd. (b) (d)	642	26,782
Axis Bank Ltd.	4,544	55,635
Bajaj Auto Ltd.	732	67,772
Bajaj Finance Ltd.	1,360	11,493
Bajaj Finserv Ltd.	391	6,727
Bank of Baroda	4,269	11,144
Bharat Electronics Ltd.	33,723	142,449
Bharat Petroleum Corp. Ltd.	4,657	13,797
Bharti Airtel Ltd.	10,067	189,179
Bosch Ltd.	113	34,246
Britannia Industries Ltd.	2,054	117,438
BSE Ltd.	1,817	51,407
Canara Bank	8,876	11,552
CG Power & Industrial Solutions Ltd.	6,648	45,913
Cipla Ltd.	8,900	114,871
Coal India Ltd.	23,194	110,152
Colgate-Palmolive India Ltd.	2,265	42,714
Cummins India Ltd.	1,210	57,408
Dabur India Ltd.	7,664	33,165
Divi's Laboratories Ltd.	640	40,128
Dixon Technologies India Ltd.	323	32,941
Dr. Reddy's Laboratories Ltd.	4,423	58,519
Dr. Reddy's Laboratories Ltd. ADR	4,578	63,405
Eicher Motors Ltd.	1,766	122,625
Eternal Ltd. (b)	9,983	24,101
FSN E-Commerce Ventures Ltd. (b)	8,438	20,906
GAIL India Ltd. GDR	861	8,076
Godrej Consumer Products Ltd.	597	6,199
Grasim Industries Ltd.	576	15,532
Havells India Ltd.	2,121	26,624
HCL Technologies Ltd.	17,101	241,887
HDFC Asset Management Co. Ltd. (d)	1,794	41,922
HDFC Bank Ltd.	20,142	155,351
HDFC Life Insurance Co. Ltd. (d)	1,412	8,792
Hero MotoCorp Ltd.	982	52,419
Hindalco Industries Ltd.	2,803	26,138
Hindustan Aeronautics Ltd.	1,798	66,105
Hindustan Petroleum Corp. Ltd.	3,431	12,133
Hindustan Unilever Ltd.	9,938	215,338
Hyundai Motor India Ltd.	1,844	34,567
ICICI Bank Ltd.	5,257	66,837
ICICI Bank Ltd. ADR	1,869	48,407
ICICI Lombard General Insurance Co. Ltd. (d)	2,561	46,188
Indian Hotels Co. Ltd.	4,430	26,667
Indian Oil Corp. Ltd.	13,015	18,579
Indus Towers Ltd. (b)	13,198	58,185
IndusInd Bank Ltd. (b)	2,161	17,144
Infosys Ltd.	20,516	270,508
Security Description	Shares	Value
Infosys Ltd. ADR (a)	19,138	$258,554
InterGlobe Aviation Ltd. (d)	262	10,893
ITC Ltd.	42,217	128,055
Jio Financial Services Ltd.	5,450	12,877
JSW Steel Ltd.	1,476	17,468
Jubilant Foodworks Ltd.	1,848	8,458
Kotak Mahindra Bank Ltd.	16,005	59,634
Larsen & Toubro Ltd.	20	739
Larsen & Toubro Ltd. GDR	572	21,250
LTIMindtree Ltd. (d)	2,374	100,463
Lupin Ltd.	1,965	47,937
Mahindra & Mahindra Ltd.	57	1,776
Mahindra & Mahindra Ltd. GDR	772	25,476
Mankind Pharma Ltd.	110	2,326
Marico Ltd.	11,098	86,112
Maruti Suzuki India Ltd.	633	82,128
Max Healthcare Institute Ltd.	1,417	14,376
Mphasis Ltd.	1,210	26,190
MRF Ltd.	26	35,223
Nestle India Ltd.	13,160	163,000
NMDC Ltd.	28,359	22,804
NTPC Ltd.	7,062	27,597
Oil & Natural Gas Corp. Ltd.	10,400	31,211
Oracle Financial Services Software Ltd.	159	11,284
Page Industries Ltd.	51	17,085
Persistent Systems Ltd.	1,824	93,792
Petronet LNG Ltd.	10,328	27,053
PI Industries Ltd.	791	22,674
Pidilite Industries Ltd.	6,826	92,478
Polycab India Ltd.	575	41,487
Power Finance Corp. Ltd.	3,232	12,932
Power Grid Corp. of India Ltd.	8,593	26,826
REC Ltd.	1,947	6,263
Reliance Industries Ltd.	4,897	69,385
Reliance Industries Ltd. GDR (d)	1,324	76,924
SBI Life Insurance Co. Ltd. (d)	286	5,359
Shree Cement Ltd.	12	2,912
Shriram Finance Ltd.	991	9,112
Siemens Ltd. (b)	495	15,317
Solar Industries India Ltd.	286	36,413
State Bank of India	1,186	12,247
State Bank of India GDR	304	32,163
Sun Pharmaceutical Industries Ltd.	5,946	110,158
Supreme Industries Ltd.	677	26,731
Tata Consultancy Services Ltd.	15,029	373,773
Tata Consumer Products Ltd.	1,180	12,625
Tata Motors Ltd./new (b)	2,396	9,973
Tata Motors Passenger Vehicles Ltd.	6,326	19,755
Tata Power Co. Ltd.	1,569	6,265
Tata Steel Ltd.	2,794	5,652
Tata Steel Ltd. GDR	692	14,532
Tech Mahindra Ltd.	6,890	100,536
Titan Co. Ltd.	1,740	72,488
Torrent Pharmaceuticals Ltd.	3,475	154,617
See accompanying notes to financial statements.

STATE STREET SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Trent Ltd.	1,508	$52,400
TVS Motor Co. Ltd.	510	18,087
UltraTech Cement Ltd.	88	9,969
Union Bank of India Ltd.	7,042	12,191
United Spirits Ltd.	2,765	35,530
UPL Ltd.	1,110	6,647
Vedanta Ltd.	12,588	86,903
Wipro Ltd.	29,237	57,840
Yes Bank Ltd. (b)	27,937	5,081
Zydus Lifesciences Ltd.	1,144	10,508
		6,201,852
INDONESIA — 1.0%
Astra International Tbk. PT	54,500	20,043
Bank Central Asia Tbk. PT	532,225	201,998
Bank Mandiri Persero Tbk. PT	70,000	19,442
Bank Negara Indonesia Persero Tbk. PT	21,700	4,801
Bank Rakyat Indonesia Persero Tbk. PT	158,049	30,969
Dian Swastatika Sentosa Tbk. PT (b)	11,700	45,438
GoTo Gojek Tokopedia Tbk. PT (b)	1,052,000	3,157
Sumber Alfaria Trijaya Tbk. PT	217,400	18,933
Telkom Indonesia Persero Tbk. PT	116,175	20,918
United Tractors Tbk. PT	21,100	38,551
		404,250
KUWAIT — 0.9%
Kuwait Finance House KSCP	59,950	155,878
Mobile Telecommunications Co. KSCP	2,616	4,816
National Bank of Kuwait SAKP	67,107	198,763
		359,457
LUXEMBOURG — 0.0% *
Reinet Investments SCA	553	17,868
MALAYSIA — 1.8%
AMMB Holdings Bhd.	10,800	17,578
CelcomDigi Bhd.	14,500	10,600
CIMB Group Holdings Bhd.	19,432	36,234
Gamuda Bhd.	13,533	12,467
Hong Leong Bank Bhd.	13,920	75,290
IHH Healthcare Bhd.	58,600	129,965
IOI Corp. Bhd.	8,100	8,442
Kuala Lumpur Kepong Bhd.	1,231	6,537
Malayan Banking Bhd.	67,740	190,053
Maxis Bhd.	10,500	9,336
MISC Bhd.	1,000	2,084
Mr. DIY Group M Bhd. (d)	49,750	18,799
Nestle Malaysia Bhd.	600	14,688
Petronas Chemicals Group Bhd.	7,800	11,693
Petronas Dagangan Bhd.	3,600	19,418
Public Bank Bhd.	40,455	46,759
QL Resources Bhd.	39,500	36,095
SD Guthrie Bhd.	3,867	5,778
Telekom Malaysia Bhd.	31,659	55,515
Security Description	Shares	Value
Tenaga Nasional Bhd.	15,900	$54,584
		761,915
MEXICO — 1.9%
America Movil SAB de CV	91,194	115,146
Arca Continental SAB de CV (a)	285	3,266
Cemex SAB de CV (a)	29,503	33,605
Coca-Cola Femsa SAB de CV (a)	523	5,064
Fibra Uno Administracion SA de CV REIT	9,612	15,541
Fomento Economico Mexicano SAB de CV	2,161	23,703
Gruma SAB de CV Class B (a)	1,400	25,503
Grupo Aeroportuario del Centro Norte SAB de CV (a)	2,763	39,343
Grupo Aeroportuario del Pacifico SAB de CV Class B (a)	66	1,617
Grupo Aeroportuario del Sureste SAB de CV Class B (a)	1,815	60,764
Grupo Bimbo SAB de CV (a)	2,069	6,892
Grupo Carso SAB de CV (a)	628	4,686
Grupo Financiero Banorte SAB de CV Class O (a)	6,166	67,937
Grupo Financiero Inbursa SAB de CV Class O	2,916	7,297
Grupo Mexico SAB de CV	3,243	34,498
Industrias Penoles SAB de CV (a) (b)	396	17,485
Kimberly-Clark de Mexico SAB de CV Class A (a)	1,373	3,229
Promotora y Operadora de Infraestructura SAB de CV	154	2,474
Sigma Foods SAB de CV (a)	18,775	18,628
Southern Copper Corp.	842	144,875
Wal-Mart de Mexico SAB de CV (a)	47,274	152,501
		784,054
PERU — 0.6%
Cia de Minas Buenaventura SAA ADR	2,035	73,341
Credicorp Ltd.	495	167,894
		241,235
PHILIPPINES — 0.6%
Ayala Corp.	430	3,564
Ayala Land, Inc.	4,800	1,275
Bank of the Philippine Islands	18,367	30,204
BDO Unibank, Inc.	19,529	36,261
International Container Terminal Services, Inc.	6,220	70,442
Jollibee Foods Corp.	4,470	13,075
Manila Electric Co.	6,490	65,968
Metropolitan Bank & Trust Co.	3,206	3,351
PLDT, Inc.	356	7,589
SM Investments Corp.	645	6,583
SM Prime Holdings, Inc.	9,500	3,198
		241,510
See accompanying notes to financial statements.

STATE STREET SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
POLAND — 0.8%
Asseco Poland SA	409	$18,585
Bank Polska Kasa Opieki SA	464	27,071
Budimex SA	136	24,113
Dino Polska SA (b) (d)	4,750	42,530
KGHM Polska Miedz SA (b)	359	25,798
LPP SA	2	11,963
mBank SA (b)	113	32,721
ORLEN SA	2,558	92,177
PGE Polska Grupa Energetyczna SA (b)	5,592	15,795
Powszechna Kasa Oszczednosci Bank Polski SA	1,468	34,203
Powszechny Zaklad Ubezpieczen SA	1,173	20,156
Santander Bank Polska SA	86	13,449
		358,561
QATAR — 0.9%
Al Rayan Bank	27,771	16,658
Commercial Bank PSQC	8,863	10,384
Dukhan Bank	17,644	16,777
Industries Qatar QSC	4,898	14,313
Nebras Energy	9,021	35,579
Ooredoo QPSC	20,415	69,639
Qatar Fuel QSC	7,524	29,922
Qatar Gas Transport Co. Ltd.	10,160	11,695
Qatar Islamic Bank QPSC	6,558	40,796
Qatar National Bank QPSC	24,823	116,172
		361,935
ROMANIA — 0.0% *
NEPI Rockcastle NV	657	5,211
RUSSIA — 0.0%
Alrosa PJSC (b) (e)	72,138	—
Inter RAO UES PJSC (b) (e)	435,055	—
LUKOIL PJSC (b) (e)	3,065	—
Moscow Exchange MICEX-RTS PJSC (b) (e)	5,004	—
Novolipetsk Steel PJSC (b) (e)	6,756	—
PhosAgro PJSC (b) (e)	3	—
PhosAgro PJSC GDR (b) (e)	401	—
Polyus PJSC (b) (e)	810	—
Polyus PJSC GDR (b) (e)	1,392	—
Rosneft Oil Co. PJSC (b) (e)	15,529	—
Sberbank of Russia PJSC (b) (e)	57,120	—
Severstal PAO GDR (b) (e)	5,724	—
Surgutneftegas PJSC ADR (b) (e)	34,802	—
VTB Bank PJSC (b) (e)	6,467	—
		—
SAUDI ARABIA — 5.0%
Al Rajhi Bank	6,038	171,521
Alinma Bank	4,481	34,462
Almarai Co. JSC	3,276	38,324
Arab National Bank	2,358	13,535
Security Description	Shares	Value
Arabian Internet & Communications Services Co.	869	$45,296
Bank AlBilad	1,523	10,999
Bank Al-Jazira	2,226	6,964
Banque Saudi Fransi	3,373	17,824
Bupa Arabia for Cooperative Insurance Co.	711	33,346
Co. for Cooperative Insurance	1,045	35,645
Dar Al Arkan Real Estate Development Co. (b)	5,203	25,165
Dr. Sulaiman Al Habib Medical Services Group Co.	1,947	134,068
Elm Co.	874	124,837
Etihad Etisalat Co.	5,836	101,554
Jarir Marketing Co.	25,357	95,411
Makkah Construction & Development Co.	666	14,988
Mouwasat Medical Services Co.	1,086	21,025
Riyad Bank	2,932	23,033
SABIC Agri-Nutrients Co.	2,209	85,356
SAL Saudi Logistics Services	268	11,927
Saudi Arabian Mining Co. (b)	831	14,350
Saudi Arabian Oil Co. (d)	77,076	562,778
Saudi Awwal Bank	1,906	18,945
Saudi Basic Industries Corp.	4,627	74,351
Saudi Energy Co.	10,487	47,313
Saudi National Bank	7,093	79,046
Saudi Tadawul Group Holding Co.	37	1,378
Saudi Telecom Co.	20,009	226,612
Yanbu National Petrochemical Co.	1,527	14,519
		2,084,572
SOUTH AFRICA — 3.0%
Absa Group Ltd.	3,350	47,202
Bid Corp. Ltd.	524	12,477
Bidvest Group Ltd. (a)	854	11,353
Capitec Bank Holdings Ltd.	779	187,604
Clicks Group Ltd.	2,461	41,616
Discovery Ltd.	655	9,501
FirstRand Ltd. (a)	8,758	44,073
Gold Fields Ltd.	9,483	421,313
Harmony Gold Mining Co. Ltd.	5,591	83,616
Impala Platinum Holdings Ltd.	864	12,060
MTN Group Ltd.	3,030	34,597
Naspers Ltd. Class N	635	31,976
Nedbank Group Ltd.	1,277	19,901
OUTsurance Group Ltd.	5,456	22,184
Remgro Ltd.	1,226	13,504
Sanlam Ltd.	14,287	74,266
Sasol Ltd. (b)	4,530	59,642
Shoprite Holdings Ltd.	997	16,064
Sibanye Stillwater Ltd.	3,326	9,917
Standard Bank Group Ltd.	3,162	56,239
Valterra Platinum Ltd.	421	34,457
Vodacom Group Ltd.	1,047	8,827
		1,252,389
See accompanying notes to financial statements.

STATE STREET SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
SOUTH KOREA — 10.3%
Amorepacific Corp.	39	$3,493
APR Corp.	455	100,111
Celltrion, Inc.	421	54,204
DB Insurance Co. Ltd.	175	18,715
Doosan Enerbility Co. Ltd. (b)	90	5,394
Hana Financial Group, Inc.	1,221	84,979
Hankook Tire & Technology Co. Ltd.	291	10,279
Hanmi Semiconductor Co. Ltd.	435	71,286
Hanwha Aerospace Co. Ltd.	66	53,820
HD Hyundai Co. Ltd.	165	25,747
HD Hyundai Electric Co. Ltd.	196	106,468
HD Hyundai Heavy Industries Co. Ltd.	80	24,288
HD Hyundai Marine Solution Co. Ltd.	126	14,775
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	42	9,433
HMM Co. Ltd.	2,025	25,874
HYBE Co. Ltd.	73	14,251
Hyosung Heavy Industries Corp.	21	33,673
Hyundai Engineering & Construction Co. Ltd.	315	29,224
Hyundai Glovis Co. Ltd.	126	17,070
Hyundai Mobis Co. Ltd.	297	73,297
Hyundai Motor Co.	619	180,044
Hyundai Motor Co. Preference Shares (c)	232	35,217
Hyundai Motor Co. Preference Shares (c)	328	49,040
Hyundai Rotem Co. Ltd.	365	40,393
Industrial Bank of Korea	1,901	26,498
Kakao Corp.	250	7,476
KB Financial Group, Inc.	120	11,117
KB Financial Group, Inc. ADR	1,015	101,226
Kia Corp.	1,143	108,356
Korea Aerospace Industries Ltd.	417	44,840
Korea Electric Power Corp.	1,000	27,193
Korea Electric Power Corp. ADR	2,984	42,522
Korea Investment Holdings Co. Ltd.	106	14,014
Korean Air Lines Co. Ltd.	393	6,043
Krafton, Inc.	88	14,651
KT&G Corp.	862	89,596
LG Chem Ltd.	133	25,964
LG Corp.	336	18,164
LG Display Co. Ltd. (b)	3,122	22,116
LG Display Co. Ltd. ADR (b)	1,546	5,998
LG Electronics, Inc.	650	44,814
LG Uplus Corp.	3,986	40,416
LIG Nex1 Co. Ltd.	98	39,094
Meritz Financial Group, Inc. (b)	200	14,546
Mirae Asset Securities Co. Ltd.	431	17,334
NAVER Corp.	184	24,207
POSCO Holdings, Inc.	224	48,627
POSCO Holdings, Inc. ADR	640	37,434
Posco International Corp.	58	2,708
Samsung Biologics Co. Ltd. (b) (d)	104	102,123
Security Description	Shares	Value
Samsung C&T Corp.	435	$71,996
Samsung Electro-Mechanics Co. Ltd.	472	125,577
Samsung Electronics Co. Ltd.	8,490	926,797
Samsung Electronics Co. Ltd. Preference Shares	3,355	249,711
Samsung Fire & Marine Insurance Co. Ltd.	70	20,132
Samsung Heavy Industries Co. Ltd. (b)	100	1,596
Samsung Life Insurance Co. Ltd.	121	16,629
Samsung SDI Co. Ltd. (b)	169	45,018
Samsung SDS Co. Ltd.	930	91,139
Samyang Foods Co. Ltd.	44	34,473
Shinhan Financial Group Co. Ltd.	263	15,059
Shinhan Financial Group Co. Ltd. ADR	1,360	83,395
SK Hynix, Inc.	622	327,721
SK Innovation Co. Ltd.	227	16,110
SK Square Co. Ltd. (b)	62	18,884
SK Telecom Co. Ltd.	2,134	106,446
SK, Inc.	317	62,297
S-Oil Corp. (b)	135	9,281
Woori Financial Group, Inc.	3,106	64,993
Yuhan Corp.	53	3,280
		4,308,686
TAIWAN — 21.8%
Accton Technology Corp.	5,000	236,159
Advantech Co. Ltd.	11,220	111,779
Alchip Technologies Ltd.	1,000	77,729
ASE Technology Holding Co. Ltd.	10,124	104,027
Asia Cement Corp.	10,200	11,071
Asia Vital Components Co. Ltd.	3,000	186,738
Asustek Computer, Inc.	1,000	17,172
Catcher Technology Co. Ltd.	15,000	88,208
Cathay Financial Holding Co. Ltd.	17,179	37,775
Chailease Holding Co. Ltd.	1,935	6,628
Chang Hwa Commercial Bank Ltd.	35,876	22,892
China Steel Corp.	16,440	9,719
Chroma ATE, Inc.	6,000	274,945
Chunghwa Telecom Co. Ltd.	49,540	206,094
Compal Electronics, Inc.	27,000	22,760
CTBC Financial Holding Co. Ltd.	26,900	43,164
Delta Electronics, Inc.	21,623	933,367
E Ink Holdings, Inc.	1,000	4,270
E.Sun Financial Holding Co. Ltd.	88,720	88,109
Elite Material Co. Ltd.	3,000	243,979
eMemory Technology, Inc.	1,000	82,265
Eva Airways Corp.	12,000	12,743
Evergreen Marine Corp. Taiwan Ltd.	6,626	41,348
Far Eastern New Century Corp.	8,560	7,042
Far EasTone Telecommunications Co. Ltd.	51,449	147,894
First Financial Holding Co. Ltd.	151,031	133,221
Formosa Chemicals & Fibre Corp.	10,000	14,060
Formosa Plastics Corp.	11,000	15,793
See accompanying notes to financial statements.

STATE STREET SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Fortune Electric Co. Ltd.	1,320	$32,494
Fubon Financial Holding Co. Ltd.	15,055	40,498
Gigabyte Technology Co. Ltd.	1,000	6,960
Global Unichip Corp.	1,000	67,720
Gold Circuit Electronics Ltd.	3,000	80,701
Hon Hai Precision Industry Co. Ltd.	24,730	145,038
Hon Precision, Inc.	1,000	109,634
Hua Nan Financial Holdings Co. Ltd.	82,241	85,405
Innolux Corp.	40,857	30,480
International Games System Co. Ltd.	2,000	47,107
Inventec Corp.	6,000	7,516
Jentech Precision Industrial Co. Ltd.	1,000	118,705
KGI Financial Holding Co. Ltd.	19,493	11,737
King Slide Works Co. Ltd.	1,000	99,312
King Yuan Electronics Co. Ltd.	3,000	24,492
Lite-On Technology Corp.	1,952	8,579
Lotes Co. Ltd.	1,000	64,123
MediaTek, Inc.	14,877	693,360
Mega Financial Holding Co. Ltd.	79,385	95,476
Nan Ya Plastics Corp.	6,000	13,869
Novatek Microelectronics Corp.	9,000	106,834
Pegatron Corp.	6,000	14,301
President Chain Store Corp.	18,000	126,400
Quanta Computer, Inc.	27,000	235,205
Realtek Semiconductor Corp.	7,000	104,661
Shanghai Commercial & Savings Bank Ltd.	13,295	16,218
SinoPac Financial Holdings Co. Ltd.	19,327	18,559
Taiwan Business Bank	93,560	43,897
Taiwan Cooperative Financial Holding Co. Ltd.	198,146	145,340
Taiwan High Speed Rail Corp.	33,000	27,199
Taiwan Mobile Co. Ltd.	51,542	175,730
Taiwan Semiconductor Manufacturing Co. Ltd.	47,495	2,614,676
TCC Group Holdings Co. Ltd.	22,019	15,841
TS Financial Holding Co. Ltd.	39,397	28,528
Unimicron Technology Corp.	2,067	28,739
Uni-President Enterprises Corp.	32,164	71,431
United Microelectronics Corp.	89,000	157,288
Vanguard International Semiconductor Corp.	3,274	11,879
Wan Hai Lines Ltd.	1,100	2,653
Wistron Corp.	7,000	26,822
Wiwynn Corp.	1,000	103,222
Yageo Corp.	4,552	34,670
Yang Ming Marine Transport Corp.	16,000	26,024
Yuanta Financial Holding Co. Ltd.	25,480	35,666
Zhen Ding Technology Holding Ltd.	3,000	19,377
		9,155,317
THAILAND — 1.8%
Advanced Info Service PCL	18,322	207,220
Airports of Thailand PCL NVDR	3,270	5,156
Bangkok Dusit Medical Services PCL Class F	74,292	42,350
Security Description	Shares	Value
Bumrungrad Hospital PCL	5,264	$26,017
Charoen Pokphand Foods PCL	13,386	8,483
CP ALL PCL	12,461	17,191
Delta Electronics Thailand PCL	27,600	216,749
Gulf Development PCL	32,500	58,388
Kasikornbank PCL	3,400	19,691
Krung Thai Bank PCL	20,768	22,040
Minor International PCL	885	580
Minor International PCL NVDR	2,061	1,350
PTT Exploration & Production PCL	5,628	27,560
PTT PCL	43,760	46,440
SCB X PCL	2,475	10,806
Siam Cement PCL	3,124	19,608
Siam Cement PCL NVDR	1,200	7,532
True Corp. PCL	13,965	6,097
		743,258
TURKEY — 0.7%
Akbank TAS	8,503	12,617
Aselsan Elektronik Sanayi Ve Ticaret AS	21,585	155,409
BIM Birlesik Magazalar AS	1,944	29,851
Eregli Demir ve Celik Fabrikalari TAS	6,625	4,203
Ford Otomotiv Sanayi AS	3,504	7,964
Haci Omer Sabanci Holding AS	5,642	11,340
KOC Holding AS	3,196	13,997
Turk Hava Yollari AO	5,050	33,407
Turkcell Iletisim Hizmetleri AS	1,590	3,786
Turkiye Is Bankasi AS Class C	26,417	7,822
Turkiye Petrol Rafinerileri AS	2,970	17,244
Yapi ve Kredi Bankasi AS (b)	15,885	11,792
		309,432
UNITED ARAB EMIRATES — 2.3%
Abu Dhabi Commercial Bank PJSC	5,987	20,145
Abu Dhabi Islamic Bank PJSC	15,819	88,714
Abu Dhabi National Oil Co. for Distribution PJSC	78,427	80,919
ADNOC Drilling Co. PJSC	46,662	65,040
Adnoc Gas PLC	58,323	50,808
Aldar Properties PJSC (b)	11,560	24,515
Dubai Electricity & Water Authority PJSC	59,401	43,500
Dubai Islamic Bank PJSC (b)	68,503	136,510
Emaar Development PJSC	11,046	40,596
Emaar Properties PJSC	11,188	35,635
Emirates NBD Bank PJSC	16,378	119,269
Emirates Telecommunications Group Co. PJSC	27,476	139,426
First Abu Dhabi Bank PJSC	16,696	77,269
Salik Co. PJSC	32,665	45,263
		967,609
UNITED STATES — 0.2%
JBS NV Class A (b)	4,849	87,088
See accompanying notes to financial statements.

STATE STREET SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Legend Biotech Corp. ADR (b)	135	$2,442
		89,530
TOTAL COMMON STOCKS (Cost $31,105,075)		41,622,162
PREFERRED STOCKS — 0.1%
BRAZIL — 0.1%
Axia Energia Class B, Preference Shares 6.42%	1,287	15,818
Axia Energia Class C, Preference Shares (b)	730	7,918
		23,736
COLOMBIA — 0.0% *
Grupo Cibest SA Preference Shares 7.61%	1,085	20,021
INDIA — 0.0% *
TVS Motor Co. Ltd. 6.00%	2,040	220
TOTAL PREFERRED STOCKS (Cost $28,995)		43,977
SHORT-TERM INVESTMENTS — 1.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.64% (f) (g)	50,885	50,885
State Street Navigator Securities Lending Portfolio II (h) (i)	758,318	758,318
TOTAL SHORT-TERM INVESTMENTS (Cost $809,203)		809,203
TOTAL INVESTMENTS — 101.4% (Cost $31,943,273)		42,475,342
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.4)%		(578,356)
NET ASSETS — 100.0%		$41,896,986

(a)	All or a portion of the shares of the security are on loan at March 31, 2026.
(b)	Non-income producing security.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)
Securities purchased pursuant to Rule 144A of the
Securities Act of 1933, as amended. These securities,
which represent 5.1% of net assets as of March 31, 2026,
may be resold in transactions exempt from registration,
normally to qualified institutional buyers.

(e)
Fair valued as determined in good faith by the Trust's
Oversight Committee in accordance with policy and
procedures approved by the Board of Trustees. Security
value is determined based on significant unobservable
inputs and is classified as Level 3. As of March 31, 2026,
total aggregate fair value of the securities is $0,
representing 0.00% of the Fund's net assets.

(f)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended March 31, 2026
are shown in the Affiliate Table below.

(g)	The rate shown is the annualized seven-day yield at March 31, 2026.
(h)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2026 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.

*	Amount is less than 0.05% of net assets.

Abbreviations:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$40,892,942	$729,220	$0 (a)	$41,622,162
Preferred Stocks	43,977	—	—	43,977
Short-Term Investments	809,203	—	—	809,203
TOTAL INVESTMENTS	$41,746,122	$729,220	$0	$42,475,342

(a)	The Fund held Level 3 securities that were valued at $0 at March 31, 2026.
See accompanying notes to financial statements.

STATE STREET SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Sector Breakdown as of March 31, 2026

% of Net Assets
Information Technology	29.6%
Financials	21.3
Consumer Discretionary	8.3
Communication Services	7.3
Consumer Staples	6.8
Industrials	6.1
Materials	6.1
Energy	6.0
Health Care	3.7
Utilities	3.4
Real Estate	0.9
Short-Term Investments	1.9
Liabilities in Excess of Other Assets	(1.4)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/25	Value at 9/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/26	Value at 3/31/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	174,489	$174,489	$1,666,234	$1,789,838	$—	$—	50,885	$50,885	$2,533
State Street Navigator Securities Lending Portfolio II	980,338	980,338	4,690,265	4,912,285	—	—	758,318	758,318	13,330
Total		$1,154,827	$6,356,499	$6,702,123	$—	$—		$809,203	$15,863
See accompanying notes to financial statements.

STATE STREET SPDR S&P EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.5%
ARGENTINA — 0.1%
Vista Energy SAB de CV ADR (a)	151	$11,396
BRAZIL — 7.5%
Allos SA	500	2,905
Ambev SA	4,500	13,142
Auren Energia SA	800	1,829
Axia Energia	1,200	13,457
Azzas 2154 SA	200	984
B3 SA - Brasil Bolsa Balcao	6,300	22,199
Banco Bradesco SA	800	2,560
Banco Bradesco SA Preference Shares	6,000	22,026
Banco BTG Pactual SA	1,529	16,482
Banco do Brasil SA	2,600	11,452
Banco do Estado do Rio Grande do Sul SA Preference Shares	800	2,643
Banco Santander Brasil SA	500	2,934
Bradespar SA Preference Shares	500	2,208
Braskem SA Preference Shares (a)	500	900
Brava Energia (a)	500	1,970
Caixa Seguridade Participacoes SA	600	2,108
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	611	18,515
Cia de Saneamento de Minas Gerais Copasa MG	500	5,525
Cia De Sanena Do Parana	300	2,558
Cia Energetica de Minas Gerais	600	1,925
Cia Energetica de Minas Gerais Preference Shares	2,000	4,830
Cia Paranaense de Energia - Copel	2,300	6,796
Cia Siderurgica Nacional SA (a)	800	970
Cosan SA (a)	1,754	1,807
Cury Construtora e Incorporadora SA	311	2,107
Cyrela Brazil Realty SA Empreendimentos e Participacoes	500	2,616
Dexco SA (a)	1,184	1,068
Direcional Engenharia SA	900	2,292
Embraer SA	800	11,789
Energisa SA	530	5,324
Eneva SA (a)	1,744	8,196
Engie Brasil Energia SA	240	1,509
Equatorial SA	1,102	8,604
Fleury SA	600	1,830
Gerdau SA Preference Shares	1,500	5,458
GPS Participacoes e Empreendimentos SA (b)	642	2,053
Grupo Mateus SA	1,100	990
Hapvida Participacoes e Investimentos SA (a) (b)	246	476
Hypera SA	500	2,229
Hypera SA (a)	3	14
Iguatemi SA	500	2,675
Inter & Co., Inc. BDR	223	1,764
Itau Unibanco Holding SA Preference Shares	5,852	48,726
Security Description	Shares	Value
Itausa SA Preference Shares	6,434	$17,225
Klabin SA	7	26
Localiza Rent a Car SA	1,100	9,896
Lojas Renner SA	1,280	3,667
M Dias Branco SA	300	1,322
Magazine Luiza SA	620	1,041
Marcopolo SA Preference Shares	1,280	1,520
MBRF Global Foods Co. SA	600	2,486
Metalurgica Gerdau SA Preference Shares	1,199	1,961
Motiva Infraestrutura de Mobilidade SA	1,100	3,330
Multiplan Empreendimentos Imobiliarios SA	300	1,827
Natura Cosmeticos SA (a)	1,100	2,199
Neoenergia SA	500	3,193
NU Holdings Ltd. Class A (a)	2,868	41,213
Pagseguro Digital Ltd. Class A	302	3,026
Petroleo Brasileiro SA - Petrobras	4,200	43,360
Petroleo Brasileiro SA - Petrobras Preference Shares	4,100	38,213
Petroreconcavo SA	500	1,343
Porto Seguro SA	300	2,902
PRIO SA (a)	900	11,411
Raia Drogasil SA	1,216	5,479
Rede D'Or Sao Luiz SA (b)	1,200	8,955
Rumo SA	1,500	4,668
Sao Martinho SA	300	1,218
Sendas Distribuidora SA	1,700	3,086
SLC Agricola SA	537	1,924
Smartfit Escola de Ginastica e Danca SA	514	1,886
StoneCo Ltd. Class A (a)	302	4,264
Suzano SA	800	7,951
Telefonica Brasil SA	860	6,790
TIM SA	900	4,733
TOTVS SA	600	4,015
Ultrapar Participacoes SA	900	4,950
Unipar Carbocloro SA Preference Shares	200	2,390
Usinas Siderurgicas de Minas Gerais SA Usiminas Preference Shares (a)	1,400	1,807
Vale SA	3,800	60,020
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	1,100	784
Vibra Energia SA	1,463	8,859
Vivara Participacoes SA	300	1,488
VTEX Class A (a)	302	1,208
WEG SA	1,700	16,606
XP, Inc. BDR	414	7,754
		624,441
CAYMAN ISLANDS — 0.0% *
Patria Investments Ltd. Class A	151	1,903
CHILE — 0.9%
Aguas Andinas SA Class A	4,870	1,846
Banco de Chile	46,647	8,399
See accompanying notes to financial statements.

STATE STREET SPDR S&P EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Banco de Credito e Inversiones SA	94	$6,040
Banco Itau Chile SA	134	2,763
Banco Santander Chile	68,123	5,595
Cencosud SA	1,392	3,770
Cencosud Shopping SA	873	2,257
Cia Cervecerias Unidas SA	260	1,470
Cia Sud Americana de Vapores SA	21,565	1,120
Colbun SA	11,611	1,617
Embotelladora Andina SA Preference Shares	469	1,966
Empresas CMPC SA	1,300	1,754
Empresas Copec SA	411	2,817
Enel Americas SA	12,504	1,062
Enel Chile SA	30,249	2,316
Falabella SA	903	5,484
Latam Airlines Group SA	209,752	5,124
Parque Arauco SA	894	3,619
Quinenco SA	432	1,996
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares (a)	165	13,245
Vina Concha y Toro SA	1,227	1,162
		75,422
COLOMBIA — 0.2%
Cementos Argos SA	461	1,479
Ecopetrol SA	5,564	4,258
Grupo Argos SA	7	32
Grupo Cibest SA	206	4,781
Interconexion Electrica SA ESP	357	2,732
		13,282
CZECH REPUBLIC — 0.3%
CEZ AS	195	10,975
Komercni Banka AS	92	4,656
Moneta Money Bank AS (b)	613	5,307
		20,938
EGYPT — 0.1%
Commercial International Bank - Egypt (CIB)	3,224	7,147
Eastern Co. SAE	3,212	2,051
EFG Holding SAE (a)	3,081	1,420
Talaat Moustafa Group	1,280	1,748
U Consumer Finance (a)	613	117
		12,483
GREECE — 1.0%
Aegean Airlines SA	124	1,686
Allwyn AG	202	3,047
Alpha Bank SA	2,519	9,201
Eurobank SA Class A	2,921	11,470
GEK Terna SA	77	3,004
Hellenic Telecommunications Organization SA	213	4,005
Jumbo SA	133	3,368
LAMDA Development SA (a)	193	1,330
Metlen Energy & Metals PLC (a)	119	4,585
Security Description	Shares	Value
Motor Oil Hellas Corinth Refineries SA	88	$3,863
National Bank of Greece SA	652	9,943
Optima bank SA	326	3,193
Piraeus Bank SA	1,208	9,724
Public Power Corp. SA	276	5,711
Star Bulk Carriers Corp.	151	3,468
Tsakos Energy Navigation Ltd.	151	5,958
		83,556
HUNGARY — 0.5%
Magyar Telekom Telecommunications PLC	519	3,198
MOL Hungarian Oil & Gas PLC	483	5,701
OTP Bank Nyrt	254	26,843
Richter Gedeon Nyrt	146	5,157
		40,899
INDIA — 22.7%
360 ONE WAM Ltd.	343	3,434
Aarti Industries Ltd.	551	2,318
ABB India Ltd.	74	4,636
ACC Ltd.	139	1,839
Adani Energy Solutions Ltd. (a)	402	3,962
Adani Enterprises Ltd.	350	6,490
Adani Green Energy Ltd. (a)	423	3,599
Adani Ports & Special Economic Zone Ltd.	789	10,919
Adani Power Ltd. (a)	5,306	8,415
Adani Total Gas Ltd.	411	2,210
Aditya Birla Fashion & Retail Ltd. (a)	608	345
Aditya Birla Lifestyle Brands Ltd. (a)	918	854
Aditya Birla Real Estate Ltd.	112	1,326
Affle 3i Ltd. (a)	231	3,529
AIA Engineering Ltd.	74	2,837
Ajanta Pharma Ltd.	100	2,957
Alkem Laboratories Ltd.	54	3,017
Amara Raja Energy & Mobility Ltd.	248	1,758
Amber Enterprises India Ltd. (a)	66	4,557
Ambuja Cements Ltd.	1,007	4,260
Anant Raj Ltd.	445	1,903
Angel One Ltd.	1,238	2,970
Apar Industries Ltd.	33	3,438
APL Apollo Tubes Ltd.	251	5,126
Apollo Hospitals Enterprise Ltd.	110	8,604
Apollo Tyres Ltd.	587	2,552
Ashok Leyland Ltd.	4,933	8,016
Asian Paints Ltd.	466	10,638
Astral Ltd.	217	3,658
Atul Ltd.	41	2,753
AU Small Finance Bank Ltd. (b)	510	4,531
Aurobindo Pharma Ltd.	319	4,387
Avenue Supermarts Ltd. (a) (b)	163	6,800
Axis Bank Ltd.	2,541	31,111
AXISCADES Technologies Ltd. (a)	208	3,321
Bajaj Auto Ltd.	80	7,407
Bajaj Finance Ltd.	2,959	25,006
See accompanying notes to financial statements.

STATE STREET SPDR S&P EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Bajaj Finserv Ltd.	377	$6,486
Bajaj Holdings & Investment Ltd.	39	3,596
Balkrishna Industries Ltd.	112	2,460
Bandhan Bank Ltd. (b)	1,654	2,465
Bank of Baroda	1,487	3,882
BASF India Ltd.	41	1,389
Bata India Ltd.	226	1,448
Berger Paints India Ltd.	521	2,252
Bharat Electronics Ltd.	4,584	19,363
Bharat Forge Ltd.	368	6,497
Bharat Heavy Electricals Ltd.	2,000	5,177
Bharat Petroleum Corp. Ltd.	1,525	4,518
Bharti Airtel Ltd.	2,962	55,662
Biocon Ltd.	987	3,756
Birlasoft Ltd.	543	1,904
Blue Star Ltd.	226	3,838
Bosch Ltd.	12	3,637
Brigade Enterprises Ltd.	258	1,770
Britannia Industries Ltd.	109	6,232
Canara Bank	3,178	4,136
Carborundum Universal Ltd.	234	1,914
Cartrade Tech Ltd. (a)	192	3,340
Castrol India Ltd.	1,321	2,417
Cello World Ltd.	358	1,466
CESC Ltd.	1,606	2,543
CG Power & Industrial Solutions Ltd.	898	6,202
Chambal Fertilisers & Chemicals Ltd.	590	2,654
Cholamandalam Financial Holdings Ltd.	154	2,217
Cholamandalam Investment & Finance Co. Ltd.	510	7,284
Cipla Ltd.	593	7,654
CMS Info Systems Ltd.	546	1,529
Coal India Ltd.	2,450	11,635
Cochin Shipyard Ltd. (b)	189	2,377
Coforge Ltd.	491	5,770
Cohance Lifesciences Ltd. (a)	269	855
Colgate-Palmolive India Ltd.	148	2,791
Computer Age Management Services Ltd.	438	2,890
Concord Biotech Ltd.	163	1,750
Container Corp. of India Ltd.	439	1,968
Coromandel International Ltd.	193	3,886
Crompton Greaves Consumer Electricals Ltd.	1,152	2,716
Cummins India Ltd.	199	9,442
Cyient Ltd.	169	1,341
Dabur India Ltd.	657	2,843
Dalmia Bharat Ltd.	165	3,095
Deepak Nitrite Ltd.	137	1,859
Delhivery Ltd. (a)	771	3,387
Divi's Laboratories Ltd.	137	8,590
Dixon Technologies India Ltd.	53	5,405
DLF Ltd.	836	4,443
Dr. Lal PathLabs Ltd. (b)	190	2,628
Dr. Reddy's Laboratories Ltd.	626	8,282
Security Description	Shares	Value
Eicher Motors Ltd.	166	$11,527
EID Parry India Ltd. (a)	371	3,033
Elgi Equipments Ltd.	477	2,349
Emami Ltd.	432	1,792
Embassy Office Parks REIT	829	3,673
Escorts Kubota Ltd.	77	2,225
Eternal Ltd. (a)	7,810	18,855
Exide Industries Ltd.	771	2,340
Federal Bank Ltd.	2,459	6,725
Finolex Cables Ltd.	228	1,867
Firstsource Solutions Ltd.	1,034	2,228
Five-Star Business Finance Ltd.	391	1,455
Force Motors Ltd.	20	4,092
Fortis Healthcare Ltd.	812	6,806
FSN E-Commerce Ventures Ltd. (a)	1,984	4,916
GAIL India Ltd.	3,161	4,589
GE Vernova T&D India Ltd.	192	7,369
GlaxoSmithKline Pharmaceuticals Ltd.	118	2,840
Glenmark Pharmaceuticals Ltd.	211	4,742
GMR Airports Ltd. (a)	4,689	4,190
Godfrey Phillips India Ltd.	92	1,817
Godrej Consumer Products Ltd.	451	4,683
Godrej Properties Ltd. (a)	166	2,575
Grasim Industries Ltd.	367	9,897
Great Eastern Shipping Co. Ltd.	269	4,012
Grindwell Norton Ltd.	134	1,912
Gujarat Fluorochemicals Ltd.	75	2,395
Happiest Minds Technologies Ltd.	400	1,523
Havells India Ltd.	335	4,205
HCL Technologies Ltd.	1,165	16,479
HDFC Asset Management Co. Ltd. (b)	269	6,286
HDFC Bank Ltd.	12,351	95,261
HDFC Life Insurance Co. Ltd. (b)	1,131	7,042
Hero MotoCorp Ltd.	162	8,648
HFCL Ltd.	2,178	1,558
Himadri Speciality Chemical Ltd.	485	2,258
Hindalco Industries Ltd.	1,638	15,274
Hindustan Aeronautics Ltd.	245	9,008
Hindustan Copper Ltd.	927	4,432
Hindustan Petroleum Corp. Ltd.	780	2,758
Hindustan Unilever Ltd.	945	20,476
Hitachi Energy India Ltd.	23	5,877
Honeywell Automation India Ltd.	8	2,220
ICICI Bank Ltd.	5,696	72,419
ICICI Lombard General Insurance Co. Ltd. (b)	297	5,356
ICICI Prudential Life Insurance Co. Ltd. (b)	515	2,767
IDFC First Bank Ltd.	10,303	6,393
Indian Bank	614	5,475
Indian Energy Exchange Ltd. (b)	1,549	1,874
Indian Hotels Co. Ltd.	1,159	6,977
Indian Oil Corp. Ltd.	4,292	6,127
Indian Railway Catering & Tourism Corp. Ltd.	462	2,409
See accompanying notes to financial statements.

STATE STREET SPDR S&P EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Indian Railway Finance Corp. Ltd. (b)	2,353	$2,164
Indian Renewable Energy Development Agency Ltd. (a)	1,402	1,611
Indraprastha Gas Ltd.	1,156	1,775
Indus Towers Ltd. (a)	1,677	7,393
IndusInd Bank Ltd. (a)	643	5,101
Info Edge India Ltd.	521	5,316
Infosys Ltd.	3,905	51,488
Inox Wind Ltd. (a)	1,439	1,145
InterGlobe Aviation Ltd. (b)	201	8,357
Ipca Laboratories Ltd.	217	3,663
ITC Hotels Ltd. (a)	202	294
ITC Ltd.	2,338	7,092
JB Chemicals & Pharmaceuticals Ltd.	177	3,852
Jindal Stainless Ltd.	447	3,351
Jindal Steel Ltd.	462	5,422
Jio Financial Services Ltd.	3,913	9,245
JK Cement Ltd.	80	4,285
JSW Energy Ltd.	687	3,416
JSW Steel Ltd.	1,007	11,918
Jubilant Foodworks Ltd.	503	2,302
Kajaria Ceramics Ltd.	219	2,124
Kalpataru Projects International Ltd.	240	2,676
Kalyan Jewellers India Ltd.	491	1,946
Kaynes Technology India Ltd. (a)	59	2,133
KEC International Ltd.	308	1,660
KEI Industries Ltd.	98	4,172
Kotak Mahindra Bank Ltd.	5,985	22,300
KPIT Technologies Ltd.	282	1,887
Krishna Institute of Medical Sciences Ltd. (a) (b)	581	3,807
Kwality Wall's India Ltd. (a)	626	148
L&T Technology Services Ltd. (b)	60	1,975
Larsen & Toubro Ltd.	729	26,932
Laurus Labs Ltd. (b)	690	7,222
LIC Housing Finance Ltd.	506	2,642
Life Insurance Corp. of India	154	1,178
Linde India Ltd.	38	2,742
Lloyds Metals & Energy Ltd.	329	4,411
Lodha Developers Ltd. (b)	376	2,684
LTIMindtree Ltd. (b)	116	4,909
Lupin Ltd.	308	7,514
Mahindra & Mahindra Financial Services Ltd.	1,097	3,309
Mahindra & Mahindra Ltd.	1,031	32,117
MakeMyTrip Ltd. (a)	151	5,631
Mankind Pharma Ltd.	130	2,749
Marico Ltd.	557	4,322
Maruti Suzuki India Ltd.	145	18,813
Max Financial Services Ltd. (a)	383	6,019
Max Healthcare Institute Ltd.	907	9,202
Mazagon Dock Shipbuilders Ltd.	154	3,353
Motherson Sumi Wiring India Ltd.	6,884	2,678
Mphasis Ltd.	186	4,026
MRF Ltd.	3	4,064
Security Description	Shares	Value
Multi Commodity Exchange of India Ltd.	279	$7,029
Muthoot Finance Ltd.	165	5,497
Natco Pharma Ltd.	231	2,373
National Aluminium Co. Ltd.	1,516	6,171
Navin Fluorine International Ltd.	89	5,783
NBCC India Ltd.	2,690	2,199
NCC Ltd.	1,063	1,468
Nestle India Ltd.	631	7,816
NHPC Ltd.	4,201	3,265
Nippon Life India Asset Management Ltd. (b)	472	3,989
NMDC Ltd.	4,900	3,940
NTPC Ltd.	5,309	20,747
Oberoi Realty Ltd.	199	2,977
Oil & Natural Gas Corp. Ltd.	2,981	8,946
Oil India Ltd.	765	3,835
One 97 Communications Ltd. (a)	465	4,702
Oracle Financial Services Software Ltd.	39	2,768
Page Industries Ltd.	11	3,685
Patanjali Foods Ltd.	571	2,768
PB Fintech Ltd. (a)	436	6,563
Persistent Systems Ltd.	157	8,073
Petronet LNG Ltd.	983	2,575
Phoenix Mills Ltd.	273	4,336
PI Industries Ltd.	101	2,895
Pidilite Industries Ltd.	344	4,660
Piramal Pharma Ltd.	1,411	2,031
Polycab India Ltd.	69	4,978
Poonawalla Fincorp Ltd. (a)	806	3,131
Power Finance Corp. Ltd.	1,765	7,062
Power Grid Corp. of India Ltd.	4,501	14,051
Prestige Estates Projects Ltd.	255	3,029
Procter & Gamble Hygiene & Health Care Ltd.	2	197
Punjab National Bank	3,446	3,654
PVR Inox Ltd. (a)	196	1,898
Radico Khaitan Ltd.	155	4,297
Rail Vikas Nigam Ltd.	758	1,995
REC Ltd.	1,534	4,934
Redington Ltd.	1,736	3,660
Reliance Industries Ltd.	7,469	105,827
Reliance Power Ltd. (a)	6,319	1,356
Safari Industries India Ltd.	133	2,007
Samvardhana Motherson International Ltd.	5,575	6,176
SBI Cards & Payment Services Ltd.	420	2,814
SBI Life Insurance Co. Ltd. (b)	522	9,781
Schaeffler India Ltd.	82	3,324
Shree Cement Ltd.	12	2,912
Shriram Finance Ltd.	1,676	15,410
Siemens Ltd. (a)	110	3,404
SKF India Industrial Ltd. (a)	59	1,296
SKF India Ltd.	59	879
Solar Industries India Ltd.	36	4,583
See accompanying notes to financial statements.

STATE STREET SPDR S&P EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Sona Blw Precision Forgings Ltd. (b)	661	$3,356
Sonata Software Ltd.	509	1,125
SRF Ltd.	198	5,089
Star Health & Allied Insurance Co. Ltd. (a)	534	2,576
State Bank of India	1,932	19,950
Steel Authority of India Ltd.	2,295	3,664
Sun Pharmaceutical Industries Ltd.	1,091	20,212
Sundaram Finance Ltd.	92	4,244
Sundram Fasteners Ltd.	231	1,824
Supreme Industries Ltd.	89	3,514
Suzlon Energy Ltd. (a)	13,245	5,524
Swiggy Ltd. (a)	1,855	5,086
Syngene International Ltd. (b)	355	1,459
Tata Chemicals Ltd.	285	1,753
Tata Communications Ltd.	149	2,117
Tata Consultancy Services Ltd.	1,099	27,332
Tata Consumer Products Ltd.	660	7,061
Tata Elxsi Ltd.	56	2,348
Tata Motors Ltd./new (a)	2,113	8,795
Tata Motors Passenger Vehicles Ltd.	2,113	6,599
Tata Power Co. Ltd.	1,946	7,771
Tata Steel Ltd.	7,487	15,145
Tata Technologies Ltd.	296	1,589
Tech Mahindra Ltd.	767	11,192
Tejas Networks Ltd. (b)	273	1,112
Thermax Ltd.	65	2,235
Timken India Ltd.	85	2,890
Titan Co. Ltd.	491	20,455
Torrent Pharmaceuticals Ltd.	97	4,316
Torrent Power Ltd.	226	3,111
Trent Ltd.	219	7,610
Tube Investments of India Ltd.	137	3,636
TVS Motor Co. Ltd.	300	10,639
UltraTech Cement Ltd.	130	14,727
Union Bank of India Ltd.	2,658	4,601
United Breweries Ltd.	11	179
United Spirits Ltd.	332	4,266
UNO Minda Ltd.	322	3,502
UPL Ltd.	791	4,736
Varun Beverages Ltd.	1,389	5,625
Vedant Fashions Ltd.	239	884
Vedanta Ltd.	1,887	13,027
Vodafone Idea Ltd. (a)	32,126	2,889
Voltas Ltd.	317	4,254
Whirlpool of India Ltd.	142	1,182
Wipro Ltd.	3,547	7,017
Yes Bank Ltd. (a)	25,608	4,657
Zydus Lifesciences Ltd.	370	3,399
		1,895,685
INDONESIA — 1.9%
AKR Corporindo Tbk. PT	15,100	1,248
Alamtri Resources Indonesia Tbk. PT	15,800	2,399
Amman Mineral Internasional PT (a)	7,400	2,142
Aneka Tambang Tbk. PT	16,800	3,460
Astra International Tbk. PT	21,400	7,870
Security Description	Shares	Value
Bank Central Asia Tbk. PT	59,600	$22,620
Bank Jago Tbk. PT (a)	8,500	660
Bank Mandiri Persero Tbk. PT	50,300	13,970
Bank Negara Indonesia Persero Tbk. PT	16,800	3,717
Bank Rakyat Indonesia Persero Tbk. PT	79,700	15,617
Bank Syariah Indonesia Tbk. PT	8,500	1,055
Bank Tabungan Negara Persero Tbk. PT	16,800	1,241
Barito Pacific Tbk. PT (a)	31,400	2,522
Barito Renewables Energy Tbk. PT (a)	18,300	5,653
Bukit Asam Persero Tbk. PT	1,200	225
Bumi Resources Minerals Tbk. PT (a)	150,900	6,482
Bumi Resources Tbk. PT (a)	254,200	3,231
Bumi Serpong Damai Tbk. PT (a)	18,900	823
Bumitama Agri Ltd.	2,700	3,851
Chandra Asri Pacific Tbk. PT	7,700	2,152
Charoen Pokphand Indonesia Tbk. PT	8,000	1,930
Ciputra Development Tbk. PT	18,900	790
Dayamitra Telekomunikasi PT	37,700	1,209
Dian Swastatika Sentosa Tbk. PT (a)	1,500	5,825
Elang Mahkota Teknologi Tbk. PT	51,600	2,323
GoTo Gojek Tokopedia Tbk. PT (a)	1,156,400	3,470
Gudang Garam Tbk. PT	1,500	1,245
Indah Kiat Pulp & Paper Tbk. PT	3,000	1,792
Indocement Tunggal Prakarsa Tbk. PT	3,300	981
Indofood CBP Sukses Makmur Tbk. PT	2,400	1,038
Indofood Sukses Makmur Tbk. PT	300	112
Indosat Tbk. PT	10,300	1,267
Japfa Comfeed Indonesia Tbk. PT	13,700	1,894
Jasa Marga Persero Tbk. PT	4,400	795
Kalbe Farma Tbk. PT	21,900	1,250
Mayora Indah Tbk. PT	8,900	958
Medikaloka Hermina Tbk. PT	18,900	1,462
Merdeka Copper Gold Tbk. PT (a)	12,700	2,347
Mitra Adiperkasa Tbk. PT	15,100	1,071
Mitra Keluarga Karyasehat Tbk. PT	8,000	984
Pabrik Kertas Tjiwi Kimia Tbk. PT	3,200	1,676
Pacific Strategic Financial Tbk. PT (a)	21,600	1,443
Pakuwon Jati Tbk. PT	50,400	1,002
Pantai Indah Kapuk Dua Tbk. PT	3,764	1,667
Perusahaan Gas Negara Persero Tbk. PT	15,100	1,639
Petrindo Jaya Kreasi Tbk. PT	28,700	1,790
Sarana Menara Nusantara Tbk. PT	30,200	867
Semen Indonesia Persero Tbk. PT	5,900	854
Sumber Alfaria Trijaya Tbk. PT	19,800	1,724
Telkom Indonesia Persero Tbk. PT	52,400	9,435
Unilever Indonesia Tbk. PT	3,500	375
United Tractors Tbk. PT	1,700	3,106
See accompanying notes to financial statements.

STATE STREET SPDR S&P EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
XLSMART Telecom Sejahtera Tbk. PT	10,900	$1,892
		161,151
KUWAIT — 1.3%
A'ayan Leasing & Investment Co. KSCP	3,428	2,358
Agility Global PLC	11,195	4,206
Agility Public Warehousing Co. KSCC	423	172
Al Mazaya Holding Co. KSCP (a)	7,347	1,661
Alimtiaz Investment Group KSC (a)	10,209	1,368
Arabi Group Holding KSC (a) (c)	998	931
Arzan Financial Group for Financing & Investment KPSC	2,926	3,138
Combined Group Contracting Co. SAK	796	2,543
Commercial Real Estate Co. KSC	4,805	2,809
Gulf Bank KSCP	2,871	3,051
Gulf Cables & Electrical Industries Group Co. KSCP	397	2,558
Integrated Holding Co. KCSC	1,001	1,229
Kuwait Finance House KSCP	12,051	31,334
Kuwait International Bank KSCP	3,733	3,412
Kuwait Real Estate Co. KSC (a)	2,750	3,020
Mezzan Holding Co. KSCC	623	2,292
National Bank of Kuwait SAKP	9,958	29,495
National Investments Co. KSCP	2,399	2,154
National Real Estate Co. KPSC (a)	7,425	1,655
Salhia Real Estate Co. KSCP	1,244	1,587
Warba Bank KSCP	7,930	7,505
		108,478
MALAYSIA — 2.8%
Alliance Bank Malaysia Bhd.	2,041	2,430
AMMB Holdings Bhd.	2,700	4,394
Axiata Group Bhd.	3,900	2,129
Axis Real Estate Investment Trust	3,600	1,707
Bank Islam Malaysia Bhd.	2,600	1,541
Bursa Malaysia Bhd.	900	1,892
Carlsberg Brewery Malaysia Bhd. Class B	300	1,248
CelcomDigi Bhd.	4,100	2,997
Chin Hin Group Bhd. (a)	2,100	1,105
CIMB Group Holdings Bhd.	8,300	15,477
CTOS Digital Bhd.	5,100	781
D&O Green Technologies Bhd. (a)	1,500	163
Dialog Group Bhd.	4,800	2,596
Fraser & Neave Holdings Bhd.	300	2,223
Frontken Corp. Bhd.	1,800	1,663
Gamuda Bhd.	6,757	6,225
Genting Bhd.	2,400	1,322
Genting Plantations Bhd.	1,200	1,556
Greatech Technology Bhd. (a)	3,000	1,348
HAP Seng Consolidated Bhd.	1,700	1,134
Hartalega Holdings Bhd. (a)	1,700	483
Heineken Malaysia Bhd.	300	1,674
Hong Leong Bank Bhd.	800	4,327
Security Description	Shares	Value
Hong Leong Financial Group Bhd.	500	$2,341
IGB Real Estate Investment Trust	3,300	2,249
IHH Healthcare Bhd.	2,700	5,988
IJM Corp. Bhd.	3,000	1,623
Inari Amertron Bhd.	3,800	1,211
IOI Corp. Bhd.	3,500	3,648
IOI Properties Group Bhd.	3,300	2,706
Kossan Rubber Industries Bhd.	3,500	1,037
KPJ Healthcare Bhd.	3,500	2,956
Kuala Lumpur Kepong Bhd.	810	4,301
Mah Sing Group Bhd.	3,800	939
Malayan Banking Bhd.	7,800	21,884
Malaysian Pacific Industries Bhd.	200	1,422
Maxis Bhd.	2,900	2,578
MBSB Bhd.	8,000	1,284
Mega First Corp. Bhd.	1,500	1,060
MISC Bhd.	1,500	3,127
Mr. DIY Group M Bhd. (b)	4,700	1,776
Nestle Malaysia Bhd.	200	4,896
Pentamaster Corp. Bhd. (a)	1,700	1,243
Petronas Chemicals Group Bhd.	3,300	4,947
Petronas Dagangan Bhd.	500	2,697
Petronas Gas Bhd.	1,100	4,879
PPB Group Bhd.	900	2,667
Press Metal Aluminium Holdings Bhd.	4,500	8,891
Public Bank Bhd.	16,900	19,534
QL Resources Bhd.	2,050	1,873
RHB Bank Bhd.	2,000	4,169
Scientex Bhd.	1,500	1,256
SD Guthrie Bhd.	4,400	6,574
Sime Darby Bhd.	3,600	2,009
Sime Darby Property Bhd.	4,700	1,451
SP Setia Bhd. Group	5,300	1,132
Sunway Bhd.	2,600	3,082
Sunway Healthcare Holdings Bhd. Class B (a)	260	128
Sunway Real Estate Investment Trust	3,900	2,225
Syarikat Takaful Malaysia Keluarga Bhd.	1,800	1,467
Telekom Malaysia Bhd.	2,400	4,208
Tenaga Nasional Bhd.	3,000	10,299
TIME dotCom Bhd.	1,700	2,481
Top Glove Corp. Bhd.	6,900	1,176
United Plantations Bhd.	500	4,199
ViTrox Corp. Bhd.	1,800	1,867
VS Industry Bhd.	4,233	214
Westports Holdings Bhd.	1,507	2,207
Yinson Holdings Bhd.	2,900	1,612
YTL Corp. Bhd.	5,900	2,463
YTL Power International Bhd.	3,000	2,223
Zetrix Ai Bhd.	7,444	1,360
		231,974
MEXICO — 3.6%
Alsea SAB de CV	604	1,937
America Movil SAB de CV	22,341	28,209
Arca Continental SAB de CV (d)	453	5,190
See accompanying notes to financial statements.

STATE STREET SPDR S&P EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Banco del Bajio SA (b)	1,057	$3,257
Becle SAB de CV (d)	906	818
Betterware de Mexico SAPI de CV	151	2,546
Bolsa Mexicana de Valores SAB de CV	1,057	2,222
Cemex SAB de CV (d)	17,057	19,429
Coca-Cola Femsa SAB de CV (d)	504	4,880
Corp. Inmobiliaria Vesta SAB de CV (d)	906	3,013
El Puerto de Liverpool SAB de CV Class C1 (d)	302	1,803
Fibra Uno Administracion SA de CV REIT	3,019	4,881
Fomento Economico Mexicano SAB de CV	1,711	18,767
Genomma Lab Internacional SAB de CV Class B (d)	1,660	1,667
Gentera SAB de CV	1,359	3,817
Gruma SAB de CV Class B (d)	136	2,477
Grupo Aeroportuario del Centro Norte SAB de CV	302	4,300
Grupo Aeroportuario del Pacifico SAB de CV Class B (d)	430	10,538
Grupo Aeroportuario del Sureste SAB de CV Class B	204	6,830
Grupo Bimbo SAB de CV (d)	1,660	5,530
Grupo Carso SAB de CV (d)	604	4,507
Grupo Comercial Chedraui SA de CV (d)	302	1,763
Grupo Financiero Banorte SAB de CV Class O	2,868	31,599
Grupo Financiero Inbursa SAB de CV Class O	2,113	5,288
Grupo Mexico SAB de CV	3,472	36,934
Grupo Televisa SAB (d)	3,774	2,178
Industrias Penoles SAB de CV (a)	302	13,335
Kimberly-Clark de Mexico SAB de CV Class A (d)	755	1,776
La Comer SAB de CV	915	2,159
Megacable Holdings SAB de CV	755	2,606
Operadora De Sites Mexicanos SAB de CV Class A-1 (d)	1,811	1,722
Orbia Advance Corp. SAB de CV (a) (d)	1,359	1,626
Prologis Property Mexico SA de CV REIT	1,097	4,759
Promotora y Operadora de Infraestructura SAB de CV	219	3,518
Qualitas Controladora SAB de CV (d)	302	2,880
Regional SAB de CV	302	2,578
Sigma Foods SAB de CV (d)	4,352	4,318
Southern Copper Corp.	154	26,473
Ternium SA ADR	51	2,048
Wal-Mart de Mexico SAB de CV	5,132	16,555
		300,733
PERU — 0.7%
Cia de Minas Buenaventura SAA ADR	302	10,884
Security Description	Shares	Value
Credicorp Ltd.	151	$51,216
		62,100
PHILIPPINES — 0.6%
Aboitiz Equity Ventures, Inc.	2,600	1,275
Aboitiz Power Corp.	2,400	1,896
ACEN Corp.	15,000	728
Alliance Global Group, Inc.	9,500	1,404
AREIT, Inc.	2,300	1,496
Ayala Corp.	240	1,989
Ayala Land, Inc.	6,300	1,674
Bank of the Philippine Islands	2,310	3,799
BDO Unibank, Inc.	2,390	4,438
Bloomberry Resorts Corp. (a)	11,200	374
Century Pacific Food, Inc.	2,400	1,383
Converge Information & Communications Technology Solutions, Inc.	5,600	1,125
DMCI Holdings, Inc.	7,500	1,232
JG Summit Holdings, Inc.	3,600	1,636
Jollibee Foods Corp.	480	1,404
Manila Electric Co.	290	2,948
Metropolitan Bank & Trust Co.	2,040	2,132
Monde Nissin Corp. (b)	8,900	977
PLDT, Inc.	90	1,919
Puregold Price Club, Inc.	3,200	2,160
Semirara Mining & Power Corp.	2,600	1,226
SM Investments Corp.	510	5,205
SM Prime Holdings, Inc.	12,100	4,073
Universal Robina Corp.	980	1,053
		47,546
POLAND — 1.8%
Alior Bank SA	112	3,324
Allegro.eu SA (a) (b)	486	3,436
Bank Handlowy w Warszawie SA	62	1,836
Bank Millennium SA (a)	802	3,515
Bank Polska Kasa Opieki SA	198	11,552
Benefit Systems SA (a)	3	2,808
Budimex SA	15	2,660
CD Projekt SA	82	5,204
Cyfrowy Polsat SA (a)	395	1,240
Dino Polska SA (a) (b)	543	4,862
Enea SA	551	3,636
Grupa Kety SA	12	3,171
InPost SA (a) (d)	234	4,066
KGHM Polska Miedz SA (a)	158	11,354
KRUK SA	23	2,769
LPP SA	2	11,963
mBank SA (a)	17	4,923
Modivo SA (a)	56	1,412
Orange Polska SA	750	2,848
ORLEN SA	503	18,126
PGE Polska Grupa Energetyczna SA (a)	1,076	3,039
Powszechna Kasa Oszczednosci Bank Polski SA	968	22,553
See accompanying notes to financial statements.

STATE STREET SPDR S&P EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Powszechny Zaklad Ubezpieczen SA	412	$7,079
Santander Bank Polska SA	36	5,630
Tauron Polska Energia SA (a)	1,573	4,331
XTB SA (b)	86	2,184
		149,521
QATAR — 1.0%
Al Rayan Bank	7,699	4,618
Barwa Real Estate Co.	2,014	1,283
Commercial Bank PSQC	3,701	4,336
Doha Bank QPSC (a)	3,431	3,053
Dukhan Bank	2,177	2,070
Gulf International Services QSC	1,677	917
Industries Qatar QSC	1,899	5,549
Mesaieed Petrochemical Holding Co.	5,081	1,521
Nebras Energy	719	2,836
Ooredoo QPSC	844	2,879
Qatar Aluminum Manufacturing Co.	4,717	1,814
Qatar Fuel QSC	799	3,178
Qatar Gas Transport Co. Ltd.	3,224	3,711
Qatar International Islamic Bank QSC	1,449	4,425
Qatar Islamic Bank QPSC	1,857	11,552
Qatar National Bank QPSC	4,868	22,783
Qatar Navigation QSC	1,220	3,418
United Development Co. QSC	4,870	1,172
Vodafone Qatar PQSC	3,650	2,366
		83,481
ROMANIA — 0.1%
NEPI Rockcastle NV	571	4,529
SAUDI ARABIA — 4.7%
Abdullah Al Othaim Markets Co.	506	824
ACWA Power Co. (a)	183	8,456
Ades Holding Co.	417	2,008
Advanced Petrochemical Co. (a)	159	1,070
Al Hammadi Holding	124	882
Al Masane Al Kobra Mining Co.	88	2,038
Al Moammar Information Systems Co.	33	1,422
Al Rajhi Bank	2,196	62,382
Al Rajhi Co. for Co-operative Insurance (a)	42	1,183
Al Rajhi REIT	684	1,476
Al-Dawaa Medical Services Co.	60	819
Aldrees Petroleum & Transport Services Co.	62	2,206
Alinma Bank	1,389	10,682
Almarai Co. JSC	438	5,124
Almunajem Foods Co.	36	500
Arab National Bank	285	1,636
Arabian Cement Co.	214	1,361
Arabian Centres Co. (b)	255	1,161
Arabian Contracting Services Co. (a)	29	941
Arabian Internet & Communications Services Co.	30	1,564
Arriyadh Development Co.	222	1,112
Astra Industrial Group Co.	44	1,793
Bank AlBilad	854	6,167
Security Description	Shares	Value
Bank Al-Jazira	824	$2,578
Banque Saudi Fransi	1,402	7,409
Bupa Arabia for Cooperative Insurance Co.	33	1,548
Catrion Catering Holding Co.	51	940
Co. for Cooperative Insurance	88	3,002
Dallah Healthcare Co.	38	1,352
Dar Al Arkan Real Estate Development Co. (a)	608	2,941
Dr. Sulaiman Al Habib Medical Services Group Co.	92	6,335
Eastern Province Cement Co.	175	1,131
Electrical Industries Co.	910	4,050
Elm Co.	30	4,285
Emaar Economic City (a)	202	524
Etihad Etisalat Co.	438	7,622
Jahez International Co. (a)	146	440
Jamjoom Pharmaceuticals Factory Co.	32	1,213
Jarir Marketing Co.	598	2,250
Leejam Sports Co. JSC	21	490
Middle East Healthcare Co.	49	453
Middle East Paper Co. (a)	89	405
Middle East Specialized Cables Co.	178	1,098
Mobile Telecommunications Co. Saudi Arabia	565	1,737
Mouwasat Medical Services Co.	109	2,110
Nahdi Medical Co.	42	1,176
National Agriculture Development Co. (a)	196	930
National Co. for Learning & Education	29	915
National Gas & Industrialization Co.	50	1,117
National Industrialization Co. (a)	491	1,206
National Medical Care Co.	29	1,066
Power & Water Utility Co. for Jubail & Yanbu	97	819
Qassim Cement Co.	110	1,293
Retal Urban Development Co.	435	1,570
Riyad Bank	1,571	12,342
Riyadh Cables Group Co.	51	1,630
SABIC Agri-Nutrients Co.	261	10,085
Sahara International Petrochemical Co.	414	1,785
SAL Saudi Logistics Services	27	1,202
Saudi Arabian Amiantit Co. (a)	252	911
Saudi Arabian Mining Co. (a)	1,381	23,847
Saudi Arabian Oil Co. (b)	6,314	46,102
Saudi Aramco Base Oil Co.	59	1,679
Saudi Automotive Services Co. (a)	75	1,091
Saudi Awwal Bank	427	4,244
Saudi Basic Industries Corp.	992	15,940
Saudi Cement Co.	137	1,268
Saudi Chemical Co. Holding	521	1,125
Saudi Energy Co.	827	3,731
Saudi Ground Services Co.	115	985
Saudi Industrial Investment Group	377	1,329
Saudi Investment Bank	786	2,771
See accompanying notes to financial statements.

STATE STREET SPDR S&P EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Saudi Kayan Petrochemical Co. (a)	934	$1,391
Saudi National Bank	3,313	36,921
Saudi Public Transport Co. (a)	192	556
Saudi Real Estate Co. (a)	252	895
Saudi Research & Media Group (a)	48	1,128
Saudi Tadawul Group Holding Co.	57	2,124
Saudi Telecom Co.	1,981	22,436
Saudia Dairy & Foodstuff Co.	20	1,119
Savola Group (a)	171	1,212
Seera Group Holding (a)	242	1,274
Southern Province Cement Co.	159	1,004
Theeb Rent A Car Co.	118	921
United Electronics Co.	63	1,357
United International Transportation Co.	82	906
Yamama Cement Co.	177	1,213
Yanbu Cement Co.	228	905
Yanbu National Petrochemical Co.	319	3,033
		391,274
SOUTH AFRICA — 5.1%
Absa Group Ltd.	931	13,118
Advtech Ltd.	823	2,029
AECI Ltd.	248	1,656
African Rainbow Minerals Ltd.	142	1,915
Aspen Pharmacare Holdings Ltd.	403	3,094
Bid Corp. Ltd.	260	6,191
Bidvest Group Ltd.	368	4,892
Capitec Bank Holdings Ltd.	101	24,323
Clicks Group Ltd.	243	4,109
Coronation Fund Managers Ltd.	663	1,710
Dis-Chem Pharmacies Ltd. (b)	737	1,603
Discovery Ltd.	578	8,384
Equites Property Fund Ltd. REIT	1,935	1,905
Exxaro Resources Ltd.	276	3,622
FirstRand Ltd. (d)	5,899	29,685
Fortress Real Estate Investments Ltd. Class B (d)	1,425	1,840
Foschini Group Ltd. (d)	370	1,525
Gold Fields Ltd.	1,013	45,006
Growthpoint Properties Ltd. REIT (d)	3,357	3,171
Harmony Gold Mining Co. Ltd.	636	9,512
Hyprop Investments Ltd. REIT	705	2,212
Impala Platinum Holdings Ltd.	1,013	14,140
Investec Ltd.	245	1,826
JSE Ltd.	225	2,100
Kumba Iron Ore Ltd.	74	1,380
Life Healthcare Group Holdings Ltd.	1,911	1,289
Momentum Group Ltd.	1,516	3,184
Motus Holdings Ltd.	228	1,545
Mr. Price Group Ltd.	278	2,491
MTN Group Ltd.	1,899	21,683
Naspers Ltd. Class N	988	49,751
Nedbank Group Ltd.	543	8,462
Netcare Ltd.	1,119	1,080
Northam Platinum Holdings Ltd.	424	8,425
Old Mutual Ltd.	4,802	3,871
Security Description	Shares	Value
Omnia Holdings Ltd.	423	$2,360
OUTsurance Group Ltd.	779	3,167
Pan African Resources PLC (d)	3,774	6,945
Pepkor Holdings Ltd. (b)	1,233	1,628
Pick n Pay Stores Ltd. (a)	1,119	1,249
PSG Financial Services Ltd.	1,573	2,453
Redefine Properties Ltd. REIT	7,892	2,743
Remgro Ltd.	620	6,829
Resilient REIT Ltd.	463	2,142
Reunert Ltd.	349	1,328
Sanlam Ltd.	1,913	9,944
Sappi Ltd. (a) (d)	703	693
Sasol Ltd. (a)	658	8,663
Shoprite Holdings Ltd.	497	8,008
Sibanye Stillwater Ltd.	3,330	9,929
SPAR Group Ltd. (a) (d)	217	795
Standard Bank Group Ltd.	1,485	26,412
Super Group Ltd.	999	994
Thungela Resources Ltd. (d)	226	2,214
Tiger Brands Ltd.	181	3,162
Truworths International Ltd. (d)	411	1,241
Valterra Platinum Ltd.	169	13,832
Vodacom Group Ltd.	762	6,425
Vukile Property Fund Ltd. REIT	1,531	1,977
We Buy Cars Holdings Ltd.	872	2,027
Wilson Bayly Holmes-Ovcon Ltd.	134	1,214
Woolworths Holdings Ltd.	1,039	3,079
		424,182
TAIWAN — 36.6%
Ability Enterprise Co. Ltd.	2,150	4,486
AcBel Polytech, Inc.	2,000	2,853
Accton Technology Corp.	2,000	94,464
Acer, Inc.	3,000	2,557
Advanced Echem Materials Co. Ltd.	54	1,348
Advancetek Enterprise Co. Ltd.	2,000	1,633
Advantech Co. Ltd.	1,000	9,962
Allis Electric Co. Ltd.	2,019	6,410
Ardentec Corp.	2,000	9,728
ASE Technology Holding Co. Ltd.	5,000	51,376
Asia Cement Corp.	3,000	3,256
Asustek Computer, Inc.	1,000	17,172
AUO Corp.	9,000	4,082
Aurotek Corp.	2,000	5,943
Avermedia Technologies	2,000	2,089
BES Engineering Corp. (a)	3,100	1,280
Brighton-Best International Taiwan, Inc.	1,000	1,059
Caliway Biopharmaceuticals Co. Ltd. (a)	740	1,998
Capital Securities Corp.	3,000	2,571
Career Technology MFG. Co. Ltd. (a)	3,113	1,543
Catcher Technology Co. Ltd.	1,000	5,880
Cathay Financial Holding Co. Ltd.	11,000	24,188
Center Laboratories, Inc.	2,050	2,597
Chailease Holding Co. Ltd.	2,032	6,960
Chang Hwa Commercial Bank Ltd.	8,250	5,264
See accompanying notes to financial statements.

STATE STREET SPDR S&P EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Chang Wah Electromaterials, Inc.	2,000	$2,662
Channel Well Technology Co. Ltd.	2,000	3,478
Cheng Fwa Industrial Co. Ltd.	3,000	1,806
Cheng Loong Corp.	2,000	1,214
Cheng Shin Rubber Industry Co. Ltd.	2,000	1,946
Cheng Uei Precision Industry Co. Ltd.	2,000	2,155
Chicony Electronics Co. Ltd.	2,000	7,476
China Airlines Ltd.	3,000	1,680
China Bills Finance Corp.	1,000	525
China Man-Made Fiber Corp. (a)	6,000	1,402
China Motor Corp.	1,000	1,733
China Petrochemical Development Corp. (a)	3,000	763
China Steel Corp.	11,000	6,503
Chin-Poon Industrial Co. Ltd.	2,000	3,190
Chipbond Technology Corp.	2,000	4,348
ChipMOS Technologies, Inc.	2,000	3,353
Chung Hung Steel Corp. (a)	3,000	1,689
Chunghwa Telecom Co. Ltd.	5,000	20,801
Clevo Co.	2,000	2,333
CMC Magnetics Corp.	5,000	1,666
Compal Electronics, Inc.	5,000	4,215
Compeq Manufacturing Co. Ltd.	2,000	15,515
Continental Holdings Corp.	2,000	1,383
Coretronic Corp.	2,000	4,579
Co-Tech Development Corp.	1,000	7,398
CSBC Corp. Taiwan (a)	3,000	1,910
CTBC Financial Holding Co. Ltd.	23,000	36,906
CTCI Corp.	2,100	2,329
CviLux Corp.	850	2,071
DA CIN Construction Co. Ltd.	2,000	4,410
Da-Li Development Co. Ltd.	2,085	3,055
Delpha Construction Co. Ltd.	2,000	1,539
Delta Electronics, Inc.	3,000	129,496
E Ink Holdings, Inc.	2,000	8,539
E.Sun Financial Holding Co. Ltd.	18,120	17,995
EirGenix, Inc. (a)	2,000	3,428
Elite Semiconductor Microelectronics Technology, Inc.	2,000	9,384
Ennostar, Inc.	2,000	2,850
Eternal Materials Co. Ltd.	2,000	3,603
Eva Airways Corp.	3,000	3,186
Evergreen International Storage & Transport Corp.	500	790
Everlight Electronics Co. Ltd.	2,000	4,179
Far Eastern Department Stores Ltd.	2,000	1,420
Far Eastern International Bank	6,461	2,516
Far Eastern New Century Corp.	5,000	4,113
Far EasTone Telecommunications Co. Ltd.	2,000	5,749
Farglory Land Development Co. Ltd.	2,000	4,410
Favite, Inc.	2,000	6,475
Feng Hsin Steel Co. Ltd.	1,000	1,921
Feng TAY Enterprise Co. Ltd.	2,000	5,011
First Financial Holding Co. Ltd.	12,200	10,761
FLEXium Interconnect, Inc. (a)	2,000	3,578
Security Description	Shares	Value
FocalTech Systems Co. Ltd.	2,000	$2,965
Formosa Chemicals & Fibre Corp.	5,000	7,030
Formosa Petrochemical Corp.	1,000	1,723
Formosa Plastics Corp.	6,000	8,614
Formosa Taffeta Co. Ltd.	3,000	1,548
Foxconn Technology Co. Ltd.	2,000	3,159
Fubon Financial Holding Co. Ltd.	9,457	25,440
Gemtek Technology Corp.	2,000	2,255
General Interface Solution GIS Holding Ltd. (a)	2,000	3,247
Gigabyte Technology Co. Ltd.	2,000	13,919
Global Brands Manufacture Ltd.	2,042	5,627
Goldsun Building Materials Co. Ltd.	2,000	2,240
Grand Pacific Petrochemical (a)	5,000	2,088
Great Wall Enterprise Co. Ltd.	2,000	3,397
Greatek Electronics, Inc.	2,000	5,286
Hannstar Board Corp.	920	2,294
HannStar Display Corp. (a)	6,000	1,494
Highwealth Construction Corp.	2,155	2,346
Himax Technologies, Inc. ADR	302	2,377
Holdings-Key Electric Wire & Cable Co. Ltd.	2,000	2,371
Hon Hai Precision Industry Co. Ltd.	14,000	82,108
Hota Industrial Manufacturing Co. Ltd.	2,000	3,078
Hsin Kuang Steel Co. Ltd.	1,000	1,239
HTC Corp. (a)	2,000	2,452
Hua Nan Financial Holdings Co. Ltd.	12,080	12,545
IBF Financial Holdings Co. Ltd.	3,057	1,425
Innolux Corp.	9,000	6,714
International CSRC Investment Holdings Co. (a)	3,000	1,140
Inventec Corp.	5,000	6,264
Kenda Rubber Industrial Co. Ltd.	2,000	1,135
KGI Financial Holding Co. Ltd.	20,130	12,121
Kindom Development Co. Ltd.	2,100	2,089
King Yuan Electronics Co. Ltd.	2,000	16,328
Kinpo Electronics	3,000	2,022
KS Terminals, Inc.	2,000	3,022
Laser Tek Taiwan Co. Ltd.	2,000	3,084
Lien Hwa Industrial Holdings Corp.	2,050	2,889
Lite-On Technology Corp.	3,000	13,184
Macronix International Co. Ltd. (a)	3,000	10,838
MediaTek, Inc.	2,000	93,212
Medigen Vaccine Biologics Corp. (a)	2,000	3,585
Mega Financial Holding Co. Ltd.	14,000	16,838
Mercuries Life Insurance Co. Ltd. (a)	6,294	1,504
Microbio Co. Ltd. (a)	2,000	1,051
Micro-Star International Co. Ltd.	2,000	5,317
Mirle Automation Corp.	2,000	4,216
Mitac Holdings Corp.	2,100	4,848
Mycenax Biotech, Inc. (a)	2,000	1,930
Nan Kang Rubber Tire Co. Ltd.	880	969
Nan Ya Plastics Corp.	6,000	13,869
Nanya Technology Corp. (a)	2,000	12,418
Nichidenbo Corp.	2,000	5,662
Novatek Microelectronics Corp.	1,000	11,870
See accompanying notes to financial statements.

STATE STREET SPDR S&P EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Nuvoton Technology Corp.	2,000	$5,568
OBI Pharma, Inc. (a)	558	655
Pan Jit International, Inc.	2,000	5,405
Pan-International Industrial Corp.	2,000	2,690
Pegatron Corp.	3,000	7,150
Phihong Technology Co. Ltd. (a)	2,000	1,505
Polaris Group (a)	2,025	1,213
Powerchip Semiconductor Manufacturing Corp. (a)	5,000	8,305
Powertech Technology, Inc.	2,000	11,698
President Chain Store Corp.	1,000	7,022
President Securities Corp.	2,100	2,092
Primax Electronics Ltd.	2,000	4,379
Qisda Corp.	820	584
Quanta Computer, Inc.	3,000	26,134
Radiant Opto-Electronics Corp.	2,000	5,718
Realtek Semiconductor Corp.	1,000	14,952
Ruentex Development Co. Ltd.	3,000	2,332
Sakura Development Co. Ltd.	2,200	3,296
Sanyang Motor Co. Ltd.	2,000	3,647
Shanghai Commercial & Savings Bank Ltd.	6,000	7,319
Shieh Yih Machinery Industry Co. Ltd.	2,000	1,921
Shihlin Paper Corp. (a)	2,000	3,094
Shinkong Insurance Co. Ltd.	1,000	3,660
Shinkong Synthetic Fibers Corp.	3,000	1,450
Sigurd Microelectronics Corp.	2,000	9,353
Silicon Integrated Systems Corp.	2,000	2,896
Sino-American Silicon Products, Inc.	2,000	6,725
Sinon Corp.	2,000	2,771
SinoPac Financial Holdings Co. Ltd.	17,577	16,879
Solar Applied Materials Technology Corp.	2,000	5,599
Standard Foods Corp.	2,000	1,924
Sunplus Technology Co. Ltd. (a)	2,000	1,220
Superalloy Industrial Co. Ltd.	2,000	2,615
Supreme Electronics Co. Ltd.	2,000	4,611
Synmosa Biopharma Corp.	2,168	2,095
Synnex Technology International Corp.	2,000	4,742
TA Chen Stainless Pipe	3,092	3,564
Ta Ya Electric Wire & Cable	2,015	1,995
Taichung Commercial Bank Co. Ltd.	5,259	3,380
TaiMed Biologics, Inc. (a)	2,000	3,209
Tainan Spinning Co. Ltd.	3,000	1,187
Taiwan Business Bank	9,360	4,392
Taiwan Cogeneration Corp.	2,000	2,703
Taiwan Cooperative Financial Holding Co. Ltd.	12,240	8,978
Taiwan Fertilizer Co. Ltd.	2,000	2,846
Taiwan Glass Industry Corp. (a)	2,000	3,247
Taiwan High Speed Rail Corp.	2,000	1,648
Taiwan Mobile Co. Ltd.	2,000	6,819
Taiwan Paiho Ltd.	1,000	1,447
Taiwan Semiconductor Co. Ltd.	2,000	3,266
Taiwan Semiconductor Manufacturing Co. Ltd.	26,000	1,431,342
Security Description	Shares	Value
Taiwan Shin Kong Security Co. Ltd.	1,000	$1,275
Taiwan-Asia Semiconductor Corp. (a)	2,000	1,514
Tatung Co. Ltd.	2,900	2,830
TCC Group Holdings Co. Ltd.	6,000	4,317
Teco Electric & Machinery Co. Ltd.	2,000	3,754
Tong Yang Industry Co. Ltd.	2,000	5,042
Tong-Tai Machine & Tool Co. Ltd. (a)	2,000	2,002
TPK Holding Co. Ltd.	2,000	2,715
Tripod Technology Corp.	2,000	21,176
TS Financial Holding Co. Ltd.	28,736	20,808
TSRC Corp.	3,000	1,802
TTY Biopharm Co. Ltd.	2,000	4,554
Tung Ho Steel Enterprise Corp.	1,000	2,121
U-Ming Marine Transport Corp.	2,000	3,628
Unic Technology Corp.	3,000	3,083
Unimicron Technology Corp.	2,022	28,113
Union Bank of Taiwan	5,210	3,349
Uni-President Enterprises Corp.	5,000	11,104
Unitech Printed Circuit Board Corp.	2,047	4,706
United Microelectronics Corp.	14,000	24,742
United Renewable Energy Co. Ltd. (a)	5,000	3,323
Universal Cement Corp.	2,000	1,836
Vanguard International Semiconductor Corp.	2,091	7,587
Wafer Works Corp. (a)	2,044	2,094
Walsin Lihwa Corp.	3,158	2,978
Wan Hai Lines Ltd.	2,000	4,823
Weikeng Industrial Co. Ltd.	2,000	1,989
Winbond Electronics Corp.	3,000	8,464
Wisdom Marine Lines Co. Ltd.	2,000	4,191
Wistron Corp.	3,000	11,495
WPG Holdings Ltd.	2,000	5,505
WT Microelectronics Co. Ltd.	2,000	13,575
Yang Ming Marine Transport Corp.	1,000	1,627
YFY, Inc.	2,000	1,677
Yuanta Financial Holding Co. Ltd.	15,300	21,416
Yulon Motor Co. Ltd.	2,000	1,702
YungShin Global Holding Corp.	1,000	1,692
Zhen Ding Technology Holding Ltd.	2,000	12,918
Zyxel Group Corp.	2,000	2,046
		3,053,337
THAILAND — 2.3%
Advanced Info Service PCL NVDR	1,146	12,961
Airports of Thailand PCL NVDR	3,800	5,992
Asset World Corp. PCL NVDR	13,300	863
B Grimm Power PCL NVDR	2,400	866
Bangkok Airways PCL NVDR	2,600	1,064
Bangkok Bank PCL NVDR	600	3,029
Bangkok Chain Hospital PCL NVDR	3,000	882
Bangkok Commercial Asset Management PCL NVDR	6,300	1,356
Bangkok Dusit Medical Services PCL NVDR	5,100	2,907
Bangkok Expressway & Metro PCL NVDR	8,000	1,274
Banpu PCL NVDR	9,700	1,779
See accompanying notes to financial statements.

STATE STREET SPDR S&P EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Berli Jucker PCL NVDR	2,300	$1,060
Betagro PCL NVDR	2,300	1,702
BTS Group Holdings PCL NVDR (a)	11,200	734
Bumrungrad Hospital PCL NVDR	500	2,471
Carabao Group PCL NVDR	900	1,044
Central Pattana PCL NVDR	1,400	2,643
Central Plaza Hotel PCL NVDR	1,500	1,478
Central Retail Corp. PCL NVDR	3,500	1,985
Chularat Hospital PCL NVDR	18,300	782
Com7 PCL NVDR	2,100	1,388
CP ALL PCL NVDR	3,800	5,243
CP Axtra PCL NVDR	1,783	865
CPN Retail Growth Leasehold REIT	4,500	1,555
Delta Electronics Thailand PCL NVDR	5,100	40,052
Electricity Generating PCL NVDR	500	1,706
Energy Absolute PCL NVDR (a)	11,500	948
Frasers Property Thailand Industrial Freehold & Leasehold REIT	5,000	1,622
Global Power Synergy PCL NVDR	1,200	1,237
Gulf Development PCL NVDR	8,347	14,996
Hana Microelectronics PCL NVDR	1,400	1,167
Home Product Center PCL NVDR	5,400	1,007
Indorama Ventures PCL NVDR	2,600	1,991
IRPC PCL NVDR	37,600	2,257
Kasikornbank PCL NVDR	1,400	8,108
KCE Electronics PCL NVDR	1,500	1,032
Kiatnakin Phatra Bank PCL NVDR	1,100	2,527
Krung Thai Bank PCL NVDR	3,900	4,139
Krungthai Card PCL NVDR	1,400	1,263
Land & Houses PCL NVDR	9,500	1,083
MBK PCL NVDR	3,000	1,565
Mega Lifesciences PCL NVDR	1,400	1,443
Minor International PCL NVDR	3,300	2,161
Muangthai Capital PCL NVDR	1,200	1,046
Osotspa PCL NVDR	2,300	1,032
Plan B Media PCL NVDR	6,600	784
PTT Exploration & Production PCL NVDR	1,400	6,856
PTT Global Chemical PCL NVDR	2,100	2,324
PTT Oil & Retail Business PCL NVDR	3,300	1,311
PTT PCL NVDR	5,597	5,940
Ratch Group PCL NVDR	1,700	1,546
SCB X PCL NVDR	570	2,489
SCG Packaging PCL NVDR	2,100	1,286
Siam Cement PCL NVDR	500	3,138
Siam Global House PCL NVDR	3,569	606
Srisawad Corp. PCL NVDR	1,490	1,003
Star Petroleum Refining PCL NVDR	6,900	1,485
Thai Oil PCL NVDR	1,100	1,626
Thai Union Group PCL NVDR	3,500	1,189
Thanachart Capital PCL NVDR	29	50
TIDLOR Holdings PCL NVDR	3,200	1,436
TMBThanachart Bank PCL NVDR	40,280	2,809
True Corp. PCL NVDR	18,900	8,252
WHA Corp. PCL NVDR	10,300	1,312
Security Description	Shares	Value
WHA Premium Growth Freehold & Leasehold Real Estate InvestmentTrust Class F, REIT	2,428	$744
		194,491
TURKEY — 1.3%
AG Anadolu Grubu Holding AS	1,857	1,145
Akbank TAS	3,677	5,456
Anadolu Efes Biracilik Ve Malt Sanayii AS	2,596	979
Arcelik AS (a)	365	891
Aselsan Elektronik Sanayi Ve Ticaret AS	1,608	11,577
BIM Birlesik Magazalar AS	530	8,138
Coca-Cola Icecek AS	1,114	1,764
Dogan Sirketler Grubu Holding AS	3,431	1,540
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	4,313	1,863
Enerjisa Enerji AS (b)	863	2,222
Enka Insaat ve Sanayi AS	2,353	4,944
Eregli Demir ve Celik Fabrikalari TAS	5,027	3,189
Ford Otomotiv Sanayi AS	981	2,230
Haci Omer Sabanci Holding AS	1,827	3,672
Is Yatirim Menkul Degerler AS (a)	1,386	1,345
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class D (a)	2,220	1,542
KOC Holding AS	1,506	6,596
Mavi Giyim Sanayi Ve Ticaret AS Class B (b)	987	934
Migros Ticaret AS	148	2,005
MLP Saglik Hizmetleri AS (a) (b)	151	1,444
Otokar Otomotiv Ve Savunma Sanayi AS (a)	110	900
Oyak Cimento Fabrikalari AS	2,901	1,516
Pegasus Hava Tasimaciligi AS (a)	331	1,306
Petkim Petrokimya Holding AS (a)	2,258	1,077
Sasa Polyester Sanayi AS (a)	11,359	598
Sok Marketler Ticaret AS (a)	962	1,058
TAV Havalimanlari Holding AS (a)	281	1,944
Tofas Turk Otomobil Fabrikasi AS	217	1,336
Turk Altin Isletmeleri AS (a)	1,987	1,872
Turk Hava Yollari AO	863	5,709
Turk Telekomunikasyon AS (a)	1,070	1,396
Turk Traktor ve Ziraat Makineleri AS	74	739
Turkcell Iletisim Hizmetleri AS	1,520	3,619
Turkiye Garanti Bankasi AS (a)	761	2,164
Turkiye Is Bankasi AS Class C	10,574	3,131
Turkiye Petrol Rafinerileri AS	1,043	6,056
Turkiye Sise ve Cam Fabrikalari AS	2,201	2,176
Turkiye Vakiflar Bankasi TAO Class D (a)	2,559	1,726
Ulker Biskuvi Sanayi AS	344	911
Yapi ve Kredi Bankasi AS (a)	3,425	2,543
		105,253
UNITED ARAB EMIRATES — 2.2%
Abu Dhabi Commercial Bank PJSC	3,593	12,090
Abu Dhabi Islamic Bank PJSC	1,736	9,736
See accompanying notes to financial statements.

STATE STREET SPDR S&P EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Abu Dhabi National Oil Co. for Distribution PJSC	3,076	$3,174
Abu Dhabi Ports Co. PJSC (a)	1,144	1,208
ADNOC Drilling Co. PJSC	3,123	4,353
Adnoc Gas PLC	3,969	3,458
ADNOC Logistics & Services	1,491	2,098
Agthia Group PJSC	799	772
Air Arabia PJSC	2,915	3,230
Ajman Bank PJSC	3,081	1,132
Al Waha Capital PJSC	3,511	1,548
Aldar Properties PJSC (a)	4,233	8,977
Amanat Holdings PJSC	4,717	1,554
Americana Restaurants International PLC - Foreign Co.	3,338	1,690
Apex Investment Co. PSC (a)	2,059	1,889
Borouge PLC	2,234	1,581
Dana Gas PJSC	9,181	2,134
Dubai Electricity & Water Authority PJSC	9,441	6,914
Dubai Investments PJSC	2,823	2,905
Dubai Islamic Bank PJSC (a)	3,321	6,618
Emaar Development PJSC	856	3,146
Emaar Properties PJSC	6,868	21,876
Emirates Central Cooling Systems Corp.	3,212	1,312
Emirates NBD Bank PJSC	2,776	20,216
Emirates Telecommunications Group Co. PJSC	3,872	19,648
Eshraq Investments PJSC (a)	27,127	2,821
Fertiglobe PLC	2,221	1,892
First Abu Dhabi Bank PJSC	4,975	23,024
Gulf Navigation Holding PJSC (a)	565	260
Modon Holding PSC (a)	3,940	3,111
NMDC Group PJSC	251	1,179
Phoenix Group PLC (a)	3,431	814
Pure Health Holding PJSC	1,481	835
Salik Co. PJSC	1,988	2,755
Sharjah Islamic Bank	2,476	2,157
Space42 PLC (a)	2,557	926
TECOM Group PJSC	1,777	1,485
Two Point Zero Group PJSC (a)	4,671	2,441
		186,959
UNITED STATES — 0.2%
GCC SAB de CV	302	3,191
JBS NV Class A (a)	377	6,771
Titan SA	50	2,592
		12,554
TOTAL COMMON STOCKS (Cost $7,809,699)		8,297,568
PREFERRED STOCKS — 0.1%
BRAZIL — 0.0% *
Axia Energia Class C, Preference Shares (a)	310	3,363
Security Description	Shares	Value
COLOMBIA — 0.1%
Grupo Cibest SA Preference Shares 7.61%	349	$6,439
INDIA — 0.0% *
TVS Motor Co. Ltd. 6.00%	796	86
TOTAL PREFERRED STOCKS (Cost $5,216)		9,888
RIGHTS — 0.0% *
BRAZIL — 0.0% *
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA (expiring 04/09/26) (a) (Cost $0)	160	1
WARRANTS — 0.0% *
MALAYSIA — 0.0% *
Top Glove Corp. Bhd. (expiring 02/09/30) (a)	230	8
YTL Corp. Bhd. (expiring 06/02/28) (a)	780	37
YTL Power International Bhd. (expiring 06/02/28) (a)	400	54
		99
PHILIPPINES — 0.0% *
Alliance Global Group, Inc. (expiring 11/19/30) (a)	1,575	36
THAILAND — 0.0% *
Energy Absolute PCL (expiring 02/13/28) NVDR (a)	1,867	32
TOTAL WARRANTS (Cost $23)		167
SHORT-TERM INVESTMENTS — 1.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.64% (e) (f)	7,174	7,174
State Street Navigator Securities Lending Portfolio II (g) (h)	106,999	106,999
TOTAL SHORT-TERM INVESTMENTS (Cost $114,173)		114,173
TOTAL INVESTMENTS — 101.0% (Cost $7,929,111)		8,421,797
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.0)%		(80,173)
NET ASSETS — 100.0%		$8,341,624

See accompanying notes to financial statements.

STATE STREET SPDR S&P EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

(a)	Non-income producing security.
(b)
Securities purchased pursuant to Rule 144A of the
Securities Act of 1933, as amended. These securities,
which represent 2.2% of net assets as of March 31, 2026,
may be resold in transactions exempt from registration,
normally to qualified institutional buyers.

(c)
Fair valued as determined in good faith by the Trust's
Oversight Committee in accordance with policy and
procedures approved by the Board of Trustees. Security
value is determined based on significant unobservable
inputs and is classified as Level 3. As of March 31, 2026,
total aggregate fair value of the security is $931,
representing less than 0.05% of the Fund's net assets.

(d)	All or a portion of the shares of the security are on loan at March 31, 2026.
(e)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended March 31, 2026
are shown in the Affiliate Table below.

(f)	The rate shown is the annualized seven-day yield at March 31, 2026.
(g)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2026 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.

*	Amount is less than 0.05% of net assets.

Abbreviations:
ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust
During the period ended March 31, 2026, the average notional value related to futures contracts was $98,431. There were no futures held at March 31, 2026.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$8,292,716	$3,921	$931	$8,297,568
Preferred Stocks	9,888	—	—	9,888
Rights	1	—	—	1
Warrants	76	91	—	167
Short-Term Investments	114,173	—	—	114,173
TOTAL INVESTMENTS	$8,416,854	$4,012	$931	$8,421,797
Sector Breakdown as of March 31, 2026

% of Net Assets
Information Technology	32.1%
Financials	23.5
Materials	9.4
Industrials	7.1
Consumer Discretionary	5.6
Energy	5.0
Consumer Staples	4.3
Communication Services	3.9
Utilities	3.5
Health Care	2.8
Real Estate	2.4
Short-Term Investments	1.4
Liabilities in Excess of Other Assets	(1.0)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.

STATE STREET SPDR S&P EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/25	Value at 9/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/26	Value at 3/31/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	12,011	$12,011	$396,129	$400,966	$—	$—	7,174	$7,174	$464
State Street Navigator Securities Lending Portfolio II	63,957	63,957	262,747	219,705	—	—	106,999	106,999	195
Total		$75,968	$658,876	$620,671	$—	$—		$114,173	$659
See accompanying notes to financial statements.

STATE STREET SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.3%
AUSTRALIA — 1.7%
ANZ Group Holdings Ltd.	4,501	$110,886
APA Group Stapled Security	1,014	6,910
Aristocrat Leisure Ltd.	1,471	45,669
ASX Ltd.	492	17,624
BHP Group Ltd.	16,422	566,758
Brambles Ltd.	3,737	57,844
CAR Group Ltd. (a)	118	1,843
Cochlear Ltd.	150	17,372
Coles Group Ltd.	1,557	23,418
Commonwealth Bank of Australia (a)	1,328	152,531
Computershare Ltd.	1,450	28,194
CSL Ltd.	377	36,350
Evolution Mining Ltd. (a)	1,058	9,145
Fortescue Ltd. (a)	6,262	87,106
Glencore PLC (b)	39,596	295,277
Goodman Group REIT (a)	853	14,921
Insurance Australia Group Ltd.	2,573	12,935
Lottery Corp. Ltd.	934	3,442
Macquarie Group Ltd.	320	44,257
Medibank Pvt Ltd.	7,829	23,379
National Australia Bank Ltd.	3,710	105,298
Northern Star Resources Ltd.	810	11,295
Origin Energy Ltd.	2,095	17,764
Pro Medicus Ltd. (a)	185	14,812
Qantas Airways Ltd.	1,476	8,461
QBE Insurance Group Ltd.	2,265	32,934
REA Group Ltd. (a)	144	15,427
Rio Tinto Ltd. (a)	1,187	131,239
Rio Tinto PLC	4,054	371,227
Santos Ltd.	7,513	40,959
Scentre Group REIT	5,319	12,095
SGH Ltd. (a)	133	3,681
Sonic Healthcare Ltd.	658	9,216
South32 Ltd.	6,417	18,767
Stockland REIT	2,584	7,628
Suncorp Group Ltd. (a)	1,121	12,400
Telstra Group Ltd.	38,279	139,738
Transurban Group Stapled Security	895	8,588
Vicinity Ltd. REIT (a)	4,940	7,917
Washington H Soul Pattinson & Co. Ltd. (a)	196	5,423
Wesfarmers Ltd.	3,101	154,852
Westpac Banking Corp. (a)	4,274	115,539
WiseTech Global Ltd. (a)	13	338
Woodside Energy Group Ltd. (a)	4,249	102,000
Woolworths Group Ltd.	1,849	46,109
		2,949,568
AUSTRIA — 0.1%
BAWAG Group AG (c)	101	15,070
Erste Group Bank AG	480	51,158
OMV AG	511	37,210
Raiffeisen Bank International AG	696	29,158
Security Description	Shares	Value
Verbund AG	607	$45,915
		178,511
BELGIUM — 0.1%
Ageas SA	216	15,692
Anheuser-Busch InBev SA	1,146	78,856
D'ieteren Group	13	2,370
Elia Group SA (b)	54	8,200
Groupe Bruxelles Lambert NV	132	11,825
KBC Group NV	328	39,493
Lotus Bakeries NV	1	11,222
Sofina SA (a)	122	29,238
Syensqo SA (a)	162	9,236
UCB SA	44	13,105
		219,237
BRAZIL — 0.1%
MercadoLibre, Inc. (b)	69	119,302
Wheaton Precious Metals Corp.	127	16,617
Yara International ASA	432	25,013
		160,932
CANADA — 3.0%
Agnico Eagle Mines Ltd. (a)	186	37,635
Alamos Gold, Inc. Class A (a)	192	8,515
Alimentation Couche-Tard, Inc.	1,102	62,264
AltaGas Ltd. (a)	447	15,455
ARC Resources Ltd. (a)	1,063	22,051
AtkinsRealis Group, Inc.	102	6,542
Bank of Montreal	1,128	152,297
Bank of Nova Scotia	1,935	133,760
Barrick Mining Corp. (a)	2,720	110,804
BCE, Inc. (a)	115	2,892
Bombardier, Inc. Class B (b)	4	705
Brookfield Asset Management Ltd. Class A (a)	1,166	51,676
Brookfield Corp. (a)	1,986	80,220
Brookfield Renewable Corp.	8	318
CAE, Inc. (a) (b)	180	4,672
Cameco Corp.	96	10,407
Canadian Imperial Bank of Commerce (a)	2,337	220,780
Canadian National Railway Co.	1,390	142,611
Canadian Natural Resources Ltd. (a)	2,949	143,398
Canadian Pacific Kansas City Ltd. (a)	548	42,986
Canadian Tire Corp. Ltd. Class A (a)	110	14,746
Canadian Utilities Ltd. Class A	157	5,497
CCL Industries, Inc. Class B	157	9,806
Celestica, Inc. (b)	316	88,857
Cenovus Energy, Inc. (a)	2,867	75,848
CGI, Inc.	3,378	246,170
Constellation Software, Inc. (a)	225	393,714
Descartes Systems Group, Inc. (a) (b)	1,216	86,820
Dollarama, Inc. (a)	1,572	192,317
See accompanying notes to financial statements.

STATE STREET SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Element Fleet Management Corp. (a)	267	$5,772
Emera, Inc. (a)	349	18,033
Empire Co. Ltd. Class A	290	10,355
Enbridge, Inc. (a)	1,677	90,618
Fairfax Financial Holdings Ltd. (a)	109	185,135
FirstService Corp. (a)	20	2,773
Fortis, Inc. (a)	470	26,138
Franco-Nevada Corp.	469	115,759
George Weston Ltd.	237	16,690
Gildan Activewear, Inc. (a)	118	6,550
Great-West Lifeco, Inc.	809	37,767
Hydro One Ltd. (c)	2,756	113,455
iA Financial Corp., Inc.	295	32,634
IGM Financial, Inc. (a)	133	6,317
Imperial Oil Ltd.	609	79,514
Intact Financial Corp.	1,848	333,807
Keyera Corp. (a)	243	9,370
Kinross Gold Corp.	2,984	90,939
Loblaw Cos. Ltd.	4,231	192,275
Lundin Gold, Inc. (a)	237	18,054
Magna International, Inc. (a)	680	37,855
Manulife Financial Corp.	2,305	79,148
Metro, Inc. (a)	215	14,664
National Bank of Canada (a)	444	57,271
Nutrien Ltd. (a)	1,073	80,739
Open Text Corp. (a)	296	6,575
Pan American Silver Corp.	182	9,925
Pembina Pipeline Corp. (a)	629	28,066
Power Corp. of Canada (a)	731	35,079
RB Global, Inc. (a)	88	8,413
Restaurant Brands International, Inc. (a)	190	14,015
Rogers Communications, Inc. Class B (a)	559	21,430
Royal Bank of Canada (a)	2,178	350,965
Saputo, Inc.	420	13,080
Shopify, Inc. Class A (a) (b)	102	12,064
Stantec, Inc.	55	4,740
Sun Life Financial, Inc. (a)	646	40,342
Suncor Energy, Inc. (a)	2,217	146,169
TC Energy Corp. (a)	715	44,630
Teck Resources Ltd. Class B	742	38,335
TELUS Corp.	5,983	76,655
TFI International, Inc. (a)	110	11,935
Thomson Reuters Corp. (a)	37	3,329
TMX Group Ltd.	210	7,423
Toromont Industries Ltd. (a)	235	32,796
Toronto-Dominion Bank (a)	3,603	335,425
Tourmaline Oil Corp. (a)	541	25,810
Whitecap Resources, Inc. (a)	1,923	21,634
WSP Global, Inc.	76	11,790
		5,326,020
CHILE — 0.0% *
Antofagasta PLC	206	9,038
Security Description	Shares	Value
Lundin Mining Corp.	466	$11,583
		20,621
CHINA — 0.2%
BOC Hong Kong Holdings Ltd.	48,500	264,764
Prosus NV	331	14,866
SITC International Holdings Co. Ltd.	5,000	21,734
Wharf Holdings Ltd. (a)	2,000	5,520
Wilmar International Ltd.	8,100	24,172
Yangzijiang Shipbuilding Holdings Ltd.	9,500	27,834
		358,890
CONGO — 0.0% *
Ivanhoe Mines Ltd. Class A (a) (b)	220	1,874
DENMARK — 0.5%
Carlsberg AS Class B	305	37,773
Coloplast AS Class B	331	22,273
Danske Bank AS	1,005	48,395
Demant AS (b)	56	1,674
DSV AS	173	40,840
Genmab AS (b)	277	73,165
Novo Nordisk AS Class B	12,231	435,461
Novonesis Novozymes B Class B	179	10,557
Orsted AS (b) (c)	678	16,309
Pandora AS	272	19,028
Rockwool AS Class B	281	7,631
Tryg AS	2,734	64,963
Vestas Wind Systems AS	503	14,748
		792,817
FINLAND — 0.6%
Elisa OYJ	2,484	119,978
Fortum OYJ (a)	660	16,639
Kesko OYJ Class B (a)	420	9,233
Kone OYJ Class B	1,650	104,144
Metso OYJ	1,797	30,519
Neste OYJ	921	29,660
Nokia OYJ (a)	20,907	163,709
Nordea Bank Abp (a) (d)	535	9,045
Nordea Bank Abp (a) (d)	7,797	131,836
Orion OYJ Class B	317	25,458
Sampo OYJ Class A	25,785	273,386
Stora Enso OYJ Class R (a)	1,636	18,972
UPM-Kymmene OYJ	896	27,667
Wartsila OYJ Abp	1,400	51,151
		1,011,397
FRANCE — 2.3%
Accor SA	160	7,488
Aeroports de Paris SA	376	45,316
Air Liquide SA	1,043	213,814
Airbus SE	303	56,145
Alstom SA (b)	656	18,337
Amundi SA (c)	88	7,437
AXA SA	2,996	135,456
BioMerieux	34	3,596
See accompanying notes to financial statements.

STATE STREET SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
BNP Paribas SA	3,169	$295,721
Bollore SE	1,597	9,013
Bouygues SA	618	35,183
Bureau Veritas SA	960	28,427
Capgemini SE	211	24,433
Carrefour SA	3,803	69,693
Cie de Saint-Gobain SA	787	63,529
Cie Generale des Etablissements Michelin SCA	1,624	54,620
Covivio SA REIT	105	6,200
Credit Agricole SA	1,978	36,305
Danone SA	2,181	173,494
Dassault Aviation SA	10	3,678
Dassault Systemes SE	4,716	93,841
Eiffage SA	176	26,596
Engie SA	6,216	198,461
EssilorLuxottica SA	141	32,232
Gecina SA REIT	59	4,609
Getlink SE	4,479	95,834
Hermes International SCA	84	155,727
Ipsen SA	112	20,699
Kering SA	90	26,609
Klepierre SA REIT	254	9,488
Legrand SA	142	21,548
L'Oreal SA	640	257,614
LVMH Moet Hennessy Louis Vuitton SE	168	89,642
Orange SA	30,622	623,621
Pernod Ricard SA (a)	284	21,014
Publicis Groupe SA	746	60,890
Renault SA	1,282	42,866
Rexel SA	539	20,668
Safran SA	83	26,720
Sartorius Stedim Biotech	11	2,106
Societe Generale SA	1,834	130,507
Sodexo SA (a)	254	12,906
Thales SA	52	15,104
TotalEnergies SE	7,518	700,862
Unibail-Rodamco-Westfield REIT (b)	188	20,557
Veolia Environnement SA	1,356	51,027
Vinci SA	731	108,104
		4,157,737
GERMANY — 2.3%
adidas AG	118	18,579
Allianz SE	465	192,503
BASF SE	1,876	113,264
Bayer AG	3,425	155,424
Bayerische Motoren Werke AG	1,250	112,340
Bayerische Motoren Werke AG Preference Shares	280	25,116
Beiersdorf AG	251	22,147
Brenntag SE	317	20,921
Commerzbank AG	1,225	43,458
Continental AG	562	38,593
CTS Eventim AG & Co. KGaA	618	35,361
Daimler Truck Holding AG	1,164	55,618
Security Description	Shares	Value
Deutsche Bank AG	3,406	$98,561
Deutsche Boerse AG	261	75,512
Deutsche Lufthansa AG	2,979	24,700
Deutsche Post AG	1,843	95,027
Deutsche Telekom AG	17,758	653,721
Dr. Ing hc F Porsche AG Preference Shares	220	9,817
E.ON SE	6,662	145,536
Evonik Industries AG	797	15,382
Fresenius Medical Care AG	530	23,553
Fresenius SE & Co. KGaA	654	33,397
GEA Group AG	416	29,334
Hannover Rueck SE	184	56,775
Heidelberg Materials AG	143	29,386
Henkel AG & Co. KGaA	162	11,535
Henkel AG & Co. KGaA Preference Shares	240	18,334
HOCHTIEF AG	14	6,175
Infineon Technologies AG	1,265	55,386
Knorr-Bremse AG	54	6,045
LEG Immobilien SE	102	6,593
Mercedes-Benz Group AG	3,676	221,897
Merck KGaA	157	19,464
MTU Aero Engines AG	146	52,149
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	447	277,809
Nemetschek SE	123	9,028
Porsche Automobil Holding SE Preference Shares	340	12,168
Rational AG	14	10,033
Rheinmetall AG	132	219,695
RWE AG	1,115	74,102
SAP SE	2,197	371,860
Sartorius AG Preference Shares	9	2,197
Scout24 SE (c)	1,248	94,904
Siemens AG	527	124,903
Siemens Energy AG	178	29,174
Siemens Healthineers AG (c)	261	10,916
Symrise AG	110	9,283
Talanx AG	113	13,749
Volkswagen AG Preference Shares	1,960	195,118
Vonovia SE	834	20,718
Zalando SE (b) (c)	260	6,156
		4,003,416
HONG KONG — 0.8%
AIA Group Ltd.	6,600	71,428
CK Asset Holdings Ltd.	5,678	32,199
CK Infrastructure Holdings Ltd.	500	3,989
CLP Holdings Ltd.	21,000	196,870
Futu Holdings Ltd. ADR (b)	159	21,745
Henderson Land Development Co. Ltd. (a)	3,000	11,066
HKT Trust & HKT Ltd. Stapled Security	57,540	89,684
Hong Kong & China Gas Co. Ltd.	123,277	111,638
See accompanying notes to financial statements.

STATE STREET SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Hong Kong Exchanges & Clearing Ltd.	3,371	$167,084
Hongkong Land Holdings Ltd.	1,870	14,530
Link REIT	4,210	19,342
MTR Corp. Ltd. (a)	24,038	98,050
Power Assets Holdings Ltd.	21,000	163,523
Prudential PLC	7,617	104,262
Sino Land Co. Ltd.	6,776	9,930
Sun Hung Kai Properties Ltd.	3,000	49,437
Swire Pacific Ltd. Class A	6,000	65,317
Techtronic Industries Co. Ltd.	4,500	58,602
WH Group Ltd. (c)	18,572	24,304
Wharf Real Estate Investment Co. Ltd.	5,000	14,426
		1,327,426
INDONESIA — 0.0% *
Jardine Matheson Holdings Ltd.	350	24,902
IRELAND — 0.1%
AerCap Holdings NV	319	43,760
AIB Group PLC	13,418	139,374
Bank of Ireland Group PLC	1,851	32,919
Kerry Group PLC Class A	150	11,822
Kingspan Group PLC	139	11,547
		239,422
ISRAEL — 0.4%
Azrieli Group Ltd.	33	4,376
Bank Hapoalim BM	8,661	201,116
Bank Leumi Le-Israel BM	7,603	168,049
Check Point Software Technologies Ltd. (b)	1,128	161,135
Elbit Systems Ltd.	10	8,352
ICL Group Ltd.	2,123	10,886
Israel Discount Bank Ltd. Class A	2,549	25,413
Mizrahi Tefahot Bank Ltd.	1,031	74,382
Nice Ltd. (b)	184	20,215
Nova Ltd. (b)	74	31,791
Phoenix Financial Ltd.	165	8,675
Teva Pharmaceutical Industries Ltd. (b)	1,252	36,634
Tower Semiconductor Ltd. (b)	55	9,383
		760,407
ITALY — 0.8%
Banca Mediolanum SpA (a)	208	4,141
Banca Monte dei Paschi di Siena SpA	3,719	31,825
Banco BPM SpA (a)	1,791	24,474
BPER Banca SpA	2,248	28,841
Coca-Cola HBC AG Class DI	612	34,267
Davide Campari-Milano NV (a)	342	2,416
Enel SpA	11,156	120,506
Eni SpA (a)	12,814	366,893
Ferrari NV (a)	603	200,790
FinecoBank Banca Fineco SpA	1,800	39,270
Generali	1,440	57,258
Security Description	Shares	Value
Intesa Sanpaolo SpA (a)	20,722	$123,223
Italgas SpA	571	6,599
Leonardo SpA	311	20,798
Moncler SpA	628	37,192
Poste Italiane SpA (c)	577	13,389
Prysmian SpA	207	23,560
Recordati Industria Chimica e Farmaceutica SpA (a)	80	4,520
Ryanair Holdings PLC	2,256	62,047
Snam SpA	2,069	15,624
Telecom Italia SpA (b)	30,950	21,368
Terna - Rete Elettrica Nazionale	1,331	15,127
UniCredit SpA	3,097	217,171
Unipol Assicurazioni SpA	707	16,166
		1,487,465
IVORY COAST — 0.0% *
Endeavour Mining PLC	120	7,058
JAPAN — 8.1%
Advantest Corp.	2,200	281,136
Aeon Co. Ltd.	2,300	27,245
AGC, Inc.	500	17,280
Aisin Corp.	1,200	16,353
Ajinomoto Co., Inc.	500	13,819
ANA Holdings, Inc.	2,600	45,826
Asahi Group Holdings Ltd.	2,800	27,896
Asahi Kasei Corp.	3,000	28,456
Asics Corp.	1,600	41,798
Astellas Pharma, Inc.	17,200	272,341
Bandai Namco Holdings, Inc.	1,500	36,460
Bridgestone Corp.	4,100	84,196
Canon, Inc. (a)	13,900	380,679
Capcom Co. Ltd. (a)	900	18,940
Central Japan Railway Co.	12,600	323,455
Chiba Bank Ltd. (a)	1,100	13,801
Chubu Electric Power Co., Inc.	4,200	68,165
Chugai Pharmaceutical Co. Ltd.	1,700	92,015
Dai Nippon Printing Co. Ltd.	700	12,441
Daifuku Co. Ltd.	800	27,265
Dai-ichi Life Holdings, Inc.	7,400	66,097
Daiichi Sankyo Co. Ltd.	4,800	83,455
Daikin Industries Ltd.	300	35,235
Daito Trust Construction Co. Ltd. (a)	1,100	25,431
Daiwa House Industry Co. Ltd.	1,100	34,005
Daiwa Securities Group, Inc.	1,900	17,437
Denso Corp.	3,300	40,397
Disco Corp.	300	115,482
East Japan Railway Co.	13,300	303,052
Ebara Corp.	300	8,022
Eisai Co. Ltd. (a)	300	9,185
ENEOS Holdings, Inc.	10,900	96,640
FANUC Corp.	500	16,664
Fast Retailing Co. Ltd.	500	193,695
Fuji Electric Co. Ltd.	100	6,650
FUJIFILM Holdings Corp.	14,900	277,835
Fujikura Ltd.	3,600	92,551
See accompanying notes to financial statements.

STATE STREET SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Fujitsu Ltd.	12,700	$253,218
Hankyu Hanshin Holdings, Inc. (a)	3,300	94,422
Hitachi Ltd.	3,000	84,179
Honda Motor Co. Ltd.	15,600	123,308
Hoya Corp.	900	150,198
Hulic Co. Ltd.	600	6,900
Ibiden Co. Ltd.	100	4,634
Idemitsu Kosan Co. Ltd.	4,200	40,696
IHI Corp.	400	7,890
Inpex Corp.	8,500	249,940
Isuzu Motors Ltd. (a)	1,500	20,941
ITOCHU Corp.	7,700	95,566
Japan Airlines Co. Ltd.	300	4,827
Japan Exchange Group, Inc.	2,400	27,253
Japan Post Bank Co. Ltd.	7,600	120,265
Japan Post Holdings Co. Ltd.	5,700	64,098
Japan Post Insurance Co. Ltd.	1,200	11,880
Japan Tobacco, Inc.	900	34,056
JFE Holdings, Inc. (a)	3,200	36,518
JX Advanced Metals Corp.	400	8,327
Kajima Corp.	500	18,565
Kansai Electric Power Co., Inc.	2,800	45,487
Kao Corp. (a)	1,000	38,833
Kawasaki Heavy Industries Ltd.	1,000	18,210
Kawasaki Kisen Kaisha Ltd. (a)	1,300	21,565
KDDI Corp.	38,800	664,227
Keyence Corp.	1,000	344,836
Kikkoman Corp. (a)	600	5,412
Kioxia Holdings Corp. (b)	100	11,993
Kirin Holdings Co. Ltd.	7,900	125,385
Komatsu Ltd.	1,500	56,694
Kubota Corp.	1,900	29,344
Kyocera Corp.	20,200	301,940
Kyowa Kirin Co. Ltd.	200	3,241
Lasertec Corp.	300	62,889
LY Corp. (a)	3,900	9,382
M3, Inc.	200	2,018
Makita Corp.	300	9,574
Marubeni Corp.	2,400	84,752
MatsukiyoCocokara & Co.	300	4,763
Minebea Mitsumi, Inc. (a)	500	7,967
Mitsubishi Chemical Group Corp.	5,300	29,950
Mitsubishi Corp.	5,200	173,791
Mitsubishi Electric Corp.	1,600	50,165
Mitsubishi Estate Co. Ltd.	1,000	27,161
Mitsubishi HC Capital, Inc.	2,000	17,613
Mitsubishi Heavy Industries Ltd.	1,200	31,854
Mitsubishi UFJ Financial Group, Inc.	17,600	287,636
Mitsui & Co. Ltd.	4,400	164,810
Mitsui Fudosan Co. Ltd.	3,000	31,218
Mitsui OSK Lines Ltd. (a)	1,400	57,165
Mizuho Financial Group, Inc.	4,240	162,228
MonotaRO Co. Ltd.	700	7,502
MS&AD Insurance Group Holdings, Inc.	4,800	121,652
Murata Manufacturing Co. Ltd.	1,300	27,857
Security Description	Shares	Value
NEC Corp.	4,900	$118,457
Nexon Co. Ltd.	200	3,682
NIDEC Corp.	1,100	13,594
Nintendo Co. Ltd.	3,100	170,988
Nippon Building Fund, Inc. REIT	5	4,167
Nippon Paint Holdings Co. Ltd.	1,000	6,136
Nippon Sanso Holdings Corp.	200	6,956
Nippon Steel Corp. (a)	19,900	72,037
Nippon Yusen KK (a)	1,500	54,384
Nissan Motor Co. Ltd. (a) (b)	21,900	45,840
Nitori Holdings Co. Ltd. (a)	500	7,912
Nitto Denko Corp.	600	11,556
Nomura Holdings, Inc.	5,300	40,111
Nomura Research Institute Ltd. (a)	6,000	163,379
NTT, Inc.	491,700	485,859
Obayashi Corp.	800	18,887
Obic Co. Ltd.	5,400	130,749
Olympus Corp.	1,000	9,356
Oracle Corp. Japan	600	32,461
Oriental Land Co. Ltd. (a)	10,800	183,292
ORIX Corp.	1,800	52,125
Osaka Gas Co. Ltd.	3,800	152,416
Otsuka Corp.	4,000	75,957
Otsuka Holdings Co. Ltd.	3,300	228,380
Pan Pacific International Holdings Corp.	13,300	80,942
Panasonic Holdings Corp.	6,300	102,386
Rakuten Group, Inc. (b)	900	4,091
Recruit Holdings Co. Ltd.	4,198	172,205
Renesas Electronics Corp.	2,700	36,514
Resona Holdings, Inc.	3,400	36,812
Ryohin Keikaku Co. Ltd.	200	4,191
Sanrio Co. Ltd. (a)	2,000	12,310
SBI Holdings, Inc.	1,200	21,490
SCREEN Holdings Co. Ltd. (a)	600	33,717
Secom Co. Ltd.	5,600	212,468
Seibu Holdings, Inc. (a)	200	5,495
Sekisui Chemical Co. Ltd. (a)	600	9,830
Sekisui House Ltd.	1,200	26,551
Seven & i Holdings Co. Ltd.	4,900	65,404
Shimadzu Corp.	4,100	95,071
Shimano, Inc.	100	10,327
Shimizu Corp.	500	8,714
Shin-Etsu Chemical Co. Ltd.	1,800	70,817
Shionogi & Co. Ltd.	7,000	152,637
Shiseido Co. Ltd.	400	8,021
SMC Corp.	53	19,945
SoftBank Corp.	439,300	582,917
SoftBank Group Corp.	1,200	26,815
Sompo Holdings, Inc.	1,700	64,243
Sony Financial Group, Inc. (a)	10,200	9,181
Sony Group Corp.	5,000	100,855
Subaru Corp. (a)	1,500	23,416
Sumitomo Corp.	2,000	72,663
Sumitomo Electric Industries Ltd.	800	42,140
Sumitomo Metal Mining Co. Ltd.	500	27,830
See accompanying notes to financial statements.

STATE STREET SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Sumitomo Mitsui Financial Group, Inc.	6,700	$210,825
Sumitomo Mitsui Trust Group, Inc.	1,200	36,975
Sumitomo Realty & Development Co. Ltd. (a)	600	16,564
Suntory Beverage & Food Ltd.	200	5,641
Suzuki Motor Corp.	2,800	33,009
Sysmex Corp.	1,400	12,043
T&D Holdings, Inc.	600	14,920
Taisei Corp.	100	10,092
Takeda Pharmaceutical Co. Ltd.	13,168	468,814
TDK Corp.	1,500	18,537
Terumo Corp.	800	10,600
TIS, Inc.	3,700	78,168
Toho Co. Ltd.	3,500	36,674
Tokio Marine Holdings, Inc.	6,500	298,586
Tokyo Electron Ltd.	1,300	304,224
Tokyo Gas Co. Ltd.	1,900	88,581
Tokyu Corp. (a)	3,700	43,293
TOPPAN Holdings, Inc.	500	12,902
Toray Industries, Inc.	3,100	21,444
Toyota Motor Corp.	19,400	385,586
Toyota Tsusho Corp.	1,200	44,880
Tsuruha Holdings, Inc.	400	6,237
Unicharm Corp.	1,100	6,434
West Japan Railway Co. (a)	4,000	78,647
Yamaha Motor Co. Ltd.	2,900	20,516
Yokogawa Electric Corp.	4,000	119,278
Yokohama Financial Group, Inc.	1,900	16,410
Zensho Holdings Co. Ltd.	100	5,769
ZOZO, Inc. (a)	1,600	11,113
		14,393,636
LUXEMBOURG — 0.1%
ArcelorMittal SA	1,791	90,468
CVC Capital Partners PLC (a) (c)	631	8,106
Eurofins Scientific SE	127	9,169
		107,743
MACAU — 0.0% *
Galaxy Entertainment Group Ltd.	1,000	4,464
Sands China Ltd.	800	1,683
		6,147
MEXICO — 0.0% *
Fresnillo PLC	551	24,007
NETHERLANDS — 2.0%
ABN AMRO Bank NV Dutch Certificate	1,308	40,857
Adyen NV (b) (c)	62	60,764
Akzo Nobel NV	213	12,075
Argenx SE (b)	415	296,844
ASM International NV (a)	107	78,533
ASML Holding NV (a)	1,538	1,983,316
ASR Nederland NV	226	15,410
BE Semiconductor Industries NV (a)	208	42,887
Euronext NV (c)	46	7,341
Security Description	Shares	Value
EXOR NV	409	$30,938
Heineken Holding NV (a)	250	17,672
Heineken NV	372	28,417
ING Groep NV (a)	5,742	146,245
Koninklijke Ahold Delhaize NV	5,598	259,871
Koninklijke KPN NV (a)	59,008	326,551
Koninklijke Philips NV (a)	730	19,631
Magnum Ice Cream Co. NV (a) (b)	1,842	26,938
Nebius Group NV (a) (b)	102	10,583
NN Group NV (a)	632	48,832
NXP Semiconductors NV	189	37,207
Randstad NV (a)	335	8,611
Universal Music Group NV (a)	3,991	76,495
Wolters Kluwer NV (a)	699	52,044
		3,628,062
NEW ZEALAND — 0.1%
Auckland International Airport Ltd.	1,060	4,819
Contact Energy Ltd.	655	3,456
Fisher & Paykel Healthcare Corp. Ltd.	1,355	28,901
Infratil Ltd. (a)	12,554	83,431
Meridian Energy Ltd.	846	2,669
Xero Ltd. (b)	1,084	55,771
		179,047
NORWAY — 0.2%
Aker BP ASA	738	27,358
DNB Bank ASA	1,562	48,299
Equinor ASA	2,951	127,359
Gjensidige Forsikring ASA	535	13,840
Kongsberg Gruppen ASA	1,180	50,000
Mowi ASA	542	12,219
Norsk Hydro ASA	2,855	30,042
Orkla ASA	701	8,758
Salmar ASA	44	2,552
Telenor ASA	650	11,364
		331,791
POLAND — 0.0% *
InPost SA (b)	178	3,093
PORTUGAL — 0.1%
Banco Comercial Portugues SA Class R	13,580	13,018
EDP SA	5,430	28,311
Galp Energia SGPS SA	2,957	71,582
Jeronimo Martins SGPS SA	1,671	39,585
		152,496
SINGAPORE — 0.7%
CapitaLand Ascendas REIT	4,600	8,807
CapitaLand Integrated Commercial Trust REIT	7,135	12,665
CapitaLand Investment Ltd.	2,800	5,903
DBS Group Holdings Ltd.	7,553	333,113
Grab Holdings Ltd. Class A (b)	623	2,280
Keppel Ltd.	1,400	12,772
See accompanying notes to financial statements.

STATE STREET SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Oversea-Chinese Banking Corp. Ltd.	10,351	$176,267
Sea Ltd. ADR (b)	50	4,141
Sembcorp Industries Ltd. (a)	1,000	5,139
Singapore Airlines Ltd.	3,350	17,138
Singapore Exchange Ltd.	8,400	127,092
Singapore Technologies Engineering Ltd.	800	6,703
Singapore Telecommunications Ltd.	110,642	423,650
STMicroelectronics NV	1,837	60,545
United Overseas Bank Ltd.	2,700	76,700
		1,272,915
SOUTH AFRICA — 0.0% *
Anglo American PLC	1,855	77,764
SOUTH KOREA — 0.0% *
Delivery Hero SE (b) (c)	94	1,673
SPAIN — 1.2%
Acciona SA (a)	37	9,498
ACS Actividades de Construccion y Servicios SA	223	26,927
Aena SME SA (a) (c)	10,138	298,099
Amadeus IT Group SA	229	12,844
Banco Bilbao Vizcaya Argentaria SA	8,369	175,980
Banco de Sabadell SA	11,513	40,366
Banco Santander SA	28,642	313,183
Bankinter SA (a)	1,017	15,673
CaixaBank SA	5,600	65,588
Cellnex Telecom SA (b) (c)	488	15,592
EDP Renovaveis SA (a)	277	4,369
Endesa SA	405	16,836
Grifols SA (a)	541	5,583
Iberdrola SA	11,673	265,563
Indra Sistemas SA (a)	1,173	63,846
Industria de Diseno Textil SA	7,761	440,315
Mapfre SA	2,035	8,943
Naturgy Energy Group SA (a)	293	8,744
Redeia Corp. SA	6,155	103,257
Repsol SA	5,774	163,992
Telefonica SA (a)	10,719	46,870
		2,102,068
SWEDEN — 0.6%
AddTech AB Class B	607	20,237
Alfa Laval AB	779	41,525
Assa Abloy AB Class B	675	23,836
Atlas Copco AB Class A	7,913	135,521
Atlas Copco AB Class B	4,592	69,823
Beijer Ref AB Class B (a)	172	2,326
Boliden AB (b)	417	21,261
Epiroc AB Class A	1,689	40,619
Epiroc AB Class B	1,027	21,583
EQT AB (a)	150	4,511
Essity AB Class B (a)	717	18,282
Evolution AB (a) (c)	532	32,681
Fastighets AB Balder Class B (a) (b)	833	4,822
Security Description	Shares	Value
H & M Hennes & Mauritz AB Class B (a)	453	$8,329
Hexagon AB Class B	1,524	14,405
Holmen AB Class B (a)	97	3,431
Industrivarden AB Class A	142	6,934
Industrivarden AB Class C (a)	190	9,235
Indutrade AB (a)	164	3,691
Investment AB Latour Class B	62	1,309
Investor AB Class B (a)	2,049	76,206
L E Lundbergforetagen AB Class B (a)	80	4,468
Lifco AB Class B (a)	520	15,382
Nibe Industrier AB Class B (a)	1,100	4,456
Saab AB Class B (a)	102	6,611
Sagax AB Class B (a)	80	1,461
Sandvik AB	2,794	104,824
Securitas AB Class B	866	14,345
Skandinaviska Enskilda Banken AB Class A (a)	2,630	47,568
Skanska AB Class B (a)	570	15,114
SKF AB Class B (a)	543	12,780
Svenska Cellulosa AB SCA Class B (a)	692	7,903
Svenska Handelsbanken AB Class A (a)	2,948	38,079
Swedbank AB Class A (a)	1,512	50,616
Swedish Orphan Biovitrum AB (b)	542	22,314
Tele2 AB Class B	438	8,947
Telefonaktiebolaget LM Ericsson Class B (a)	2,750	30,686
Telia Co. AB	19,981	101,182
Trelleborg AB Class B	170	6,224
Volvo AB Class B (a)	2,350	75,363
		1,128,890
SWITZERLAND — 1.6%
ABB Ltd.	4,471	351,871
Avolta AG	161	9,469
Banque Cantonale Vaudoise (a)	34	5,458
Barry Callebaut AG	5	8,618
Belimo Holding AG	28	22,144
BKW AG	328	63,759
Chocoladefabriken Lindt & Spruengli AG	1	142,119
Cie Financiere Richemont SA Class A	347	59,831
DSM-Firmenich AG	221	15,645
EMS-Chemie Holding AG (a)	18	13,944
Galderma Group AG	187	35,699
Geberit AG	110	72,909
Givaudan SA	44	146,968
Helvetia Baloise Holding AG	342	87,421
Julius Baer Group Ltd.	254	18,384
Kuehne & Nagel International AG (a)	223	50,037
Logitech International SA	464	41,783
Lonza Group AG	35	21,987
See accompanying notes to financial statements.

STATE STREET SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Partners Group Holding AG (a)	78	$82,140
Sandoz Group AG	289	22,205
Schindler Holding AG (d)	108	34,999
Schindler Holding AG (d)	400	123,950
SGS SA	95	9,943
Sika AG	417	67,411
Sonova Holding AG	139	30,964
Straumann Holding AG (a)	305	31,124
Swatch Group AG Class BR, Bearer Shares (a)	64	13,819
Swiss Life Holding AG	21	22,601
Swiss Prime Site AG (a)	66	11,088
Swisscom AG	397	329,536
TE Connectivity PLC	575	120,186
UBS Group AG	5,143	196,683
VAT Group AG (c)	71	42,748
Zurich Insurance Group AG	835	583,373
		2,890,816
UNITED KINGDOM — 2.9%
3i Group PLC	3,466	111,432
Admiral Group PLC	1,916	79,589
Associated British Foods PLC	567	14,031
AstraZeneca PLC	4,792	928,292
Autotrader Group PLC (c)	3,071	19,013
Aviva PLC	2,828	22,391
BAE Systems PLC	1,991	57,762
Barclays PLC	31,740	163,006
Barratt Redrow PLC	2,421	8,310
British American Tobacco PLC	2,156	124,273
British American Tobacco PLC ADR	573	33,503
BT Group PLC	16,744	46,479
Bunzl PLC	530	15,767
Centrica PLC	21,691	60,783
CK Hutchison Holdings Ltd.	10,000	76,018
Coca-Cola Europacific Partners PLC	187	16,955
Compass Group PLC	10,039	276,021
Diageo PLC	2,203	40,555
Entain PLC	919	6,799
Halma PLC	6,312	316,464
HSBC Holdings PLC	32,650	525,966
Imperial Brands PLC	2,616	105,458
Informa PLC	1,274	12,557
International Consolidated Airlines Group SA Class DI	2,453	11,362
Intertek Group PLC	478	22,995
J Sainsbury PLC	6,025	26,934
JD Sports Fashion PLC	6,069	5,655
Kingfisher PLC	5,214	19,513
Land Securities Group PLC REIT	1,151	8,394
Legal & General Group PLC	5,753	18,686
Lloyds Banking Group PLC	112,396	136,863
London Stock Exchange Group PLC	387	45,236
M&G PLC	1,811	6,496
Marks & Spencer Group PLC	3,146	14,072
Melrose Industries PLC	1,519	10,072
National Grid PLC	5,688	95,222
Security Description	Shares	Value
NatWest Group PLC	15,593	$113,752
Next PLC	384	64,184
Pearson PLC	605	7,895
Reckitt Benckiser Group PLC	2,003	134,392
RELX PLC	5,798	189,311
Rentokil Initial PLC	3,037	18,703
Rolls-Royce Holdings PLC	1,778	26,541
Sage Group PLC	9,497	104,923
Schroders PLC	1,158	8,773
Segro PLC REIT	1,506	12,786
Severn Trent PLC	174	7,090
Smith & Nephew PLC	883	13,798
Smiths Group PLC	932	28,022
Spirax Group PLC	47	4,137
SSE PLC	1,195	40,893
Standard Chartered PLC	3,824	78,414
Standard Life PLC	592	5,297
Tesco PLC	12,933	80,686
Unilever PLC	8,290	459,035
United Utilities Group PLC	470	8,150
Vodafone Group PLC	154,255	230,470
Whitbread PLC	231	6,994
Wise PLC Class A (b)	2,143	25,519
		5,152,689
UNITED STATES — 68.7%
3M Co.	1,515	220,023
Abbott Laboratories	8,829	906,473
AbbVie, Inc.	2,055	446,942
Accenture PLC Class A	3,279	650,193
Adobe, Inc. (b)	2,106	511,926
Advanced Micro Devices, Inc. (b)	347	70,590
AECOM	100	8,482
Aegon Ltd.	1,838	13,189
Aflac, Inc.	519	56,939
Agilent Technologies, Inc.	762	86,853
Air Products & Chemicals, Inc.	147	42,702
Airbnb, Inc. Class A (b)	173	21,846
Alcon AG	394	29,057
Allegion PLC	267	38,792
Alliant Energy Corp.	697	50,017
Allstate Corp.	933	193,448
Alphabet, Inc. Class A	7,551	2,171,366
Alphabet, Inc. Class C	6,964	1,997,693
Altria Group, Inc.	1,321	87,173
Amazon.com, Inc. (b)	3,086	642,721
Amcor PLC	636	25,281
Ameren Corp.	1,589	174,663
American Electric Power Co., Inc.	1,192	156,247
American Express Co.	281	84,997
American International Group, Inc.	1,288	96,922
American Tower Corp. REIT	273	47,114
American Water Works Co., Inc.	782	106,422
Ameriprise Financial, Inc.	326	144,874
AMETEK, Inc.	110	23,580
Amgen, Inc.	719	252,980
See accompanying notes to financial statements.

STATE STREET SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Amphenol Corp. Class A	6,580	$831,383
Amrize Ltd. (b)	614	33,269
Analog Devices, Inc.	253	80,489
Annaly Capital Management, Inc. REIT	584	12,352
Aon PLC Class A	733	236,598
AP Moller - Maersk AS Class A	18	43,658
AP Moller - Maersk AS Class B	31	76,742
Apollo Global Management, Inc.	299	33,315
Apple, Inc.	15,419	3,913,188
Applied Materials, Inc.	2,508	857,209
AppLovin Corp. Class A (b)	20	7,960
Aptiv PLC (b)	382	26,526
Arch Capital Group Ltd. (b)	2,954	283,554
Archer-Daniels-Midland Co.	1,551	112,742
ARES Management Corp. Class A	45	4,910
Arista Networks, Inc. (b)	3,405	418,066
Arthur J Gallagher & Co.	575	124,534
AT&T, Inc.	41,053	1,190,126
Atlassian Corp. Class A (b)	10	683
Atmos Energy Corp.	114	21,058
Autodesk, Inc. (b)	1,251	299,489
Automatic Data Processing, Inc.	1,342	272,668
AutoZone, Inc. (b)	128	432,356
AvalonBay Communities, Inc. REIT	85	13,885
Avery Dennison Corp.	232	40,062
Axon Enterprise, Inc. (b)	10	4,247
Baker Hughes Co.	899	54,884
Ball Corp.	1,200	70,932
Bank of America Corp.	11,524	561,795
Bank of New York Mellon Corp.	668	79,245
Becton Dickinson & Co.	289	45,439
Berkshire Hathaway, Inc. Class B (b)	2,658	1,273,714
Best Buy Co., Inc.	985	63,237
Biogen, Inc. (b)	244	44,733
Blackrock, Inc.	360	346,216
Blackstone, Inc.	177	20,353
Block, Inc. (b)	490	29,488
Boeing Co. (b)	253	50,355
Booking Holdings, Inc.	6	25,262
Boston Scientific Corp. (b)	2,058	129,140
BP PLC	54,462	435,439
Bristol-Myers Squibb Co.	2,592	157,205
Broadcom, Inc.	467	144,541
Broadridge Financial Solutions, Inc.	299	48,582
Brown & Brown, Inc.	2,134	139,158
Builders FirstSource, Inc. (b)	225	18,524
Bunge Global SA	400	50,880
Burlington Stores, Inc. (b)	38	12,364
Buzzi SpA (a)	273	13,551
Cadence Design Systems, Inc. (b)	750	208,402
Capital One Financial Corp.	652	118,944
Cardinal Health, Inc.	1,369	289,283
Carlisle Cos., Inc.	126	42,036
Carlyle Group, Inc.	153	7,404
Security Description	Shares	Value
Carnival Corp.	634	$16,408
Carrier Global Corp.	655	36,883
Carvana Co. (b)	20	6,288
Casey's General Stores, Inc.	40	29,114
Caterpillar, Inc.	1,464	1,037,185
Cboe Global Markets, Inc.	1,791	503,396
CBRE Group, Inc. Class A (b)	244	33,052
CDW Corp.	474	57,363
Cencora, Inc.	2,805	881,163
Centene Corp. (b)	3,313	108,468
CenterPoint Energy, Inc.	599	25,853
CF Industries Holdings, Inc.	278	36,096
CH Robinson Worldwide, Inc.	385	63,937
Charles Schwab Corp.	919	86,368
Charter Communications, Inc. Class A (b)	315	68,002
Cheniere Energy, Inc.	544	154,365
Chevron Corp.	4,390	908,291
Chipotle Mexican Grill, Inc. (b)	4,135	132,361
Chubb Ltd.	2,299	749,313
Church & Dwight Co., Inc.	4,148	387,091
Cigna Group	1,075	286,756
Cincinnati Financial Corp.	165	25,963
Cintas Corp.	1,132	191,466
Cisco Systems, Inc.	21,812	1,692,393
Citigroup, Inc.	3,857	437,422
Citizens Financial Group, Inc.	972	58,291
Clorox Co.	67	6,943
Cloudflare, Inc. Class A (b)	10	2,063
CME Group, Inc.	2,755	813,689
CMS Energy Corp.	1,903	147,635
CNH Industrial NV	2,344	24,955
Coca-Cola Co.	17,614	1,339,545
Cognizant Technology Solutions Corp. Class A	4,243	260,308
Coherent Corp. (b)	100	23,821
Coinbase Global, Inc. Class A (b)	38	6,635
Colgate-Palmolive Co.	5,284	450,355
Comcast Corp. Class A	10,170	291,981
Comfort Systems USA, Inc.	122	168,237
ConocoPhillips	2,391	315,612
Consolidated Edison, Inc.	5,625	636,637
Constellation Brands, Inc. Class A	178	26,700
Constellation Energy Corp.	133	37,140
Cooper Cos., Inc. (b)	135	9,653
Copart, Inc. (b)	2,430	80,676
Corebridge Financial, Inc.	969	23,120
Corning, Inc.	1,252	170,234
Corpay, Inc. (b)	32	9,312
Corteva, Inc.	1,145	95,848
CoStar Group, Inc. (b)	110	4,437
Costco Wholesale Corp.	1,435	1,429,877
Coterra Energy, Inc.	3,235	113,678
CRH PLC	575	59,007
Crowdstrike Holdings, Inc. Class A (b)	127	49,582
See accompanying notes to financial statements.

STATE STREET SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Crown Castle, Inc. REIT	173	$14,067
CSX Corp.	1,404	57,634
Cummins, Inc.	403	216,822
CVS Health Corp.	3,708	266,309
Danaher Corp.	409	77,546
Darden Restaurants, Inc.	403	79,004
Datadog, Inc. Class A (b)	20	2,361
Deckers Outdoor Corp. (b)	585	58,553
Deere & Co.	238	134,065
Dell Technologies, Inc. Class C	256	42,017
Delta Air Lines, Inc.	348	23,135
Devon Energy Corp.	1,600	80,512
Dexcom, Inc. (b)	890	55,892
Diamondback Energy, Inc.	381	75,358
Dick's Sporting Goods, Inc.	190	37,675
Digital Realty Trust, Inc. REIT	151	27,212
Dollar General Corp.	760	90,235
Dollar Tree, Inc. (b)	266	29,130
Dominion Energy, Inc.	1,580	97,676
Domino's Pizza, Inc.	10	3,588
DoorDash, Inc. Class A (b)	39	5,856
Dover Corp.	144	30,017
Dow, Inc.	2,848	118,619
DR Horton, Inc.	952	130,633
DraftKings, Inc. Class A (b)	45	973
DTE Energy Co.	208	30,414
Duke Energy Corp.	7,652	1,001,953
DuPont de Nemours, Inc.	802	36,732
Eaton Corp. PLC	986	352,663
eBay, Inc.	276	25,122
EchoStar Corp. Class A (b)	102	11,941
Ecolab, Inc.	95	25,272
Edison International	706	51,665
Edwards Lifesciences Corp. (b)	2,818	225,665
Electronic Arts, Inc.	1,996	406,925
Elevance Health, Inc.	1,225	358,619
Eli Lilly & Co.	2,283	2,099,835
EMCOR Group, Inc.	145	107,055
Emerson Electric Co.	365	47,822
Entegris, Inc.	98	11,490
Entergy Corp.	394	44,270
EOG Resources, Inc.	983	142,112
EQT Corp.	561	35,702
Equifax, Inc.	45	8,103
Equinix, Inc. REIT	19	18,625
Equitable Holdings, Inc.	471	17,479
Equity Residential REIT	346	20,466
Erie Indemnity Co. Class A	74	18,597
Essex Property Trust, Inc. REIT	38	9,196
Estee Lauder Cos., Inc. Class A	143	10,263
Everest Group Ltd.	94	30,724
Evergy, Inc.	276	22,610
Everpure, Inc. Class A (b)	45	2,657
Eversource Energy	370	25,634
Exelon Corp.	1,262	61,863
Expand Energy Corp.	2,238	245,688
Security Description	Shares	Value
Expedia Group, Inc.	96	$22,165
Expeditors International of Washington, Inc.	488	69,896
Experian PLC	2,518	86,266
Extra Space Storage, Inc. REIT	128	16,785
Exxon Mobil Corp.	12,485	2,118,205
F5, Inc. (b)	963	278,625
Fair Isaac Corp. (b)	39	41,634
Fastenal Co.	3,396	157,574
FedEx Corp.	444	158,144
Ferguson Enterprises, Inc.	585	136,457
Ferrovial SE	214	13,665
Fidelity National Financial, Inc.	282	13,079
Fidelity National Information Services, Inc.	384	18,013
Fifth Third Bancorp	1,587	73,732
First Citizens BancShares, Inc. Class A (a)	54	101,772
First Solar, Inc. (b)	516	101,786
FirstEnergy Corp.	2,875	145,647
Fiserv, Inc. (b)	966	53,903
Flex Ltd. (b)	408	26,708
Flutter Entertainment PLC (b)	76	7,748
Ford Motor Co.	12,392	143,004
Fortinet, Inc. (b)	3,079	251,616
Fortive Corp.	334	18,464
Fox Corp. Class A	260	15,184
Fox Corp. Class B	151	8,018
Freeport-McMoRan, Inc.	1,150	67,597
Gaming & Leisure Properties, Inc. REIT	206	9,140
Garmin Ltd.	504	116,933
Gartner, Inc. (b)	501	79,328
GE HealthCare Technologies, Inc.	1,367	97,303
GE Vernova, Inc.	69	60,230
Gen Digital, Inc.	4,518	85,074
General Dynamics Corp.	1,003	344,250
General Electric Co.	266	75,483
General Mills, Inc.	7,466	277,885
General Motors Co.	3,574	266,263
Genuine Parts Co.	178	18,824
GFL Environmental, Inc.	996	41,416
Gilead Sciences, Inc.	3,350	466,889
Global Payments, Inc.	445	29,949
GoDaddy, Inc. Class A (b)	2,079	171,871
Goldman Sachs Group, Inc.	266	225,033
Graco, Inc.	447	37,839
GSK PLC	15,513	422,232
Haleon PLC	8,001	39,439
Halliburton Co.	1,424	55,522
Hartford Insurance Group, Inc.	946	127,928
HCA Healthcare, Inc.	446	211,065
Healthpeak Properties, Inc. REIT	777	12,766
HEICO Corp.	7	1,919
HEICO Corp. Class A	20	4,222
Hershey Co.	1,452	301,856
See accompanying notes to financial statements.

STATE STREET SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Hewlett Packard Enterprise Co.	2,344	$55,811
Hilton Worldwide Holdings, Inc.	55	16,724
Holcim AG	1,747	141,143
Hologic, Inc. (b)	2,527	191,016
Home Depot, Inc.	576	189,441
Honeywell International, Inc.	1,783	403,011
Hormel Foods Corp.	2,987	67,656
Howmet Aerospace, Inc.	986	227,234
HP, Inc.	2,208	42,416
Hubbell, Inc.	143	70,176
Humana, Inc.	326	56,525
Huntington Bancshares, Inc.	3,871	60,581
Hyatt Hotels Corp. Class A	20	2,876
IDEX Corp.	49	9,288
IDEXX Laboratories, Inc. (b)	267	150,025
Illinois Tool Works, Inc.	821	213,698
Illumina, Inc. (b)	44	5,423
Incyte Corp. (b)	2,362	222,311
Ingersoll Rand, Inc.	208	16,665
Insulet Corp. (b)	10	2,098
Intel Corp. (b)	3,108	137,156
Interactive Brokers Group, Inc. Class A	188	12,609
Intercontinental Exchange, Inc.	357	56,149
InterContinental Hotels Group PLC	49	6,390
International Business Machines Corp.	2,015	488,416
International Flavors & Fragrances, Inc.	350	25,393
International Paper Co.	883	31,523
Intuit, Inc.	1,231	532,260
Intuitive Surgical, Inc. (b)	778	358,650
Invitation Homes, Inc. REIT	500	12,425
IQVIA Holdings, Inc. (b)	173	29,503
Iron Mountain, Inc. REIT	71	7,252
Jabil, Inc.	376	99,877
Jack Henry & Associates, Inc.	688	108,732
Jacobs Solutions, Inc.	106	13,492
JB Hunt Transport Services, Inc.	90	19,071
Johnson & Johnson	10,543	2,577,131
Johnson Controls International PLC	309	40,464
JPMorgan Chase & Co.	2,907	855,123
Kenvue, Inc.	1,974	34,032
Keurig Dr. Pepper, Inc.	7,646	201,319
KeyCorp	1,544	30,957
Keysight Technologies, Inc. (b)	91	25,696
Kimberly-Clark Corp.	703	67,818
Kimco Realty Corp. REIT	600	13,482
Kinder Morgan, Inc.	1,828	61,293
KKR & Co., Inc.	210	19,425
KLA Corp.	403	593,381
Kraft Heinz Co.	2,333	52,469
Kroger Co.	8,593	621,789
L3Harris Technologies, Inc.	119	41,073
Labcorp Holdings, Inc.	86	22,946
Lam Research Corp.	4,493	959,974
Security Description	Shares	Value
Las Vegas Sands Corp.	158	$8,513
Leidos Holdings, Inc.	349	54,276
Lennar Corp. Class A	423	36,733
Lennox International, Inc.	133	61,729
Liberty Media Corp.-Liberty Formula One Class C (b)	2,233	189,850
Linde PLC	1,354	671,259
Live Nation Entertainment, Inc. (b)	76	11,591
Lockheed Martin Corp.	1,234	745,817
Loews Corp.	1,775	189,463
Lowe's Cos., Inc.	453	107,035
LPL Financial Holdings, Inc.	45	13,537
Lululemon Athletica, Inc. (b)	473	72,416
LyondellBasell Industries NV Class A	1,040	83,782
M&T Bank Corp.	330	68,218
Marathon Petroleum Corp.	881	215,123
Markel Group, Inc. (b)	18	34,453
Marriott International, Inc. Class A	76	24,857
Marsh & McLennan Cos., Inc.	3,681	638,469
Martin Marietta Materials, Inc.	37	21,781
Marvell Technology, Inc.	134	13,273
Masco Corp.	161	9,720
Mastercard, Inc. Class A	2,254	1,126,234
McCormick & Co., Inc.	178	8,978
McDonald's Corp.	2,339	726,938
McKesson Corp.	900	778,824
Medtronic PLC	997	86,390
Merck & Co., Inc.	11,958	1,438,428
Meta Platforms, Inc. Class A	5,761	3,296,041
MetLife, Inc.	861	60,890
Mettler-Toledo International, Inc. (b)	10	12,612
Microchip Technology, Inc.	404	26,102
Micron Technology, Inc.	384	129,731
Microsoft Corp.	9,634	3,566,218
Mid-America Apartment Communities, Inc. REIT	71	8,671
Mondelez International, Inc. Class A	7,572	436,450
MongoDB, Inc. (b)	10	2,448
Monolithic Power Systems, Inc.	150	164,002
Monster Beverage Corp. (b)	6,574	476,352
Moody's Corp.	463	201,984
Morgan Stanley	976	160,620
Motorola Solutions, Inc.	1,774	769,863
MSCI, Inc.	20	10,780
Nasdaq, Inc.	210	17,827
Natera, Inc. (b)	10	2,000
Nestle SA	9,225	900,286
NetApp, Inc.	513	52,526
Netflix, Inc. (b)	12,998	1,249,758
Neurocrine Biosciences, Inc. (b)	510	67,187
Newmont Corp.	1,948	210,871
News Corp. Class A	357	8,900
NextEra Energy, Inc.	1,280	118,886
NIKE, Inc. Class B	3,178	167,862
NiSource, Inc.	410	19,131
See accompanying notes to financial statements.

STATE STREET SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Nordson Corp.	37	$9,844
Norfolk Southern Corp.	169	48,503
Northern Trust Corp.	237	33,078
Northrop Grumman Corp.	705	480,979
Novartis AG	11,206	1,685,467
NRG Energy, Inc.	127	18,560
Nucor Corp.	493	83,366
NVIDIA Corp.	19,848	3,461,491
NVR, Inc. (b)	10	65,898
Occidental Petroleum Corp.	1,876	121,940
Oklo, Inc. (a) (b)	408	20,233
Okta, Inc. (b)	45	3,542
Old Dominion Freight Line, Inc.	541	105,711
Omnicom Group, Inc.	1,010	76,063
ON Semiconductor Corp. (b)	517	32,013
ONEOK, Inc.	753	68,064
Oracle Corp.	590	86,795
O'Reilly Automotive, Inc. (b)	4,681	432,103
Otis Worldwide Corp.	198	15,262
PACCAR, Inc.	636	73,458
Packaging Corp. of America	74	15,704
Palantir Technologies, Inc. Class A (b)	243	35,546
Palo Alto Networks, Inc. (b)	1,084	173,787
Parker-Hannifin Corp.	331	296,324
Paychex, Inc.	1,052	96,910
PayPal Holdings, Inc.	2,827	127,865
Pentair PLC	432	37,632
PepsiCo, Inc.	8,339	1,294,963
Pfizer, Inc.	10,635	298,631
PG&E Corp.	6,033	106,000
Philip Morris International, Inc.	1,500	248,010
Phillips 66 Co.	1,008	183,637
Pinnacle Financial Partners, Inc.	310	26,703
Pinterest, Inc. Class A (b)	259	4,750
PNC Financial Services Group, Inc.	811	168,761
PPG Industries, Inc.	268	28,644
PPL Corp.	2,053	78,425
Principal Financial Group, Inc.	421	37,936
Procter & Gamble Co.	10,789	1,558,363
Progressive Corp.	3,591	711,880
Prologis, Inc. REIT	585	77,325
Prudential Financial, Inc.	682	66,625
PTC, Inc. (b)	757	107,865
Public Service Enterprise Group, Inc.	416	33,675
Public Storage REIT	385	104,289
PulteGroup, Inc.	719	84,562
Qiagen NV	160	6,405
Qnity Electronics, Inc.	452	52,152
QUALCOMM, Inc.	3,540	455,881
Quanta Services, Inc.	65	35,686
Quest Diagnostics, Inc.	1,075	210,678
Raymond James Financial, Inc.	183	26,497
Realty Income Corp. REIT	725	44,356
Regency Centers Corp. REIT	127	9,609
Security Description	Shares	Value
Regeneron Pharmaceuticals, Inc.	185	$142,938
Regions Financial Corp.	1,900	49,628
Reliance, Inc.	81	24,618
Republic Services, Inc.	3,178	696,046
ResMed, Inc.	381	85,527
Rivian Automotive, Inc. Class A (a) (b)	263	3,958
Robinhood Markets, Inc. Class A (b)	80	5,544
ROBLOX Corp. Class A (b)	20	1,131
Roche Holding AG	2,654	1,039,405
Roche Holding AG Class BR, Bearer Shares	118	48,049
Rockwell Automation, Inc.	260	93,309
Rollins, Inc.	3,631	193,932
Roper Technologies, Inc.	1,501	531,144
Ross Stores, Inc.	187	40,510
Royal Caribbean Cruises Ltd.	91	25,041
Royalty Pharma PLC Class A	343	16,454
RPM International, Inc.	76	7,554
RTX Corp.	1,362	262,730
S&P Global, Inc.	149	63,376
Salesforce, Inc.	1,815	338,806
Samsara, Inc. Class A (b)	10	317
Sanofi SA	3,733	355,792
SBA Communications Corp. REIT	37	6,368
Schneider Electric SE	298	78,663
Seagate Technology Holdings PLC	2	784
Sempra	590	57,330
ServiceNow, Inc. (b)	2,143	224,051
Shell PLC	18,661	881,713
Sherwin-Williams Co.	631	202,267
Simon Property Group, Inc. REIT	162	30,218
SLB Ltd.	1,923	98,823
Smurfit Westrock PLC (d)	724	28,851
Smurfit Westrock PLC (d)	93	3,641
Snap, Inc. Class A (b)	165	759
Snap-on, Inc.	153	55,573
Snowflake, Inc. (b)	20	3,016
SoFi Technologies, Inc. (b)	210	3,335
Solventum Corp. (b)	126	8,228
Southern Co.	9,675	933,831
Spotify Technology SA (b)	10	4,849
SS&C Technologies Holdings, Inc.	161	10,879
Starbucks Corp.	581	52,052
State Street Corp. (e)	373	47,207
Steel Dynamics, Inc.	259	46,620
Stellantis NV (a)	20,357	142,116
STERIS PLC	45	9,951
Strategy, Inc. (b)	155	19,344
Stryker Corp.	127	41,731
Sun Communities, Inc. REIT	680	85,653
Sunbelt Rentals Holdings, Inc.	496	31,069
Super Micro Computer, Inc. (b)	419	9,541
Swiss Re AG (a)	1,352	222,431
Synchrony Financial	579	39,384
Synopsys, Inc. (b)	82	32,511
See accompanying notes to financial statements.

STATE STREET SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Sysco Corp.	707	$50,430
T. Rowe Price Group, Inc.	762	68,687
Take-Two Interactive Software, Inc. (b)	35	6,913
Tapestry, Inc.	139	19,614
Targa Resources Corp.	128	32,093
Target Corp.	1,060	128,472
Teledyne Technologies, Inc. (b)	712	430,767
Tenaris SA	768	22,565
Teradyne, Inc.	351	104,057
Tesla, Inc. (b)	407	151,302
Texas Instruments, Inc.	2,793	542,233
Texas Pacific Land Corp.	184	87,319
Textron, Inc.	247	21,627
Thermo Fisher Scientific, Inc.	229	112,560
TJX Cos., Inc.	6,088	972,254
T-Mobile U.S., Inc.	3,326	698,560
Toast, Inc. Class A (b)	45	1,193
Tractor Supply Co.	1,461	66,183
Trade Desk, Inc. Class A (b)	53	1,203
Tradeweb Markets, Inc. Class A	35	4,118
Trane Technologies PLC	656	273,381
TransDigm Group, Inc.	10	11,590
TransUnion	88	6,089
Travelers Cos., Inc.	1,551	452,396
Trimble, Inc. (b)	112	7,306
Truist Financial Corp.	2,555	117,453
Twilio, Inc. Class A (b)	55	6,920
Tyler Technologies, Inc. (b)	510	174,614
Tyson Foods, Inc. Class A	3,156	202,205
U.S. Bancorp	2,805	145,888
Uber Technologies, Inc. (b)	5,352	384,969
UDR, Inc. REIT	184	6,216
Ulta Beauty, Inc. (b)	158	82,588
Union Pacific Corp.	1,881	456,368
United Airlines Holdings, Inc. (b)	192	17,677
United Parcel Service, Inc. Class B	1,209	118,941
United Rentals, Inc.	51	37,157
United Therapeutics Corp. (b)	308	182,638
UnitedHealth Group, Inc.	3,615	978,183
Universal Health Services, Inc. Class B	85	15,212
Valero Energy Corp.	951	234,973
Veeva Systems, Inc. Class A (b)	330	57,968
Ventas, Inc. REIT	1,009	82,516
Veralto Corp.	618	54,644
VeriSign, Inc.	1,215	301,757
Verisk Analytics, Inc.	65	12,334
Verizon Communications, Inc.	22,724	1,140,745
Vertex Pharmaceuticals, Inc. (b)	1,626	726,074
Vertiv Holdings Co. Class A	61	15,285
VICI Properties, Inc. REIT	1,228	33,549
Visa, Inc. Class A	7,075	2,138,348
Vistra Corp.	139	20,896
Vulcan Materials Co.	57	15,521
W.R. Berkley Corp.	4,458	295,476
Security Description	Shares	Value
Walmart, Inc.	14,251	$1,771,114
Walt Disney Co.	1,515	146,016
Warner Bros Discovery, Inc. (b)	3,972	109,071
Waste Connections, Inc.	2,495	405,288
Waste Management, Inc.	2,951	678,110
Waters Corp. (b)	243	72,365
Watsco, Inc. (a)	94	34,196
WEC Energy Group, Inc.	3,321	384,472
Wells Fargo & Co.	4,562	363,181
Welltower, Inc. REIT	1,417	280,155
West Pharmaceutical Services, Inc.	189	47,371
Western Digital Corp.	100	27,049
Westinghouse Air Brake Technologies Corp.	100	24,991
Weyerhaeuser Co. REIT	994	24,283
Williams Cos., Inc.	4,202	305,822
Williams-Sonoma, Inc.	445	81,137
Willis Towers Watson PLC	509	147,966
Workday, Inc. Class A (b)	584	75,873
WP Carey, Inc. REIT	200	13,592
WW Grainger, Inc.	156	170,166
Xcel Energy, Inc.	1,878	149,188
Xylem, Inc.	143	17,089
Yum! Brands, Inc.	2,230	346,720
Zebra Technologies Corp. Class A (b)	35	7,318
Zillow Group, Inc. Class C (b)	45	1,862
Zimmer Biomet Holdings, Inc.	235	21,249
Zoetis, Inc.	1,479	174,833
Zoom Communications, Inc. (b)	834	67,045
Zscaler, Inc. (b)	196	27,497
		122,200,208
ZAMBIA — 0.0% *
First Quantum Minerals Ltd. (b)	605	14,419
TOTAL COMMON STOCKS (Cost $137,420,683)		176,695,164
RIGHTS — 0.0% *
ITALY — 0.0%
Telecom Italia SpA (expiring 04/30/26) (b)	30,950	—
SINGAPORE — 0.0% *
CapitaLand Ascendas REIT (expiring 04/15/26) (b)	128	12
TOTAL RIGHTS (Cost $0)		12
WARRANTS — 0.0%
CANADA — 0.0%
Constellation Software, Inc. (expiring 03/31/40) (a) (b) (f) (Cost $0)	61	—
See accompanying notes to financial statements.

STATE STREET SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 4.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.64% (g) (h)	482,352	$482,352
State Street Navigator Securities Lending Portfolio II (e) (i)	6,678,994	6,678,994
TOTAL SHORT-TERM INVESTMENTS (Cost $7,161,346)		7,161,346
TOTAL INVESTMENTS — 103.3% (Cost $144,582,029)		183,856,522
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.3)%		(5,897,798)
NET ASSETS — 100.0%		$177,958,724

(a)	All or a portion of the shares of the security are on loan at March 31, 2026.
(b)	Non-income producing security.
(c)
Securities purchased pursuant to Rule 144A of the
Securities Act of 1933, as amended. These securities,
which represent 0.4% of net assets as of March 31, 2026,
may be resold in transactions exempt from registration,
normally to qualified institutional buyers.

(d)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2026 are shown in the Affiliate Table below.
(f)
Fair valued as determined in good faith by the Trust's
Oversight Committee in accordance with policy and
procedures approved by the Board of Trustees. Security
value is determined based on significant unobservable
inputs and is classified as Level 3. As of March 31, 2026,
total aggregate fair value of the security is $0, representing
0.00% of the Fund's net assets.

(g)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended March 31, 2026
are shown in the Affiliate Table below.

(h)	The rate shown is the annualized seven-day yield at March 31, 2026.
(i)	Investment of cash collateral for securities loaned.

*	Amount is less than 0.05% of net assets.

Abbreviations:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$176,695,164	$—	$—	$176,695,164
Rights	—	12	—	12
Warrants	—	—	0 (a)	0
Short-Term Investments	7,161,346	—	—	7,161,346
TOTAL INVESTMENTS	$183,856,510	$12	$0	$183,856,522

(a)	The Fund held a Level 3 security that was valued at $0 at March 31, 2026.
See accompanying notes to financial statements.

STATE STREET SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Sector Breakdown as of March 31, 2026

% of Net Assets
Information Technology	19.3%
Financials	16.4
Health Care	13.7
Industrials	10.8
Communication Services	10.5
Consumer Staples	8.9
Consumer Discretionary	6.0
Energy	5.5
Utilities	4.1
Materials	3.2
Real Estate	0.9
Short-Term Investments	4.0
Liabilities in Excess of Other Assets	(3.3)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/25	Value at 9/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/26	Value at 3/31/26	Dividend Income
State Street Corp.	448	$51,972	$2,950	$11,510	$1,958	$1,837	373	$47,207	$684
State Street Institutional U.S. Government Money Market Fund, Class G Shares	349,957	349,957	4,386,708	4,254,313	—	—	482,352	482,352	5,658
State Street Navigator Securities Lending Portfolio II	4,798,169	4,798,169	12,977,612	11,096,787	—	—	6,678,994	6,678,994	7,948
Total		$5,200,098	$17,367,270	$15,362,610	$1,958	$1,837		$7,208,553	$14,290
See accompanying notes to financial statements.

STATE STREET SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 100.6%
CHINA — 39.4%
360 Security Technology, Inc. Class A	14,100	$21,844
37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	17,271	53,538
3SBio, Inc. (a)	55,500	160,266
5I5J Holding Group Co. Ltd. Class A	65,600	27,639
AAC Technologies Holdings, Inc.	38,500	162,540
Addsino Co. Ltd. Class A (b)	21,710	89,459
Advanced Technology & Materials Co. Ltd. Class A	118,637	354,192
AECC Aero-Engine Control Co. Ltd. Class A	70,893	222,840
AECC Aviation Power Co. Ltd. Class A	9,553	66,474
Aerospace Hi-Tech Holdings Group Ltd. Class A (b)	28,467	92,820
Agora, Inc. ADR (b)	1,108	3,922
Agricultural Bank of China Ltd. Class H	1,446,703	1,027,797
Air China Ltd. Class H (b)	201,414	117,403
Airtac International Group	12,088	375,458
AK Medical Holdings Ltd. (a) (c)	10,000	7,882
Akeso, Inc. (a) (b)	36,000	597,842
Alibaba Group Holding Ltd.	762,204	11,568,873
A-Living Smart City Services Co. Ltd. Class H (a)	12,250	2,781
All Winner Technology Co. Ltd. Class A	16,662	83,446
Alpha Group Class A (b)	29,085	32,384
Alphamab Oncology (a) (b)	33,000	32,831
Aluminum Corp. of China Ltd. Class H	370,304	531,354
Angang Steel Co. Ltd. Class H (b)	189,616	36,278
Anhui Conch Cement Co. Ltd. Class H	92,860	251,095
Anhui Expressway Co. Ltd. Class H	32,000	60,611
Anhui Guangxin Agrochemical Co. Ltd. Class A	35,800	75,107
Anhui Gujing Distillery Co. Ltd. Class B	8,300	74,105
Anhui Honglu Steel Construction Group Co. Ltd. Class A	6,960	20,688
Anhui Jiangnan Chemical Industry Co. Ltd. Class A	68,880	54,352
Anhui Jinhe Industrial Co. Ltd. Class A	10,907	36,479
Anhui Transport Consulting & Design Institute Co. Ltd. Class A	32,280	37,670
Anhui Truchum Advanced Materials & Technology Co. Ltd. Class A (b)	36,600	60,199
ANTA Sports Products Ltd.	61,925	597,909
Security Description	Shares	Value
Antong Holdings Co. Ltd. Class A (b)	223,200	$142,839
Aotecar New Energy Technology Group Co. Ltd. Class A	161,500	71,318
Apeloa Pharmaceutical Co. Ltd. Class A	22,300	57,569
Ascentage Pharma Group International (a) (b)	5,100	29,923
Autohome, Inc. ADR	3,027	52,579
Avary Holding Shenzhen Co. Ltd. Class A	8,200	61,939
AviChina Industry & Technology Co. Ltd. Class H (c)	237,000	100,360
Avicopter PLC Class A	33,550	163,993
Bafang Electric Suzhou Co. Ltd. Class A	3,228	15,493
BAIC Motor Corp. Ltd. Class H (a) (b) (c)	109,000	21,271
Baidu, Inc. Class A (b)	102,140	1,377,031
Bank of China Ltd. Class H	3,174,466	2,012,333
Bank of Communications Co. Ltd. Class H	803,975	721,918
Bank of Nanjing Co. Ltd. Class A	53,900	88,888
Bank of Ningbo Co. Ltd. Class A	30,860	136,054
Bank of Shanghai Co. Ltd. Class A	47,300	67,868
Baoshan Iron & Steel Co. Ltd. Class A	78,428	72,788
BBMG Corp. Class H (c)	113,000	10,810
Beibuwan Port Co. Ltd. Class A	31,500	49,211
Beijing BDStar Navigation Co. Ltd. Class A (b)	28,100	154,115
Beijing Capital International Airport Co. Ltd. Class H (b)	52,000	12,137
Beijing Chunlizhengda Medical Instruments Co. Ltd. Class H	3,250	5,434
Beijing Easpring Material Technology Co. Ltd. Class A	20,200	150,212
Beijing Enterprises Holdings Ltd.	40,500	154,454
Beijing Enterprises Water Group Ltd.	262,000	90,561
Beijing Jetsen Technology Co. Ltd. Class A	148,100	122,225
Beijing Leike Defense Technology Co. Ltd. Class A (b)	148,900	289,966
Beijing Shiji Information Technology Co. Ltd. Class A	21,380	30,491
Beijing SL Pharmaceutical Co. Ltd. Class A	20,634	22,675
BGI Genomics Co. Ltd. Class A (b)	400	2,308
Biem.L.Fdlkk Garment Co. Ltd. Class A	14,460	35,843
Bilibili, Inc. Class Z (b)	10,884	236,971
Blue Sail Medical Co. Ltd. Class A (b)	20,700	23,857
BOE Technology Group Co. Ltd. Class A	99,000	56,046
BOE Technology Group Co. Ltd. Class B	112,600	44,378
See accompanying notes to financial statements.

STATE STREET SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Bosideng International Holdings Ltd.	110,000	$56,121
B-Soft Co. Ltd. Class A (b)	102,010	69,418
BTG Hotels Group Co. Ltd. Class A	14,700	31,883
BYD Co. Ltd. Class H	155,480	2,098,133
BYD Electronic International Co. Ltd. (c)	42,000	147,853
Cambricon Technologies Corp. Ltd. Class A (b)	782	111,299
Canaan, Inc. ADR (b) (c)	4,401	1,900
CanSino Biologics, Inc. Class H (a) (b)	4,000	15,918
CECEP Solar Energy Co. Ltd. Class A	70,100	55,620
CECEP Wind-Power Corp. Class A	350,600	217,263
CETC Cyberspace Security Technology Co. Ltd. Class A	9,138	22,122
CETC Digital Technology Co. Ltd. Class A	13,700	44,789
CETC Potevio Science&Technology Co. Ltd. Class A	18,696	69,974
CGN New Energy Holdings Co. Ltd.	64,000	20,489
CGN Nuclear Technology Development Co. Ltd. Class A (b)	35,500	39,423
CGN Power Co. Ltd. Class H (a)	684,000	307,094
Changchun Faway Automobile Components Co. Ltd. Class A	27,990	41,296
Changchun High-Tech Industry Group Co. Ltd. Class A	600	7,460
Changjiang Securities Co. Ltd. Class A	40,974	40,697
Chengdu Hongqi Chain Co. Ltd. Class A	59,149	47,445
Chengdu Kanghong Pharmaceutical Group Co. Ltd. Class A	8,745	36,592
Chengxin Lithium Group Co. Ltd. Class A (b)	8,000	46,448
China Baoan Group Co. Ltd. Class A	47,472	60,554
China Cinda Asset Management Co. Ltd. Class H (c)	601,600	86,708
China CITIC Bank Corp. Ltd. Class H	329,341	331,853
China Coal Energy Co. Ltd. Class H	69,000	116,170
China Communications Services Corp. Ltd. Class H	60,000	32,295
China Conch Environment Protection Holdings Ltd. (b)	75,583	4,917
China Conch Venture Holdings Ltd.	80,083	116,649
Security Description	Shares	Value
China Construction Bank Corp. Class H	4,101,647	$4,389,278
China Dongxiang Group Co. Ltd.	220,000	11,645
China Eastern Airlines Corp. Ltd. Class H (b)	96,000	42,734
China Education Group Holdings Ltd. (b)	26,321	8,897
China Everbright Bank Co. Ltd. Class A	159,040	73,916
China Everbright Environment Group Ltd.	222,000	152,055
China Everbright Ltd. (c)	52,000	39,994
China Feihe Ltd. (a) (c)	86,000	38,172
China Galaxy Securities Co. Ltd. Class A	22,300	41,134
China Galaxy Securities Co. Ltd. Class H	190,600	192,054
China Gas Holdings Ltd.	142,472	129,930
China Great Wall Securities Co. Ltd. Class A	16,300	20,981
China International Capital Corp. Ltd. Class H (a)	49,200	107,748
China International Marine Containers Group Co. Ltd. Class H	80,400	99,985
China Jinmao Holdings Group Ltd.	271,552	44,680
China Kings Resources Group Co. Ltd. Class A	34,375	88,442
China Lesso Group Holdings Ltd.	78,000	49,147
China Life Insurance Co. Ltd. Class H	440,261	1,381,396
China Lilang Ltd.	36,000	17,357
China Literature Ltd. (a) (b) (c)	5,000	16,211
China Longyuan Power Group Corp. Ltd. Class H	259,637	236,118
China Medical System Holdings Ltd. (c)	83,000	141,647
China Meheco Group Co. Ltd. Class A	28,626	42,566
China Meidong Auto Holdings Ltd.	14,000	2,500
China Mengniu Dairy Co. Ltd.	183,041	401,559
China Merchants Bank Co. Ltd. Class A	46,345	263,843
China Merchants Bank Co. Ltd. Class H	140,446	882,781
China Merchants Port Holdings Co. Ltd.	156,831	292,850
China Merchants Securities Co. Ltd. Class A	26,308	58,812
China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	29,478	35,894
China Minsheng Banking Corp. Ltd. Class H	275,220	128,831
China National Building Material Co. Ltd. Class H	162,003	98,356
China Northern Rare Earth Group High-Tech Co. Ltd. Class A	13,798	95,254
See accompanying notes to financial statements.

STATE STREET SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
China Oilfield Services Ltd. Class H	64,557	$74,354
China Overseas Land & Investment Ltd.	196,169	288,992
China Overseas Property Holdings Ltd. (c)	127,361	64,166
China Pacific Insurance Group Co. Ltd. Class A	13,500	72,497
China Pacific Insurance Group Co. Ltd. Class H	154,397	627,813
China Petroleum & Chemical Corp. Class H	989,421	566,631
China Power International Development Ltd.	383,000	154,368
China Railway Group Ltd. Class H	340,000	175,200
China Rare Earth Resources & Technology Co. Ltd. Class A (b)	13,700	95,192
China Resources Beer Holdings Co. Ltd.	101,590	332,232
China Resources Building Materials Technology Holdings Ltd. (c)	34,000	6,505
China Resources Gas Group Ltd.	47,000	114,080
China Resources Land Ltd.	152,232	556,099
China Resources Medical Holdings Co. Ltd. (c)	33,000	11,364
China Resources Power Holdings Co. Ltd. (c)	127,695	297,242
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	13,893	56,202
China Shenhua Energy Co. Ltd. Class H	186,523	1,097,222
China South City Holdings Ltd. (b)	180,000	2,457
China Southern Airlines Co. Ltd. Class H (b)	142,000	70,636
China State Construction Engineering Corp. Ltd. Class A	111,400	80,808
China Taiping Insurance Holdings Co. Ltd.	66,741	174,339
China Testing & Certification International Group Co. Ltd. Class A	43,956	39,649
China Tourism Group Duty Free Corp. Ltd. Class A	8,000	81,521
China Tower Corp. Ltd. Class H (a)	249,800	340,280
China TransInfo Technology Co. Ltd. Class A	20,733	28,728
China Travel International Investment Hong Kong Ltd. (b) (c)	126,000	18,000
China Vanke Co. Ltd. Class A (b)	38,910	22,478
China Vanke Co. Ltd. Class H (b)	75,400	27,986
China Yangtze Power Co. Ltd. Class A	55,100	215,719
China Yongda Automobiles Services Holdings Ltd.	46,500	8,244
Security Description	Shares	Value
China Zhenhua Group Science & Technology Co. Ltd. Class A	11,800	$77,548
Chinasoft International Ltd. (c)	104,000	43,509
Chlitina Holding Ltd.	19,573	63,978
Chongqing Changan Automobile Co. Ltd. Class A	24,126	34,931
Chongqing Changan Automobile Co. Ltd. Class B	111,556	57,342
Chongqing Fuling Electric Power Industrial Co. Ltd. Class A	46,611	76,260
Chongqing Gas Group Corp. Ltd. Class A	125,200	99,156
Chongqing Rural Commercial Bank Co. Ltd. Class H	108,000	93,533
Chongqing Zhifei Biological Products Co. Ltd. Class A (b)	10,600	22,960
Chongqing Zongshen Power Machinery Co. Ltd. Class A	39,300	113,234
Chow Tai Seng Jewellery Co. Ltd. Class A	19,332	33,420
CITIC Ltd.	318,000	479,421
CITIC Resources Holdings Ltd.	2,000	133
CITIC Securities Co. Ltd. Class A	30,475	106,074
CITIC Securities Co. Ltd. Class H	135,850	412,045
CITIC Telecom International Holdings Ltd.	107,000	36,985
CMOC Group Ltd. Class H	237,000	486,684
CMST Development Co. Ltd. Class A	69,000	55,047
Consun Pharmaceutical Group Ltd.	86,400	183,595
Contemporary Amperex Technology Co. Ltd. Class A	16,781	975,998
COSCO SHIPPING Development Co. Ltd. Class H	653,339	94,165
COSCO SHIPPING Energy Transportation Co. Ltd. Class H (c)	139,215	318,375
COSCO SHIPPING Holdings Co. Ltd. Class A	76,400	166,036
COSCO SHIPPING Holdings Co. Ltd. Class H (c)	81,950	155,743
COSCO SHIPPING Ports Ltd.	41,291	27,176
Country Garden Services Holdings Co. Ltd.	42,865	32,312
CQ Pharmaceutical Holding Co. Ltd. Class A	51,600	42,585
CSC Financial Co. Ltd. Class A	11,300	35,094
CSG Holding Co. Ltd. Class B	118,650	24,668
CSPC Pharmaceutical Group Ltd.	450,320	522,679
CStone Pharmaceuticals (a) (b) (c)	32,000	35,509
CTS International Logistics Corp. Ltd. Class A	44,180	36,333
Daan Gene Co. Ltd. Class A (b)	39,657	33,934
Dalian Huarui Heavy Industry Group Co. Ltd. Class A	325,200	312,642
Daqo New Energy Corp. ADR (b)	2,382	50,665
See accompanying notes to financial statements.

STATE STREET SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Datang International Power Generation Co. Ltd. Class H	166,000	$53,144
Dazhong Transportation Group Co. Ltd. Class B	66,050	12,483
DHC Software Co. Ltd. Class A	56,831	65,498
Digital China Group Co. Ltd. Class A	18,900	91,316
Digital China Information Service Group Co. Ltd. Class A (b)	25,600	56,895
Do-Fluoride New Materials Co. Ltd. Class A	9,059	36,489
Dongfang Electric Corp. Ltd. Class H (c)	5,400	23,418
Dongyue Group Ltd.	68,000	93,845
Double Medical Technology, Inc. Class A	8,100	51,344
East Buy Holding Ltd. (a) (b) (c)	20,500	71,016
East Money Information Co. Ltd. Class A	11,100	30,359
Ecovacs Robotics Co. Ltd. Class A	8,100	71,563
Eoptolink Technology, Inc. Ltd. Class A	4,500	288,528
Eve Energy Co. Ltd. Class A	17,800	160,380
Everbright Securities Co. Ltd. Class A	20,438	45,098
Far East Horizon Ltd.	27,000	24,244
FAW Jiefang Group Co. Ltd. Class A	28,800	27,688
FIH Mobile Ltd. (b) (c)	11,400	28,776
First Tractor Co. Ltd. Class H (c)	40,000	42,499
Flat Glass Group Co. Ltd. Class A (b)	19,400	39,858
Flat Glass Group Co. Ltd. Class H (b) (c)	19,000	20,817
Focus Media Information Technology Co. Ltd. Class A	64,000	60,695
Foran Energy Group Co. Ltd. Class A	34,728	72,808
Foshan Haitian Flavouring & Food Co. Ltd. Class A	19,301	114,576
Foxconn Industrial Internet Co. Ltd. Class A	76,300	568,491
Fufeng Group Ltd.	60,000	52,958
Fujian Star-net Communication Co. Ltd. Class A	43,000	158,634
Fujian Sunner Development Co. Ltd. Class A	10,700	27,421
Full Truck Alliance Co. Ltd. ADR	21,476	178,251
Fuyao Glass Industry Group Co. Ltd. Class A	18,766	154,873
Ganfeng Lithium Group Co. Ltd. Class A	10,401	118,035
Ganfeng Lithium Group Co. Ltd. Class H (a)	13,600	126,196
Gaotu Techedu, Inc. ADR (b) (c)	5,193	10,178
GCL System Integration Technology Co. Ltd. Class A (b)	55,811	38,383
Security Description	Shares	Value
GCL Technology Holdings Ltd. (b) (c)	172,000	$18,867
GDS Holdings Ltd. Class A (b) (c)	36,720	180,973
Geely Automobile Holdings Ltd.	285,709	762,357
Genimous Technology Co. Ltd. Class A (b)	31,300	34,442
Genscript Biotech Corp. (b)	52,000	72,626
Getein Biotech, Inc. Class A	25,128	36,455
GF Securities Co. Ltd. Class H	57,400	105,426
Giant Network Group Co. Ltd. Class A	16,693	76,230
GigaDevice Semiconductor, Inc. Class A	3,328	114,729
Ginlong Technologies Co. Ltd. Class A	2,800	40,500
GoerTek, Inc. Class A	19,780	64,036
Goke Microelectronics Co. Ltd. Class A	6,700	149,575
Goldenmax International Group Ltd. Class A	121,300	529,514
Goldwind Science & Technology Co. Ltd. Class A	25,666	97,733
Goldwind Science & Technology Co. Ltd. Class H	14,859	27,064
GoodWe Technologies Co. Ltd. Class A (b)	3,323	45,491
Gotion High-tech Co. Ltd. Class A	33,647	173,918
Grandblue Environment Co. Ltd. Class A	24,228	102,922
Great Wall Motor Co. Ltd. Class H	187,492	295,101
Greentown China Holdings Ltd. (c)	57,500	64,026
Grinm Advanced Materials Co. Ltd. Class A	21,800	64,642
Guangdong Create Century Intelligent Equipment Group Corp. Ltd. Class A (b)	89,900	99,185
Guangdong Haid Group Co. Ltd. Class A	7,622	54,969
Guangdong Hongda Holdings Group Co. Ltd. Class A	14,400	81,646
Guangdong Investment Ltd.	172,000	171,557
Guangdong Kinlong Hardware Products Co. Ltd. Class A	1,400	4,011
Guangdong Xinbao Electrical Appliances Holdings Co. Ltd. Class A	25,100	53,967
Guangshen Railway Co. Ltd. Class H	36,500	10,475
Guangzhou Automobile Group Co. Ltd. Class H	182,844	70,897
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class H	4,000	8,546
Guangzhou Great Power Energy & Technology Co. Ltd. Class A (b)	5,400	44,128
Guangzhou Haige Communications Group, Inc. Co. Class A	109,468	237,585
See accompanying notes to financial statements.

STATE STREET SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A	7,192	$27,345
Guangzhou R&F Properties Co. Ltd. Class H (b) (c)	114,976	5,793
Guangzhou Restaurant Group Co. Ltd. Class A	12,400	28,008
Guangzhou Tinci Materials Technology Co. Ltd. Class A	9,320	62,073
Guizhou Panjiang Refined Coal Co. Ltd. Class A	71,984	59,095
Guocheng Mining Co. Ltd. Class A (b)	29,400	165,459
Guolian Minsheng Securities Co. Ltd. Class A	1,500	1,972
Guosen Securities Co. Ltd. Class A	26,923	43,698
Guosheng Securities, Inc. Class A (b)	1,900	3,920
Guotai Haitong Securities Co. Ltd.	34,190	82,125
Guotai Haitong Securities Co. Ltd. Class H (a)	99,360	169,567
H World Group Ltd.	88,720	442,457
Haidilao International Holding Ltd. (a) (c)	32,000	58,243
Haier Smart Home Co. Ltd. Class A	21,034	65,112
Haier Smart Home Co. Ltd. Class H	108,898	287,794
Hainan Strait Shipping Co. Ltd. Class A	164,475	203,846
Haisco Pharmaceutical Group Co. Ltd. Class A	13,400	105,311
Haitian International Holdings Ltd.	32,000	82,120
Hangcha Group Co. Ltd. Class A	36,204	128,426
Hangjin Technology Co. Ltd. Class A (b)	3,800	11,576
Hangzhou Chang Chuan Technology Co. Ltd. Class A	8,200	143,717
Hangzhou GreatStar Industrial Co. Ltd.	30,100	129,784
Hangzhou Oxygen Plant Group Co. Ltd. Class A	15,700	63,512
Hangzhou Robam Appliances Co. Ltd. Class A	10,514	32,151
Hangzhou Silan Microelectronics Co. Ltd. Class A	13,363	49,376
Hangzhou Tigermed Consulting Co. Ltd. Class A	8,300	64,689
Han's Laser Technology Industry Group Co. Ltd. Class A	8,057	71,486
Hansoh Pharmaceutical Group Co. Ltd. (a) (c)	40,000	181,016
Harbin Boshi Automation Co. Ltd. Class A	24,589	46,994
Health & Happiness H&H International Holdings Ltd.	13,000	19,831
Hebei Hengshui Laobaigan Liquor Co. Ltd. Class A	3,000	5,881
Security Description	Shares	Value
Hefei Meiya Optoelectronic Technology, Inc. Class A	11,152	$28,063
Hello Group, Inc. ADR	8,190	47,174
Henan Lingrui Pharmaceutical Co. Class A	26,300	85,106
Henan Shuanghui Investment & Development Co. Ltd. Class A	22,774	93,646
Henan Yicheng New Energy Co. Ltd. Class A (b)	147,800	106,570
Henan Yuguang Gold & Lead Co. Ltd. Class A	26,300	50,188
Hengan International Group Co. Ltd.	58,000	203,439
Hengdian Group DMEGC Magnetics Co. Ltd. Class A	30,201	81,332
Hengli Petrochemical Co. Ltd. Class A	20,359	63,818
Hesai Group ADR (b) (c)	2,903	55,505
Hexing Electrical Co. Ltd. Class A	14,000	66,486
Hiconics Eco-energy Technology Co. Ltd. Class A (b)	519,100	498,303
High Templar Tech Ltd. ADR (b)	7,393	14,342
Hisense Home Appliances Group Co. Ltd. Class A	27,500	85,765
Hongyuan Green Energy Co. Ltd. Class A (b)	16,135	53,521
Horizon Construction Development Ltd.	33	4
Horizon Robotics (b) (c)	394,800	333,356
Hua Hong Semiconductor Ltd. Class H (a) (b)	25,000	247,602
Huabao Flavours & Fragrances Co. Ltd. Class A	1,700	3,901
Huadian Power International Corp. Ltd. Class H	110,000	56,542
Huadong Medicine Co. Ltd. Class A	11,868	60,691
Huafon Chemical Co. Ltd. Class A	47,400	70,413
Hualan Biological Engineering, Inc. Class A	15,273	32,396
Huaneng Power International, Inc. Class H	184,472	138,821
Huangshan Tourism Development Co. Ltd. Class B	43,800	30,923
Huatai Securities Co. Ltd. Class A	38,016	97,975
Huatai Securities Co. Ltd. Class H (a)	37,400	70,648
Huayu Automotive Systems Co. Ltd. Class A	14,051	39,081
Hubei Dinglong Co. Ltd. Class A	4,700	33,549
Huizhou Desay Sv Automotive Co. Ltd. Class A	8,000	120,324
Hunan Aihua Group Co. Ltd. Class A	11,800	28,463
Hundsun Technologies, Inc. Class A	13,622	50,352
HUYA, Inc. ADR (c)	2,997	9,890
See accompanying notes to financial statements.

STATE STREET SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Hytera Communications Corp. Ltd. Class A (b)	67,831	$98,014
HyUnion Holding Co. Ltd. Class A (b)	158,100	177,633
Iflytek Co. Ltd. Class A	8,877	59,392
IKD Co. Ltd. Class A	20,000	48,822
Industrial & Commercial Bank of China Ltd. Class H	3,472,028	3,037,947
INESA Intelligent Tech, Inc. Class B	299,400	216,766
Inner Mongolia Berun Chemical Co. Ltd. Class A	37,000	45,053
Inner Mongolia Dian Tou Energy Corp. Ltd. Class A	36,300	158,041
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	107,777	85,982
Inner Mongolia Yili Industrial Group Co. Ltd. Class A	16,200	61,805
InnoCare Pharma Ltd. Class H (a) (b)	25,000	43,239
Innovent Biologics, Inc. (a) (b)	42,500	460,224
Intco Medical Technology Co. Ltd. Class A	4,680	39,762
iQIYI, Inc. ADR (b) (c)	12,839	17,333
JA Solar Technology Co. Ltd. Class A (b)	18,484	29,171
Jason Furniture Hangzhou Co. Ltd. Class A	8,110	39,219
JD Health International, Inc. (a) (b)	40,250	241,596
JD.com, Inc. Class A	105,947	1,529,706
Jiajiayue Group Co. Ltd. Class A	15,300	24,567
Jiangsu Eastern Shenghong Co. Ltd. Class A (b)	15,000	23,130
Jiangsu Expressway Co. Ltd. Class H (c)	188,299	242,333
Jiangsu Guotai International Group Co. Ltd. Class A	80,181	105,295
Jiangsu Hengli Hydraulic Co. Ltd. Class A	7,982	110,946
Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A	27,456	219,514
Jiangsu Hoperun Software Co. Ltd. Class A	13,200	74,116
Jiangsu King's Luck Brewery JSC Ltd. Class A	8,200	31,462
Jiangsu Shagang Co. Ltd. Class A	70,400	48,417
Jiangsu Yanghe Distillery Co. Ltd. Class A	5,800	42,610
Jiangsu Yangnong Chemical Co. Ltd. Class A	8,080	87,741
Jiangsu Yoke Technology Co. Ltd. Class A	19,100	217,750
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	13,409	65,815
Jiangsu Zhongnan Construction Group Co. Ltd. Class A (b) (d)	42,100	—
Jiangxi Copper Co. Ltd. Class H	139,578	607,078
Security Description	Shares	Value
Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd. Class A	16,400	$118,440
JinkoSolar Holding Co. Ltd. ADR	1,118	28,408
Jinneng Science&Technology Co. Ltd. Class A	116,800	120,576
JiuGui Liquor Co. Ltd. Class A	400	2,478
Jizhong Energy Resources Co. Ltd. Class A	102,277	85,000
JL Mag Rare-Earth Co. Ltd. Class A	4,820	21,418
Joincare Pharmaceutical Group Industry Co. Ltd. Class A	25,600	41,513
Joinn Laboratories China Co. Ltd. Class A	21,632	107,115
Jointown Pharmaceutical Group Co. Ltd. Class A	51,420	39,309
Joyoung Co. Ltd. Class A	19,700	27,297
JOYY, Inc. ADR	2,173	126,881
Kama Co. Ltd. Class B (b)	171,649	5,149
Kandi Technologies Group, Inc. (b) (c)	3,052	2,550
Kanzhun Ltd. ADR	9,982	133,659
KE Holdings, Inc. ADR (c)	24,757	370,612
Keshun Waterproof Technologies Co. Ltd. Class A	6,120	5,503
Kingboard Holdings Ltd.	57,200	239,738
KingClean Electric Co. Ltd. Class A (b)	14,340	56,806
Kingdee International Software Group Co. Ltd. (b)	130,000	142,101
Kingsoft Cloud Holdings Ltd. (b) (c)	96,390	84,831
Kingsoft Corp. Ltd. (c)	55,200	158,273
Kuaishou Technology (a)	86,394	497,194
Kuang-Chi Technologies Co. Ltd. Class A (b)	23,800	132,255
Kunlun Energy Co. Ltd.	236,000	215,525
Kweichow Moutai Co. Ltd. Class A	3,971	833,676
Laopu Gold Co. Ltd. Class H (c)	2,300	183,497
LB Group Co. Ltd. Class A	3,800	9,579
Lee & Man Paper Manufacturing Ltd.	119,000	52,365
Lenovo Group Ltd.	381,703	445,471
Lens Technology Co. Ltd. Class A	7,600	30,789
LexinFintech Holdings Ltd. ADR	4,007	8,735
Li Auto, Inc. Class A (b) (c)	49,328	425,946
Li Ning Co. Ltd.	119,757	326,879
Lier Chemical Co. Ltd. Class A	64,960	135,437
Lifetech Scientific Corp. (b)	130,000	27,856
Lingyi iTech Guangdong Co. Class A	32,800	60,930
Livzon Pharmaceutical Group, Inc. Class H	22,197	77,631
Lizhong Sitong Light Alloys Group Co. Ltd. Class A	4,700	13,964
Longfor Group Holdings Ltd. (a) (c)	73,822	71,090
See accompanying notes to financial statements.

STATE STREET SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
LONGi Green Energy Technology Co. Ltd. Class A (b)	41,308	$104,904
Luenmei Quantum Co. Ltd. Class A	162,800	158,871
Lufax Holding Ltd. ADR (b)	1,808	3,381
Lushang Freda Pharmaceutical Co. Ltd. Class A	300	299
Luxshare Precision Industry Co. Ltd. Class A	35,171	250,847
Luye Pharma Group Ltd. (a) (b)	109,000	34,896
Luzhou Laojiao Co. Ltd. Class A	6,947	105,291
Maanshan Iron & Steel Co. Ltd. Class A (b)	150,906	81,935
Mango Excellent Media Co. Ltd. Class A	1,400	4,176
Maxscend Microelectronics Co. Ltd. Class A	2,592	29,922
Mayinglong Pharmaceutical Group Co. Ltd. Class A	14,200	51,708
Meinian Onehealth Healthcare Holdings Co. Ltd. Class A	36,650	29,875
Meitu, Inc. (a) (c)	140,500	76,879
Meituan Class B (a) (b)	212,217	2,245,274
Metallurgical Corp. of China Ltd. Class H	236,000	49,065
Microport Scientific Corp. (b) (c)	39,263	47,475
Milkyway Intelligent Supply Chain Service Group Co. Ltd. Class A	6,900	57,224
Ming Yuan Cloud Group Holdings Ltd. (c)	25,000	6,664
MINISO Group Holding Ltd. ADR (c)	3,920	63,504
Minth Group Ltd.	54,000	223,433
MLS Co. Ltd. Class A	24,368	29,707
Montnets Cloud Technology Group Co. Ltd. Class A (b)	14,700	21,113
Muyuan Foods Co. Ltd. Class A	22,855	138,023
NanJi E-Commerce Co. Ltd. Class A	30,853	12,508
Nanjing Hanrui Cobalt Co. Ltd. Class A	37,000	221,677
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd. Class A	16,347	23,171
NARI Technology Co. Ltd. Class A	35,542	133,745
NAURA Technology Group Co. Ltd. Class A	912	59,024
NavInfo Co. Ltd. Class A (b)	21,715	29,114
NetDragon Websoft Holdings Ltd.	34,500	39,340
NetEase, Inc.	80,870	1,758,671
New China Life Insurance Co. Ltd. Class A	7,912	70,486
New China Life Insurance Co. Ltd. Class H	43,000	253,825
New Hope Liuhe Co. Ltd. Class A	23,484	27,881
New Oriental Education & Technology Group, Inc.	74,310	413,244
Newborn Town, Inc. (b)	68,000	69,039
Security Description	Shares	Value
Newland Digital Technology Co. Ltd. Class A	14,762	$42,961
Ningbo Huaxiang Electronic Co. Ltd. Class A	16,800	62,489
Ningbo Orient Wires & Cables Co. Ltd. Class A	2,400	21,037
Ningbo Sanxing Medical Electric Co. Ltd. Class A	28,100	106,676
Ningbo Tuopu Group Co. Ltd. Class A	25,355	208,517
Ningbo Xusheng Group Co. Ltd. Class A	16,208	34,332
NIO, Inc. ADR (b)	59,096	356,349
Niu Technologies ADR (b) (c)	2,069	5,979
Noah Holdings Ltd. ADR	1,538	15,226
Nongfu Spring Co. Ltd. Class H (a)	34,600	207,065
Offcn Education Technology Co. Ltd. Class A (b)	22,900	8,687
Offshore Oil Engineering Co. Ltd. Class A	23,091	21,765
OmniVision Integrated Circuits Group, Inc.	4,755	65,376
Oppein Home Group, Inc. Class A	7,893	60,911
Orient Securities Co. Ltd. Class A	32,284	42,256
PCI Technology Group Co. Ltd. Class A (b)	40,990	33,294
PDD Holdings, Inc. ADR (b)	28,941	2,957,191
People's Insurance Co. Group of China Ltd. Class A	20,800	21,894
People's Insurance Co. Group of China Ltd. Class H	295,000	203,184
Perfect World Co. Ltd. Class A	14,444	36,744
PetroChina Co. Ltd. Class A	235,332	415,350
PetroChina Co. Ltd. Class H	577,208	791,432
Pharmaron Beijing Co. Ltd. Class A	11,100	44,968
PhiChem Corp. Class A	8,500	31,506
PICC Property & Casualty Co. Ltd. Class H	306,433	557,350
Ping An Insurance Group Co. of China Ltd. Class A	26,348	216,607
Ping An Insurance Group Co. of China Ltd. Class H	272,182	2,063,878
Pingdingshan Tianan Coal Mining Co. Ltd. Class A	73,500	86,837
Poly Developments & Holdings Group Co. Ltd. Class A	38,910	32,788
Poly Property Group Co. Ltd.	159,155	35,525
Pop Mart International Group Ltd. (a) (c)	22,800	417,602
Postal Savings Bank of China Co. Ltd. Class H (a)	233,000	145,918
Pylon Technologies Co. Ltd. Class A	2,248	24,206
Qfin Holdings, Inc. ADR	2,489	32,133
Qianhe Condiment & Food Co. Ltd. Class A	29,462	39,842
See accompanying notes to financial statements.

STATE STREET SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Qingdao East Steel Tower Stock Co. Ltd. Class A	116,600	$369,213
Rainbow Digital Commercial Co. Ltd. Class A	25,000	20,705
Red Avenue New Materials Group Co. Ltd. Class A	2,100	14,944
Remegen Co. Ltd. Class H (a) (b)	11,500	140,519
RLX Technology, Inc. ADR	34,326	75,517
Roshow Technology Co. Ltd. Class A (b)	132,000	139,517
SAIC Motor Corp. Ltd. Class A	24,859	52,513
Sailun Group Co. Ltd. Class A	50,700	94,475
Sany Heavy Industry Co. Ltd. Class A	30,007	83,504
Satellite Chemical Co. Ltd. Class A	40,991	163,924
Seazen Group Ltd. (b) (c)	46,952	12,217
Seazen Holdings Co. Ltd. Class A (b)	11,791	23,918
SF Holding Co. Ltd. Class A	9,900	54,526
Shaanxi Coal Industry Co. Ltd. Class A	43,900	162,654
Shandong Dawn Polymer Co. Ltd. Class A	99,700	361,603
Shandong Denghai Seeds Co. Ltd. Class A	31,300	47,312
Shandong Gold Mining Co. Ltd. Class A	24,373	142,038
Shandong Himile Mechanical Science & Technology Co. Ltd. Class A	12,900	147,889
Shandong Linglong Tyre Co. Ltd. Class A	12,970	26,253
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	119,200	57,014
Shandong Xinhua Pharmaceutical Co. Ltd. Class A	22,700	48,906
Shandong Yisheng Livestock & Poultry Breeding Co. Ltd. Class A	21,060	27,412
Shanghai AtHub Co. Ltd. Class A	35,524	197,147
Shanghai Bairun Investment Holding Group Co. Ltd. Class A	21,536	52,852
Shanghai Baosight Software Co. Ltd. Class A	14,257	47,477
Shanghai Baosight Software Co. Ltd. Class B	69,514	71,877
Shanghai Belling Co. Ltd. Class A	40,754	159,376
Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	88,800	61,716
Shanghai Daimay Automotive Interior Co. Ltd. Class A	51,146	65,907
Shanghai Electric Group Co. Ltd. Class H (b)	246,418	115,977
Shanghai Fengyuzhu Culture & Technology Co. Ltd. Class A	32,151	43,059
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	8,155	31,443
Security Description	Shares	Value
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	16,000	$40,448
Shanghai Fudan Microelectronics Group Co. Ltd. Class H (c)	27,000	132,310
Shanghai Haixin Group Co. Class B	150,713	40,843
Shanghai Haohai Biological Technology Co. Ltd. Class H (a)	8,700	24,501
Shanghai Henlius Biotech, Inc. Class H (a) (b)	1,400	12,455
Shanghai Industrial Holdings Ltd.	25,000	44,801
Shanghai International Airport Co. Ltd. Class A	10,000	39,990
Shanghai International Port Group Co. Ltd. Class A	77,576	57,171
Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class A	20,300	32,272
Shanghai Junshi Biosciences Co. Ltd. Class A (b)	6,919	34,892
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	124,264	50,078
Shanghai M&G Stationery, Inc. Class A	7,660	28,026
Shanghai Mechanical & Electrical Industry Co. Ltd. Class B	38,684	50,560
Shanghai Medicilon, Inc. Class A (b)	3,296	29,778
Shanghai MicroPort MedBot Group Co. Ltd. Class H (b) (c)	14,500	46,680
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	37,600	55,391
Shanghai Pudong Development Bank Co. Ltd. Class A	57,500	84,751
Shanghai Putailai New Energy Technology Group Co. Ltd.	22,861	105,853
Shanghai RAAS Blood Products Co. Ltd. Class A	94,172	79,355
Shanghai Runda Medical Technology Co. Ltd. Class A	24,100	44,071
Shanghai Vital Microtech Co. Ltd. Class A	22,400	59,610
Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	14,859	73,255
Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	121,900	31,328
Shanxi Blue Flame Holding Co. Ltd. Class A	91,100	135,594
Shanxi Coking Coal Energy Group Co. Ltd. Class A	51,261	49,578
Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	28,495	55,903
Shanxi Meijin Energy Co. Ltd. Class A (b)	32,100	21,890
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	8,200	169,848
See accompanying notes to financial statements.

STATE STREET SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Shengda Resources Co. Ltd. Class A	17,500	$98,310
Shengyi Technology Co. Ltd. Class A	16,000	125,490
Shenyang Xingqi Pharmaceutical Co. Ltd. Class A	3,211	30,591
Shenzhen Agricultural Power Group Co. Ltd. Class A	57,000	60,906
Shenzhen Aisidi Co. Ltd. Class A	40,900	77,339
Shenzhen Capchem Technology Co. Ltd. Class A	3,180	25,931
Shenzhen Das Intellitech Co. Ltd. Class A	94,683	35,506
Shenzhen Expressway Corp. Ltd. Class H (c)	29,000	27,779
Shenzhen Fastprint Circuit Tech Co. Ltd. Class A	30,393	88,230
Shenzhen Gas Corp. Ltd. Class A	37,400	38,230
Shenzhen Gongjin Electronics Co. Ltd. Class A (b)	81,100	154,528
Shenzhen H&T Intelligent Control Co. Ltd. Class A	61,900	268,063
Shenzhen Huaqiang Industry Co. Ltd. Class A	18,600	66,545
Shenzhen Investment Ltd. (b) (c)	164,197	14,660
Shenzhen Kangtai Biological Products Co. Ltd. Class A	4,920	9,909
Shenzhen Kingdom Sci-Tech Co. Ltd. Class A (b)	12,100	21,934
Shenzhen Kinwong Electronic Co. Ltd. Class A	9,620	78,529
Shenzhen Megmeet Electrical Co. Ltd. Class A	19,100	268,800
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	2,600	61,986
Shenzhen MTC Co. Ltd. Class A	95,500	130,805
Shenzhen Neptunus Bioengineering Co. Ltd. Class A (b)	79,693	36,231
Shenzhen SC New Energy Technology Corp. Class A	600	9,151
Shenzhen Senior Technology Material Co. Ltd. Class A	10,540	22,601
Shenzhen Sunlord Electronics Co. Ltd. Class A	10,808	53,017
Shenzhen Ysstech Info-tech Co. Ltd. Class A (b)	44,800	115,264
Shenzhou International Group Holdings Ltd.	28,687	171,166
Shijiazhuang Changshan BeiMing Technology Co. Ltd. Class A (b)	40,900	103,039
Sichuan Kelun Pharmaceutical Co. Ltd. Class A	10,022	50,337
Sichuan New Energy Power Co. Ltd. Class A	12,500	28,722
Sichuan Yahua Industrial Group Co. Ltd. Class A	3,500	11,757
Sino Biopharmaceutical Ltd.	598,000	449,251
Security Description	Shares	Value
Sinofibers Technology Co. Ltd. Class A	17,800	$91,259
Sinoma Science & Technology Co. Ltd. Class A	19,684	111,919
Sino-Ocean Group Holding Ltd. (b)	457,211	4,374
Sinopec Oilfield Service Corp. Class A (b)	119,200	49,014
Sinopec Oilfield Service Corp. Class H (b) (c)	6,000	689
Sinopec Shanghai Petrochemical Co. Ltd. Class H	342,878	53,792
Sinopharm Group Co. Ltd. Class H	84,800	218,484
Sinotrans Ltd. Class H	129,000	77,826
Sinotruk Hong Kong Ltd.	15,500	76,668
SITC International Holdings Co. Ltd.	87,000	378,174
Skshu Paint Co. Ltd. Class A	21,004	154,184
Skyworth Digital Co. Ltd. Class A	26,000	41,146
Sleemon Healthy Sleep Technology Co. Ltd. Class A	19,600	42,397
Smoore International Holdings Ltd. (a) (c)	77,000	87,212
Sohu.com Ltd. ADR (b)	2,467	38,115
SooChow Securities Co. Ltd. Class A	38,039	43,179
State Grid Information & Communication Co. Ltd. Class A	6,000	15,967
STO Express Co. Ltd. Class A	17,194	36,894
Sun Art Retail Group Ltd.	117,500	23,529
Sunac China Holdings Ltd. (b)	181,000	24,240
Sunac Services Holdings Ltd. (a)	8,751	926
Sungrow Power Supply Co. Ltd. Class A	12,880	281,146
Suning Universal Co. Ltd. Class A	73,600	22,485
Sunny Optical Technology Group Co. Ltd.	38,929	265,396
Sunresin New Materials Co. Ltd. Class A	3,075	29,189
Suntak Technology Co. Ltd. Class A	69,200	136,162
Sunward Intelligent Equipment Co. Ltd. Class A	56,349	83,707
Sunwoda Electronic Co. Ltd. Class A	14,600	53,291
Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	12,350	184,713
Suzhou Maxwell Technologies Co. Ltd. Class A	5,682	188,147
Taiji Computer Corp. Ltd. Class A	13,244	38,255
TAL Education Group ADR (b)	23,026	261,806
TCL Electronics Holdings Ltd.	77,000	125,318
TCL Zhonghuan Renewable Energy Technology Co. Ltd. Class A (b)	25,375	32,257
Tencent Holdings Ltd.	244,896	15,118,194
Tencent Music Entertainment Group ADR	10,399	96,503
See accompanying notes to financial statements.

STATE STREET SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Tianma Microelectronics Co. Ltd. Class A (b)	18,866	$21,607
Tianneng Power International Ltd. (c)	52,000	48,948
Tianshui Huatian Technology Co. Ltd. Class A	38,900	65,559
Tinergy Chemical Co. Ltd. Class A	77,735	52,561
Tingyi Cayman Islands Holding Corp.	156,383	258,903
Tong Ren Tang Technologies Co. Ltd. Class H	78,000	39,297
Tongcheng Travel Holdings Ltd.	30,800	70,712
TongFu Microelectronics Co. Ltd. Class A	19,600	117,287
Tongwei Co. Ltd. Class A (b)	20,200	48,316
Topchoice Medical Corp. Class A	8,099	49,332
TravelSky Technology Ltd. Class H	56,000	69,070
Trip.com Group Ltd. (b)	22,029	1,069,953
Triumph New Energy Co. Ltd. Class H (b)	42,000	19,714
Tsingtao Brewery Co. Ltd. Class H	48,000	296,809
Tuya, Inc. ADR	5,305	12,255
Unigroup Guoxin Microelectronics Co. Ltd. Class A	8,154	77,966
Uni-President China Holdings Ltd. (c)	149,000	149,566
Unisplendour Corp. Ltd. Class A	14,267	51,435
Universal Scientific Industrial Shanghai Co. Ltd. Class A	16,000	76,447
Up Fintech Holding Ltd. ADR (b)	9,367	59,012
Valiant Co. Ltd. Class A	19,700	44,296
Victory Giant Technology Huizhou Co. Ltd. Class A	3,900	141,732
Vipshop Holdings Ltd. ADR	17,623	277,034
Visionox Technology, Inc. Class A (b)	125,800	138,246
Visual China Group Co. Ltd. Class A	17,947	52,152
Vnet Group, Inc. ADR (b) (c)	5,631	47,244
VOYAH Automobile Technology Co. Ltd. Class H (b)	91,113	59,501
Walvax Biotechnology Co. Ltd. Class A	6,100	10,943
Wangneng Environment Co. Ltd. Class A	24,800	61,042
Wanhua Chemical Group Co. Ltd. Class A	10,710	123,201
Want Want China Holdings Ltd.	313,287	184,211
Wasu Media Holding Co. Ltd. Class A	30,000	32,099
Weichai Power Co. Ltd. Class A	74,968	263,110
Weichai Power Co. Ltd. Class H	26,000	90,600
Weimob, Inc. (a) (b) (c)	121,000	22,378
West China Cement Ltd. (c)	218,000	60,616
Wingtech Technology Co. Ltd. Class A (b)	14,000	63,567
Winning Health Technology Group Co. Ltd. Class A	63,700	77,380
Security Description	Shares	Value
World Union Group, Inc. Class A (b)	14,900	$6,494
Wuhan Guide Infrared Co. Ltd. Class A (b)	54,712	100,525
Wuliangye Yibin Co. Ltd. Class A	10,044	150,179
WUS Printed Circuit Kunshan Co. Ltd. Class A	17,202	189,213
Wushang Group Co. Ltd. Class A	1,000	1,241
WuXi AppTec Co. Ltd. Class A	18,540	263,335
Wuxi Biologics Cayman, Inc. (a) (b)	158,280	666,616
Wuxi Taiji Industry Ltd. Co. Class A	114,600	148,338
XD, Inc. (c)	22,000	169,626
Xiamen Faratronic Co. Ltd. Class A	5,900	106,703
Xiamen Intretech, Inc. Class A	12,760	35,065
Xiamen ITG Group Corp. Ltd. Class A	34,300	31,784
Xiamen Kingdomway Group Co. Class A	16,200	41,141
Xianhe Co. Ltd. Class A	47,700	154,771
Xiaomi Corp. Class B (a) (b)	656,043	2,657,576
Xinhuanet Co. Ltd. Class A	15,950	45,910
Xinjiang Xintai Natural Gas Co. Ltd. Class A (b)	14,592	76,037
Xinte Energy Co. Ltd. Class H (b)	13,600	8,985
Xinyi Glass Holdings Ltd. (c)	198,196	247,486
Xinyi Solar Holdings Ltd. (c)	188,994	70,148
Xizang Zhufeng Resources Co. Ltd. Class A	8,400	20,700
XPeng, Inc. Class A (b)	52,720	440,107
Xtep International Holdings Ltd.	72,571	41,375
Yadea Group Holdings Ltd. (a)	52,920	89,435
Yangzijiang Shipbuilding Holdings Ltd.	178,300	522,400
Yankuang Energy Group Co. Ltd. Class H (c)	216,619	402,558
Yantai Changyu Pioneer Wine Co. Ltd. Class B	66,453	64,332
Yantai Dongcheng Pharmaceutical Co. Ltd. Class A	29,333	60,138
Yantai Eddie Precision Machinery Co. Ltd. Class A	18,381	52,242
Yantai Jereh Oilfield Services Group Co. Ltd. Class A	8,491	119,005
Yantai Zhenghai Magnetic Material Co. Ltd. Class A	121,500	247,866
Yeahka Ltd. (b)	8,000	6,888
YGSOFT, Inc. Class A	59,561	55,709
Yidu Tech, Inc. (a) (b) (c)	20,800	13,026
Yifan Pharmaceutical Co. Ltd. Class A	20,143	36,980
Yifeng Pharmacy Chain Co. Ltd. Class A	17,324	61,202
Yihai International Holding Ltd.	20,000	41,632
Yixintang Pharmaceutical Group Co. Ltd. Class A	10,200	18,726
See accompanying notes to financial statements.

STATE STREET SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Yonyou Network Technology Co. Ltd. Class A (b)	19,671	$33,152
YTO Express Group Co. Ltd. Class A	23,300	67,977
Yum China Holdings, Inc.	20,270	988,771
YUNDA Holding Group Co. Ltd. Class A	20,830	20,388
Yunnan Energy New Material Group Co. Ltd. Class A (b)	8,100	79,491
Yunnan Lincang Xinyuan Germanium Industrial Co. Ltd. Class A	55,700	394,441
Zai Lab Ltd. (b) (c)	34,820	60,845
ZBOM Home Collection Co. Ltd. Class A	25,680	33,612
ZCZL Industrial Technology Group Co. Ltd. Class H	26,000	59,991
Zhaojin Mining Industry Co. Ltd. Class H	40,500	163,959
Zhejiang Akcome New Energy Technology Co. Ltd. (b) (d)	232,300	—
Zhejiang Crystal-Optech Co. Ltd. Class A	76,800	245,077
Zhejiang Dahua Technology Co. Ltd. Class A	42,551	103,810
Zhejiang Dingli Machinery Co. Ltd. Class A	8,520	59,681
Zhejiang Expressway Co. Ltd. Class H	179,840	164,696
Zhejiang Hisoar Pharmaceutical Co. Ltd. Class A (b)	36,700	37,780
Zhejiang Huayou Cobalt Co. Ltd. Class A	3,270	27,806
Zhejiang Jiecang Linear Motion Technology Co. Ltd. Class A	14,436	66,153
Zhejiang Jiemei Electronic & Technology Co. Ltd. Class A	11,480	66,087
Zhejiang Jingu Co. Ltd. Class A	92,900	149,034
Zhejiang Jingxin Pharmaceutical Co. Ltd. Class A	24,660	56,127
Zhejiang Jinke Tom Culture Industry Co. Ltd. Class A (b)	70,500	41,851
Zhejiang JIULI Hi-tech Metals Co. Ltd. Class A	27,600	121,002
Zhejiang Medicine Co. Ltd. Class A	19,700	45,836
Zhejiang Meida Industrial Co. Ltd. Class A	29,900	34,676
Zhejiang Narada Power Source Co. Ltd. Class A (b)	21,700	40,970
Zhejiang NHU Co. Ltd. Class A	15,124	75,656
Zhejiang Semir Garment Co. Ltd. Class A	23,877	18,772
Zhejiang Shibao Co. Ltd. Class A	43,100	125,742
Zhejiang Supor Co. Ltd. Class A	7,090	45,014
Zhejiang Wansheng Co. Ltd. Class A	199,800	317,345
Security Description	Shares	Value
Zhejiang Xianju Pharmaceutical Co. Ltd. Class A	31,500	$41,321
Zhejiang Yasha Decoration Co. Ltd. Class A	61,034	34,641
Zhejiang Yongtai Technology Co. Ltd. Class A (b)	25,507	84,202
Zhihu, Inc. ADR (b) (c)	969	2,752
ZhongAn Online P&C Insurance Co. Ltd. Class H (a) (b)	13,100	21,304
Zhongji Innolight Co. Ltd. Class A	3,700	305,040
Zhongsheng Group Holdings Ltd.	33,500	35,123
Zhongtian Financial Group Co. Ltd. Class A (b) (d)	92,600	—
Zhuhai Zhumian Group Co. Ltd. Class A (b)	49,400	40,626
Zhuzhou CRRC Times Electric Co. Ltd. Class H	44,200	205,435
Zijin Mining Group Co. Ltd. Class H	446,506	1,956,831
Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A	66,770	83,140
ZTE Corp. Class A	8,057	37,843
ZTE Corp. Class H (c)	56,440	156,934
ZTO Express Cayman, Inc. ADR	24,864	625,827
		136,623,952
HONG KONG — 0.2%
C Fiber Optic (b) (d)	686,800	—
China Animal Healthcare Ltd. (b) (d)	305,700	—
China Common Rich Renewable Energy Investments Ltd. (b) (c) (d)	5,962,000	—
China First Capital Group Ltd. (b)	66,800	392
China Huishan Dairy Holdings Co. Ltd. (b) (d)	549,000	—
China Huiyuan Juice Group Ltd. (b) (d)	157,000	—
Chong Sing Holdings FinTech Group Ltd. (b) (d)	2,260,000	—
Citychamp Watch & Jewellery Group Ltd. (b)	248,000	2,689
Comba Telecom Systems Holdings Ltd.	153,847	29,434
CTEG (b) (c) (d)	438,000	—
Damai Entertainment Holdings Ltd. (b)	700,107	56,257
Digital China Holdings Ltd. (c)	75,000	20,280
Guotai Junan International Holdings Ltd. (c)	18,000	5,327
Huabao International Holdings Ltd.	27,000	14,636
National Agricultural Holdings Ltd. (b) (d)	57,816	—
Nine Dragons Paper Holdings Ltd. (b)	92,000	77,564
Skyworth Group Ltd. (b) (c)	49,600	38,907
SSY Group Ltd. (c)	172,691	54,185
Tech-Pro, Inc. (b) (c) (d)	1,684,800	—
See accompanying notes to financial statements.

STATE STREET SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
United Laboratories International Holdings Ltd. (c)	52,000	$63,738
Wasion Holdings Ltd.	8,000	28,632
WH Group Ltd. (a)	380,759	498,277
		890,318
INDIA — 20.7%
Aarti Drugs Ltd.	2,390	8,057
ABB India Ltd.	5,148	322,480
Adani Energy Solutions Ltd. (b)	12,721	125,388
Adani Enterprises Ltd.	18,719	347,110
Adani Green Energy Ltd. (b)	19,689	167,499
Adani Ports & Special Economic Zone Ltd.	53,605	741,833
Adani Power Ltd. (b)	250,019	396,530
Adani Total Gas Ltd.	13,501	72,588
Affle 3i Ltd. (b)	7,065	107,939
AIA Engineering Ltd.	5,615	215,285
Ajanta Pharma Ltd.	3,374	99,784
Alembic Pharmaceuticals Ltd.	7,547	52,774
Alok Industries Ltd. (b)	244,911	28,868
Amber Enterprises India Ltd. (b)	2,929	202,238
APL Apollo Tubes Ltd.	11,081	226,296
Apollo Hospitals Enterprise Ltd.	4,975	389,141
Apollo Tyres Ltd.	33,573	145,939
Ashok Leyland Ltd.	68,209	110,840
Asian Paints Ltd.	17,137	391,202
Astral Ltd.	7,510	126,607
AstraZeneca Pharma India Ltd.	4,355	356,555
AU Small Finance Bank Ltd. (a)	10,466	92,987
Aurobindo Pharma Ltd.	23,016	316,526
Avenue Supermarts Ltd. (a) (b)	3,536	147,511
AvenuesAI Ltd. (b)	609,657	86,131
Axis Bank Ltd.	107,834	1,320,288
Bajaj Auto Ltd.	3,973	367,837
Bajaj Electricals Ltd.	15,392	54,810
Bajaj Finance Ltd.	115,410	975,309
Bajaj Finserv Ltd.	19,484	335,207
Bajaj Hindusthan Sugar Ltd. (b)	293,090	50,894
Balkrishna Industries Ltd.	5,640	123,862
Balu Forge Industries Ltd.	8,414	34,260
Bandhan Bank Ltd. (a)	34,481	51,386
Bank of Baroda	33,308	86,950
BEML Ltd.	9,372	135,310
Bharat Bijlee Ltd.	9,361	204,188
Bharat Electronics Ltd.	206,953	874,189
Bharat Forge Ltd.	17,883	315,733
Bharat Heavy Electricals Ltd.	157,143	406,738
Bharat Petroleum Corp. Ltd.	83,374	247,005
Bharti Airtel Ltd.	128,754	2,419,548
Biocon Ltd.	62,840	239,107
Birlasoft Ltd.	35,399	124,113
Bondada Engineering Ltd.	11,200	26,144
Bosch Home Comfort India Ltd.	6,897	76,286
Bosch Ltd.	504	152,743
Brightcom Group Ltd. (b)	233,586	20,120
Britannia Industries Ltd.	3,536	202,172
Security Description	Shares	Value
Can Fin Homes Ltd.	42,614	$355,855
Carysil Ltd.	7,385	58,660
Cholamandalam Financial Holdings Ltd.	22,990	330,929
Cholamandalam Investment & Finance Co. Ltd.	41,068	586,564
Cipla Ltd.	27,520	355,197
City Union Bank Ltd.	245	620
Coal India Ltd.	89,170	423,481
Crompton Greaves Consumer Electricals Ltd.	39,994	94,283
Dabur India Ltd.	22,749	98,444
DCB Bank Ltd.	49,073	81,917
Deepak Nitrite Ltd.	5,725	77,670
Delhivery Ltd. (b)	26,219	115,188
Dish TV India Ltd. (b)	117,936	2,288
Dishman Carbogen Amcis Ltd. (b)	3,663	5,019
Divi's Laboratories Ltd.	5,897	369,741
Dixon Technologies India Ltd.	4,800	489,520
DLF Ltd.	43,069	228,902
Dr. Lal PathLabs Ltd. (a)	10,378	143,565
Dr. Reddy's Laboratories Ltd.	37,615	497,667
Edelweiss Financial Services Ltd.	31,098	32,679
Eicher Motors Ltd.	6,516	452,451
Elecon Engineering Co. Ltd.	30,966	115,818
Emami Ltd.	9,051	37,540
Embassy Developments Ltd. (b)	26,207	10,903
Epigral Ltd.	1,751	14,962
Escorts Kubota Ltd.	4,022	116,201
Eternal Ltd. (b)	267,382	645,503
Federal Bank Ltd.	105,913	289,659
Fine Organic Industries Ltd.	23	960
Finolex Cables Ltd.	16,705	136,759
Fortis Healthcare Ltd.	30,803	258,184
FSN E-Commerce Ventures Ltd. (b)	74,757	185,220
GAIL India Ltd.	162,656	236,159
Gillette India Ltd.	698	53,379
Glenmark Pharmaceuticals Ltd.	12,417	279,069
GMR Airports Ltd. (b)	408,304	364,831
Godrej Consumer Products Ltd.	31,412	326,146
Godrej Industries Ltd. (b)	12,056	95,204
Godrej Properties Ltd. (b)	7,290	113,083
Granules India Ltd.	39,410	257,778
Graphite India Ltd.	24,272	157,815
Grasim Industries Ltd.	9,463	255,180
Gujarat Pipavav Port Ltd.	32,822	49,273
Havells India Ltd.	22,475	282,120
HCL Technologies Ltd.	62,765	887,787
HDFC Bank Ltd.	474,175	3,657,220
HDFC Life Insurance Co. Ltd. (a)	36,687	228,441
HEG Ltd.	36,081	206,332
Hero MotoCorp Ltd.	7,907	422,073
HFCL Ltd.	71,412	51,092
Hikal Ltd.	7,764	12,039
Hindalco Industries Ltd.	73,010	680,807
See accompanying notes to financial statements.

STATE STREET SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Hindustan Construction Co. Ltd. (b)	659,016	$95,397
Hindustan Copper Ltd.	18,010	86,111
Hindustan Petroleum Corp. Ltd.	58,700	207,572
Hindustan Unilever Ltd.	47,235	1,023,497
Hindustan Zinc Ltd.	86,497	457,934
Hitachi Energy India Ltd.	956	244,270
ICICI Bank Ltd.	598	7,603
ICICI Bank Ltd. ADR	122,837	3,181,478
ICICI Lombard General Insurance Co. Ltd. (a)	1,793	32,337
ICICI Prudential Life Insurance Co. Ltd. (a)	8,091	43,467
IDFC First Bank Ltd.	363,523	225,552
IIFL Finance Ltd.	57,228	259,717
India Cements Ltd. (b)	2,482	8,997
Indiabulls Ltd. (b)	61,440	5,921
IndiaMart InterMesh Ltd. (a)	665	13,926
Indian Hotels Co. Ltd.	39,638	238,604
Indian Oil Corp. Ltd.	156,116	222,861
Indus Towers Ltd. (b)	65,634	289,354
Info Edge India Ltd.	20,396	208,091
Infosys Ltd. ADR (c)	154,736	2,090,483
Inox Wind Ltd. (b)	25,454	20,259
InterGlobe Aviation Ltd. (a)	4,833	200,940
IOL Chemicals & Pharmaceuticals Ltd.	9,366	7,186
Ipca Laboratories Ltd.	19,808	334,391
ITC Ltd. GDR	166,173	505,166
Jaiprakash Power Ventures Ltd. (b)	987,582	146,187
Jindal Stainless Ltd.	33,171	248,637
Jindal Steel Ltd.	39,254	460,666
Jio Financial Services Ltd.	144,572	341,582
JSW Energy Ltd.	37,552	186,713
JSW Holdings Ltd. (b)	188	22,402
JSW Steel Ltd.	42,433	502,179
Jubilant Foodworks Ltd.	31,286	143,189
Jubilant Ingrevia Ltd.	20,540	117,741
Jubilant Pharmova Ltd.	7,386	63,578
Just Dial Ltd. (b)	14,327	74,121
Karnataka Bank Ltd.	42,046	98,837
Kaveri Seed Co. Ltd.	8,176	67,564
Kotak Mahindra Bank Ltd.	274,820	1,023,961
KPIT Technologies Ltd.	12,834	85,888
Kwality Wall's India Ltd. (b)	59,668	14,136
Larsen & Toubro Ltd. GDR	31,220	1,159,823
Laurus Labs Ltd. (a)	46,471	486,372
Lemon Tree Hotels Ltd. (a) (b)	209,386	221,685
LIC Housing Finance Ltd.	7,554	39,443
Lodha Developers Ltd. (a)	14,198	101,341
LTIMindtree Ltd. (a)	5,812	245,952
Lupin Ltd.	16,533	403,334
Mahindra & Mahindra Financial Services Ltd.	59,132	178,365
Mahindra & Mahindra Ltd.	43,095	1,342,483
MakeMyTrip Ltd. (b)	6,316	235,524
Security Description	Shares	Value
Manappuram Finance Ltd.	43,773	$115,883
Marico Ltd.	35,074	272,146
Marksans Pharma Ltd.	122,363	202,402
Maruti Suzuki India Ltd.	5,474	710,215
Max Financial Services Ltd. (b)	10,176	159,932
Max Healthcare Institute Ltd.	23,711	240,563
Motherson Sumi Wiring India Ltd.	147,858	57,523
Muthoot Finance Ltd.	6,967	232,121
Natco Pharma Ltd.	6,766	69,494
Navin Fluorine International Ltd.	3,854	250,402
NCC Ltd.	59,599	82,277
Nestle India Ltd.	36,449	451,459
NOCIL Ltd.	45,688	73,993
NTPC Ltd.	199,946	781,349
Nuvama Wealth Management Ltd.	1,580	19,342
Oberoi Realty Ltd.	6,588	98,561
Oil & Natural Gas Corp. Ltd.	155,734	467,372
Olectra Greentech Ltd.	10,478	106,742
One 97 Communications Ltd. (b)	21,422	216,594
Onesource Specialty Pharma Ltd. (b)	7,715	119,838
Page Industries Ltd.	516	172,864
Persistent Systems Ltd.	6,903	354,958
PG Electroplast Ltd.	5,106	25,296
Phoenix Mills Ltd.	2,918	46,341
PI Industries Ltd.	5,950	170,554
Piramal Finance Ltd. (b)	3,631	70,228
Piramal Pharma Ltd.	18,036	25,964
PNB Housing Finance Ltd. (a)	34,526	274,847
Power Finance Corp. Ltd.	68,108	272,507
Power Grid Corp. of India Ltd.	153,893	480,425
Rajesh Exports Ltd. (b)	18,351	15,552
RattanIndia Enterprises Ltd. (b)	156,686	42,389
RattanIndia Power Ltd. (b)	1,069,713	85,262
Raymond Ltd. (b)	6,337	21,503
Raymond Realty Ltd. (b)	6,557	26,111
RBL Bank Ltd. (a)	37,402	114,258
REC Ltd.	65,068	209,304
Reliance Industries Ltd. GDR (a)	69,276	4,024,936
Reliance Infrastructure Ltd. (b)	52,853	37,318
Reliance Power Ltd. (b)	362,317	77,774
Religare Enterprises Ltd. (b)	34,221	72,935
Sammaan Capital Ltd. (b)	29,900	47,134
Samvardhana Motherson International Ltd.	141,936	157,246
SBI Life Insurance Co. Ltd. (a)	7,609	142,579
Shilpa Medicare Ltd.	18,642	68,574
Shree Renuka Sugars Ltd. (b)	166,266	48,206
Shriram Finance Ltd.	64,204	590,333
Siemens Energy India Ltd.	4,290	116,037
Siemens Ltd. (b)	4,009	124,054
Solara Active Pharma Sciences Ltd. (b)	1,108	4,971
Sona Blw Precision Forgings Ltd. (a)	28,444	144,396
South Indian Bank Ltd.	431,404	155,644
See accompanying notes to financial statements.

STATE STREET SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
SpiceJet Ltd. (b)	53,336	$5,477
State Bank of India	109,996	1,135,809
Steel Authority of India Ltd.	141,505	225,904
Strides Pharma Science Ltd.	14,687	145,207
Subex Ltd. (b)	90,392	6,366
Sun Pharma Advanced Research Co. Ltd. (b)	19,197	23,253
Sun Pharmaceutical Industries Ltd.	50,274	931,393
Suzlon Energy Ltd. (b)	677,613	282,622
Tata Communications Ltd.	5,616	79,809
Tata Consultancy Services Ltd.	56,057	1,394,144
Tata Consumer Products Ltd.	19,918	213,105
Tata Elxsi Ltd.	992	41,590
Tata Motors Ltd./new (b)	106,167	441,911
Tata Motors Passenger Vehicles Ltd.	102,468	319,994
Tata Steel Ltd.	234,831	475,016
Tata Teleservices Maharashtra Ltd. (b)	135,525	44,809
TCI Express Ltd.	958	4,661
Tech Mahindra Ltd.	31,412	458,353
Thyrocare Technologies Ltd. (a)	72,862	268,521
Titan Co. Ltd.	10,998	458,177
Torrent Pharmaceuticals Ltd.	5,589	248,677
Trent Ltd.	9,750	338,793
TVS Motor Co. Ltd.	24,377	864,527
Ujjivan Small Finance Bank Ltd. (a) (b)	148,833	79,258
UltraTech Cement Ltd.	4,218	477,839
United Breweries Ltd.	4,898	79,526
United Spirits Ltd.	18,017	231,517
UPL Ltd.	27,410	164,130
Vedanta Ltd.	64,770	447,148
Viyash Scientific Ltd. (b)	71,890	138,567
V-Mart Retail Ltd. (b)	9,027	45,416
Vodafone Idea Ltd. (b)	518,643	46,643
Wipro Ltd. ADR	295,385	626,216
Wockhardt Ltd. (b)	18,595	230,495
Yes Bank Ltd. (b)	460,717	83,790
Zee Entertainment Enterprises Ltd.	51,579	39,230
Zydus Lifesciences Ltd.	15,882	145,879
		71,565,781
INDONESIA — 1.6%
AKR Corporindo Tbk. PT	367,500	30,383
Alamtri Minerals Indonesia Tbk. PT	452,500	52,853
Alamtri Resources Indonesia Tbk. PT	1,138,800	172,886
Aspirasi Hidup Indonesia Tbk. PT	1,349,400	30,014
Astra International Tbk. PT	1,434,351	527,506
Bank Central Asia Tbk. PT	2,404,875	912,733
Bank Jago Tbk. PT (b)	90,900	7,060
Bank Mandiri Persero Tbk. PT	2,861,480	794,739
Security Description	Shares	Value
Bank Negara Indonesia Persero Tbk. PT	630,300	$139,453
Bank Rakyat Indonesia Persero Tbk. PT	4,353,431	853,036
Barito Pacific Tbk. PT (b)	1,125,691	90,416
Barito Renewables Energy Tbk. PT (b)	498,500	153,998
Bumi Resources Minerals Tbk. PT (b)	2,133,400	91,640
Chandra Asri Pacific Tbk. PT	513,612	143,556
Charoen Pokphand Indonesia Tbk. PT	327,700	79,059
Ciputra Development Tbk. PT	520,496	21,745
Dian Swastatika Sentosa Tbk. PT (b)	36,600	142,140
Elang Mahkota Teknologi Tbk. PT	584,400	26,307
GoTo Gojek Tokopedia Tbk. PT (b)	38,789,600	116,406
Gudang Garam Tbk. PT	1,900	1,576
Indah Kiat Pulp & Paper Tbk. PT	124,100	74,119
Indocement Tunggal Prakarsa Tbk. PT	160,025	47,552
Kalbe Farma Tbk. PT	563,500	32,163
Lippo Karawaci Tbk. PT (b)	2,280,410	10,198
Matahari Department Store Tbk. PT	12,000	1,292
Media Nusantara Citra Tbk. PT (b)	236,100	2,862
Pabrik Kertas Tjiwi Kimia Tbk. PT	44,500	23,305
Pakuwon Jati Tbk. PT	1,292,200	25,700
Perusahaan Gas Negara Persero Tbk. PT	903,140	98,049
Semen Indonesia Persero Tbk. PT	350,261	50,701
Summarecon Agung Tbk. PT	553,727	10,752
Telkom Indonesia Persero Tbk. PT	2,973,594	535,420
Transcoal Pacific Tbk. PT	50,900	33,620
Unilever Indonesia Tbk. PT	188,700	20,209
United Tractors Tbk. PT	107,045	195,578
		5,549,026
IRAQ — 0.0% *
United Energy Group Ltd.	154,000	10,803
MALAYSIA — 2.9%
AEON Credit Service M Bhd.	77,100	103,016
Alliance Bank Malaysia Bhd.	442,999	527,354
AMMB Holdings Bhd.	68,000	110,674
Astro Malaysia Holdings Bhd. (b)	154,900	2,678
Axiata Group Bhd.	277,983	151,727
Bermaz Auto Bhd.	159,480	34,661
British American Tobacco Malaysia Bhd.	4,200	5,809
Bursa Malaysia Bhd.	198,951	418,146
Cahya Mata Sarawak Bhd.	167,400	47,132
Carlsberg Brewery Malaysia Bhd. Class B	36,003	149,738
CelcomDigi Bhd.	120,800	88,310
CIMB Group Holdings Bhd.	322,864	602,031
Dayang Enterprise Holdings Bhd.	107,450	50,421
Dialog Group Bhd.	347,000	187,683
See accompanying notes to financial statements.

STATE STREET SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Eco World Development Group Bhd.	138,900	$69,639
Frontken Corp. Bhd.	110,400	101,975
Gamuda Bhd.	258,650	238,272
Genting Bhd.	271,900	149,750
Hartalega Holdings Bhd. (b)	66,900	19,001
Hibiscus Petroleum Bhd.	66,940	37,364
Hong Leong Bank Bhd.	30,000	162,262
IHH Healthcare Bhd.	78,000	172,991
IJM Corp. Bhd.	578,680	312,993
Inari Amertron Bhd.	348,312	110,971
IOI Corp. Bhd.	384,496	400,734
IOI Properties Group Bhd.	336,216	275,682
Kuala Lumpur Kepong Bhd.	31,429	166,887
Malayan Banking Bhd.	261,629	734,035
Maxis Bhd.	203,500	180,934
MISC Bhd.	49,500	103,181
NEXG Bhd. (b)	332,200	21,742
Padini Holdings Bhd.	185,150	71,335
Pentamaster Corp. Bhd. (b)	201,075	146,995
Petronas Chemicals Group Bhd.	81,500	122,180
PPB Group Bhd.	69,820	206,925
Press Metal Aluminium Holdings Bhd.	441,870	873,045
Public Bank Bhd.	757,773	875,865
RHB Bank Bhd.	169,801	353,944
SD Guthrie Bhd.	202,399	302,424
Sime Darby Bhd.	215,688	120,389
Sime Darby Property Bhd.	258,288	79,738
Supermax Corp. Bhd. (b)	161,660	12,177
Telekom Malaysia Bhd.	83,644	146,671
Tenaga Nasional Bhd.	142,850	490,396
Top Glove Corp. Bhd.	284,200	48,431
Velesto Energy Bhd.	594,800	49,946
Yinson Holdings Bhd.	235,114	130,651
YTL Corp. Bhd.	261,510	109,151
Zetrix Ai Bhd.	543,542	99,338
		9,977,394
PHILIPPINES — 0.6%
Aboitiz Equity Ventures, Inc.	72,660	35,642
Alliance Global Group, Inc.	484,000	71,544
Ayala Land, Inc.	753,851	200,282
Bank of the Philippine Islands	64,867	106,670
BDO Unibank, Inc.	146,543	272,100
Bloomberry Resorts Corp. (b)	288,300	9,634
Cebu Air, Inc. (b)	41,230	19,377
D&L Industries, Inc.	981,000	58,133
JG Summit Holdings, Inc.	219,372	99,665
Jollibee Foods Corp.	27,510	80,470
LT Group, Inc.	343,300	82,844
Metropolitan Bank & Trust Co.	58,150	60,782
PLDT, Inc.	11,269	240,220
Puregold Price Club, Inc.	206,550	139,400
SM Investments Corp.	20,335	207,534
SM Prime Holdings, Inc.	637,900	214,734
Security Description	Shares	Value
Universal Robina Corp.	58,330	$62,699
		1,961,730
TAIWAN — 32.8%
Accton Technology Corp.	25,000	1,180,794
Acer, Inc.	369,395	314,858
Advantech Co. Ltd.	27,085	269,833
Alchip Technologies Ltd.	5,000	388,646
ASE Technology Holding Co. Ltd.	235,043	2,415,127
Asia Cement Corp.	314,687	341,559
Asia Vital Components Co. Ltd.	27,000	1,680,638
ASPEED Technology, Inc.	2,000	669,378
Asustek Computer, Inc.	57,737	991,480
AUO Corp. ADR (b)	87,445	371,641
Bank of Kaohsiung Co. Ltd.	261,652	98,621
Caliway Biopharmaceuticals Co. Ltd. (b)	41,000	110,676
Catcher Technology Co. Ltd.	61,539	361,881
Cathay Financial Holding Co. Ltd.	558,838	1,228,849
Center Laboratories, Inc.	53,247	67,454
Chailease Holding Co. Ltd.	81,660	279,693
Chang Hwa Commercial Bank Ltd.	421,870	269,194
Cheng Shin Rubber Industry Co. Ltd.	85,000	82,687
China Steel Chemical Corp.	18,877	51,960
China Steel Corp.	890,216	526,277
Chroma ATE, Inc.	17,000	779,012
Chunghwa Telecom Co. Ltd.	165,074	686,733
Compal Electronics, Inc.	554,029	467,034
Compeq Manufacturing Co. Ltd.	25,000	193,932
CTBC Financial Holding Co. Ltd.	1,197,570	1,921,656
Delta Electronics, Inc.	81,986	3,538,964
E.Sun Financial Holding Co. Ltd.	692,305	687,541
Eclat Textile Co. Ltd.	29,365	303,111
eCloudvalley Digital Technology Co. Ltd.	14,311	34,065
EirGenix, Inc. (b)	19,000	32,568
Elite Advanced Laser Corp.	6,000	45,418
Elite Material Co. Ltd.	17,000	1,382,546
Elite Semiconductor Microelectronics Technology, Inc.	18,000	84,454
eMemory Technology, Inc.	3,318	272,954
Ennostar, Inc.	71,585	101,992
Evergreen Marine Corp. Taiwan Ltd.	47,465	296,192
Everlight Electronics Co. Ltd.	87,996	183,864
Far Eastern New Century Corp.	492,352	405,032
Far EasTone Telecommunications Co. Ltd.	73,000	209,844
Faraday Technology Corp.	18,695	82,452
Feng TAY Enterprise Co. Ltd.	34,329	86,010
Firich Enterprises Co. Ltd.	24,767	18,205
First Financial Holding Co. Ltd.	514,128	453,500
FocalTech Systems Co. Ltd.	20,000	29,653
Formosa Chemicals & Fibre Corp.	336,182	472,674
Formosa Petrochemical Corp.	119,000	205,095
See accompanying notes to financial statements.

STATE STREET SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Formosa Plastics Corp.	334,663	$480,483
Foxconn Technology Co. Ltd.	133,519	210,907
Fubon Financial Holding Co. Ltd.	532,460	1,432,329
Genius Electronic Optical Co. Ltd.	6,475	88,608
Giant Manufacturing Co. Ltd.	26,305	59,160
Globalwafers Co. Ltd.	15,884	208,922
Himax Technologies, Inc. ADR	11,334	89,199
Hiwin Technologies Corp.	25,745	184,008
Holy Stone Enterprise Co. Ltd.	14,700	63,223
Hon Hai Precision Industry Co. Ltd.	625,765	3,670,032
Hotai Motor Co. Ltd.	26,640	402,891
HTC Corp. (b)	72,710	89,153
Hua Nan Financial Holdings Co. Ltd.	584,976	607,482
Innolux Corp.	432,927	322,969
Inventec Corp.	216,000	270,591
ITEQ Corp.	17,267	80,205
KGI Financial Holding Co. Ltd.	1,312,154	790,083
King Yuan Electronics Co. Ltd.	145,898	1,191,097
LandMark Optoelectronics Corp.	6,000	295,590
Largan Precision Co. Ltd.	6,142	414,013
Lite-On Technology Corp.	98,394	432,417
Macronix International Co. Ltd. (b)	150,673	544,346
Makalot Industrial Co. Ltd.	25,570	181,957
MediaTek, Inc.	80,601	3,756,506
Medigen Biotechnology Corp. (b)	14,000	13,838
Medigen Vaccine Biologics Corp. (b)	25,467	45,645
Mega Financial Holding Co. Ltd.	607,423	730,542
Merry Electronics Co. Ltd.	25,183	65,774
Microbio Co. Ltd. (b)	4,153	2,182
Micro-Star International Co. Ltd.	29,000	77,104
Motech Industries, Inc.	71,627	59,148
Nan Ya Plastics Corp.	415,704	960,917
Nanya Technology Corp. (b)	36,000	223,522
Nien Made Enterprise Co. Ltd.	11,000	113,544
Novatek Microelectronics Corp.	40,599	481,931
Nuvoton Technology Corp.	20,000	55,677
Oneness Biotech Co. Ltd. (b)	19,113	31,148
PChome Online, Inc. (b)	20,893	14,639
Pegatron Corp.	189,900	452,624
PharmaEssentia Corp.	12,743	239,155
Phoenix Silicon International Corp.	20,416	115,586
PlayNitride, Inc. (b)	9,000	38,427
Pou Chen Corp.	136,000	120,388
Powertech Technology, Inc.	136,518	798,526
President Chain Store Corp.	29,000	203,644
Promos Technologies, Inc. (b) (d)	2,232	—
Quanta Computer, Inc.	129,729	1,130,107
Radiant Opto-Electronics Corp.	25,000	71,473
RDC Semiconductor Co. Ltd. (b)	10,300	42,688
Realtek Semiconductor Corp.	38,825	580,493
RichWave Technology Corp.	14,201	44,864
Ritek Corp. (b)	55,593	22,171
Senhwa Biosciences, Inc. (b)	1,000	1,576
Security Description	Shares	Value
Shanghai Commercial & Savings Bank Ltd.	240,332	$293,179
Silicon Motion Technology Corp. ADR	2,156	242,097
Simplo Technology Co. Ltd.	16,000	166,656
Sino-American Silicon Products, Inc.	26,000	87,426
SinoPac Financial Holdings Co. Ltd.	1,335,416	1,282,367
Sitronix Technology Corp.	10,000	59,744
Synnex Technology International Corp.	135,000	320,081
TA-I Technology Co. Ltd.	15,750	28,623
Taiwan Cooperative Financial Holding Co. Ltd.	198,807	145,825
Taiwan FU Hsing Industrial Co. Ltd.	100,400	141,320
Taiwan High Speed Rail Corp.	85,000	70,058
Taiwan Mobile Co. Ltd.	113,260	386,154
Taiwan Paiho Ltd.	20,000	28,933
Taiwan Semiconductor Manufacturing Co. Ltd.	250,000	13,762,903
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	112,170	37,907,852
Taiwan Surface Mounting Technology Corp.	20,000	57,867
Taiwan Union Technology Corp.	13,000	231,373
TCC Group Holdings Co. Ltd.	576,631	414,842
Teco Electric & Machinery Co. Ltd.	92,000	172,662
TPK Holding Co. Ltd.	23,000	31,223
Tripod Technology Corp.	66,361	702,634
TS Financial Holding Co. Ltd.	1,641,990	1,188,992
Unimicron Technology Corp.	66,018	917,892
Uni-President Enterprises Corp.	187,893	417,279
United Integrated Services Co. Ltd.	21,755	558,675
United Microelectronics Corp. ADR	143,361	1,287,382
Vanguard International Semiconductor Corp.	20,738	75,246
Voltronic Power Technology Corp.	6,804	154,085
Walsin Lihwa Corp.	366,382	345,524
Walsin Technology Corp.	25,000	91,492
Win Semiconductors Corp.	25,000	274,867
Winbond Electronics Corp.	86,026	242,713
Wistron Corp.	135,976	521,022
Wiwynn Corp.	8,248	851,373
WPG Holdings Ltd.	40,000	110,103
Yageo Corp.	97,212	740,417
Yang Ming Marine Transport Corp.	81,000	131,749
Yuanta Financial Holding Co. Ltd.	1,118,397	1,565,476
Zhen Ding Technology Holding Ltd.	30,000	193,775
		113,481,132
THAILAND — 2.2%
Advanced Info Service PCL	54,061	611,424
Airports of Thailand PCL	224,600	354,130
See accompanying notes to financial statements.

STATE STREET SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Bangkok Bank PCL NVDR	18,100	$91,378
Bangkok Dusit Medical Services PCL Class F	63,300	36,084
Bangkok Expressway & Metro PCL	1,187,007	188,957
Bumrungrad Hospital PCL (c)	23,600	116,640
Carabao Group PCL	10,700	12,410
Central Plaza Hotel PCL	31,100	30,647
Charoen Pokphand Foods PCL	160,300	101,585
Chularat Hospital PCL	1,255,100	53,660
CP ALL PCL	324,354	447,487
CPN Retail Growth Leasehold REIT	23,500	8,123
Delta Electronics Thailand PCL	190,700	1,497,614
Electricity Generating PCL	13,699	46,729
Energy Absolute PCL (b) (c)	296,100	24,421
Frasers Property Thailand Industrial Freehold & Leasehold REIT	46,687	15,147
Global Power Synergy PCL	18,300	18,866
Gulf Development PCL	188,978	339,507
Gunkul Engineering PCL	1,023,043	76,309
Hana Microelectronics PCL	66,600	55,534
Ichitan Group PCL	85,600	31,925
Indorama Ventures PCL	107,400	82,227
IRPC PCL (c)	1,772,791	106,432
Jasmine International PCL (b)	406,678	14,057
Kasikornbank PCL	22,054	127,723
Kasikornbank PCL NVDR	57,700	334,163
KCE Electronics PCL	113,070	77,826
Krungthai Card PCL	57,100	51,508
MC Group PCL	194,300	63,038
Mega Lifesciences PCL	148,100	152,680
Minor International PCL	224,346	146,934
Muangthai Capital PCL	14,700	12,815
PTG Energy PCL	115,200	30,215
PTT Exploration & Production PCL	72,407	354,570
PTT Global Chemical PCL NVDR	49,800	55,115
PTT PCL	195,183	207,138
SCB X PCL	61,828	269,958
Siam Cement PCL NVDR	32,500	203,987
Srisawad Corp. PCL	212,556	143,079
SVI PCL	511,540	115,554
Thai Beverage PCL (c)	151,600	50,527
Thai Oil PCL	223,149	329,852
Thai Union Group PCL	140,000	47,544
TMBThanachart Bank PCL	2,137,036	149,035
True Corp. PCL NVDR	536,156	234,101
WHA Premium Growth Freehold & Leasehold Real Estate InvestmentTrust Class F, REIT	43,800	13,414
		7,532,069
UNITED STATES — 0.2%
BeOne Medicines Ltd. Class H (b)	34,075	745,806
JS Global Lifestyle Co. Ltd. (a) (b)	41,000	9,099
Security Description	Shares	Value
Legend Biotech Corp. ADR (b)	4,106	$74,278
		829,183
TOTAL COMMON STOCKS (Cost $269,527,204)		348,421,388
PREFERRED STOCKS — 0.0% *
INDIA — 0.0% *
TVS Motor Co. Ltd. 6.00% (Cost $0)	102,880	11,118
WARRANTS — 0.0% *
MALAYSIA — 0.0% *
Eco World Development Group Bhd. (expiring 04/12/29) (b)	38,320	8,139
NEXG Bhd. (expiring 02/17/28) (b)	180,850	4,466
Supermax Corp. Bhd. (expiring 03/01/30) (b)	8,648	171
Top Glove Corp. Bhd. (expiring 02/09/30) (b)	15,460	554
YTL Corp. Bhd. (expiring 06/02/28) (b)	56,142	2,634
		15,964
PHILIPPINES — 0.0% *
Alliance Global Group, Inc. (expiring 11/19/30) (b)	127,950	2,949
THAILAND — 0.0% *
Jasmine International PCL (expiring 10/10/31) (b)	218,989	1,660
TOTAL WARRANTS (Cost $1,080)		20,573
SHORT-TERM INVESTMENTS — 0.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.64% (e) (f)	28,028	28,028
State Street Navigator Securities Lending Portfolio II (g) (h)	1,878,770	1,878,770
TOTAL SHORT-TERM INVESTMENTS (Cost $1,906,798)		1,906,798
TOTAL INVESTMENTS — 101.2% (Cost $271,435,082)		350,359,877
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.2)%		(4,071,699)
NET ASSETS — 100.0%		$346,288,178

(a)
Securities purchased pursuant to Rule 144A of the
Securities Act of 1933, as amended. These securities,
which represent 5.3% of net assets as of March 31, 2026,
may be resold in transactions exempt from registration,
normally to qualified institutional buyers.

(b)	Non-income producing security.
(c)	All or a portion of the shares of the security are on loan at March 31, 2026.
See accompanying notes to financial statements.

STATE STREET SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

(d)
Fair valued as determined in good faith by the Trust's
Oversight Committee in accordance with policy and
procedures approved by the Board of Trustees. Security
value is determined based on significant unobservable
inputs and is classified as Level 3. As of March 31, 2026,
total aggregate fair value of the securities is $0,
representing 0.00% of the Fund's net assets.

(e)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended March 31, 2026
are shown in the Affiliate Table below.

(f)	The rate shown is the annualized seven-day yield at March 31, 2026.
(g)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2026 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.

*	Amount is less than 0.05% of net assets.

Abbreviations:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$341,850,984	$6,570,404	$0 (a)	$348,421,388
Preferred Stocks	11,118	—	—	11,118
Warrants	17,939	2,634	—	20,573
Short-Term Investments	1,906,798	—	—	1,906,798
TOTAL INVESTMENTS	$343,786,839	$6,573,038	$0	$350,359,877

(a)	The Fund held Level 3 securities that were valued at $0 at March 31, 2026.
Sector Breakdown as of March 31, 2026

% of Net Assets
Information Technology	33.0%
Financials	17.4
Consumer Discretionary	12.7
Communication Services	8.0
Industrials	7.8
Materials	6.4
Health Care	5.0
Energy	3.6
Consumer Staples	3.5
Utilities	2.1
Real Estate	1.1
Short-Term Investments	0.6
Liabilities in Excess of Other Assets	(1.2)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/25	Value at 9/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/26	Value at 3/31/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	45,607	$45,607	$18,969,912	$18,987,491	$—	$—	28,028	$28,028	$7,349
State Street Navigator Securities Lending Portfolio II	755,464	755,464	13,480,206	12,356,900	—	—	1,878,770	1,878,770	10,509
Total		$801,071	$32,450,118	$31,344,391	$—	$—		$1,906,798	$17,858
See accompanying notes to financial statements.

STATE STREET SPDR S&P EMERGING MARKETS DIVIDEND ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 98.9%
BRAZIL — 7.6%
Ambev SA	13,054,970	$38,125,278
Banco ABC Brasil SA (a)	28,502	138,418
Banco ABC Brasil SA Preference Shares	811,539	3,947,393
Banco Bradesco SA	8,664,942	27,727,416
Banco do Brasil SA	3,748,981	16,512,330
		86,450,835
CHINA — 7.1%
China Railway Group Ltd. Class H	42,517,000	21,908,712
China State Construction International Holdings Ltd. (b)	12,786,000	13,584,778
Genertec Universal Medical Group Co. Ltd. (c)	10,367,000	7,656,046
Huatai Securities Co. Ltd. Class H (b) (c)	3,911,000	7,387,810
PICC Property & Casualty Co. Ltd. Class H	5,778,000	10,509,206
Zhejiang Expressway Co. Ltd. Class H	8,596,000	7,872,156
Zhuzhou CRRC Times Electric Co. Ltd. Class H	2,555,000	11,875,233
		80,793,941
CZECH REPUBLIC — 0.2%
Colt CZ Group SE	51,999	2,204,691
GREECE — 1.3%
Hellenic Telecommunications Organization SA	779,100	14,650,120
HONG KONG — 0.4%
Crystal International Group Ltd. (c)	6,436,500	4,761,575
INDIA — 1.7%
ITC Ltd.	6,273,915	19,030,355
INDONESIA — 0.9%
Bank Central Asia Tbk. PT	26,108,800	9,909,192
KUWAIT — 2.2%
Integrated Holding Co. KCSC	3,464,115	4,251,821
Kuwait Telecommunications Co.	2,300,026	4,984,876
Mobile Telecommunications Co. KSCP	5,422,201	9,982,734
National Bank of Kuwait SAKP	2,185,822	6,474,156
		25,693,587
MALAYSIA — 12.2%
Axiata Group Bhd.	9,195,500	5,019,031
CelcomDigi Bhd.	6,304,300	4,608,725
Hong Leong Bank Bhd.	2,028,600	10,972,176
IGB Real Estate Investment Trust	3,131,000	2,134,245
Malayan Banking Bhd.	6,081,100	17,061,323
MISC Bhd.	3,616,200	7,537,843
Petronas Gas Bhd.	895,900	3,973,910
Security Description	Shares	Value
Public Bank Bhd.	11,567,100	$13,369,728
RHB Bank Bhd.	8,141,400	16,970,466
Sime Darby Bhd.	16,849,600	9,404,815
Sunway Real Estate Investment Trust	7,130,300	4,067,916
Telekom Malaysia Bhd.	8,443,200	14,805,315
Tenaga Nasional Bhd.	5,449,600	18,708,185
Westports Holdings Bhd.	6,634,242	9,716,240
		138,349,918
MEXICO — 4.0%
Arca Continental SAB de CV (b)	1,900,793	21,779,338
Kimberly-Clark de Mexico SAB de CV Class A (b)	4,898,401	11,520,060
Megacable Holdings SAB de CV	1,297,699	4,478,991
Prologis Property Mexico SA de CV REIT	1,873,548	8,128,071
		45,906,460
PHILIPPINES — 2.1%
Bank of the Philippine Islands	5,258,020	8,646,522
Manila Electric Co.	524,060	5,326,865
Metropolitan Bank & Trust Co.	6,177,120	6,456,743
PLDT, Inc.	158,170	3,371,689
		23,801,819
POLAND — 0.6%
KRUK SA	53,382	6,427,805
QATAR — 2.3%
Al Rayan Bank	15,635,652	9,378,815
Ooredoo QPSC	3,947,358	13,465,033
Qatar Navigation QSC	811,109	2,272,264
United Development Co. QSC	6,525,143	1,569,905
		26,686,017
ROMANIA — 1.9%
NEPI Rockcastle NV	2,681,005	21,266,357
RUSSIA — 0.0%
Federal Grid Co-Rosseti PJSC (a) (d)	767,865,898	—
Inter RAO UES PJSC (a) (d)	110,161,174	—
Unipro PAO (a) (d)	23,862,428	—
		—
SAUDI ARABIA — 4.6%
Al Hammadi Holding	665,976	4,738,464
Jarir Marketing Co.	3,314,563	12,471,788
Riyadh Cement Co.	490,764	3,132,174
Saudi Telecom Co.	2,153,078	24,384,644
United Electronics Co.	349,026	7,519,787
		52,246,857
SOUTH AFRICA — 8.6%
AVI Ltd.	1,366,318	8,289,302
Bidvest Group Ltd. (b)	1,259,392	16,741,618
FirstRand Ltd. (b)	2,771,128	13,945,083
Investec Ltd. (b)	987,341	7,357,688
Nedbank Group Ltd.	1,379,471	21,497,747
See accompanying notes to financial statements.

STATE STREET SPDR S&P EMERGING MARKETS DIVIDEND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Reunert Ltd.	536,225	$2,041,210
Sanlam Ltd. (b)	2,212,963	11,503,400
Standard Bank Group Ltd.	920,540	16,372,625
		97,748,673
TAIWAN — 23.7%
Cheng Shin Rubber Industry Co. Ltd. (b)	18,558,000	18,052,981
Chunghwa Telecom Co. Ltd.	4,512,000	18,770,597
Cleanaway Co. Ltd. (b)	5,992,000	5,510,316
Eclat Textile Co. Ltd. (b)	1,337,000	13,800,751
Far Eastern International Bank	13,454,277	5,239,467
Gloria Material Technology Corp. (b)	4,411,000	4,373,747
Hu Lane Associate, Inc. (b)	812,365	2,744,305
IEI Integration Corp. (b)	1,147,000	2,177,757
Marketech International Corp. (b)	1,121,000	9,572,505
Mega Financial Holding Co. Ltd.	9,534,000	11,466,447
Nan Pao Resins Chemical Co. Ltd. (b)	945,000	9,118,940
Nien Made Enterprise Co. Ltd. (b)	1,332,000	13,749,140
Pegavision Corp. (b)	594,000	5,146,637
President Chain Store Corp.	3,032,000	21,291,336
Primax Electronics Ltd.	5,364,000	11,744,761
Sercomm Corp. (a) (b)	2,436,000	5,714,733
Shanghai Commercial & Savings Bank Ltd.	11,104,000	13,545,699
Sinbon Electronics Co. Ltd. (b)	3,027,000	23,765,311
Sino-American Silicon Products, Inc. (b)	7,384,000	24,828,902
Sporton International, Inc.	346,150	2,046,367
Taiwan Mobile Co. Ltd. (b)	5,676,000	19,352,017
Taiwan Secom Co. Ltd.	1,063,000	3,773,866
TTY Biopharm Co. Ltd.	1,502,000	3,420,256
Uni-President Enterprises Corp.	8,657,000	19,225,743
YungShin Global Holding Corp. (b)	611,000	1,033,941
		269,466,522
THAILAND — 13.2%
Advanced Info Service PCL	249,300	2,819,554
Advanced Info Service PCL NVDR	1,377,300	15,577,104
Home Product Center PCL NVDR (b)	59,038,272	11,009,259
Kiatnakin Phatra Bank PCL NVDR (b)	6,062,400	13,924,403
Krungthai Card PCL	3,156,700	2,847,539
Krungthai Card PCL NVDR (b)	12,527,800	11,300,851
PTT PCL	10,134,000	10,754,700
PTT PCL NVDR	20,602,600	21,864,494
Ratch Group PCL	790,800	719,345
Ratch Group PCL NVDR (b)	3,363,500	3,059,582
Security Description	Shares	Value
Supalai PCL	591,500	$292,342
Supalai PCL NVDR (b)	7,768,300	3,839,396
Thai Beverage PCL (b)	30,520,500	10,172,317
Thanachart Capital PCL NVDR (b)	4,132,677	7,111,262
Tisco Financial Group PCL NVDR	5,858,300	20,072,404
WHA Corp. PCL NVDR (b)	120,949,000	15,402,844
		150,767,396
UNITED ARAB EMIRATES — 4.3%
Abu Dhabi National Oil Co. for Distribution PJSC	20,859,405	21,522,104
Emirates Telecommunications Group Co. PJSC	3,917,419	19,878,771
Sharjah Islamic Bank	9,203,658	8,017,779
		49,418,654
TOTAL COMMON STOCKS (Cost $1,122,696,797)		1,125,580,774
SHORT-TERM INVESTMENT — 4.6%
State Street Navigator Securities Lending Portfolio II (e) (f) (Cost $51,647,264)	51,647,264	51,647,264
TOTAL INVESTMENTS — 103.5% (Cost $1,174,344,061)		1,177,228,038
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.5)%		(39,581,776)
NET ASSETS — 100.0%		$1,137,646,262

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2026.
(c)
Securities purchased pursuant to Rule 144A of the
Securities Act of 1933, as amended. These securities,
which represent 1.7% of net assets as of March 31, 2026,
may be resold in transactions exempt from registration,
normally to qualified institutional buyers.

(d)
Fair valued as determined in good faith by the Trust's
Oversight Committee in accordance with policy and
procedures approved by the Board of Trustees. Security
value is determined based on significant unobservable
inputs and is classified as Level 3. As of March 31, 2026,
total aggregate fair value of the securities is $0,
representing 0.00% of the Fund's net assets.

(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2026 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

Abbreviations:
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust
See accompanying notes to financial statements.

STATE STREET SPDR S&P EMERGING MARKETS DIVIDEND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

At March 31, 2026, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini MSCI Emerging Markets Index (long)	140	06/19/2026	$10,415,595	$10,181,797	$(233,798)
During the period ended March 31, 2026, the average notional value related to futures contracts was $6,799,179.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,108,147,294	$17,433,480	$0 (a)	$1,125,580,774
Short-Term Investment	51,647,264	—	—	51,647,264
TOTAL INVESTMENTS	$1,159,794,558	$17,433,480	$0	$1,177,228,038
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(233,798)	$—	$—	$(233,798)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(233,798)	$—	$—	$(233,798)

(a)	The Fund held Level 3 securities that were valued at $0 at March 31, 2026.
Sector Breakdown as of March 31, 2026

% of Net Assets
Financials	29.5%
Communication Services	15.5
Consumer Staples	13.1
Industrials	10.6
Consumer Discretionary	9.3
Information Technology	6.8
Real Estate	5.0
Energy	2.9
Utilities	2.8
Health Care	1.9
Materials	1.5
Short-Term Investment	4.6
Liabilities in Excess of Other Assets	(3.5)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/25	Value at 9/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/26	Value at 3/31/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,317,957	$2,317,957	$96,522,980	$98,840,937	$—	$—	—	$—	$57,155
State Street Navigator Securities Lending Portfolio II	21,747,232	21,747,232	120,977,056	91,077,024	—	—	51,647,264	51,647,264	708,260
Total		$24,065,189	$217,500,036	$189,917,961	$—	$—		$51,647,264	$765,415
See accompanying notes to financial statements.

STATE STREET SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.4%
BELGIUM — 0.1%
Viohalco SA	40,471	$589,412
BRAZIL — 3.7%
Afya Ltd. Class A (a)	11,132	165,533
Alpargatas SA Preference Shares	145,245	344,898
Alupar Investimento SA	92,056	620,176
Anima Holding SA	233,604	192,361
Auren Energia SA	44,932	102,737
Azzas 2154 SA	73,688	362,658
Banco ABC Brasil SA (b)	1,636	7,945
Banco ABC Brasil SA Preference Shares	24,754	120,406
Banco do Estado do Rio Grande do Sul SA Preference Shares	145,971	482,195
Bemobi Mobile Tech SA	42,849	220,319
Boa Safra Sementes SA	58,643	80,071
Bradespar SA	43,412	164,854
Bradespar SA Preference Shares	128,942	569,405
BrasilAgro - Co. Brasileira de Propriedades Agricolas	29,854	123,259
Braskem SA Preference Shares (b)	58,482	105,273
Brava Energia (b)	226,427	891,928
C&A Modas SA	78,056	180,867
CI&T, Inc. Class A (b)	18,134	91,939
Cia Brasileira de Aluminio (b)	145,357	292,276
Cia de Ferro Ligas da Bahia FERBASA Preference Shares	138,615	217,932
Cia de Saneamento de Minas Gerais Copasa MG	117,205	1,295,058
Cia De Sanena Do Parana	150,114	1,280,092
Cia Siderurgica Nacional SA (b)	397,498	481,844
Cogna Educacao SA	918,226	555,653
Construtora Tenda SA	55,001	328,619
Cosan SA (b)	843,178	868,698
Cury Construtora e Incorporadora SA	86,164	583,782
CVC Brasil Operadora e Agencia de Viagens SA (b)	191,593	72,646
Cyrela Brazil Realty SA Empreendimentos e Participacoes	139,284	728,701
Dexco SA (b)	340,926	307,502
Dimed SA Distribuidora da Medicamentos	93,687	258,350
Direcional Engenharia SA	218,558	556,654
EcoRodovias Infraestrutura e Logistica SA	121,933	196,841
Even Construtora e Incorporadora SA	84,228	117,424
Ez Tec Empreendimentos e Participacoes SA	32,775	87,744
Fleury SA	117,539	358,563
Fras-Le SA	79,873	346,752
Grendene SA	217,096	197,060
Grupo SBF SA	68,084	160,238
Security Description	Shares	Value
Hidrovias do Brasil SA (b)	456,953	$357,025
Iguatemi SA	122,804	657,062
Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	35,881	100,663
Iochpe Maxion SA	99,266	173,746
Irani Papel e Embalagem SA	80,245	150,134
IRB-Brasil Resseguros SA (b)	40,563	424,121
JHSF Participacoes SA	141,074	250,434
JSL SA	73,162	107,040
Kepler Weber SA	84,217	132,407
Lavvi Empreendimentos Imobiliarios SA	76,098	207,807
LOG Commercial Properties e Participacoes SA	30,154	159,549
Log-in Logistica Intermodal SA (b)	5,895	36,294
Lojas Quero-Quero SA (b)	174,784	66,942
LWSA SA (c)	101,070	73,548
M Dias Branco SA	40,166	176,988
Magazine Luiza SA	186,629	313,434
Mahle Metal Leve SA	36,192	242,507
Marcopolo SA Preference Shares	459,281	545,303
Metalurgica Gerdau SA Preference Shares	199,995	327,073
Mills Locacao Servicos e Logistica SA	83,561	221,306
Minerva SA	189,244	154,020
Moura Dubeux Engenharia SA	43,253	267,124
Movida Participacoes SA	101,530	251,008
MRV Engenharia e Participacoes SA (b)	162,799	245,354
Nexa Resources SA	24,973	264,464
Oceanpact Servicos Maritimos SA (b)	104,790	181,809
Odontoprev SA	151,766	390,317
Oncoclinicas do Brasil Servicos Medicos SA (b)	86,000	25,362
Orizon Valorizacao de Residuos SA (b)	40,913	559,171
Petroreconcavo SA	99,416	267,105
Plano & Plano Desenvolvimento Imobiliario SA	49,006	125,097
Randoncorp SA Preference Shares	101,785	108,179
Sao Martinho SA	64,757	262,900
Schulz SA Preference Shares	139,271	138,152
Simpar SA	84,316	185,684
SLC Agricola SA	121,403	434,981
Tegma Gestao Logistica SA	32,784	196,379
Tres Tentos Agroindustrial SA	81,520	249,776
Tupy SA (b)	48,164	124,239
Unipar Carbocloro SA Preference Shares	33,209	396,769
Usinas Siderurgicas de Minas Gerais SA Usiminas Preference Shares (b)	293,016	378,197
See accompanying notes to financial statements.

STATE STREET SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	51,505	$200,222
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	289,193	206,015
Vinci Compass Investments Ltd.	18,026	190,174
Vivara Participacoes SA	68,645	340,599
VTEX Class A (a) (b)	32,162	128,648
Vulcabras SA	49,169	164,965
YDUQS Participacoes SA	83,273	193,115
		25,472,461
CAYMAN ISLANDS — 0.0% *
Amax Holding Co. Ltd.	14,000	53,644
CHILE — 0.5%
CAP SA (b)	47,226	351,017
Empresa Nacional de Telecomunicaciones SA	78,431	308,278
Engie Energia Chile SA	409,044	652,746
Inversiones Aguas Metropolitanas SA	297,629	323,732
Inversiones La Construccion SA	21,475	446,193
Ripley Corp. SA	1,012,195	418,479
Salfacorp SA	277,068	362,021
SMU SA	1,502,579	210,813
SONDA SA	336,504	109,138
Vina Concha y Toro SA	276,274	261,645
		3,444,062
CHINA — 22.8%
361 Degrees International Ltd.	665,000	532,665
ABA Chemicals Corp. Class A (b)	102,100	93,427
Abbisko Cayman Ltd. (b)	257,000	396,307
Addsino Co. Ltd. Class A (b)	33,100	136,393
Adicon Holdings Ltd. (b)	131,000	70,177
Aerospace Nanhu Electronic Information Technology Co. Ltd. Class A (b)	15,897	98,604
Agora, Inc. ADR (b)	23,391	82,804
AIM Vaccine Co. Ltd. Class H (b)	308,800	116,191
AInnovation Technology Group Co. Ltd. Class H (b) (c)	168,800	109,157
AK Medical Holdings Ltd. (a) (c)	312,000	245,932
A-Living Smart City Services Co. Ltd. Class H (a) (c)	510,500	115,901
Alpha Group Class A (b)	106,700	118,801
Alphamab Oncology (b) (c)	95,000	94,513
Amoy Diagnostics Co. Ltd. Class A	23,800	77,361
Angelalign Technology, Inc. (a) (c)	25,200	238,333
Anhui Anfu Battery Technology Co. Ltd. Class A	29,200	195,239
Anhui Golden Seed Winery Co. Ltd. Class A (b)	83,200	99,141
Anhui Huaren Health Pharmaceutical Co. Ltd. Class A	71,000	174,758
Anhui Jinhe Industrial Co. Ltd. Class A	45,300	151,509
Security Description	Shares	Value
Anhui Tatfook Technology Co. Ltd. Class A (b)	35,900	$52,082
Anhui Transport Consulting & Design Institute Co. Ltd. Class A	44,548	51,987
Anhui Wanwei Updated High-Tech Material Industry Co. Ltd. Class A	199,100	194,295
Anhui Xinhua Media Co. Ltd. Class A	136,100	123,159
Antengene Corp. Ltd. (a) (b) (c)	312,000	187,036
Anton Oilfield Services Group	1,088,000	149,874
Antong Holdings Co. Ltd. Class A (b)	414,400	265,199
Anyang Iron & Steel, Inc. Class A (b)	516,300	166,700
Aoshikang Technology Co. Ltd. Class A	14,500	100,436
Aotecar New Energy Technology Group Co. Ltd. Class A	115,300	50,917
Appotronics Corp. Ltd. Class A	18,053	35,287
Archermind Technology Co. Ltd. Class A (b)	13,260	70,171
Arcplus Group PLC Class A	45,800	133,620
Arctech Solar Holding Co. Ltd. Class A	14,546	75,145
AsiaInfo Technologies Ltd. (a) (c)	203,800	148,947
ATRenew, Inc. ADR (b)	67,426	316,233
AUCMA Co. Ltd. Class A	80,400	80,438
Autostreets Development Ltd. (a) (b)	492,600	124,403
Bafang Electric Suzhou Co. Ltd. Class A	7,312	35,095
Bairong, Inc. (b) (c)	178,865	181,826
Baowu Magnesium Technology Co. Ltd. Class A	65,720	146,537
Baoxiniao Holding Co. Ltd. Class A	72,000	37,737
Baozun, Inc. ADR (b)	40,395	96,544
Bear Electric Appliance Co. Ltd. Class A	11,545	76,875
Beauty Farm Medical & Health Industry, Inc. (a)	35,500	91,283
Beijing Aerospace Changfeng Co. Ltd. Class A (b)	61,400	152,907
Beijing Aerospace Shenzhou Intelligent Equipment Technology Co. Ltd. Class A	36,200	127,992
Beijing Baination Pictures Co. Ltd. Class A (b)	83,900	81,146
Beijing Bei Mo Gao Ke Friction Material Co. Ltd. Class A	9,500	49,834
Beijing Bohui Innovation Biotechnology Group Co. Ltd. Class A (b)	114,800	97,236
Beijing Caishikou Department Store Co. Ltd. Class A	59,200	193,285
Beijing Capital Development Co. Ltd. Class A (b)	113,300	82,842
See accompanying notes to financial statements.

STATE STREET SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Beijing Capital International Airport Co. Ltd. Class H (a) (b)	1,136,000	$265,156
Beijing Changjiu Logistics Corp. Class A	6,500	6,456
Beijing China Sciences Runyu Environmental Technology Co. Ltd. Class A	146,300	133,449
Beijing Chunlizhengda Medical Instruments Co. Ltd. Class H	129,750	216,962
Beijing CTJ Information Technology Co. Ltd. Class A	35,200	126,597
Beijing Cuiwei Tower Co. Ltd. Class A (b)	78,900	124,861
Beijing eGOVA Co. Ltd. Class A (b)	43,380	78,762
Beijing Electronic Zone High-tech Group Co. Ltd. Class A (b)	147,400	99,238
Beijing Gehua CATV Network Co. Ltd. Class A	151,900	161,430
Beijing GeoEnviron Engineering & Technology, Inc. Class A	182,215	394,416
Beijing Global Safety Technology Co. Ltd. Class A (b)	18,800	57,978
Beijing Jingyi Automation Equipment Co. Ltd. Class A (b)	7,509	108,644
Beijing Jingyuntong Technology Co. Ltd. Class A (b)	135,000	97,927
Beijing Join-Cheer Software Co. Ltd. Class A (b)	138,400	163,314
Beijing Leike Defense Technology Co. Ltd. Class A (b)	121,600	236,802
Beijing Orient EcoEnergy Co. Ltd. Class A (b)	241,800	119,732
Beijing Oriental Jicheng Co. Ltd. Class A	9,400	32,650
Beijing Philisense Technology Co. Ltd. Class A (b)	111,300	69,455
Beijing Relpow Technology Co. Ltd. Class A (b)	20,700	68,154
Beijing Sanlian Hope Shin-Gosen Technical Service Co. Ltd. Class A	64,200	137,664
Beijing Sifang Automation Co. Ltd. Class A	58,900	367,384
Beijing Sinohytec Co. Ltd. Class A (b)	40,419	152,624
Beijing Strong Biotechnologies, Inc. Class A	41,700	71,425
Beijing Sun-Novo Pharmaceutical Research Co. Ltd. Class A	2,175	20,211
Beijing SuperMap Software Co. Ltd. Class A (b)	30,700	67,208
Beijing UBOX Online Technology Corp. Class H (a) (b)	543,000	162,065
Beijing UniStrong Science & Technology Co. Ltd. Class A (b)	30,800	43,123
Beijing Urban Construction Investment & Development Co. Ltd. Class A	198,500	146,575
Security Description	Shares	Value
Beijing Wandong Medical Technology Co. Ltd. Class A	55,300	$118,019
Beijing Watertek Information Technology Co. Ltd. Class A (b)	196,600	133,786
Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd. Class A	5,900	42,251
Beisen Holding Ltd. (b)	176,000	87,100
Bengang Steel Plates Co. Ltd. Class A (b)	395,600	186,153
Bestlink Technologies Co. Ltd. Class A (b)	44,338	99,118
Bestore Co. Ltd. Class A	29,500	43,225
Bestway Marine & Energy Technology Co. Ltd. Class A (b)	112,700	122,871
Beyondsoft Corp. Class A	31,900	52,884
BGM Group Ltd. (a) (b)	41,278	12,487
Binjiang Service Group Co. Ltd.	72,284	216,109
Biocytogen Pharmaceuticals Beijing Co. Ltd. Class H (b)	43,000	303,570
Bio-Thera Solutions Ltd. Class A (b)	29,844	93,809
Black Sesame International Holding Ltd. (a) (b)	318,100	629,692
Blue Sail Medical Co. Ltd. Class A (b)	231,500	266,805
BMC Medical Co. Ltd. Class A	7,640	74,545
BOE HC SemiTek Corp. (b)	160,500	224,017
Bomin Electronics Co. Ltd. Class A (b)	87,000	159,597
Bona Film Group Co. Ltd. Class A (b)	89,000	89,945
Boyaa Interactive International Ltd. (a)	363,000	123,158
Breton Technology Co. Ltd. Class H (b)	45,000	110,775
Bright Real Estate Group Co. Ltd. Class A (b)	309,200	150,421
Brii Biosciences Ltd. (b)	543,000	94,191
Brite Semiconductor Shanghai Co. Ltd. Class A	4,818	61,945
Broncus Holding Corp. (b)	431,000	67,617
Bros Eastern Co. Ltd. Class A	150,000	155,501
Business-intelligence of Oriental Nations Corp. Ltd. Class A (b)	80,100	164,104
C&D Property Management Group Co. Ltd.	277,293	93,725
C&S Paper Co. Ltd. Class A	155,600	188,566
C*Core Technology Co. Ltd. Class A (b)	27,035	128,429
Canaan, Inc. ADR (a) (b)	172,741	74,589
Canggang Railway Ltd. (a)	718,000	53,116
Cango, Inc. Class A, ADR (a) (b)	98,224	40,370
Cangzhou Mingzhu Plastic Co. Ltd. Class A	59,700	42,873
Capitalonline Data Service Co. Ltd. Class A (b)	25,700	104,784
See accompanying notes to financial statements.

STATE STREET SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
CARsgen Therapeutics Holdings Ltd. (a) (b) (c)	203,500	$447,740
CATARC Automotive Proving Ground Co. Ltd. Class A	136,700	119,942
CCS Supply Chain Management Co. Ltd. Class A	137,100	68,881
CECEP Techand Ecology & Environment Co. Ltd. Class A (b)	458,400	116,148
Center International Group Co. Ltd. Class A	35,200	88,322
Central China Land Media Co. Ltd. Class A	58,700	113,122
CGN New Energy Holdings Co. Ltd.	1,322,000	423,232
Chacha Food Co. Ltd. Class A	34,600	106,054
Chaince Digital Holdings, Inc. (a) (b)	26,376	104,976
Changbai Mountain Tourism Co. Ltd. Class A	11,100	56,877
Changchun Faway Automobile Components Co. Ltd. Class A	121,500	179,259
Changchun UP Optotech Co. Ltd. Class A	19,700	134,401
Changhong Meiling Co. Ltd. Class A	60,700	54,225
Changjiang Publishing & Media Co. Ltd. Class A	82,700	105,729
Changzheng Engineering Technology Co. Ltd. Class A	14,500	64,305
Changzhou Fusion New Material Co. Ltd. Class A	9,081	108,787
Chaoju Eye Care Holdings Ltd.	230,000	75,687
Cheng De Lolo Co. Ltd. Class A	47,100	54,419
Chengdu B-Ray Media Co. Ltd. Class A	134,200	93,849
Chengdu Fusen Noble-House Industrial Co. Ltd. Class A	80,100	124,672
Chengdu Gas Group Co. Ltd. Class A	16,100	23,427
Chengdu Guoguang Electric Co. Ltd. Class A (b)	6,494	79,639
Chengdu Information Technology of Chinese Academy of Sciences Co. Ltd. Class A	21,500	88,127
Chengdu Kanghua Biological Products Co. Ltd. Class A	13,200	108,708
Chengdu Leejun Industrial Co. Ltd. Class A	48,200	66,019
Chengdu RML Technology Co. Ltd. Class A	24,640	164,107
Chengdu Spaceon Electronics Co. Ltd. Class A	51,800	138,824
Chengdu Xuguang Electronics Co. Ltd. Class A	79,400	163,014
Chengzhi Co. Ltd. Class A	68,600	97,337
Chervon Holdings Ltd. (a)	106,008	220,394
Security Description	Shares	Value
China Agriculture Development Seed Group Co. Ltd. Class A (b)	72,100	$81,947
China Aluminum International Engineering Corp. Ltd. Class A (b)	264,000	228,960
China Animal Husbandry Industry Co. Ltd. Class A	29,300	31,435
China Bester Group Telecom Co. Ltd. Class A	34,300	124,602
China BlueChemical Ltd. Class H	1,460,000	512,104
China CAMC Engineering Co. Ltd. Class A	128,700	166,961
China Chunlai Education Group Co. Ltd. (a) (b)	217,000	37,642
China CYTS Tours Holding Co. Ltd. Class A	88,800	118,028
China Dongxiang Group Co. Ltd.	1,313,000	69,500
China Education Group Holdings Ltd. (b)	576,995	195,025
China Electronics Huada Technology Co. Ltd.	422,000	62,975
China Express Airlines Co. Ltd. Class A (b)	57,700	65,497
China Foods Ltd.	508,000	240,387
China Forestry Holdings Co. Ltd. (b) (d)	1,642,000	—
China Fortune Land Development Co. Ltd. Class A (b)	379,600	76,396
China Haisum Engineering Co. Ltd. Class A	38,100	56,708
China High Speed Railway Technology Co. Ltd. Class A (b)	284,800	134,839
China Lesso Group Holdings Ltd.	683,000	430,349
China Lilang Ltd.	318,000	153,318
China Meidong Auto Holdings Ltd. (a)	306,000	54,641
China Micro Semicon Shenzhen Ltd. Class A (b)	40,313	238,433
China Modern Dairy Holdings Ltd. (a)	1,272,000	220,647
China National Accord Medicines Corp. Ltd. Class A	45,800	173,341
China National Gold Group Gold Jewellery Co. Ltd. Class A	59,300	81,394
China Oriental Group Co. Ltd.	416,000	66,855
China Overseas Grand Oceans Group Ltd.	978,000	295,638
China Publishing & Media Co. Ltd. Class A	145,800	133,837
China Qidian Guofeng Holdings Ltd. (b)	352,000	93,385
China Qinfa Group Ltd.	646,000	275,202
China Railway Tielong Container Logistics Co. Ltd. Class A	143,500	143,984
China Reform Health Management & Services Group Co. Ltd. Class A (b)	74,300	84,555
See accompanying notes to financial statements.

STATE STREET SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
China Renaissance Holdings Ltd. (b) (c)	292,200	$122,989
China Resource & Environment Co. Ltd. Class A (b)	79,700	43,966
China Resources Building Materials Technology Holdings Ltd. (a)	1,116,000	213,515
China Resources Jiangzhong Pharmaceutical Co. Ltd. Class A	34,900	135,018
China Resources Medical Holdings Co. Ltd. (a)	755,000	260,006
China Risun Group Ltd. (a)	1,142,000	464,654
China Sanjiang Fine Chemicals Co. Ltd. (b)	317,097	187,665
China Security Co. Ltd. Class A (b)	125,100	60,678
China Shineway Pharmaceutical Group Ltd.	257,138	294,192
China Sports Industry Group Co. Ltd. Class A	100,700	174,815
China Testing & Certification International Group Co. Ltd. Class A	52,322	47,196
China Tianying, Inc. Class A	216,600	212,313
China Travel International Investment Hong Kong Ltd. (a) (b)	1,598,000	228,280
China Union Holdings Ltd. Class A (b)	277,300	194,323
China Water Affairs Group Ltd. (a)	435,357	271,536
China West Construction Group Co. Ltd. Class A	47,800	41,248
China XLX Fertiliser Ltd.	417,118	580,439
China Yongda Automobiles Services Holdings Ltd.	617,500	109,477
China-Singapore Suzhou Industrial Park Development Group Co. Ltd. Class A	52,500	65,675
Chipsea Technologies Shenzhen Corp. Ltd. Class A (b)	19,839	84,076
Chlitina Holding Ltd.	33,569	109,727
Chongqing Baiya Sanitary Products Co. Ltd. Class A	42,500	106,885
Chongqing Chuanyi Automation Co. Ltd. Class A	33,020	92,032
Chongqing Construction Engineering Group Corp. Ltd. Class A (b)	333,500	150,171
Chongqing Department Store Co. Ltd. Class A	19,600	62,971
Chongqing Gas Group Corp. Ltd. Class A	166,300	131,707
Chongqing Genrix Biopharmaceutical Co. Ltd. Class A (b)	30,000	111,457
Chongqing Machinery & Electric Co. Ltd. Class H	834,000	244,662
Chongqing Road & Bridge Co. Ltd. Class A	125,600	98,382
Security Description	Shares	Value
Chongqing Three Gorges Water Conservancy & Electric Power Co. Ltd. Class A	169,600	$164,524
Chongyi Zhangyuan Tungsten Industry Co. Ltd. Class A	44,020	199,555
Chow Tai Seng Jewellery Co. Ltd. Class A	80,300	138,819
Chutian Dragon Co. Ltd. Class A	24,600	56,810
Chuzhou Duoli Automotive Technology Co. Ltd. Class A	49,771	226,995
CIG Shanghai Co. Ltd. Class A	16,300	239,779
CIMC Enric Holdings Ltd.	342,000	439,703
CIMC Vehicles Group Co. Ltd. Class A	97,100	123,577
Cinda Real Estate Co. Ltd. Class A (b)	198,500	86,508
CITIC Guoan Information Industry Co. Ltd. Class A (b)	370,300	178,537
CITIC Niya Wine Co. Ltd. Class A (b)	111,700	112,724
CITIC Telecom International Holdings Ltd.	1,176,287	406,589
CMST Development Co. Ltd. Class A	120,300	95,972
CNSIG Inner Mongolia Chemical Industry Co. Ltd. Class A	100,700	126,409
CoCreation Grass Co. Ltd. Class A	31,200	197,905
COFCO Joycome Foods Ltd. (a) (b)	1,697,236	274,928
COFCO Technology & Industry Co. Ltd. Class A	24,800	35,728
Cofoe Medical Technology Co. Ltd. Class A	10,900	88,741
Consun Pharmaceutical Group Ltd.	248,000	526,987
COSCO SHIPPING International Hong Kong Co. Ltd.	392,000	313,492
Cosonic Intelligent Technologies Co. Ltd. Class A	32,900	65,927
Country Garden Holdings Co. Ltd. (a) (b)	9,597,370	385,599
CPT Technology Group Co. Ltd. Class A (b)	199,000	121,013
CQ Pharmaceutical Holding Co. Ltd. Class A	66,300	54,716
Crystal Clear Electronic Material Co. Ltd. Class A	53,110	108,885
CSG Holding Co. Ltd. Class A	186,500	120,162
CSG Holding Co. Ltd. Class B	625,500	130,043
CSG Smart Science&Technology Co. Ltd. Class A (b)	42,400	65,441
CSSC Hong Kong Shipping Co. Ltd. (a)	920,321	271,159
CStone Pharmaceuticals (a) (b) (c)	629,500	698,534
CTS International Logistics Corp. Ltd. Class A	46,000	37,830
Cybrid Technologies, Inc. Class A (b)	36,400	68,671
See accompanying notes to financial statements.

STATE STREET SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Daan Gene Co. Ltd. Class A (b)	41,500	$35,511
Dalian Huarui Heavy Industry Group Co. Ltd. Class A	104,100	100,080
Dalipal Holdings Ltd. (a) (b)	430,000	360,884
Daqo New Energy Corp. ADR (b)	28,665	609,705
Datang Huayin Electric Power Co. Ltd. Class A (b)	201,100	220,122
Datang Telecom Technology Co. Ltd. Class A (b)	85,500	101,882
Dawei Technology Guangdong Group Co. Ltd. Class A (b)	70,400	108,861
Dazhong Transportation Group Co. Ltd. Class A	120,400	83,152
De Rucci Healthy Sleep Co. Ltd. Class A	27,750	97,312
DeHua TB New Decoration Materials Co. Ltd. Class A	45,700	101,633
Dezhan Healthcare Co. Ltd. Class A (b)	203,900	103,918
Digital China Information Service Group Co. Ltd. Class A (b)	99,100	220,248
DingDong Cayman Ltd. ADR (b)	91,203	234,392
Dmall, Inc. (b)	192,400	181,352
Dongfang Electronics Co. Ltd. Class A	67,500	118,157
Dongguan Aohai Technology Co. Ltd. Class A	17,800	118,036
Dongguan Development Holdings Co. Ltd. Class A	62,800	90,835
Dongguan Yutong Optical Technology Co. Ltd. Class A	34,400	114,605
Donghua Testing Technology Co. Ltd. Class A	7,800	39,098
DouYu International Holdings Ltd. ADR (b)	13,862	69,587
DPC Dash Ltd. (a) (b)	40,000	243,871
DR Corp. Ltd. Class A	20,103	80,014
Dynagreen Environmental Protection Group Co. Ltd. Class H	533,058	372,587
Easou Technology Holdings Ltd. (b)	299,500	73,345
Eastern Communications Co. Ltd. Class A	54,200	118,732
Eastern Communications Co. Ltd. Class B	174,600	82,062
ECARX Holdings, Inc. Class A (a) (b)	86,762	84,836
E-Commodities Holdings Ltd.	1,104,000	115,466
Edan Instruments, Inc. Class A	52,600	99,615
Edifier Technology Co. Ltd. Class A	73,500	119,614
EEKA Fashion Holdings Ltd. (a)	247,104	213,689
EFORT Intelligent Robot Co. Ltd. (b)	23,773	56,897
EHang Holdings Ltd. ADR (a) (b)	29,836	289,708
EIT Environmental Development Group Co. Ltd. Class A	21,200	62,556
Security Description	Shares	Value
EmbedWay Technologies Shanghai Corp. Class A	25,200	$102,928
Emdoor Information Co. Ltd. Class A	17,300	98,665
Emei Shan Tourism Co. Ltd. Class A	67,100	123,286
Era Co. Ltd. Class A	69,500	41,961
EVA Precision Industrial Holdings Ltd.	649,189	62,930
Ever Sunshine Services Group Ltd.	486,000	110,959
Evergrande Property Services Group Ltd. (b) (c)	3,249,000	468,275
Fangda Special Steel Technology Co. Ltd. Class A	160,600	132,541
Far East Smarter Energy Co. Ltd. Class A (b)	194,000	378,635
FAWER Automotive Parts Co. Ltd. Class A	123,100	99,097
Fengzhushou Co. Ltd. Class A	15,700	74,241
FESCO Group Co. Ltd. Class A	21,000	49,378
FIH Mobile Ltd. (a) (b)	160,519	405,177
Financial Street Holdings Co. Ltd. Class A (b)	436,000	161,605
First Tractor Co. Ltd. Class A	16,900	31,149
First Tractor Co. Ltd. Class H	280,000	297,492
Flaircomm Microelectronics, Inc. Class A	4,100	60,603
Focus Lightings Tech Co. Ltd. Class A	60,360	81,188
Focused Photonics Hangzhou, Inc. Class A	40,600	78,887
Focuslight Technologies, Inc. Class A (b)	4,580	215,509
Foshan Blue Rocket Electronics Co. Ltd. Class A	9,000	30,310
Foshan Nationstar Optoelectronics Co. Ltd. Class A	75,100	82,530
Fu Shou Yuan International Group Ltd. (a)	1,036,000	348,848
Fujian Apex Software Co. Ltd. Class A	17,000	70,518
Fujian Boss Software Development Co. Ltd. Class A	60,092	88,484
Fujian Expressway Development Co. Ltd. Class A	280,000	155,675
Fujian Furi Electronics Co. Ltd. Class A	19,100	30,199
Fujian Fuxin Software Development JSC Ltd. Class A	7,776	78,630
Fujian Snowman Group Co. Ltd. Class A (b)	58,600	145,170
Fujian Start Group Co. Ltd. Class A (b)	201,600	111,794
Fujian Tianma Science & Technology Group Co. Ltd. Class A (b)	72,300	132,945
See accompanying notes to financial statements.

STATE STREET SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Fujian Yongfu Power Engineering Co. Ltd. Class A	43,300	$184,442
Fuling Technology Co. Ltd. Class A	36,800	58,983
Funshine Culture Group Co. Ltd. Class A	20,720	72,060
Fushun Special Steel Co. Ltd. Class A	163,600	142,360
Gansu Energy Chemical Co. Ltd. Class A	222,000	84,857
Gansu Jiu Steel Group Hongxing Iron & Steel Co. Ltd. Class A (b)	813,600	236,775
Gaotu Techedu, Inc. ADR (a) (b)	79,055	154,948
GemPharmatech Co. Ltd. Class A	51,444	107,853
Genertec Universal Medical Group Co. Ltd. (c)	868,636	641,489
Genimous Technology Co. Ltd. Class A (b)	93,260	102,622
GHT Co. Ltd. Class A	12,900	45,797
Giantec Semiconductor Corp. Class A	11,957	178,523
GKHT Medical Technology Co. Ltd. Class A	83,400	125,462
GL-Carlink Technology Holding Ltd. (b)	86,500	66,197
Global New Material International Holdings Ltd. (a) (b)	414,000	386,003
Globe Jiangsu Co. Ltd. Class A (b)	44,500	96,065
Goldenmax International Group Ltd. Class A	41,900	182,907
GoodWe Technologies Co. Ltd. Class A (b)	17,897	245,003
Gosuncn Technology Group Co. Ltd. Class A (b)	94,300	71,134
Greattown Holdings Ltd. Class A (b)	254,200	150,532
Greentown Management Holdings Co. Ltd. (a) (c)	634,904	172,489
GRG Metrology & Test Group Co. Ltd. Class A	63,900	187,166
Guangdong Advertising Group Co. Ltd. Class A	121,600	150,180
Guangdong Baolihua New Energy Stock Co. Ltd. Class A	88,800	63,385
Guangdong Chj Industry Co. Ltd. Class A	93,200	138,990
Guangdong Deerma Technology Co. Ltd. Class A	82,000	108,396
Guangdong Dongpeng Holdings Co. Ltd. Class A	72,000	64,841
Guangdong Ellington Electronics Technology Co. Ltd. Class A	103,501	165,741
Guangdong Golden Dragon Development, Inc. Class A (b)	41,400	61,081
Guangdong Guanghua Sci-Tech Co. Ltd. Class A (b)	24,200	62,614
Guangdong Guangzhou Daily Media Co. Ltd. Class A	125,300	223,144
Security Description	Shares	Value
Guangdong Hong Kong Greater Bay Area Holdings Ltd. (b)	266,000	$206,959
Guangdong Hongtu Technology Holdings Co. Ltd. Class A	46,900	74,288
Guangdong Huate Gas Co. Ltd. Class A	12,127	159,781
Guangdong Jia Yuan Technology Shares Co. Ltd. Class A (b)	16,285	97,804
Guangdong Lingxiao Pump Industry Co. Ltd. Class A	12,500	32,975
Guangdong Mingyang Electric Co. Ltd. Class A	27,500	201,113
Guangdong Orient Zirconic Ind Sci & Tech Co. Ltd. Class A (b)	38,400	67,441
Guangdong Shaoneng Group Co. Ltd. Class A (b)	147,100	145,892
Guangdong Shirongzhaoye Co. Ltd. Class A	77,800	68,375
Guangdong Shunkong Development Co. Ltd. Class A	53,600	114,081
Guangdong South New Media Co. Ltd. Class A	9,200	51,710
Guangdong Tapai Group Co. Ltd. Class A	71,000	96,322
Guangdong TCL Smart Home Appliances Co. Ltd. (b)	107,300	138,267
Guangdong Vanward New Electric Co. Ltd. Class A	74,800	97,579
Guangdong Xinbao Electrical Appliances Holdings Co. Ltd. Class A	50,700	109,009
Guangdong Yowant Technology Group Co. Ltd. Class A (b)	82,200	77,717
Guangxi Beitou Technology Co. Ltd. Class A (b)	208,500	120,752
Guangxi Energy Co. Ltd. Class A	96,300	88,399
Guangxi Oriental Intelligent Manufacturing Technology Co. Ltd. Class A (b)	143,700	64,706
Guangxi Wuzhou Communications Co. Ltd. Class A	229,400	130,199
GuangYuYuan Chinese Herbal Medicine Co. Ltd. Class A (b)	51,400	125,845
Guangzhou Great Power Energy & Technology Co. Ltd. Class A (b)	23,500	192,037
Guangzhou Guangri Stock Co. Ltd. Class A	67,800	94,141
Guangzhou Haoyang Electronic Co. Ltd. Class A	10,050	47,437
Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A	28,500	108,360
Guangzhou Lingnan Group Holdings Co. Ltd. Class A	64,500	100,392
Guangzhou Metro Design & Research Institute Co. Ltd. Class A	18,200	35,021
Guangzhou Sie Consulting Co. Ltd. Class A	20,900	55,952
See accompanying notes to financial statements.

STATE STREET SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Guangzhou Wondfo Biotech Co. Ltd. Class A	33,000	$87,628
Guilin Layn Natural Ingredients Corp. Class A	77,900	105,119
Guilin Sanjin Pharmaceutical Co. Ltd. Class A	43,900	92,037
Guiyang Longmaster Information & Technology Co. Ltd. Class A	69,500	125,281
Guizhou Broadcasting & TV Information Network Co. Ltd. Class A (b)	94,000	140,727
Guizhou Gas Group Corp. Ltd. Class A	128,300	118,516
Guizhou Panjiang Refined Coal Co. Ltd. Class A	177,900	146,046
Guizhou Qianyuan Power Co. Ltd. Class A	26,600	71,596
Guizhou Sanli Pharmaceutical Co. Ltd. Class A	61,800	98,068
Guizhou Tyre Co. Ltd. Class A	98,100	66,473
Guizhou Zhenhua Fengguang Semiconductor Co. Ltd. Class A	17,606	126,334
GuoChuang Software Co. Ltd. Class A (b)	33,700	169,166
Guoguang Electric Co. Ltd. Class A (b)	24,900	41,676
Guoquan Food Shanghai Co. Ltd. Class H	544,400	293,719
Guotai Epoint Software Co. Ltd. Class A	40,624	125,577
Haichang Ocean Park Holdings Ltd. (a) (b) (c)	2,994,000	179,483
Haima Automobile Co. Ltd. Class A (b)	178,700	158,863
Hainan Development Holdings Nanhai Co. Ltd. Class A (b)	96,000	182,223
Hainan Drinda New Energy Technology Co. Ltd. Class A (b)	12,400	129,230
Hainan Haide Capital Management Co. Ltd. Class A (b)	187,290	140,196
Hainan Haiqi Transportation Group Co. Ltd. Class A (b)	31,000	78,816
Hainan Haiyao Co. Ltd. Class A (b)	170,000	133,899
Haining China Leather Market Co. Ltd. Class A	235,400	151,669
Haitong UniTrust International Leasing Co. Ltd. Class H (c)	1,340,000	140,149
Halo Microelectronics Co. Ltd. Class A (b)	15,481	30,058
Hangxiao Steel Structure Co. Ltd. Class A	225,400	105,737
Hangzhou Dptech Technologies Co. Ltd. Class A	46,350	103,079
Hangzhou Electronic Soul Network Technology Co. Ltd. Class A (b)	26,100	62,352
Hangzhou Greenda Electronic Materials Co. Ltd. Class A	22,600	87,171
Security Description	Shares	Value
Hangzhou Haoyue Personal Care Co. Ltd. Class A	15,260	$62,991
Hangzhou Heatwell Electric Heating Technology Co. Ltd. Class A	16,600	52,155
Hangzhou Honghua Digital Technology Stock Co. Ltd. Class A	13,935	131,972
Hangzhou SF Intra-City Industrial Co. Ltd. Class H (a) (b) (c)	119,000	164,076
Hangzhou Sunrise Technology Co. Ltd. Class A	41,400	96,986
Hangzhou Weiguang Electronic Co. Ltd. Class A	34,400	150,566
Hangzhou Zhongheng Electric Co. Ltd. Class A	10,341	38,958
Harbin Fuerjia Technology Co. Ltd. Class A	38,808	125,976
Harbin Gloria Pharmaceuticals Co. Ltd. Class A (b)	324,800	163,653
HBIS Resources Co. Ltd. Class A	28,300	73,263
HBM Holdings Ltd. (b) (c)	356,842	596,239
Health & Happiness H&H International Holdings Ltd.	152,000	231,872
HealthyWay, Inc. (a) (b)	206,500	123,265
Hebei Huatong Wires & Cables Group Co. Ltd. Class A	23,100	157,463
Hefei Chipmore Technology Co. Ltd. Class A	48,083	83,263
Hefei Jianghang Aircraft Equipment Co. Ltd. Class A	33,418	66,771
Hefei Urban Construction Development Co. Ltd. Class A (b)	33,200	58,260
HeiLongJiang ZBD Pharmaceutical Co. Ltd. Class A	67,600	69,296
Hello Group, Inc. ADR	72,833	419,518
Henan Dayou Energy Co. Ltd. Class A (b)	50,600	42,785
Henan Lantian Gas Co. Ltd. Class A	120,900	143,714
Henan Liliang Diamond Co. Ltd. Class A	24,500	137,209
Henan Lingrui Pharmaceutical Co. Class A	37,500	121,350
Henan Yicheng New Energy Co. Ltd. Class A (b)	206,000	148,534
Henan Yuguang Gold & Lead Co. Ltd. Class A	66,800	127,474
Henan Yuneng Holdings Co. Ltd. Class A (b)	145,100	288,238
Henan Zhongyuan Expressway Co. Ltd. Class A	61,800	34,628
Hengdian Group Tospo Lighting Co. Ltd. Class A	61,300	127,185
Hengtong Logistics Co. Ltd. Class A	91,700	110,995
Hexing Electrical Co. Ltd. Class A	19,100	90,706
See accompanying notes to financial statements.

STATE STREET SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Hicon Network Technology Shandong Co. Ltd. Class A	37,900	$125,058
Hiecise Precision Equipment Co. Ltd. Class A	23,100	110,170
High Templar Tech Ltd. ADR (b)	92,022	178,523
HighTide Therapeutics, Inc. (b)	253,500	94,090
HIIG Trinity Anhui Technology Co. Ltd. (b)	10,900	37,245
Hitevision Co. Ltd. Class A	35,900	136,703
HitGen, Inc. Class A	46,526	173,663
Hongbo Co. Ltd. Class A (b)	50,500	130,441
Hongli Zhihui Group Co. Ltd. Class A	106,700	109,995
Hongmian Zhihui Science & Technology Innovation Co. Ltd. Guangzhou (b)	212,900	105,422
Hongrun Construction Group Co. Ltd. Class A	60,700	65,299
Hongyuan Green Energy Co. Ltd. Class A (b)	24,800	82,263
Hopson Development Holdings Ltd. (b)	534,000	179,812
Horizon Construction Development Ltd.	837,000	93,947
Hsino Tower Group Co. Ltd. Class A	246,000	200,171
Hua Medicine (a) (b) (c)	343,000	149,184
Huabao Flavours & Fragrances Co. Ltd. Class A	38,900	89,271
Huachangda Intelligent Equipment Group Co. Ltd. Class A (b)	194,500	128,978
Huaihe Energy Group Co. Ltd. Class A (b)	169,800	94,406
Hualan Biological Vaccine, Inc. Class A	49,200	137,128
Huangshan Novel Co. Ltd. Class A	15,900	27,303
Huangshan Tourism Development Co. Ltd. Class B	250,861	177,108
Huatu Cendes Co. Ltd. Class A	14,340	119,799
Huayi Brothers Media Corp. Class A (b)	292,900	68,277
Hubei Broadcasting & Television Information Network Co. Ltd. Class A (b)	142,300	101,368
Hubei Century Network Technology Co. Ltd. Class A (b)	24,900	40,162
Hubei Chutian Smart Communication Co. Ltd. Class A	343,300	191,863
HuBei NengTer Technology Co. Ltd. Class A (b)	342,800	160,811
Hubei Tech Semiconductors Co. Ltd. Class A	7,600	33,187
Hubei Wanrun New Energy Technology Co. Ltd. Class A (b)	17,285	269,309
Hubei Zhenhua Chemical Co. Ltd. Class A	31,500	143,118
Security Description	Shares	Value
Hui Lyu Ecological Technology Groups Co. Ltd. Class A	15,000	$82,007
Huitongda Network Co. Ltd. Class H (b) (c)	45,700	44,300
Hunan Corun New Energy Co. Ltd. Class A (b)	183,600	190,599
Hunan Jiudian Pharmaceutical Co. Ltd. Class A	34,180	68,492
Hunan Kaimeite Gases Co. Ltd. Class A (b)	34,800	90,695
Hunan New Wellful Co. Ltd. Class A (b)	91,400	70,799
Hunan Silver Co. Ltd. Class A (b)	180,600	314,828
Hunan TV & Broadcast Intermediary Co. Ltd. Class A	113,000	152,975
Hunan Zhongke Electric Co. Ltd. Class A	76,000	240,543
HUYA, Inc. ADR (a)	49,172	162,268
Hwa Create Co. Ltd. Class A (b)	25,500	80,339
Hygeia Healthcare Holdings Co. Ltd. (a) (b) (c)	187,200	272,436
Hymson Laser Technology Group Co. Ltd. Class A (b)	18,875	133,090
HyUnion Holding Co. Ltd. Class A (b)	58,900	66,177
ImmuneOnco Biopharmaceuticals Shanghai Class H (b)	180,800	102,389
IMotion Automotive Technology Suzhou Co. Ltd. Class H (b)	250,000	98,850
Infotmic Co. Ltd. Class A (b)	92,700	117,575
Inkeverse Group Ltd. (b)	890,494	67,013
Inmyshow Digital Technology Group Co. Ltd. Class A	149,000	130,734
Inner Mongolia Furui Medical Science Co. Ltd. Class A (b)	17,700	148,382
Inner Mongolia Xinhua Distribution Group Co. Ltd. Class A	14,800	25,457
Innuovo Technology Co. Ltd. Class A	50,900	64,484
Insigma Technology Co. Ltd. Class A (b)	63,600	82,324
IReader Technology Co. Ltd. Class A	32,000	113,976
Jacobio Pharmaceuticals Group Co. Ltd. (a) (b) (c)	277,800	244,840
Jadard Technology, Inc. Class A	35,264	104,362
Jade Bird Fire Co. Ltd. Class A	28,080	48,178
Jangho Group Co. Ltd. Class A	103,500	129,624
JC Finance & Tax Interconnect Holdings Ltd. Class A (b)	81,200	100,755
Jiangsu Ankura Intelligent Power Co. Ltd. Class A	9,100	73,454
Jiangsu Asia-Pacific Light Alloy Technology Co. Ltd. Class A	138,600	130,238
Jiangsu Boqian New Materials Stock Co. Ltd. Class A	22,500	300,426
Jiangsu Cai Qin Technology Co. Ltd. Class A	34,852	134,227
See accompanying notes to financial statements.

STATE STREET SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Jiangsu Chint Power Technology Co. Ltd. Class A	20,400	$93,926
Jiangsu Dagang Co. Ltd. Class A (b)	45,500	108,896
Jiangsu Etern Co. Ltd. Class A	97,300	390,795
Jiangsu General Science Technology Co. Ltd. Class A (b)	78,100	48,624
Jiangsu Gian Technology Co. Ltd. Class A	10,900	62,354
Jiangsu Guomao Reducer Co. Ltd. Class A	53,400	113,809
Jiangsu Guotai International Group Co. Ltd. Class A	130,600	171,506
Jiangsu Hengshun Vinegar Industry Co. Ltd. Class A	59,000	65,264
Jiangsu Hongdou Industrial Co. Ltd. Class A (b)	276,400	85,641
Jiangsu Hongtian Technology Co. Ltd. Class A	9,200	50,777
Jiangsu Huachang Chemical Co. Ltd. Class A	40,300	36,760
Jiangsu Huaxicun Co. Ltd. Class A	77,600	80,446
Jiangsu Jiangnan Water Co. Ltd. Class A	106,200	88,107
Jiangsu Jiangyin Rural Commercial Bank Co. Ltd. Class A	142,500	93,670
Jiangsu Kanion Pharmaceutical Co. Ltd. Class A (b)	41,300	81,503
Jiangsu Lettall Electronic Co. Ltd. Class A	10,100	93,941
Jiangsu Lianyungang Port Co. Ltd. Class A	50,000	35,545
Jiangsu Linyang Energy Co. Ltd. Class A	91,000	80,766
Jiangsu Lopal Tech Group Co. Ltd. Class A (b)	61,800	201,505
Jiangsu New Energy Development Co. Ltd. Class A	61,300	133,309
Jiangsu Provincial Agricultural Reclamation & Development Corp. Class A	93,400	137,936
Jiangsu Rainbow Heavy Industries Co. Ltd. Class A	64,800	64,080
Jiangsu Ruitai New Energy Materials Co. Ltd. Class A	47,200	132,032
Jiangsu Shuangxing Color Plastic New Materials Co. Ltd. Class A	96,300	94,673
Jiangsu Sidike New Material Science & Technology Co. Ltd. Class A	23,000	140,164
Jiangsu Soho High Hope Group Corp. Class A	249,200	112,572
Jiangsu ToLand Alloy Co. Ltd. Class A	27,500	144,096
Jiangsu Transimage Technology Co. Ltd. Class A (b)	32,600	102,661
Jiangsu Yike Food Group Co. Ltd. Class A	59,700	85,401
Security Description	Shares	Value
Jiangsu Yunyi Electric Co. Ltd. Class A	41,500	$77,452
Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd. Class A	64,660	42,035
Jiangsu Zhengdan Chemical Industry Co. Ltd. Class A	46,500	134,921
Jiangsu Zhongnan Construction Group Co. Ltd. Class A (b) (d)	244,900	—
Jiangsu Zongyi Co. Ltd. Class A (b)	172,700	137,776
Jiangxi Bestoo Energy Co. Ltd. Class A	40,700	92,871
Jiangxi Black Cat Carbon Black Co. Ltd. Class A (b)	70,800	90,003
Jiangxi Firstar Panel Technology Co. Ltd. Class A (b)	124,700	61,928
Jiangxi Ganyue Expressway Co. Ltd. Class A	123,400	83,974
Jiangxi Guoke Military Industry Group Co. Ltd. Class A	22,371	216,270
Jiangxi Hongcheng Environment Co. Ltd. Class A	112,000	159,891
Jiangxi Rimag Group Co. Ltd. Class H (b)	178,500	132,278
Jiangxi Salt Industry Group Co. Ltd. Class A	91,800	110,718
Jiangxi Xinyu Guoke Technology Co. Ltd. Class A	21,900	92,715
Jiangyin Jianghua Microelectronics Materials Co. Ltd. Class A	47,300	148,542
Jiangyin Zhongnan Heavy Industries Co. Ltd. Class A (b)	283,500	165,420
Jianmin Pharmaceutical Group Co. Ltd. Class A	12,600	61,315
Jilin Chemical Fibre Class A (b)	122,700	84,030
Jilin Expressway Co. Ltd. Class A	282,900	122,061
Jilin Liyuan Precision Manufacturing Co. Ltd. Class A (b)	439,500	131,722
Jilin Yatai Group Co. Ltd. Class A (b)	394,200	94,174
Jinbei Automotive Co. Ltd. Class A (b)	58,800	34,820
Jingjin Equipment, Inc. Class A	50,000	122,273
Jinhong Gas Co. Ltd. Class A	19,837	75,020
Jinhui Liquor Co. Ltd. Class A	21,200	54,084
Jinko Power Technology Co. Ltd. Class A	355,800	251,909
JinkoSolar Holding Co. Ltd. ADR	19,392	492,751
Jinlei Technology Co. Ltd. Class A	30,700	125,214
Jinlongyu Group Co. Ltd. Class A	21,800	86,042
Jinxin Fertility Group Ltd. (a) (b) (c)	1,164,500	353,500
Jinyu Bio-Technology Co. Ltd. Class A	104,805	218,511
Jinzi Ham Co. Ltd. Class A	196,200	157,660
Jishi Media Co. Ltd. Class A (b)	264,800	114,635
See accompanying notes to financial statements.

STATE STREET SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Jiumaojiu International Holdings Ltd. (a) (c)	580,000	$120,584
JNBY Design Ltd.	134,770	360,982
Joeone Co. Ltd. Class A	58,200	90,586
Jointo Energy Investment Co. Ltd. Hebei Class A	107,000	142,528
Jones Tech PLC Class A	15,400	106,447
Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. Class A	51,700	142,673
Joyoung Co. Ltd. Class A	137,200	190,106
JSTI Group Class A	40,400	38,138
Jutze Intelligent Technology Co. Ltd. Class A	56,200	143,781
JW Cayman Therapeutics Co. Ltd. (b) (c)	246,500	60,366
Jwipc Technology Co. Ltd. Class A	11,000	95,082
Kama Co. Ltd. Class B (b)	252,300	7,569
KEDE Numerical Control Co. Ltd. Class A	13,515	109,776
Keli Motor Group Co. Ltd. Class A	36,900	57,968
KHGEARS International Ltd. (a)	25,000	116,124
Kinetic Development Group Ltd.	1,596,000	431,560
KingClean Electric Co. Ltd. Class A (b)	33,800	133,894
Kingenta Ecological Engineering Group Co. Ltd. Class A (b)	607,700	263,961
Kingsignal Technology Co. Ltd. Class A (b)	39,500	74,863
Kintor Pharmaceutical Ltd. (b) (c)	347,500	110,364
Konka Group Co. Ltd. Class A (b)	109,100	51,812
Konka Group Co. Ltd. Class B (b)	351,000	39,397
KPC Pharmaceuticals, Inc. Class A	37,200	61,401
KTK Group Co. Ltd. Class A	81,600	158,080
Kuaijishan Shaoxing Wine Co. Ltd. Class A	24,500	59,346
Kuangda Technology Group Co. Ltd. Class A	178,400	143,098
Kunshan Dongwei Technology Co. Ltd. Class A	13,503	95,681
Kunwu Jiuding Investment Holdings Co. Ltd. Class A (b)	30,300	65,981
Kyland Technology Co. Ltd. Class A (b)	24,000	66,718
Laekna, Inc. (b)	130,500	249,675
Lancy Co. Ltd. Class A	36,300	87,246
Lanzhou LS Heavy Equipment Co. Ltd. Class A (b)	124,700	178,744
Laobaixing Pharmacy Chain JSC Class A	48,000	94,030
Lee & Man Paper Manufacturing Ltd.	1,172,000	515,727
LEPU ScienTech Medical Technology Shanghai Co. Ltd. Class H	45,000	79,035
LexinFintech Holdings Ltd. ADR	59,035	128,696
Security Description	Shares	Value
LianChuang Electronic Technology Co. Ltd. Class A (b)	91,100	$114,622
Lianhe Chemical Technology Co. Ltd. Class A	73,400	175,989
Lianlian DigiTech Co. Ltd. Class H (a) (b)	255,000	187,993
Liaoning Chengda Biotechnology Co. Ltd. Class A	20,365	72,594
Liaoning Energy Industry Co. Ltd. Class A	318,000	209,953
Lifetech Scientific Corp. (b)	2,068,000	443,132
Lihuayi Weiyuan Chemical Co. Ltd. Class A	64,500	161,934
Lijiang Yulong Tourism Co. Ltd. Class A	26,800	35,272
Linewell Software Co. Ltd. Class A (b)	65,700	87,515
Lingbao Gold Group Co. Ltd. Class H (a)	492,600	1,621,015
Lingyuan Iron & Steel Co. Ltd. Class A (b)	580,200	173,051
Linklogis, Inc. Class B (c)	638,000	150,545
Linktel Technologies Co. Ltd. Class A	5,700	172,221
Logan Group Co. Ltd. (a) (b)	642,000	103,995
Longhorn Auto Co. Ltd. Class A	3,800	69,984
Lonking Holdings Ltd.	1,080,000	411,877
Lontium Semiconductor Corp. Class A	11,869	98,984
Lotus Holdings Co. Ltd. (b)	93,100	95,706
Lotus Technology, Inc. ADR (b)	49,016	56,368
Lucky Harvest Co. Ltd. Class A	22,510	92,984
Luenmei Quantum Co. Ltd. Class A	174,300	170,093
Luolai Lifestyle Technology Co. Ltd. Class A	47,200	68,476
Luoniushan Co. Ltd. Class A	164,200	158,810
Luoxin Pharmaceuticals Group Stock Co. Ltd. Class A (b)	193,100	136,437
Lushang Freda Pharmaceutical Co. Ltd. Class A	17,700	17,632
Luye Pharma Group Ltd. (b) (c)	1,511,221	483,810
Maccura Biotechnology Co. Ltd. Class A	30,300	47,029
Malion New Materials Co. Ltd. Class A (b)	74,400	98,673
Maoyan Entertainment (a) (c)	233,196	170,431
Maoye Commercial Co. Ltd. Class A (b)	134,600	103,873
Marketingforce Management Ltd. (a) (b)	61,800	245,775
Marssenger Kitchenware Co. Ltd. Class A (b)	36,400	54,389
Mayinglong Pharmaceutical Group Co. Ltd. Class A	16,600	60,447
MCC Meili Cloud Computing Industry Investment Co. Ltd. Class A (b)	46,000	125,345
See accompanying notes to financial statements.

STATE STREET SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Medlive Technology Co. Ltd. (a) (c)	186,000	$201,179
Mehow Innovative Ltd. Class A	21,400	78,793
MeiG Smart Technology Co. Ltd. Class A	19,100	105,750
Mesnac Co. Ltd. Class A	125,500	128,104
Microport Cardioflow Medtech Corp. (a) (b) (c)	108,400	37,331
MicroPort NeuroScientific Corp. (a)	115,000	154,307
Migao Group Holdings Ltd.	128,000	124,242
Milkyway Intelligent Supply Chain Service Group Co. Ltd. Class A	12,270	101,760
Minami Acoustics Ltd. Class A	14,500	56,600
Ming Yuan Cloud Group Holdings Ltd.	543,000	144,750
Mingyue Optical Lens Co. Ltd. Class A	12,100	57,831
Minieye Technology Co. Ltd. Class H (a) (b)	249,400	318,104
Minmetals Development Co. Ltd. Class A (b)	107,800	173,093
MLS Co. Ltd. Class A	106,100	129,347
Mokingran Jewellery Group Co. Ltd. Class H	271,800	706,523
Montnets Cloud Technology Group Co. Ltd. Class A (b)	41,100	59,031
Moon Environment Technology Co. Ltd. Class A	46,040	114,788
Morimatsu International Holdings Co. Ltd. (a)	276,000	232,341
Motorcomm Electronic Technology Co. Ltd. Class A (b)	9,050	152,901
Mount Everest Gold Group Co. Ltd. (b)	451,000	59,250
Nancal Technology Co. Ltd. Class A	12,500	65,588
NanJi E-Commerce Co. Ltd. Class A	157,800	63,973
Nanjing Cosmos Chemical Co. Ltd. Class A	33,360	59,024
Nanjing Gaoke Co. Ltd. Class A	74,300	89,827
Nanjing Hanrui Cobalt Co. Ltd. Class A	35,700	213,889
Nanjing Pharmaceutical Group Co. Ltd. Class A	180,100	137,682
Nanjing Tanker Corp. Class A (b)	202,800	126,260
Nanjing Vazyme Biotech Co. Ltd. Class A	26,450	74,869
Nanjing Wavelength Opto-Electronic Science & Technology Co. Ltd. Class A	2,800	33,426
Nanjing Xinjiekou Department Store Co. Ltd. Class A	164,800	165,356
Nantong Jiangshan Agrochemical & Chemical LLC Class A	18,595	78,158
Nanya New Material Technology Co. Ltd. Class A	16,553	311,038
Security Description	Shares	Value
Naruida Technology Co. Ltd. Class A	23,037	$104,667
NetDragon Websoft Holdings Ltd.	136,500	155,648
Neusoft Corp. Class A	135,600	177,287
New Guomai Digital Culture Co. Ltd. Class A	56,300	96,514
New Journey Health Technology Group Co. Ltd. Class A (b)	252,300	91,324
New Trend International Logis-Tech Co. Ltd. Class A	52,485	84,654
Newborn Town, Inc. (b)	437,315	443,997
Newcapec Electronics Co. Ltd. Class A	22,600	33,115
Ningbo Cixing Co. Ltd. Class A	123,000	116,113
Ningbo Dechang Electrical Machinery Made Co. Ltd. Class A	46,040	112,055
Ningbo Energy Group Co. Ltd. Class A	125,200	108,039
Ningbo Fujia Industrial Co. Ltd. Class A	30,200	67,556
Ningbo Hengshuai Co. Ltd. Class A	5,800	103,005
Ningbo Ligong Environment & Energy Technology Co. Ltd. Class A	22,600	45,156
Ningbo Peacebird Fashion Co. Ltd. Class A	19,400	38,847
Ningbo Xusheng Group Co. Ltd. Class A	90,800	192,336
Ningbo Yongxin Optics Co. Ltd. Class A	10,200	146,206
Ningxia Western Venture Industrial Co. Ltd. Class A	179,500	122,669
Niu Technologies ADR (b)	26,863	77,634
Noah Holdings Ltd. ADR	15,983	158,232
Norinco International Cooperation Ltd. Class A	100,400	211,508
North China Pharmaceutical Co. Ltd. Class A	181,600	143,036
North Electro-Optic Co. Ltd. Class A (b)	76,400	203,646
Northeast Pharmaceutical Group Co. Ltd. Class A	191,800	148,015
NovaBridge Biosciences ADR (b)	51,864	127,585
Novogene Co. Ltd. Class A	2,436	4,899
Novoray Corp. Class A	21,969	267,380
Nuode New Materials Co. Ltd. Class A (b)	105,000	140,168
NYOCOR Co. Ltd. Class A	157,500	200,219
Ocumension Therapeutics (a) (b) (c)	153,000	143,824
Opple Lighting Co. Ltd. Class A	81,200	224,435
OPT Machine Vision Tech Co. Ltd. Class A	4,873	63,499
Optowide Technologies Co. Ltd. Class A	3,065	120,058
ORG Technology Co. Ltd. Class A	111,700	82,481
See accompanying notes to financial statements.

STATE STREET SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
OSL Group Ltd. (a) (b)	207,000	$369,633
PCI Technology Group Co. Ltd. Class A (b)	135,600	110,142
Peijia Medical Ltd. (a) (b) (c)	232,000	168,077
Pengdu Agriculture & Animal Husbandry Co. Ltd. Class A (b) (d)	593,600	—
Pengxin International Mining Co. Ltd. Class A (b)	229,100	253,092
PharmaBlock Sciences Nanjing, Inc. Class A	18,400	96,573
Piesat Information Technology Co. Ltd. Class A (b)	15,644	44,531
PNC Process Systems Co. Ltd. Class A	34,800	121,531
Poly Property Group Co. Ltd.	1,231,000	274,770
Porton Pharma Solutions Ltd. Class A (b)	22,200	67,500
Precision Tsugami China Corp. Ltd. (a)	96,000	416,071
Primarius Technologies Co. Ltd. Class A	14,043	62,543
Pulike Biological Engineering, Inc. Class A	40,400	72,298
Puya Semiconductor Shanghai Co. Ltd. Class A	9,643	314,406
Puyang Huicheng Electronic Material Co. Ltd. Class A	33,100	70,784
Pylon Technologies Co. Ltd. Class A	22,525	242,545
Qian Xun Technology Ltd. (b)	320,000	85,712
Qianjiang Water Resources Development Co. Ltd. Class A	64,000	85,529
Qiming Information Technology Co. Ltd. Class A	24,800	63,843
Qinchuan Machine Tool & Tool Group Share Co. Ltd. Class A	73,500	112,059
Qingdao Baheal Pharmaceutical Co. Ltd. Class A	31,300	109,126
Qingdao Citymedia Co. Ltd. Class A	66,500	57,866
Qingdao East Steel Tower Stock Co. Ltd. Class A	53,600	169,724
Qingdao Eastsoft Communication Technology Co. Ltd. Class A	17,802	35,389
Qingdao Gon Technology Co. Ltd. Class A	16,600	113,011
Qingdao Haier Biomedical Co. Ltd. Class A	24,059	108,718
Qingdao NovelBeam Technology Co. Ltd. Class A	934	7,396
Qingdao Yunlu Advanced Materials Technology Co. Ltd. Class A	10,510	143,269
Qinghai Huzhu TianYouDe Highland Barley Spirit Co. Ltd. Class A	24,600	28,672
Quechen Silicon Chemical Co. Ltd. Class A	59,500	158,168
Security Description	Shares	Value
Queclink Wireless Solutions Co. Ltd. Class A	74,800	$123,679
R&G PharmaStudies Co. Ltd. Class A	9,600	95,420
Radiance Holdings Group Co. Ltd. (a) (b)	346,000	59,136
Rainbow Digital Commercial Co. Ltd. Class A	187,400	155,201
Red Star Macalline Group Corp. Ltd. Class A (b)	446,200	156,342
Renhe Pharmacy Co. Ltd. Class A	59,100	49,117
Richinfo Technology Co. Ltd. Class A	35,800	122,794
Rigol Technologies Co. Ltd. Class A	17,214	103,433
Risen Energy Co. Ltd. Class A (b)	78,600	182,767
Riyue Heavy Industry Co. Ltd. Class A	78,200	163,042
Rizhao Port Co. Ltd. Class A	88,900	39,773
Rongan Property Co. Ltd. Class A (b)	176,000	49,691
Ronglian Group Ltd. Class A (b)	101,400	117,892
Runjian Co. Ltd. Class A	9,100	63,862
Runner Xiamen Corp. Class A	16,300	27,825
Sanbo Hospital Management Group Ltd. Class A	13,130	123,987
Sanhe Tongfei Refrigeration Co. Ltd. Class A	14,700	167,886
Sanjiang Shopping Club Co. Ltd. Class A	50,200	103,791
Sanquan Food Co. Ltd. Class A	88,000	161,177
Sansteel Minguang Co. Ltd. Fujian Class A (b)	336,650	188,634
Sansure Biotech, Inc. Class A	47,468	124,122
Sanwei Holding Group Co. Ltd. Class A (b)	44,700	63,555
Sanxiang Advanced Materials Co. Ltd. Class A	19,100	113,327
SBT Ultrasonic Technology Co. Ltd. Class A	6,434	98,745
Shaanxi Fenghuo Electronics Co. Ltd. Class A (b)	24,400	34,233
Shaanxi Lighte Optoelectronics Material Co. Ltd. Class A	33,932	190,179
Shaanxi Sirui Advanced Materials Co. Ltd. Class A	56,119	302,749
Shandong BoAn Biotechnology Co. Ltd. Class H (a) (b)	202,000	160,256
Shandong Dawn Polymer Co. Ltd. Class A	22,200	80,517
Shandong Denghai Seeds Co. Ltd. Class A	81,500	123,193
Shandong Dongyue Silicone Material Co. Ltd. Class A	110,700	178,711
Shandong Hi-Speed Road & Bridge Group Co. Ltd. Class A	90,800	76,776
Shandong Humon Smelting Co. Ltd. Class A	46,000	99,237
See accompanying notes to financial statements.

STATE STREET SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Shandong Intco Recycling Resources Co. Ltd. Class A	26,049	$145,959
Shandong Jinjing Science & Technology Co. Ltd. Class A	127,800	106,952
Shandong Kaisheng New Materials Co. Ltd. Class A	41,900	125,760
Shandong Longda Meishi Co. Ltd. Class A (b)	96,400	45,920
Shandong Sanyuan Biotechnology Co. Ltd. Class A	34,400	128,850
Shandong Sunway Chemical Group Co. Ltd. Class A	36,900	46,802
Shandong Xinhua Pharmaceutical Co. Ltd. Class A	18,710	40,309
Shandong Xinhua Pharmaceutical Co. Ltd. Class H (a)	242,000	196,620
Shandong Yisheng Livestock & Poultry Breeding Co. Ltd. Class A	62,000	80,701
Shanghai Acrel Co. Ltd. Class A	9,000	32,316
Shanghai Action Education Technology Co. Ltd. Class A	13,000	99,476
Shanghai Aerospace Automobile Electromechanical Co. Ltd. Class A (b)	146,900	290,750
Shanghai Anlogic Infotech Co. Ltd. Class A (b)	34,711	150,771
Shanghai Aohua Photoelectricity Endoscope Co. Ltd. Class A	2,925	15,797
Shanghai Automobile Air-Conditioner Accessories Co. Ltd. Class A	38,800	80,839
Shanghai Baolong Automotive Corp. Class A	20,700	95,817
Shanghai Baosteel Packaging Co. Ltd. Class A	142,600	108,188
Shanghai Bolex Foods Technology Co. Ltd. Class A	41,000	73,313
Shanghai Bright Power Semiconductor Co. Ltd. Class A	5,518	99,867
Shanghai CDXJ Digital Technology Co. Ltd. Class A (b)	22,300	51,531
Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	322,600	224,207
Shanghai Cooltech Power Co. Ltd. Class A (b)	13,300	49,470
Shanghai Daimay Automotive Interior Co. Ltd. Class A	117,808	151,808
Shanghai Dazhong Public Utilities Group Co. Ltd. Class A	220,500	177,506
Shanghai Environment Group Co. Ltd. Class A	127,900	155,738
Shanghai Fengyuzhu Culture & Technology Co. Ltd. Class A	43,237	57,906
Shanghai Foreign Service Holding Group Co. Ltd. Class A	222,500	162,042
Shanghai Fortune Techgroup Co. Ltd. Class A	14,200	30,922
Security Description	Shares	Value
Shanghai Fullhan Microelectronics Co. Ltd. Class A	17,400	$99,512
Shanghai Ganglian E-Commerce Holdings Co. Ltd. Class A	24,500	87,086
Shanghai Gentech Co. Ltd. Class A	21,742	87,671
Shanghai Geoharbour Construction Group Co. Ltd. Class A	13,100	90,454
Shanghai Hanbell Precise Machinery Co. Ltd. Class A	43,700	139,008
Shanghai Haohai Biological Technology Co. Ltd. Class A	9,758	54,719
Shanghai Haohai Biological Technology Co. Ltd. Class H (c)	36,100	101,667
Shanghai Haoyuan Chemexpress Co. Ltd. Class A	22,838	229,184
Shanghai Hile Bio-Technology Co. Ltd. Class A	127,800	85,672
Shanghai Industrial Development Co. Ltd. Class A (b)	199,600	147,387
Shanghai Jahwa United Co. Ltd. Class A	30,300	92,303
Shanghai Jin Jiang Online Network Service Co. Ltd. Class A	18,300	34,445
Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class A	82,100	130,519
Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	148,400	112,636
Shanghai Kelai Mechatronics Engineering Co. Ltd. Class A	10,300	30,423
Shanghai Liangxin Electrical Co. Ltd. Class A	47,000	67,982
Shanghai Medicilon, Inc. Class A (b)	7,229	65,312
Shanghai MicroPort Endovascular MedTech Group Co. Ltd. Class A	6,342	93,238
Shanghai Milkground Food Tech Co. Ltd. Class A (b)	56,100	149,049
Shanghai New Power Automotive Technology Co. Ltd. Class A (b)	146,000	181,583
Shanghai Pudong Construction Co. Ltd. Class A	101,425	105,145
Shanghai QiFan Cable Co. Ltd. Class A	64,500	214,418
Shanghai Runda Medical Technology Co. Ltd. Class A	31,300	57,237
Shanghai Sanyou Medical Co. Ltd. Class A	34,362	92,687
Shanghai Shibei Hi-Tech Co. Ltd. Class A	199,000	148,961
Shanghai SMI Holding Co. Ltd. Class A	233,900	150,025
Shanghai STEP Electric Corp. Class A (b)	80,300	155,910
See accompanying notes to financial statements.

STATE STREET SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Shanghai Tongji Science & Technology Industrial Co. Ltd. Class A	40,300	$69,027
Shanghai Vital Microtech Co. Ltd. Class A	34,900	92,875
Shanghai V-Test Semiconductor Tech. Co. Ltd. Class A	13,465	249,153
Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class A	109,400	164,416
Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class B	82,600	56,003
Shanghai Yaoji Technology Co. Ltd. Class A	26,300	77,529
Shanghai Zijiang Enterprise Group Co. Ltd. Class A	83,500	83,298
Shantou Wanshun New Material Group Co. Ltd. Class A	122,400	119,269
Shanxi Hi-speed Group Co. Ltd. Class A	80,600	60,917
Shanying International Holding Co. Ltd. Class A (b)	282,800	63,056
Shengda Resources Co. Ltd. Class A	33,800	189,879
Shenwan Hongyuan HK Ltd. (b)	735,000	95,623
Shenzhen Agricultural Power Group Co. Ltd. Class A	236,200	252,386
Shenzhen Airport Co. Ltd. Class A	105,300	102,301
Shenzhen Ampron Technology Co. Ltd. Class A	2,000	33,405
Shenzhen Baoming Technology Co. Ltd. Class A (b)	12,300	86,622
Shenzhen Best of Best Holdings Co. Ltd. Class A	17,400	71,044
Shenzhen Bluetrum Technology Co. Ltd. Class A	5,148	87,424
Shenzhen Cereals Holdings Co. Ltd. Class A	90,365	101,922
Shenzhen Changhong Technology Co. Ltd. Class A	32,500	71,242
Shenzhen Clou Electronics Co. Ltd. Class A (b)	151,800	171,214
Shenzhen Coship Electronics Co. Ltd. Class A (b)	31,000	46,634
Shenzhen Desay Battery Technology Co. Class A	15,500	58,439
Shenzhen Dynanonic Co. Ltd. Class A (b)	30,800	195,546
Shenzhen Edadoc Technology Co. Ltd. Class A	19,580	86,409
Shenzhen Farben Information Technology Co. Ltd. Class A	39,100	98,957
Shenzhen Feima International Supply Chain Co. Ltd. Class A (b)	326,500	127,637
Shenzhen Fenda Technology Co. Ltd. Class A (b)	124,000	93,897
Shenzhen Fine Made Electronics Group Co. Ltd. Class A (b)	12,200	65,498
Security Description	Shares	Value
Shenzhen Fuanna Bedding & Furnishing Co. Ltd. Class A	60,900	$61,105
Shenzhen Gongjin Electronics Co. Ltd. Class A (b)	84,800	161,578
Shenzhen Guangju Energy Co. Ltd. Class A	24,500	35,615
Shenzhen Hello Tech Energy Co. Ltd. Class A	16,900	174,709
Shenzhen Hemei Group Co. Ltd. Class A (b)	130,800	66,094
Shenzhen Heungkong Holding Co. Ltd. Class A	410,300	105,743
Shenzhen Injoinic Technology Co. Ltd. Class A	29,266	82,967
Shenzhen Investment Ltd. (a) (b)	1,240,000	110,711
Shenzhen Jieshun Science & Technology Industry Co. Ltd. Class A	113,400	139,068
Shenzhen Jinjia Group Co. Ltd. Class A (b)	122,100	64,703
Shenzhen Jove Enterprise Ltd. Class A	3,900	45,360
Shenzhen Kingkey Smart Agriculture Times Co. Ltd. Class A	20,900	71,596
Shenzhen Lifotronic Technology Co. Ltd. Class A	38,437	67,895
Shenzhen Lions King Hi-Tech Co. Ltd.	53,800	182,041
Shenzhen Manst Technology Co. Ltd. Class A (b)	8,200	50,648
Shenzhen Mason Technologies Co. Ltd. Class A (b)	57,100	111,361
Shenzhen Microgate Technology Co. Ltd. Class A	52,400	84,441
Shenzhen Minglida Precision Technology Co. Ltd. Class A (b)	15,300	44,814
Shenzhen Neptunus Bioengineering Co. Ltd. Class A (b)	399,795	181,759
Shenzhen Pagoda Industrial Group Corp. Ltd. Class H	398,000	94,929
Shenzhen Qingyi Photomask Ltd. Class A	31,468	118,050
Shenzhen Rongda Photosensitive & Technology Co. Ltd. Class A	23,296	113,298
Shenzhen SEG Co. Ltd. Class A	108,200	124,858
Shenzhen SEICHI Technologies Co. Ltd. Class A	4,993	164,645
Shenzhen Sinexcel Electric Co. Ltd. Class A	24,000	151,853
Shenzhen Sunline Tech Co. Ltd. Class A	34,900	64,831
Shenzhen Sunnypol Optoelectronics Co. Ltd. Class A	17,900	66,088
Shenzhen Tellus Holding Co. Ltd. Class A	13,100	30,404
See accompanying notes to financial statements.

STATE STREET SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Shenzhen Textile Holdings Co. Ltd. Class A	77,535	$156,828
Shenzhen Tianyuan Dic Information Technology Co. Ltd. Class A	34,000	58,335
Shenzhen Topraysolar Co. Ltd. Class A	186,900	187,531
Shenzhen Topway Video Communication Co. Ltd. Class A	57,400	61,583
Shenzhen TXD Technology Co. Ltd. Class A	20,400	39,165
Shenzhen United Winners Laser Co. Ltd. Class A	14,521	49,828
Shenzhen Weiguang Biological Products Co. Ltd. Class A	23,900	93,189
Shenzhen YHLO Biotech Co. Ltd. Class A	38,595	81,697
Shenzhen Yinghe Technology Co. Ltd. Class A	54,500	205,400
Shenzhen Yitoa Intelligent Control Co. Ltd. Class A (b)	100,500	165,591
Shenzhen Zesum Technology Co. Ltd. Class A	5,300	116,617
Shenzhen Zhenye Group Co. Ltd. Class A (b)	148,700	185,156
Shida Shinghwa Advanced Material Group Co. Ltd. Class A (b)	15,800	198,223
Shinva Medical Instrument Co. Ltd. Class A	43,280	89,421
Shiyue Daotian Group Co. Ltd. Class H (a)	303,000	253,138
Shoucheng Holdings Ltd.	1,874,895	399,362
Shougang Fushan Resources Group Ltd.	2,308,374	818,510
Shuangliang Eco-Energy Systems Co. Ltd. Class A (b)	220,700	209,621
Shui On Land Ltd. (a)	1,485,500	96,631
Shunfa Hengneng Corp. Class A (b)	185,100	114,436
Sichuan Anning Iron & Titanium Co. Ltd. Class A	23,400	110,686
Sichuan Baicha Baidao Industrial Co. Ltd. Class H	99,200	71,741
Sichuan Chengfei Integration Technology Corp. Class A (b)	17,100	77,049
Sichuan Furong Technology Co. Ltd. Class A	29,772	39,140
Sichuan Gold Co. Ltd. Class A	33,900	246,199
Sichuan Haite High-tech Co. Ltd. Class A (b)	32,300	47,655
Sichuan Jiuyuan Yinhai Software Co. Ltd. Class A	7,200	17,117
Sichuan Lutianhua Co. Ltd. Class A (b)	60,600	45,888
Sichuan Teway Food Group Co. Ltd. Class A	99,900	177,621
Security Description	Shares	Value
Sihuan Pharmaceutical Holdings Group Ltd. (a)	3,129,000	$542,772
Sineng Electric Co. Ltd. Class A	37,960	213,689
Sino Biological, Inc. Class A	11,100	113,978
Sino GeoPhysical Co. Ltd. Class A (b)	11,700	65,101
Sinocare, Inc. Class A	39,300	90,302
Sinodata Co. Ltd. Class A (b)	15,000	47,671
Sinofert Holdings Ltd.	1,856,000	359,828
Sinomach Automobile Co. Ltd. Class A	111,400	96,292
Sinopec Kantons Holdings Ltd. (a)	714,000	371,562
Sino-Platinum Metals Co. Ltd. Class A	33,840	95,542
Sinoseal Holding Co. Ltd. Class A	15,000	76,534
Sipai Health Technology Co. Ltd. (b)	286,800	77,551
Sirio Pharma Co. Ltd. Class A	36,584	107,633
Skyworth Digital Co. Ltd. Class A	82,300	130,241
Sleemon Healthy Sleep Technology Co. Ltd. Class A	24,100	52,131
Snowsky Salt Industry Group Co. Ltd. Class A	132,900	114,683
Sohu.com Ltd. ADR (b)	17,533	270,885
Sokan New Materials Group Co. Ltd. Class A	7,539	41,140
Solareast Holdings Co. Ltd. Class A	56,700	76,266
SolaX Power Network Technology Zhejiang Co. Ltd. Class A	3,623	61,374
Southern Publishing & Media Co. Ltd. Class A	42,200	79,369
So-Young International, Inc. ADR (a)	32,582	88,949
SPIC Hydropower Co. Ltd. Class A (b)	52,600	102,280
Star Lake Bioscience Co., Inc. Zhaoqing Guangdong Class A	134,400	138,745
Star Plus Legend Holdings Ltd. Class H (a) (b)	114,500	86,019
Star Shine Holdings Group Ltd. (b)	615,000	1,118,581
Streamax Technology Co. Ltd. Class A	19,100	173,448
Sumavision Technologies Co. Ltd. Class A	60,900	46,116
Sumec Corp. Ltd. Class A	105,000	188,209
Sun King Technology Group Ltd.	612,000	123,334
Sunac Services Holdings Ltd. (a) (c)	1,209,000	127,990
Sunflower Pharmaceutical Group Co. Ltd. Class A	29,000	52,359
Sunstone Development Co. Ltd. Class A	49,100	183,911
Suofeiya Home Collection Co. Ltd. Class A	46,400	85,119
Suzhou Anjie Technology Co. Ltd. Class A	53,100	103,099
See accompanying notes to financial statements.

STATE STREET SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Suzhou Everbright Photonics Co. Ltd. Class A (b)	7,479	$223,069
Suzhou Good-Ark Electronics Co. Ltd. Class A	46,400	62,546
Suzhou Hailu Heavy Industry Co. Ltd. Class A	21,900	34,086
Suzhou Hengmingda Electronic Technology Co. Ltd. Class A	13,000	95,053
Suzhou HYC Technology Co. Ltd. Class A (b)	28,280	124,025
Suzhou Jinfu Technology Co. Ltd. Class A (b)	35,100	30,289
Suzhou Nanomicro Technology Co. Ltd. Class A	20,902	75,961
Suzhou New District Hi-Tech Industrial Co. Ltd. Class A	172,000	151,910
Suzhou Oriental Semiconductor Co. Ltd. Class A	6,737	66,710
Suzhou Secote Precision Electronic Co. Ltd. Class A	19,140	116,447
Suzhou SLAC Precision Equipment Co. Ltd. Class A (b)	79,300	131,120
Suzhou Sonavox Electronics Co. Ltd. Class A	15,875	57,991
Suzhou Sushi Testing Group Co. Ltd. Class A	46,700	119,477
Suzhou TZTEK Technology Co. Ltd. Class A	19,153	161,478
Suzhou Veichi Electric Co. Ltd. Class A	8,706	84,039
Suzhou Victory Precision Manufacture Co. Ltd. Class A (b)	343,600	175,613
Suzhou West Deane New Power Electric Co. Ltd. Class A (b)	4,700	27,499
SVG Optronics Co. Ltd. Class A (b)	11,200	67,865
SY Holdings Group Ltd. (a)	289,639	339,504
SYoung Group Co. Ltd. Class A (b)	36,800	109,014
Tangshan Sanyou Chemical Industries Co. Ltd. Class A	179,900	180,767
Tansun Technology Co. Ltd. Class A	23,000	53,015
Tanwan, Inc. (a) (b)	119,000	225,548
TDG Holdings Co. Ltd. Class A	111,900	253,232
Telling Telecommunication Holding Co. Ltd. Class A	59,100	88,821
Three Squirrels, Inc. Class A	24,200	64,611
Tiangong International Co. Ltd.	956,000	378,001
Tianjin Capital Environmental Protection Group Co. Ltd. Class A	126,570	111,420
Tianjin Chase Sun Pharmaceutical Co. Ltd. Class A	275,500	141,206
Tianli International Holdings Ltd. (a)	768,667	218,633
Tianneng Power International Ltd. (a)	528,000	497,008
Security Description	Shares	Value
Tianyu Digital Technology Group Co. Ltd. Class A (b)	150,900	$124,099
Tibet Mineral Development Co. Ltd. Class A	46,700	196,355
Tibet Urban Development & Investment Co. Ltd. Class A	78,900	208,254
Time Publishing & Media Co. Ltd. Class A	60,680	69,846
TKD Science & Technology Co. Ltd. Class A	22,100	82,939
Tofflon Science & Technology Group Co. Ltd. Class A	86,300	178,430
Tong Ren Tang Technologies Co. Ltd. Class H (a)	567,000	285,662
Tongdao Liepin Group	151,600	51,241
Tongqinglou Catering Co. Ltd. Class A	22,800	54,634
Tongyu Communication, Inc. Class A	29,130	187,896
Top Energy Co. Ltd. Class A (b)	183,700	186,448
Topsec Technologies Group, Inc. Class A	56,400	59,693
Toread Holdings Group Co. Ltd. Class A	78,300	168,919
Toyou Feiji Electronics Co. Ltd. Class A (b)	58,300	167,387
TPV Technology Co. Ltd. Class A (b)	245,500	92,418
Transportation Telecommunication & Information Development, Inc. Ltd. Zhejiang Class A (b)	4,300	37,367
Transwarp Technology Shanghai Co. Ltd. Class A (b)	8,272	165,998
Triangle Tyre Co. Ltd. Class A	65,500	132,201
Triumph New Energy Co. Ltd. Class A (b)	38,800	55,672
Triumph New Energy Co. Ltd. Class H (b)	124,000	58,203
Triumph Science & Technology Co. Ltd. Class A	84,800	145,616
TSP Wind Power Group Co. Ltd. Class A	96,100	175,317
Tuhu Car, Inc. (a) (b) (c)	252,600	417,553
Tunghsu Optoelectronic Technology Co. Ltd. Class A (b) (d)	517,000	—
Tuya, Inc. ADR	166,074	383,631
TYK Medicines, Inc. Class H (a) (b)	155,000	201,455
Unicomp Technology Group Co. Ltd. Class A	9,576	91,092
Union Semiconductor Hefei Co. Ltd. Class A	44,963	92,964
UniTTEC Co. Ltd. Class A (b)	70,800	74,832
UTour Group Co. Ltd. Class A (b)	100,700	94,333
Uxin Ltd. ADR (a) (b)	64,902	199,249
VanJee Technology Co. Ltd. Class A (b)	18,300	66,637
See accompanying notes to financial statements.

STATE STREET SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Vats Liquor Chain Store Management JSC Ltd. Class A	37,600	$70,445
Vatti Corp. Ltd. Class A	206,200	200,029
Vcanbio Cell & Gene Engineering Corp. Ltd. Class A (b)	70,800	316,753
Venus MedTech Hangzhou, Inc. Class H (a) (b) (c)	283,000	66,778
Visionox Technology, Inc. Class A (b)	93,000	102,201
Viva Biotech Holdings (a) (b) (c)	783,500	184,877
Wangneng Environment Co. Ltd. Class A	25,200	62,027
Wanka Online, Inc. (b) (c)	1,008,000	209,566
Warom Technology, Inc. Co. Class A	30,900	84,333
Waterdrop, Inc. ADR	73,333	118,799
Wedge Industrial Co. Ltd. Class A	53,000	271,956
Weimob, Inc. (a) (b) (c)	2,405,000	444,791
WellCell Holdings Co. Ltd. (a) (b)	322,400	760,746
Wellhope Foods Co. Ltd. Class A	178,400	175,386
Wencan Group Co. Ltd. Class A	12,100	34,320
Wenzhou Yihua Connector Co. Ltd. Class A	10,700	90,211
West China Cement Ltd. (a)	1,448,761	402,834
Western Metal Materials Co. Ltd. Class A	39,100	291,777
Whirlpool China Co. Ltd. Class A	24,400	36,035
Winall Hi-Tech Seed Co. Ltd. Class A	17,860	20,868
Windey Energy Technology Group Co. Ltd. Class A	32,000	88,262
Winnovation Culturaltainment Development Ltd. Class A (b)	534,400	218,969
Wonders Information Co. Ltd. Class A (b)	151,300	121,580
Wuhan Fingu Electronic Technology Co. Ltd. Class A	37,300	55,842
Wuhan P&S Information Technology Co. Ltd. Class A (b)	79,700	124,627
Wuhan Yangtze Communications Industry Group Co. Ltd. Class A	20,200	126,142
Wushang Group Co. Ltd. Class A	66,500	82,515
Wutong Holding Group Co. Ltd. Class A (b)	196,800	130,788
Wuxi Autowell Technology Co. Ltd. Class A	13,648	145,003
Wuxi Best Precision Machinery Co. Ltd. Class A	19,300	62,594
Wuxi Boton Technology Co. Ltd. Class A	29,500	86,962
Wuxi Chipown Micro-Electronics Ltd. Class A	15,846	129,811
Wuxi ETEK Microelectronics Co. Ltd. Class A	11,880	90,132
Wuxi Huadong Heavy Machinery Co. Ltd. Class A (b)	37,700	39,738
Wuxi NCE Power Co. Ltd. Class A	29,320	154,948
Security Description	Shares	Value
Wuxi Rural Commercial Bank Co. Ltd. Class A	142,500	$118,428
Wuxi Taclink Optoelectronics Technology Co. Ltd. Class A	9,787	260,733
Wuxi Taiji Industry Ltd. Co. Class A	153,600	198,819
Wuxi Xinje Electric Co. Ltd. Class A	9,500	66,092
X Financial ADR (a)	23,233	95,720
XGimi Tech Co. Ltd. Class A (b)	7,137	91,844
Xiamen Changelight Co. Ltd. Class A	58,700	274,433
Xiamen International Airport Co. Ltd. Class A	32,600	77,078
Xiamen ITG Group Corp. Ltd. Class A	85,800	79,505
Xiamen King Long Motor Group Co. Ltd. Class A	42,200	109,675
Xiamen Kingdomway Group Co. Class A	35,700	90,662
Xi'an Catering Co. Ltd. Class A (b)	102,100	115,897
Xi'an ChenXi Aviation Technology Corp. Ltd. Class A (b)	32,800	61,690
Xian International Medical Investment Co. Ltd. Class A (b)	199,500	146,736
Xi'an Manareco New Materials Co. Ltd. Class A	25,795	144,723
Xi'an Novastar Tech Co. Ltd. Class A	4,680	108,437
Xi'an Sinofuse Electric Co. Ltd. Class A	5,200	104,065
Xi'an Tian He Defense Technology Co. Ltd. Class A (b)	63,600	105,805
Xiangtan Electrochemical Scientific Co. Ltd. Class A	71,600	135,493
Xiangyang Changyuandonggu Industry Co. Ltd. Class A	16,800	90,218
Xiangyu Medical Co. Ltd. Class A	10,078	82,705
Xingtong Shipping Co. Ltd. Class A	25,300	54,434
Xinhuanet Co. Ltd. Class A	56,470	162,541
Xinjiang Ba Yi Iron & Steel Co. Ltd. Class A (b)	202,800	81,922
Xinjiang Communications Construction Group Co. Ltd. Class A	35,300	80,038
Xinjiang Lixin Energy Co. Ltd. Class A	100,016	132,212
Xinjiang Xintai Natural Gas Co. Ltd. Class A (b)	18,700	97,443
Xinjiang Xinxin Mining Industry Co. Ltd. Class H (a)	344,000	89,947
Xinjiang Xuefeng Sci-Tech Group Co. Ltd. Class A	96,900	138,615
Xinte Energy Co. Ltd. Class H (b)	219,600	145,089
Xinxiang Chemical Fiber Co. Ltd. Class A (b)	161,800	153,444
Xinyi Energy Holdings Ltd. (a)	1,068,259	162,142
Xinyu Iron & Steel Co. Ltd. Class A	253,100	130,825
See accompanying notes to financial statements.

STATE STREET SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Xinzhi Group Co. Ltd. Class A (b)	51,200	$144,185
Xizang Zhufeng Resources Co. Ltd. Class A	89,300	220,060
Xizi Clean Energy Equipment Manufacturing Co. Ltd. Class A	62,300	145,767
Xtep International Holdings Ltd.	838,000	477,776
Xunlei Ltd. ADR (a) (b)	23,296	129,526
XXF Group Holdings Ltd. (a) (b)	625,000	90,081
Yangling Metron New Material, Inc. Class A	32,800	74,227
Yango Group Co. Ltd. Class A (b) (d)	292,400	—
Yanlord Land Group Ltd. (b)	299,700	140,541
Yantai Changyu Pioneer Wine Co. Ltd. Class A	50,300	140,266
Yapp Automotive Parts Co. Ltd. Class A	60,400	165,808
Yatsen Holding Ltd. ADR (b)	34,441	106,078
YD Electronic Technology Co. Ltd. Class A	11,500	84,301
Yeahka Ltd. (a) (b)	124,000	106,757
Yechiu Metal Recycling China Ltd. Class A (b)	292,800	162,368
YGSOFT, Inc. Class A	110,491	103,345
Yidu Tech, Inc. (a) (b) (c)	351,800	220,318
Yihai International Holding Ltd. (a)	308,000	641,126
Yinbang Clad Material Co. Ltd. Class A	75,500	148,449
Yizumi Holdings Co. Ltd. Class A	42,580	146,358
Yongjin Technology Group Co. Ltd.	25,300	64,068
Yotrio Group Co. Ltd. Class A	170,180	84,515
Youngy Co. Ltd. Class A	24,000	265,064
YSB, Inc. (a)	356,600	231,966
Yuexiu Transport Infrastructure Ltd.	887,013	438,970
Yueyang Forest & Paper Co. Ltd. Class A	67,000	45,884
Yuneng Technology Co. Ltd. Class A	17,289	145,187
Yunnan Energy Investment Co. Ltd. Class A	78,600	140,432
Yunnan Nantian Electronics Information Co. Ltd. Class A	39,000	84,926
Yunnan Tourism Co. Ltd. Class A (b)	108,800	80,654
ZBOM Home Collection Co. Ltd. Class A	30,040	39,319
Zengame Technology Holding Ltd.	230,000	74,220
Zhaojin International Gold Co. Ltd. Class A (b)	40,200	98,715
Zhejiang Akcome New Energy Technology Co. Ltd. (b) (d)	405,700	—
Zhejiang Cayi Vacuum Container Co. Ltd. Class A	8,900	59,224
Zhejiang Communications Technology Co. Ltd. Class A	131,500	74,825
Zhejiang Conba Pharmaceutical Co. Ltd. Class A	118,300	75,364
Security Description	Shares	Value
Zhejiang Construction Investment Group Co. Ltd. Class A	61,000	$75,690
Zhejiang Dun'An Artificial Environment Co. Ltd. Class A (b)	79,800	135,759
Zhejiang Garden Biopharmaceutical Co. Ltd. Class A	34,700	70,137
Zhejiang Gongdong Medical Technology Co. Ltd. Class A	22,156	55,721
Zhejiang HangKe Technology, Inc. Co. Class A	22,099	85,943
Zhejiang Hangmin Co. Ltd. Class A	99,400	106,356
Zhejiang Hengtong Holding Co. Ltd. Class A (b)	258,400	173,596
Zhejiang Hisoar Pharmaceutical Co. Ltd. Class A (b)	78,000	80,296
Zhejiang Hisun Pharmaceutical Co. Ltd. Class A	103,700	157,201
Zhejiang Huakang Pharmaceutical Co. Ltd. Class A	49,418	106,539
Zhejiang Huangma Technology Co. Ltd. Class A	101,894	208,754
Zhejiang Huatong Meat Products Co. Ltd. Class A (b)	44,000	68,675
Zhejiang Jiemei Electronic & Technology Co. Ltd. Class A	20,980	120,776
Zhejiang Jinggong Integration Technology Co. Ltd. Class A	45,400	113,456
Zhejiang Jingu Co. Ltd. Class A	53,500	85,827
Zhejiang Jolly Pharmaceutical Co. Ltd. Class A	65,300	147,775
Zhejiang Lante Optics Co. Ltd. Class A	38,659	318,096
Zhejiang Meida Industrial Co. Ltd. Class A	38,200	44,302
Zhejiang Orient Gene Biotech Co. Ltd. Class A (b)	21,589	71,268
Zhejiang Qianjiang Motorcycle Co. Ltd. Class A	41,300	99,682
Zhejiang Shaoxing RuiFeng Rural Commercial Bank Co. Ltd. Class A	138,400	107,006
Zhejiang Shibao Co. Ltd. Class A	30,100	87,815
Zhejiang Sunriver Culture Tourism Co. Ltd. Class A (b)	111,300	95,722
Zhejiang Taihua New Material Group Co. Ltd. Class A	79,200	107,676
Zhejiang Tiantie Science & Technology Co. Ltd. Class A	138,000	108,894
Zhejiang Tianyu Pharmaceutical Co. Ltd. Class A	23,200	78,535
Zhejiang Vie Science & Technology Co. Ltd. Class A	57,700	101,169
Zhejiang Wanliyang Co. Ltd. Class A	103,200	117,594
See accompanying notes to financial statements.

STATE STREET SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Zhejiang Xianju Pharmaceutical Co. Ltd. Class A	42,800	$56,144
Zhejiang Yonggui Electric Equipment Co. Ltd. Class A	15,400	34,917
Zhejiang Yonghe Refrigerant Co. Ltd. Class A	28,200	100,278
Zhejiang Yongtai Technology Co. Ltd. Class A (b)	87,000	287,199
Zhende Medical Co. Ltd. Class A	23,500	337,629
Zhengzhou GL Tech Co. Ltd. Class A	5,400	21,094
Zhenjiang Dongfang Electric Heating Technology Co. Ltd. Class A	160,800	123,160
Zheshang Development Group Co. Ltd. Class A	62,400	52,221
Zhihu, Inc. ADR (a) (b)	18,529	52,622
Zhiou Home Furnishing Technology Co. Ltd. Class A	34,800	80,567
Zhongfu Straits Pingtan Development Co. Ltd. Class A (b)	48,500	89,743
ZhongMan Petroleum & Natural Gas Group Corp. Ltd. Class A	13,200	65,688
Zhongmin Energy Co. Ltd. Class A	187,700	207,085
Zhongtian Financial Group Co. Ltd. Class A (b) (d)	493,900	—
Zhongtong Bus Holding Co. Ltd. Class A	24,200	40,364
Zhongyuan Environment-Protection Co. Ltd. Class A	120,700	147,496
Zhou Hei Ya International Holdings Co. Ltd. (a) (c)	431,000	76,413
Zhuhai Aerospace Microchips Science & Technology Co. Ltd. Class A (b)	54,300	132,788
Zhuhai Port Co. Ltd. Class A	64,200	51,403
Zhuhai Zhumian Group Co. Ltd. Class A (b)	109,500	90,052
Zhuzhou Smelter Group Co. Ltd. Class A (b)	82,800	208,478
ZJAMP Group Co. Ltd. Class A	29,200	41,432
ZJMI Environmental Energy Co. Ltd. Class A	62,200	125,180
Zonqing Environmental Ltd. (a) (b)	160,000	6,735
Zotye Automobile Co. Ltd. Class A (b)	486,800	167,748
ZWSOFT Co. Ltd. Guangzhou Class A	17,569	121,592
Zylox-Tonbridge Medical Technology Co. Ltd. Class H (c)	128,500	380,901
		155,556,164
COLOMBIA — 0.1%
Corp. Financiera Colombiana SA (b)	56,770	249,828
Geopark Ltd. (a)	25,265	240,017
Security Description	Shares	Value
Mineros SA	32,811	$116,590
		606,435
CZECH REPUBLIC — 0.1%
Colt CZ Group SE	7,481	317,185
Doosan Skoda Power AS	4,937	89,958
Philip Morris CR AS (a)	411	363,167
		770,310
EGYPT — 0.2%
Abou Kir Fertilizers & Chemical Industries	172,605	258,370
Credit Agricole Egypt SAE	254,248	111,798
EFG Holding SAE (b)	783,824	361,323
Fawry for Banking & Payment Technology Services SAE (b)	195,321	61,195
Telecom Egypt Co.	195,827	281,971
Valmore Holding	108,183	64,220
		1,138,877
GREECE — 0.8%
Aegean Airlines SA	35,097	477,177
Aktor SA Holding Co. Technical & Energy Projects (b)	25,609	290,641
Athens Water Supply & Sewage Co. SA	27,429	284,433
Autohellas Tourist & Trading SA	11,825	147,965
Avax SA	28,719	95,630
Ballys Intralot SA (a) (b)	184,151	194,568
Danaos Corp. (a)	6,517	734,075
Ellaktor SA	78,698	108,811
Euroseas Ltd. (a)	1,668	111,506
FF Group (b) (d)	24,815	—
Fourlis Holdings SA	42,196	213,434
Holding Co. ADMIE IPTO SA	68,624	222,183
Intracom Holdings SA (a)	51,869	170,027
Kri-Kri Milk Industry SA	5,745	141,655
LAMDA Development SA (b)	65,264	449,679
Piraeus Port Authority SA	4,561	190,237
Qualco Group SA (b)	12,844	87,017
Quest Holdings SA	26,300	189,393
Sarantis SA	29,371	473,778
StealthGas, Inc. (b)	27,840	255,571
Tsakos Energy Navigation Ltd.	15,754	621,653
		5,459,433
HONG KONG — 0.6%
Agritrade Resources Ltd. (b) (d)	1,595,000	—
Anxin-China Holdings Ltd. (b) (d)	2,248,000	—
Boshiwa International Holding Ltd. (a) (b) (d)	1,843,000	—
China Animal Healthcare Ltd. (b) (d)	1,059,700	—
China Dili Group (a) (b) (d)	1,900,000	—
China Huiyuan Juice Group Ltd. (b) (d)	1,494,400	—
China Metal Recycling Holdings Ltd. (a) (b) (d)	693,675	—
See accompanying notes to financial statements.

STATE STREET SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
China Star Entertainment Ltd. (b)	510,000	$409,811
China Zhongwang Holdings Ltd. (a) (b) (d)	346,000	—
Chong Sing Holdings FinTech Group Ltd. (a) (b) (d)	9,212,000	—
Chongqing Hongjiu Fruit Co. Ltd. (b) (d)	248,300	13,776
Comba Telecom Systems Holdings Ltd.	1,186,000	226,907
CTEG (a) (b) (d)	3,217,900	—
Digital China Holdings Ltd. (a)	670,000	181,169
Fenbi Ltd. (a) (b)	634,000	90,569
GR Life Style Co. Ltd. (b)	484,000	165,445
Gushengtang Holdings Ltd.	104,500	363,875
Hong Kong Robotics Group Holding Ltd. (b)	870,000	71,019
Huabao International Holdings Ltd.	528,000	286,217
Lumena Newmat (a) (b) (d)	104,532	—
MH Development NPV (b) (d)	27,600	—
National Agricultural Holdings Ltd. (a) (b) (d)	164,600	—
NH Health (a) (b) (d)	171,500	154,652
Nissin Foods Co. Ltd. (a)	193,000	177,487
Real Gold Mining Ltd. (a) (b) (d)	251,500	—
SF Real Estate Investment Trust	597,000	191,126
Sinic Holdings Group Co. Ltd. (b) (d)	315,921	—
Skyworth Group Ltd. (b)	535,099	419,742
SSY Group Ltd. (a)	960,000	301,217
Tech-Pro, Inc. (a) (b) (d)	6,035,100	—
Wasion Holdings Ltd.	308,000	1,102,329
Xiaocaiyuan International Holding Ltd.	48,000	41,509
		4,196,850
HUNGARY — 0.1%
4iG Nyrt (b)	22,381	173,619
ANY Security Printing Co.	6,617	134,250
Opus Global Nyrt	73,131	102,224
		410,093
INDIA — 15.2%
63 Moons Technologies Ltd.	16,662	82,617
Aarti Drugs Ltd.	15,718	52,988
Aarti Industries Ltd.	125,597	528,415
Aarti Pharmalabs Ltd.	32,222	201,097
Aavas Financiers Ltd. (b)	33,190	377,220
Acme Solar Holdings Ltd.	51,088	140,910
Action Construction Equipment Ltd.	33,918	267,825
Acutaas Chemicals Ltd.	33,284	897,855
ADF Foods Ltd.	56,114	98,906
Aditya Birla Fashion & Retail Ltd. (b)	92,089	52,322
Aditya Birla Lifestyle Brands Ltd. (b)	211,099	196,368
Aditya Vision Ltd. (c)	34,114	171,957
Security Description	Shares	Value
Advanced Enzyme Technologies Ltd.	53,087	$142,892
Advent Hotels International Pvt Ltd. (b)	13,227	17,447
Aether Industries Ltd. (b)	16,407	189,327
Afcons Infrastructure Ltd.	46,800	134,012
AGI Greenpac Ltd.	20,316	100,360
Ahluwalia Contracts India Ltd.	25,919	179,085
Ajax Engineering Ltd. (b)	21,047	89,670
Akzo Nobel India Ltd.	7,284	218,461
Alembic Ltd.	58,869	44,005
Alivus Life Sciences Ltd.	11,775	120,756
Alkyl Amines Chemicals	6,596	85,648
Allied Blenders & Distillers Ltd.	31,461	134,022
Alok Industries Ltd. (b)	1,077,355	126,990
Amara Raja Energy & Mobility Ltd.	84,431	598,591
Amrutanjan Health Care Ltd.	26,774	139,348
Antony Waste Handling Cell Ltd. (b) (c)	12,945	51,283
Anup Engineering Ltd.	7,851	132,744
Anupam Rasayan India Ltd.	23,231	301,480
Apcotex Industries Ltd.	23,544	77,968
Apeejay Surrendra Park Hotels Ltd.	48,469	49,282
Apollo Micro Systems Ltd.	108,202	207,805
Apollo Pipes Ltd.	38,612	168,800
Aptus Value Housing Finance India Ltd.	170,297	349,342
Archean Chemical Industries Ltd.	36,821	228,053
Arman Financial Services Ltd. (b)	4,787	67,806
Artemis Medicare Services Ltd.	31,460	68,165
Arvind Fashions Ltd.	66,897	284,589
Arvind Ltd.	114,273	408,063
Arvind SmartSpaces Ltd.	10,871	57,571
Ashapura Minechem Ltd.	38,006	184,122
Ashiana Housing Ltd.	47,238	139,300
Ashoka Buildcon Ltd. (b)	98,563	106,129
ASK Automotive Ltd.	20,864	97,832
ASM Technologies Ltd.	1,634	41,880
Astra Microwave Products Ltd.	30,346	273,773
Ather Energy Ltd. (b)	35,509	282,279
AurionPro Solutions Ltd.	22,384	171,027
Avalon Technologies Ltd. (b) (c)	22,041	215,649
Avantel Ltd.	109,052	145,512
Avanti Feeds Ltd.	28,205	349,705
AvenuesAI Ltd. (b)	1,246,011	176,033
Awfis Space Solutions Ltd. (b)	12,536	30,485
AXISCADES Technologies Ltd. (b)	14,389	229,742
Azad Engineering Ltd. (b)	14,174	221,766
Baazar Style Retail Ltd. (b)	19,019	54,722
Bajaj Consumer Care Ltd. (b)	49,407	181,222
Bajaj Electricals Ltd.	32,879	117,080
Bajaj Hindusthan Sugar Ltd. (b)	873,937	151,755
Bajel Projects Ltd. (b)	56,827	82,243
Balaji Amines Ltd.	4,916	50,648
Balmer Lawrie & Co. Ltd.	60,226	94,661
See accompanying notes to financial statements.

STATE STREET SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Balmer Lawrie Investments Ltd. Class A	155,446	$107,101
Balrampur Chini Mills Ltd.	74,584	390,893
Balu Forge Industries Ltd.	39,533	160,968
Banco Products India Ltd.	36,071	191,804
Bansal Wire Industries Ltd. (b)	20,357	48,280
Bata India Ltd.	36,715	235,157
BEML Ltd.	23,112	333,685
BF Utilities Ltd. (b)	12,176	47,716
Bhagiradha Chemicals & Industries Ltd.	26,285	47,519
Bhansali Engineering Polymers Ltd.	59,568	51,618
Bharat Bijlee Ltd.	7,343	160,170
Bharat Rasayan Ltd.	3,032	38,683
Birla Corp. Ltd.	19,042	167,536
Birlasoft Ltd.	40,012	140,286
BL Kashyap & Sons Ltd. (b)	157,572	71,120
Black Box Ltd.	34,610	163,164
BlackBuck Ltd. (b)	25,295	153,852
BLS International Services Ltd.	68,179	169,389
Blue Dart Express Ltd.	1,396	69,867
Blue Jet Healthcare Ltd.	15,407	53,158
Bombay Burmah Trading Co.	11,503	160,329
Bombay Dyeing & Manufacturing Co. Ltd.	70,890	69,292
Bondada Engineering Ltd.	16,000	37,348
Borosil Ltd. (b)	18,918	43,589
Borosil Renewables Ltd. (b)	37,858	150,476
Bosch Home Comfort India Ltd.	6,314	69,838
Camlin Fine Sciences Ltd. (b)	83,750	85,588
Campus Activewear Ltd.	76,970	177,597
Can Fin Homes Ltd.	62,263	519,937
Capacit'e Infraprojects Ltd. (b)	26,282	56,355
Caplin Point Laboratories Ltd.	15,695	249,005
Capri Global Capital Ltd.	214,169	375,935
Carborundum Universal Ltd.	82,688	676,246
Care Ratings Ltd.	17,431	266,201
Cartrade Tech Ltd. (b)	25,048	435,738
Carysil Ltd.	18,127	143,986
CCL Products India Ltd.	45,030	494,316
CE Info Systems Ltd.	10,491	88,608
Ceat Ltd.	13,910	475,527
Ceinsys Tech Ltd.	4,026	37,847
Cello World Ltd.	13,239	54,227
Cemindia Projects Ltd.	52,765	284,245
Centum Electronics Ltd.	2,857	83,262
Century Enka Ltd.	22,101	86,809
Century Plyboards India Ltd.	44,543	329,439
Cera Sanitaryware Ltd.	3,767	181,212
Chemplast Sanmar Ltd. (b)	53,184	148,149
Chennai Petroleum Corp. Ltd.	27,245	277,868
Chennai Super Kings Cricket Ltd. (b) (d)	418,560	—
Choice International Ltd. (b)	41,772	268,692
CIE Automotive India Ltd.	19,526	91,610
Security Description	Shares	Value
Cigniti Technologies Ltd. (b)	12,639	$145,727
City Union Bank Ltd.	212,790	538,095
Clean Science & Technology Ltd.	27,276	188,763
CMS Info Systems Ltd.	92,818	259,913
Concord Biotech Ltd.	33,397	358,587
Confidence Petroleum India Ltd.	110,703	43,757
Cosmo First Ltd.	9,598	60,255
Craftsman Automation Ltd.	7,737	569,128
CSB Bank Ltd. (b)	66,866	240,044
Cupid Ltd. (b)	466,320	408,558
Cyient DLM Ltd. (b)	13,655	39,202
Cyient Ltd.	36,672	291,079
Data Patterns India Ltd.	16,915	541,305
Datamatics Global Services Ltd.	20,207	135,763
DB Corp. Ltd.	39,623	77,685
DCB Bank Ltd.	144,856	241,807
DCW Ltd.	99,887	39,524
Dcx Systems Ltd. (b)	58,080	94,442
Deccan Gold Mines Ltd. (b)	116,822	103,583
Dhanuka Agritech Ltd.	6,215	58,868
Diamond Power Infrastructure Ltd. (b)	46,868	58,713
Digitide Solutions Ltd. (b)	72,520	57,520
Dilip Buildcon Ltd. (c)	40,473	165,222
Dishman Carbogen Amcis Ltd. (b)	59,013	80,865
Dodla Dairy Ltd.	13,418	137,379
Doms Industries Ltd.	8,555	207,307
Dr. Agarwal's Health Care Ltd. (b)	58,249	249,673
Dynamatic Technologies Ltd.	2,133	202,621
Edelweiss Financial Services Ltd.	383,839	403,350
EFCI Ltd. (b)	23,132	43,460
Elecon Engineering Co. Ltd.	61,668	230,649
Electronics Mart India Ltd. (b)	53,134	49,353
Electrosteel Castings Ltd.	209,343	162,555
Elgi Equipments Ltd.	151,092	744,160
Embassy Developments Ltd. (b)	384,322	159,890
EMS Ltd.	11,449	31,366
eMudhra Ltd.	19,480	76,833
Engineers India Ltd.	139,206	267,305
Entero Healthcare Solutions Ltd. (b)	5,822	76,592
Enviro Infra Engineers Ltd. (b)	28,091	41,579
Epack Durable Ltd. (b)	19,048	39,743
Epigral Ltd.	9,038	77,227
EPL Ltd.	88,574	191,690
Equitas Small Finance Bank Ltd. (b) (c)	261,857	142,815
ESAB India Ltd.	2,986	156,008
Ethos Ltd. (b)	7,727	177,866
Eureka Forbes Ltd. (b)	46,128	214,156
Eveready Industries India Ltd.	26,978	74,706
Exicom Tele-Systems Ltd. (b)	75,683	60,850
FDC Ltd.	33,697	114,077
Fedbank Financial Services Ltd. (b)	45,667	59,722
FIEM Industries Ltd.	12,242	246,637
See accompanying notes to financial statements.

STATE STREET SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Fine Organic Industries Ltd.	4,770	$199,005
Fineotex Chemical Ltd.	430,218	87,269
Finolex Cables Ltd.	41,808	342,270
Finolex Industries Ltd.	104,502	165,211
Five-Star Business Finance Ltd.	118,246	440,016
G R Infraprojects Ltd.	14,623	122,713
Gabriel India Ltd.	47,966	417,894
Galaxy Surfactants Ltd.	7,008	111,908
Gallantt Ispat Ltd.	41,191	238,247
Ganesh Housing Ltd.	20,640	110,154
Ganesha Ecosphere Ltd.	11,048	99,224
Garware Hi-Tech Films Ltd.	5,491	195,814
Garware Technical Fibres Ltd.	27,806	177,729
Gateway Distriparks Ltd.	178,297	95,024
Genesys International Corp. Ltd. (b)	12,087	26,430
Genus Power Infrastructures Ltd.	93,299	211,389
Geojit Financial Services Ltd.	67,438	37,356
GHCL Ltd.	46,937	209,326
Globus Spirits Ltd.	3,893	32,940
GMM Pfaudler Ltd.	20,335	170,014
GMR Power & Urban Infra Ltd. (b)	225,025	212,905
Go Fashion India Ltd. (b)	24,026	63,124
Godawari Power & Ispat Ltd.	133,780	379,131
Godrej Agrovet Ltd. (c)	34,030	191,841
Gokaldas Exports Ltd. (b)	45,247	276,781
Goodluck India Ltd.	12,784	132,923
Granules India Ltd.	96,288	629,814
Graphite India Ltd.	47,360	307,931
Grauer & Weil India Ltd.	85,188	48,742
Gravita India Ltd.	18,558	257,898
Great Eastern Shipping Co. Ltd.	56,957	849,532
Greaves Cotton Ltd.	85,995	109,352
Greenlam Industries Ltd.	81,459	175,425
Greenpanel Industries Ltd. (b)	63,596	114,883
Greenply Industries Ltd.	54,379	103,376
Grindwell Norton Ltd.	31,808	453,769
Gufic Biosciences Ltd.	41,872	120,872
Gujarat Alkalies & Chemicals Ltd.	14,873	89,153
Gujarat Ambuja Exports Ltd.	99,960	143,213
Gujarat Industries Power Co. Ltd.	40,997	52,214
Gujarat Mineral Development Corp. Ltd.	53,611	320,003
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	50,865	196,518
Gujarat Pipavav Port Ltd.	160,064	240,293
Gujarat State Fertilizers & Chemicals Ltd.	155,727	228,578
Gujarat State Petronet Ltd.	137,992	334,109
Gujarat Themis Biosyn Ltd.	18,630	44,567
Gulf Oil Lubricants India Ltd.	7,056	66,172
Gulshan Chemfill Ltd. (b)	16,291	3,634
Happiest Minds Technologies Ltd.	43,729	166,458
Happy Forgings Ltd.	14,421	175,776
Harsha Engineers Ltd. (c)	40,908	135,535
Hathway Cable & Datacom Ltd. (b)	916,887	85,745
Security Description	Shares	Value
HealthCare Global Enterprises Ltd. (b)	27,906	$154,522
HEG Ltd.	56,735	324,444
HeidelbergCement India Ltd.	27,153	39,377
Hemisphere Properties India Ltd. (b)	69,384	81,726
Heritage Foods Ltd.	20,832	64,561
Hester Biosciences Ltd.	3,282	43,568
HFCL Ltd.	368,441	263,603
HG Infra Engineering Ltd.	13,128	59,724
Hikal Ltd.	42,462	65,845
Himatsingka Seide Ltd.	53,842	41,235
Hind Rectifiers Ltd.	8,176	56,901
Hinduja Global Solutions Ltd. (b)	5,133	18,654
Hindustan Construction Co. Ltd. (b)	1,310,698	189,732
Hindustan Foods Ltd. (b)	28,188	151,373
Hindustan Oil Exploration Co. Ltd. (b)	73,617	91,842
Hindware Home Innovation Ltd. (b)	54,502	100,461
Hle Glascoat Ltd.	20,676	54,715
Home First Finance Co. India Ltd. (c)	49,352	470,788
Honasa Consumer Ltd. (b)	83,946	263,967
Honda India Power Products Ltd.	2,607	50,772
HPL Electric & Power Ltd.	29,527	80,037
Hubtown Ltd. (b)	20,556	37,283
ICRA Ltd.	2,154	113,617
ideaForge Technology Ltd. (b)	14,079	55,181
IFB Industries Ltd. (b)	6,159	58,058
IFCI Ltd. (b)	146,010	73,706
IIFL Capital Services Ltd.	79,409	204,407
Imagicaaworld Entertainment Ltd. (b)	107,044	42,276
Indegene Ltd.	29,953	137,246
India Cements Ltd. (b)	54,097	196,086
India Glycols Ltd.	22,997	205,836
India Pesticides Ltd.	74,575	98,565
India Shelter Finance Corp. Ltd.	20,947	166,662
IndiaMart InterMesh Ltd. (c)	12,787	267,769
Indian Energy Exchange Ltd. (c)	299,793	362,696
Indian Metals & Ferro Alloys Ltd.	7,659	97,101
Indo Count Industries Ltd.	77,286	203,342
Indoco Remedies Ltd.	23,953	41,416
Indraprastha Medical Corp. Ltd.	24,053	94,425
Ingersoll Rand India Ltd.	5,821	214,113
Innova Captab Ltd.	12,824	93,271
Inox Green Energy Services Ltd. (b)	102,696	147,209
INOX India Ltd.	9,009	111,605
Intellect Design Arena Ltd.	59,386	374,760
International Gemmological Institute India Ltd.	51,679	173,237
IOL Chemicals & Pharmaceuticals Ltd.	101,284	77,707
ION Exchange India Ltd.	51,725	174,700
See accompanying notes to financial statements.

STATE STREET SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
IRCON International Ltd. (c)	107,181	$130,325
ISGEC Heavy Engineering Ltd.	26,205	238,224
J Kumar Infraprojects Ltd.	42,379	191,099
Jai Balaji Industries Ltd. (b)	186,624	106,526
Jain Irrigation Systems Ltd. (b)	351,206	102,716
Jaiprakash Power Ventures Ltd. (b)	3,003,373	444,575
Jammu & Kashmir Bank Ltd.	226,984	263,267
Jamna Auto Industries Ltd.	141,519	166,990
Jana Small Finance Bank Ltd. (b)	15,789	59,952
Jash Engineering Ltd.	14,277	51,908
Jayaswal NECO Industries Ltd. (b)	125,697	94,821
JBM Auto Ltd.	12,281	66,714
Jindal Saw Ltd.	46,460	89,698
Jindal Worldwide Ltd. (b)	307,041	58,593
JK Lakshmi Cement Ltd.	41,818	246,039
JK Paper Ltd.	51,470	166,269
JK Tyre & Industries Ltd.	79,210	318,097
JTEKT India Ltd.	64,020	79,343
JTL Industries Ltd.	94,640	40,710
Jubilant Ingrevia Ltd.	49,762	285,250
Jubilant Pharmova Ltd.	43,716	376,304
Juniper Hotels Ltd. (b)	24,272	48,606
Jupiter Life Line Hospitals Ltd.	13,633	184,152
Jupiter Wagons Ltd.	70,755	177,617
Just Dial Ltd. (b)	14,485	74,938
Jyothy Labs Ltd.	24,081	50,079
Jyoti Structures Ltd. (b)	88,255	8,328
Kalyani Steels Ltd.	16,443	100,159
Karnataka Bank Ltd.	106,009	249,194
Kaveri Seed Co. Ltd.	14,710	121,559
KCP Ltd.	69,007	91,380
KDDL Ltd.	5,379	114,897
Kennametal India Ltd.	1,843	41,032
Kernex Microsystems India Ltd. (b)	6,372	57,574
Keystone Realtors Ltd.	13,624	53,743
Kingfa Science & Technology India Ltd. (b)	2,595	115,719
Kiri Industries Ltd. (b)	35,425	126,351
Kirloskar Brothers Ltd.	18,968	267,795
Kirloskar Ferrous Industries Ltd.	46,287	170,242
Kirloskar Industries Ltd.	1,578	41,133
Kirloskar Oil Engines Ltd.	55,167	772,930
Kirloskar Pneumatic Co. Ltd.	28,181	309,000
Kitex Garments Ltd.	34,993	52,481
KNR Constructions Ltd.	95,869	114,256
Kolte-Patil Developers Ltd. (b)	27,831	86,824
Kovai Medical Center & Hospital Ltd.	1,404	74,348
KP Energy Ltd.	23,556	62,051
KPI Green Energy Ltd. (c)	59,042	218,617
KRBL Ltd.	50,431	150,046
KRN Heat Exchanger & Refrigeration Ltd. (b)	8,650	77,687
Krsnaa Diagnostics Ltd.	8,354	45,827
KSB Ltd.	35,402	297,422
Security Description	Shares	Value
LA Opala RG Ltd.	45,614	$78,870
Latent View Analytics Ltd. (b)	34,613	91,652
Laxmi Organic Industries Ltd.	26,855	30,610
Le Travenues Technology Ltd. (b)	81,707	150,701
Lemon Tree Hotels Ltd. (b) (c)	334,762	354,425
LG Balakrishnan & Bros Ltd.	15,722	271,778
Lloyds Engineering Works Ltd.	424,576	168,893
Lloyds Enterprises Ltd.	279,312	121,856
LMW Ltd.	3,923	496,203
LT Foods Ltd.	107,961	413,524
Lumax Auto Technologies Ltd.	23,492	377,016
Lumax Industries Ltd.	1,685	82,679
Magellanic Cloud Ltd.	141,875	29,602
Mahanagar Gas Ltd.	16,604	162,401
Mahanagar Telephone Nigam Ltd. (b)	180,135	40,775
Maharashtra Seamless Ltd.	29,532	174,408
Mahindra Holidays & Resorts India Ltd. (b)	70,910	169,110
Mahindra Lifespace Developers Ltd.	72,947	226,304
Mahindra Logistics Ltd. (c)	22,251	78,073
Maithan Alloys Ltd.	6,256	54,949
Man Industries India Ltd. (b)	37,203	124,868
Man Infraconstruction Ltd.	158,777	131,309
Mangalam Cement Ltd.	9,669	78,158
Manorama Industries Ltd.	10,469	124,725
Marathon Nextgen Realty Ltd.	11,708	47,012
Marksans Pharma Ltd.	160,676	265,775
Marsons Ltd.	37,437	48,390
MAS Financial Services Ltd. (c)	60,325	177,861
Mastek Ltd.	11,907	168,495
Max Estates Ltd. (b)	34,088	110,963
Mayur Uniquoters Ltd.	28,745	149,818
Medi Assist Healthcare Services Ltd. (b) (c)	29,834	93,341
Medplus Health Services Ltd. (b)	31,772	281,346
Metropolis Healthcare Ltd. (c)	53,920	246,722
Minda Corp. Ltd.	46,935	250,216
Mishra Dhatu Nigam Ltd. (c)	43,736	124,708
MM Forgings Ltd.	14,342	56,182
MMTC Ltd. (b)	101,581	55,798
MOIL Ltd.	55,988	167,199
Mold-Tek Packaging Ltd.	15,182	75,719
Monarch Networth Capital Ltd.	42,858	112,851
Morepen Laboratories Ltd.	214,152	76,044
Moschip Technologies Ltd. (b)	68,433	106,969
MPS Ltd.	5,120	80,496
Mrs Bectors Food Specialities Ltd.	108,711	205,218
MSTC Ltd.	16,451	63,455
MTAR Technologies Ltd. (b)	13,420	490,639
Nalwa Sons Investments Ltd. (b)	1,289	64,288
Natco Pharma Ltd.	18,507	190,087
National Fertilizers Ltd.	149,885	101,958
Nava Ltd.	84,619	474,131
Navneet Education Ltd.	57,716	74,378
See accompanying notes to financial statements.

STATE STREET SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Nazara Technologies Ltd. (b)	120,616	$296,362
NCC Ltd.	223,661	308,767
NELCO Ltd.	7,563	40,355
Neogen Chemicals Ltd.	11,258	131,988
NESCO Ltd.	18,898	202,033
Netweb Technologies India Ltd.	10,126	330,826
Network People Services Technologies Ltd.	3,329	33,670
Network18 Media & Investments Ltd. (b)	332,900	96,590
Neuland Laboratories Ltd.	5,044	639,589
Newgen Software Technologies Ltd.	40,579	172,115
NIIT Learning Systems Ltd.	54,868	151,677
NIIT Ltd.	56,956	30,253
Nitin Spinners Ltd.	41,321	149,603
NMDC Steel Ltd. (b)	921,775	322,650
NOCIL Ltd.	79,169	128,216
Northern Arc Capital Ltd. (b)	28,002	61,068
NRB Bearings Ltd.	66,197	150,891
Nucleus Software Exports Ltd.	6,641	50,601
Nuvoco Vistas Corp. Ltd. (b)	86,460	256,239
Olectra Greentech Ltd.	27,391	279,040
Optiemus Infracom Ltd. (b)	15,614	48,193
Orient Cement Ltd.	70,387	91,196
Orient Electric Ltd.	63,197	104,142
Orient Green Power Co. Ltd. (b)	992,291	84,113
Orissa Minerals Development Co. Ltd. (b)	2,663	87,752
Paisalo Digital Ltd.	255,231	90,711
Paradeep Phosphates Ltd. (c)	241,518	273,070
Parag Milk Foods Ltd. Class F (c)	60,964	115,605
Paras Defence & Space Technologies Ltd.	34,655	217,505
Patel Engineering Ltd. (b)	589,098	137,882
PC Jeweller Ltd. (b)	1,540,306	122,934
PCBL Chemical Ltd.	104,969	267,766
PDS Ltd.	35,094	96,810
Pearl Global Industries Ltd.	11,606	165,680
Pennar Industries Ltd. (b)	57,221	78,982
PG Electroplast Ltd.	84,100	416,649
Piccadily Agro Industries Ltd. (b)	14,018	76,461
Pilani Investment & Industries Corp. Ltd.	2,947	129,101
Pitti Engineering Ltd.	15,395	111,719
PNC Infratech Ltd.	83,118	140,693
Pokarna Ltd.	12,496	109,435
Polyplex Corp. Ltd.	13,803	108,825
Pondy Oxides & Chemicals Ltd.	5,844	62,304
Power Mech Projects Ltd.	7,987	145,915
Praj Industries Ltd.	81,066	271,833
Prakash Industries Ltd.	82,214	96,370
Precision Wires India Ltd.	48,869	150,499
Premier Explosives Ltd.	15,333	61,672
Pricol Ltd.	45,164	244,703
Prime Focus Ltd. (b)	38,720	134,450
Prism Johnson Ltd. (b)	88,142	116,217
Security Description	Shares	Value
Privi Speciality Chemicals Ltd.	6,760	$206,530
Procter & Gamble Health Ltd.	4,710	238,299
Protean eGov Technologies Ltd.	24,573	115,651
Prudent Corporate Advisory Services Ltd.	7,628	174,920
PSP Projects Ltd. (b)	9,146	55,494
PTC India Financial Services Ltd. (b)	354,072	89,630
PTC India Ltd.	167,841	278,795
Punjab Chemicals & Crop Protection Ltd.	6,317	59,455
Puravankara Ltd. (b)	57,007	98,004
PVR Inox Ltd. (b)	45,391	439,607
Quality Power Electrical Equipments Ltd.	7,184	61,010
Quess Corp. Ltd. (c)	37,893	67,805
R Systems International Ltd.	33,592	82,786
Railtel Corp. of India Ltd.	75,429	195,712
Rain Industries Ltd.	120,634	135,440
Rainbow Children's Medicare Ltd.	30,749	377,065
Rallis India Ltd.	62,405	143,596
Ramco Industries Ltd.	54,560	134,489
Ramkrishna Forgings Ltd.	33,525	164,923
Ramky Infrastructure Ltd. (b)	25,694	115,157
Rane Holdings Ltd.	4,161	43,519
Rashtriya Chemicals & Fertilizers Ltd.	141,227	158,828
Rategain Travel Technologies Ltd. (b)	33,147	153,121
Ratnamani Metals & Tubes Ltd.	8,759	203,330
RattanIndia Enterprises Ltd. (b)	234,445	63,426
RattanIndia Power Ltd. (b)	1,879,255	149,788
Raymond Lifestyle Ltd. (b)	17,760	141,492
Raymond Ltd. (b)	21,432	72,725
Raymond Realty Ltd. (b)	23,580	93,899
RBL Bank Ltd. (c)	300,801	918,906
Redtape Ltd.	105,999	122,853
Refex Industries Ltd.	47,405	94,706
Relaxo Footwears Ltd.	15,234	38,210
Reliance Power Ltd. (b)	1,659,209	356,162
Religare Enterprises Ltd. (b)	74,384	158,534
Repco Home Finance Ltd.	44,782	164,754
Responsive Industries Ltd.	81,063	108,550
Restaurant Brands Asia Ltd. (b)	250,204	151,048
Rhi Magnesita India Ltd.	43,064	153,393
RITES Ltd.	94,474	174,936
Rolex Rings Ltd. (b)	93,458	109,372
Rossari Biotech Ltd.	22,451	89,616
RPG Life Sciences Ltd.	3,713	72,723
RPSG Ventures Ltd. (b)	11,050	93,224
RR Kabel Ltd.	14,642	199,665
Safari Industries India Ltd.	16,265	245,393
Sagar Cements Ltd. (b)	25,054	40,457
Sai Silks Kalamandir Ltd.	44,715	42,561
Saksoft Ltd.	60,253	69,681
Salzer Electronics Ltd.	8,576	44,404
SAMHI Hotels Ltd. (b)	82,526	111,501
See accompanying notes to financial statements.

STATE STREET SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Sammaan Capital Ltd. (b)	460,144	$725,373
Sandhar Technologies Ltd.	14,074	64,844
Sandur Manganese & Iron Ores Ltd.	126,828	229,831
Sangam India Ltd.	17,360	75,902
Sanghvi Movers Ltd.	30,444	74,867
Sanofi Consumer Healthcare India Ltd.	1,378	62,446
Sanofi India Ltd.	4,670	158,034
Sansera Engineering Ltd. (c)	21,633	473,150
Sapphire Foods India Ltd. (b)	97,453	154,550
Saregama India Ltd.	49,734	167,425
Sasken Technologies Ltd.	7,857	91,900
Satin Creditcare Network Ltd. (b)	56,285	83,001
SBFC Finance Ltd. (b)	314,922	268,775
Senco Gold Ltd.	13,588	39,948
Senores Pharmaceuticals Ltd. (b)	9,557	76,538
SG Mart Ltd. (b)	40,317	197,167
Shaily Engineering Plastics Ltd.	12,574	276,327
Shakti Pumps India Ltd.	34,005	164,900
Shanthi Gears Ltd.	10,755	48,906
Sharda Cropchem Ltd.	17,140	157,235
Sharda Motor Industries Ltd.	7,918	59,104
Share India Securities Ltd.	54,108	66,961
Sheela Foam Ltd. (b)	23,355	114,511
Shilchar Technologies Ltd.	2,277	85,303
Shilpa Medicare Ltd.	68,126	250,601
Shipping Corp. of India Land & Assets Ltd.	158,463	58,341
Shipping Corp. of India Ltd.	118,385	274,217
Shivalik Bimetal Controls Ltd.	20,919	85,541
Shoppers Stop Ltd. (b)	40,218	122,542
Shree Renuka Sugars Ltd. (b)	537,686	155,894
Shriram Properties Ltd. (b)	71,233	45,910
Sigachi Industries Ltd.	156,137	27,853
SignatureGlobal India Ltd. (b)	7,490	56,399
Sika Interplant Systems Ltd.	6,280	53,379
Sindhu Trade Links Ltd. (b)	276,788	60,757
SIS Ltd.	22,931	67,766
Siyaram Silk Mills Ltd.	10,456	48,042
SJS Enterprises Ltd.	16,441	268,832
Skipper Ltd.	22,792	80,344
SKY Gold & Diamonds Ltd. (b)	25,274	84,803
SML Mahindra Ltd.	3,495	139,312
Sobha Ltd.	28,984	362,847
Solara Active Pharma Sciences Ltd. (b)	21,877	98,154
Som Distilleries & Breweries Ltd. (b)	145,266	95,431
Somany Ceramics Ltd.	13,973	52,600
Sonata Software Ltd.	76,433	168,904
South Indian Bank Ltd.	692,801	249,952
Spandana Sphoorty Financial Ltd. (b)	24,701	47,957
SpiceJet Ltd. (b)	340,560	34,972
Star Cement Ltd.	82,568	176,925
Steel Strips Wheels Ltd.	41,759	75,035
Security Description	Shares	Value
Sterling & Wilson Renewable (b)	73,836	$115,897
Sterlite Technologies Ltd. (b)	152,910	284,318
STL Networks Ltd. (b)	95,630	16,051
Stove Kraft Ltd.	7,682	36,730
Strides Pharma Science Ltd.	46,204	456,809
Stylam Industries Ltd. (b)	5,645	128,792
Styrenix Performance Materials Ltd.	6,654	126,137
Subros Ltd.	12,486	83,625
Sudarshan Chemical Industries Ltd.	31,399	247,488
Sula Vineyards Ltd.	33,398	49,064
Sun Pharma Advanced Research Co. Ltd. (b)	51,969	62,950
Sundaram-Clayton Ltd. (b)	7,388	92,863
Sunflag Iron & Steel Co. Ltd.	43,204	88,413
Sunteck Realty Ltd.	38,651	111,329
Suprajit Engineering Ltd.	69,072	291,366
Supreme Petrochem Ltd.	24,216	188,522
Supriya Lifescience Ltd.	22,636	134,099
Surya Roshni Ltd.	77,168	153,020
Suryoday Small Finance Bank Ltd. (b)	54,894	68,744
Suven Life Sciences Ltd. (b)	59,519	82,644
Swan Corp. Ltd.	64,355	203,550
Swaraj Engines Ltd.	5,178	180,640
Symphony Ltd.	13,835	100,398
Syrma SGS Technology Ltd.	49,177	400,835
Talbros Automotive Components Ltd.	25,218	61,630
Tamilnad Mercantile Bank Ltd.	32,131	196,278
Tanfac Industries Ltd.	5,226	103,235
Tanla Platforms Ltd.	40,939	162,916
TARC Ltd. (b)	43,355	51,007
Tasty Bite Eatables Ltd.	586	40,356
Tata Teleservices Maharashtra Ltd. (b)	126,671	41,881
Tatva Chintan Pharma Chem Pvt Ltd.	9,375	104,021
Tbo Tek Ltd. (b)	13,278	148,013
TCI Express Ltd.	7,802	37,962
TCPL Packaging Ltd.	2,220	53,346
TD Power Systems Ltd.	74,916	672,436
TeamLease Services Ltd. (b)	7,535	89,651
Technocraft Industries India Ltd.	6,787	156,572
Tega Industries Ltd.	13,030	228,155
Tejas Networks Ltd. (c)	39,855	162,300
Texmaco Rail & Engineering Ltd.	141,312	117,402
Thanga Mayil Jewellery Ltd.	8,382	302,755
Thirumalai Chemicals Ltd. (b)	73,053	127,330
Thomas Cook India Ltd.	109,605	103,805
Thyrocare Technologies Ltd. (c)	22,821	84,103
Tilaknagar Industries Ltd.	69,236	303,774
Time Technoplast Ltd.	178,870	298,756
Timex Group India Ltd. (b)	21,052	54,379
Tips Music Ltd.	33,961	176,771
Titagarh Rail System Ltd.	55,829	338,363
See accompanying notes to financial statements.

STATE STREET SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Tourism Finance Corp. of India Ltd.	255,041	$171,016
Transformers & Rectifiers India Ltd.	77,470	207,747
Transport Corp. of India Ltd.	18,428	179,328
Transrail Lighting Ltd.	8,880	42,317
Trident Ltd.	261,125	61,972
Triveni Engineering & Industries Ltd.	56,633	226,535
Triveni Turbine Ltd.	90,301	418,760
TTK Prestige Ltd.	15,439	69,782
TVS Srichakra Ltd.	2,131	72,154
TVS Supply Chain Solutions Ltd. (b)	116,226	111,473
Uflex Ltd.	26,429	93,165
Ujjivan Small Finance Bank Ltd. (b) (c)	414,578	220,776
Unichem Laboratories Ltd. (b)	28,288	87,519
Universal Cables Ltd.	19,877	136,134
Usha Martin Ltd.	111,550	460,378
UTI Asset Management Co. Ltd.	51,910	513,005
V2 Retail Ltd. (b)	78,840	157,183
VA Tech Wabag Ltd.	27,629	337,145
Vadilal Industries Ltd.	2,056	88,657
Vaibhav Global Ltd.	56,178	103,864
Valor Estate Ltd. (b)	168,150	148,864
Vardhman Textiles Ltd.	68,688	379,255
Varroc Engineering Ltd. (c)	30,558	150,585
Vascon Engineers Ltd. (b)	130,880	37,340
Veedol Corp. Ltd.	7,053	92,668
Venky's India Ltd.	700	8,641
Ventive Hospitality Ltd. (b)	9,463	54,763
Venus Pipes & Tubes Ltd. (c)	9,755	91,946
Vesuvius India Ltd.	63,050	289,396
V-Guard Industries Ltd.	130,011	431,845
Vijaya Diagnostic Centre Ltd.	28,985	263,237
Vimta Labs Ltd.	8,665	34,779
Vindhya Telelinks Ltd.	7,185	73,858
VIP Industries Ltd. (b)	51,076	162,761
Vishnu Chemicals Ltd.	14,314	73,737
Viyash Scientific Ltd. (b)	91,677	176,706
V-Mart Retail Ltd. (b)	22,050	110,937
Voltamp Transformers Ltd.	2,692	246,512
VRL Logistics Ltd.	46,314	114,212
VST Tillers Tractors Ltd.	3,302	167,243
Waaree Renewable Technologies Ltd. (b)	18,048	148,858
Walchandnagar Industries Ltd. (b)	54,297	75,364
Websol Energy System Ltd. (b)	193,190	132,108
Welspun Enterprises Ltd.	52,512	230,176
Welspun Living Ltd.	70,192	80,161
West Coast Paper Mills Ltd.	19,491	83,575
Westlife Foodworld Ltd.	39,811	202,017
Wheels India Ltd.	19,728	207,422
Whirlpool of India Ltd.	39,280	327,041
Windsor Machines Ltd. (b)	22,981	49,803
Wonderla Holidays Ltd.	14,658	75,076
Security Description	Shares	Value
WPIL Ltd.	30,353	$110,693
XPRO India Ltd.	12,268	130,960
Yatharth Hospital & Trauma Care Services Ltd. Class C (b)	27,796	180,860
Zaggle Prepaid Ocean Services Ltd. (b)	45,267	89,471
Zee Entertainment Enterprises Ltd.	567,037	431,277
Zen Technologies Ltd.	27,140	365,973
Zydus Wellness Ltd.	51,800	232,844
		104,086,025
INDONESIA — 2.2%
AKR Corporindo Tbk. PT	7,400,400	611,819
Astra Agro Lestari Tbk. PT	831,622	369,458
Astra Otoparts Tbk. PT	2,329,100	357,701
Bank BTPN Syariah Tbk. PT	2,866,824	179,656
Bank Danamon Indonesia Tbk. PT	2,238,188	334,520
Bank Jago Tbk. PT (b)	2,866,700	222,663
Bank OCBC Nisp Tbk. PT	6,174,300	532,252
Bank Pan Indonesia Tbk. PT	3,903,200	217,042
Bank Tabungan Negara Persero Tbk. PT	5,459,399	403,163
Blue Bird Tbk. PT	1,462,400	141,555
Bukit Asam Persero Tbk. PT	2,228,500	416,996
Bumi Serpong Damai Tbk. PT (b)	8,075,700	351,644
Bumitama Agri Ltd.	301,000	429,283
Dharma Satya Nusantara Tbk. PT	4,033,500	401,107
Gudang Garam Tbk. PT	315,400	261,681
Harum Energy Tbk. PT (b)	4,013,770	240,904
Indika Energy Tbk. PT	1,741,600	324,862
Indo Tambangraya Megah Tbk. PT	375,200	656,261
Indocement Tunggal Prakarsa Tbk. PT	1,291,300	383,716
Inti Agri Resources Tbk. PT (b) (d)	258,200	—
ITSEC Asia Tbk. PT (b)	1,166,800	89,255
Japfa Comfeed Indonesia Tbk. PT	4,317,747	597,058
Jasa Marga Persero Tbk. PT	1,175,500	212,350
Matahari Department Store Tbk. PT	1,181,500	127,226
Medco Energi Internasional Tbk. PT	5,598,000	601,156
Medikaloka Hermina Tbk. PT	6,845,253	529,672
Mitra Adiperkasa Tbk. PT	6,664,500	472,548
Pabrik Kertas Tjiwi Kimia Tbk. PT	1,234,085	646,289
Pacific Strategic Financial Tbk. PT (b)	6,776,100	452,551
Pam Mineral Tbk. PT	1,241,000	59,149
Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	3,318,623	281,198
Raharja Energi Cepu PT	652,700	186,272
Rimo International Lestari Tbk. PT (b) (d)	100,200	—
Rukun Raharja Tbk. PT	451,300	96,397
Saratoga Investama Sedaya Tbk. PT	2,166,400	221,172
Sawit Sumbermas Sarana Tbk. PT	2,871,300	246,674
See accompanying notes to financial statements.

STATE STREET SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Selamat Sempurna Tbk. PT	2,608,800	$270,175
Semen Indonesia Persero Tbk. PT	2,803,400	405,800
Siloam International Hospitals Tbk. PT (b)	778,700	124,174
Solusi Sinergi Digital Tbk. PT	1,364,300	170,994
Sumber Tani Agung Resources Tbk. PT	4,947,900	374,124
Surya Semesta Internusa Tbk. PT	2,475,600	195,927
TBS Energi Utama Tbk. PT	1,081,300	37,221
Timah Tbk. PT	2,559,412	503,012
Trada Alam Minera Tbk. PT (b) (d)	6,757,200	—
Transcoal Pacific Tbk. PT	534,000	352,711
Triputra Agro Persada PT	4,081,800	456,349
Ultrajaya Milk Industry & Trading Co. Tbk. PT	2,332,800	208,647
		14,754,384
IRAQ — 0.1%
United Energy Group Ltd. (a)	4,570,000	320,591
KUWAIT — 1.5%
A'ayan Leasing & Investment Co. KSCP	210,303	144,685
Agility Public Warehousing Co. KSCC	1,259,803	512,711
Al Mazaya Holding Co. KSCP (b)	444,175	100,427
Al Safat Investment Co.	134,061	103,490
Ali Alghanim Sons Automotive Co. KSCC	90,028	313,760
Alimtiaz Investment Group KSC (b)	492,580	66,027
Arabi Group Holding KSC (b) (d)	287,929	268,539
Arzan Financial Group for Financing & Investment KPSC	369,383	396,108
Boubyan Petrochemicals Co. KSCP	245,208	439,569
Combined Group Contracting Co. SAK	52,517	167,763
Commercial Real Estate Co. KSC	1,067,488	624,081
Gulf Cables & Electrical Industries Group Co. KSCP	93,151	600,246
Heavy Engineering & Ship Building Co. KSCP Class B	78,680	195,175
Humansoft Holding Co. KSC	60,606	472,555
IFA Hotels & Resorts-KPSC (b)	31,229	86,848
Integrated Holding Co. KCSC	125,542	154,089
International Financial Advisors KSC (b)	492,169	580,238
Kuwait Business Town Real Estate Co. KSCP	245,339	58,561
Kuwait Cement Co. KSC	130,623	183,530
Kuwait International Bank KSCP	639,209	584,290
Kuwait Investment Co. SAK	113,311	66,245
Kuwait Projects Co. Holding KSCP (b)	487,491	119,196
Kuwait Real Estate Co. KSC (b)	430,235	472,480
Kuwait Telecommunications Co.	191,897	415,901
Security Description	Shares	Value
Marakez Real Estate Development Co. KPSC (b)	21,813	$11,977
Mezzan Holding Co. KSCC	84,979	312,633
National Industries Group Holding SAK	1,364,741	1,009,450
National Investments Co. KSCP	418,265	375,574
National Real Estate Co. KPSC (b)	773,740	172,442
Noor Financial Investment Co. KSC	144,358	183,711
Oula Fuel Marketing Co.	87,285	69,636
Rasiyat Holding Co. (b)	92,471	112,005
Salhia Real Estate Co. KSCP	295,676	377,235
Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC	321,144	141,071
United Real Estate Co. SAKP (b)	113,143	94,286
		9,986,534
MALAYSIA — 3.9%
Aeon Co. M Bhd.	376,000	99,363
AEON Credit Service M Bhd.	108,700	145,238
AFFIN Bank Bhd.	654,142	399,044
Alliance Bank Malaysia Bhd.	784,364	933,721
Allianz Malaysia Bhd.	23,100	116,841
Alpha IVF Group Bhd.	1,423,100	91,382
Ancom Nylex Bhd.	771,243	174,287
Aumas Resources Bhd.	1,466,000	182,843
Aurelius Technologies Bhd.	436,100	62,469
Axis Real Estate Investment Trust	1,161,819	550,924
Bank Islam Malaysia Bhd.	793,818	470,527
Berjaya Corp. Bhd. (b)	2,151,359	138,146
Bumi Armada Bhd.	2,468,300	210,314
Bursa Malaysia Bhd.	469,447	986,662
Cahya Mata Sarawak Bhd.	469,600	132,216
Capital A Bhd. (b)	1,926,100	197,415
Capitaland Malaysia Trust REIT	1,110,484	165,928
Carlsberg Brewery Malaysia Bhd. Class B	107,500	447,098
Chin Hin Group Bhd. (b)	50,000	26,303
CTOS Digital Bhd.	1,473,200	225,583
D&O Green Technologies Bhd. (b)	682,324	74,147
Dayang Enterprise Holdings Bhd.	525,900	246,779
DRB-Hicom Bhd.	517,100	139,204
Duopharma Biotech Bhd.	285,491	89,546
DXN Holdings Bhd.	583,100	66,965
Eastern & Oriental Bhd.	531,400	88,589
Eco World Development Group Bhd.	802,500	402,340
EG Industries Bhd.	451,000	119,182
Ekovest Bhd. (b)	1,844,700	93,397
Farm Fresh Bhd.	523,700	311,711
Frontken Corp. Bhd.	712,415	658,047
Gas Malaysia Bhd.	297,600	440,998
Genting Plantations Bhd.	313,447	406,421
Greatech Technology Bhd. (b)	573,200	257,650
Hap Seng Plantations Holdings Bhd.	152,200	89,463
See accompanying notes to financial statements.

STATE STREET SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Hartalega Holdings Bhd. (b)	1,227,400	$348,607
Heineken Malaysia Bhd.	96,000	535,836
Hextar Global Bhd.	1,022,356	207,047
Hibiscus Petroleum Bhd.	569,360	317,795
Inari Amertron Bhd.	2,485,200	791,778
ITMAX SYSTEM Bhd.	215,400	236,732
Jaya Tiasa Holdings Bhd.	384,200	114,814
Johor Plantations Group Bhd.	419,600	191,716
Kelington Group Bhd.	401,642	491,017
Kerjaya Prospek Group Bhd.	208,300	112,664
KSL Holdings Bhd.	270,196	198,193
LBS Bina Group Bhd.	651,900	69,231
Leong Hup International Bhd.	1,087,000	190,608
Lotte Chemical Titan Holding Bhd. (b) (c)	651,800	61,977
Mah Sing Group Bhd.	1,188,600	293,554
Malakoff Corp. Bhd.	1,358,300	265,018
Malayan Cement Bhd.	185,600	277,323
Malayan Flour Mills Bhd.	878,519	121,504
Malaysia Smelting Corp. Bhd.	310,000	143,171
Malaysian Pacific Industries Bhd.	53,600	380,985
Malaysian Resources Corp. Bhd.	1,662,200	108,788
Matrix Concepts Holdings Bhd.	950,425	298,108
MBM Resources Bhd.	100,800	119,496
MBSB Bhd.	2,308,807	370,641
Mega First Corp. Bhd.	350,219	247,376
Mi Technovation Bhd.	246,000	155,535
MNRB Holdings Bhd.	170,900	94,546
Nam Cheong Ltd. (b)	203,000	228,152
Nationgate Holdings Bhd.	534,800	85,853
NEXG Bhd. (b)	1,263,700	82,707
Nextgreen Global Bhd. (b)	365,000	71,215
Oriental Holdings Bhd.	51,400	90,766
Oriental Kopi Holdings Bhd.	300,800	75,033
OSK Holdings Bhd.	863,050	336,779
Padini Holdings Bhd.	321,150	123,733
Pavilion Real Estate Investment Trust	884,100	377,746
Pekat Group Bhd.	233,400	75,513
Pentamaster Corp. Bhd. (b)	388,059	283,688
PIE Industrial Bhd.	178,279	51,075
Ranhill Utilities Bhd. (b)	268,200	111,281
RCE Capital Bhd.	291,600	75,619
Sam Engineering & Equipment M Bhd.	249,300	196,411
Scientex Bhd.	582,164	487,413
SKP Resources Bhd.	378,415	36,916
Solarvest Holdings Bhd. (b)	317,500	174,080
Southern Cable Group Bhd.	489,000	216,179
Southern Score Builders Bhd.	1,399,400	197,001
SP Setia Bhd. Group	1,904,109	406,780
Sports Toto Bhd.	389,472	121,199
Sunway Construction Group Bhd.	256,800	404,005
Sunway Real Estate Investment Trust	1,667,800	951,499
Supermax Corp. Bhd. (b)	1,505,591	113,412
Security Description	Shares	Value
Syarikat Takaful Malaysia Keluarga Bhd.	361,714	$294,803
Ta Ann Holdings Bhd.	246,311	330,321
Tanco Holdings Bhd. (b)	1,626,700	582,543
TMK Chemical Bhd.	663,700	229,484
Top Glove Corp. Bhd.	3,227,400	549,989
TSH Resources Bhd. (b)	571,772	196,286
Uchi Technologies Bhd.	216,600	135,876
UEM Sunrise Bhd.	904,600	101,653
Unisem M Bhd.	346,282	223,215
UWC Bhd. (b)	358,927	359,016
ViTrox Corp. Bhd.	483,400	501,427
VS Industry Bhd.	1,941,926	98,319
VSTECS Bhd.	78,000	88,037
Wasco Bhd.	200,000	54,334
WCE Holdings Bhd. (b)	917,600	149,572
WCT Holdings Bhd. (b)	999,600	88,875
Yinson Holdings Bhd.	1,454,490	808,250
YTL Hospitality REIT	303,500	73,458
Zetrix Ai Bhd.	3,376,245	617,046
		26,841,362
MEXICO — 1.3%
Alpek SAB de CV (a) (b)	882,864	557,372
Betterware de Mexico SAPI de CV	4,161	70,154
Bolsa Mexicana de Valores SAB de CV	350,384	736,444
Controladora Vuela Cia de Aviacion SAB de CV ADR (a) (b)	64,131	464,308
FIBRA Macquarie Mexico REIT (c)	504,452	1,158,689
Fibra MTY SAPI de CV REIT	1,577,163	1,332,260
Genomma Lab Internacional SAB de CV Class B (a)	403,072	404,826
Grupo Herdez SAB de CV (a)	68,074	318,155
Grupo Nutrisa SAB de CV (a) (b)	69,438	16,165
Grupo Rotoplas SAB de CV (a)	87,977	58,468
Grupo Televisa SAB (a)	1,418,381	818,410
Grupo Traxion SAB de CV (a) (b) (c)	197,825	145,506
La Comer SAB de CV (a)	315,764	745,239
Megacable Holdings SAB de CV (a)	263,462	909,336
Nemak SAB de CV (a) (b) (c)	1,349,673	261,085
Orbia Advance Corp. SAB de CV (a) (b)	644,727	771,535
		8,767,952
MONACO — 0.1%
Costamare, Inc.	35,460	599,274
Safe Bulkers, Inc.	60,013	379,882
		979,156
PERU — 0.0% *
Auna SA Class A (b)	18,138	99,940
PHILIPPINES — 0.4%
Alliance Global Group, Inc.	2,271,883	335,827
Apex Mining Co., Inc.	1,099,400	269,285
See accompanying notes to financial statements.

STATE STREET SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Converge Information & Communications Technology Solutions, Inc.	1,700,300	$341,459
D&L Industries, Inc.	2,115,252	125,348
DigiPlus Interactive Corp.	1,109,600	291,875
First Gen Corp.	267,200	78,643
Manila Water Co., Inc.	796,300	555,116
Philcomsat Holdings Corp. (b) (d)	36,115	—
Philippine National Bank	75,020	69,463
Robinsons Land Corp.	1,356,972	388,664
Robinsons Retail Holdings, Inc.	244,500	185,941
Synergy Grid & Development Phils, Inc.	898,600	326,898
Wilcon Depot, Inc.	672,800	66,671
		3,035,190
POLAND — 0.8%
11 bit studios SA (b)	2,177	76,498
Auto Partner SA	53,792	259,722
Bioceltix SA (b)	2,816	57,709
Bloober Team SA (b)	10,511	67,103
Celon Pharma SA (b)	12,281	65,159
Comp SA (b)	4,874	70,076
Creotech Instruments SA (b)	974	184,974
Cyber Folks SA	1,570	72,519
Datawalk SA (b)	2,602	98,411
Diagnostyka SA	11,264	517,871
Dom Development SA	4,120	248,655
Eurocash SA (b)	87,317	134,089
Grupa Azoty SA (b)	20,532	103,925
Grupa Pracuj SA	4,496	48,059
Jastrzebska Spolka Weglowa SA (b)	31,010	286,639
Lubawa SA (b)	33,008	76,941
Lubelski Wegiel Bogdanka SA (b)	12,307	112,405
Mirbud SA	54,852	163,906
Mo-BRUK SA	3,204	292,206
Neuca SA	403	72,427
Niewiadow SA (b)	17,559	78,939
PKP Cargo SA (b)	23,164	85,683
PlayWay SA	2,469	163,251
Polimex-Mostostal SA (b)	46,220	95,092
Rainbow Tours SA	8,165	284,282
Ryvu Therapeutics SA (b)	10,061	60,991
Selvita SA (b)	8,038	75,679
Shoper SA	5,390	58,266
Synektik SA	3,845	302,398
TEN Square Games SA	7,697	205,429
Text SA	14,134	142,400
Torpol SA	5,820	99,913
Voxel SA	4,080	114,475
Warsaw Stock Exchange	24,965	478,802
Wirtualna Polska Holding SA	4,511	70,423
		5,325,317
QATAR — 0.3%
Al Khaleej Takaful Group QSC	79,896	52,599
Security Description	Shares	Value
Al Meera Consumer Goods Co. QSC	60,068	$217,769
Baladna (b)	636,552	211,368
Gulf International Services QSC	674,556	368,866
Gulf Warehousing Co.	155,209	89,604
Lesha Bank LLC (b)	816,016	404,310
Mannai Corp. QSC	51,615	61,666
Medicare Group	121,892	170,234
Meeza QSTP LLC	120,644	108,616
Qatar National Cement Co. QSC (b)	79,284	63,062
Qatari Investors Group QSC	362,801	133,223
Salam International Investment Ltd. QSC	578,966	114,489
United Development Co. QSC	1,048,335	252,222
		2,248,028
RUSSIA — 0.0%
M.Video PJSC (b) (d)	61,705	—
Mosenergo PJSC (b) (d)	8,150,848	—
OGK-2 PJSC (b) (d)	21,527,092	—
		—
SAUDI ARABIA — 3.8%
Abdullah Saad Mohammed Abo Moati Stationaries Co.	8,173	92,258
Advanced Building Industries Co. (b)	21,860	224,856
AFG International Co. (b)	32,134	132,472
Al Babtain Power & Telecommunication Co.	25,501	447,827
Al Hammadi Holding	39,641	282,048
Al Hassan Ghazi Ibrahim Shaker Co.	19,546	84,901
Al Jouf Agricultural Development Co.	15,022	211,964
Al Jouf Cement Co. (b)	39,325	53,235
Al Khaleej Training & Education Co. (b)	26,205	108,239
Al Maather REIT Fund	48,237	113,118
Al Majed for Oud Co.	8,027	356,580
Al Masane Al Kobra Mining Co.	22,523	521,571
Al Moammar Information Systems Co.	11,461	493,856
Al Rajhi REIT	171,571	370,337
Al Taiseer Group TALCO Industrial Co.	7,792	70,599
Al Yamamah Steel Industries Co. (b)	24,565	231,995
Alahli REIT Fund 1	63,926	111,069
Alandalus Property Co.	40,166	167,510
Alaseel Co.	112,300	107,135
Al-Dawaa Medical Services Co.	5,133	70,102
Al-Etihad Cooperative Insurance Co.	58,840	99,410
Alinma Retail REIT Fund	56,527	69,593
AlJazira Takaful Ta'awuni Co.	31,667	97,045
Alkhabeer REIT	67,866	102,181
See accompanying notes to financial statements.

STATE STREET SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
AlKhorayef Water & Power Technologies Co.	11,619	$371,550
Almawarid Manpower Co.	7,052	164,527
Almunajem Foods Co.	15,839	219,904
AlSaif Stores For Development & Investment Co. (b)	92,647	165,908
Alujain Corp.	23,891	180,173
AME Co. for Medical Supplies	2,567	62,249
Amlak International Finance Co. (b)	56,382	149,346
Arabian Cement Co.	28,767	182,908
Arabian Contracting Services Co. (b)	4,742	153,913
Arabian Drilling Co. (b)	5,789	126,267
Arabian Shield Cooperative Insurance Co. (b)	35,643	102,391
Armah Sports Co. (b)	3,969	71,921
ARTEX Industrial Investment Co. (b)	26,967	73,084
Ataa Educational Co.	11,770	174,232
Ayyan Investment Co. (b)	23,783	66,610
BAAN Holding Group Co. (b)	276,533	130,433
Basic Chemical Industries Ltd.	22,880	157,305
Batic Investments & Logistic Co. (b)	166,725	98,633
Bawan Co. (b)	24,770	298,090
BinDawood Holding Co.	61,992	77,312
Bonyan REIT	33,544	85,009
City Cement Co.	40,361	135,519
Derayah Financial Co.	55,825	324,602
Derayah REIT	62,838	86,908
East Pipes Integrated Co. for Industry	5,831	248,617
Eastern Province Cement Co.	33,458	216,212
Emaar Economic City (b)	60,068	155,909
Etihad GO Telecom Co.	10,057	231,285
First Milling Co.	5,979	90,021
Fitaihi Holding Group	184,868	127,594
GAS Arabian Services Co. Ltd.	19,328	72,108
Gulf Insurance Group	25,150	161,988
Gulf Union Cooperative Insurance Co. (b)	27,351	75,364
Halwani Brothers Co. (b)	12,937	107,354
Herfy Food Services Co. (b)	14,704	57,208
Jahez International Co. (b)	74,566	224,934
Knowledge Economic City Co. (b)	26,009	80,399
Ladun Investment Co. (b)	122,471	68,863
L'Azurde Co. for Jewelry (b)	25,507	80,003
Lumi Rental Co. (b)	17,378	169,677
Maharah Human Resources Co.	180,529	282,873
Malath Cooperative Insurance Co. (b)	38,422	98,599
Mediterranean & Gulf Cooperative Insurance & Reinsurance Co. (b)	51,177	189,019
Methanol Chemicals Co. (b)	50,843	113,538
Miahona	35,501	146,352
Security Description	Shares	Value
Middle East Healthcare Co.	21,326	$197,086
Middle East Paper Co. (b)	33,596	153,002
Middle East Pharmaceutical Co.	4,038	104,861
Middle East Specialized Cables Co.	22,025	135,873
Modern Mills Co.	21,201	157,965
Najran Cement Co. (b)	97,298	163,088
Nama Chemicals Co. (b)	13,309	71,429
Naqi Water Co. (b)	3,832	53,560
Naseej International Trading Co. (b)	3,247	20,472
National Agriculture Development Co. (b)	40,689	193,003
National Co. for Glass Industries	9,077	89,207
National Co. for Learning & Education	9,812	309,583
National Gas & Industrialization Co.	5,596	124,965
National Gypsum (b)	19,402	77,606
National Industrialization Co. (b)	161,477	396,743
Nayifat Finance Co.	45,539	121,232
Nice One Beauty Digital Marketing Co. (b)	29,908	97,393
Northern Region Cement Co.	47,442	89,003
Perfect Presentation For Commercial Services Co. (b)	112,147	210,989
Qassim Cement Co.	32,547	382,488
Rasan Information Technology Co. (b)	25,158	905,061
Retal Urban Development Co.	128,083	462,145
Riyad REIT Fund	152,612	204,155
Riyadh Cement Co.	30,639	195,546
Saudi Advanced Industries Co.	22,960	102,239
Saudi Arabia Refineries Co. (b)	6,493	82,361
Saudi Arabian Amiantit Co. (b)	31,208	112,770
Saudi Automotive Services Co. (b)	27,954	406,728
Saudi Azm For Communications & Information Technology Co. (b)	12,348	71,338
Saudi Cable Co. (b)	2,131	96,538
Saudi Cement Co.	32,861	304,038
Saudi Ceramic Co.	28,444	222,240
Saudi Chemical Co. Holding	106,562	230,014
Saudi Co. For Hardware CJSC	11,268	75,128
Saudi Fisheries Co. (b)	4,557	50,687
Saudi Kayan Petrochemical Co. (b)	659,334	982,166
Saudi Manpower Solutions Co.	58,210	86,867
Saudi Marketing Co. (b)	19,382	66,938
Saudi Paper Manufacturing Co. (b)	13,137	197,269
Saudi Pharmaceutical Industries & Medical Appliances Corp. (b)	25,951	210,645
Saudi Public Transport Co. (b)	71,496	206,909
Saudi Real Estate Co. (b)	27,011	95,949
Saudi Reinsurance Co. (b)	56,462	370,134
Saudi Steel Pipe Co.	18,058	212,215
Savola Group (b)	107,761	763,855
See accompanying notes to financial statements.

STATE STREET SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Scientific & Medical Equipment House Co.	11,428	$95,624
Sedco Capital REIT Fund	120,938	230,751
Seera Group Holding (b)	74,817	393,763
Shams (b)	47,598	181,128
SHL Finance Co. (b)	41,811	161,780
Sinad Holding Co. (b)	66,474	153,404
Southern Province Cement Co.	31,539	199,188
Sumou Real Estate Co.	14,742	111,883
Sustained Infrastructure Holding Co.	35,286	322,150
Tabuk Cement Co.	32,909	73,928
Takween Advanced Industries Co. (b)	48,408	69,014
Tamkeen Human Resources Co.	5,270	64,460
Tanmiah Food Co.	5,668	82,922
Theeb Rent A Car Co.	26,428	206,348
Umm Al-Qura Cement Co. (b)	27,971	89,296
United Electronics Co.	22,617	487,285
United International Holding Co. (b)	5,345	179,610
United International Transportation Co.	33,830	373,946
United Wire Factories Co.	23,102	108,781
Walaa Cooperative Insurance Co. (b)	63,283	159,700
Wataniya Insurance Co. (b)	22,556	73,932
Yamama Cement Co.	68,313	468,211
Yanbu Cement Co.	55,025	218,481
Zahrat Al Waha For Trading Co.	213,170	134,062
		25,779,742
SINGAPORE — 0.1%
Geo Energy Resources Ltd.	526,800	210,287
Guan Chong Bhd.	711,123	130,844
Riverstone Holdings Ltd. (a)	459,300	243,864
		584,995
SOUTH AFRICA — 3.9%
Advtech Ltd.	380,205	937,547
AECI Ltd.	59,353	396,288
Afrimat Ltd.	80,111	171,290
Altron Ltd. Class A	77,790	90,344
Astral Foods Ltd.	21,113	314,472
Attacq Ltd. REIT	362,003	346,406
AVI Ltd.	202,330	1,227,514
Blu Label Unlimited Group Ltd.	128,164	62,444
Boxer Retail Ltd. (a)	101,922	447,046
Burstone Group Ltd. REIT	293,477	156,018
Coronation Fund Managers Ltd.	188,692	486,680
DataTec Ltd.	142,857	584,531
Dis-Chem Pharmacies Ltd. (a) (c)	311,661	677,670
DRDGOLD Ltd.	293,141	846,157
Equites Property Fund Ltd. REIT	464,434	457,176
Fairvest Ltd. Class B, REIT	1,110,811	414,019
Famous Brands Ltd.	50,955	150,179
Security Description	Shares	Value
Fortress Real Estate Investments Ltd. Class B (a)	662,982	$855,960
Grindrod Ltd.	411,096	450,302
Hosken Consolidated Investments Ltd. (a)	25,742	248,194
Hudaco Industries Ltd.	8,164	90,475
Hyprop Investments Ltd. REIT	228,495	717,088
JSE Ltd.	55,182	514,989
Life Healthcare Group Holdings Ltd.	891,996	601,873
Motus Holdings Ltd.	107,669	729,577
Nampak Ltd. (a) (b)	4,624	123,505
Netcare Ltd.	727,766	702,363
Ninety One Ltd.	121,119	360,651
Oceana Group Ltd.	50,698	156,974
Omnia Holdings Ltd.	121,397	677,284
Pan African Resources PLC (a)	1,212,111	2,230,553
Pick n Pay Stores Ltd. (a) (b)	296,402	330,730
PPC Ltd.	819,557	284,397
Premier Group Ltd. (a)	10,457	106,449
PSG Financial Services Ltd. (a)	758,708	1,182,995
Raubex Group Ltd.	107,876	306,975
Redefine Properties Ltd. REIT	4,603,129	1,600,036
Resilient REIT Ltd.	168,702	780,459
Reunert Ltd.	96,070	365,703
SA Corporate Real Estate Ltd. REIT	1,604,416	304,621
Sappi Ltd. (a) (b)	328,803	324,049
Southern Sun Ltd.	170,515	101,607
SPAR Group Ltd. (a) (b)	115,657	423,980
Stor-Age Property REIT Ltd.	232,956	227,274
Sun International Ltd.	106,671	295,195
Telkom SA SOC Ltd.	212,984	731,617
Thungela Resources Ltd.	76,340	747,813
Truworths International Ltd. (a)	346,368	1,045,529
Tsogo Sun Ltd.	205,432	82,689
Vukile Property Fund Ltd. REIT	651,359	840,954
We Buy Cars Holdings Ltd. (a)	187,703	436,429
Wilson Bayly Holmes-Ovcon Ltd.	22,612	204,779
		26,949,849
TAIWAN — 28.9%
104 Corp.	7,000	48,170
91APP, Inc.	78,000	145,167
Aaeon Technology, Inc.	32,542	114,513
Abico Avy Co. Ltd. (a)	120,040	133,670
Ability Enterprise Co. Ltd. (a)	146,541	305,733
Ability Opto-Electronics Technology Co. Ltd. (a)	59,070	170,540
AblePrint Technology Co. Ltd. (a)	6,483	435,985
AcBel Polytech, Inc. (a)	487,709	695,637
Ace Pillar Co. Ltd.	17,000	34,883
Acepodia, Inc. (b)	214,353	81,128
Acer E-Enabling Service Business, Inc.	15,000	85,627
ACES Electronic Co. Ltd. (a)	74,000	126,150
Acme Electronics Corp. (b)	76,221	54,597
See accompanying notes to financial statements.

STATE STREET SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Action Electronics Co. Ltd. (a)	146,000	$45,531
Actron Technology Corp. (a)	55,983	208,382
ADATA Technology Co. Ltd. (a)	179,961	1,885,735
Addcn Technology Co. Ltd.	10,549	54,609
Adlink Technology, Inc.	98,000	176,566
Advanced Ceramic X Corp. (a)	37,642	155,419
Advanced Echem Materials Co. Ltd. (a)	47,157	1,177,081
Advanced International Multitech Co. Ltd.	70,805	137,535
Advanced Power Electronics Corp.	44,793	135,346
Advanced Wireless Semiconductor Co. (a)	87,426	322,686
Advancetek Enterprise Co. Ltd.	185,042	151,067
AGV Products Corp.	252,000	81,189
AIC, Inc.	17,682	261,607
Alar Pharmaceuticals, Inc.	25,767	133,792
Alcor Micro Corp. (a) (b)	52,837	150,066
Alexander Marine Co. Ltd. (a)	34,763	169,629
ALI Corp. (b)	81,565	54,853
All Ring Tech Co. Ltd. (a)	49,555	1,255,538
Allied Circuit Co. Ltd.	25,613	191,076
Allied Supreme Corp. (a) (b)	33,000	223,475
Allis Electric Co. Ltd.	145,048	460,506
Alltek Technology Corp. (a)	152,000	197,072
Alltop Technology Co. Ltd.	30,607	258,489
Alpha Networks, Inc.	168,285	184,498
Altek Corp. (a)	180,011	197,635
Amazing Microelectronic Corp.	49,664	112,781
Ambassador Hotel	100,000	131,217
AMPACS Corp.	26,412	18,464
Ampak Technology, Inc.	27,000	54,811
AMPOC Far-East Co. Ltd. (a)	70,184	231,605
AmTRAN Technology Co. Ltd. (a)	253,585	247,874
Andes Technology Corp. (a) (b)	25,089	134,980
Anpec Electronics Corp.	36,582	240,867
AP Memory Technology Corp.	81,324	1,124,342
Apac Opto Electronics, Inc. (a)	37,000	116,312
Apacer Technology, Inc.	67,000	272,443
APAQ Technology Co. Ltd. (a)	25,000	116,906
Apex Biotechnology Corp.	67,000	61,300
Apex Dynamics, Inc. (a)	8,000	156,146
Apex International Co. Ltd. (b)	24,678	30,992
ARBOR Technology Corp.	81,000	96,658
Arcadyan Technology Corp.	107,318	510,239
Ardentec Corp.	256,083	1,245,571
Argosy Research, Inc. (a)	44,368	210,252
Arizon RFID Technology Cayman Co. Ltd.	24,000	65,311
Asia Optical Co., Inc. (a)	141,540	535,700
Asia Polymer Corp. (a)	363,020	210,068
ASIX Electronics Corp.	30,703	86,049
ASRock Rack, Inc.	14,223	113,001
ASROCK, Inc. (a)	34,801	219,887
Aten International Co. Ltd.	38,000	82,490
Auden Techno Corp. (a)	26,000	136,221
Security Description	Shares	Value
Aurotek Corp. (a)	37,000	$109,947
Avalue Technology, Inc.	31,000	81,160
Avermedia Technologies (a)	66,000	68,952
Axiomtek Co. Ltd.	50,052	125,717
Azurewave Technologies, Inc. (a)	69,000	116,763
Bafang Yunji International Co. Ltd.	29,661	166,072
Bank of Kaohsiung Co. Ltd.	291,333	109,808
Baotek Industrial Materials Ltd. (a)	73,000	221,261
Basso Industry Corp.	47,000	47,706
BenQ Materials Corp.	99,822	68,536
BES Engineering Corp. (a) (b)	994,372	410,563
Billion Electric Co. Ltd. (a) (b)	95,000	56,608
Bin Chuan Enterprise Co. Ltd. (a) (b)	87,000	133,344
Bionet Corp.	31,000	73,403
Biostar Microtech International Corp. (b)	130,251	122,429
Bioteque Corp.	26,729	97,402
Bonny Worldwide Ltd.	14,000	64,373
Brave C&H Supply Co. Ltd.	14,000	31,573
Brighton-Best International Taiwan, Inc.	261,227	276,588
Brillian Network & Automation Integrated System Co. Ltd.	21,813	240,168
Brogent Technologies, Inc.	36,509	102,778
Browave Corp. (a)	46,337	1,142,119
C Sun Manufacturing Ltd.	59,322	751,499
Calin Technology Co. Ltd. (b)	57,000	48,941
Capital Securities Corp.	1,426,771	1,222,819
Career Technology MFG. Co. Ltd. (b)	188,196	93,303
Cashbox Partyworld Co. Ltd.	35,025	76,689
Castles Technology Co. Ltd.	59,700	85,899
Caswell, Inc.	45,166	109,913
Cathay Real Estate Development Co. Ltd.	453,332	320,466
CCP Contact Probes Co. Ltd. (a) (b)	84,060	429,897
Cenra, Inc.	43,000	43,982
Center Laboratories, Inc. (a)	442,692	560,808
Central Reinsurance Co. Ltd.	242,178	232,936
Century Iron & Steel Industrial Co. Ltd. (a)	114,000	399,374
Century Wind Power Co. Ltd.	39,227	226,994
CH Biotech R&D Co. Ltd.	33,000	89,287
Champion Microelectronic Corp. (a)	47,000	76,153
Chang Wah Electromaterials, Inc. (a)	236,190	314,354
Chang Wah Technology Co. Ltd. (a)	254,000	371,029
Channel Well Technology Co. Ltd.	131,937	229,456
Chant Sincere Co. Ltd.	44,000	69,916
Charoen Pokphand Enterprise	122,542	517,459
CHC Healthcare Group (a)	68,000	64,129
Chen Full International Co. Ltd.	41,000	55,466
Cheng Fwa Industrial Co. Ltd.	120,000	72,255
See accompanying notes to financial statements.

STATE STREET SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Cheng Loong Corp.	785,128	$476,430
Cheng Mei Materials Technology Corp. (b)	482,047	366,398
Cheng Uei Precision Industry Co. Ltd. (a)	203,915	219,733
Chenming Electronic Technology Corp. (a)	79,000	237,964
Chia Chang Co. Ltd.	59,000	69,113
Chia Hsin Cement Corp.	414,424	174,999
Chicony Power Technology Co. Ltd. (a)	99,000	223,888
Chief Telecom, Inc.	19,800	215,527
Chieftek Precision Co. Ltd.	51,267	135,504
China Bills Finance Corp.	538,394	282,922
China Electric Manufacturing Corp.	412,000	154,645
China General Plastics Corp. (a)	111,557	60,542
China Glaze Co. Ltd.	139,000	111,522
China Man-Made Fiber Corp. (b)	1,190,828	278,245
China Metal Products	180,727	121,540
China Motor Corp. (a)	159,000	275,527
China Petrochemical Development Corp. (a) (b)	2,042,225	519,340
China Steel Chemical Corp. (a)	101,000	278,011
China Steel Structure Co. Ltd.	67,808	93,005
China Wire & Cable Co. Ltd.	118,000	115,896
Chinese Maritime Transport Ltd.	43,000	71,824
Ching Feng Home Fashions Co. Ltd.	17,232	10,322
Chin-Poon Industrial Co. Ltd.	185,000	295,120
Chip Hope Co. Ltd. (b)	46,000	65,468
Chipbond Technology Corp.	374,000	813,043
ChipMOS Technologies, Inc.	325,875	546,353
CHO Pharma, Inc. (b)	36,921	29,507
Chong Hong Construction Co. Ltd. (a)	139,011	339,157
Chun Yuan Steel Industry Co. Ltd.	265,000	205,153
Chung Hung Steel Corp. (a) (b)	591,000	332,749
Chung Hwa Pulp Corp. (a) (b)	203,488	118,070
Chung Tai Resource Technology Corp.	38,816	91,789
Chunghwa Precision Test Tech Co. Ltd. (a)	12,000	1,156,084
Cleanaway Co. Ltd. (a)	622,000	571,999
Clevo Co. (a)	308,212	359,597
CMC Magnetics Corp.	790,267	263,258
CoAsia Electronics Corp. (a)	63,000	169,865
Compucase Enterprise	39,000	75,633
Concord International Securities Co. Ltd.	300,694	219,148
Concord Securities Co. Ltd. (a)	490,330	250,763
Continental Holdings Corp.	357,233	246,946
Contrel Technology Co. Ltd. (a)	65,000	128,699
Coremax Corp.	41,627	100,910
Coretronic Corp. (a)	166,652	381,574
Co-Tech Development Corp.	146,955	1,087,108
Crowell Development Corp. (a)	147,600	115,652
Security Description	Shares	Value
CSBC Corp. Taiwan (b)	527,705	$335,902
CTCI Corp. (a)	439,481	487,319
CTI Traffic Industries Co. Ltd. (a)	28,800	28,106
Cub Elecparts, Inc. (a)	40,149	155,723
CviLux Corp.	51,000	124,270
Cyberlink Corp.	54,000	104,216
CyberPower Systems, Inc. (a)	52,050	273,519
CyberTAN Technology, Inc. (a) (b)	224,000	207,745
DA CIN Construction Co. Ltd.	124,745	275,087
Dah San Electric Wire & Cable Co. Ltd.	51,450	72,017
Da-Li Development Co. Ltd.	199,622	292,533
Darfon Electronics Corp.	140,000	118,017
Darwin Precisions Corp.	291,318	110,714
Daxin Materials Corp. (a)	30,000	309,665
Delpha Construction Co. Ltd. (a)	301,000	231,611
Depo Auto Parts Ind Co. Ltd. (a)	73,000	302,549
Desiccant Technology Corp.	14,000	105,317
Dimerco Data System Corp. (a)	41,000	126,450
Dimerco Express Corp.	64,568	157,532
D-Link Corp.	388,390	179,799
D-Link India Ltd.	20,528	81,756
Dong Fang Offshore Co. Ltd.	39,934	161,760
Draytek Corp.	27,000	20,987
Drewloong Precision, Inc.	11,448	49,953
Dyaco International, Inc.	82,846	50,013
Dynamic Holding Co. Ltd. (a)	158,928	869,953
Dynapack International Technology Corp. (a)	86,000	928,058
E&R Engineering Corp. (b)	59,393	257,302
Eastech Holding Ltd. (a)	33,000	81,029
Eastern Media International Corp.	149,000	96,242
eCloudvalley Digital Technology Co. Ltd. (a)	36,000	85,693
ECOVE Environment Corp.	29,000	261,698
Edimax Technology Co. Ltd.	63,000	30,741
Edom Technology Co. Ltd. (a) (b)	135,000	145,472
Egis Technology, Inc. (a) (b)	46,000	140,719
EirGenix, Inc. (a) (b)	152,977	262,219
Elan Microelectronics Corp. (a)	160,029	610,683
E-Lead Electronic Co. Ltd.	82,295	121,113
Elite Advanced Laser Corp. (a)	80,600	610,109
Elite Semiconductor Microelectronics Technology, Inc.	165,674	777,326
Elitegroup Computer Systems Co. Ltd. (a)	236,147	154,009
Ennoconn Corp. (a)	68,311	579,052
Ennostar, Inc.	446,000	635,449
Episil Technologies, Inc. (a) (b)	162,501	248,301
Episil-Precision, Inc. (a)	93,347	151,247
Eris Technology Corp.	18,165	103,126
Eson Precision Ind Co. Ltd.	96,000	247,732
Eternal Materials Co. Ltd. (a)	545,764	983,297
Etron Technology, Inc. (a) (b)	206,356	412,454
Eurocharm Holdings Co. Ltd.	24,000	104,348
Ever Fortune AI Co. Ltd.	46,878	90,765
See accompanying notes to financial statements.

STATE STREET SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Ever Supreme Bio Technology Co. Ltd. (a)	55,885	$242,978
Evergreen International Storage & Transport Corp.	165,607	261,594
EVERGREEN Steel Corp. (a)	139,445	422,217
Everlight Chemical Industrial Corp. (a)	297,385	338,128
Everlight Electronics Co. Ltd.	242,000	505,649
Excelsior Medical Co. Ltd.	77,079	185,645
Far Eastern Department Stores Ltd.	493,490	350,398
Faraday Technology Corp. (a)	143,000	630,685
Farglory F T Z Investment Holding Co. Ltd.	102,358	143,436
Farglory Land Development Co. Ltd.	185,000	407,961
Favite, Inc.	20,000	64,748
Federal Corp. (b)	156,806	95,889
Feedback Technology Corp.	36,442	163,573
Feng Hsin Steel Co. Ltd.	320,270	615,095
FIC Global, Inc. (a)	73,000	127,185
Firich Enterprises Co. Ltd. (a)	127,516	93,732
First Copper Technology Co. Ltd.	78,756	97,798
First Hi-Tec Enterprise Co. Ltd. (a)	52,000	435,909
First Steamship Co. Ltd. (b)	178,000	33,017
FIT Holding Co. Ltd. (a)	112,533	76,207
Fitipower Integrated Technology, Inc.	50,948	242,230
Fittech Co. Ltd. (a) (b)	25,000	87,973
FLEXium Interconnect, Inc. (b)	188,011	336,385
Flytech Technology Co. Ltd. (a)	69,000	208,058
FocalTech Systems Co. Ltd. (a)	134,405	199,274
FOCI Fiber Optic Communications, Inc. (a) (b)	59,983	1,031,925
Forcecon Tech Co. Ltd.	61,192	143,745
Foresee Pharmaceuticals Co. Ltd. (b)	75,339	180,512
Formosa Advanced Technologies Co. Ltd. (a)	60,000	109,227
Formosa International Hotels Corp. (a)	41,562	238,556
Formosa Laboratories, Inc.	69,724	116,897
Formosa Oilseed Processing Co. Ltd.	29,909	29,282
Formosa Pharmaceuticals, Inc. (b)	69,666	61,015
Formosa Sumco Technology Corp. (a)	31,000	126,541
Formosa Taffeta Co. Ltd.	646,000	333,406
Formosan Rubber Group, Inc.	194,449	152,968
Formosan Union Chemical Corp.	333,409	185,633
Foxsemicon Integrated Technology, Inc. (a)	55,050	497,637
Franbo Lines Corp.	117,000	64,593
FSP Technology, Inc. (a)	133,000	208,840
Fu Hua Innovation Co. Ltd. (a)	201,725	93,070
Fukuta Electric & Machinery Co. Ltd.	26,681	60,005
Security Description	Shares	Value
Fulgent Sun International Holding Co. Ltd. (a)	90,671	$218,949
Fulltech Fiber Glass Corp. (a) (b)	300,545	900,601
Fusheng Precision Co. Ltd.	64,364	517,408
Fwusow Industry Co. Ltd.	106,082	46,289
G Shank Enterprise Co. Ltd. (a)	99,590	253,881
G Tech Optoelectronics Corp. (b)	98,951	134,792
Galaxy Software Services Corp.	17,000	54,238
Gallant Micro Machining Co. Ltd. (a)	4,000	167,657
Gallant Precision Machining Co. Ltd.	71,375	222,363
Gamania Digital Entertainment Co. Ltd. (a)	84,000	111,536
GEM Services, Inc.	54,000	134,789
Gemtek Technology Corp. (a)	231,234	260,744
General Interface Solution GIS Holding Ltd. (a) (b)	132,416	214,964
Genesys Logic, Inc. (a)	55,553	156,563
Genius Electronic Optical Co. Ltd. (a)	58,972	807,014
GeoVision, Inc. (a)	56,190	82,782
GFC Ltd.	57,000	207,710
Giant Manufacturing Co. Ltd.	255,000	573,491
Giantplus Technology Co. Ltd. (b)	203,000	79,054
Gigasolar Materials Corp. (b)	35,000	113,309
Gigastorage Corp. (a) (b)	199,446	204,000
Global Brands Manufacture Ltd. (a)	184,207	507,621
Global Lighting Technologies, Inc.	31,000	34,859
Global Mixed Mode Technology, Inc. (a)	37,860	266,453
Global PMX Co. Ltd. (a)	40,412	163,064
Globaltek Fabrication Co. Ltd. (a)	40,000	70,566
Globe Union Industrial Corp.	195,124	56,822
Gloria Material Technology Corp. (a)	345,909	342,988
GMI Technology, Inc. (a)	57,115	61,367
Golden Long Teng Development Co. Ltd.	66,000	56,049
Goldsun Building Materials Co. Ltd. (a)	513,044	574,507
Gongwin Biopharm Holdings Co. Ltd. (b)	44,875	91,238
Good Will Instrument Co. Ltd.	62,000	89,693
Gordon Auto Body Parts (a)	64,000	59,055
Gorilla Technology Group, Inc. (a) (b)	16,666	175,493
Gourmet Master Co. Ltd.	69,000	146,978
Grade Upon Technology Corp.	7,000	241,946
Grand Fortune Securities Co. Ltd. (a)	332,000	150,059
Grand Pacific Petrochemical (a) (b)	918,280	383,454
Grand Process Technology Corp. (a)	14,181	1,219,823
GrandTech CG Systems, Inc.	2,000	2,637
See accompanying notes to financial statements.

STATE STREET SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Grape King Bio Ltd. (a)	71,000	$268,721
Great Giant Fibre Garment Co. Ltd.	21,179	126,200
Great Tree Pharmacy Co. Ltd. (a)	53,198	135,117
Great Wall Enterprise Co. Ltd.	434,604	738,161
Greatek Electronics, Inc.	205,474	543,089
Green World FinTech Service Co. Ltd. (a)	84,000	121,257
Group Up Industrial Co. Ltd.	29,000	266,234
GTM Holdings Corp.	65,000	61,910
Gudeng Precision Industrial Co. Ltd. (a)	46,739	550,430
GUS Technology Co. Ltd. (b)	133,930	98,447
Handa Pharmaceuticals, Inc.	56,491	121,923
Hannstar Board Corp. (a)	178,540	445,093
HannStar Display Corp. (a) (b)	1,326,599	330,301
Harvatek Corp. (a) (b)	95,969	68,592
HD Renewable Energy Co. Ltd. (a)	55,540	142,976
Her Chee Industrial Co. Ltd.	49,000	223,006
Heran Co. Ltd.	65,400	109,034
Himax Technologies, Inc. ADR	70,663	556,118
Hitron Technology, Inc. (b)	53,000	53,796
Hiwin Mikrosystem Corp.	44,000	180,294
Hiyes International Co. Ltd.	35,370	84,193
Ho Tung Chemical Corp. (a)	668,351	203,202
Hocheng Corp.	181,000	95,680
Holdings-Key Electric Wire & Cable Co. Ltd. (a)	95,000	112,621
Holiday Entertainment Co. Ltd.	49,000	87,670
Holtek Semiconductor, Inc. (a) (b)	108,648	158,877
Holy Stone Enterprise Co. Ltd. (a)	120,150	516,754
Hong Pu Real Estate Development Co. Ltd.	181,000	125,120
Hong TAI Electric Industrial	129,559	138,393
Horizon Fixture Group Co. Ltd.	18,000	88,114
Horng Terng Automation Co. Ltd.	6,000	258,993
Hota Industrial Manufacturing Co. Ltd. (a)	136,106	209,459
Hotai Finance Co. Ltd. (a)	117,000	226,534
Hsin Kuang Steel Co. Ltd. (a)	187,000	231,630
Hsin-Li Chemical Industrial Corp. (a)	74,000	126,844
HTC Corp. (a) (b)	431,515	529,102
Hu Lane Associate, Inc. (a)	52,227	176,432
HUA ENG Wire & Cable Co. Ltd.	229,429	223,544
Hua Yu Lien Development Co. Ltd.	33,837	56,095
Huaku Development Co. Ltd.	151,820	569,859
Huang Hsiang Construction Corp.	63,042	70,397
Hung Ching Development & Construction Co. Ltd.	100,000	90,554
Hung Sheng Construction Ltd.	171,000	106,173
Hwang Chang General Contractor Co. Ltd. (a)	157,811	285,314
Ibase Technology, Inc. (a)	96,817	119,166
IBF Financial Holdings Co. Ltd. (a)	1,826,589	851,304
IC Plus Corp. (b)	44,000	65,649
ICARES Medicus, Inc.	25,300	54,604
Security Description	Shares	Value
ICatch Technology, Inc. (b)	53,000	$62,665
Ichia Technologies, Inc.	166,709	256,295
I-Chiun Precision Industry Co. Ltd. (a)	120,717	500,313
IEI Integration Corp.	57,000	108,223
In Win Development, Inc. (a)	33,000	71,223
Infortrend Technology, Inc. (a)	111,000	115,097
Ingentec Corp.	27,780	378,423
Innodisk Corp. (a)	49,442	1,309,896
Inpaq Technology Co. Ltd.	61,652	153,696
Insyde Software Corp. (a)	22,400	175,865
Integrated Service Technology, Inc. (a)	54,283	217,336
International CSRC Investment Holdings Co. (a) (b)	596,767	226,798
Iron Force Industrial Co. Ltd. (a)	60,226	163,140
I-Sheng Electric Wire & Cable Co. Ltd.	38,000	55,568
ITE Technology, Inc.	77,992	279,327
ITEQ Corp. (a)	146,640	681,140
ITH Corp. (a)	196,000	200,475
J&V Energy Technology Co. Ltd. (a)	45,000	123,162
Jarllytec Co. Ltd.	30,750	74,446
Jean Co. Ltd. (a)	143,411	90,837
Jetwell Computer Co. Ltd. (a)	10,000	48,014
Jiin Yeeh Ding Enterprise Co. Ltd.	57,848	160,136
Jiu Han System Technology Co. Ltd.	22,000	191,992
Johnson Health Tech Co. Ltd. (a)	62,121	235,115
JPC connectivity, Inc.	53,000	262,762
JPP Holding Co. Ltd. (a)	26,452	218,020
JSL Construction & Development Co. Ltd. (a)	239,000	358,836
K Laser Technology, Inc.	126,885	69,455
Kaimei Electronic Corp. (a)	46,000	106,331
Kaori Heat Treatment Co. Ltd. (a)	53,000	1,402,502
Kedge Construction Co. Ltd.	36,055	89,094
KEE TAI Properties Co. Ltd.	394,792	123,488
Kenda Rubber Industrial Co. Ltd.	479,180	272,040
Kenmec Mechanical Engineering Co. Ltd. (a)	126,498	211,292
Kerry TJ Logistics Co. Ltd.	96,000	92,186
Keystone Microtech Corp.	12,586	539,344
Kindom Development Co. Ltd.	203,059	201,979
King Polytechnic Engineering Co. Ltd. (a)	68,000	104,010
Kinik Co.	72,869	969,839
Kinko Optical Co. Ltd. (a) (b)	130,338	199,767
Kinpo Electronics (a)	753,371	507,824
Kinsus Interconnect Technology Corp. (a)	196,222	1,921,097
KMC Kuei Meng International, Inc.	16,000	43,491
KS Terminals, Inc.	82,712	124,961
Kung Long Batteries Industrial Co. Ltd.	45,000	173,835
See accompanying notes to financial statements.

STATE STREET SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Kung Sing Engineering Corp. (a) (b)	291,724	$112,693
Kuo Toong International Co. Ltd.	157,917	250,928
Kuo Yang Construction Co. Ltd. (b)	176,662	104,439
Kwong Lung Enterprise Co. Ltd.	120,000	176,603
KYE Systems Corp. (a)	89,000	85,186
LandMark Optoelectronics Corp. (a)	51,061	2,515,517
Lanner Electronics, Inc.	69,360	144,925
Laser Tek Taiwan Co. Ltd. (a)	57,000	87,898
Laster Tech Co. Ltd.	56,250	31,758
Leadtek Research, Inc. (b)	43,573	70,873
Leadtrend Technology Corp.	27,883	40,381
Lealea Enterprise Co. Ltd. (b)	709,600	136,948
Lelon Electronics Corp. (a)	71,818	283,049
Li Peng Enterprise Co. Ltd. (b)	659,985	105,490
Lian HWA Food Corp. (a)	97,022	280,110
Ligitek Electronics Co. Ltd. (a)	31,000	56,240
Lin BioScience, Inc. (b)	48,255	544,133
LINE Pay Taiwan Ltd.	10,000	93,994
Lingsen Precision Industries Ltd. (a)	210,694	185,519
Lintes Technology Co. Ltd. (a)	24,646	238,597
Lion Travel Service Co. Ltd.	41,859	203,599
Liton Technology Corp. (a)	52,551	78,490
Long Da Construction & Development Corp.	121,846	125,200
Longchen Paper & Packaging Co. Ltd. (b)	423,972	142,562
Longwell Co. (a)	101,000	604,989
Lotus Pharmaceutical Co. Ltd. (a)	91,000	589,209
Lumax International Corp. Ltd.	58,689	211,112
Lumosa Therapeutics Co. Ltd. (b)	68,397	305,936
Lung Yen Life Service Corp. (a) (b)	98,000	143,613
LuxNet Corp. (a)	66,109	706,169
M3 Technology, Inc.	12,000	27,626
M31 Technology Corp. (a)	17,553	260,797
Macauto Industrial Co. Ltd.	43,114	71,879
Machvision, Inc. (a)	27,606	656,258
Macronix International Co. Ltd. (a) (b)	1,102,000	3,981,264
Marketech International Corp.	53,750	458,985
Materials Analysis Technology, Inc.	32,025	215,370
Mayer Steel Pipe Corp.	95,955	73,534
Mechema Chemicals International Corp.	31,000	68,361
Medeon Biodesign, Inc. (a) (b)	26,993	75,736
Medigen Biotechnology Corp. (b)	80,000	79,074
Medigen Vaccine Biologics Corp. (b)	114,000	204,323
Mega Union Technology, Inc. (a)	37,535	891,119
Mercuries & Associates Holding Ltd. (a)	532,693	239,937
Mercuries Life Insurance Co. Ltd. (b)	2,740,323	654,866
Merida Industry Co. Ltd.	89,000	180,673
Merry Electronics Co. Ltd. (a)	131,385	343,154
Security Description	Shares	Value
METAAGE Corp.	63,000	$83,258
Microbio Co. Ltd. (a) (b)	321,961	169,188
Mildef Crete, Inc.	33,000	101,673
MIN AIK Technology Co. Ltd. (a)	118,736	105,663
Mirle Automation Corp. (a)	111,718	235,527
MOSA Industrial Corp. (a) (b)	122,214	73,015
Mosel Vitelic, Inc. (a)	61,289	53,870
Motech Industries, Inc.	212,400	175,394
MSSCORPS Co. Ltd.	25,000	365,577
Mycenax Biotech, Inc. (b)	164,106	158,357
Myson Century, Inc. (a)	89,000	213,244
Nak Sealing Technologies Corp. (a)	43,102	153,021
Namchow Holdings Co. Ltd.	64,215	73,113
Nan Juen International Co. Ltd.	22,000	382,609
Nan Kang Rubber Tire Co. Ltd. (a)	290,888	320,277
Nan Pao Resins Chemical Co. Ltd. (a)	38,000	366,688
Nantex Industry Co. Ltd.	213,504	171,297
Netronix, Inc. (a)	47,228	140,487
New Era Electronics Co. Ltd. (a)	37,000	61,686
Newmax Technology Co. Ltd. (b)	59,000	51,120
Nexcom International Co. Ltd. (a)	72,000	135,127
Nichidenbo Corp. (a)	111,000	314,216
North-Star International Co. Ltd. (a)	144,864	104,445
Nova Technology Corp.	21,000	131,373
Nuvoton Technology Corp. (a)	94,810	263,938
O-Bank Co. Ltd.	1,003,970	314,035
Ocean Plastics Co. Ltd.	108,000	112,662
Oneness Biotech Co. Ltd. (a) (b)	229,000	373,190
Optimax Technology Corp.	91,656	56,479
Orient Semiconductor Electronics Ltd. (a)	261,704	409,296
Oriental Union Chemical Corp. (a) (b)	379,500	172,122
Pacific Construction Co.	232,000	65,311
Pacific Hospital Supply Co. Ltd.	37,000	91,777
Paiho Shih Holdings Corp.	98,000	55,330
Pan German Universal Motors Ltd. (a)	16,000	116,109
Pan Jit International, Inc.	185,000	499,969
Pan-International Industrial Corp. (a)	292,539	393,468
Panion & BF Biotech, Inc.	56,785	110,479
PCL Technologies, Inc. (a)	48,795	270,151
P-Duke Technology Co. Ltd.	42,000	135,971
Pegavision Corp.	26,271	227,622
Pell Bio-Med Technology Co. Ltd. (b)	22,607	396,701
PharmaEngine, Inc.	57,000	102,518
Pharmally International Holding Co. Ltd. (b) (d)	38,461	—
Pharmosa Biopharm, Inc. (b)	48,424	58,996
Phihong Technology Co. Ltd. (a) (b)	228,847	172,154
Phoenix Silicon International Corp.	91,082	515,666
See accompanying notes to financial statements.

STATE STREET SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Phoenix Tours International, Inc.	35,805	$57,118
Pixart Imaging, Inc. (a)	83,060	459,857
Planet Technology Corp.	22,000	83,610
PlayNitride, Inc. (b)	38,645	165,000
Polaris Group (b)	186,487	111,706
Polytronics Technology Corp.	39,000	47,637
Posiflex Technology, Inc. (a)	38,000	196,716
Power Wind Health Industry, Inc.	53,000	227,119
Poya International Co. Ltd. (a)	46,523	718,145
President Securities Corp.	651,764	649,318
Primax Electronics Ltd.	278,000	608,696
Prince Housing & Development Corp.	933,996	235,179
Pro Hawk Corp.	23,000	118,345
Progate Group Corp.	24,016	85,637
Promate Electronic Co. Ltd. (a)	157,798	219,644
Prosperity Dielectrics Co. Ltd.	66,000	121,802
PSS Co. Ltd.	20,000	91,961
Qisda Corp.	827,100	588,568
QNAP Systems, Inc.	6,006	124,741
Qualipoly Chemical Corp. (a)	46,000	230,216
Quang Viet Enterprise Co. Ltd.	25,753	45,110
Quanta Storage, Inc. (a)	128,000	346,725
Radium Life Tech Co. Ltd.	351,722	115,517
Raydium Semiconductor Corp.	37,349	255,847
RDC Semiconductor Co. Ltd. (b)	40,199	166,605
Rechi Precision Co. Ltd.	154,000	125,965
Rexon Industrial Corp. Ltd.	107,000	78,987
Rich Development Co. Ltd.	511,710	126,287
RichWave Technology Corp. (a)	51,857	163,827
Ritek Corp. (b)	471,693	188,117
Ruentex Engineering & Construction Co. (a)	75,403	353,783
Ruentex Industries Ltd. (a)	336,000	492,387
Run Long Construction Co. Ltd.	336,987	321,492
Sampo Corp.	235,221	185,778
San Fang Chemical Industry Co. Ltd.	168,000	169,997
San Fu Chemical Co. Ltd. (a)	44,000	192,681
Sanyang Motor Co. Ltd. (a)	351,945	641,801
Savior Lifetec Corp.	154,500	101,244
SCI Pharmtech, Inc.	43,157	68,711
Scientech Corp.	37,639	533,916
ScinoPharm Taiwan Ltd.	176,000	113,957
SciVision Biotech, Inc. (a)	44,000	86,018
SDI Corp. (a)	87,570	258,574
Sea Sonic Electronics Co. Ltd.	29,592	59,795
SEETEL NEW ENERGY Co. Ltd. (b)	16,000	89,584
Senao Networks, Inc.	31,522	106,980
Senhwa Biosciences, Inc. (b)	91,000	143,459
Sensortek Technology Corp.	15,000	68,267
Sercomm Corp. (a) (b)	173,000	405,849
Sesoda Corp.	130,914	172,805
ShenMao Technology, Inc. (a)	58,853	196,974
Shih Her Technologies, Inc. (a)	35,420	182,806
Security Description	Shares	Value
Shih Wei Navigation Co. Ltd. (b)	19,605	$9,812
Shihlin Paper Corp. (a) (b)	132,558	205,036
Shin Ruenn Development Co. Ltd.	58,370	69,836
Shin Zu Shing Co. Ltd. (a)	104,962	627,080
Shinfox Energy Co. Ltd. (a)	78,955	92,242
Shining Building Business Co. Ltd. (b)	287,127	80,381
Shinkong Insurance Co. Ltd.	171,841	628,883
Shinkong Synthetic Fibers Corp.	955,796	461,903
Shinkong Textile Co. Ltd.	196,000	372,136
Shiny Chemical Industrial Co. Ltd.	104,520	444,627
ShunSin Technology Holding Ltd. (a)	28,000	259,243
Shuttle, Inc. (a)	196,000	93,494
Sigurd Microelectronics Corp.	269,144	1,258,587
Silicon Integrated Systems Corp. (a)	249,662	361,569
Sincere Navigation Corp. (a)	160,709	211,128
Singatron Enterprise Co. Ltd. (a)	100,000	90,241
Sinmag Equipment Corp.	21,271	85,829
Sinon Corp.	221,662	307,151
Sinphar Pharmaceutical Co. Ltd.	166,714	160,091
Sinyi Realty, Inc.	160,828	100,109
Sitronix Technology Corp.	63,000	376,384
Siward Crystal Technology Co. Ltd.	70,000	62,840
Skytech, Inc./TW	22,000	164,123
Soft-World International Corp.	58,848	182,232
Solar Applied Materials Technology Corp.	322,736	903,499
Solomon Technology Corp. (a)	72,000	242,102
Solteam, Inc.	24,530	33,569
Sonix Technology Co. Ltd.	86,123	100,885
Southeast Cement Co. Ltd.	90,000	43,072
Spectrum Electrics Corp. (b)	117,903	82,978
Speed Tech Corp.	93,575	99,517
Spirox Corp.	49,000	85,677
Sporton International, Inc. (a)	52,169	308,412
Sports Gear Co. Ltd. (a)	55,000	149,844
St. Shine Optical Co. Ltd.	17,000	54,504
Standard Chemical & Pharmaceutical Co. Ltd.	64,000	126,919
Standard Foods Corp. (a)	221,000	212,566
Star Fusion Group Co. Ltd. (b)	117,567	151,326
Stark Technology, Inc. (a)	72,000	310,791
S-Tech Corp. (a)	115,898	78,848
STL Technology Co. Ltd. (a)	50,000	204,098
Sun Yad Construction Co. Ltd. (a) (b)	239,876	90,038
Sunfun Info Co. Ltd.	103,000	80,222
SunMax Biotechnology Co. Ltd. (a)	23,000	275,899
Sunonwealth Electric Machine Industry Co. Ltd. (a)	146,238	562,630
Sunplus Innovation Technology, Inc.	19,507	75,966
See accompanying notes to financial statements.

STATE STREET SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Sunplus Technology Co. Ltd. (a) (b)	304,747	$185,879
Sunrex Technology Corp. (a)	62,000	76,991
Superalloy Industrial Co. Ltd.	118,000	154,282
Supreme Electronics Co. Ltd. (a)	286,398	660,229
Swancor Holding Co. Ltd.	53,000	197,279
Symtek Automation Asia Co. Ltd. (a)	38,655	201,920
Syncmold Enterprise Corp. (a)	58,932	181,755
SyneuRx International Taiwan Corp. (b) (d)	58,218	15,661
Synmosa Biopharma Corp.	281,156	271,746
Syntec Technology Co. Ltd.	28,148	1,113,770
Syscom Computer Engineering Co. (a)	70,000	112,981
Sysgration (a)	114,760	202,454
Systex Corp. (a)	160,000	525,493
T3EX Global Holdings Corp.	64,518	137,229
Ta Liang Technology Co. Ltd. (a)	36,000	414,952
Ta Ya Electric Wire & Cable	454,229	449,682
TA-I Technology Co. Ltd. (a)	63,000	114,492
Tai Tung Communication Co. Ltd. (a)	104,000	65,549
TaiDoc Technology Corp.	24,000	91,211
Taiflex Scientific Co. Ltd. (a)	138,501	461,381
TaiMed Biologics, Inc. (a) (b)	178,737	286,807
Taimide Tech, Inc. (a)	70,000	158,086
Tainan Enterprises Co. Ltd.	85,000	63,278
Tainan Spinning Co. Ltd.	942,105	372,775
TaiSol Electronics Co. Ltd.	32,000	57,954
Taisun Enterprise Co. Ltd.	233,549	140,991
Taita Chemical Co. Ltd. (a)	268,243	193,400
TAI-TECH Advanced Electronics Co. Ltd. (b)	40,474	179,772
Taiwan Acceptance Corp.	241,000	580,450
Taiwan Cogeneration Corp.	328,669	444,120
Taiwan FamilyMart Co. Ltd.	33,000	195,605
Taiwan Fertilizer Co. Ltd.	440,000	626,212
Taiwan Fire & Marine Insurance Co. Ltd.	114,300	166,248
Taiwan FU Hsing Industrial Co. Ltd.	75,000	105,568
Taiwan Hon Chuan Enterprise Co. Ltd. (a)	172,514	623,252
Taiwan Hopax Chemicals Manufacturing Co. Ltd. (a)	106,629	148,087
Taiwan Mask Corp. (a) (b)	116,473	157,750
Taiwan Microloops Corp.	26,051	314,535
Taiwan Navigation Co. Ltd.	114,000	106,262
Taiwan Paiho Ltd.	156,000	225,680
Taiwan PCB Techvest Co. Ltd.	144,000	144,360
Taiwan Puritic Corp.	21,465	337,720
Taiwan Sakura Corp. (a)	133,283	366,872
Taiwan Secom Co. Ltd.	178,000	631,936
Taiwan Semiconductor Co. Ltd.	141,000	230,222
Taiwan Shin Kong Security Co. Ltd.	192,470	245,329
Security Description	Shares	Value
Taiwan Speciality Chemicals Corp. (a)	62,442	$537,114
Taiwan Surface Mounting Technology Corp.	169,308	489,865
Taiwan TEA Corp. (b)	428,616	163,563
Taiwan-Asia Semiconductor Corp. (a) (b)	258,900	195,977
Taiyen Biotech Co. Ltd.	8,979	8,903
Tanvex BioPharma, Inc. (b)	79,000	98,596
TBI Motion Technology Co. Ltd. (b)	53,000	68,219
TCI Co. Ltd.	52,672	206,767
Team Group, Inc. (a)	44,000	273,882
Tehmag Foods Corp. (a)	14,000	121,958
Test Research, Inc.	97,000	775,211
Thinking Electronic Industrial Co. Ltd.	48,573	227,140
Thunder Tiger Corp. (a) (b)	94,104	400,317
Thye Ming Industrial Co. Ltd.	58,791	124,313
Tigerair Taiwan Co. Ltd. (a)	85,146	130,902
Ton Yi Industrial Corp.	554,000	315,383
Tong Hsing Electronic Industries Ltd. (a)	120,084	527,739
Tong Yang Industry Co. Ltd. (a)	283,872	715,674
Tong-Tai Machine & Tool Co. Ltd. (b)	121,000	121,114
Top Union Electronics Corp.	123,127	109,185
Topco Scientific Co. Ltd. (a)	111,837	1,065,198
Topkey Corp.	36,033	167,936
Topoint Technology Co. Ltd. (a)	79,313	602,848
TPK Holding Co. Ltd.	213,000	289,152
Transcend Information, Inc. (a)	136,484	900,786
TrueLight Corp. (b)	70,000	181,076
TSC Auto ID Technology Co. Ltd.	15,732	91,036
TSEC Corp. (a) (b)	231,701	296,058
TSRC Corp.	329,028	197,602
Ttet Union Corp.	15,584	72,631
TTFB Co. Ltd.	16,956	90,163
TTY Biopharm Co. Ltd.	119,436	271,972
Tul Corp. (b)	30,000	51,611
Tung Ho Steel Enterprise Corp.	308,392	654,019
Tung Thih Electronic Co. Ltd.	39,044	70,467
TURVO International Co. Ltd. (a)	28,245	191,716
Twoway Communications, Inc.	23,334	53,792
TXC Corp.	189,080	548,255
TYC Brother Industrial Co. Ltd.	123,000	120,999
Tyntek Corp.	239,667	237,643
UDE Corp.	53,000	175,727
Ultra Chip, Inc.	63,000	80,893
U-Ming Marine Transport Corp. (a)	265,000	480,763
Unitech Computer Co. Ltd.	50,000	66,703
Unitech Printed Circuit Board Corp. (a)	395,620	909,542
United Alloy-Tech Co. (a)	102,683	178,579
United Orthopedic Corp.	58,000	177,429
United Renewable Energy Co. Ltd. (b)	740,952	492,500
See accompanying notes to financial statements.

STATE STREET SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Unity Opto Technology Co. Ltd. (b) (d)	771,307	$—
Universal Cement Corp.	271,392	249,151
Universal Microwave Technology, Inc. (a)	35,963	1,602,980
Universal Vision Biotechnology Co. Ltd.	31,472	130,436
UPC Technology Corp. (a)	679,632	267,856
UPI Semiconductor Corp. (a)	41,069	207,465
Userjoy Technology Co. Ltd.	26,461	57,441
USI Corp. (a)	633,590	361,683
Utechzone Co. Ltd. (a)	40,244	155,462
Vactronics Technologies, Inc. (a)	63,000	77,050
Ventec International Group Co. Ltd. (a)	32,000	125,618
Via Technologies, Inc. (a)	155,000	253,081
Viking Tech Corp. (a)	65,313	92,545
Visco Vision, Inc.	24,000	141,883
Visual Photonics Epitaxy Co. Ltd. (a)	108,371	835,579
Vizionfocus, Inc.	17,000	95,981
Wafer Works Corp. (a) (b)	352,047	360,636
Waffer Technology Corp. (a)	91,152	131,439
Wah Lee Industrial Corp. (a)	126,620	459,428
Walsin Technology Corp.	209,000	764,873
Walton Advanced Engineering, Inc. (a)	177,184	265,748
Wave Power Technology, Inc. (b)	14,000	75,977
We & Win Development Co. Ltd. (b)	187,000	59,662
We&Win Diversification Co. Ltd.	89,000	47,326
Wei Chuan Foods Corp.	210,899	88,727
Weikeng Industrial Co. Ltd.	227,998	226,786
Weltrend Semiconductor (a)	108,619	199,435
Wholetech System Hitech Ltd.	33,000	117,157
Win Semiconductors Corp. (a)	235,000	2,583,750
Winmate, Inc.	24,000	107,351
Winstek Semiconductor Co. Ltd.	55,000	245,152
WinWay Technology Co. Ltd. (a)	18,000	4,025,649
Wisdom Marine Lines Co. Ltd.	271,000	567,939
Wiselink Co. Ltd.	211,256	531,940
WITS Corp.	32,299	109,111
WNC Corp. (a)	226,344	1,203,581
Wonderful Hi-Tech Co. Ltd. (a)	130,000	220,394
World Gym Corp.	42,000	94,589
Wowprime Corp.	47,066	336,396
WUS Printed Circuit Co. Ltd. (a)	100,187	304,917
XinTec, Inc.	76,000	364,905
Xxentria Technology Materials Corp.	93,593	106,123
Yankey Engineering Co. Ltd.	52,480	911,054
Yao Sheng Electronic Co. Ltd. (a) (b)	34,000	69,446
YC INOX Co. Ltd.	158,000	99,090
Yea Shin International Development Co. Ltd. (a)	202,724	169,307
Yem Chio Co. Ltd.	227,001	96,921
Security Description	Shares	Value
YFY, Inc.	950,000	$796,372
Yieh Phui Enterprise Co. Ltd. (b)	946,440	420,377
Young Fast Optoelectronics Co. Ltd.	42,000	73,832
Young Optics, Inc. (b)	40,000	63,059
Youngtek Electronics Corp. (a)	77,000	173,413
Yulon Motor Co. Ltd. (a)	379,000	322,452
Yungshin Construction & Development Co. Ltd.	78,000	123,453
YungShin Global Holding Corp.	158,000	267,369
Zeng Hsing Industrial Co. Ltd.	56,272	161,582
Zenitron Corp.	120,348	182,950
Zero One Technology Co. Ltd. (a)	82,000	239,819
Zhong Yang Technology Co. Ltd. (a) (b)	65,000	67,094
ZillTek Technology Corp.	26,727	192,281
Zinwell Corp. (a) (b)	156,000	388,414
Zippy Technology Corp.	83,000	130,588
Zyxel Group Corp. (a)	200,647	205,229
		197,778,828
THAILAND — 2.8%
AEON Thana Sinsap Thailand PCL NVDR	43,854	119,674
Amata Corp. PCL	279,700	161,137
AP Thailand PCL NVDR (a)	956,623	243,652
Aurora Design PCL NVDR	253,400	106,800
Axtra Future City Freehold & Leasehold Real Estate Investment Trust	740,900	283,061
B Grimm Power PCL NVDR	725,000	261,598
Bangchak Corp. PCL NVDR (a)	295,928	352,188
Bangkok Airways PCL NVDR (a)	646,509	264,641
Bangkok Chain Hospital PCL NVDR (a)	797,362	234,518
Bangkok Commercial Asset Management PCL NVDR	919,300	197,909
Bangkok Life Assurance PCL NVDR	315,252	195,001
Banpu PCL NVDR	2,144,400	393,378
BCPG PCL	374,800	76,142
BCPG PCL NVDR	341,200	69,316
Betagro PCL NVDR (a)	463,500	342,917
BTS Group Holdings PCL NVDR (a) (b)	4,549,300	297,953
Carabao Group PCL NVDR (a)	295,200	342,371
Central Plaza Hotel PCL NVDR (a)	309,947	305,436
CH Karnchang PCL NVDR	231,292	108,703
CK Power PCL NVDR (a)	1,423,224	100,118
Com7 PCL NVDR	429,800	284,101
CPN Retail Growth Leasehold REIT	785,800	271,623
Dhipaya Group Holdings PCL NVDR	184,878	117,160
Ditto Thailand PCL NVDR	360,781	117,051
Dohome PCL NVDR	564,763	56,511
See accompanying notes to financial statements.

STATE STREET SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Electricity Generating PCL NVDR (a)	156,200	$532,823
Energy Absolute PCL NVDR (a) (b)	1,855,500	153,031
Erawan Group PCL NVDR (a)	1,858,000	137,463
Exotic Food PCL NVDR	124,700	51,423
Frasers Property Thailand Industrial Freehold & Leasehold REIT	1,130,770	366,866
GFPT PCL	240,800	68,998
Gunkul Engineering PCL NVDR (a)	1,986,203	148,152
Hana Microelectronics PCL NVDR (a)	375,736	313,303
Humanica PCL NVDR	412,900	51,581
Ichitan Group PCL NVDR	587,009	218,927
IMPACT Growth Real Estate Investment Trust	303,400	99,355
Inter Far East Energy Corp. (b) (d)	283,900	—
International Engineering PCL (b) (d)	159,640	—
I-TAIL Corp. PCL NVDR	466,200	223,346
Jasmine Technology Solution PCL NVDR (a) (b)	84,296	136,745
Jaymart Group Holdings PCL NVDR	637,700	129,551
JMT Network Services PCL NVDR (a)	419,200	109,948
KCE Electronics PCL NVDR (a)	345,000	237,462
KGI Securities Thailand PCL NVDR	766,407	100,391
Kiatnakin Phatra Bank PCL NVDR	290,838	668,010
Land & Houses PCL NVDR (a)	1,987,000	226,535
LH Hotel Leasehold Real Estate Investment Trust Class F,	279,900	107,784
Major Cineplex Group PCL NVDR	339,500	74,632
MBK PCL NVDR	520,600	271,508
MC Group PCL NVDR	445,500	144,538
Mega Lifesciences PCL NVDR (a)	198,300	204,433
MK Restaurants Group PCL NVDR (a)	238,859	137,608
Moshi Moshi Retail Corp. PLC NVDR	65,900	68,937
Northeast Rubber PCL (a)	1,229,800	181,972
One Enterprise Public Co. Ltd.	1,847,100	151,218
Osotspa PCL NVDR (a)	859,000	385,482
Plan B Media PCL NVDR (a)	1,071,900	127,406
Praram 9 Hospital PCL NVDR	348,800	174,506
Precious Shipping PCL	381,618	78,106
Prima Marine PCL NVDR	535,436	128,258
PTG Energy PCL NVDR	447,799	117,449
Ratch Group PCL NVDR	391,100	355,761
Regional Container Lines PCL	38,300	36,581
Regional Container Lines PCL NVDR	101,800	97,232
Rojana Industrial Park PCL NVDR	707,954	112,697
Sabina PCL NVDR	235,700	111,489
Security Description	Shares	Value
Samart Corp. PCL	258,400	$42,701
Sappe PCL	43,400	41,124
SCGJWD Logistics PCL NVDR	371,971	83,462
SISB PCL	172,500	54,920
SKY ICT PCL NVDR (b)	272,600	103,320
Sri Trang Agro-Industry PCL NVDR	591,978	319,503
Sri Trang Gloves Thailand PCL NVDR (a)	596,599	202,605
Srinanaporn Marketing PCL NVDR (a)	249,900	55,314
Srisawad Corp. PCL NVDR (a)	501,311	337,450
Star Petroleum Refining PCL NVDR (a)	1,370,301	295,001
Stecon Group PCL NVDR	314,300	109,595
Supalai PCL NVDR	395,336	195,390
SVI PCL	624,540	141,080
SVI PCL NVDR	489,900	110,666
Taokaenoi Food & Marketing PCL NVDR (a)	760,300	87,603
Thai Coconut PCL NVDR	342,200	57,587
Thai Union Group PCL NVDR	1,257,800	427,149
Thai Vegetable Oil PCL NVDR (a)	352,299	267,055
Thaicom PCL NVDR (b)	525,979	196,166
Thaifoods Group PCL NVDR (a)	1,546,498	405,616
Thanachart Capital PCL NVDR	384,800	662,141
Thonburi Healthcare Group PCL NVDR	319,621	88,191
Thoresen Thai Agencies PCL	644,217	96,496
TIDLOR Holdings PCL NVDR	938,180	421,015
Tipco Asphalt PCL NVDR	513,297	210,112
TOA Paint Thailand PCL NVDR	237,743	93,713
TPI Polene Power PCL NVDR (a)	1,198,300	66,491
TQM Alpha PCL NVDR	122,200	45,575
TTW PCL NVDR	1,140,960	316,549
VGI PCL NVDR (a)	2,125,000	59,923
WHA Corp. PCL NVDR	5,531,800	704,474
WHA Premium Growth Freehold & Leasehold Real Estate InvestmentTrust Class F, REIT	878,523	269,044
WHA Utilities & Power PCL NVDR	1,002,423	135,561
		19,047,058
TURKEY — 3.7%
Adese Gayrimenkul Yatirim AS (b)	2,269,570	48,473
AG Anadolu Grubu Holding AS	1,128,205	695,490
Agesa Hayat ve Emeklilik AS	24,543	125,915
Akcansa Cimento AS (b)	21,704	97,200
Akfen Yenilenebilir Enerji AS (b)	206,874	104,460
AKIS Gayrimenkul Yatirimi AS REIT	739,834	147,534
Aksa Akrilik Kimya Sanayii AS (a)	1,327,093	323,121
Aksa Enerji Uretim AS (b)	163,115	282,738
Alarko Holding AS (a)	115,896	230,333
Albaraka Turk Katilim Bankasi AS	760,270	137,423
Alfa Solar Enerji Sanayi VE Ticaret AS	55,793	45,834
See accompanying notes to financial statements.

STATE STREET SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Altinay Savunma Teknolojileri AS (b)	58,692	$18,882
Anadolu Anonim Turk Sigorta Sirketi	373,640	228,989
Anadolu Hayat Emeklilik AS	78,731	192,048
Avrupakent Gayrimenkul Yatirim Ortakligi AS REIT	64,966	72,269
Aygaz AS	33,287	174,517
Balsu Gida Sanayi Ve Ticaret AS	156,039	49,815
Baticim Bati Anadolu Cimento Sanayii AS (b)	1,990,187	266,223
BatiSoke Soke Cimento Sanayii TAS (b)	258,877	188,570
Bera Holding AS (b)	452,131	175,343
Big Medya Teknoloji AS (b)	8,887	55,444
Bin Ulasim Ve Akilli Sehir Teknolojileri AS (b)	20,926	75,650
Biotrend Cevre VE Enerji Yatirimlari AS (b)	146,057	54,476
Blume Metal Chemical ASA (b)	59,824	58,076
Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS (a) (b)	16,239	188,567
Borusan Yatirim ve Pazarlama AS	4,031	190,494
Bosch Fren Sistemleri Sanayi ve Ticaret AS (b)	17,638	53,533
Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	20,683	38,618
Bursa Cimento Fabrikasi AS	426,649	58,031
Celebi Hava Servisi AS	1,732	67,092
Cemas Dokum Sanayi AS (b)	456,585	48,964
Cimsa Cimento Sanayi VE Ticaret AS (a)	270,230	295,868
CVK Maden Isletmeleri Sanayi VE Ticaret AS (b)	201,386	141,984
DAP Gayrimenkul Gelistirme AS (b)	308,167	99,766
D-MARKET Elektronik Hizmetler ve Ticaret AS ADR (a) (b)	124,487	326,156
Dogan Sirketler Grubu Holding AS (a)	716,075	321,493
Dogus Otomotiv Servis ve Ticaret AS (a)	40,911	177,422
Eczacibasi Yatirim Holding Ortakligi AS	15,017	103,563
Efor Yatirim Sanayi Ticaret AS	352,641	76,506
EGE Endustri VE Ticaret AS (b)	781	95,299
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	107,633	253,596
Emek Elektrik Endustrisi AS (b)	60,167	28,379
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT (a)	1,103,837	476,725
Enda Enerji Holding LLC (b)	201,921	68,502
Erbosan Erciyas Boru Sanayii ve Ticaret AS (b)	30,708	126,753
Esenboga Elektrik Uretim AS (b)	320,080	26,769
Europen Endustri Insaat Sanayi VE Ticaret AS (b)	427,758	42,987
Security Description	Shares	Value
Europower Enerji VE Otomasyon Teknolojileri Sanayi Ticaret AS (b)	119,268	$110,312
Fenerbahce Futbol AS (b)	2,106,155	122,638
Galata Wind Enerji AS	115,730	75,974
GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret AS	899,867	216,470
Gezinomi Seyahat Turizm Ticaret AS (b)	11,553	14,571
Girsim Elektrik Sanayi Taahut Ve Ticaret AS (b)	160,903	166,040
Global Yatirim Holding AS	614,610	191,651
Grainturk Tarim AS (b)	23,891	121,389
Gulermak Agir Sanayi Insaat ve Taahhut AS (b)	18,104	73,955
GUR-Sel Turizm Tasimacilik VE Servis Ticaret AS	10,851	75,503
Hektas Ticaret TAS (a) (b)	1,560,346	100,328
IC Enterra Yenilenebilir Enerji AS (b)	661,962	163,556
Is Finansal Kiralama AS (b)	188,128	81,164
Is Gayrimenkul Yatirim Ortakligi AS REIT	425,560	190,392
Is Yatirim Menkul Degerler AS (b)	269,644	261,642
Isiklar Enerji ve Yapi Holding AS (b)	372,476	772,502
Izdemir Enerji Elektrik Uretim AS (b)	837,730	177,227
Izmir Demir Celik Sanayi AS (b)	280,076	39,669
Jantsa Jant Sanayi Ve Ticaret AS	121,773	45,446
Kalekim Kimyevi Maddeler Sanayi ve Ticaret AS	113,558	93,185
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class D (a) (b)	638,962	443,883
Karsan Otomotiv Sanayii Ve Ticaret AS (b)	316,205	67,108
Katilimevim Tasarruf Finansman AS	829,403	1,458,168
Katmerciler Arac Ustu Ekipman Sanayi ve Ticaret AS (b)	1,146,576	68,825
Kayseri Seker Fabrikasi AS	1,396,163	135,912
Kizilbuk Gayrimenkul Yatirim Ortakligi AS REIT (b)	801,602	60,012
Kocaer Celik Sanayi Ve Ticaret AS	340,716	83,877
Konya Cimento Sanayii AS (b)	499	42,658
Kordsa Teknik Tekstil AS (a) (b)	55,816	70,209
Kuyumcukent Gayrimenkul Yatirimlari AS REIT (a) (b)	246,147	424,172
LDR Turizm AS	181,837	476,259
Lila Kagit Sanayi ve Ticaret AS	131,671	111,068
Limak Dogu Anadolu Cimento Sanayi VE Ticaret AS	126,552	87,118
Link Bilgisayar Sistemleri Yazilimi Ve Donanimi Sanayi Ve Ticaret AS	203,647	24,037
Logo Yazilim Sanayi Ve Ticaret AS	70,172	207,929
Lydia Holding AS (b)	25,665	105,591
See accompanying notes to financial statements.

STATE STREET SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Lydia Yesil Enerji Kaynaklari Anonimsirketi (b)	499	$194,333
Margun Enerji Uretim Sanayi VE Ticaret AS (b)	367,719	433,608
Mavi Giyim Sanayi Ve Ticaret AS Class B (a) (c)	405,917	384,198
MIA Teknoloji AS (a) (b)	180,811	169,023
MLP Saglik Hizmetleri AS (b) (c)	54,553	521,859
NET Holding AS (b)	80,792	70,366
Nuh Cimento Sanayi AS	54,242	285,234
OBA Makarnacilik Sanayi VE Ticaret AS	649,377	128,328
ODAS Elektrik Uretim ve Sanayi Ticaret AS (b)	344,289	44,429
Odine Solutions Teknoloji Ticaret VE Sanayi AS (b)	26,841	524,993
Otokar Otomotiv Ve Savunma Sanayi AS (b)	24,929	204,005
Ozak Gayrimenkul Yatirim Ortakligi REIT (b)	308,444	83,699
Pasifik Eurasia Lojistik Dis Ticaret AS (a) (b)	121,188	337,844
Pasifik Gayrimenkul Yatirim Ortakligi REIT	1,263,121	69,858
Pasifik Teknoloji AS Class B (b)	108,316	43,638
Peker Gayrimenkul Yatirim Ortakligi AS REIT (b)	2,155,873	693,098
Petkim Petrokimya Holding AS (a) (b)	802,254	382,730
Politeknik Metal Sanayi ve Ticaret AS (b)	528	57,661
Qua Granite Hayal (b)	534,118	34,583
Ral Yatirim Holding AS (b)	83,557	378,712
Reeder Teknoloji Sanayi VE Ticaret AS (a) (b)	350,184	60,700
Reysas Gayrimenkul Yatirim Ortakligi AS REIT (b)	324,001	212,990
Reysas Tasimacilik ve Lojistik Ticaret AS (b)	750,312	309,031
Ronesans Gayrimenkul Yatirim AS	28,678	101,417
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	547,662	332,192
Sekerbank Turk AS	1,181,440	282,079
Selcuk Ecza Deposu Ticaret ve Sanayi AS	108,976	197,225
Sinpas Gayrimenkul Yatirim Ortakligi AS REIT (b)	1,495,558	114,655
Sok Marketler Ticaret AS (b)	176,808	194,457
Sumer Varlik Yonetim AS	19,507	24,603
Suwen Tekstil Sanayi Pazarlama AS	247,590	46,200
TAB Gida Sanayi Ve Ticaret AS Class A	35,265	191,230
Tekfen Holding AS (a)	145,057	319,595
Tera Yatirim Teknoloji Holding AS REIT (b)	601,919	236,816
Torunlar Gayrimenkul Yatirim Ortakligi AS REIT	109,527	210,288
Security Description	Shares	Value
Trust Anadolu Metal Madencilik Isletmeleri AS (a) (b)	126,782	$339,187
Trust Dogal Enerji Kaynaklari Arastirma Ve Uretim AS Class A (b)	90,243	185,132
Tukas Gida Sanayi ve Ticaret AS (b)	2,149,664	109,706
Tumosan Motor ve Traktor Sanayi AS (b)	23,835	53,961
Turk Altin Isletmeleri AS (a) (b)	878,924	827,943
Turkiye Sinai Kalkinma Bankasi AS	844,042	210,821
Ufuk Yatirim Yonetim ve Gayrimenkul AS (b)	9,176	336,261
Ulker Biskuvi Sanayi AS (a)	93,650	248,021
Verusa Holding AS (b)	17,003	172,400
Yatas Yatak ve Yorgan Sanayi ve Ticaret AS (b)	97,240	94,223
Yayla Agro Gida Sanayi VE Nakliyat AS (b)	266,923	64,690
Yeni Gimat Gayrimenkul Ortakligi AS REIT	95,978	453,134
YEO Teknoloji Enerji VE Endustri AS (b)	70,328	81,111
Zorlu Enerji Elektrik Uretim AS (b)	2,161,217	135,076
		25,303,673
UNITED ARAB EMIRATES — 0.9%
Abu Dhabi National Hotels	1,018,844	110,946
Abu Dhabi Ship Building Co. PJSC	105,910	203,557
Agthia Group PJSC	204,461	197,598
Ajman Bank PJSC	573,003	210,588
AL Seer Marine Supplies & Equipment Co. LLC (b)	123,678	62,288
Al Waha Capital PJSC	823,279	363,083
Amanat Holdings PJSC	1,118,774	368,529
Amlak Finance PJSC (b)	509,907	237,373
Arabtec Holding PJSC (b) (d)	483,581	—
Bank of Sharjah (b)	731,163	232,886
Dana Gas PJSC	3,699,354	860,057
Deyaar Development PJSC	1,065,502	230,313
Dubai Taxi Co. PJSC	371,299	216,312
E7 Group PJSC	656,824	173,446
ESG Emirates Stallions Group PrJSC (b)	19,227	54,646
Eshraq Investments PJSC (b)	1,554,955	161,705
Ghitha Holding PJSC (b)	31,566	114,120
Gulf Marine Services PLC (b)	400,424	94,519
Gulf Navigation Holding PJSC (b)	609,462	280,399
Gulf Pharmaceutical Industries PSC (b)	229,149	61,758
Investcorp Capital PLC	464,473	187,140
Mair Group PJSC	1,071,671	287,078
Manazel PJSC (b)	1,120,620	73,217
Orascom Construction PLC	22,382	197,251
RAK Properties PJSC (b)	841,173	215,486
Ras Al Khaimah Ceramics PJSC	325,763	196,878
Shuaa Capital PSC (b)	1,104,741	55,639
See accompanying notes to financial statements.

STATE STREET SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Spinneys 1961 Holding PLC	615,582	$197,748
Taaleem Holdings PJSC	239,168	201,189
Union Properties PJSC (b)	1,661,173	317,013
Yalla Group Ltd. ADR (b)	37,864	235,893
		6,398,655
UNITED STATES — 0.5%
GCS Holdings, Inc. (a) (b)	58,571	714,504
IntelliEPI, Inc. (b)	24,000	429,403
JS Global Lifestyle Co. Ltd. (a) (b) (c)	1,173,000	260,328
Marti Technologies, Inc. (b)	33,626	67,252
MicroAlgo, Inc. (a) (b)	9,005	31,337
Seanergy Maritime Holdings Corp.	11,018	142,242
SS Innovations International, Inc. (b)	15,586	77,930
Structure Therapeutics, Inc. ADR (b)	38,525	1,856,905
		3,579,901
TOTAL COMMON STOCKS (Cost $620,474,982)		679,564,921
PREFERRED STOCKS — 0.1%
BRAZIL — 0.1%
Cyrela Brazil Realty SA Empreendimentos e Participacoes , Preference Shares (b)	27,664	133,977
Track & Field Co. SA , Preference Shares 1.93%	42,242	132,422
		266,399
TOTAL PREFERRED STOCKS (Cost $102,416)		266,399
RIGHTS — 0.0% *
BRAZIL — 0.0% *
Movida Participacoes SA (expiring 04/09/26) (b)	19,213	5,519
Simpar SA (expiring 04/09/26) (b)	35,152	1,885
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA (expiring 04/09/26) (b)	42,279	243
TOTAL RIGHTS (Cost $0)		7,647
WARRANTS — 0.0% *
BRAZIL — 0.0% *
Orizon Valorizacao de Residuos SA (expiring 12/31/45) (b)	8,030	28,356
MALAYSIA — 0.0% *
Aurelius Technologies Bhd. (expiring 06/18/30) (b)	142,700	3,348
Berjaya Corp. Bhd. (expiring 01/06/31) (b)	709,948	7,014
Security Description	Shares	Value
Eco World Development Group Bhd. (expiring 04/12/29) (b)	49,240	$10,458
		20,820
PHILIPPINES — 0.0% *
Alliance Global Group, Inc. (expiring 11/19/30) (b)	606,695	13,981
SINGAPORE — 0.0% *
Guan Chong Bhd. (expiring 06/19/28) (b)	74,102	1,922
THAILAND — 0.0% *
Jasmine International PCL (expiring 10/10/31) NVDR (b)	1,615,734	12,248
TOTAL WARRANTS (Cost $5,122)		77,327
SHORT-TERM INVESTMENTS — 2.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.64% (e) (f)	892,277	892,277
State Street Navigator Securities Lending Portfolio II (g) (h)	16,363,685	16,363,685
TOTAL SHORT-TERM INVESTMENTS (Cost $17,255,962)		17,255,962
TOTAL INVESTMENTS — 102.0% (Cost $637,838,482)		697,172,256
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.0)%		(13,571,910)
NET ASSETS — 100.0%		$683,600,346

(a)	All or a portion of the shares of the security are on loan at March 31, 2026.
(b)	Non-income producing security.
(c)
Securities purchased pursuant to Rule 144A of the
Securities Act of 1933, as amended. These securities,
which represent 2.9% of net assets as of March 31, 2026,
may be resold in transactions exempt from registration,
normally to qualified institutional buyers.

(d)
Fair valued as determined in good faith by the Trust's
Oversight Committee in accordance with policy and
procedures approved by the Board of Trustees. Security
value is determined based on significant unobservable
inputs and is classified as Level 3. As of March 31, 2026,
total aggregate fair value of the securities is $452,628,
representing less than 0.05% of the Fund's net assets.

(e)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended March 31, 2026
are shown in the Affiliate Table below.

(f)	The rate shown is the annualized seven-day yield at March 31, 2026.
See accompanying notes to financial statements.

STATE STREET SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

(g)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2026 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.

*	Amount is less than 0.05% of net assets.

Abbreviations:
ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust
At March 31, 2026, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini MSCI Emerging Markets Index (long)	19	06/19/2026	$1,409,802	$1,381,815	$(27,987)
During the period ended March 31, 2026, the average notional value related to futures contracts was $3,588,535.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$676,047,623	$3,064,670	$452,628	$679,564,921
Preferred Stocks	266,399	—	—	266,399
Rights	7,647	—	—	7,647
Warrants	48,971	28,356	—	77,327
Short-Term Investments	17,255,962	—	—	17,255,962
TOTAL INVESTMENTS	$693,626,602	$3,093,026	$452,628	$697,172,256
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(27,987)	$—	$—	$(27,987)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(27,987)	$—	$—	$(27,987)
Sector Breakdown as of March 31, 2026

% of Net Assets
Information Technology	22.5%
Industrials	17.2
Materials	13.1
Consumer Discretionary	11.4
Health Care	7.7
Financials	7.2
Real Estate	6.5
Consumer Staples	6.2
Utilities	2.9
Communication Services	2.5
Energy	2.3
Short-Term Investments	2.5
Liabilities in Excess of Other Assets	(2.0)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.

STATE STREET SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/25	Value at 9/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/26	Value at 3/31/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	6,809,839	$6,809,839	$33,105,472	$39,023,034	$—	$—	892,277	$892,277	$77,055
State Street Navigator Securities Lending Portfolio II	16,812,451	16,812,451	41,328,626	41,777,392	—	—	16,363,685	16,363,685	2,031,501
Total		$23,622,290	$74,434,098	$80,800,426	$—	$—		$17,255,962	$2,108,556
See accompanying notes to financial statements.

STATE STREET SPDR S&P GLOBAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.4%
AUSTRALIA — 1.5%
APA Group Stapled Security	530,733	$3,616,816
BELGIUM — 1.1%
Warehouses De Pauw CVA REIT (a)	104,817	2,695,589
CANADA — 12.8%
Bank of Nova Scotia	29,410	2,033,021
Canadian Natural Resources Ltd. (a)	70,184	3,412,767
Canadian Tire Corp. Ltd. Class A (a)	16,703	2,239,115
Canadian Utilities Ltd. Class A	67,798	2,373,695
Emera, Inc. (a)	43,458	2,245,535
Keyera Corp. (a)	77,489	2,987,842
Pembina Pipeline Corp. (a)	69,386	3,096,031
Rogers Communications, Inc. Class B (a)	52,544	2,014,334
Russel Metals, Inc. (a)	56,484	1,942,770
Sun Life Financial, Inc.	34,380	2,146,979
TC Energy Corp. (a)	41,591	2,596,103
TELUS Corp.	345,458	4,426,061
		31,514,253
CHINA — 8.4%
Bank of Communications Co. Ltd. Class H	3,900,000	3,501,951
Bosideng International Holdings Ltd.	5,468,000	2,789,725
China Merchants Bank Co. Ltd. Class H	351,500	2,209,372
Far East Horizon Ltd.	3,698,000	3,320,568
Jiangsu Expressway Co. Ltd. Class H (a)	2,240,000	2,882,784
Lenovo Group Ltd. (a)	1,900,000	2,217,418
Ping An Insurance Group Co. of China Ltd. Class H (a)	250,500	1,899,470
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	3,649,600	1,745,619
		20,566,907
FINLAND — 2.2%
Elisa OYJ (a)	72,738	3,513,261
Valmet OYJ (a)	70,364	1,975,759
		5,489,020
FRANCE — 2.2%
Bouygues SA	43,634	2,484,092
Teleperformance SE	49,528	2,869,286
		5,353,378
GERMANY — 1.6%
Allianz SE	4,583	1,897,295
Deutsche Post AG	36,816	1,898,268
		3,795,563
HONG KONG — 5.3%
CK Infrastructure Holdings Ltd.	282,303	2,252,245
Security Description	Shares	Value
CLP Holdings Ltd.	241,000	$2,259,317
Henderson Land Development Co. Ltd. (a)	812,883	2,998,466
Power Assets Holdings Ltd.	342,553	2,667,389
Sino Land Co. Ltd.	1,951,264	2,859,624
		13,037,041
ITALY — 3.9%
A2A SpA	762,069	2,131,919
Enel SpA	256,266	2,768,153
ERG SpA	89,193	2,256,789
Terna - Rete Elettrica Nazionale	209,293	2,378,678
		9,535,539
JAPAN — 7.4%
AGC, Inc.	58,100	2,007,881
Hazama Ando Corp.	166,700	2,045,373
Japan Metropolitan Fund Invest REIT	3,027	2,111,993
Japan Real Estate Investment Corp. REIT	2,404	1,760,425
Kansai Paint Co. Ltd. (a)	138,700	2,043,142
Oji Holdings Corp.	364,100	1,939,166
Sekisui House Ltd.	91,600	2,026,727
Takeda Pharmaceutical Co. Ltd.	65,906	2,346,418
Zeon Corp.	166,800	1,843,198
		18,124,323
MEXICO — 0.8%
Coca-Cola Femsa SAB de CV	211,501	2,048,013
NETHERLANDS — 1.0%
Koninklijke Vopak NV	44,614	2,410,859
NORWAY — 1.3%
DNB Bank ASA	106,268	3,285,914
PORTUGAL — 1.1%
EDP SA	530,413	2,765,417
SAUDI ARABIA — 1.0%
Saudi Telecom Co.	218,875	2,478,865
SOUTH KOREA — 3.4%
GS Holdings Corp.	58,010	2,416,373
KT&G Corp.	20,160	2,095,434
LG Corp.	32,193	1,740,333
LG Uplus Corp.	210,952	2,138,925
		8,391,065
SWITZERLAND — 6.8%
Banque Cantonale Vaudoise (a)	16,356	2,625,753
Cembra Money Bank AG (a)	17,055	2,091,681
DKSH Holding AG	28,853	2,079,010
Julius Baer Group Ltd.	25,033	1,811,859
Partners Group Holding AG (a)	1,590	1,674,392
Swiss Life Holding AG	1,789	1,925,365
Swisscom AG	2,545	2,112,520
Zurich Insurance Group AG	3,332	2,327,901
		16,648,481
See accompanying notes to financial statements.

STATE STREET SPDR S&P GLOBAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
TAIWAN — 2.1%
International Games System Co. Ltd.	89,000	$2,096,247
Sinbon Electronics Co. Ltd.	149,000	1,169,815
Vanguard International Semiconductor Corp.	528,761	1,918,557
		5,184,619
UNITED ARAB EMIRATES — 0.9%
Emirates Telecommunications Group Co. PJSC	435,768	2,211,286
UNITED KINGDOM — 7.2%
Derwent London PLC REIT	92,022	1,907,612
Hikma Pharmaceuticals PLC	98,820	1,643,258
Legal & General Group PLC	1,171,932	3,806,384
LondonMetric Property PLC REIT	1,224,557	2,930,903
Schroders PLC	434,734	3,293,514
Segro PLC REIT	214,308	1,819,429
United Utilities Group PLC	135,231	2,345,026
		17,746,126
UNITED STATES — 27.4%
Altria Group, Inc.	60,215	3,973,588
Amcor PLC	73,623	2,926,514
Campbell's Co. (a)	106,928	2,381,287
Columbia Banking System, Inc.	89,264	2,448,511
Deluxe Corp.	109,843	3,025,076
Edison International	48,498	3,549,084
Energizer Holdings, Inc.	150,312	2,468,123
First Interstate BancSystem, Inc. Class A	71,502	2,388,167
Getty Realty Corp. REIT (a)	119,866	3,811,739
HA Sustainable Infrastructure Capital, Inc.	77,946	2,864,515
Highwoods Properties, Inc. REIT	143,244	3,066,854
Holcim AG	20,420	1,649,762
Kilroy Realty Corp. REIT (a)	79,097	2,231,326
LTC Properties, Inc. REIT	87,746	3,260,641
Nestle SA	21,097	2,058,897
Northwest Bancshares, Inc.	258,262	3,277,345
ONEOK, Inc.	37,040	3,348,046
Security Description	Shares	Value
Peoples Bancorp, Inc.	83,087	$2,731,070
Pfizer, Inc.	133,606	3,751,656
Sanofi SA	25,857	2,464,430
Universal Corp.	56,586	2,982,082
Verizon Communications, Inc.	86,430	4,338,786
Virtus Investment Partners, Inc.	17,599	2,364,426
		67,361,925
TOTAL COMMON STOCKS (Cost $224,797,577)		244,260,999
SHORT-TERM INVESTMENTS — 7.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.64% (b) (c)	291,405	291,405
State Street Navigator Securities Lending Portfolio II (d) (e)	18,108,794	18,108,794
TOTAL SHORT-TERM INVESTMENTS (Cost $18,400,199)		18,400,199
TOTAL INVESTMENTS — 106.9% (Cost $243,197,776)		262,661,198
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.9)%		(16,913,852)
NET ASSETS — 100.0%		$245,747,346

(a)	All or a portion of the shares of the security are on loan at March 31, 2026.
(b)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended March 31, 2026
are shown in the Affiliate Table below.

(c)	The rate shown is the annualized seven-day yield at March 31, 2026.
(d)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2026 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.

Abbreviations:
REIT	Real Estate Investment Trust
At March 31, 2026, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Index (long)	10	06/19/2026	$1,459,153	$1,450,550	$(8,603)
S&P/TSX 60 Index (long)	1	06/18/2026	271,120	273,412	2,292
					$(6,311)
During the period ended March 31, 2026, the average notional value related to futures contracts was $1,902,413.
See accompanying notes to financial statements.

STATE STREET SPDR S&P GLOBAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$244,260,999	$—	$—	$244,260,999
Short-Term Investments	18,400,199	—	—	18,400,199
TOTAL INVESTMENTS	$262,661,198	$—	$—	$262,661,198
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$2,292	$—	$—	$2,292
Futures Contracts - Unrealized Depreciation	(8,603)	—	—	(8,603)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(6,311)	$—	$—	$(6,311)
Sector Breakdown as of March 31, 2026

% of Net Assets
Financials	22.7%
Utilities	13.7
Real Estate	12.8
Industrials	11.1
Communication Services	10.3
Consumer Staples	7.3
Energy	7.3
Health Care	4.9
Materials	4.2
Consumer Discretionary	2.9
Information Technology	2.2
Short-Term Investments	7.5
Liabilities in Excess of Other Assets	(6.9)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/25	Value at 9/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/26	Value at 3/31/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	614,449	$614,449	$16,884,789	$17,207,833	$—	$—	291,405	$291,405	$10,718
State Street Navigator Securities Lending Portfolio II	12,400,390	12,400,390	78,376,227	72,667,823	—	—	18,108,794	18,108,794	29,953
Total		$13,014,839	$95,261,016	$89,875,656	$—	$—		$18,400,199	$40,671
See accompanying notes to financial statements.

STATE STREET SPDR S&P GLOBAL INFRASTRUCTURE ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
ARGENTINA — 0.3%
Corp. America Airports SA (a)	100,687	$2,546,374
AUSTRALIA — 8.8%
Atlas Arteria Ltd. Stapled Security	3,154,166	9,246,035
Dalrymple Bay Infrastructure Ltd.	1,608,876	5,564,692
Qube Holdings Ltd.	5,745,103	19,123,232
Transurban Group Stapled Security	4,350,848	41,748,345
		75,682,304
BRAZIL — 0.9%
Axia Energia ADR	210,611	2,375,692
Cia de Saneamento Basico do Estado de Sao Paulo SABESP ADR	109,211	3,332,022
Cia Energetica de Minas Gerais ADR	440,069	1,051,765
Cia Paranaense de Energia - Copel ADR	105,900	1,264,446
		8,023,925
CAMEROON — 0.0% *
Golar LNG Ltd.	326	17,640
CANADA — 7.9%
Enbridge, Inc.	631,416	34,119,222
Gibson Energy, Inc.	450	9,570
Keyera Corp. (b)	66,346	2,558,187
Pembina Pipeline Corp.	168,061	7,498,949
South Bow Corp.	60,323	2,000,465
TC Energy Corp.	301,212	18,801,603
Westshore Terminals Investment Corp.	104,204	2,511,111
		67,499,107
CHINA — 4.3%
Anhui Expressway Co. Ltd. Class H	1,292,000	2,447,157
Beijing Capital International Airport Co. Ltd. Class H (a)	6,048,000	1,411,678
CGN Power Co. Ltd. Class H (c)	2,428,000	1,090,095
China Gas Holdings Ltd.	661,197	602,990
China Longyuan Power Group Corp. Ltd. Class H	760,000	691,156
China Merchants Port Holdings Co. Ltd.	3,781,354	7,060,920
China Resources Power Holdings Co. Ltd.	498,000	1,159,218
COSCO SHIPPING Energy Transportation Co. Ltd. Class H	372,000	850,739
COSCO SHIPPING Ports Ltd.	4,460,158	2,935,437
Huaneng Power International, Inc. Class H	936,000	704,370
Jiangsu Expressway Co. Ltd. Class H	3,932,000	5,060,315
Kunlun Energy Co. Ltd.	872,000	796,347
Security Description	Shares	Value
Shenzhen Expressway Corp. Ltd. Class H	1,948,000	$1,865,957
Shenzhen International Holdings Ltd.	4,482,069	4,076,063
Sichuan Expressway Co. Ltd. Class H	1,988,000	1,394,607
Zhejiang Expressway Co. Ltd. Class H	5,337,840	4,888,356
		37,035,405
FRANCE — 6.2%
Aeroports de Paris SA	125,244	15,094,420
Engie SA	428,498	13,680,851
Gaztransport Et Technigaz SA	10,746	2,515,929
Getlink SE	1,017,590	21,772,713
		53,063,913
GERMANY — 3.5%
E.ON SE	512,450	11,194,833
Fraport AG Frankfurt Airport Services Worldwide (a)	101,985	8,719,027
RWE AG	153,275	10,186,486
		30,100,346
HONG KONG — 0.4%
Hutchison Port Holdings Trust Stapled Security	16,403,300	3,362,676
ITALY — 2.8%
Enav SpA (b) (c)	825,955	4,920,109
Enel SpA	1,785,193	19,283,429
		24,203,538
JAPAN — 1.1%
Japan Airport Terminal Co. Ltd.	302,500	9,805,723
MEXICO — 7.5%
Grupo Aeroportuario del Centro Norte SAB de CV ADR (b)	109,039	12,510,045
Grupo Aeroportuario del Pacifico SAB de CV ADR (b)	132,361	32,675,960
Grupo Aeroportuario del Sureste SAB de CV ADR	55,717	18,728,155
		63,914,160
NEW ZEALAND — 2.9%
Auckland International Airport Ltd.	5,498,358	24,998,211
NORWAY — 0.2%
Frontline PLC	40,843	1,425,173
SINGAPORE — 1.2%
SATS Ltd. (b)	2,910,721	7,941,509
SIA Engineering Co. Ltd.	802,100	2,014,343
		9,955,852
SPAIN — 8.8%
Aena SME SA (b) (c)	1,441,893	42,397,623
Iberdrola SA	1,436,493	32,680,483
		75,078,106
See accompanying notes to financial statements.

STATE STREET SPDR S&P GLOBAL INFRASTRUCTURE ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
SWITZERLAND — 2.2%
Flughafen Zurich AG	61,776	$19,065,955
UNITED KINGDOM — 3.4%
National Grid PLC	1,148,534	19,227,479
SSE PLC	277,526	9,497,008
		28,724,487
UNITED STATES — 37.3%
American Electric Power Co., Inc.	125,030	16,388,932
Antero Midstream Corp.	95,876	2,185,973
Cheniere Energy, Inc.	62,299	17,677,964
Consolidated Edison, Inc.	764	86,470
Constellation Energy Corp.	71,968	20,097,064
Dominion Energy, Inc.	197,299	12,197,024
DT Midstream, Inc.	29,453	3,966,435
Duke Energy Corp.	179,674	23,526,514
Entergy Corp.	104,460	11,737,126
Exelon Corp.	236,328	11,584,799
Kinder Morgan, Inc.	566,559	18,996,723
NextEra Energy, Inc.	470,452	43,695,582
ONEOK, Inc.	182,232	16,471,950
PG&E Corp.	507,923	8,924,207
Public Service Enterprise Group, Inc.	115,361	9,338,473
Sempra	150,783	14,651,584
Sky Harbour Group Corp. (a) (b)	78,516	756,109
Southern Co.	254,441	24,558,645
Targa Resources Corp.	62,164	15,586,380
Vistra Corp.	73,527	11,053,314
WEC Energy Group, Inc.	648	75,019
Williams Cos., Inc.	353,360	25,717,541
Xcel Energy, Inc.	136,712	10,860,401
		320,134,229
TOTAL COMMON STOCKS (Cost $701,505,408)		854,637,124
SHORT-TERM INVESTMENTS — 2.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.64% (d) (e)	972,060	972,060
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (f) (g)	16,365,761	$16,365,761
TOTAL SHORT-TERM INVESTMENTS (Cost $17,337,821)		17,337,821
TOTAL INVESTMENTS — 101.7% (Cost $718,843,229)		871,974,945
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.7)%		(14,725,775)
NET ASSETS — 100.0%		$857,249,170

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2026.
(c)
Securities purchased pursuant to Rule 144A of the
Securities Act of 1933, as amended. These securities,
which represent 5.6% of net assets as of March 31, 2026,
may be resold in transactions exempt from registration,
normally to qualified institutional buyers.

(d)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended March 31, 2026
are shown in the Affiliate Table below.

(e)	The rate shown is the annualized seven-day yield at March 31, 2026.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2026 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.

*	Amount is less than 0.05% of net assets.

Abbreviations:
ADR	American Depositary Receipt
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$854,637,124	$—	$—	$854,637,124
Short-Term Investments	17,337,821	—	—	17,337,821
TOTAL INVESTMENTS	$871,974,945	$—	$—	$871,974,945
See accompanying notes to financial statements.

STATE STREET SPDR S&P GLOBAL INFRASTRUCTURE ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Sector Breakdown as of March 31, 2026

% of Net Assets
Utilities	40.5%
Industrials	39.3
Energy	19.9
Short-Term Investments	2.0
Liabilities in Excess of Other Assets	(1.7)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/25	Value at 9/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/26	Value at 3/31/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,732,859	$1,732,859	$20,740,277	$21,501,076	$—	$—	972,060	$972,060	$16,074
State Street Navigator Securities Lending Portfolio II	31,829,465	31,829,465	84,960,415	100,424,119	—	—	16,365,761	16,365,761	21,420
Total		$33,562,324	$105,700,692	$121,925,195	$—	$—		$17,337,821	$37,494
See accompanying notes to financial statements.

STATE STREET SPDR S&P INTERNATIONAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.0%
AUSTRALIA — 7.3%
ANZ Group Holdings Ltd.	287,642	$7,086,307
Coles Group Ltd.	357,752	5,380,735
Medibank Pvt Ltd.	1,847,218	5,516,097
National Storage REIT	1,306,026	2,477,758
Steadfast Group Ltd. (a)	1,213,302	3,531,710
Telstra Group Ltd.	1,917,071	6,998,301
Worley Ltd.	672,199	5,160,962
		36,151,870
BRAZIL — 1.7%
Ambev SA	2,823,933	8,246,915
CANADA — 7.3%
Canadian Apartment Properties REIT	82,572	2,101,058
Fortis, Inc. (a)	100,608	5,595,061
Gibson Energy, Inc. (a)	255,439	5,432,575
Pembina Pipeline Corp. (a)	204,304	9,116,126
Quebecor, Inc. Class B (a)	125,704	5,320,723
SmartCentres Real Estate Investment Trust	128,684	2,456,481
Sun Life Financial, Inc.	99,926	6,240,228
		36,262,252
FINLAND — 0.6%
Huhtamaki OYJ	86,854	2,796,044
FRANCE — 11.3%
Bouygues SA	134,212	7,640,715
Cie Generale des Etablissements Michelin SCA	197,150	6,630,690
Danone SA	62,076	4,938,014
Gecina SA REIT	44,701	3,492,004
Orange SA	476,044	9,694,699
TotalEnergies SE	162,423	15,141,801
Veolia Environnement SA	212,729	8,005,172
		55,543,095
GERMANY — 2.7%
Evonik Industries AG	551,894	10,651,194
Henkel AG & Co. KGaA	36,890	2,626,788
		13,277,982
HONG KONG — 2.2%
CLP Holdings Ltd.	701,500	6,576,395
HKT Trust & HKT Ltd. Stapled Security	2,713,000	4,228,573
		10,804,968
INDIA — 0.8%
ITC Ltd.	1,355,231	4,110,755
ITALY — 3.3%
Snam SpA	1,202,074	9,077,483
Terna - Rete Elettrica Nazionale	649,610	7,383,012
		16,460,495
Security Description	Shares	Value
JAPAN — 24.0%
Advance Residence Investment Corp. REIT	1,829	$1,857,857
AEON Financial Service Co. Ltd.	185,400	1,813,911
Asahi Kasei Corp.	425,100	4,032,157
Bridgestone Corp.	223,400	4,587,641
Canon, Inc. (a)	176,200	4,825,592
Casio Computer Co. Ltd.	326,300	2,873,508
Electric Power Development Co. Ltd. (a)	210,600	5,733,287
GLP J-Reit	2,840	2,311,773
Hulic Co. Ltd.	453,200	5,211,700
Iida Group Holdings Co. Ltd.	159,700	2,401,172
Isuzu Motors Ltd.	332,500	4,641,917
Japan Metropolitan Fund Invest REIT	3,246	2,264,794
Japan Real Estate Investment Corp. REIT (a)	2,647	1,938,371
Kamigumi Co. Ltd.	94,900	3,252,215
KDDI Corp.	257,800	4,413,340
KDX Realty Investment Corp. REIT	2,348	2,370,286
Kirin Holdings Co. Ltd.	286,600	4,548,777
Kyocera Corp.	227,100	3,394,580
MEIJI Holdings Co. Ltd.	183,800	4,458,383
NH Foods Ltd.	63,000	2,783,896
Nippon Building Fund, Inc. REIT	2,028	1,690,319
Nissui Corp.	471,600	3,982,617
Nomura Real Estate Holdings, Inc. (a)	792,500	5,033,762
Nomura Real Estate Master Fund, Inc. REIT	2,068	2,030,433
NTT, Inc.	5,030,000	4,970,243
Orix JREIT, Inc.	3,337	2,017,848
Sekisui Chemical Co. Ltd. (a)	253,500	4,153,295
Sekisui House Ltd.	267,500	5,918,662
Seven Bank Ltd. (a)	2,235,200	3,761,161
Takeda Pharmaceutical Co. Ltd. (a)	189,700	6,753,792
United Urban Investment Corp. REIT	2,071	2,214,326
USS Co. Ltd.	375,600	3,909,696
Zenkoku Hosho Co. Ltd.	118,500	2,339,610
		118,490,921
KUWAIT — 0.5%
National Bank of Kuwait SAKP	797,408	2,361,832
MALAYSIA — 2.2%
Malayan Banking Bhd.	2,214,300	6,212,509
RHB Bank Bhd.	2,232,100	4,652,735
		10,865,244
NETHERLANDS — 2.7%
Koninklijke KPN NV	1,583,705	8,764,249
Magnum Ice Cream Co. NV (a) (b)	316,425	4,633,873
		13,398,122
See accompanying notes to financial statements.

STATE STREET SPDR S&P INTERNATIONAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
RUSSIA — 0.0%
Inter RAO UES PJSC (b) (c)	71,668,770	$—
SAUDI ARABIA — 1.1%
Saudi Telecom Co.	465,450	5,271,445
SINGAPORE — 2.1%
CapitaLand Ascendas REIT	1,342,700	2,570,607
CapitaLand Integrated Commercial Trust REIT	1,328,900	2,358,781
Keppel Ltd.	581,700	5,306,832
		10,236,220
SOUTH AFRICA — 3.3%
Bidvest Group Ltd. (a)	268,396	3,567,899
FirstRand Ltd. (a)	1,004,007	5,052,441
Nedbank Group Ltd.	499,792	7,788,784
		16,409,124
SOUTH KOREA — 1.0%
LG Corp.	90,622	4,898,966
SPAIN — 1.8%
Colonial SFL Socimi SA REIT (a)	518,069	3,035,333
Iberdrola SA	249,701	5,680,744
		8,716,077
SWEDEN — 1.9%
Essity AB Class B (a)	156,512	3,990,738
Skandinaviska Enskilda Banken AB Class A (a)	298,732	5,403,125
		9,393,863
SWITZERLAND — 4.3%
Allreal Holding AG	8,841	2,475,546
SGS SA	44,821	4,690,991
Swisscom AG	7,523	6,244,591
Zurich Insurance Group AG	11,079	7,740,341
		21,151,469
TAIWAN — 3.8%
Chang Hwa Commercial Bank Ltd.	4,019,000	2,564,517
Chunghwa Telecom Co. Ltd.	973,000	4,047,826
President Chain Store Corp.	658,000	4,620,613
Shanghai Commercial & Savings Bank Ltd.	2,808,000	3,425,461
Uni-President Enterprises Corp.	1,871,000	4,155,177
		18,813,594
THAILAND — 0.8%
Advanced Info Service PCL NVDR	350,500	3,964,115
UNITED KINGDOM — 8.1%
DCC PLC	119,755	7,318,051
Hiscox Ltd.	170,488	3,397,067
Intertek Group PLC	88,754	4,269,613
Land Securities Group PLC REIT	433,042	3,157,919
Severn Trent PLC	172,970	7,048,148
Smith & Nephew PLC	218,611	3,416,144
Unilever PLC	81,086	4,489,909
Security Description	Shares	Value
United Utilities Group PLC	408,812	$7,089,166
		40,186,017
UNITED STATES — 4.2%
Novartis AG	32,627	4,907,348
Sanofi SA	83,648	7,972,488
Shell PLC	162,867	7,695,302
		20,575,138
TOTAL COMMON STOCKS (Cost $435,574,627)		488,386,523
RIGHTS — 0.0% *
SINGAPORE — 0.0% *
CapitaLand Ascendas REIT (expiring 04/15/26) (b) (Cost $0)	37,545	3,492
SHORT-TERM INVESTMENTS — 6.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.64% (d) (e)	204,498	204,498
State Street Navigator Securities Lending Portfolio II (f) (g)	33,575,079	33,575,079
TOTAL SHORT-TERM INVESTMENTS (Cost $33,779,577)		33,779,577
TOTAL INVESTMENTS — 105.8% (Cost $469,354,204)		522,169,592
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.8)%		(28,775,267)
NET ASSETS — 100.0%		$493,394,325

(a)	All or a portion of the shares of the security are on loan at March 31, 2026.
(b)	Non-income producing security.
(c)
Fair valued as determined in good faith by the Trust's
Oversight Committee in accordance with policy and
procedures approved by the Board of Trustees. Security
value is determined based on significant unobservable
inputs and is classified as Level 3. As of March 31, 2026,
total aggregate fair value of the security is $0, representing
0.00% of the Fund's net assets.

(d)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended March 31, 2026
are shown in the Affiliate Table below.

(e)	The rate shown is the annualized seven-day yield at March 31, 2026.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2026 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.

*	Amount is less than 0.05% of net assets.

Abbreviations:
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust
See accompanying notes to financial statements.

STATE STREET SPDR S&P INTERNATIONAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$488,386,523	$—	$0 (a)	$488,386,523
Rights	—	3,492	—	3,492
Short-Term Investments	33,779,577	—	—	33,779,577
TOTAL INVESTMENTS	$522,166,100	$3,492	$0	$522,169,592

(a)	The Fund held a Level 3 security that was valued at $0 at March 31, 2026.
Sector Breakdown as of March 31, 2026

% of Net Assets
Financials	16.0%
Communication Services	12.9
Consumer Staples	12.8
Utilities	12.6
Real Estate	10.7
Energy	9.1
Industrials	8.7
Consumer Discretionary	6.3
Health Care	4.7
Materials	3.5
Information Technology	1.7
Short-Term Investments	6.8
Liabilities in Excess of Other Assets	(5.8)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/25	Value at 9/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/26	Value at 3/31/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	$—	$22,654,223	$22,449,725	$—	$—	204,498	$204,498	$4,795
State Street Navigator Securities Lending Portfolio II	37,812,479	37,812,479	86,870,644	91,108,044	—	—	33,575,079	33,575,079	45,546
Total		$37,812,479	$109,524,867	$113,557,769	$—	$—		$33,779,577	$50,341
See accompanying notes to financial statements.

[This Page Intentionally Left Blank]

SPDR INDEX SHARES FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2026 (Unaudited)

	State Street SPDR EURO STOXX 50 ETF	State Street SPDR MSCI ACWI Climate Paris Aligned ETF	State Street SPDR MSCI ACWI ex-US ETF
ASSETS
Investments in unaffiliated issuers, at value*	$4,314,190,644	$162,769,559	$2,377,770,091
Investments in affiliated issuers, at value	37,718,843	7,866,901	75,034,949
Total Investments	4,351,909,487	170,636,460	2,452,805,040
Foreign currency, at value	292,422	287,181	11,437,932
Net cash at broker	1,052,746	175,733	1,191,299
Cash	—	—	54,023
Receivable for investments sold	—	—	92
Receivable for fund shares sold	—	—	57,245,886
Dividends receivable — unaffiliated issuers	5,164,388	209,685	7,118,388
Dividends receivable — affiliated issuers	3,115	4,905	11,823
Securities lending income receivable — unaffiliated issuers	4,021	1,722	45,756
Securities lending income receivable — affiliated issuers	63,786	3,200	32,739
Receivable for foreign taxes recoverable	9,495,738	174,612	2,896,777
Other receivable	21,910	1,382	—
TOTAL ASSETS	4,368,007,613	171,494,880	2,532,839,755
LIABILITIES
Deposit from Broker	—	—	—
Due to custodian	—	—	—
Payable upon return of securities loaned	37,238,023	6,104,420	73,734,377
Payable for investments purchased	—	—	54,586,496
Payable to broker – accumulated variation margin on open futures contracts	345,931	39,715	153,755
Deferred foreign taxes payable	—	30,815	2,999,729
Advisory fee payable	1,174,439	16,955	617,739
Trustees’ fees and expenses payable	1,671	48	189
Accrued expenses and other liabilities	1,631,717	—	—
TOTAL LIABILITIES	40,391,781	6,191,953	132,092,285
NET ASSETS	$4,327,615,832	$165,302,927	$2,400,747,470
NET ASSETS CONSIST OF:
Paid-in capital	$4,645,753,250	$147,913,125	$2,049,558,959
Total distributable earnings (loss)**	(318,137,418)	17,389,802	351,188,511
NET ASSETS	$4,327,615,832	$165,302,927	$2,400,747,470
NET ASSET VALUE PER SHARE
Net asset value per share	$60.95	$40.32	$35.78
Shares outstanding (unlimited amount authorized, $0.01 par value)	71,000,967	4,100,000	67,099,982
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$3,782,224,192	$128,101,876	$1,767,733,838
Investments in affiliated issuers	37,718,843	7,855,324	75,034,949
Total cost of investments	$3,819,943,035	$135,957,200	$1,842,768,787
Foreign currency, at cost	$293,437	$294,528	$11,592,240
* Includes investments in securities on loan, at value	$87,594,448	$10,514,109	$147,674,836
** Includes deferred foreign taxes	$—	$30,815	$2,999,729
See accompanying notes to financial statements.

State Street SPDR MSCI EAFE Fossil Fuel Reserves Free ETF	State Street SPDR MSCI EAFE StrategicFactors ETF	State Street SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF	State Street SPDR MSCI Emerging Markets StrategicFactors ETF	State Street SPDR S&P Emerging Markets ex-China ETF	State Street SPDR MSCI World StrategicFactors ETF

$453,221,038	$993,709,144	$143,944,733	$41,666,139	$8,307,624	$176,647,969
23,006,239	36,363,546	4,400,342	809,203	114,173	7,208,553
476,227,277	1,030,072,690	148,345,075	42,475,342	8,421,797	183,856,522
1,691,350	3,142,192	1,225,257	205,202	11,746	398,439
—	—	—	—	—	—
—	—	—	1,985	—	—
157,065	90,717	—	—	—	9,761
—	—	—	—	—	—
1,660,253	3,660,729	285,303	105,841	17,409	295,720
188	287	9,265	114	65	1,243
13,921	14,973	1,183	22	—	743
9,006	13,202	952	2,065	36	1,688
984,522	3,233,606	—	—	—	120,166
1,382	—	—	—	—	12
480,744,964	1,040,228,396	149,867,035	42,790,571	8,451,053	184,684,294

—	—	—	—	47	—
—	—	—	—	—	273
22,972,081	36,305,748	1,431,162	758,318	106,999	6,678,994
—	—	3,487,897	—	6	—
—	—	—	—	—	—
—	—	231,179	124,110	1,375	—
80,663	261,136	35,050	11,128	1,002	46,221
32	568	47	29	—	82
—	—	—	—	—	—
23,052,776	36,567,452	5,185,335	893,585	109,429	6,725,570
$457,692,188	$1,003,660,944	$144,681,700	$41,896,986	$8,341,624	$177,958,724

$394,731,543	$912,646,587	$135,662,329	$43,184,785	$7,863,259	$144,570,178
62,960,645	91,014,357	9,019,371	(1,287,799)	478,365	33,388,546
$457,692,188	$1,003,660,944	$144,681,700	$41,896,986	$8,341,624	$177,958,724

$48.69	$91.66	$42.55	$67.04	$27.81	$142.37
9,400,000	10,950,000	3,400,000	625,000	300,000	1,250,000

$366,258,622	$811,613,533	$122,971,256	$31,134,070	$7,814,938	$137,393,550
23,006,239	36,363,546	4,400,342	809,203	114,173	7,188,479
$389,264,861	$847,977,079	$127,371,598	$31,943,273	$7,929,111	$144,582,029
$1,695,930	$3,150,594	$1,229,247	$233,883	$11,771	$403,441
$37,976,387	$55,171,589	$3,576,277	$1,224,562	$110,287	$9,009,987
$—	$—	$231,179	$124,110	$1,375	$—

SPDR INDEX SHARES FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (continued)
March 31, 2026 (Unaudited)

	State Street SPDR S&P Emerging Asia Pacific ETF	State Street SPDR S&P Emerging Markets Dividend ETF	State Street SPDR S&P Emerging Markets Small Cap ETF
ASSETS
Investments in unaffiliated issuers, at value*	$348,453,079	$1,125,580,774	$679,916,294
Investments in affiliated issuers, at value	1,906,798	51,647,264	17,255,962
Total Investments	350,359,877	1,177,228,038	697,172,256
Foreign currency, at value	873,492	3,663,961	1,417,885
Net cash at broker	—	1,051,322	145,074
Cash	8,193	—	—
Receivable for investments sold	—	1,181	37,102
Dividends receivable — unaffiliated issuers	354,056	7,963,261	1,190,834
Dividends receivable — affiliated issuers	1,466	18,411	4,255
Securities lending income receivable — unaffiliated issuers	20,779	204,876	360,616
Securities lending income receivable — affiliated issuers	1,760	7,976	31,100
Receivable for foreign taxes recoverable	—	9,523	26,610
TOTAL ASSETS	351,619,623	1,190,148,549	700,385,732
LIABILITIES
Due to custodian	—	133,325	—
Payable upon return of securities loaned	1,878,770	51,647,264	16,363,685
Payable for investments purchased	—	—	—
Payable for fund shares repurchased	—	—	—
Payable to broker – accumulated variation margin on open futures contracts	—	233,395	27,932
Deferred foreign taxes payable	3,298,032	—	—
Advisory fee payable	154,443	488,295	393,371
Trustees’ fees and expenses payable	200	8	398
TOTAL LIABILITIES	5,331,445	52,502,287	16,785,386
NET ASSETS	$346,288,178	$1,137,646,262	$683,600,346
NET ASSETS CONSIST OF:
Paid-in capital	$329,844,177	$1,307,229,499	$657,121,847
Total distributable earnings (loss)**	16,444,001	(169,583,237)	26,478,499
NET ASSETS	$346,288,178	$1,137,646,262	$683,600,346
NET ASSET VALUE PER SHARE
Net asset value per share	$133.19	$38.70	$64.49
Shares outstanding (unlimited amount authorized, $0.01 par value)	2,600,000	29,400,000	10,600,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$269,528,284	$1,122,696,797	$620,582,520
Investments in affiliated issuers	1,906,798	51,647,264	17,255,962
Total cost of investments	$271,435,082	$1,174,344,061	$637,838,482
Foreign currency, at cost	$881,623	$3,713,019	$1,766,790
* Includes investments in securities on loan, at value	$8,109,325	$142,259,711	$108,013,684
** Includes deferred foreign taxes	$3,298,033	$—	$735
See accompanying notes to financial statements.

State Street SPDR S&P Global Dividend ETF	State Street SPDR S&P Global Infrastructure ETF	State Street SPDR S&P International Dividend ETF

$244,260,999	$854,637,124	$488,390,015
18,400,199	17,337,821	33,779,577
262,661,198	871,974,945	522,169,592
835,915	1,731,503	1,421,008
121,776	—	—
—	—	—
7,126,240	69,008,814	587
1,143,846	1,389,209	2,745,261
2,179	2,147	609
14,660	714	21,862
4,285	2,092	8,471
559,537	205,225	1,449,260
272,469,636	944,314,649	527,816,650

—	—	50,199
18,108,794	16,365,761	33,575,079
8,521,801	32,651,573	604,806
—	37,767,291	—
6,280	—	—
—	—	—
85,343	280,794	192,035
72	60	206
26,722,290	87,065,479	34,422,325
$245,747,346	$857,249,170	$493,394,325

$307,678,255	$762,873,784	$894,172,003
(61,930,909)	94,375,386	(400,777,678)
$245,747,346	$857,249,170	$493,394,325

$76.20	$75.53	$45.05
3,225,000	11,350,000	10,951,326

$224,797,577	$701,505,408	$435,574,627
18,400,199	17,337,821	33,779,577
$243,197,776	$718,843,229	$469,354,204
$850,010	$1,756,405	$1,425,725
$33,434,321	$15,914,349	$52,368,979
$—	$—	$—

SPDR INDEX SHARES FUNDS
STATEMENTS OF OPERATIONS
For the Six Months Ended March 31, 2026 (Unaudited)

	State Street SPDR EURO STOXX 50 ETF	State Street SPDR MSCI ACWI Climate Paris Aligned ETF	State Street SPDR MSCI ACWI ex-US ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	$10,245	$786	$6,413
Dividend income — unaffiliated issuers	37,390,060	1,287,502	25,236,465
Dividend income — affiliated issuers	19,742	26,692	123,275
Unaffiliated securities lending income	9,388	5,635	278,430
Affiliated securities lending income	175,166	13,508	141,594
Foreign taxes withheld	(3,936,882)	(75,972)	(2,411,851)
TOTAL INVESTMENT INCOME (LOSS)	33,667,719	1,258,151	23,374,326
EXPENSES
Advisory fee	7,137,222	106,322	3,498,710
Trustees’ fees and expenses	19,653	666	7,758
Miscellaneous expenses	13,319	8,922	22,542
TOTAL EXPENSES	7,170,194	115,910	3,529,010
NET INVESTMENT INCOME (LOSS)	$26,497,525	$1,142,241	$19,845,316
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers*	2,785,162	809,170	(6,747,636)
Investments — affiliated issuers	—	—	—
In-kind redemptions — unaffiliated issuers	189,944,401	3,167,991	10,725,759
In-kind redemptions — affiliated issuers	—	745	—
Foreign currency transactions	(149,799)	(20,594)	(367,302)
Futures contracts	380,205	(65,482)	841,789
Net realized gain (loss)	192,959,969	3,891,830	4,452,610
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers**	(251,599,221)	(10,429,525)	71,664,218
Investments — affiliated issuers	—	2,349	—
Foreign currency translations	(150,173)	(6,906)	(324,436)
Futures contracts	(646,787)	(48,906)	(250,414)
Net change in unrealized appreciation/depreciation	(252,396,181)	(10,482,988)	71,089,368
NET REALIZED AND UNREALIZED GAIN (LOSS)	(59,436,212)	(6,591,158)	75,541,978
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(32,938,687)	$(5,448,917)	$95,387,294
* Includes foreign capital gain taxes	$—	$(8,258)	$(77)
** Includes foreign deferred taxes	$—	$45,601	$1,391,991
See accompanying notes to financial statements.

State Street SPDR MSCI EAFE Fossil Fuel Reserves Free ETF	State Street SPDR MSCI EAFE StrategicFactors ETF	State Street SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF	State Street SPDR MSCI Emerging Markets StrategicFactors ETF	State Street SPDR S&P Emerging Markets ex-China ETF	State Street SPDR MSCI World StrategicFactors ETF

$—	$—	$—	$—	$74	$—
5,033,908	12,695,818	1,007,552	816,903	62,390	1,722,504
9,013	11,356	12,250	2,533	464	6,342
22,102	27,642	6,362	1,766	33	3,016
29,974	52,507	2,872	13,330	195	7,948
(426,653)	(1,003,341)	(127,310)	(106,132)	(7,356)	(69,545)
4,668,344	11,783,982	901,726	728,400	55,800	1,670,265

459,527	1,483,416	149,511	64,183	4,542	265,842
1,542	3,741	352	163	20	686
8,923	15,207	5,750	5,750	—	8,923
469,992	1,502,364	155,613	70,096	4,562	275,451
$4,198,352	$10,281,618	$746,113	$658,304	$51,238	$1,394,814

(2,790,724)	(1,473,848)	(159,209)	787,814	6,621	(310,635)
—	—	—	—	—	1,958
—	11,539,708	—	—	—	4,532,955
—	—	—	—	—	—
(54,496)	32,824	(108,485)	(292,929)	(13,781)	(10,713)
—	—	—	—	19,333	—
(2,845,220)	10,098,684	(267,694)	494,885	12,173	4,213,565

1,113,641	33,368,107	(824,355)	793,390	92,254	(1,675,981)
—	—	—	—	—	1,837
(31,039)	(301,867)	(16,882)	(7,921)	135	(12,210)
—	—	—	—	(772)	—
1,082,602	33,066,240	(841,237)	785,469	91,617	(1,686,354)
(1,762,618)	43,164,924	(1,108,931)	1,280,354	103,790	2,527,211
$2,435,734	$53,446,542	$(362,818)	$1,938,658	$155,028	$3,922,025
$—	$—	$(90)	$(14,764)	$—	$—
$—	$—	$353,519	$124,525	$(1,375)	$—

SPDR INDEX SHARES FUNDS
STATEMENTS OF OPERATIONS (continued)
For the Six Months Ended March 31, 2026 (Unaudited)

	State Street SPDR S&P Emerging Asia Pacific ETF	State Street SPDR S&P Emerging Markets Dividend ETF	State Street SPDR S&P Emerging Markets Small Cap ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	$—	$3,205	$2,085
Dividend income — unaffiliated issuers	2,065,476	20,865,437	4,996,138
Dividend income — affiliated issuers	7,349	57,155	77,055
Unaffiliated securities lending income	162,501	—	—
Affiliated securities lending income	10,509	708,260	2,031,501
Foreign taxes withheld	(281,092)	(1,887,441)	(434,588)
TOTAL INVESTMENT INCOME (LOSS)	1,964,743	19,746,616	6,672,191
EXPENSES
Advisory fee	946,490	2,510,252	2,399,427
Trustees’ fees and expenses	1,517	3,425	2,873
Miscellaneous expenses	—	17,700	5,467
TOTAL EXPENSES	948,007	2,531,377	2,407,767
NET INVESTMENT INCOME (LOSS)	$1,016,736	$17,215,239	$4,264,424
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers*	10,023,471	18,560,643	2,254,999
In-kind redemptions — unaffiliated issuers	6,438,966	—	2,878,382
Foreign currency transactions	(53,379)	(275,318)	(25,199)
Futures contracts	—	(24,811)	166,867
Net realized gain (loss)	16,409,058	18,260,514	5,275,049
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers**	(30,202,523)	(28,773,789)	(23,848,394)
Foreign currency translations	(7,161)	(188,499)	(19,824)
Futures contracts	—	(320,913)	(126,533)
Net change in unrealized appreciation/depreciation	(30,209,684)	(29,283,201)	(23,994,751)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(13,800,626)	(11,022,687)	(18,719,702)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(12,783,890)	$6,192,552	$(14,455,278)
* Includes foreign capital gain taxes	$(521,868)	$—	$(231,207)
** Includes foreign deferred taxes	$1,642,987	$—	$3,313,755
See accompanying notes to financial statements.

State Street SPDR S&P Global Dividend ETF	State Street SPDR S&P Global Infrastructure ETF	State Street SPDR S&P International Dividend ETF

$1,151	$—	$—
4,386,589	9,460,179	8,842,074
10,718	16,074	4,795
48,028	12,507	45,115
29,953	21,420	45,546
(310,286)	(512,408)	(746,707)
4,166,153	8,997,772	8,190,823

482,897	1,403,970	1,115,613
886	2,295	2,000
10,723	5,752	8,924
494,506	1,412,017	1,126,537
$3,671,647	$7,585,755	$7,064,286

15,928,228	8,333,008	8,735,727
1,482,010	14,587,029	2,635,460
(7,366)	43,715	(98,462)
109,899	—	—
17,512,771	22,963,752	11,272,725

(6,089,009)	38,129,910	17,690,444
(31,369)	(34,351)	(53,448)
(24,762)	—	—
(6,145,140)	38,095,559	17,636,996
11,367,631	61,059,311	28,909,721
$15,039,278	$68,645,066	$35,974,007
$—	$—	$—
$—	$—	$—

SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	State Street SPDR EURO STOXX 50 ETF		State Street SPDR MSCI ACWI Climate Paris Aligned ETF
	Six Months Ended 3/31/26 (Unaudited)	Year Ended 9/30/25	Six Months Ended 3/31/26 (Unaudited)	Year Ended 9/30/25
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$26,497,525	$111,426,889	$1,142,241	$2,431,394
Net realized gain (loss)	192,959,969	183,414,640	3,891,830	847,315
Net change in unrealized appreciation/depreciation	(252,396,181)	402,309,516	(10,482,988)	19,856,925
Net increase (decrease) in net assets resulting from operations	(32,938,687)	697,151,045	(5,448,917)	23,135,634
Net equalization credits and charges	1,282,897	2,461,895	35,199	(96,640)
Distributions to shareholders	(46,164,238)	(112,647,298)	(2,727,236)	(2,154,965)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	324,290,206	1,276,662,792	4,019,999	26,562,215
Cost of shares redeemed	(560,010,507)	(1,093,962,752)	(8,701,402)	(7,863,713)
Net income equalization	(1,282,897)	(2,461,895)	(35,199)	96,640
Other capital	—	—	1,885	4,388
Net increase (decrease) in net assets from beneficial interest transactions	(237,003,198)	180,238,145	(4,714,717)	18,799,530
Net increase (decrease) in net assets during the period	(314,823,226)	767,203,787	(12,855,671)	39,683,559
Net assets at beginning of period	4,642,439,058	3,875,235,271	178,158,598	138,475,039
NET ASSETS AT END OF PERIOD	$4,327,615,832	$4,642,439,058	$165,302,927	$178,158,598
SHARES OF BENEFICIAL INTEREST:
Shares sold	5,000,000	23,000,000	100,000	700,000
Shares redeemed	(8,900,000)	(20,900,000)	(200,000)	(200,000)
Net increase (decrease) from share transactions	(3,900,000)	2,100,000	(100,000)	500,000
See accompanying notes to financial statements.

State Street SPDR MSCI ACWI ex-US ETF		State Street SPDR MSCI EAFE Fossil Fuel Reserves Free ETF		State Street SPDR MSCI EAFE StrategicFactors ETF
Six Months Ended 3/31/26 (Unaudited)	Year Ended 9/30/25	Six Months Ended 3/31/26 (Unaudited)	Year Ended 9/30/25	Six Months Ended 3/31/26 (Unaudited)	Year Ended 9/30/25

$19,845,316	$46,358,678	$4,198,352	$9,371,158	$10,281,618	$25,354,167
4,452,610	(7,472,368)	(2,845,220)	(2,531,843)	10,098,684	41,861,649
71,089,368	266,846,860	1,082,602	47,891,925	33,066,240	30,434,077
95,387,294	305,733,170	2,435,734	54,731,240	53,446,542	97,649,893
—	—	(339,220)	268,794	—	—
(38,943,455)	(48,068,780)	(7,941,666)	(9,333,548)	(13,282,937)	(28,061,700)

229,116,930	230,272,680	45,383,037	83,476,180	62,704,957	77,279,504
(22,868,350)	(33,968,744)	—	(3,968,818)	(35,103,255)	(194,804,984)
—	—	339,220	(268,794)	—	—
47,484	53,106	891	1,095	1,511	2,790
206,296,064	196,357,042	45,723,148	79,239,663	27,603,213	(117,522,690)
262,739,903	454,021,432	39,877,996	124,906,149	67,766,818	(47,934,497)
2,138,007,567	1,683,986,135	417,814,192	292,908,043	935,894,126	983,828,623
$2,400,747,470	$2,138,007,567	$457,692,188	$417,814,192	$1,003,660,944	$935,894,126

6,400,000	7,400,000	900,000	1,900,000	700,000	950,000
(600,000)	(1,200,000)	—	(100,000)	(400,000)	(2,500,000)
5,800,000	6,200,000	900,000	1,800,000	300,000	(1,550,000)

SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	State Street SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF		State Street SPDR MSCI Emerging Markets StrategicFactors ETF
	Six Months Ended 3/31/26 (Unaudited)	Year Ended 9/30/25	Six Months Ended 3/31/26 (Unaudited)	Year Ended 9/30/25
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$746,113	$1,826,811	$658,304	$2,246,144
Net realized gain (loss)	(267,694)	2,107,578	494,885	145,275
Net change in unrealized appreciation/depreciation	(841,237)	10,592,079	785,469	268,740
Net increase (decrease) in net assets resulting from operations	(362,818)	14,526,468	1,938,658	2,660,159
Net equalization credits and charges	(447,776)	(54,948)	—	—
Distributions to shareholders	(1,764,575)	(1,566,580)	(1,549,041)	(1,788,008)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	59,225,426	—	—	—
Cost of shares redeemed	—	(11,144,220)	—	(8,720,902)
Net income equalization	447,776	54,948	—	—
Other capital	87,955	20,254	—	14,568
Net increase (decrease) in net assets from beneficial interest transactions	59,761,157	(11,069,018)	—	(8,706,334)
Net increase (decrease) in net assets during the period	57,185,988	1,835,922	389,617	(7,834,183)
Net assets at beginning of period	87,495,712	85,659,790	41,507,369	49,341,552
NET ASSETS AT END OF PERIOD	$144,681,700	$87,495,712	$41,896,986	$41,507,369
SHARES OF BENEFICIAL INTEREST:
Shares sold	1,300,000	—	—	—
Shares redeemed	—	(300,000)	—	(150,000)
Net increase (decrease) from share transactions	1,300,000	(300,000)	—	(150,000)
See accompanying notes to financial statements.

State Street SPDR S&P Emerging Markets ex-China ETF		State Street SPDR MSCI World StrategicFactors ETF		State Street SPDR S&P Emerging Asia Pacific ETF
Six Months Ended 3/31/26 (Unaudited)	Year Ended 9/30/25	Six Months Ended 3/31/26 (Unaudited)	Year Ended 9/30/25	Six Months Ended 3/31/26 (Unaudited)	Year Ended 9/30/25

$51,238	$124,174	$1,394,814	$2,946,985	$1,016,736	$6,064,170
12,173	(17,682)	4,213,565	7,090,087	16,409,058	2,925,435
91,617	240,791	(1,686,354)	7,803,515	(30,209,684)	40,996,536
155,028	347,283	3,922,025	17,840,587	(12,783,890)	49,986,141
—	—	—	—	—	—
(93,866)	(108,467)	(1,757,478)	(2,848,685)	(3,306,265)	(7,266,474)

2,854,445	—	10,640,968	35,122,662	—	37,223,272
—	—	(7,043,506)	(19,589,311)	(35,363,002)	(23,649,915)
—	—	—	—	—	—
2,814	—	185	129	37,189	57,680
2,857,259	—	3,597,647	15,533,480	(35,325,813)	13,631,037
2,918,421	238,816	5,762,194	30,525,382	(51,415,968)	56,350,704
5,423,203	5,184,387	172,196,530	141,671,148	397,704,146	341,353,442
$8,341,624	$5,423,203	$177,958,724	$172,196,530	$346,288,178	$397,704,146

100,000	—	75,000	275,000	—	300,000
—	—	(50,000)	(150,000)	(250,000)	(200,000)
100,000	—	25,000	125,000	(250,000)	100,000

SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	State Street SPDR S&P Emerging Markets Dividend ETF		State Street SPDR S&P Emerging Markets Small Cap ETF
	Six Months Ended 3/31/26 (Unaudited)	Year Ended 9/30/25	Six Months Ended 3/31/26 (Unaudited)	Year Ended 9/30/25
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$17,215,239	$35,149,686	$4,264,424	$16,628,725
Net realized gain (loss)	18,260,514	40,723,904	5,275,049	76,076,014
Net change in unrealized appreciation/depreciation	(29,283,201)	(11,415,912)	(23,994,751)	(29,163,482)
Net increase (decrease) in net assets resulting from operations	6,192,552	64,457,678	(14,455,278)	63,541,257
Net equalization credits and charges	(1,929,717)	(1,574,029)	—	—
Distributions to shareholders	(15,480,668)	(35,283,472)	(14,379,747)	(21,982,443)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	255,813,188	361,973,710	33,589,952	54,752,856
Cost of shares redeemed	—	—	(47,890,682)	(153,237,619)
Net income equalization	1,929,717	1,574,029	—	—
Other capital	216,065	308,113	106,600	156,251
Net increase (decrease) in net assets from beneficial interest transactions	257,958,970	363,855,852	(14,194,130)	(98,328,512)
Net increase (decrease) in net assets during the period	246,741,137	391,456,029	(43,029,155)	(56,769,698)
Net assets at beginning of period	890,905,125	499,449,096	726,629,501	783,399,199
NET ASSETS AT END OF PERIOD	$1,137,646,262	$890,905,125	$683,600,346	$726,629,501
SHARES OF BENEFICIAL INTEREST:
Shares sold	6,350,000	9,800,000	500,000	800,000
Shares redeemed	—	—	(700,000)	(2,400,000)
Net increase (decrease) from share transactions	6,350,000	9,800,000	(200,000)	(1,600,000)
See accompanying notes to financial statements.

State Street SPDR S&P Global Dividend ETF		State Street SPDR S&P Global Infrastructure ETF		State Street SPDR S&P International Dividend ETF
Six Months Ended 3/31/26 (Unaudited)	Year Ended 9/30/25	Six Months Ended 3/31/26 (Unaudited)	Year Ended 9/30/25	Six Months Ended 3/31/26 (Unaudited)	Year Ended 9/30/25

$3,671,647	$9,168,917	$7,585,755	$17,929,247	$7,064,286	$17,539,364
17,512,771	8,757,973	22,963,752	2,835,670	11,272,725	31,908,994
(6,145,140)	8,319,725	38,095,559	58,957,144	17,636,996	12,058,209
15,039,278	26,246,615	68,645,066	79,722,061	35,974,007	61,506,567
—	—	—	—	—	—
(3,866,972)	(9,635,220)	(11,925,036)	(16,644,958)	(9,899,243)	(17,341,386)

15,466,528	13,956,668	215,803,982	116,435,407	—	40,280,435
(5,869,944)	(13,060,255)	(37,767,291)	(18,088,306)	(17,656,163)	(43,211,869)
—	—	—	—	—	—
5,582	6,068	10,588	6,639	6,275	19,289
9,602,166	902,481	178,047,279	98,353,740	(17,649,888)	(2,912,145)
20,774,472	17,513,876	234,767,309	161,430,843	8,424,876	41,253,036
224,972,874	207,458,998	622,481,861	461,051,018	484,969,449	443,716,413
$245,747,346	$224,972,874	$857,249,170	$622,481,861	$493,394,325	$484,969,449

200,000	200,000	2,900,000	1,800,000	—	1,000,000
(75,000)	(200,000)	(500,000)	(300,000)	(400,000)	(1,150,000)
125,000	—	2,400,000	1,500,000	(400,000)	(150,000)

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	State Street SPDR EURO STOXX 50 ETF
	Six Months Ended 3/31/26 (Unaudited)	Year Ended 9/30/25	Year Ended 9/30/24	Year Ended 9/30/23	Year Ended 9/30/22	Year Ended 9/30/21
Net asset value, beginning of period	$61.98	$53.23	$42.21	$31.10	$45.45	$36.40
Income (loss) from investment operations:
Net investment income (loss) (a)	0.35	1.50	1.48	1.47	1.30	1.06
Net realized and unrealized gain (loss) (b)	(0.79)	8.65	10.82	10.99	(13.98)	8.77
Total from investment operations	(0.44)	10.15	12.30	12.46	(12.68)	9.83
Net equalization credits and charges (a)	0.02	0.03	0.10	0.01	(0.08)	0.12
Other capital	—	—	—	—	0.00 (c)	—
Distributions to shareholders from:
Net investment income	(0.61)	(1.43)	(1.38)	(1.36)	(1.59)	(0.90)
Net asset value, end of period	$60.95	$61.98	$53.23	$42.21	$31.10	$45.45
Total return (d)	(0.73)%	19.40%	29.60%	40.03%	(28.73)%	27.32%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$4,327,616	$4,642,439	$3,875,235	$2,359,419	$1,279,611	$2,622,326
Ratios to average net assets:
Total expenses	0.29%(e)	0.29%	0.29%	0.29%	0.30%	0.29%
Net investment income (loss)	1.08%(e)	2.72%	3.00%	3.43%	3.16%	2.39%
Portfolio turnover rate (f)	2%(g)	10%	6%	12%	8%	11%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)
Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(c)	Amount is less than $0.005 per share.
(d)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	State Street SPDR MSCI ACWI Climate Paris Aligned ETF
	Six Months Ended 3/31/26 (Unaudited)	Year Ended 9/30/25	Year Ended 9/30/24	Year Ended 9/30/23	Year Ended 9/30/22(a)	Year Ended 9/30/21(a)
Net asset value, beginning of period	$42.42	$37.43	$28.35	$24.24	$31.40	$25.09
Income (loss) from investment operations:
Net investment income (loss) (b)	0.27	0.60	0.46	0.52	0.55	0.53
Net realized and unrealized gain (loss) (c)	(1.73)	4.98	9.19	4.11	(6.37)	6.25
Total from investment operations	(1.46)	5.58	9.65	4.63	(5.82)	6.78
Net equalization credits and charges (b)	0.01	(0.02)	(0.06)	(0.01)	0.14	0.02
Other capital	0.00 (d)	0.00 (d)	0.00 (d)	0.00 (d)	0.00 (d)	0.00 (d)
Distributions to shareholders from:
Net investment income	(0.65)	(0.57)	(0.51)	(0.51)	(1.48)	(0.49)
Net asset value, end of period	$40.32	$42.42	$37.43	$28.35	$24.24	$31.40
Total return (e)	(3.50)%	15.05%	34.11%	19.07%	(21.38)%	27.23%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$165,303	$178,159	$138,475	$232,440	$206,007	$113,024
Ratios to average net assets:
Total expenses	0.13%(f)	0.12%	0.13%	0.13%	0.16%	0.24%
Net investment income (loss)	1.29%(f)	1.58%	1.46%	1.86%	1.89%	1.75%
Portfolio turnover rate (g)	6%(h)	12%	13%	12%	32%	10%

(a)
Effective on April 22, 2022, the State Street SPDR MSCI ACWI Climate Paris Aligned ETF underwent a 4-for-1 share split. The per share activity presented here has been retroactively adjusted to reflect this split.

(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)
Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(d)	Amount is less than $0.005 per share.
(e)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	State Street SPDR MSCI ACWI ex-US ETF
	Six Months Ended 3/31/26 (Unaudited)	Year Ended 9/30/25	Year Ended 9/30/24	Year Ended 9/30/23	Year Ended 9/30/22	Year Ended 9/30/21
Net asset value, beginning of period	$34.88	$30.56	$25.00	$21.34	$29.15	$24.01
Income (loss) from investment operations:
Net investment income (loss) (a)	0.31	0.81	0.74	0.72	0.77	0.71
Net realized and unrealized gain (loss) (b)	1.21	4.35	5.58	3.70	(7.71)	5.05
Total from investment operations	1.52	5.16	6.32	4.42	(6.94)	5.76
Other capital	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)
Distributions to shareholders from:
Net investment income	(0.62)	(0.84)	(0.76)	(0.76)	(0.87)	(0.62)
Net asset value, end of period	$35.78	$34.88	$30.56	$25.00	$21.34	$29.15
Total return (d)	4.40%	17.35%	25.62%	20.80%	(24.46)%	23.98%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,400,747	$2,138,008	$1,683,986	$1,442,667	$1,320,709	$1,763,381
Ratios to average net assets:
Total expenses	0.30%(e)	0.30%	0.30%	0.30%	0.30%	0.32%
Net investment income (loss)	1.70%(e)	2.64%	2.70%	2.85%	2.90%	2.48%
Portfolio turnover rate (f)	2%(g)	3%	4%	4%	2%	5%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)
Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(c)	Amount is less than $0.005 per share.
(d)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	State Street SPDR MSCI EAFE Fossil Fuel Reserves Free ETF
	Six Months Ended 3/31/26 (Unaudited)	Year Ended 9/30/25	Year Ended 9/30/24	Year Ended 9/30/23(a)	Year Ended 9/30/22(a)	Year Ended 9/30/21(a)
Net asset value, beginning of period	$49.15	$43.72	$35.51	$29.33	$41.42	$33.95
Income (loss) from investment operations:
Net investment income (loss) (b)	0.46	1.21	1.07	0.97	1.00	1.08
Net realized and unrealized gain (loss) (c)	0.02	5.38	8.14	6.62	(11.96)	7.20
Total from investment operations	0.48	6.59	9.21	7.59	(10.96)	8.28
Net equalization credits and charges (b)	(0.04)	0.03	0.01	(0.05)	0.04	0.08
Other capital	0.00 (d)	0.00 (d)	0.00 (d)	0.00 (d)	0.00 (d)	0.00 (d)
Distributions to shareholders from:
Net investment income	(0.90)	(1.19)	(1.01)	(1.36)	(1.17)	(0.89)
Net asset value, end of period	$48.69	$49.15	$43.72	$35.51	$29.33	$41.42
Total return (e)	0.88%	15.51%	26.20%	24.61%	(27.02)%	24.65%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$457,692	$417,814	$292,908	$223,723	$202,335	$240,241
Ratios to average net assets:
Total expenses	0.20%(f)	0.20%	0.20%	0.21%	0.20%	0.24%
Net investment income (loss)	1.83%(f)	2.75%	2.68%	2.73%	2.69%	2.66%
Portfolio turnover rate (g)	2%(h)	4%	5%	4%	8%	6%

(a)
Effective on January 12, 2023, the State Street SPDR MSCI EAFE Fossil Fuel Reserves Free ETF underwent a 2-for-1 share split. The per share activity presented here has been retroactively adjusted to reflect this split.

(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)
Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(d)	Amount is less than $0.005 per share.
(e)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	State Street SPDR MSCI EAFE StrategicFactors ETF
	Six Months Ended 3/31/26 (Unaudited)	Year Ended 9/30/25	Year Ended 9/30/24	Year Ended 9/30/23	Year Ended 9/30/22	Year Ended 9/30/21
Net asset value, beginning of period	$87.88	$80.64	$67.36	$56.11	$75.41	$61.74
Income (loss) from investment operations:
Net investment income (loss) (a)	0.95	2.24	2.11	2.07	2.09	1.94
Net realized and unrealized gain (loss) (b)	4.07	7.53	13.34	11.07	(19.22)	13.19
Total from investment operations	5.02	9.77	15.45	13.14	(17.13)	15.13
Other capital	0.00 (c)	0.00 (c)	—	0.00 (c)	0.00 (c)	0.00 (c)
Distributions to shareholders from:
Net investment income	(1.24)	(2.53)	(2.17)	(1.89)	(2.17)	(1.46)
Net asset value, end of period	$91.66	$87.88	$80.64	$67.36	$56.11	$75.41
Total return (d)	5.76%	12.48%	23.22%	23.45%	(23.29)%	24.57%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,003,661	$935,894	$983,829	$926,198	$687,312	$810,662
Ratios to average net assets:
Total expenses	0.30%(e)	0.30%	0.30%	0.30%	0.30%	0.30%
Net investment income (loss)	2.08%(e)	2.80%	2.86%	3.08%	3.00%	2.65%
Portfolio turnover rate (f)	6%(g)	16%	16%	14%	14%	13%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)
Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(c)	Amount is less than $0.005 per share.
(d)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	State Street SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF
	Six Months Ended 3/31/26 (Unaudited)	Year Ended 9/30/25(a)	Year Ended 9/30/24(a)	Year Ended 9/30/23(a)	Year Ended 9/30/22(a)	Year Ended 9/30/21(a)
Net asset value, beginning of period	$41.66	$35.69	$29.05	$26.76	$37.46	$32.76
Income (loss) from investment operations:
Net investment income (loss) (b)	0.33	0.78	0.71	0.71	0.73	0.66
Net realized and unrealized gain (loss) (c)	1.56	5.86	6.62	2.82	(10.71)	4.53
Total from investment operations	1.89	6.64	7.33	3.53	(9.98)	5.19
Net equalization credits and charges (b)	(0.20)	(0.02)	(0.01)	(0.03)	(0.11)	0.04
Other capital	0.04	0.01	0.00	0.01	0.03	0.02
Distributions to shareholders from:
Net investment income	(0.84)	(0.66)	(0.68)	(1.22)	(0.64)	(0.55)
Net asset value, end of period	$42.55	$41.66	$35.69	$29.05	$26.76	$37.46
Total return (d)	4.21%	19.04%	25.60%	11.20%	(27.26)%	16.00%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$144,682	$87,496	$85,660	$75,527	$85,638	$172,318
Ratios to average net assets:
Total expenses	0.31%(e)	0.31%	0.31%	0.30%	0.30%	0.30%
Net investment income (loss)	1.50%(e)	2.22%	2.27%	2.40%	2.12%	1.69%
Portfolio turnover rate (f)	4%(g)	22%	3%	9%	8%	11%

(a)
Effective on January 12, 2023, the State Street SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF underwent a 2-for-1 share split. The per share activity presented here has been retroactively adjusted to reflect this split.

(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)
Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(d)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	State Street SPDR MSCI Emerging Markets StrategicFactors ETF
	Six Months Ended 3/31/26 (Unaudited)	Year Ended 9/30/25	Year Ended 9/30/24	Year Ended 9/30/23	Year Ended 9/30/22	Year Ended 9/30/21
Net asset value, beginning of period	$66.41	$63.67	$54.18	$51.37	$68.01	$56.44
Income (loss) from investment operations:
Net investment income (loss) (a)	1.05	3.28	2.68	2.36	2.05	1.39
Net realized and unrealized gain (loss) (b)	2.06	1.95	9.56	3.25	(16.91)	11.58
Total from investment operations	3.11	5.23	12.24	5.61	(14.86)	12.97
Other capital	—	0.02	0.01	0.01	0.04	0.09
Distributions to shareholders from:
Net investment income	(2.48)	(2.51)	(2.76)	(2.81)	(1.82)	(1.49)
Net asset value, end of period	$67.04	$66.41	$63.67	$54.18	$51.37	$68.01
Total return (c)	4.75%	8.84%	23.23%	11.03%	(22.33)%	23.25%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$41,897	$41,507	$49,342	$46,057	$39,810	$81,610
Ratios to average net assets:
Total expenses	0.33%(d)	0.31%	0.31%	0.30%	0.30%	0.30%
Net investment income (loss)	3.08%(d)	5.41%	4.67%	4.29%	3.26%	2.10%
Portfolio turnover rate (e)	10%(f)	19%	20%	25%	23%	26%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)
Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(c)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	State Street SPDR S&P Emerging Markets ex-China ETF
	Six Months Ended 3/31/26 (Unaudited)	Year Ended 9/30/25	For the Period 9/5/24*- 9/30/24
Net asset value, beginning of period	$27.12	$25.92	$25.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.24	0.62	0.06
Net realized and unrealized gain (loss) (b)	0.91	1.13	0.83
Total from investment operations	1.15	1.75	0.89
Other capital	0.01	—	0.03
Distributions to shareholders from:
Net investment income	(0.47)	(0.38)	—
Net realized gains	—	(0.17)	—
Net asset value, end of period	$27.81	$27.12	$25.92
Total return (c)	4.27%	6.89%	3.69%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$8,342	$5,423	$5,184
Ratios to average net assets:
Total expenses	0.15%(d)	0.19%	0.15%(d)
Net investment income (loss)	1.69%(d)	2.50%	3.45%(d)
Portfolio turnover rate (e)	4%(f)	1%	1%(f)

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)
Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(c)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	State Street SPDR MSCI World StrategicFactors ETF
	Six Months Ended 3/31/26 (Unaudited)	Year Ended 9/30/25	Year Ended 9/30/24	Year Ended 9/30/23	Year Ended 9/30/22	Year Ended 9/30/21
Net asset value, beginning of period	$140.57	$128.79	$101.21	$85.01	$103.50	$83.48
Income (loss) from investment operations:
Net investment income (loss) (a)	1.13	2.46	2.22	2.09	2.04	1.83
Net realized and unrealized gain (loss) (b)	2.10	11.72	27.27	16.03	(18.49)	19.90
Total from investment operations	3.23	14.18	29.49	18.12	(16.45)	21.73
Other capital	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)	—
Distributions to shareholders from:
Net investment income	(1.43)	(2.40)	(1.91)	(1.92)	(2.04)	(1.71)
Net asset value, end of period	$142.37	$140.57	$128.79	$101.21	$85.01	$103.50
Total return (d)	2.30%	11.19%	29.37%	21.40%	(16.24)%	26.15%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$177,959	$172,197	$141,671	$86,031	$59,509	$51,752
Ratios to average net assets:
Total expenses	0.31%(e)	0.30%	0.31%	0.32%	0.30%	0.30%
Net investment income (loss)	1.57%(e)	1.89%	1.92%	2.12%	2.03%	1.88%
Portfolio turnover rate (f)	7%(g)	16%	18%	14%	13%	25%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)
Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(c)	Amount is less than $0.005 per share.
(d)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	State Street SPDR S&P Emerging Asia Pacific ETF
	Six Months Ended 3/31/26 (Unaudited)	Year Ended 9/30/25	Year Ended 9/30/24	Year Ended 9/30/23	Year Ended 9/30/22	Year Ended 9/30/21
Net asset value, beginning of period	$139.55	$124.13	$98.07	$90.49	$124.88	$110.29
Income (loss) from investment operations:
Net investment income (loss) (a)	0.37	2.05	1.82	2.13	2.17	1.69
Net realized and unrealized gain (loss) (b)	(5.54)	15.79	26.76	8.03	(33.17)	14.53
Total from investment operations	(5.17)	17.84	28.58	10.16	(31.00)	16.22
Other capital	0.01	0.02	0.04	0.02	0.03	0.06
Distributions to shareholders from:
Net investment income	(1.20)	(2.44)	(2.56)	(2.60)	(3.42)	(1.69)
Net asset value, end of period	$133.19	$139.55	$124.13	$98.07	$90.49	$124.88
Total return (c)	(3.73)%	14.70%	29.77%	11.28%	(25.42)%	14.73%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$346,288	$397,704	$341,353	$338,331	$334,812	$599,447
Ratios to average net assets:
Total expenses	0.49%(d)	0.49%	0.49%	0.49%	0.49%	0.49%
Net investment income (loss)	0.53%(d)	1.68%	1.73%	2.16%	1.92%	1.31%
Portfolio turnover rate (e)	2%(f)	6%	5%	9%	2%	17%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)
Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(c)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	State Street SPDR S&P Emerging Markets Dividend ETF
	Six Months Ended 3/31/26 (Unaudited)	Year Ended 9/30/25	Year Ended 9/30/24	Year Ended 9/30/23	Year Ended 9/30/22	Year Ended 9/30/21
Net asset value, beginning of period	$38.65	$37.69	$29.75	$22.42	$29.82	$24.29
Income (loss) from investment operations:
Net investment income (loss) (a)	0.67	1.97	1.70	1.45	1.12	1.05
Net realized and unrealized gain (loss) (b)	0.01	0.81	7.56	7.25	(7.18)	5.51
Total from investment operations	0.68	2.78	9.26	8.70	(6.06)	6.56
Net equalization credits and charges (a)	(0.07)	(0.09)	(0.07)	0.03	(0.03)	(0.01)
Other capital	0.01	0.02	0.02	0.00 (c)	0.01	0.00 (c)
Distributions to shareholders from:
Net investment income	(0.57)	(1.75)	(1.27)	(1.40)	(1.32)	(1.02)
Net asset value, end of period	$38.70	$38.65	$37.69	$29.75	$22.42	$29.82
Total return (d)	1.56%	7.39%	31.24%	39.27%	(20.86)%	26.96%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,137,646	$890,905	$499,449	$251,412	$180,460	$295,201
Ratios to average net assets:
Total expenses	0.49%(e)	0.49%	0.49%	0.49%	0.49%	0.49%
Net investment income (loss)	3.36%(e)	5.33%	5.07%	5.47%	3.94%	3.63%
Portfolio turnover rate (f)	18%(g)	90%	98%	99%	71%	75%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)
Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(c)	Amount is less than $0.005 per share.
(d)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	State Street SPDR S&P Emerging Markets Small Cap ETF
	Six Months Ended 3/31/26 (Unaudited)	Year Ended 9/30/25	Year Ended 9/30/24	Year Ended 9/30/23	Year Ended 9/30/22	Year Ended 9/30/21
Net asset value, beginning of period	$67.28	$63.18	$53.57	$45.63	$59.20	$44.37
Income (loss) from investment operations:
Net investment income (loss) (a)	0.39	1.44	1.10	1.34	1.47	1.09
Net realized and unrealized gain (loss) (b)	(1.92)	4.54	9.76	7.90	(13.23)	14.99
Total from investment operations	(1.53)	5.98	10.86	9.24	(11.76)	16.08
Contribution from affiliate (Note 5)	—	—	—	0.00 (c)	—	—
Other capital	0.01	0.01	0.02	0.01	0.01	0.01
Distributions to shareholders from:
Net investment income	(1.27)	(1.89)	(1.27)	(1.31)	(1.82)	(1.26)
Net asset value, end of period	$64.49	$67.28	$63.18	$53.57	$45.63	$59.20
Total return (d)	(2.28)%	9.87%	20.61%	20.50%(e)	(20.33)%	36.48%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$683,600	$726,630	$783,399	$792,821	$552,177	$651,163
Ratios to average net assets:
Total expenses	0.65%(f)	0.65%	0.65%	0.65%	0.65%	0.65%
Net investment income (loss)	1.16%(f)	2.37%	1.95%	2.62%	2.70%	1.97%
Portfolio turnover rate (g)	10%(h)	25%	26%	29%	23%	42%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)
Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(c)	Amount is less than $0.005 per share.
(d)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(e)	If an affiliate had not made a contribution during the year ended September 30, 2023, the total return would have remained 20.50%.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	State Street SPDR S&P Global Dividend ETF
	Six Months Ended 3/31/26 (Unaudited)	Year Ended 9/30/25	Year Ended 9/30/24	Year Ended 9/30/23	Year Ended 9/30/22	Year Ended 9/30/21
Net asset value, beginning of period	$72.57	$66.92	$54.83	$53.52	$65.92	$53.12
Income (loss) from investment operations:
Net investment income (loss) (a)	1.16	3.02	2.67	2.91	2.92	2.90
Net realized and unrealized gain (loss) (b)	3.67	5.77	12.33	1.35	(12.21)	13.07
Total from investment operations	4.83	8.79	15.00	4.26	(9.29)	15.97
Other capital	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)	0.01
Distributions to shareholders from:
Net investment income	(1.20)	(3.14)	(2.91)	(2.95)	(3.11)	(3.18)
Net asset value, end of period	$76.20	$72.57	$66.92	$54.83	$53.52	$65.92
Total return (d)	6.68%	13.56%	28.02%	7.87%	(14.69)%	30.37%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$245,747	$224,973	$207,459	$209,730	$216,737	$322,998
Ratios to average net assets:
Total expenses	0.41%(e)	0.40%	0.41%	0.41%	0.40%	0.40%
Net investment income (loss)	3.04%(e)	4.50%	4.49%	4.99%	4.49%	4.46%
Portfolio turnover rate (f)	44%(g)	52%	56%	71%	49%	49%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)
Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(c)	Amount is less than $0.005 per share.
(d)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	State Street SPDR S&P Global Infrastructure ETF
	Six Months Ended 3/31/26 (Unaudited)	Year Ended 9/30/25	Year Ended 9/30/24	Year Ended 9/30/23	Year Ended 9/30/22	Year Ended 9/30/21
Net asset value, beginning of period	$69.55	$61.89	$49.44	$48.01	$52.87	$44.29
Income (loss) from investment operations:
Net investment income (loss) (a)	0.78	2.20	1.90	1.72	1.42	1.46
Net realized and unrealized gain (loss) (b)	6.44	7.48	12.62	1.37	(4.73)	8.36
Total from investment operations	7.22	9.68	14.52	3.09	(3.31)	9.82
Other capital	0.00 (c)	0.00 (c)	—	0.00 (c)	0.00 (c)	0.00 (c)
Distributions to shareholders from:
Net investment income	(1.24)	(2.02)	(2.07)	(1.66)	(1.55)	(1.24)
Net asset value, end of period	$75.53	$69.55	$61.89	$49.44	$48.01	$52.87
Total return (d)	10.53%	16.03%	29.98%	6.24%	(6.63)%	22.28%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$857,249	$622,482	$461,051	$417,803	$489,707	$438,813
Ratios to average net assets:
Total expenses	0.40%(e)	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income (loss)	2.16%(e)	3.45%	3.54%	3.24%	2.60%	2.84%
Portfolio turnover rate (f)	6%(g)	10%	14%	21%	14%	14%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)
Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(c)	Amount is less than $0.005 per share.
(d)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	State Street SPDR S&P International Dividend ETF
	Six Months Ended 3/31/26 (Unaudited)	Year Ended 9/30/25	Year Ended 9/30/24	Year Ended 9/30/23	Year Ended 9/30/22	Year Ended 9/30/21
Net asset value, beginning of period	$42.72	$38.58	$33.03	$29.02	$38.11	$33.70
Income (loss) from investment operations:
Net investment income (loss) (a)	0.63	1.58	1.40	1.42	1.50	1.34
Net realized and unrealized gain (loss) (b)	2.58	4.11	5.71	3.98	(8.88)	4.44
Total from investment operations	3.21	5.69	7.11	5.40	(7.38)	5.78
Other capital	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)
Distributions to shareholders from:
Net investment income	(0.88)	(1.55)	(1.56)	(1.39)	(1.71)	(1.37)
Net asset value, end of period	$45.05	$42.72	$38.58	$33.03	$29.02	$38.11
Total return (d)	7.56%	15.09%	21.95%	18.58%	(19.98)%	17.20%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$493,394	$484,969	$443,716	$490,595	$460,070	$632,730
Ratios to average net assets:
Total expenses	0.45%(e)	0.45%	0.45%	0.46%	0.45%	0.45%
Net investment income (loss)	2.85%(e)	4.02%	4.00%	4.23%	4.06%	3.52%
Portfolio turnover rate (f)	14%(g)	70%	61%	64%	71%	54%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)
Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(c)	Amount is less than $0.005 per share.
(d)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)

1. Organization
SPDR Index Shares Funds (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of March 31, 2026, the Trust consists of twenty-five (25) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):

State Street SPDR EURO STOXX 50 ETF (formerly SPDR EURO STOXX 50 ETF)
State Street SPDR MSCI ACWI Climate Paris Aligned ETF (formerly SPDR MSCI ACWI Climate Paris Aligned ETF)
State Street SPDR MSCI ACWI ex-US ETF (formerly SPDR MSCI ACWI ex-US ETF)
State Street SPDR MSCI EAFE Fossil Fuel Reserves Free ETF (formerly SPDR MSCI EAFE Fossil Fuel Reserves Free ETF)
State Street SPDR MSCI EAFE StrategicFactors ETF (formerly SPDR MSCI EAFE StrategicFactors ETF)
State Street SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF (formerly SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF)
State Street SPDR MSCI Emerging Markets StrategicFactors ETF (formerly SPDR MSCI Emerging Markets StrategicFactors ETF)
State Street SPDR S&P Emerging Markets ex-China ETF (formerly SPDR S&P Emerging Markets ex-China ETF)
State Street SPDR MSCI World StrategicFactors ETF (formerly SPDR MSCI World StrategicFactors ETF)
State Street SPDR S&P Emerging Asia Pacific ETF (formerly SPDR S&P Emerging Asia Pacific ETF)
State Street SPDR S&P Emerging Markets Dividend ETF (formerly SPDR S&P Emerging Markets Dividend ETF)
State Street SPDR S&P Emerging Markets Small Cap ETF (formerly SPDR S&P Emerging Markets Small Cap ETF)
State Street SPDR S&P Global Dividend ETF (formerly SPDR S&P Global Dividend ETF)
State Street SPDR S&P Global Infrastructure ETF (formerly SPDR S&P Global Infrastructure ETF)
State Street SPDR S&P International Dividend ETF (formerly SPDR S&P International Dividend ETF)
Each Fund is classified as a diversified investment company under the 1940 Act, with the exception of the State Street SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF which is a non-diversified investment company.
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2. Segment Reporting
Each Fund has one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through each Fund’s investments in accordance with its investment objective. Each Fund’s chief operating decision maker (“CODM”) is the President of the Trust. The CODM assesses performance based on a Fund’s Total Return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. Each Fund’s Total Return is utilized by the CODM to compare results, including the impact of a Fund’s costs, to a Fund’s competitors and to a Fund’s benchmark index.
3. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2026 (Unaudited)

Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
• Equity investments (including registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
• Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
• Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
• Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Fund's underlying benchmarks. Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
• Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

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NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2026 (Unaudited)

• Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of March 31, 2026, is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Certain Funds invest in U.S. real estate investment trusts (“U.S. REITs”). U.S. REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Funds' policy is to record all REIT distributions initially as dividend income and re-designate a portion to return of capital or capital gain distributions at period end based on information provided by the U.S. REIT and/or SSGA Funds Management, Inc.'s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM's understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Fund and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of March 31, 2026, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
As a result of several court cases, in certain countries across the European Union (“EU”), certain Funds filed for additional tax reclaims for previously withheld taxes on dividends earned in those countries. These additional filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for such EU reclaims is reflected in the Statement of Operations and presented separately as EU reclaims in cases where such reclaims exceed 5% of total investment income. When uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, no amounts are reflected in the financial statements.

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2026 (Unaudited)

For U.S. income tax purposes, EU reclaims received by a Fund, if any, reduce the amounts of foreign taxes the Fund’s shareholders can use as tax credits in their individual income tax returns. In the event that EU reclaims received by a Fund during the fiscal year exceed foreign withholding taxes paid, and the Fund previously passed foreign tax credit on to its shareholders, a Fund will enter into a closing agreement with the Internal Revenue Service in order to pay the associated tax liability on behalf of a Fund’s shareholders.
Equalization
Certain Funds follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
The following Funds utilized equalization during the period ended March 2026:
State Street SPDR EURO STOXX 50 ETF
State Street SPDR MSCI ACWI Climate Paris Aligned ETF
State Street SPDR MSCI EAFE Fossil Fuel Reserves Free ETF
State Street SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF
State Street SPDR S&P Emerging Markets Dividend ETF
Distributions
The following Funds declare and distribute from net investment income, if any, to its shareholders quarterly:
State Street SPDR EURO STOXX 50 ETF
State Street SPDR S&P Emerging Markets Dividend ETF
State Street SPDR S&P Global Dividend ETF
State Street SPDR S&P International Dividend ETF
The following Funds declare and distribute from net investment income, if any, to their shareholders semi-annually:

State Street SPDR MSCI ACWI Climate Paris Aligned ETF
State Street SPDR MSCI ACWI ex-US ETF
State Street SPDR MSCI EAFE Fossil Fuel Reserves Free ETF
State Street SPDR MSCI EAFE StrategicFactors ETF
State Street SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF
State Street SPDR MSCI Emerging Markets StrategicFactors ETF
State Street SPDR S&P Emerging Markets ex-China ETF
State Street SPDR MSCI World StrategicFactors ETF
State Street SPDR S&P Emerging Asia Pacific ETF
State Street SPDR S&P Emerging Markets Small Cap ETF
State Street SPDR S&P Global Infrastructure ETF
Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986(the “Internal Revenue Code”), as amended. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
4. Derivative Financial Instruments
Futures Contracts
The Funds may enter into futures contracts to meet the Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedules of Investments and cash deposited, if any, is included in Net cash at broker on the Statements of Assets and Liabilities. Subsequent payments are made or received by the Funds equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed.

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2026 (Unaudited)

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended March 31, 2026, the Funds included in the tables below entered into futures contracts for cash equitization, to reduce tracking error and to facilitate daily liquidity.
The following tables summarize the value of the Fund's derivative instruments as of March 31, 2026, and the related location in the accompanying Statements of Assets and Liabilities and Statements of Operations, presented by primary underlying risk exposure:
	Liability Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street SPDR EURO STOXX 50 ETF
Futures Contracts	$—	$—	$—	$345,931	$—	$345,931
State Street SPDR MSCI ACWI Climate Paris Aligned ETF
Futures Contracts	—	—	—	39,715	—	39,715
State Street SPDR MSCI ACWI Ex-US ETF
Futures Contracts	—	—	—	153,755	—	153,755
State Street SPDR S&P Emerging Markets Dividend ETF
Futures Contracts	—	—	—	233,395	—	233,395
State Street SPDR S&P Emerging Markets Small Cap ETF
Futures Contracts	—	—	—	27,932	—	27,932
State Street SPDR S&P Global Dividend ETF
Futures Contracts	—	—	—	6,280	—	6,280

	Net Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street SPDR EURO STOXX 50 ETF
Futures Contracts	$—	$—	$—	$380,205	$—	$380,205
State Street SPDR MSCI ACWI Climate Paris Aligned ETF
Futures Contracts	—	—	—	(65,482)	—	(65,482)
State Street SPDR MSCI ACWI ex-US ETF
Futures Contracts	—	—	—	841,789	—	841,789
State Street SPDR S&P Emerging Markets ex-China ETF
Futures Contracts	—	—	—	19,333	—	19,333
State Street SPDR S&P Emerging Markets Dividend ETF
Futures Contracts	—	—	—	(24,811)	—	(24,811)
State Street SPDR S&P Emerging Markets Small Cap ETF
Futures Contracts	—	—	—	166,867	—	166,867
State Street SPDR S&P Global Dividend ETF
Futures Contracts	—	—	—	109,899	—	109,899

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2026 (Unaudited)

Net Change in Unrealized Appreciation/Depreciation
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street SPDR EURO STOXX 50 ETF
Futures Contracts	$—	$—	$—	$(646,787)	$—	$(646,787)
State Street SPDR MSCI ACWI Climate Paris Aligned ETF
Futures Contracts	—	—	—	(48,906)	—	(48,906)
State Street SPDR MSCI ACWI ex-US ETF
Futures Contracts	—	—	—	(250,414)	—	(250,414)
State Street SPDR S&P Emerging Markets ex-China ETF
Futures Contracts	—	—	—	(772)	—	(772)
State Street SPDR S&P Emerging Markets Dividend ETF
Futures Contracts	—	—	—	(320,913)	—	(320,913)
State Street SPDR S&P Emerging Markets Small Cap ETF
Futures Contracts	—	—	—	(126,533)	—	(126,533)
State Street SPDR S&P Global Dividend ETF
Futures Contracts	—	—	—	(24,762)	—	(24,762)
5. Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
State Street SPDR EURO STOXX 50 ETF	0.29%
State Street SPDR MSCI ACWI Climate Paris Aligned ETF	0.12
State Street SPDR MSCI ACWI ex-US ETF	0.30
State Street SPDR MSCI EAFE Fossil Fuel Reserves Free ETF	0.20
State Street SPDR MSCI EAFE StrategicFactors ETF	0.30
State Street SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF	0.30
State Street SPDR MSCI Emerging Markets StrategicFactors ETF	0.30
State Street SPDR S&P Emerging Markets ex-China ETF	0.15
State Street SPDR MSCI World StrategicFactors ETF	0.30
State Street SPDR S&P Emerging Asia Pacific ETF	0.49
State Street SPDR S&P Emerging Markets Dividend ETF	0.49
State Street SPDR S&P Emerging Markets Small Cap ETF	0.65
State Street SPDR S&P Global Dividend ETF	0.40
State Street SPDR S&P Global Infrastructure ETF	0.40
State Street SPDR S&P International Dividend ETF	0.45

From time to time, the Adviser may waive all or a portion of its Management fee. The Adviser has contractually agreed to waive a portion of its Management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until January 31, 2027. This waiver and/or reimbursement does not provide for the recoupment by the Adviser of any amounts waived or reimbursed. This waiver and/or reimbursement may not be terminated prior to January 31, 2027 except with the approval of the Board.

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2026 (Unaudited)

The Adviser pays all the expenses of each Fund other than the Management fee, brokerage expenses, taxes, interest, fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”) (including any Trustee’s counsel fees), litigation expenses, acquired fund fees and expenses and other extraordinary expenses.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to a Master Amended and Restated Securities Lending Authorization Agreement dated January 6, 2017, as amended.
Net proceeds collected by State Street on investment of cash collateral or any fee income less rebates payable to borrowers, are paid as follows: If the calendar year to date net proceeds are below a specified threshold across SPDR ETFs, each Fund retains eighty five percent (85%) of the net proceeds and fifteen percent (15%) of such net proceeds is payable to State Street. Starting the business day following the date that calendar year to date net proceeds exceeds a specified threshold, each Fund retains ninety percent (90%) of the net proceeds and ten percent (10%) of such net proceeds is payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated money market fund, for which SSGA FM serves as investment adviser. See Note 10 for additional information regarding securities lending.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended March 31, 2026, are disclosed in the Schedules of Investments.
Due to Custodian
In certain circumstances, the Funds may have cash overdrafts with the Custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to Custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Funds.
6. Trustees’ Fees
The fees and expenses of the Independent Trustees are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
7. Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended March 31, 2026, were as follows:
	Purchases	Sales
State Street SPDR EURO STOXX 50 ETF	$86,439,044	$101,424,981
State Street SPDR MSCI ACWI Climate Paris Aligned ETF	9,663,412	12,535,226
State Street SPDR MSCI ACWI ex-US ETF	60,464,483	40,348,702
State Street SPDR MSCI EAFE Fossil Fuel Reserves Free ETF	11,243,623	15,971,238

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2026 (Unaudited)

	Purchases	Sales
State Street SPDR MSCI EAFE StrategicFactors ETF	$60,886,362	$64,475,234
State Street SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF	53,287,349	3,608,139
State Street SPDR MSCI Emerging Markets StrategicFactors ETF	4,397,966	5,464,382
State Street SPDR S&P Emerging Markets ex-China ETF	2,553,791	229,772
State Street SPDR MSCI World StrategicFactors ETF	13,164,637	13,652,103
State Street SPDR S&P Emerging Asia Pacific ETF	6,457,004	25,953,293
State Street SPDR S&P Emerging Markets Dividend ETF	357,599,129	185,929,408
State Street SPDR S&P Emerging Markets Small Cap ETF	70,252,401	76,118,715
State Street SPDR S&P Global Dividend ETF	109,148,973	105,813,016
State Street SPDR S&P Global Infrastructure ETF	44,655,408	39,355,743
State Street SPDR S&P International Dividend ETF	70,179,456	76,119,221
For the period ended March 31, 2026, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
State Street SPDR EURO STOXX 50 ETF	$324,158,184	$559,936,665	$189,944,401
State Street SPDR MSCI ACWI Climate Paris Aligned ETF	3,597,895	7,984,361	3,168,736
State Street SPDR MSCI ACWI ex-US ETF	183,241,643	20,022,769	10,725,759
State Street SPDR MSCI EAFE Fossil Fuel Reserves Free ETF	44,663,677	—	—
State Street SPDR MSCI EAFE StrategicFactors ETF	60,988,385	33,977,146	11,539,708
State Street SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF	7,992,484	—	—
State Street SPDR MSCI Emerging Markets StrategicFactors ETF	—	—	—
State Street SPDR S&P Emerging Markets ex-China ETF	539,614	—	—
State Street SPDR MSCI World StrategicFactors ETF	10,354,781	7,032,242	4,532,955
State Street SPDR S&P Emerging Asia Pacific ETF	—	17,617,909	6,438,966
State Street SPDR S&P Emerging Markets Dividend ETF	82,781,059	—	—
State Street SPDR S&P Emerging Markets Small Cap ETF	5,578,644	12,283,950	2,878,382
State Street SPDR S&P Global Dividend ETF	12,192,097	5,490,557	1,482,010
State Street SPDR S&P Global Infrastructure ETF	208,834,004	41,041,792	14,587,029
State Street SPDR S&P International Dividend ETF	—	15,816,038	2,635,460
8. Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2026 (Unaudited)

9. Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of September 30, 2025, SSGA FM has analyzed each Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of March 31, 2026, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street SPDR EURO STOXX 50 ETF	$3,860,735,241	$856,045,404	$365,217,320	$490,828,084
State Street SPDR MSCI ACWI Climate Paris Aligned ETF	137,644,753	43,527,228	10,577,185	32,950,043
State Street SPDR MSCI ACWI ex-US ETF	1,869,972,904	762,582,203	179,904,187	582,678,016
State Street SPDR MSCI EAFE Fossil Fuel Reserves Free ETF	394,247,539	114,814,277	32,834,539	81,979,738
State Street SPDR MSCI EAFE StrategicFactors ETF	853,368,291	242,299,477	65,595,078	176,704,399
State Street SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF	128,397,209	33,241,710	13,293,844	19,947,866
State Street SPDR MSCI Emerging Markets StrategicFactors ETF	32,290,968	14,060,284	3,875,910	10,184,374
State Street SPDR S&P Emerging Markets ex-China ETF	7,973,314	1,232,915	784,432	448,483
State Street SPDR MSCI World StrategicFactors ETF	144,920,065	45,779,729	6,843,272	38,936,457
State Street SPDR S&P Emerging Asia Pacific ETF	281,582,985	147,213,571	78,436,679	68,776,892
State Street SPDR S&P Emerging Markets Dividend ETF	1,178,636,880	79,127,187	80,769,827	(1,642,640)
State Street SPDR S&P Emerging Markets Small Cap ETF	657,112,419	174,662,804	134,630,954	40,031,850
State Street SPDR S&P Global Dividend ETF	246,105,251	30,286,868	13,737,232	16,549,636
State Street SPDR S&P Global Infrastructure ETF	720,887,696	169,932,725	18,845,476	151,087,249
State Street SPDR S&P International Dividend ETF	474,559,509	72,135,586	24,525,503	47,610,083
10. Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of March 31, 2026, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2026 (Unaudited)

Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of each Fund's securities lending agreements and related cash and non-cash collateral received as of March 31, 2026:
Funds	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
State Street SPDR EURO STOXX 50 ETF	$87,594,448	$37,238,023	$53,447,360	$90,685,383
State Street SPDR MSCI ACWI Climate Paris Aligned ETF	10,514,109	6,104,420	4,820,973	10,925,393
State Street SPDR MSCI ACWI ex-US ETF	147,674,836	73,734,377	80,912,826	154,647,203
State Street SPDR MSCI EAFE Fossil Fuel Reserves Free ETF	37,976,387	22,972,081	16,744,107	39,716,188
State Street SPDR MSCI EAFE StrategicFactors ETF	55,171,589	36,305,748	21,343,853	57,649,601
State Street SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF	3,576,277	1,431,162	2,344,893	3,776,055
State Street SPDR MSCI Emerging Markets StrategicFactors ETF	1,224,562	758,318	519,139	1,277,457
State Street SPDR S&P Emerging Markets ex-China ETF	110,287	106,999	7,170	114,169
State Street SPDR MSCI World StrategicFactors ETF	9,009,987	6,678,994	2,675,586	9,354,580
State Street SPDR S&P Emerging Asia Pacific ETF	8,109,325	1,878,770	7,111,738	8,990,508
State Street SPDR S&P Emerging Markets Dividend ETF	142,259,711	51,647,264	100,736,576	152,383,840
State Street SPDR S&P Emerging Markets Small Cap ETF	108,013,684	16,363,685	103,661,021	120,024,706
State Street SPDR S&P Global Dividend ETF	33,434,321	18,108,794	16,829,473	34,938,267
State Street SPDR S&P Global Infrastructure ETF	15,914,349	16,365,761	134,264	16,500,025
State Street SPDR S&P International Dividend ETF	52,368,979	33,575,079	21,471,526	55,046,605

*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of March 31, 2026:
		Remaining Contractual Maturity of the Agreements as of March 31, 2026
Funds	Securities Lending Transactions	Overnight and Continuous	˂30 Days	Between 30 & 90 Days	˃90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
State Street SPDR EURO STOXX 50 ETF	Common Stocks	$37,238,023	$—	$—	$—	$37,238,023	$37,238,023
State Street SPDR MSCI ACWI Climate Paris Aligned ETF	Common Stocks	6,104,420	—	—	—	6,104,420	6,104,420
State Street SPDR MSCI ACWI ex-US ETF	Common Stocks	73,734,377	—	—	—	73,734,377	73,734,377
State Street SPDR MSCI EAFE Fossil Fuel Reserves Free ETF	Common Stocks	22,972,081	—	—	—	22,972,081	22,972,081
SPDR MSCI EAFE StrategicFactors ETF	Common Stocks	36,305,748	—	—	—	36,305,748	36,305,748
State Street SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF	Common Stocks	1,431,162	—	—	—	1,431,162	1,431,162
SPDR MSCI Emerging Markets StrategicFactors ETF	Common Stocks	758,318	—	—	—	758,318	758,318
State Street SPDR S&P Emerging Markets Ex-China ETF	Common Stocks	106,999	—	—	—	106,999	106,999
State Street SPDR MSCI World StrategicFactors ETF	Common Stocks	6,678,993	—	—	—	6,678,993	6,678,993

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2026 (Unaudited)

		Remaining Contractual Maturity of the Agreements as of March 31, 2026
Funds	Securities Lending Transactions	Overnight and Continuous	˂30 Days	Between 30 & 90 Days	˃90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
State Street SPDR MSCI World StrategicFactors ETF	Warrants	$1	$—	$—	$—	$1	$1
State Street SPDR S&P Emerging Asia Pacific ETF	Common Stocks	1,878,770	—	—	—	1,878,770	1,878,770
State Street SPDR S&P Emerging Markets Dividend ETF	Common Stocks	51,647,264	—	—	—	51,647,264	51,647,264
State Street SPDR S&P Emerging Markets Small Cap ETF	Common Stocks	16,363,685	—	—	—	16,363,685	16,363,685
State Street SPDR S&P Global Dividend ETF	Common Stocks	18,108,794	—	—	—	18,108,794	18,108,794
State Street SPDR S&P Global Infrastructure ETF	Common Stocks	16,365,761	—	—	—	16,365,761	16,365,761
State Street SPDR S&P International Dividend ETF	Common Stocks	33,575,079	—	—	—	33,575,079	33,575,079
11. Line of Credit
Certain Funds and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $210 million of a $1.425 billion ($194.29 million of $1.36 billion prior to October 2, 2025) revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2026 unless extended or renewed.
The following Funds participate in the credit facility as of March 31, 2026:

State Street SPDR MSCI ACWI Climate Paris Aligned ETF
State Street SPDR MSCI ACWI ex-US ETF
State Street SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF
State Street SPDR MSCI Emerging Markets StrategicFactors ETF
State Street SPDR S&P Emerging Markets ex-China ETF
State Street SPDR S&P Emerging Asia Pacific ETF
State Street SPDR S&P Emerging Markets Dividend ETF
State Street SPDR S&P Emerging Markets Small Cap ETF
State Street SPDR S&P International Dividend ETF
The Funds had no outstanding loans as of March 31, 2026.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses paid by the Adviser. A Participant incurs and pays the interest expense related to its borrowing Interest is calculated at a rate per annum equal to the sum of 1.00% plus the greater of the New York Fed Bank Rate and the one-month SOFR Rate.
12. Risks
Concentration Risk
As a result of the Funds’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if the Funds were more broadly diversified.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Funds' invest. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Fund invests in securities of

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2026 (Unaudited)

issuers located in emerging markets, these risks may be even more pronounced.
Credit Risk
Each Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which a Fund has unsettled or open transactions defaults.
Market Risk
Each Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Funds are subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on a Fund and its investments.
New or escalation of hostilities in the Middle East region could disrupt energy production or transportation, including through key shipping routes, which may lead to increased volatility in energy and other commodity prices. The extent and duration of these conflicts, and others around the world, are impossible to predict but could continue to be significant. Market disruption caused by these conflicts, and any countermeasures or responses thereto (including international sanctions, a downgrade in a country's credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could continue to have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, and limited access to investments in certain international markets and/or issuers. These developments and other related events could negatively impact a Fund's performance.
Russian Sanctions Risk
Sanctions threatened or imposed by a number of jurisdictions, including the United States, the European Union and the United Kingdom, and other intergovernmental actions that have been or may be undertaken in the future, against Russia, Russian entities or Russian individuals, may result in the devaluation of Russian currency, a downgrade in the country’s credit rating, an immediate freeze of Russian assets, a decline in the value and liquidity of Russian securities, property or interests, and/or other adverse consequences to the Russian economy or a Fund. The scope and scale of sanctions in place at a particular time may be expanded or otherwise modified in a way that have negative effects on a Fund. Sanctions, or the threat of new or modified sanctions, could impair the ability of a Fund to buy, sell, hold, receive, deliver or otherwise transact in certain affected securities or other investment instruments. Sanctions could also result in Russia taking counter measures or other actions in response, which may further impair the value and liquidity of Russian securities. These sanctions, and the resulting disruption of the Russian economy, may cause volatility in other regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of a Fund, even if a Fund does not have direct exposure to securities of Russian issuers. As a collective result of the imposition of sanctions, Russian government countermeasures and the impact that they have had on the trading markets for Russian securities, certain Funds have used, and may in the future use, fair valuation procedures approved by the Fund’s Board to value certain Russian securities, which could result in such securities being deemed to have a zero value.
13. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

Semi-Annual Financial Statements and Other Information
March 31, 2026
SPDR ® Index Shares Funds
State Street SPDR Dow Jones Global Real Estate ETF (formerly SPDR Dow Jones Global Real Estate ETF)
State Street SPDR Dow Jones International Real Estate ETF (formerly SPDR Dow Jones International Real Estate ETF)
State Street SPDR Portfolio Developed World ex-US ETF (formerly SPDR Portfolio Developed World ex-US ETF)
State Street SPDR Portfolio Emerging Markets ETF (formerly SPDR Portfolio Emerging Markets ETF)
State Street SPDR Portfolio Europe ETF (formerly SPDR Portfolio Europe ETF)
State Street SPDR Portfolio MSCI Global Stock Market ETF (formerly SPDR Portfolio MSCI Global Stock Market ETF)
State Street SPDR S&P China ETF (formerly SPDR S&P China ETF)
State Street SPDR S&P Global Natural Resources ETF (formerly SPDR S&P Global Natural Resources ETF)
State Street SPDR S&P International Small Cap ETF (formerly SPDR S&P International Small Cap ETF)
State Street SPDR S&P North American Natural Resources ETF (formerly SPDR S&P North American Natural Resources ETF)

TABLE OF CONTENTS (Unaudited)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9) - Not Applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above
Statement Regarding Basis for Approval of Investment Advisory Contract (Unaudited) (N-CSR Item 11) - Not Applicable

[This Page Intentionally Left Blank]

STATE STREET SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.2%
AUSTRALIA — 2.3%
Centuria Industrial REIT	395,736	$780,594
Charter Hall Long Wale REIT	483,415	1,109,155
Dexus REIT	783,458	3,176,615
GPT Group REIT	1,396,614	4,333,131
National Storage REIT	1,024,739	1,944,107
Region Group REIT	853,783	1,327,396
Scentre Group REIT	3,808,362	8,659,714
Vicinity Ltd. REIT	2,850,885	4,569,017
Waypoint REIT Ltd.	495,629	797,722
		26,697,451
BELGIUM — 0.8%
Aedifica SA REIT	60,873	4,871,093
Cofinimmo SA REIT	5,750	537,962
Warehouses De Pauw CVA REIT (a)	140,488	3,612,944
		9,021,999
BRAZIL — 0.3%
Allos SA	258,759	1,503,413
Iguatemi SA	92,815	496,606
Multiplan Empreendimentos Imobiliarios SA	205,790	1,253,589
		3,253,608
CANADA — 0.8%
Boardwalk Real Estate Investment Trust	17,696	798,225
Canadian Apartment Properties REIT	54,711	1,392,130
Dream Industrial Real Estate Investment Trust	104,770	928,670
First Capital Real Estate Investment Trust	75,406	1,114,164
Granite Real Estate Investment Trust	21,580	1,264,909
H&R Real Estate Investment Trust	99,262	694,916
RioCan Real Estate Investment Trust	104,776	1,425,744
SmartCentres Real Estate Investment Trust	52,741	1,006,786
		8,625,544
CHILE — 0.2%
Plaza SA	563,227	2,377,870
FINLAND — 0.1%
Lumo Kodit OYJ	135,782	1,238,286
FRANCE — 1.9%
Covivio SA REIT	40,431	2,387,460
Gecina SA REIT	38,023	2,970,324
Klepierre SA REIT	161,148	6,019,574
Unibail-Rodamco-Westfield REIT (b)	88,964	9,727,659
		21,105,017
Security Description	Shares	Value
GERMANY — 0.4%
Aroundtown SA (b)	521,381	$1,364,870
LEG Immobilien SE	55,625	3,595,512
		4,960,382
HONG KONG — 1.4%
Hang Lung Properties Ltd.	1,312,135	1,461,052
Link REIT	1,907,088	8,761,678
Swire Properties Ltd.	712,400	2,066,271
Wharf Real Estate Investment Co. Ltd.	1,173,000	3,384,258
		15,673,259
ISRAEL — 0.8%
Amot Investments Ltd.	175,078	1,066,271
Azrieli Group Ltd.	26,516	3,516,152
Mega Or Holdings Ltd. REIT	16,564	2,626,109
Melisron Ltd.	17,350	2,230,910
		9,439,442
JAPAN — 8.0%
Activia Properties, Inc. REIT	1,584	1,391,937
Advance Residence Investment Corp. REIT	2,077	2,109,769
AEON REIT Investment Corp.	1,267	993,117
Comforia Residential REIT, Inc.	1,599	1,087,509
Daiwa House REIT Investment Corp.	3,304	2,589,784
Daiwa Office Investment Corp. REIT	511	1,051,936
Daiwa Securities Living Investments Corp. REIT	1,731	1,153,347
Frontier Real Estate Investment Corp. REIT	1,858	985,701
Global One Real Estate Investment Corp. REIT	748	564,209
GLP J-Reit	3,546	2,886,461
Hoshino Resorts REIT, Inc.	431	655,616
Hulic Co. Ltd.	492,900	5,668,242
Hulic Reit, Inc.	884	893,502
Industrial & Infrastructure Fund Investment Corp. REIT	1,845	1,632,887
Invincible Investment Corp. REIT	5,645	2,097,049
Japan Excellent, Inc. REIT	884	790,149
Japan Hotel REIT Investment Corp.	4,357	2,045,810
Japan Logistics Fund, Inc. REIT	1,993	1,195,124
Japan Metropolitan Fund Invest REIT	5,242	3,657,439
Japan Prime Realty Investment Corp. REIT	2,908	1,769,404
Japan Real Estate Investment Corp. REIT	5,185	3,796,923
KDX Realty Investment Corp. REIT	2,985	3,013,332
LaSalle Logiport REIT	1,341	1,250,049
Leopalace21 Corp.	162,900	650,207
See accompanying notes to financial statements.
1

STATE STREET SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Mitsubishi Estate Logistics REIT Investment Corp.	1,071	$836,792
Mitsui Fudosan Accommodations Fund, Inc. REIT	1,881	1,577,254
Mitsui Fudosan Co. Ltd.	2,032,600	21,151,357
Mitsui Fudosan Logistics Park, Inc. REIT	2,390	1,691,583
Mori Hills REIT Investment Corp.	1,153	958,840
Mori Trust Reit, Inc.	1,876	840,774
Nippon Building Fund, Inc. REIT	6,379	5,316,836
Nippon Prologis REIT, Inc.	5,192	2,780,554
NIPPON REIT Investment Corp.	1,302	725,925
Nomura Real Estate Master Fund, Inc. REIT	3,147	3,089,832
NTT UD REIT Investment Corp.	1,011	878,882
Orix JREIT, Inc.	4,077	2,465,318
Sekisui House Reit, Inc.	3,126	1,760,573
Tokyu REIT, Inc.	633	781,452
United Urban Investment Corp. REIT	2,339	2,500,873
		91,286,348
MEXICO — 0.8%
Corp. Inmobiliaria Vesta SAB de CV (a)	642,393	2,136,740
Fibra Uno Administracion SA de CV REIT	2,024,461	3,273,205
Prologis Property Mexico SA de CV REIT	790,846	3,430,952
		8,840,897
ROMANIA — 0.3%
NEPI Rockcastle NV	456,789	3,623,357
SAUDI ARABIA — 0.1%
Arabian Centres Co. (c)	173,643	790,801
SINGAPORE — 2.7%
CapitaLand Ascendas REIT	2,792,191	5,345,667
CapitaLand Ascott Trust REIT	2,013,193	1,373,181
CapitaLand Integrated Commercial Trust REIT	4,221,917	7,493,850
Frasers Centrepoint Trust REIT	1,046,977	1,769,104
Frasers Logistics & Commercial Trust REIT (a)	2,193,200	1,521,462
Keppel DC REIT	1,456,965	2,461,872
Keppel REIT (a)	2,253,533	1,554,582
Lendlease Global Commercial REIT (a)	1,814,000	752,230
Mapletree Industrial Trust REIT (a)	1,559,332	2,344,769
Mapletree Logistics Trust REIT (a)	2,486,963	2,216,802
Mapletree Pan Asia Commercial Trust REIT	1,671,831	1,710,512
Suntec Real Estate Investment Trust	1,606,695	1,818,219
		30,362,250
SOUTH AFRICA — 0.2%
Growthpoint Properties Ltd. REIT	2,495,811	2,357,661
Security Description	Shares	Value
SPAIN — 0.6%
Colonial SFL Socimi SA REIT	246,150	$1,442,177
Merlin Properties Socimi SA REIT	317,100	5,085,847
		6,528,024
SWEDEN — 1.1%
Castellum AB (a)	269,071	3,074,492
Fabege AB	143,425	1,140,474
Fastighets AB Balder Class B (a) (b)	506,969	2,934,447
Sagax AB Class B	160,036	2,923,109
Samhallsbyggnadsbolaget i Norden AB (a) (b)	969,761	378,284
Wihlborgs Fastigheter AB	196,849	1,778,124
		12,228,930
SWITZERLAND — 1.5%
International Workplace Group PLC	543,864	1,254,371
PSP Swiss Property AG	33,470	6,601,948
Swiss Prime Site AG	58,581	9,841,870
		17,698,189
THAILAND — 0.2%
Central Pattana PCL NVDR	998,000	1,883,732
UNITED KINGDOM — 3.4%
Big Yellow Group PLC REIT	143,190	1,595,567
British Land Co. PLC REIT	728,514	3,414,295
Derwent London PLC REIT	81,688	1,693,388
Grainger PLC REIT	537,046	1,147,288
Hammerson PLC REIT	390,700	1,517,826
Land Securities Group PLC REIT	543,091	3,960,441
LondonMetric Property PLC REIT	1,709,131	4,090,701
Primary Health Properties PLC REIT	1,913,112	2,291,981
Safestore Holdings PLC REIT	158,718	1,328,017
Segro PLC REIT	988,176	8,389,403
Shaftesbury Capital PLC REIT	1,442,369	2,425,115
Supermarket Income REIT PLC	900,516	940,508
Tritax Big Box REIT PLC	1,811,345	3,375,119
UNITE Group PLC REIT	350,062	2,100,401
		38,270,050
UNITED STATES — 71.3%
Acadia Realty Trust REIT	95,372	1,823,513
Agree Realty Corp. REIT	87,402	6,588,363
Alexandria Real Estate Equities, Inc. REIT	113,739	5,279,764
American Assets Trust, Inc. REIT	35,470	653,003
American Healthcare REIT, Inc.	129,501	6,107,267
American Homes 4 Rent Class A, REIT	237,890	6,641,889
Americold Realty Trust, Inc. REIT	210,292	2,409,946
Apple Hospitality REIT, Inc.	162,559	1,871,054
AvalonBay Communities, Inc. REIT	103,414	16,892,677
Brandywine Realty Trust REIT	133,384	361,471
Brixmor Property Group, Inc. REIT	223,711	6,442,877
See accompanying notes to financial statements.
2

STATE STREET SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Broadstone Net Lease, Inc. REIT	137,718	$2,516,108
BXP, Inc. REIT	107,585	5,583,661
Camden Property Trust REIT	75,461	7,369,521
CareTrust REIT, Inc.	163,045	5,975,599
CBL & Associates Properties, Inc. REIT	11,000	422,730
Centerspace REIT	12,538	720,308
Chiron Real Estate, Inc. REIT	9,456	312,804
Community Healthcare Trust, Inc. REIT	18,337	291,375
COPT Defense Properties REIT	82,248	2,516,789
Cousins Properties, Inc. REIT	122,297	2,760,243
CubeSmart REIT	166,408	6,098,853
Curbline Properties Corp. REIT	71,685	1,848,756
DiamondRock Hospitality Co. REIT	147,923	1,386,038
Digital Realty Trust, Inc. REIT	235,989	42,527,578
Diversified Healthcare Trust REIT	163,843	1,087,918
Douglas Emmett, Inc. REIT	121,587	1,145,350
Easterly Government Properties, Inc. REIT	32,752	701,875
EastGroup Properties, Inc. REIT	38,831	7,187,230
Empire State Realty Trust, Inc. Class A, REIT	104,286	542,287
EPR Properties REIT	55,431	2,769,333
Equinix, Inc. REIT	71,804	70,385,153
Equity LifeStyle Properties, Inc. REIT	141,477	8,830,994
Equity Residential REIT	251,082	14,851,500
Essential Properties Realty Trust, Inc. REIT	153,059	4,646,871
Essex Property Trust, Inc. REIT	47,076	11,392,392
Extra Space Storage, Inc. REIT	155,085	20,336,296
Federal Realty Investment Trust REIT	57,312	6,087,108
Fermi, Inc. REIT (b)	20,900	122,056
First Industrial Realty Trust, Inc. REIT	96,699	5,594,037
Four Corners Property Trust, Inc. REIT	78,144	1,848,106
Getty Realty Corp. REIT	38,563	1,226,303
Gladstone Commercial Corp. REIT (a)	33,792	386,243
Global Net Lease, Inc. REIT	142,888	1,337,432
Healthcare Realty Trust, Inc. REIT	254,360	4,321,576
Healthpeak Properties, Inc. REIT	507,390	8,336,418
Highwoods Properties, Inc. REIT	81,122	1,736,822
Host Hotels & Resorts, Inc. REIT	466,839	8,944,635
Hudson Pacific Properties, Inc. REIT (b)	40,134	237,192
Independence Realty Trust, Inc. REIT	172,428	2,567,453
Innovative Industrial Properties, Inc. REIT	20,823	1,044,482
Invitation Homes, Inc. REIT	411,766	10,232,385
JBG SMITH Properties REIT (a)	45,258	661,219
Kennedy-Wilson Holdings, Inc.	89,952	973,281
Security Description	Shares	Value
Kilroy Realty Corp. REIT	79,426	$2,240,607
Kimco Realty Corp. REIT	492,253	11,060,925
Kite Realty Group Trust REIT	157,758	3,872,959
LXP Industrial Trust REIT	42,931	1,985,988
Macerich Co. REIT	186,633	3,527,364
Medical Properties Trust, Inc. REIT (a)	358,129	1,658,137
Mid-America Apartment Communities, Inc. REIT	85,368	10,425,140
National Health Investors, Inc. REIT	34,672	2,803,578
National Storage Affiliates Trust REIT	51,471	1,942,516
NET Lease Office Properties REIT	11,244	129,531
NETSTREIT Corp.	70,400	1,325,632
NexPoint Residential Trust, Inc. REIT	16,452	411,300
NNN REIT, Inc.	138,538	5,822,752
Omega Healthcare Investors, Inc. REIT	215,828	9,457,583
Park Hotels & Resorts, Inc. REIT	148,237	1,560,936
Pebblebrook Hotel Trust REIT	82,130	1,037,302
Phillips Edison & Co., Inc. REIT	91,679	3,430,628
Piedmont Realty Trust, Inc. REIT (b)	96,011	630,792
Prologis, Inc. REIT	679,393	89,802,167
Public Storage REIT	115,430	31,267,678
Realty Income Corp. REIT	672,220	41,126,420
Regency Centers Corp. REIT	120,213	9,095,316
Rexford Industrial Realty, Inc. REIT	167,903	5,495,465
RLJ Lodging Trust REIT	110,366	818,916
Ryman Hospitality Properties, Inc. REIT	45,885	4,233,809
Service Properties Trust REIT (a)	128,342	173,903
Sila Realty Trust, Inc. REIT	41,047	971,993
Simon Property Group, Inc. REIT	237,676	44,333,704
SITE Centers Corp. REIT	36,031	194,567
SL Green Realty Corp. REIT	51,753	1,911,756
Smartstop Self Storage REIT, Inc.	40,200	1,217,256
STAG Industrial, Inc. REIT	137,938	4,974,044
Summit Hotel Properties, Inc. REIT	82,873	366,299
Sun Communities, Inc. REIT	84,887	10,692,367
Sunstone Hotel Investors, Inc. REIT	139,688	1,258,589
Tanger, Inc. REIT	84,751	2,879,839
Terreno Realty Corp. REIT	76,424	4,693,962
UDR, Inc. REIT	219,501	7,414,744
UMH Properties, Inc. REIT	60,051	866,536
Universal Health Realty Income Trust REIT	9,755	394,785
Urban Edge Properties REIT	91,510	1,828,370
Ventas, Inc. REIT	346,612	28,345,929
Veris Residential, Inc. REIT	61,073	1,152,447
Vornado Realty Trust REIT	116,605	3,030,564
Welltower, Inc. REIT	509,977	100,827,553
See accompanying notes to financial statements.
3

STATE STREET SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
WP Carey, Inc. REIT	160,041	$10,876,386
Xenia Hotels & Resorts, Inc. REIT	68,662	1,018,243
		809,523,411
TOTAL COMMON STOCKS (Cost $1,126,876,492)		1,125,786,508
RIGHTS — 0.0% *
SINGAPORE — 0.0% *
CapitaLand Ascendas REIT (expiring 04/15/26) (b) (Cost $0)	78,181	7,272
SHORT-TERM INVESTMENTS — 1.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.64% (d) (e)	2,841,031	2,841,031
State Street Navigator Securities Lending Portfolio II (f) (g)	8,423,748	8,423,748
TOTAL SHORT-TERM INVESTMENTS (Cost $11,264,779)		11,264,779
TOTAL INVESTMENTS — 100.2% (Cost $1,138,141,271)		1,137,058,559
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(2,279,365)
NET ASSETS — 100.0%		$1,134,779,194

(a)	All or a portion of the shares of the security are on loan at March 31, 2026.
(b)	Non-income producing security.
(c)
Securities purchased pursuant to Rule 144A of the
Securities Act of 1933, as amended. These securities,
which represent 0.1% of net assets as of March 31, 2026,
may be resold in transactions exempt from registration,
normally to qualified institutional buyers.

(d)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended March 31, 2026
are shown in the Affiliate Table below.

(e)	The rate shown is the annualized seven-day yield at March 31, 2026.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2026 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.

*	Amount is less than 0.05% of net assets.

Abbreviations:
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust
At March 31, 2026, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Dow Jones US Real Estate Index (long)	253	06/18/2026	$9,287,357	$9,102,940	$(184,417)
During the period ended March 31, 2026, the average notional value related to futures contracts was $6,279,534.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,125,786,508	$—	$—	$1,125,786,508
Rights	—	7,272	—	7,272
Short-Term Investments	11,264,779	—	—	11,264,779
TOTAL INVESTMENTS	$1,137,051,287	$7,272	$—	$1,137,058,559
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(184,417)	$—	$—	$(184,417)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(184,417)	$—	$—	$(184,417)
See accompanying notes to financial statements.
4

STATE STREET SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/25	Value at 9/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/26	Value at 3/31/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	3,851,384	$3,851,384	$34,911,165	$35,921,518	$—	$—	2,841,031	$2,841,031	$32,470
State Street Navigator Securities Lending Portfolio II	9,880,183	9,880,183	87,084,606	88,541,041	—	—	8,423,748	8,423,748	17,888
Total		$13,731,567	$121,995,771	$124,462,559	$—	$—		$11,264,779	$50,358
See accompanying notes to financial statements.
5

STATE STREET SPDR DOW JONES INTERNATIONAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.1%
AUSTRALIA — 8.4%
Centuria Industrial REIT (a)	322,084	$635,315
Charter Hall Long Wale REIT	397,837	912,803
Dexus REIT (a)	651,128	2,640,069
GPT Group REIT	1,162,924	3,608,085
National Storage REIT	849,372	1,611,406
Region Group REIT	697,825	1,084,925
Scentre Group REIT	3,165,619	7,198,200
Vicinity Ltd. REIT (a)	2,373,487	3,803,907
Waypoint REIT Ltd. (a)	399,388	642,821
		22,137,531
BELGIUM — 2.8%
Aedifica SA REIT	50,671	4,054,663
Cofinimmo SA REIT	4,692	438,977
Warehouses De Pauw CVA REIT (a)	115,322	2,965,748
		7,459,388
BRAZIL — 1.0%
Allos SA	214,045	1,243,621
Iguatemi SA	77,847	416,519
Multiplan Empreendimentos Imobiliarios SA	171,200	1,042,881
		2,703,021
CANADA — 2.7%
Boardwalk Real Estate Investment Trust	14,352	647,385
Canadian Apartment Properties REIT	45,552	1,159,078
Dream Industrial Real Estate Investment Trust	85,819	760,690
First Capital Real Estate Investment Trust	62,886	929,175
Granite Real Estate Investment Trust	18,047	1,057,823
H&R Real Estate Investment Trust	80,717	565,086
RioCan Real Estate Investment Trust	86,110	1,171,745
SmartCentres Real Estate Investment Trust	43,422	828,893
		7,119,875
CHILE — 0.7%
Plaza SA	464,813	1,962,379
FINLAND — 0.4%
Lumo Kodit OYJ (a)	110,544	1,008,124
FRANCE — 6.6%
Covivio SA REIT	33,102	1,954,681
Gecina SA REIT	31,608	2,469,190
Klepierre SA REIT	134,070	5,008,094
Unibail-Rodamco-Westfield REIT (b)	73,947	8,085,643
		17,517,608
Security Description	Shares	Value
GERMANY — 1.5%
Aroundtown SA (b)	427,450	$1,118,978
LEG Immobilien SE	45,840	2,963,025
		4,082,003
HONG KONG — 4.9%
Hang Lung Properties Ltd.	1,088,548	1,212,090
Link REIT	1,577,252	7,246,322
Swire Properties Ltd.	592,400	1,718,218
Wharf Real Estate Investment Co. Ltd.	977,000	2,818,773
		12,995,403
ISRAEL — 3.0%
Amot Investments Ltd.	148,440	904,039
Azrieli Group Ltd.	22,068	2,926,325
Mega Or Holdings Ltd. REIT	13,803	2,188,371
Melisron Ltd.	14,429	1,855,320
		7,874,055
JAPAN — 28.6%
Activia Properties, Inc. REIT	1,280	1,124,797
Advance Residence Investment Corp. REIT	1,725	1,752,216
AEON REIT Investment Corp.	1,059	830,079
Comforia Residential REIT, Inc.	1,305	887,554
Daiwa House REIT Investment Corp.	2,748	2,153,973
Daiwa Office Investment Corp. REIT	414	852,253
Daiwa Securities Living Investments Corp. REIT (a)	1,465	976,114
Frontier Real Estate Investment Corp. REIT	1,573	834,504
Global One Real Estate Investment Corp. REIT (a)	594	448,048
GLP J-Reit	2,904	2,363,869
Hoshino Resorts REIT, Inc.	355	540,009
Hulic Co. Ltd.	409,290	4,706,745
Hulic Reit, Inc.	756	764,126
Industrial & Infrastructure Fund Investment Corp. REIT	1,528	1,352,331
Invincible Investment Corp. REIT	4,625	1,718,131
Japan Excellent, Inc. REIT	717	640,879
Japan Hotel REIT Investment Corp.	3,573	1,677,686
Japan Logistics Fund, Inc. REIT	1,687	1,011,627
Japan Metropolitan Fund Invest REIT	4,356	3,039,261
Japan Prime Realty Investment Corp. REIT	2,433	1,480,385
Japan Real Estate Investment Corp. REIT (a)	4,308	3,154,705
KDX Realty Investment Corp. REIT	2,443	2,466,188
LaSalle Logiport REIT	1,087	1,013,276
Leopalace21 Corp.	133,000	530,863
See accompanying notes to financial statements.
6

STATE STREET SPDR DOW JONES INTERNATIONAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Mitsubishi Estate Logistics REIT Investment Corp.	917	$716,469
Mitsui Fudosan Accommodations Fund, Inc. REIT	1,521	1,275,388
Mitsui Fudosan Co. Ltd.	1,687,800	17,563,347
Mitsui Fudosan Logistics Park, Inc. REIT	1,947	1,378,039
Mori Hills REIT Investment Corp.	955	794,183
Mori Trust Reit, Inc.	1,545	692,429
Nippon Building Fund, Inc. REIT	5,329	4,441,671
Nippon Prologis REIT, Inc.	4,326	2,316,772
NIPPON REIT Investment Corp.	1,086	605,495
Nomura Real Estate Master Fund, Inc. REIT	2,617	2,569,460
NTT UD REIT Investment Corp.	847	736,313
Orix JREIT, Inc.	3,341	2,020,267
Sekisui House Reit, Inc.	2,604	1,466,581
Tokyu REIT, Inc.	534	659,234
United Urban Investment Corp. REIT	1,939	2,073,191
		75,628,458
MEXICO — 2.8%
Corp. Inmobiliaria Vesta SAB de CV (a)	534,030	1,776,301
Fibra Uno Administracion SA de CV REIT	1,660,815	2,685,252
Prologis Property Mexico SA de CV REIT	657,544	2,852,644
		7,314,197
ROMANIA — 1.1%
NEPI Rockcastle NV	379,539	3,010,592
SAUDI ARABIA — 0.3%
Arabian Centres Co. (c)	145,342	661,913
SINGAPORE — 9.5%
CapitaLand Ascendas REIT	2,323,589	4,448,525
CapitaLand Ascott Trust REIT	1,644,198	1,121,493
CapitaLand Integrated Commercial Trust REIT	3,510,731	6,231,503
Frasers Centrepoint Trust REIT	849,752	1,435,848
Frasers Logistics & Commercial Trust REIT	1,790,400	1,242,032
Keppel DC REIT	1,213,158	2,049,905
Keppel REIT	1,857,857	1,281,628
Lendlease Global Commercial REIT	1,543,000	639,852
Mapletree Industrial Trust REIT (a)	1,295,487	1,948,025
Mapletree Logistics Trust REIT	2,072,117	1,847,022
Mapletree Pan Asia Commercial Trust REIT	1,373,571	1,405,351
Suntec Real Estate Investment Trust	1,340,576	1,517,065
		25,168,249
SOUTH AFRICA — 0.7%
Growthpoint Properties Ltd. REIT (a)	2,076,152	1,961,231
Security Description	Shares	Value
SPAIN — 2.1%
Colonial SFL Socimi SA REIT (a)	204,808	$1,199,957
Merlin Properties Socimi SA REIT	262,777	4,214,581
		5,414,538
SWEDEN — 3.8%
Castellum AB (a)	223,649	2,555,485
Fabege AB (a)	117,930	937,745
Fastighets AB Balder Class B (b)	421,357	2,438,906
Sagax AB Class B	133,042	2,430,055
Samhallsbyggnadsbolaget i Norden AB (a) (b)	820,317	319,989
Wihlborgs Fastigheter AB	163,642	1,478,168
		10,160,348
SWITZERLAND — 5.6%
International Workplace Group PLC	448,441	1,034,287
PSP Swiss Property AG	27,839	5,491,234
Swiss Prime Site AG (a)	48,689	8,179,970
		14,705,491
THAILAND — 0.6%
Central Pattana PCL NVDR	824,959	1,557,116
UNITED KINGDOM — 12.0%
Big Yellow Group PLC REIT	119,040	1,326,464
British Land Co. PLC REIT	605,354	2,837,088
Derwent London PLC REIT	67,919	1,407,958
Grainger PLC REIT	448,174	957,431
Hammerson PLC REIT	321,516	1,249,054
Land Securities Group PLC REIT	451,920	3,295,585
LondonMetric Property PLC REIT	1,422,066	3,403,628
Primary Health Properties PLC REIT	1,570,495	1,881,513
Safestore Holdings PLC REIT	132,085	1,105,175
Segro PLC REIT	821,373	6,973,281
Shaftesbury Capital PLC REIT	1,182,049	1,987,428
Supermarket Income REIT PLC	762,759	796,633
Tritax Big Box REIT PLC	1,505,084	2,804,456
UNITE Group PLC REIT	285,682	1,714,115
		31,739,809
TOTAL COMMON STOCKS (Cost $350,621,067)		262,181,329
RIGHTS — 0.0% *
SINGAPORE — 0.0% *
CapitaLand Ascendas REIT (expiring 04/15/26) (b) (Cost $0)	65,060	6,051
SHORT-TERM INVESTMENTS — 4.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.64% (d) (e)	335,836	335,836
See accompanying notes to financial statements.
7

STATE STREET SPDR DOW JONES INTERNATIONAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (f) (g)	11,574,515	$11,574,515
TOTAL SHORT-TERM INVESTMENTS (Cost $11,910,351)		11,910,351
TOTAL INVESTMENTS — 103.6% (Cost $362,531,418)		274,097,731
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.6)%		(9,424,318)
NET ASSETS — 100.0%		$264,673,413

(a)	All or a portion of the shares of the security are on loan at March 31, 2026.
(b)	Non-income producing security.
(c)
Securities purchased pursuant to Rule 144A of the
Securities Act of 1933, as amended. These securities,
which represent 0.3% of net assets as of March 31, 2026,
may be resold in transactions exempt from registration,
normally to qualified institutional buyers.

(d)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended March 31, 2026
are shown in the Affiliate Table below.

(e)	The rate shown is the annualized seven-day yield at March 31, 2026.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2026 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.

*	Amount is less than 0.05% of net assets.

Abbreviations:
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$262,181,329	$—	$—	$262,181,329
Rights	—	6,051	—	6,051
Short-Term Investments	11,910,351	—	—	11,910,351
TOTAL INVESTMENTS	$274,091,680	$6,051	$—	$274,097,731
Affiliate Table
	Number of Shares Held at 9/30/25	Value at 9/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/26	Value at 3/31/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	224,008	$224,008	$8,388,468	$8,276,640	$—	$—	335,836	$335,836	$8,211
State Street Navigator Securities Lending Portfolio II	9,480,516	9,480,516	51,292,371	49,198,372	—	—	11,574,515	11,574,515	12,965
Total		$9,704,524	$59,680,839	$57,475,012	$—	$—		$11,910,351	$21,176
See accompanying notes to financial statements.
8

STATE STREET SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.1%
AUSTRALIA — 6.3%
Abacus Group REIT (a)	426,041	$296,172
Abacus Storage King REIT	500,602	474,864
Actinogen Medical Ltd. (b)	16	—
AGL Energy Ltd.	849,006	5,733,435
ALS Ltd.	579,917	8,261,452
AMP Ltd.	4,450,945	3,993,473
Ampol Ltd.	321,281	7,411,128
Ansell Ltd.	562,262	10,871,183
ANZ Group Holdings Ltd.	3,589,852	88,439,076
APA Group Stapled Security	2,447,604	16,679,823
ARB Corp. Ltd. (a)	94,841	1,355,644
Aristocrat Leisure Ltd.	904,388	28,078,101
ASX Ltd.	248,600	8,904,920
Atlas Arteria Ltd. Stapled Security	1,131,141	3,315,795
AUB Group Ltd.	116,601	1,940,599
Aurizon Holdings Ltd.	2,631,485	7,155,148
Bank of Queensland Ltd.	801,685	3,673,306
Beach Energy Ltd. (a)	1,875,240	1,663,236
Bendigo & Adelaide Bank Ltd.	748,965	5,073,236
BHP Group Ltd. (a)	6,051,716	208,857,518
BlueScope Steel Ltd.	1,011,707	17,821,856
Boss Energy Ltd. (a) (b)	1,355,351	1,415,627
BrainChip Holdings Ltd. (a) (b)	3,011,284	288,740
Brambles Ltd.	1,617,954	25,043,892
Breville Group Ltd. (a)	108,858	1,963,827
BWP Property Group Ltd. (a)	594,419	1,514,478
Capricorn Metals Ltd.	506,670	3,817,202
CAR Group Ltd.	656,618	10,253,564
Chalice Mining Ltd. (a) (b)	741,110	718,235
Challenger Ltd.	795,160	4,509,331
Charter Hall Group REIT	524,820	6,696,540
Charter Hall Long Wale REIT	659,970	1,514,245
Cleanaway Waste Management Ltd.	2,377,848	3,696,895
Clinuvel Pharmaceuticals Ltd. (a)	17,137	116,080
Cochlear Ltd.	84,732	9,813,372
Coles Group Ltd.	1,690,525	25,426,182
Commonwealth Bank of Australia	1,979,290	227,336,782
Computershare Ltd.	644,608	12,533,960
Core Lithium Ltd. (a) (b)	4,235,226	710,673
CSL Ltd.	585,299	56,434,666
Deep Yellow Ltd. (a) (b)	1,733,920	2,072,296
Deterra Royalties Ltd. (a)	646,792	1,780,811
Dexus REIT	722,658	2,930,095
Domino's Pizza Enterprises Ltd. (a)	78,300	868,768
Downer EDI Ltd.	781,826	4,101,721
DroneShield Ltd. (a) (b)	1,700,137	4,436,455
Dubber Corp. Ltd. (b)	20	—
Dyno Nobel Ltd.	2,024,041	4,325,149
Eagers Automotive Ltd. (a)	212,502	3,274,709
Security Description	Shares	Value
Elevra Lithium Ltd. (a) (b)	120,938	$692,463
Endeavour Group Ltd. (a)	1,684,848	3,761,885
Evolution Mining Ltd.	2,513,549	21,725,707
Firefinch Ltd. (a) (b) (c)	764,682	10,475
Flight Centre Travel Group Ltd. (a)	327,773	2,393,082
Fortescue Ltd. (a)	2,048,953	28,501,593
Genesis Minerals Ltd. (a) (b)	1,326,867	5,352,663
Glencore PLC (b)	12,624,266	94,142,238
Goodman Group REIT	2,477,920	43,344,639
GPT Group REIT	2,107,826	6,539,735
Harvey Norman Holdings Ltd. (a)	699,856	2,363,104
HMC Capital Ltd. REIT (a)	263,928	422,988
HUB24 Ltd.	94,460	5,317,336
IDP Education Ltd. (a)	280,710	780,569
IGO Ltd. (b)	927,987	4,989,290
Iluka Resources Ltd.	643,959	2,910,914
Ingenia Communities Group REIT	1,859,316	5,068,314
Insignia Financial Ltd. (b)	835,118	2,716,869
Insurance Australia Group Ltd.	3,707,302	18,637,225
IREN Ltd. (a) (b)	405,403	13,897,215
IRESS Ltd.	220,597	1,053,076
JB Hi-Fi Ltd.	145,940	7,238,692
Kogan.com Ltd. (a)	187,476	445,556
Lendlease Corp. Ltd. Stapled Security	674,675	1,520,260
Leo Lithium Ltd. (a) (b) (c)	530,555	19,622
Liontown Ltd. (b)	2,839,000	3,305,533
Lottery Corp. Ltd.	4,017,733	14,804,392
Lynas Rare Earths Ltd. (b)	1,022,544	13,278,455
Macquarie Group Ltd.	430,309	59,512,540
Magellan Financial Group Ltd. (a)	165,802	1,114,002
Medibank Pvt Ltd.	3,291,935	9,830,259
Megaport Ltd. (b)	255,996	1,271,155
Mesoblast Ltd. (a) (b)	1,176,683	1,740,766
Metals X Ltd. (b)	998,688	868,682
Metcash Ltd.	1,720,630	3,488,240
Mineral Resources Ltd. (b)	194,251	7,132,410
Mirvac Group REIT	4,924,961	5,970,398
Myer Holdings Ltd. (a) (b)	829,363	164,729
National Australia Bank Ltd. (a)	3,674,820	104,299,694
National Storage REIT	1,577,778	2,993,318
Netwealth Group Ltd.	236,052	3,488,882
Neuren Pharmaceuticals Ltd. (a) (b)	124,722	1,008,835
NEXTDC Ltd. (a) (b)	714,671	5,540,893
nib holdings Ltd.	523,399	2,279,907
Nine Entertainment Co. Holdings Ltd.	573,673	373,263
Northern Star Resources Ltd.	1,757,967	24,514,086
OceanaGold Corp.	356,821	11,214,338
Orica Ltd.	555,136	7,627,067
Origin Energy Ltd.	2,690,982	22,817,006
Orora Ltd.	2,499,356	3,226,760
See accompanying notes to financial statements.
9

STATE STREET SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Paladin Energy Ltd. (a) (b)	572,702	$4,334,292
Peninsula Energy Ltd. (a) (b)	81,337	36,210
Perpetual Ltd. (a)	413,210	4,488,500
Perseus Mining Ltd.	1,599,168	5,640,642
Pinnacle Investment Management Group Ltd. (a)	312,739	3,026,575
PLS Group Ltd. (a) (b)	3,968,681	13,916,928
PointsBet Holdings Ltd. (a) (b)	762,368	420,327
PolyNovo Ltd. (a) (b)	1,733,125	1,109,861
Premier Investments Ltd.	115,732	992,396
Pro Medicus Ltd.	63,294	5,067,623
Qantas Airways Ltd.	1,210,137	6,937,248
QBE Insurance Group Ltd.	1,884,125	27,395,985
Qube Holdings Ltd.	2,230,520	7,424,541
Ramelius Resources Ltd.	2,285,232	5,744,121
Ramsay Health Care Ltd. (a)	201,988	5,396,706
REA Group Ltd. (a)	67,942	7,278,767
Reece Ltd. (a)	321,189	2,916,966
Region Group REIT	1,379,821	2,145,240
Regis Resources Ltd.	902,232	4,109,293
Rio Tinto Ltd. (a)	465,846	51,505,527
Rio Tinto PLC	1,309,814	119,940,295
Ryzon Materials Ltd. (a) (b)	1,313,928	23,651
Sandfire Resources Ltd. (b)	532,141	5,842,348
Santos Ltd.	3,978,013	21,687,350
Scentre Group REIT	6,506,274	14,794,410
SEEK Ltd.	422,570	4,037,384
SGH Ltd.	180,820	5,004,521
Sigma Healthcare Ltd. (a)	6,527,337	11,847,020
Silver Mines Ltd. (a) (b)	8,896,487	1,066,311
Sonic Healthcare Ltd.	731,750	10,249,042
South32 Ltd. (a) (d)	2,105,038	6,231,923
South32 Ltd. (d)	4,063,423	11,883,575
Steadfast Group Ltd.	1,157,880	3,370,386
Stockland REIT	3,350,288	9,889,780
Suncorp Group Ltd.	1,270,858	14,057,133
Super Retail Group Ltd.	305,283	2,680,513
Tabcorp Holdings Ltd.	4,301,470	2,769,312
Technology One Ltd.	324,841	5,971,460
Telix Pharmaceuticals Ltd. (a) (b)	686,204	6,419,943
Telstra Group Ltd.	5,183,638	18,922,961
Temple & Webster Group Ltd. (b)	328,712	1,598,458
TPG Telecom Ltd.	280,610	772,603
Transurban Group Stapled Security	3,796,331	36,427,505
Treasury Wine Estates Ltd. (a)	1,654,923	4,205,125
Vault Minerals Ltd.	155,062	442,862
Ventia Services Group Pty. Ltd.	995,653	3,566,456
Vicinity Ltd. REIT	4,759,047	7,627,164
Viva Energy Group Ltd. (a) (e)	1,303,159	2,293,812
Washington H Soul Pattinson & Co. Ltd.	279,217	7,725,924
WEB Travel Group Ltd. (b)	447,418	799,800
Webjet Group Ltd. (a)	449,923	163,321
Security Description	Shares	Value
Wesfarmers Ltd.	1,377,221	$68,772,997
West African Resources Ltd. (b)	1,292,068	2,831,800
Westgold Resources Ltd.	1,060,836	4,279,478
Westpac Banking Corp.	4,089,947	110,563,562
Whitehaven Coal Ltd.	1,281,209	8,116,876
WiseTech Global Ltd. (a)	235,789	6,139,922
Woodside Energy Group Ltd.	2,261,027	54,277,644
Woolworths Group Ltd.	1,437,422	35,845,297
Worley Ltd.	1,000,858	7,684,317
Zip Co. Ltd. (a) (b)	2,374,929	2,521,213
		2,236,538,582
AUSTRIA — 0.4%
ams-OSRAM AG (b)	14,923	152,656
ANDRITZ AG	40,991	2,810,175
BAWAG Group AG (e)	94,471	14,096,006
Erste Group Bank AG	421,825	44,957,469
Kontron AG (a)	54,589	1,186,875
Lenzing AG (b)	22,672	620,414
Mondi PLC	783,796	8,719,376
Oesterreichische Post AG	37,348	1,480,313
OMV AG	316,402	23,040,087
Raiffeisen Bank International AG	157,456	6,596,459
Telekom Austria AG	157,718	1,655,493
UNIQA Insurance Group AG	130,798	2,263,596
Verbund AG	95,156	7,197,782
Vienna Insurance Group AG Wiener Versicherung Gruppe	39,791	2,815,017
voestalpine AG	373,600	16,280,068
		133,871,786
BELGIUM — 0.8%
Ackermans & van Haaren NV	25,400	7,685,219
Aedifica SA REIT (a)	169,621	13,573,120
Ageas SA	306,430	22,260,975
Anheuser-Busch InBev SA (a)	1,194,203	82,172,361
Barco NV	86,795	946,549
Bekaert SA	116,699	5,378,423
Colruyt Group NV (a)	72,199	3,018,049
D'ieteren Group	24,664	4,495,705
Elia Group SA (b)	38,947	5,914,489
Fagron	72,115	1,794,763
Galapagos NV (a) (b)	48,844	1,473,359
Gimv NV (a)	31,652	1,646,595
Groupe Bruxelles Lambert NV	132,673	11,885,317
KBC Ancora	41,096	3,319,291
KBC Group NV	304,058	36,610,068
Lotus Bakeries NV	300	3,366,728
Materialise NV ADR (a) (b)	9,795	48,387
Melexis NV (a)	22,014	1,332,906
Proximus SADP (a)	170,478	1,374,973
Shurgard Self Storage Ltd. REIT	29,960	857,820
See accompanying notes to financial statements.
10

STATE STREET SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Sofina SA (a)	24,023	$5,757,294
Solvay SA (a)	87,650	2,672,204
Syensqo SA (a)	87,650	4,997,001
Tessenderlo Group SA (a)	30,756	693,857
UCB SA	185,824	55,346,500
Umicore SA	235,000	4,381,009
VGP NV (a)	9,310	880,685
Warehouses De Pauw CVA REIT (a)	195,115	5,017,792
		288,901,439
BRAZIL — 0.3%
Pluxee NV (a)	118,670	1,437,048
Wheaton Precious Metals Corp.	534,019	69,873,433
Yara International ASA	297,475	17,223,772
		88,534,253
BURKINA FASO — 0.1%
IAMGOLD Corp. (b)	1,003,930	18,818,967
CAMEROON — 0.0% *
Golar LNG Ltd. (a)	219,060	11,853,337
CANADA — 10.4%
AbCellera Biologics, Inc. (a) (b)	564,888	1,971,459
AGF Management Ltd. Class B	13,964	202,623
Agnico Eagle Mines Ltd.	641,846	129,868,550
Air Canada (a) (b)	313,292	4,067,823
Alamos Gold, Inc. Class A (a)	485,754	21,542,270
Algonquin Power & Utilities Corp. (a)	713,124	4,353,707
Alimentation Couche-Tard, Inc.	1,002,634	56,649,845
Almonty Industries, Inc. (a) (b)	216,000	3,132,700
AltaGas Ltd. (a)	405,316	14,013,469
ARC Resources Ltd. (a)	674,323	13,988,500
Aritzia, Inc. (b)	196,000	15,943,477
Atco Ltd. Class I (a)	87,650	4,276,514
Athabasca Oil Corp. (a) (b)	405,646	3,270,049
AtkinsRealis Group, Inc. (a)	235,983	15,134,161
Aurinia Pharmaceuticals, Inc. (b)	124,776	1,849,180
Aurora Cannabis, Inc. (a) (b)	9,318	30,580
B2Gold Corp.	1,446,216	6,549,450
Badger Infrastructure Solutions Ltd. (a)	77,859	3,461,268
Ballard Power Systems, Inc. (a) (b)	717,252	1,721,754
Bank of Montreal	862,978	116,514,861
Bank of Nova Scotia	1,547,989	107,007,631
Barrick Mining Corp.	2,022,859	82,404,453
Bausch Health Cos., Inc. (a) (b)	399,153	2,150,859
Baytex Energy Corp.	1,441,716	6,425,763
BCE, Inc. (a)	307,921	7,744,636
BlackBerry Ltd. (a) (b)	768,869	2,484,755
Bombardier, Inc. Class B (a) (b)	114,855	20,247,664
Boralex, Inc. Class A (a)	86,398	2,268,369
Security Description	Shares	Value
Boyd Group, Inc. (a)	33,744	$4,294,075
Brookfield Asset Management Ltd. Class A (a)	447,182	19,818,858
Brookfield Corp.	2,668,067	107,770,368
Brookfield Infrastructure Corp. Class A (a)	172,932	6,811,703
Brookfield Renewable Corp.	222,506	8,839,334
Brookfield Wealth Solutions Ltd.	20,974	867,936
CAE, Inc. (a) (b)	342,840	8,898,044
Cameco Corp.	646,571	70,089,399
Canada Packers, Inc.	17,367	251,007
Canadian Apartment Properties REIT	87,728	2,232,253
Canadian Imperial Bank of Commerce (a)	1,124,282	106,212,847
Canadian National Railway Co. (a)	753,984	77,356,905
Canadian Natural Resources Ltd. (a)	2,494,873	121,315,669
Canadian Pacific Kansas City Ltd. (a)	1,132,019	88,798,051
Canadian Solar, Inc. (a) (b)	84,638	1,172,236
Canadian Tire Corp. Ltd. Class A (a)	101,021	13,542,337
Canadian Utilities Ltd. Class A (a)	139,907	4,898,324
Canopy Growth Corp. (a) (b)	21,415	20,256
Capital Power Corp. (a)	193,489	9,135,459
Capstone Copper Corp. (b)	637,653	4,793,078
Cargojet, Inc. (a)	15,656	901,296
CCL Industries, Inc. Class B	170,320	10,637,448
Celestica, Inc. (b)	135,673	38,150,406
Cenovus Energy, Inc. (a)	1,612,824	42,668,097
Centerra Gold, Inc.	238,100	4,220,984
CES Energy Solutions Corp. (a)	373,547	4,927,806
CGI, Inc.	264,674	19,287,984
Choice Properties Real Estate Investment Trust	178,378	1,963,302
Cineplex, Inc. (a) (b)	72,199	545,806
Colliers International Group, Inc. (a)	41,102	4,380,424
Constellation Software, Inc. (a)	23,375	40,902,523
CT Real Estate Investment Trust	344,978	4,088,665
Definity Financial Corp.	143,006	6,710,948
Denison Mines Corp. (a) (b)	477,300	1,686,137
Descartes Systems Group, Inc. (a) (b)	95,216	6,798,268
Discovery Silver Corp. (a) (b)	409,256	2,621,725
Docebo, Inc. (b)	20,279	354,270
Dollarama, Inc.	398,881	48,798,648
DPM Metals, Inc. (a)	264,413	9,280,175
Dye & Durham Ltd. (a)	32,953	92,327
Element Fleet Management Corp.	458,394	9,909,890
See accompanying notes to financial statements.
11

STATE STREET SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Emera, Inc. (a)	350,655	$18,118,829
Empire Co. Ltd. Class A	192,847	6,885,863
Enbridge, Inc. (a)	2,591,160	140,016,034
Encore Energy Corp. (a) (b)	253,748	456,746
Enghouse Systems Ltd. (a)	46,768	557,308
Equinox Gold Corp.	849,726	12,232,450
Exchange Income Corp. (a)	170,442	12,749,411
Fairfax Financial Holdings Ltd.	24,424	41,483,785
Finning International, Inc.	165,226	10,191,433
First Capital Real Estate Investment Trust	158,087	2,335,820
First Majestic Silver Corp. (a)	552,023	11,795,583
FirstService Corp. (a)	46,772	6,485,842
Fortis, Inc. (a)	591,089	32,871,927
Franco-Nevada Corp.	228,137	56,308,831
G Mining Ventures Corp. (b)	193,000	6,751,646
George Weston Ltd.	256,366	18,054,280
Gibson Energy, Inc. (a)	204,300	4,344,971
Gildan Activewear, Inc.	275,005	15,266,123
Global Atomic Corp. (a) (b)	177,273	101,622
GoGold Resources, Inc. (b)	118,661	226,175
Granite Real Estate Investment Trust	31,036	1,819,172
Great-West Lifeco, Inc.	360,186	16,814,960
H&R Real Estate Investment Trust	158,087	1,106,739
Hudbay Minerals, Inc. (a)	413,906	8,639,663
Hydro One Ltd. (a) (e)	366,326	15,080,383
iA Financial Corp., Inc.	110,801	12,257,145
IGM Financial, Inc. (a)	94,226	4,475,153
Imperial Oil Ltd. (a)	295,521	38,584,702
Intact Financial Corp.	209,927	37,919,385
International Petroleum Corp. (b)	7,323	198,790
K92 Mining, Inc. (a) (b)	227,558	3,849,840
Keyera Corp. (a)	267,433	10,311,755
Kinaxis, Inc. (b)	25,641	2,579,626
Kinross Gold Corp.	1,405,782	42,841,825
Lightspeed Commerce, Inc. (a) (b)	123,695	1,102,623
Linamar Corp. (a)	56,629	3,496,629
Lithium Americas Corp. (a) (b)	269,805	1,069,128
Lithium Argentina AG (a) (b)	84,296	561,752
Loblaw Cos. Ltd.	881,559	40,061,963
Lundin Gold, Inc.	94,400	7,191,189
Magna International, Inc.	398,040	22,158,810
Manulife Financial Corp.	1,968,001	67,576,660
Maple Leaf Foods, Inc. (a)	87,643	1,884,053
MDA Space Ltd. (a) (b)	124,074	3,133,079
Methanex Corp. (a)	101,029	6,000,712
Metro, Inc.	290,741	19,829,263
MTY Food Group, Inc. (a)	196,463	5,418,552
National Bank of Canada (a)	445,597	57,476,920
NexGen Energy Ltd. (a) (b)	491,604	5,685,564
Northland Power, Inc. (a)	213,896	3,577,323
Nutrien Ltd. (a)	656,726	49,416,214
Security Description	Shares	Value
Onex Corp. (a)	95,458	$6,944,141
Open Text Corp. (a)	259,330	5,760,618
OR Royalties, Inc.	177,410	6,733,838
Orla Mining Ltd. (a)	320,100	5,131,050
Pan American Silver Corp.	475,279	25,917,188
Parex Resources, Inc. (a)	433,101	8,484,813
Pembina Pipeline Corp. (a)	683,634	30,504,023
Peyto Exploration & Development Corp. (a)	157,452	3,066,565
Pizza Pizza Royalty Corp. (a)	321,220	3,475,635
Power Corp. of Canada (a)	754,477	36,206,030
PrairieSky Royalty Ltd. (a)	243,820	5,625,742
Precision Drilling Corp. (b)	36,606	3,590,958
Premium Brands Holdings Corp. (a)	33,080	1,946,803
Primaris Real Estate Investment Trust	39,381	486,777
Quebecor, Inc. Class B (a)	196,047	8,298,159
Restaurant Brands International, Inc. (a)	380,390	28,058,720
RioCan Real Estate Investment Trust	186,083	2,532,132
Rogers Communications, Inc. Class B (a)	447,417	17,152,241
Royal Bank of Canada	1,665,078	268,311,949
Russel Metals, Inc.	70,083	2,410,508
Saputo, Inc.	311,651	9,705,387
Shopify, Inc. Class A (b)	1,440,797	170,411,632
Skeena Resources Ltd. (b)	144,500	4,289,803
SmartCentres Real Estate Investment Trust	79,410	1,515,877
SNDL, Inc. (a) (b)	299,087	394,795
South Bow Corp. (a)	249,734	8,281,817
SSR Mining, Inc. (a) (b)	110,603	3,238,321
Stantec, Inc.	128,119	11,040,515
Stella-Jones, Inc. (a)	70,459	4,712,581
Sun Life Financial, Inc.	668,604	41,753,315
Suncor Energy, Inc.	1,408,703	92,877,190
Tamarack Valley Energy Ltd. (a)	578,400	4,766,293
TC Energy Corp. (a)	1,248,884	77,955,133
Teck Resources Ltd. Class B	626,194	32,351,824
TELUS Corp.	682,685	8,746,665
TFI International, Inc. (a)	106,865	11,595,069
Thomson Reuters Corp. (a)	160,253	14,418,234
Tilray Brands, Inc. (a) (b) (d)	10,562	68,336
Tilray Brands, Inc. (a) (b) (d)	46,714	300,258
TMC the metals Co., Inc. (a) (b)	358,575	1,674,545
TMX Group Ltd.	343,012	12,124,812
Torex Gold Resources, Inc. (a)	100,969	4,619,591
Toromont Industries Ltd. (a)	93,259	13,015,028
Toronto-Dominion Bank	1,999,726	186,166,316
Tourmaline Oil Corp.	405,346	19,338,567
TransAlta Corp. (a)	328,839	4,309,745
Vermilion Energy, Inc. (a)	132,276	1,817,012
See accompanying notes to financial statements.
12

STATE STREET SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Victoria Gold Corp./Vancouver (a) (b)	6,345	$2,182
Well Health Technologies Corp. (a) (b)	52,179	143,576
Wesdome Gold Mines Ltd. (a) (b)	141,236	2,513,921
West Fraser Timber Co. Ltd. (a)	68,386	4,452,404
Whitecap Resources, Inc. (a)	1,464,742	16,478,413
WSP Global, Inc.	153,732	23,849,363
Xenon Pharmaceuticals, Inc. (b)	149,164	8,673,887
		3,722,916,186
CHILE — 0.1%
Antofagasta PLC	431,606	18,935,904
Lundin Mining Corp.	935,904	23,264,311
		42,200,215
CHINA — 0.4%
BOC Aviation Ltd. (a) (e)	574,600	5,661,571
BOC Hong Kong Holdings Ltd.	4,281,500	23,372,899
BOE Varitronix Ltd.	361,000	182,337
Budweiser Brewing Co. APAC Ltd. (a) (e)	1,534,700	1,409,382
China Ruyi Holdings Ltd. (a) (b)	3,056,400	596,451
China Tobacco International HK Co. Ltd.	288,000	1,241,601
China Traditional Chinese Medicine Holdings Co. Ltd. (a)	3,296,000	744,103
Chow Tai Fook Jewellery Group Ltd. (a)	1,473,600	2,044,944
Fosun International Ltd. (a)	2,769,500	1,462,428
Gemdale Properties & Investment Corp. Ltd. (a) (b)	11,138,000	203,150
HUTCHMED China Ltd. ADR (a) (b)	70,135	1,049,219
Inspur Digital Enterprise Technology Ltd. (a)	746,000	207,428
KLN Logistics Group Ltd.	752,000	632,086
Nexteer Automotive Group Ltd.	320,000	205,301
Prosus NV	1,570,943	70,555,370
S-Enjoy Service Group Co. Ltd. (b)	282,000	100,712
Shangri-La Asia Ltd.	514,000	288,462
Towngas Smart Energy Co. Ltd. (a)	1,997,259	858,494
VSTECS Holdings Ltd.	882,000	957,350
Wharf Holdings Ltd. (a)	1,471,000	4,060,157
Wilmar International Ltd.	3,889,000	11,605,356
Youzan Technology Ltd. (a) (b)	8,168,000	120,850
Zhongyu Energy Holdings Ltd. (a)	277,000	95,040
		127,654,691
COLOMBIA — 0.0% *
Aris Mining Corp. (a) (b)	244,900	4,532,813
Security Description	Shares	Value
CONGO — 0.0% *
Ivanhoe Mines Ltd. Class A (a) (b)	1,332,101	$11,349,418
DENMARK — 1.3%
AL Sydbank	40,000	3,173,282
ALK-Abello AS	205,378	6,403,218
Ambu AS Class B	406,381	4,286,006
Ascendis Pharma AS ADR (b)	60,527	13,844,341
Bavarian Nordic AS (b)	78,833	2,346,611
Better Collective AS (a) (b)	39,307	567,762
Carlsberg AS Class B	124,363	15,402,036
cBrain AS	47,718	484,876
Chemometec AS	14,419	668,769
Coloplast AS Class B	103,085	6,936,549
D/S Norden AS	125,271	5,674,996
Danske Bank AS	904,345	43,548,115
Demant AS (b)	108,570	3,246,018
DSV AS	235,816	55,668,778
FLSmidth & Co. AS	218,553	16,283,469
Genmab AS (b)	64,252	16,970,993
GN Store Nord AS (b)	170,950	2,658,326
Green Hydrogen Systems AS (b)	145,415	9,215
H&H International AS Class B (b)	109,036	1,383,671
ISS AS	212,717	7,694,731
Jyske Bank AS	56,471	7,658,162
Netcompany Group AS (b) (e)	23,622	1,422,696
NKT AS (b)	80,082	10,267,398
Novo Nordisk AS Class B	3,717,415	132,351,300
Novonesis Novozymes B Class B	437,535	25,805,214
Orsted AS (b) (e)	755,797	18,179,963
Pandora AS	147,610	10,326,373
Ringkjoebing Landbobank AS	31,484	7,471,224
Royal Unibrew AS	48,300	3,906,212
Tryg AS	467,641	11,111,647
Vestas Wind Systems AS	1,254,490	36,781,274
Zealand Pharma AS (b)	116,178	5,284,564
		477,817,789
FINLAND — 1.0%
Amer Sports, Inc. (b)	176,745	5,818,445
Elisa OYJ (a)	180,835	8,734,370
Fortum OYJ (a)	534,156	13,466,143
Hiab OYJ	78,111	3,639,579
Huhtamaki OYJ	110,460	3,555,979
Kalmar OYJ Class B (b)	78,111	3,902,378
Kemira OYJ (a)	117,210	2,538,928
Kesko OYJ Class B (a)	356,709	7,841,881
Kone OYJ Class B	456,291	28,799,950
Konecranes OYJ (a)	239,844	7,721,169
Mandatum OYJ (a)	523,808	4,153,504
Metsa Board OYJ Class B (a) (b)	228,115	794,810
Metso OYJ	1,020,145	17,325,557
Neste OYJ	451,365	14,535,752
See accompanying notes to financial statements.
13

STATE STREET SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Nokia OYJ (a)	7,234,642	$56,649,780
Nokian Renkaat OYJ (a)	132,267	1,385,298
Nordea Bank Abp (a) (d)	4,042,613	68,344,083
Nordea Bank Abp (a) (d)	53,956	912,317
Orion OYJ Class B	118,673	9,530,430
Outokumpu OYJ (a)	716,889	3,832,637
QT Group OYJ (a) (b)	37,323	814,487
Sampo OYJ Class A	2,618,784	27,765,770
Stora Enso OYJ Class R (a)	668,663	7,754,412
Tokmanni Group Corp. (a)	138,248	1,139,715
UPM-Kymmene OYJ (a)	613,016	18,929,294
Valmet OYJ (a)	204,624	5,745,660
Wartsila OYJ Abp	534,165	19,516,390
YIT OYJ (a) (b)	148,519	444,237
		345,592,955
FRANCE — 6.4%
Abivax SA (a) (b)	60,296	6,502,677
Accor SA	420,442	19,677,677
Aeroports de Paris SA (a)	38,872	4,684,857
Air France-KLM (b)	300,747	2,965,524
Air Liquide SA	679,243	139,244,404
Airbus SE (a)	742,801	137,638,632
Alstom SA (b)	613,321	17,143,774
Alten SA	32,905	1,986,648
Amundi SA (e)	99,791	8,433,722
Arkema SA	48,848	3,281,279
AXA SA	2,085,327	94,282,475
Ayvens SA (e)	410,932	4,744,227
BioMerieux	48,655	5,146,334
BNP Paribas SA	1,223,978	114,217,545
Bollore SE (a)	641,374	3,619,578
Bouygues SA	311,818	17,751,859
Bureau Veritas SA	412,859	12,225,389
Capgemini SE	186,140	21,554,283
Carrefour SA	823,451	15,090,348
Christian Dior SE	2,010	1,021,322
Cie de Saint-Gobain SA	587,460	47,421,604
Cie Generale des Etablissements Michelin SCA (a)	879,099	29,566,485
Covivio SA REIT	96,293	5,686,125
Credit Agricole SA	1,666,104	30,580,578
Danone SA	768,832	61,158,953
Dassault Aviation SA	24,511	9,014,709
Dassault Systemes SE	768,734	15,296,647
Edenred SE (a)	401,934	7,900,627
Eiffage SA	62,305	9,414,971
Elior Group SA (a) (e)	140,674	395,486
Elis SA (a)	228,732	6,398,872
Engie SA	2,155,103	68,806,959
EssilorLuxottica SA	344,909	78,844,972
Eurazeo SE	60,663	2,823,794
Euroapi SA (a) (b)	56,720	85,416
Eutelsat Communications SACA (a) (b)	198,636	468,036
FDJ UNITED (a)	132,129	3,833,378
Security Description	Shares	Value
Fnac Darty SA	41,624	$1,690,561
Forvia SE (b) (d)	149,455	1,667,949
Forvia SE (a) (b) (d)	20,854	231,774
Gaztransport Et Technigaz SA	44,224	10,354,033
Gecina SA REIT	48,871	3,817,761
Getlink SE	483,590	10,347,061
Hermes International SCA	40,709	75,469,989
ICADE REIT (a)	54,710	1,220,394
Imerys SA	46,540	1,147,540
Ipsen SA	40,948	7,567,717
Kering SA	87,709	25,931,559
Klepierre SA REIT	225,661	8,429,413
Legrand SA	322,046	48,868,780
L'Oreal SA	274,469	110,479,540
Louis Hachette Group	1,304,403	2,343,824
LVMH Moet Hennessy Louis Vuitton SE	298,360	159,200,046
Nanobiotix SA (b)	100,898	3,005,183
Nexans SA	116,570	15,432,441
Opmobility	85,618	1,477,763
Orange SA	2,173,799	44,269,704
Pernod Ricard SA (a)	248,909	18,417,841
Publicis Groupe SA	270,879	22,109,642
Renault SA	285,257	9,538,093
Rexel SA	350,384	13,435,548
Rubis SCA	123,616	4,908,149
Safran SA	405,312	130,479,918
Sartorius Stedim Biotech	29,229	5,597,225
SCOR SE	217,761	7,667,632
SEB SA	32,934	1,662,059
Societe BIC SA	31,180	1,929,204
Societe Generale SA	876,927	62,402,004
Sodexo SA (a)	118,670	6,029,862
SOITEC (b)	23,543	1,400,799
SPIE SA	163,144	8,052,827
Technip Energies NV	163,591	6,894,947
Teleperformance SE (a)	69,946	4,052,154
Television Francaise 1 SA (a)	140,061	1,119,158
Thales SA	118,730	34,487,453
TotalEnergies SE	2,418,725	225,484,402
Ubisoft Entertainment SA (a) (b)	185,736	820,709
Unibail-Rodamco-Westfield REIT (b)	180,757	19,764,651
Valeo SE	453,834	5,401,634
Vallourec SACA	15,345	384,551
Valneva SE (a) (b)	166,084	539,641
Veolia Environnement SA	947,442	35,653,045
Vinci SA	612,361	90,558,914
Viridien (b)	8,132	1,263,971
Vivendi SE (b)	1,304,403	2,667,706
Wendel SE	33,170	2,940,911
Worldline SA (a) (b) (e)	2,034,116	600,927
		2,268,128,775
GERMANY — 6.5%
1&1 AG	48,829	1,327,754
See accompanying notes to financial statements.
14

STATE STREET SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
adidas AG	203,279	$32,005,894
AIXTRON SE	153,592	5,786,876
Allianz SE	452,032	187,134,649
Aroundtown SA (b)	1,249,624	3,271,263
Aumovio SE (b)	61,945	2,385,286
Aurubis AG	33,155	5,730,178
Auto1 Group SE (b)	187,332	3,233,342
BASF SE	1,043,673	63,012,041
Bayer AG	1,143,813	51,905,537
Bayerische Motoren Werke AG	374,981	33,700,138
Bayerische Motoren Werke AG Preference Shares	48,846	4,381,426
Bechtle AG	93,480	3,140,755
Beiersdorf AG	122,698	10,826,315
Bilfinger SE	147,445	16,648,838
BioNTech SE ADR (b)	96,445	8,572,051
Birkenstock Holding PLC (a) (b)	78,660	2,818,388
Brenntag SE	186,001	12,275,695
CANCOM SE	62,726	1,745,390
Carl Zeiss Meditec AG	40,982	1,142,711
Ceconomy AG (b)	193,861	951,542
Commerzbank AG	1,275,595	45,253,305
Continental AG	124,210	8,529,639
CTS Eventim AG & Co. KGaA	54,567	3,122,228
Daimler Truck Holding AG	641,130	30,634,299
Deutsche Bank AG	2,413,420	69,838,339
Deutsche Boerse AG	211,321	61,138,838
Deutsche Lufthansa AG	810,971	6,723,947
Deutsche Pfandbriefbank AG (e)	243,894	830,117
Deutsche Post AG	1,103,466	56,895,747
Deutsche Telekom AG	4,134,546	152,204,152
Deutz AG	140,755	1,368,781
Dr. Ing hc F Porsche AG Preference Shares	124,358	5,549,438
Duerr AG	54,600	1,180,194
DWS Group GmbH & Co. KGaA (e)	39,125	2,450,088
E.ON SE	2,554,648	55,808,097
Evonik Industries AG	142,139	2,743,190
Evotec SE (a) (b)	139,860	691,319
Fielmann Group AG	31,056	1,558,337
flatexDEGIRO SE	102,352	3,467,141
Fraport AG Frankfurt Airport Services Worldwide (b)	62,236	5,320,757
Freenet AG	155,379	4,729,911
Fresenius Medical Care AG	256,852	11,414,592
Fresenius SE & Co. KGaA	483,171	24,673,367
FUCHS SE	63,838	2,180,880
FUCHS SE Preference Shares	79,986	3,336,187
GEA Group AG	210,148	14,818,508
Gerresheimer AG	48,761	1,102,299
Grand City Properties SA	141,815	1,472,227
Grenke AG	31,058	449,460
Hamborner REIT AG	601,266	3,055,154
Hannover Rueck SE	70,147	21,644,496
Security Description	Shares	Value
Hapag-Lloyd AG (e)	21,823	$3,034,936
Heidelberg Materials AG	170,440	35,024,541
HelloFresh SE (b)	257,591	1,150,976
Henkel AG & Co. KGaA	119,377	8,500,353
Henkel AG & Co. KGaA Preference Shares	158,897	12,138,277
Hensoldt AG	91,604	7,979,286
HOCHTIEF AG	17,648	7,783,864
HUGO BOSS AG	77,841	3,294,254
Hypoport SE (a) (b)	5,915	483,202
Immatics NV (a) (b)	192,516	1,894,357
Infineon Technologies AG	1,558,485	68,236,074
Jenoptik AG	60,495	1,965,606
Jumia Technologies AG ADR (b)	237,049	1,635,638
Jungheinrich AG Preference Shares	54,567	1,629,645
K&S AG	251,368	4,720,907
KION Group AG	100,300	5,138,049
Knorr-Bremse AG	76,734	8,589,313
Krones AG	17,575	2,332,790
Lanxess AG	108,942	2,341,003
LEG Immobilien SE	77,862	5,032,876
Mercedes-Benz Group AG	918,816	55,463,179
Merck KGaA	168,937	20,944,252
MTU Aero Engines AG	62,192	22,213,860
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	158,545	98,535,177
Nemetschek SE	62,161	4,562,315
Nordex SE (b)	118,487	6,217,153
Norma Group Se (b)	56,595	1,083,769
Patrizia SE	91,779	733,889
Pfeiffer Vacuum Technology AG	7,702	1,464,250
Porsche Automobil Holding SE Preference Shares	209,175	7,485,814
Puma SE	109,363	2,735,634
Rational AG	7,589	5,438,796
RENK Group AG	108,717	6,343,354
Rheinmetall AG	54,974	91,496,123
RWE AG	801,174	53,245,132
Salzgitter AG	118,815	4,996,800
SAP SE	1,202,319	203,502,297
Sartorius AG Preference Shares	47,028	11,481,940
Schaeffler AG	194,913	1,584,403
Scout24 SE (e)	72,207	5,490,995
Siemens AG	883,354	209,361,529
Siemens Energy AG	858,741	140,748,017
Siemens Healthineers AG (e)	318,875	13,336,900
Siltronic AG	23,381	1,406,246
Sixt SE	13,950	1,032,702
Sixt SE Preference Shares	17,652	1,100,320
Softwareone Holding AG	12,725	109,733
Stabilus SE	25,500	463,634
Stroeer SE & Co. KGaA	47,162	1,654,654
See accompanying notes to financial statements.
15

STATE STREET SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Suedzucker AG	79,888	$1,196,610
Symrise AG	147,612	12,456,551
TAG Immobilien AG	203,402	3,149,795
Talanx AG	76,263	9,279,095
TeamViewer SE (b) (e)	115,327	578,558
thyssenkrupp AG	721,489	6,156,604
Tkms AG& Co. KGaA (b)	36,378	3,294,497
TUI AG	737,392	5,617,707
United Internet AG	72,206	2,289,547
Volkswagen AG	36,964	3,767,078
Volkswagen AG Preference Shares	211,440	21,048,866
Vonovia SE	971,382	24,130,517
Wacker Chemie AG	23,278	2,255,638
Zalando SE (b) (e)	233,338	5,524,909
		2,314,065,889
GHANA — 0.0% *
Tullow Oil PLC (a) (b)	2,142,822	364,520
GUATEMALA — 0.0% *
Millicom International Cellular SA	101,957	7,640,658
HONG KONG — 1.5%
AIA Group Ltd.	13,778,800	149,120,071
ASMPT Ltd.	234,800	2,973,858
Bank of East Asia Ltd.	1,634,925	2,725,501
Cafe de Coral Holdings Ltd.	140,000	76,069
Cathay Pacific Airways Ltd.	1,655,000	2,368,447
Champion REIT (a)	1,702,000	490,615
Chow Sang Sang Holdings International Ltd.	508,000	879,258
CK Asset Holdings Ltd.	2,733,031	15,498,400
CK Infrastructure Holdings Ltd.	287,500	2,293,707
CLP Holdings Ltd.	2,457,000	23,033,787
CTF Services Ltd.	1,971,200	1,976,178
Dah Sing Banking Group Ltd.	658,125	1,019,900
Dah Sing Financial Holdings Ltd.	46,885	240,877
DFI Retail Group Holdings Ltd.	734,100	3,068,538
Fortune Real Estate Investment Trust	1,781,000	1,060,849
Futu Holdings Ltd. ADR (b)	80,145	10,960,630
Hang Lung Group Ltd.	1,790,000	3,404,110
Hang Lung Properties Ltd.	2,182,516	2,430,214
Henderson Land Development Co. Ltd. (a)	1,677,869	6,189,124
HK Electric Investments & HK Electric Investments Ltd. Stapled Security (a)	3,569,000	2,940,708
HKT Trust & HKT Ltd. Stapled Security	5,768,900	8,991,602
Hong Kong & China Gas Co. Ltd.	9,322,625	8,442,468
Hong Kong Exchanges & Clearing Ltd.	1,504,439	74,567,612
Hong Kong Technology Venture Co. Ltd.	841,642	139,554
Security Description	Shares	Value
Hongkong Land Holdings Ltd.	2,421,800	$18,817,386
Hysan Development Co. Ltd.	377,841	903,614
Johnson Electric Holdings Ltd.	112,537	334,445
Kerry Properties Ltd.	764,500	2,129,624
Link REIT	3,698,120	16,990,164
LK Technology Holdings Ltd. (a)	92,500	30,675
Long Well International Holdings Ltd. (b) (c)	3,424,000	—
Luk Fook Holdings International Ltd.	132,000	391,276
Man Wah Holdings Ltd. (a)	834,000	458,476
Melco International Development Ltd. (a) (b)	229,000	105,735
Melco Resorts & Entertainment Ltd. ADR (b)	250,990	1,425,623
Modern Dental Group Ltd.	753,966	589,502
MTR Corp. Ltd. (a)	2,554,888	10,421,331
New World Development Co. Ltd. (a) (b)	631,129	650,433
Pacific Basin Shipping Ltd.	9,684,000	3,532,594
Pacific Textiles Holdings Ltd.	1,761,000	242,581
PAX Global Technology Ltd.	1,661,000	910,984
PCCW Ltd.	1,977,875	1,463,186
Power Assets Holdings Ltd.	1,515,500	11,800,882
Prudential PLC	3,016,801	41,294,270
Realord Group Holdings Ltd. (a) (b)	550,000	886,712
Sino Land Co. Ltd.	11,896,132	17,434,065
Sun Hung Kai Properties Ltd. (a)	1,830,009	30,157,032
Sunlight Real Estate Investment Trust	1,542,000	444,494
Swire Pacific Ltd. Class A	399,000	4,343,595
Swire Pacific Ltd. Class B	892,500	1,457,106
Swire Properties Ltd.	1,537,400	4,459,131
Techtronic Industries Co. Ltd.	1,622,000	21,122,701
Value Partners Group Ltd.	402,000	101,010
Vitasoy International Holdings Ltd. (a)	230,000	182,763
VTech Holdings Ltd.	198,900	1,499,323
Wharf Real Estate Investment Co. Ltd.	1,349,000	3,892,041
Yue Yuen Industrial Holdings Ltd. (a)	921,500	1,790,062
Yuexiu Real Estate Investment Trust (a)	421,000	41,347
Zijin Gold International Co. Ltd. (b)	217,400	4,827,599
		530,023,839
INDONESIA — 0.1%
First Pacific Co. Ltd.	3,780,000	2,642,075
Jardine Matheson Holdings Ltd.	245,405	17,460,566
		20,102,641
See accompanying notes to financial statements.
16

STATE STREET SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
IRELAND — 0.3%
AerCap Holdings NV	217,108	$29,782,875
AIB Group PLC	2,707,598	28,124,041
Amarin Corp. PLC ADR (a) (b)	16,660	240,903
Bank of Ireland Group PLC	1,074,477	19,108,719
C&C Group PLC	613,484	906,081
Glanbia PLC	147,632	2,883,221
Greencore Group PLC	507,131	1,621,727
Kerry Group PLC Class A	180,753	14,245,229
Kingspan Group PLC	170,451	14,159,980
		111,072,776
ISRAEL — 1.2%
Airport City Ltd. (b)	72,142	1,216,875
Alony Hetz Properties & Investments Ltd.	155,829	1,665,631
Amot Investments Ltd.	209,498	1,275,898
Ashdod Refinery Ltd. (b)	71,232	2,003,294
Azrieli Group Ltd.	43,347	5,748,025
Bank Hapoalim BM	1,665,298	38,669,723
Bank Leumi Le-Israel BM	1,879,258	41,537,107
Bezeq The Israeli Telecommunication Corp. Ltd.	2,522,527	5,983,762
Big Shopping Centers Ltd.	19,401	4,404,319
Camtek Ltd. (b)	20,984	3,079,647
Cellebrite DI Ltd. (b)	172,104	2,371,593
Check Point Software Technologies Ltd. (b)	149,747	21,391,359
Clal Insurance Enterprises Holdings Ltd.	76,415	5,372,646
Compugen Ltd. (a) (b)	346,540	738,130
CyberArk Software Ltd. (b)	70,243	3,160,935
Delek Group Ltd.	14,076	4,721,868
Elbit Systems Ltd.	29,594	24,715,559
Electra Ltd.	32,048	910,031
Enlight Renewable Energy Ltd. (b)	155,755	10,324,479
First International Bank of Israel Ltd.	60,632	4,652,774
Gav-Yam Lands Corp. Ltd.	101,898	1,156,611
Global-e Online Ltd. (b)	88,493	2,730,009
Harel Insurance Investments & Financial Services Ltd.	131,977	7,277,022
ICL Group Ltd.	1,073,707	5,505,405
Innoviz Technologies Ltd. (a) (b)	1,007,317	637,128
Isracard Ltd.	61,736	271,971
Israel Discount Bank Ltd. Class A	1,345,562	13,415,136
Kornit Digital Ltd. (b)	214,539	3,145,142
Mega Or Holdings Ltd. REIT	27,120	4,299,690
Melisron Ltd.	23,532	3,025,809
Menora Mivtachim Holdings Ltd.	18,886	2,713,722
Migdal Insurance & Financial Holdings Ltd. (b)	563,493	2,944,619
Security Description	Shares	Value
Mivne Real Estate KD Ltd. (b)	673,033	$2,777,394
Mizrahi Tefahot Bank Ltd.	170,205	12,279,556
Nano Dimension Ltd. ADR (a) (b)	340,228	578,388
Nano-X Imaging Ltd. (a) (b)	194,221	440,882
Next Vision Stabilized Systems Ltd.	63,544	6,138,059
Nice Ltd. (b)	76,082	8,358,779
Nova Ltd. (b)	30,647	13,166,320
Oddity Tech Ltd. Class A (a) (b)	52,174	698,088
OPC Energy Ltd. (b)	186,957	6,430,255
Paz Retail & Energy Ltd.	9,683	2,374,213
Phoenix Financial Ltd.	267,840	14,081,216
Plus500 Ltd.	122,629	6,578,394
Radware Ltd. (b)	46,604	1,226,617
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	13,545	1,615,533
Reit 1 Ltd.	1,469,510	10,448,298
Scinai Immunotherapeutics Ltd. ADR (b)	2	1
Shapir Engineering & Industry Ltd. (b)	161,908	1,921,360
Shikun & Binui Ltd. (b)	286,353	1,489,126
Shufersal Ltd.	324,312	4,717,546
Strauss Group Ltd.	420,383	18,399,661
Tel Aviv Stock Exchange Ltd.	73,987	3,247,695
Teva Pharmaceutical Industries Ltd. ADR (b)	1,357,780	40,896,334
Tower Semiconductor Ltd. (b)	124,133	21,178,289
Wix.com Ltd. (a) (b)	57,337	5,164,344
ZIM Integrated Shipping Services Ltd.	180,232	4,749,113
		420,021,380
ITALY — 2.8%
A2A SpA	1,737,255	4,860,042
AMCO - Asset Management Co. SpA Class B (a) (b) (c)	21	—
Amplifon SpA (a)	95,580	1,034,976
Azimut Holding SpA (a)	126,220	4,704,682
Banca Generali SpA	85,627	5,021,764
Banca IFIS SpA (a)	228,048	5,512,639
Banca Mediolanum SpA (a)	290,912	5,792,062
Banca Monte dei Paschi di Siena SpA	2,548,507	21,808,564
Banca Popolare di Sondrio SpA	857,350	15,815,295
Banco BPM SpA (a)	1,894,191	25,884,291
BFF Bank SpA (b) (e)	343,066	569,204
Biesse SpA	13,532	80,452
BPER Banca SpA	1,640,617	21,048,698
Brembo NV (a)	524,123	4,900,603
Brunello Cucinelli SpA (a)	39,270	3,374,513
Coca-Cola HBC AG Class DI	252,877	14,159,082
Davide Campari-Milano NV (a)	612,067	4,323,020
De' Longhi SpA (a)	86,473	2,987,033
See accompanying notes to financial statements.
17

STATE STREET SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
DiaSorin SpA	29,172	$2,016,046
Enav SpA (e)	288,910	1,721,000
Enel SpA	9,205,990	99,441,939
Eni SpA (a)	2,808,471	80,412,608
ERG SpA (a)	62,577	1,583,343
Esprinet SpA (a)	475,710	2,702,197
Ferrari NV (a)	141,881	47,244,352
FinecoBank Banca Fineco SpA	593,574	12,949,947
Generali	1,286,037	51,135,939
Hera SpA	857,320	3,923,557
Immobiliare Grande Distribuzione SIIQ SpA REIT	624,899	2,847,634
Infrastrutture Wireless Italiane SpA (a) (e)	272,547	2,152,666
Interpump Group SpA (a)	233,605	8,720,772
Intesa Sanpaolo SpA	19,585,245	116,463,725
Iren SpA	3,533,671	9,926,305
Italgas SpA	478,539	5,530,267
Iveco Group NV (a)	236,346	5,212,163
Leonardo SpA	557,012	37,249,441
Lottomatica Group SpA	360,075	10,272,388
MFE-MediaForEurope NV Class A	509,549	1,517,072
MFE-MediaForEurope NV Class B (a)	171,431	654,195
Moncler SpA	262,918	15,570,812
Nexi SpA (a) (e)	285,902	1,047,544
Pirelli & C SpA (e)	462,943	3,149,210
Poste Italiane SpA (a) (e)	609,449	14,142,450
PRADA SpA	571,100	2,689,346
Prysmian SpA	343,805	39,129,925
Recordati Industria Chimica e Farmaceutica SpA (a)	186,004	10,509,948
Reply SpA	93,916	8,737,958
Ryanair Holdings PLC ADR (a)	366,385	21,177,053
Saipem SpA (a)	976,234	4,402,532
Salvatore Ferragamo SpA (b)	79,815	634,084
Snam SpA	2,560,133	19,332,890
Technogym SpA (e)	204,851	4,092,748
Technoprobe SpA (b)	217,933	3,585,742
Telecom Italia SpA (b) (d)	17,076,477	11,789,568
Telecom Italia SpA (b) (d)	4,615,201	3,744,678
Terna - Rete Elettrica Nazionale	1,673,473	19,019,521
UniCredit SpA	1,957,646	137,275,780
Unipol Assicurazioni SpA	429,721	9,825,745
Wizz Air Holdings PLC (a) (b) (e)	100,797	1,129,163
Zignago Vetro SpA (a)	465,697	3,734,569
		980,275,742
IVORY COAST — 0.0% *
Endeavour Mining PLC	213,757	12,571,902
JAPAN — 21.2%
77 Bank Ltd.	244,200	4,690,899
ABC-Mart, Inc.	28,500	452,428
Acom Co. Ltd.	772,600	2,234,416
Security Description	Shares	Value
Activia Properties, Inc. REIT	507	$445,525
ADEKA Corp. (a)	92,400	2,096,700
Advance Residence Investment Corp. REIT	3,048	3,096,089
Advanced Media, Inc.	6,800	48,556
Advantest Corp.	940,200	120,147,501
Aeon Co. Ltd.	3,345,355	39,627,390
AEON Financial Service Co. Ltd.	147,000	1,438,214
AEON REIT Investment Corp.	545	427,189
AGC, Inc.	202,200	6,987,841
Aica Kogyo Co. Ltd.	13,300	302,634
Ain Holdings, Inc.	6,000	212,182
Air Water, Inc.	202,200	2,700,194
Aisin Corp.	854,200	11,640,616
Ajinomoto Co., Inc.	1,091,700	30,172,889
Akita Bank Ltd.	16,555	508,856
Alconix Corp.	20,300	336,100
Alfresa Holdings Corp.	204,000	3,241,637
Alps Alpine Co. Ltd. (a)	203,000	2,656,647
ALSOK Co. Ltd.	463,700	3,643,378
Amada Co. Ltd.	571,400	7,761,615
Amano Corp.	23,000	546,194
ANA Holdings, Inc. (a)	113,800	2,005,753
Anritsu Corp.	144,000	2,478,295
Aoyama Trading Co. Ltd.	6,300	31,878
Aozora Bank Ltd. (a)	131,700	2,064,616
Arcs Co. Ltd.	21,600	513,219
ARE Holdings, Inc.	33,200	700,145
As One Corp.	20,000	277,076
Asahi Group Holdings Ltd.	2,240,508	22,321,989
Asahi Intecc Co. Ltd.	260,500	5,465,768
Asahi Kasei Corp.	1,553,950	14,739,522
Asics Corp.	1,029,000	26,881,162
Astellas Pharma, Inc.	2,521,200	39,920,189
Atom Corp. (a) (b)	989,900	3,795,581
Awa Bank Ltd.	2,310	82,619
Azbil Corp.	584,600	4,975,476
Bandai Namco Holdings, Inc.	837,500	20,357,109
Bank of Iwate Ltd.	819,820	8,209,022
BASE, Inc. (a)	504,300	890,743
BayCurrent, Inc. (a)	210,100	5,994,367
Bic Camera, Inc. (a)	170,500	1,849,254
BIPROGY, Inc.	82,700	2,401,622
Blue Zones Holdings Co. Ltd.	135,500	1,615,711
Bridgestone Corp.	1,434,930	29,467,071
Brother Industries Ltd.	203,200	3,668,303
Calbee, Inc. (a)	133,000	2,572,387
Can Do Co. Ltd. (a)	5,300	110,271
Canon Marketing Japan, Inc.	97,800	2,120,875
Canon, Inc. (a)	1,503,816	41,185,029
Capcom Co. Ltd. (a)	545,100	11,471,461
Casio Computer Co. Ltd.	782,300	6,889,197
CCI Group, Inc. (a)	165,550	967,764
Central Japan Railway Co.	1,351,000	34,681,526
Change Holdings, Inc. (a)	51,600	301,641
See accompanying notes to financial statements.
18

STATE STREET SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Chiba Bank Ltd. (a)	761,950	$9,559,697
Chubu Electric Power Co., Inc.	903,265	14,659,817
Chugai Pharmaceutical Co. Ltd.	858,140	46,448,196
Chugin Financial Group, Inc. (a)	202,200	3,518,069
Chugoku Electric Power Co., Inc.	202,700	1,271,191
Citizen Watch Co. Ltd. (a)	205,100	2,146,530
CKD Corp.	56,700	1,521,837
Coca-Cola Bottlers Japan Holdings, Inc.	201,800	4,566,472
Colowide Co. Ltd. (a)	2,400	27,373
Comforia Residential REIT, Inc.	381	259,125
COMSYS Holdings Corp.	118,900	3,722,678
Cosmo Energy Holdings Co. Ltd. (a)	119,000	3,315,155
Cosmos Pharmaceutical Corp.	66,600	2,862,599
Credit Saison Co. Ltd.	161,700	4,077,820
Creek & River Co. Ltd.	9,600	85,084
Cyber Security Cloud, Inc. (a)	31,300	324,628
CyberAgent, Inc.	692,800	5,776,599
Dai Nippon Printing Co. Ltd.	596,200	10,596,238
Daicel Corp.	206,100	1,587,627
Dai-Dan Co. Ltd.	120,000	1,978,503
Daido Steel Co. Ltd.	207,700	2,366,310
Daifuku Co. Ltd.	545,900	18,605,002
Daihen Corp.	26,100	1,832,529
Dai-ichi Life Holdings, Inc.	5,466,200	48,824,377
Daiichi Sankyo Co. Ltd.	2,327,595	40,468,463
Daiichikosho Co. Ltd.	30,000	318,028
Daikin Industries Ltd. (a)	336,610	39,534,590
Daio Paper Corp. (a)	41,700	268,144
Daiseki Co. Ltd.	21,720	526,310
Daishi Hokuetsu Financial Group, Inc.	503,002	5,909,301
Daito Trust Construction Co. Ltd. (a)	440,475	10,183,337
Daiwa House Industry Co. Ltd.	779,800	24,106,207
Daiwa House REIT Investment Corp.	4,742	3,716,936
Daiwa Office Investment Corp. REIT	184	378,779
Daiwa Securities Group, Inc.	3,080,350	28,268,974
Daiwa Securities Living Investments Corp. REIT	570	379,785
Daiwabo Holdings Co. Ltd.	40,000	770,633
DCM Holdings Co. Ltd.	49,200	494,814
DeNA Co. Ltd. (a)	202,800	3,105,291
Denka Co. Ltd. (a)	7,000	155,365
Denso Corp.	2,534,840	31,030,240
Dentsu Group, Inc. (a)	166,400	2,823,016
Dexerials Corp.	161,700	2,149,190
DIC Corp.	36,700	843,392
Digital Garage, Inc.	12,500	153,372
Dip Corp. (a)	32,300	422,099
Disco Corp.	109,500	42,150,858
Security Description	Shares	Value
DMG Mori Co. Ltd.	143,600	$2,135,631
Dowa Holdings Co. Ltd.	75,800	4,161,877
Duskin Co. Ltd.	18,300	484,043
East Japan Railway Co.	1,494,300	34,048,887
Ebara Corp.	604,200	16,156,055
Eisai Co. Ltd.	422,651	12,940,682
Electric Power Development Co. Ltd.	196,200	5,341,267
EM Systems Co. Ltd.	45,000	185,272
en, Inc.	33,700	235,555
ENEOS Holdings, Inc.	3,818,500	33,855,014
eRex Co. Ltd. (a)	212,700	1,292,859
Eternal Hospitality Group Co. Ltd. (a)	34,800	741,543
euglena Co. Ltd. (a)	711,900	1,794,405
EXEO Group, Inc.	255,000	4,277,249
Ezaki Glico Co. Ltd.	48,500	1,792,570
FANUC Corp.	1,327,775	44,250,821
Fast Retailing Co. Ltd.	250,300	96,963,914
Feed One Co. Ltd.	987,380	7,323,580
Ferrotec Corp. (a)	56,100	2,214,520
Financial Partners Group Co. Ltd. (a)	207,200	2,051,292
FINDEX, Inc.	188,900	984,337
Fixstars Corp. (a)	33,900	254,639
Focus Systems Corp. (a)	13,300	131,169
Food & Life Cos. Ltd.	153,200	8,926,796
Foster Electric Co. Ltd. (a)	568,300	10,309,346
FP Corp.	11,600	171,641
Freee KK (a) (b)	19,200	243,183
Fronteo, Inc. (b)	12,000	60,494
Frontier Real Estate Investment Corp. REIT	885	469,508
Fuji Corp.	87,600	2,566,494
Fuji Electric Co. Ltd.	157,900	10,500,861
Fuji Kyuko Co. Ltd.	11,500	175,800
Fuji Oil Co. Ltd.	20,000	451,443
Fuji Seal International, Inc.	17,500	283,802
FUJIFILM Holdings Corp.	1,729,230	32,244,395
Fujikura Ltd.	1,916,400	49,268,188
Fujitsu Ltd.	2,094,010	41,751,208
Fukuoka Financial Group, Inc.	253,234	9,380,275
Fukuyama Transporting Co. Ltd.	9,000	300,396
Funai Soken Holdings, Inc.	82,800	593,845
Furukawa Electric Co. Ltd.	84,155	15,226,612
Fuyo General Lease Co. Ltd. (a)	30,000	802,942
GA Technologies Co. Ltd.	15,300	138,488
Gakujo Co. Ltd. (a)	23,700	238,207
giftee, Inc. (a)	33,500	230,366
Glory Ltd. (a)	15,000	374,788
GLP J-Reit	5,711	4,648,781
GMO internet group, Inc.	26,400	475,678
GMO Payment Gateway, Inc. (a)	31,600	1,629,558
GNI Group Ltd. (a) (b)	85,300	1,576,353
See accompanying notes to financial statements.
19

STATE STREET SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Godo Steel Ltd. (a)	52,000	$1,188,133
Goldwin, Inc.	94,800	1,318,107
GS Yuasa Corp.	74,100	2,457,890
GungHo Online Entertainment, Inc.	8,100	124,181
Gunma Bank Ltd.	575,200	7,457,100
H.U. Group Holdings, Inc.	20,000	401,157
Hachijuni Nagano Bank Ltd.	770,700	9,335,212
Hakuhodo DY Holdings, Inc.	206,600	1,333,699
Hamamatsu Photonics KK	614,600	6,824,382
Hankyu Hanshin Holdings, Inc. (a)	207,700	5,942,865
Hankyu Hanshin REIT, Inc.	5,723	5,244,914
Hanwa Co. Ltd.	93,500	912,726
Harmonic Drive Systems, Inc.	67,500	1,470,158
Haseko Corp.	207,000	3,754,469
Hazama Ando Corp. (a)	162,500	1,993,840
Heiwa Real Estate REIT, Inc.	772	692,951
Hikari Tsushin, Inc.	24,400	6,095,015
Hino Motors Ltd. (b)	203,700	573,622
Hirogin Holdings, Inc.	197,000	2,128,625
Hirose Electric Co. Ltd.	22,240	2,819,667
HIS Co. Ltd.	46,700	305,873
Hisamitsu Pharmaceutical Co., Inc.	23,800	902,841
Hitachi Construction Machinery Co. Ltd.	140,500	4,655,073
Hitachi Ltd.	5,517,775	154,826,498
Hokkaido Electric Power Co., Inc. (a)	258,900	1,718,514
Hokuhoku Financial Group, Inc. (a)	192,700	7,070,148
Hokuriku Electric Power Co. (a)	204,600	1,372,874
Honda Motor Co. Ltd.	4,871,225	38,503,774
Horiba Ltd.	47,800	5,367,698
Hoshino Resorts REIT, Inc.	196	298,146
Hoshizaki Corp.	86,100	2,734,158
House Foods Group, Inc.	12,000	229,983
Hoya Corp.	452,106	75,450,464
Hulic Co. Ltd.	722,200	8,305,141
Hulic Reit, Inc.	1,701	1,719,283
Hyakugo Bank Ltd. (a)	202,550	1,914,861
Ibiden Co. Ltd. (a)	334,500	15,500,245
Ichigo Office REIT Investment Corp.	15,561	8,998,755
Idemitsu Kosan Co. Ltd.	1,416,470	13,724,863
IHI Corp.	1,290,200	25,448,787
Iida Group Holdings Co. Ltd.	188,600	2,835,698
Iino Kaiun Kaisha Ltd. (a)	158,000	1,739,003
Inaba Denki Sangyo Co. Ltd.	75,800	1,238,796
Industrial & Infrastructure Fund Investment Corp. REIT	5,518	4,883,616
Infomart Corp. (a)	1,549,600	4,529,285
INFRONEER Holdings, Inc. (a)	135,812	1,841,815
Inpex Corp.	1,091,300	32,089,392
Intage Holdings, Inc. (a)	522,100	5,519,971
Internet Initiative Japan, Inc.	170,200	2,618,420
Security Description	Shares	Value
Invincible Investment Corp. REIT	7,555	$2,806,591
Iriso Electronics Co. Ltd.	4,400	88,365
Isetan Mitsukoshi Holdings Ltd. (a)	572,700	10,272,170
Istyle, Inc. (a)	1,005,000	2,659,532
Isuzu Motors Ltd.	965,800	13,483,197
ITmedia, Inc. (a)	9,100	91,521
Ito En Ltd.	8,200	153,418
ITOCHU Corp.	8,515,350	105,685,829
Itoham Yonekyu Holdings, Inc.	29,100	1,049,934
Iwatani Corp.	210,400	2,651,656
Iyogin Holdings, Inc. (a)	337,900	6,011,855
Izumi Co. Ltd.	18,300	119,285
J Front Retailing Co. Ltd.	202,600	3,074,212
Jade Group, Inc.	90,600	838,857
JAFCO Group Co. Ltd.	41,100	583,858
Japan Airlines Co. Ltd.	144,100	2,318,335
Japan Airport Terminal Co. Ltd. (a)	63,900	2,071,358
Japan Elevator Service Holdings Co. Ltd.	102,400	1,044,340
Japan Excellent, Inc. REIT	2,028	1,812,695
Japan Exchange Group, Inc.	1,555,200	17,659,619
Japan Hotel REIT Investment Corp.	5,712	2,682,044
Japan Logistics Fund, Inc. REIT	111	66,562
Japan Metropolitan Fund Invest REIT	8,010	5,588,723
Japan Petroleum Exploration Co. Ltd. (a)	703,100	11,526,085
Japan Post Bank Co. Ltd.	2,224,000	35,193,413
Japan Post Holdings Co. Ltd.	2,392,900	26,908,656
Japan Post Insurance Co. Ltd.	638,100	6,317,226
Japan Prime Realty Investment Corp. REIT	5,776	3,514,469
Japan Real Estate Investment Corp. REIT (a)	8,545	6,257,417
Japan Steel Works Ltd.	78,700	4,141,038
Japan Tobacco, Inc.	1,402,300	53,063,335
JCR Pharmaceuticals Co. Ltd.	24,400	87,115
Jeol Ltd. (a)	15,300	550,008
JFE Holdings, Inc. (a)	778,310	8,881,902
JGC Holdings Corp.	203,900	2,911,942
JMDC, Inc. (a) (b)	24,400	496,926
JTEKT Corp.	204,900	2,106,443
Juroku Financial Group, Inc.	105,000	1,172,167
Justsystems Corp.	13,100	287,378
JX Advanced Metals Corp.	802,600	16,708,852
Kadokawa Corp. (a)	184,200	4,396,300
Kagome Co. Ltd.	11,700	206,436
Kajima Corp.	634,537	23,560,312
Kakaku.com, Inc. (a)	206,300	2,688,812
Kaken Pharmaceutical Co. Ltd. (a)	36,900	960,249
Kamigumi Co. Ltd.	88,400	3,029,460
See accompanying notes to financial statements.
20

STATE STREET SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Kanadevia Corp.	134,100	$848,820
Kandenko Co. Ltd.	168,200	6,197,677
Kaneka Corp.	78,600	2,369,018
Kanematsu Corp.	140,000	1,940,851
Kansai Electric Power Co., Inc.	1,368,300	22,228,747
Kansai Paint Co. Ltd. (a)	206,300	3,038,934
Kao Corp.	745,700	28,958,040
Katitas Co. Ltd.	20,300	398,114
Kawasaki Heavy Industries Ltd.	1,043,500	19,001,945
Kawasaki Kisen Kaisha Ltd. (a)	795,000	13,187,535
KDDI Corp.	3,248,200	55,606,718
KDX Realty Investment Corp. REIT	6,555	6,617,217
Keihan Holdings Co. Ltd.	119,300	2,422,145
Keikyu Corp. (a)	208,000	1,993,840
Keio Corp.	419,000	2,031,395
Keisei Electric Railway Co. Ltd.	687,200	5,075,492
Kewpie Corp.	135,000	3,420,611
Key Coffee, Inc. (a)	16,100	200,074
Keyence Corp.	236,800	81,657,225
Kikkoman Corp. (a)	1,067,800	9,631,611
Kinden Corp.	160,800	7,046,939
Kintetsu Group Holdings Co. Ltd. (a)	227,210	4,598,757
Kioxia Holdings Corp. (b)	220,600	26,457,024
Kirin Holdings Co. Ltd.	981,000	15,569,960
Kiyo Bank Ltd.	111,000	2,668,772
KNT-CT Holdings Co. Ltd. (a) (b)	71,300	749,347
Kobayashi Pharmaceutical Co. Ltd.	14,300	529,700
Kobe Bussan Co. Ltd.	127,000	2,757,295
Kobe Steel Ltd.	571,399	6,788,259
Koei Tecmo Holdings Co. Ltd. (a)	42,120	425,860
Koito Manufacturing Co. Ltd. (a)	176,500	2,705,912
Kokusai Electric Corp.	171,300	5,396,666
Kokuyo Co. Ltd.	805,200	4,342,077
Komatsu Ltd.	1,402,220	52,998,610
Konami Group Corp.	110,900	13,478,229
Konica Minolta, Inc.	1,354,575	4,369,652
Kosaido Holdings Co. Ltd. (a)	650,000	1,989,754
Kose Holdings Corp. (a)	10,300	380,302
Kotobuki Spirits Co. Ltd. (a)	48,000	552,291
Kraftia Corp.	70,100	4,118,579
K's Holdings Corp.	202,600	2,131,191
Kubota Corp.	1,571,450	24,269,612
Kuraray Co. Ltd.	571,000	5,920,325
Kureha Corp. (a)	24,000	595,135
Kurita Water Industries Ltd.	174,310	8,029,063
Kusuri No. Aoki Holdings Co. Ltd.	21,000	510,711
Kyocera Corp.	1,662,400	24,848,747
Kyoritsu Maintenance Co. Ltd. (a)	2,400	36,711
Kyoto Financial Group, Inc.	345,600	8,821,935
Security Description	Shares	Value
Kyowa Kirin Co. Ltd.	204,100	$3,307,372
Kyushu Electric Power Co., Inc.	573,500	6,517,619
Kyushu Financial Group, Inc.	502,500	3,559,730
Kyushu Railway Co.	107,900	2,552,189
LaSalle Logiport REIT	298	277,789
Lasertec Corp.	97,300	20,396,977
Lifenet Insurance Co. (a) (b)	135,000	1,706,487
LIKE, Inc.	6,200	60,445
Lion Corp.	202,400	2,117,637
Lixil Corp. (a)	204,200	2,081,277
LY Corp.	5,312,200	12,778,798
M3, Inc. (a)	712,800	7,193,415
Mabuchi Motor Co. Ltd.	171,600	1,688,603
Macnica Holdings, Inc. (a)	156,900	2,278,694
Makita Corp.	302,900	9,666,373
Mani, Inc.	21,000	198,529
Marubeni Corp.	1,978,750	69,876,281
Marui Group Co. Ltd. (a)	204,500	3,923,150
Maruichi Steel Tube Ltd.	196,500	1,755,766
Maruwa Co. Ltd.	11,200	3,717,141
MatsukiyoCocokara & Co.	561,180	8,910,307
Matsuya Co. Ltd. (a)	776,200	8,826,110
Mazda Motor Corp. (a)	778,800	5,086,261
McDonald's Holdings Co. Japan Ltd.	61,600	3,198,290
Mebuki Financial Group, Inc.	980,000	7,348,922
Medipal Holdings Corp.	780,599	14,415,739
Medley, Inc. (a) (b)	61,500	734,490
Meidensha Corp.	49,400	2,328,870
MEIJI Holdings Co. Ltd.	306,700	7,439,533
Meiko Electronics Co. Ltd.	24,000	3,641,712
Meiko Network Japan Co. Ltd. (a)	776,100	3,444,130
MEITEC Group Holdings, Inc.	31,500	647,266
Menicon Co. Ltd. (a)	20,200	216,234
Mercari, Inc. (b)	74,200	1,712,164
Metaplanet, Inc. (a) (b)	1,321,700	2,442,516
Micronics Japan Co. Ltd.	66,600	3,868,150
Milbon Co. Ltd.	22,600	383,272
Minebea Mitsumi, Inc.	572,700	9,125,618
Mirait One Corp.	39,700	890,873
MISUMI Group, Inc.	233,100	3,846,905
Mitsubishi Chemical Group Corp.	1,760,700	9,949,521
Mitsubishi Corp.	4,800,314	160,432,897
Mitsubishi Electric Corp.	2,955,050	92,650,634
Mitsubishi Estate Co. Ltd.	1,557,425	42,300,795
Mitsubishi Estate Logistics REIT Investment Corp.	417	325,810
Mitsubishi Gas Chemical Co., Inc.	204,100	4,612,103
Mitsubishi HC Capital, Inc.	1,389,700	12,238,165
Mitsubishi Heavy Industries Ltd.	4,038,600	107,203,519
Mitsubishi Logistics Corp.	327,500	2,719,388
Mitsubishi Materials Corp.	154,200	4,667,000
See accompanying notes to financial statements.
21

STATE STREET SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Mitsubishi Motors Corp. (a)	986,700	$1,905,300
Mitsubishi UFJ Financial Group, Inc.	14,661,624	239,614,196
Mitsui & Co. Ltd.	3,675,052	137,655,634
Mitsui Chemicals, Inc. (a)	334,420	3,906,717
Mitsui E&S Co. Ltd.	157,600	5,524,767
Mitsui Fudosan Accommodations Fund, Inc. REIT	2,595	2,175,957
Mitsui Fudosan Co. Ltd.	3,198,600	33,284,822
Mitsui Fudosan Logistics Park, Inc. REIT	3,406	2,410,683
Mitsui High-Tec, Inc.	127,500	472,044
Mitsui Kinzoku Co. Ltd.	82,100	14,470,325
Mitsui OSK Lines Ltd. (a)	390,965	15,963,974
Mitsui-Soko Holdings Co. Ltd. (a)	60,000	1,506,317
Miura Co. Ltd.	141,100	2,754,772
MIXI, Inc.	2,100	33,462
Mizuho Financial Group, Inc.	2,976,470	113,883,795
Mochida Pharmaceutical Co. Ltd.	12,000	260,984
Modec, Inc.	78,500	7,238,639
Monex Group, Inc.	72,300	304,488
Money Forward, Inc. (a) (b)	31,200	680,913
MonotaRO Co. Ltd.	176,000	1,886,228
Mori Hills REIT Investment Corp.	482	400,833
Mori Trust Reit, Inc.	474	212,434
Morinaga & Co. Ltd.	41,800	709,541
Morinaga Milk Industry Co. Ltd.	96,600	2,892,717
MS&AD Insurance Group Holdings, Inc. (a)	1,758,597	44,570,137
m-up Holdings, Inc.	22,800	91,005
Murata Manufacturing Co. Ltd.	2,419,800	51,851,771
Musashino Bank Ltd.	625,665	8,191,968
Nabtesco Corp.	140,900	3,402,714
Nachi-Fujikoshi Corp.	1,500	41,910
Nagase & Co. Ltd.	702,400	5,099,453
Nagawa Co. Ltd. (a)	15,700	548,696
Nagoya Railroad Co. Ltd. (a)	190,400	2,065,689
Nakanishi, Inc.	32,700	555,380
Namura Shipbuilding Co. Ltd.	122,800	3,222,641
Nankai Electric Railway Co. Ltd.	29,100	561,184
Nanto Bank Ltd.	1,041,775	9,226,607
NEC Corp.	1,627,200	39,337,552
Nexon Co. Ltd.	680,300	12,524,978
NexTone, Inc. (a)	25,800	242,448
NGK Insulators Ltd.	297,100	7,427,033
NH Foods Ltd.	106,000	4,684,015
NHK Spring Co. Ltd.	204,700	3,118,944
Nichias Corp. (a)	163,800	2,971,957
Nichirei Corp.	541,000	6,697,464
NIDEC Corp.	1,521,400	18,801,134
Nifco, Inc.	100,100	2,762,833
Nihon Kohden Corp.	182,400	1,668,188
Security Description	Shares	Value
Nihon M&A Center Holdings, Inc. (a)	125,300	$496,270
Nihon Parkerizing Co. Ltd.	40,600	369,277
Nikkon Holdings Co. Ltd. (a)	189,200	5,057,940
Nikon Corp. (a)	778,000	9,232,912
Nintendo Co. Ltd.	1,451,700	80,072,082
Nippon Building Fund, Inc. REIT	9,766	8,139,868
Nippon Electric Glass Co. Ltd.	33,700	1,252,550
Nippon Express Holdings, Inc.	182,100	4,056,587
Nippon Gas Co. Ltd.	43,500	802,381
Nippon Kayaku Co. Ltd.	151,400	1,670,644
Nippon Paint Holdings Co. Ltd.	1,602,700	9,834,407
Nippon Parking Development Co. Ltd.	1,766,700	2,953,939
Nippon Prologis REIT, Inc.	7,220	3,866,642
NIPPON REIT Investment Corp.	388	216,328
Nippon Sanso Holdings Corp.	202,900	7,056,670
Nippon Shinyaku Co. Ltd.	18,500	594,572
Nippon Shokubai Co. Ltd.	48,800	696,310
Nippon Steel Corp. (a)	6,394,100	23,146,409
Nippon Television Holdings, Inc.	2,000	39,688
Nippon Yusen KK (a)	679,365	24,631,198
Nipro Corp. (a)	181,300	1,768,669
Nishimatsu Construction Co. Ltd.	24,600	884,326
Nishi-Nippon Financial Holdings, Inc.	153,800	3,582,770
Nishi-Nippon Railroad Co. Ltd.	16,000	302,621
Nissan Chemical Corp.	165,900	6,251,622
Nissan Motor Co. Ltd. (a) (b)	3,103,341	6,495,773
Nissei ASB Machine Co. Ltd.	7,300	340,015
Nisshin Seifun Group, Inc.	205,600	2,708,120
Nisshinbo Holdings, Inc.	190,100	1,720,089
Nissin Foods Holdings Co. Ltd. (a)	280,100	5,290,719
Nissui Corp.	538,400	4,546,737
Niterra Co. Ltd.	189,500	8,608,439
Nitori Holdings Co. Ltd. (a)	452,700	7,163,695
Nitto Boseki Co. Ltd. (a)	42,600	5,018,065
Nitto Denko Corp.	1,009,100	19,434,800
NOF Corp.	281,800	5,492,877
Nojima Corp.	180,000	1,227,607
NOK Corp.	53,700	945,294
Nomura Holdings, Inc.	3,768,585	28,520,814
Nomura Real Estate Holdings, Inc.	700,300	4,448,131
Nomura Real Estate Master Fund, Inc. REIT	5,731	5,626,892
Nomura Research Institute Ltd.	616,100	16,776,323
NS Solutions Corp. (a)	112,300	2,584,968
NSD Co. Ltd.	29,700	511,615
NSK Ltd.	573,400	3,919,621
NTN Corp. (a)	760,100	1,525,551
See accompanying notes to financial statements.
22

STATE STREET SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
NTT UD REIT Investment Corp.	285	$247,756
NTT, Inc.	35,526,700	35,104,640
Nxera Pharma Co. Ltd. (a) (b)	68,700	376,557
Obayashi Corp.	780,150	18,418,778
Obic Co. Ltd.	489,100	11,842,436
Odakyu Electric Railway Co. Ltd.	571,799	5,912,435
Ogaki Kyoritsu Bank Ltd.	16,555	632,688
Oisix ra daichi, Inc. (a)	4,200	37,488
Oji Holdings Corp.	794,800	4,233,038
Okinawa Financial Group, Inc.	205,000	6,752,153
OKUMA Corp.	23,600	520,686
Olympus Corp.	1,560,000	14,595,889
Omron Corp. (a)	203,700	5,674,765
Ono Pharmaceutical Co. Ltd. (a)	773,300	12,202,965
Open House Group Co. Ltd.	81,200	5,106,581
Oracle Corp. Japan	34,200	1,850,270
Organo Corp. (a)	30,000	2,566,472
Oriental Land Co. Ltd. (a)	1,422,500	24,141,995
ORIX Corp.	1,556,500	45,073,829
Orix JREIT, Inc.	4,932	2,982,327
Osaka Gas Co. Ltd.	580,900	23,299,534
Osaka Soda Co. Ltd. (a)	100,000	1,072,978
OSAKA Titanium Technologies Co. Ltd. (a)	113,800	1,777,566
OSG Corp.	39,500	628,166
Otsuka Corp.	208,600	3,961,158
Otsuka Holdings Co. Ltd.	774,100	53,572,450
PALTAC Corp.	12,000	362,964
Pan Pacific International Holdings Corp.	3,465,800	21,092,385
Panasonic Holdings Corp.	2,921,250	47,475,592
Park24 Co. Ltd.	50,100	594,404
Penta-Ocean Construction Co. Ltd.	197,700	2,021,861
PeptiDream, Inc. (a) (b)	121,800	916,811
Persol Holdings Co. Ltd.	3,036,000	4,408,297
Pharma Foods International Co. Ltd. (a)	167,900	701,826
Pigeon Corp.	188,300	1,932,830
Pilot Corp.	15,200	447,716
Pola Orbis Holdings, Inc.	30,800	253,133
Rakus Co. Ltd. (a)	62,600	292,440
Rakuten Bank Ltd. (b)	122,300	4,335,734
Rakuten Group, Inc. (b)	2,127,500	9,669,968
Recruit Holdings Co. Ltd.	2,091,200	85,782,709
Relo Group, Inc.	128,200	1,523,025
Remixpoint, Inc. (a)	124,300	172,671
Renesas Electronics Corp.	2,347,500	31,747,101
Rengo Co. Ltd.	578,300	4,571,075
RENOVA, Inc. (b)	15,500	81,646
ReproCELL, Inc. (a) (b)	779,600	862,465
Resona Holdings, Inc.	2,749,200	29,766,151
Resonac Holdings Corp.	219,500	13,524,037
Resorttrust, Inc.	74,200	809,442
Security Description	Shares	Value
Ricoh Co. Ltd.	776,600	$6,411,868
Rinnai Corp.	132,400	3,045,142
Riso Kyoiku Group Corp. (a)	1,364,718	1,647,029
Rock Field Co. Ltd. (a)	775,400	6,838,181
Rohm Co. Ltd. (a)	443,600	8,512,859
Rohto Pharmaceutical Co. Ltd.	190,502	2,882,856
Rorze Corp.	115,000	1,857,753
Round One Corp.	451,200	2,318,820
Ryohin Keikaku Co. Ltd.	715,600	14,996,608
Sakata Seed Corp.	12,700	344,063
SanBio Co. Ltd. (a) (b)	187,500	2,099,048
San-In Godo Bank Ltd. (a)	202,650	2,202,413
Sanken Electric Co. Ltd. (a) (b)	11,100	493,845
Sankyo Co. Ltd.	246,300	3,003,470
Sankyu, Inc.	80,900	4,435,795
Sanrio Co. Ltd. (a)	970,500	5,973,434
Sansan, Inc. (a) (b)	32,400	236,855
Santen Pharmaceutical Co. Ltd. (a)	573,500	6,436,509
Sanwa Holdings Corp.	202,900	4,511,015
Sapporo Holdings Ltd. (a)	455,600	4,901,373
Sawai Group Holdings Co. Ltd.	36,900	512,597
SBI Holdings, Inc.	676,500	12,114,831
SCREEN Holdings Co. Ltd.	224,400	12,610,070
Secom Co. Ltd.	626,096	23,754,576
Sega Sammy Holdings, Inc.	190,800	2,906,555
Seibu Holdings, Inc.	277,200	7,616,074
Seiko Epson Corp.	573,800	6,917,772
Seiko Group Corp.	32,000	1,100,258
Seino Holdings Co. Ltd. (a)	203,600	3,105,383
Sekisui Chemical Co. Ltd.	572,600	9,381,368
Sekisui House Ltd.	778,000	17,213,904
Sekisui House Reit, Inc.	7,640	4,302,873
Senko Group Holdings Co. Ltd. (a)	56,600	638,791
Seria Co. Ltd.	20,100	475,052
Seven & i Holdings Co. Ltd.	2,936,384	39,194,239
Seven Bank Ltd.	781,500	1,315,026
SG Holdings Co. Ltd. (a)	747,000	6,942,231
Sharp Corp. (a) (b)	173,700	628,897
Shibaura Mechatronics Corp.	73,800	1,832,359
SHIFT, Inc. (a) (b)	102,000	407,641
Shiga Bank Ltd. (a)	384,550	4,503,216
Shikoku Electric Power Co., Inc.	203,700	2,238,152
Shimadzu Corp.	319,200	7,401,652
Shimamura Co. Ltd.	174,000	3,609,278
Shimano, Inc.	104,100	10,750,915
Shimizu Corp.	776,713	13,535,966
Shin-Etsu Chemical Co. Ltd.	2,453,585	96,530,194
Shionogi & Co. Ltd.	1,000,900	21,824,892
Ship Healthcare Holdings, Inc.	19,200	289,466
Shiseido Co. Ltd.	578,300	11,595,807
Shizuoka Financial Group, Inc.	766,400	12,344,585
SHO-BOND Holdings Co. Ltd. (a)	70,400	621,294
See accompanying notes to financial statements.
23

STATE STREET SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Shochiku Co. Ltd. (a)	3,400	$252,184
Sinfonia Technology Co. Ltd.	31,900	2,079,345
SKY Perfect JSAT Holdings, Inc.	150,000	2,727,701
Skylark Holdings Co. Ltd.	197,400	4,224,948
SMC Corp.	69,000	25,966,623
SMS Co. Ltd.	185,200	1,912,651
Socionext, Inc. (a)	199,000	2,337,865
SoftBank Corp.	33,567,700	44,541,715
SoftBank Group Corp.	4,820,888	107,726,801
Sojitz Corp.	243,800	9,386,354
Sompo Holdings, Inc.	1,313,200	49,625,736
Sony Financial Group, Inc. (a)	7,640,100	6,877,002
Sony Group Corp.	7,640,100	154,108,246
Sotetsu Holdings, Inc.	83,200	1,530,746
Sourcenext Corp. (a) (b)	1,600,600	1,227,439
Square Enix Holdings Co. Ltd. (a)	332,700	5,236,538
Stanley Electric Co. Ltd.	195,773	3,518,229
Starts Proceed Investment Corp. REIT	51	62,864
Subaru Corp.	778,500	12,152,899
Sugi Holdings Co. Ltd.	175,300	3,830,177
SUMCO Corp.	549,500	5,731,946
Sumitomo Bakelite Co. Ltd.	30,600	928,637
Sumitomo Chemical Co. Ltd.	3,069,050	9,635,995
Sumitomo Corp.	1,595,175	57,955,318
Sumitomo Electric Industries Ltd.	945,920	49,825,945
Sumitomo Forestry Co. Ltd. (a)	721,800	6,370,025
Sumitomo Heavy Industries Ltd.	92,400	2,734,422
Sumitomo Metal Mining Co. Ltd.	323,900	18,028,377
Sumitomo Mitsui Financial Group, Inc.	4,678,500	147,215,859
Sumitomo Mitsui Trust Group, Inc. (a)	856,710	26,397,589
Sumitomo Osaka Cement Co. Ltd.	8,800	210,361
Sumitomo Pharma Co. Ltd. (b)	189,900	2,477,450
Sumitomo Realty & Development Co. Ltd.	1,129,900	31,193,166
Sumitomo Rubber Industries Ltd.	204,200	2,594,697
Sumitomo Warehouse Co. Ltd.	68,000	1,724,684
Sun Corp. (a)	1,800	91,307
Sun Frontier Fudousan Co. Ltd. (a)	3,100	51,306
Sundrug Co. Ltd.	58,600	1,440,229
Suntory Beverage & Food Ltd.	86,900	2,450,942
SUNWELS Co. Ltd. (a) (b)	129,900	201,680
Suruga Bank Ltd.	203,300	2,544,285
Suzuken Co. Ltd.	90,900	3,391,109
Suzuki Motor Corp.	2,350,500	27,709,867
SWCC Corp. (a)	40,000	3,027,217
Sysmex Corp.	656,700	5,648,966
Security Description	Shares	Value
Systena Corp.	162,400	$421,593
T&D Holdings, Inc.	860,800	21,405,021
Tadano Ltd.	5,200	42,917
Taiheiyo Cement Corp.	138,800	3,054,490
Taisei Corp.	194,487	19,627,185
Taiyo Holdings Co. Ltd.	60,000	1,879,691
Taiyo Yuden Co. Ltd. (a)	575,000	13,351,248
Takara Bio, Inc. (a)	39,500	285,034
Takara Holdings, Inc.	186,000	1,806,336
Takasago Thermal Engineering Co. Ltd.	122,800	3,312,181
Takashimaya Co. Ltd.	515,000	6,077,770
Takeda Pharmaceutical Co. Ltd.	1,846,415	65,736,970
Takeuchi Manufacturing Co. Ltd.	31,700	1,231,416
Takuma Co. Ltd.	33,400	566,639
TDK Corp.	2,559,125	31,625,116
Teijin Ltd.	779,110	7,992,379
tella, Inc. (b) (c)	600	—
TerraSky Co. Ltd.	49,400	467,327
Terumo Corp.	1,732,400	22,954,926
THK Co. Ltd.	121,800	3,501,109
TIS, Inc.	246,000	5,197,096
Toagosei Co. Ltd.	55,100	591,384
Tobu Railway Co. Ltd.	195,300	3,499,294
Toda Corp.	191,000	1,738,437
Toei Animation Co. Ltd.	38,500	627,994
Toei Co. Ltd.	17,000	630,461
Toho Co. Ltd.	1,031,800	10,811,557
Toho Gas Co. Ltd. (a)	554,800	4,390,554
Toho Holdings Co. Ltd. (a)	53,500	1,601,402
Tohoku Electric Power Co., Inc. (a)	776,000	5,706,958
Tokai Carbon Co. Ltd.	203,500	1,230,670
Tokio Marine Holdings, Inc.	2,408,295	110,628,071
Tokuyama Corp. (a)	9,100	213,815
Tokyo Century Corp.	162,800	2,061,990
Tokyo Electric Power Co. Holdings, Inc. (b)	1,556,975	6,252,758
Tokyo Electron Ltd.	561,965	131,510,195
Tokyo Gas Co. Ltd.	583,695	27,212,683
Tokyo Kiraboshi Financial Group, Inc.	18,000	1,245,710
Tokyo Metro Co. Ltd. (a)	250,000	2,543,372
Tokyo Ohka Kogyo Co. Ltd.	131,600	6,098,153
Tokyo Seimitsu Co. Ltd.	46,600	3,869,420
Tokyo Tatemono Co. Ltd.	202,700	4,570,274
Tokyu Corp.	795,175	9,304,282
Tokyu Fudosan Holdings Corp.	574,100	4,781,460
Tokyu REIT, Inc.	379	467,884
Tomy Co. Ltd. (a)	109,400	1,789,294
TOPPAN Holdings, Inc.	542,800	14,005,871
Toray Industries, Inc.	2,927,150	20,248,467
Tosoh Corp.	304,900	4,433,881
TOTO Ltd.	187,800	6,008,561
Towa Corp. (a)	91,500	1,276,249
See accompanying notes to financial statements.
24

STATE STREET SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Toyo Seikan Group Holdings Ltd.	201,600	$4,482,112
Toyo Suisan Kaisha Ltd.	120,000	8,297,190
Toyo Tire Corp.	202,600	4,576,934
Toyoda Gosei Co. Ltd.	111,100	2,798,974
Toyota Boshoku Corp.	36,100	547,093
Toyota Motor Corp.	14,597,900	290,141,177
Toyota Tsusho Corp.	823,800	30,810,296
Trend Micro, Inc.	128,800	4,242,328
Trusco Nakayama Corp.	85,800	1,220,475
TS Tech Co. Ltd.	36,400	405,894
Tsuburaya Fields Holdings, Inc.	68,200	604,450
Tsumura & Co.	48,500	1,142,001
Tsuruha Holdings, Inc.	213,950	3,335,866
UACJ Corp.	120,000	1,740,147
UBE Corp. (a)	35,100	536,351
Ulvac, Inc.	24,700	1,265,663
Umios Corp.	30,600	280,149
Unicharm Corp.	1,516,700	8,871,012
United Urban Investment Corp. REIT	2,070	2,213,257
Ushio, Inc. (a)	30,600	541,544
USS Co. Ltd.	637,920	6,640,238
Valor Holdings Co. Ltd.	18,900	434,810
Visional, Inc. (b)	30,000	1,333,773
Wacoal Holdings Corp. (a)	25,300	629,280
Wacom Co. Ltd.	62,600	291,181
Warabeya Nichiyo Holdings Co. Ltd.	208,800	3,920,332
West Japan Railway Co.	578,300	11,370,434
Workman Co. Ltd.	5,600	219,649
Yakult Honsha Co. Ltd. (a)	672,200	11,239,248
Yamada Holdings Co. Ltd.	1,769,480	5,829,307
Yamaguchi Financial Group, Inc.	175,800	2,659,266
Yamaha Corp. (a)	821,800	5,697,689
Yamaha Motor Co. Ltd.	1,433,100	10,138,626
Yamato Holdings Co. Ltd. (a)	209,400	2,296,174
Yamato Kogyo Co. Ltd.	51,300	3,872,732
Yamazaki Baking Co. Ltd.	203,600	4,538,095
Yaskawa Electric Corp.	356,500	9,008,297
Yokogawa Electric Corp.	294,000	8,766,962
Yokohama Financial Group, Inc.	1,554,100	13,422,172
Yokohama Rubber Co. Ltd.	129,900	4,752,957
Yonex Co. Ltd.	70,000	1,300,207
Yoshinoya Holdings Co. Ltd.	22,600	468,081
Zenkoku Hosho Co. Ltd.	163,800	3,233,992
Zensho Holdings Co. Ltd.	98,600	5,688,295
Zeon Corp.	191,400	2,115,037
ZOZO, Inc. (a)	496,300	3,447,178
		7,565,693,730
LUXEMBOURG — 0.1%
Aperam SA (a)	55,144	2,157,713
ArcelorMittal SA	626,249	31,633,366
Eurofins Scientific SE (a)	116,467	8,408,550
Security Description	Shares	Value
SES SA (a)	399,286	$2,813,250
SUSE SA (b) (c)	46	—
		45,012,879
MACAU — 0.0% *
Galaxy Entertainment Group Ltd.	1,578,000	7,044,463
MGM China Holdings Ltd. (a)	639,200	902,521
Sands China Ltd.	3,095,600	6,510,860
SJM Holdings Ltd. (a) (b)	71,250	18,993
Wynn Macau Ltd.	817,200	569,107
		15,045,944
MEXICO — 0.0% *
Fresnillo PLC	235,832	10,275,159
MOROCCO — 0.0% *
Aya Gold & Silver, Inc. (b)	171,149	2,602,402
NETHERLANDS — 3.3%
Aalberts NV (a)	116,503	3,984,087
ABN AMRO Bank NV Dutch Certificate	678,632	21,197,843
Adyen NV (b) (e)	38,319	37,554,964
Akzo Nobel NV (a)	195,377	11,075,577
Argenx SE (b)	68,514	49,007,082
ASM International NV	55,357	40,629,342
ASML Holding NV	463,944	598,275,301
ASR Nederland NV	173,111	11,803,952
BE Semiconductor Industries NV (a)	94,898	19,566,654
Euronext NV (e)	112,063	17,882,977
EXOR NV	108,332	8,194,440
Fugro NV (a)	147,176	1,794,116
Heineken Holding NV (a)	111,043	7,849,348
Heineken NV (a)	347,373	26,536,118
IMCD NV (a)	62,063	6,400,054
ING Groep NV	3,633,627	92,546,217
Koninklijke Ahold Delhaize NV	1,064,458	49,414,409
Koninklijke KPN NV	5,448,504	30,152,107
Koninklijke Philips NV	1,318,638	35,461,267
Magnum Ice Cream Co. NV (a) (b) (d)	599,088	8,761,288
Magnum Ice Cream Co. NV (a) (b) (d)	5,869	85,948
NN Group NV (a)	283,332	21,892,078
OCI NV (b)	2,534	10,015
Pharming Group NV (b)	525,867	868,866
PostNL NV (a)	1,730,843	2,149,831
Randstad NV (a)	77,738	1,998,300
Redcare Pharmacy NV (a) (b) (e)	25,247	1,083,296
SBM Offshore NV (a)	516,424	20,599,719
Universal Music Group NV (a)	1,290,989	24,744,185
Wolters Kluwer NV (a)	322,363	24,001,587
		1,175,520,968
NEW ZEALAND — 0.2%
a2 Milk Co. Ltd. (a)	1,938,900	12,774,826
See accompanying notes to financial statements.
25

STATE STREET SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Air New Zealand Ltd.	1,486,730	$364,685
Auckland International Airport Ltd.	2,355,431	10,708,936
Contact Energy Ltd.	916,099	4,833,945
Fisher & Paykel Healthcare Corp. Ltd.	843,168	17,984,036
Fletcher Building Ltd. (a) (b)	507,708	854,385
Goodman Property Trust REIT (a)	2,760,700	2,984,324
Infratil Ltd. (a)	1,391,807	9,249,591
Meridian Energy Ltd.	1,622,274	5,117,607
Ryman Healthcare Ltd. (a) (b)	847,769	1,025,253
Spark New Zealand Ltd. (a)	2,554,278	3,016,172
Xero Ltd. (b)	159,391	8,200,618
		77,114,378
NIGERIA — 0.0% *
Airtel Africa PLC (e)	912,285	4,145,640
NORWAY — 0.7%
Aker BP ASA	378,274	14,022,733
Aker Solutions ASA	165,226	786,019
AutoStore Holdings Ltd. (b) (e)	553,203	533,556
DNB Bank ASA	1,088,764	33,665,681
DNO ASA	947,697	2,132,597
Equinor ASA	1,311,469	56,600,390
Frontline PLC	169,757	5,923,488
Gjensidige Forsikring ASA	218,759	5,659,332
Kongsberg Gruppen ASA	505,632	21,424,975
Leroy Seafood Group ASA	326,635	1,649,782
LINK Mobility Group Holding ASA (b)	318,843	725,019
Mowi ASA	409,430	9,230,191
NEL ASA (b)	280,892	60,902
Nordic Semiconductor ASA (b)	733,931	11,527,771
Norsk Hydro ASA	2,396,985	25,222,485
Orkla ASA	1,736,133	21,690,634
Pexip Holding ASA	275,223	1,720,682
Protector Forsikring ASA	30,000	1,438,258
Salmar ASA	62,602	3,631,076
SpareBank 1 Sor-Norge ASA	212,459	4,591,197
Storebrand ASA	578,675	10,354,540
Telenor ASA	989,085	17,292,068
TGS ASA	159,533	2,161,838
TOMRA Systems ASA	255,928	3,034,579
Var Energi ASA	1,100,512	5,709,903
Vend Marketplaces ASA Class B	159,805	3,930,754
		264,720,450
PORTUGAL — 0.2%
Banco Comercial Portugues SA Class R	9,950,365	9,538,721
EDP SA	4,417,941	23,033,838
Galp Energia SGPS SA	497,932	12,053,798
Jeronimo Martins SGPS SA	287,754	6,816,670
Mota-Engil SGPS SA (a)	643,942	3,285,354
Security Description	Shares	Value
NOS SGPS SA	1,526,542	$9,568,315
		64,296,696
SINGAPORE — 1.4%
AIMS APAC REIT	3,326,231	3,686,789
CapitaLand Ascendas REIT	2,939,734	5,628,139
CapitaLand Ascott Trust REIT	3,672,788	2,505,176
Capitaland India Trust (a)	2,296,600	1,797,904
CapitaLand Integrated Commercial Trust REIT	6,544,833	11,616,996
CapitaLand Investment Ltd.	6,319,046	13,322,331
CDL Hospitality Trusts REIT (a)	56,794	36,317
City Developments Ltd.	772,600	4,916,518
ComfortDelGro Corp. Ltd.	2,340,500	2,612,347
COSCO Shipping International Singapore Co. Ltd. (a) (b)	11,060,100	977,290
DBS Group Holdings Ltd.	2,512,007	110,788,047
Digital Core REIT Management Pte. Ltd.	5,413,600	2,625,596
ESR-REIT	894,552	1,560,084
Frasers Centrepoint Trust REIT	1,820,844	3,076,727
Genting Singapore Ltd. (a)	15,694,964	8,211,526
Grab Holdings Ltd. Class A (b)	2,970,973	10,873,761
IGG, Inc.	668,000	298,207
Jardine Cycle & Carriage Ltd.	143,133	3,839,734
Keppel DC REIT	2,361,900	3,990,964
Keppel Infrastructure Trust	7,240,769	2,862,297
Keppel Ltd.	1,580,975	14,423,188
Keppel REIT	1,734,673	1,196,651
Manulife U.S. Real Estate Investment Trust (a) (b)	3,183,100	181,437
Mapletree Industrial Trust REIT (a)	2,550,500	3,835,190
Mapletree Logistics Trust REIT (a)	2,962,483	2,640,666
Mapletree Pan Asia Commercial Trust REIT (a)	2,340,400	2,394,549
New Noble (b) (c)	1,611	—
Oversea-Chinese Banking Corp. Ltd.	4,725,430	80,469,478
Parkway Life Real Estate Investment Trust	811,600	2,516,296
SATS Ltd.	929,350	2,535,606
Sea Ltd. ADR (b)	431,156	35,704,028
Seatrium Ltd. (a)	3,649,018	6,674,947
Sembcorp Industries Ltd. (a)	972,500	4,997,617
Singapore Airlines Ltd. (a)	1,548,189	7,920,046
Singapore Exchange Ltd.	959,500	14,517,258
Singapore Technologies Engineering Ltd.	2,091,100	17,521,056
Singapore Telecommunications Ltd.	8,460,900	32,396,889
STMicroelectronics NV (a)	890,424	29,342,067
Suntec Real Estate Investment Trust	2,522,000	2,854,025
United Overseas Bank Ltd.	1,707,908	48,517,481
UOL Group Ltd.	777,154	5,855,084
See accompanying notes to financial statements.
26

STATE STREET SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Venture Corp. Ltd.	194,900	$2,326,443
		514,046,752
SOUTH AFRICA — 0.2%
Anglo American PLC	1,476,517	61,897,734
SOUTH KOREA — 6.6%
ABLBio, Inc. (b)	31,727	3,436,496
Advanced Nano Products Co. Ltd.	23,308	931,316
Advanced Process Systems Corp.	38,048	472,231
Alteogen, Inc.	38,961	8,686,829
Amorepacific Corp.	31,949	2,861,883
Amorepacific Holdings Corp.	30,845	556,827
APR Corp.	15,777	3,471,321
Asiana Airlines, Inc. (b)	258,921	1,176,568
BGF retail Co. Ltd.	9,242	840,538
BHI Co. Ltd. (b)	23,961	1,447,062
Bioneer Corp. (b)	34,818	249,601
BNC Korea Co. Ltd.	199,347	478,308
BNK Financial Group, Inc.	336,140	3,926,187
Bukwang Pharmaceutical Co. Ltd.	63,458	302,447
Celltrion Pharm, Inc.	39,170	1,401,440
Celltrion, Inc.	193,935	24,969,139
Cheil Worldwide, Inc.	78,822	976,237
Chunbo Co. Ltd. (b)	5,748	181,636
CJ CGV Co. Ltd. (b)	459,033	1,440,051
CJ CheilJedang Corp.	14,628	2,067,680
CJ Corp.	15,626	1,928,191
CJ ENM Co. Ltd. (b)	16,611	612,752
CJ Logistics Corp.	8,913	601,707
Classys, Inc.	25,890	853,619
CMG Pharmaceutical Co. Ltd. (b)	174,622	198,604
Com2uSCorp	9,093	186,710
Cosmax, Inc.	9,647	1,237,643
CosmoAM&T Co. Ltd. (b)	28,497	960,040
Coway Co. Ltd. (b)	60,212	2,838,316
CS Wind Corp.	24,381	948,720
Daewoo Engineering & Construction Co. Ltd. (b)	215,743	2,190,320
DB HiTek Co. Ltd.	43,319	2,220,182
DB Insurance Co. Ltd.	71,356	7,631,060
Delivery Hero SE (b) (e)	206,528	3,676,506
Devsisters Co. Ltd. (b)	21,838	394,229
Digitech Systems Co. Ltd. (b) (c)	19,094	—
DIO Corp. (b)	27,568	293,382
DL E&C Co. Ltd.	31,246	1,362,735
DL Holdings Co. Ltd. (b)	13,935	549,521
Dongjin Semichem Co. Ltd.	37,825	1,092,780
Dongkuk CM Co. Ltd.	18,817	65,236
Dongkuk Steel Mill Co. Ltd.	34,247	199,224
Dongsuh Cos., Inc.	54,347	970,450
Dongwon Industries Co. Ltd.	112,332	2,779,605
Doosan Bobcat, Inc.	53,733	1,996,153
Security Description	Shares	Value
Doosan Co. Ltd.	27,073	$18,135,278
Doosan Enerbility Co. Ltd. (b)	505,295	30,285,040
Doosan Fuel Cell Co. Ltd. (b)	51,308	1,118,850
Doosan Robotics, Inc. (b)	24,294	1,260,975
Ecopro BM Co. Ltd.	55,458	6,959,180
Ecopro Co. Ltd.	121,205	11,039,139
Ecopro Materials Co. Ltd.	30,533	1,335,626
E-MART, Inc.	16,817	1,050,754
Enchem Co. Ltd. (b)	21,562	576,479
Eo Technics Co. Ltd.	9,882	2,480,742
Eone Diagnomics Genome Center Co. Ltd. (b)	272,504	73,835
Eubiologics Co. Ltd. (b)	14,676	128,684
F&F Co. Ltd.	22,415	897,098
GeneOne Life Science, Inc. (b)	217,527	130,092
Genexine, Inc. (b)	26,020	78,655
Gradiant Corp.	65,141	485,692
Gravity Co. Ltd. ADR (a)	1,923	119,149
Green Cross Corp.	7,023	655,232
Green Cross Holdings Corp.	38,264	333,013
GS Engineering & Construction Corp.	91,458	1,498,773
GS Holdings Corp.	74,859	3,118,209
GS P&L Co. Ltd.	19,231	529,852
GS Retail Co. Ltd.	83,729	1,197,183
Hana Financial Group, Inc.	325,892	22,681,479
Hana Tour Service, Inc.	95,644	2,494,681
Hanall Biopharma Co. Ltd. (b)	87,474	3,158,236
Hancom, Inc.	148,650	1,849,815
Hanjin Kal Corp.	38,617	2,717,927
Hankook Tire & Technology Co. Ltd.	86,657	3,060,845
Hanmi Pharm Co. Ltd.	7,754	2,607,195
Hanmi Science Co. Ltd.	42,811	1,036,978
Hanmi Semiconductor Co. Ltd.	80,162	13,136,593
Hanon Systems (b)	394,806	964,042
Hansol Chemical Co. Ltd.	8,991	1,482,210
Hanssem Co. Ltd. (b)	49,561	1,334,764
Hanwha Aerospace Co. Ltd.	38,079	31,051,918
Hanwha Corp.	58,022	4,057,165
Hanwha Engine (b)	55,815	1,587,010
Hanwha Galleria Corp. (b)	111,431	173,514
Hanwha Ocean Co. Ltd. (b)	134,595	10,562,674
Hanwha Solutions Corp. (b)	142,942	3,467,042
Hanwha Systems Co. Ltd.	169,153	12,601,023
Hanwha Vision Co. Ltd. (b)	68,609	3,180,386
Harim Co. Ltd.	965,253	2,016,655
HD Construction Equipment Co. Ltd.	58,773	4,800,380
HD Hyundai Co. Ltd.	49,960	7,795,802
HD Hyundai Electric Co. Ltd.	25,519	13,862,049
HD Hyundai Heavy Industries Co. Ltd.	33,733	10,241,142
HD Hyundai Marine Solution Co. Ltd.	8,368	981,225
See accompanying notes to financial statements.
27

STATE STREET SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	54,185	$12,169,647
HD-Hyundai Marine Engine (b)	21,055	944,392
Hite Jinro Co. Ltd.	36,787	401,579
HL Mando Co. Ltd.	36,878	1,180,992
HLB Global Co. Ltd. (b)	84,656	109,879
HLB, Inc. (b)	126,472	4,178,163
HMM Co. Ltd.	398,737	5,094,691
Hotel Shilla Co. Ltd. (b)	102,874	2,955,281
HPSP Co. Ltd.	53,232	1,421,466
HS Hyosung Advanced Materials Corp.	1,617	232,259
HS Industries Co. Ltd.	157,051	321,454
Hugel, Inc. (b)	7,725	1,212,981
Humasis Co. Ltd. (b)	138,607	66,514
Huons Co. Ltd.	82,800	1,370,404
Huons Global Co. Ltd.	49,606	2,147,278
HYBE Co. Ltd.	21,594	4,215,458
Hyosung Heavy Industries Corp.	11,478	18,404,967
Hyosung TNC Corp.	1,670	413,234
Hyundai Autoever Corp.	8,037	1,881,151
Hyundai Elevator Co. Ltd.	95,805	5,210,431
Hyundai Engineering & Construction Co. Ltd.	76,185	7,068,122
Hyundai Glovis Co. Ltd.	46,670	6,322,610
Hyundai Marine & Fire Insurance Co. Ltd. (b)	117,926	2,321,332
Hyundai Mobis Co. Ltd.	73,539	18,148,886
Hyundai Motor Co.	163,591	47,582,535
Hyundai Motor Co. Preference Shares (d)	39,931	6,061,409
Hyundai Motor Co. Preference Shares (d)	22,079	3,301,075
Hyundai Rotem Co. Ltd.	69,593	7,701,507
Hyundai Steel Co.	90,212	1,981,937
Hyundai Wia Corp. (b)	16,517	831,431
iM Financial Group Co. Ltd.	183,915	2,006,476
Industrial Bank of Korea	295,273	4,115,874
ISU Specialty Chemical (b)	48,556	2,830,967
IsuPetasys Co. Ltd.	61,071	3,907,523
Jenax, Inc. (b) (c)	19,545	—
Jusung Engineering Co. Ltd.	110,833	4,392,363
JYP Entertainment Corp.	30,141	1,210,245
Kakao Corp.	339,577	10,154,165
Kakao Games Corp. (b)	42,733	337,590
KakaoBank Corp.	408,678	6,390,388
Kakaopay Corp. (b)	17,505	558,299
Kangwon Land, Inc.	90,118	993,760
KB Financial Group, Inc.	520,725	48,242,665
KCC Corp.	1,797	565,504
KCC Glass Corp.	1,410	22,738
KEPCO Engineering & Construction Co., Inc.	21,793	2,152,764
KEPCO Plant Service & Engineering Co. Ltd.	25,189	912,734
Security Description	Shares	Value
KG Eco Solution Co. Ltd.	35,205	$136,301
Kia Corp.	307,163	29,118,968
KIWOOM Securities Co. Ltd.	21,570	5,781,011
KMW Co. Ltd. (b)	38,240	635,398
Koh Young Technology, Inc.	462,223	7,378,548
Kolmar Korea Co. Ltd.	17,038	845,420
Korea Aerospace Industries Ltd.	79,055	8,500,871
Korea Electric Power Corp. ADR (a)	846,801	12,066,914
Korea Gas Corp.	32,431	740,028
Korea Investment Holdings Co. Ltd.	61,131	8,082,152
Korea Zinc Co. Ltd.	14,831	13,769,257
Korean Air Lines Co. Ltd.	268,630	4,130,341
Krafton, Inc.	50,168	8,352,326
KT&G Corp.	118,768	12,344,769
Kum Yang Co. Ltd. (b) (c)	46,833	151,355
Kumho Petrochemical Co. Ltd.	20,638	1,588,627
L&F Co. Ltd. (b)	32,102	3,016,014
LabGenomics Co. Ltd. (b)	254,931	214,710
LEENO Industrial, Inc.	45,546	2,807,131
LG Chem Ltd.	51,885	10,128,695
LG Chem Ltd. Preference Shares	22,119	2,117,093
LG CNS Co. Ltd.	37,805	1,377,285
LG Corp.	126,533	6,840,291
LG Display Co. Ltd. (b)	302,167	2,140,510
LG Display Co. Ltd. ADR (a) (b)	849,595	3,296,429
LG Electronics, Inc.	133,429	9,199,296
LG Energy Solution Ltd. (b)	47,190	12,154,510
LG H&H Co. Ltd.	9,458	1,525,235
LG H&H Co. Ltd. Preference Shares	1,604	111,635
LG Innotek Co. Ltd.	29,414	5,636,411
LG Uplus Corp.	245,133	2,485,500
LIG Nex1 Co. Ltd.	13,088	5,221,015
LigaChem Biosciences, Inc. (b)	29,367	3,681,301
Lotte Chemical Corp.	16,519	869,279
Lotte Corp.	83,184	1,482,665
Lotte Energy Materials Corp. (b)	22,591	610,627
LOTTE Fine Chemical Co. Ltd.	16,439	524,301
Lotte Shopping Co. Ltd.	14,755	1,042,334
Lotte Wellfood Co. Ltd.	21,160	1,534,865
LS Corp.	30,092	5,029,577
LS Electric Co. Ltd.	38,636	18,111,610
Lunit, Inc. (b)	51,126	1,089,847
LX Holdings Corp.	57,479	296,467
LX Semicon Co. Ltd.	13,203	417,214
MedPacto, Inc. (b)	30,935	113,104
Medytox, Inc.	16,279	1,076,658
Meritz Financial Group, Inc. (b)	89,564	6,514,171
Mezzion Pharma Co. Ltd. (b)	59,290	3,352,276
Mirae Asset Securities Co. Ltd.	419,519	16,872,257
See accompanying notes to financial statements.
28

STATE STREET SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Mirae Asset Securities Co. Ltd. Preference Shares	135,011	$1,662,460
Misto Holdings Corp.	53,701	1,437,496
Modetour Network, Inc. (b)	458,632	3,266,853
Naturecell Co. Ltd. (b)	19,652	222,098
NAVER Corp.	172,190	22,652,881
NCSoft Corp.	16,827	2,460,907
NeoPharm Co. Ltd.	12,946	143,267
Netmarble Corp. (e)	67,363	2,163,849
Nexon Games Co. Ltd. (b)	200,437	1,515,399
NH Investment & Securities Co. Ltd.	156,311	3,020,798
NHN Corp.	13,488	331,113
NongShim Co. Ltd.	5,533	1,325,767
OCI Co. Ltd.	5,253	322,386
OCI Holdings Co. Ltd.	8,893	1,090,396
Orion Corp.	16,746	1,399,463
Oscotec, Inc. (b)	30,270	1,000,008
Otoki Corp.	7,445	1,747,447
Pan Ocean Co. Ltd.	260,610	832,883
Pearl Abyss Corp. (b)	37,484	1,688,634
Peptron, Inc. (b)	24,529	4,700,331
PharmaResearch Co. Ltd.	7,259	1,417,061
Pharmicell Co. Ltd.	132,724	1,264,286
Poongsan Corp.	18,409	1,042,053
Posco DX Co. Ltd.	85,747	1,648,712
POSCO Future M Co. Ltd.	39,995	5,313,866
POSCO Holdings, Inc. ADR (a)	421,332	24,643,709
Posco International Corp.	53,911	2,516,656
Rainbow Robotics (b)	19,243	6,545,623
S-1 Corp.	38,930	2,178,240
Sam Chun Dang Pharm Co. Ltd.	45,885	24,835,090
Samsung Biologics Co. Ltd. (b) (e)	13,956	13,704,060
Samsung C&T Corp.	98,107	16,237,472
Samsung E&A Co. Ltd.	183,951	4,287,566
Samsung Electro-Mechanics Co. Ltd.	59,328	15,784,389
Samsung Electronics Co. Ltd.	316,429	34,542,440
Samsung Electronics Co. Ltd. GDR	234,497	665,033,492
Samsung Electronics Co. Ltd. Preference Shares	958,272	71,323,741
Samsung Episholdings Co. Ltd. (b)	7,466	2,407,994
Samsung Fire & Marine Insurance Co. Ltd.	36,646	10,539,329
Samsung Heavy Industries Co. Ltd. (b)	802,948	12,817,601
Samsung Life Insurance Co. Ltd.	119,124	16,371,627
Samsung SDI Co. Ltd. (b)	72,761	19,382,031
Samsung SDS Co. Ltd.	39,025	3,824,407
Samsung Securities Co. Ltd.	104,669	6,314,377
Samyang Foods Co. Ltd.	5,150	4,034,864
SD Biosensor, Inc.	32,741	163,529
Security Description	Shares	Value
Seegene, Inc.	42,751	$609,871
Shin Poong Pharmaceutical Co. Ltd. (b)	25,377	171,483
Shinhan Financial Group Co. Ltd.	582,188	33,335,219
Shinsegae, Inc.	9,448	1,853,638
Silicon2 Co. Ltd.	38,247	952,648
SK Biopharmaceuticals Co. Ltd. (b)	22,040	1,364,145
SK Bioscience Co. Ltd. (b)	21,921	596,811
SK Chemicals Co. Ltd.	12,589	432,332
SK Hynix, Inc.	652,484	343,782,580
SK IE Technology Co. Ltd. (b) (e)	22,439	311,317
SK Innovation Co. Ltd.	79,116	5,614,800
SK Square Co. Ltd. (b)	106,621	32,473,931
SK Telecom Co. Ltd.	166,266	8,293,489
SK, Inc.	43,314	8,512,071
SKC Co. Ltd. (b)	27,945	1,665,771
SM Entertainment Co. Ltd.	21,792	1,263,428
S-Oil Corp. (b)	44,349	3,048,967
SOLUM Co. Ltd.	104,302	1,116,804
Solus Advanced Materials Co. Ltd.	32,847	189,793
Soulbrain Co. Ltd.	10,048	2,387,929
Taihan Cable & Solution Co. Ltd. (b)	119,350	2,080,531
TCC Steel	46,147	397,099
TechWing, Inc.	36,768	1,087,448
Voronoi, Inc. (b)	12,895	2,584,641
Wemade Co. Ltd.	30,187	406,987
WONIK IPS Co. Ltd.	35,557	2,509,523
Woori Financial Group, Inc.	733,548	15,349,599
YG Entertainment, Inc.	14,054	485,396
Youlchon Chemical Co. Ltd.	140,424	2,136,179
Yuhan Corp.	62,007	3,837,863
Yungjin Pharmaceutical Co. Ltd. (b)	76,295	85,478
		2,340,707,903
SPAIN — 2.8%
Abertis Infraestructuras SA (b) (c)	1,256	—
Acciona SA (a)	31,140	7,993,953
ACS Actividades de Construccion y Servicios SA	234,229	28,283,279
Aedas Homes SA (e)	684	18,166
Aena SME SA (e)	838,917	24,667,633
Almirall SA (a)	189,463	2,654,519
Amadeus IT Group SA	534,602	29,985,339
Amper SA (a) (b)	9,268,030	1,674,408
Atresmedia Corp. de Medios de Comunicacion SA (a)	272,484	1,505,419
Audax Renovables SA (a) (b)	649,292	1,080,277
Banco Bilbao Vizcaya Argentaria SA	7,014,388	147,496,075
Banco de Sabadell SA (a)	5,484,934	19,230,969
See accompanying notes to financial statements.
29

STATE STREET SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Banco Santander SA	17,658,951	$193,089,618
Bankinter SA (a)	960,676	14,804,663
Befesa SA (e)	71,755	2,404,221
CaixaBank SA	4,602,939	53,910,134
Cellnex Telecom SA (b) (e)	673,075	21,505,084
CIE Automotive SA	64,147	1,984,488
Colonial SFL Socimi SA REIT (a)	350,270	2,052,210
Construcciones y Auxiliar de Ferrocarriles SA	52,984	3,553,003
EDP Renovaveis SA (a)	350,009	5,520,907
eDreams ODIGEO SA (a) (b)	323,992	1,146,042
Enagas SA	271,426	5,360,312
Ence Energia y Celulosa SA (a) (b)	546,962	1,444,440
Endesa SA	366,243	15,225,223
Faes Farma SA	407,765	2,187,044
Fluidra SA	122,810	2,797,488
Gestamp Automocion SA (e)	201,789	683,554
Global Dominion Access SA (a) (e)	132,200	468,386
Grenergy Renovables SA (b)	61,010	7,957,475
Grifols SA (a)	491,141	5,068,134
Grifols SA ADR (a)	303,379	2,433,100
Iberdrola SA	7,407,537	168,522,843
Indra Sistemas SA (a)	74,829	4,072,936
Industria de Diseno Textil SA	1,288,668	73,111,703
Laboratorios Farmaceuticos Rovi SA	47,730	4,440,806
Let's GOWEX SA (a) (b) (c)	4,019	—
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	977,446	1,326,679
Logista Integral SA	136,295	5,066,081
Mapfre SA	1,150,571	5,056,173
Melia Hotels International SA	126,853	1,398,751
Merlin Properties Socimi SA REIT	375,745	6,026,432
Naturgy Energy Group SA (a)	415,891	12,411,009
Neinor Homes SA (e)	103,417	1,968,474
Obrascon Huarte Lain SA (b)	3,350,283	1,619,352
Pharma Mar SA (b)	56,313	5,670,847
Prosegur Cash SA (a) (e)	1,885,553	1,364,351
Redeia Corp. SA	518,412	8,696,895
Repsol SA	1,477,399	41,960,682
Sacyr SA	872,756	4,225,486
Solaria Energia y Medio Ambiente SA (b)	142,484	3,890,830
Soltec Power Holdings SA (a) (b)	134,872	214,451
Talgo SA (a) (b) (e)	106,561	337,030
Tecnicas Reunidas SA (b)	180,977	6,351,570
Telefonica SA (a)	6,731,631	29,434,719
Tubacex SA (a)	887,953	2,895,371
Unicaja Banco SA (e)	4,022,426	11,688,558
Viscofan SA	55,175	3,827,072
		1,013,764,664
Security Description	Shares	Value
SWEDEN — 2.8%
AAK AB (a)	203,075	$5,167,341
AddTech AB Class B	298,151	9,940,192
AFRY AB (a)	170,385	2,276,868
Alfa Laval AB	617,206	32,900,376
Arjo AB Class B (a)	87,639	229,809
Asmodee Group AB Class B (a) (b)	119,848	1,337,844
Assa Abloy AB Class B	1,184,362	41,823,317
Atlas Copco AB Class A	2,941,422	50,375,856
Atlas Copco AB Class B	1,873,379	28,485,390
Atrium Ljungberg AB Class B (a)	343,580	1,053,507
Avanza Bank Holding AB (a)	185,858	7,037,290
Axfood AB (a)	158,566	5,354,749
Beijer Ref AB Class B (a)	326,248	4,411,048
BHG Group AB (b)	241,258	588,567
BICO Group AB (a) (b)	130,296	228,279
Bilia AB Class A	359,996	4,701,063
Billerud Aktiebolag	253,225	1,935,156
Boliden AB (b)	339,357	17,302,264
BoneSupport Holding AB (a) (b) (e)	123,989	2,536,723
Boozt AB (a) (b) (e)	77,995	768,795
Bravida Holding AB (a) (e)	233,654	2,413,495
Brighter AB (b) (c)	1,979,850	—
Bure Equity AB (a)	99,081	2,263,223
Camurus AB (b)	39,736	1,947,956
Castellum AB (a)	589,257	6,733,040
Catena AB (a)	55,602	2,563,485
Cellavision AB (a)	7,361	118,688
Cibus Nordic Real Estate AB publ (a)	100,581	1,499,806
Cint Group AB (a) (b)	495,738	197,645
Coffee Stain Group AB Class B (b)	121,988	219,537
Dometic Group AB (e)	344,733	927,129
Electrolux AB Class B (a) (b)	578,097	3,551,265
Electrolux Professional AB Class B (a)	390,598	2,066,515
Elekta AB Class B (a)	311,483	1,804,893
Embracer Group AB (b)	121,988	615,238
Epiroc AB Class A	763,905	18,371,409
Epiroc AB Class B	468,436	9,844,470
EQT AB (a)	589,315	17,723,527
Essity AB Class B (a)	709,330	18,086,472
Evolution AB (a) (e)	265,413	16,304,389
Fabege AB (a)	327,028	2,600,433
Fastighets AB Balder Class B (a) (b)	831,345	4,812,005
Genovis AB (b)	1,288	2,442
Getinge AB Class B (a)	334,517	6,620,987
H & M Hennes & Mauritz AB Class B (a)	1,219,170	22,415,707
Hansa Biopharma AB (a) (b)	169,393	566,881
Hemnet Group AB (a)	78,917	883,092
Hexagon AB Class B (a)	2,172,315	20,532,239
See accompanying notes to financial statements.
30

STATE STREET SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Hexatronic Group AB (b)	356,688	$1,187,681
Hexpol AB	373,752	2,811,109
HMS Networks AB (a) (b)	61,960	2,734,338
Holmen AB Class B (a)	116,601	4,124,869
Hufvudstaden AB Class A	211,648	2,654,973
Husqvarna AB Class B	492,067	1,912,740
Industrivarden AB Class A	259,371	12,665,990
Industrivarden AB Class C (a)	196,020	9,527,071
Indutrade AB (a)	312,281	7,028,269
Instalco AB (a)	406,617	1,330,029
Investment AB Latour Class B	142,433	3,006,774
Investor AB Class B (a)	2,207,707	82,108,972
INVISIO AB (a)	39,147	1,066,385
JM AB (a)	95,558	1,199,710
Kinnevik AB (b) (c)	1,176	—
Kinnevik AB Class B (b)	383,825	2,021,817
KNOW IT AB	458,027	5,134,999
L E Lundbergforetagen AB Class B	85,669	4,784,244
Lagercrantz Group AB Class B	303,860	6,344,338
Lifco AB Class B (a)	243,145	7,192,574
Lindab International AB (a)	37,587	601,708
Loomis AB	85,563	3,846,012
Medicover AB Class B (a)	15,053	297,386
MIPS AB (a)	45,113	1,088,253
Modern Times Group MTG AB Class B (b)	217,805	2,101,171
Munters Group AB (a) (e)	173,793	3,024,787
Mycronic AB	265,367	6,072,694
NCC AB Class B	170,014	3,690,738
Net Insight AB Class B (b)	979,130	243,594
Nibe Industrier AB Class B (a)	1,905,842	7,720,398
Nolato AB Class B	380,027	1,904,473
Nordnet AB publ (a)	110,000	3,521,848
Nyfosa AB	334,086	2,291,827
Orron Energy AB (a) (b)	272,372	207,004
Pandox AB (a)	87,433	1,646,553
Peab AB Class B	357,272	3,607,880
PowerCell Sweden AB (a) (b)	62,165	124,248
Rvrc Holding AB	37,926	260,769
Saab AB Class B (a)	468,367	30,355,049
Sagax AB Class B (a)	281,546	5,142,528
Samhallsbyggnadsbolaget i Norden AB (a) (b)	974,644	380,189
Sandvik AB	1,556,134	58,382,080
Sectra AB Class B	241,664	5,738,291
Securitas AB Class B	591,121	9,791,775
Sedana Medical AB (b)	286,146	276,947
Skandinaviska Enskilda Banken AB Class A (a)	2,077,212	37,570,254
Skanska AB Class B (a)	477,418	12,659,314
SKF AB Class B (a)	437,227	10,290,124
SSAB AB Class A	431,309	3,335,019
SSAB AB Class B (a)	807,731	6,228,675
Stillfront Group AB (a) (b)	592,539	236,114
Storskogen Group AB Class B	703,986	641,596
Security Description	Shares	Value
Svenska Cellulosa AB SCA Class B (a)	589,347	$6,730,975
Svenska Handelsbanken AB Class A (a)	1,779,093	22,980,438
Swedbank AB Class A (a)	1,038,941	34,779,508
SwedenCare AB (a)	225,622	571,974
Swedish Orphan Biovitrum AB (b)	299,430	12,327,668
Tele2 AB Class B	1,023,241	20,902,527
Telefonaktiebolaget LM Ericsson Class B (a)	3,834,817	42,791,345
Telia Co. AB	3,165,137	16,027,945
Thule Group AB (e)	107,613	2,295,443
Trelleborg AB Class B	290,242	10,627,100
Truecaller AB Class B (a)	436,545	498,581
Vicore Pharma Holding AB (a) (b)	225,747	236,974
Vimian Group AB (a) (b)	123,393	362,682
Vitec Software Group AB Class B (a)	21,888	547,301
Vitrolife AB (a)	118,612	1,173,513
Volvo AB Class A (a)	244,827	7,828,296
Volvo AB Class B (a)	1,833,084	58,785,688
Volvo Car AB Class B (a) (b)	132,687	291,525
Wallenstam AB Class B (a)	489,460	2,097,337
Wihlborgs Fastigheter AB	306,897	2,772,181
Xvivo Perfusion AB (a) (b)	15,423	370,751
		1,011,256,334
SWITZERLAND — 3.7%
ABB Ltd.	1,945,535	153,115,094
Accelleron Industries AG	118,695	10,524,571
Adecco Group AG (a)	358,143	8,463,861
Allreal Holding AG	14,172	3,968,266
ALSO Holding AG (a)	7,666	1,335,623
Aryzta AG (a) (b)	12,437	960,383
Ascom Holding AG	38,375	250,723
Avolta AG	88,608	5,211,392
Bachem Holding AG (a)	38,182	3,081,454
Banque Cantonale Vaudoise (a)	21,258	3,412,709
Barry Callebaut AG (a)	2,035	3,507,529
Belimo Holding AG	13,433	10,623,697
BKW AG	23,204	4,510,565
Bucher Industries AG (a)	7,770	3,360,183
Cembra Money Bank AG	31,442	3,856,150
Chocoladefabriken Lindt & Spruengli AG (a) (d)	1,124	15,708,444
Chocoladefabriken Lindt & Spruengli AG (d)	124	17,622,799
Cie Financiere Richemont SA Class A	646,487	111,468,824
Clariant AG	342,376	3,293,593
Comet Holding AG (a)	8,822	2,713,955
Daetwyler Holding AG Class BR, Bearer Shares	8,028	1,408,684
DKSH Holding AG	37,312	2,688,526
See accompanying notes to financial statements.
31

STATE STREET SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
DocMorris AG (a) (b)	38,006	$227,502
dormakaba Holding AG	21,809	1,378,753
DSM-Firmenich AG	312,810	22,144,182
EMS-Chemie Holding AG (a)	7,796	6,039,462
Flughafen Zurich AG	23,278	7,184,300
Forbo Holding AG (a)	357	326,989
Galderma Group AG	178,570	34,089,525
Galenica AG (e)	56,473	6,384,882
Geberit AG	46,662	30,927,984
Georg Fischer AG (a)	78,560	3,949,753
Givaudan SA	9,844	32,880,712
Helvetia Baloise Holding AG	95,964	24,529,906
Huber & Suhner AG	12,000	2,622,363
Idorsia Ltd. (a) (b)	116,769	504,248
Inficon Holding AG (a)	18,378	2,273,378
International Workplace Group PLC	813,500	1,876,261
Interroll Holding AG	220	401,917
Julius Baer Group Ltd.	348,961	25,257,385
Kuehne & Nagel International AG (a)	83,801	18,803,211
Leonteq AG (a)	54,514	1,101,745
Logitech International SA	201,658	18,159,384
Lonza Group AG	83,896	52,704,500
Medmix AG (a) (e)	87,439	939,081
Mobimo Holding AG	7,755	3,662,526
OC Oerlikon Corp. AG Pfaeffikon (a)	221,288	855,355
On Holding AG Class A (b)	302,810	10,301,596
Partners Group Holding AG (a)	25,937	27,313,657
PSP Swiss Property AG	46,692	9,209,983
Sandoz Group AG	554,511	42,605,325
Schindler Holding AG (d)	54,420	17,635,453
Schindler Holding AG (d)	25,469	7,892,205
Schweiter Technologies AG (a)	317	113,616
SFS Group AG	21,332	3,132,569
SGS SA	208,919	21,865,581
Siegfried Holding AG (a)	23,906	2,231,286
SIG Group AG	460,349	6,788,794
Sika AG	203,053	32,825,070
Sonova Holding AG	64,619	14,394,625
St. Galler Kantonalbank AG	1,960	1,624,491
Straumann Holding AG (a)	151,582	15,468,513
Sulzer AG	48,785	9,993,169
Sunrise Communications AG Class A	108,550	6,392,366
Swatch Group AG (a)	70,054	3,030,399
Swatch Group AG Class BR, Bearer Shares (a)	36,984	7,985,469
Swiss Life Holding AG	38,889	41,853,285
Swiss Prime Site AG	85,487	14,362,199
Swisscom AG	31,099	25,814,241
Swissquote Group Holding SA	14,172	6,857,163
Tecan Group AG (a)	7,463	1,238,957
Temenos AG	116,562	9,987,299
UBS Group AG	3,835,835	146,693,062
Security Description	Shares	Value
Valiant Holding AG	17,376	$3,823,131
VAT Group AG (a) (e)	31,645	19,052,767
Vontobel Holding AG	31,519	2,694,736
Zurich Insurance Group AG	182,825	127,730,639
		1,311,223,975
TURKEY — 0.0% *
Eldorado Gold Corp. (a)	194,977	6,674,108
UNITED KINGDOM — 8.7%
3i Group PLC	1,146,847	36,871,003
Aberdeen Group PLC	4,384,749	10,974,550
Admiral Group PLC	291,082	12,091,263
Allfunds Group PLC	378,554	3,718,348
AO World PLC (b)	372,869	425,814
Associated British Foods PLC	426,561	10,555,419
Aston Martin Lagonda Global Holdings PLC (a) (b) (e)	1,206,566	577,568
AstraZeneca PLC	1,847,882	357,966,020
Autotrader Group PLC (e)	888,882	5,503,329
Aviva PLC	3,263,888	25,841,737
Avon Technologies PLC	315,152	6,890,494
B&M European Value Retail PLC (a)	924,120	2,053,402
Babcock International Group PLC	617,473	9,429,145
BAE Systems PLC	3,730,109	108,215,626
Balfour Beatty PLC	725,233	7,230,114
Barclays PLC	16,776,322	86,157,727
Barratt Redrow PLC	2,269,134	7,788,971
Beazley PLC	629,055	10,501,905
Bellway PLC	118,800	2,888,838
Berkeley Group Holdings PLC (b)	112,457	5,095,484
Big Yellow Group PLC REIT	333,659	3,717,965
Bodycote PLC	249,766	2,010,781
British American Tobacco PLC	2,300,214	132,585,131
British Land Co. PLC REIT	2,061,156	9,659,932
BT Group PLC	10,306,087	28,608,275
Bunzl PLC	396,898	11,807,658
Burberry Group PLC (b)	654,182	9,385,842
Capita PLC (b)	184,634	647,648
Capricorn Energy PLC (b)	392	1,579
Centrica PLC	8,145,902	22,826,740
CK Hutchison Holdings Ltd.	2,935,500	22,315,222
Clarkson PLC	111,342	6,768,707
Close Brothers Group PLC (b)	178,456	942,731
Coca-Cola Europacific Partners PLC	274,867	24,922,191
Compass Group PLC	1,993,796	54,819,182
Convatec Group PLC (e)	1,857,779	5,276,981
Cranswick PLC	64,673	4,460,366
Croda International PLC	164,338	6,100,454
Currys PLC	1,210,301	1,983,857
DCC PLC	101,229	6,185,955
Derwent London PLC REIT	134,147	2,780,861
Diageo PLC	2,571,730	47,343,086
Diploma PLC	141,949	11,165,767
See accompanying notes to financial statements.
32

STATE STREET SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Drax Group PLC	458,145	$5,349,797
easyJet PLC (a)	495,501	2,268,010
Endava PLC ADR (a) (b)	80,104	354,060
EnQuest PLC	15,918,601	4,334,817
Entain PLC	652,002	4,823,448
Firstgroup PLC (a)	1,178,105	2,582,027
Frasers Group PLC (a) (b)	186,038	1,562,740
Future PLC	133,114	520,995
Games Workshop Group PLC	38,486	8,983,009
Genuit Group PLC	249,772	943,657
Genus PLC	76,341	2,385,898
Global Ship Lease, Inc. Class A	339,376	12,634,968
Grafton Group PLC CDI	259,135	3,072,073
Great Portland Estates PLC REIT	336,018	1,253,992
Greggs PLC (a)	71,639	1,437,838
Gym Group PLC (b) (e)	1,121,614	2,588,375
Halma PLC	452,393	22,681,604
Hammerson PLC REIT	483,240	1,877,333
Hays PLC	1,649,153	724,622
Hikma Pharmaceuticals PLC	165,257	2,748,025
Hiscox Ltd.	350,148	6,976,890
Howden Joinery Group PLC	707,704	7,381,998
HSBC Holdings PLC	20,631,131	332,351,645
ICG PLC	351,736	7,050,277
IG Group Holdings PLC	430,301	8,125,707
IMI PLC	274,866	9,170,380
Immunocore Holdings PLC ADR (a) (b)	63,806	1,923,751
Imperial Brands PLC	1,093,423	44,078,765
Inchcape PLC	493,849	4,884,287
Informa PLC	1,417,835	13,974,123
IntegraFin Holdings PLC	249,766	1,007,861
International Consolidated Airlines Group SA Class DI	2,920,323	13,470,895
Intertek Group PLC	200,628	9,651,441
Investec PLC	672,711	5,091,974
ITV PLC	4,329,895	4,285,227
J Sainsbury PLC	2,914,856	13,030,545
JD Sports Fashion PLC	2,852,439	2,657,882
Johnson Matthey PLC	235,440	5,889,702
Jupiter Fund Management PLC	992,769	2,181,067
Keller Group PLC	118,649	3,007,206
Kingfisher PLC	4,116,144	15,404,540
Lancashire Holdings Ltd.	235,486	1,813,526
Land Securities Group PLC REIT	1,339,193	9,765,940
Legal & General Group PLC	6,986,558	22,692,035
Lloyds Banking Group PLC	80,449,096	97,961,812
London Stock Exchange Group PLC	542,600	63,424,245
LondonMetric Property PLC REIT	2,793,255	6,685,486
M&G PLC	3,016,801	10,820,849
Man Group PLC	2,993,061	9,930,520
Marks & Spencer Group PLC	3,329,559	14,893,211
Security Description	Shares	Value
Marshalls PLC	365,854	$677,362
Melrose Industries PLC	1,649,523	10,937,030
Mobico Group PLC (b)	750,716	171,463
MONY Group PLC	984,966	1,950,909
National Grid PLC	5,876,596	98,379,432
NatWest Group PLC	9,763,417	71,224,561
NewRiver REIT PLC (a)	1,510,735	1,386,575
Next PLC	125,513	20,978,887
Ninety One PLC	429,269	1,287,258
Nomad Foods Ltd.	173,323	1,665,634
Ocado Group PLC (a) (b)	646,267	1,534,443
Oxford Nanopore Technologies PLC (a) (b)	1,280,651	1,871,183
Pearson PLC	1,280,297	16,707,681
Pennon Group PLC	537,720	3,754,637
Persimmon PLC	183,435	2,584,655
Petrofac Ltd. (a) (b)	304,334	15,953
Playtech PLC	578,116	2,546,286
Primary Health Properties PLC REIT	3,091,934	3,704,255
Quilter PLC (e)	2,385,123	5,491,624
Reckitt Benckiser Group PLC	813,255	54,565,686
RELX PLC (d)	1,487,810	48,578,476
RELX PLC (d)	707,495	23,330,326
Rentokil Initial PLC	2,185,645	13,459,914
Rightmove PLC	1,205,328	6,817,216
Rolls-Royce Holdings PLC	10,728,358	160,149,452
Rotork PLC	1,293,291	5,331,274
RS Group PLC	655,841	4,843,200
S4 Capital PLC (a)	210,987	77,348
Sage Group PLC	1,325,642	14,645,776
Schroders PLC	794,570	6,019,605
Segro PLC REIT	1,574,207	13,364,681
Serco Group PLC	2,139,504	8,040,883
Severn Trent PLC	282,446	11,509,055
Shaftesbury Capital PLC REIT	2,125,199	3,573,185
Smith & Nephew PLC	1,130,242	17,661,824
Smiths Group PLC	618,456	18,594,711
Spirax Group PLC	85,641	7,538,393
SSE PLC	1,597,417	54,664,004
SSP Group PLC	770,800	1,777,777
St. James's Place PLC	618,107	9,589,619
Standard Chartered PLC	2,177,359	44,648,431
Standard Life PLC	664,146	5,942,363
Subsea 7 SA	297,495	9,174,413
Supermarket Income REIT PLC (a)	2,947,496	3,078,394
Tate & Lyle PLC	922,505	4,403,754
Taylor Wimpey PLC	2,911,576	3,406,398
Telecom Plus PLC	72,169	1,229,586
Tesco PLC	8,250,967	51,475,855
THG PLC (a) (b)	874,006	335,162
TP ICAP Group PLC	967,521	3,463,985
Trainline PLC (b) (e)	334,502	1,001,314
Travis Perkins PLC	169,520	1,263,034
Tritax Big Box REIT PLC	2,864,843	5,338,125
See accompanying notes to financial statements.
33

STATE STREET SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Trustpilot Group PLC (b) (e)	648,805	$1,651,267
Unilever PLC (d)	2,689,201	148,906,930
UNITE Group PLC REIT	329,132	1,974,819
United Utilities Group PLC	839,093	14,550,624
Vanquis Banking Group PLC (b)	132,101	195,802
Verisure PLC (a) (b)	270,480	2,773,347
Victrex PLC (a)	110,955	834,003
Vistry Group PLC (a) (b)	434,526	1,902,390
Vodafone Group PLC	31,912,896	47,680,620
Weir Group PLC	304,970	11,252,541
WH Smith PLC	126,479	957,362
Whitbread PLC	302,762	9,166,827
Wickes Group PLC	188,614	519,836
Wise PLC Class A (b)	546,669	6,509,655
Workspace Group PLC REIT	280,031	1,261,080
WPP PLC	1,586,538	4,885,209
Zegona Communications PLC	258,940	5,600,009
		3,086,190,111
UNITED STATES — 7.2%
Access Bio, Inc. KDR (b)	87,457	158,738
Acerinox SA (a)	327,157	4,508,325
Aegon Ltd.	1,828,895	13,123,969
Alcon AG	614,866	45,344,981
AP Moller - Maersk AS Class A	2,079	5,042,506
AP Moller - Maersk AS Class B	7,505	18,579,081
ARM Holdings PLC ADR (a) (b)	173,209	26,203,057
BP PLC	20,375,279	162,905,934
Brightstar Lottery PLC (a)	154,219	1,964,750
Buzzi SpA (a)	133,684	6,635,642
Carnival PLC	333,696	8,294,842
Constellium SE (b)	95,451	2,346,186
Energy Fuels, Inc. (a) (b)	186,232	3,404,234
Experian PLC	1,278,736	43,809,249
Ferroglobe PLC	159,681	657,886
Ferrovial SE	605,276	38,649,847
Fiverr International Ltd. (a) (b)	72,483	726,280
GFL Environmental, Inc.	230,169	9,570,927
GSK PLC	4,856,472	132,183,228
Haleon PLC	10,939,881	53,925,933
Hecla Mining Co.	18,638	347,226
Holcim AG	607,677	49,095,129
ICON PLC (b)	95,908	10,613,179
Inmode Ltd. (a) (b)	64,455	881,744
InterContinental Hotels Group PLC	225,169	29,362,038
James Hardie Industries PLC CDI (b)	741,455	13,254,169
JFrog Ltd. (b)	148,258	6,957,748
Monday.com Ltd. (b)	40,254	2,781,954
Nestle SA	3,126,856	305,155,930
Nordic American Tankers Ltd. (a)	865,662	5,072,779
Novartis AG	2,324,701	349,652,620
PolyPeptide Group AG (a) (b) (e)	22,100	779,709
Security Description	Shares	Value
Qiagen NV	246,220	$9,856,970
Reliance Worldwide Corp. Ltd. (a)	920,116	1,922,072
RHI Magnesita NV	1,275	39,680
Roche Holding AG	833,823	326,556,030
Roche Holding AG Class BR, Bearer Shares	30,870	12,570,050
Sanofi SA	1,316,198	125,446,793
Schneider Electric SE	674,121	177,947,035
Shell PLC	7,001,032	330,791,729
Signify NV (a) (e)	173,130	3,602,615
Sinch AB (a) (b) (e)	731,718	1,893,384
Spotify Technology SA (b)	181,082	87,808,473
Stellantis NV (a)	2,516,792	17,570,175
Stratasys Ltd. (b)	119,556	933,732
Sunococorp LLC	18	1,110
Swiss Re AG (a)	351,999	57,910,855
Tenaris SA	445,266	13,082,403
UroGen Pharma Ltd. (a) (b)	184,862	3,323,819
Waste Connections, Inc. (a)	305,368	49,456,684
Zymeworks, Inc. (b)	79,878	2,000,145
		2,574,703,574
ZAMBIA — 0.1%
First Quantum Minerals Ltd. (b)	743,131	17,710,965
TOTAL COMMON STOCKS (Cost $26,936,310,281)		35,337,454,919
RIGHTS — 0.0% *
CANADA — 0.0% *
Pan American Silver Corp. (expiring 02/22/29) (b)	32,412	19,447
ITALY — 0.0% *
Telecom Italia SpA (expiring 04/30/26) (b)	21,068,782	437
SINGAPORE — 0.0% *
CapitaLand Ascendas REIT (expiring 04/15/26) (b)	82,312	7,656
SOUTH KOREA — 0.0% *
Lunit, Inc. (expiring 04/23/26) (b)	13,804	53,174
TOTAL RIGHTS (Cost $14,245)		80,714
WARRANTS — 0.0%
CANADA — 0.0%
Constellation Software, Inc. (expiring 03/31/40) (b) (c) (Cost $0)	15,020	—
SHORT-TERM INVESTMENTS — 3.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.64% (f) (g)	17,868,092	17,868,092
See accompanying notes to financial statements.
34

STATE STREET SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (h) (i)	1,201,583,594	$1,201,583,594
TOTAL SHORT-TERM INVESTMENTS (Cost $1,219,451,686)		1,219,451,686
TOTAL INVESTMENTS — 102.5% (Cost $28,155,776,212)		36,556,987,319
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.5)%		(906,885,750)
NET ASSETS — 100.0%		$35,650,101,569

(a)	All or a portion of the shares of the security are on loan at March 31, 2026.
(b)	Non-income producing security.
(c)
Fair valued as determined in good faith by the Trust's
Oversight Committee in accordance with policy and
procedures approved by the Board of Trustees. Security
value is determined based on significant unobservable
inputs and is classified as Level 3. As of March 31, 2026,
total aggregate fair value of the securities is $181,452,
representing less than 0.05% of the Fund's net assets.

(d)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(e)
Securities purchased pursuant to Rule 144A of the
Securities Act of 1933, as amended. These securities,
which represent 1.0% of net assets as of March 31, 2026,
may be resold in transactions exempt from registration,
normally to qualified institutional buyers.

(f)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended March 31, 2026
are shown in the Affiliate Table below.

(g)	The rate shown is the annualized seven-day yield at March 31, 2026.
(h)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2026 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.

*	Amount is less than 0.05% of net assets.

Abbreviations:
ADR	American Depositary Receipt
CDI	CREST Depository Interest
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
At March 31, 2026, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Index (long)	530	06/19/2026	$75,473,779	$76,879,137	$1,405,358
S&P/TSX 60 Index (long)	339	06/18/2026	92,143,454	92,686,640	543,186
					$1,948,544
During the period ended March 31, 2026, the average notional value related to futures contracts was $135,976,628.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$35,330,329,038	$6,944,429	$181,452	$35,337,454,919
Rights	19,447	61,267	—	80,714
Warrants	—	—	0 (a)	0
Short-Term Investments	1,219,451,686	—	—	1,219,451,686
TOTAL INVESTMENTS	$36,549,800,171	$7,005,696	$181,452	$36,556,987,319
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$1,948,544	$—	$—	$1,948,544
TOTAL OTHER FINANCIAL INSTRUMENTS:	$1,948,544	$—	$—	$1,948,544

(a)	The Fund held a Level 3 security that was valued at $0 at March 31, 2026.
See accompanying notes to financial statements.
35

STATE STREET SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Sector Breakdown as of March 31, 2026

% of Net Assets
Financials	23.0%
Industrials	18.5
Information Technology	10.9
Health Care	8.8
Consumer Discretionary	8.4
Materials	7.7
Consumer Staples	6.1
Energy	5.8
Communication Services	3.8
Utilities	3.6
Real Estate	2.5
Short-Term Investments	3.4
Liabilities in Excess of Other Assets	(2.5)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/25	Value at 9/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/26	Value at 3/31/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	39,783,529	$39,783,529	$1,037,357,203	$1,059,272,640	$—	$—	17,868,092	$17,868,092	$1,060,319
State Street Navigator Securities Lending Portfolio II	846,724,173	846,724,173	2,177,065,293	1,822,205,872	—	—	1,201,583,594	1,201,583,594	2,195,355
Total		$886,507,702	$3,214,422,496	$2,881,478,512	$—	$—		$1,219,451,686	$3,255,674
See accompanying notes to financial statements.
36

STATE STREET SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
ARGENTINA — 0.0% *
Vista Energy SAB de CV ADR (a)	102,585	$7,742,090
BRAZIL — 5.4%
Afya Ltd. Class A (b)	24,429	363,259
Allos SA	949,373	5,515,943
Ambev SA ADR (b)	5,258,298	15,354,230
Anima Holding SA	137,747	113,427
Auren Energia SA	185,932	425,134
Axia Energia ADR (b)	1,840,476	20,760,569
Axia Energia Class C, ADR (a) (b)	474,375	5,180,175
Azzas 2154 SA	30,424	149,733
B3 SA - Brasil Bolsa Balcao	10,531,723	37,109,452
Banco Bradesco SA	1,522,990	4,873,498
Banco Bradesco SA ADR	9,754,809	35,605,053
Banco BTG Pactual SA	1,636,381	17,639,366
Banco do Brasil SA	4,651,580	20,487,814
Banco Santander Brasil SA	89,640	525,966
BB Seguridade Participacoes SA	1,020,759	6,804,474
Bradespar SA Preference Shares	1,008,873	4,455,158
Braskem SA Class A, ADR (a)	325,022	1,189,581
Brava Energia (a)	268,743	1,058,617
CI&T, Inc. Class A (a) (b)	43,472	220,403
Cia Brasileira de Distribuicao ADR (a)	599,700	253,801
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	862,125	26,124,858
Cia Energetica de Minas Gerais ADR (b)	7,067,765	16,891,958
Cia Siderurgica Nacional SA ADR (a) (b)	1,671,472	2,072,625
Cogna Educacao SA	3,725,715	2,254,571
Cosan SA (a)	2,448,559	2,522,668
CVC Brasil Operadora e Agencia de Viagens SA (a)	197,909	75,041
Cyrela Brazil Realty SA Empreendimentos e Participacoes	1,191,978	6,236,145
Dexco SA (a)	1,475,192	1,330,567
Embraer SA	1,857,742	27,375,453
Eneva SA (a)	2,796,668	13,142,645
Engie Brasil Energia SA	315,061	1,980,764
Equatorial SA	924,252	7,216,031
Gerdau SA ADR	3,117,920	11,255,691
Hapvida Participacoes e Investimentos SA (a) (c)	451,268	872,817
Hypera SA (d)	361,696	1,612,479
Hypera SA (a) (d)	3,923	18,173
Inter & Co., Inc. BDR	183,487	1,451,185
IRB-Brasil Resseguros SA (a)	46,267	483,761
Itau Unibanco Holding SA ADR	8,094,006	67,827,770
Itausa SA Preference Shares	11,875,053	31,791,427
Security Description	Shares	Value
Kepler Weber SA	105,746	$166,255
Klabin SA	900,775	3,365,432
Localiza Rent a Car SA	1,059,040	9,527,801
Lojas Renner SA	2,704,638	7,748,329
LWSA SA (c)	246,928	179,689
Magazine Luiza SA	500,615	840,757
Marcopolo SA Preference Shares	1,287,464	1,528,601
MBRF Global Foods Co. SA	670,831	2,779,954
MBRF Global Foods Co. SA ADR	2,842	11,510
Metalurgica Gerdau SA Preference Shares	4,372,988	7,151,604
Mills Locacao Servicos e Logistica SA	42,908	113,639
MMX Mineracao e Metalicos SA (a) (e)	20,968	—
Motiva Infraestrutura de Mobilidade SA	1,386,744	4,198,513
MRV Engenharia e Participacoes SA (a)	264,174	398,137
Natura Cosmeticos SA (a)	1,606,256	3,211,312
Nexa Resources SA	37,105	392,942
NU Holdings Ltd. Class A (a)	4,808,715	69,101,235
OI SA ADR (a) (b)	208	—
Pagseguro Digital Ltd. Class A	311,933	3,125,569
Petroleo Brasileiro SA - Petrobras ADR (b) (d)	2,916,320	54,681,000
Petroleo Brasileiro SA - Petrobras ADR (d)	2,446,364	50,762,053
PRIO SA (a)	979,346	12,417,296
Raia Drogasil SA	1,734,169	7,814,130
Rede D'Or Sao Luiz SA (c)	1,347,672	10,057,311
Rumo SA	1,539,923	4,792,031
Sendas Distribuidora SA	1,090,279	1,979,308
StoneCo Ltd. Class A (a) (b)	370,265	5,228,142
Suzano SA	542,312	5,389,939
Suzano SA ADR (b)	489,235	4,897,242
Telefonica Brasil SA	2,279,280	17,996,096
TIM SA ADR (b)	604,514	16,013,576
TOTVS SA	562,573	3,764,169
Ultrapar Participacoes SA	1,488,558	8,186,862
Uniao Pet Participacoes SA (a)	219,454	145,828
Usinas Siderurgicas de Minas Gerais SA Usiminas ADR (a)	2,107,485	2,571,132
Vale SA	276,415	4,365,938
Vale SA ADR	4,963,341	78,966,755
Vibra Energia SA	1,420,399	8,600,813
VTEX Class A (a) (b)	215,251	861,004
WEG SA	2,653,051	25,916,014
XP, Inc. BDR	72,303	1,354,137
YDUQS Participacoes SA	650,234	1,507,930
		842,732,267
CAYMAN ISLANDS — 0.0% *
Gracell Biotechnologies, Inc. ADR (a) (b)	1,110	56
See accompanying notes to financial statements.
37

STATE STREET SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
CHILE — 0.6%
Banco de Chile	25,572,384	$4,604,459
Banco Santander Chile	8,516,499	699,591
Cencosud SA	1,462,764	3,961,656
Cia Sud Americana de Vapores SA	3,593,259	186,646
Empresas Copec SA	1,140,375	7,816,560
Enel Americas SA	30,928,988	2,626,799
Enel Chile SA ADR (b)	2,576,153	10,150,043
Falabella SA	2,934,350	17,818,985
Latam Airlines Group SA	156,466,615	3,822,390
Parque Arauco SA	5,076,870	20,553,029
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares (a)	248,840	19,974,679
		92,214,837
CHINA — 30.7%
360 Security Technology, Inc. Class A	977,500	1,514,363
37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	1,439,230	4,461,453
3peak, Inc. Class A (a)	19,597	487,832
3S Industry Group, Inc. Class A	31,500	186,673
3SBio, Inc. (c)	2,232,500	6,446,749
AAC Technologies Holdings, Inc.	1,714,132	7,236,776
Abbisko Cayman Ltd. (a)	561,000	865,091
Accelink Technologies Co. Ltd. Class A	45,100	550,470
ACM Research Shanghai, Inc. Class A	28,886	592,258
Acrobiosystems Co. Ltd. Class A	45,990	291,520
Addsino Co. Ltd. Class A (a)	623,800	2,570,453
Advanced Fiber Resources Zhuhai Ltd. Class A	38,700	997,547
Advanced Micro-Fabrication Equipment, Inc. China Class A	100,644	4,464,550
Advanced Technology & Materials Co. Ltd. Class A	312,500	932,971
AECC Aero Science & Technology Co. Ltd. Class A (a)	265,000	1,511,337
AECC Aviation Power Co. Ltd. Class A	450,100	3,132,003
Agora, Inc. ADR (a)	90,552	320,554
Agricultural Bank of China Ltd. Class A	15,759,700	15,288,052
Agricultural Bank of China Ltd. Class H	47,001,216	33,391,594
Aier Eye Hospital Group Co. Ltd. Class A	959,017	1,320,493
AIMA Technology Group Co. Ltd. Class A	249,314	1,167,751
Air China Ltd. Class H (a)	6,145,443	3,582,138
Airtac International Group	82,669	2,567,730
AK Medical Holdings Ltd. (b) (c)	334,000	263,274
Akeso, Inc. (a) (b) (c)	742,000	12,322,186
Security Description	Shares	Value
Alibaba Group Holding Ltd.	26,545,300	$402,909,454
Alibaba Health Information Technology Ltd. (a) (b)	6,086,000	3,617,352
All Winner Technology Co. Ltd. Class A	80,522	403,269
Alpha Group Class A (a)	988,700	1,100,830
Aluminum Corp. of China Ltd. Class H	13,033,495	18,701,923
Amlogic Shanghai Co. Ltd. Class A (a)	53,911	618,204
An Hui Wenergy Co. Ltd. Class A	609,900	743,533
Andon Health Co. Ltd. Class A	27,500	292,969
Angang Steel Co. Ltd. Class H (a)	6,633,231	1,269,081
Angelalign Technology, Inc. (c)	19,000	179,696
Anhui Conch Cement Co. Ltd. Class A	297,800	998,603
Anhui Conch Cement Co. Ltd. Class H	3,037,010	8,212,113
Anhui Construction Engineering Group Co. Ltd. Class A	960,400	782,871
Anhui Guangxin Agrochemical Co. Ltd. Class A	1,074,864	2,255,025
Anhui Gujing Distillery Co. Ltd. Class A	35,900	534,599
Anhui Gujing Distillery Co. Ltd. Class B	316,800	2,828,499
Anhui Honglu Steel Construction Group Co. Ltd. Class A	248,240	737,887
Anhui Huaheng Biotechnology Co. Ltd. Class A	33,650	138,172
Anhui Jiangnan Chemical Industry Co. Ltd. Class A	1,025,400	809,132
Anhui Jinhe Industrial Co. Ltd. Class A	295,900	989,661
Anhui Transport Consulting & Design Institute Co. Ltd. Class A	1,673,140	1,952,526
Anhui Yingjia Distillery Co. Ltd. Class A	86,700	407,973
Anji Microelectronics Technology Shanghai Co. Ltd. Class A	60,909	2,210,704
Anjoy Foods Group Co. Ltd. Class A	65,900	889,837
Anker Innovations Technology Co. Ltd. Class A	7,670	120,147
ANTA Sports Products Ltd.	2,027,906	19,580,175
Antengene Corp. Ltd. (a) (c)	1,339,500	802,996
Aoshikang Technology Co. Ltd. Class A	60,300	417,674
Aotecar New Energy Technology Group Co. Ltd. Class A	327,893	144,798
Apeloa Pharmaceutical Co. Ltd. Class A	613,900	1,584,814
APT Medical, Inc. Class A	32,982	1,193,793
Archermind Technology Co. Ltd. Class A (a)	13,650	72,235
Arcsoft Corp. Ltd. Class A	96,302	535,282
See accompanying notes to financial statements.
38

STATE STREET SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Ascentage Pharma Group International (a) (c)	237,600	$1,394,046
Ascletis Pharma, Inc. (a) (b) (c)	714,000	1,515,390
Asia - Potash International Investment Guangzhou Co. Ltd. Class A (a)	51,100	452,055
Asymchem Laboratories Tianjin Co. Ltd. Class A	25,760	413,140
ATRenew, Inc. ADR (a)	246,628	1,156,685
Autel Intelligent Technology Corp. Ltd. Class A	154,660	704,252
Autohome, Inc. ADR	85,144	1,478,951
Avary Holding Shenzhen Co. Ltd. Class A	301,300	2,275,880
AVIC Chengdu UAS Co. Ltd. Class A (a)	76,852	554,133
AviChina Industry & Technology Co. Ltd. Class H (b)	6,663,000	2,821,505
Bafang Electric Suzhou Co. Ltd. Class A	36,566	175,505
Baidu, Inc. Class A (a)	3,458,859	46,631,642
Bank of China Ltd. Class A	5,132,400	4,362,024
Bank of China Ltd. Class H	114,995,074	72,896,803
Bank of Communications Co. Ltd. Class A	2,432,700	2,465,562
Bank of Communications Co. Ltd. Class H	37,921,841	34,051,397
Bank of Ningbo Co. Ltd. Class A	677,990	2,989,097
Baoshan Iron & Steel Co. Ltd. Class A	1,658,700	1,539,413
BBMG Corp. Class H (b)	2,537,000	242,692
Beijing Aerospace Shenzhou Intelligent Equipment Technology Co. Ltd. Class A	251,006	887,481
Beijing Baination Pictures Co. Ltd. Class A (a)	290,800	281,255
Beijing BDStar Navigation Co. Ltd. Class A (a)	313,100	1,717,206
Beijing Capital International Airport Co. Ltd. Class H (a)	7,133,490	1,665,045
Beijing Certificate Authority Co. Ltd. Class A	21,150	82,619
Beijing Changjiu Logistics Corp. Class A	225,200	223,677
Beijing Chunlizhengda Medical Instruments Co. Ltd. Class A	54,478	158,227
Beijing Compass Technology Development Co. Ltd. Class A	38,570	543,254
Beijing CTJ Information Technology Co. Ltd. Class A	39,798	143,134
Beijing Dabeinong Technology Group Co. Ltd. Class A	929,700	533,049
Beijing Easpring Material Technology Co. Ltd. Class A	400,500	2,978,221
Beijing Enterprises Holdings Ltd.	1,682,000	6,414,607
Beijing Enterprises Water Group Ltd.	13,326,000	4,606,191
Security Description	Shares	Value
Beijing GeoEnviron Engineering & Technology, Inc. Class A	2,048,848	$4,434,864
Beijing Hotgen Biotech Co. Ltd. Class A (a)	42,647	755,169
Beijing Huafeng Test & Control Technology Co. Ltd. Class A	21,628	822,946
Beijing Jingcheng Machinery Electric Co. Ltd. Class A (a)	98,700	159,053
Beijing Jingyuntong Technology Co. Ltd. Class A (a)	300,200	217,760
Beijing Kingsoft Office Software, Inc. Class A	48,285	1,632,827
Beijing Oriental Jicheng Co. Ltd. Class A	348,400	1,210,146
Beijing Relpow Technology Co. Ltd. Class A (a)	56,898	187,334
Beijing Shiji Information Technology Co. Ltd. Class A	652,046	929,916
Beijing Shougang Co. Ltd. Class A	170,500	115,284
Beijing SL Pharmaceutical Co. Ltd. Class A	609,650	669,964
Beijing Sun-Novo Pharmaceutical Research Co. Ltd. Class A	179,483	1,667,833
Beijing Tieke Shougang Railway-Tech Co. Ltd. Class A	64,462	204,025
Beijing Tricolor Technology Co. Ltd. Class A	42,600	853,702
Beijing Ultrapower Software Co. Ltd. Class A	98,300	132,647
Beijing United Information Technology Co. Ltd. Class A	74,045	266,089
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. Class A (a)	49,344	283,989
Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd. Class A	11,100	79,489
Beijing Zhidemai Technology Co. Ltd. Class A	34,400	242,957
Beijing-Shanghai High Speed Railway Co. Ltd. Class A	697,200	510,784
Bengang Steel Plates Co. Ltd. Class A (a)	573,500	269,865
Bestechnic Shanghai Co. Ltd. Class A	32,608	829,470
Bethel Automotive Safety Systems Co. Ltd. Class A	230,900	1,469,640
BGI Genomics Co. Ltd. Class A (a)	20,100	115,972
Biem.L.Fdlkk Garment Co. Ltd. Class A	364,863	904,405
Bilibili, Inc. Class Z (a) (b)	349,796	7,615,900
Bio-Thera Solutions Ltd. Class A (a)	224,431	705,459
Bloomage Biotechnology Corp. Ltd. Class A	10,172	60,236
See accompanying notes to financial statements.
39

STATE STREET SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Blue Sail Medical Co. Ltd. Class A (a)	272,900	$314,518
Bluefocus Intelligent Communications Group Co. Ltd. Class A	1,439,960	3,085,614
BMC Medical Co. Ltd. Class A	10,220	99,719
BOE Technology Group Co. Ltd. Class A	2,355,900	1,333,715
BOE Technology Group Co. Ltd. Class B	1,949,900	768,500
Bosideng International Holdings Ltd.	6,566,000	3,349,915
Brilliance China Automotive Holdings Ltd. (b)	404,000	142,736
B-Soft Co. Ltd. Class A (a)	572,619	389,666
BYD Co. Ltd. Class A	917,509	13,981,760
BYD Co. Ltd. Class H	5,116,665	69,047,111
BYD Electronic International Co. Ltd. (b)	1,601,000	5,636,030
C*Core Technology Co. Ltd. Class A (a)	110,095	523,002
Caitong Securities Co. Ltd. Class A	348,440	384,426
CALB Group Co. Ltd. Class H (a) (b) (c)	98,800	398,970
Cambricon Technologies Corp. Ltd. Class A (a)	50,219	7,147,448
Canaan, Inc. ADR (a) (b)	203,896	88,042
Canmax Technologies Co. Ltd. Class A	41,080	347,949
CanSino Biologics, Inc. Class A (a)	12,621	122,433
CanSino Biologics, Inc. Class H (a) (c)	34,400	136,894
CARsgen Therapeutics Holdings Ltd. (a) (b) (c)	536,500	1,180,407
Castech, Inc. Class A	301,680	2,971,068
CECEP Wind-Power Corp. Class A	1,574,180	975,501
Central China Land Media Co. Ltd. Class A	81,100	156,289
Central China Securities Co. Ltd. Class A	1,006,000	586,992
CETC Chips Technology, Inc. Class A (a)	337,600	778,171
CETC Digital Technology Co. Ltd. Class A	339,890	1,111,199
CETC Potevio Science&Technology Co. Ltd. Class A	677,181	2,534,514
CGN New Energy Holdings Co. Ltd.	364,000	116,533
CGN Nuclear Technology Development Co. Ltd. Class A (a)	616,400	684,522
CGN Power Co. Ltd. Class H (c)	23,627,000	10,607,770
Changchun High-Tech Industry Group Co. Ltd. Class A	12,025	149,505
Security Description	Shares	Value
Changchun UP Optotech Co. Ltd. Class A	73,703	$502,828
Changjiang Securities Co. Ltd. Class A	960,100	953,608
Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	28,300	499,932
Chengdu ALD Aviation Manufacturing Corp. Class A (a)	301,800	1,186,365
Chengdu Guoguang Electric Co. Ltd. Class A (a)	15,241	186,907
Chengdu Hongqi Chain Co. Ltd. Class A	1,997,986	1,602,624
Chengdu Information Technology of Chinese Academy of Sciences Co. Ltd. Class A	20,800	85,258
Chengdu RML Technology Co. Ltd. Class A	86,072	573,257
Chengdu Xuguang Electronics Co. Ltd. Class A	744,700	1,528,928
China Baoan Group Co. Ltd. Class A	668,500	852,721
China Cinda Asset Management Co. Ltd. Class H (b)	21,465,000	3,093,728
China CITIC Bank Corp. Ltd. Class H	16,553,208	16,679,465
China Coal Energy Co. Ltd. Class H (b)	6,726,750	11,325,362
China Communications Services Corp. Ltd. Class H	152,000	81,814
China Conch Environment Protection Holdings Ltd. (a)	2,671,200	173,760
China Conch Venture Holdings Ltd.	3,388,200	4,935,237
China Construction Bank Corp. Class H	138,612,351	148,332,648
China CSSC Holdings Ltd. Class A	341,900	1,526,662
China Datang Corp. Renewable Power Co. Ltd. Class H (b)	3,079,000	612,643
China Education Group Holdings Ltd. (a)	505,578	170,886
China Everbright Bank Co. Ltd. Class A	1,277,300	593,646
China Everbright Environment Group Ltd.	7,060,111	4,835,692
China Feihe Ltd. (b) (c)	3,678,000	1,632,540
China Galaxy Securities Co. Ltd. Class A	340,700	628,450
China Galaxy Securities Co. Ltd. Class H	6,765,400	6,817,002
China Gas Holdings Ltd.	5,432,452	4,954,214
China Great Wall Securities Co. Ltd. Class A	299,100	384,988
China Greatwall Technology Group Co. Ltd. Class A (a)	350,300	746,075
See accompanying notes to financial statements.
40

STATE STREET SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
China High Speed Railway Technology Co. Ltd. Class A (a)	1,602,800	$758,851
China Hongqiao Group Ltd.	2,010,000	8,911,456
China International Capital Corp. Ltd. Class A	66,500	311,862
China International Capital Corp. Ltd. Class H (c)	1,327,600	2,907,438
China International Marine Containers Group Co. Ltd. Class H (b)	326,260	405,734
China Jinmao Holdings Group Ltd.	984,333	161,959
China Jushi Co. Ltd. Class A	247,900	872,551
China Leadshine Technology Co. Ltd. Class A	52,700	271,638
China Lesso Group Holdings Ltd.	3,288,000	2,071,723
China Life Insurance Co. Ltd. Class H	13,760,490	43,175,946
China Literature Ltd. (a) (b) (c)	565,000	1,831,879
China Longyuan Power Group Corp. Ltd. Class H	6,574,000	5,978,498
China Medical System Holdings Ltd. (b)	3,388,000	5,781,924
China Mengniu Dairy Co. Ltd.	6,028,085	13,224,543
China Merchants Bank Co. Ltd. Class A	2,111,762	12,022,309
China Merchants Bank Co. Ltd. Class H	5,407,899	33,991,641
China Merchants Energy Shipping Co. Ltd. Class A	619,100	1,466,471
China Merchants Port Holdings Co. Ltd.	4,895,081	9,140,581
China Merchants Securities Co. Ltd. Class A	971,741	2,172,337
China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	343,057	417,726
China Minsheng Banking Corp. Ltd. Class H	16,809,379	7,868,475
China National Accord Medicines Corp. Ltd. Class B	918,254	1,602,219
China National Building Material Co. Ltd. Class H	5,679,982	3,448,473
China National Gold Group Gold Jewellery Co. Ltd. Class A	247,500	339,714
China National Nuclear Power Co. Ltd. Class A	2,842,400	3,724,459
China National Software & Service Co. Ltd. Class A (a)	300,470	1,577,460
China Nonferrous Mining Corp. Ltd.	242,000	354,657
China Northern Rare Earth Group High-Tech Co. Ltd. Class A	366,700	2,531,492
China Oilfield Services Ltd. Class H	5,974,422	6,881,078
Security Description	Shares	Value
China Overseas Land & Investment Ltd.	6,715,494	$9,893,109
China Pacific Insurance Group Co. Ltd. Class A	655,638	3,520,873
China Pacific Insurance Group Co. Ltd. Class H	4,638,333	18,860,495
China Petroleum & Chemical Corp. Class H	46,537,492	26,651,532
China Power International Development Ltd. (b)	10,618,511	4,279,801
China Publishing & Media Co. Ltd. Class A	259,400	238,116
China Railway Group Ltd. Class H	13,538,487	6,976,287
China Rare Earth Nonferrous Metals Co. Ltd. Class A (a)	51,200	582,372
China Rare Earth Resources & Technology Co. Ltd. Class A (a)	293,700	2,040,723
China Resources Beer Holdings Co. Ltd.	2,109,430	6,898,521
China Resources Building Materials Technology Holdings Ltd. (b)	738,000	141,195
China Resources Gas Group Ltd.	982,700	2,385,243
China Resources Land Ltd.	5,105,820	18,651,397
China Resources Microelectronics Ltd. Class A	43,233	278,801
China Resources Mixc Lifestyle Services Ltd. (c)	611,800	3,670,706
China Resources Power Holdings Co. Ltd. (b)	5,193,155	12,088,350
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	46,574	188,408
China Science Publishing & Media Ltd. Class A	70,302	232,789
China Shenhua Energy Co. Ltd. Class A	579,837	3,924,795
China Shenhua Energy Co. Ltd. Class H	6,594,088	38,789,742
China Southern Airlines Co. Ltd. Class H (a) (b)	5,932,387	2,950,985
China Southern Power Grid Energy Storage Co. Ltd. Class A	323,100	653,993
China Southern Power Grid Technology Co. Ltd. Class A	29,084	243,942
China State Construction Engineering Corp. Ltd. Class A	2,776,400	2,013,952
China State Construction International Holdings Ltd. (b)	700,000	743,731
China Suntien Green Energy Corp. Ltd. Class A	370,000	458,034
China Taiping Insurance Holdings Co. Ltd.	2,704,635	7,064,989
See accompanying notes to financial statements.
41

STATE STREET SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
China Testing & Certification International Group Co. Ltd. Class A	2,464,282	$2,222,838
China Three Gorges Renewables Group Co. Ltd. Class A	3,045,500	1,878,441
China Tianying, Inc. Class A	1,320,100	1,293,972
China Tourism Group Duty Free Corp. Ltd. Class A	334,900	3,412,666
China Tower Corp. Ltd. Class H (c)	6,506,800	8,863,629
China TransInfo Technology Co. Ltd. Class A	671,800	930,854
China Travel International Investment Hong Kong Ltd. (a) (b)	17,762,000	2,537,364
China United Network Communications Ltd. Class A	2,901,600	1,869,506
China Vanke Co. Ltd. Class A (a)	1,012,400	584,863
China Vanke Co. Ltd. Class H (a) (b)	2,686,600	997,169
China Wafer Level CSP Co. Ltd. Class A	33,900	129,382
China World Trade Center Co. Ltd. Class A	298,500	898,521
China Yangtze Power Co. Ltd. Class A	3,068,200	12,012,123
China Yongda Automobiles Services Holdings Ltd. (b)	1,760,500	312,122
China Zhenhua Group Science & Technology Co. Ltd. Class A	314,307	2,065,588
ChinaCache International Holdings Ltd. ADR (a) (e)	18,355	—
Chinasoft International Ltd. (b)	1,074,000	449,315
Chinese Universe Publishing & Media Group Co. Ltd. Class A	369,700	452,845
Chipsea Technologies Shenzhen Corp. Ltd. Class A (a)	119,403	506,020
Chongqing Brewery Co. Ltd. Class A	27,511	225,770
Chongqing Changan Automobile Co. Ltd. Class A	340,652	493,220
Chongqing Changan Automobile Co. Ltd. Class B	4,819,010	2,477,055
Chongqing Department Store Co. Ltd. Class A	24,800	79,678
Chongqing Fuling Electric Power Industrial Co. Ltd. Class A	212,098	347,012
Chongqing Gas Group Corp. Ltd. Class A	301,900	239,100
Chongqing Genrix Biopharmaceutical Co. Ltd. Class A (a)	325,986	1,211,114
Chongqing Iron & Steel Co. Ltd. Class A (a)	1,275,500	262,240
Chongqing Millison Technologies, Inc. Class A (a)	73,600	410,695
Security Description	Shares	Value
Chongqing Three Gorges Water Conservancy & Electric Power Co. Ltd. Class A	276,600	$268,322
Chongqing Zhifei Biological Products Co. Ltd. Class A (a)	394,200	853,842
Chongyi Zhangyuan Tungsten Industry Co. Ltd. Class A	86,710	393,081
Chow Tai Seng Jewellery Co. Ltd. Class A	363,743	628,823
CIG Shanghai Co. Ltd. Class A	28,700	422,187
Circuit Fabology Microelectronics Equipment Co. Ltd. Class A	66,595	1,864,780
CITIC Ltd.	9,791,961	14,762,503
Citic Pacific Special Steel Group Co. Ltd. Class A	327,050	773,741
CITIC Press Corp. Class A	44,200	187,252
CITIC Resources Holdings Ltd.	4,154,000	275,513
CITIC Securities Co. Ltd. Class A	1,406,370	4,895,121
CITIC Securities Co. Ltd. Class H	3,628,225	11,004,718
CITIC Telecom International Holdings Ltd.	3,265,000	1,128,562
Client Service International, Inc. Class A (a)	556,450	1,061,063
CMOC Group Ltd. Class A	3,785,257	9,399,157
CMOC Group Ltd. Class H	1,092,000	2,242,443
CMST Development Co. Ltd. Class A	613,500	489,436
CNGR Advanced Material Co. Ltd. Class A	68,040	486,654
CNPC Capital Co. Ltd. Class A	258,900	382,350
COFCO Biotechnology Co. Ltd. Class A (a)	306,700	299,742
COL Group Co. Ltd. Class A (a)	87,100	336,460
Contemporary Amperex Technology Co. Ltd. Class A	633,027	36,817,430
COSCO SHIPPING Development Co. Ltd. Class H	16,419,709	2,366,556
COSCO SHIPPING Energy Transportation Co. Ltd. Class H (b)	4,952,000	11,324,885
COSCO SHIPPING Holdings Co. Ltd. Class A	742,600	1,613,857
COSCO SHIPPING Holdings Co. Ltd. Class H (b)	8,382,562	15,930,738
COSCO SHIPPING Ports Ltd.	6,608,986	4,349,681
Country Garden Services Holdings Co. Ltd.	3,041,000	2,292,328
CQ Pharmaceutical Holding Co. Ltd. Class A	1,334,900	1,101,674
CRRC Corp. Ltd. Class A	2,042,900	1,875,278
CSC Financial Co. Ltd. Class A	349,800	1,086,367
CSG Holding Co. Ltd. Class B	1,633,345	339,577
CSPC Pharmaceutical Group Ltd.	13,832,960	16,055,705
CStone Pharmaceuticals (a) (b) (c)	1,431,500	1,588,486
See accompanying notes to financial statements.
42

STATE STREET SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
CTS International Logistics Corp. Ltd. Class A	680,490	$559,628
Daan Gene Co. Ltd. Class A (a)	1,677,719	1,435,609
Dajin Heavy Industry Co. Ltd. Class A	59,100	596,417
Dalian Huarui Heavy Industry Group Co. Ltd. Class A	945,000	908,509
Daqo New Energy Corp. ADR (a)	93,913	1,997,530
DaShenLin Pharmaceutical Group Co. Ltd. Class A	52,867	136,096
Datang Huayin Electric Power Co. Ltd. Class A (a)	1,477,300	1,617,037
Datang International Power Generation Co. Ltd. Class H (b)	18,252,000	5,843,285
Dazhong Transportation Group Co. Ltd. Class B	2,552,550	482,432
DHC Software Co. Ltd. Class A	276,200	318,322
Digital China Group Co. Ltd. Class A	363,600	1,756,748
Digital China Information Service Group Co. Ltd. Class A (a)	300,900	668,744
DingDong Cayman Ltd. ADR (a) (b)	162,195	416,841
Do-Fluoride New Materials Co. Ltd. Class A	377,300	1,519,754
Dongfang Electric Corp. Ltd. Class A	764,845	3,881,422
Dongfang Electric Corp. Ltd. Class H (b)	614,200	2,663,554
Dongfang Electronics Co. Ltd. Class A	323,600	566,453
Dongguan Aohai Technology Co. Ltd. Class A	32,200	213,526
Dongguan Dingtong Precision Metal Co. Ltd. Class A	33,550	611,572
Dongguan Eontec Co. Ltd. Class A (a)	405,400	1,019,560
Dongguan Yiheda Automation Co. Ltd. Class A	61,080	201,899
Dongguan Yutong Optical Technology Co. Ltd. Class A	236,250	787,078
Donghua Testing Technology Co. Ltd. Class A	80,800	405,012
Dongjiang Environmental Co. Ltd. Class A (a)	646,400	452,977
Dongyue Group Ltd.	2,807,000	3,873,848
Dosilicon Co. Ltd. Class A (a)	80,511	1,266,876
Double Medical Technology, Inc. Class A	305,800	1,938,397
DouYu International Holdings Ltd. ADR (a)	12,467	62,584
Eaglerise Electric & Electronic China Co. Ltd. Class A	52,070	266,129
East Buy Holding Ltd. (a) (b) (c)	351,500	1,217,665
East Money Information Co. Ltd. Class A	1,327,988	3,632,081
Security Description	Shares	Value
Eastcompeace Technology Co. Ltd. Class A	304,000	$835,849
Eastern Communications Co. Ltd. Class B	739,800	347,706
Easy Click Worldwide Network Technology Co. Ltd. Class A	41,700	277,308
Ecovacs Robotics Co. Ltd. Class A	102,900	909,111
EHang Holdings Ltd. ADR (a) (b)	46,764	454,078
Electric Connector Technology Co. Ltd. Class A	30,200	147,662
Empyrean Technology Co. Ltd. Class A	8,900	104,532
Eoptolink Technology, Inc. Ltd. Class A	98,725	6,329,995
Espressif Systems Shanghai Co. Ltd. Class A	62,648	1,333,017
Eve Energy Co. Ltd. Class A	312,399	2,814,744
Everbright Securities Co. Ltd. Class A	309,200	682,266
Everest Medicines Ltd. (a) (b) (c)	310,000	1,483,534
EverProX Technologies Co. Ltd. Class A	52,800	1,170,794
Far East Horizon Ltd.	6,302,000	5,658,794
FAW Jiefang Group Co. Ltd. Class A	623,700	599,616
Ferrotec Anhui Technology Development Co. Ltd. Class A	56,200	268,115
Fiberhome Telecommunication Technologies Co. Ltd. Class A	30,400	222,189
Fibocom Wireless, Inc. Class A	76,168	274,821
FinVolution Group ADR (b)	62,905	301,315
First Capital Securities Co. Ltd. Class A	593,900	613,101
First Tractor Co. Ltd. Class A	328,600	605,655
Flat Glass Group Co. Ltd. Class A (a)	353,100	725,453
Flat Glass Group Co. Ltd. Class H (a)	196,000	214,745
Focus Lightings Tech Co. Ltd. Class A	639,325	859,937
Focus Media Information Technology Co. Ltd. Class A	2,005,100	1,901,546
Focus Technology Co. Ltd. Class A	57,315	331,109
Focuslight Technologies, Inc. Class A (a)	30,672	1,443,250
Fortior Technology Shenzhen Co. Ltd. Class A	37,024	816,472
Foryou Corp. Class A	52,700	209,604
Foshan Haitian Flavouring & Food Co. Ltd. Class A	665,875	3,952,810
Foxconn Industrial Internet Co. Ltd. Class A	1,629,700	12,142,465
Fujian Apex Software Co. Ltd. Class A	16,080	66,702
Fujian Boss Software Development Co. Ltd. Class A	50,652	74,584
See accompanying notes to financial statements.
43

STATE STREET SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Fujian Funeng Co. Ltd. Class A	59,670	$89,850
Fujian Fuxin Software Development JSC Ltd. Class A	11,227	113,527
Fujian Mindong Electric Power Group Co. Ltd. Class A (a)	317,400	749,532
Fujian Star-net Communication Co. Ltd. Class A	350,600	1,293,423
Fujian Sunner Development Co. Ltd. Class A	303,800	778,557
Fujian Yongfu Power Engineering Co. Ltd. Class A	23,200	98,823
Fulin Precision Co. Ltd. Class A	538,696	1,801,711
Full Truck Alliance Co. Ltd. ADR	1,010,628	8,388,212
Fuyao Glass Industry Group Co. Ltd. Class A	796,254	6,571,370
Fuyao Glass Industry Group Co. Ltd. Class H (c)	172,000	1,286,676
Ganfeng Lithium Group Co. Ltd. Class A	742,237	8,423,203
Ganfeng Lithium Group Co. Ltd. Class H (c)	155,400	1,441,972
Gaona Aero Material Co. Ltd. Class A	67,340	176,474
Gaotu Techedu, Inc. ADR (a) (b)	320,767	628,703
G-bits Network Technology Xiamen Co. Ltd. Class A	14,600	766,708
GCL Energy Technology Co. Ltd. Class A	66,300	153,014
GCL System Integration Technology Co. Ltd. Class A (a)	886,800	609,886
GCL Technology Holdings Ltd. (a) (b)	24,306,000	2,666,151
GD Power Development Co. Ltd. Class A	2,421,800	1,697,122
GDS Holdings Ltd. Class A (a) (b)	1,442,800	7,110,761
Geely Automobile Holdings Ltd.	7,577,489	20,219,008
GEM Co. Ltd. Class A	1,083,800	1,238,100
Gemac Engineering Machinery Co. Ltd. Class A	219,200	415,441
Gemdale Corp. Class A (a)	253,300	100,121
GemPharmatech Co. Ltd. Class A	218,704	458,516
Genertec Universal Medical Group Co. Ltd. (c)	1,651,600	1,219,709
Genimous Technology Co. Ltd. Class A (a)	1,033,900	1,137,684
Genscript Biotech Corp. (a)	692,000	966,480
Getein Biotech, Inc. Class A	642,278	931,795
GF Securities Co. Ltd. Class H	4,055,400	7,448,504
Giant Biogene Holding Co. Ltd. (b) (c)	498,200	1,747,468
Giant Network Group Co. Ltd. Class A	664,300	3,033,579
Giantec Semiconductor Corp. Class A	43,815	654,177
Security Description	Shares	Value
GigaDevice Semiconductor, Inc. Class A	36,960	$1,274,151
Ginlong Technologies Co. Ltd. Class A	24,650	356,543
GoerTek, Inc. Class A	665,400	2,154,190
Goke Microelectronics Co. Ltd. Class A	34,200	763,505
Goldwind Science & Technology Co. Ltd. Class A	1,344,674	5,120,380
GoodWe Technologies Co. Ltd. Class A (a)	35,839	490,622
Gotion High-tech Co. Ltd. Class A	244,144	1,261,954
Grandjoy Holdings Group Co. Ltd. Class A (a)	255,000	107,439
Great Microwave Technology Co. Ltd. Class A (a)	101,003	2,167,996
Great Wall Motor Co. Ltd. Class H	5,348,376	8,418,020
Gree Electric Appliances, Inc. of Zhuhai Class A	346,400	1,896,832
Green Development Electricity Group of Tianjin Co. Ltd. Class A	240,000	351,311
Greentown China Holdings Ltd. (b)	1,667,500	1,856,748
Greentown Service Group Co. Ltd.	484,000	263,600
Gresgying Digital Energy Technology Co. Ltd. Class A (a)	1,729,800	1,798,249
Grinm Advanced Materials Co. Ltd. Class A	313,000	928,119
Guangdong Chj Industry Co. Ltd. Class A	569,100	848,702
Guangdong Create Century Intelligent Equipment Group Corp. Ltd. Class A (a)	252,300	278,357
Guangdong Dtech Technology Co. Ltd. Class A	45,200	1,262,802
Guangdong Electric Power Development Co. Ltd. Class B	4,844,540	1,279,074
Guangdong Golden Dragon Development, Inc. Class A (a)	324,300	478,465
Guangdong Haid Group Co. Ltd. Class A	308,600	2,225,573
Guangdong Hongda Holdings Group Co. Ltd. Class A	308,800	1,750,852
Guangdong Hoshion Industrial Aluminium Co. Ltd. Class A	75,540	211,197
Guangdong Huicheng Vacuum Technology Co. Ltd. Class A	39,900	614,211
Guangdong Investment Ltd.	7,418,229	7,399,116
Guangdong Jia Yuan Technology Shares Co. Ltd. Class A (a)	42,412	254,716
Guangdong Kinlong Hardware Products Co. Ltd. Class A	28,300	81,089
See accompanying notes to financial statements.
44

STATE STREET SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Guangdong Orient Zirconic Ind Sci & Tech Co. Ltd. Class A (a)	1,105,500	$1,941,552
Guangdong Provincial Expressway Development Co. Ltd. Class B	625,000	721,442
Guangdong Shunkong Development Co. Ltd. Class A	75,200	160,053
Guangdong Xinbao Electrical Appliances Holdings Co. Ltd. Class A	632,700	1,360,360
Guangdong Zhongsheng Pharmaceutical Co. Ltd. Class A	314,400	837,587
Guanghui Energy Co. Ltd. Class A	1,566,100	1,512,428
Guanglian Aviation Industry Co. Ltd. Class A (a)	328,140	1,833,901
Guangshen Railway Co. Ltd. Class H	13,074,000	3,752,009
Guangxi Guiguan Electric Power Co. Ltd. Class A	622,700	852,001
Guangxi Huaxi Nonferrous Metal Co. Ltd. Class A (a)	383,900	2,684,693
Guangzhou Automobile Group Co. Ltd. Class H (b)	7,134,090	2,766,209
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	579,100	1,916,722
Guangzhou Great Power Energy & Technology Co. Ltd. Class A (a)	45,300	370,181
Guangzhou Haige Communications Group, Inc. Co. Class A	1,278,300	2,774,366
Guangzhou R&F Properties Co. Ltd. Class H (a) (b)	1,943,482	97,915
Guangzhou Restaurant Group Co. Ltd. Class A	372,860	842,170
Guangzhou Tinci Materials Technology Co. Ltd. Class A	637,498	4,245,864
Guangzhou Yuexiu Capital Holdings Group Co. Ltd. Class A	1,316,384	1,608,624
Guangzhou Zhujiang Brewery Co. Ltd. Class A	652,600	885,352
Guizhou Aviation Technical Development Co. Ltd. Class A	42,763	349,945
Guizhou Xinbang Pharmaceutical Co. Ltd. Class A	628,700	298,570
Guizhou Zhenhua E-chem, Inc. Class A (a)	42,152	79,157
Guocheng Mining Co. Ltd. Class A (a)	314,400	1,769,402
Guosen Securities Co. Ltd. Class A	1,013,300	1,644,648
Guosheng Securities, Inc. Class A (a)	955,900	1,972,226
Guotai Haitong Securities Co. Ltd.	1,030,734	2,475,839
Security Description	Shares	Value
Guotai Haitong Securities Co. Ltd. Class H (c)	3,673,968	$6,269,954
Guoyuan Securities Co. Ltd. Class A	309,110	343,272
H World Group Ltd.	2,393,160	11,934,971
Haichang Ocean Park Holdings Ltd. (a) (b) (c)	4,709,000	282,293
Haidilao International Holding Ltd. (b) (c)	742,000	1,350,519
Haier Smart Home Co. Ltd. Class A	1,245,674	3,856,040
Haier Smart Home Co. Ltd. Class H	3,283,800	8,678,393
Hainan Drinda New Energy Technology Co. Ltd. Class A (a)	29,400	306,400
Hainan Haiqi Transportation Group Co. Ltd. Class A (a)	236,100	600,275
Hainan Jinpan Smart Technology Co. Ltd. Class A	219,562	2,368,333
Haisco Pharmaceutical Group Co. Ltd. Class A	342,100	2,688,576
Haitian International Holdings Ltd.	189,000	485,023
Halo Microelectronics Co. Ltd. Class A (a)	252,322	489,907
Hangjin Technology Co. Ltd. Class A (a)	324,700	989,139
Hangzhou Alltest Biotech Co. Ltd. Class A	34,607	314,568
Hangzhou Bio-Sincerity Pharma-Tech Co. Ltd. Class A (a)	28,100	206,843
Hangzhou Chang Chuan Technology Co. Ltd. Class A	429,930	7,535,151
Hangzhou Cogeneration Group Co. Ltd. Class A	69,300	209,304
Hangzhou Electronic Soul Network Technology Co. Ltd. Class A (a)	30,300	72,386
Hangzhou First Applied Material Co. Ltd. Class A	781,306	1,985,307
Hangzhou GreatStar Industrial Co. Ltd.	701,800	3,025,990
Hangzhou Honghua Digital Technology Stock Co. Ltd. Class A	21,906	207,461
Hangzhou Lion Microelectronics Co. Ltd. Class A (a)	28,300	133,455
Hangzhou Onechance Tech Corp. Class A	69,000	336,473
Hangzhou Robam Appliances Co. Ltd. Class A	35,200	107,638
Hangzhou Silan Microelectronics Co. Ltd. Class A	289,700	1,070,431
Hangzhou Sunrise Technology Co. Ltd. Class A	58,900	137,982
Hangzhou Tigermed Consulting Co. Ltd. Class A	292,122	2,276,764
See accompanying notes to financial statements.
45

STATE STREET SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Hansoh Pharmaceutical Group Co. Ltd. (b) (c)	490,000	$2,217,443
Hanwang Technology Co. Ltd. Class A (a)	43,100	115,259
Hanwei Electronics Group Corp. Class A	44,800	274,247
Haohua Chemical Science & Technology Co. Ltd. Class A	34,119	150,126
Harbin Boshi Automation Co. Ltd. Class A	1,379,020	2,635,566
Harbin Electric Co. Ltd. Class H	6,388,942	16,949,822
HBM Holdings Ltd. (a) (c)	1,223,000	2,043,481
Hebei Sinopack Electronic Technology Co. Ltd. Class A	24,920	270,787
Hefei Jianghang Aircraft Equipment Co. Ltd. Class A	238,505	476,547
Hefei Meiya Optoelectronic Technology, Inc. Class A	354,320	891,610
Hello Group, Inc. ADR	256,895	1,479,715
Henan Ancai Hi-Tech Co. Ltd. Class A (a)	357,000	346,316
Henan Lingrui Pharmaceutical Co. Class A	698,500	2,260,338
Henan Shenhuo Coal Industry & Electricity Power Co. Ltd. Class A	302,600	1,349,426
Henan Shijia Photons Technology Co. Ltd. Class A	214,913	2,588,590
Henan Shuanghui Investment & Development Co. Ltd. Class A	292,640	1,203,321
Henan Zhongfu Industry Co. Ltd. Class A (a)	963,600	1,005,915
Hengan International Group Co. Ltd.	1,616,000	5,668,223
Hengbao Co. Ltd. Class A	469,400	1,047,310
Hengdian Group DMEGC Magnetics Co. Ltd. Class A	296,300	797,947
Hengli Petrochemical Co. Ltd. Class A	965,200	3,025,552
Hesai Group ADR (a) (b)	102,017	1,950,565
HG Technologies Co. Ltd. Class A	42,600	94,924
Hgtech Co. Ltd. Class A	296,100	4,437,191
Hisense Home Appliances Group Co. Ltd. Class A	996,700	3,108,419
HitGen, Inc. Class A	70,209	262,063
Hithink RoyalFlush Information Network Co. Ltd. Class A	36,100	1,560,202
HOB Biotech Group Corp. Ltd. Class A	45,856	807,279
Hongbo Co. Ltd. Class A (a)	36,600	94,538
Hongli Zhihui Group Co. Ltd. Class A	620,600	639,766
Hongyuan Green Energy Co. Ltd. Class A (a)	60,374	200,265
Hopson Development Holdings Ltd. (a)	692,559	233,203
Horizon Robotics (a) (b)	11,145,600	9,410,968
Security Description	Shares	Value
Hoshine Silicon Industry Co. Ltd. Class A	39,000	$228,465
Hoymiles Power Electronics, Inc. Class A	10,475	189,307
Hua Hong Semiconductor Ltd. Class H (a) (b) (c)	456,000	4,516,262
Hua Medicine (a) (c)	2,028,500	882,271
Huachangda Intelligent Equipment Group Co. Ltd. Class A (a)	274,700	182,160
Huada Automotive Technology Corp. Ltd. Class A	77,100	385,126
Huadian Power International Corp. Ltd. Class H	6,879,308	3,536,085
Huadong Medicine Co. Ltd. Class A	37,700	192,793
Huafon Chemical Co. Ltd. Class A	2,702,000	4,013,859
Huafu Fashion Co. Ltd. Class A (a)	233,900	145,961
Huaibei Mining Holdings Co. Ltd. Class A	410,400	805,149
Huakai Yibai Technology Co. Ltd. Class A	46,900	78,974
Hualan Biological Engineering, Inc. Class A	601,827	1,276,553
Huaneng Power International, Inc. Class H	12,500,416	9,406,961
Huangshan Tourism Development Co. Ltd. Class B	2,006,782	1,416,788
Huatai Securities Co. Ltd. Class A	1,016,600	2,619,989
Huatai Securities Co. Ltd. Class H (b) (c)	2,012,800	3,802,144
Huaxi Securities Co. Ltd. Class A	667,600	804,209
Huayu Automotive Systems Co. Ltd. Class A	319,761	889,370
Hubei Century Network Technology Co. Ltd. Class A (a)	82,000	132,260
Hubei Feilihua Quartz Glass Co. Ltd. Class A	25,694	340,022
Hubei Jiuzhiyang Infrared System Co. Ltd. Class A	47,600	410,479
Huizhou Desay Sv Automotive Co. Ltd. Class A	272,862	4,103,972
Humanwell Healthcare Group Co. Ltd. Class A	34,900	95,149
Hunan Gold Corp. Ltd. Class A	396,650	1,774,579
Hunan Kaimeite Gases Co. Ltd. Class A (a)	457,800	1,193,102
Hunan Valin Steel Co. Ltd. Class A	2,003,600	1,470,782
Hunan Yuneng New Energy Battery Material Co. Ltd. Class A	44,853	490,826
Hunan Zhongke Electric Co. Ltd. Class A	51,300	162,367
See accompanying notes to financial statements.
46

STATE STREET SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Hundsun Technologies, Inc. Class A	944,910	$3,492,775
HUYA, Inc. ADR (b)	48,731	160,812
Hwa Create Co. Ltd. Class A (a)	75,900	239,128
Hwatsing Technology Co. Ltd. Class A	56,527	1,424,081
Hygeia Healthcare Holdings Co. Ltd. (a) (b) (c)	530,200	771,611
Hygon Information Technology Co. Ltd. Class A	147,941	4,503,754
Hymson Laser Technology Group Co. Ltd. Class A (a)	57,671	406,645
Hytera Communications Corp. Ltd. Class A (a)	1,010,300	1,459,857
HyUnion Holding Co. Ltd. Class A (a)	255,400	286,954
IEIT Systems Co. Ltd. Class A	69,816	566,882
Iflytek Co. Ltd. Class A	363,900	2,434,711
IKD Co. Ltd. Class A	224,200	547,296
Imeik Technology Development Co. Ltd. Class A	34,120	579,181
ImmuneOnco Biopharmaceuticals Shanghai Class H (a) (b)	746,200	422,582
Industrial & Commercial Bank of China Ltd. Class A	9,944,005	10,999,783
Industrial & Commercial Bank of China Ltd. Class H	106,554,656	93,232,946
Industrial Bank Co. Ltd. Class A	2,058,200	5,608,369
Industrial Securities Co. Ltd. Class A	979,100	832,136
INESA Intelligent Tech, Inc. Class B	5,507,000	3,987,068
Infotmic Co. Ltd. Class A (a)	860,500	1,091,401
Ingenic Semiconductor Co. Ltd. Class A	35,700	539,116
Inmyshow Digital Technology Group Co. Ltd. Class A	189,000	165,830
Inner Mongolia BaoTou Steel Union Co. Ltd. Class A	4,919,400	1,787,785
Inner Mongolia Berun Chemical Co. Ltd. Class A	266,900	324,993
Inner Mongolia ERDOS Resources Co. Ltd. Class A	301,460	650,347
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	1,013,700	808,706
Inner Mongolia OJing Science & Technology Co. Ltd. Class A (a)	38,200	120,352
Inner Mongolia Xingye Silver&Tin Mining Co. Ltd. Class A	908,100	5,288,167
Inner Mongolia Yili Industrial Group Co. Ltd. Class A	372,400	1,420,757
Inner Mongolia Yitai Coal Co. Ltd. Class B	1,158,836	2,492,656
InnoCare Pharma Ltd. Class H (a) (c)	188,000	325,155
Innovent Biologics, Inc. (a) (c)	1,646,000	17,824,214
Security Description	Shares	Value
Intco Medical Technology Co. Ltd. Class A	56,700	$481,729
InventisBio Co. Ltd. Class A (a)	497,021	1,368,720
iQIYI, Inc. ADR (a) (b)	584,469	789,033
iRay Group Class A	11,487	180,770
JA Solar Technology Co. Ltd. Class A (a)	581,564	917,811
Jacobio Pharmaceuticals Group Co. Ltd. (a) (b) (c)	1,164,000	1,025,897
Jade Bird Fire Co. Ltd. Class A	79,248	135,968
Jason Furniture Hangzhou Co. Ltd. Class A	359,140	1,736,759
JCET Group Co. Ltd. Class A	76,700	430,325
JD Health International, Inc. (a) (c)	1,681,700	10,094,233
JD Logistics, Inc. (a) (c)	1,998,800	3,479,965
JD.com, Inc. Class A	4,054,832	58,545,315
JF SmartInvest Holdings Ltd. (b)	124,000	456,448
Jiajiayue Group Co. Ltd. Class A	334,000	536,300
Jiangling Motors Corp. Ltd. Class A	300,600	793,423
Jiangsu Ankura Intelligent Power Co. Ltd. Class A	38,100	307,538
Jiangsu Boqian New Materials Stock Co. Ltd. Class A	28,400	379,204
Jiangsu Cai Qin Technology Co. Ltd. Class A	45,569	175,501
Jiangsu Changshu Automotive Trim Group Co. Ltd. Class A	39,700	80,760
Jiangsu Changshu Rural Commercial Bank Co. Ltd. Class A	349,052	360,843
Jiangsu Cnano Technology Co. Ltd. Class A	44,723	256,163
Jiangsu Eastern Shenghong Co. Ltd. Class A (a)	994,300	1,533,192
Jiangsu Etern Co. Ltd. Class A	202,700	814,122
Jiangsu Expressway Co. Ltd. Class H (b)	6,075,087	7,818,376
Jiangsu General Science Technology Co. Ltd. Class A (a)	387,700	241,376
Jiangsu Guomao Reducer Co. Ltd. Class A	77,500	165,173
Jiangsu Hengli Hydraulic Co. Ltd. Class A	312,051	4,337,367
Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A	972,316	7,773,798
Jiangsu Hongtian Technology Co. Ltd. Class A	45,800	252,783
Jiangsu Hoperun Software Co. Ltd. Class A	610,400	3,427,297
Jiangsu Jiejie Microelectronics Co. Ltd. Class A	318,950	1,229,306
Jiangsu King's Luck Brewery JSC Ltd. Class A	229,900	882,093
Jiangsu Linyang Energy Co. Ltd. Class A	305,500	271,145
See accompanying notes to financial statements.
47

STATE STREET SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Jiangsu Nata Opto-electronic Material Co. Ltd. Class A	294,456	$1,924,471
Jiangsu Olive Sensors High-Tech Co. Ltd. Class A	334,700	393,981
Jiangsu Pacific Quartz Co. Ltd. Class A	50,100	298,567
Jiangsu Shagang Co. Ltd. Class A	222,900	153,297
Jiangsu Tongli Risheng Machinery Co. Ltd. Class A	29,000	179,626
Jiangsu Xinquan Automotive Trim Co. Ltd. Class A	49,000	461,856
Jiangsu Yanghe Distillery Co. Ltd. Class A	282,565	2,075,861
Jiangsu Yangnong Chemical Co. Ltd. Class A	18,850	204,693
Jiangsu Yinhe Electronics Co. Ltd. Class A (a)	207,900	265,493
Jiangsu Yoke Technology Co. Ltd. Class A	326,100	3,717,711
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	600,378	2,946,822
Jiangsu Zhongtian Technology Co. Ltd. Class A	897,500	3,910,084
Jiangxi Copper Co. Ltd. Class H	3,383,000	14,713,949
Jiangxi Ganneng Co. Ltd. Class A	254,200	475,887
Jiangxi Jovo Energy Co. Ltd. Class A	37,300	207,921
Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd. Class A	320,100	2,311,754
Jiangxi Xinyu Guoke Technology Co. Ltd. Class A	32,400	137,168
Jiangyin Hengrun Heavy Industries Co. Ltd. Class A (a)	57,500	154,850
Jianshe Industry Group Yunnan Co. Ltd. Class A (a)	328,400	1,124,035
Jilin Liyuan Precision Manufacturing Co. Ltd. Class A (a)	1,035,500	310,349
Jilin OLED Material Tech Co. Ltd. Class A	91,502	457,464
Jinan Acetate Chemical Co. Ltd. (b)	393,560	517,648
Jinbei Automotive Co. Ltd. Class A (a)	759,700	449,878
Jinko Solar Co. Ltd. Class A (a)	515,103	485,517
JinkoSolar Holding Co. Ltd. ADR	65,394	1,661,662
Jinlei Technology Co. Ltd. Class A	51,000	208,011
Jinxin Fertility Group Ltd. (a) (b) (c)	1,488,500	451,855
JiuGui Liquor Co. Ltd. Class A	22,500	139,365
Jiujiang Defu Technology Co. Ltd. Class A (a)	247,900	1,398,020
Security Description	Shares	Value
JL Mag Rare-Earth Co. Ltd. Class A	99,584	$442,503
Joinn Laboratories China Co. Ltd. Class A	371,311	1,838,626
Jointo Energy Investment Co. Ltd. Hebei Class A	212,000	282,392
Jointown Pharmaceutical Group Co. Ltd. Class A	1,762,077	1,347,064
Jolywood Suzhou Sunwatt Co. Ltd. Class A (a)	101,300	142,416
Jones Tech PLC Class A	59,900	414,037
Joyoung Co. Ltd. Class A	632,856	876,892
JOYY, Inc. ADR	65,246	3,809,714
Kama Co. Ltd. Class B (a)	1,693,400	50,802
Kanzhun Ltd. ADR	405,045	5,423,553
KE Holdings, Inc. ADR (b)	1,034,425	15,485,342
Keboda Technology Co. Ltd. Class A	10,600	83,705
Keda Industrial Group Co. Ltd. Class A	257,500	592,421
KEDE Numerical Control Co. Ltd. Class A	57,626	468,070
Kehua Data Co. Ltd. Class A	34,800	278,785
Keli Sensing Technology Ningbo Co. Ltd. Class A	35,200	281,786
Keshun Waterproof Technologies Co. Ltd. Class A	231,060	207,752
Kexing Biopharrm Co. Ltd. Class A	277,994	1,191,397
Keymed Biosciences, Inc. (a) (c)	140,500	1,087,772
Kingboard Holdings Ltd.	1,765,391	7,399,141
KingClean Electric Co. Ltd. Class A (a)	45,640	180,797
Kingdee International Software Group Co. Ltd. (a)	3,721,700	4,068,132
Kingnet Network Co. Ltd. Class A	984,700	2,523,519
Kingsemi Co. Ltd. Class A	30,512	740,236
Kingsoft Cloud Holdings Ltd. (a) (b)	1,130,565	994,987
Kingsoft Corp. Ltd. (b)	1,348,400	3,866,232
Konfoong Materials International Co. Ltd. Class A	20,700	417,255
KPC Pharmaceuticals, Inc. Class A	319,600	527,523
KSEC Intelligent Technology Co. Ltd. Class A	40,800	96,880
Kuaishou Technology (c)	3,697,600	21,279,522
Kuang-Chi Technologies Co. Ltd. Class A (a)	700,490	3,892,569
Kunlun Energy Co. Ltd.	8,022,152	7,326,166
Kunlun Tech Co. Ltd. Class A (a)	74,300	527,126
Kunshan Dongwei Technology Co. Ltd. Class A	44,009	311,842
Kunshan Huguang Auto Harness Co. Ltd. Class A	251,500	923,457
Kunshan Kinglai Hygienic Materials Co. Ltd. Class A	49,180	325,555
See accompanying notes to financial statements.
48

STATE STREET SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Kweichow Moutai Co. Ltd. Class A	119,879	$25,167,526
Kyland Technology Co. Ltd. Class A (a)	311,400	865,664
Laekna, Inc. (a)	552,500	1,057,052
Lanzhou LS Heavy Equipment Co. Ltd. Class A (a)	138,500	198,525
Lao Feng Xiang Co. Ltd. Class A	27,600	166,119
Laobaixing Pharmacy Chain JSC Class A	48,754	95,508
Laopu Gold Co. Ltd. Class H (b)	47,300	3,773,647
LB Group Co. Ltd. Class A	653,200	1,646,548
Leader Harmonious Drive Systems Co. Ltd. Class A	16,944	459,154
Lenovo Group Ltd. (b)	12,434,282	14,511,579
Lens Technology Co. Ltd. Class A	648,465	2,627,022
Leo Group Co. Ltd. Class A	3,314,500	3,747,990
Lepu Biopharma Co. Ltd. Class H (a) (c)	2,056,000	1,400,352
Leshan Giantstar Farming & Husbandry Corp. Ltd. Class A	28,400	64,640
Levima Advanced Materials Corp. Class A	65,900	189,207
LexinFintech Holdings Ltd. ADR (b)	118,172	257,615
Li Auto, Inc. Class A (a) (b)	1,680,654	14,512,420
Li Ning Co. Ltd.	3,657,193	9,982,390
Lifetech Scientific Corp. (a) (b)	6,250,000	1,339,252
Ligao Foods Co. Ltd. Class A	22,700	106,488
Lingbao Gold Group Co. Ltd. Class H (b)	672,000	2,211,372
Lingyi iTech Guangdong Co. Class A	1,322,900	2,457,441
Link Motion, Inc. ADR (a) (b) (e)	16,509	—
Linklogis, Inc. Class B (c)	340,500	80,346
Linktel Technologies Co. Ltd. Class A	17,700	534,790
Livzon Pharmaceutical Group, Inc. Class H	622,127	2,175,802
Lizhong Sitong Light Alloys Group Co. Ltd. Class A	51,700	153,602
Long Young Electronic Kunshan Co. Ltd. Class A	107,400	763,511
Longfor Group Holdings Ltd. (b) (c)	1,971,125	1,898,165
LONGi Green Energy Technology Co. Ltd. Class A (a)	1,371,804	3,483,783
Longshine Technology Group Co. Ltd. Class A	39,450	89,105
Loongson Technology Corp. Ltd. Class A (a)	49,974	944,605
Lucky Harvest Co. Ltd. Class A	24,700	102,030
Luenmei Quantum Co. Ltd. Class A	658,208	642,322
Lufax Holding Ltd. ADR (a)	160,638	300,393
Luoyang Xinqianglian Slewing Bearing Co. Ltd. Class A	34,140	218,877
Security Description	Shares	Value
Luxshare Precision Industry Co. Ltd. Class A	1,380,403	$9,845,317
Luye Pharma Group Ltd. (a) (c)	1,597,500	511,431
Luzhou Laojiao Co. Ltd. Class A	312,014	4,728,977
Maanshan Iron & Steel Co. Ltd. Class H (a)	5,576,000	1,785,128
Mabwell Shanghai Bioscience Co. Ltd. Class A (a)	263,495	1,373,804
Malion New Materials Co. Ltd. Class A (a)	92,150	122,214
Mango Excellent Media Co. Ltd. Class A	281,050	838,263
Maxscend Microelectronics Co. Ltd. Class A	33,696	388,982
MeiG Smart Technology Co. Ltd. Class A	76,400	423,000
Meinian Onehealth Healthcare Holdings Co. Ltd. Class A	633,560	516,447
Meitu, Inc. (b) (c)	5,002,500	2,737,268
Meituan Class B (a) (c)	7,245,127	76,654,076
Mesnac Co. Ltd. Class A	209,200	213,540
Metallurgical Corp. of China Ltd. Class A	2,065,500	897,172
Metallurgical Corp. of China Ltd. Class H	3,128,000	650,320
Microport Scientific Corp. (a) (b)	982,837	1,188,400
Milkyway Intelligent Supply Chain Service Group Co. Ltd. Class A	23,525	195,102
Ming Yang Smart Energy Group Ltd. Class A	263,400	647,183
Ming Yuan Cloud Group Holdings Ltd.	372,000	99,166
MINISO Group Holding Ltd. ADR (b)	137,097	2,220,971
Minmetals Development Co. Ltd. Class A (a)	198,000	317,926
Minth Group Ltd.	250,000	1,034,412
Miracll Chemicals Co. Ltd. Class A	48,880	104,247
MMG Ltd. (a)	2,368,799	2,181,415
Mobvista, Inc. (a) (c)	718,000	1,204,268
Montage Technology Co. Ltd. Class A	305,257	5,537,029
Montnets Cloud Technology Group Co. Ltd. Class A (a)	646,900	929,134
Morimatsu International Holdings Co. Ltd.	167,000	140,583
Motic Xiamen Electric Group Co. Ltd. Class A	65,400	133,987
Muyuan Foods Co. Ltd. Class A	967,893	5,845,167
Nancal Technology Co. Ltd. Class A	77,848	408,475
Nanhua Futures Co. Ltd. Class A	570,100	1,612,891
NanJi E-Commerce Co. Ltd. Class A	1,008,800	408,971
Nanjing Vazyme Biotech Co. Ltd. Class A	32,140	90,975
See accompanying notes to financial statements.
49

STATE STREET SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Nantong Jianghai Capacitor Co. Ltd. Class A	286,700	$1,200,481
Nanya New Material Technology Co. Ltd. Class A	106,755	2,005,974
NARI Technology Co. Ltd. Class A	896,279	3,372,709
National Silicon Industry Group Co. Ltd. Class A (a)	219,143	536,221
NAURA Technology Group Co. Ltd. Class A	111,681	7,227,968
NavInfo Co. Ltd. Class A (a)	333,500	447,132
NBTM New Materials Group Co. Ltd. Class A	337,248	1,355,496
NetEase, Inc.	2,838,680	61,732,474
New China Life Insurance Co. Ltd. Class H	1,689,000	9,970,016
New Hope Liuhe Co. Ltd. Class A	967,600	1,148,786
New Oriental Education & Technology Group, Inc.	2,373,210	13,197,617
New Trend International Logis-Tech Co. Ltd. Class A	56,405	90,977
Neway Valve Suzhou Co. Ltd. Class A	50,000	349,733
Newland Digital Technology Co. Ltd. Class A	958,420	2,789,211
Ninestar Corp. Class A (a)	26,600	63,740
Ningbo Deye Technology Co. Ltd. Class A	140,310	2,670,617
Ningbo Energy Group Co. Ltd. Class A	1,052,300	908,061
Ningbo Haitian Precision Machinery Co. Ltd. Class A	51,881	139,567
Ningbo Hengshuai Co. Ltd. Class A	43,400	770,765
Ningbo Jifeng Auto Parts Co. Ltd. Class A (a)	98,700	168,056
Ningbo Joyson Electronic Corp. Class A	35,400	127,009
Ningbo Orient Wires & Cables Co. Ltd. Class A	49,800	436,517
Ningbo Ronbay New Energy Technology Co. Ltd. Class A	99,619	408,619
Ningbo Sanxing Medical Electric Co. Ltd. Class A	328,800	1,248,228
Ningbo Shanshan Co. Ltd. Class A (a)	234,300	450,166
Ningbo Sunrise Elc Technology Co. Ltd. Class A	39,800	152,303
Ningbo Tuopu Group Co. Ltd. Class A	350,495	2,882,435
Ningbo Xusheng Group Co. Ltd. Class A	252,412	534,667
Ningbo Yongxin Optics Co. Ltd. Class A	10,500	150,506
Ningbo Yunsheng Co. Ltd. Class A	258,600	439,942
Security Description	Shares	Value
Ningbo Zhenyu Technology Co. Ltd. Class A	35,700	$902,075
Ningxia Baofeng Energy Group Co. Ltd. Class A	382,800	1,610,634
Ningxia Western Venture Industrial Co. Ltd. Class A	276,100	188,685
NIO, Inc. ADR (a)	2,175,281	13,116,944
Niu Technologies ADR (a) (b)	30,325	87,639
Noah Holdings Ltd. ADR	27,831	275,527
Nongfu Spring Co. Ltd. Class H (c)	2,624,800	15,708,224
North Copper Co. Ltd. Class A	984,900	1,895,163
Northeast Securities Co. Ltd. Class A	287,100	335,041
NovaBridge Biosciences ADR (a) (b)	303,465	746,524
Novogene Co. Ltd. Class A	44,728	89,952
Novoray Corp. Class A	37,129	451,889
Nsing Technologies, Inc. Class A (a)	412,600	1,195,379
NYOCOR Co. Ltd. Class A	875,200	1,112,580
OFILM Group Co. Ltd. Class A (a)	274,200	343,013
OmniVision Integrated Circuits Group, Inc.	245,304	3,372,677
Oppein Home Group, Inc. Class A	18,820	145,237
OPT Machine Vision Tech Co. Ltd. Class A	7,099	92,506
Orient Securities Co. Ltd. Class A	1,474,056	1,929,354
OSL Group Ltd. (a) (b)	513,000	916,048
Ourpalm Co. Ltd. Class A (a)	206,400	143,144
Ovctek China, Inc. Class A	73,300	149,960
Pangang Group Vanadium Titanium & Resources Co. Ltd. Class A (a)	625,200	301,434
PDD Holdings, Inc. ADR (a)	1,065,959	108,919,691
Peijia Medical Ltd. (a) (c)	149,000	107,946
Pengdu Agriculture & Animal Husbandry Co. Ltd. Class A (a) (e)	1,197,300	—
People.cn Co. Ltd. Class A	366,500	1,041,654
People's Insurance Co. Group of China Ltd. Class H	13,456,000	9,267,927
Perfect World Co. Ltd. Class A	665,150	1,692,079
PetroChina Co. Ltd. Class A	4,889,959	8,630,547
PetroChina Co. Ltd. Class H	34,415,988	47,189,086
Pharmaron Beijing Co. Ltd. Class A	579,175	2,346,318
Phenix Optical Co. Ltd. Class A (a)	96,000	259,783
PhiChem Corp. Class A	43,000	159,381
PICC Property & Casualty Co. Ltd. Class H	12,717,102	23,130,261
Ping An Bank Co. Ltd. Class A	1,732,800	2,779,826
Ping An Insurance Group Co. of China Ltd. Class A	1,020,639	8,390,676
See accompanying notes to financial statements.
50

STATE STREET SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Ping An Insurance Group Co. of China Ltd. Class H (b)	9,836,420	$74,586,767
Piotech, Inc. Class A	34,645	1,855,973
PNC Process Systems Co. Ltd. Class A	42,415	148,124
POCO Holding Co. Ltd. Class A	54,432	586,192
Poly Developments & Holdings Group Co. Ltd. Class A	1,039,400	875,861
Poly Property Group Co. Ltd.	3,167,198	706,946
Pony AI, Inc. ADR (a) (b)	194,096	1,832,266
Pop Mart International Group Ltd. (b) (c)	1,251,600	22,924,129
Postal Savings Bank of China Co. Ltd. Class A	231,400	171,874
Postal Savings Bank of China Co. Ltd. Class H (c)	10,856,000	6,798,673
Power Construction Corp. of China Ltd. Class A	981,100	815,370
Primarius Technologies Co. Ltd. Class A	150,808	671,646
Puxin Ltd. ADR (a) (e)	1,690	—
Puya Semiconductor Shanghai Co. Ltd. Class A	74,771	2,437,876
Pylon Technologies Co. Ltd. Class A	22,001	236,902
Qfin Holdings, Inc. ADR	151,317	1,953,502
Qianhe Condiment & Food Co. Ltd. Class A	764,724	1,034,144
Qinchuan Machine Tool & Tool Group Share Co. Ltd. Class A	66,000	100,624
Qingdao Gaoce Technology Co. Ltd. Class A	241,412	457,189
Qingdao Gon Technology Co. Ltd. Class A	320,400	2,181,245
Qingdao Haier Biomedical Co. Ltd. Class A	45,375	205,041
Qingdao Hanhe Cable Co. Ltd. Class A	1,600,100	2,043,361
Qingdao TGOOD Electric Co. Ltd. Class A	51,400	202,424
Qingdao Tianneng Heavy Industries Co. Ltd. Class A	286,000	281,582
Qingdao Yunlu Advanced Materials Technology Co. Ltd. Class A	33,593	457,929
Qinghai Salt Lake Industry Co. Ltd. Class A (a)	294,000	1,574,992
Quectel Wireless Solutions Co. Ltd. Class A	32,398	348,058
Qutoutiao, Inc. ADR (a)	1,218	4
R&G PharmaStudies Co. Ltd. Class A	23,200	230,599
Range Intelligent Computing Technology Group Co. Ltd. Class A	56,900	665,661
Raytron Technology Co. Ltd. Class A	113,282	1,659,858
Remegen Co. Ltd. Class A (a)	190,057	3,543,464
Security Description	Shares	Value
Remegen Co. Ltd. Class H (a) (b) (c)	124,500	$1,521,275
Rigol Technologies Co. Ltd. Class A	24,685	148,324
Risen Energy Co. Ltd. Class A (a)	279,800	650,613
Riyue Heavy Industry Co. Ltd. Class A	44,400	92,571
RLX Technology, Inc. ADR	1,264,649	2,782,228
RoboSense Technology Co. Ltd. (a) (b)	275,700	1,224,442
RoboTechnik Intelligent Technology Co. Ltd. Class A	16,100	887,228
Rockchip Electronics Co. Ltd. Class A	44,200	974,209
RongFa Nuclear Equipment Co. Ltd. Class A (a)	258,900	275,517
Rongsheng Petrochemical Co. Ltd. Class A	1,001,500	1,740,050
Roshow Technology Co. Ltd. Class A (a)	268,500	283,790
Ruijie Networks Co. Ltd. Class A	32,918	364,892
Sai Micro Electronics, Inc. Class A (a)	47,600	302,759
SAIC Motor Corp. Ltd. Class A	699,800	1,478,287
Sailun Group Co. Ltd. Class A	2,301,732	4,289,066
Sangfor Technologies, Inc. Class A	19,261	283,671
Sanhe Tongfei Refrigeration Co. Ltd. Class A	28,200	322,066
Sany Heavy Industry Co. Ltd. Class A	1,327,600	3,694,452
Satellite Chemical Co. Ltd. Class A	1,213,325	4,852,105
Sealand Securities Co. Ltd. Class A	1,983,440	1,099,885
Seazen Group Ltd. (a)	511,238	133,023
Semitronix Corp. Class A	10,900	103,481
Sensteed Hi-tech Group Class A (a)	1,321,100	820,583
Seres Group Co. Ltd. Class A	70,498	927,119
SF Holding Co. Ltd. Class A	603,600	3,324,445
SG Micro Corp. Class A	46,199	452,378
Shaanxi Coal Industry Co. Ltd. Class A	1,291,800	4,786,246
Shaanxi Huaqin Technology Industry Co. Ltd. Class A	9,585	99,504
Shaanxi International Trust Co. Ltd. Class A	1,292,200	634,248
Shaanxi Lighte Optoelectronics Material Co. Ltd. Class A	197,678	1,107,926
Shaanxi Sirui Advanced Materials Co. Ltd. Class A	298,879	1,612,381
Shan Xi Hua Yang Group New Energy Co. Ltd. Class A	292,050	372,531
Shandong BoAn Biotechnology Co. Ltd. Class H (a) (b)	619,600	491,558
See accompanying notes to financial statements.
51

STATE STREET SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Shandong Gold Mining Co. Ltd. Class A	1,345,454	$7,840,868
Shandong Himile Mechanical Science & Technology Co. Ltd. Class A	651,500	7,468,946
Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	38,800	203,362
Shandong Humon Smelting Co. Ltd. Class A	286,200	617,427
Shandong Linglong Tyre Co. Ltd. Class A	619,300	1,253,538
Shandong Pharmaceutical Glass Co. Ltd. Class A	253,664	680,188
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	2,679,200	1,281,472
Shandong Xinhua Pharmaceutical Co. Ltd. Class A	618,092	1,331,636
Shandong Yisheng Livestock & Poultry Breeding Co. Ltd. Class A	333,540	434,147
Shanghai Acrel Co. Ltd. Class A	34,200	122,803
Shanghai Aiko Solar Energy Co. Ltd. Class A (a)	228,400	463,301
Shanghai Anlogic Infotech Co. Ltd. Class A (a)	78,364	340,383
Shanghai Aohua Photoelectricity Endoscope Co. Ltd. Class A	16,282	87,932
Shanghai AtHub Co. Ltd. Class A	690,878	3,834,154
Shanghai Awinic Technology Co. Ltd. Class A	30,033	285,254
Shanghai Bairun Investment Holding Group Co. Ltd. Class A	621,836	1,526,072
Shanghai Baolong Automotive Corp. Class A	40,500	187,468
Shanghai Baosight Software Co. Ltd. Class A	602,020	2,004,787
Shanghai Baosight Software Co. Ltd. Class B	2,955,556	3,056,045
Shanghai Baosteel Packaging Co. Ltd. Class A	232,000	176,015
Shanghai Belling Co. Ltd. Class A	303,100	1,185,332
Shanghai BOCHU Electronic Technology Corp. Ltd. Class A	14,164	265,471
Shanghai Bright Power Semiconductor Co. Ltd. Class A	24,319	440,134
Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	4,317,520	3,000,676
Shanghai Cooltech Power Co. Ltd. Class A (a)	222,000	825,746
Shanghai Daimay Automotive Interior Co. Ltd. Class A	1,639,884	2,113,161
Shanghai Dazhong Public Utilities Group Co. Ltd. Class A	946,000	761,545
Shanghai Electric Group Co. Ltd. Class H (a)	13,544,077	6,374,537
Security Description	Shares	Value
Shanghai Fengyuzhu Culture & Technology Co. Ltd. Class A	604,774	$809,961
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	370,600	1,428,914
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	144,500	365,296
Shanghai Fudan Microelectronics Group Co. Ltd. Class A	106,666	1,029,023
Shanghai Fudan Microelectronics Group Co. Ltd. Class H (b)	174,000	852,667
Shanghai Fullhan Microelectronics Co. Ltd. Class A	65,663	375,532
Shanghai Ganglian E-Commerce Holdings Co. Ltd. Class A	25,500	90,640
Shanghai Gentech Co. Ltd. Class A	75,605	304,863
Shanghai Geoharbour Construction Group Co. Ltd. Class A	29,900	206,456
Shanghai Haohai Biological Technology Co. Ltd. Class A	22,095	123,900
Shanghai Haoyuan Chemexpress Co. Ltd. Class A	75,371	756,362
Shanghai Henlius Biotech, Inc. Class H (a) (c)	86,100	765,985
Shanghai Huafon Aluminium Corp. Class A	72,400	202,943
Shanghai Huayi Group Co. Ltd. Class B	495,200	258,990
Shanghai International Airport Co. Ltd. Class A	326,800	1,306,878
Shanghai International Port Group Co. Ltd. Class A	2,353,600	1,734,522
Shanghai Jinjiang International Hotels Co. Ltd. Class B	601,700	881,491
Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	2,019,266	1,532,623
Shanghai Junshi Biosciences Co. Ltd. Class A (a)	195,939	988,107
Shanghai Liangxin Electrical Co. Ltd. Class A	310,080	448,506
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A	286,600	321,179
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	1,352,368	545,004
Shanghai M&G Stationery, Inc. Class A	322,081	1,178,419
Shanghai Medicilon, Inc. Class A (a)	24,789	223,961
Shanghai MicroPort Endovascular MedTech Group Co. Ltd. Class A	25,732	378,303
Shanghai MicroPort MedBot Group Co. Ltd. Class H (a) (b)	148,500	478,067
See accompanying notes to financial statements.
52

STATE STREET SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Shanghai Moons' Electric Co. Ltd. Class A	262,316	$2,164,097
Shanghai Pharmaceuticals Holding Co. Ltd. Class A	656,000	1,619,413
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	659,400	971,413
Shanghai Pudong Development Bank Co. Ltd. Class A	2,435,400	3,589,612
Shanghai Putailai New Energy Technology Group Co. Ltd.	238,520	1,104,416
Shanghai RAAS Blood Products Co. Ltd. Class A	957,300	806,678
Shanghai Runda Medical Technology Co. Ltd. Class A	350,300	640,579
Shanghai Sanyou Medical Co. Ltd. Class A	128,171	345,726
Shanghai Sinyang Semiconductor Materials Co. Ltd. Class A	49,100	522,230
Shanghai Stonehill Technology Co. Ltd. Class A (a)	1,612,600	2,106,021
Shanghai Vital Microtech Co. Ltd. Class A	329,740	877,499
Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class A	287,900	432,682
Shanghai Yaoji Technology Co. Ltd. Class A	70,900	209,003
Shanghai Yizhong Pharmaceutical Co. Ltd. Class A (a)	194,627	1,606,229
Shanghai Yuyuan Tourist Mart Group Co. Ltd. Class A	945,088	628,079
Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	306,200	1,509,565
Shanghai Zijiang Enterprise Group Co. Ltd. Class A	1,321,300	1,318,105
Shannon Semiconductor Technology Co. Ltd. Class A	94,100	1,711,640
Shanxi Blue Flame Holding Co. Ltd. Class A	213,700	318,073
Shanxi Coking Coal Energy Group Co. Ltd. Class A	256,700	248,274
Shanxi Guoxin Energy Corp. Ltd. Class A (a)	534,160	296,210
Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	589,200	1,155,930
Shanxi Meijin Energy Co. Ltd. Class A (a)	623,700	425,330
Shanxi Securities Co. Ltd. Class A	293,030	237,166
Shanxi Taigang Stainless Steel Co. Ltd. Class A (a)	621,100	390,284
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	118,520	2,454,931
Sharetronic Data Technology Co. Ltd. Class A	42,840	1,298,343
Security Description	Shares	Value
Shengda Resources Co. Ltd. Class A	302,400	$1,698,803
Shenghe Resources Holding Co. Ltd. Class A	61,200	198,486
Shengyi Electronics Co. Ltd. Class A	242,365	2,935,737
Shengyi Technology Co. Ltd. Class A	671,300	5,265,079
Shennan Circuits Co. Ltd. Class A	30,758	977,556
Shenwan Hongyuan Group Co. Ltd. Class A	1,314,100	890,438
Shenzhen Agricultural Power Group Co. Ltd. Class A	1,293,800	1,382,461
Shenzhen Ampron Technology Co. Ltd. Class A	40,200	671,445
Shenzhen Baoming Technology Co. Ltd. Class A (a)	18,000	126,764
Shenzhen BSC Technology Co. Ltd. Class A	22,330	117,458
Shenzhen Capchem Technology Co. Ltd. Class A	22,680	184,942
Shenzhen CECport Technologies Co. Ltd. Class A	80,700	283,111
Shenzhen Changhong Technology Co. Ltd. Class A	62,800	137,662
Shenzhen Click Technology Co. Ltd. Class A	79,700	242,561
Shenzhen Coship Electronics Co. Ltd. Class A (a)	811,700	1,221,070
Shenzhen Das Intellitech Co. Ltd. Class A	2,324,737	871,772
Shenzhen Desay Battery Technology Co. Class A	47,270	178,220
Shenzhen Dynanonic Co. Ltd. Class A (a)	24,360	154,659
Shenzhen Energy Group Co. Ltd. Class A	233,200	234,662
Shenzhen Envicool Technology Co. Ltd. Class A	422,099	5,155,002
Shenzhen Expressway Corp. Ltd. Class H (b)	5,583,732	5,348,566
Shenzhen Fastprint Circuit Tech Co. Ltd. Class A	981,500	2,849,273
Shenzhen Fortune Trend Technology Co. Ltd. Class A	26,687	404,940
Shenzhen FRD Science & Technology Co. Ltd. Class A	325,400	1,400,218
Shenzhen Gongjin Electronics Co. Ltd. Class A (a)	665,200	1,267,470
Shenzhen H&T Intelligent Control Co. Ltd. Class A	660,800	2,861,646
Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class A	340,700	559,390
Shenzhen Honor Electronic Co. Ltd. Class A	15,400	542,223
See accompanying notes to financial statements.
53

STATE STREET SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Shenzhen Injoinic Technology Co. Ltd. Class A	227,765	$645,697
Shenzhen Inovance Technology Co. Ltd. Class A	436,258	4,232,019
Shenzhen International Holdings Ltd. (b)	1,944,718	1,768,557
Shenzhen Investment Ltd. (a) (b)	6,020,326	537,515
Shenzhen Jieshun Science & Technology Industry Co. Ltd. Class A	216,400	265,381
Shenzhen Jinjia Group Co. Ltd. Class A (a)	613,100	324,894
Shenzhen Kaifa Technology Co. Ltd. Class A	348,500	1,301,318
Shenzhen Kangtai Biological Products Co. Ltd. Class A	59,840	120,517
Shenzhen Kedali Industry Co. Ltd. Class A	33,300	863,032
Shenzhen Kingdom Sci-Tech Co. Ltd. Class A (a)	322,800	585,150
Shenzhen Kinwong Electronic Co. Ltd. Class A	21,420	174,853
Shenzhen Kstar Science & Technology Co. Ltd. Class A	68,500	447,298
Shenzhen Lifotronic Technology Co. Ltd. Class A	91,683	161,949
Shenzhen Longsys Electronics Co. Ltd. Class A (a)	8,300	357,010
Shenzhen Manst Technology Co. Ltd. Class A (a)	26,640	164,545
Shenzhen Megmeet Electrical Co. Ltd. Class A	323,300	4,549,895
Shenzhen Microgate Technology Co. Ltd. Class A	247,000	398,035
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	60,722	1,447,650
Shenzhen Minglida Precision Technology Co. Ltd. Class A (a)	67,600	198,003
Shenzhen MTC Co. Ltd. Class A	3,406,300	4,665,556
Shenzhen Neptunus Bioengineering Co. Ltd. Class A (a)	2,595,062	1,179,796
Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A	27,230	193,461
Shenzhen Qingyi Photomask Ltd. Class A	127,566	478,555
Shenzhen Rongda Photosensitive & Technology Co. Ltd. Class A	21,024	102,248
Shenzhen SC New Energy Technology Corp. Class A	116,401	1,775,331
Shenzhen SED Industry Co. Ltd. Class A	82,500	215,725
Shenzhen Sunlord Electronics Co. Ltd. Class A	306,500	1,503,499
Security Description	Shares	Value
Shenzhen Sunnypol Optoelectronics Co. Ltd. Class A	35,200	$129,961
Shenzhen Tagen Group Co. Ltd. Class A	608,900	317,379
Shenzhen Techwinsemi Technology Co. Ltd. Class A	47,356	2,606,167
Shenzhen Topband Co. Ltd. Class A	264,400	461,294
Shenzhen Transsion Holdings Co. Ltd. Class A	108,884	864,709
Shenzhen TXD Technology Co. Ltd. Class A	51,200	98,298
Shenzhen United Winners Laser Co. Ltd. Class A	71,430	245,109
Shenzhen Xinyichang Technology Co. Ltd. Class A	18,097	197,983
Shenzhen YHLO Biotech Co. Ltd. Class A	67,736	143,383
Shenzhen Yinghe Technology Co. Ltd. Class A	67,000	252,510
Shenzhen YUTO Packaging Technology Co. Ltd. Class A	34,400	157,887
Shenzhen Zhaowei Machinery & Electronic Co. Ltd. Class A	54,600	758,915
Shenzhou International Group Holdings Ltd.	1,289,200	7,692,250
Shijiazhuang Changshan BeiMing Technology Co. Ltd. Class A (a)	657,200	1,655,679
Shijiazhuang Shangtai Technology Co. Ltd. Class A	34,800	374,266
Shoucheng Holdings Ltd.	720,400	153,449
Shouyao Holdings Beijing Co. Ltd. Class A (a)	226,062	1,262,755
Shuangliang Eco-Energy Systems Co. Ltd. Class A (a)	240,502	228,429
SICC Co. Ltd. Class A (a)	38,913	461,432
Sichuan Gold Co. Ltd. Class A	47,100	342,064
Sichuan Hebang Biotechnology Co. Ltd. Class A (a)	1,871,000	761,219
Sichuan Hongda Co. Ltd. Class A (a)	680,000	1,445,321
Sichuan Injet Electric Co. Ltd. Class A	24,500	159,060
Sichuan Jiuyuan Yinhai Software Co. Ltd. Class A	28,200	67,043
Sichuan Kelun Pharmaceutical Co. Ltd. Class A	28,300	142,141
Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd. Class H (a) (b)	16,200	950,486
Sichuan New Energy Power Co. Ltd. Class A	59,900	137,636
Sichuan Swellfun Co. Ltd. Class A	22,000	104,446
Siglent Technologies Co. Ltd. Class A	42,658	236,430
See accompanying notes to financial statements.
54

STATE STREET SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Sihuan Pharmaceutical Holdings Group Ltd. (b)	2,087,000	$362,021
Silergy Corp. (b)	245,820	2,160,632
Sineng Electric Co. Ltd. Class A	340,019	1,914,075
Sino Biopharmaceutical Ltd.	20,799,000	15,625,381
Sino Wealth Electronic Ltd. Class A	29,887	101,734
Sinocare, Inc. Class A	270,300	621,087
Sinocelltech Group Ltd. Class A (a)	74,190	433,107
Sinoma Science & Technology Co. Ltd. Class A	968,302	5,505,555
Sinomine Resource Group Co. Ltd. Class A	316,944	3,409,579
Sino-Ocean Group Holding Ltd. (a)	10,182,980	97,411
Sinopec Shanghai Petrochemical Co. Ltd. Class H	12,664,600	1,986,870
Sinopharm Group Co. Ltd. Class H	2,676,800	6,896,681
Sino-Platinum Metals Co. Ltd. Class A	386,279	1,090,599
Sinotrans Ltd. Class H	9,768,024	5,893,058
Sinotruk Hong Kong Ltd.	110,500	546,566
Sinotruk Jinan Truck Co. Ltd. Class A	357,060	1,150,272
SITC International Holdings Co. Ltd.	2,822,000	12,266,748
Skshu Paint Co. Ltd. Class A	542,362	3,981,316
Skyworth Digital Co. Ltd. Class A	976,400	1,545,174
Sleemon Healthy Sleep Technology Co. Ltd. Class A	315,100	681,598
Smoore International Holdings Ltd. (b) (c)	3,097,000	3,507,737
Sohu.com Ltd. ADR (a)	19,270	297,722
SooChow Securities Co. Ltd. Class A	325,330	369,292
Southern Publishing & Media Co. Ltd. Class A	235,748	443,391
Southwest Securities Co. Ltd. Class A	1,309,500	786,834
StarPower Semiconductor Ltd. Class A	13,440	197,415
STO Express Co. Ltd. Class A	320,879	688,524
Sumavision Technologies Co. Ltd. Class A	220,000	166,592
Sun Art Retail Group Ltd.	2,780,500	556,795
Sunac China Holdings Ltd. (a) (b)	3,443,000	461,104
Sungrow Power Supply Co. Ltd. Class A	409,134	8,930,610
Suning Universal Co. Ltd. Class A	872,000	266,396
Sunny Optical Technology Group Co. Ltd.	1,332,300	9,082,859
Sunresin New Materials Co. Ltd. Class A	47,700	452,779
Sunrise Group Co. Ltd. Class A	896,256	799,360
Security Description	Shares	Value
Sunshine Guojian Pharmaceutical Shanghai Co. Ltd. Class A	138,339	$1,513,843
Sunshine Lake Pharma Co. Ltd. Class H (a) (b)	19,507	111,963
Sunward Intelligent Equipment Co. Ltd. Class A	609,800	905,866
Sunwoda Electronic Co. Ltd. Class A	301,000	1,098,674
Suzhou Anjie Technology Co. Ltd. Class A	317,900	617,232
Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	351,272	5,253,797
Suzhou Everbright Photonics Co. Ltd. Class A (a)	39,538	1,179,265
Suzhou Good-Ark Electronics Co. Ltd. Class A	269,081	362,712
Suzhou Hengmingda Electronic Technology Co. Ltd. Class A	37,500	274,190
Suzhou HYC Technology Co. Ltd. Class A (a)	63,366	277,898
Suzhou Maxwell Technologies Co. Ltd. Class A	20,704	685,567
Suzhou Novosense Microelectronics Co. Ltd. Class A (a)	38,120	816,191
Suzhou Oriental Semiconductor Co. Ltd. Class A	37,614	372,453
Suzhou Recodeal Interconnect System Co. Ltd. Class A	31,085	361,316
Suzhou Secote Precision Electronic Co. Ltd. Class A	61,320	373,068
Suzhou Shijing Environmental Technology Co. Ltd. Class A (a)	43,540	68,147
Suzhou SLAC Precision Equipment Co. Ltd. Class A (a)	769,200	1,271,847
Suzhou TFC Optical Communication Co. Ltd. Class A	74,088	3,235,256
Suzhou TZTEK Technology Co. Ltd. Class A	97,794	824,496
Suzhou Wanxiang Technology Co. Ltd. Class A (a)	98,700	283,523
Suzhou Zelgen Biopharmaceutical Co. Ltd. Class A (a)	72,205	1,032,889
SVG Optronics Co. Ltd. Class A (a)	27,988	169,589
T&S Communications Co. Ltd. Class A	97,100	1,513,572
Taiji Computer Corp. Ltd. Class A	337,236	974,106
TAL Education Group ADR (a)	689,840	7,843,481
Talkweb Information System Co. Ltd. Class A (a)	98,300	486,469
Tangrenshen Group Co. Ltd. Class A (a)	632,800	369,233
See accompanying notes to financial statements.
55

STATE STREET SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Tayho Advanced Materials Group Co. Ltd. Class A	636,200	$964,428
TBEA Co. Ltd. Class A	331,320	1,271,226
TCL Technology Group Corp. Class A	2,575,700	1,592,401
TCL Zhonghuan Renewable Energy Technology Co. Ltd. Class A (a)	744,925	946,971
Telling Telecommunication Holding Co. Ltd. Class A	51,300	77,098
Tencent Holdings Ltd.	8,841,694	545,825,348
Tencent Music Entertainment Group ADR	817,625	7,587,560
Three's Co. Media Group Co. Ltd. Class A	42,873	224,710
Thunder Software Technology Co. Ltd. Class A	19,500	164,940
Tiangong International Co. Ltd.	280,000	110,711
Tianjin Capital Environmental Protection Group Co. Ltd. Class A	276,400	243,316
Tianli International Holdings Ltd. (b)	2,806,000	798,115
Tianma Microelectronics Co. Ltd. Class A (a)	287,900	329,722
Tianneng Power International Ltd.	288,000	271,095
Tianqi Lithium Corp. Class A (a)	622,199	4,997,988
Tianshan Aluminum Group Co. Ltd. Class A	1,092,400	2,813,760
TianShan Material Co. Ltd. Class A (a)	290,000	210,781
Tianshui Huatian Technology Co. Ltd. Class A	357,400	602,333
Tianyu Digital Technology Group Co. Ltd. Class A (a)	246,200	202,472
Time Publishing & Media Co. Ltd. Class A	119,640	137,712
Tinergy Chemical Co. Ltd. Class A	2,985,328	2,018,545
Tingyi Cayman Islands Holding Corp.	5,645,020	9,345,726
Titan Wind Energy Suzhou Co. Ltd. Class A	1,310,089	2,111,181
TKD Science & Technology Co. Ltd. Class A	50,660	190,121
Tofflon Science & Technology Group Co. Ltd. Class A	73,900	152,793
Tongcheng Travel Holdings Ltd.	1,201,200	2,757,787
TongFu Microelectronics Co. Ltd. Class A	754,244	4,513,430
Tongling Jingda Special Magnet Wire Co. Ltd. Class A	198,300	339,941
Tongwei Co. Ltd. Class A (a)	706,400	1,689,624
Top Energy Co. Ltd. Class A (a)	96,517	97,961
Topchoice Medical Corp. Class A	46,217	281,516
Topsec Technologies Group, Inc. Class A	608,900	644,455
Security Description	Shares	Value
Topsports International Holdings Ltd. (c)	2,706,000	$945,695
Toread Holdings Group Co. Ltd. Class A	248,838	536,825
Transfar Zhilian Co. Ltd. Class A	267,600	222,396
TravelSky Technology Ltd. Class H	2,928,514	3,611,991
Trina Solar Co. Ltd. Class A (a)	253,040	603,776
Trip.com Group Ltd. (a)	798,958	38,805,541
TRS Information Technology Corp. Ltd. Class A (a)	37,900	98,005
Tsingtao Brewery Co. Ltd. Class A	367,844	3,294,602
Tsingtao Brewery Co. Ltd. Class H	274,000	1,694,283
Tuya, Inc. ADR (b)	66,229	152,989
UBTech Robotics Corp. Ltd. Class H (a) (b)	219,400	2,389,832
Unigroup Guoxin Microelectronics Co. Ltd. Class A	199,059	1,903,348
Uni-President China Holdings Ltd. (b)	145,000	145,551
Unisplendour Corp. Ltd. Class A	359,576	1,296,342
Universal Scientific Industrial Shanghai Co. Ltd. Class A	330,500	1,579,119
Up Fintech Holding Ltd. ADR (a)	141,209	889,617
Valiant Co. Ltd. Class A	663,900	1,492,807
Vanchip Tianjin Technology Co. Ltd. Class A (a)	64,821	308,680
Verisilicon Microelectronics Shanghai Co. Ltd. Class A (a)	85,977	2,518,301
Victory Giant Technology Huizhou Co. Ltd. Class A	67,400	2,449,419
Vipshop Holdings Ltd. ADR	457,159	7,186,539
Visionox Technology, Inc. Class A (a)	256,300	281,657
Visual China Group Co. Ltd. Class A	333,300	968,528
Viva Biotech Holdings (a) (b) (c)	3,383,500	798,382
Vnet Group, Inc. ADR (a) (b)	128,836	1,080,934
VOYAH Automobile Technology Co. Ltd. Class H (a)	388,908	253,974
Walvax Biotechnology Co. Ltd. Class A	302,800	543,196
Wangneng Environment Co. Ltd. Class A	318,810	784,712
Wanhua Chemical Group Co. Ltd. Class A	339,000	3,899,626
Want Want China Holdings Ltd.	10,479,976	6,162,176
Wasu Media Holding Co. Ltd. Class A	616,900	660,068
Wcon Electronics Co. Ltd. Class A	32,800	216,887
Weaver Network Technology Co. Ltd. Class A	23,800	149,726
Weichai Power Co. Ltd. Class A	3,521,273	12,358,385
Weichai Power Co. Ltd. Class H	3,006,000	10,474,723
Weimob, Inc. (a) (b) (c)	3,051,000	564,265
See accompanying notes to financial statements.
56

STATE STREET SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Wellhope Foods Co. Ltd. Class A	609,200	$598,907
Wencan Group Co. Ltd. Class A	49,500	140,401
Wens Foodstuff Group Co. Ltd. Class A	291,300	700,972
Wenzhou Yihua Connector Co. Ltd. Class A	33,100	279,064
WeRide, Inc. ADR (a) (b)	104,215	843,099
West China Cement Ltd. (b)	6,240,000	1,735,058
Western Region Gold Co. Ltd. Class A	243,344	1,108,079
Western Superconducting Technologies Co. Ltd. Class A	37,170	381,619
Wetown Electric Group Co. Ltd. Class A	245,147	1,506,724
Willfar Information Technology Co. Ltd. Class A	42,780	225,213
WINBO-Dongjian Automotive Technology Co. Ltd. Class A	104,300	162,339
Windey Energy Technology Group Co. Ltd. Class A	78,700	217,070
Wingtech Technology Co. Ltd. Class A (a)	289,172	1,312,991
Winning Health Technology Group Co. Ltd. Class A	362,000	439,744
Wolong Electric Group Co. Ltd. Class A	379,000	2,036,932
Wondershare Technology Group Co. Ltd. Class A (a)	22,514	221,629
Wuhan Dr. Laser Technology Corp. Ltd. Class A	33,689	355,830
Wuhan Guide Infrared Co. Ltd. Class A (a)	1,727,511	3,174,036
Wuhan Jingce Electronic Group Co. Ltd. Class A (a)	21,400	389,474
Wuliangye Yibin Co. Ltd. Class A	659,075	9,854,587
WUS Printed Circuit Kunshan Co. Ltd. Class A	370,350	4,073,652
WuXi AppTec Co. Ltd. Class A	682,099	9,688,261
WuXi AppTec Co. Ltd. Class H (c)	399,300	5,984,254
Wuxi Autowell Technology Co. Ltd. Class A	60,288	640,528
Wuxi Biologics Cayman, Inc. (a) (c)	5,324,000	22,422,703
Wuxi Boton Technology Co. Ltd. Class A	33,900	99,933
Wuxi Chipown Micro-Electronics Ltd. Class A	47,056	385,485
Wuxi DK Electronic Materials Co. Ltd. Class A	31,500	371,203
Wuxi ETEK Microelectronics Co. Ltd. Class A	72,267	548,278
Wuxi Lead Intelligent Equipment Co. Ltd. Class A	228,500	1,578,098
Wuxi NCE Power Co. Ltd. Class A	58,212	307,634
Wuxi Taclink Optoelectronics Technology Co. Ltd. Class A	79,474	2,117,251
Security Description	Shares	Value
Wuxi Taiji Industry Ltd. Co. Class A	241,100	$312,079
WuXi XDC Cayman, Inc. (a)	110,000	816,561
Wuxi Xinje Electric Co. Ltd. Class A	20,900	145,402
XD, Inc. (b)	548,400	4,228,308
XGD, Inc. Class A	407,900	1,344,174
Xiamen Amoytop Biotech Co. Ltd. Class A	33,545	314,726
Xiamen C & D, Inc. Class A	242,300	311,527
Xiamen Changelight Co. Ltd. Class A	115,900	541,852
Xiamen Faratronic Co. Ltd. Class A	16,312	295,008
Xiamen Jihong Technology Co. Ltd. Class A	70,400	174,402
Xiamen Kingdomway Group Co. Class A	308,400	783,201
Xiamen Voke Mold & Plastic Engineering Co. Ltd. Class A	97,800	1,410,352
Xi'an Sinofuse Electric Co. Ltd. Class A	21,016	420,582
Xi'an Tian He Defense Technology Co. Ltd. Class A (a)	80,000	133,088
Xi'an Triangle Defense Co. Ltd. Class A	23,800	128,154
Xiangcai Co. Ltd. Class A (a)	66,400	89,120
Xiangtan Electrochemical Scientific Co. Ltd. Class A	65,800	124,518
Xiaomi Corp. Class B (a) (c)	24,622,600	99,744,111
Xingtong Shipping Co. Ltd. Class A	69,040	148,542
Xinhua Winshare Publishing & Media Co. Ltd. Class A	360,980	706,625
Xinhuanet Co. Ltd. Class A	359,880	1,035,866
Xinte Energy Co. Ltd. Class H (a)	139,600	92,233
Xinxiang Richful Lube Additive Co. Ltd. Class A	27,550	193,620
Xinyi Glass Holdings Ltd. (b)	6,591,314	8,230,525
Xinyi Solar Holdings Ltd. (b)	7,032,861	2,610,345
Xinzhi Group Co. Ltd. Class A (a)	70,800	199,380
Xizang Zhufeng Resources Co. Ltd. Class A	53,900	132,824
Xizi Clean Energy Equipment Manufacturing Co. Ltd. Class A	79,400	185,777
XPeng, Inc. Class A (a)	1,621,930	13,539,874
XtalPi Holdings Ltd. (a) (b)	2,422,000	2,783,375
Xtep International Holdings Ltd.	1,766,358	1,007,069
Xuji Electric Co. Ltd. Class A	280,300	1,102,661
Yadea Group Holdings Ltd. (c)	649,204	1,097,160
Yangling Metron New Material, Inc. Class A	45,500	102,967
Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. Class A	71,200	3,190,480
See accompanying notes to financial statements.
57

STATE STREET SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. Class H (b) (c)	143,500	$3,349,468
Yangzhou Yangjie Electronic Technology Co. Ltd. Class A	41,000	400,520
Yangzijiang Shipbuilding Holdings Ltd.	2,657,600	7,786,481
Yankuang Energy Group Co. Ltd. Class H (b)	5,759,386	10,703,076
Yantai Dongcheng Pharmaceutical Co. Ltd. Class A	966,912	1,982,347
Yantai Eddie Precision Machinery Co. Ltd. Class A	674,729	1,917,693
Yatsen Holding Ltd. ADR (a)	66,012	203,317
Yeahka Ltd. (a) (b)	136,400	117,433
Yealink Network Technology Corp. Ltd. Class A	28,903	137,010
YGSOFT, Inc. Class A	2,361,177	2,208,465
Yidu Tech, Inc. (a) (b) (c)	610,400	382,269
Yifeng Pharmacy Chain Co. Ltd. Class A	103,695	366,334
Yihai International Holding Ltd.	250,000	520,395
Yinbang Clad Material Co. Ltd. Class A	561,100	1,103,239
Yizumi Holdings Co. Ltd. Class A	48,800	167,737
Yonfer Agricultural Technology Co. Ltd. Class A	698,000	1,584,641
YongXing Special Materials Technology Co. Ltd. Class A	26,650	288,698
Yonyou Network Technology Co. Ltd. Class A (a)	711,770	1,199,560
Yotrio Group Co. Ltd. Class A	1,944,430	965,641
Youngy Co. Ltd. Class A	17,200	189,963
Youzu Interactive Co. Ltd. Class A (a)	344,800	476,261
YTO Express Group Co. Ltd. Class A	1,009,400	2,944,881
Yuexiu Property Co. Ltd. (b)	4,095,600	1,969,390
Yum China Holdings, Inc.	640,269	31,232,322
YUNDA Holding Group Co. Ltd. Class A	1,368,488	1,339,421
Yuneng Technology Co. Ltd. Class A	17,787	149,369
Yunnan Aluminium Co. Ltd. Class A	746,000	3,348,343
Yunnan Baiyao Group Co. Ltd. Class A	37,100	294,686
Yunnan Botanee Bio-Technology Group Co. Ltd. Class A	10,600	58,243
Yunnan Energy New Material Group Co. Ltd. Class A (a)	36,683	359,994
Yunnan Lincang Xinyuan Germanium Industrial Co. Ltd. Class A	700,700	4,962,028
Yunnan Tin Co. Ltd. Class A	58,200	265,944
Yunnan Yuntianhua Co. Ltd. Class A	53,700	259,609
Security Description	Shares	Value
Yusys Technologies Co. Ltd. Class A	28,320	$82,007
Yutong Heavy Industries Co. Ltd. Class A	217,900	347,671
Zai Lab Ltd. (a) (b)	1,137,290	1,987,306
Zangge Mining Co. Ltd. Class A	63,200	725,363
ZCZL Industrial Technology Group Co. Ltd. Class H	123,800	285,649
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	15,400	336,911
Zhaojin Mining Industry Co. Ltd. Class H	1,360,000	5,505,778
Zhefu Holding Group Co. Ltd. Class A	2,618,200	1,576,978
Zhejiang Akcome New Energy Technology Co. Ltd. (a) (e)	599,000	—
Zhejiang Asia-Pacific Mechanical & Electronic Co. Ltd. Class A	589,926	1,125,751
Zhejiang Ausun Pharmaceutical Co. Ltd. Class A	99,764	146,179
Zhejiang Cfmoto Power Co. Ltd. Class A	15,224	503,888
Zhejiang China Commodities City Group Co. Ltd. Class A	208,500	390,634
Zhejiang Chint Electrics Co. Ltd. Class A	260,400	1,230,987
Zhejiang Communications Technology Co. Ltd. Class A	890,240	506,558
Zhejiang Crystal-Optech Co. Ltd. Class A	669,900	2,137,721
Zhejiang Dahua Technology Co. Ltd. Class A	678,907	1,656,302
Zhejiang Daily Digital Culture Group Co. Ltd. Class A	78,900	138,227
Zhejiang Dingli Machinery Co. Ltd. Class A	108,100	757,218
Zhejiang Expressway Co. Ltd. Class H	6,535,940	5,985,568
Zhejiang Gongdong Medical Technology Co. Ltd. Class A	41,356	104,008
Zhejiang Haikong Nanke Huatie Digital Intelligence & Technology Co. Ltd.	323,650	313,027
Zhejiang HangKe Technology, Inc. Co. Class A	139,418	542,193
Zhejiang Hisoar Pharmaceutical Co. Ltd. Class A (a)	318,400	327,772
Zhejiang Huahai Pharmaceutical Co. Ltd. Class A	32,100	74,641
Zhejiang Huayou Cobalt Co. Ltd. Class A	257,500	2,189,609
Zhejiang Jiahua Energy Chemical Industry Co. Ltd. Class A	292,400	386,525
Zhejiang Jinggong Integration Technology Co. Ltd. Class A	78,200	195,424
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	329,000	1,958,271
See accompanying notes to financial statements.
58

STATE STREET SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Zhejiang Jingu Co. Ltd. Class A	670,500	$1,075,642
Zhejiang Jingxin Pharmaceutical Co. Ltd. Class A	330,820	752,963
Zhejiang Jinke Tom Culture Industry Co. Ltd. Class A (a)	2,002,800	1,188,915
Zhejiang Juhua Co. Ltd. Class A	661,300	3,269,781
Zhejiang Lante Optics Co. Ltd. Class A	113,690	935,469
Zhejiang Leapmotor Technology Co. Ltd. Class H (a) (c)	57,700	346,044
Zhejiang Meida Industrial Co. Ltd. Class A	295,700	342,936
Zhejiang Narada Power Source Co. Ltd. Class A (a)	249,600	471,250
Zhejiang NHU Co. Ltd. Class A	722,888	3,616,167
Zhejiang Orient Holdings Group Co. Ltd. Class A	925,221	748,836
Zhejiang Provincial New Energy Investment Group Co. Ltd. Class A	256,700	370,553
Zhejiang Rongtai Electric Material Co. Ltd. Class A (a)	105,500	1,111,105
Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	372,242	2,292,188
Zhejiang Semir Garment Co. Ltd. Class A	252,500	198,514
Zhejiang Shibao Co. Ltd. Class A	217,200	633,672
Zhejiang Songyuan Automotive Safety Systems Co. Ltd. Class A	418,816	1,267,357
Zhejiang Sunoren Solar Technology Co. Ltd.	278,200	454,355
Zhejiang Sunriver Culture Tourism Co. Ltd. Class A (a)	411,100	353,560
Zhejiang Supor Co. Ltd. Class A	24,277	154,132
Zhejiang Tiantie Science & Technology Co. Ltd. Class A	254,700	200,981
Zhejiang Weiming Environment Protection Co. Ltd. Class A	701,341	2,547,765
Zhejiang Weixing New Building Materials Co. Ltd. Class A	295,700	480,367
Zhejiang XCC Group Co. Ltd. Class A	74,800	718,358
Zhejiang Xianju Pharmaceutical Co. Ltd. Class A	329,800	432,622
Zhejiang Yasha Decoration Co. Ltd. Class A	2,034,725	1,154,838
Zhejiang Yinlun Machinery Co. Ltd. Class A	92,400	568,712
Zhejiang Yonggui Electric Equipment Co. Ltd. Class A	53,200	120,624
Zhejiang Yonghe Refrigerant Co. Ltd. Class A	38,500	136,905
Zhejiang Yongtai Technology Co. Ltd. Class A (a)	341,060	1,125,888
Zhengzhou GL Tech Co. Ltd. Class A	74,400	290,633
Security Description	Shares	Value
Zheshang Securities Co. Ltd. Class A	920,200	$1,287,030
Zhihu, Inc. ADR (a) (b)	81,447	231,309
ZhongAn Online P&C Insurance Co. Ltd. Class H (a) (c)	653,700	1,063,069
Zhongji Innolight Co. Ltd. Class A	100,180	8,259,153
Zhongsheng Group Holdings Ltd.	193,000	202,349
Zhuhai Zhumian Group Co. Ltd. Class A (a)	639,000	525,507
Zhuzhou CRRC Times Electric Co. Ltd. Class H	1,380,625	6,416,925
Zhuzhou Smelter Group Co. Ltd. Class A (a)	802,200	2,019,815
Zijin Mining Group Co. Ltd. Class A	1,344,774	6,370,771
Zijin Mining Group Co. Ltd. Class H	12,492,431	54,748,594
ZJAMP Group Co. Ltd. Class A	65,400	92,797
Zkteco Co. Ltd. Class A	42,240	201,271
Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A	3,872,457	4,821,859
ZTE Corp. Class H (b)	2,536,745	7,053,524
ZTO Express Cayman, Inc. ADR	720,495	18,134,859
ZWSOFT Co. Ltd. Guangzhou Class A	14,879	102,975
		4,803,533,021
COLOMBIA — 0.2%
Cementos Argos SA	398,501	1,278,776
Corp. Financiera Colombiana SA (a)	192,022	845,033
Ecopetrol SA	4,895,870	3,747,010
Grupo Cibest SA	471,064	10,931,621
Grupo Cibest SA ADR	183,736	13,377,818
Grupo de Inversiones Suramericana SA	66	898
Grupo de Inversiones Suramericana SA Preference Shares	188,946	2,169,122
Interconexion Electrica SA ESP	731,344	5,597,275
Procaps Group SA (a)	150	17
		37,947,570
CZECH REPUBLIC — 0.2%
CEZ AS	407,681	22,944,891
Komercni Banka AS	265,284	13,425,077
		36,369,968
EGYPT — 0.1%
Commercial International Bank - Egypt (CIB)	3,983,102	8,830,255
EFG Holding SAE (a)	3,409,880	1,571,869
U Consumer Finance (a)	1,016,960	193,778
		10,595,902
GREECE — 0.6%
Allwyn AG	580,435	8,754,292
See accompanying notes to financial statements.
59

STATE STREET SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Alpha Bank SA	1,590,823	$5,810,439
Danaos Corp. (b)	8,939	1,006,889
Eurobank SA Class A	6,525,516	25,623,724
FF Group (a) (e)	5,627	—
GEK Terna SA	85,048	3,318,019
Hellenic Telecommunications Organization SA	356,241	6,698,721
Jumbo SA (b)	154,251	3,906,461
LAMDA Development SA (a)	39,076	269,240
Metlen Energy & Metals PLC (a) (b)	144,565	5,570,026
MIG Holdings SA (a)	1,004	3,517
National Bank of Greece SA (b)	657,535	10,026,991
Piraeus Bank SA	1,116,246	8,984,963
Public Power Corp. SA	314,922	6,516,841
Sarantis SA	47,929	773,133
Star Bulk Carriers Corp.	103,888	2,386,307
Tsakos Energy Navigation Ltd.	45,960	1,813,582
		91,463,145
HONG KONG — 0.2%
C Fiber Optic (a) (e)	88,800	—
China Common Rich Renewable Energy Investments Ltd. (a) (e)	856,000	—
China Dili Group (a) (b) (e)	2,637,100	—
China Huishan Dairy Holdings Co. Ltd. (a) (e)	310,600	—
China Huiyuan Juice Group Ltd. (a) (e)	188,500	—
China Ocean Industry Group Ltd. (a) (e)	57,625	—
Chong Sing Holdings FinTech Group Ltd. (a) (e)	2,281,618	—
Citychamp Watch & Jewellery Group Ltd. (a)	5,178,000	56,138
Damai Entertainment Holdings Ltd. (a) (b)	29,562,400	2,375,489
Digital China Holdings Ltd. (b)	3,261,000	881,779
Guotai Junan International Holdings Ltd. (b)	2,701,000	799,255
Gushengtang Holdings Ltd.	57,000	198,477
Huabao International Holdings Ltd.	2,464,651	1,336,033
Imperial Pacific Ltd. (a) (e)	1,043,500	—
Kingboard Laminates Holdings Ltd.	1,671,500	4,080,573
MH Development NPV (a) (e)	10,600	—
National Agricultural Holdings Ltd. (a) (b) (e)	72,000	—
NH Health (a) (b) (e)	115,500	104,154
Nine Dragons Paper Holdings Ltd. (a)	4,158,735	3,506,191
Orient Overseas International Ltd. (b)	72,000	1,277,416
Ozner Water International Holding Ltd. (a) (e)	738,000	—
Security Description	Shares	Value
Real Nutriceutical Group Ltd. (a) (e)	199,000	$—
Skyworth Group Ltd. (a)	867,005	680,095
SSY Group Ltd. (b)	199,740	62,672
Tech-Pro, Inc. (a) (b) (e)	484,000	—
Time Interconnect Technology Ltd.	1,088,000	2,144,027
United Laboratories International Holdings Ltd. (b)	168,000	205,923
WH Group Ltd. (c)	12,990,721	17,000,178
Yincheng International Holding Co. Ltd. (a) (e)	96,000	—
		34,708,400
HUNGARY — 0.4%
MOL Hungarian Oil & Gas PLC	1,180,781	13,937,003
OTP Bank Nyrt	385,872	40,778,905
Richter Gedeon Nyrt	254,187	8,979,430
		63,695,338
INDIA — 16.0%
360 ONE WAM Ltd.	64,126	642,012
Aarti Industries Ltd.	247,736	1,042,281
Aarti Pharmalabs Ltd.	45,189	282,024
ABB India Ltd.	45,050	2,822,015
Action Construction Equipment Ltd.	35,541	280,641
Adani Energy Solutions Ltd. (a)	468,675	4,619,610
Adani Enterprises Ltd.	549,828	10,195,574
Adani Green Energy Ltd. (a)	648,658	5,518,282
Adani Ports & Special Economic Zone Ltd.	1,354,415	18,743,580
Adani Power Ltd. (a)	8,537,256	13,540,077
Adani Total Gas Ltd.	441,077	2,371,430
Aditya Birla Capital Ltd. GDR (a)	278	862
Aditya Birla Fashion & Retail Ltd. (a)	524,514	298,012
Aditya Birla Lifestyle Brands Ltd. (a)	488,355	454,277
Aegis Logistics Ltd.	90,183	569,202
Affle 3i Ltd. (a)	38,440	587,287
AGI Greenpac Ltd.	42,152	208,230
AIA Engineering Ltd.	43,886	1,682,635
Ajanta Pharma Ltd.	16,583	490,433
Alembic Pharmaceuticals Ltd.	38,157	266,821
Alkem Laboratories Ltd.	12,767	713,265
Alok Industries Ltd. (a)	4,486,312	528,810
Ambuja Cements Ltd.	790,762	3,345,255
Anant Raj Ltd.	1,884,182	8,059,280
Angel One Ltd.	723,860	1,736,447
Anup Engineering Ltd.	16,207	274,028
Apar Industries Ltd.	26,970	2,809,637
Apcotex Industries Ltd.	65,035	215,369
APL Apollo Tubes Ltd.	291,933	5,961,852
Apollo Hospitals Enterprise Ltd.	252,896	19,781,341
Apollo Micro Systems Ltd.	619,506	1,189,781
Aptus Value Housing Finance India Ltd.	168,134	344,905
See accompanying notes to financial statements.
60

STATE STREET SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Asahi India Glass Ltd.	99,837	$825,653
Ashapura Minechem Ltd.	384,238	1,861,462
Ashok Leyland Ltd.	3,912,827	6,358,376
Asian Paints Ltd.	694,991	15,865,201
Astra Microwave Products Ltd.	88,506	798,477
Astral Ltd.	107,281	1,808,588
AstraZeneca Pharma India Ltd.	95,206	7,794,749
Atul Ltd.	19,757	1,326,559
AU Small Finance Bank Ltd. (c)	483,779	4,298,218
AurionPro Solutions Ltd.	26,876	205,348
Aurobindo Pharma Ltd.	823,692	11,327,760
Avalon Technologies Ltd. (a) (c)	27,830	272,289
Avantel Ltd.	556,307	742,300
Avanti Feeds Ltd.	55,107	683,254
Avenue Supermarts Ltd. (a) (c)	255,798	10,671,111
AvenuesAI Ltd. (a)	4,609,224	651,180
AWL Agri Business Ltd. (a)	214,035	401,155
Axis Bank Ltd.	4,032,741	49,375,686
Bajaj Auto Ltd.	136,919	12,676,542
Bajaj Finance Ltd.	4,817,114	40,708,578
Bajaj Finserv Ltd.	747,278	12,856,345
Bajaj Hindusthan Sugar Ltd. (a)	3,143,574	545,866
Bajaj Holdings & Investment Ltd.	41,329	3,810,946
Balkrishna Industries Ltd.	120,136	2,638,340
Balrampur Chini Mills Ltd.	1,083,006	5,676,008
Bandhan Bank Ltd. (c)	1,889,965	2,816,553
BASF India Ltd.	19,803	670,910
Bata India Ltd.	12,326	78,947
Bayer CropScience Ltd.	19,776	968,609
Berger Paints India Ltd.	334,144	1,444,395
Bharat Dynamics Ltd.	85,491	988,410
Bharat Electronics Ltd.	5,492,016	23,198,790
Bharat Forge Ltd.	326,588	5,766,067
Bharat Heavy Electricals Ltd.	3,950,790	10,225,954
Bharat Petroleum Corp. Ltd.	1,783,357	5,283,394
Bharti Airtel Ltd.	4,723,687	88,767,640
Biocon Ltd.	1,090,223	4,148,304
Birlasoft Ltd.	498,766	1,748,728
Blue Jet Healthcare Ltd.	140,578	485,026
Bombay Dyeing & Manufacturing Co. Ltd.	237,747	232,386
Borosil Renewables Ltd. (a)	54,736	217,562
Bosch Home Comfort India Ltd.	5,216	57,693
Bosch Ltd.	3,608	1,093,446
Britannia Industries Ltd.	334,727	19,138,096
Camlin Fine Sciences Ltd. (a)	130,263	133,121
Can Fin Homes Ltd.	229,978	1,920,469
Caplin Point Laboratories Ltd.	180,896	2,869,962
Carborundum Universal Ltd.	14,354	117,391
Care Ratings Ltd.	45,125	689,135
Cartrade Tech Ltd. (a)	99,891	1,737,716
Carysil Ltd.	46,300	367,769
Castrol India Ltd.	571,934	1,046,318
Ceat Ltd.	21,636	739,648
Central Bank of India Ltd.	732,913	242,865
Security Description	Shares	Value
CG Power & Industrial Solutions Ltd.	1,151,639	$7,953,517
Chalet Hotels Ltd.	152,698	1,130,640
Chambal Fertilisers & Chemicals Ltd.	137,076	616,669
Chennai Petroleum Corp. Ltd.	97,209	991,422
Cholamandalam Investment & Finance Co. Ltd.	643,322	9,188,401
CIE Automotive India Ltd.	20,025	93,951
Cipla Ltd.	1,192,751	15,394,676
City Union Bank Ltd.	161,609	408,671
Coal India Ltd.	2,539,736	12,061,562
Coforge Ltd.	344,589	4,049,746
Cohance Lifesciences Ltd. (a)	767,166	2,438,221
Colgate-Palmolive India Ltd.	126,649	2,388,403
Computer Age Management Services Ltd.	14,452	95,352
Container Corp. of India Ltd.	241,406	1,082,460
CORE Education & Technologies Ltd. (a) (e)	9,253	—
Coromandel International Ltd.	128,361	2,584,576
Craftsman Automation Ltd.	2,713	199,566
CreditAccess Grameen Ltd. (a)	83,265	1,016,575
CRISIL Ltd.	26,627	1,055,886
Crompton Greaves Consumer Electricals Ltd.	560,446	1,321,216
Cummins India Ltd.	62,165	2,949,419
Cupid Ltd. (a)	2,358,960	2,066,760
Cyient Ltd.	51,063	405,306
Dabur India Ltd.	987,751	4,274,410
Dalmia Bharat Ltd.	34,183	641,215
Data Patterns India Ltd.	38,362	1,227,641
DCB Bank Ltd.	3,102,546	5,179,047
DCM Shriram Ltd.	55,222	650,039
Deepak Fertilisers & Petrochemicals Corp. Ltd.	78,925	756,392
Deepak Nitrite Ltd.	224,356	3,043,807
Delhivery Ltd. (a)	258,792	1,136,954
Diamond Power Infrastructure Ltd. (a)	642,603	805,009
Dilip Buildcon Ltd. (c)	24,341	99,367
Dish TV India Ltd. (a)	2,902,421	56,305
Dishman Carbogen Amcis Ltd. (a)	226,009	309,697
Divi's Laboratories Ltd.	205,079	12,858,417
Dixon Technologies India Ltd.	64,642	6,592,412
DLF Ltd.	652,800	3,469,487
Dr. Lal PathLabs Ltd. (c)	95,355	1,319,103
Dr. Reddy's Laboratories Ltd. ADR (b)	1,484,840	20,565,034
Dynamatic Technologies Ltd.	3,889	369,429
Easy Trip Planners Ltd. (a)	2,364,036	145,807
Edelweiss Financial Services Ltd.	901,405	947,224
Eicher Motors Ltd.	199,144	13,827,935
EID Parry India Ltd. (a)	91,688	749,657
Elecon Engineering Co. Ltd.	179,196	670,223
See accompanying notes to financial statements.
61

STATE STREET SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Elgi Equipments Ltd.	330,248	$1,626,541
Emami Ltd.	103,509	429,320
Embassy Developments Ltd. (a)	822,115	342,025
Embassy Office Parks REIT	339,944	1,506,346
eMudhra Ltd.	36,394	143,544
Endurance Technologies Ltd. (c)	21,917	511,573
Enviro Infra Engineers Ltd. (a)	375,096	555,197
Epigral Ltd.	17,040	145,601
EPL Ltd.	172,421	373,151
Equitas Small Finance Bank Ltd. (a) (c)	245,774	134,044
Era Infra Engineering Ltd. (a) (e)	5	—
Escorts Kubota Ltd.	92,706	2,678,393
Eternal Ltd. (a)	8,238,178	19,888,275
Eureka Forbes Ltd. (a)	50,440	234,176
Exide Industries Ltd.	188,821	573,140
FDC Ltd.	404,264	1,368,591
Federal Bank Ltd.	926,332	2,533,407
Fertilisers & Chemicals Travancore Ltd.	57,265	452,300
FIEM Industries Ltd.	14,320	288,502
Fine Organic Industries Ltd.	16,542	690,134
Finolex Cables Ltd.	31,223	255,614
Finolex Industries Ltd.	210,489	332,770
Firstsource Solutions Ltd.	61,170	131,816
Force Motors Ltd.	3,222	659,185
Fortis Healthcare Ltd.	1,171,479	9,819,063
FSN E-Commerce Ventures Ltd. (a)	792,318	1,963,070
Gabriel India Ltd.	90,527	788,698
GAIL India Ltd.	7,439,917	10,801,945
Gammon India Ltd. (a) (e)	139,302	—
Garden Reach Shipbuilders & Engineers Ltd.	80,876	1,682,175
Gateway Distriparks Ltd.	2,824,804	1,505,490
GE Vernova T&D India Ltd.	68,959	2,646,723
Genus Power Infrastructures Ltd.	75,283	170,570
Gitanjali Gems Ltd. (a) (e)	3,573	—
Gland Pharma Ltd. (c)	24,109	431,121
Glenmark Pharmaceuticals Ltd.	192,554	4,327,599
GMM Pfaudler Ltd.	14,047	117,442
Godawari Power & Ispat Ltd.	404,422	1,146,126
Godfrey Phillips India Ltd.	78,759	1,555,687
Godrej Consumer Products Ltd.	436,359	4,530,648
Godrej Industries Ltd. (a)	1,189,241	9,391,178
Godrej Properties Ltd. (a)	72,004	1,116,931
Gokaldas Exports Ltd. (a)	105,903	647,820
Goodluck India Ltd.	89,010	925,491
Granules India Ltd.	894,409	5,850,276
Graphite India Ltd.	189,987	1,235,282
Grasim Industries Ltd.	532,136	14,349,628
Gravita India Ltd.	17,079	237,345
Great Eastern Shipping Co. Ltd.	17,163	255,992
Grindwell Norton Ltd.	25,361	361,797
Gujarat Ambuja Exports Ltd.	102,494	146,843
Gujarat Fluorochemicals Ltd.	46,713	1,491,437
Security Description	Shares	Value
Gujarat Gas Ltd.	309,249	$1,001,771
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	62,809	242,664
Gujarat NRE Coke Ltd. (a) (e)	25,505	—
Gujarat State Petronet Ltd.	221,997	537,504
Gulshan Chemfill Ltd. (a)	12,547	2,799
Happiest Minds Technologies Ltd.	34,073	129,702
Havells India Ltd.	437,427	5,490,853
HBL Engineering Ltd.	88,630	574,491
HCL Technologies Ltd.	2,252,240	31,857,090
HDFC Asset Management Co. Ltd. (c)	47,069	1,099,896
HDFC Bank Ltd.	17,141,208	132,206,810
HDFC Life Insurance Co. Ltd. (c)	1,375,640	8,565,774
HEG Ltd.	258,587	1,478,750
Hemisphere Properties India Ltd. (a)	286,143	337,041
Hero MotoCorp Ltd.	381,393	20,358,653
HFCL Ltd.	1,246,045	891,489
Himadri Speciality Chemical Ltd.	725,854	3,379,455
Hindalco Industries Ltd.	2,285,160	21,308,765
Hindustan Aeronautics Ltd.	132,067	4,855,563
Hindustan Construction Co. Ltd. (a)	12,478,687	1,806,375
Hindustan Oil Exploration Co. Ltd. (a)	204,942	255,679
Hindustan Petroleum Corp. Ltd.	816,829	2,888,435
Hindustan Unilever Ltd.	1,655,512	35,871,936
Hindustan Zinc Ltd.	54,790	290,070
Hindware Home Innovation Ltd. (a)	65,931	121,527
Hitachi Energy India Ltd.	17,258	4,409,627
Honeywell Automation India Ltd.	2,896	803,777
ICICI Bank Ltd.	96,382	1,225,394
ICICI Bank Ltd. ADR	4,304,990	111,499,241
ICICI Lombard General Insurance Co. Ltd. (c)	348,771	6,290,095
ICICI Prudential Life Insurance Co. Ltd. (c)	377,546	2,028,267
IDFC First Bank Ltd.	3,206,949	1,989,788
IFB Industries Ltd. (a)	19,772	186,382
IFCI Ltd. (a)	2,467,631	1,245,669
IIFL Capital Services Ltd.	90,685	233,432
IIFL Finance Ltd.	176,472	800,879
India Cements Ltd. (a)	91,741	332,535
Indiabulls Ltd. (a)	1,303,974	125,656
IndiaMart InterMesh Ltd. (c)	18,174	380,576
Indian Energy Exchange Ltd. (c)	678,950	821,408
Indian Hotels Co. Ltd.	2,275,767	13,699,170
Indian Oil Corp. Ltd.	4,591,703	6,554,821
Indian Overseas Bank (a)	715,170	236,609
Indian Railway Catering & Tourism Corp. Ltd.	170,422	888,506
Indian Railway Finance Corp. Ltd. (c)	1,892,452	1,740,440
Indo Count Industries Ltd.	81,876	215,418
See accompanying notes to financial statements.
62

STATE STREET SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Indraprastha Gas Ltd.	999,891	$1,535,119
Indus Towers Ltd. (a)	1,459,925	6,436,222
IndusInd Bank Ltd. (a)	644,700	5,114,506
Info Edge India Ltd.	645,774	6,588,548
Infosys Ltd. ADR (b)	5,559,753	75,112,263
Inox Wind Ltd. (a)	1,499,994	1,193,843
Intellect Design Arena Ltd.	249,332	1,573,428
InterGlobe Aviation Ltd. (c)	143,009	5,945,845
ION Exchange India Ltd.	88,691	299,552
Ipca Laboratories Ltd.	188,316	3,179,078
IRB Infrastructure Developers Ltd.	1,828,686	426,860
ITC Hotels Ltd. (a)	363,383	528,205
ITC Ltd.	4,031,174	12,227,560
IVRCL Ltd. (a) (e)	5,304,684	—
Jain Irrigation Systems Ltd. (a)	1,102,934	322,570
Jaiprakash Power Ventures Ltd. (a)	17,839,487	2,640,693
Jammu & Kashmir Bank Ltd.	144,534	167,637
JB Chemicals & Pharmaceuticals Ltd.	58,669	1,276,941
JBM Auto Ltd.	76,729	416,817
Jet Airways India Ltd. (a)	8,634	3,110
Jindal Saw Ltd.	658,253	1,270,858
Jindal Stainless Ltd.	420,112	3,148,999
Jindal Steel Ltd.	510,863	5,995,246
Jio Financial Services Ltd.	4,421,860	10,447,569
JK Cement Ltd.	16,832	901,504
JK Paper Ltd.	62,905	203,209
JK Tyre & Industries Ltd.	159,031	638,647
JM Financial Ltd.	257,244	308,127
JSW Energy Ltd.	820,398	4,079,123
JSW Steel Ltd.	1,379,688	16,328,099
JTEKT India Ltd.	79,635	98,695
JTL Industries Ltd.	394,773	169,815
Jubilant Foodworks Ltd.	825,416	3,777,731
Jubilant Ingrevia Ltd.	123,618	708,614
Jubilant Pharmova Ltd.	135,019	1,162,232
Jupiter Wagons Ltd.	216,298	542,976
Just Dial Ltd. (a)	70,699	365,761
Kalyan Jewellers India Ltd.	243,946	966,795
Kaynes Technology India Ltd. (a)	43,105	1,558,617
KEI Industries Ltd.	253,371	10,786,775
Kfin Technologies Ltd.	87,948	812,776
Kirloskar Brothers Ltd.	38,650	545,671
Kirloskar Ferrous Industries Ltd.	50,840	186,988
Kirloskar Industries Ltd.	3,083	80,364
Kirloskar Oil Engines Ltd.	51,198	717,321
Kotak Mahindra Bank Ltd.	9,490,154	35,359,669
KPI Green Energy Ltd. (c)	213,578	790,823
KPIT Technologies Ltd.	415,914	2,783,394
KRN Heat Exchanger & Refrigeration Ltd. (a)	112,377	1,009,274
Kwality Wall's India Ltd. (a)	1,589,402	376,535
L&T Finance Ltd.	159,326	403,486
L&T Technology Services Ltd. (c)	41,121	1,353,391
Security Description	Shares	Value
Lanco Infratech Ltd. (a) (e)	15,749,074	$—
Larsen & Toubro Ltd. GDR	1,296,321	48,158,325
Laurus Labs Ltd. (c)	378,498	3,961,412
Le Travenues Technology Ltd. (a)	468,322	863,778
Lemon Tree Hotels Ltd. (a) (c)	711,439	753,228
LIC Housing Finance Ltd.	798,222	4,167,893
Linde India Ltd.	65,857	4,752,043
Lloyds Engineering Works Ltd.	1,022,321	406,670
Lloyds Metals & Energy Ltd.	188,170	2,522,920
Lodha Developers Ltd. (c)	189,483	1,352,469
LTIMindtree Ltd. (c)	133,503	5,649,567
Lumax Auto Technologies Ltd.	104,140	1,671,313
Lupin Ltd.	431,254	10,520,736
LUX Industries Ltd.	113,796	990,884
Mahanagar Gas Ltd.	12,725	124,461
Mahindra & Mahindra Financial Services Ltd.	1,377,224	4,154,233
Mahindra & Mahindra Ltd. GDR	1,716,902	56,657,766
Maithan Alloys Ltd.	23,503	206,438
MakeMyTrip Ltd. (a) (b)	78,128	2,913,393
Manappuram Finance Ltd.	768,519	2,034,556
Mangalore Refinery & Petrochemicals Ltd.	392,567	744,335
Manpasand Beverages Ltd. (a) (e)	64,129	—
Marico Ltd.	525,500	4,077,457
Marksans Pharma Ltd.	3,335,550	5,517,357
Maruti Suzuki India Ltd.	264,732	34,347,232
Max Financial Services Ltd. (a)	305,318	4,798,561
Max Healthcare Institute Ltd.	880,032	8,928,476
Mazagon Dock Shipbuilders Ltd.	148,605	3,235,668
Metropolis Healthcare Ltd. (c)	120,336	550,622
Minda Corp. Ltd.	120,338	641,536
Morepen Laboratories Ltd.	1,012,873	359,663
Moschip Technologies Ltd. (a)	661,593	1,034,149
Motherson Sumi Wiring India Ltd.	3,651,984	1,420,769
Mphasis Ltd.	61,516	1,331,513
MRF Ltd.	6,782	9,187,818
Multi Commodity Exchange of India Ltd.	500,397	12,605,844
Muthoot Finance Ltd.	157,949	5,262,427
National Aluminium Co. Ltd.	1,770,670	7,207,851
Navin Fluorine International Ltd.	81,680	5,306,902
Nazara Technologies Ltd. (a)	234,553	576,313
NCC Ltd.	718,258	991,565
Nestle India Ltd.	1,076,200	13,329,852
Netweb Technologies India Ltd.	79,168	2,586,495
Network18 Media & Investments Ltd. (a)	797,542	231,404
Neuland Laboratories Ltd.	6,860	869,861
NHPC Ltd.	858,140	666,979
NIIT Learning Systems Ltd.	198,695	549,273
NIIT Ltd.	190,808	101,350
Nippon Life India Asset Management Ltd. (c)	233,713	1,975,314
See accompanying notes to financial statements.
63

STATE STREET SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
NMDC Ltd.	2,668,728	$2,145,984
NMDC Steel Ltd. (a)	681,218	238,447
NTPC Ltd.	6,310,544	24,660,348
Nuvama Wealth Management Ltd.	44,333	542,707
Oberoi Realty Ltd.	87,521	1,309,372
Oil & Natural Gas Corp. Ltd.	8,931,764	26,805,062
Oil India Ltd.	712,288	3,570,499
Olectra Greentech Ltd.	44,136	449,625
One 97 Communications Ltd. (a)	473,013	4,782,556
Onesource Specialty Pharma Ltd. (a)	156,983	2,438,441
Opto Circuits India Ltd. (a)	3,157,839	59,928
Orient Electric Ltd.	218,571	360,180
Orissa Minerals Development Co. Ltd. (a)	19,560	644,550
Page Industries Ltd.	10,189	3,413,387
Paisalo Digital Ltd.	964,696	342,861
Paradeep Phosphates Ltd. (c)	1,074,189	1,214,523
Patanjali Foods Ltd.	356,408	1,727,578
Patel Engineering Ltd. (a)	241,766	56,587
PB Fintech Ltd. (a)	333,932	5,026,825
PCBL Chemical Ltd.	425,112	1,084,420
Persistent Systems Ltd.	100,032	5,143,727
Petronet LNG Ltd.	1,308,818	3,428,362
Pfizer Ltd.	40,689	2,025,039
PG Electroplast Ltd.	490,173	2,428,417
Phoenix Mills Ltd.	152,058	2,414,844
PI Industries Ltd.	82,956	2,377,899
Pidilite Industries Ltd.	532,346	7,212,163
Piramal Finance Ltd. (a)	120,306	2,326,877
Piramal Pharma Ltd.	828,042	1,192,012
PNB Housing Finance Ltd. (c)	113,680	904,957
Poly Medicure Ltd.	9,286	116,613
Polycab India Ltd.	12,875	928,953
Pondy Oxides & Chemicals Ltd.	75,351	803,331
Poonawalla Fincorp Ltd. (a)	244,137	948,247
Power Finance Corp. Ltd.	652,097	2,609,110
Power Grid Corp. of India Ltd.	6,542,522	20,424,526
Praj Industries Ltd.	129,205	433,255
Prakash Industries Ltd.	600,956	704,430
Premier Explosives Ltd.	160,582	645,892
Prestige Estates Projects Ltd.	186,091	2,210,166
Pricol Ltd.	199,623	1,081,577
Prism Johnson Ltd. (a)	545,815	719,668
Procter & Gamble Health Ltd.	13,565	686,311
PTC India Ltd.	2,042,656	3,392,986
Punj Lloyd Ltd. (a) (e)	739,833	—
Quality Power Electrical Equipments Ltd.	99,266	843,013
Quess Corp. Ltd. (c)	175,127	313,368
Radico Khaitan Ltd.	273,764	7,589,006
Rail Vikas Nigam Ltd.	771,269	2,030,046
Rain Industries Ltd.	395,387	443,915
Rajesh Exports Ltd. (a)	326,355	276,571
Rajratan Global Wire Ltd.	19,374	67,376
Security Description	Shares	Value
Rallis India Ltd.	217,128	$499,618
Ramkrishna Forgings Ltd.	122,187	601,088
Rategain Travel Technologies Ltd. (a)	107,148	494,966
RattanIndia Enterprises Ltd. (a)	1,514,287	409,669
RattanIndia Power Ltd. (a)	11,975,346	954,505
Raymond Ltd. (a)	117,901	400,073
Raymond Realty Ltd. (a)	109,005	434,072
RBL Bank Ltd. (c)	566,032	1,729,151
REC Ltd.	794,058	2,554,247
Redington Ltd.	613,517	1,293,351
Redtape Ltd.	381,311	441,941
Refex Industries Ltd.	321,181	641,659
REI Agro Ltd. (a) (e)	1,873,023	—
Relaxo Footwears Ltd.	96,467	241,959
Reliance Industries Ltd. GDR (c)	2,662,048	154,664,989
Reliance Power Ltd. (a)	6,283,144	1,348,724
Religare Enterprises Ltd. (a)	202,091	430,714
ReNew Energy Global PLC Class A (a) (b)	107,615	492,877
Repco Home Finance Ltd.	93,646	344,525
Responsive Industries Ltd.	65,095	87,167
RITES Ltd.	208,824	386,676
Safari Industries India Ltd.	16,174	244,020
SAI Life Sciences Ltd. (a) (c)	293,607	3,008,854
Sammaan Capital Ltd. (a)	761,302	1,200,120
Samvardhana Motherson International Ltd.	5,033,886	5,576,887
Sandur Manganese & Iron Ores Ltd.	249,280	451,732
Sanghvi Movers Ltd.	111,885	275,145
SBI Cards & Payment Services Ltd.	394,265	2,641,423
SBI Life Insurance Co. Ltd. (c)	534,001	10,006,247
Schaeffler India Ltd.	35,791	1,450,828
Schneider Electric Infrastructure Ltd. (a)	500,396	4,462,209
Sharda Cropchem Ltd.	41,296	378,831
Shilpa Medicare Ltd.	449,460	1,653,333
Shivalik Bimetal Controls Ltd.	30,153	123,300
Shree Cement Ltd.	9,892	2,400,810
Shree Renuka Sugars Ltd. (a)	1,895,731	549,639
Shriram Finance Ltd.	1,725,503	15,865,377
Siemens Ltd. (a)	266,082	8,233,642
Sigachi Industries Ltd.	3,780,164	674,341
SJS Enterprises Ltd.	66,231	1,082,963
SML Mahindra Ltd.	25,002	996,587
Sobha Ltd.	16,163	202,343
Solar Industries India Ltd.	10,506	1,337,608
Solara Active Pharma Sciences Ltd. (a)	167,545	751,710
Sona Blw Precision Forgings Ltd. (c)	373,098	1,894,033
SRF Ltd.	168,275	4,325,354
Star Health & Allied Insurance Co. Ltd. (a)	36,036	173,819
State Bank of India GDR	363,588	38,467,610
See accompanying notes to financial statements.
64

STATE STREET SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Steel Authority of India Ltd.	2,028,210	$3,237,908
Steel Strips Wheels Ltd.	178,799	321,277
Sterling & Wilson Renewable (a)	406,262	637,692
Sterlite Technologies Ltd. (a)	309,510	575,497
Strides Pharma Science Ltd.	337,742	3,339,185
Sudarshan Chemical Industries Ltd.	102,221	805,708
Sumitomo Chemical India Ltd.	53,830	206,838
Sun Pharma Advanced Research Co. Ltd. (a)	407,488	493,589
Sun Pharmaceutical Industries Ltd.	2,203,355	40,820,099
Sun TV Network Ltd.	251,442	1,502,972
Sundaram Finance Ltd.	48,960	2,258,590
Sundram Fasteners Ltd.	124,441	982,749
Sunflag Iron & Steel Co. Ltd.	87,559	179,182
Supreme Industries Ltd.	61,887	2,443,606
Suryoday Small Finance Bank Ltd. (a)	127,640	159,845
Suzlon Energy Ltd. (a)	15,588,096	6,501,563
Swan Corp. Ltd.	508,013	1,606,810
Swiggy Ltd. (a)	1,102,910	3,023,885
Symphony Ltd.	33,380	242,233
Syngene International Ltd. (c)	133,594	549,172
Syrma SGS Technology Ltd.	216,481	1,764,509
Tanla Platforms Ltd.	92,956	369,918
Tata Communications Ltd.	339,289	4,821,652
Tata Consultancy Services Ltd.	1,709,862	42,524,477
Tata Consumer Products Ltd.	805,322	8,616,252
Tata Elxsi Ltd.	100,570	4,216,467
Tata Motors Ltd./new (a)	2,453,314	10,211,715
Tata Motors Passenger Vehicles Ltd.	2,628,413	8,208,183
Tata Power Co. Ltd.	4,877,334	19,476,169
Tata Steel Ltd.	12,068,068	24,411,281
Tata Teleservices Maharashtra Ltd. (a)	1,188,947	393,104
TD Power Systems Ltd.	182,402	1,637,217
TeamLease Services Ltd. (a)	33,363	396,949
Tech Mahindra Ltd.	1,026,167	14,973,472
Technocraft Industries India Ltd.	15,058	347,378
Tejas Networks Ltd. (c)	393,663	1,603,103
Texmaco Rail & Engineering Ltd.	182,385	151,525
Thermax Ltd.	29,721	1,021,745
Thirumalai Chemicals Ltd. (a)	61,484	107,166
Thyrocare Technologies Ltd. (c)	499,735	1,841,694
Timken India Ltd.	47,465	1,614,031
Titagarh Rail System Ltd.	109,796	665,441
Titan Co. Ltd.	644,636	26,855,543
Torrent Pharmaceuticals Ltd.	104,164	4,634,673
Torrent Power Ltd.	82,196	1,131,607
Transrail Lighting Ltd.	200,037	953,273
Trent Ltd.	268,299	9,322,841
Trident Ltd.	2,994,616	710,698
Triveni Turbine Ltd.	27,696	128,437
Tube Investments of India Ltd.	149,733	3,973,936
TVS Motor Co. Ltd.	243,548	8,637,402
Security Description	Shares	Value
Ujjivan Small Finance Bank Ltd. (a) (c)	1,837,477	$978,515
UltraTech Cement Ltd.	201,794	22,860,360
Union Bank of India Ltd.	129,576	224,319
United Breweries Ltd.	153,227	2,487,851
United Spirits Ltd.	788,526	10,132,506
UNO Minda Ltd.	363,423	3,952,684
UPL Ltd.	852,404	5,104,156
Usha Martin Ltd.	494,986	2,042,855
UTI Asset Management Co. Ltd.	66,357	655,778
VA Tech Wabag Ltd.	204,421	2,494,465
Vaibhav Global Ltd.	204,973	378,962
Valor Estate Ltd. (a)	112,314	99,432
Vardhman Textiles Ltd.	97,878	540,426
Varun Beverages Ltd.	1,141,895	4,624,224
Vedanta Ltd.	1,698,546	11,726,121
Veedol Corp. Ltd.	22,655	297,660
Venky's India Ltd.	27,401	338,234
Venus Pipes & Tubes Ltd. (c)	18,222	171,752
Vesuvius India Ltd.	66,582	305,607
Videocon Industries Ltd. (a) (e)	1,170,924	—
Vimta Labs Ltd.	398,923	1,601,181
Vinati Organics Ltd.	19,502	272,291
VIP Industries Ltd. (a)	161,587	514,922
Viyash Scientific Ltd. (a)	1,597,144	3,078,479
VL E-Governance & IT Solutions Ltd. (a)	60,356	5,479
V-Mart Retail Ltd. (a)	174,764	879,267
Vodafone Idea Ltd. (a)	22,572,936	2,030,044
Voltamp Transformers Ltd.	3,024	276,914
Voltas Ltd.	204,829	2,748,654
VST Industries Ltd.	487,404	1,028,110
Waaree Renewable Technologies Ltd. (a)	87,315	720,163
Welspun Corp. Ltd.	225,754	1,934,346
Welspun Living Ltd.	362,958	414,508
Westlife Foodworld Ltd.	165,398	839,295
Wheels India Ltd.	15,321	161,087
Whirlpool of India Ltd.	8,566	71,320
Wipro Ltd. ADR (b)	6,921,657	14,673,913
Wockhardt Ltd. (a)	290,554	3,601,569
Yes Bank Ltd. (a)	15,781,577	2,870,172
Zee Entertainment Enterprises Ltd.	1,380,942	1,050,316
Zen Technologies Ltd.	40,606	547,557
Zensar Technologies Ltd.	122,586	665,023
Zydus Lifesciences Ltd.	277,629	2,550,064
		2,509,953,624
INDONESIA — 1.2%
Alamtri Minerals Indonesia Tbk. PT	11,320,100	1,322,216
Alamtri Resources Indonesia Tbk. PT	20,125,700	3,055,359
Amman Mineral Internasional PT (a)	3,754,600	1,086,977
Aneka Tambang Tbk. PT	5,020,500	1,033,967
See accompanying notes to financial statements.
65

STATE STREET SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Astra International Tbk. PT	38,748,051	$14,250,217
Avia Avian Tbk. PT	13,325,200	286,977
Bank Central Asia Tbk. PT	88,155,648	33,458,115
Bank Danamon Indonesia Tbk. PT	7,842,718	1,172,174
Bank Jago Tbk. PT (a)	6,779,900	526,610
Bank Mandiri Persero Tbk. PT	80,489,974	22,355,037
Bank Negara Indonesia Persero Tbk. PT	11,941,800	2,642,100
Bank Pan Indonesia Tbk. PT	6,084,200	338,319
Bank Rakyat Indonesia Persero Tbk. PT	122,419,067	23,987,495
Bank Syariah Indonesia Tbk. PT	1,937,714	240,582
Barito Pacific Tbk. PT (a)	69,971,021	5,620,080
Barito Renewables Energy Tbk. PT (a)	3,298,800	1,019,077
Bumi Resources Minerals Tbk. PT (a)	101,551,460	4,362,150
Bumi Serpong Damai Tbk. PT (a)	11,709,800	509,886
Chandra Asri Pacific Tbk. PT	8,105,756	2,265,577
Charoen Pokphand Indonesia Tbk. PT	12,923,700	3,117,901
Ciputra Development Tbk. PT	18,265,352	763,094
Dian Swastatika Sentosa Tbk. PT (a)	723,100	2,808,238
Elang Mahkota Teknologi Tbk. PT	43,544,000	1,960,114
ESSA Industries Indonesia Tbk. PT	14,790,800	617,933
Indah Kiat Pulp & Paper Tbk. PT	2,449,100	1,462,730
Indocement Tunggal Prakarsa Tbk. PT	1,692,800	503,024
Indofood Sukses Makmur Tbk. PT	16,750,818	6,258,948
Indosat Tbk. PT	29,931,600	3,681,017
Indosterling Technomedia Tbk. PT (a)	594,000	1,748
Japfa Comfeed Indonesia Tbk. PT	3,399,600	470,097
Kalbe Farma Tbk. PT	61,365,861	3,502,597
Mayora Indah Tbk. PT	18,031,607	1,941,678
MD Entertainment Tbk. PT (a)	2,358,920	426,131
Medco Energi Internasional Tbk. PT	38,771,229	4,163,552
Merdeka Copper Gold Tbk. PT (a)	18,776,768	3,469,302
Mitra Keluarga Karyasehat Tbk. PT	4,812,000	591,784
Modernland Realty Tbk. PT (a)	5,400	17
Pabrik Kertas Tjiwi Kimia Tbk. PT	1,021,238	534,821
Pakuwon Jati Tbk. PT	16,081,500	319,841
Pantai Indah Kapuk Dua Tbk. PT	2,476,465	1,096,555
Perusahaan Gas Negara Persero Tbk. PT	41,426,700	4,497,470
Petrindo Jaya Kreasi Tbk. PT	22,587,100	1,408,828
Security Description	Shares	Value
Pollux Properties Indonesia Tbk. PT (a)	44,400	$293
Samudera Indonesia Tbk. PT	11,839,100	241,038
Semen Indonesia Persero Tbk. PT	3,053,754	442,039
Sigmagold Inti Perkasa Tbk. PT (a) (e)	1,312,600	—
Solusi Sinergi Digital Tbk. PT	6,964,800	872,931
Sumber Alfaria Trijaya Tbk. PT	25,812,700	2,247,951
Summarecon Agung Tbk. PT	14,405,911	279,735
Surya Semesta Internusa Tbk. PT	10,158,700	803,993
Telkom Indonesia Persero Tbk. PT	92,089,000	16,581,385
Transcoal Pacific Tbk. PT	1,072,700	708,527
Unilever Indonesia Tbk. PT	9,912,500	1,061,564
United Tractors Tbk. PT	4,711,622	8,608,424
Vale Indonesia Tbk. PT	2,082,141	655,474
XLSMART Telecom Sejahtera Tbk. PT	1,473,432	255,766
		195,889,455
IRAQ — 0.0% *
United Energy Group Ltd. (b)	10,942,000	767,595
KUWAIT — 0.8%
A'ayan Leasing & Investment Co. KSCP	2,368,559	1,629,532
Agility Global PLC	1,454,242	546,335
Agility Public Warehousing Co. KSCC	1,862,554	758,016
Al Ahli Bank of Kuwait KSCP	362,065	343,821
Al Mazaya Holding Co. KSCP (a)	3,030,464	685,182
Alimtiaz Investment Group KSC (a)	811,857	108,825
Arabi Group Holding KSC (a) (e)	422,759	394,288
Boubyan Bank KSCP	2,064,002	4,566,671
Boubyan Petrochemicals Co. KSCP	1,111,196	1,991,970
Burgan Bank SAK	648,406	439,810
Gulf Bank KSCP	3,806,288	4,044,796
Gulf Cables & Electrical Industries Group Co. KSCP	88,394	569,593
Heavy Engineering & Ship Building Co. KSCP Class B	282,222	700,086
Humansoft Holding Co. KSC	393,166	3,065,577
Integrated Holding Co. KCSC	730,927	897,133
Kuwait Finance House KSCP	9,814,570	25,519,150
Kuwait Projects Co. Holding KSCP (a)	613,679	150,050
Kuwait Real Estate Co. KSC (a)	9,729,405	10,684,747
Mabanee Co. KPSC	1,058,545	3,104,518
Mezzan Holding Co. KSCC	57,287	210,756
Mobile Telecommunications Co. KSCP	3,020,731	5,561,423
National Bank of Kuwait SAKP	14,191,313	42,033,056
National Industries Group Holding SAK	3,554,182	2,628,901
See accompanying notes to financial statements.
66

STATE STREET SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
National Investments Co. KSCP	4,063,140	$3,648,427
Warba Bank KSCP	9,157,703	8,666,689
		122,949,352
MALAYSIA — 1.8%
Aeon Co. M Bhd.	13,685,148	3,616,475
AEON Credit Service M Bhd.	674,900	901,756
Alliance Bank Malaysia Bhd.	13,589,770	16,177,499
Axiata Group Bhd.	4,832,438	2,637,611
Bursa Malaysia Bhd.	3,941,847	8,284,791
Carlsberg Brewery Malaysia Bhd. Class B	1,049,020	4,362,928
CelcomDigi Bhd.	14,446,129	10,560,766
Chin Hin Group Bhd. (a)	1,483,300	780,299
CIMB Group Holdings Bhd.	10,881,379	20,290,050
D&O Green Technologies Bhd. (a)	600,000	65,201
Dagang NeXchange Bhd. (a)	4,326,600	293,854
Dialog Group Bhd.	10,627,406	5,748,091
Frontken Corp. Bhd.	2,649,250	2,447,072
Gamuda Bhd.	6,953,238	6,405,428
Genting Bhd.	8,879,800	4,890,579
Greatech Technology Bhd. (a)	1,276,800	573,914
Hartalega Holdings Bhd. (a)	3,037,800	862,798
Hextar Industries Bhd.	1,656,700	122,749
Hong Leong Bank Bhd.	278,200	1,504,712
IHH Healthcare Bhd.	3,381,100	7,498,710
IJM Corp. Bhd.	1,946,300	1,052,704
Inari Amertron Bhd.	3,742,500	1,192,350
IOI Corp. Bhd.	14,474,362	15,085,653
IOI Properties Group Bhd.	13,646,462	11,189,492
Kossan Rubber Industries Bhd.	2,370,900	702,662
KPJ Healthcare Bhd.	5,117,380	4,322,410
Kuala Lumpur Kepong Bhd.	19,678	104,489
Lingkaran Trans Kota Holdings Bhd. (a) (e)	672,300	—
Magnum Bhd.	10,619,743	3,226,052
Malayan Banking Bhd.	9,466,491	26,559,481
Malaysian Pacific Industries Bhd.	305,500	2,171,472
Malaysian Resources Corp. Bhd.	23,678,559	1,549,721
Maxis Bhd.	325,900	289,760
Mega First Corp. Bhd.	664,400	469,297
MISC Bhd.	352,600	734,982
NEXG Bhd. (a)	5,587,700	365,705
OSK Holdings Bhd.	31,193,513	12,172,327
Padini Holdings Bhd.	873,250	336,446
Pavilion Real Estate Investment Trust	4,406,400	1,882,705
Pentamaster Corp. Bhd. (a)	1,680,250	1,228,338
Petronas Chemicals Group Bhd.	3,797,900	5,693,567
Petronas Dagangan Bhd.	704,600	3,800,559
Petronas Gas Bhd.	375,300	1,664,704
PPB Group Bhd.	57,800	171,302
Press Metal Aluminium Holdings Bhd.	3,732,700	7,375,056
Public Bank Bhd.	25,618,100	29,610,449
RHB Bank Bhd.	1,020,078	2,126,317
Security Description	Shares	Value
SD Guthrie Bhd.	3,336,487	$4,985,366
Sime Darby Bhd.	3,376,924	1,884,872
Sime Darby Property Bhd.	801,924	247,569
SKP Resources Bhd.	1,467,525	143,164
SP Setia Bhd. Group	506,563	108,219
Sports Toto Bhd.	7,171,321	2,231,629
Sunway Real Estate Investment Trust	4,768,400	2,720,426
Supermax Corp. Bhd. (a)	4,610,701	347,311
Telekom Malaysia Bhd.	2,400,647	4,209,581
Tenaga Nasional Bhd.	3,613,200	12,403,922
TIME dotCom Bhd.	60,900	88,891
Top Glove Corp. Bhd.	7,444,800	1,268,687
Uchi Technologies Bhd.	212,300	133,179
UEM Sunrise Bhd.	12,602,288	1,416,162
Unisem M Bhd.	305,700	197,055
ViTrox Corp. Bhd.	1,352,400	1,402,835
VS Industry Bhd.	11,117,852	562,894
WCT Holdings Bhd. (a)	26,023,126	2,313,738
YTL Corp. Bhd.	5,455,770	2,277,168
YTL Power International Bhd.	1,723,500	1,276,982
Zetrix Ai Bhd.	7,826,428	1,430,367
		274,753,300
MEXICO — 2.5%
America Movil SAB de CV	30,843,558	38,944,448
Betterware de Mexico SAPI de CV (b)	87,017	1,467,107
Bolsa Mexicana de Valores SAB de CV	607,695	1,277,266
Cemex SAB de CV (b)	26,851,947	30,585,456
Coca-Cola Femsa SAB de CV	1,449,438	14,035,242
El Puerto de Liverpool SAB de CV Class C1 (b)	737,719	4,403,457
FIBRA Macquarie Mexico REIT (c)	983,881	2,259,902
Fibra Uno Administracion SA de CV REIT	4,877,666	7,886,346
Fomento Economico Mexicano SAB de CV	3,060,167	33,565,748
Gruma SAB de CV Class B (b)	16,544	301,371
Grupo Aeroportuario del Pacifico SAB de CV Class B (b)	635,583	15,576,478
Grupo Aeroportuario del Sureste SAB de CV Class B (b)	473,725	15,859,803
Grupo Bimbo SAB de CV (b)	3,070,135	10,227,260
Grupo Financiero Banorte SAB de CV Class O	4,143,281	45,650,384
Grupo Financiero Inbursa SAB de CV Class O	4,377,047	10,953,838
Grupo Mexico SAB de CV	5,215,303	55,478,810
Grupo Televisa SAB (b)	5,774,163	3,331,710
Industrias CH SAB de CV (a) (b)	235,021	2,331,777
Industrias Penoles SAB de CV (a)	367,251	16,215,715
Kimberly-Clark de Mexico SAB de CV Class A	4,247,851	9,990,096
See accompanying notes to financial statements.
67

STATE STREET SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Nemak SAB de CV (a) (b) (c)	3,823,401	$739,610
Operadora De Sites Mexicanos SAB de CV Class A-1 (b)	4,077,090	3,877,885
Orbia Advance Corp. SAB de CV (a) (b)	204,521	244,747
Prologis Property Mexico SA de CV REIT	1,379,800	5,986,029
Sare Holding SAB de CV Class B (a) (e)	1,493,393	—
Sigma Foods SAB de CV (b)	9,281,159	9,208,367
Southern Copper Corp. (b)	145,335	25,006,340
Ternium SA ADR (b)	58,005	2,328,901
TV Azteca SAB de CV (a) (b)	7,680,384	212,853
Wal-Mart de Mexico SAB de CV (b)	6,238,119	20,123,522
		388,070,468
MONACO — 0.0% *
Safe Bulkers, Inc. (b)	289,001	1,829,376
PERU — 0.4%
Cia de Minas Buenaventura SAA ADR	666,550	24,022,462
Credicorp Ltd.	115,959	39,330,974
		63,353,436
PHILIPPINES — 0.3%
Aboitiz Equity Ventures, Inc.	1,619,980	794,657
Alliance Global Group, Inc.	6,472,300	956,728
Ayala Corp.	269,890	2,236,866
Ayala Land, Inc.	17,664,014	4,692,958
Bank of the Philippine Islands	6,270,221	10,311,030
BDO Unibank, Inc.	5,686,725	10,559,055
Bloomberry Resorts Corp. (a)	2,711,700	90,613
Cebu Air, Inc. (a)	3,006,120	1,412,753
Converge Information & Communications Technology Solutions, Inc.	1,295,900	260,247
D&L Industries, Inc.	6,698,305	396,937
JG Summit Holdings, Inc.	4,108,436	1,866,549
Jollibee Foods Corp.	335,310	980,816
Manila Electric Co.	31,830	323,539
Megaworld Corp.	21,486,300	742,736
Monde Nissin Corp. (c)	4,693,800	515,352
PLDT, Inc.	298,852	6,370,590
Puregold Price Club, Inc.	969,680	654,434
SM Investments Corp.	522,505	5,332,561
SM Prime Holdings, Inc.	17,522,390	5,898,484
Universal Robina Corp.	755,100	811,655
		55,208,560
POLAND — 1.4%
11 bit studios SA (a)	3,751	131,806
Allegro.eu SA (a) (c)	485,978	3,436,215
Asseco Poland SA	179,369	8,150,403
Bank Polska Kasa Opieki SA	431,955	25,200,899
CD Projekt SA	91,911	5,833,115
Dino Polska SA (a) (c)	411,430	3,683,838
Security Description	Shares	Value
Getin Holding SA	54	$7
InPost SA (a) (b)	225,477	3,917,702
KGHM Polska Miedz SA (a)	355,307	25,532,583
LPP SA	398	2,380,708
mBank SA (a)	54,954	15,912,566
Modivo SA (a)	27,250	687,088
Orange Polska SA	3,463,868	13,151,930
ORLEN SA	942,251	33,953,944
PGE Polska Grupa Energetyczna SA (a)	2,004,198	5,660,923
PlayWay SA	3,719	245,902
Powszechna Kasa Oszczednosci Bank Polski SA	1,593,242	37,121,015
Powszechny Zaklad Ubezpieczen SA	853,878	14,672,396
Santander Bank Polska SA	80,002	12,510,875
		212,183,915
QATAR — 0.7%
Al Meera Consumer Goods Co. QSC	404,834	1,467,676
Al Rayan Bank	10,043,239	6,024,288
Baladna (a)	615,460	204,364
Commercial Bank PSQC	3,264,751	3,825,166
Doha Bank QPSC (a)	1,197,387	1,065,513
Estithmar Holding QPSC (a)	1,939,019	1,983,753
Ezdan Holding Group QSC (a)	941,745	206,144
Gulf International Services QSC	1,123,601	614,416
Gulf Warehousing Co.	137,506	79,384
Industries Qatar QSC	2,505,987	7,323,181
Lesha Bank LLC (a)	2,856,605	1,415,357
Mannai Corp. QSC	906,342	1,082,831
Mazaya Real Estate Development QPSC (a)	4,686,079	694,997
Medicare Group	776,261	1,084,122
Mesaieed Petrochemical Holding Co.	7,719,094	2,310,852
Nebras Energy	543,298	2,142,752
Ooredoo QPSC	2,731,062	9,316,064
Qatar Aluminum Manufacturing Co.	2,954,322	1,135,966
Qatar Fuel QSC	468,348	1,862,587
Qatar Gas Transport Co. Ltd.	2,132,056	2,454,119
Qatar International Islamic Bank QSC	982,435	3,000,461
Qatar Islamic Bank QPSC	2,067,835	12,863,626
Qatar National Bank QPSC	7,365,357	34,470,114
Qatar Navigation QSC	483,151	1,353,513
Qatari Investors Group QSC	2,741,156	1,006,571
United Development Co. QSC	1,036,702	249,423
Vodafone Qatar PQSC	5,311,818	3,442,980
		102,680,220
ROMANIA — 0.0% *
NEPI Rockcastle NV	496,846	3,941,098
RUSSIA — 0.0%
LUKOIL PJSC (a) (e)	340,951	—
See accompanying notes to financial statements.
68

STATE STREET SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Mechel PJSC ADR (a) (e)	217,515	$—
Novorossiysk Commercial Sea Port PJSC (a) (e)	5,589,825	—
Rosneft Oil Co. PJSC (a) (e)	1,683,986	—
Rostelecom PJSC (a) (e)	781,704	—
Rostelecom PJSC ADR (a) (b) (e)	5,355	—
Sberbank of Russia PJSC (a) (e)	8,602,924	—
Severstal PAO GDR (a) (e)	486,985	—
Sistema PJSFC GDR (a) (e)	198,224	—
VK IPJSC GDR (a) (e)	52,451	—
VTB Bank PJSC (a) (e)	1,190,904	—
		—
SAUDI ARABIA — 3.4%
Abdullah Al Othaim Markets Co.	1,192,302	1,941,311
ACWA Power Co. (a)	244,132	11,280,842
Advanced Petrochemical Co. (a)	101,299	681,877
AFG International Co. (a)	25,862	106,615
Al Hammadi Holding	415,272	2,954,688
Al Jouf Agricultural Development Co.	95,765	1,351,265
Al Khaleej Training & Education Co. (a)	579,363	2,393,041
Al Rajhi Bank	2,967,778	84,305,584
Al Rajhi Co. for Co-operative Insurance (a)	85,645	2,412,375
Al Rajhi REIT	670,773	1,447,866
Aldrees Petroleum & Transport Services Co.	104,427	3,715,025
Al-Etihad Cooperative Insurance Co.	660,434	1,115,800
Alinma Bank	1,245,416	9,578,081
Almarai Co. JSC	362,346	4,238,925
Alujain Corp.	115,533	871,285
Arabian Cement Co.	84,233	535,575
BAAN Holding Group Co. (a)	3,023,491	1,426,099
Bank AlBilad	934,707	6,750,136
Banque Saudi Fransi	1,461,356	7,722,296
Basic Chemical Industries Ltd.	461,239	3,171,126
Batic Investments & Logistic Co. (a)	5,740,825	3,396,214
Bawan Co. (a)	579,357	6,972,169
Bupa Arabia for Cooperative Insurance Co.	63,946	2,999,120
Catrion Catering Holding Co.	17,354	320,017
City Cement Co.	159,467	535,438
Co. for Cooperative Insurance	74,437	2,539,023
Dallah Healthcare Co.	152,325	5,419,013
Dar Al Arkan Real Estate Development Co. (a)	479,424	2,318,804
Derayah REIT	642,854	889,094
Dr. Sulaiman Al Habib Medical Services Group Co.	112,283	7,731,687
Eastern Province Cement Co.	243,323	1,572,399
Elm Co.	26,802	3,828,245
Etihad Etisalat Co.	546,194	9,504,468
Security Description	Shares	Value
Fitaihi Holding Group	3,419,872	$2,360,355
Gulf Insurance Group	290,997	1,874,273
Herfy Food Services Co. (a)	92,063	358,184
Jarir Marketing Co.	904,386	3,402,955
Leejam Sports Co. JSC	123,314	2,876,976
Malath Cooperative Insurance Co. (a)	416,233	1,068,146
Mediterranean & Gulf Cooperative Insurance & Reinsurance Co. (a)	184,542	681,595
Methanol Chemicals Co. (a)	490,650	1,095,680
Middle East Healthcare Co.	108,830	1,005,763
Mobile Telecommunications Co. Saudi Arabia	1,123,963	3,456,412
Mouwasat Medical Services Co.	235,764	4,564,370
Musharaka Real Estate Income Fund REIT	513,037	578,305
Najran Cement Co. (a)	187,697	314,612
Nama Chemicals Co. (a)	255,953	1,373,686
National Co. for Glass Industries	402,554	3,956,241
National Co. for Learning & Education	221,859	6,999,975
National Gas & Industrialization Co.	60,682	1,355,101
National Medical Care Co.	136,682	5,026,413
Qassim Cement Co.	194,064	2,280,611
Rabigh Refining & Petrochemical Co. (a)	106,812	299,720
Riyad Bank	2,381,187	18,706,335
Riyad REIT Fund	275,977	369,185
SABIC Agri-Nutrients Co.	333,274	12,877,666
Sahara International Petrochemical Co.	356,377	1,536,583
Saudi Advanced Industries Co.	389,807	1,735,777
Saudi Arabian Mining Co. (a)	1,896,478	32,748,434
Saudi Arabian Oil Co. (c)	7,349,436	53,662,673
Saudi Automotive Services Co. (a)	614,901	8,946,755
Saudi Awwal Bank	286,003	2,842,806
Saudi Basic Industries Corp.	1,242,649	19,967,951
Saudi Cement Co.	127,159	1,176,507
Saudi Ceramic Co.	504,303	3,940,245
Saudi Chemical Co. Holding	3,763,302	8,123,100
Saudi Co. For Hardware CJSC	98,155	654,436
Saudi Energy Co.	829,131	3,740,657
Saudi Industrial Investment Group	155,453	548,058
Saudi Kayan Petrochemical Co. (a)	461,320	687,198
Saudi National Bank	4,257,897	47,451,168
Saudi Pharmaceutical Industries & Medical Appliances Corp. (a)	323,164	2,623,135
Saudi Public Transport Co. (a)	597,134	1,728,102
Saudi Reinsurance Co. (a)	1,505,725	9,870,712
Saudi Research & Media Group (a)	64,813	1,522,482
See accompanying notes to financial statements.
69

STATE STREET SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Saudi Tadawul Group Holding Co.	23,812	$887,096
Saudi Telecom Co.	2,597,830	29,421,674
Saudia Dairy & Foodstuff Co.	27,317	1,528,692
Savola Group (a)	143,295	1,015,735
Southern Province Cement Co.	163,240	1,030,962
Sustained Infrastructure Holding Co.	390,112	3,561,594
Tabuk Cement Co.	365,772	821,686
Takween Advanced Industries Co. (a)	704,907	1,004,971
Umm Al-Qura Cement Co. (a)	713,989	2,279,377
United Electronics Co.	145,206	3,128,472
United International Transportation Co.	240,423	2,657,556
Walaa Cooperative Insurance Co. (a)	249,009	628,395
Yamama Cement Co.	174,243	1,194,247
Yanbu Cement Co.	220,111	873,968
Yanbu National Petrochemical Co.	235,909	2,243,040
		528,692,306
SINGAPORE — 0.0% *
Guan Chong Bhd.	15,042,687	2,767,795
Riverstone Holdings Ltd. (b)	1,058,900	562,219
		3,330,014
SOUTH AFRICA — 3.3%
Absa Group Ltd.	1,192,277	16,799,491
African Rainbow Minerals Ltd. (b)	367,219	4,953,032
ArcelorMittal South Africa Ltd. (a)	162	13
Aspen Pharmacare Holdings Ltd.	470,577	3,612,316
Astral Foods Ltd.	50,637	754,223
Bid Corp. Ltd. (b)	411,275	9,792,754
Bidvest Group Ltd. (b)	454,796	6,045,791
Capitec Bank Holdings Ltd.	117,331	28,256,430
Clicks Group Ltd.	164,446	2,780,811
Coronation Fund Managers Ltd.	1,792,775	4,623,982
Discovery Ltd. (b)	611,686	8,872,886
FirstRand Ltd. (b)	7,382,073	37,148,636
Foschini Group Ltd. (b)	704,050	2,902,574
Gold Fields Ltd.	1,393,827	61,925,248
Grindrod Ltd.	3,641,963	3,989,298
Group Five Ltd. (a) (e)	219,472	—
Growthpoint Properties Ltd. REIT (b)	2,805,705	2,650,402
Harmony Gold Mining Co. Ltd.	799,157	11,951,757
Impala Platinum Holdings Ltd.	1,418,446	19,798,995
Investec Ltd. (b)	632,922	4,716,549
Kumba Iron Ore Ltd.	133,846	2,496,765
Life Healthcare Group Holdings Ltd.	424,048	286,126
Momentum Group Ltd.	3,953,957	8,304,060
Motus Holdings Ltd.	430,869	2,919,614
Mr. Price Group Ltd. (b)	533,284	4,778,137
MTN Group Ltd.	2,327,799	26,579,133
Security Description	Shares	Value
Murray & Roberts Holdings Ltd. (a) (e)	324	$—
Naspers Ltd. Class N	1,308,401	65,885,166
Nedbank Group Ltd.	743,840	11,592,041
Netcare Ltd.	4,109,901	3,966,442
Ninety One Ltd.	415,680	1,237,751
Northam Platinum Holdings Ltd.	153,574	3,051,473
Old Mutual Ltd. (b)	5,644,021	4,614,515
OUTsurance Group Ltd. (b)	1,329,738	5,406,734
PPC Ltd.	3,384,654	1,174,520
Redefine Properties Ltd. REIT	1,653,747	574,838
Remgro Ltd.	1,080,168	11,897,466
Sanlam Ltd. (b)	2,175,408	11,308,182
Sappi Ltd. (a) (b)	1,008,074	993,498
Sasol Ltd. (a)	929,692	12,240,379
Shoprite Holdings Ltd. (b)	768,636	12,384,391
Sibanye Stillwater Ltd. (b)	4,717,951	14,067,721
Standard Bank Group Ltd.	1,938,692	34,481,366
Sun International Ltd.	1,016,075	2,811,828
Telkom SA SOC Ltd.	934,793	3,211,090
Thungela Resources Ltd. (b)	156,851	1,536,485
Tiger Brands Ltd.	322,826	5,639,153
Truworths International Ltd. (b)	1,137,651	3,434,054
Valterra Platinum Ltd.	285,175	23,340,451
Vodacom Group Ltd.	783,484	6,605,662
Wilson Bayly Holmes-Ovcon Ltd.	326,317	2,955,202
Woolworths Holdings Ltd. (b)	782,185	2,317,653
		523,667,084
TAIWAN — 25.0%
Ability Opto-Electronics Technology Co. Ltd. (b)	66,000	190,547
Accton Technology Corp.	612,000	28,905,849
Acer, Inc. (b)	9,296,701	7,924,151
Acter Group Corp. Ltd. (b)	84,000	1,807,695
ADATA Technology Co. Ltd. (b)	143,696	1,505,729
Adimmune Corp. (a) (b)	546,505	313,681
Advanced Echem Materials Co. Ltd. (b)	34,833	869,463
Advanced Energy Solution Holding Co. Ltd. (b)	52,000	1,602,127
Advanced Power Electronics Corp. (b)	28,000	84,604
Advancetek Enterprise Co. Ltd. (b)	6,919,456	5,648,977
Advantech Co. Ltd. (b)	466,840	4,650,877
AGV Products Corp. (b)	16,703,415	5,381,457
AIC, Inc. (b)	25,150	372,097
Alchip Technologies Ltd. (b)	75,000	5,829,684
Alcor Micro Corp. (a) (b)	198,184	562,875
Alexander Marine Co. Ltd.	24,254	118,349
ALI Corp. (a)	151,800	102,086
All Ring Tech Co. Ltd. (b)	93,821	2,377,073
Amazing Microelectronic Corp.	56,178	127,573
Anpec Electronics Corp.	26,600	175,142
AP Memory Technology Corp. (b)	87,000	1,202,815
See accompanying notes to financial statements.
70

STATE STREET SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
ARBOR Technology Corp.	75,000	$89,498
Arcadyan Technology Corp.	37,169	176,718
ASE Technology Holding Co. Ltd. (b)	6,662,787	68,461,856
Asia Vital Components Co. Ltd.	349,000	21,723,804
ASIX Electronics Corp.	81,000	227,013
ASMedia Technology, Inc. (b)	19,000	632,937
ASPEED Technology, Inc. (b)	32,200	10,776,978
Asustek Computer, Inc. (b)	887,050	15,232,732
Auden Techno Corp.	25,435	133,261
Audix Corp. (b)	2,990,657	6,080,472
AUO Corp. ADR (a) (b)	1,545,770	6,569,523
AURAS Technology Co. Ltd.	19,000	522,396
Bank of Kaohsiung Co. Ltd.	10,323,367	3,891,041
Baotek Industrial Materials Ltd. (b)	117,000	354,623
Basso Industry Corp. (b)	6,412,905	6,509,189
BioGend Therapeutics Co. Ltd. (a)	101,000	103,306
Biostar Microtech International Corp. (a) (b)	3,634,384	3,416,116
Bizlink Holding, Inc.	119,738	6,516,863
Bora Pharmaceuticals Co. Ltd. (b)	51,590	708,414
Brave C&H Supply Co. Ltd.	38,000	85,699
Brillian Network & Automation Integrated System Co. Ltd. (b)	30,417	334,901
Browave Corp.	32,000	788,739
C Sun Manufacturing Ltd.	3,421,139	43,339,421
Caliway Biopharmaceuticals Co. Ltd. (a) (b)	1,498,000	4,043,710
Catcher Technology Co. Ltd. (b)	2,447,673	14,393,573
Cathay Financial Holding Co. Ltd. (b)	17,857,960	39,268,520
Cenra, Inc. (b)	3,279,500	3,354,384
Center Laboratories, Inc. (b)	3,458,381	4,381,121
Century Iron & Steel Industrial Co. Ltd. (b)	109,000	381,858
Chailease Holding Co. Ltd. (b)	3,497,352	11,978,731
Champion Microelectronic Corp. (b)	126,000	204,154
Chang Hwa Commercial Bank Ltd.	24,746,484	15,790,687
Chang Wah Electromaterials, Inc.	74,310	98,902
Channel Well Technology Co. Ltd. (b)	102,000	177,391
Charoen Pokphand Enterprise (b)	3,061,329	12,927,101
Chenbro Micom Co. Ltd.	25,000	677,979
Cheng Loong Corp. (b)	3,317,000	2,012,818
Cheng Shin Rubber Industry Co. Ltd.	485,850	472,629
Chenming Electronic Technology Corp. (b)	210,000	632,562
Chieftek Precision Co. Ltd.	146,510	387,241
China Airlines Ltd. (b)	6,421,761	3,595,543
Security Description	Shares	Value
China Motor Corp.	112,000	$194,082
China Steel Chemical Corp. (b)	3,138,757	8,639,681
China Steel Corp. (b)	23,980,298	14,176,654
Chinese Maritime Transport Ltd. (b)	58,000	96,878
Chipbond Technology Corp.	66,000	143,478
Chroma ATE, Inc. (b)	475,000	21,766,500
Chun Yuan Steel Industry Co. Ltd. (b)	187,000	144,769
Chung Hung Steel Corp. (a) (b)	390,000	219,581
Chung Hwa Pulp Corp. (a) (b)	6,053,589	3,512,483
Chung-Hsin Electric & Machinery Manufacturing Corp.	159,000	711,198
Chunghwa Telecom Co. Ltd.	6,766,561	28,149,910
CMC Magnetics Corp.	3,035,736	1,011,279
Compal Electronics, Inc. (b)	11,384,774	9,597,112
Co-Tech Development Corp.	249,000	1,841,993
CTBC Financial Holding Co. Ltd.	43,382,708	69,613,166
CyberPower Systems, Inc. (b)	44,000	231,217
Da-Li Development Co. Ltd. (b)	4,296,537	6,296,301
Darfon Electronics Corp.	76,000	64,066
Delta Electronics, Inc.	3,381,463	145,962,432
Dimerco Express Corp. (b)	516,389	1,259,879
Drewloong Precision, Inc.	21,538	93,980
Dynamic Holding Co. Ltd. (b)	224,755	1,230,282
E Ink Holdings, Inc.	662,000	2,826,494
E&R Engineering Corp. (a) (b)	108,000	467,876
E.Sun Financial Holding Co. Ltd. (b)	17,745,793	17,623,676
Eclat Textile Co. Ltd. (b)	71,854	741,690
Egis Technology, Inc. (a) (b)	43,000	131,542
EirGenix, Inc. (a) (b)	131,485	225,379
Elan Microelectronics Corp. (b)	34,400	131,273
E-Lead Electronic Co. Ltd.	101,000	148,641
Elite Material Co. Ltd.	368,000	29,928,058
Elite Semiconductor Microelectronics Technology, Inc. (b)	540,175	2,534,446
eMemory Technology, Inc. (b)	54,000	4,442,290
Emerging Display Technologies Corp.	128,000	80,275
Energenesis Biomedical Co. Ltd. (a)	82,308	105,041
Ennostar, Inc.	564,590	804,413
Episil Technologies, Inc. (a) (b)	146,978	224,582
Episil-Precision, Inc.	67,580	109,498
Eris Technology Corp.	26,642	151,252
Etron Technology, Inc. (a) (b)	258,020	515,717
Eva Airways Corp. (b)	3,563,110	3,783,784
Ever Fortune AI Co. Ltd. (b)	101,000	195,555
Ever Supreme Bio Technology Co. Ltd. (b)	54,449	236,735
Evergreen International Storage & Transport Corp.	63,500	100,305
Evergreen Marine Corp. Taiwan Ltd. (b)	2,763,400	17,244,238
Excelsior Medical Co. Ltd.	101,572	244,637
See accompanying notes to financial statements.
71

STATE STREET SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
EZconn Corp.	64,100	$3,809,509
Far Eastern New Century Corp. (b)	13,722,236	11,288,546
Faraday Technology Corp. (b)	193,184	852,016
Feng TAY Enterprise Co. Ltd.	171,343	429,295
FIC Global, Inc. (b)	79,000	137,638
First Financial Holding Co. Ltd.	8,013,735	7,068,731
First Hi-Tec Enterprise Co. Ltd. (b)	187,000	1,567,595
Fitipower Integrated Technology, Inc.	42,465	201,898
FocalTech Systems Co. Ltd. (b)	137,000	203,122
FOCI Fiber Optic Communications, Inc. (a) (b)	132,592	2,281,064
Forcecon Tech Co. Ltd.	72,141	169,465
Formosa Chemicals & Fibre Corp. (b)	9,986,224	14,040,687
Formosa Petrochemical Corp.	549,000	946,196
Formosa Plastics Corp. (b)	9,662,922	13,873,260
Fortune Electric Co. Ltd. (b)	263,670	6,490,719
Fositek Corp. (b)	77,058	4,218,064
Foxconn Technology Co. Ltd. (b)	3,460,223	5,465,789
Fubon Financial Holding Co. Ltd. (b)	17,444,767	46,926,805
Fulltech Fiber Glass Corp. (a) (b)	543,592	1,628,906
Fwusow Industry Co. Ltd. (b)	3,561,280	1,553,952
Galaxy Software Services Corp. (b)	69,176	220,705
Genesys Logic, Inc. (b)	64,000	180,369
Genius Electronic Optical Co. Ltd. (b)	22,665	310,164
Giant Manufacturing Co. Ltd.	87,358	196,467
Gigabyte Technology Co. Ltd. (b)	390,000	2,714,263
Global Unichip Corp.	76,000	5,146,700
Globalwafers Co. Ltd. (b)	133,000	1,749,343
Gold Circuit Electronics Ltd. (b)	241,000	6,482,953
Grade Upon Technology Corp.	78,000	2,695,965
Grand Process Technology Corp. (b)	40,000	3,440,726
Grape King Bio Ltd.	73,664	278,803
Great Wall Enterprise Co. Ltd. (b)	3,497,216	5,939,907
Group Up Industrial Co. Ltd.	18,000	165,249
Gudeng Precision Industrial Co. Ltd. (b)	65,769	774,540
Handa Pharmaceuticals, Inc.	62,567	135,037
HannStar Display Corp. (a) (b)	3,328,500	828,741
HD Renewable Energy Co. Ltd. (b)	35,112	90,388
Himax Technologies, Inc. ADR	211,732	1,666,331
Hiwin Technologies Corp.	64,488	460,917
Hocheng Corp. (b)	6,321,348	3,341,595
Holy Stone Enterprise Co. Ltd.	59,850	257,409
Hon Hai Precision Industry Co. Ltd.	20,493,067	120,189,242
Hon Precision, Inc.	104,161	11,419,590
Hong TAI Electric Industrial (b)	6,637,000	7,089,570
Security Description	Shares	Value
Hotai Motor Co. Ltd. (b)	273,721	$4,139,634
Hsin Kuang Steel Co. Ltd.	63,000	78,036
HTC Corp. (a) (b)	2,936,439	3,600,513
HUA ENG Wire & Cable Co. Ltd. (b)	301,000	293,280
Hua Nan Financial Holdings Co. Ltd.	30,119,760	31,278,575
Hung Sheng Construction Ltd. (b)	3,052,032	1,894,990
Ibase Technology, Inc. (b)	977,222	1,202,805
ICARES Medicus, Inc.	33,790	72,928
Ichia Technologies, Inc.	75,000	115,303
I-Chiun Precision Industry Co. Ltd. (b)	201,865	836,632
Ingentec Corp. (b)	34,807	474,146
Innolux Corp. (b)	10,901,585	8,132,712
Integrated Service Technology, Inc.	42,900	171,761
International Games System Co. Ltd. (b)	96,000	2,261,120
Inventec Corp. (b)	3,564,000	4,464,754
ITE Technology, Inc.	37,000	132,515
J&V Energy Technology Co. Ltd. (b)	118,000	322,959
Jentech Precision Industrial Co. Ltd. (b)	86,099	10,220,385
JPP Holding Co. Ltd. (b)	67,101	553,053
Kaimei Electronic Corp.	38,640	89,318
Kaori Heat Treatment Co. Ltd. (b)	109,000	2,884,392
KEE TAI Properties Co. Ltd. (b)	3,382,060	1,057,886
Kenmec Mechanical Engineering Co. Ltd. (b)	250,172	417,866
Kerry TJ Logistics Co. Ltd. (b)	3,157,373	3,031,947
KGI Financial Holding Co. Ltd.	38,293,804	23,057,733
Kindom Development Co. Ltd. (b)	3,761,890	3,741,886
King Slide Works Co. Ltd.	37,000	3,674,539
King Yuan Electronics Co. Ltd. (b)	1,198,000	9,780,357
Kinsus Interconnect Technology Corp.	148,281	1,451,735
Kuo Yang Construction Co. Ltd. (a) (b)	2,831,734	1,674,062
L&K Engineering Co. Ltd.	221,557	3,631,400
Largan Precision Co. Ltd. (b)	57,000	3,842,196
Leadtrend Technology Corp. (b)	155,271	224,869
Lin BioScience, Inc. (a)	53,716	605,712
Lingsen Precision Industries Ltd. (b)	336,000	295,852
Lite-On Technology Corp.	4,054,014	17,816,358
Longchen Paper & Packaging Co. Ltd. (a) (b)	6,884,467	2,314,921
Lotes Co. Ltd. (b)	57,804	3,706,544
Lotus Pharmaceutical Co. Ltd.	27,000	174,820
LuxNet Corp. (b)	113,549	1,212,918
M3 Technology, Inc. (b)	57,000	131,223
See accompanying notes to financial statements.
72

STATE STREET SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
M31 Technology Corp. (b)	40,360	$599,656
Machvision, Inc. (b)	17,156	407,837
Macronix International Co. Ltd. (a)	1,801,221	6,507,383
Makalot Industrial Co. Ltd. (b)	37,404	266,169
Materials Analysis Technology, Inc. (b)	48,000	322,803
MediaTek, Inc.	2,770,969	129,144,317
Medigen Biotechnology Corp. (a)	114,248	112,926
Medigen Vaccine Biologics Corp. (a)	161,886	290,149
Mega Financial Holding Co. Ltd.	21,441,561	25,787,551
Microbio Co. Ltd. (a)	221,620	116,460
Micro-Star International Co. Ltd.	125,000	332,343
momo.com, Inc. (b)	67,573	374,114
Motech Industries, Inc.	130,796	108,008
MPI Corp.	91,000	10,232,875
MSSCORPS Co. Ltd.	105,408	1,541,390
Myson Century, Inc. (b)	348,000	833,807
Namchow Holdings Co. Ltd. (b)	3,393,000	3,863,159
Nan Ya Plastics Corp.	12,912,128	29,846,927
Nan Ya Printed Circuit Board Corp. (b)	95,000	1,551,142
Nanya Technology Corp. (a) (b)	2,979,982	18,502,547
New Era Electronics Co. Ltd. (b)	70,000	116,703
Nexcom International Co. Ltd. (b)	3,049,638	5,723,437
Novatek Microelectronics Corp. (b)	562,904	6,681,954
Nuvoton Technology Corp. (b)	113,000	314,576
Oneness Biotech Co. Ltd. (a) (b)	163,659	266,707
Optimax Technology Corp.	225,000	138,646
Orient Semiconductor Electronics Ltd. (b)	348,000	544,260
Pacific Hospital Supply Co. Ltd.	74,782	185,493
Pan Jit International, Inc.	136,900	369,977
Parade Technologies Ltd. (b)	50,000	744,448
Pegatron Corp.	3,388,686	8,076,881
Pell Bio-Med Technology Co. Ltd. (a)	76,433	1,341,223
PharmaEssentia Corp.	307,970	5,779,856
Pharmally International Holding Co. Ltd. (a) (e)	23,076	—
Phihong Technology Co. Ltd. (a)	93,402	70,263
Phison Electronics Corp. (b)	125,000	5,864,873
Pihsiang Machinery Manufacturing Co. Ltd. (a) (e)	51,000	—
Polaris Group (a)	269,324	161,325
Pou Chen Corp.	12,944,674	11,458,689
Powerchip Semiconductor Manufacturing Corp. (a) (b)	3,258,519	5,412,179
Powertech Technology, Inc.	3,380,285	19,772,077
Poya International Co. Ltd.	16,484	254,453
President Chain Store Corp.	194,000	1,362,308
Progate Group Corp. (b)	88,754	316,483
Promate Electronic Co. Ltd. (b)	3,965,957	5,520,334
Promos Technologies, Inc. (a) (e)	257	—
Security Description	Shares	Value
Prosperity Dielectrics Co. Ltd.	52,000	$95,965
PSS Co. Ltd.	22,495	103,433
Quanta Computer, Inc. (b)	4,143,975	36,099,376
Quanta Storage, Inc.	48,000	130,022
Radiant Opto-Electronics Corp.	51,000	145,805
RDC Semiconductor Co. Ltd. (a)	43,260	179,292
Realtek Semiconductor Corp. (b)	487,000	7,281,389
Ruentex Development Co. Ltd.	417,150	324,247
Sampo Corp. (b)	6,281,479	4,961,131
Sanyang Motor Co. Ltd. (b)	365,000	665,608
Scientech Corp. (b)	51,000	723,444
SciVision Biotech, Inc. (b)	107,000	209,180
SDI Corp.	83,000	245,080
Sea Sonic Electronics Co. Ltd.	39,000	78,805
Sensortek Technology Corp.	13,000	59,165
Sesoda Corp. (b)	2,798,174	3,693,555
Shanghai Commercial & Savings Bank Ltd.	3,835,068	4,678,375
ShenMao Technology, Inc. (b)	116,000	388,239
Shieh Yih Machinery Industry Co. Ltd. (b)	184,000	176,691
Shih Wei Navigation Co. Ltd. (a) (b)	2,810,265	1,406,451
Shihlin Electric & Engineering Corp. (b)	164,000	915,671
Shinfox Energy Co. Ltd. (b)	116,626	136,252
Shiny Brands Group Co. Ltd.	3,162	11,028
Silicon Integrated Systems Corp. (b)	157,300	227,807
Silicon Motion Technology Corp. ADR	43,608	4,896,742
Sinbon Electronics Co. Ltd. (b)	131,710	1,034,070
Sincere Navigation Corp. (b)	176,000	231,217
Sino-American Silicon Products, Inc.	191,000	642,243
Sinon Corp.	3,762,000	5,212,906
SinoPac Financial Holdings Co. Ltd.	39,644,238	38,069,381
Sinphar Pharmaceutical Co. Ltd. (b)	3,181,711	3,055,318
Sitronix Technology Corp.	46,000	274,820
Solar Applied Materials Technology Corp. (b)	3,366,736	9,425,176
Star Fusion Group Co. Ltd. (a)	59,295	76,321
Stark Technology, Inc.	3,141,747	13,561,498
STL Technology Co. Ltd. (b)	398,000	1,624,617
SunMax Biotechnology Co. Ltd.	20,000	239,912
Sunonwealth Electric Machine Industry Co. Ltd. (b)	187,724	722,241
Sunplus Innovation Technology, Inc.	81,109	315,861
Sunplus Technology Co. Ltd. (a)	132,000	80,513
Supreme Electronics Co. Ltd. (b)	6,502,520	14,990,170
T3EX Global Holdings Corp.	36,000	76,572
TA Chen Stainless Pipe (b)	3,503,611	4,038,413
Ta Ya Electric Wire & Cable (b)	5,767,368	5,709,640
TA-I Technology Co. Ltd.	60,000	109,040
See accompanying notes to financial statements.
73

STATE STREET SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
TaiMed Biologics, Inc. (a)	138,219	$221,790
Taimide Tech, Inc. (b)	428,950	968,727
Tainan Enterprises Co. Ltd. (b)	2,979,589	2,218,149
TaiSol Electronics Co. Ltd. (b)	50,000	90,554
Taisun Enterprise Co. Ltd. (b)	6,427,284	3,880,093
Taiwan Cogeneration Corp.	3,727,728	5,037,155
Taiwan Cooperative Financial Holding Co. Ltd.	7,935,161	5,820,442
Taiwan FU Hsing Industrial Co. Ltd. (b)	2,700,200	3,800,719
Taiwan Glass Industry Corp. (a) (b)	314,000	509,747
Taiwan Land Development Corp. (a) (e)	3,962,750	—
Taiwan Mobile Co. Ltd. (b)	2,224,000	7,582,609
Taiwan Navigation Co. Ltd.	190,000	177,104
Taiwan Paiho Ltd. (b)	3,227,433	4,669,026
Taiwan Puritic Corp.	46,548	732,363
Taiwan Sakura Corp. (b)	3,414,726	9,399,308
Taiwan Semiconductor Co. Ltd.	82,000	133,888
Taiwan Semiconductor Manufacturing Co. Ltd. (b)	34,046,912	1,874,337,351
Taiwan Surface Mounting Technology Corp.	62,000	179,387
Taiwan Taxi Co. Ltd.	45,000	267,438
Taiwan TEA Corp. (a) (b)	6,705,913	2,559,028
Taiwan Union Technology Corp.	260,612	4,638,356
Taiyen Biotech Co. Ltd. (b)	3,279,500	3,251,803
Tatung Co. Ltd. (b)	804,650	785,270
TCC Group Holdings Co. Ltd. (b)	14,163,662	10,189,685
TCI Co. Ltd.	28,724	112,758
Teco Electric & Machinery Co. Ltd. (b)	135,000	253,363
Thunder Tiger Corp. (a) (b)	387,584	1,648,778
Topoint Technology Co. Ltd. (b)	327,099	2,486,239
Transasia Airways Corp. (a) (e)	361,784	—
Tripod Technology Corp. (b)	856,079	9,064,208
TrueLight Corp. (a)	322,100	833,208
TS Financial Holding Co. Ltd.	36,735,020	26,600,429
Tul Corp. (a)	48,000	82,577
Twoway Communications, Inc. (b)	313,000	721,555
UDE Corp.	86,000	285,142
Ultra Chip, Inc.	77,000	98,869
U-Ming Marine Transport Corp. (b)	259,000	469,878
Unimicron Technology Corp. (b)	2,852,507	39,660,287
Uni-President Enterprises Corp. (b)	7,006,993	15,561,355
United Alloy-Tech Co. (b)	187,428	325,962
United Integrated Services Co. Ltd. (b)	89,000	2,285,549
United Microelectronics Corp. ADR	4,463,005	40,077,785
United Orthopedic Corp. (b)	68,000	208,020
Unity Opto Technology Co. Ltd. (a) (e)	12,759	—
Security Description	Shares	Value
UPI Semiconductor Corp.	18,156	$91,717
Vactronics Technologies, Inc. (b)	138,619	169,534
Vanguard International Semiconductor Corp. (b)	571,956	2,075,286
Via Technologies, Inc. (b)	169,000	275,940
Visco Vision, Inc.	32,000	189,177
VisEra Technologies Co. Ltd. (b)	14,474	137,632
Visual Photonics Epitaxy Co. Ltd. (b)	310,151	2,391,374
Vizionfocus, Inc.	22,070	124,605
Voltronic Power Technology Corp.	45,000	1,019,080
Wafer Works Corp. (a) (b)	236,105	241,865
Waffer Technology Corp. (b)	95,224	137,311
Walsin Lihwa Corp. (b)	3,195,974	3,014,032
Walsin Technology Corp.	100,000	365,968
Wan Hai Lines Ltd. (b)	913,450	2,202,909
Wei Chuan Foods Corp. (b)	3,290,000	1,384,126
Wei Mon Industry Co. Ltd. (a) (e)	240,450	—
Weikeng Industrial Co. Ltd. (b)	3,454,199	3,435,831
Weltrend Semiconductor	54,000	99,149
Win Semiconductors Corp.	161,000	1,770,144
Winbond Electronics Corp. (b)	3,471,942	9,795,720
WinWay Technology Co. Ltd. (b)	30,025	6,715,006
Wisdom Marine Lines Co. Ltd.	279,000	584,704
Wistron Corp. (b)	5,750,476	22,034,198
Wiwynn Corp. (b)	134,733	13,907,379
XinTec, Inc. (b)	174,000	835,439
Yageo Corp.	1,982,948	15,103,154
Yang Ming Marine Transport Corp. (b)	3,184,000	5,178,855
Yao Sheng Electronic Co. Ltd. (a) (b)	92,000	187,914
Yieh Phui Enterprise Co. Ltd. (a) (b)	2,868,085	1,273,907
Yuanta Financial Holding Co. Ltd.	10,723,837	15,010,688
Yulon Motor Co. Ltd. (b)	341,000	290,122
Zeng Hsing Industrial Co. Ltd.	75,579	217,021
Zenitron Corp. (b)	6,746,000	10,255,102
Zhen Ding Technology Holding Ltd.	39,000	251,908
ZillTek Technology Corp.	24,000	172,662
		3,914,861,242
THAILAND — 1.9%
Advanced Info Service PCL	3,218,842	36,404,732
Advanced Info Service PCL NVDR	88,000	995,270
Airports of Thailand PCL (b)	9,005,700	14,199,406
All Energy & Utilities PCL (a)	45,000	109
Asset World Corp. PCL	925,600	60,060
B Grimm Power PCL	640,300	231,036
Bangkok Commercial Asset Management PCL	288,686	62,149
Bangkok Dusit Medical Services PCL Class F	2,717,100	1,548,862
See accompanying notes to financial statements.
74

STATE STREET SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Bangkok Expressway & Metro PCL (b)	56,391,643	$8,976,838
Bangkok Land PCL	33,036,200	420,716
Banpu PCL (b)	18,538,617	3,400,808
Berli Jucker PCL (b)	283,800	130,799
BTS Group Holdings PCL (a)	1,702,500	111,504
Bumrungrad Hospital PCL	341,900	1,689,803
Central Pattana PCL	2,652,800	5,007,180
Central Plaza Hotel PCL (b)	2,041,100	2,011,393
Central Retail Corp. PCL	2,705,100	1,533,820
CH Karnchang PCL	275,848	129,643
Charoen Pokphand Foods PCL (b)	945,000	598,863
CP ALL PCL (b)	9,253,386	12,766,193
CPN Retail Growth Leasehold REIT	667,200	230,627
Delta Electronics Thailand PCL	7,110,300	55,838,924
Ditto Thailand PCL	380,560	123,468
Electricity Generating PCL	1,668,073	5,690,061
Energy Absolute PCL (a) (b)	6,314,600	520,792
Global Power Synergy PCL (b)	396,900	409,175
Gulf Development PCL	6,569,370	11,802,158
Hana Microelectronics PCL (b)	331,700	276,584
Indorama Ventures PCL (b)	1,663,100	1,273,295
IRPC PCL (b)	39,028,358	2,343,122
Jasmine International PCL (a) (b)	11,552,167	399,317
Jasmine Technology Solution PCL (a)	3,700	6,002
Kasikornbank PCL	2,982,000	17,269,921
Kasikornbank PCL NVDR	88,000	509,642
KCE Electronics PCL	43,900	30,216
Krung Thai Bank PCL	2,379,900	2,525,667
Land & Houses PCL	2,959,300	337,385
Minor International PCL	1,747,918	1,144,786
Muangthai Capital PCL	649,300	566,021
Precious Shipping PCL	993,700	203,380
PSG Corp. PCL (a)	1,505,342	160,667
PTT Exploration & Production PCL (b)	3,883,351	19,016,409
PTT Global Chemical PCL (b)	1,334,900	1,477,376
PTT Global Chemical PCL NVDR	44,000	48,696
PTT PCL (b)	19,446,799	20,637,901
Quality Houses PCL	12,632,683	528,596
Regional Container Lines PCL (b)	301,000	287,492
Sansiri PCL	13,090,633	539,820
SCB X PCL	2,348,862	10,255,795
Siam Cement PCL (b)	1,326,627	8,326,616
Siam Cement PCL NVDR	35,200	220,934
Sri Trang Agro-Industry PCL	1,004,700	542,258
Sri Trang Gloves Thailand PCL (b)	2,656,700	902,215
Srisawad Corp. PCL	802,287	540,048
Thai Beverage PCL (b)	13,050,100	4,349,528
Thai Oil PCL (b)	4,558,242	6,737,850
Thaicom PCL (a) (b)	2,044,000	762,317
Security Description	Shares	Value
Tisco Financial Group PCL (b)	4,068,880	$13,941,281
TMBThanachart Bank PCL (d)	200,744,049	13,999,737
TMBThanachart Bank PCL (d)	429,800	29,974
True Corp. PCL (b)	12,029,765	5,252,535
		300,337,772
TURKEY — 0.9%
AG Anadolu Grubu Holding AS	978,468	603,183
Akbank TAS	5,984,480	8,879,849
Akfen Gayrimenkul Yatirim Ortakligi AS REIT (a)	4,546,223	272,896
Akfen Yenilenebilir Enerji AS (a)	614,510	310,294
AKIS Gayrimenkul Yatirimi AS REIT	3,318,163	661,693
Anadolu Efes Biracilik Ve Malt Sanayii AS	8,645,407	3,261,464
Aselsan Elektronik Sanayi Ve Ticaret AS	1,261,069	9,079,527
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	254,593	1,116,134
Bera Holding AS (a)	1,474,741	571,926
BIM Birlesik Magazalar AS	671,014	10,303,565
Biotrend Cevre VE Enerji Yatirimlari AS (a)	555,909	207,341
Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS (a)	54,269	630,169
Borusan Yatirim ve Pazarlama AS	6,282	296,870
Can2 Termik AS (a)	3,449,599	127,188
Cimsa Cimento Sanayi VE Ticaret AS	160,733	175,982
Coca-Cola Icecek AS	262,754	416,165
CW Enerji Muhendislik Ticaret VE Sanayi AS (a)	414,640	273,692
D-MARKET Elektronik Hizmetler ve Ticaret AS ADR (a) (b)	764,054	2,001,822
Dogan Sirketler Grubu Holding AS	7,408,797	3,326,297
EGE Endustri VE Ticaret AS (a)	657	80,168
Enka Insaat ve Sanayi AS	881,584	1,852,159
Eregli Demir ve Celik Fabrikalari TAS	7,737,835	4,909,211
Europower Enerji VE Otomasyon Teknolojileri Sanayi Ticaret AS (a)	368,748	341,059
Ford Otomotiv Sanayi AS	2,253,987	5,123,158
Girsim Elektrik Sanayi Taahut Ve Ticaret AS (a)	159,879	164,983
Global Yatirim Holding AS	1,058,868	330,182
Gubre Fabrikalari TAS (a)	88,310	939,584
Haci Omer Sabanci Holding AS	2,832,503	5,693,025
Is Gayrimenkul Yatirim Ortakligi AS REIT	847,676	379,244
Is Yatirim Menkul Degerler AS (a)	677,378	657,276
Izmir Demir Celik Sanayi AS (a)	856,947	121,375
See accompanying notes to financial statements.
75

STATE STREET SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Kalekim Kimyevi Maddeler Sanayi ve Ticaret AS	153,261	$125,765
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class D (a)	372,243	258,595
Kiler Holding AS (a)	165,075	480,232
Kizilbuk Gayrimenkul Yatirim Ortakligi AS REIT (a)	2,686,099	201,095
KOC Holding AS	2,458,255	10,765,919
Kontrolmatik Enerji Ve Muhendislik AS	701,640	135,974
Kuyumcukent Gayrimenkul Yatirimlari AS REIT (a)	383,008	660,017
Logo Yazilim Sanayi Ve Ticaret AS	111,835	331,382
Margun Enerji Uretim Sanayi VE Ticaret AS (a)	1,363,149	1,607,400
MIA Teknoloji AS (a)	441,671	412,875
Migros Ticaret AS	44,448	602,067
MLP Saglik Hizmetleri AS (a) (c)	185,573	1,775,209
Nuh Cimento Sanayi AS	46,653	245,327
ODAS Elektrik Uretim ve Sanayi Ticaret AS (a)	1,529,945	197,434
Otokar Otomotiv Ve Savunma Sanayi AS (a)	32,885	269,113
Oyak Cimento Fabrikalari AS	1,505,175	786,427
Oyak Yatirim Menkul Degerler AS (a)	275,256	316,223
Ozak Gayrimenkul Yatirim Ortakligi REIT (a)	1,496,553	406,102
Pasifik Gayrimenkul Yatirim Ortakligi REIT	9,959,754	550,832
Pegasus Hava Tasimaciligi AS (a)	235,838	930,521
Politeknik Metal Sanayi ve Ticaret AS (a)	901	98,395
Reysas Gayrimenkul Yatirim Ortakligi AS REIT (a)	3,930,864	2,584,048
Reysas Tasimacilik ve Lojistik Ticaret AS (a)	1,217,272	501,358
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	895,028	542,892
Sasa Polyester Sanayi AS (a)	9,313,627	489,971
SDT Uzay VE Savunma Teknolojileri AS	27,769	127,483
Selcuk Ecza Deposu Ticaret ve Sanayi AS	231,967	419,814
Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret AS (a)	724,576	104,256
Sok Marketler Ticaret AS (a)	121,894	134,061
Tofas Turk Otomobil Fabrikasi AS	65,941	405,831
Torunlar Gayrimenkul Yatirim Ortakligi AS REIT	517,496	993,574
Turk Altin Isletmeleri AS (a)	725,862	683,759
Turk Hava Yollari AO	1,394,574	9,225,571
Security Description	Shares	Value
Turk Traktor ve Ziraat Makineleri AS	20,837	$208,229
Turkcell Iletisim Hizmetleri AS	2,441,141	5,811,979
Turkiye Garanti Bankasi AS (a)	1,252,285	3,561,467
Turkiye Halk Bankasi AS (a)	541,117	427,249
Turkiye Is Bankasi AS Class C	16,468,958	4,876,263
Turkiye Petrol Rafinerileri AS	1,849,701	10,739,327
Turkiye Sigorta AS	3,471,950	991,317
Turkiye Sinai Kalkinma Bankasi AS	1,192,876	297,951
Turkiye Sise ve Cam Fabrikalari AS	143,053	141,445
Turkiye Vakiflar Bankasi TAO Class D (a)	923,283	622,718
Ulker Biskuvi Sanayi AS	1,058,080	2,802,199
Yapi ve Kredi Bankasi AS (a)	6,567,360	4,875,320
Yeni Gimat Gayrimenkul Ortakligi AS REIT	177,777	839,325
YEO Teknoloji Enerji VE Endustri AS (a)	251,933	290,561
Ziraat Gayrimenkul Yatirim Ortakligi AS REIT	2,608,761	1,341,917
		138,304,270
UNITED ARAB EMIRATES — 1.6%
Abu Dhabi Commercial Bank PJSC	6,596,186	22,194,991
Abu Dhabi Islamic Bank PJSC	1,498,853	8,405,622
Abu Dhabi National Energy Co. PJSC	1,113,875	736,862
Abu Dhabi National Oil Co. for Distribution PJSC	4,111,027	4,241,634
Abu Dhabi Ports Co. PJSC (a)	932,563	985,039
ADNOC Drilling Co. PJSC	3,025,946	4,217,691
Adnoc Gas PLC	5,979,757	5,209,273
Agthia Group PJSC	130,850	126,458
Air Arabia PJSC	11,025,692	12,216,418
Ajman Bank PJSC	5,510,128	2,025,065
AL Seer Marine Supplies & Equipment Co. LLC (a)	714,431	359,812
Al Waha Capital PJSC	2,076,404	915,736
Aldar Properties PJSC (a)	9,249,640	19,615,794
Amanat Holdings PJSC	998,231	328,821
Americana Restaurants International PLC - Foreign Co.	1,800,371	911,630
Amlak Finance PJSC (a)	1,006,342	468,474
Apex Investment Co. PSC (a)	1,707,739	1,566,733
Arabtec Holding PJSC (a) (e)	504,845	—
Burjeel Holdings PLC	684,452	197,512
Dana Gas PJSC	5,033,945	1,170,334
Deyaar Development PJSC	5,077,964	1,097,624
Dubai Electricity & Water Authority PJSC	13,129,311	9,614,746
Dubai Financial Market PJSC	4,477,466	1,706,491
Dubai Investments PJSC	3,798,334	3,908,666
Dubai Islamic Bank PJSC (a)	4,224,512	8,418,432
Emaar Development PJSC	1,138,771	4,185,176
See accompanying notes to financial statements.
76

STATE STREET SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Emaar Properties PJSC	8,884,523	$28,298,511
Emirates NBD Bank PJSC	3,191,063	23,238,215
Emirates Telecommunications Group Co. PJSC	5,163,125	26,200,052
EMSTEEL Building Materials PJSC (a)	598,429	164,542
Eshraq Investments PJSC (a)	5,920,074	615,650
Fertiglobe PLC	1,750,128	1,491,275
First Abu Dhabi Bank PJSC	7,263,648	33,616,099
Ghitha Holding PJSC (a)	83,317	301,214
Gulf General Investment Co. (a) (e)	638,957	—
Gulf Navigation Holding PJSC (a)	645,824	297,129
Invest bank PSC (a)	76,929	963
Modon Holding PSC (a)	3,321,756	2,622,463
National Central Cooling Co. PJSC	5,229,321	3,772,548
NMDC Group PJSC	350,235	1,645,675
Orascom Construction PLC	33,959	299,278
RAK Properties PJSC (a)	8,729,674	2,236,306
Ras Al Khaimah Ceramics PJSC	474,288	286,641
Salik Co. PJSC	1,904,396	2,638,874
Shuaa Capital PSC (a)	8,374,470	421,767
Space42 PLC (a)	719,078	260,358
Two Point Zero Group PJSC (a)	5,340,649	2,791,508
Union Properties PJSC (a)	3,485,475	665,156
Yalla Group Ltd. ADR (a)	102,617	639,304
		247,328,562
UNITED STATES — 0.3%
Belite Bio, Inc. ADR (a) (b)	12,456	1,985,985
BeOne Medicines Ltd. Class H (a)	1,287,953	28,189,681
GCS Holdings, Inc. (a) (b)	240,738	2,936,747
HUUUGE, Inc. (a) (c)	96,109	592,939
JBS NV Class A (a)	1,528	27,443
JS Global Lifestyle Co. Ltd. (a) (b) (c)	1,492,000	331,124
Legend Biotech Corp. ADR (a) (b)	91,455	1,654,421
Seanergy Maritime Holdings Corp.	17,975	232,057
Titan SA	81,336	4,217,190
		40,167,587
TOTAL COMMON STOCKS (Cost $12,576,587,937)		15,649,271,830
PREFERRED STOCKS — 0.0% *
INDIA — 0.0% *
TVS Motor Co. Ltd. 6.00% (Cost $0)	841,844	90,978
WARRANTS — 0.0% *
GREECE — 0.0% *
Diana Shipping, Inc. (expiring 12/14/26) (a)	13,092	2,880
Security Description	Shares	Value
MALAYSIA — 0.0% *
Comfort Gloves Bhd. (expiring 06/26/26) (a)	75,600	$93
Dagang NeXchange Bhd. (expiring 07/23/30) (a)	1,349,066	51,644
Frontken Corp. Bhd. (expiring 05/03/26) (a)	348,950	431
GDEX Bhd. (expiring 01/04/28) (a)	160,612	397
Malaysian Resources Corp. Bhd. (expiring 10/29/27) (a)	179,301	664
NEXG Bhd. (expiring 02/17/28) (a)	2,525,250	62,367
SKP Resources Bhd. (expiring 04/25/26) (a)	108,980	135
Supermax Corp. Bhd. (expiring 03/01/30) (a)	199,450	3,941
Top Glove Corp. Bhd. (expiring 02/09/30) (a)	293,315	10,504
VS Industry Bhd. (expiring 09/05/26) (a)	847,330	1,046
YTL Corp. Bhd. (expiring 06/02/28) (a)	898,714	42,172
YTL Power International Bhd. (expiring 06/02/28) (a)	286,600	38,931
		212,325
PHILIPPINES — 0.0% *
Alliance Global Group, Inc. (expiring 11/19/30) (a)	1,526,875	35,187
SINGAPORE — 0.0% *
Guan Chong Bhd. (expiring 06/19/28) (a)	1,439,966	37,342
THAILAND — 0.0% *
VGI PCL (expiring 05/23/27) (a)	70,080	42
TOTAL WARRANTS (Cost $20,764)		287,776
SHORT-TERM INVESTMENTS — 2.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.64% (f) (g)	12,909,878	12,909,878
State Street Navigator Securities Lending Portfolio II (h) (i)	309,369,898	309,369,898
TOTAL SHORT-TERM INVESTMENTS (Cost $322,279,776)		322,279,776
TOTAL INVESTMENTS — 102.0% (Cost $12,898,888,477)		15,971,930,360
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.0)%		(305,663,646)
NET ASSETS — 100.0%		$15,666,266,714

See accompanying notes to financial statements.
77

STATE STREET SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2026.
(c)
Securities purchased pursuant to Rule 144A of the
Securities Act of 1933, as amended. These securities,
which represent 4.8% of net assets as of March 31, 2026,
may be resold in transactions exempt from registration,
normally to qualified institutional buyers.

(d)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(e)
Fair valued as determined in good faith by the Trust's
Oversight Committee in accordance with policy and
procedures approved by the Board of Trustees. Security
value is determined based on significant unobservable
inputs and is classified as Level 3. As of March 31, 2026,
total aggregate fair value of the securities is $498,442,
representing less than 0.05% of the Fund's net assets.

(f)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended March 31, 2026
are shown in the Affiliate Table below.

(g)	The rate shown is the annualized seven-day yield at March 31, 2026.
(h)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2026 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.

*	Amount is less than 0.05% of net assets.

Abbreviations:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust
At March 31, 2026, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini MSCI Emerging Markets Index (long)	400	06/19/2026	$29,688,605	$29,092,000	$(596,605)
During the period ended March 31, 2026, the average notional value related to futures contracts was $34,754,343.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$15,353,888,986	$294,884,402	$498,442	$15,649,271,830
Preferred Stocks	90,978	—	—	90,978
Warrants	205,399	82,377	—	287,776
Short-Term Investments	322,279,776	—	—	322,279,776
TOTAL INVESTMENTS	$15,676,465,139	$294,966,779	$498,442	$15,971,930,360
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(596,605)	$—	$—	$(596,605)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(596,605)	$—	$—	$(596,605)
See accompanying notes to financial statements.
78

STATE STREET SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Sector Breakdown as of March 31, 2026

% of Net Assets
Information Technology	25.0%
Financials	21.6
Consumer Discretionary	11.0
Materials	8.6
Communication Services	8.0
Industrials	7.8
Energy	4.7
Consumer Staples	4.2
Health Care	4.1
Utilities	3.0
Real Estate	1.9
Short-Term Investments	2.1
Liabilities in Excess of Other Assets	(2.0)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/25	Value at 9/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/26	Value at 3/31/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	13,111,137	$13,111,137	$841,634,849	$841,836,108	$—	$—	12,909,878	$12,909,878	$733,631
State Street Navigator Securities Lending Portfolio II	264,474,935	264,474,935	764,575,972	719,681,009	—	—	309,369,898	309,369,898	1,239,173
Total		$277,586,072	$1,606,210,821	$1,561,517,117	$—	$—		$322,279,776	$1,972,804
See accompanying notes to financial statements.
79

STATE STREET SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.3%
AUSTRALIA — 1.1%
Glencore PLC (a)	421,772	$3,145,257
Rio Tinto PLC	47,840	4,380,732
		7,525,989
AUSTRIA — 0.7%
Addiko Bank AG (a)	519	14,830
Agrana Beteiligungs AG	522	7,338
ams-OSRAM AG (a)	4,348	44,478
ANDRITZ AG	2,840	194,699
AT&S Austria Technologie & Systemtechnik AG (a)	1,071	63,798
BAWAG Group AG (b)	3,400	507,314
CA Immobilien Anlagen AG	1,203	33,710
CPI Europe AG (a)	1,336	23,952
DO & Co. AG	372	69,436
Erste Group Bank AG	13,389	1,426,979
EVN AG	1,745	57,101
FACC AG (a)	772	11,528
Flughafen Wien AG	158	9,212
Frequentis AG	131	10,958
Kontron AG	2,095	45,549
Lenzing AG (a)	793	21,700
Mayr Melnhof Karton AG	385	38,371
Mondi PLC	17,983	200,053
Oesterreichische Post AG	1,432	56,758
OMV AG	6,381	464,658
Palfinger AG	543	21,178
Porr AG	1,054	43,476
Raiffeisen Bank International AG	5,839	244,619
Rosenbauer International AG (a)	130	6,995
SBO AG	504	20,993
Strabag SE Class BR	917	90,442
Telekom Austria AG	3,702	38,858
UNIQA Insurance Group AG	5,032	87,084
Verbund AG	2,901	219,437
Vienna Insurance Group AG Wiener Versicherung Gruppe	1,696	119,984
voestalpine AG	4,910	213,959
Wienerberger AG	5,041	132,312
Zumtobel Group AG	1,201	5,231
		4,546,990
BELGIUM — 1.6%
Ackermans & van Haaren NV	994	300,752
Aedifica SA REIT	3,634	290,794
Ageas SA	7,186	522,036
Anheuser-Busch InBev SA	45,624	3,139,359
Ascencio REIT	159	9,178
Azelis Group NV	8,027	80,279
Barco NV	3,064	33,415
Bekaert SA	1,565	72,128
Biocartis Group NV (a) (c)	1,354	—
bpost SA (a)	4,236	8,736
Care Property Invest NV REIT (d)	2,096	29,608
Cie du Bois Sauvage SA	26	9,407
Security Description	Shares	Value
CMB Tech NV	4,981	$62,786
Cofinimmo SA REIT	393	36,768
Colruyt Group NV	1,454	60,780
Deceuninck NV	3,068	7,056
Deme Group NV	270	57,366
D'ieteren Group	955	174,075
Econocom Group SA NV	3,863	6,231
Elia Group SA (a)	2,245	340,926
EVS Broadcast Equipment SA	507	19,453
Fagron	3,066	76,305
Financiere de Tubize SA	932	227,656
Floridienne SA	69	4,555
Fluxys Belgium SA	263	6,333
Galapagos NV (a)	1,868	56,347
Gimv NV	1,032	53,686
Groupe Bruxelles Lambert NV	3,428	307,092
Home Invest Belgium SA REIT	292	6,191
Immobel SA (a)	153	3,579
Ion Beam Applications	945	14,133
Jensen-Group NV	155	11,323
KBC Ancora	1,752	141,508
KBC Group NV	9,870	1,188,396
Kinepolis Group NV	648	19,450
Lotus Bakeries NV	18	202,004
Melexis NV (d)	912	55,220
Montea NV REIT	914	68,873
Nyxoah SA (a)	506	1,425
Ontex Group NV (a) (d)	2,889	11,967
Orange Belgium SA (a)	535	12,452
Proximus SADP	6,773	54,627
Recticel SA (d)	1,732	18,858
Retail Estates NV REIT	707	53,764
Shurgard Self Storage Ltd. REIT	1,357	38,854
Sipef NV	263	30,121
Sofina SA (d)	731	175,190
Solvay SA	3,176	96,827
Syensqo SA (d)	3,292	187,680
Tessenderlo Group SA	910	20,530
TINC Comm VA	1,258	16,582
UCB SA	5,498	1,637,544
Umicore SA	8,496	158,387
Van de Velde NV	253	8,833
Vastned NV REIT (a)	498	16,583
VGP NV	637	60,257
Warehouses De Pauw CVA REIT (d)	8,510	218,852
Wereldhave Belgium Comm VA REIT	121	7,556
X-Fab Silicon Foundries SE (a) (b)	2,146	11,755
Xior Student Housing NV REIT	1,784	54,369
		10,596,797
BERMUDA — 0.0% *
Conduit Holdings Ltd.	6,902	38,136
Himalaya Shipping Ltd. (a)	684	8,946
See accompanying notes to financial statements.
80

STATE STREET SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Northern Ocean Ltd. (a)	4,776	$4,432
		51,514
BRAZIL — 0.1%
Pluxee NV	3,578	43,328
Yara International ASA	7,313	423,422
		466,750
CANADA — 0.0% *
International Petroleum Corp. (a)	3,108	84,370
CHILE — 0.1%
Antofagasta PLC	17,164	753,038
CHINA — 0.4%
Prosus NV	54,609	2,452,640
CYPRUS — 0.0% *
ASBISc Enterprises PLC	1,616	18,977
CZECH REPUBLIC — 0.0% *
CSG NV (a)	7,454	200,456
DENMARK — 2.5%
AL Sydbank	3,152	250,055
ALK-Abello AS	6,064	189,062
Alm Brand AS	29,471	71,526
Ambu AS Class B	8,351	88,076
Bang & Olufsen AS (a)	3,841	5,135
Bavarian Nordic AS (a)	3,419	101,773
Better Collective AS (a) (d)	1,437	20,756
Broedrene A&O Johansen AS Class B	876	11,481
Cadeler AS (a)	9,808	56,587
Carlsberg AS Class B	4,088	506,288
Cementir Holding NV	1,981	34,968
Chemometec AS	831	38,543
Coloplast AS Class B	6,842	460,395
D/S Norden AS	955	43,263
Danske Andelskassers Bank AS	8,631	22,092
Danske Bank AS	28,988	1,395,897
Demant AS (a)	4,217	126,080
Dfds AS (a)	1,469	23,602
Djurslands Bank AS	119	16,771
DSV AS	8,780	2,072,683
FLSmidth & Co. AS	1,860	138,581
Genmab AS (a)	2,886	762,284
GN Store Nord AS (a)	6,106	94,950
Gubra AS	298	16,312
H Lundbeck AS	12,316	75,771
H&H International AS Class B (a)	689	8,743
ISS AS	6,330	228,979
Jeudan AS	389	12,236
Jyske Bank AS	1,758	238,406
Lan & Spar Bank	157	27,597
Matas AS	1,575	25,597
Napatech AS (a)	1,343	4,012
Netcompany Group AS (a) (b)	2,014	121,298
Nilfisk Holding AS (a)	456	9,731
NKT AS (a)	2,392	306,681
Security Description	Shares	Value
Novo Nordisk AS Class B	143,399	$5,105,441
Novonesis Novozymes B Class B	15,456	911,574
NTG Nordic Transport Group AS (a)	684	16,917
Orsted AS (a) (b)	20,427	491,352
Pandora AS	3,309	231,488
Per Aarsleff Holding AS	805	92,225
Ringkjoebing Landbobank AS	1,178	279,542
Rockwool AS Class A	2,578	74,819
Rockwool AS Class B	4,229	114,844
Royal Unibrew AS	1,881	152,124
Saniona AB (a)	4,947	8,163
Scandinavian Tobacco Group AS (b)	2,270	23,836
Schouw & Co. AS	539	54,936
SJF Bank AS	446	21,216
Solar AS Class B (a)	242	7,463
SP Group AS	383	20,847
Tryg AS	14,452	343,395
UIE PLC	557	32,851
Vestas Wind Systems AS	44,762	1,312,409
Zealand Pharma AS (a)	2,873	130,684
		17,032,337
FAEROE ISLANDS — 0.0% *
Bakkafrost P	2,238	104,032
FINLAND — 2.1%
Aktia Bank OYJ	2,761	39,893
Alandsbanken Abp Class A	117	7,280
Alandsbanken Abp Class B	281	16,124
Alma Media OYJ (d)	1,829	26,658
Anora Group OYJ (d)	1,871	8,548
Aspo OYJ	1,086	7,858
Atria OYJ	395	7,623
Bittium OYJ	1,485	62,452
CapMan OYJ Class B	6,624	13,127
Digia OYJ	636	4,104
Elisa OYJ	6,745	325,785
Endomines Finland OYJ (a)	258	8,100
Enento Group OYJ (b)	918	14,300
eQ OYJ	789	9,364
Evli OYJ Class B	150	3,889
Finnair OYJ (d)	3,708	11,706
Fiskars OYJ Abp (d)	2,133	29,836
Fortum OYJ (d)	19,456	490,488
Framery Group OYJ (a)	2,536	18,014
F-Secure OYJ	4,878	9,049
Gofore OYJ	292	4,576
GRK Infra OYJ	1,765	24,347
Harvia OYJ (d)	916	34,881
Hiab OYJ	1,835	85,502
HKFoods OYJ	2,383	4,887
Huhtamaki OYJ	4,267	137,365
Incap OYJ (a) (d)	690	7,497
Kalmar OYJ Class B (a)	1,748	87,329
Kamux Corp.	1,172	2,315
See accompanying notes to financial statements.
81

STATE STREET SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Kemira OYJ (d)	5,154	$111,643
Kempower OYJ (a)	1,047	15,526
Kesko OYJ Class A	4,136	90,544
Kesko OYJ Class B (d)	12,521	275,261
Kone OYJ Class B	17,739	1,119,641
Konecranes OYJ (d)	9,528	306,730
Lassila & Tikanoja OYJ (a)	1,699	14,447
Lindex Group OYJ (a) (d)	5,325	13,958
Lumo Kodit OYJ	7,804	71,170
Luotea PLC (a)	1,582	4,537
Mandatum OYJ (d)	18,276	144,918
Marimekko OYJ (d)	1,728	20,229
Metsa Board OYJ Class B (a) (d)	7,443	25,933
Metso OYJ	28,925	491,246
Musti Group OYJ (a)	234	4,778
Neste OYJ	19,153	616,803
Nokia OYJ (d)	242,391	1,898,006
Nokian Renkaat OYJ (d)	5,320	55,719
Nordea Bank Abp (d) (e)	111,325	1,882,051
Nordea Bank Abp (d) (e)	40,918	691,863
Olvi OYJ Class A	678	26,600
Oma Saastopankki OYJ	385	5,367
Optomed OYJ (a)	519	1,378
Oriola OYJ Class B	4,878	5,311
Orion OYJ Class A (d)	1,211	96,974
Orion OYJ Class B	4,903	393,752
Outokumpu OYJ (d)	17,217	92,046
Pihlajalinna OYJ	781	11,608
Ponsse OYJ	504	13,008
Puuilo OYJ	3,838	55,675
QT Group OYJ (a) (d)	911	19,880
Raisio OYJ Class V	5,423	16,621
Relais Group OYJ	417	6,462
Remedy Entertainment OYJ (a)	412	5,307
Revenio Group OYJ (d)	1,035	22,610
Sampo OYJ Class A (e)	99,004	1,049,694
Sampo OYJ Class A (d) (e)	11,985	126,588
Sanoma OYJ	3,555	36,660
Scanfil OYJ	948	12,802
Stora Enso OYJ Class A	1,390	16,176
Stora Enso OYJ Class R (d)	28,050	325,293
Taaleri PLC	689	5,748
Talenom OYJ	1,269	1,857
Terveystalo OYJ (b)	4,128	41,142
TietoEVRY OYJ (d)	4,657	100,340
Tokmanni Group Corp. (d)	2,109	17,387
United Bankers OYJ	160	3,309
UPM-Kymmene OYJ	23,393	722,351
Vaisala OYJ Class A	1,426	72,540
Valmet OYJ (d)	6,646	186,614
Verkkokauppa.com OYJ (a)	1,048	4,154
Viking Line Abp	410	9,542
Wartsila OYJ Abp	21,842	798,025
YIT OYJ (a) (d)	7,417	22,185
		13,682,906
Security Description	Shares	Value
FRANCE — 13.0%
Abivax SA (a)	3,079	$332,058
Accor SA	8,903	416,681
Aeroports de Paris SA	1,285	154,868
Air France-KLM (a)	6,115	60,297
Air Liquide SA	25,858	5,300,874
Airbus SE	26,210	4,856,629
Alstom SA (a)	15,584	435,610
Altarea SCA REIT	260	33,672
Alten SA	1,336	80,661
Amundi SA (b)	2,926	247,288
Antin Infrastructure Partners SA	1,216	14,347
ARGAN SA REIT	597	38,795
Arkema SA	2,963	199,034
Atos SE (a) (d)	855	33,248
Aubay	395	18,887
AXA SA	78,371	3,543,335
Ayvens SA (b)	15,226	175,785
Beneteau SACA	1,478	11,486
BioMerieux	2,222	235,025
BNP Paribas SA	46,164	4,307,871
Bollore SE	31,214	176,155
Bouygues SA	12,353	703,259
Bureau Veritas SA	16,010	474,081
Caisse Regionale de Credit Agricole Mutuel Brie Picardie	658	20,830
Caisse Regionale de Credit Agricole Mutuel Nord de France	660	18,992
Canal & SA	31,859	83,962
Capgemini SE	7,588	878,661
Carmila SA REIT (a)	2,974	57,019
Carrefour SA	27,670	507,073
Christian Dior SE	200	101,624
Cie de L'Odet SE	21	31,358
Cie de Saint-Gobain SA	22,143	1,787,452
Cie des Alpes	1,431	38,912
Cie Generale des Etablissements Michelin SCA	30,408	1,022,704
Clariane SE (a)	7,298	29,969
Coface SA	4,657	80,058
Covivio SA REIT	2,553	150,755
Credit Agricole SA	48,942	898,308
Danone SA	28,569	2,272,603
Dassault Aviation SA	819	301,214
Dassault Systemes SE	32,147	639,677
DBV Technologies SA (a)	8,510	35,544
Derichebourg SA	3,825	35,940
Edenred SE	10,594	208,241
Eiffage SA	4,420	667,911
Elior Group SA (b)	6,646	18,684
Elis SA	7,878	220,390
Emeis SA (a)	3,771	56,658
Engie SA	82,507	2,634,239
Eramet SA (d)	503	29,268
EssilorLuxottica SA	13,911	3,180,005
Eurazeo SE	1,717	79,924
See accompanying notes to financial statements.
82

STATE STREET SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Eutelsat Communications SACA (a)	12,619	$29,734
Exail Technologies SA (a) (d)	441	60,466
Exosens SAS	1,344	94,772
FDJ UNITED (d)	5,289	153,447
Fnac Darty SA	554	22,501
Forvia SE (a) (e)	6,651	74,227
Forvia SE (a) (d) (e)	801	8,902
Gaztransport Et Technigaz SA	1,680	393,333
Gecina SA REIT	2,134	166,706
Getlink SE	14,061	300,854
Hermes International SCA	1,569	2,908,753
ICADE REIT	1,319	29,422
ID Logistics Group SACA (a)	129	47,340
Imerys SA	1,448	35,703
Interparfums SA	1,016	26,737
Inventiva SACA (a) (b)	8,106	44,364
Ipsen SA	1,583	292,559
IPSOS SA	1,716	66,512
JCDecaux SE	3,419	72,800
Kaufman & Broad SA	554	18,064
Kering SA	3,153	932,199
Klepierre SA REIT	9,927	370,816
Lagardere SA	769	15,949
Lectra	1,319	25,380
Legrand SA	11,632	1,765,095
LISI SA	1,085	65,507
L'Oreal SA	10,716	4,313,415
LVMH Moet Hennessy Louis Vuitton SE	11,150	5,949,459
Manitou BF SA	423	9,426
Medincell SA (a)	1,307	33,944
Mercialys SA REIT	4,486	60,061
Mersen SA	822	21,026
Metropole Television SA	2,227	29,508
Nanobiotix SA (a)	1,320	39,315
Neurones	378	15,483
Nexans SA	1,694	224,265
Nexity SA (a)	1,749	15,991
Opmobility	2,655	45,825
Orange SA	88,102	1,794,209
OVH Groupe SA (a) (d)	1,896	19,923
Pernod Ricard SA	8,739	646,636
Peugeot Invest SA	158	11,214
Planisware SA	1,033	17,115
Publicis Groupe SA	10,531	859,560
Quadient SA	1,457	18,097
Remy Cointreau SA	965	40,895
Renault SA	9,379	313,604
Rexel SA	10,410	399,174
Robertet SA	44	40,811
Rubis SCA	3,568	141,667
Safran SA	16,483	5,306,284
Sartorius Stedim Biotech	1,256	240,518
SCOR SE	7,182	252,887
SEB SA	1,305	65,859
Security Description	Shares	Value
Societe BIC SA	708	$43,806
Societe Generale SA	34,033	2,421,784
Societe LDC SADIR	314	35,926
Sodexo SA (d)	3,891	197,710
SOITEC (a)	1,234	73,423
Sopra Steria Group	730	100,680
SPIE SA	7,561	373,213
Stef SA	132	17,886
Sword Group (d)	292	10,413
Technip Energies NV	5,840	246,141
Teleperformance SE	2,498	144,716
Television Francaise 1 SA	4,394	35,110
Thales SA	4,275	1,241,757
Thermador Groupe	371	30,265
Tikehau Capital SCA (d)	1,861	34,608
TotalEnergies SE	97,652	9,103,558
Trigano SA	376	60,868
Ubisoft Entertainment SA (a)	4,376	19,336
Unibail-Rodamco-Westfield REIT (a)	4,956	541,908
Valeo SE	9,553	113,702
Vallourec SACA	7,527	188,629
Valneva SE (a)	7,192	23,368
Veolia Environnement SA	30,017	1,129,565
Verallia SA (b) (d)	1,243	25,035
Vetoquinol SA	142	12,876
Vicat SACA	783	56,205
Vinci SA	25,877	3,826,816
Virbac SACA	200	81,691
Viridien (a)	288	44,764
Vivendi SE (a)	31,859	65,157
Voltalia SA (a)	1,726	13,841
Vusion (d)	394	49,709
Wavestone	384	20,308
Wendel SE	1,212	107,458
Worldline SA (a) (b) (d)	79,289	23,424
		87,401,890
GABON — 0.0% *
BW Energy Ltd. (a)	2,016	12,832
GEORGIA — 0.1%
Georgia Capital PLC (a)	1,524	72,952
Lion Finance Group PLC	1,589	194,455
TBC Bank Group PLC	2,069	111,318
		378,725
GERMANY — 12.9%
1&1 AG	968	26,322
Adesso SE	124	8,258
adidas AG	8,083	1,272,653
ADLER Group SA (a) (b)	3,835	722
Adtran Networks SE	803	21,095
AIXTRON SE	4,890	184,240
Allianz SE	16,978	7,028,644
Alzchem Group AG	300	58,762
Amadeus Fire AG	242	6,817
Aroundtown SA (a)	29,889	78,243
See accompanying notes to financial statements.
83

STATE STREET SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Atoss Software SE	414	$36,253
Aumovio SE (a)	2,469	95,073
Aurubis AG	1,173	202,730
Auto1 Group SE (a)	6,251	107,892
BASF SE	39,598	2,390,740
Basler AG (a)	636	9,160
Bayer AG	43,579	1,977,588
Bayerische Motoren Werke AG	12,504	1,123,754
Bayerische Motoren Werke AG Preference Shares	2,406	215,815
Bechtle AG	3,684	123,776
Beiersdorf AG	3,962	349,589
Bilfinger SE	1,478	166,889
Borussia Dortmund GmbH & Co. KGaA	3,067	10,725
Brenntag SE	5,027	331,772
CANCOM SE	1,023	28,466
Carl Zeiss Meditec AG	1,615	45,031
Cewe Stiftung & Co. KGaA	242	26,071
Commerzbank AG	30,608	1,085,857
Continental AG	4,947	339,716
CTS Eventim AG & Co. KGaA	2,654	151,857
Daimler Truck Holding AG	23,746	1,134,625
Dermapharm Holding SE	805	39,234
Deutsche Bank AG	84,824	2,454,594
Deutsche Beteiligungs AG	519	15,039
Deutsche Boerse AG	8,273	2,393,523
Deutsche EuroShop AG	641	15,030
Deutsche Lufthansa AG	27,618	228,987
Deutsche Pfandbriefbank AG (b)	5,822	19,816
Deutsche Post AG	42,001	2,165,611
Deutsche Telekom AG	156,764	5,770,919
Deutsche Wohnen SE	2,227	48,702
Deutz AG	6,526	63,462
DMG Mori AG	390	21,524
Douglas AG (a)	1,193	13,718
Dr. Ing hc F Porsche AG Preference Shares	4,953	221,026
Draegerwerk AG & Co. KGaA Preference Shares	372	38,961
Duerr AG	2,121	45,846
DWS Group GmbH & Co. KGaA (b)	1,331	83,350
E.ON SE	99,589	2,175,592
Eckert & Ziegler SE	1,918	32,309
Elmos Semiconductor SE	372	61,635
EnBW Energie Baden-Wuerttemberg AG	914	73,296
Energiekontor AG	291	12,775
Evonik Industries AG	11,238	216,886
Evotec SE (a)	6,641	32,826
Fielmann Group AG	1,048	52,587
flatexDEGIRO SE	4,090	138,547
Fraport AG Frankfurt Airport Services Worldwide (a)	1,595	136,362
Freenet AG	5,292	161,094
Fresenius Medical Care AG	8,388	372,766
Security Description	Shares	Value
Fresenius SE & Co. KGaA	18,228	$930,822
Friedrich Vorwerk Group SE	277	22,341
FUCHS SE	1,432	48,921
FUCHS SE Preference Shares	3,027	126,255
GEA Group AG	6,457	455,313
Gerresheimer AG	1,432	32,372
GFT Technologies SE	660	13,354
Grand City Properties SA	3,331	34,580
Grenke AG	1,201	17,380
Hamborner REIT AG	3,073	15,615
Hannover Rueck SE	2,710	836,195
Hapag-Lloyd AG (b)	286	39,774
Heidelberg Materials AG	5,664	1,163,923
Heidelberger Druckmaschinen AG (a)	10,196	15,766
Hella GmbH & Co. KGaA	910	77,065
HelloFresh SE (a)	7,042	31,465
Henkel AG & Co. KGaA	4,481	319,074
Henkel AG & Co. KGaA Preference Shares	6,804	519,763
Hensoldt AG	2,655	231,267
HOCHTIEF AG	765	337,412
Hornbach Holding AG & Co. KGaA	384	35,661
HUGO BOSS AG	2,100	88,873
Hypoport SE (a)	239	19,524
Indus Holding AG	793	24,213
Infineon Technologies AG	57,953	2,537,391
Instone Real Estate Group SE (b)	2,103	18,609
IONOS Group SE (a)	2,340	66,999
Jenoptik AG	2,229	72,425
JOST Werke SE (b)	534	30,702
Jungheinrich AG Preference Shares	2,015	60,178
K&S AG	7,433	139,598
KION Group AG	3,184	163,106
Kloeckner & Co. SE	3,194	44,898
Knorr-Bremse AG	3,028	338,943
Krones AG	596	79,109
KSB SE & Co. KGaA Preference Shares	32	33,700
KWS Saat SE & Co. KGaA	413	35,832
Lanxess AG	3,977	85,460
LEG Immobilien SE	3,288	212,531
LPKF Laser & Electronics SE (a)	948	6,914
Medios AG (a)	769	10,632
Mercedes-Benz Group AG	31,944	1,928,260
Merck KGaA	5,800	719,065
MLP SE	1,985	15,964
Montana Aerospace AG (a) (b)	1,217	39,151
MTU Aero Engines AG	2,385	851,879
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	5,807	3,609,031
Mutares SE & Co. KGaA	541	17,765
Nagarro SE	373	20,320
Nemetschek SE	2,863	210,130
Nordex SE (a)	5,330	279,671
See accompanying notes to financial statements.
84

STATE STREET SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Norma Group Se (a)	1,476	$28,265
Ottobock SE & Co. KGaA (a)	509	30,379
Patrizia SE	1,961	15,681
Pfeiffer Vacuum Technology AG	146	27,756
PNE AG	1,829	17,786
Porsche Automobil Holding SE Preference Shares	6,848	245,072
ProSiebenSat.1 Media SE	2,544	11,408
Puma SE	4,631	115,841
PVA TePla AG (a)	772	26,187
Rational AG	221	158,384
RENK Group AG	3,825	223,179
Rheinmetall AG	2,046	3,405,266
RWE AG	29,993	1,993,301
SAF-Holland SE	1,832	34,660
Salzgitter AG	1,346	56,606
SAP SE	45,591	7,716,649
Sartorius AG	125	24,283
Sartorius AG Preference Shares	1,139	278,088
Schaeffler AG	8,440	68,607
Schott Pharma AG & Co. KGaA	1,473	22,946
Scout24 SE (b)	3,421	260,151
Secunet Security Networks AG	107	21,772
SFC Energy AG Class BR (a)	784	12,647
SGL Carbon SE (a)	2,248	8,457
Siemens AG	33,558	7,953,498
Siemens Energy AG	34,441	5,644,895
Siemens Healthineers AG (b)	16,829	703,870
Siltronic AG	823	49,499
Sixt SE	537	39,753
Sixt SE Preference Shares	687	42,823
SMA Solar Technology AG (a)	948	50,311
Softwareone Holding AG	2,264	19,610
Softwareone Holding AG	5,259	45,350
Springer Nature AG & Co. KGaA	1,308	27,188
Stabilus SE	1,063	19,327
STO SE & Co. KGaA Preference Shares	119	14,863
STRATEC SE	268	5,280
Stroeer SE & Co. KGaA	1,442	50,592
Suedzucker AG	2,493	37,342
SUSS MicroTec SE	824	46,578
Symrise AG	5,990	505,479
TAG Immobilien AG	8,219	127,276
Talanx AG	2,705	329,124
TeamViewer SE (a) (b)	6,206	31,133
thyssenkrupp AG	21,838	186,348
Thyssenkrupp Nucera AG & Co. KGaA (a) (b) (d)	937	8,831
Tkms AG& Co. KGaA (a)	1,058	95,816
Tonies SE Class A (a)	3,148	36,924
Traton SE	2,894	102,768
TUI AG	20,475	155,986
United Internet AG	3,594	113,960
Verbio SE (a)	822	43,378
Volkswagen AG	1,276	130,040
Security Description	Shares	Value
Volkswagen AG Preference Shares	9,140	$909,888
Vonovia SE	32,188	799,596
Vossloh AG	464	36,354
Wacker Chemie AG	901	87,307
Wacker Neuson SE	1,313	27,352
Washtec AG	513	26,599
Westwing Group SE (a)	198	3,103
Wuestenrot & Wuerttembergische AG	901	14,139
Zalando SE (a) (b)	10,591	250,771
		86,386,665
GREECE — 0.0% *
Okeanis Eco Tankers Corp. (b)	884	45,648
HONG KONG — 0.2%
Prudential PLC	113,359	1,551,669
IRELAND — 0.5%
AIB Group PLC	95,681	993,846
Bank of Ireland Group PLC	40,039	712,062
C&C Group PLC	16,778	24,780
Cairn Homes PLC	29,238	70,745
COSMO Pharmaceuticals NV	382	39,410
Glanbia PLC	9,138	178,463
Glenveagh Properties PLC (a) (b)	26,070	58,153
Greencore Group PLC	26,279	84,036
Irish Residential Properties REIT PLC	25,804	30,088
Kerry Group PLC Class A	7,303	575,553
Kingspan Group PLC	6,982	580,020
Permanent TSB Group Holdings PLC (a)	7,789	26,206
		3,373,362
ISRAEL — 0.0% *
Energean PLC	7,042	80,233
Plus500 Ltd.	3,322	178,208
		258,441
ITALY — 5.2%
A2A SpA	71,475	199,954
ACEA SpA	1,869	48,022
AMCO - Asset Management Co. SpA Class B (a) (c) (d)	88	—
Amplifon SpA (d)	5,722	61,960
Ariston Holding NV	4,886	20,683
Arnoldo Mondadori Editore SpA (d)	6,624	15,203
Ascopiave SpA	2,809	10,972
Avio SpA (d)	1,606	61,249
Azimut Holding SpA (d)	5,051	188,269
Banca Generali SpA	2,527	148,201
Banca IFIS SpA (d)	1,677	40,538
Banca Mediolanum SpA (d)	10,075	200,593
Banca Monte dei Paschi di Siena SpA	97,209	831,855
Banca Popolare di Sondrio SpA	3,913	72,182
See accompanying notes to financial statements.
85

STATE STREET SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Banco BPM SpA	49,924	$682,216
Banco di Desio e della Brianza SpA	1,860	18,431
BasicNet SpA	1,071	7,848
BF SpA	5,325	25,830
BFF Bank SpA (a) (b)	7,958	13,204
BPER Banca SpA	63,367	812,982
Brembo NV (d)	6,734	62,964
Brunello Cucinelli SpA (d)	1,525	131,045
Carel Industries SpA (b)	2,278	57,875
Cembre SpA	159	12,164
CIR SpA-Compagnie Industriali (a)	18,238	14,226
Coca-Cola HBC AG Class DI	9,541	534,219
Credito Emiliano SpA	3,194	53,435
d'Amico International Shipping SA	1,847	15,918
Danieli & C Officine Meccaniche SpA (e)	1,584	77,238
Danieli & C Officine Meccaniche SpA (e)	529	35,778
Davide Campari-Milano NV (d)	26,862	189,726
De' Longhi SpA (d)	3,068	105,978
DiaSorin SpA	921	63,649
doValue SpA (a) (b)	4,681	10,744
El.En. SpA (d)	1,707	24,172
Enav SpA (b)	10,867	64,733
Enel SpA	345,276	3,729,628
Eni SpA	86,159	2,466,919
Equita Group SpA	1,577	10,321
ERG SpA	2,399	60,700
Esprinet SpA (d)	1,310	7,441
Eurogroup Laminations SpA	3,712	4,529
Ferrari NV (d)	5,350	1,781,474
Ferretti SpA	6,371	29,289
Fila SpA (d)	1,167	12,371
Fincantieri SpA (a) (d)	3,837	57,827
Fine Foods & Pharmaceuticals NTM	420	4,065
FinecoBank Banca Fineco SpA	27,512	600,227
Garofalo Health Care SpA	1,205	6,401
Generali	48,616	1,933,090
GVS SpA (a) (b) (d)	2,655	10,875
Hera SpA	36,101	165,218
Immobiliare Grande Distribuzione SIIQ SpA REIT	1,994	9,087
Industrie De Nora SpA	1,317	8,467
Infrastrutture Wireless Italiane SpA (b) (d)	12,852	101,509
Intercos SpA (d)	2,579	36,847
Interpump Group SpA (d)	3,685	137,566
Intesa Sanpaolo SpA	679,980	4,043,503
Iren SpA	30,763	86,415
Italgas SpA	28,660	331,211
Italmobiliare SpA (d)	670	20,342
Iveco Group NV (d)	9,038	199,316
Juventus Football Club SpA (a) (d)	3,202	7,408
Leonardo SpA	17,881	1,195,768
Lottomatica Group SpA	10,297	293,758
Security Description	Shares	Value
LU-VE SpA	283	$12,831
Maire SpA	6,907	105,845
MARR SpA (d)	1,442	12,528
MFE-MediaForEurope NV Class A	7,276	21,663
MFE-MediaForEurope NV Class A	8,204	23,802
MFE-MediaForEurope NV Class B (d)	3,287	12,543
Moltiply Group SpA	627	22,829
Moncler SpA	9,944	588,914
NewPrinces SpA (a)	832	19,940
Nexi SpA (b) (d)	31,406	115,071
OVS SpA (b)	8,726	44,761
Pharmanutra SpA	130	11,788
Philogen SpA (a) (b)	408	10,671
Piaggio & C SpA (d)	7,696	13,594
Pirelli & C SpA (b)	20,236	137,657
Poste Italiane SpA (b)	21,038	488,193
Prysmian SpA	13,130	1,494,382
RAI Way SpA (b)	4,101	27,737
Recordati Industria Chimica e Farmaceutica SpA (d)	5,033	284,384
Reply SpA	1,025	95,366
Revo Insurance SpA	688	18,748
Ryanair Holdings PLC	13,250	364,415
Ryanair Holdings PLC ADR	12,155	702,559
Sabaf SpA	283	4,549
Safilo Group SpA (a)	9,927	19,399
Saipem SpA (d)	60,081	270,948
Salvatore Ferragamo SpA (a)	3,069	24,381
Sanlorenzo SpA (d)	762	27,042
Seco SpA (a) (d)	3,154	8,867
Sesa SpA (d)	371	33,834
Snam SpA	93,270	704,330
SOL SpA (d)	1,581	107,294
Tamburi Investment Partners SpA	4,661	41,674
Technogym SpA (b)	4,619	92,284
Technoprobe SpA (a)	8,437	138,817
Telecom Italia SpA (a) (e)	487,128	336,312
Telecom Italia SpA (a) (e)	259,099	210,228
Terna - Rete Elettrica Nazionale	63,263	719,003
TXT e-solutions SpA (d)	372	12,687
UniCredit SpA	67,317	4,720,462
Unipol Assicurazioni SpA	17,541	401,082
Webuild SpA (d)	22,112	57,630
Wiit SpA (d)	422	12,715
Wizz Air Holdings PLC (a) (b) (d)	3,765	42,177
Zignago Vetro SpA (d)	1,573	12,614
		34,894,178
JERSEY — 0.0% *
JTC PLC (b)	7,156	122,676
LIECHTENSTEIN — 0.0% *
Liechtensteinische Landesbank AG	545	67,078
LUXEMBOURG — 0.3%
Aperam SA (d)	1,866	73,014
See accompanying notes to financial statements.
86

STATE STREET SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
ArcelorMittal SA	19,455	$982,720
Brederode SA	530	62,044
CVC Capital Partners PLC (b) (d)	11,869	152,481
Eurofins Scientific SE (d)	5,238	378,167
Reinet Investments SCA	4,606	146,474
RTL Group SA	1,567	65,810
SES SA	16,160	113,859
		1,974,569
MEXICO — 0.1%
Fresnillo PLC	8,379	365,072
MONACO — 0.0% *
Societe des Bains de Mer et du Cercle des Etrangers a Monaco	253	37,021
NETHERLANDS — 6.6%
Aalberts NV (d)	3,804	130,086
ABN AMRO Bank NV Dutch Certificate	27,626	862,929
Adyen NV (a) (b)	1,397	1,369,145
Akzo Nobel NV	7,669	434,742
Alfen NV (a) (b) (d)	917	9,636
AMG Critical Materials NV	1,433	56,170
Arcadis NV (d)	3,325	105,048
Argenx SE (a)	2,747	1,964,890
ASM International NV	2,187	1,605,151
ASML Holding NV	17,316	22,329,710
ASR Nederland NV	6,602	450,172
Basic-Fit NV (a) (b)	2,272	77,068
BE Semiconductor Industries NV (d)	3,264	672,992
Corbion NV (d)	2,512	54,297
CTP NV (b)	6,090	101,043
Eurocommercial Properties NV REIT	2,467	74,189
Euronext NV (b)	3,532	563,635
EXOR NV	4,212	318,604
Flow Traders Ltd. (a)	1,344	42,895
Fugro NV (d)	4,509	54,966
Havas NV	1,723	29,759
Heineken Holding NV (d)	5,436	384,257
Heineken NV	12,949	989,185
IMCD NV (d)	2,448	252,442
ING Groep NV	129,772	3,305,212
Koninklijke Ahold Delhaize NV	39,786	1,846,951
Koninklijke BAM Groep NV	12,606	125,130
Koninklijke Heijmans NV Dutch Certificate (d)	1,055	93,113
Koninklijke KPN NV	169,455	937,767
Koninklijke Philips NV	35,060	942,846
Koninklijke Vopak NV	2,677	144,660
Magnum Ice Cream Co. NV (a) (d)	22,675	331,608
NN Group NV (d)	11,794	911,281
OCI NV (a)	6,071	23,993
Onward Medical NV (a)	638	2,437
Pharming Group NV (a)	26,905	44,454
PostNL NV (d)	17,481	21,713
Security Description	Shares	Value
Randstad NV (d)	4,746	$121,999
Redcare Pharmacy NV (a) (b) (d)	773	33,168
SBM Offshore NV	6,119	244,082
TKH Group NV Dutch Certificate	1,733	73,361
TomTom NV (a)	2,936	14,573
Universal Music Group NV (e)	49,373	946,325
Van Lanschot Kempen NV Dutch Certificate	1,604	104,974
Wolters Kluwer NV	10,304	767,186
		43,969,844
NIGERIA — 0.0% *
Airtel Africa PLC (b)	35,450	161,093
NORWAY — 1.6%
2020 Bulkers Ltd.	944	13,306
ABG Sundal Collier Holding ASA	18,532	15,258
ABL Group ASA	2,528	2,946
AF Gruppen ASA	2,382	41,571
Agilyx ASA (a)	1,734	2,759
Akastor ASA	6,072	9,550
Aker ASA Class A	1,097	120,501
Aker BioMarine ASA (a)	681	7,369
Aker BP ASA	13,749	509,680
Aker Solutions ASA	12,314	58,581
AKVA Group ASA	394	4,308
Appear ASA (a)	1,258	7,852
Archer Ltd.	3,379	9,401
ArcticZymes Technologies ASA (a)	2,242	4,488
Arendals Fossekompani ASA	539	8,853
Austevoll Seafood ASA	3,866	41,038
AutoStore Holdings Ltd. (a) (b)	44,542	42,960
Axactor ASA (a)	7,011	4,765
B2 Impact ASA	12,445	29,832
BEWi ASA (a)	1,864	2,671
Bluenord ASA	861	49,763
Bonheur ASA	920	22,620
Borregaard ASA	4,099	73,556
Bouvet ASA	3,861	20,017
BW Offshore Ltd.	3,986	21,197
Cloudberry Clean Energy ASA (a)	6,864	9,330
Dellia Group ASA	200	7,997
DNB Bank ASA (e)	37,830	1,169,742
DNB Bank ASA (a) (e)	894	1,226
DNB Bank ASA (a) (e)	67	91
DNO ASA	42,835	96,391
DOF Group ASA	6,618	94,437
Elkem ASA (b)	13,100	38,032
Elliptic Laboratories ASA (a)	3,338	949
Elmera Group ASA (b)	4,798	17,338
Elopak ASA	6,671	24,826
Endur ASA (a)	1,721	18,374
Entra ASA (b)	2,937	31,598
Equinor ASA	37,368	1,612,728
Europris ASA (b)	7,171	67,212
Frontline PLC	6,500	226,811
Gjensidige Forsikring ASA	8,337	215,680
See accompanying notes to financial statements.
87

STATE STREET SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Grieg Seafood ASA (a)	2,624	$20,554
Hexagon Composites ASA (a)	4,764	4,920
Hoegh Autoliners ASA	5,271	75,161
Integrated Wind Solutions ASA	1,183	7,007
Kid ASA (b)	1,710	22,119
Kitron ASA	8,869	85,130
Klaveness Combination Carriers ASA (b)	1,051	10,175
Komplett ASA (a)	1,052	953
Kongsberg Gruppen ASA	19,718	835,504
Leroy Seafood Group ASA	12,161	61,423
LINK Mobility Group Holding ASA (a)	8,353	18,994
Magnora ASA	1,832	4,457
Medistim ASA	659	14,275
Moreld AS	8,029	14,358
Mowi ASA	20,207	455,547
MPC Container Ships ASA	18,492	43,416
Multiconsult ASA (b)	919	15,378
NEL ASA (a)	70,868	15,365
Norbit ASA	2,186	42,773
Norconsult Norge AS	13,744	57,990
Nordic Mining ASA (a)	2,243	2,717
Nordic Semiconductor ASA (a)	8,083	126,959
Norsk Hydro ASA	57,430	604,312
Norske Skog ASA (a) (b)	3,420	13,517
Norwegian Air Shuttle ASA	35,709	52,129
NRC Group ASA (a)	1,704	1,328
Nykode Therapeutics ASA	8,493	2,834
Odfjell Drilling Ltd.	6,060	63,207
Odfjell SE Class A	1,078	13,125
Odfjell SE Class B	279	3,334
OKEA ASA (a)	1,303	5,571
Orkla ASA	33,866	423,110
Otello Corp. ASA (a)	2,794	5,106
Panoro Energy ASA	5,584	19,834
Pareto Bank ASA	1,749	15,334
Pexip Holding ASA	3,860	24,133
PhotoCure ASA (a)	1,054	6,416
Polaris Media ASA	516	3,231
poLight ASA (a) (b)	1,759	957
Protector Forsikring ASA	2,578	123,594
Public Property Invest AS	14,868	32,969
Rana Gruber ASA	1,161	9,356
Rogaland Sparebank	902	13,764
Salmar ASA	3,293	191,002
Salmon Evolution ASA (a)	13,367	6,614
SATS ASA	9,245	40,573
Selvaag Bolig ASA	1,867	6,325
Sentia AS (a)	1,686	12,448
Smartoptics Group ASA	2,151	9,628
Solstad Maritime ASA	4,770	14,078
Solstad Offshore ASA	2,110	14,903
SpareBank 1 Helgeland	522	8,846
SpareBank 1 Nord Norge	4,356	69,627
Sparebank 1 Oestlandet	2,199	44,766
Security Description	Shares	Value
Sparebank 1 Ostfold Akershus	198	$9,024
SpareBank 1 Ringerike Hadeland	148	6,804
SpareBank 1 SMN	6,136	130,173
SpareBank 1 Sor-Norge ASA	10,871	234,920
Sparebanken More	1,748	21,074
Sparebanken Norge	6,072	124,370
Sparebanken Ost	646	5,120
Stolt-Nielsen Ltd.	1,048	35,880
Storebrand ASA	19,732	353,075
StrongPoint ASA (a)	2,544	2,742
Telenor ASA	28,826	503,962
TGS ASA	8,106	109,845
Thor Medical ASA (a)	2,434	1,147
TOMRA Systems ASA	10,330	122,484
Var Energi ASA	39,687	205,912
Veidekke ASA	4,665	90,226
Vend Marketplaces ASA Class B	7,983	196,359
Vow ASA (a)	6,255	1,509
Wallenius Wilhelmsen ASA	4,401	55,030
Wilh Wilhelmsen Holding ASA Class A	699	52,025
Wilh Wilhelmsen Holding ASA Class B	332	21,881
Zalaris ASA	636	6,399
Zaptec ASA (a)	2,807	8,155
		10,846,866
PERU — 0.0% *
Hochschild Mining PLC	14,558	114,610
POLAND — 1.1%
11 bit studios SA (a)	111	3,900
AB SA	543	17,566
AC SA (a)	257	1,537
Agora SA	1,484	3,224
Alior Bank SA	3,835	113,824
Allegro.eu SA (a) (b)	37,834	267,514
Ambra SA	410	2,035
Amica SA	159	2,188
Apator SA	1,167	6,981
Archicom SA	394	4,830
Arctic Paper SA (a)	648	1,356
Asseco Business Solutions SA	1,109	24,036
Asseco Poland SA	2,395	108,827
Asseco South Eastern Europe SA	1,167	19,032
Atal SA	272	4,100
Auto Partner SA	2,807	13,553
Bank Handlowy w Warszawie SA	1,436	42,525
Bank Millennium SA (a)	26,066	114,247
Bank Ochrony Srodowiska SA (a)	1,466	3,964
Bank Polska Kasa Opieki SA	8,017	467,724
Benefit Systems SA (a)	116	108,593
Bioton SA (a)	1,603	1,858
BNPP Bank Polska SA	1,361	52,935
Boryszew SA	3,301	4,259
Budimex SA	543	96,276
Bumech SA (a)	377	2,275
See accompanying notes to financial statements.
88

STATE STREET SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Captor Therapeutics SA (a)	107	$2,296
CD Projekt SA	3,287	208,609
Celon Pharma SA (a)	654	3,470
CI Games SA (a)	3,342	2,609
Cognor Holding SA (a)	4,992	6,106
Comp SA (a)	581	8,353
Creotech Instruments SA (a)	89	16,902
Cyber Folks SA	389	17,968
Cyfrowy Polsat SA (a)	10,848	34,045
Datawalk SA (a)	125	4,728
Develia SA	17,746	42,175
Diagnostyka SA	794	36,505
Dino Polska SA (a) (b)	21,290	190,625
Dom Development SA	375	22,632
Echo Investment SA	7,809	11,018
Enea SA	12,449	82,146
Energa SA (a)	3,034	15,267
Enter Air SA	381	5,437
Erbud SA	158	1,134
Eurocash SA (a)	3,421	5,253
Fabryki Mebli Forte SA (a)	638	3,542
Ferro SA	783	5,776
Firma Oponiarska Debica SA	107	2,371
Globe Trade Centre SA (a)	8,071	5,434
Grupa Azoty SA (a)	2,010	10,174
Grupa Kety SA	465	122,859
Grupa Pracuj SA	659	7,044
ING Bank Slaski SA	1,434	156,168
InPost SA (a)	12,014	208,745
Inter Cars SA	390	69,463
Jastrzebska Spolka Weglowa SA (a)	2,263	20,918
KGHM Polska Miedz SA (a)	5,991	430,517
KRUK SA	773	93,078
LPP SA	57	340,956
Lubawa SA (a)	4,684	10,918
Lubelski Wegiel Bogdanka SA (a)	424	3,873
Mabion SA (a)	383	916
Mangata Holding SA	116	2,085
mBank SA (a)	596	172,579
Medicalgorithmics SA (a)	125	934
Mennica Polska SA	1,038	12,752
Mirbud SA	1,466	4,381
MLP Group SA (a)	263	6,321
Mo-BRUK SA	67	6,110
Modivo SA (a)	2,155	54,337
Murapol SA	1,087	11,255
Neuca SA	75	13,479
Newag SA	936	26,613
Oponeo.pl SA	17	392
Orange Polska SA	27,775	105,459
ORLEN SA	25,767	928,512
PCC Rokita SA	125	2,213
PCF Group SA (a)	291	261
Pepco Group NV	6,899	49,392
Security Description	Shares	Value
PGE Polska Grupa Energetyczna SA (a)	36,953	$104,375
PKP Cargo SA (a)	1,313	4,857
PlayWay SA	13	860
Polenergia SA (a)	796	10,719
Polimex-Mostostal SA (a)	2,906	5,979
Powszechna Kasa Oszczednosci Bank Polski SA	38,685	901,323
Powszechny Zaklad Ubezpieczen SA	25,538	438,826
Poznanska Korporacja Budowlana Pekabex SA	410	1,144
Rainbow Tours SA	595	20,716
Ryvu Therapeutics SA (a)	390	2,364
Sanok Rubber Co. SA	1,049	5,825
Santander Bank Polska SA	1,748	273,356
Selvita SA (a)	386	3,634
Shoper SA	261	2,821
Sniezka SA	239	5,154
Stalexport Autostrady SA	4,125	3,159
Synektik SA	127	9,988
Synthaverse SA (a)	1,200	1,197
Tauron Polska Energia SA (a)	44,824	123,421
TEN Square Games SA	139	3,710
Text SA	637	6,418
Torpol SA	388	6,661
Toya SA (a)	1,058	2,412
Vercom SA Class D	378	11,802
Vigo Photonics SA (a)	8	1,058
Voxel SA	164	4,601
VRG SA (a)	7,796	9,703
Warsaw Stock Exchange	1,185	22,727
Wawel SA	3	668
Wielton SA (a)	1,048	1,560
Wirtualna Polska Holding SA	783	12,224
XTB SA (b)	3,553	90,234
Zabka Group SA (a)	23,967	142,077
Zespol Elektrocieplowni Wroclawskich Kogeneracja SA (a)	270	4,997
Zespol Elektrowni Patnow Adamow Konin SA (a)	1,062	5,110
		7,341,944
PORTUGAL — 0.3%
Altri SGPS SA (d)	3,601	20,310
Banco Comercial Portugues SA Class R	408,207	391,320
Corticeira Amorim SGPS SA	1,604	11,994
CTT-Correios de Portugal SA	2,833	19,683
EDP SA	134,460	701,035
Galp Energia SGPS SA	18,480	447,359
Ibersol SGPS SA	503	6,259
Jeronimo Martins SGPS SA	12,464	295,263
Mota-Engil SGPS SA (d)	3,024	15,428
Navigator Co. SA (d)	9,418	36,504
NOS SGPS SA	7,432	46,583
See accompanying notes to financial statements.
89

STATE STREET SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Novabase SGPS SA	1,629	$16,892
Pharol SGPS SA (a)	20,352	1,740
REN - Redes Energeticas Nacionais SGPS SA	15,071	64,858
Semapa-Sociedade de Investimento e Gestao	507	12,968
Sonae SGPS SA	40,642	89,628
		2,177,824
SINGAPORE — 0.2%
BW LPG Ltd. (b)	4,159	73,095
Hafnia Ltd.	13,362	102,304
STMicroelectronics NV (d)	29,758	980,613
		1,156,012
SOUTH AFRICA — 0.4%
Anglo American PLC	49,591	2,078,927
Pan African Resources PLC	74,375	136,721
Scatec ASA (a) (b)	6,432	86,236
		2,301,884
SOUTH KOREA — 0.0% *
Delivery Hero SE (a) (b)	9,518	169,435
SPAIN — 5.3%
Acciona SA	1,081	277,504
ACS Actividades de Construccion y Servicios SA	9,157	1,105,713
Aena SME SA (b)	32,545	956,958
Almirall SA (d)	3,520	49,318
Amadeus IT Group SA	19,978	1,120,548
AmRest Holdings SE	3,075	9,436
Atalaya Mining Copper SA	4,918	45,981
Atresmedia Corp. de Medios de Comunicacion SA (d)	3,424	18,917
Banco Bilbao Vizcaya Argentaria SA	254,830	5,358,475
Banco de Sabadell SA	222,483	780,057
Banco Santander SA	655,555	7,168,085
Bankinter SA (d)	28,979	446,586
Befesa SA (b)	1,581	52,973
CaixaBank SA	156,649	1,834,691
Cellnex Telecom SA (a) (b)	21,832	697,543
CIE Automotive SA (d)	2,241	69,329
Cirsa Enterprises SA (a)	1,451	22,770
Colonial SFL Socimi SA REIT	12,828	75,158
Construcciones y Auxiliar de Ferrocarriles SA	902	60,486
Corp. ACCIONA Energias Renovables SA	1,175	28,539
Corp. Financiera Alba SA (a) (c)	1,216	953
Distribuidora Internacional de Alimentacion SA (a)	583	27,104
Ebro Foods SA	2,245	48,630
EDP Renovaveis SA (d)	13,661	215,483
eDreams ODIGEO SA (a) (d)	3,870	13,689
Elecnor SA	1,747	67,633
Enagas SA	10,338	204,162
Security Description	Shares	Value
Ence Energia y Celulosa SA (a) (d)	6,124	$16,173
Endesa SA	14,279	593,598
Ercros SA (a)	3,159	12,430
Faes Farma SA	14,156	75,926
Fluidra SA	4,127	94,009
Fomento de Construcciones y Contratas SA	3,094	37,503
Gestamp Automocion SA (b)	6,115	20,714
Global Dominion Access SA (b) (d)	3,970	14,066
Grenergy Renovables SA (a)	636	82,953
Grifols SA (d)	11,722	120,961
Grifols SA Class B, Preference Shares	11,262	88,108
HBX Group International PLC (a)	3,242	23,981
Iberdrola SA	276,910	6,299,754
Indra Sistemas SA (d)	3,853	209,718
Industria de Diseno Textil SA	49,327	2,798,534
Laboratorios Farmaceuticos Rovi SA	708	65,872
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	28,709	38,966
Logista Integral SA	2,810	104,448
Mapfre SA	42,704	187,662
Melia Hotels International SA	5,325	58,716
Merlin Properties Socimi SA REIT	17,016	272,913
Naturgy Energy Group SA (d)	12,100	361,088
Neinor Homes SA (b)	2,407	45,816
Obrascon Huarte Lain SA (a)	27,505	13,294
Parques Reunidos Servicios Centrales SAU (a) (c)	1,617	—
Pharma Mar SA (a)	541	54,480
Prosegur Cia de Seguridad SA	3,708	11,044
Puig Brands SA Class B (d)	5,973	116,239
Redeia Corp. SA	18,200	305,324
Repsol SA	48,993	1,391,486
Sacyr SA	24,400	118,134
Solaria Energia y Medio Ambiente SA (a)	3,473	94,838
Tecnicas Reunidas SA (a)	2,443	85,740
Telefonica SA	164,917	721,116
Tubacex SA (d)	4,401	14,350
Unicaja Banco SA (b)	48,505	140,948
Vidrala SA	1,125	99,420
Viscofan SA (d)	1,855	128,667
		35,675,710
SWEDEN — 5.8%
AAK AB (d)	7,965	202,673
AcadeMedia AB (b)	3,572	37,646
Acast AB (a)	5,223	14,283
AddLife AB Class B (d)	5,013	73,409
Addnode Group AB	5,949	41,341
AddTech AB Class B	11,679	389,371
AFRY AB (d)	4,682	62,566
Alfa Laval AB	12,881	686,626
Alimak Group AB (b)	2,889	32,450
See accompanying notes to financial statements.
90

STATE STREET SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Alleima AB (d)	9,140	$70,952
Alligo AB Class B	1,051	13,967
Ambea AB (b)	3,339	46,477
Apotea AB (a) (d)	2,629	17,408
AQ Group AB	2,515	49,053
Arjo AB Class B	8,857	23,225
Asker Healthcare Group AB (a) (d)	10,201	74,101
Asmodee Group AB Class B (a) (d)	8,022	89,548
Assa Abloy AB Class B	43,963	1,552,463
Atea ASA	3,563	51,721
Atlas Copco AB Class A	114,379	1,958,896
Atlas Copco AB Class B	70,196	1,067,355
Atrium Ljungberg AB Class B	11,153	34,198
Attendo AB (b)	5,010	53,223
Avanza Bank Holding AB (d)	5,671	214,726
Axfood AB (d)	5,040	170,200
Beijer Alma AB	1,961	49,199
Beijer Ref AB Class B (d)	17,345	234,514
Bergman & Beving AB (d)	1,056	29,930
Betsson AB Class B (d)	5,291	55,652
BHG Group AB (a)	4,082	9,958
BICO Group AB (a) (d)	1,734	3,038
Bilia AB Class A	3,068	40,064
Billerud Aktiebolag	9,414	71,942
BioArctic AB (a) (b)	1,840	61,808
BioGaia AB Class B (d)	4,682	58,683
BioInvent International AB (a)	1,608	3,756
Boliden AB (a)	12,803	652,766
Bonava AB Class B (a)	9,806	9,604
BoneSupport Holding AB (a) (b)	2,889	59,107
Boozt AB (a) (b) (d)	1,696	16,717
Bravida Holding AB (b) (d)	8,748	90,361
Brinova Fastigheter AB (a)	7,116	10,084
BTS Group AB Class B	643	9,990
Bufab AB	5,910	64,868
Bulten AB	555	2,511
Bure Equity AB (d)	2,359	53,885
Byggmax Group AB	2,397	13,688
Camurus AB (a)	1,783	87,407
Carasent AB (a)	2,655	6,396
Castellum AB (d)	17,327	197,984
Catella AB	1,711	3,691
Catena AB (d)	2,026	93,407
Cellavision AB (d)	548	8,836
Cibus Nordic Real Estate AB publ (d)	3,909	58,289
Cint Group AB (a)	8,069	3,217
Clas Ohlson AB Class B	1,829	71,461
Cloetta AB Class B	8,861	49,345
Coor Service Management Holding AB (b)	4,123	25,622
Corem Property Group AB Class B (d)	23,015	8,060
Corem Property Group AB Class D	266	6,422
CTT Systems AB	380	5,202
Security Description	Shares	Value
Dios Fastigheter AB	5,054	$33,291
Dometic Group AB (b) (d)	13,483	36,261
Duni AB	1,440	14,481
Dustin Group AB (a) (b)	13,747	1,980
Dynavox Group AB (a) (d)	4,234	38,890
Eastnine AB	2,088	9,765
Elanders AB Class B	652	3,042
Electrolux AB Class B (a) (d)	10,208	62,708
Electrolux Professional AB Class B (d)	9,796	51,827
Elekta AB Class B	16,030	92,886
Embracer Group AB (a)	6,712	33,851
Enea AB (a)	656	3,863
Engcon AB (d)	1,745	11,852
Eolus AB Class B	1,050	4,045
Ependion AB	806	7,784
Epiroc AB Class A	27,880	670,496
Epiroc AB Class B	17,581	369,475
EQT AB	38,782	1,166,361
Essity AB Class A	1,329	33,831
Essity AB Class B (d)	26,535	676,589
Evolution AB (b)	6,182	379,762
Fabege AB (d)	10,340	82,221
Fagerhult Group AB	3,836	10,993
Fasadgruppen Group AB (a)	1,696	3,454
Fasadgruppen Group AB (a)	1,195	2,416
Fastighets AB Balder Class B (a) (d)	31,990	185,165
Fastighets AB Trianon (a)	2,492	4,682
Fastighetsbolaget Emilshus AB Class B (a)	2,526	13,523
FastPartner AB Class A	2,105	9,446
FM Mattsson AB	954	8,913
Getinge AB Class B	9,541	188,842
Granges AB	4,497	69,818
Green Landscaping Group AB (a) (b)	1,180	5,302
Gruvaktiebolaget Viscaria (a)	11,461	18,383
H & M Hennes & Mauritz AB Class B (d)	20,616	379,047
Hacksaw AB (a) (d)	7,480	46,711
Hansa Biopharma AB (a)	1,469	4,916
Hanza AB	1,084	16,682
Heba Fastighets AB Class B	2,949	8,606
Hemnet Group AB (d)	3,942	44,111
Hexagon AB Class B	95,416	901,851
Hexatronic Group AB (a) (d)	7,283	24,251
Hexpol AB	11,238	84,525
HMS Networks AB (a) (d)	1,452	64,078
Hoist Finance AB (b)	1,783	27,701
Holmen AB Class B (d)	3,244	114,760
Hufvudstaden AB Class A	3,073	38,549
Humana AB	1,442	7,266
Humble Group AB (a)	16,259	12,459
Husqvarna AB Class A	1,072	4,147
Husqvarna AB Class B	15,180	59,007
See accompanying notes to financial statements.
91

STATE STREET SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Industrivarden AB Class A	6,331	$309,165
Industrivarden AB Class C (d)	7,448	361,992
Indutrade AB (d)	12,047	271,133
Instalco AB	9,668	31,624
Intea Fastigheter AB (d)	7,805	57,393
Intrum AB (a)	4,098	15,482
Investment AB Latour Class B	6,509	137,406
Investment AB Oresund	1,482	23,180
Investor AB Class A	23,524	866,755
Investor AB Class B	81,484	3,030,550
INVISIO AB	1,584	43,149
Inwido AB (d)	2,510	38,916
ITAB Shop Concept AB (a)	6,054	8,668
JM AB (d)	3,030	38,041
John Mattson Fastighetsforetagen AB (a)	1,320	8,120
Karnell Group AB (a)	1,208	7,773
Karnov Group AB (a) (d)	3,261	24,373
K-fast Holding AB (a)	2,627	2,774
Kinnevik AB Class B (a)	10,605	55,862
Klarabo Sverige AB Class B (a)	4,220	6,441
KNOW IT AB	908	10,180
L E Lundbergforetagen AB Class B	3,207	179,097
Lagercrantz Group AB Class B	9,036	188,664
Lifco AB Class B	10,207	301,938
Lime Technologies AB	387	8,409
Lindab International AB (d)	3,420	54,749
Logistea AB Class B	12,400	17,000
Loomis AB	3,288	147,794
Maha Capital AB (a)	3,711	5,781
Medcap AB (a)	632	31,015
Medicover AB Class B (d)	3,070	60,651
MEKO AB	1,830	13,159
Midsona AB Class B	2,012	2,651
Mildef Group AB (d)	1,688	24,524
MIPS AB (d)	1,031	24,871
Modern Times Group MTG AB Class B (a)	4,657	44,926
Momentum Group AB	1,563	20,148
Morrow Bank AB (a)	8,965	11,905
Munters Group AB (b) (d)	6,083	105,872
Mycronic AB	6,846	156,665
NCAB Group AB (a) (d)	8,728	51,262
NCC AB Class B	3,724	80,842
Nederman Holding AB	812	11,831
Neobo Fastigheter AB (a)	6,915	12,427
New Wave Group AB Class B (d)	3,738	37,767
Nibe Industrier AB Class B	63,819	258,525
Nivika Fastigheter AB Class B	1,309	5,517
NOBA Bank Group AB (a) (d)	8,283	70,785
Nobia AB (a) (d)	18,920	3,899
Nolato AB Class B	8,333	41,760
Nordnet AB publ	7,712	246,914
Norion Bank AB (a)	4,514	26,536
Note AB	802	14,194
NP3 Fastigheter AB (d)	1,604	41,252
Security Description	Shares	Value
Nyfosa AB (d)	7,158	$49,104
OEM International AB Class B	4,837	65,500
Orron Energy AB (a) (d)	8,070	6,133
Ovzon AB (a)	4,260	24,148
Pandox AB (d)	5,069	95,460
Peab AB Class B	8,895	89,825
Platzer Fastigheter Holding AB Class B	3,713	26,309
PowerCell Sweden AB (a) (d)	1,319	2,636
Prisma Properties AB (a)	4,782	11,922
Proact IT Group AB	925	9,564
Ratos AB Class B	9,127	30,870
RaySearch Laboratories AB (d)	1,087	21,840
Rejlers AB	673	11,120
Roko AB (a)	358	56,746
Rusta AB	2,135	20,899
Rvrc Holding AB	3,949	27,152
Saab AB Class B (d)	14,980	970,860
Sagax AB Class A	242	4,407
Sagax AB Class B	9,789	178,799
Sagax AB Class D	4,393	15,518
Samhallsbyggnadsbolaget i Norden AB (a) (d)	52,726	20,567
Samhallsbyggnadsbolaget i Norden AB Class D (a)	6,472	5,649
Sandvik AB	47,312	1,775,023
Scandi Standard AB	996	15,453
Scandic Hotels Group AB (b)	7,497	66,933
Sdiptech AB Class B (a)	1,477	31,133
Sectra AB Class B	6,614	157,049
Securitas AB Class B	22,498	372,674
Sedana Medical AB (a)	3,466	3,355
Sivers Semiconductors AB (a)	4,260	4,789
Skandinaviska Enskilda Banken AB Class A (d)	70,578	1,276,535
Skandinaviska Enskilda Banken AB Class C	660	12,318
Skanska AB Class B (d)	15,771	418,187
SKF AB Class A	556	13,190
SKF AB Class B	15,162	356,837
SkiStar AB	1,829	31,276
Smartcraft Group AB (a)	3,874	6,995
SSAB AB Class A	9,552	73,859
SSAB AB Class B (d)	27,782	214,236
Stendorren Fastigheter AB (a)	533	10,435
Stenhus Fastigheter I Norden AB	7,796	9,477
Stillfront Group AB (a)	18,265	7,278
Storskogen Group AB Class B	69,146	63,018
Sveafastigheter AB (a)	3,425	12,641
Svedbergs Group AB	1,604	11,500
Svenska Cellulosa AB SCA Class A	917	10,512
Svenska Cellulosa AB SCA Class B (d)	24,475	279,531
Svenska Handelsbanken AB Class A (d)	68,991	891,153
See accompanying notes to financial statements.
92

STATE STREET SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Svenska Handelsbanken AB Class B (d)	1,565	$34,401
Sweco AB Class B	9,355	130,314
Swedbank AB Class A (d)	40,655	1,360,964
Swedish Logistic Property AB Class B (a)	7,018	26,632
Swedish Orphan Biovitrum AB (a)	10,488	431,796
SynAct Pharma AB (a)	1,051	2,017
Synsam AB	4,164	30,029
Systemair AB	4,233	31,504
Tele2 AB Class B	24,927	509,203
Telefonaktiebolaget LM Ericsson Class A	2,545	28,212
Telefonaktiebolaget LM Ericsson Class B (d)	129,397	1,443,895
Telia Co. AB	103,999	526,641
TF Bank AB (d)	759	13,157
Thule Group AB (b)	4,780	101,960
Trelleborg AB Class B	8,954	327,847
Troax Group AB (d)	1,696	17,145
Truecaller AB Class B (d)	10,466	11,953
VBG Group AB Class B (d)	783	28,653
Vestum AB (a)	11,386	11,187
Viaplay Group AB (a) (d)	30,178	4,012
Vicore Pharma Holding AB (a) (d)	2,524	2,650
Vimian Group AB (a) (d)	9,760	28,687
Vitec Software Group AB Class B	1,564	39,107
Vitrolife AB (d)	3,172	31,383
VNV Global AB (a)	4,214	8,095
Volati AB	955	8,030
Volvo AB Class A	8,366	267,501
Volvo AB Class B (d)	70,516	2,261,397
Volvo Car AB Class B (a) (d)	28,707	63,072
Wallenstam AB Class B (d)	21,970	94,141
Wihlborgs Fastigheter AB	11,899	107,483
XANO Industri AB Class B (a)	808	4,775
Xvivo Perfusion AB (a) (d)	1,200	28,847
Yubico AB (a)	2,793	10,215
		38,949,834
SWITZERLAND — 7.3%
ABB Ltd.	70,317	5,534,002
Accelleron Industries AG	4,241	376,045
Adecco Group AG (d)	7,568	178,852
Allreal Holding AG	689	192,925
ALSO Holding AG (d)	267	46,519
Arbonia AG (d)	2,229	12,358
Aryzta AG (a)	1,099	84,865
Ascom Holding AG	1,447	9,454
Autoneum Holding AG (d)	134	19,244
Avolta AG	4,454	261,958
Bachem Holding AG (d)	1,352	109,112
Banque Cantonale de Geneve	1,086	46,492
Banque Cantonale Vaudoise (d)	1,299	208,538
Barry Callebaut AG (d)	157	270,605
Basellandschaftliche Kantonalbank	26	36,239
Security Description	Shares	Value
Basilea Pharmaceutica Ag Allschwil (a)	543	$36,761
Belimo Holding AG	444	351,144
Bell Food Group AG	113	28,477
Berner Kantonalbank AG	197	98,065
BKW AG	901	175,143
Bossard Holding AG Class A (d)	245	43,966
Bucher Industries AG (d)	294	127,142
Burckhardt Compression Holding AG	137	80,473
Burkhalter Holding AG	383	76,357
Bystronic AG	68	17,687
Cembra Money Bank AG (d)	1,313	161,031
Cham Swiss Properties AG	993	31,265
Chocoladefabriken Lindt & Spruengli AG (e)	46	642,872
Chocoladefabriken Lindt & Spruengli AG (e)	5	710,597
Cicor Technologies Ltd. (a)	90	13,104
Cie Financiere Richemont SA Class A	23,958	4,130,895
Cie Financiere Tradition SA Class BR	109	35,675
Clariant AG	10,059	96,766
Comet Holding AG (d)	327	100,597
Daetwyler Holding AG Class BR, Bearer Shares	371	65,100
DKSH Holding AG	1,614	116,297
DocMorris AG (a) (d)	1,614	9,661
dormakaba Holding AG	1,300	82,185
Dottikon Es Holding AG (a) (d)	141	60,274
DSM-Firmenich AG	7,505	531,288
EFG International AG (d)	5,475	114,603
Emmi AG	115	121,505
EMS-Chemie Holding AG (d)	304	235,505
Fenix Outdoor International AG	159	7,477
Flughafen Zurich AG	859	265,114
Forbo Holding AG (d)	51	46,713
Fundamenta Real Estate AG	1,191	27,494
Galderma Group AG	6,897	1,316,657
Galenica AG (b)	2,232	252,352
Geberit AG	1,522	1,008,795
Georg Fischer AG (d)	3,482	175,064
Givaudan SA	343	1,145,681
Helvetia Baloise Holding AG	3,396	868,071
Huber & Suhner AG	733	160,183
Idorsia Ltd. (a)	5,423	23,418
Implenia AG (a)	730	56,416
Inficon Holding AG	739	91,415
International Workplace Group PLC	36,896	85,097
Interroll Holding AG	36	65,768
Intershop Holding AG	262	54,907
Julius Baer Group Ltd.	9,302	673,268
Jungfraubahn Holding AG	252	82,949
Kardex Holding AG	261	76,655
Komax Holding AG (a) (d)	158	9,871
See accompanying notes to financial statements.
93

STATE STREET SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Kongsberg Automotive ASA (a)	34,779	$6,905
Kuehne & Nagel International AG (d)	2,393	536,940
Kuros Biosciences AG (a) (d)	1,388	38,451
Landis & Gyr Group AG	1,073	67,434
LEM Holding SA (a) (d)	24	8,617
Logitech International SA	6,537	588,660
Lonza Group AG	3,113	1,955,625
Luzerner Kantonalbank AG	814	106,973
Medacta Group SA (b)	255	47,474
Medmix AG (b) (d)	1,037	11,137
Mobilezone Holding AG	1,829	34,689
Mobimo Holding AG	324	153,019
OC Oerlikon Corp. AG Pfaeffikon (d)	8,601	33,246
Partners Group Holding AG (d)	1,001	1,054,130
Plazza AG Class A	67	37,855
PSP Swiss Property AG	2,095	413,238
R&S Group Holding AG	1,409	35,946
Rieter Holding AG (d)	3,380	12,724
Romande Energie Holding SA	555	33,982
Sandoz Group AG	19,511	1,499,109
Schindler Holding AG (e)	1,832	593,682
Schindler Holding AG (e)	932	288,803
Schweiter Technologies AG	50	17,921
Schweizerische Nationalbank	3	12,507
Sensirion Holding AG (a) (b)	504	37,194
SFS Group AG	818	120,122
SGS SA	7,490	783,908
Siegfried Holding AG	1,786	166,698
SIG Group AG (d)	13,868	204,512
Sika AG	7,115	1,150,194
SKAN Group AG	536	28,182
SMG Swiss Marketplace Group AG (a) (b) (d)	815	27,790
Sonova Holding AG	2,199	489,853
St. Galler Kantonalbank AG	128	106,089
Stadler Rail AG (d)	2,493	62,608
Straumann Holding AG (d)	5,242	534,931
Sulzer AG (d)	797	163,258
Sunrise Communications AG Class A	2,934	172,779
Swatch Group AG (d)	1,775	76,783
Swatch Group AG Class BR, Bearer Shares	1,308	282,419
Swiss Life Holding AG	1,270	1,366,805
Swiss Prime Site AG	3,634	610,528
Swisscom AG	1,141	947,106
Swissquote Group Holding SA	542	262,248
Tecan Group AG (d)	555	92,137
Temenos AG	2,351	201,439
Thurgauer Kantonalbank	148	34,534
TORM PLC Class A	2,454	69,491
TX Group AG	133	21,980
UBS Group AG	137,974	5,276,512
Valiant Holding AG	673	148,076
Security Description	Shares	Value
VAT Group AG (b)	1,194	$718,881
Vaudoise Assurances Holding SA	45	45,025
Vetropack Holding AG	636	17,967
Vontobel Holding AG	1,202	102,766
VZ Holding AG	729	136,809
Walliser Kantonalbank	210	40,508
Ypsomed Holding AG (d)	200	68,695
Zehnder Group AG	395	32,591
Zug Estates Holding AG Class B	14	42,163
Zuger Kantonalbank Class BR	7	89,291
Zurich Insurance Group AG	6,527	4,560,087
		49,057,034
TANZANIA, UNITED REPUBLIC OF — 0.0% *
Helios Towers PLC (a)	49,009	116,331
UKRAINE — 0.0% *
Ferrexpo PLC (a)	12,559	7,991
UNITED KINGDOM — 16.8%
3i Group PLC	42,953	1,380,934
4imprint Group PLC	1,203	53,461
Aberdeen Group PLC	84,957	212,638
Admiral Group PLC	11,985	497,845
AG Barr PLC	4,132	35,527
AJ Bell PLC	15,205	94,199
Allfunds Group PLC	11,740	115,316
AO World PLC (a)	20,910	23,879
Ashmore Group PLC	21,439	59,766
ASOS PLC (a) (d)	3,047	8,659
Associated British Foods PLC	13,298	329,064
Aston Martin Lagonda Global Holdings PLC (a) (b)	9,414	4,506
AstraZeneca PLC	69,198	13,404,824
Auction Technology Group PLC (a)	4,083	17,983
Autotrader Group PLC (b)	36,374	225,202
Aviva PLC	135,507	1,072,873
Avon Technologies PLC	1,203	26,302
B&M European Value Retail PLC (d)	42,517	94,473
Babcock International Group PLC	22,507	343,694
BAE Systems PLC	133,297	3,867,130
Balfour Beatty PLC	21,351	212,856
Baltic Classifieds Group PLC	21,787	52,577
Barclays PLC	613,390	3,150,171
Barratt Redrow PLC	65,247	223,965
Beazley PLC	26,333	439,622
Bellway PLC	5,450	132,527
Berkeley Group Holdings PLC (a)	4,199	190,259
Big Yellow Group PLC REIT	8,895	99,117
Bloomsbury Publishing PLC (d)	3,282	24,366
Bodycote PLC	8,223	66,201
Breedon Group PLC	12,443	48,898
Bridgepoint Group PLC (b)	30,346	91,960
British American Tobacco PLC	97,090	5,596,301
British Land Co. PLC REIT	45,494	213,215
BT Group PLC	280,788	779,429
Bunzl PLC	14,497	431,284
See accompanying notes to financial statements.
94

STATE STREET SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Burberry Group PLC (a)	16,636	$238,684
Bytes Technology Group PLC	5,888	21,461
Capita PLC (a)	4,820	16,907
Capricorn Energy PLC (a)	3,571	14,386
Centrica PLC	205,345	575,425
Ceres Power Holdings PLC (a)	5,043	21,068
Chemring Group PLC	12,161	81,466
Chesnara PLC	10,317	40,883
Clarkson PLC	1,438	87,419
Close Brothers Group PLC (a)	6,518	34,433
Coats Group PLC	89,296	94,439
Compass Group PLC	79,235	2,178,557
Computacenter PLC	2,803	110,520
Convatec Group PLC (b)	92,540	262,858
Cranswick PLC	2,486	171,454
Crest Nicholson Holdings PLC (d)	10,999	14,620
Croda International PLC	5,951	220,909
Currys PLC	50,390	82,596
CVS Group PLC	3,435	50,642
DCC PLC	3,792	231,724
Derwent London PLC REIT	4,530	93,907
DFS Furniture PLC (a)	10,462	16,624
Diageo PLC	98,796	1,818,740
Diploma PLC	6,072	477,626
DiscoverIE Group PLC	4,121	29,237
Domino's Pizza Group PLC (d)	14,140	32,109
Dr. Martens PLC (d)	27,654	22,956
Drax Group PLC	15,484	180,808
Dunelm Group PLC	5,466	56,511
easyJet PLC (d)	18,300	83,763
Elementis PLC	25,001	49,321
Enity Holding AB (a)	1,039	9,263
EnQuest PLC	92,084	25,076
Entain PLC	26,308	194,624
Essentra PLC	12,448	14,839
Firstgroup PLC	26,726	58,575
Foresight Group Holdings Ltd.	3,881	18,015
Forterra PLC (b)	8,629	17,615
Frasers Group PLC (a) (d)	5,141	43,185
Future PLC	4,790	18,748
Galliford Try Holdings PLC	5,323	33,658
Games Workshop Group PLC	1,472	343,579
Gamma Communications PLC	4,192	39,249
GB Group PLC	9,797	25,968
Genuit Group PLC	10,857	41,019
Genus PLC	2,796	87,384
Goodwin PLC	134	19,791
Grafton Group PLC CDI	8,487	100,614
Grainger PLC REIT	28,708	61,329
Great Portland Estates PLC REIT	15,637	58,356
Greggs PLC	4,612	92,566
Gym Group PLC (a) (b)	7,133	16,461
Halfords Group PLC	10,754	18,294
Halma PLC	16,810	842,802
Hammerson PLC REIT	23,057	89,574
Harbour Energy PLC	26,202	103,589
Security Description	Shares	Value
Hays PLC	71,215	$31,291
Helical PLC REIT	4,401	10,179
Henry Boot PLC	4,746	11,391
Hikma Pharmaceuticals PLC	7,459	124,034
Hill & Smith PLC	3,435	95,351
Hilton Food Group PLC	3,864	26,038
Hiscox Ltd.	14,500	288,920
Hollywood Bowl Group PLC	7,274	22,590
Howden Joinery Group PLC	24,963	260,387
HSBC Holdings PLC	766,318	12,344,793
Hunting PLC	6,645	43,463
Ibstock PLC (b) (d)	17,615	23,461
ICG PLC	13,210	264,784
IG Group Holdings PLC	14,630	276,270
IMI PLC	11,672	389,414
Imperial Brands PLC	32,773	1,321,166
Inchcape PLC	16,363	161,834
Informa PLC	58,143	573,055
IntegraFin Holdings PLC	14,141	57,062
International Consolidated Airlines Group SA Class DI	104,517	482,117
International Personal Finance PLC	10,999	35,608
Intertek Group PLC	6,799	327,074
Investec PLC	23,954	181,316
IP Group PLC (a)	43,144	29,983
Ithaca Energy PLC	8,743	29,746
ITV PLC	160,696	159,038
J D Wetherspoon PLC (d)	4,395	32,340
J Sainsbury PLC	76,301	341,095
JD Sports Fashion PLC	113,836	106,072
Johnson Matthey PLC	7,356	184,016
Johnson Service Group PLC	17,733	29,839
Jupiter Fund Management PLC	19,687	43,251
Just Group PLC	44,510	128,543
Kainos Group PLC	4,678	45,033
Keller Group PLC	3,453	87,518
Kier Group PLC	17,878	44,935
Kingfisher PLC	78,666	294,405
Lancashire Holdings Ltd.	11,116	85,607
Land Securities Group PLC REIT	33,200	242,108
Legal & General Group PLC	242,195	786,639
Lloyds Banking Group PLC	2,616,029	3,185,504
London Stock Exchange Group PLC	21,995	2,570,985
LondonMetric Property PLC REIT	99,854	238,994
M&G PLC	96,017	344,400
Man Group PLC	54,395	180,474
Marks & Spencer Group PLC	93,606	418,702
Marshalls PLC	11,121	20,590
Marston's PLC (a)	26,460	18,214
Melrose Industries PLC	54,417	360,808
Mitchells & Butlers PLC (a)	11,390	38,301
Mitie Group PLC	58,142	129,575
MJ Gleeson PLC	2,362	8,348
Molten Ventures PLC (a)	8,210	49,564
See accompanying notes to financial statements.
95

STATE STREET SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
MONY Group PLC	23,024	$45,603
Moonpig Group PLC	16,370	45,225
Morgan Advanced Materials PLC	12,303	32,610
Morgan Sindall Group PLC	2,047	111,619
National Grid PLC	231,051	3,867,999
NatWest Group PLC	365,945	2,669,585
NCC Group PLC	12,579	19,209
Next PLC	5,472	914,618
Ninety One PLC	11,655	34,950
Ocado Group PLC (a) (d)	27,253	64,707
On the Beach Group PLC (b)	6,388	13,242
OSB Group PLC	15,920	109,167
OXB (a)	3,045	21,884
Oxford Instruments PLC	2,710	85,768
Oxford Nanopore Technologies PLC (a) (d)	28,832	42,127
Pagegroup PLC (d)	14,153	25,756
Paragon Banking Group PLC	8,894	84,328
Paratus Energy Services Ltd.	5,351	25,434
PayPoint PLC (d)	2,360	17,241
Pearson PLC	28,112	366,857
Pennon Group PLC	21,127	147,520
Persimmon PLC	14,605	205,789
Pets at Home Group PLC	21,563	51,524
Picton Property Income Ltd. REIT	21,831	22,138
Pinewood Technologies Group PLC (a) (d)	2,807	7,718
Playtech PLC	13,236	58,297
Premier Foods PLC	28,047	68,349
Primary Health Properties PLC REIT	118,453	141,911
PZ Cussons PLC	13,879	14,642
QinetiQ Group PLC	19,271	115,373
Quilter PLC (b)	57,945	133,415
Raspberry PI Holdings PLC (a) (d)	4,414	25,018
Rathbones Group PLC	2,765	72,559
Reach PLC	13,228	10,519
Reckitt Benckiser Group PLC	29,919	2,007,428
RELX PLC	81,795	2,670,688
Renishaw PLC	1,467	68,289
Rentokil Initial PLC	113,567	699,383
Rightmove PLC	34,816	196,916
Rolls-Royce Holdings PLC	376,202	5,615,822
Rotork PLC	38,463	158,554
RS Group PLC	20,607	152,177
Sabre Insurance Group PLC (b)	10,733	22,136
Safestore Holdings PLC REIT	9,683	81,019
Sage Group PLC	41,465	458,108
Savills PLC	6,205	67,424
Schroders PLC	43,887	332,485
Segro PLC REIT	55,592	471,964
Senior PLC	16,915	63,795
Serco Group PLC	44,597	167,609
Severn Trent PLC	11,941	486,570
Shaftesbury Capital PLC REIT	67,836	114,055
Smith & Nephew PLC	39,494	617,156
Security Description	Shares	Value
Smiths Group PLC	13,793	$414,705
Softcat PLC	5,988	95,941
Spirax Group PLC	3,296	290,124
Spire Healthcare Group PLC (b)	11,369	21,889
SSE PLC	54,176	1,853,916
SSP Group PLC	34,127	78,711
St. James's Place PLC	22,081	342,576
Standard Chartered PLC	81,044	1,661,870
Standard Life PLC	38,673	346,022
SThree PLC	5,426	10,661
Subsea 7 SA	10,466	322,760
Tate & Lyle PLC	17,960	85,735
Taylor Wimpey PLC	160,353	187,605
Telecom Plus PLC	3,420	58,269
Tesco PLC	285,368	1,780,344
THG PLC (a) (d)	31,324	12,012
TP ICAP Group PLC	33,877	121,289
Trainline PLC (a) (b)	20,246	60,605
Travis Perkins PLC	9,546	71,124
Tritax Big Box REIT PLC	102,907	191,749
Trustpilot Group PLC (a) (b)	14,811	37,695
TT Electronics PLC (a)	7,014	10,822
Unilever PLC	97,533	5,400,615
UNITE Group PLC REIT	19,025	114,152
United Utilities Group PLC	31,099	539,284
Vanquis Banking Group PLC (a)	10,593	15,701
Verisure PLC (a) (d)	13,723	140,708
Vesuvius PLC	8,314	43,548
Victrex PLC	3,720	27,962
Vistry Group PLC (a)	13,750	60,199
Vodafone Group PLC	851,150	1,271,692
Volution Group PLC	9,510	71,483
Watches of Switzerland Group PLC (a) (b)	10,868	63,718
Weir Group PLC	11,657	430,111
WH Smith PLC	5,844	44,235
Whitbread PLC	7,763	235,043
Wickes Group PLC	10,463	28,837
Wise PLC Class A (a)	37,718	449,140
Workspace Group PLC REIT	6,513	29,330
WPP PLC	49,199	151,492
XPS Pensions Group PLC	8,897	34,024
Zegona Communications PLC	8,044	173,965
Zigup PLC	10,603	53,482
		112,552,898
UNITED STATES — 13.0%
Acerinox SA	8,460	116,581
Aegon Ltd.	53,647	384,966
Alcon AG	22,168	1,634,840
AP Moller - Maersk AS Class A	121	293,479
AP Moller - Maersk AS Class B	154	381,236
BP PLC	736,068	5,885,065
Buzzi SpA (d)	3,473	172,389
Carnival PLC	6,087	151,307
Experian PLC	40,710	1,394,717
Ferrovial SE	21,762	1,389,611
See accompanying notes to financial statements.
96

STATE STREET SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
GSK PLC	181,731	$4,946,346
Haleon PLC	397,162	1,957,730
Holcim AG	23,485	1,897,388
HUUUGE, Inc. (a) (b)	1,241	7,656
InterContinental Hotels Group PLC	6,616	862,726
Nestle SA	114,962	11,219,364
Novartis AG	84,891	12,768,249
PolyPeptide Group AG (a) (b)	660	23,285
PureTech Health PLC (a)	10,603	15,101
Qiagen NV	9,450	378,314
RHI Magnesita NV	934	29,067
Roche Holding AG	31,347	12,276,649
Roche Holding AG Class BR, Bearer Shares	1,654	673,497
Sanofi SA	50,481	4,811,343
Schneider Electric SE	25,757	6,799,049
Shell PLC (e)	117,137	5,534,606
Shell PLC (e)	135,778	6,422,783
Signify NV (b)	5,690	118,402
Sinch AB (a) (b) (d)	31,459	81,403
Stellantis NV (e)	1,164	8,140
Stellantis NV (d) (e)	88,403	617,157
Sunbelt Rentals Holdings, Inc.	18,549	1,161,876
Swiss Re AG (d)	13,259	2,181,370
Tenaris SA	14,207	417,417
		87,013,109
TOTAL COMMON STOCKS (Cost $645,551,093)		665,999,041
PREFERRED STOCKS — 0.0% *
ITALY — 0.0% *
Edison SpA 3.96%	4,876	12,753
SWEDEN — 0.0% *
Corem Property Group AB Preference Shares 8.51%	421	10,386
TOTAL PREFERRED STOCKS (Cost $21,547)		23,139
RIGHTS — 0.0% *
ITALY — 0.0% *
Telecom Italia SpA (expiring 04/30/26) (a) (Cost $0)	881,162	18
WARRANTS — 0.0% *
DENMARK — 0.0% *
Atlantic Sapphire ASA (expiring 12/14/26) (a)	88	2
ITALY — 0.0% *
Fincantieri SpA (expiring 09/30/26) (a) (d)	972	1,444
Webuild SpA (expiring 08/02/30) (a) (c) (d)	775	—
		1,444
TOTAL WARRANTS (Cost $0)		1,446
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 2.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.64% (f) (g)	341,499	$341,499
State Street Navigator Securities Lending Portfolio II (h) (i)	19,424,964	19,424,964
TOTAL SHORT-TERM INVESTMENTS (Cost $19,766,463)		19,766,463
TOTAL INVESTMENTS — 102.2% (Cost $665,339,103)		685,790,107
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.2)%		(14,812,571)
NET ASSETS — 100.0%		$670,977,536

(a)	Non-income producing security.
(b)
Securities purchased pursuant to Rule 144A of the
Securities Act of 1933, as amended. These securities,
which represent 2.0% of net assets as of March 31, 2026,
may be resold in transactions exempt from registration,
normally to qualified institutional buyers.

(c)
Fair valued as determined in good faith by the Trust's
Oversight Committee in accordance with policy and
procedures approved by the Board of Trustees. Security
value is determined based on significant unobservable
inputs and is classified as Level 3. As of March 31, 2026,
total aggregate fair value of the securities is $953,
representing less than 0.05% of the Fund's net assets.

(d)	All or a portion of the shares of the security are on loan at March 31, 2026.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended March 31, 2026
are shown in the Affiliate Table below.

(g)	The rate shown is the annualized seven-day yield at March 31, 2026.
(h)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2026 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.

*	Amount is less than 0.05% of net assets.

Abbreviations:
ADR	American Depositary Receipt
CDI	CREST Depository Interest
REIT	Real Estate Investment Trust
See accompanying notes to financial statements.
97

STATE STREET SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$665,996,771	$1,317	$953	$665,999,041
Preferred Stocks	23,139	—	—	23,139
Rights	—	18	—	18
Warrants	1,444	2	—	1,446
Short-Term Investments	19,766,463	—	—	19,766,463
TOTAL INVESTMENTS	$685,787,817	$1,337	$953	$685,790,107
Sector Breakdown as of March 31, 2026

% of Net Assets
Financials	23.0%
Industrials	19.4
Health Care	12.9
Consumer Staples	8.2
Information Technology	7.3
Consumer Discretionary	7.1
Energy	6.0
Materials	5.6
Utilities	5.0
Communication Services	3.3
Real Estate	1.5
Short-Term Investments	2.9
Liabilities in Excess of Other Assets	(2.2)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/25	Value at 9/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/26	Value at 3/31/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	566,751	$566,751	$9,959,880	$10,185,132	$—	$—	341,499	$341,499	$6,271
State Street Navigator Securities Lending Portfolio II	9,156,450	9,156,450	70,102,853	59,834,339	—	—	19,424,964	19,424,964	54,690
Total		$9,723,201	$80,062,733	$70,019,471	$—	$—		$19,766,463	$60,961
See accompanying notes to financial statements.
98

STATE STREET SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.4%
AUSTRALIA — 1.9%
4DMedical Ltd. (a) (b)	12,466	$47,471
Alpha HPA Ltd. (a) (b)	96,563	35,713
AMP Ltd.	90,541	81,235
Anglogold Ashanti PLC	7,603	729,497
ANZ Group Holdings Ltd.	24,378	600,573
Arafura Rare Earths Ltd. (a)	153,298	29,398
Aristocrat Leisure Ltd.	7,752	240,673
AUB Group Ltd.	1,589	26,446
Aussie Broadband Ltd. (b)	12,760	41,774
Bellevue Gold Ltd. (a)	86,504	88,277
BHP Group Ltd.	41,102	1,418,517
Brambles Ltd.	67,514	1,045,032
Capricorn Metals Ltd.	3,807	28,682
Catalyst Metals Ltd. (a)	8,412	36,297
Catapult Sports Ltd. (a)	24,477	53,981
Centuria Capital Group REIT	41,968	45,559
Clarity Pharmaceuticals Ltd. (a)	3,040	6,454
Codan Ltd.	1,517	32,479
Coles Group Ltd.	30,853	464,042
Commonwealth Bank of Australia (b)	12,381	1,422,054
Computershare Ltd.	7,288	141,710
CSL Ltd.	10,497	1,012,123
Deep Yellow Ltd. (a) (b)	45,308	54,150
Deterra Royalties Ltd. (b)	11,283	31,065
Develop Global Ltd. (a)	7,176	20,691
DroneShield Ltd. (a) (b)	23,673	61,774
Electro Optic Systems Holdings Ltd. (a) (b)	3,857	21,160
Elevra Lithium Ltd. (a) (b)	4,659	26,676
Emerald Resources NL (a)	12,569	46,228
Endeavour Group Ltd. (b)	11,660	26,034
Evolution Mining Ltd.	28,431	245,742
Firefinch Ltd. (a) (b) (c)	22,838	313
Fortescue Ltd. (b)	48,444	673,872
Genesis Minerals Ltd. (a) (b)	47,960	193,474
Glencore PLC (a)	53,115	396,092
Harvey Norman Holdings Ltd. (b)	7,810	26,371
Helia Group Ltd.	11,733	42,269
HMC Capital Ltd. REIT (b)	21,052	33,739
Iluka Resources Ltd. (b)	11,283	51,003
Ingenia Communities Group REIT	19,326	52,681
Insurance Australia Group Ltd.	150,637	757,277
IperionX Ltd. (a) (b)	6,695	16,095
IREN Ltd. (a) (b)	4,177	143,188
Lendlease Corp. Ltd. Stapled Security (b)	79,637	179,448
Leo Lithium Ltd. (a) (b) (c)	18,882	698
Liontown Ltd. (a)	20,508	23,878
Lynas Rare Earths Ltd. (a)	7,069	91,796
Macquarie Group Ltd.	13,905	1,923,088
Mader Group Ltd. (b)	6,744	36,351
Megaport Ltd. (a) (b)	12,820	63,658
Security Description	Shares	Value
Mesoblast Ltd. (a) (b)	26,389	$39,039
Metcash Ltd.	15,304	31,026
Mineral Resources Ltd. (a)	1,008	37,011
Nanosonics Ltd. (a) (b)	20,680	53,114
National Australia Bank Ltd. (b)	30,066	853,341
National Storage REIT	19,536	37,063
Netwealth Group Ltd.	1,721	25,437
Neuren Pharmaceuticals Ltd. (a) (b)	4,830	39,068
nib holdings Ltd. (b)	6,789	29,573
Northern Star Resources Ltd.	19,038	265,477
Nufarm Ltd. (a) (b)	2,288	3,197
Objective Corp. Ltd. (b)	6,478	52,088
Ora Banda Mining Ltd. (a)	53,664	42,819
Origin Energy Ltd.	50,187	425,539
Orora Ltd. (b)	5,597	7,226
Paladin Energy Ltd. (a) (b) (d)	3,717	28,131
Paladin Energy Ltd. (a) (b) (d)	6,176	49,211
Pantoro Gold Ltd. (a)	5,644	12,834
Perseus Mining Ltd.	18,800	66,312
PLS Group Ltd. (a) (b)	24,419	85,630
PolyNovo Ltd. (a) (b)	98,961	63,373
Pro Medicus Ltd. (b)	4,173	334,110
QBE Insurance Group Ltd.	23,689	344,448
Ramelius Resources Ltd.	40,898	102,800
Region Group REIT	1,006,023	1,564,087
Regis Resources Ltd.	6,492	29,568
Resolute Mining Ltd. (a)	13,327	12,733
Rio Tinto Ltd. (b)	1,606	177,565
Rio Tinto PLC	21,430	1,962,355
Santos Ltd.	42,276	230,480
Scentre Group REIT	70,502	160,312
Sigma Healthcare Ltd. (b)	72,746	132,033
Silex Systems Ltd. (a)	11,933	43,235
SiteMinder Ltd. (a) (b)	20,494	40,144
Sonic Healthcare Ltd. (b)	37,384	523,608
South32 Ltd. (b)	20,690	61,252
Suncorp Group Ltd.	42,097	465,641
Superloop Ltd. (a)	20,076	44,688
Telix Pharmaceuticals Ltd. (a) (b)	12,863	120,343
Telstra Group Ltd.	55,165	201,381
Temple & Webster Group Ltd. (a)	11,591	56,365
Transurban Group Stapled Security	69,620	668,035
Treasury Wine Estates Ltd. (b)	11,240	28,561
Tuas Ltd. (a)	5,504	22,957
Vault Minerals Ltd.	33,046	94,380
Vicinity Ltd. REIT (b)	274,690	440,236
Vulcan Energy Resources Ltd. (a)	13,525	29,550
WA1 Resources Ltd. (a)	3,273	31,294
Wesfarmers Ltd.	30,853	1,540,677
Westgold Resources Ltd.	25,205	101,678
Westpac Banking Corp. (b)	47,899	1,294,854
Woodside Energy Group Ltd. (b)	26,446	634,856
Woolworths Group Ltd.	11,660	290,768
See accompanying notes to financial statements.
99

STATE STREET SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Zip Co. Ltd. (a) (b)	81,826	$86,866
		26,985,167
AUSTRIA — 0.1%
DO & Co. AG	2,951	550,823
Kontron AG	1,882	40,918
OMV AG	6,362	463,275
		1,055,016
BAHAMAS — 0.0% *
OneSpaWorld Holdings Ltd.	5,587	128,222
BELGIUM — 0.2%
Anheuser-Busch InBev SA	12,006	826,125
Cenergy Holdings SA	836	18,224
KBC Group NV	3,426	412,507
Liberty Global Ltd. Class C (a)	16,124	189,135
Solvay SA (b)	4,547	138,625
Syensqo SA (b)	4,547	259,228
UCB SA	5,164	1,538,065
Viohalco SA	684	9,962
		3,391,871
BRAZIL — 0.8%
Afya Ltd. Class A	1,015	15,093
Ambev SA ADR (b)	102,689	299,852
Banco Bradesco SA ADR	145,639	531,582
Banco BTG Pactual SA	1,367	14,736
Braskem SA Preference Shares (a)	14,938	26,890
Brava Energia (a)	10,851	42,744
Cia de Ferro Ligas da Bahia FERBASA Preference Shares	6,804	10,697
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	6,316	191,394
Cia de Saneamento de Minas Gerais Copasa MG	6,773	74,838
Cia De Sanena Do Parana	9,900	84,422
Cia Energetica de Minas Gerais ADR	22,729	54,322
Cia Siderurgica Nacional SA ADR (a) (b)	50,479	62,594
Cosan SA (a)	13,763	14,180
Cury Construtora e Incorporadora SA	7,136	48,348
Cyrela Brazil Realty SA Empreendimentos e Participacoes	7,008	36,664
Direcional Engenharia SA	12,890	32,830
Embraer SA	14,444	212,845
ERO Copper Corp. (a) (b)	792	21,038
Gerdau SA ADR	57,379	207,138
Iguatemi SA	24,686	132,082
Inter & Co., Inc. Class A	1,015	8,079
Itau Unibanco Holding SA ADR	111,282	932,543
Karoon Energy Ltd. (b)	12,531	17,680
MBRF Global Foods Co. SA	3,705	15,354
MercadoLibre, Inc. (a)	666	1,151,527
Security Description	Shares	Value
Minerva SA	23,592	$19,201
NU Holdings Ltd. Class A (a)	38,302	550,400
Orizon Valorizacao de Residuos SA (a)	14,766	201,811
Pagseguro Digital Ltd. Class A	1,528	15,311
Petroleo Brasileiro SA - Petrobras ADR (d)	63,697	1,194,319
Petroleo Brasileiro SA - Petrobras ADR (d)	25,992	539,334
Petroreconcavo SA	8,877	23,850
Pluxee NV (b)	9,103	110,234
PRIO SA (a)	77,124	977,868
Sigma Lithium Corp. (a)	7,897	97,449
StoneCo Ltd. Class A (a)	4,584	64,726
TOTVS SA	2,050	13,717
Tres Tentos Agroindustrial SA	6,760	20,713
Vale SA ADR	78,782	1,253,422
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	5,200	3,704
VTEX Class A (a) (b)	16,239	64,956
Wheaton Precious Metals Corp.	9,389	1,228,499
Yara International ASA	5,713	330,782
		10,949,768
BURKINA FASO — 0.0% *
IAMGOLD Corp. (a) (b)	6,484	121,545
CANADA — 3.2%
Advantage Energy Ltd. (a) (b)	2,354	18,943
Agnico Eagle Mines Ltd. (b)	4,610	932,769
Alamos Gold, Inc. Class A	1,171	51,932
Algonquin Power & Utilities Corp. (b)	16,608	101,394
Allied Gold Corp. (a)	465	14,368
Altius Minerals Corp.	509	17,846
AtkinsRealis Group, Inc. (b)	8,350	535,506
Aurinia Pharmaceuticals, Inc. (a)	9,382	139,041
B2Gold Corp. (b)	14,120	63,945
Bank of Montreal	8,347	1,126,969
Bank of Nova Scotia	10,184	703,988
Barrick Mining Corp. (b)	13,474	548,885
Birchcliff Energy Ltd. (b)	5,193	28,429
Bitfarms Ltd. (a) (b)	33,794	66,108
BlackBerry Ltd. (a) (b)	7,259	23,459
Bombardier, Inc. Class B (a) (b)	1,975	348,171
Brookfield Asset Management Ltd. Class A (b)	8,194	363,154
Brookfield Corp. (b)	48,270	1,949,754
Brookfield Wealth Solutions Ltd.	418	17,297
BTQ Technologies Corp. (a) (b)	4,815	12,766
Cameco Corp.	13,604	1,474,697
Canada Goose Holdings, Inc. (a) (b)	2,228	24,395
Canadian Imperial Bank of Commerce	7,221	682,180
Canadian National Railway Co.	14,616	1,499,566
Canadian Natural Resources Ltd. (b)	29,149	1,417,399
See accompanying notes to financial statements.
100

STATE STREET SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Canadian Pacific Kansas City Ltd. (b)	15,374	$1,205,970
Canadian Tire Corp. Ltd. Class A (b)	3,675	492,651
Celestica, Inc. (a)	1,131	318,030
Cenovus Energy, Inc. (b)	23,280	615,884
CES Energy Solutions Corp. (b)	2,025	26,714
Champion Iron Ltd. (b)	7,881	28,500
Collective Mining Ltd. (a)	4,919	86,110
Cronos Group, Inc. (a) (b)	2,934	7,400
Defi Technologies, Inc. (a) (b)	30,307	17,156
Denison Mines Corp. (a) (b)	31,131	109,975
Discovery Silver Corp. (a) (b)	21,128	135,348
Docebo, Inc. (a)	1,439	25,139
DPM Metals, Inc. (b)	3,140	110,205
D-Wave Quantum, Inc. (a) (b)	4,945	71,356
Enbridge, Inc. (b)	20,004	1,080,937
Endeavour Silver Corp. (a)	8,555	79,570
Enerflex Ltd. (b)	1,825	38,055
EQB, Inc. (b)	416	33,231
Equinox Gold Corp.	19,505	280,789
First Majestic Silver Corp. (b) (d)	19,256	411,461
First Majestic Silver Corp. (d)	10,917	234,497
Fortuna Mining Corp. (a) (b)	6,816	67,547
G Mining Ventures Corp. (a)	1,830	64,018
George Weston Ltd.	3,033	213,596
Headwater Exploration, Inc.	1,229	11,316
Hut 8 Corp. (a) (b)	2,246	105,360
IGM Financial, Inc. (b)	5,672	269,385
Imperial Oil Ltd. (b)	10,539	1,376,025
Jamieson Wellness, Inc. (e)	2,922	72,027
Just Energy Group, Inc. (a) (b) (c)	352	—
K92 Mining, Inc. (a) (b)	4,512	76,334
Kinaxis, Inc. (a)	384	38,632
Kinross Gold Corp.	31,291	953,607
Lightspeed Commerce, Inc. (a) (b)	7,540	67,212
Lithium Americas Corp. (a) (b)	15,015	59,498
Loblaw Cos. Ltd.	47,130	2,141,797
Manulife Financial Corp.	26,759	918,843
MDA Space Ltd. (a) (b)	3,353	84,669
Meren Energy, Inc.	29,481	51,545
MTY Food Group, Inc. (b)	5,945	163,966
National Bank of Canada (b)	20,006	2,580,545
NexGen Energy Ltd. (a) (b)	52,407	606,104
Novagold Resources, Inc. (a) (b)	3,307	29,692
Nutrien Ltd. (b)	7,906	594,897
Onex Corp. (b)	12,520	910,774
Orla Mining Ltd. (b)	6,657	106,709
Pan American Silver Corp.	6,614	360,665
Rogers Communications, Inc. Class B (b)	21,127	809,928
Royal Bank of Canada (b)	18,388	2,963,056
Shopify, Inc. Class A (a)	16,188	1,914,651
Skeena Resources Ltd. (a) (b)	7,761	230,403
Security Description	Shares	Value
Slate Grocery REIT Class U,	20,792	$225,866
Solaris Resources, Inc. (a)	2,499	21,506
South Bow Corp. (b)	2,736	90,733
SSR Mining, Inc. (a) (b)	2,860	83,737
Sun Life Financial, Inc. (b)	20,677	1,291,248
Suncor Energy, Inc.	29,413	1,939,228
SunOpta, Inc. (a) (b)	6,464	41,826
Taseko Mines Ltd. (a) (b)	18,002	116,225
TC Energy Corp. (b)	13,882	866,512
Teck Resources Ltd. Class B	6,335	327,293
TELUS Corp.	81,338	1,042,115
TerraVest Industries, Inc. (b)	465	44,059
Tilray Brands, Inc. (a) (b) (d)	2,549	16,492
Tilray Brands, Inc. (a) (b) (d)	483	3,105
TMC the metals Co., Inc. (a) (b)	5,019	23,439
Torex Gold Resources, Inc. (b)	1,160	53,073
Toronto-Dominion Bank	24,532	2,283,829
TransAlta Corp. (b)	32,817	430,098
Trilogy Metals, Inc. (a) (b)	10,855	38,969
Triple Flag Precious Metals Corp. (b)	703	24,331
Vizsla Silver Corp. (a) (b)	7,640	25,238
Voyager Digital Ltd. (a)	6,606	1
Well Health Technologies Corp. (a) (b)	2,733	7,520
Wesdome Gold Mines Ltd. (a)	13,648	242,927
Whitecap Resources, Inc. (b)	9,944	111,870
		44,765,980
CHILE — 0.0% *
Aguas Andinas SA Class A	29,518	11,191
Cia Cervecerias Unidas SA	903	5,104
Embotelladora Andina SA Preference Shares	36,227	151,852
Enel Chile SA ADR	6,369	25,094
Inversiones Aguas Metropolitanas SA	12,431	13,521
Lundin Mining Corp.	437	10,863
Parque Arauco SA	12,116	49,050
Sociedad Quimica y Minera de Chile SA ADR (a)	1,527	123,595
Vina Concha y Toro SA	11,957	11,324
		401,594
CHINA — 2.7%
360 Security Technology, Inc. Class A	17,400	26,956
37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	10,100	31,309
3SBio, Inc. (e)	8,500	24,545
AAC Technologies Holdings, Inc.	2,500	10,555
Abbisko Cayman Ltd. (a)	8,000	12,336
Accelink Technologies Co. Ltd. Class A	2,800	34,176
AECC Aviation Power Co. Ltd. Class A	6,200	43,142
See accompanying notes to financial statements.
101

STATE STREET SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Agricultural Bank of China Ltd. Class H	422,000	$299,806
AK Medical Holdings Ltd. (b) (e)	28,000	22,071
Akeso, Inc. (a) (e)	14,000	232,494
Alibaba Group Holding Ltd.	213,000	3,232,953
Alibaba Group Holding Ltd. ADR (b)	2,992	375,376
Alibaba Health Information Technology Ltd. (a) (b)	86,000	51,116
Alphamab Oncology (a) (e)	7,000	6,964
Aluminum Corp. of China Ltd. Class A	9,000	14,855
Amlogic Shanghai Co. Ltd. Class A (a)	2,429	27,854
Angel Yeast Co. Ltd. Class A	2,300	13,457
Anhui Conch Cement Co. Ltd. Class H	6,000	16,224
Anhui Gujing Distillery Co. Ltd. Class A	900	13,402
Anhui Jianghuai Automobile Group Corp. Ltd. Class A (a)	6,500	43,480
ANTA Sports Products Ltd.	11,400	110,071
Ascentage Pharma Group International (a) (e)	28,600	167,802
Ascletis Pharma, Inc. (a) (b) (e)	2,000	4,245
AsiaInfo Technologies Ltd. (b) (e)	32,800	23,972
Autohome, Inc. ADR	844	14,660
BAIC BluePark New Energy Technology Co. Ltd. Class A (a)	101,900	105,490
Baidu, Inc. Class A (a)	33,610	453,123
Bank of China Ltd. Class H	1,198,000	759,427
Bank of Communications Co. Ltd. Class H	356,000	319,665
Beauty Farm Medical & Health Industry, Inc.	18,500	47,570
Beijing Compass Technology Development Co. Ltd. Class A	1,000	14,085
Beijing Enlight Media Co. Ltd. Class A	15,400	34,293
Bestechnic Shanghai Co. Ltd. Class A	2,106	53,572
Bilibili, Inc. Class Z (a) (b)	1,995	43,436
Black Sesame International Holding Ltd. (a) (b)	14,200	28,109
Bloks Group Ltd. (a) (b)	4,500	34,926
BYD Co. Ltd. Class A	8,300	126,482
BYD Co. Ltd. Class H	39,000	526,288
Cambricon Technologies Corp. Ltd. Class A (a)	255	36,293
CARsgen Therapeutics Holdings Ltd. (a) (b) (e)	11,000	24,202
CCOOP Group Co. Ltd. Class A (a)	20,400	5,464
CGN Mining Co. Ltd.	40,000	19,693
CGN New Energy Holdings Co. Ltd.	14,000	4,482
Security Description	Shares	Value
Chifeng Jilong Gold Mining Co. Ltd. Class A	22,900	$143,069
China CITIC Bank Corp. Ltd. Class H	62,000	62,473
China Conch Venture Holdings Ltd.	5,000	7,283
China Construction Bank Corp. Class H	1,384,000	1,481,054
China East Education Holdings Ltd. (e)	26,500	17,204
China Foods Ltd.	60,000	28,392
China Gas Holdings Ltd.	22,110	20,164
China Jushi Co. Ltd. Class A	9,100	32,030
China Life Insurance Co. Ltd. Class H	96,000	301,217
China Mengniu Dairy Co. Ltd.	58,000	127,242
China Merchants Bank Co. Ltd. Class H	141,174	887,357
China Merchants Energy Shipping Co. Ltd. Class A	7,700	18,239
China Minsheng Banking Corp. Ltd. Class H	43,500	20,362
China National Software & Service Co. Ltd. Class A (a)	11,500	60,375
China Overseas Land & Investment Ltd.	48,000	70,712
China Overseas Property Holdings Ltd. (b)	5,000	2,519
China Pacific Insurance Group Co. Ltd. Class H	18,400	74,818
China Petroleum & Chemical Corp. Class H	689,200	394,698
China Rare Earth Resources & Technology Co. Ltd. Class A (a)	13,800	95,887
China Resources Beer Holdings Co. Ltd.	8,000	26,163
China Resources Gas Group Ltd.	2,000	4,854
China Resources Land Ltd.	31,000	113,242
China Ruyi Holdings Ltd. (a) (b)	164,000	32,004
China Shenhua Energy Co. Ltd. Class H	44,500	261,771
China Tower Corp. Ltd. Class H (e)	42,000	57,213
CITIC Ltd.	89,000	134,178
CMOC Group Ltd. Class A	8,000	19,865
COFCO Joycome Foods Ltd. (a) (b)	64,000	10,367
Contemporary Amperex Technology Co. Ltd. Class A	720	41,876
COSCO SHIPPING Energy Transportation Co. Ltd. Class A	5,700	18,156
COSCO SHIPPING Ports Ltd.	44,881	29,538
Country Garden Holdings Co. Ltd. (a)	1,377,000	55,324
See accompanying notes to financial statements.
102

STATE STREET SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Country Garden Services Holdings Co. Ltd.	10,000	$7,538
CSG Holding Co. Ltd. Class B	226,700	47,132
CSPC Pharmaceutical Group Ltd.	26,880	31,199
Dalipal Holdings Ltd. (a) (b)	10,000	8,393
Daqo New Energy Corp. ADR (a)	4,586	97,544
Dmall, Inc. (a)	69,800	65,792
Dongyue Group Ltd.	23,000	31,742
DPC Dash Ltd. (a) (b)	3,500	21,339
East Buy Holding Ltd. (a) (b) (e)	17,500	60,623
Eastroc Beverage Group Co. Ltd. Class A	900	26,748
Ecovacs Robotics Co. Ltd. Class A	3,100	27,388
Empyrean Technology Co. Ltd. Class A	6,600	77,518
ENN Energy Holdings Ltd.	31,700	256,141
Eoptolink Technology, Inc. Ltd. Class A	3,920	251,340
Everest Medicines Ltd. (a) (b) (e)	12,000	57,427
Evergrande Property Services Group Ltd. (a) (e)	110,500	15,926
Fortior Technology Shenzhen Co. Ltd. Class H (a)	2,000	23,775
Ganfeng Lithium Group Co. Ltd. Class A	980	11,121
GCL Technology Holdings Ltd. (a) (b)	84,000	9,214
GDS Holdings Ltd. Class A (a) (b)	11,561	56,978
Geely Automobile Holdings Ltd.	56,000	149,425
GEM Co. Ltd. Class A	3,900	4,455
Genscript Biotech Corp. (a) (b)	10,000	13,966
Giant Biogene Holding Co. Ltd. (b) (e)	7,200	25,254
Giant Network Group Co. Ltd. Class A	9,400	42,926
Global New Material International Holdings Ltd. (a) (b)	33,000	30,768
Great Wall Motor Co. Ltd. Class H	6,500	10,231
Guangdong Investment Ltd.	4,000	3,990
Guangzhou Automobile Group Co. Ltd. Class A	81,756	85,109
Guangzhou Tinci Materials Technology Co. Ltd. Class A	2,380	15,851
Guoquan Food Shanghai Co. Ltd. Class H	33,200	17,912
H World Group Ltd. ADR (b)	752	37,818
Haichang Ocean Park Holdings Ltd. (a) (b) (e)	492,000	29,494
Haidilao International Holding Ltd. (b) (e)	2,000	3,640
Haier Smart Home Co. Ltd. Class H	87,800	232,037
Hainan Airport Infrastructure Co. Ltd. Class A	137,200	71,910
Security Description	Shares	Value
Hangzhou First Applied Material Co. Ltd. Class A	548	$1,392
Hangzhou Tigermed Consulting Co. Ltd. Class A	300	2,338
Hanking Gold International Ltd. (b)	46,000	23,645
HBM Holdings Ltd. (a) (e)	13,000	21,721
Health & Happiness H&H International Holdings Ltd.	47,500	72,460
Hello Group, Inc. ADR	4,893	28,184
Henan Shenhuo Coal Industry & Electricity Power Co. Ltd. Class A	3,700	16,500
Hengan International Group Co. Ltd.	8,500	29,814
Hgtech Co. Ltd. Class A	4,100	61,440
Hithink RoyalFlush Information Network Co. Ltd. Class A	400	17,288
Horizon Robotics (a) (b)	57,000	48,129
Hua Hong Semiconductor Ltd. Class A (a)	1,115	17,096
Hua Hong Semiconductor Ltd. Class H (a) (e)	2,000	19,808
Huafon Chemical Co. Ltd. Class A	9,400	13,964
Huaneng Power International, Inc. Class H	170,000	127,930
Hundsun Technologies, Inc. Class A	12,900	47,684
Hwatsing Technology Co. Ltd. Class A	591	14,889
Hygeia Healthcare Holdings Co. Ltd. (a) (b) (e)	1,200	1,746
Iflytek Co. Ltd. Class A	2,600	17,396
indie Semiconductor, Inc. Class A (a) (b)	5,655	18,209
Industrial & Commercial Bank of China Ltd. Class H	817,000	714,857
INESA Intelligent Tech, Inc. Class B	325,900	235,952
Ingenic Semiconductor Co. Ltd. Class A	2,700	40,773
Inner Mongolia Dian Tou Energy Corp. Ltd. Class A	6,700	29,170
Innovent Biologics, Inc. (a) (e)	8,500	92,045
Inspur Digital Enterprise Technology Ltd. (b)	226,000	62,840
iQIYI, Inc. ADR (a)	16,963	22,900
Isoftstone Information Technology Group Co. Ltd. Class A	5,500	29,385
JA Solar Technology Co. Ltd. Class A (a)	3,528	5,568
Jacobio Pharmaceuticals Group Co. Ltd. (a) (e)	13,500	11,898
JD Health International, Inc. (a) (e)	4,250	25,510
JD.com, Inc. Class A	32,423	468,136
JF SmartInvest Holdings Ltd. (b)	500	1,841
See accompanying notes to financial statements.
103

STATE STREET SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Jiangsu Hoperun Software Co. Ltd. Class A	16,300	$91,522
Jiangsu King's Luck Brewery JSC Ltd. Class A	11,300	43,356
Jiangsu Yanghe Distillery Co. Ltd. Class A	600	4,408
Jinan Acetate Chemical Co. Ltd.	13,700	18,020
Jinchuan Group International Resources Co. Ltd. (a) (b) (c)	28,000	1,143
JinkoSolar Holding Co. Ltd. ADR	3,412	86,699
Jinxin Fertility Group Ltd. (a) (b) (e)	4,500	1,366
JOYY, Inc. ADR	741	43,267
Kanzhun Ltd. ADR	3,813	51,056
KE Holdings, Inc. ADR (b)	7,490	112,125
Kingdee International Software Group Co. Ltd. (a) (b)	71,000	77,609
Kingnet Network Co. Ltd. Class A	32,300	82,776
Kingsoft Cloud Holdings Ltd. ADR (a) (b)	14,407	192,478
Kingsoft Corp. Ltd. (b)	15,800	45,303
Kuaishou Technology (e)	29,000	166,894
Kuang-Chi Technologies Co. Ltd. Class A (a)	47,100	261,731
Kunlun Tech Co. Ltd. Class A (a)	3,100	21,993
Kweichow Moutai Co. Ltd. Class A	700	146,959
Laopu Gold Co. Ltd. Class H (b)	100	7,978
Lenovo Group Ltd. (b)	78,000	91,031
Lepu Biopharma Co. Ltd. Class H (a) (e)	46,000	31,331
Li Auto, Inc. ADR (a)	30	535
Li Auto, Inc. Class A (a) (b)	26,904	232,316
Li Ning Co. Ltd.	42,500	116,005
Lianlian DigiTech Co. Ltd. Class H (a) (b)	114,000	84,044
Lifetech Scientific Corp. (a)	12,000	2,571
Lingbao Gold Group Co. Ltd. Class H (b)	15,000	49,361
Lingyi iTech Guangdong Co. Class A	11,700	21,734
Linklogis, Inc. Class B (e)	190,500	44,951
Longfor Group Holdings Ltd. (b) (e)	9,024	8,690
Luzhou Laojiao Co. Ltd. Class A	600	9,094
Mango Excellent Media Co. Ltd. Class A	2,700	8,053
Marketingforce Management Ltd. (a) (b)	9,400	37,383
Maxscend Microelectronics Co. Ltd. Class A	960	11,082
Medlive Technology Co. Ltd. (b) (e)	145,500	157,374
Meitu, Inc. (b) (e)	125,500	68,671
Meituan Class B (a) (e)	70,390	744,732
Microport Scientific Corp. (a) (b)	3,008	3,637
Security Description	Shares	Value
Ming Yuan Cloud Group Holdings Ltd. (b)	127,000	$33,855
MINISO Group Holding Ltd. ADR (b)	435	7,047
MMG Ltd. (a)	50,400	46,413
Mobvista, Inc. (a) (e)	14,000	23,482
Nanjing Leads Biolabs Co. Ltd. Class H (a) (b)	1,700	16,046
NetDragon Websoft Holdings Ltd.	8,500	9,692
NetEase, Inc.	33,380	725,911
New Oriental Education & Technology Group, Inc.	28,110	156,322
Newborn Town, Inc. (a)	8,000	8,122
Ningbo Deye Technology Co. Ltd. Class A	840	15,988
Ningbo Orient Wires & Cables Co. Ltd. Class A	700	6,136
NIO, Inc. Class A (a)	28,584	159,906
Nongfu Spring Co. Ltd. Class H (e)	18,000	107,722
Ocumension Therapeutics (a) (b) (e)	55,500	52,171
OmniVision Integrated Circuits Group, Inc.	810	11,137
OSL Group Ltd. (a) (b)	6,500	11,607
PDD Holdings, Inc. ADR (a)	8,325	850,648
PetroChina Co. Ltd. Class H	164,000	224,867
Phancy Group Co. Ltd. Class H (a) (b)	11,300	50,676
Pharmaron Beijing Co. Ltd. Class A	2,925	11,850
PICC Property & Casualty Co. Ltd. Class H	169,788	308,816
Ping An Healthcare & Technology Co. Ltd. (a) (b) (e)	9,500	13,959
Ping An Insurance Group Co. of China Ltd. Class H	64,500	489,085
Piotech, Inc. Class A	288	15,429
Pony AI, Inc. Class A (a) (b)	2,600	22,169
Pop Mart International Group Ltd. (b) (e)	4,200	76,927
Postal Savings Bank of China Co. Ltd. Class H (e)	68,000	42,586
Prosus NV	26,783	1,202,898
Q Technology Group Co. Ltd.	18,000	16,920
Qfin Holdings, Inc. ADR	435	5,616
Qunabox Group Ltd. (a) (b)	17,700	37,386
Radiance Holdings Group Co. Ltd. (a) (b)	6,000	1,025
Range Intelligent Computing Technology Group Co. Ltd. Class A	2,100	24,567
Remegen Co. Ltd. Class H (a) (b) (e)	500	6,110
RLX Technology, Inc. ADR	44,917	98,817
RoboSense Technology Co. Ltd. (a) (b)	2,900	12,880
See accompanying notes to financial statements.
104

STATE STREET SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Rockchip Electronics Co. Ltd. Class A	1,400	$30,857
SenseTime Group, Inc. Class B (a) (b) (e)	222,000	52,101
Seres Group Co. Ltd. Class A	3,400	44,713
SG Micro Corp. Class A	5,053	49,479
Shandong BoAn Biotechnology Co. Ltd. Class H (a) (b)	48,000	38,081
Shandong Himile Mechanical Science & Technology Co. Ltd. Class A	2,700	30,953
Shanghai Baosight Software Co. Ltd. Class A	11,589	38,593
Shanghai BOCHU Electronic Technology Corp. Ltd. Class A	924	17,318
Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	161,200	112,034
Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	10,200	50,286
Shanjin International Gold Co. Ltd. Class A	6,800	29,221
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	1,260	26,099
Shengyi Technology Co. Ltd. Class A	8,800	69,019
Shenzhen Dobot Corp. Ltd. Class H (a)	1,000	4,148
Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A	2,900	20,604
Shenzhou International Group Holdings Ltd.	7,700	45,943
Shoucheng Holdings Ltd.	18,000	3,834
Sichuan Changhong Electric Co. Ltd. Class A	17,100	21,466
Sichuan Chuantou Energy Co. Ltd. Class A	2,600	5,605
Silergy Corp.	4,000	35,158
Silvercorp Metals, Inc. (b)	13,535	145,092
Sino Biopharmaceutical Ltd.	83,500	62,730
Smoore International Holdings Ltd. (b) (e)	25,000	28,316
Spring Airlines Co. Ltd. Class A	1,700	11,372
Star Plus Legend Holdings Ltd. Class H (a) (b)	70,000	52,588
Sunac China Holdings Ltd. (a) (b)	95,000	12,723
Sunac Services Holdings Ltd. (b) (e)	29,257	3,097
Sunny Optical Technology Group Co. Ltd. (b)	8,000	54,539
SUPCON Technology Co. Ltd. Class A	969	9,042
Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	4,100	61,322
Security Description	Shares	Value
Suzhou TFC Optical Communication Co. Ltd. Class A	3,920	$171,178
SY Holdings Group Ltd. (b)	5,000	5,861
TAL Education Group ADR (a)	16,825	191,300
Tanwan, Inc. (a)	13,600	25,777
TCL Zhonghuan Renewable Energy Technology Co. Ltd. Class A (a)	11,000	13,984
Tencent Holdings Ltd.	108,900	6,722,737
Tencent Music Entertainment Group ADR	10,469	97,152
Tiangong International Co. Ltd. (b)	36,000	14,234
Tianli International Holdings Ltd. (b)	94,000	26,737
Tianshan Aluminum Group Co. Ltd. Class A	3,500	9,015
Trip.com Group Ltd. (a)	15,496	752,644
Tsingtao Brewery Co. Ltd. Class A	6,400	57,322
Tuya, Inc. ADR	23,133	53,437
UBTech Robotics Corp. Ltd. Class H (a) (b)	400	4,357
Up Fintech Holding Ltd. ADR (a)	10,203	64,279
Verisilicon Microelectronics Shanghai Co. Ltd. Class A (a)	2,485	72,787
Victory Giant Technology Huizhou Co. Ltd. Class A	5,000	181,708
Vipshop Holdings Ltd. ADR	11,002	172,951
Vnet Group, Inc. ADR (a)	5,747	48,217
Weimob, Inc. (a) (b) (e)	281,000	51,969
WellCell Holdings Co. Ltd. (a) (b)	17,600	41,530
Western Superconducting Technologies Co. Ltd. Class A	9,741	100,009
Wintime Energy Group Co. Ltd. Class A (a)	347,924	90,675
Wuhan Guide Infrared Co. Ltd. Class A (a)	35,870	65,906
Wuliangye Yibin Co. Ltd. Class A	1,200	17,943
WUS Printed Circuit Kunshan Co. Ltd. Class A	10,240	112,635
WuXi AppTec Co. Ltd. Class A	1,100	15,624
Wuxi Biologics Cayman, Inc. (a) (e)	34,500	145,301
XD, Inc. (b)	10,000	77,103
Xiamen Tungsten Co. Ltd. Class A	9,700	78,115
Xiaomi Corp. Class B (a) (b) (e)	214,000	866,896
Xinjiang Xinxin Mining Industry Co. Ltd. Class H (b)	112,000	29,285
Xinyi Solar Holdings Ltd. (b)	2,026	752
XPeng, Inc. ADR (a) (b)	60	1,027
XPeng, Inc. Class A (a) (b)	26,844	224,094
XtalPi Holdings Ltd. (a) (b)	39,000	44,819
XXF Group Holdings Ltd. (a) (b)	100,000	14,413
Yadea Group Holdings Ltd. (e)	10,470	17,694
See accompanying notes to financial statements.
105

STATE STREET SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. Class H (b) (e)	500	$11,671
Yankuang Energy Group Co. Ltd. Class H (b)	66,300	123,210
Yantai Changyu Pioneer Wine Co. Ltd. Class B	118,703	114,915
Yantai Jereh Oilfield Services Group Co. Ltd. Class A	14,500	203,223
Yidu Tech, Inc. (a) (b) (e)	265,700	166,397
Yihai International Holding Ltd.	4,000	8,326
Yonghui Superstores Co. Ltd. Class A (a)	33,500	18,286
Yonyou Network Technology Co. Ltd. Class A (a)	24,100	40,616
Youzan Technology Ltd. (a)	4,676,000	69,184
YSB, Inc.	120,000	78,059
Yum China Holdings, Inc.	11,250	553,015
Yutong Bus Co. Ltd. Class A	11,000	57,113
Zai Lab Ltd. ADR (a) (b)	2,340	44,015
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	700	4,167
Zhejiang Leapmotor Technology Co. Ltd. Class H (a) (e)	8,100	48,578
Zhejiang Wanfeng Auto Wheel Co. Ltd. Class A	5,900	12,019
Zhongji Innolight Co. Ltd. Class A	2,660	219,299
Zijin Mining Group Co. Ltd. Class A	9,600	45,479
Zijin Mining Group Co. Ltd. Class H	124,000	543,435
ZTO Express Cayman, Inc. (b)	2,764	66,454
		38,801,566
COSTA RICA — 0.0% *
Establishment Labs Holdings, Inc. (a) (b)	384	21,804
CZECH REPUBLIC — 0.0% *
CSG NV (a)	2,776	74,653
DENMARK — 0.3%
Alm Brand AS	10,114	24,547
Ambu AS Class B	2,617	27,601
Chemometec AS	1,058	49,071
Coloplast AS Class B	1,790	120,448
D/S Norden AS	853	38,642
Danske Bank AS	16,494	794,257
Dfds AS (a)	384	6,170
DSV AS	2,920	689,321
Genmab AS (a)	863	227,946
GN Store Nord AS (a)	1,889	29,375
H Lundbeck AS	3,870	23,809
Netcompany Group AS (a) (e)	547	32,945
Novo Nordisk AS Class B	45,491	1,619,618
Novonesis Novozymes B Class B	5,199	306,630
Per Aarsleff Holding AS	252	28,870
Security Description	Shares	Value
Scandinavian Tobacco Group AS (e)	675	$7,088
Schouw & Co. AS	160	16,307
Vestas Wind Systems AS	13,966	409,479
Zealand Pharma AS (a)	3,521	160,159
		4,612,283
FINLAND — 0.4%
Fortum OYJ (b)	12,795	322,564
Mandatum OYJ (b)	9,006	71,412
Metso OYJ (b)	32,782	556,751
Nokia OYJ (b)	79,238	620,461
Nordea Bank Abp (b) (d)	53,157	898,668
Nordea Bank Abp (b) (d)	849	14,355
Sampo OYJ Class A	45,002	477,136
UPM-Kymmene OYJ	29,105	898,732
Valmet OYJ (b)	4,063	114,085
Wartsila OYJ Abp	25,991	949,614
		4,923,778
FRANCE — 1.8%
Accor SA	15,914	744,813
Air Liquide SA	2,550	522,748
Airbus SE	6,473	1,199,426
Alstom SA (a)	18,875	527,601
AXA SA	30,850	1,394,800
BNP Paribas SA	16,289	1,520,035
Bouygues SA	9,380	534,005
Canal & SA	33,488	88,255
Capgemini SE	7,920	917,105
Carrefour SA	21,114	386,930
Credit Agricole SA	35,641	654,174
Danone SA	8,979	714,260
Engie SA	15,760	503,177
EssilorLuxottica SA	6,552	1,497,764
Exail Technologies SA (a) (b)	20	2,742
Exosens SAS	272	19,180
Fnac Darty SA (b)	8,231	334,302
Forvia SE (a) (b)	318	3,534
Hermes International SCA	18	33,370
Kering SA	1,848	546,369
L'Oreal SA	3,691	1,485,705
Louis Hachette Group	33,867	60,854
LVMH Moet Hennessy Louis Vuitton SE	3,025	1,614,091
Orange SA	44,884	914,069
Pernod Ricard SA	4,436	328,239
Publicis Groupe SA	9,094	742,269
Renault SA	10,894	364,261
Safran SA	484	155,812
Societe Generale SA	10,085	717,647
Sodexo SA (b)	9,103	462,542
Technip Energies NV	1,947	82,061
TotalEnergies SE	27,195	2,535,240
Unibail-Rodamco-Westfield REIT (a)	2,687	293,807
Veolia Environnement SA	32,774	1,233,313
See accompanying notes to financial statements.
106

STATE STREET SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Vinci SA	13,334	$1,971,897
Vivendi SE (a)	33,867	69,263
Voltalia SA (a) (b)	2,274	18,236
Worldline SA (a) (b) (e)	35,007	10,342
		25,204,238
GEORGIA — 0.0% *
TBC Bank Group PLC	698	37,554
GERMANY — 2.0%
adidas AG	4,960	780,943
AIXTRON SE	4,812	181,301
Allianz SE	6,500	2,690,905
BASF SE	11,777	711,040
Bayer AG	15,362	697,118
Bayerische Motoren Werke AG	2,920	262,425
Commerzbank AG	10,646	377,680
Daimler Truck Holding AG	8,249	394,151
Deutsche Bank AG	21,820	631,416
Deutsche Boerse AG	5,672	1,641,008
Deutsche Lufthansa AG	61,724	511,768
Deutsche Post AG	28,268	1,457,525
Deutsche Telekom AG	46,694	1,718,936
Dr. Ing hc F Porsche AG Preference Shares	1,546	68,990
E.ON SE	29,312	640,341
Eckert & Ziegler SE	1,260	21,225
Elmos Semiconductor SE	2,639	437,246
flatexDEGIRO SE	5,560	188,343
Fresenius Medical Care AG	2,936	130,477
Heidelberg Materials AG	1,843	378,727
HelloFresh SE (a)	4,051	18,101
Infineon Technologies AG	18,078	791,520
Mercedes-Benz Group AG	16,227	979,523
Merck KGaA	4,475	554,796
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3,423	2,127,383
Puma SE	1,518	37,972
Rheinmetall AG	636	1,058,528
RWE AG	9,779	649,901
Salzgitter AG	8,585	361,045
SAP SE	14,343	2,427,670
Siemens AG	11,657	2,762,796
Siemens Energy AG	7,014	1,149,598
Softwareone Holding AG	22,502	194,043
thyssenkrupp AG	18,379	156,832
Tkms AG& Co. KGaA (a)	898	81,325
Verbio SE (a)	4,102	216,466
Volkswagen AG Preference Shares	2,327	231,653
		27,720,717
GHANA — 0.0% *
Kosmos Energy Ltd. (a) (b)	36,899	102,579
GREECE — 0.0% *
Aegean Airlines SA	520	7,070
Security Description	Shares	Value
Aktor SA Holding Co. Technical & Energy Projects (a)	804	$9,125
Athens International Airport SA	813	9,836
Athens Water Supply & Sewage Co. SA	7,077	73,387
Ballys Intralot SA (a)	8,602	9,089
GEK Terna SA	851	33,200
HELLENiQ ENERGY Holdings SA	1,204	13,692
Motor Oil Hellas Corinth Refineries SA	907	39,816
Optima bank SA	2,605	25,512
Piraeus Bank SA	4,136	33,292
		254,019
HONG KONG — 0.5%
AIA Group Ltd.	147,000	1,590,897
Bank of East Asia Ltd.	84,270	140,482
CK Asset Holdings Ltd.	50,270	285,070
Cowell e Holdings, Inc. (a) (b)	1,000	3,306
Damai Entertainment Holdings Ltd. (a) (b)	40,000	3,214
Fenbi Ltd. (a) (b)	462,000	65,998
Futu Holdings Ltd. ADR (a)	1,187	162,334
Gushengtang Holdings Ltd.	2,300	8,009
Hang Lung Properties Ltd.	106,621	118,722
Henderson Land Development Co. Ltd. (b)	18,910	69,753
Hong Kong Exchanges & Clearing Ltd.	27,368	1,356,497
Link REIT	109,750	504,221
Melco International Development Ltd. (a) (b)	4,000	1,847
Melco Resorts & Entertainment Ltd. ADR (a)	752	4,271
New World Development Co. Ltd. (a)	32,383	33,374
NH Health (a) (b) (c)	11,376	10,258
Polestar Automotive Holding U.K. PLC Class A, ADR (a) (b)	67	1,234
Prudential PLC	37,522	513,605
Stella International Holdings Ltd. (b)	14,000	25,428
Sun Hung Kai Properties Ltd.	129,253	2,129,982
Swire Pacific Ltd. Class A	8,500	92,533
Techtronic Industries Co. Ltd.	500	6,511
Tongguan Gold Group Ltd.	154,000	56,766
Vitasoy International Holdings Ltd. (b)	8,000	6,357
Viva Goods Co. Ltd. (a)	56,000	4,000
Yue Yuen Industrial Holdings Ltd. (b)	3,000	5,828
		7,200,497
HUNGARY — 0.1%
MOL Hungarian Oil & Gas PLC	16,093	189,949
Richter Gedeon Nyrt	17,810	629,157
		819,106
See accompanying notes to financial statements.
107

STATE STREET SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
INDIA — 1.6%
Aarti Pharmalabs Ltd.	3,035	$18,941
Acme Solar Holdings Ltd.	8,317	22,940
Action Construction Equipment Ltd.	1,472	11,623
Acutaas Chemicals Ltd.	398	10,736
Adani Power Ltd. (a)	27,022	42,857
Aegis Logistics Ltd.	3,012	19,011
Affle 3i Ltd. (a)	605	9,243
Ahluwalia Contracts India Ltd.	1,509	10,426
Akzo Nobel India Ltd.	2,148	64,423
Alkyl Amines Chemicals	11,960	155,299
Allied Blenders & Distillers Ltd.	14,599	62,191
Alok Industries Ltd. (a)	282,413	33,289
Amber Enterprises India Ltd. (a)	5,319	367,260
Anant Raj Ltd.	12,549	53,676
APL Apollo Tubes Ltd.	5,209	106,378
Aptus Value Housing Finance India Ltd.	6,219	12,757
Arvind Fashions Ltd.	342	1,455
Arvind Ltd.	7,341	26,214
Ashapura Minechem Ltd.	10,845	52,539
Astra Microwave Products Ltd.	6,108	55,105
AstraZeneca Pharma India Ltd.	402	32,913
AurionPro Solutions Ltd.	16,169	123,541
Avalon Technologies Ltd. (a) (e)	2,430	23,775
Avanti Feeds Ltd.	353	4,377
AvenuesAI Ltd. (a)	798,199	112,768
Axis Bank Ltd.	30,762	376,641
Azad Engineering Ltd. (a)	1,167	18,259
Balu Forge Industries Ltd.	7,982	32,501
Banco Products India Ltd.	3,550	18,877
Bayer CropScience Ltd.	94	4,604
BEML Ltd.	58	837
Bharat Heavy Electricals Ltd.	7,362	19,055
Bharti Airtel Ltd.	30,855	579,828
Birlasoft Ltd.	18,997	66,606
BlackBuck Ltd. (a)	9,155	55,684
BLS International Services Ltd.	36,179	89,886
Blue Star Ltd.	985	16,727
Borosil Renewables Ltd. (a)	14,368	57,109
Brigade Enterprises Ltd.	1,341	9,200
BSE Ltd.	981	27,755
Can Fin Homes Ltd.	11,595	96,826
Cartrade Tech Ltd. (a)	2,635	45,839
CE Info Systems Ltd.	14,032	118,515
Cemindia Projects Ltd.	4,397	23,687
Central Depository Services India Ltd.	19,691	232,392
Cera Sanitaryware Ltd.	89	4,281
Chennai Petroleum Corp. Ltd.	266	2,713
City Union Bank Ltd.	17,115	43,280
Clean Science & Technology Ltd.	10,257	70,983
CMS Info Systems Ltd.	1,173	3,285
Computer Age Management Services Ltd.	6,729	44,397
Security Description	Shares	Value
Data Patterns India Ltd.	3,055	$97,764
Dixon Technologies India Ltd.	4,879	497,577
Dodla Dairy Ltd.	2,001	20,487
Doms Industries Ltd.	797	19,313
Dr. Reddy's Laboratories Ltd. ADR	100,232	1,388,213
Elecon Engineering Co. Ltd.	5,321	19,901
Electrosteel Castings Ltd.	27,975	21,723
Entero Healthcare Solutions Ltd. (a)	6,208	81,670
EPL Ltd.	35,891	77,675
Equitas Small Finance Bank Ltd. (a) (e)	72,588	39,589
Eternal Ltd. (a)	34,386	83,013
Ethos Ltd. (a)	2,580	59,388
Eureka Forbes Ltd. (a)	5,633	26,152
Gabriel India Ltd.	2,115	18,426
Galaxy Surfactants Ltd.	148	2,363
Garden Reach Shipbuilders & Engineers Ltd.	3,509	72,985
Garware Hi-Tech Films Ltd.	667	23,786
Garware Technical Fibres Ltd.	8,522	54,471
GE Vernova T&D India Ltd.	684	26,253
Genus Power Infrastructures Ltd.	6,672	15,117
GMR Power & Urban Infra Ltd. (a)	16,155	15,285
Godawari Power & Ispat Ltd.	12,944	36,683
Godfrey Phillips India Ltd.	12,798	252,792
Granules India Ltd.	18,897	123,604
Graphite India Ltd.	944	6,138
Gravita India Ltd.	1,526	21,207
Greenlam Industries Ltd.	10,697	23,036
Gujarat Mineral Development Corp. Ltd.	10,137	60,508
Gujarat Pipavav Port Ltd.	5,328	7,999
Gulshan Chemfill Ltd. (a)	1,082	241
HBL Engineering Ltd.	4,865	31,534
HDFC Bank Ltd.	76,744	591,912
HEG Ltd.	5,773	33,013
HFCL Ltd.	230,351	164,806
Himadri Speciality Chemical Ltd.	8,620	40,133
Hindustan Construction Co. Ltd. (a)	62,993	9,119
Hindustan Copper Ltd.	11,784	56,343
Hindustan Foods Ltd. (a)	10,847	58,250
Home First Finance Co. India Ltd. (e)	5,842	55,729
Honasa Consumer Ltd. (a)	29,587	93,036
ICICI Bank Ltd. ADR	70,484	1,825,536
IFCI Ltd. (a)	89,367	45,113
IIFL Finance Ltd.	1,210	5,491
India Cements Ltd. (a)	1,722	6,242
IndiaMart InterMesh Ltd. (e)	2,257	47,263
Indigo Paints Ltd.	4,873	36,518
Indo Count Industries Ltd.	6,828	17,965
Infosys Ltd. ADR (b)	90,335	1,220,426
See accompanying notes to financial statements.
108

STATE STREET SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Inox Green Energy Services Ltd. (a)	19,166	$27,473
Inox Wind Ltd. (a)	7,128	5,673
Intellect Design Arena Ltd.	7,376	46,547
International Gemmological Institute India Ltd.	5,978	20,039
Inventurus Knowledge Solutions Ltd. (a)	7,269	101,806
ION Exchange India Ltd.	15,438	52,142
Jaiprakash Power Ventures Ltd. (a)	399,531	59,141
Jammu & Kashmir Bank Ltd.	76,167	88,342
JB Chemicals & Pharmaceuticals Ltd.	11,736	255,436
Jio Financial Services Ltd.	12,023	28,407
JSW Holdings Ltd. (a)	80	9,533
Jubilant Ingrevia Ltd.	1,666	9,550
Jupiter Life Line Hospitals Ltd.	171	2,310
Jupiter Wagons Ltd.	2,890	7,255
Jyothy Labs Ltd.	23,139	48,120
Jyoti CNC Automation Ltd. (a)	483	3,676
Karnataka Bank Ltd.	32,916	77,375
Karur Vysya Bank Ltd.	140,099	427,466
Kaynes Technology India Ltd. (a)	515	18,622
Kirloskar Brothers Ltd.	526	7,426
Kirloskar Ferrous Industries Ltd.	1,947	7,161
Kirloskar Pneumatic Co. Ltd.	1,795	19,682
Kovai Medical Center & Hospital Ltd.	71	3,760
KPI Green Energy Ltd. (e)	26,516	98,182
Larsen & Toubro Ltd. GDR	30,095	1,118,029
Latent View Analytics Ltd. (a)	25,738	68,152
Laurus Labs Ltd. (e)	26,894	281,476
Le Travenues Technology Ltd. (a)	4,792	8,838
LIC Housing Finance Ltd.	8,804	45,970
Lloyds Engineering Works Ltd.	101,492	40,373
Lodha Developers Ltd. (e)	357	2,548
LT Foods Ltd.	3,964	15,183
Mahanagar Gas Ltd.	1,473	14,407
Mahindra & Mahindra Ltd. GDR	23,328	769,824
Mahindra Lifespace Developers Ltd.	52,133	161,733
Manorama Industries Ltd.	4,223	50,312
Mastek Ltd.	326	4,613
Max Estates Ltd. (a)	12,433	40,472
Mishra Dhatu Nigam Ltd. (e)	12,522	35,705
MOIL Ltd.	12,507	37,350
Mrs Bectors Food Specialities Ltd.	14,488	27,350
MTAR Technologies Ltd. (a)	823	30,089
Nava Ltd.	4,666	26,144
Navin Fluorine International Ltd.	390	25,339
Nazara Technologies Ltd. (a)	50,615	124,365
NESCO Ltd.	1,407	15,042
Netweb Technologies India Ltd.	891	29,110
Security Description	Shares	Value
Network18 Media & Investments Ltd. (a)	155,936	$45,244
Neuland Laboratories Ltd.	36	4,565
Newgen Software Technologies Ltd.	14,659	62,176
NIIT Learning Systems Ltd.	38,694	106,966
NMDC Steel Ltd. (a)	134,932	47,230
Ola Electric Mobility Ltd. (a)	216,946	52,150
Olectra Greentech Ltd.	484	4,931
One 97 Communications Ltd. (a)	4,422	44,710
Onesource Specialty Pharma Ltd. (a)	3,385	52,580
Paras Defence & Space Technologies Ltd.	23,884	149,903
PB Fintech Ltd. (a)	278	4,185
PC Jeweller Ltd. (a)	58,339	4,656
PG Electroplast Ltd.	6,883	34,100
Phoenix Mills Ltd.	813	12,911
PNB Housing Finance Ltd. (e)	10,691	85,106
PNC Infratech Ltd.	1,640	2,776
Poly Medicure Ltd.	1,053	13,223
Power Mech Projects Ltd.	573	10,468
Praj Industries Ltd.	1,537	5,154
Pricol Ltd.	7,600	41,178
Prism Johnson Ltd. (a)	11,442	15,086
Procter & Gamble Health Ltd.	67	3,390
PTC India Ltd.	3,285	5,457
PTC Industries Ltd. (a)	114	18,011
PVR Inox Ltd. (a)	533	5,162
Radico Khaitan Ltd.	1,172	32,489
Railtel Corp. of India Ltd.	30,439	78,979
Rallis India Ltd.	22,129	50,920
Ramco Cements Ltd.	537	5,209
Ramkrishna Forgings Ltd.	7,025	34,559
Rategain Travel Technologies Ltd. (a)	22,312	103,069
Ratnamani Metals & Tubes Ltd.	898	20,846
RattanIndia Power Ltd. (a)	1,187,221	94,628
RBL Bank Ltd. (e)	9,320	28,471
Reliance Industries Ltd.	32,756	464,116
Reliance Industries Ltd. GDR (e)	23,835	1,384,813
Reliance Power Ltd. (a)	147,714	31,708
Rhi Magnesita India Ltd.	4,084	14,547
Safari Industries India Ltd.	1,846	27,851
Sagility Ltd.	98,935	41,671
Sammaan Capital Ltd. (a)	29,504	46,510
Sandur Manganese & Iron Ores Ltd.	24,449	44,305
Sapphire Foods India Ltd. (a)	2,250	3,568
Sarda Energy & Minerals Ltd.	5,599	30,144
Saregama India Ltd.	7,673	25,830
Shaily Engineering Plastics Ltd.	2,890	63,511
Shakti Pumps India Ltd.	2,301	11,158
Sharda Motor Industries Ltd.	444	3,314
Shree Renuka Sugars Ltd. (a)	125,756	36,461
SignatureGlobal India Ltd. (a)	2,210	16,641
Sobha Ltd.	2,231	27,930
See accompanying notes to financial statements.
109

STATE STREET SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Sonata Software Ltd.	4,306	$9,516
South Indian Bank Ltd.	15,106	5,450
Star Cement Ltd.	22,656	48,547
State Bank of India GDR	13,285	1,405,553
Sterling & Wilson Renewable (a)	18,296	28,718
Sudarshan Chemical Industries Ltd.	1,185	9,340
Sumitomo Chemical India Ltd.	1,002	3,850
Sunteck Realty Ltd.	21,107	60,796
Supreme Industries Ltd.	398	15,715
Surya Roshni Ltd.	13,730	27,226
Suzlon Energy Ltd. (a)	47,460	19,795
Syrma SGS Technology Ltd.	3,138	25,577
Tanla Platforms Ltd.	21,376	85,066
Tata Consultancy Services Ltd.	12,320	306,400
Tata Motors Ltd./new (a)	11,063	46,049
Tata Motors Passenger Vehicles Ltd.	10,947	34,186
Tata Teleservices Maharashtra Ltd. (a)	348,996	115,389
TD Power Systems Ltd.	14,925	133,965
Techno Electric & Engineering Co. Ltd.	955	9,919
Tejas Networks Ltd. (e)	3,475	14,151
Texmaco Rail & Engineering Ltd.	7,533	6,258
Thomas Cook India Ltd.	9,192	8,706
Tilaknagar Industries Ltd.	5,226	22,929
Time Technoplast Ltd.	20,161	33,674
Tips Music Ltd.	8,981	46,747
Titagarh Rail System Ltd.	328	1,988
Transformers & Rectifiers India Ltd.	2,175	5,833
Transrail Lighting Ltd.	1,817	8,659
Ujjivan Small Finance Bank Ltd. (a) (e)	9,618	5,122
Usha Martin Ltd.	11,360	46,884
V2 Retail Ltd. (a)	9,710	19,359
VA Tech Wabag Ltd.	9,595	117,084
Valor Estate Ltd. (a)	52,494	46,473
V-Guard Industries Ltd.	14,618	48,555
VIP Industries Ltd. (a)	694	2,212
V-Mart Retail Ltd. (a)	1,266	6,369
Vodafone Idea Ltd. (a)	318,215	28,618
Voltamp Transformers Ltd.	403	36,904
Waaree Renewable Technologies Ltd. (a)	1,793	14,788
Welspun Enterprises Ltd.	1,168	5,120
Whirlpool of India Ltd.	258	2,148
Wipro Ltd. ADR	227,442	482,177
Yatharth Hospital & Trauma Care Services Ltd. Class C (a)	8,850	57,584
Yes Bank Ltd. (a)	27,213	4,949
Zen Technologies Ltd.	13,222	178,294
		22,620,048
Security Description	Shares	Value
INDONESIA — 0.2%
Amman Mineral Internasional PT (a)	10,600	$3,069
Astra International Tbk. PT	489,300	179,948
Bank Aladin Syariah Tbk. PT (a)	1,221,900	38,107
Bank Central Asia Tbk. PT	2,104,800	798,844
Bank Mandiri Persero Tbk. PT	1,283,000	356,336
Bank Rakyat Indonesia Persero Tbk. PT	1,655,099	324,310
Bumi Resources Minerals Tbk. PT (a)	959,900	41,233
Dian Swastatika Sentosa Tbk. PT (a)	2,300	8,932
ESSA Industries Indonesia Tbk. PT	1,426,000	59,576
GoTo Gojek Tokopedia Tbk. PT (a)	1,463,800	4,393
Merdeka Copper Gold Tbk. PT (a)	49,900	9,220
MNC Digital Entertainment Tbk. PT (a)	752,700	27,903
Nickel Industries Ltd. (a)	9,773	5,924
Petrosea Tbk. PT	31,400	8,222
Solusi Sinergi Digital Tbk. PT	211,500	26,508
Telkom Indonesia Persero Tbk. PT	1,914,400	344,703
		2,237,228
IRELAND — 0.1%
Cairn Homes PLC	228,635	553,210
Cimpress PLC (a)	776	56,648
Glenveagh Properties PLC (a) (e)	31,996	71,372
Kerry Group PLC Class A	1,460	115,063
Kingspan Group PLC	1,460	121,288
		917,581
ISRAEL — 0.3%
Aryt Industries Ltd.	1,782	25,684
Bank Hapoalim BM	66,142	1,535,877
Bank Leumi Le-Israel BM	118,496	2,619,109
Bet Shemesh Engines Holdings 1997 Ltd. (a)	443	98,421
Cellebrite DI Ltd. (a)	6,768	93,263
Global-e Online Ltd. (a)	670	20,670
Isracard Ltd.	3,695	16,276
Kornit Digital Ltd. (a)	305	4,471
SimilarWeb Ltd. (a) (b)	23,941	62,486
Taboola.com Ltd. (a)	9,499	29,447
Teva Pharmaceutical Industries Ltd. ADR (a)	10,145	305,567
Wix.com Ltd. (a) (b)	338	30,444
		4,841,715
ITALY — 0.7%
Enel SpA	122,107	1,318,984
Eni SpA (b)	37,842	1,083,498
Ferrari NV (b)	2,260	752,548
See accompanying notes to financial statements.
110

STATE STREET SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
FinecoBank Banca Fineco SpA	22,196	$484,248
Generali	14,690	584,110
Intesa Sanpaolo SpA (b)	220,344	1,310,276
Italgas SpA	14,242	164,589
Iveco Group NV (b)	2,685	59,213
MFE-MediaForEurope NV Class A	21,705	64,622
MFE-MediaForEurope NV Class B (b)	21,705	82,828
Moncler SpA	5,684	336,624
Prysmian SpA	8,300	944,659
Saipem SpA (b)	279	1,258
Snam SpA	49,751	375,695
Telecom Italia SpA (a)	521,038	359,724
Terna - Rete Elettrica Nazionale	43,049	489,265
UniCredit SpA	27,869	1,954,255
		10,366,396
JAPAN — 5.7%
Advantest Corp.	9,100	1,162,883
Aeon Co. Ltd.	1,200	14,215
Aisin Corp.	5,100	69,500
Anycolor, Inc. (b)	800	14,578
Appier Group, Inc. (b)	32,400	159,261
ARCLANDS Corp.	2,431	27,291
Asahi Group Holdings Ltd.	5,100	50,811
Asahi Kasei Corp.	103,300	979,821
Asahi Yukizai Corp. (b)	900	31,454
Asics Corp.	2,000	52,247
Astellas Pharma, Inc.	37,900	600,101
BayCurrent, Inc. (b)	3,000	85,593
Bridgestone Corp.	3,400	69,821
C Uyemura & Co. Ltd.	200	24,791
Canon, Inc. (b)	1,700	46,558
Change Holdings, Inc. (b)	4,000	23,383
Chiyoda Corp. (a) (b)	13,900	78,023
Chugai Pharmaceutical Co. Ltd.	700	37,889
Cover Corp. (a) (b)	9,500	79,779
CRE Logistics REIT, Inc.	30	29,983
Credit Saison Co. Ltd.	38,700	975,953
Cybozu, Inc. (b)	9,900	128,627
Daiichi Sankyo Co. Ltd.	38,500	669,376
Daikin Industries Ltd.	1,700	199,664
Daikokutenbussan Co. Ltd.	100	3,052
Daiwa Securities Group, Inc.	72,500	665,347
DeNA Co. Ltd. (b)	400	6,125
Denso Corp.	67,400	825,077
Digital Arts, Inc.	3,500	113,521
Dip Corp. (b)	600	7,841
Disco Corp.	900	346,445
Eisai Co. Ltd. (b)	1,700	52,050
ENEOS Holdings, Inc.	37,300	330,704
Fast Retailing Co. Ltd.	1,600	619,825
Financial Partners Group Co. Ltd. (b)	1,700	16,830
Freee KK (a) (b)	9,500	120,325
FUJIFILM Holdings Corp.	62,600	1,167,282
Security Description	Shares	Value
Fujikura Ltd.	12,000	$308,505
Fujitsu Ltd.	28,800	574,226
Furukawa Electric Co. Ltd.	100	18,094
GENDA, Inc. (a) (b)	2,600	9,691
GNI Group Ltd. (a) (b)	2,700	49,896
Hitachi Ltd.	73,700	2,067,992
Hokuhoku Financial Group, Inc. (b)	10,000	366,899
Honda Motor Co. Ltd.	36,000	284,556
Hoya Corp.	6,200	1,034,697
IHI Corp.	4,200	82,844
Infomart Corp. (b)	49,700	145,267
Internet Initiative Japan, Inc.	400	6,154
Ise Chemicals Corp.	1,000	32,874
Ito En Ltd.	100	1,871
ITOCHU Corp.	49,000	608,150
Japan Elevator Service Holdings Co. Ltd.	800	8,159
Japan Tobacco, Inc.	9,100	344,346
JCU Corp.	3,200	107,009
JFE Holdings, Inc. (b)	27,700	316,106
JMDC, Inc. (a) (b)	4,500	91,646
JX Advanced Metals Corp.	2,300	47,882
K&O Energy Group, Inc. (b)	600	20,630
Kajima Corp.	37,800	1,403,511
Kamigumi Co. Ltd.	34,000	1,165,177
Kansai Electric Power Co., Inc.	10,000	162,455
Kao Corp. (b)	1,700	66,017
Kasumigaseki Capital Co. Ltd. (b)	1,000	39,412
Kawasaki Heavy Industries Ltd.	500	9,105
KDDI Corp.	153,600	2,629,515
KeePer Technical Laboratory Co. Ltd. (b)	1,100	20,646
Keyence Corp.	1,200	413,804
Kioxia Holdings Corp. (a)	2,100	251,857
Kobe Steel Ltd. (b)	9,700	115,237
Komatsu Ltd.	10,000	377,962
Konami Group Corp.	200	24,307
Konica Minolta, Inc.	37,500	120,969
Koshidaka Holdings Co. Ltd.	1,500	10,155
Kotobuki Spirits Co. Ltd. (b)	1,500	17,259
Kyocera Corp.	149,200	2,230,169
Lasertec Corp. (b)	600	125,778
Leopalace21 Corp.	9,300	37,121
Lifedrink Co., Inc.	6,700	51,717
M&A Capital Partners Co. Ltd.	400	7,327
M3, Inc.	1,000	10,092
Maeda Kosen Co. Ltd. (b)	3,300	40,034
Makita Corp.	10,100	322,319
Marubeni Corp.	73,600	2,599,062
Marui Group Co. Ltd. (b)	37,800	725,159
Mebuki Financial Group, Inc.	85,100	638,156
Menicon Co. Ltd. (b)	2,200	23,550
Metaplanet, Inc. (a) (b)	10,700	19,774
Micronics Japan Co. Ltd.	1,100	63,888
See accompanying notes to financial statements.
111

STATE STREET SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Mirai Corp. REIT	655	$195,977
Mirai Industry Co. Ltd. (b)	1,300	25,944
MIRARTH Real Estate Investment Corp. REIT	57	30,992
Mitani Sekisan Co. Ltd.	5,200	56,874
Mitsubishi Chemical Group Corp.	37,600	212,473
Mitsubishi Corp.	43,300	1,447,144
Mitsubishi Electric Corp.	65,300	2,047,372
Mitsubishi Heavy Industries Ltd.	34,900	926,411
Mitsubishi UFJ Financial Group, Inc.	178,200	2,912,314
Mitsui & Co. Ltd.	31,600	1,183,634
Mitsui E&S Co. Ltd.	100	3,506
Mitsui Fudosan Logistics Park, Inc. REIT	7	4,954
Mitsui Kinzoku Co. Ltd.	100	17,625
Mitsuuroko Group Holdings Co. Ltd.	1,500	22,563
Mizuho Financial Group, Inc.	34,800	1,331,495
Modec, Inc.	1,700	156,760
Money Forward, Inc. (a) (b)	4,900	106,938
Monogatari Corp.	1,800	52,895
MonotaRO Co. Ltd.	300	3,215
MS&AD Insurance Group Holdings, Inc.	41,800	1,059,385
Murata Manufacturing Co. Ltd.	105,200	2,254,239
Nagawa Co. Ltd. (b)	1,000	34,949
Namura Shipbuilding Co. Ltd.	1,300	34,116
NEC Corp.	1,000	24,175
Nexon Co. Ltd.	300	5,523
NIDEC Corp.	200	2,472
Nihon M&A Center Holdings, Inc. (b)	2,500	9,902
Nintendo Co. Ltd.	12,700	700,500
Nippon Paint Holdings Co. Ltd.	1,800	11,045
Nippon Steel Corp. (b)	175,000	633,494
Nissan Motor Co. Ltd. (a) (b)	37,500	78,493
Nissan Shatai Co. Ltd.	10,800	64,356
Nitto Boseki Co. Ltd. (b)	400	47,118
Nitto Denko Corp.	8,500	163,706
Nomura Holdings, Inc.	103,600	784,049
Nomura Micro Science Co. Ltd. (b)	1,600	30,473
Nxera Pharma Co. Ltd. (a) (b)	400	2,192
Obayashi Corp.	72,900	1,721,116
Olympus Corp.	2,100	19,648
Oriental Land Co. Ltd. (b)	1,500	25,457
ORIX Corp.	37,600	1,088,838
Osaka Gas Co. Ltd.	27,700	1,111,030
Osaka Soda Co. Ltd.	500	5,365
Panasonic Holdings Corp.	35,900	583,440
Pasona Group, Inc. (b)	300	3,492
PeptiDream, Inc. (a)	300	2,258
PILLAR Corp. (b)	200	8,800
PKSHA Technology, Inc. (a) (b)	7,700	128,358
Plus Alpha Consulting Co. Ltd. (b)	6,900	87,914
Security Description	Shares	Value
Rakus Co. Ltd. (b)	16,000	$74,745
Recruit Holdings Co. Ltd.	11,500	471,739
Relo Group, Inc.	2,500	29,700
Renesas Electronics Corp.	7,400	100,076
Resona Holdings, Inc.	65,700	711,347
Rohm Co. Ltd. (b)	6,800	130,495
Rorze Corp.	5,000	80,772
Round One Corp. (b)	1,500	7,709
RS Technologies Co. Ltd.	1,400	31,416
Sakura Internet, Inc. (b)	1,700	26,511
Samty Residential Investment Corp. REIT	375	247,501
SanBio Co. Ltd. (a) (b)	1,100	12,314
Sanrio Co. Ltd. (b)	6,500	40,008
Sansan, Inc. (a) (b)	20,400	149,131
Sanyo Denki Co. Ltd.	900	24,665
SCREEN Holdings Co. Ltd.	200	11,239
Secom Co. Ltd.	3,400	128,999
Senshu Electric Co. Ltd.	2,400	88,705
Septeni Holdings Co. Ltd. (b)	1,100	2,876
Seven & i Holdings Co. Ltd. (b)	5,100	68,074
SHIFT, Inc. (a) (b)	7,500	29,974
Shin Nippon Air Technologies Co. Ltd.	3,200	65,573
Shinagawa Refra Co. Ltd.	1,300	16,637
Shin-Etsu Chemical Co. Ltd.	8,500	334,411
Sinko Industries Ltd.	5,100	38,437
SMS Co. Ltd.	900	9,295
Socionext, Inc. (b)	1,100	12,923
SoftBank Corp.	389,700	517,101
SoftBank Group Corp.	66,000	1,474,826
Sompo Holdings, Inc.	42,100	1,590,956
Sony Financial Group, Inc. (b)	121,300	109,185
Sony Group Corp.	121,300	2,446,739
SOSiLA Logistics REIT, Inc.	69	52,393
Sumitomo Chemical Co. Ltd. (b)	84,700	265,935
Sumitomo Corp.	27,700	1,006,386
Sumitomo Electric Industries Ltd.	10,100	532,013
Sumitomo Mitsui Financial Group, Inc.	40,400	1,271,245
Sumitomo Mitsui Trust Group, Inc.	3,400	104,763
Suruga Bank Ltd.	1,700	21,275
Synspective, Inc. (a)	7,500	50,537
Systena Corp.	4,800	12,461
T&D Holdings, Inc.	37,400	930,004
Takara Holdings, Inc. (b)	1,300	12,625
Takeda Pharmaceutical Co. Ltd.	24,500	872,261
Tama Home Co. Ltd. (b)	3,300	82,765
Tamron Co. Ltd.	1,200	7,467
TDK Corp.	30,600	378,148
TechMatrix Corp.	3,500	39,138
Teijin Ltd.	27,700	284,156
Terumo Corp.	75,600	1,001,727
Timee, Inc. (a) (b)	12,700	104,017
Toho Bank Ltd. (b)	10,800	43,854
See accompanying notes to financial statements.
112

STATE STREET SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Tokio Marine Holdings, Inc.	46,900	$2,154,411
Tokyo Electron Ltd.	5,100	1,193,494
Tokyu Corp. (b)	36,200	423,573
TOPPAN Holdings, Inc.	37,900	977,934
Toridoll Holdings Corp. (b)	700	19,171
Totech Corp.	6,700	153,297
Towa Corp. (b)	2,100	29,291
Toyo Tanso Co. Ltd.	400	12,722
Toyota Motor Corp.	185,400	3,684,926
Toyota Tsusho Corp.	71,200	2,662,895
Trend Micro, Inc.	100	3,294
Tri Chemical Laboratories, Inc.	1,400	23,135
Trial Holdings, Inc. (b)	1,400	36,960
Tsuburaya Fields Holdings, Inc.	900	7,977
UT Group Co. Ltd. (b)	22,500	27,437
Visional, Inc. (a)	1,600	71,135
Wakita & Co. Ltd.	7,000	82,765
West Holdings Corp. (b)	2,210	24,380
West Japan Railway Co. (b)	3,400	66,850
WingArc1st, Inc.	1,500	24,467
Yamada Holdings Co. Ltd.	37,400	123,209
Yamaha Corp. (b)	108,600	752,944
Yuasa Trading Co. Ltd.	600	22,252
Zuken, Inc.	400	10,887
		80,346,698
KUWAIT — 0.1%
Al Ahli Bank of Kuwait KSCP	56,931	54,062
Gulf Cables & Electrical Industries Group Co. KSCP	1,343	8,654
Jazeera Airways Co. KSCP	340	1,625
Kuwait Finance House KSCP	140,439	365,160
National Bank of Kuwait SAKP	105,198	311,585
National Investments Co. KSCP	18,966	17,030
Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC	22,353	9,819
Warba Bank KSCP	144,647	136,892
		904,827
LUXEMBOURG — 0.0% *
ArcelorMittal SA	11,226	567,053
MACAU — 0.0% *
Sands China Ltd.	38,800	81,607
MALAYSIA — 0.1%
Axis Real Estate Investment Trust	232,300	110,155
Carlsberg Brewery Malaysia Bhd. Class B	30,600	127,267
CIMB Group Holdings Bhd.	72,444	135,083
Dialog Group Bhd.	26,000	14,063
Eco World Development Group Bhd.	64,300	32,237
Farm Fresh Bhd.	92,900	55,295
Fraser & Neave Holdings Bhd.	10,100	74,833
Frontken Corp. Bhd.	80,200	74,079
Greatech Technology Bhd. (a)	14,200	6,383
Security Description	Shares	Value
Hartalega Holdings Bhd. (a)	2,800	$795
Heineken Malaysia Bhd.	9,100	50,793
IGB Real Estate Investment Trust	24,600	16,769
ITMAX SYSTEM Bhd.	60,900	66,931
Kossan Rubber Industries Bhd.	12,400	3,675
Mah Sing Group Bhd.	149,700	36,972
Malakoff Corp. Bhd.	289,100	56,406
Malayan Banking Bhd.	36,404	102,136
Matrix Concepts Holdings Bhd.	315,600	98,990
Mega First Corp. Bhd.	126,000	89,000
Nationgate Holdings Bhd.	81,700	13,116
Pavilion Real Estate Investment Trust	38,700	16,535
Public Bank Bhd.	179,200	207,127
Sam Engineering & Equipment M Bhd.	7,900	6,224
Sime Darby Property Bhd.	85,400	26,365
SP Setia Bhd. Group	16,100	3,439
Sunway Construction Group Bhd.	5,000	7,866
Tanco Holdings Bhd. (a)	694,760	248,803
Tenaga Nasional Bhd.	29,800	102,302
Top Glove Corp. Bhd.	37,300	6,356
UEM Sunrise Bhd.	52,600	5,911
YTL Corp. Bhd.	87,000	36,313
YTL Power International Bhd.	50,900	37,713
		1,869,932
MEXICO — 0.3%
America Movil SAB de CV	747,555	943,896
Cemex SAB de CV	345,880	393,971
Fomento Economico Mexicano SAB de CV	76,875	843,211
Grupo Financiero Banorte SAB de CV Class O	73,911	814,346
Grupo Mexico SAB de CV	117,466	1,249,568
Grupo Televisa SAB	65,299	37,678
Industrias Penoles SAB de CV (a)	3,424	151,184
Prologis Property Mexico SA de CV REIT	11,057	47,969
Southern Copper Corp. (b)	1,194	205,440
		4,687,263
MOROCCO — 0.0% *
Aya Gold & Silver, Inc. (a)	10,184	154,853
NETHERLANDS — 1.0%
Adyen NV (a) (e)	96	94,086
Akzo Nobel NV (b)	6,352	360,084
Argenx SE (a)	762	545,048
ASML Holding NV	5,739	7,400,682
Havas NV	3,362	58,067
Heineken NV	5,221	398,837
ING Groep NV	53,113	1,352,755
Koninklijke Ahold Delhaize NV (b)	28,696	1,332,129
See accompanying notes to financial statements.
113

STATE STREET SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Koninklijke KPN NV (b)	4,546	$25,158
Koninklijke Philips NV (b)	25,491	685,513
Magnum Ice Cream Co. NV (a) (b)	6,991	102,239
Nebius Group NV (a) (b)	2,410	250,062
NXP Semiconductors NV	376	74,019
Pharming Group NV (a)	41,020	67,775
Redcare Pharmacy NV (a) (e)	334	14,331
TomTom NV (a)	4,787	23,761
Universal Music Group NV (b)	21,274	407,755
Wolters Kluwer NV (b)	4,112	306,159
		13,498,460
NEW ZEALAND — 0.0% *
Auckland International Airport Ltd.	17,982	81,755
Fisher & Paykel Healthcare Corp. Ltd.	8,181	174,494
Spark New Zealand Ltd. (b)	29,146	34,416
		290,665
NORWAY — 0.2%
DNB Bank ASA	36,164	1,118,227
Frontline PLC	3,323	115,952
Norsk Hydro ASA	100,131	1,053,637
T1 Energy, Inc. (a)	1,440	6,322
Telenor ASA	29,693	519,120
		2,813,258
PERU — 0.0% *
Cia de Minas Buenaventura SAA ADR	764	27,535
PHILIPPINES — 0.0% *
Apex Mining Co., Inc.	242,200	59,324
Converge Information & Communications Technology Solutions, Inc.	166,300	33,397
DigiPlus Interactive Corp.	132,300	34,801
Manila Water Co., Inc.	72,500	50,541
PLDT, Inc. ADR	3,284	69,095
		247,158
POLAND — 0.1%
Bank Handlowy w Warszawie SA	448	13,267
Bank Polska Kasa Opieki SA	2,573	150,113
Budimex SA	163	28,901
Cyfrowy Polsat SA (a)	3,546	11,129
Diagnostyka SA	246	11,310
Enea SA	3,692	24,362
Grupa Kety SA	126	33,291
Jastrzebska Spolka Weglowa SA (a)	810	7,487
KRUK SA	254	30,584
Modivo SA (a)	689	17,373
Orange Polska SA	9,123	34,639
ORLEN SA	3,450	124,320
Pepco Group NV	2,398	17,168
Security Description	Shares	Value
PGE Polska Grupa Energetyczna SA (a)	12,483	$35,259
Powszechna Kasa Oszczednosci Bank Polski SA	12,035	280,404
Powszechny Zaklad Ubezpieczen SA	8,346	143,411
Tauron Polska Energia SA (a)	14,636	40,299
XTB SA (e)	1,069	27,149
		1,030,466
PORTUGAL — 0.0% *
EDP SA	43,447	226,520
Galp Energia SGPS SA	6,427	155,583
		382,103
PUERTO RICO — 0.0% *
Liberty Latin America Ltd. Class C (a)	4,253	37,511
RUSSIA — 0.0% *
Eurasia Mining PLC (a)	1,122	43
Gazprom PJSC (a) (c)	81,484	—
LUKOIL PJSC (a) (c)	3,048	—
Sberbank of Russia PJSC (a) (c)	79,092	—
Surgutneftegas PJSC ADR (a) (c)	492	—
Tatneft PJSC ADR (a) (c)	46	—
		43
SAUDI ARABIA — 0.4%
ACWA Power Co. (a)	806	37,244
Advanced Building Industries Co. (a)	10,741	110,484
AFG International Co. (a)	5,615	23,148
Al Babtain Power & Telecommunication Co.	2,247	39,460
Al Masane Al Kobra Mining Co.	268	6,206
Al Rajhi Bank	2,855	81,102
Al Rajhi Co. for Co-operative Insurance (a)	4,921	138,610
Aldrees Petroleum & Transport Services Co.	21,837	776,859
AlKhorayef Water & Power Technologies Co.	6,111	195,416
Arriyadh Development Co.	4,151	20,785
Astra Industrial Group Co.	521	21,228
Ataa Educational Co.	3,519	52,092
Bank AlBilad	1,997	14,422
Bawan Co. (a)	3,899	46,922
Catrion Catering Holding Co.	281	5,182
East Pipes Integrated Co. for Industry	527	22,470
Eastern Province Cement Co.	1,084	7,005
Electrical Industries Co.	238,208	1,060,085
Emaar Economic City (a)	2,567	6,663
Etihad Etisalat Co.	2,940	51,160
Etihad GO Telecom Co.	5,225	120,161
Jadwa REIT Saudi Fund	64,021	191,589
Leejam Sports Co. JSC	6,415	149,665
See accompanying notes to financial statements.
114

STATE STREET SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Maharah Human Resources Co.	57,489	$90,080
Miahona	57,765	238,135
Middle East Healthcare Co.	601	5,554
Mobile Telecommunications Co. Saudi Arabia	57,713	177,479
National Agriculture Development Co. (a)	11,258	53,401
National Co. for Learning & Education	713	22,496
National Gas & Industrialization Co.	832	18,580
National Medical Care Co.	751	27,618
Perfect Presentation For Commercial Services Co. (a)	7,764	14,607
Power & Water Utility Co. for Jubail & Yanbu	21,505	181,548
Qassim Cement Co.	393	4,618
Retal Urban Development Co.	21,862	78,882
Saudi Arabian Mining Co. (a)	9,154	158,071
Saudi Ceramic Co.	11,900	92,978
Saudi Ground Services Co.	644	5,516
Saudi Manpower Solutions Co.	19,421	28,982
Saudi Paper Manufacturing Co. (a)	2,513	37,736
Saudi Pharmaceutical Industries & Medical Appliances Corp. (a)	2,174	17,646
Saudi Real Estate Co. (a)	5,940	21,100
Saudi Reinsurance Co. (a)	1,459	9,564
Saudi Research & Media Group (a)	1,184	27,813
Saudi Steel Pipe Co.	19,064	224,037
Saudia Dairy & Foodstuff Co.	607	33,968
Sustained Infrastructure Holding Co.	1,807	16,497
Yamama Cement Co.	14,319	98,141
		4,863,005
SINGAPORE — 0.4%
CapitaLand Ascott Trust REIT	10,535	7,186
CapitaLand Integrated Commercial Trust REIT	42,261	75,013
CapitaLand Investment Ltd.	299,184	630,764
DBS Group Holdings Ltd.	29,306	1,292,494
Grab Holdings Ltd. Class A (a)	7,621	27,893
Oversea-Chinese Banking Corp. Ltd.	43,900	747,574
Sea Ltd. ADR (a)	4,966	411,235
Singapore Exchange Ltd.	140,600	2,127,281
Singapore Telecommunications Ltd.	85,000	325,466
United Overseas Bank Ltd.	11,900	338,050
		5,982,956
SOUTH AFRICA — 0.4%
Anglo American PLC	15,545	651,669
Discovery Ltd. (b)	107,621	1,561,110
FirstRand Ltd. (b)	106,613	536,506
Security Description	Shares	Value
Gold Fields Ltd.	18,101	$804,195
Harmony Gold Mining Co. Ltd.	14,699	219,830
Impala Platinum Holdings Ltd. (b)	11,758	164,121
MTN Group Ltd.	39,296	448,687
Naspers Ltd. Class N	11,310	569,521
Nedbank Group Ltd.	4,127	64,315
Old Mutual Ltd. (b)	24,163	19,756
Sanlam Ltd. (b)	98,659	512,848
Sasol Ltd. (a)	7,594	99,983
Standard Bank Group Ltd.	25,393	451,637
Valterra Platinum Ltd.	1,821	147,923
		6,252,101
SOUTH KOREA — 1.8%
APR Corp.	109	23,983
APRILBIO Co. Ltd. (a)	445	15,834
Asiana Airlines, Inc. (a)	830	3,772
BHI Co. Ltd. (a)	658	39,738
Binggrae Co. Ltd.	598	27,525
Cafe24 Corp. (a)	1,478	25,475
Celltrion Pharm, Inc.	116	4,150
Celltrion, Inc.	1,173	151,024
Chabiotech Co. Ltd. (a)	3,911	44,302
CJ CGV Co. Ltd. (a)	11,527	36,162
CJ ENM Co. Ltd. (a)	54	1,992
Clobot Co. Ltd. (a)	697	22,002
Cosmax, Inc.	293	37,590
CosmoAM&T Co. Ltd. (a)	260	8,759
CS Wind Corp.	111	4,319
D&D PharmaTech, Inc. (a)	914	40,459
Daeduck Electronics Co. Ltd.	1,466	73,413
Daejoo Electronic Materials Co. Ltd.	292	24,040
D'Alba Global Co. Ltd.	219	20,304
Dear U Co. Ltd.	2,722	54,026
Delivery Hero SE (a) (e)	43	765
Dongsuh Cos., Inc.	3,138	56,034
Doosan Enerbility Co. Ltd. (a)	896	53,702
Doosan Fuel Cell Co. Ltd. (a)	525	11,448
Doosan Robotics, Inc. (a)	729	37,839
Douzone Bizon Co. Ltd.	16	1,244
Duk San Neolux Co. Ltd. (a)	3,307	108,387
Ecopro BM Co. Ltd.	406	50,947
Ecopro Co. Ltd.	1,230	112,026
Ecopro Materials Co. Ltd.	737	32,239
E-MART, Inc.	113	7,060
Enchem Co. Ltd. (a)	1,596	42,670
Eo Technics Co. Ltd.	127	31,882
ESR Kendall Square REIT Co. Ltd.	26,416	74,592
Eugene Technology Co. Ltd.	692	50,014
Fadu, Inc. (a)	3,296	98,881
GemVax & Kael Co. Ltd. (a)	1,739	38,546
GI Innovation, Inc. (a)	4,540	37,437
Grand Korea Leisure Co. Ltd.	2,302	17,284
Han Kuk Carbon Co. Ltd.	4,433	112,442
See accompanying notes to financial statements.
115

STATE STREET SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Hana Financial Group, Inc.	1,745	$121,449
Hana Micron, Inc.	472	8,567
Hanall Biopharma Co. Ltd. (a)	827	29,859
Hanmi Science Co. Ltd.	721	17,464
Hanmi Semiconductor Co. Ltd.	307	50,310
Hansol Chemical Co. Ltd.	153	25,223
Hanwha Aerospace Co. Ltd.	478	389,790
Hanwha Engine (a)	1,495	42,508
Hanwha Solutions Corp. (a)	613	14,868
Hanwha Systems Co. Ltd.	3,078	229,295
Hanwha Vision Co. Ltd. (a)	897	41,581
HD Hyundai Electric Co. Ltd.	430	233,578
HD Hyundai Heavy Industries Co. Ltd.	41	12,447
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	354	79,506
HD-Hyundai Marine Engine (a)	1,392	62,436
Hite Jinro Co. Ltd.	10,638	116,128
HLB, Inc. (a)	782	25,834
HPSP Co. Ltd.	526	14,046
HYBE Co. Ltd.	321	62,664
Hyundai Feed, Inc. (a) (c)	970	472
Hyundai Mobis Co. Ltd.	1,271	313,674
Hyundai Motor Co.	2,886	839,430
Hyundai Steel Co.	598	13,138
Hyundai Wia Corp. (a)	137	6,896
Il Dong Pharmaceutical Co. Ltd.	821	15,035
Iljin Electric Co. Ltd.	1,438	65,251
ISC Co. Ltd.	280	42,595
ISU Specialty Chemical (a)	1,003	58,478
IsuPetasys Co. Ltd.	1,417	90,664
JNTC Co. Ltd. (a)	1,101	10,912
Jusung Engineering Co. Ltd.	1,186	47,002
JYP Entertainment Corp.	756	30,356
Kakao Corp.	2,314	69,194
Kakao Games Corp. (a)	5,763	45,528
KB Financial Group, Inc.	7,038	652,037
KEPCO Engineering & Construction Co., Inc.	452	44,650
Kia Corp.	1,385	131,298
Kolmar Korea Co. Ltd.	820	40,688
KoMiCo Ltd.	65	4,554
Korea Aerospace Industries Ltd.	1,450	155,920
Korea Electric Power Corp. ADR	5,997	85,457
Krafton, Inc.	256	42,621
KT&G Corp.	1,950	202,683
Kum Yang Co. Ltd. (a) (c)	697	2,253
Kyung Dong Navien Co. Ltd.	704	28,957
L&F Co. Ltd. (a)	710	66,705
Lake Materials Co. Ltd.	5,558	70,797
LG Chem Ltd.	662	129,232
LG Electronics, Inc.	466	32,129
LG H&H Co. Ltd.	334	53,862
LIG Nex1 Co. Ltd.	357	142,413
LigaChem Biosciences, Inc. (a)	852	106,803
Lotte Chemical Corp.	24	1,263
Security Description	Shares	Value
Lotte Chilsung Beverage Co. Ltd.	299	$22,254
LOTTE REIT Co. Ltd.	53,277	160,876
LS Eco Energy Ltd.	444	11,653
LS Electric Co. Ltd.	97	45,471
LS Marine Solution Co. Ltd.	2,961	56,256
Lunit, Inc. (a)	5,572	118,778
Medytox, Inc.	57	3,770
Mezzion Pharma Co. Ltd. (a)	108	6,106
NAVER Corp.	3,830	503,865
NCSoft Corp.	86	12,577
Nexon Games Co. Ltd. (a)	17,755	134,236
NHN Corp.	2,597	63,753
NICE Information Service Co. Ltd.	10,575	110,745
NKGen Biotech Korea Co. Ltd. (a) (c)	6,826	2,251
OliX Pharmaceuticals, Inc. (a)	699	84,474
Oscotec, Inc. (a)	1,183	39,082
Park Systems Corp.	269	41,185
Pearl Abyss Corp. (a)	1,727	77,800
People & Technology, Inc.	607	18,745
Peptron, Inc. (a)	376	72,050
PharmaResearch Co. Ltd.	142	27,720
Poongsan Corp.	227	12,850
Posco DX Co. Ltd.	2,249	43,243
POSCO Future M Co. Ltd.	273	36,272
POSCO Holdings, Inc. ADR	10,903	637,717
Posco International Corp.	79	3,688
PSK Holdings, Inc.	325	20,200
Rainbow Robotics (a)	268	91,162
Robotis Co. Ltd. (a)	751	118,167
S&S Tech Corp.	244	12,091
Sam Chun Dang Pharm Co. Ltd.	1,096	593,206
Samsung C&T Corp.	620	102,615
Samsung E&A Co. Ltd.	1,121	26,129
Samsung Electronics Co. Ltd. GDR	2,968	8,417,248
Samsung Electronics Co. Ltd. Preference Shares	10,658	793,270
Samsung Fire & Marine Insurance Co. Ltd.	330	94,907
Samsung Heavy Industries Co. Ltd. (a)	3,652	58,298
Samsung SDI Co. Ltd. (a)	120	31,966
Samsung Securities Co. Ltd.	856	51,640
Samyang Foods Co. Ltd.	125	97,934
Seegene, Inc.	396	5,649
Seojin System Co. Ltd. (a)	846	23,475
SHIFT UP Corp. (a)	604	12,639
Shinhan Financial Group Co. Ltd.	6,867	393,194
Shinsung Delta Tech Co. Ltd.	620	22,142
Silicon2 Co. Ltd.	1,508	37,561
SK Chemicals Co. Ltd.	115	3,949
SK Hynix, Inc.	8,582	4,521,708
SK Innovation Co. Ltd.	340	24,130
See accompanying notes to financial statements.
116

STATE STREET SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
SK oceanplant Co. Ltd. (a)	2,214	$38,812
SK REITs Co. Ltd.	14,821	60,188
SK Square Co. Ltd. (a)	582	177,262
SK, Inc.	328	64,459
SKC Co. Ltd. (a)	242	14,425
SM Entertainment Co. Ltd.	332	19,248
SNT Dynamics Co. Ltd.	2,077	65,497
Soop Co. Ltd.	194	7,460
Soulbrain Co. Ltd.	26	6,179
ST Pharm Co. Ltd.	114	10,763
Studio Dragon Corp. (a)	687	16,147
Taesung Co. Ltd. (a)	3,170	104,725
Taihan Cable & Solution Co. Ltd. (a)	588	10,250
TechWing, Inc.	682	20,171
Tokai Carbon Korea Co. Ltd.	87	12,979
Voronoi, Inc. (a)	710	142,311
Wemade Co. Ltd.	2,978	40,150
Won Tech Co. Ltd.	11,752	52,021
YC Corp. (a)	970	10,646
YG Entertainment, Inc.	1,410	48,699
Yuhan Corp.	65	4,023
		25,681,920
SPAIN — 0.9%
Acciona SA (b)	7,120	1,827,776
ACS Actividades de Construccion y Servicios SA	25,168	3,039,050
Amadeus IT Group SA	6,292	352,912
Banco Bilbao Vizcaya Argentaria SA (b)	79,717	1,676,261
Banco Santander SA	205,093	2,242,564
Distribuidora Internacional de Alimentacion SA (a)	206	9,577
Grenergy Renovables SA (a)	203	26,477
Iberdrola SA	89,833	2,043,717
Industria de Diseno Textil SA	15,136	858,731
Repsol SA	15,757	447,526
Telefonica SA (b)	51,465	225,036
		12,749,627
SWEDEN — 0.8%
Alleima AB (b)	5,674	44,046
Assa Abloy AB Class B	32,862	1,160,454
Atlas Copco AB Class B	106,296	1,616,268
Boozt AB (a) (b) (e)	9,371	92,370
Camurus AB (a)	3,796	186,089
Epiroc AB Class B	164	3,447
Evolution AB (b) (e)	5,282	324,475
Industrivarden AB Class A	400	19,533
Mildef Group AB (b)	2,949	42,844
MIPS AB (b)	3,401	82,042
RaySearch Laboratories AB (b)	2,285	45,910
Sandvik AB	28,361	1,064,031
Securitas AB Class B	69,013	1,143,183
Skandinaviska Enskilda Banken AB Class A (b)	67,094	1,213,520
Security Description	Shares	Value
Skanska AB Class B (b)	29,029	$769,739
SKF AB Class B (b)	20,677	486,632
Svenska Handelsbanken AB Class A (b)	27,138	350,540
Tele2 AB Class B	20,313	414,949
Telefonaktiebolaget LM Ericsson Class B (b)	54,263	605,501
Telia Co. AB (b)	46,694	236,454
Volvo AB Class A	35,901	1,147,927
Xvivo Perfusion AB (a) (b)	816	19,616
Yubico AB (a)	3,452	12,625
		11,082,195
SWITZERLAND — 1.2%
ABB Ltd.	40,360	3,176,363
Accelleron Industries AG	1,956	173,437
Adecco Group AG (b)	7,872	186,036
Basilea Pharmaceutica Ag Allschwil (a)	120	8,124
Cie Financiere Richemont SA Class A	10,859	1,872,335
DSM-Firmenich AG	8,383	593,442
Geberit AG	2,893	1,917,506
Givaudan SA	324	1,082,218
Kuehne & Nagel International AG (b)	2,910	652,944
Sandoz Group AG	5,228	401,688
Sensirion Holding AG (a) (e)	463	34,168
SGS SA	10,226	1,070,259
Swatch Group AG Class BR, Bearer Shares (b)	394	85,071
TE Connectivity PLC	13,126	2,743,597
TORM PLC Class A	813	23,022
UBS Group AG	55,825	2,134,904
Vetropack Holding AG (b)	87	2,458
Zurich Insurance Group AG	1,880	1,313,461
		17,471,033
TAIWAN — 2.5%
Ability Enterprise Co. Ltd.	50,358	105,063
Ability Opto-Electronics Technology Co. Ltd.	13,000	37,532
AblePrint Technology Co. Ltd.	1,000	67,251
Accton Technology Corp.	2,000	94,464
Acter Group Corp. Ltd.	4,000	86,081
ADATA Technology Co. Ltd.	1,000	10,479
Advanced Echem Materials Co. Ltd.	2,000	49,922
Advanced Energy Solution Holding Co. Ltd.	1,000	30,810
Advanced Wireless Semiconductor Co.	24,000	88,583
Alchip Technologies Ltd.	3,000	233,187
All Ring Tech Co. Ltd.	4,000	101,345
Allied Supreme Corp. (a)	8,000	54,176
Allis Electric Co. Ltd.	4,079	12,950
Alpha Networks, Inc.	16,000	17,541
AP Memory Technology Corp.	6,000	82,953
See accompanying notes to financial statements.
117

STATE STREET SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Apex Dynamics, Inc.	1,000	$19,518
Ardentec Corp.	3,000	14,592
ASE Technology Holding Co. Ltd.	4,000	41,101
Asia Optical Co., Inc.	12,000	45,418
AUO Corp. ADR (a)	65,181	277,019
AURAS Technology Co. Ltd.	2,000	54,989
Bank of Kaohsiung Co. Ltd.	853,081	321,540
Bizlink Holding, Inc.	3,063	166,707
C Sun Manufacturing Ltd.	7,000	88,677
Caliway Biopharmaceuticals Co. Ltd. (a)	10,000	26,994
Century Iron & Steel Industrial Co. Ltd.	16,000	56,053
Chailease Holding Co. Ltd.	4,298	14,721
Chang Wah Technology Co. Ltd.	6,000	8,764
Charoen Pokphand Enterprise	5,500	23,225
Chenming Electronic Technology Corp.	12,000	36,146
Chief Telecom, Inc.	8,300	90,347
China Motor Corp.	11,000	19,062
Chung Hung Steel Corp. (a)	70,000	39,412
Chunghwa Precision Test Tech Co. Ltd.	3,000	289,021
Chunghwa Telecom Co. Ltd. ADR	26,299	1,110,870
Cleanaway Co. Ltd.	18,000	16,553
Coretronic Corp.	14,000	32,055
CSBC Corp. Taiwan (a)	14,000	8,911
CTBC Financial Holding Co. Ltd.	281,000	450,901
CyberPower Systems, Inc.	2,000	10,510
Da-Li Development Co. Ltd.	18,900	27,697
Daxin Materials Corp.	5,000	51,611
Delpha Construction Co. Ltd.	33,000	25,393
Delta Electronics, Inc.	11,000	474,820
Dong Fang Offshore Co. Ltd.	3,000	12,152
Dynamic Holding Co. Ltd.	20,203	110,589
Dynapack International Technology Corp.	6,000	64,748
E Ink Holdings, Inc.	4,000	17,079
EirGenix, Inc. (a)	58,000	99,418
Elite Advanced Laser Corp.	18,000	136,253
Elite Material Co. Ltd.	1,000	81,326
Elite Semiconductor Microelectronics Technology, Inc.	12,000	56,303
eMemory Technology, Inc.	1,000	82,265
Evergreen Aviation Technologies Corp.	20,000	91,336
Evergreen Marine Corp. Taiwan Ltd.	1,600	9,984
EVERGREEN Steel Corp.	18,000	54,501
Faraday Technology Corp.	20,463	90,250
First Hi-Tec Enterprise Co. Ltd.	6,000	50,297
Fitipower Integrated Technology, Inc.	10,629	50,535
Security Description	Shares	Value
Formosa Advanced Technologies Co. Ltd.	15,000	$27,307
Formosa Chemicals & Fibre Corp.	11,000	15,466
Formosa Plastics Corp.	14,000	20,100
Formosa Sumco Technology Corp.	2,000	8,164
Fortune Electric Co. Ltd.	1,210	29,786
Fositek Corp.	2,000	109,478
Foxsemicon Integrated Technology, Inc.	3,000	27,119
Fulgent Sun International Holding Co. Ltd.	5,197	12,550
Fulltech Fiber Glass Corp. (a)	8,000	23,972
G Shank Enterprise Co. Ltd.	6,000	15,296
Genius Electronic Optical Co. Ltd.	1,079	14,766
Global Brands Manufacture Ltd.	4,000	11,023
Global Unichip Corp.	1,000	67,720
Globalwafers Co. Ltd.	1,000	13,153
Gold Circuit Electronics Ltd.	34,800	936,128
Goldsun Building Materials Co. Ltd.	4,000	4,479
Grand Process Technology Corp.	2,000	172,036
Gudeng Precision Industrial Co. Ltd.	7,049	83,014
HD Renewable Energy Co. Ltd.	40,989	105,518
Hon Hai Precision Industry Co. Ltd. GDR	152,994	1,799,209
Hota Industrial Manufacturing Co. Ltd.	10,000	15,389
HTC Corp. (a)	6,000	7,357
Hwang Chang General Contractor Co. Ltd.	25,964	46,941
I-Chiun Precision Industry Co. Ltd.	13,000	53,879
Intelligo Technology, Inc. (a)	13,000	144,557
International Games System Co. Ltd.	16,000	376,853
ITE Technology, Inc.	1,000	3,581
ITEQ Corp.	3,000	13,935
Jentech Precision Industrial Co. Ltd.	3,299	391,608
Johnson Health Tech Co. Ltd.	9,000	34,063
JSL Construction & Development Co. Ltd.	7,000	10,510
Kaori Heat Treatment Co. Ltd.	4,000	105,849
Kenmec Mechanical Engineering Co. Ltd.	19,096	31,896
Kindom Development Co. Ltd.	14,300	14,224
Kinik Co.	2,000	26,619
Kinsus Interconnect Technology Corp.	8,919	87,321
L&K Engineering Co. Ltd.	4,099	67,184
LandMark Optoelectronics Corp.	4,000	197,060
Lian HWA Food Corp.	17,600	50,813
Lotus Pharmaceutical Co. Ltd.	3,000	19,424
See accompanying notes to financial statements.
118

STATE STREET SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Lumosa Therapeutics Co. Ltd. (a)	4,000	$17,892
Lung Yen Life Service Corp. (a)	51,000	74,737
LuxNet Corp.	19,000	202,956
M31 Technology Corp.	8,000	118,861
Machvision, Inc.	4,000	95,089
Macronix International Co. Ltd. (a)	14,000	50,579
MediaTek, Inc.	14,000	652,487
Merida Industry Co. Ltd.	5,000	10,150
Merry Electronics Co. Ltd.	3,000	7,835
MPI Corp.	1,000	112,449
Myson Century, Inc.	36,000	86,256
Nan Pao Resins Chemical Co. Ltd.	2,000	19,299
Nan Ya Plastics Corp.	16,000	36,985
Nanya Technology Corp. (a)	9,000	55,881
Nuvoton Technology Corp.	69,000	192,086
O-Bank Co. Ltd.	19,000	5,943
Oneness Biotech Co. Ltd. (a)	12,193	19,870
Orient Semiconductor Electronics Ltd.	65,000	101,658
Pan Jit International, Inc.	26,500	71,617
Pan-International Industrial Corp.	34,000	45,730
Pegavision Corp.	1,085	9,401
Pharmally International Holding Co. Ltd. (a) (c)	1,282	—
Phison Electronics Corp.	1,000	46,919
Phoenix Silicon International Corp.	17,000	96,246
Polaris Group (a)	8,205	4,915
Powerchip Semiconductor Manufacturing Corp. (a)	6,000	9,966
Quanta Computer, Inc.	8,000	69,690
Sakura Development Co. Ltd.	38,400	57,534
Sanyang Motor Co. Ltd.	40,000	72,943
Scientech Corp.	5,000	70,926
Shin Zu Shing Co. Ltd.	3,000	17,923
Shiny Chemical Industrial Co. Ltd.	1,200	5,105
ShunSin Technology Holding Ltd.	13,000	120,363
Silicon Integrated Systems Corp.	112,000	162,202
Sincere Navigation Corp.	82,000	107,726
SinoPac Financial Holdings Co. Ltd.	9,900	9,507
Solar Applied Materials Technology Corp.	5,000	13,998
Solomon Technology Corp.	12,000	40,350
Sporton International, Inc.	23,760	140,464
Sunonwealth Electric Machine Industry Co. Ltd.	2,074	7,979
Ta Ya Electric Wire & Cable	4,263	4,220
TaiMed Biologics, Inc. (a)	11,505	18,461
Taiwan Cogeneration Corp.	27,056	36,560
Taiwan Sakura Corp.	7,000	19,268
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	57,477	19,424,352
Security Description	Shares	Value
Taiwan Speciality Chemicals Corp.	8,000	$68,815
Taiwan Surface Mounting Technology Corp.	3,000	8,680
Taiwan Union Technology Corp.	6,000	106,788
Test Research, Inc.	5,000	39,959
Thinking Electronic Industrial Co. Ltd.	1,000	4,676
Tigerair Taiwan Co. Ltd.	19,000	29,210
Ttet Union Corp.	4,000	18,642
Unimicron Technology Corp.	2,045	28,433
Union Bank of Taiwan	48,085	30,909
Unitech Printed Circuit Board Corp.	16,239	37,334
United Integrated Services Co. Ltd.	7,000	179,762
United Microelectronics Corp. ADR	102,736	922,569
Universal Cement Corp.	33,000	30,296
Universal Microwave Technology, Inc.	5,000	222,865
UPI Semiconductor Corp.	5,000	25,258
Via Technologies, Inc.	23,000	37,554
Visual Photonics Epitaxy Co. Ltd.	18,000	138,786
Voltronic Power Technology Corp.	1,000	22,646
Win Semiconductors Corp.	2,000	21,989
Winbond Electronics Corp.	25,000	70,535
Wistron Corp.	4,000	15,327
XinTec, Inc.	15,000	72,021
Yageo Corp.	1,516	11,547
Yankey Engineering Co. Ltd.	3,450	59,892
Yulon Motor Co. Ltd.	16,896	14,375
		35,881,593
THAILAND — 0.1%
Amata Corp. PCL	120,800	69,594
B Grimm Power PCL	137,200	49,505
Bangkok Airways PCL	119,500	48,916
Bangkok Chain Hospital PCL	309,000	90,882
BCPG PCL	254,000	51,601
Bumrungrad Hospital PCL	14,100	69,688
Carabao Group PCL	50,200	58,222
Chularat Hospital PCL (d)	919,900	39,329
Chularat Hospital PCL (d)	500	21
CP ALL PCL NVDR	74,400	102,644
Delta Electronics Thailand PCL	46,900	368,317
Energy Absolute PCL (a)	743,010	61,279
Fabrinet (a)	100	52,152
Hana Microelectronics PCL	62,800	52,365
I-TAIL Corp. PCL	22,900	10,971
Jasmine Technology Solution PCL (a)	21,400	34,715
JMT Network Services PCL	103,800	27,225
KCE Electronics PCL	10,200	7,021
Krungthai Card PCL	6,400	5,773
Mega Lifesciences PCL	9,400	9,691
See accompanying notes to financial statements.
119

STATE STREET SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
MK Restaurants Group PCL	12,200	$7,028
Muangthai Capital PCL	8,800	7,671
Osotspa PCL	142,800	64,082
Plan B Media PCL	979,200	116,388
PTT PCL	190,000	201,637
Regional Container Lines PCL	44,200	42,216
SCB X PCL NVDR	9,400	41,043
Srisawad Corp. PCL	7,500	5,049
Star Petroleum Refining PCL	46,200	9,946
TOA Paint Thailand PCL	43,600	17,186
VGI PCL (b) (d)	1,853,506	52,267
VGI PCL (d)	500	14
WHA Corp. PCL	34,600	4,406
		1,778,844
TURKEY — 0.1%
Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim AS (a)	55,533	28,191
Akbank TAS	89,806	133,255
Baticim Bati Anadolu Cimento Sanayii AS (a)	795,864	106,461
BatiSoke Soke Cimento Sanayii TAS (a)	9,965	7,259
Cimsa Cimento Sanayi VE Ticaret AS	10,542	11,542
Destek Finans Faktoring AS (a)	778	32,918
Eldorado Gold Corp. (b)	2,902	99,336
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	30,079	12,991
Enerya Enerji AS	114,737	22,958
Grainturk Tarim AS (a)	10,857	55,164
Hektas Ticaret TAS (a)	1,151,890	74,065
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class D (a)	172,670	119,953
Katilimevim Tasarruf Finansman AS	16,054	28,224
LDR Turizm AS	6,748	17,674
Lydia Holding AS (a)	14,713	60,532
Margun Enerji Uretim Sanayi VE Ticaret AS (a)	38,260	45,115
Migros Ticaret AS	14,333	194,146
Nuh Cimento Sanayi AS	14,360	75,513
Oyak Cimento Fabrikalari AS	25,387	13,264
Pasifik Eurasia Lojistik Dis Ticaret AS (a)	10,820	30,164
Peker Gayrimenkul Yatirim Ortakligi AS REIT (a)	151,980	48,860
Petkim Petrokimya Holding AS (a)	70,314	33,545
Ral Yatirim Holding AS (a)	3,531	16,004
Reysas Tasimacilik ve Lojistik Ticaret AS (a)	1,796	740
Sok Marketler Ticaret AS (a)	31,638	34,796
Tera Yatirim Teknoloji Holding AS REIT (a)	188,701	74,242
Trust Anadolu Metal Madencilik Isletmeleri AS (a)	24,205	64,757
Security Description	Shares	Value
Turk Altin Isletmeleri AS (a)	40,198	$37,866
Turkiye Is Bankasi AS Class C	368,338	109,061
Ziraat Gayrimenkul Yatirim Ortakligi AS REIT	141,216	72,640
		1,661,236
UNITED ARAB EMIRATES — 0.2%
Abu Dhabi Commercial Bank PJSC	25,532	85,911
Abu Dhabi Islamic Bank PJSC	11,186	62,732
Agthia Group PJSC	31,353	30,301
Ajman Bank PJSC	611,625	224,783
Al Waha Capital PJSC	48,464	21,374
Alef Education Holding PLC	476,075	136,084
Amanat Holdings PJSC	781,573	257,453
Apex Investment Co. PSC (a)	114,688	105,218
Dana Gas PJSC	271,688	63,164
Deyaar Development PJSC	691,356	149,440
Dubai Taxi Co. PJSC	21,487	12,518
Emaar Properties PJSC	34,078	108,543
Emirates Central Cooling Systems Corp.	115,731	47,259
Emirates Telecommunications Group Co. PJSC	2,689	13,645
First Abu Dhabi Bank PJSC	11,531	53,365
Gulf Navigation Holding PJSC (a)	50,602	23,281
Parkin Co. PJSC	49,087	62,273
Phoenix Group PLC (a)	253,481	60,105
RAK Properties PJSC (a)	619,958	158,816
Space42 PLC (a)	486,986	176,324
Spinneys 1961 Holding PLC	72,261	23,213
Taaleem Holdings PJSC	290,469	244,344
Union Properties PJSC (a)	219,656	41,918
		2,162,064
UNITED KINGDOM — 2.6%
3i Group PLC	30,854	991,953
Aberdeen Group PLC	146,820	367,474
Alfa Financial Software Holdings PLC (e)	19,668	37,607
AO World PLC (a)	30,960	35,356
Aston Martin Lagonda Global Holdings PLC (a) (b) (e)	22,587	10,812
AstraZeneca PLC	15,559	3,014,042
AstraZeneca PLC ADR	7,394	1,458,245
Avon Technologies PLC	8,613	188,315
BAE Systems PLC	88,984	2,581,549
Barclays PLC	202,148	1,038,166
British American Tobacco PLC	16,519	952,161
British Land Co. PLC REIT	11,784	55,228
BT Group PLC	122,194	339,194
Burberry Group PLC (a)	4,947	70,977
Cerillion PLC	1,197	20,284
CK Hutchison Holdings Ltd.	136,920	1,040,845
Cohort PLC (b)	6,955	111,343
Compass Group PLC	43,344	1,191,738
See accompanying notes to financial statements.
120

STATE STREET SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Craneware PLC	8,846	$155,147
Diageo PLC	27,138	499,585
Hammerson PLC REIT	4,817	18,714
HSBC Holdings PLC	253,193	4,078,744
Imperial Brands PLC	9,391	378,576
J Sainsbury PLC	24,555	109,770
Land Securities Group PLC REIT	9,560	69,715
Lloyds Banking Group PLC	864,832	1,053,095
M&G PLC	43,782	157,040
Marks & Spencer Group PLC	26,853	120,114
National Grid PLC	27,950	467,908
Next PLC	7,217	1,206,286
Ocado Group PLC (a) (b)	4,901	11,637
Pearson PLC	10,147	132,417
Quilter PLC (e)	36,912	84,988
Reckitt Benckiser Group PLC	7,655	513,615
RELX PLC (d)	17,632	575,702
RELX PLC (d)	51,999	1,714,717
Rolls-Royce Holdings PLC	118,284	1,765,705
Sage Group PLC	14,213	157,026
Serica Energy PLC	3,023	11,720
Severn Trent PLC	24,882	1,013,887
Smith & Nephew PLC	45,263	707,306
Smiths Group PLC	34,748	1,044,745
SSE PLC	15,945	545,642
Standard Chartered PLC	48,678	998,180
TechnipFMC PLC	11,386	787,114
Telecom Plus PLC	5,975	101,800
Tesco PLC	93,120	580,954
THG PLC (a) (b)	28,473	10,919
Trustpilot Group PLC (a) (e)	9,628	24,504
Unilever PLC	31,105	1,722,352
United Utilities Group PLC	44,412	770,144
Vodafone Group PLC	330,266	493,446
Whitbread PLC	31,364	949,618
WPP PLC	34,372	105,837
		36,643,958
UNITED STATES — 63.6%
10X Genomics, Inc. Class A (a)	1,940	41,186
3M Co.	9,753	1,416,428
A10 Networks, Inc.	1,152	26,634
AAON, Inc. (b)	1,014	83,909
Abbott Laboratories	31,527	3,236,877
AbbVie, Inc.	26,054	5,666,484
Abercrombie & Fitch Co. Class A (a)	335	30,609
Accel Entertainment, Inc. (a)	16,599	181,095
Accenture PLC Class A	9,682	1,919,844
Acerinox SA	2,612	35,994
ACM Research, Inc. Class A (a)	3,414	134,341
ACV Auctions, Inc. Class A (a)	2,248	9,532
AdaptHealth Corp. (a)	505	6,010
Adaptive Biotechnologies Corp. (a)	3,503	48,622
Addus HomeCare Corp. (a)	100	9,365
Security Description	Shares	Value
Adient PLC (a)	1,425	$28,799
ADMA Biologics, Inc. (a)	3,261	29,382
Adobe, Inc. (a)	7,853	1,908,907
Advanced Micro Devices, Inc. (a)	20,761	4,223,410
Aehr Test Systems (a) (b)	1,205	44,681
AeroVironment, Inc. (a)	357	65,349
AES Corp.	5,748	80,989
Aeva Technologies, Inc. (a) (b)	2,555	33,624
Affiliated Managers Group, Inc.	318	87,991
Affirm Holdings, Inc. (a)	3,864	177,048
Aflac, Inc.	28,369	3,112,363
Agilent Technologies, Inc.	15,845	1,806,013
Agilysys, Inc. (a)	1,605	114,180
AGNC Investment Corp. REIT (b)	9,095	91,223
AH Realty Trust, Inc. REIT	1,106	6,083
Air Products & Chemicals, Inc.	3,080	894,709
Airbnb, Inc. Class A (a)	4,047	511,055
Akero Therapeutics, Inc. (a)	4,096	2,662
Albemarle Corp.	1,143	205,203
Alcoa Corp.	10,252	680,015
Alcon AG	5,299	390,789
Align Technology, Inc. (a)	376	64,458
Alignment Healthcare, Inc. (a)	1,925	33,919
Alkami Technology, Inc. (a) (b)	1,880	29,460
Allegiant Travel Co. (a)	814	65,967
Allegion PLC	3,315	481,636
Allstate Corp.	10,060	2,085,840
Ally Financial, Inc.	4,989	195,718
Alnylam Pharmaceuticals, Inc. (a)	1,090	360,648
Alpha & Omega Semiconductor Ltd. (a)	477	10,570
Alpha Metallurgical Resources, Inc. (a)	283	58,091
Alphabet, Inc. Class A	75,534	21,720,557
Alphabet, Inc. Class C	75,065	21,533,146
Alphatec Holdings, Inc. (a)	1,982	21,564
Altria Group, Inc.	19,923	1,314,719
Amazon.com, Inc. (a)	127,740	26,604,410
AMC Entertainment Holdings, Inc. Class A (a)	79,259	77,674
Amcor PLC CDI	5,738	221,217
Ameresco, Inc. Class A (a) (b)	623	15,887
American Airlines Group, Inc. (a)	2,342	25,153
American Battery Technology Co. (a) (b)	4,620	12,890
American Electric Power Co., Inc.	19,923	2,611,507
American Express Co.	15,408	4,660,612
American Healthcare REIT, Inc.	1,464	69,042
American Superconductor Corp. (a)	3,345	113,228
American Tower Corp. REIT	9,882	1,705,436
Amgen, Inc.	8,956	3,151,169
AMN Healthcare Services, Inc. (a)	1,950	35,763
See accompanying notes to financial statements.
121

STATE STREET SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Amphenol Corp. Class A	6,198	$783,117
Amplitude, Inc. Class A (a)	4,804	32,763
Amprius Technologies, Inc. (a) (b)	2,956	49,838
Amrize Ltd. (a)	7,219	391,158
Analog Devices, Inc.	9,500	3,022,330
AnaptysBio, Inc. (a)	305	16,915
Annaly Capital Management, Inc. REIT	4,586	96,994
Antero Resources Corp. (a)	853	36,201
Aon PLC Class A	2,545	821,475
AP Moller - Maersk AS Class B	118	292,116
APA Corp.	5,172	219,500
Apartment Investment & Management Co. Class A, REIT	23,078	93,927
Apellis Pharmaceuticals, Inc. (a)	443	17,822
Apogee Therapeutics, Inc. (a) (b)	100	8,417
Apollo Global Management, Inc.	1,404	156,434
Appfolio, Inc. Class A (a)	101	15,940
Appian Corp. Class A (a)	374	9,017
Apple, Inc.	206,656	52,447,226
Applied Digital Corp. (a)	7,500	178,050
Applied Materials, Inc.	16,208	5,539,732
Applied Optoelectronics, Inc. (a) (b)	3,743	316,620
AppLovin Corp. Class A (a)	3,116	1,240,168
Aptiv PLC (a)	100	6,944
Arbor Realty Trust, Inc. REIT	9,769	75,319
Arbutus Biopharma Corp. (a)	18,445	83,003
Archer Aviation, Inc. Class A (a)	11,619	60,070
Archer-Daniels-Midland Co.	18,411	1,338,296
Arcus Biosciences, Inc. (a)	5,669	122,450
Arcutis Biotherapeutics, Inc. (a)	3,140	73,978
Ardelyx, Inc. (a)	4,416	26,452
Argan, Inc.	301	163,940
Arista Networks, Inc. (a)	11,710	1,437,754
Arlo Technologies, Inc. (a)	1,875	26,681
ARMOUR Residential REIT, Inc. (b)	1,565	26,104
Array Technologies, Inc. (a) (b)	4,202	30,380
Arrowhead Pharmaceuticals, Inc. (a)	5,975	374,632
ARS Pharmaceuticals, Inc. (a) (b)	1,925	15,458
Arthur J Gallagher & Co.	1,732	375,117
Arvinas, Inc. (a)	3,426	36,316
Asana, Inc. Class A (a) (b)	4,071	26,054
ASP Isotopes, Inc. (a) (b)	3,840	16,973
AST SpaceMobile, Inc. (a) (b)	3,425	283,830
Astera Labs, Inc. (a)	1,546	169,442
Astrana Health, Inc. (a)	292	7,160
Astronics Corp. (a)	4,773	318,502
AT&T, Inc.	114,997	3,333,763
ATI, Inc. (a)	714	103,858
Atkore, Inc.	418	24,624
Atlassian Corp. Class A (a)	1,456	99,372
Security Description	Shares	Value
Atmus Filtration Technologies, Inc.	3,383	$192,053
Aurora Innovation, Inc. (a) (b)	18,465	76,076
Autodesk, Inc. (a)	376	90,014
Automatic Data Processing, Inc.	9,449	1,919,848
Avanos Medical, Inc. (a)	1,225	17,162
Aveanna Healthcare Holdings, Inc. (a)	4,155	26,758
AvePoint, Inc. (a)	10,152	96,546
Avis Budget Group, Inc. (a) (b)	100	14,585
Axcelis Technologies, Inc. (a)	443	41,234
Axon Enterprise, Inc. (a)	1,179	500,710
Axos Financial, Inc. (a)	435	37,014
Axsome Therapeutics, Inc. (a)	392	66,256
Baker Hughes Co.	7,977	486,996
Bancorp, Inc. (a)	6,826	366,761
Bank of America Corp.	134,980	6,580,275
Bank of New York Mellon Corp.	30,168	3,578,830
Barrett Business Services, Inc.	305	8,900
Bath & Body Works, Inc.	2,939	54,871
Baxter International, Inc.	19,260	323,568
Beam Therapeutics, Inc. (a)	1,202	28,644
Beazer Homes USA, Inc. (a)	3,104	59,721
Becton Dickinson & Co.	8,749	1,375,605
BellRing Brands, Inc. (a)	437	7,031
BeOne Medicines Ltd. Class H (a)	4,131	90,416
Berkshire Hathaway, Inc. Class B (a)	18,838	9,027,170
Better Home & Finance Holding Co. (a) (b)	235	8,371
BigBear.ai Holdings, Inc. (a) (b)	10,228	36,003
Bill Holdings, Inc. (a)	1,107	42,398
BioCryst Pharmaceuticals, Inc. (a)	9,796	93,258
Biogen, Inc. (a)	5,242	961,016
Biohaven Ltd. (a)	1,277	10,803
BioLife Solutions, Inc. (a)	2,978	56,820
Bit Digital, Inc. (a) (b)	32,713	42,854
Bitdeer Technologies Group Class A (a) (b)	3,463	29,955
BJ's Restaurants, Inc. (a)	1,565	54,932
Blackrock, Inc.	1,090	1,048,264
BlackSky Technology, Inc. (a) (b)	2,198	55,302
Blackstone, Inc.	4,179	480,543
Blend Labs, Inc. Class A (a)	13,584	23,093
Block, Inc. (a)	4,601	276,888
Block, Inc. CDI (a)	1,584	91,683
Bloom Energy Corp. Class A (a)	4,400	596,156
Blue Bird Corp. (a)	1,784	101,313
BlueLinx Holdings, Inc. (a)	318	17,229
Boeing Co. (a)	9,425	1,875,858
Booking Holdings, Inc.	657	2,766,180
Boot Barn Holdings, Inc. (a)	438	64,106
Boston Beer Co., Inc. Class A (a)	101	23,270
Boston Scientific Corp. (a)	19,955	1,252,176
BP PLC	217,462	1,738,668
See accompanying notes to financial statements.
122

STATE STREET SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Braze, Inc. Class A (a)	1,067	$25,192
Bridgebio Pharma, Inc. (a)	5,928	440,213
Brighthouse Financial, Inc. (a)	2,559	153,233
BrightSpire Capital, Inc. REIT (b)	63,296	354,458
Bristol-Myers Squibb Co.	30,182	1,830,538
Broadcom, Inc.	62,950	19,483,654
Builders FirstSource, Inc. (a)	1,014	83,483
Burlington Stores, Inc. (a)	100	32,538
Business First Bancshares, Inc. (b)	305	8,247
C3.ai, Inc. Class A (a) (b)	6,871	57,854
Cadence Design Systems, Inc. (a)	2,910	808,602
Cadre Holdings, Inc.	445	13,653
Caesars Entertainment, Inc. (a)	2,359	62,348
Calix, Inc. (a)	418	20,478
Calumet, Inc. (a)	2,715	97,468
Cantaloupe, Inc. (a) (b)	7,210	77,940
Capital City Bank Group, Inc.	1,534	66,668
Capital One Financial Corp.	17,304	3,156,769
CareDx, Inc. (a)	1,215	21,092
Carnival Corp.	9,882	255,746
Carnival PLC	2,340	58,167
Carpenter Technology Corp.	100	39,415
Carrier Global Corp.	9,882	556,455
Cars.com, Inc. (a) (b)	3,075	24,969
Carvana Co. (a)	1,597	502,065
Castle Biosciences, Inc. (a)	1,431	35,131
Catalyst Pharmaceuticals, Inc. (a)	5,573	137,987
Caterpillar, Inc.	8,934	6,329,382
Cava Group, Inc. (a) (b)	405	32,765
Cboe Global Markets, Inc.	1,428	401,368
CECO Environmental Corp. (a)	435	25,917
Celldex Therapeutics, Inc. (a)	2,996	95,033
Celsius Holdings, Inc. (a)	2,692	95,512
Centene Corp. (a)	1,178	38,568
Central Pacific Financial Corp.	405	12,944
Centrus Energy Corp. Class A (a) (b)	784	136,095
Century Aluminum Co. (a)	5,539	325,084
Century Communities, Inc.	1,212	69,545
Certara, Inc. (a)	8,349	47,589
CEVA, Inc. (a)	356	6,650
CF Industries Holdings, Inc.	3,008	390,559
CH Robinson Worldwide, Inc.	9,547	1,585,470
Champion Homes, Inc. (a)	2,319	172,464
Charles Schwab Corp.	27,081	2,545,072
Charter Communications, Inc. Class A (a)	2,654	572,946
Chefs' Warehouse, Inc. (a)	471	28,001
Chemours Co.	2,553	56,243
Chevron Corp.	36,440	7,539,436
Chipotle Mexican Grill, Inc. (a)	21,828	698,714
Chord Energy Corp.	1,914	272,133
Chubb Ltd.	11,052	3,602,178
Security Description	Shares	Value
Church & Dwight Co., Inc.	8,267	$771,476
Cigna Group	2,948	786,379
Cintas Corp.	2,390	404,245
Cipher Digital, Inc. (a) (b)	12,391	159,472
Cirrus Aircraft Ltd.	4,600	20,758
Cisco Systems, Inc.	73,137	5,674,700
Citigroup, Inc.	43,338	4,914,963
Citizens Financial Group, Inc.	5,741	344,288
Cleanspark, Inc. (a) (b)	8,646	73,577
Clear Channel Outdoor Holdings, Inc. (a)	65,103	154,294
Clear Secure, Inc. Class A	752	36,404
Clearwater Analytics Holdings, Inc. Class A (a)	1,026	24,265
Cleveland-Cliffs, Inc. (a)	4,400	37,180
Clorox Co.	9,026	935,364
Cloudflare, Inc. Class A (a)	4,115	849,089
Clover Health Investments Corp. (a) (b)	15,710	27,650
CME Group, Inc.	4,955	1,463,459
CNH Industrial NV	13,436	143,044
Coastal Financial Corp. (a)	1,558	118,564
Coca-Cola Co.	57,182	4,348,691
Coeur Mining, Inc. (a) (d)	34,034	638,818
Coeur Mining, Inc. (a) (d)	4,471	83,330
Cogent Biosciences, Inc. (a)	710	27,328
Cogent Communications Holdings, Inc.	2,625	49,455
Cognizant Technology Solutions Corp. Class A	20,006	1,227,368
Coherent Corp. (a)	870	207,243
Coinbase Global, Inc. Class A (a)	2,540	443,509
Colgate-Palmolive Co.	16,633	1,417,631
Collegium Pharmaceutical, Inc. (a)	2,640	87,305
Comcast Corp. Class A	50,940	1,462,487
Comfort Systems USA, Inc.	100	137,899
Compass, Inc. Class A (a)	24,933	182,260
Conagra Brands, Inc.	19,923	313,190
ConocoPhillips	27,516	3,632,112
Constellation Energy Corp.	5,814	1,623,559
Corcept Therapeutics, Inc. (a)	100	4,031
Core Natural Resources, Inc.	101	10,578
Core Scientific, Inc. (a) (b)	5,673	84,868
CoreWeave, Inc. Class A (a) (b)	2,584	200,182
CorMedix, Inc. (a) (b)	1,460	9,913
Corning, Inc.	21,764	2,959,251
Corsair Gaming, Inc. (a)	1,472	8,170
Corteva, Inc.	15,846	1,326,469
CoStar Group, Inc. (a)	5,877	237,078
Costco Wholesale Corp.	7,567	7,539,986
Coty, Inc. Class A (a) (b)	1,531	3,077
Coursera, Inc. (a) (b)	3,750	21,825
Covenant Logistics Group, Inc.	636	17,267
Cracker Barrel Old Country Store, Inc. (b)	530	14,898
See accompanying notes to financial statements.
123

STATE STREET SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Credo Technology Group Holding Ltd. (a)	1,630	$153,008
Crescent Energy Co. Class A	1,361	18,374
CRH PLC	16,124	1,654,664
Cricut, Inc. Class A (b)	1,586	5,932
Crocs, Inc. (a)	786	65,254
Crowdstrike Holdings, Inc. Class A (a)	3,094	1,207,929
CSX Corp.	65,979	2,708,438
Cullinan Therapeutics, Inc. (a) (b)	315	4,476
Cummins, Inc.	5,447	2,930,595
Customers Bancorp, Inc. (a)	335	23,252
CVS Health Corp.	26,290	1,888,148
Cytokinetics, Inc. (a)	464	30,582
Daily Journal Corp. (a) (b)	100	48,234
Dana, Inc.	438	14,739
Danaher Corp.	15,026	2,848,930
Datadog, Inc. Class A (a)	2,591	305,868
Dave & Buster's Entertainment, Inc. (a)	4,447	48,161
Dave, Inc. (a) (b)	100	17,409
Day One Biopharmaceuticals, Inc. (a)	2,094	44,895
Deckers Outdoor Corp. (a)	100	10,009
Deere & Co.	5,527	3,113,359
Definium Therapeutics, Inc. (a) (b)	7,600	143,640
Delek U.S. Holdings, Inc.	457	20,597
Dell Technologies, Inc. Class C	2,163	355,013
Devon Energy Corp.	4,441	223,471
Dexcom, Inc. (a)	2,690	168,932
DiamondRock Hospitality Co. REIT	6,088	57,045
Digi International, Inc. (a)	653	31,475
Digital Realty Trust, Inc. REIT	438	78,932
DigitalOcean Holdings, Inc. (a) (b)	1,162	99,676
Diversified Healthcare Trust REIT	9,505	63,113
DNOW, Inc. (a)	9,409	112,061
Docusign, Inc. (a)	1,585	75,145
Dollar General Corp.	357	42,387
Dollar Tree, Inc. (a)	7,441	814,864
DoorDash, Inc. Class A (a)	3,025	454,204
Dow, Inc.	16,130	671,814
Doximity, Inc. Class A (a)	1,866	43,478
DR Horton, Inc.	100	13,722
DraftKings, Inc. Class A (a)	6,324	136,725
Dream Finders Homes, Inc. Class A (a) (b)	1,114	15,507
Ducommun, Inc. (a)	676	82,472
Duke Energy Corp.	10,890	1,425,937
Duolingo, Inc. (a)	405	39,921
DuPont de Nemours, Inc.	11,632	532,746
Dutch Bros, Inc. Class A (a) (b)	371	18,795
DXC Technology Co. (a)	3,314	41,657
Security Description	Shares	Value
DXP Enterprises, Inc. (a)	405	$56,591
Dynatrace, Inc. (a)	1,160	42,897
Dyne Therapeutics, Inc. (a)	6,125	111,046
Dynex Capital, Inc. REIT	32,401	413,437
Eagle Bancorp, Inc.	1,115	27,730
Easterly Government Properties, Inc. REIT	22,514	482,475
Eaton Corp. PLC	7,960	2,847,053
eBay, Inc.	16,610	1,511,842
EchoStar Corp. Class A (a)	1,380	161,557
Ecolab, Inc.	6,814	1,812,660
Edison International	17,265	1,263,453
Eightco Holdings, Inc. (a)	3,315	3,090
Elanco Animal Health, Inc. (a)	4,169	99,764
Elastic NV (a)	436	21,796
Electronic Arts, Inc.	376	76,655
Elevance Health, Inc.	5,189	1,519,080
elf Beauty, Inc. (a)	600	36,366
Eli Lilly & Co.	11,156	10,260,954
Ellington Financial, Inc. REIT	7,228	85,652
Embecta Corp.	1,815	16,045
Emerson Electric Co.	19,923	2,610,311
Energy Fuels, Inc. (a) (b)	10,147	185,482
EnerSys	1,154	200,473
Enliven Therapeutics, Inc. (a)	460	18,032
Enova International, Inc. (a)	318	43,194
Enovix Corp. (a) (b)	7,060	36,571
Enphase Energy, Inc. (a)	1,494	56,488
Enviri Corp. (a)	2,566	50,345
EOG Resources, Inc.	14,408	2,082,965
Eos Energy Enterprises, Inc. (a) (b)	9,325	46,252
EPAM Systems, Inc. (a)	667	90,312
EQT Corp.	1,229	78,214
Equinix, Inc. REIT	653	640,097
Equity Bancshares, Inc. Class A	2,635	117,020
Equity Residential REIT	9,882	584,520
Essential Properties Realty Trust, Inc. REIT	4,946	150,161
Estee Lauder Cos., Inc. Class A	8,378	601,289
Etsy, Inc. (a)	758	37,885
Eve Holding, Inc. (a) (b)	6,385	15,835
EverQuote, Inc. Class A (a)	810	12,490
Evolv Technologies Holdings, Inc. (a)	15,542	94,029
Exelon Corp.	13,817	677,309
eXp World Holdings, Inc. (b)	5,161	30,914
Expedia Group, Inc.	742	171,320
Experian PLC	29,762	1,019,640
Expro Group Holdings NV (a)	1,164	20,265
Extreme Networks, Inc. (a)	3,462	52,207
Exxon Mobil Corp.	69,470	11,786,280
Fair Isaac Corp. (a)	100	106,754
Farmers National Banc Corp.	1,215	15,989
Fastenal Co.	40,065	1,859,016
Fastly, Inc. Class A (a)	3,842	111,649
See accompanying notes to financial statements.
124

STATE STREET SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
FB Financial Corp.	1,594	$82,792
FedEx Corp.	7,520	2,678,474
Ferguson Enterprises, Inc.	7,973	1,859,782
Fidelity National Information Services, Inc.	1,504	70,553
Figs, Inc. Class A (a)	1,411	20,840
Firefly Aerospace, Inc. (a)	407	11,587
First Busey Corp.	1,263	31,916
First Community Bankshares, Inc.	405	16,816
First Financial Corp.	100	6,320
First Solar, Inc. (a)	1,029	202,981
FirstEnergy Corp.	19,923	1,009,299
Fiserv, Inc. (a)	2,715	151,497
Five Star Bancorp	1,633	61,597
Five9, Inc. (a)	773	11,726
Fiverr International Ltd. (a) (b)	2,748	27,535
Flagstar Bank NA	2,535	33,386
Fluence Energy, Inc. (a)	2,942	40,482
Flutter Entertainment PLC Class DI (a) (b)	99	10,060
Flywire Corp. (a)	3,021	35,164
Ford Motor Co.	78,012	900,258
Fortinet, Inc. (a)	4,391	358,833
Fortive Corp.	9,765	539,809
Fox Corp. Class A	14,199	829,222
Franklin BSP Realty Trust, Inc. REIT	1,212	10,290
Franklin Resources, Inc. (b)	28,322	668,966
Freeport-McMoRan, Inc.	11,620	683,024
Freshpet, Inc. (a)	614	36,201
Freshworks, Inc. Class A (a)	2,252	18,084
Frontier Group Holdings, Inc. (a) (b)	3,362	11,868
FTAI Aviation Ltd.	1,229	301,105
FTAI Infrastructure, Inc. (b)	4,167	20,585
fuboTV, Inc. Class A (a) (b)	3,238	30,631
Fulgent Genetics, Inc. (a) (b)	2,201	34,996
Galaxy Digital, Inc. Class A (a) (b)	1,885	34,778
GameStop Corp. Class A (a)	5,009	115,407
GCI Liberty, Inc. Class C (a)	412	15,331
GE HealthCare Technologies, Inc.	3,327	236,816
GE Vernova, Inc.	3,270	2,854,383
Genco Shipping & Trading Ltd.	1,572	35,449
GeneDx Holdings Corp. (a)	1,015	65,183
Generac Holdings, Inc. (a)	439	85,750
General Dynamics Corp.	9,449	3,243,086
General Electric Co.	10,893	3,091,107
General Mills, Inc.	9,882	367,808
General Motors Co.	15,458	1,151,621
Gentherm, Inc. (a)	338	9,390
GEO Group, Inc. (a)	1,003	16,860
Geron Corp. (a) (b)	30,501	45,446
Gibraltar Industries, Inc. (a)	776	30,939
Security Description	Shares	Value
GigaCloud Technology, Inc. Class A (a)	100	$4,538
Gilead Sciences, Inc.	22,403	3,122,306
Ginkgo Bioworks Holdings, Inc. (a) (b)	9,293	56,966
Gitlab, Inc. Class A (a)	1,235	26,725
Gladstone Commercial Corp. REIT	36,153	413,229
Glaukos Corp. (a)	101	10,874
Global Payments, Inc.	477	32,102
Globalstar, Inc. (a) (b)	5,251	348,771
Gogo, Inc. (a)	1,472	5,917
Gold.com, Inc.	653	26,172
Goldman Sachs Group, Inc.	6,618	5,598,762
GoodRx Holdings, Inc. Class A (a) (b)	20,624	40,423
GRAIL, Inc. (a)	432	22,326
Green Brick Partners, Inc. (a)	2,350	151,457
Grid Dynamics Holdings, Inc. (a)	4,163	23,729
Groupon, Inc. (a) (b)	100	1,190
GSK PLC	49,947	1,359,455
Guardant Health, Inc. (a)	790	72,972
GXO Logistics, Inc. (a)	653	33,858
HA Sustainable Infrastructure Capital, Inc. (b)	2,962	108,853
Hackett Group, Inc.	1,620	21,076
Haemonetics Corp. (a)	101	5,692
Haleon PLC	118,574	584,487
Hallador Energy Co. (a)	335	5,454
Halliburton Co.	12,119	472,520
Harley-Davidson, Inc. (b)	318	6,430
Hawaiian Electric Industries, Inc. (a)	3,650	54,166
Hayward Holdings, Inc. (a)	1,452	19,428
HCA Healthcare, Inc.	836	395,629
Healthpeak Properties, Inc. REIT	27,119	445,565
HealthStream, Inc.	8,253	170,920
HeartFlow, Inc. (a) (b)	1,190	28,953
Hecla Mining Co.	4,626	86,182
Herc Holdings, Inc.	273	27,177
Hershey Co.	8,210	1,706,777
Hertz Global Holdings, Inc. (a) (b)	4,145	19,108
Hewlett Packard Enterprise Co.	39,970	951,686
Hims & Hers Health, Inc. (a) (b)	5,406	112,229
Holcim AG	7,219	583,234
Home Depot, Inc.	16,990	5,587,841
Honeywell International, Inc.	11,591	2,619,914
Host Hotels & Resorts, Inc. REIT	2,208	42,305
Hovnanian Enterprises, Inc. Class A (a)	1,552	172,132
Howmet Aerospace, Inc.	1,664	383,485
HP, Inc.	36,920	709,233
HubSpot, Inc. (a)	376	91,782
Hudson Pacific Properties, Inc. REIT (a)	1,082	6,395
Humana, Inc.	505	87,562
See accompanying notes to financial statements.
125

STATE STREET SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Huron Consulting Group, Inc. (a)	101	$12,876
I3 Verticals, Inc. Class A (a) (b)	1,229	27,480
Ibotta, Inc. Class A (a) (b)	457	13,696
Ichor Holdings Ltd. (a)	372	17,339
Ideaya Biosciences, Inc. (a)	2,644	88,098
IDEXX Laboratories, Inc. (a)	100	56,189
IDT Corp. Class B	418	20,524
Illinois Tool Works, Inc.	6,129	1,595,317
Illumina, Inc. (a)	1,112	137,065
ImmunityBio, Inc. (a) (b)	9,452	72,497
Immunome, Inc. (a) (b)	2,410	52,707
Immunovant, Inc. (a)	2,644	65,677
Independent Bank Corp.	810	26,973
Indivior Pharmaceuticals, Inc. (a)	1,787	54,468
Ingersoll Rand, Inc.	15,327	1,227,999
Ingevity Corp. (a)	100	7,123
Inmode Ltd. (a)	5,703	78,017
Innodata, Inc. (a) (b)	1,659	64,071
Innovative Industrial Properties, Inc. REIT	2,164	108,546
Innovex International, Inc. (a)	2,330	56,829
Insmed, Inc. (a)	702	114,791
Inspire Medical Systems, Inc. (a)	844	43,534
Installed Building Products, Inc.	43	11,401
Insteel Industries, Inc.	1,452	48,802
Insulet Corp. (a)	101	21,194
Intapp, Inc. (a)	2,256	57,957
Intel Corp. (a)	68,900	3,040,557
Intellia Therapeutics, Inc. (a) (b)	3,068	39,332
Intercontinental Exchange, Inc.	7,963	1,252,421
InterContinental Hotels Group PLC	7,791	1,015,946
International Business Machines Corp.	16,150	3,914,598
International Flavors & Fragrances, Inc.	2,975	215,836
International Seaways, Inc.	792	57,721
Intuit, Inc.	5,724	2,474,943
Intuitive Machines, Inc. (a) (b)	4,924	91,389
Intuitive Surgical, Inc. (a)	4,131	1,904,350
IonQ, Inc. (a) (b)	3,725	107,392
Iovance Biotherapeutics, Inc. (a)	11,912	41,811
IRhythm Holdings, Inc. (a)	101	11,920
Iridium Communications, Inc.	1,750	48,545
Itron, Inc. (a)	676	60,590
Ivanhoe Electric, Inc. (a)	2,623	31,004
J.M. Smucker Co.	7,842	756,282
Janus International Group, Inc. (a)	6,346	32,682
Janux Therapeutics, Inc. (a)	710	9,869
JetBlue Airways Corp. (a)	5,298	23,417
JFrog Ltd. (a)	1,108	51,998
Joby Aviation, Inc. (a) (b)	4,065	33,577
Johnson & Johnson	30,916	7,557,107
Johnson Controls International PLC	22,818	2,988,017
JPMorgan Chase & Co.	43,956	12,930,097
Security Description	Shares	Value
Karman Holdings, Inc. (a) (b)	457	$36,583
Kenvue, Inc.	18,408	317,354
Keysight Technologies, Inc. (a)	9,880	2,789,816
Kforce, Inc.	2,810	82,164
Kimberly-Clark Corp.	9,882	953,317
Kimco Realty Corp. REIT	1,557	34,986
Kinder Morgan, Inc.	14,709	493,193
Kiniksa Pharmaceuticals International PLC (a)	853	41,072
Kirby Corp. (a)	1,154	153,344
KKR & Co., Inc.	8,623	797,627
KKR Real Estate Finance Trust, Inc. REIT	4,844	29,645
KLA Corp.	1,010	1,487,134
Kohl's Corp. (b)	7,956	102,632
Koppers Holdings, Inc.	1,870	72,332
Kraft Heinz Co.	1,142	25,684
Kratos Defense & Security Solutions, Inc. (a)	1,416	99,842
Krispy Kreme, Inc. (b)	3,365	11,407
Krystal Biotech, Inc. (a)	2	517
Kura Oncology, Inc. (a)	3,477	28,268
Kura Sushi USA, Inc. Class A (a) (b)	100	6,979
Kymera Therapeutics, Inc. (a)	1,488	123,936
Kyndryl Holdings, Inc. (a)	3,297	43,257
Lam Research Corp.	12,860	2,747,668
Lamb Weston Holdings, Inc.	6,728	284,325
Landbridge Co. LLC Class A	832	57,450
Lantheus Holdings, Inc. (a)	4,074	309,013
Las Vegas Sands Corp.	9,882	532,442
Lattice Semiconductor Corp. (a)	101	9,369
Legacy Housing Corp. (a) (b)	2,633	53,792
Legalzoom.com, Inc. (a)	4,444	25,197
Leidos Holdings, Inc.	2,558	397,820
Lemonade, Inc. (a)	843	52,839
LendingClub Corp. (a)	4,460	63,867
LendingTree, Inc. (a)	2,535	108,701
LENZ Therapeutics, Inc. (a) (b)	405	3,706
LGI Homes, Inc. (a)	43	1,700
Liberty Broadband Corp. Class C (a)	1,474	74,142
Life360, Inc. (a) (b)	1,616	65,965
Limbach Holdings, Inc. (a) (b)	405	31,610
Lindblad Expeditions Holdings, Inc. (a)	7,588	131,272
Linde PLC (d)	7,072	3,506,015
Linde PLC (d)	834	414,547
Liquidity Services, Inc. (a)	305	9,324
Live Oak Bancshares, Inc.	2,195	72,589
LiveRamp Holdings, Inc. (a)	1,890	50,123
Loar Holdings, Inc. (a)	357	20,453
Lockheed Martin Corp.	5,673	3,428,704
Lowe's Cos., Inc.	13,969	3,300,595
Lucid Group, Inc. (a) (b)	3,333	31,763
Lululemon Athletica, Inc. (a)	764	116,968
Lumen Technologies, Inc. (a)	13,949	96,946
See accompanying notes to financial statements.
126

STATE STREET SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Lumentum Holdings, Inc. (a) (b)	507	$356,299
Lyft, Inc. Class A (a)	5,147	68,455
LyondellBasell Industries NV Class A	9,781	787,957
M&T Bank Corp.	7,618	1,574,793
M/I Homes, Inc. (a)	855	104,695
Macy's, Inc.	4,173	75,490
Madrigal Pharmaceuticals, Inc. (a)	392	205,200
Magnite, Inc. (a) (b)	6,471	76,875
Maplebear, Inc. (a)	257	9,627
MARA Holdings, Inc. (a) (b)	6,020	49,123
Marathon Petroleum Corp.	11,237	2,743,851
Marqeta, Inc. Class A (a)	4,112	16,777
Marsh & McLennan Cos., Inc.	9,476	1,643,612
Marvell Technology, Inc.	9,314	922,552
Mastercard, Inc. Class A	10,146	5,069,550
Matador Resources Co.	3,076	194,342
Match Group, Inc.	1,128	34,641
Matson, Inc.	1,054	172,793
Mattel, Inc. (a)	675	9,808
MaxLinear, Inc. (a)	477	8,295
McCormick & Co., Inc.	17,313	873,268
McDonald's Corp.	9,449	2,936,655
McKesson Corp.	3,183	2,754,441
MediaAlpha, Inc. Class A (a)	701	6,519
Medtronic PLC	30,474	2,640,572
Merchants Bancorp (b)	2,600	111,566
Merck & Co., Inc.	39,783	4,785,497
Meta Platforms, Inc. Class A	31,004	17,738,319
MetLife, Inc.	29,530	2,088,362
Metrocity Bankshares, Inc.	100	2,867
Metropolitan Bank Holding Corp.	1,520	126,601
Microchip Technology, Inc.	1,885	121,790
Micron Technology, Inc.	14,440	4,878,410
Microsoft Corp.	100,220	37,098,437
Microvast Holdings, Inc. (a) (b)	8,790	13,185
Middlesex Water Co.	1,891	98,427
MiMedx Group, Inc. (a)	1,880	7,426
Moderna, Inc. (a)	4,481	227,635
Modine Manufacturing Co. (a)	3,658	792,725
Molina Healthcare, Inc. (a)	100	13,330
Monarch Casino & Resort, Inc.	1,189	113,668
Monday.com Ltd. (a)	394	27,229
Mondelez International, Inc. Class A	9,882	569,598
MongoDB, Inc. (a)	859	210,257
Monolithic Power Systems, Inc.	420	459,207
Montrose Environmental Group, Inc. (a)	1,232	26,968
Moody's Corp.	415	181,044
Morgan Stanley	27,588	4,540,157
Mosaic Co.	9,095	231,922
MP Materials Corp. (a) (b)	1,272	61,387
Myriad Genetics, Inc. (a)	2,675	12,038
N-able, Inc. (a)	853	3,984
Security Description	Shares	Value
Nabors Industries Ltd. (a) (b)	1,620	$139,417
NANO Nuclear Energy, Inc. (a)	728	14,909
Napco Security Technologies, Inc.	1,129	44,471
Natera, Inc. (a)	483	96,595
National Beverage Corp. (a)	477	16,051
National Presto Industries, Inc.	305	41,803
National Vision Holdings, Inc. (a)	736	19,062
Natural Grocers by Vitamin Cottage, Inc. (b)	1,098	28,383
Navitas Semiconductor Corp. (a) (b)	2,856	25,047
NB Bancorp, Inc.	4,155	87,546
nCino, Inc. (a)	392	5,872
Neogen Corp. (a)	1,571	14,595
NeoGenomics, Inc. (a)	3,738	27,736
Nestle SA	37,157	3,626,224
NetApp, Inc.	9,882	1,011,818
Netflix, Inc. (a)	55,457	5,332,191
Newmont Corp.	9,882	1,069,726
Newmont Corp. CDI	6,364	660,562
News Corp. Class A	5,222	130,184
NexPoint Residential Trust, Inc. REIT	18,497	462,425
NextDecade Corp. (a) (b)	3,319	25,424
Nextdoor Holdings, Inc. (a)	16,529	23,141
NextEra Energy, Inc.	39,908	3,706,655
NextNav, Inc. (a) (b)	3,517	56,342
Nextpower, Inc. Class A (a)	1,480	178,414
NIKE, Inc. Class B	25,524	1,348,178
NioCorp Developments Ltd. (a) (b)	2,545	11,351
NMI Holdings, Inc. (a)	384	14,404
Noble Corp. PLC	92	4,514
Norfolk Southern Corp.	7,828	2,246,636
Northeast Bank	505	56,747
Northrop Grumman Corp.	4,073	2,778,764
Norwegian Cruise Line Holdings Ltd. (a)	1,955	36,559
NOV, Inc.	4,441	83,535
Novartis AG	26,009	3,911,950
Novavax, Inc. (a) (b)	4,084	33,244
Novocure Ltd. (a)	1,589	17,320
NPK International, Inc. (a)	15,738	228,044
NRG Energy, Inc.	1,554	227,102
Nucor Corp.	1,229	207,824
Nurix Therapeutics, Inc. (a)	3,225	49,988
NuScale Power Corp. (a) (b)	2,735	29,647
Nutanix, Inc. Class A (a)	401	15,242
Nutex Health, Inc. (a) (b)	100	9,504
Nuvalent, Inc. Class A (a)	443	45,385
Nuvation Bio, Inc. (a) (b)	16,115	69,133
nVent Electric PLC	745	88,119
NVIDIA Corp.	338,786	59,084,278
Occidental Petroleum Corp.	11,777	765,505
Oceaneering International, Inc. (a)	7,441	263,932
See accompanying notes to financial statements.
127

STATE STREET SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Oklo, Inc. (a) (b)	1,566	$77,658
Okta, Inc. (a)	1,490	117,278
Olaplex Holdings, Inc. (a)	4,055	8,232
Old Dominion Freight Line, Inc.	2,660	519,764
ON Semiconductor Corp. (a)	2,357	145,945
Ondas, Inc. (a) (b)	3,750	33,900
Opendoor Technologies, Inc. (a) (b)	26,411	123,603
OPKO Health, Inc. (a)	9,120	10,397
Optimum Communications, Inc. Class A (a) (b)	31,760	41,288
Oracle Corp.	26,086	3,837,511
O'Reilly Automotive, Inc. (a)	29,512	2,724,253
Organon & Co.	3,483	20,863
ORIC Pharmaceuticals, Inc. (a)	257	3,256
Ormat Technologies, Inc. (b)	1,890	211,529
Orrstown Financial Services, Inc.	2,230	80,458
Oscar Health, Inc. Class A (a)	2,509	28,778
Otis Worldwide Corp.	4,946	381,238
Ouster, Inc. (a) (b)	971	17,837
Ovintiv, Inc.	101	5,995
Pagaya Technologies Ltd. Class A (a) (b)	3,750	43,688
PagerDuty, Inc. (a)	1,597	9,917
Palantir Technologies, Inc. Class A (a)	30,483	4,459,053
Palo Alto Networks, Inc. (a)	6,888	1,104,284
Palomar Holdings, Inc. (a)	1,794	214,383
Par Pacific Holdings, Inc. (a)	475	29,754
PAR Technology Corp. (a) (b)	774	10,317
Paragon 28, Inc. (a)	646	58
Paramount Skydance Corp. Class B	7,540	68,011
Parker-Hannifin Corp.	2,997	2,683,034
Pathward Financial, Inc.	1,407	125,547
Patterson-UTI Energy, Inc.	9,029	97,784
Paymentus Holdings, Inc. Class A (a)	4,088	103,835
Payoneer Global, Inc. (a)	5,300	25,599
PayPal Holdings, Inc.	21,140	956,162
PBF Energy, Inc. Class A	3,815	181,670
PDF Solutions, Inc. (a)	443	14,491
Peabody Energy Corp.	2,723	89,723
Peapack-Gladstone Financial Corp.	1,790	63,026
Pediatrix Medical Group, Inc. (a)	710	15,187
Peloton Interactive, Inc. Class A (a)	19,821	85,032
Penn Entertainment, Inc. (a)	1,203	18,081
Pennant Group, Inc. (a)	2,733	83,302
PennyMac Financial Services, Inc.	384	33,562
Pentair PLC	745	64,897
Penumbra, Inc. (a)	418	137,259
PepsiCo, Inc.	19,873	3,086,078
Perpetua Resources Corp. (a) (b)	3,850	108,262
Security Description	Shares	Value
Petco Health & Wellness Co., Inc. (a) (b)	7,905	$21,976
Pfizer, Inc.	85,601	2,403,676
PG&E Corp.	1,981	34,806
Philip Morris International, Inc.	19,923	3,294,069
Phillips 66 Co.	4,919	896,143
Photronics, Inc. (a)	2,220	89,710
Phreesia, Inc. (a) (b)	7,370	61,761
Pinterest, Inc. Class A (a)	5,999	110,022
Planet Labs PBC (a)	17,214	481,131
Plug Power, Inc. (a) (b)	25,539	57,718
PNC Financial Services Group, Inc.	9,882	2,056,345
Porch Group, Inc. (a) (b)	1,785	12,798
Powell Industries, Inc.	676	365,770
Power Solutions International, Inc. (a) (b)	100	6,088
PPG Industries, Inc.	3,156	337,313
PPL Corp.	29,853	1,140,385
Praxis Precision Medicines, Inc. (a)	505	162,706
Preformed Line Products Co.	338	91,513
Prime Medicine, Inc. (a)	2,645	9,205
Privia Health Group, Inc. (a)	376	7,734
PROCEPT BioRobotics Corp. (a) (b)	675	16,882
Procter & Gamble Co.	34,945	5,047,456
PROG Holdings, Inc.	1,014	29,092
Progressive Corp.	8,180	1,621,603
Prologis, Inc. REIT	24,169	3,194,658
ProPetro Holding Corp. (a)	3,750	54,038
Protagonist Therapeutics, Inc. (a)	1,129	118,997
Prudential Financial, Inc.	14,986	1,463,982
PTC Therapeutics, Inc. (a)	2,536	172,778
Public Service Enterprise Group, Inc.	19,923	1,612,767
Public Storage REIT	8,017	2,171,645
Pulse Biosciences, Inc. (a) (b)	505	10,903
PulteGroup, Inc.	2,856	335,894
PureCycle Technologies, Inc. (a) (b)	6,064	31,472
Pursuit Attractions & Hospitality, Inc. (a)	1,116	40,879
Q2 Holdings, Inc. (a)	3,358	158,833
Qnity Electronics, Inc.	5,793	668,396
QUALCOMM, Inc.	20,073	2,585,001
Quanex Building Products Corp.	1,114	20,019
Quanta Services, Inc.	357	196,000
Quantum Computing, Inc. (a) (b)	3,682	25,222
QuantumScape Corp. (a) (b)	11,335	72,317
QuidelOrtho Corp. (a) (b)	101	1,659
QuinStreet, Inc. (a)	1,797	21,582
QXO, Inc. (a) (b)	5,940	115,355
RadNet, Inc. (a)	1,572	87,859
Ralliant Corp.	3,276	136,249
See accompanying notes to financial statements.
128

STATE STREET SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Ramaco Resources, Inc. Class A (a) (b)	2,252	$34,816
Range Resources Corp.	752	33,975
Rayonier, Inc. REIT	3,298	68,005
RealReal, Inc. (a)	3,993	36,256
Recursion Pharmaceuticals, Inc. Class A (a) (b)	7,211	22,138
Red Cat Holdings, Inc. (a) (b)	3,168	41,469
Reddit, Inc. Class A (a)	1,219	164,138
Redwire Corp. (a)	8,502	72,267
Regency Centers Corp. REIT	800	60,528
Regeneron Pharmaceuticals, Inc.	1,481	1,144,280
Relay Therapeutics, Inc. (a)	8,410	83,680
Remitly Global, Inc. (a)	4,785	74,981
Repligen Corp. (a)	360	42,415
Resideo Technologies, Inc. (a)	1,914	64,521
Revolution Medicines, Inc. (a)	722	70,215
Revolve Group, Inc. (a)	4,109	92,904
RH (a)	100	13,982
Rhythm Pharmaceuticals, Inc. (a)	3,060	266,128
Richtech Robotics, Inc. Class B (a) (b)	3,650	7,629
Rigetti Computing, Inc. (a)	4,472	62,787
Riley Exploration Permian, Inc.	1,620	59,049
RingCentral, Inc. Class A	1,229	45,707
Riot Platforms, Inc. (a)	7,569	93,553
Riskified Ltd. Class A (a)	3,156	12,372
Rivian Automotive, Inc. Class A (a) (b)	11,760	176,988
RLJ Lodging Trust REIT (b)	4,834	35,868
Robinhood Markets, Inc. Class A (a)	9,068	628,412
ROBLOX Corp. Class A (a)	5,949	336,475
Roche Holding AG	9,766	3,824,728
Rocket Cos., Inc. Class A (a)	6,410	91,343
Rocket Lab Corp. (a)	6,286	403,687
Roivant Sciences Ltd. (a)	4,896	135,619
Roku, Inc. (a)	1,509	142,782
Root, Inc. Class A (a) (b)	405	17,889
Ross Stores, Inc.	15,106	3,272,413
Royal Caribbean Cruises Ltd.	1,855	510,459
Royal Gold, Inc.	84	21,377
RTX Corp.	32,026	6,177,815
Rubrik, Inc. Class A (a)	1,165	57,050
Rumble, Inc. (a) (b)	1,520	7,752
S&P Global, Inc.	5,681	2,416,357
Sable Offshore Corp. (a)	4,265	70,458
Safehold, Inc. REIT	2,170	29,360
Saia, Inc. (a)	100	35,128
Salesforce, Inc.	16,629	3,104,135
Samsara, Inc. Class A (a)	1,652	52,352
Sana Biotechnology, Inc. (a) (b)	6,409	18,458
Sandisk Corp. (a)	2,598	1,650,613
Sanofi SA	14,326	1,365,411
Sarepta Therapeutics, Inc. (a)	756	16,451
Security Description	Shares	Value
Schneider Electric SE	10,181	$2,687,468
Scholar Rock Holding Corp. (a)	4,230	207,947
Schrodinger, Inc. (a)	6,440	73,158
Seagate Technology Holdings PLC	4,915	1,925,500
Select Water Solutions, Inc.	24,491	374,712
SEMrush Holdings, Inc. Class A (a)	7,043	84,093
SentinelOne, Inc. Class A (a)	1,967	25,335
Serve Robotics, Inc. (a) (b)	3,405	28,738
ServiceNow, Inc. (a)	10,766	1,125,585
SES AI Corp. (a) (b)	6,730	6,474
Sezzle, Inc. (a) (b)	744	47,088
SHARPLINK, Inc. (a) (b)	100	645
Shell PLC	101,700	4,805,223
Shenandoah Telecommunications Co.	418	6,446
Sherwin-Williams Co.	1,082	346,835
Shift4 Payments, Inc. Class A (a) (b)	1,179	51,558
Shoals Technologies Group, Inc. Class A (a) (b)	2,920	19,214
SI-BONE, Inc. (a)	1,522	19,223
Simon Property Group, Inc. REIT	9,882	1,843,289
Sinch AB (a) (b) (e)	5,338	13,813
SiteOne Landscape Supply, Inc. (a)	338	44,991
SiTime Corp. (a)	101	34,880
Six Flags Entertainment Corp. (a) (b)	2,280	40,470
SLB Ltd.	20,400	1,048,356
SM Energy Co.	376	11,724
Snap, Inc. Class A (a)	12,874	59,220
Snowflake, Inc. (a)	3,314	499,817
SoFi Technologies, Inc. (a)	13,164	209,044
SolarEdge Technologies, Inc. (a) (b)	1,033	52,735
Solaris Energy Infrastructure, Inc.	1,195	67,529
Soleno Therapeutics, Inc. (a)	100	3,348
Solid Power, Inc. (a) (b)	3,850	11,550
Solstice Advanced Materials, Inc.	2,909	221,549
Solventum Corp. (a)	2,379	155,349
Sonos, Inc. (a)	4,490	60,166
Sotera Health Co. (a)	1,054	15,114
SoundHound AI, Inc. Class A (a) (b)	7,951	54,623
South Plains Financial, Inc.	1,420	59,498
Southern Co.	9,882	953,811
Southern Missouri Bancorp, Inc.	1,115	71,293
Spotify Technology SA (a)	1,620	785,554
Sprinklr, Inc. Class A (a)	1,799	10,794
Sprout Social, Inc. Class A (a)	7,813	44,534
Sprouts Farmers Market, Inc. (a)	266	20,517
Spyre Therapeutics, Inc. (a) (b)	305	15,384
STAAR Surgical Co. (a) (b)	702	13,127
Standard BioTools, Inc. (a) (b)	15,433	14,188
See accompanying notes to financial statements.
129

STATE STREET SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Starbucks Corp.	24,487	$2,193,790
State Street Corp. (f)	9,882	1,250,666
Stellantis NV (b)	28,590	199,592
Sterling Infrastructure, Inc. (a)	100	40,727
Stoke Therapeutics, Inc. (a)	2,940	95,726
Strategy, Inc. (a)	3,459	431,683
Stride, Inc. (a)	760	67,009
Stryker Corp.	6,384	2,097,719
Sunrun, Inc. (a)	4,648	63,027
Super Micro Computer, Inc. (a)	6,662	151,694
Surgery Partners, Inc. (a) (b)	418	4,983
Sweetgreen, Inc. Class A (a) (b)	5,308	27,549
Swiss Re AG (b)	9,400	1,546,487
Synchrony Financial	11,023	749,784
Syndax Pharmaceuticals, Inc. (a)	1,860	43,450
Synopsys, Inc. (a)	1,597	633,179
Sysco Corp.	19,923	1,421,108
Take-Two Interactive Software, Inc. (a)	283	55,893
Talen Energy Corp. (a)	301	96,088
Tandem Diabetes Care, Inc. (a)	844	16,179
Tapestry, Inc.	9,482	1,338,005
Target Corp.	9,882	1,197,698
Target Hospitality Corp. (a) (b)	376	3,489
Teladoc Health, Inc. (a) (b)	14,601	79,575
Teledyne Technologies, Inc. (a)	714	431,977
Tempus AI, Inc. Class A (a) (b)	826	37,352
Teradyne, Inc.	307	91,013
Terawulf, Inc. (a) (b)	9,357	135,022
Tesla, Inc. (a)	39,621	14,729,107
Texas Instruments, Inc.	17,361	3,370,465
Texas Pacific Land Corp.	330	156,605
TG Therapeutics, Inc. (a)	6,315	209,784
Thermo Fisher Scientific, Inc.	8,040	3,951,901
Thermon Group Holdings, Inc. (a)	3,818	192,427
Thor Industries, Inc.	100	7,989
ThredUp, Inc. Class A (a)	1,628	5,340
Titan SA	522	27,065
TJX Cos., Inc.	35,126	5,609,622
T-Mobile U.S., Inc.	3,436	721,663
Toast, Inc. Class A (a)	4,860	128,839
Trade Desk, Inc. Class A (a)	5,373	121,913
Trane Technologies PLC	5,713	2,380,836
Transcat, Inc. (a)	338	24,826
TransDigm Group, Inc.	100	115,896
TransMedics Group, Inc. (a) (b)	2,546	253,098
Transocean Ltd. (a) (b)	2,119	14,049
Travelers Cos., Inc.	9,882	2,882,382
Travere Therapeutics, Inc. (a)	710	21,094
Trex Co., Inc. (a)	1,549	56,415
Triumph Financial, Inc. (a)	1,156	68,967
Trump Media & Technology Group Corp. (a)	1,267	11,758
Trupanion, Inc. (a)	765	19,592
Turning Point Brands, Inc.	1,016	88,179
Security Description	Shares	Value
Twilio, Inc. Class A (a)	1,561	$196,405
Twist Bioscience Corp. (a) (b)	2,645	125,690
Tyson Foods, Inc. Class A	15,368	984,628
U.S. Antimony Corp. (a) (b)	2,545	22,218
U.S. Bancorp	30,182	1,569,766
U.S. Lime & Minerals, Inc.	710	92,733
Uber Technologies, Inc. (a)	22,367	1,608,858
Udemy, Inc. (a)	9,698	44,805
UiPath, Inc. Class A (a) (b)	4,135	45,899
Ultra Clean Holdings, Inc. (a)	477	29,660
UMH Properties, Inc. REIT	57,105	824,025
Union Pacific Corp.	13,216	3,206,466
United Parcel Service, Inc. Class B	9,882	972,191
United Rentals, Inc.	320	233,139
UnitedHealth Group, Inc.	13,947	3,773,919
Uniti Group, Inc.	12,523	117,466
Unitil Corp.	7,653	399,793
Unity Software, Inc. (a)	4,238	92,982
Universal Corp.	362	19,077
Universal Technical Institute, Inc. (a) (b)	1,520	54,872
Upstart Holdings, Inc. (a) (b)	1,979	50,761
Upwork, Inc. (a) (b)	3,727	40,848
Uranium Energy Corp. (a)	5,367	72,455
USA Rare Earth, Inc. (a) (b)	1,909	28,893
USA TODAY Co., Inc. (a) (b)	6,730	47,447
UWM Holdings Corp.	4,616	16,710
Valero Energy Corp.	9,821	2,426,573
Varonis Systems, Inc. (a)	770	16,532
Vaxcyte, Inc. (a)	318	18,479
Veeva Systems, Inc. Class A (a)	855	150,189
Vera Therapeutics, Inc. (a)	505	20,316
Veracyte, Inc. (a)	732	23,578
Veralto Corp.	5,198	459,607
Veris Residential, Inc. REIT	418	7,888
Verizon Communications, Inc.	40,102	2,013,120
Versant Media Group, Inc. (a)	2,025	74,966
Vertex Pharmaceuticals, Inc. (a)	1,887	842,621
Vertex, Inc. Class A (a)	3,748	44,564
Vertiv Holdings Co. Class A	4,902	1,228,343
Viasat, Inc. (a)	100	4,580
Viatris, Inc.	12,508	168,983
Vicor Corp. (a)	1,529	246,169
Victoria's Secret & Co. (a)	1,037	48,075
Viking Therapeutics, Inc. (a) (b)	1,129	36,738
Vir Biotechnology, Inc. (a)	1,124	10,071
Viridian Therapeutics, Inc. (a)	2,252	44,049
Visa, Inc. Class A	27,383	8,276,238
Vistance Networks, Inc. (a)	7,905	143,871
Vistra Corp.	4,147	623,419
Vita Coco Co., Inc. (a)	1,472	70,524
Vital Farms, Inc. (a) (b)	1,524	21,519
Vobile Group Ltd. (a) (b)	86,000	37,624
Vontier Corp.	3,832	135,921
See accompanying notes to financial statements.
130

STATE STREET SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Voyager Technologies, Inc. Class A (a) (b)	2,880	$67,363
VSE Corp.	407	75,051
Walgreens Boots Alliance, Inc. (a)	636	337
Walmart, Inc.	59,511	7,396,027
Walt Disney Co.	31,624	3,047,921
Warby Parker, Inc. Class A (a) (b)	2,199	46,333
Warner Bros Discovery, Inc. (a)	28,603	785,438
Waste Management, Inc.	12,443	2,859,277
Waters Corp. (a)	1,183	352,297
WaVe Life Sciences Ltd. (a)	1,015	7,359
Wayfair, Inc. Class A (a)	1,526	114,770
Wells Fargo & Co.	62,228	4,953,971
Welltower, Inc. REIT	4,845	957,905
WesBanco, Inc.	320	11,037
Western Digital Corp.	7,794	2,108,199
Whitestone REIT	4,794	77,423
Williams Cos., Inc.	18,101	1,317,391
Willis Lease Finance Corp.	305	51,929
Winnebago Industries, Inc.	438	13,574
Workday, Inc. Class A (a)	1,140	148,109
World Acceptance Corp. (a)	438	59,148
Xenia Hotels & Resorts, Inc. REIT	1,054	15,631
Xometry, Inc. Class A (a) (b)	2,130	86,989
XPO, Inc. (a)	736	143,189
YETI Holdings, Inc. (a)	2,208	80,791
Yext, Inc. (a)	5,166	19,837
Yum! Brands, Inc.	9,882	1,536,453
Zeta Global Holdings Corp. Class A (a) (b)	4,897	77,960
Zillow Group, Inc. Class C (a)	1,590	65,794
Zoetis, Inc.	6,429	759,972
Zoom Communications, Inc. (a)	2,983	239,803
ZoomInfo Technologies, Inc. (a) (b)	2,632	15,739
Zscaler, Inc. (a)	1,222	171,434
		902,590,286
ZAMBIA — 0.0% *
First Quantum Minerals Ltd. (a)	8,203	195,501
TOTAL COMMON STOCKS (Cost $1,123,878,596)		1,410,490,676
RIGHTS — 0.0% *
BRAZIL — 0.0% *
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA (expiring 04/09/26) (a)	760	4
ITALY — 0.0% *
Telecom Italia SpA (expiring 04/30/26) (a)	511,370	11
SOUTH KOREA — 0.0% *
Lunit, Inc. (expiring 04/23/26) (a)	1,504	5,794
Security Description	Shares	Value
UNITED STATES — 0.0% *
Gen Digital, Inc. (expiring 04/17/27) (a)	2	$1
Inhibrx, Inc. (expiring 12/31/49) CVR (a)	2,929	1,904
		1,905
TOTAL RIGHTS (Cost $1,912)		7,714
WARRANTS — 0.0% *
BRAZIL — 0.0% *
Orizon Valorizacao de Residuos SA (expiring 12/31/45) (a)	1,673	5,908
MALAYSIA — 0.0% *
Supermax Corp. Bhd. (expiring 03/01/30) (a)	2,653	52
Top Glove Corp. Bhd. (expiring 02/09/30) (a)	1,865	67
YTL Corp. Bhd. (expiring 06/02/28) (a)	11,740	551
YTL Power International Bhd. (expiring 06/02/28) (a)	7,120	967
		1,637
SINGAPORE — 0.0% *
Guan Chong Bhd. (expiring 06/19/28) (a)	8,625	224
UNITED STATES — 0.0% *
GameStop Corp. (expiring 10/30/26) (a)	442	1,706
Opendoor Technologies, Inc. (expiring 11/20/26) (a) (b)	2,931	1,063
		2,769
TOTAL WARRANTS (Cost $0)		10,538
SHORT-TERM INVESTMENTS — 2.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.64% (g) (h)	3,379,817	3,379,817
State Street Navigator Securities Lending Portfolio II (f) (i)	30,351,694	30,351,694
TOTAL SHORT-TERM INVESTMENTS (Cost $33,731,511)		33,731,511
TOTAL INVESTMENTS — 101.8% (Cost $1,157,612,019)		1,444,240,439
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.8)%		(25,357,889)
NET ASSETS — 100.0%		$1,418,882,550

See accompanying notes to financial statements.
131

STATE STREET SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2026.
(c)
Fair valued as determined in good faith by the Trust's
Oversight Committee in accordance with policy and
procedures approved by the Board of Trustees. Security
value is determined based on significant unobservable
inputs and is classified as Level 3. As of March 31, 2026,
total aggregate fair value of the securities is $17,388,
representing less than 0.05% of the Fund's net assets.

(d)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(e)
Securities purchased pursuant to Rule 144A of the
Securities Act of 1933, as amended. These securities,
which represent 0.5% of net assets as of March 31, 2026,
may be resold in transactions exempt from registration,
normally to qualified institutional buyers.

(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2026 are shown in the Affiliate Table below.
(g)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended March 31, 2026
are shown in the Affiliate Table below.

(h)	The rate shown is the annualized seven-day yield at March 31, 2026.
(i)	Investment of cash collateral for securities loaned.

*	Amount is less than 0.05% of net assets.

Abbreviations:
ADR	American Depositary Receipt
CDI	CREST Depository Interest
CVR	Contingent Value Rights
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust
At March 31, 2026, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini MSCI Emerging Markets Index (long)	96	06/19/2026	$7,058,300	$6,982,080	$(76,220)
MSCI EAFE Index (long)	9	06/19/2026	1,304,809	1,305,495	686
					$(75,534)
During the period ended March 31, 2026, the average notional value related to futures contracts was $5,667,915.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,408,887,020	$1,586,268	$17,388	$1,410,490,676
Rights	5	7,709	—	7,714
Warrants	3,112	7,426	—	10,538
Short-Term Investments	33,731,511	—	—	33,731,511
TOTAL INVESTMENTS	$1,442,621,648	$1,601,403	$17,388	$1,444,240,439
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$686	$—	$—	$686
Futures Contracts - Unrealized Depreciation	(76,220)	—	—	(76,220)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(75,534)	$—	$—	$(75,534)
See accompanying notes to financial statements.
132

STATE STREET SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Sector Breakdown as of March 31, 2026

% of Net Assets
Information Technology	24.7%
Financials	16.9
Industrials	12.9
Consumer Discretionary	9.5
Health Care	8.8
Communication Services	8.0
Consumer Staples	5.1
Energy	4.9
Materials	4.2
Utilities	2.6
Real Estate	1.8
Short-Term Investments	2.4
Liabilities in Excess of Other Assets	(1.8)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/25	Value at 9/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/26	Value at 3/31/26	Dividend Income
State Street Corp.	8,712	$1,010,679	$183,479	$37,626	$15,621	$78,513	9,882	$1,250,666	$14,964
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,946,657	2,946,657	38,955,535	38,522,375	—	—	3,379,817	3,379,817	77,757
State Street Navigator Securities Lending Portfolio II	22,191,899	22,191,899	80,457,324	72,297,529	—	—	30,351,694	30,351,694	77,709
Total		$26,149,235	$119,596,338	$110,857,530	$15,621	$78,513		$34,982,177	$170,430
See accompanying notes to financial statements.
133

STATE STREET SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.5%
AEROSPACE & DEFENSE — 0.4%
AECC Aero Science & Technology Co. Ltd. Class A (a)	47,700	$272,041
AECC Aero-Engine Control Co. Ltd. Class A	36,692	115,335
AECC Aviation Power Co. Ltd. Class A	58,666	408,225
AVIC Chengdu UAS Co. Ltd. Class A (a)	16,851	121,502
AviChina Industry & Technology Co. Ltd. Class H (b)	463,000	196,061
Avicopter PLC Class A	27,500	134,420
Beijing Leike Defense Technology Co. Ltd. Class A (a)	77,100	150,143
Cirrus Aircraft Ltd.	8,800	39,711
EHang Holdings Ltd. ADR (a) (b)	7,677	74,544
Gaona Aero Material Co. Ltd. Class A	21,020	55,086
Hwa Create Co. Ltd. Class A (a)	16,600	52,300
Kuang-Chi Technologies Co. Ltd. Class A (a)	27,000	150,037
North Electro-Optic Co. Ltd. Class A (a)	82,700	220,439
YaGuang Technology Group Co. Ltd. Class A (a)	100,100	92,032
		2,081,876
AIR FREIGHT & LOGISTICS — 0.8%
Hangzhou SF Intra-City Industrial Co. Ltd. Class H (a) (b) (c)	42,000	57,909
J&T Global Express Ltd. (a)	700,200	902,914
JD Logistics, Inc. (a) (c)	287,600	500,719
Milkyway Intelligent Supply Chain Service Group Co. Ltd. Class A	4,700	38,979
SF Holding Co. Ltd. Class A	77,300	425,745
Sinotrans Ltd. Class H	370,000	223,221
STO Express Co. Ltd. Class A	13,671	29,335
YTO Express Group Co. Ltd. Class A	63,600	185,550
YUNDA Holding Group Co. Ltd. Class A	52,558	51,442
ZTO Express Cayman, Inc. ADR	57,242	1,440,781
		3,856,595
AIRLINES — 0.2%
Air China Ltd. Class A (a)	226,300	220,510
Air China Ltd. Class H (a)	114,000	66,450
China Eastern Airlines Corp. Ltd. Class A (a)	328,700	202,264
China Eastern Airlines Corp. Ltd. Class H (a)	114,000	50,746
China Southern Airlines Co. Ltd. Class A (a)	205,300	167,945
China Southern Airlines Co. Ltd. Class H (a)	280,000	139,282
Hainan Airlines Holding Co. Ltd. Class A (a)	446,400	93,718
Security Description	Shares	Value
Juneyao Airlines Co. Ltd. Class A	35,608	$61,815
Spring Airlines Co. Ltd. Class A	14,318	95,775
		1,098,505
AUTO COMPONENTS — 0.7%
Bethel Automotive Safety Systems Co. Ltd. Class A	5,740	36,534
CALB Group Co. Ltd. Class H (a) (b) (c)	30,400	122,760
Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	4,700	83,028
China First Capital Group Ltd. (a)	431,600	2,532
ECARX Holdings, Inc. Class A (a) (b)	25,291	24,730
Fuyao Glass Industry Group Co. Ltd. Class A	47,580	392,671
Fuyao Glass Industry Group Co. Ltd. Class H (c)	60,000	448,841
Greatoo Intelligent Equipment, Inc. Class A (a)	1,000	918
Hesai Group ADR (a) (b)	13,904	265,844
Huayu Automotive Systems Co. Ltd. Class A	61,700	171,610
Huizhou Desay Sv Automotive Co. Ltd. Class A	4,700	70,690
IKD Co. Ltd. Class A	21,000	51,263
Jiangsu Xinquan Automotive Trim Co. Ltd. Class A	11,800	111,222
Jianshe Industry Group Yunnan Co. Ltd. Class A (a)	12,200	41,758
Kandi Technologies Group, Inc. (a) (b)	8,293	6,930
Keboda Technology Co. Ltd. Class A	5,700	45,011
Minieye Technology Co. Ltd. Class H (a) (b)	52,200	66,580
Minth Group Ltd.	94,000	388,939
Ningbo Jifeng Auto Parts Co. Ltd. Class A (a)	31,000	52,783
Ningbo Joyson Electronic Corp. Class A	39,000	139,925
Ningbo Tuopu Group Co. Ltd. Class A	21,295	175,128
Ningbo Xusheng Group Co. Ltd. Class A	24,820	52,575
Sailun Group Co. Ltd. Class A	54,300	101,183
Sensteed Hi-tech Group Class A (a)	77,800	48,324
Shandong Linglong Tyre Co. Ltd. Class A	48,952	99,085
Shenzhen Kedali Industry Co. Ltd. Class A	5,700	147,726
Tianneng Power International Ltd. (b)	90,000	84,717
Wencan Group Co. Ltd. Class A	6,300	17,869
WeRide, Inc. ADR (a) (b)	26,149	211,545
See accompanying notes to financial statements.
134

STATE STREET SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Zhejiang Sling Intelligent Drive Group Co. Ltd. Class A	435	$9,701
		3,472,422
AUTOMOBILES — 3.8%
AIMA Technology Group Co. Ltd. Class A	16,350	76,581
Anhui Jianghuai Automobile Group Corp. Ltd. Class A (a)	42,200	282,282
BAIC BluePark New Energy Technology Co. Ltd. Class A (a)	167,300	173,193
BAIC Foton Motor Co. Ltd. Class A (a)	243,400	103,609
BAIC Motor Corp. Ltd. Class H (a) (b) (c)	47,400	9,250
Brilliance China Automotive Holdings Ltd. (b)	362,000	127,897
BYD Co. Ltd. Class A	60,200	917,377
BYD Co. Ltd. Class H	500,500	6,754,024
China Automotive Engineering Research Institute Co. Ltd. Class A	36,900	92,054
Chongqing Afari Technology Co. Ltd. Class A (a)	199,000	284,380
Chongqing Changan Automobile Co. Ltd. Class A	156,240	226,215
Geely Automobile Holdings Ltd.	785,000	2,094,615
Great Wall Motor Co. Ltd. Class A	25,400	75,869
Great Wall Motor Co. Ltd. Class H	382,500	602,032
Guangzhou Automobile Group Co. Ltd. Class A	52,086	54,223
Guangzhou Automobile Group Co. Ltd. Class H	507,691	196,855
Haima Automobile Co. Ltd. Class A (a)	143,800	127,837
IAT Automobile Technology Co. Ltd. Class A (a)	28,100	38,244
Li Auto, Inc. Class A (a) (b)	168,900	1,458,449
Lotus Technology, Inc. ADR (a)	6,933	7,973
NIO, Inc. ADR (a)	218,170	1,315,565
NIO, Inc. Class A (a)	16,050	89,788
Niu Technologies ADR (a) (b)	14,443	41,740
SAIC Motor Corp. Ltd. Class A	152,279	321,681
Seres Group Co. Ltd. Class A	23,500	309,049
VOYAH Automobile Technology Co. Ltd. Class H (a)	114,855	75,005
XPeng, Inc. Class A (a) (b)	193,500	1,615,338
Yadea Group Holdings Ltd. (c)	139,043	234,984
Zhejiang Leapmotor Technology Co. Ltd. Class H (a) (c)	81,000	485,781
Zotye Automobile Co. Ltd. Class A (a)	133,300	45,934
		18,237,824
BANKS — 13.2%
Agricultural Bank of China Ltd. Class A	1,333,700	1,293,786
Security Description	Shares	Value
Agricultural Bank of China Ltd. Class H	4,097,000	$2,910,677
Bairong, Inc. (a) (c)	54,500	55,402
Bank of Beijing Co. Ltd. Class A	241,900	192,982
Bank of Chengdu Co. Ltd. Class A	95,900	237,712
Bank of China Ltd. Class A	668,726	568,350
Bank of China Ltd. Class H	11,021,700	6,986,792
Bank of Chongqing Co. Ltd. Class H	236,500	238,606
Bank of Communications Co. Ltd. Class A	373,300	378,343
Bank of Communications Co. Ltd. Class H	3,095,824	2,779,853
Bank of Hangzhou Co. Ltd. Class A	115,766	280,754
Bank of Jiangsu Co. Ltd. Class A	271,800	429,736
Bank of Nanjing Co. Ltd. Class A	131,400	216,695
Bank of Ningbo Co. Ltd. Class A	103,310	455,469
Bank of Shanghai Co. Ltd. Class A	236,500	339,339
Bank of Zhengzhou Co. Ltd. Class A	394,960	106,364
Beijing Compass Technology Development Co. Ltd. Class A	10,140	142,821
Caitong Securities Co. Ltd. Class A	162,970	179,801
Central China Securities Co. Ltd. Class H	241,000	55,945
Changjiang Securities Co. Ltd. Class A	191,700	190,404
China Bohai Bank Co. Ltd. Class H (a) (c)	434,000	44,285
China Cinda Asset Management Co. Ltd. Class H (b)	1,293,200	186,388
China CITIC Bank Corp. Ltd. Class H	1,508,471	1,519,977
China CITIC Financial Asset Management Co. Ltd. Class H (a) (b) (c)	1,723,000	173,614
China Construction Bank Corp. Class H	13,585,623	14,538,325
China Everbright Bank Co. Ltd. Class A	664,700	308,930
China Everbright Bank Co. Ltd. Class H	289,000	112,058
China Everbright Ltd. (b)	196,000	150,746
China Galaxy Securities Co. Ltd. Class H	564,500	568,806
China International Capital Corp. Ltd. Class A	44,000	206,345
China International Capital Corp. Ltd. Class H (c)	139,200	304,847
China Merchants Bank Co. Ltd. Class A	247,300	1,407,884
China Merchants Bank Co. Ltd. Class H	447,735	2,814,262
China Merchants Securities Co. Ltd. Class A	112,616	251,754
See accompanying notes to financial statements.
135

STATE STREET SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
China Minsheng Banking Corp. Ltd. Class A	74,400	$40,826
China Minsheng Banking Corp. Ltd. Class H	1,437,759	673,015
Chongqing Rural Commercial Bank Co. Ltd. Class H	578,000	500,576
CITIC Securities Co. Ltd. Class A	149,825	521,493
CITIC Securities Co. Ltd. Class H	207,350	628,910
CNPC Capital Co. Ltd. Class A	159,000	234,815
CSC Financial Co. Ltd. Class A	58,004	180,142
Dongxing Securities Co. Ltd. Class A	111,300	198,534
East Money Information Co. Ltd. Class A	228,058	623,744
Everbright Securities Co. Ltd. Class A	83,900	185,130
GF Securities Co. Ltd. Class A	99,970	259,959
GF Securities Co. Ltd. Class H	120,800	221,872
Guosen Securities Co. Ltd. Class A	116,550	189,168
Guotai Haitong Securities Co. Ltd.	262,298	630,044
Guotai Junan International Holdings Ltd. (b)	539,000	159,496
Guoyuan Securities Co. Ltd. Class A	194,586	216,091
Hithink RoyalFlush Information Network Co. Ltd. Class A	4,700	203,129
Huatai Securities Co. Ltd. Class A	134,000	345,346
Huatai Securities Co. Ltd. Class H (b) (c)	164,000	309,793
Huaxi Securities Co. Ltd. Class A	137,700	165,877
Huaxia Bank Co. Ltd. Class A	84,300	89,345
Industrial & Commercial Bank of China Ltd. Class A	1,152,300	1,274,642
Industrial & Commercial Bank of China Ltd. Class H	10,608,789	9,282,454
Industrial Bank Co. Ltd. Class A	249,200	679,043
Industrial Securities Co. Ltd. Class A	210,500	178,904
JF SmartInvest Holdings Ltd. (b)	16,000	58,896
Jiangsu Changshu Rural Commercial Bank Co. Ltd. Class A	172,632	178,463
Noah Holdings Ltd. ADR	9,887	97,881
Orient Securities Co. Ltd. Class A	188,278	246,432
OSL Group Ltd. (a) (b)	48,500	86,605
Pacific Securities Co. Ltd. Class A (a)	163,000	88,501
Ping An Bank Co. Ltd. Class A	226,532	363,412
Postal Savings Bank of China Co. Ltd. Class A	420,700	312,478
Postal Savings Bank of China Co. Ltd. Class H (c)	973,000	609,351
Shaanxi International Trust Co. Ltd. Class A	489,130	240,079
Shanghai Pudong Development Bank Co. Ltd. Class A	373,570	550,616
Shanxi Securities Co. Ltd. Class A	232,210	187,941
Security Description	Shares	Value
Shenwan Hongyuan Group Co. Ltd. Class A	362,410	$245,570
SooChow Securities Co. Ltd. Class A	154,668	175,568
Southwest Securities Co. Ltd. Class A	299,200	179,779
Up Fintech Holding Ltd. ADR (a)	15,489	97,581
Western Securities Co. Ltd. Class A	152,556	160,801
Yangzijiang Financial Holding Ltd.	265,000	51,351
Zheshang Securities Co. Ltd. Class A	121,700	170,215
		62,721,920
BEVERAGES — 1.7%
Anhui Gujing Distillery Co. Ltd. Class A	9,118	135,779
Anhui Kouzi Distillery Co. Ltd. Class A	16,100	57,577
Anhui Yingjia Distillery Co. Ltd. Class A	8,800	41,409
Beijing Shunxin Agriculture Co. Ltd. Class A	16,380	30,546
Beijing Yanjing Brewery Co. Ltd. Class A	112,200	212,811
China Huiyuan Juice Group Ltd. (a) (d)	701,000	—
China Resources Beer Holdings Co. Ltd.	248,167	811,587
Chongqing Brewery Co. Ltd. Class A	11,039	90,592
Eastroc Beverage Group Co. Ltd. Class A	6,220	184,861
Jiangsu King's Luck Brewery JSC Ltd. Class A	27,000	103,595
Jiangsu Yanghe Distillery Co. Ltd. Class A	7,800	57,303
JiuGui Liquor Co. Ltd. Class A	5,700	35,306
Kweichow Moutai Co. Ltd. Class A	13,031	2,735,742
Luzhou Laojiao Co. Ltd. Class A	19,100	289,485
Nongfu Spring Co. Ltd. Class H (c)	255,800	1,530,846
Shanghai Bairun Investment Holding Group Co. Ltd. Class A	11,220	27,535
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	16,440	340,525
Shede Spirits Co. Ltd. Class A	6,400	41,903
Sichuan Swellfun Co. Ltd. Class A	16,100	76,436
Tsingtao Brewery Co. Ltd. Class A	13,900	124,496
Tsingtao Brewery Co. Ltd. Class H	83,000	513,232
Wuliangye Yibin Co. Ltd. Class A	41,200	616,028
Yantai Changyu Pioneer Wine Co. Ltd. Class A	18,400	51,310
ZJLD Group, Inc. (b) (c)	74,000	88,628
		8,197,532
BIOTECHNOLOGY — 2.5%
3SBio, Inc. (c)	251,500	726,252
Abbisko Cayman Ltd. (a)	57,000	87,897
See accompanying notes to financial statements.
136

STATE STREET SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
AIM Vaccine Co. Ltd. Class H (a)	31,800	$11,965
Akeso, Inc. (a) (b) (c)	91,000	1,511,212
Alphamab Oncology (a) (c)	68,000	67,651
Ascentage Pharma Group International (a) (c)	37,100	217,673
Ascletis Pharma, Inc. (a) (b) (c)	36,000	76,406
Beijing SL Pharmaceutical Co. Ltd. Class A	47,157	51,822
Beijing Tiantan Biological Products Corp. Ltd. Class A	44,840	98,098
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. Class A (a)	15,081	86,795
BeOne Medicines Ltd. Class A (a)	1,130	38,218
BeOne Medicines Ltd. Class H (a)	121,900	2,668,049
BGI Genomics Co. Ltd. Class A (a)	8,999	51,922
Bio-Thera Solutions Ltd. Class A (a)	22,572	70,951
CanSino Biologics, Inc. Class A (a)	1,766	17,132
CanSino Biologics, Inc. Class H (a) (c)	9,200	36,611
CARsgen Therapeutics Holdings Ltd. (a) (b) (c)	60,000	132,012
Changchun BCHT Biotechnology Co. Ltd. Class A	10,276	26,275
Chongqing Zhifei Biological Products Co. Ltd. Class A (a)	37,150	80,467
CStone Pharmaceuticals (a) (b) (c)	141,000	156,463
Daan Gene Co. Ltd. Class A (a)	77,640	66,436
Duality Biotherapeutics, Inc. (a) (b)	1,300	48,915
Everest Medicines Ltd. (a) (b) (c)	34,500	165,103
Gan & Lee Pharmaceuticals Co. Ltd. Class A	18,100	167,721
Getein Biotech, Inc. Class A	83,428	121,034
HBM Holdings Ltd. (a) (c)	143,000	238,935
HighTide Therapeutics, Inc. (a)	100,500	37,302
Hualan Biological Engineering, Inc. Class A	39,142	83,025
Imeik Technology Development Co. Ltd. Class A	8,280	140,552
ImmuneOnco Biopharmaceuticals Shanghai Class H (a)	37,000	20,954
InnoCare Pharma Ltd. Class H (a) (c)	125,000	216,194
Innovent Biologics, Inc. (a) (c)	189,000	2,046,644
InventisBio Co. Ltd. Class A (a)	4,228	11,643
Jacobio Pharmaceuticals Group Co. Ltd. (a) (b) (c)	75,000	66,102
JW Cayman Therapeutics Co. Ltd. (a) (c)	86,000	21,061
Keymed Biosciences, Inc. (a) (c)	22,500	174,198
Laekna, Inc. (a)	56,000	107,140
Legend Biotech Corp. ADR (a) (b)	11,769	212,901
Lepu Biopharma Co. Ltd. Class H (a) (b) (c)	172,000	117,150
NovaBridge Biosciences ADR (a)	14,778	36,354
Remegen Co. Ltd. Class H (a) (b) (c)	29,500	360,463
Security Description	Shares	Value
Shandong BoAn Biotechnology Co. Ltd. Class H (a) (b)	28,800	$22,848
Shanghai Haohai Biological Technology Co. Ltd. Class H (c)	13,680	38,526
Shanghai Henlius Biotech, Inc. Class H (a) (c)	9,300	82,737
Shanghai Junshi Biosciences Co. Ltd. Class A (a)	29,104	146,769
Shanghai Junshi Biosciences Co. Ltd. Class H (a) (c)	11,200	33,085
Shanghai RAAS Blood Products Co. Ltd. Class A	162,956	137,317
Shenzhen Kangtai Biological Products Co. Ltd. Class A	23,160	46,644
Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd. Class H (a)	4,600	269,891
Sinocelltech Group Ltd. Class A (a)	9,686	56,545
TYK Medicines, Inc. Class H (a)	23,000	29,893
Walvax Biotechnology Co. Ltd. Class A	37,200	66,734
Yantai Dongcheng Pharmaceutical Co. Ltd. Class A	58,000	118,911
Zai Lab Ltd. (a) (b)	129,900	226,988
		11,950,586
BROADLINE RETAIL — 11.9%
Alibaba Group Holding Ltd.	2,582,400	39,196,143
JD.com, Inc. Class A	401,632	5,798,926
MINISO Group Holding Ltd. ADR (b)	17,669	286,238
PDD Holdings, Inc. ADR (a)	105,556	10,785,712
Vipshop Holdings Ltd. ADR	39,430	619,840
		56,686,859
BUILDING PRODUCTS — 0.2%
Beijing New Building Materials PLC Class A	36,986	139,661
China Lesso Group Holdings Ltd.	187,000	117,826
Guangdong Kinlong Hardware Products Co. Ltd. Class A	5,700	16,332
Triumph New Energy Co. Ltd. Class A (a)	27,800	39,889
Xinyi Glass Holdings Ltd. (b)	409,644	511,519
Zhejiang Weixing New Building Materials Co. Ltd. Class A	59,275	96,293
Zhuzhou Kibing Group Co. Ltd. Class A	51,700	43,640
		965,160
CAPITAL MARKETS — 0.1%
Guotai Haitong Securities Co. Ltd. Class H (c)	226,676	386,843
Webull Corp. (a) (b)	20,471	98,261
		485,104
CHEMICALS — 2.2%
ADAMA Ltd. Class A (a)	144,300	132,042
See accompanying notes to financial statements.
137

STATE STREET SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Anhui Huaheng Biotechnology Co. Ltd. Class A	8,135	$33,404
Asia - Potash International Investment Guangzhou Co. Ltd. Class A (a)	16,200	143,313
Canmax Technologies Co. Ltd. Class A	18,440	156,187
Cathay Biotech, Inc. Class A	12,346	88,394
Chengxin Lithium Group Co. Ltd. Class A (a)	17,300	100,443
China BlueChemical Ltd. Class H	300,000	105,227
China Kings Resources Group Co. Ltd. Class A	30,240	77,803
COFCO Biotechnology Co. Ltd. Class A (a)	194,900	190,478
Do-Fluoride New Materials Co. Ltd. Class A	28,016	112,848
Dongyue Group Ltd.	201,000	277,393
Fufeng Group Ltd.	168,000	148,282
Fujian Kuncai Material Technology Co. Ltd. Class A (a)	22,100	88,538
Ganfeng Lithium Group Co. Ltd. Class A	57,096	647,948
Ganfeng Lithium Group Co. Ltd. Class H (c)	32,960	305,839
Global New Material International Holdings Ltd. (a)	144,000	134,262
Guangzhou Tinci Materials Technology Co. Ltd. Class A	27,780	185,020
Hangjin Technology Co. Ltd. Class A (a)	23,600	71,893
Hangzhou Oxygen Plant Group Co. Ltd. Class A	16,600	67,153
Haohua Chemical Science & Technology Co. Ltd. Class A	17,700	77,881
Hengli Petrochemical Co. Ltd. Class A	69,554	218,027
Hoshine Silicon Industry Co. Ltd. Class A	8,300	48,622
Huabao International Holdings Ltd.	150,000	81,312
Huapont Life Sciences Co. Ltd. Class A	234,700	177,723
Hubei Feilihua Quartz Glass Co. Ltd. Class A	11,200	148,216
Hubei Xingfa Chemicals Group Co. Ltd. Class A	28,600	138,223
Inner Mongolia Berun Chemical Co. Ltd. Class A	91,600	111,537
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	247,330	197,314
Jiangsu Cnano Technology Co. Ltd. Class A	7,472	42,798
Jiangsu Eastern Shenghong Co. Ltd. Class A (a)	95,100	146,642
Jiangsu Yoke Technology Co. Ltd. Class A	15,100	172,148
Security Description	Shares	Value
Jinan Shengquan Group Share Holding Co. Ltd. Class A	28,000	$116,878
KBC Corp. Ltd. Class A (a)	3,480	11,201
LB Group Co. Ltd. Class A	60,234	151,834
Levima Advanced Materials Corp. Class A	16,500	47,374
Lumena Newmat (a) (b) (d)	89,113	—
Ningbo Shanshan Co. Ltd. Class A (a)	31,982	61,448
Ningxia Baofeng Energy Group Co. Ltd. Class A	103,300	434,636
Qinghai Salt Lake Industry Co. Ltd. Class A (a)	68,100	364,820
Rongsheng Petrochemical Co. Ltd. Class A	61,100	106,158
Sanwei Holding Group Co. Ltd. Class A (a)	44,210	62,858
Satellite Chemical Co. Ltd. Class A	58,036	232,087
Shaanxi Huaqin Technology Industry Co. Ltd. Class A	6,123	63,564
Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	47,840	250,743
Shandong Sinocera Functional Material Co. Ltd. Class A	25,400	112,902
Shandong Weifang Rainbow Chemical Co. Ltd. Class A	4,700	51,881
Shanghai Putailai New Energy Technology Group Co. Ltd.	37,206	172,274
Shenzhen Capchem Technology Co. Ltd. Class A	6,100	49,742
Shenzhen Dynanonic Co. Ltd. Class A (a)	6,160	39,109
Shenzhen Rongda Photosensitive & Technology Co. Ltd. Class A	12,168	59,178
Shenzhen Senior Technology Material Co. Ltd. Class A	27,979	59,995
Sichuan Development Lomon Co. Ltd. Class A	50,900	84,972
Sichuan Lutianhua Co. Ltd. Class A (a)	84,000	63,608
Sichuan Yahua Industrial Group Co. Ltd. Class A	25,306	85,004
Sinoma Science & Technology Co. Ltd. Class A	39,900	226,863
Sinopec Shanghai Petrochemical Co. Ltd. Class H	737,999	115,780
Skshu Paint Co. Ltd. Class A	8,898	65,318
Sunresin New Materials Co. Ltd. Class A	13,900	131,942
Tianqi Lithium Corp. Class A (a)	21,700	174,311
Tianqi Lithium Corp. Class H (a)	11,200	65,627
Tongkun Group Co. Ltd. Class A	55,428	144,856
Transfar Zhilian Co. Ltd. Class A	164,400	136,629
Wanhua Chemical Group Co. Ltd. Class A	40,900	470,486
Weihai Guangwei Composites Co. Ltd. Class A	16,360	81,484
See accompanying notes to financial statements.
138

STATE STREET SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Xinxiang Chemical Fiber Co. Ltd. Class A (a)	201,200	$190,809
Yunnan Energy New Material Group Co. Ltd. Class A (a)	16,107	158,069
Yunnan Yuntianhua Co. Ltd. Class A	28,500	137,781
Zangge Mining Co. Ltd. Class A	20,200	231,841
Zhejiang Juhua Co. Ltd. Class A	68,600	339,191
Zhejiang NHU Co. Ltd. Class A	76,204	381,202
Zhejiang Sanmei Chemical Industry Co. Ltd. Class A	16,500	147,233
Zhejiang Yongtai Technology Co. Ltd. Class A (a)	17,200	56,780
Zibo Qixiang Tengda Chemical Co. Ltd. Class A	13,500	11,571
		10,576,949
COMMERCIAL SERVICES & SUPPLIES — 0.1%
China Conch Environment Protection Holdings Ltd. (a)	326,000	21,206
China Everbright Environment Group Ltd.	514,925	352,688
Hongbo Co. Ltd. Class A (a)	10,300	26,605
Shanghai M&G Stationery, Inc. Class A	33,236	121,603
Tuhu Car, Inc. (a) (b) (c)	35,500	58,682
Zhejiang Weiming Environment Protection Co. Ltd. Class A	29,600	107,528
Zonqing Environmental Ltd. (a) (b)	74,000	3,115
		691,427
COMMUNICATIONS EQUIPMENT — 1.1%
Addsino Co. Ltd. Class A (a)	41,700	171,831
Beijing BDStar Navigation Co. Ltd. Class A (a)	5,700	31,262
BYD Electronic International Co. Ltd. (b)	133,000	468,202
C Fiber Optic (a) (d)	1,131,600	—
CIG Shanghai Co. Ltd. Class A	7,900	116,212
Comba Telecom Systems Holdings Ltd.	508,310	97,251
EverProX Technologies Co. Ltd. Class A	2,900	64,305
Fiberhome Telecommunication Technologies Co. Ltd. Class A	18,500	135,214
Flaircomm Microelectronics, Inc. Class A	100	1,478
Fujian Star-net Communication Co. Ltd. Class A	49,000	180,769
Guangzhou Haige Communications Group, Inc. Co. Class A	48,600	105,479
Hengtong Optic-electric Co. Ltd. Class A	36,294	276,723
Hytera Communications Corp. Ltd. Class A (a)	9,000	13,005
Kyland Technology Co. Ltd. Class A (a)	6,600	18,347
Security Description	Shares	Value
Suzhou TFC Optical Communication Co. Ltd. Class A	8,680	$379,036
T&S Communications Co. Ltd. Class A	1,600	24,941
Tianjin 712 Communication & Broadcasting Co. Ltd. Class A (a)	16,000	37,320
Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. Class A	19,400	869,316
Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. Class H (b) (c)	22,000	513,507
Yealink Network Technology Corp. Ltd. Class A	16,980	80,491
Zhongji Innolight Co. Ltd. Class A	12,140	1,000,860
ZTE Corp. Class A	59,100	277,586
ZTE Corp. Class H (b)	115,797	321,978
		5,185,113
CONSTRUCTION & ENGINEERING — 0.6%
China Communications Services Corp. Ltd. Class H	505,600	272,140
China Conch Venture Holdings Ltd.	299,000	435,522
China Energy Engineering Corp. Ltd. Class A	267,800	112,445
China National Chemical Engineering Co. Ltd. Class A	72,900	92,778
China Railway Group Ltd. Class A	212,106	166,756
China Railway Group Ltd. Class H	684,000	352,460
China State Construction Engineering Corp. Ltd. Class A	468,200	339,624
China State Construction International Holdings Ltd.	136,000	144,496
CSSC Science & Technology Co. Ltd. Class A	25,300	46,741
Metallurgical Corp. of China Ltd. Class A	465,300	202,108
Metallurgical Corp. of China Ltd. Class H	252,000	52,392
Power Construction Corp. of China Ltd. Class A	273,426	227,238
Shanghai Construction Group Co. Ltd. Class A	277,200	109,970
Shenzhen SED Industry Co. Ltd. Class A	26,800	70,078
Sichuan Road & Bridge Group Co. Ltd. Class A	74,100	108,038
Sinoma International Engineering Co. Class A	60,800	90,936
Suzhou Gold Mantis Construction Decoration Co. Ltd. Class A	154,500	75,162
Xinte Energy Co. Ltd. Class H (a)	36,800	24,314
		2,923,198
CONSTRUCTION MATERIALS — 0.5%
Anhui Conch Cement Co. Ltd. Class A	31,600	105,963
See accompanying notes to financial statements.
139

STATE STREET SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Anhui Conch Cement Co. Ltd. Class H	209,000	$565,139
BBMG Corp. Class H (b)	467,000	44,674
BBMG Jidong Cement Group Co. Ltd. Class A	3,526	2,471
Beijing Oriental Yuhong Waterproof Technology Co. Ltd. Class A	45,100	99,973
China Jushi Co. Ltd. Class A	141,970	499,702
China National Building Material Co. Ltd. Class H	570,792	346,543
China Resources Building Materials Technology Holdings Ltd. (b)	297,163	56,854
CSG Holding Co. Ltd. Class A	197,317	127,132
Huaxin Building Materials Group Co. Ltd. Class A	68,772	211,094
Sichuan Hexie Shuangma Co. Ltd. Class A (a)	48,500	175,343
		2,234,888
CONSUMER FINANCE — 0.1%
FinVolution Group ADR (b)	11,668	55,890
High Templar Tech Ltd. ADR (a)	25,966	50,374
LexinFintech Holdings Ltd. ADR (b)	23,457	51,136
Lufax Holding Ltd. ADR (a)	42,745	79,933
Qfin Holdings, Inc. ADR	17,483	225,705
Yixin Group Ltd. (b) (c)	328,500	89,246
		552,284
CONSUMER STAPLES DISTRIBUTION & RETAIL — 0.5%
Alibaba Health Information Technology Ltd. (a) (b)	718,000	426,759
DingDong Cayman Ltd. ADR (a) (b)	19,017	48,874
East Buy Holding Ltd. (a) (b) (c)	81,000	280,600
JD Health International, Inc. (a) (c)	159,050	954,681
Jiajiayue Group Co. Ltd. Class A	50,908	81,742
Laobaixing Pharmacy Chain JSC Class A	37,049	72,578
Ping An Healthcare & Technology Co. Ltd. (a) (b) (c)	129,900	190,869
Shenzhen Pagoda Industrial Group Corp. Ltd. Class H	118,500	28,264
Sipai Health Technology Co. Ltd. (a)	9,600	2,596
Yifeng Pharmacy Chain Co. Ltd. Class A	26,656	94,170
		2,181,133
CONTAINERS & PACKAGING — 0.0% *
Shenzhen YUTO Packaging Technology Co. Ltd. Class A	41,840	192,035
DISTRIBUTORS — 0.0% *
Hong Kong Robotics Group Holding Ltd. (a)	342,000	27,917
Security Description	Shares	Value
Zhejiang China Commodities City Group Co. Ltd. Class A	103,010	$192,994
		220,911
DIVERSIFIED CONSUMER SERVICES — 0.5%
China Chunlai Education Group Co. Ltd. (a)	7,000	1,214
China Education Group Holdings Ltd. (a)	163,939	55,412
China Yuhua Education Corp. Ltd. (a) (c)	170,000	10,191
Fenbi Ltd. (a) (b)	80,500	11,500
Fu Shou Yuan International Group Ltd. (b)	256,000	86,202
Gaotu Techedu, Inc. ADR (a) (b)	21,898	42,920
New Oriental Education & Technology Group, Inc.	191,600	1,065,503
Offcn Education Technology Co. Ltd. Class A (a)	30,400	11,532
SunCar Technology Group, Inc. Class A (a)	3,740	6,358
TAL Education Group ADR (a)	65,121	740,426
Tianli International Holdings Ltd. (b)	184,000	52,335
Zhejiang Yasha Decoration Co. Ltd. Class A	254,490	144,440
		2,228,033
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.2%
China Tower Corp. Ltd. Class H (c)	668,400	910,501
CITIC Telecom International Holdings Ltd.	126,000	43,553
		954,054
ELECTRICAL EQUIPMENT — 2.4%
Beijing Easpring Material Technology Co. Ltd. Class A	5,700	42,387
CNGR Advanced Material Co. Ltd. Class A	9,501	67,956
Contemporary Amperex Technology Co. Ltd. Class A	54,660	3,179,076
Contemporary Amperex Technology Co. Ltd. Class H (b)	4,600	359,953
Dajin Heavy Industry Co. Ltd. Class A	17,000	171,558
Dongfang Electric Corp. Ltd. Class A	117,600	596,794
Eve Energy Co. Ltd. Class A	37,400	336,977
Fangda Carbon New Material Co. Ltd. Class A	159,060	131,270
Farasis Energy Gan Zhou Co. Ltd. Class A (a)	40,175	75,851
GEM Co. Ltd. Class A	101,734	116,218
Ginlong Technologies Co. Ltd. Class A	6,250	90,401
Goldwind Science & Technology Co. Ltd. Class A	90,000	342,711
Goldwind Science & Technology Co. Ltd. Class H	69,360	126,331
See accompanying notes to financial statements.
140

STATE STREET SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Goneo Group Co. Ltd. Class A	9,947	$60,272
GoodWe Technologies Co. Ltd. Class A (a)	3,106	42,520
Gotion High-tech Co. Ltd. Class A	34,236	176,962
Guangzhou Great Power Energy & Technology Co. Ltd. Class A (a)	4,700	38,407
Harbin Electric Co. Ltd. Class H	58,000	153,874
Henan Pinggao Electric Co. Ltd. Class A	57,800	169,717
Hoymiles Power Electronics, Inc. Class A	2,807	50,729
Jiangsu Zhongtian Technology Co. Ltd. Class A	48,900	213,040
Jiangxi Special Electric Motor Co. Ltd. Class A (a)	30,100	44,714
JL Mag Rare-Earth Co. Ltd. Class A	32,120	142,726
Ming Yang Smart Energy Group Ltd. Class A	39,100	96,070
Nantong Jianghai Capacitor Co. Ltd. Class A	29,900	125,198
NARI Technology Co. Ltd. Class A	118,201	444,792
Ningbo Orient Wires & Cables Co. Ltd. Class A	10,500	92,037
Ningbo Ronbay New Energy Technology Co. Ltd. Class A	11,979	49,136
Ningbo Sanxing Medical Electric Co. Ltd. Class A	29,200	110,852
Ningbo Zhongda Leader Intelligent Transmission Co. Ltd. Class A	1,950	21,161
Pylon Technologies Co. Ltd. Class A	2,763	29,751
Qingdao TGOOD Electric Co. Ltd. Class A	43,200	170,130
Shanghai Electric Group Co. Ltd. Class A (a)	263,600	303,800
Shanghai Electric Group Co. Ltd. Class H (a)	378,000	177,906
Shanghai Electric Wind Power Group Co. Ltd. Class A (a)	19,456	35,240
Shanghai Liangxin Electrical Co. Ltd. Class A	27,450	39,704
Shanghai Moons' Electric Co. Ltd. Class A	10,100	83,325
Shenzhen Honor Electronic Co. Ltd. Class A	1,100	38,730
Shenzhen Kstar Science & Technology Co. Ltd. Class A	18,000	117,538
Shenzhen Megmeet Electrical Co. Ltd. Class A	19,700	277,244
Shenzhen Zhaowei Machinery & Electronic Co. Ltd. Class A	1,000	13,900
Shijiazhuang Shangtai Technology Co. Ltd. Class A	6,700	72,057
Sichuan Huafeng Technology Co. Ltd. Class A (a)	4,493	67,187
Sungrow Power Supply Co. Ltd. Class A	28,540	622,973
Security Description	Shares	Value
Sunwoda Electronic Co. Ltd. Class A	28,400	$103,662
TBEA Co. Ltd. Class A	89,228	342,355
Tech-Pro, Inc. (a) (b) (d)	4,481,396	—
Time Interconnect Technology Ltd.	71,000	139,914
Titan Wind Energy Suzhou Co. Ltd. Class A	28,900	46,572
Wolong Electric Group Co. Ltd. Class A	13,300	71,481
Xiangtan Electric Manufacturing Co. Ltd. Class A (a)	49,300	90,938
Xuji Electric Co. Ltd. Class A	39,900	156,961
Zhejiang Chint Electrics Co. Ltd. Class A	57,490	271,772
Zhejiang HangKe Technology, Inc. Co. Class A	15,076	58,630
Zhejiang Huayou Cobalt Co. Ltd. Class A	32,950	280,185
Zhejiang Narada Power Source Co. Ltd. Class A (a)	28,100	53,053
Zhejiang Rongtai Electric Material Co. Ltd. Class A (a)	4,000	42,127
Zhuhai CosMX Battery Co. Ltd. Class A	34,252	77,364
		11,454,189
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.0%
AAC Technologies Holdings, Inc.	125,745	530,874
Accelink Technologies Co. Ltd. Class A	24,522	299,304
Anxin-China Holdings Ltd. (a) (d)	3,068,000	—
Avary Holding Shenzhen Co. Ltd. Class A	36,800	277,970
Beijing Highlander Digital Technology Co. Ltd. Class A (a)	2,100	7,188
Beijing Tricolor Technology Co. Ltd. Class A	2,100	42,084
Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd. Class A	5,900	42,251
BOE Technology Group Co. Ltd. Class A	565,600	320,196
Castech, Inc. Class A	22,790	224,445
Chaozhou Three-Circle Group Co. Ltd. Class A	38,100	291,541
China Railway Signal & Communication Corp. Ltd. Class A	233,337	191,894
China Zhenhua Group Science & Technology Co. Ltd. Class A	13,200	86,749
Eoptolink Technology, Inc. Ltd. Class A	10,460	670,669
Foxconn Industrial Internet Co. Ltd. Class A	177,200	1,320,270
GoerTek, Inc. Class A	69,948	226,452
Guangzhou Shiyuan Electronic Technology Co. Ltd. Class A	16,100	75,970
See accompanying notes to financial statements.
141

STATE STREET SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Hanwei Electronics Group Corp. Class A	4,100	$25,099
Hebei Sinopack Electronic Technology Co. Ltd. Class A	4,820	52,375
Hengdian Group DMEGC Magnetics Co. Ltd. Class A	28,100	75,674
Hgtech Co. Ltd. Class A	26,700	400,111
IRICO Display Devices Co. Ltd. Class A (a)	115,600	93,562
Kingboard Holdings Ltd.	133,499	559,524
Kingboard Laminates Holdings Ltd.	128,000	312,482
Lens Technology Co. Ltd. Class A	92,000	372,705
Lingyi iTech Guangdong Co. Class A	133,800	248,549
Luxshare Precision Industry Co. Ltd. Class A	100,087	713,841
Maxscend Microelectronics Co. Ltd. Class A	8,253	95,271
Mloptic Corp. Class A	817	35,439
OFILM Group Co. Ltd. Class A (a)	98,100	122,719
Orbbec, Inc. Class A (a)	3,714	40,330
Q Technology Group Co. Ltd.	32,000	30,081
Raytron Technology Co. Ltd. Class A	15,250	223,450
RoboSense Technology Co. Ltd. (a) (b)	44,900	199,410
Sai Micro Electronics, Inc. Class A (a)	16,500	104,948
Shanghai BOCHU Electronic Technology Corp. Ltd. Class A	4,789	89,759
Shengyi Electronics Co. Ltd. Class A	7,095	85,941
Shengyi Technology Co. Ltd. Class A	34,700	272,156
Shennan Circuits Co. Ltd. Class A	8,916	283,370
Shenzhen Fastprint Circuit Tech Co. Ltd. Class A	58,666	170,306
Shenzhen Kaifa Technology Co. Ltd. Class A	47,900	178,861
Shenzhen Kinwong Electronic Co. Ltd. Class A	24,300	198,363
Sunny Optical Technology Group Co. Ltd.	109,700	747,872
SUPCON Technology Co. Ltd. Class A	19,892	185,623
Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	29,006	433,828
TCL Technology Group Corp. Class A	414,438	256,222
Tianma Microelectronics Co. Ltd. Class A (a)	95,600	109,487
Unisplendour Corp. Ltd. Class A	57,956	208,943
Universal Scientific Industrial Shanghai Co. Ltd. Class A	66,700	318,691
Victory Giant Technology Huizhou Co. Ltd. Class A	11,700	425,196
Security Description	Shares	Value
Visionox Technology, Inc. Class A (a)	75,300	$82,750
Wasion Holdings Ltd.	106,000	379,373
Wingtech Technology Co. Ltd. Class A (a)	27,500	124,864
Wuhan Guide Infrared Co. Ltd. Class A (a)	193,553	355,624
Wuhan Jingce Electronic Group Co. Ltd. Class A (a)	5,700	103,738
WUS Printed Circuit Kunshan Co. Ltd. Class A	36,710	403,790
Wuxi Taclink Optoelectronics Technology Co. Ltd. Class A	1,087	28,959
XGD, Inc. Class A	19,300	63,600
Xiamen Faratronic Co. Ltd. Class A	4,700	85,001
Zhejiang Dahua Technology Co. Ltd. Class A	61,312	149,580
		14,055,324
ENERGY EQUIPMENT & SERVICES — 0.2%
Anton Oilfield Services Group	574,000	79,069
China Oilfield Services Ltd. Class H	297,900	343,108
China Petroleum Engineering Corp. Class A	156,700	90,072
COFCO Capital Holdings Co. Ltd. Class A	61,400	92,544
Offshore Oil Engineering Co. Ltd. Class A	115,700	109,055
Sinopec Oilfield Service Corp. Class H (a) (b)	836,000	95,967
Yantai Jereh Oilfield Services Group Co. Ltd. Class A	23,200	325,157
		1,134,972
ENTERTAINMENT — 1.9%
37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	42,400	131,435
Beijing Enlight Media Co. Ltd. Class A	80,400	179,037
Boyaa Interactive International Ltd.	60,000	20,357
China Film Group Co. Ltd. Class A	57,980	112,741
CTEG (a) (b) (d)	1,980,400	—
Damai Entertainment Holdings Ltd. (a) (b)	2,660,000	213,744
DouYu International Holdings Ltd. ADR (a)	2,458	12,339
G-bits Network Technology Xiamen Co. Ltd. Class A	3,046	159,958
Giant Network Group Co. Ltd. Class A	55,800	254,815
HUYA, Inc. ADR (b)	20,072	66,238
iDreamSky Technology Holdings Ltd. (a) (b) (c)	135,600	7,264
iQIYI, Inc. ADR (a)	74,772	100,942
Kingnet Network Co. Ltd. Class A	50,000	128,136
Kingsoft Corp. Ltd. (b)	155,000	444,427
See accompanying notes to financial statements.
142

STATE STREET SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Mango Excellent Media Co. Ltd. Class A	34,566	$103,097
Maoyan Entertainment (c)	70,200	51,306
NetDragon Websoft Holdings Ltd.	60,000	68,417
NetEase Cloud Music, Inc. (a) (b) (c)	10,450	171,941
NetEase, Inc.	237,600	5,167,062
Perfect World Co. Ltd. Class A	50,324	128,020
Sohu.com Ltd. ADR (a)	5,673	87,648
Talkweb Information System Co. Ltd. Class A (a)	16,400	81,161
Tanwan, Inc. (a)	17,400	32,979
Tencent Music Entertainment Group ADR	72,542	673,190
Wanda Film Holding Co. Ltd. Class A (a)	71,100	100,576
XD, Inc. (b)	34,400	265,233
Zhejiang Daily Digital Culture Group Co. Ltd. Class A	32,800	57,463
Zhejiang Jinke Tom Culture Industry Co. Ltd. Class A (a)	108,600	64,468
		8,883,994
FINANCIAL SERVICES — 0.0% *
China Common Rich Renewable Energy Investments Ltd. (a) (b) (d)	17,589,376	—
Chong Sing Holdings FinTech Group Ltd. (a) (d)	17,798,900	—
Far East Horizon Ltd.	161,000	144,568
Yeahka Ltd. (a)	22,400	19,285
		163,853
FOOD PRODUCTS — 1.4%
Anjoy Foods Group Co. Ltd. Class A	6,092	82,259
China Feihe Ltd. (b) (c)	474,000	210,393
China Huishan Dairy Holdings Co. Ltd. (a) (d)	2,729,000	—
China Mengniu Dairy Co. Ltd.	463,220	1,016,222
COFCO Joycome Foods Ltd. (a) (b)	271,000	43,898
Foshan Haitian Flavouring & Food Co. Ltd. Class A	68,773	408,255
Fujian Sunner Development Co. Ltd. Class A	50,300	128,905
Fujian Wanchen Food Group Co. Ltd. Class A	400	10,569
Guangdong Haid Group Co. Ltd. Class A	27,368	197,374
Health & Happiness H&H International Holdings Ltd.	23,500	35,849
Hebei Yangyuan Zhihui Beverage Co. Ltd. Class A	14,400	62,465
Henan Shuanghui Investment & Development Co. Ltd. Class A	33,400	137,339
Inner Mongolia Yili Industrial Group Co. Ltd. Class A	79,600	303,685
Security Description	Shares	Value
Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. Class A	27,949	$77,129
Muyuan Foods Co. Ltd. Class A	62,242	375,883
New Hope Liuhe Co. Ltd. Class A	83,392	99,007
Star Plus Legend Holdings Ltd. Class H (a) (b)	36,500	27,421
Tingyi Cayman Islands Holding Corp.	301,844	499,724
Toly Bread Co. Ltd. Class A	62,880	45,976
Uni-President China Holdings Ltd. (b)	237,400	238,302
Want Want China Holdings Ltd.	657,933	386,862
Weilong Delicious Global Holdings Ltd.	53,200	63,784
Wens Foodstuff Group Co. Ltd. Class A	82,400	198,284
WH Group Ltd. (c)	1,257,683	1,645,854
Yihai International Holding Ltd.	70,000	145,711
Yihai Kerry Arawana Holdings Co. Ltd. Class A	18,500	76,794
		6,517,944
GAS UTILITIES — 0.4%
Beijing Enterprises Holdings Ltd.	63,500	242,168
China Gas Holdings Ltd.	434,137	395,918
China Resources Gas Group Ltd.	140,300	340,541
Chongqing Gas Group Corp. Ltd. Class A	85,000	67,319
ENN Energy Holdings Ltd.	40,100	324,014
ENN Natural Gas Co. Ltd. Class A	31,800	102,122
Kunlun Energy Co. Ltd.	577,400	527,306
		1,999,388
GROUND TRANSPORTATION — 0.4%
Beijing-Shanghai High Speed Railway Co. Ltd. Class A	599,600	439,280
Canggang Railway Ltd. (b)	276,000	20,418
China High Speed Railway Technology Co. Ltd. Class A (a)	355,554	168,338
Daqin Railway Co. Ltd. Class A	153,903	119,438
Full Truck Alliance Co. Ltd. ADR	103,629	860,121
Guangshen Railway Co. Ltd. Class H	534,000	153,248
Hainan Haiqi Transportation Group Co. Ltd. Class A (a)	18,200	46,273
		1,807,116
HEALTH CARE EQUIPMENT & SUPPLIES — 0.4%
AK Medical Holdings Ltd. (b) (c)	94,000	74,095
Angelalign Technology, Inc. (c)	9,400	88,902
APT Medical, Inc. Class A	2,014	72,897
Autobio Diagnostics Co. Ltd. Class A	15,000	72,647
Intco Medical Technology Co. Ltd. Class A	27,160	230,754
iRay Group Class A	1,929	30,357
Jafron Biomedical Co. Ltd. Class A	6,855	17,597
See accompanying notes to financial statements.
143

STATE STREET SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	26,382	$129,490
Lifetech Scientific Corp. (a)	322,000	68,998
Microport Cardioflow Medtech Corp. (a) (b) (c)	9,399	3,237
Microport Scientific Corp. (a) (b)	118,811	143,661
Ovctek China, Inc. Class A	16,900	34,575
Qingdao Haier Biomedical Co. Ltd. Class A	6,851	30,958
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	434,400	207,775
Shanghai Conant Optical Co. Ltd. Class H	13,200	78,525
Shanghai MicroPort MedBot Group Co. Ltd. Class H (a) (b)	53,500	172,233
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	14,400	343,305
Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A	16,400	116,517
Sinocare, Inc. Class A	22,900	52,619
Sonoscape Medical Corp. Class A	16,500	61,062
		2,030,204
HEALTH CARE PROVIDERS & SERVICES — 0.4%
160 Health International Ltd. (a)	7,250	96,079
Aier Eye Hospital Group Co. Ltd. Class A	148,445	204,397
Bright Eye Hospital Group Co. Ltd. Class A (a)	5,800	29,644
China Meheco Group Co. Ltd. Class A	27,266	40,544
China Resources Medical Holdings Co. Ltd. (b)	185,000	63,710
ClouDr Group Ltd. (a)	76,100	6,697
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class H	6,000	12,819
Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A	5,700	21,672
Gushengtang Holdings Ltd.	14,800	51,534
Huadong Medicine Co. Ltd. Class A	37,474	191,637
Hygeia Healthcare Holdings Co. Ltd. (a) (b) (c)	50,800	73,930
Jinxin Fertility Group Ltd. (a) (b) (c)	335,000	101,694
Jointown Pharmaceutical Group Co. Ltd. Class A	110,206	84,250
Meinian Onehealth Healthcare Holdings Co. Ltd. Class A	111,840	91,166
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	119,500	176,045
Sinopharm Group Co. Ltd. Class H	189,200	487,467
Topchoice Medical Corp. Class A	10,325	62,891
		1,796,176
Security Description	Shares	Value
HEALTH CARE TECHNOLOGY — 0.0% *
Winning Health Technology Group Co. Ltd. Class A	96,500	$117,225
Yidu Tech, Inc. (a) (b) (c)	56,100	35,133
		152,358
HOTELS, RESTAURANTS & LEISURE — 3.7%
Atour Lifestyle Holdings Ltd. ADR (b)	4,169	153,461
China Travel International Investment Hong Kong Ltd. (a) (b)	946,000	135,139
Guming Holdings Ltd. (b)	75,600	263,243
H World Group Ltd.	215,300	1,073,727
Haichang Ocean Park Holdings Ltd. (a) (b) (c)	551,000	33,031
Haidilao International Holding Ltd. (b) (c)	251,000	456,847
Helens International Holdings Co. Ltd.	73,500	8,250
Jiumaojiu International Holdings Ltd. (b) (c)	149,000	30,978
Meituan Class B (a) (c)	760,481	8,045,955
Mixue Group Class H (a) (b)	2,600	97,166
Nayuki Holdings Ltd. (a)	93,500	9,898
Shanghai Jinjiang International Hotels Co. Ltd. Class A	33,070	128,656
Songcheng Performance Development Co. Ltd. Class A	81,200	91,467
Tongcheng Travel Holdings Ltd.	150,907	346,461
TravelSky Technology Ltd. Class H	151,000	186,242
Trip.com Group Ltd. (a)	79,475	3,860,116
Yum China Holdings, Inc.	53,750	2,621,925
		17,542,562
HOUSEHOLD DURABLES — 0.9%
Beijing Roborock Technology Co. Ltd. Class A	3,400	59,063
Chervon Holdings Ltd.	19,800	41,165
Ecovacs Robotics Co. Ltd. Class A	5,700	50,359
Edifier Technology Co. Ltd. Class A	28,400	46,218
Gree Electric Appliances, Inc. of Zhuhai Class A	70,400	385,499
Guangdong Xinbao Electrical Appliances Holdings Co. Ltd. Class A	12,800	27,521
Haier Smart Home Co. Ltd. Class A	99,400	307,697
Haier Smart Home Co. Ltd. Class H	323,000	853,621
Hangzhou GreatStar Industrial Co. Ltd.	33,100	142,719
Hangzhou Robam Appliances Co. Ltd. Class A	34,138	104,391
Hisense Home Appliances Group Co. Ltd. Class H	47,000	119,595
See accompanying notes to financial statements.
144

STATE STREET SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Hisense Visual Technology Co. Ltd. Class A	29,300	$94,857
Jason Furniture Hangzhou Co. Ltd. Class A	20,240	97,878
Joyoung Co. Ltd. Class A	59,154	81,965
JS Global Lifestyle Co. Ltd. (a) (c)	126,000	27,964
KingClean Electric Co. Ltd. Class A (a)	28,160	111,552
Midea Group Co. Ltd. Class A	35,510	392,545
Midea Group Co. Ltd. Class H	33,700	360,203
Oppein Home Group, Inc. Class A	15,180	117,146
Shenzhen MTC Co. Ltd. Class A	247,300	338,723
Sichuan Changhong Electric Co. Ltd. Class A	117,336	147,292
Skyworth Group Ltd. (a) (b)	267,793	210,062
Zhejiang Supor Co. Ltd. Class A	3,065	19,459
Zhejiang Zhongjian Technology Co. Ltd. Class A	2,500	31,962
		4,169,456
HOUSEHOLD PRODUCTS — 0.0% *
Blue Moon Group Holdings Ltd. (c)	146,000	53,631
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 1.4%
Beijing Jingneng Clean Energy Co. Ltd. Class H	354,000	102,043
CGN New Energy Holdings Co. Ltd.	172,000	55,065
CGN Power Co. Ltd. Class H (c)	1,837,000	824,755
China Datang Corp. Renewable Power Co. Ltd. Class H (b)	456,000	90,732
China Longyuan Power Group Corp. Ltd. Class H	576,000	523,823
China National Nuclear Power Co. Ltd. Class A	244,100	319,850
China Power International Development Ltd.	670,000	270,044
China Resources Power Holdings Co. Ltd. (b)	296,092	689,227
China Three Gorges Renewables Group Co. Ltd. Class A	353,100	217,789
China Yangtze Power Co. Ltd. Class A	267,000	1,045,316
Concord New Energy Group Ltd.	750,000	23,054
Datang International Power Generation Co. Ltd. Class H (b)	714,287	228,675
GCL Energy Technology Co. Ltd. Class A	52,800	121,857
GD Power Development Co. Ltd. Class A	231,632	162,321
Guangdong Electric Power Development Co. Ltd. Class A	95,400	81,357
Huadian Power International Corp. Ltd. Class H	438,000	225,140
Huaneng Power International, Inc. Class A	62,496	63,521
Huaneng Power International, Inc. Class H	648,129	487,738
Security Description	Shares	Value
SDIC Power Holdings Co. Ltd. Class A	90,200	$184,927
Shanghai Electric Power Co. Ltd. Class A	52,700	139,253
Shenergy Co. Ltd. Class A	110,174	142,130
Sichuan Chuantou Energy Co. Ltd. Class A	87,018	187,600
Sichuan New Energy Power Co. Ltd. Class A	30,000	68,933
Xinyi Energy Holdings Ltd. (b)	333,216	50,576
Zhejiang Zheneng Electric Power Co. Ltd. Class A	242,816	190,900
		6,496,626
INDUSTRIAL CONGLOMERATES — 0.3%
Beijing Aerospace Changfeng Co. Ltd. Class A (a)	45,600	113,559
China Baoan Group Co. Ltd. Class A	39,400	50,257
CITIC Ltd.	813,000	1,225,691
CITIC Resources Holdings Ltd.	978,000	64,866
		1,454,373
INSURANCE — 3.7%
China Life Insurance Co. Ltd. Class A	38,544	202,802
China Life Insurance Co. Ltd. Class H	1,036,040	3,250,757
China Pacific Insurance Group Co. Ltd. Class A	92,400	496,202
China Pacific Insurance Group Co. Ltd. Class H	362,200	1,472,786
China Reinsurance Group Corp. Class H	566,000	106,122
China Taiping Insurance Holdings Co. Ltd.	258,691	675,747
New China Life Insurance Co. Ltd. Class A	26,800	238,754
New China Life Insurance Co. Ltd. Class H	139,400	822,866
People's Insurance Co. Group of China Ltd. Class A	139,700	147,048
People's Insurance Co. Group of China Ltd. Class H	1,056,000	727,329
PICC Property & Casualty Co. Ltd. Class H	1,000,287	1,819,353
Ping An Insurance Group Co. of China Ltd. Class A	105,294	865,622
Ping An Insurance Group Co. of China Ltd. Class H (b)	881,600	6,684,921
ZhongAn Online P&C Insurance Co. Ltd. Class H (a) (c)	87,600	142,458
		17,652,767
INTERACTIVE MEDIA & SERVICES — 12.6%
Autohome, Inc. ADR	10,371	180,144
Baidu, Inc. Class A (a)	310,350	4,184,076
Bilibili, Inc. Class Z (a) (b)	37,120	808,192
See accompanying notes to financial statements.
145

STATE STREET SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
China Metal Recycling Holdings Ltd. (a) (b) (d)	268,085	$—
Hello Group, Inc. ADR	23,693	136,472
JOYY, Inc. ADR	6,429	375,389
Kanzhun Ltd. ADR	50,940	682,087
Kuaishou Technology (c)	381,400	2,194,940
Kunlun Tech Co. Ltd. Class A (a)	16,600	117,770
Meitu, Inc. (b) (c)	439,000	240,212
So-Young International, Inc. ADR (b)	13,901	37,950
Tencent Holdings Ltd.	823,215	50,819,629
Zhihu, Inc. ADR (a)	13,105	37,218
		59,814,079
IT SERVICES — 0.5%
Beijing Teamsun Technology Co. Ltd. Class A	17,500	62,863
Beijing Ultrapower Software Co. Ltd. Class A	25,000	33,735
Bringspring Science & Technology Co. Ltd. Class A (a)	22,400	45,827
China TransInfo Technology Co. Ltd. Class A	73,776	102,225
Chinasoft International Ltd. (b)	474,000	198,301
Dawei Technology Guangdong Group Co. Ltd. Class A (a)	7,900	12,216
Digital China Group Co. Ltd. Class A	19,500	94,215
Digital China Holdings Ltd. (b)	162,000	43,805
GDS Holdings Ltd. Class A (a) (b)	152,100	749,616
Hand Enterprise Solutions Co. Ltd. Class A	15,100	41,758
Hydsoft Technology Co. Ltd. Class A	1,500	8,807
INESA Intelligent Tech, Inc. Class A	39,600	133,191
Isoftstone Information Technology Group Co. Ltd. Class A	16,500	88,153
Kingsoft Cloud Holdings Ltd. (a) (b)	322,000	283,386
Merit Interactive Co. Ltd. Class A (a)	3,900	20,447
Range Intelligent Computing Technology Group Co. Ltd. Class A	12,800	149,744
Shenzhen Forms Syntron Information Co. Ltd. (a)	9,200	40,028
Taiji Computer Corp. Ltd. Class A	18,244	52,698
Vnet Group, Inc. ADR (a)	21,685	181,937
WellCell Holdings Co. Ltd. (a) (b)	52,000	122,701
		2,465,653
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Alpha Group Class A (a)	63,400	70,590
Bloks Group Ltd. (a) (b)	6,000	46,568
Guangdong Qunxing Toys Joint-Stock Co. Ltd. Class A (a)	40,100	48,538
Security Description	Shares	Value
Shanghai Yaoji Technology Co. Ltd. Class A	16,900	$49,819
Zhejiang Cfmoto Power Co. Ltd. Class A	5,900	195,280
		410,795
LIFE SCIENCES TOOLS & SERVICES — 1.0%
Genscript Biotech Corp. (a)	140,000	195,531
Hangzhou Tigermed Consulting Co. Ltd. Class A	23,400	182,377
Hangzhou Tigermed Consulting Co. Ltd. Class H (c)	5,700	30,128
Joinn Laboratories China Co. Ltd. Class A	16,529	81,847
Maccura Biotechnology Co. Ltd. Class A	10,800	16,763
Pharmaron Beijing Co. Ltd. Class A	47,600	192,834
Pharmaron Beijing Co. Ltd. Class H (c)	5,750	13,802
Shanghai Medicilon, Inc. Class A (a)	1,679	15,169
WuXi AppTec Co. Ltd. Class A	58,284	827,843
WuXi AppTec Co. Ltd. Class H (c)	37,100	556,013
Wuxi Biologics Cayman, Inc. (a) (c)	510,000	2,147,930
WuXi XDC Cayman, Inc. (a)	16,000	118,772
XtalPi Holdings Ltd. (a) (b)	241,000	276,958
		4,655,967
MACHINERY — 2.3%
Anhui Heli Co. Ltd. Class A	28,900	75,402
Beijing Jingcheng Machinery Electric Co. Ltd. Class A (a)	16,200	26,106
China CSSC Holdings Ltd. Class A	69,000	308,101
China International Marine Containers Group Co. Ltd. Class H (b)	175,290	217,989
CIMC Enric Holdings Ltd.	132,000	169,710
CRRC Corp. Ltd. Class A	469,800	431,252
CRRC Corp. Ltd. Class H	267,000	172,660
Dongguan Yiheda Automation Co. Ltd. Class A	16,400	54,210
EFORT Intelligent Robot Co. Ltd. (a)	2,584	6,184
First Tractor Co. Ltd. Class H (b)	154,000	163,621
Guangdong Topstar Technology Co. Ltd. Class A (a)	2,100	7,623
Haitian International Holdings Ltd.	111,000	284,855
Hangcha Group Co. Ltd. Class A	38,340	136,003
Han's Laser Technology Industry Group Co. Ltd. Class A	37,082	329,012
Hefei Meiya Optoelectronic Technology, Inc. Class A	58,254	146,590
Jiangsu Hengli Hydraulic Co. Ltd. Class A	26,796	372,452
Keda Industrial Group Co. Ltd. Class A	39,700	91,336
See accompanying notes to financial statements.
146

STATE STREET SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Leader Harmonious Drive Systems Co. Ltd. Class A	3,500	$94,844
Lonking Holdings Ltd.	682,000	260,093
Luoyang Xinqianglian Slewing Bearing Co. Ltd. Class A	5,800	37,185
Ningbo Deye Technology Co. Ltd. Class A	7,408	141,002
North Industries Group Red Arrow Co. Ltd. Class A (a)	22,000	53,672
RoboTechnik Intelligent Technology Co. Ltd. Class A	1,200	66,129
RongFa Nuclear Equipment Co. Ltd. Class A (a)	61,900	65,873
SanFeng Intelligent Equipment Group Co. Ltd. Class A (a)	10,500	10,520
Sany Heavy Equipment International Holdings Co. Ltd.	161,000	226,914
Sany Heavy Industry Co. Ltd. Class A	151,496	421,584
Shandong Himile Mechanical Science & Technology Co. Ltd. Class A	16,100	184,574
Shannon Semiconductor Technology Co. Ltd. Class A	7,900	143,698
Shenzhen Dobot Corp. Ltd. Class H (a)	4,600	19,080
Shenzhen Envicool Technology Co. Ltd. Class A	8,900	108,694
Shenzhen Inovance Technology Co. Ltd. Class A	37,150	360,382
Siasun Robot & Automation Co. Ltd. Class A (a)	57,800	123,103
Sinotruk Hong Kong Ltd.	81,000	400,650
UBTech Robotics Corp. Ltd. Class H (a) (b)	36,200	394,311
Weichai Power Co. Ltd. Class H	369,680	1,288,189
Wuxi Lead Intelligent Equipment Co. Ltd. Class A	25,200	174,040
XCMG Construction Machinery Co. Ltd. Class A	263,224	384,163
Xi'an Bright Laser Technologies Co. Ltd. Class A	7,371	98,601
Yangzijiang Shipbuilding Holdings Ltd.	438,100	1,283,586
Yantai Eddie Precision Machinery Co. Ltd. Class A	9,500	27,001
Yutong Bus Co. Ltd. Class A	48,900	253,892
ZCZL Industrial Technology Group Co. Ltd. Class A	40,414	119,310
Zhejiang Changsheng Sliding Bearings Co. Ltd. Class A	2,200	22,230
Zhejiang Dingli Machinery Co. Ltd. Class A	14,200	99,468
Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	50,520	311,091
Zhuzhou CRRC Times Electric Co. Ltd. Class H	97,900	455,024
Security Description	Shares	Value
Zoomlion Heavy Industry Science & Technology Co. Ltd. Class H (b)	376,000	$414,836
		11,036,845
MARINE — 0.5%
Antong Holdings Co. Ltd. Class A (a)	136,600	87,418
COSCO SHIPPING Holdings Co. Ltd. Class A	44,700	97,145
COSCO SHIPPING Holdings Co. Ltd. Class H (b)	416,577	791,689
COSCO SHIPPING Specialized Carriers Co. Ltd. Class A	96,000	124,957
Hainan Strait Shipping Co. Ltd. Class A	88,000	109,065
LC Logistics, Inc.	21,800	12,290
Orient Overseas International Ltd. (b)	16,500	292,741
Shanghai Zhonggu Logistics Co. Ltd. Class A	62,400	103,628
SITC International Holdings Co. Ltd.	192,000	834,591
Xingtong Shipping Co. Ltd. Class A	25,600	55,079
		2,508,603
MEDIA — 0.3%
Bluefocus Intelligent Communications Group Co. Ltd. Class A	81,680	175,028
China Literature Ltd. (a) (b) (c)	73,600	238,631
China Publishing & Media Co. Ltd. Class A	44,100	40,482
China Science Publishing & Media Ltd. Class A	16,300	53,974
China South Publishing & Media Group Co. Ltd. Class A	26,538	42,228
COL Group Co. Ltd. Class A (a)	18,000	69,532
Focus Media Information Technology Co. Ltd. Class A	122,200	115,889
Jiangsu Phoenix Publishing & Media Corp. Ltd. Class A	31,192	44,168
Leo Group Co. Ltd. Class A	60,600	68,526
Mobvista, Inc. (a) (c)	79,000	132,503
NanJi E-Commerce Co. Ltd. Class A	167,200	67,783
People.cn Co. Ltd. Class A	18,500	52,580
Qunabox Group Ltd. (a) (b)	12,000	25,346
Shandong Publishing & Media Co. Ltd. Class A	50,413	64,962
Southern Publishing & Media Co. Ltd. Class A	29,900	56,235
Wasu Media Holding Co. Ltd. Class A	134,800	144,233
Xinhua Winshare Publishing & Media Co. Ltd. Class H	63,000	83,569
See accompanying notes to financial statements.
147

STATE STREET SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Xinhuanet Co. Ltd. Class A	20,570	$59,208
		1,534,877
METALS & MINING — 4.3%
Aluminum Corp. of China Ltd. Class H	812,000	1,165,149
Angang Steel Co. Ltd. Class H (a)	501,435	95,935
Anhui Honglu Steel Construction Group Co. Ltd. Class A	28,330	84,210
Baiyin Nonferrous Group Co. Ltd. Class A	39,500	46,439
Baoshan Iron & Steel Co. Ltd. Class A	278,628	258,590
Chifeng Jilong Gold Mining Co. Ltd. Class H	24,200	127,602
China Gold International Resources Corp. Ltd.	31,200	601,699
China Hongqiao Group Ltd.	366,000	1,622,683
China Nonferrous Mining Corp. Ltd.	163,000	238,880
China Northern Rare Earth Group High-Tech Co. Ltd. Class A	70,928	489,647
China Rare Earth Resources & Technology Co. Ltd. Class A (a)	21,500	149,389
China Tungsten & Hightech Materials Co. Ltd. Class A	11,800	81,512
China Zhongwang Holdings Ltd. (a) (b) (d)	1,029,600	—
Chongqing Iron & Steel Co. Ltd. Class A (a)	615,500	126,545
Citic Pacific Special Steel Group Co. Ltd. Class A	50,900	120,420
CMOC Group Ltd. Class A	248,702	617,551
CMOC Group Ltd. Class H	447,000	917,923
Guangdong HEC Technology Holding Co. Ltd. Class A (a)	65,000	285,158
Guangdong Hongda Holdings Group Co. Ltd. Class A	37,800	214,321
Guocheng Mining Co. Ltd. Class A (a)	52,400	294,900
Hangzhou Iron & Steel Co. Class A (a)	14,500	17,971
Henan Shenhuo Coal Industry & Electricity Power Co. Ltd. Class A	47,500	211,823
Hunan Valin Steel Co. Ltd. Class A	116,354	85,412
Inner Mongolia BaoTou Steel Union Co. Ltd. Class A	909,764	330,622
Inner Mongolia ERDOS Resources Co. Ltd. Class A	44,620	96,260
JCHX Mining Management Co. Ltd. Class A	16,100	132,475
Jiangxi Copper Co. Ltd. Class H	217,000	943,815
Jinduicheng Molybdenum Co. Ltd. Class A	62,400	168,046
Lingbao Gold Group Co. Ltd. Class H (b)	96,000	315,910
Security Description	Shares	Value
Maanshan Iron & Steel Co. Ltd. Class A (a)	408,900	$222,013
Maanshan Iron & Steel Co. Ltd. Class H (a)	84,000	26,892
MMG Ltd. (a)	600,000	552,537
Pangang Group Vanadium Titanium & Resources Co. Ltd. Class A (a)	257,500	124,151
Shandong Gold Mining Co. Ltd. Class A	115,520	673,213
Shandong Gold Mining Co. Ltd. Class H (c)	87,250	359,897
Shandong Nanshan Aluminum Co. Ltd. Class A	195,000	173,071
Shanjin International Gold Co. Ltd. Class A	50,800	218,302
Shanxi Meijin Energy Co. Ltd. Class A (a)	133,100	90,767
Shanxi Taigang Stainless Steel Co. Ltd. Class A (a)	113,200	71,132
Shenghe Resources Holding Co. Ltd. Class A	38,000	123,243
Shougang Fushan Resources Group Ltd.	549,136	194,714
Sinomine Resource Group Co. Ltd. Class A	7,520	80,898
Tiangong International Co. Ltd.	90,000	35,586
Tianshan Aluminum Group Co. Ltd. Class A	77,500	199,621
Wanguo Gold Group Ltd.	93,000	159,899
Western Superconducting Technologies Co. Ltd. Class A	10,652	109,362
Xiamen Tungsten Co. Ltd. Class A	42,800	344,671
Xinxing Ductile Iron Pipes Co. Ltd. Class A	186,206	124,556
Xizang Zhufeng Resources Co. Ltd. Class A	17,960	44,258
YongXing Special Materials Technology Co. Ltd. Class A	5,670	61,423
Youngy Co. Ltd. Class A	4,711	52,030
Yunnan Aluminium Co. Ltd. Class A	54,250	243,496
Zhaojin Mining Industry Co. Ltd. Class H	237,500	961,487
Zhejiang Hailiang Co. Ltd. Class A	108,600	218,562
Zhongjin Gold Corp. Ltd. Class A	89,472	346,011
Zijin Mining Group Co. Ltd. Class A	222,212	1,052,714
Zijin Mining Group Co. Ltd. Class H	868,750	3,807,333
		20,512,726
OIL, GAS & CONSUMABLE FUELS — 3.1%
CGN Mining Co. Ltd.	465,000	228,935
China Coal Energy Co. Ltd. Class H	394,013	663,372
China Merchants Energy Shipping Co. Ltd. Class A	140,400	332,568
See accompanying notes to financial statements.
148

STATE STREET SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
China Petroleum & Chemical Corp. Class A	425,692	$362,412
China Petroleum & Chemical Corp. Class H	3,300,640	1,890,242
China Shenhua Energy Co. Ltd. Class A	80,042	541,787
China Shenhua Energy Co. Ltd. Class H	458,700	2,698,304
China Suntien Green Energy Corp. Ltd. Class H (b)	369,000	184,025
COSCO SHIPPING Energy Transportation Co. Ltd. Class H (b)	261,800	598,719
Guanghui Energy Co. Ltd. Class A	144,676	139,718
Guizhou Panjiang Refined Coal Co. Ltd. Class A	113,631	93,284
Inner Mongolia Dian Tou Energy Corp. Ltd. Class A	48,500	211,157
Jizhong Energy Resources Co. Ltd. Class A	132,640	110,234
Oriental Energy Co. Ltd. Class A (a)	76,800	96,407
PetroChina Co. Ltd. Class A	418,384	738,428
PetroChina Co. Ltd. Class H	2,694,930	3,695,122
Pingdingshan Tianan Coal Mining Co. Ltd. Class A	50,700	59,900
Shaanxi Coal Industry Co. Ltd. Class A	132,200	489,814
Shan Xi Hua Yang Group New Energy Co. Ltd. Class A	75,198	95,921
Shanxi Coking Coal Energy Group Co. Ltd. Class A	72,596	70,213
Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	58,078	113,941
Sinopec Kantons Holdings Ltd.	334,000	173,812
United Energy Group Ltd.	1,292,000	90,635
Yankuang Energy Group Co. Ltd. Class A	50,290	140,894
Yankuang Energy Group Co. Ltd. Class H (b)	415,304	771,789
		14,591,633
PAPER & FOREST PRODUCTS — 0.1%
Lee & Man Paper Manufacturing Ltd.	418,000	183,937
Nine Dragons Paper Holdings Ltd. (a)	343,000	289,180
		473,117
PERSONAL CARE PRODUCTS — 0.1%
Bloomage Biotechnology Corp. Ltd. Class A	3,863	22,876
By-health Co. Ltd. Class A	39,700	63,114
Giant Biogene Holding Co. Ltd. (b) (c)	63,800	223,783
Hengan International Group Co. Ltd.	31,000	108,734
Security Description	Shares	Value
Mao Geping Cosmetics Co. Ltd. Class H (b)	1,900	$18,272
Yatsen Holding Ltd. ADR (a)	6,434	19,817
Yunnan Botanee Bio-Technology Group Co. Ltd. Class A	5,600	30,770
		487,366
PHARMACEUTICALS — 2.1%
Antengene Corp. Ltd. (a) (c)	62,000	37,167
ApicHope Pharmaceutical Group Co. Ltd. (a)	6,700	31,459
Asymchem Laboratories Tianjin Co. Ltd. Class A	13,100	210,098
Beijing Tong Ren Tang Co. Ltd. Class A	20,994	84,442
Belite Bio, Inc. ADR (a) (b)	3,192	508,932
BGM Group Ltd. (a) (b)	5,254	1,589
Changchun High-Tech Industry Group Co. Ltd. Class A	5,198	64,626
Chengdu Kanghong Pharmaceutical Group Co. Ltd. Class A	37,180	155,574
China Animal Healthcare Ltd. (a) (d)	763,600	—
China Medical System Holdings Ltd. (b)	206,300	352,069
China Resources Pharmaceutical Group Ltd. (c)	313,000	230,752
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	34,120	138,027
China Shineway Pharmaceutical Group Ltd.	121,000	138,437
Chongqing Taiji Industry Group Co. Ltd. Class A (a)	14,000	33,811
Consun Pharmaceutical Group Ltd.	161,000	342,116
CSPC Innovation Pharmaceutical Co. Ltd. Class A	2,200	10,117
CSPC Pharmaceutical Group Ltd.	1,220,240	1,416,314
Dong-E-E-Jiao Co. Ltd. Class A	15,892	131,546
Hansoh Pharmaceutical Group Co. Ltd. (b) (c)	136,000	615,454
Hebei Changshan Biochemical Pharmaceutical Co. Ltd. Class A (a)	6,300	34,096
Hua Medicine (a) (c)	100,500	43,711
Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A	83,778	669,816
Jiangsu Nhwa Pharmaceutical Co. Ltd. Class A	23,900	77,513
Joincare Pharmaceutical Group Industry Co. Ltd. Class A	100,504	162,979
Livzon Pharmaceutical Group, Inc. Class A	28,938	142,497
Luye Pharma Group Ltd. (a) (c)	382,500	122,455
NH Health (a) (b) (d)	47,500	42,834
Ocumension Therapeutics (a) (b) (c)	80,500	75,672
See accompanying notes to financial statements.
149

STATE STREET SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Regencell Bioscience Holdings Ltd. (a) (b)	4,051	$103,017
Shandong Xinhua Pharmaceutical Co. Ltd. Class A	27,100	58,385
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	47,100	181,602
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	53,000	133,984
Shenyang Xingqi Pharmaceutical Co. Ltd. Class A	7,599	72,396
Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class A	60,724	99,702
Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	40,200	356,851
Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A	27,900	68,026
Sichuan Kelun Pharmaceutical Co. Ltd. Class A	37,866	190,188
Sihuan Pharmaceutical Holdings Group Ltd. (b)	445,000	77,192
Simcere Pharmaceutical Group Ltd. (c)	150,000	242,979
Sino Biopharmaceutical Ltd.	1,612,250	1,211,213
SSY Group Ltd. (b)	302,332	94,862
Structure Therapeutics, Inc. ADR (a)	8,356	402,759
Sunshine Lake Pharma Co. Ltd. Class H (a) (b)	19,830	113,817
Tong Ren Tang Technologies Co. Ltd. Class H	161,000	81,114
United Laboratories International Holdings Ltd. (b)	160,000	196,117
Yifan Pharmaceutical Co. Ltd. Class A	70,700	129,798
Yunnan Baiyao Group Co. Ltd. Class A	22,469	178,472
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	6,400	140,015
Zhejiang Huahai Pharmaceutical Co. Ltd. Class A	49,346	114,743
		10,121,335
PROFESSIONAL SERVICES — 0.0% *
FESCO Group Co. Ltd. Class A	27,700	65,132
REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.9%
A-Living Smart City Services Co. Ltd. Class H (c)	163,750	37,177
Beijing Capital Development Co. Ltd. Class A (a)	96,700	70,705
Beijing North Star Co. Ltd. Class A (a)	415,800	106,558
C&D International Investment Group Ltd.	93,021	149,613
China Jinmao Holdings Group Ltd.	1,156,718	190,322
China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	138,741	168,939
Security Description	Shares	Value
China Overseas Grand Oceans Group Ltd.	250,557	$75,740
China Overseas Land & Investment Ltd.	522,362	769,531
China Overseas Property Holdings Ltd. (b)	287,620	144,907
China Resources Land Ltd.	428,055	1,563,671
China Resources Mixc Lifestyle Services Ltd. (c)	115,200	691,182
China Vanke Co. Ltd. Class A (a)	156,910	90,647
China Vanke Co. Ltd. Class H (a) (b)	329,764	122,397
Country Garden Holdings Co. Ltd. (a)	578,000	23,223
Country Garden Services Holdings Co. Ltd.	359,000	270,617
Evergrande Property Services Group Ltd. (a) (c)	478,500	68,966
Gemdale Corp. Class A (a)	121,140	47,883
Grandjoy Holdings Group Co. Ltd. Class A (a)	194,900	82,117
Green Development Electricity Group of Tianjin Co. Ltd. Class A	30,000	43,914
Greentown China Holdings Ltd. (b)	179,500	199,872
Greentown Service Group Co. Ltd.	322,000	175,371
Guangdong Hong Kong Greater Bay Area Holdings Ltd. (a)	72,000	56,019
Hainan Airport Infrastructure Co. Ltd. Class A	206,100	108,023
Hangzhou Binjiang Real Estate Group Co. Ltd. Class A	52,800	74,613
Hopson Development Holdings Ltd. (a)	170,877	57,539
Jiangsu Zhongnan Construction Group Co. Ltd. Class A (a) (d)	212,600	—
KE Holdings, Inc. ADR (b)	102,604	1,535,982
Longfor Group Holdings Ltd. (b) (c)	288,549	277,869
Poly Developments & Holdings Group Co. Ltd. Class A	162,760	137,151
Poly Property Group Co. Ltd.	614,784	137,225
Poly Property Services Co. Ltd. Class H	11,400	45,366
Red Star Macalline Group Corp. Ltd. Class A (a)	140,760	49,320
RiseSun Real Estate Development Co. Ltd. Class A (a)	157,000	32,506
Seazen Group Ltd. (a) (b)	581,809	151,385
Seazen Holdings Co. Ltd. Class A (a)	51,700	104,872
Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class A	96,000	152,617
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A	92,200	103,324
See accompanying notes to financial statements.
150

STATE STREET SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	25,700	$126,701
Shenzhen Investment Ltd. (a) (b)	696,565	62,192
Shenzhen New Nanshan Holding Group Co. Ltd. Class A (a)	95,200	34,321
Shenzhen Overseas Chinese Town Co. Ltd. Class A (a)	211,200	66,356
Shoucheng Holdings Ltd.	324,000	69,014
Sino-Ocean Group Holding Ltd. (a)	1,234,712	11,811
SOHO China Ltd. (a)	336,500	18,885
Sunac China Holdings Ltd. (a) (b)	771,000	103,256
Sunac Services Holdings Ltd. (b) (c)	199,000	21,067
Xiangcai Co. Ltd. Class A (a)	74,700	100,260
Yango Group Co. Ltd. Class A (a) (d)	477,900	—
Yanlord Land Group Ltd. (a)	199,800	93,694
Yuexiu Property Co. Ltd. (b)	252,900	121,608
Zhongtian Financial Group Co. Ltd. Class A (a) (d)	1,031,300	—
		8,946,328
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.4%
3peak, Inc. Class A (a)	1,585	39,456
ACM Research Shanghai, Inc. Class A	3,467	71,085
Advanced Micro-Fabrication Equipment, Inc. China Class A	9,392	416,627
Amlogic Shanghai Co. Ltd. Class A (a)	8,322	95,429
ASR Microelectronics Co. Ltd. Class A (a)	3,609	35,073
Bestechnic Shanghai Co. Ltd. Class A	1,221	31,059
Biwin Storage Technology Co. Ltd. Class A (a)	3,514	107,857
Black Sesame International Holding Ltd. (a)	21,900	43,352
Cambricon Technologies Corp. Ltd. Class A (a)	4,593	653,701
China Resources Microelectronics Ltd. Class A	13,230	85,318
Daqo New Energy Corp. ADR (a)	9,008	191,600
Dosilicon Co. Ltd. Class A (a)	4,250	66,876
Flat Glass Group Co. Ltd. Class A (a)	29,640	60,896
Flat Glass Group Co. Ltd. Class H (a) (b)	47,000	51,495
GalaxyCore, Inc. Class A	44,422	83,355
GCL Technology Holdings Ltd. (a) (b)	3,067,000	336,423
GigaDevice Semiconductor, Inc. Class A	13,125	452,468
Hainan Drinda New Energy Technology Co. Ltd. Class A (a)	5,700	59,404
Security Description	Shares	Value
Hangzhou Chang Chuan Technology Co. Ltd. Class A	16,400	$287,434
Hangzhou First Applied Material Co. Ltd. Class A	38,949	98,970
Hangzhou Lion Microelectronics Co. Ltd. Class A (a)	16,200	76,395
Hangzhou Silan Microelectronics Co. Ltd. Class A	16,578	61,255
Henan Shijia Photons Technology Co. Ltd. Class A	7,529	90,685
Hongyuan Green Energy Co. Ltd. Class A (a)	4,724	15,670
Hua Hong Semiconductor Ltd. Class H (a) (c)	89,000	881,463
Hwatsing Technology Co. Ltd. Class A	5,658	142,542
Hygon Information Technology Co. Ltd. Class A	22,975	699,426
Ingenic Semiconductor Co. Ltd. Class A	5,800	87,587
InnoScience Suzhou Technology Holding Co. Ltd. Class H (a)	6,800	43,540
JA Solar Technology Co. Ltd. Class A (a)	51,478	81,241
JCET Group Co. Ltd. Class A	29,134	163,456
Jiangsu Pacific Quartz Co. Ltd. Class A	5,700	33,969
Jinko Solar Co. Ltd. Class A (a)	91,770	86,499
JinkoSolar Holding Co. Ltd. ADR	5,986	152,104
Kingsemi Co. Ltd. Class A	3,801	92,214
Konfoong Materials International Co. Ltd. Class A	4,700	94,739
LONGi Green Energy Technology Co. Ltd. Class A (a)	110,390	280,342
Loongson Technology Corp. Ltd. Class A (a)	6,270	118,515
Montage Technology Co. Ltd. Class A	20,748	376,346
National Silicon Industry Group Co. Ltd. Class A (a)	43,223	105,762
NAURA Technology Group Co. Ltd. Class A	6,482	419,514
Nsing Technologies, Inc. Class A (a)	1,300	3,766
OmniVision Integrated Circuits Group, Inc.	15,040	206,784
Piotech, Inc. Class A	3,662	196,178
Productive Technologies Co. Ltd. (a)	488,000	15,872
Qingdao Gaoce Technology Co. Ltd. Class A	20,548	38,914
Risen Energy Co. Ltd. Class A (a)	22,200	51,621
Rockchip Electronics Co. Ltd. Class A	7,500	165,307
Sanan Optoelectronics Co. Ltd. Class A	70,634	119,348
SG Micro Corp. Class A	12,172	119,188
See accompanying notes to financial statements.
151

STATE STREET SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Shanghai Aiko Solar Energy Co. Ltd. Class A (a)	29,000	$58,825
Shanghai Fudan Microelectronics Group Co. Ltd. Class A	9,691	93,491
Shanghai Fudan Microelectronics Group Co. Ltd. Class H (b)	57,000	279,322
Shenzhen Goodix Technology Co. Ltd. Class A	10,200	97,323
Shenzhen SC New Energy Technology Corp. Class A	5,700	86,936
Shenzhen Techwinsemi Technology Co. Ltd. Class A	1,300	71,544
StarPower Semiconductor Ltd. Class A	9,760	143,361
Suzhou Centec Communications Co. Ltd. Class A (a)	2,567	62,024
Suzhou Everbright Photonics Co. Ltd. Class A (a)	2,124	63,351
Suzhou Maxwell Technologies Co. Ltd. Class A	4,734	156,756
TCL Zhonghuan Renewable Energy Technology Co. Ltd. Class A (a)	75,450	95,914
Tianshui Huatian Technology Co. Ltd. Class A	50,600	85,277
TongFu Microelectronics Co. Ltd. Class A	36,900	220,811
Tongwei Co. Ltd. Class A (a)	70,500	168,628
Trina Solar Co. Ltd. Class A (a)	33,260	79,361
Unigroup Guoxin Microelectronics Co. Ltd. Class A	15,695	150,071
Vanchip Tianjin Technology Co. Ltd. Class A (a)	6,584	31,353
Verisilicon Microelectronics Shanghai Co. Ltd. Class A (a)	9,839	288,188
Wuhan Dr. Laser Technology Corp. Ltd. Class A	5,740	60,627
Wuxi Autowell Technology Co. Ltd. Class A	3,741	39,746
Xinjiang Daqo New Energy Co. Ltd. Class A (a)	16,577	50,403
Xinyi Solar Holdings Ltd. (b)	752,382	279,257
Yuanjie Semiconductor Technology Co. Ltd. Class A	936	136,258
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	26,700	158,924
		11,245,871
SOFTWARE — 1.1%
360 Security Technology, Inc. Class A	100,700	156,006
Agora, Inc. ADR (a)	10,792	38,204
AInnovation Technology Group Co. Ltd. Class H (a) (c)	33,800	21,857
Beijing E-Hualu Information Technology Co. Ltd. Class A (a)	16,600	27,472
Beijing Kingsoft Office Software, Inc. Class A	6,036	204,116
Security Description	Shares	Value
Beijing Shiji Information Technology Co. Ltd. Class A	63,122	$90,021
CETC Cyberspace Security Technology Co. Ltd. Class A	34,432	83,354
Chaince Digital Holdings, Inc. (a) (b)	6,349	25,269
China National Software & Service Co. Ltd. Class A (a)	16,900	88,725
Dmall, Inc. (a)	18,700	17,626
Doushen Beijing Education & Technology, Inc. Class A (a)	1,100	984
Empyrean Technology Co. Ltd. Class A	5,700	66,947
Genimous Technology Co. Ltd. Class A (a)	80,400	88,471
Geovis Technology Co. Ltd. Class A	5,182	45,767
GL-Carlink Technology Holding Ltd. (a)	5,500	4,209
Glory View Technology Co. Ltd. Class A	2,200	48,828
Horizon Robotics (a) (b)	1,331,400	1,124,189
Hundsun Technologies, Inc. Class A	32,463	119,997
Iflytek Co. Ltd. Class A	36,888	246,803
Jiangsu Hoperun Software Co. Ltd. Class A	17,500	98,260
Kingdee International Software Group Co. Ltd. (a)	456,000	498,446
Linklogis, Inc. Class B (c)	160,500	37,872
Marketingforce Management Ltd. (a) (b)	7,500	29,827
Ming Yuan Cloud Group Holdings Ltd.	161,000	42,918
NavInfo Co. Ltd. Class A (a)	82,700	110,878
Newborn Town, Inc. (a)	52,000	52,795
Newland Digital Technology Co. Ltd. Class A	15,790	45,952
Phancy Group Co. Ltd. Class H (a) (b)	36,900	165,481
Piesat Information Technology Co. Ltd. Class A (a)	15,234	43,364
Pony AI, Inc. ADR (a) (b)	29,068	274,402
Qi An Xin Technology Group, Inc. Class A (a)	15,599	66,604
Sangfor Technologies, Inc. Class A	11,000	162,005
Shanghai Baosight Software Co. Ltd. Class A	61,885	206,083
Shanghai Stonehill Technology Co. Ltd. Class A (a)	44,500	58,116
Shenzhen Fortune Trend Technology Co. Ltd. Class A	4,716	71,559
Shenzhen Infogem Technologies Co. Ltd. Class A (a)	6,000	32,603
Shenzhen Intellifusion Technologies Co. Ltd. Class A (a)	4,004	43,248
See accompanying notes to financial statements.
152

STATE STREET SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Shenzhen Ysstech Info-tech Co. Ltd. Class A (a)	6,800	$17,495
Thunder Software Technology Co. Ltd. Class A	9,300	78,664
Topsec Technologies Group, Inc. Class A	83,686	88,573
Transwarp Technology Shanghai Co. Ltd. Class A (a)	1,936	38,851
Tuya, Inc. ADR	28,928	66,824
Venustech Group, Inc. Class A (a)	29,400	54,444
Weimob, Inc. (a) (b) (c)	299,000	55,298
Yonyou Network Technology Co. Ltd. Class A (a)	61,540	103,715
		5,043,122
SPECIALTY RETAIL — 0.6%
ATRenew, Inc. ADR (a)	28,394	133,168
Beijing Caishikou Department Store Co. Ltd. Class A	59,100	192,958
China Meidong Auto Holdings Ltd.	112,000	20,000
China Tourism Group Duty Free Corp. Ltd. Class A	29,200	297,551
China Tourism Group Duty Free Corp. Ltd. Class H (b) (c)	16,100	133,376
China Yongda Automobiles Services Holdings Ltd.	183,000	32,444
EEKA Fashion Holdings Ltd.	22,500	19,458
HLA Group Corp. Ltd. Class A	102,028	96,463
Pop Mart International Group Ltd. (b) (c)	95,400	1,747,333
Shanghai Yuyuan Tourist Mart Group Co. Ltd. Class A	158,329	105,221
Topsports International Holdings Ltd. (c)	354,000	123,716
XXF Group Holdings Ltd. (a) (b)	97,500	14,053
Zhongsheng Group Holdings Ltd.	127,000	133,152
		3,048,893
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.5%
Anker Innovations Technology Co. Ltd. Class A	5,660	88,661
Canaan, Inc. ADR (a) (b)	149,109	64,385
China Greatwall Technology Group Co. Ltd. Class A (a)	70,500	150,152
Founder Technology Group Corp. Class A (a)	32,300	46,205
Hengbao Co. Ltd. Class A	14,100	31,459
IEIT Systems Co. Ltd. Class A	26,240	213,060
Legend Holdings Corp. Class H (a) (c)	62,100	63,603
Lenovo Group Ltd. (b)	974,000	1,136,719
Ninestar Corp. Class A (a)	19,100	45,768
Sharetronic Data Technology Co. Ltd. Class A	2,100	63,644
Shenzhen Longsys Electronics Co. Ltd. Class A (a)	5,900	253,779
Security Description	Shares	Value
Shenzhen Transsion Holdings Co. Ltd. Class A	17,298	$137,373
Tsinghua Tongfang Co. Ltd. Class A (a)	86,200	98,597
Xiaomi Corp. Class B (a) (c)	2,343,200	9,492,109
		11,885,514
TEXTILES, APPAREL & LUXURY GOODS — 1.0%
361 Degrees International Ltd.	161,000	128,961
ANTA Sports Products Ltd.	170,000	1,641,412
Biem.L.Fdlkk Garment Co. Ltd. Class A	18,400	45,609
Bosideng International Holdings Ltd.	556,000	283,666
China Dongxiang Group Co. Ltd.	1,211,000	64,101
Lao Feng Xiang Co. Ltd. Class A	19,700	118,570
Laopu Gold Co. Ltd. Class H (b)	7,700	614,315
Li Ning Co. Ltd.	368,207	1,005,029
Shenzhou International Group Holdings Ltd.	120,100	716,599
Shijiazhuang Changshan BeiMing Technology Co. Ltd. Class A (a)	800	2,016
Star Shine Holdings Group Ltd. (a)	67,500	122,771
Xtep International Holdings Ltd.	231,246	131,842
Zhejiang Semir Garment Co. Ltd. Class A	119,000	93,557
		4,968,448
TOBACCO — 0.1%
RLX Technology, Inc. ADR	120,965	266,123
Smoore International Holdings Ltd. (b) (c)	301,000	340,920
		607,043
TRADING COMPANIES & DISTRIBUTORS — 0.2%
Beijing United Information Technology Co. Ltd. Class A	6,000	21,562
Bohai Leasing Co. Ltd. Class A (a)	342,500	213,731
COSCO SHIPPING Development Co. Ltd. Class H	738,500	106,439
Huitongda Network Co. Ltd. Class H (a) (c)	16,100	15,607
Jiangsu Guotai International Group Co. Ltd. Class A	120,398	158,109
Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class A	76,500	114,971
Shanxi Coal International Energy Group Co. Ltd. Class A	38,600	62,035
Xiamen C & D, Inc. Class A	89,864	115,539
ZKH Group Ltd. ADR (a)	11,220	33,211
		841,204
TRANSPORTATION INFRASTRUCTURE — 0.6%
Anhui Expressway Co. Ltd. Class H	94,000	178,044
Beijing Capital International Airport Co. Ltd. Class H (a)	361,939	84,481
China Merchants Port Holdings Co. Ltd.	211,185	394,346
See accompanying notes to financial statements.
153

STATE STREET SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
COSCO SHIPPING International Hong Kong Co. Ltd.	228,000	$182,337
COSCO SHIPPING Ports Ltd.	171,684	112,993
Guangzhou Baiyun International Airport Co. Ltd. Class A	62,790	81,548
Jiangsu Expressway Co. Ltd. Class H (b)	268,795	345,928
Qingdao Port International Co. Ltd. Class H (c)	207,000	179,800
Shanghai International Airport Co. Ltd. Class A	37,100	148,363
Shanghai International Port Group Co. Ltd. Class A	255,278	188,131
Shenzhen Expressway Corp. Ltd. Class H (b)	122,000	116,862
Shenzhen International Holdings Ltd. (b)	305,436	277,768
Sichuan Expressway Co. Ltd. Class H	324,000	227,290
Yuexiu Transport Infrastructure Ltd.	94,000	46,519
Zhejiang Expressway Co. Ltd. Class H	321,400	294,336
		2,858,746
WATER UTILITIES — 0.2%
Beijing Enterprises Water Group Ltd.	718,000	248,180
Chengdu Xingrong Environment Co. Ltd. Class A	61,706	60,931
China Water Affairs Group Ltd. (b)	118,000	73,598
Chongqing Water Group Co. Ltd. Class A	49,700	32,526
Guangdong Investment Ltd.	454,000	452,830
Luenmei Quantum Co. Ltd. Class A	53,100	51,818
		919,883
WIRELESS TELECOMMUNICATION SERVICES — 0.1%
China United Network Communications Ltd. Class A	383,407	247,030
TOTAL COMMON STOCKS (Cost $610,968,588)		474,349,551
SHORT-TERM INVESTMENTS — 1.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.64% (e) (f)	274,919	274,919
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (g) (h)	8,160,907	$8,160,907
TOTAL SHORT-TERM INVESTMENTS (Cost $8,435,826)		8,435,826
TOTAL INVESTMENTS — 101.3% (Cost $619,404,414)		482,785,377
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.3)%		(6,134,308)
NET ASSETS — 100.0%		$476,651,069

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2026.
(c)
Securities purchased pursuant to Rule 144A of the
Securities Act of 1933, as amended. These securities,
which represent 10.3% of net assets as of March 31, 2026,
may be resold in transactions exempt from registration,
normally to qualified institutional buyers.

(d)
Fair valued as determined in good faith by the Trust's
Oversight Committee in accordance with policy and
procedures approved by the Board of Trustees. Security
value is determined based on significant unobservable
inputs and is classified as Level 3. As of March 31, 2026,
total aggregate fair value of the securities is $42,834,
representing less than 0.05% of the Fund's net assets.

(e)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended March 31, 2026
are shown in the Affiliate Table below.

(f)	The rate shown is the annualized seven-day yield at March 31, 2026.
(g)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2026 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.

*	Amount is less than 0.05% of net assets.

Abbreviations:
ADR	American Depositary Receipt
See accompanying notes to financial statements.
154

STATE STREET SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

At March 31, 2026, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI China A 50 Connect Index (long)	12	04/17/2026	$779,830	$759,041	$(20,789)
MSCI China Net Total Return USD Index (long)	54	06/19/2026	1,757,195	1,645,207	(111,988)
					$(132,777)
During the period ended March 31, 2026, the average notional value related to futures contracts was $3,703,076.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$474,220,515	$86,202	$42,834	$474,349,551
Short-Term Investments	8,435,826	—	—	8,435,826
TOTAL INVESTMENTS	$482,656,341	$86,202	$42,834	$482,785,377
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(132,777)	$—	$—	$(132,777)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(132,777)	$—	$—	$(132,777)
Affiliate Table
	Number of Shares Held at 9/30/25	Value at 9/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/26	Value at 3/31/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,209,414	$1,209,414	$33,828,481	$34,762,976	$—	$—	274,919	$274,919	$31,728
State Street Navigator Securities Lending Portfolio II	4,254,739	4,254,739	40,258,371	36,352,203	—	—	8,160,907	8,160,907	95,860
Total		$5,464,153	$74,086,852	$71,115,179	$—	$—		$8,435,826	$127,588
See accompanying notes to financial statements.
155

STATE STREET SPDR S&P GLOBAL NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.1%
AUSTRALIA — 9.3%
Anglogold Ashanti PLC	469,859	$45,745,472
BHP Group Ltd.	5,618,256	193,897,896
Fortescue Ltd. (a)	1,845,981	25,678,188
Glencore PLC (b)	10,573,874	78,851,964
Northern Star Resources Ltd.	1,580,247	22,035,858
Rio Tinto Ltd. (a)	411,447	45,490,987
Woodside Energy Group Ltd. (a)	1,802,325	43,266,159
		454,966,524
AUSTRIA — 0.9%
Mondi PLC	3,815,962	42,450,849
BRAZIL — 6.3%
Petroleo Brasileiro SA - Petrobras ADR	1,764,087	36,604,805
Suzano SA ADR (a)	5,809,604	58,154,136
Vale SA ADR	3,972,477	63,202,109
Wheaton Precious Metals Corp.	502,625	65,765,702
Yara International ASA	1,413,249	81,826,971
		305,553,723
CANADA — 17.7%
Agnico Eagle Mines Ltd.	557,167	112,734,940
Barrick Mining Corp.	1,867,935	76,093,372
Cameco Corp.	414,212	44,901,287
Canadian Natural Resources Ltd. (a)	1,979,392	96,249,895
Cenovus Energy, Inc. (a)	1,310,008	34,656,942
Franco-Nevada Corp.	214,049	52,831,628
Imperial Oil Ltd. (a)	145,792	19,035,334
Kinross Gold Corp.	1,333,196	40,629,735
Nutrien Ltd. (a) (c)	2,956,420	222,459,721
Nutrien Ltd. (c)	432,017	32,600,003
Suncor Energy, Inc.	1,142,159	75,303,679
Teck Resources Ltd. Class B	496,235	25,637,593
West Fraser Timber Co. Ltd. (a)	487,168	31,718,021
		864,852,150
CHILE — 0.3%
Antofagasta PLC	380,556	16,696,181
CHINA — 2.3%
China Hongqiao Group Ltd.	3,643,000	16,151,460
Wilmar International Ltd. (a)	22,764,319	67,932,123
Zijin Mining Group Co. Ltd. Class H	6,636,000	29,082,544
		113,166,127
COLOMBIA — 0.1%
Ecopetrol SA ADR	233,600	3,501,664
CONGO — 0.1%
Ivanhoe Mines Ltd. Class A (a) (b)	829,728	7,069,231
FINLAND — 4.1%
Stora Enso OYJ Class R (a)	5,315,424	61,642,395
Security Description	Shares	Value
UPM-Kymmene OYJ	4,570,625	$141,136,126
		202,778,521
FRANCE — 3.7%
TotalEnergies SE	1,928,064	179,742,781
INDIA — 1.9%
Reliance Industries Ltd. GDR (d)	1,607,132	93,374,369
ISRAEL — 0.7%
ICL Group Ltd.	6,249,032	32,041,751
ITALY — 1.2%
Eni SpA (a)	1,968,871	56,373,041
JAPAN — 1.3%
Nippon Steel Corp. (a)	5,927,700	21,458,058
Oji Holdings Corp.	7,718,400	41,107,551
		62,565,609
LUXEMBOURG — 0.5%
ArcelorMittal SA	473,337	23,909,407
MEXICO — 0.3%
Southern Copper Corp.	91,142	15,681,893
NORWAY — 1.0%
Equinor ASA	803,916	34,695,413
Norsk Hydro ASA	1,440,124	15,153,831
		49,849,244
RUSSIA — 0.0%
Gazprom PJSC ADR (b) (e)	17,193	—
LUKOIL PJSC (b) (e)	173,497	—
Polyus PJSC GDR (b) (e)	77,132	—
Rosneft Oil Co. PJSC (b) (e)	1,071,162	—
Severstal PAO GDR (b) (e)	225,918	—
		—
SOUTH AFRICA — 2.0%
Anglo American PLC	1,305,206	54,716,129
Gold Fields Ltd. ADR	991,753	45,025,586
		99,741,715
SOUTH KOREA — 0.4%
POSCO Holdings, Inc. ADR	332,034	19,420,669
SPAIN — 0.6%
Repsol SA	1,075,187	30,537,167
SWEDEN — 1.2%
Svenska Cellulosa AB SCA Class B (a)	5,100,901	58,257,765
SWITZERLAND — 0.9%
SIG Group AG (a)	2,974,110	43,859,378
UNITED STATES — 41.9%
Amcor PLC	1,041,139	41,385,275
Archer-Daniels-Midland Co.	1,086,472	78,975,650
Avery Dennison Corp.	175,115	30,238,858
Baker Hughes Co.	370,372	22,611,211
BP PLC	14,882,985	118,993,540
Bunge Global SA	305,316	38,836,195
CF Industries Holdings, Inc.	351,739	45,669,792
See accompanying notes to financial statements.
156

STATE STREET SPDR S&P GLOBAL NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Chevron Corp.	712,701	$147,457,837
ConocoPhillips	465,965	61,507,380
Corteva, Inc.	1,526,933	127,819,561
Coterra Energy, Inc.	285,751	10,041,290
Darling Ingredients, Inc. (b)	356,247	22,033,877
Devon Energy Corp.	235,419	11,846,284
Diamondback Energy, Inc.	69,866	13,818,796
EOG Resources, Inc.	204,988	29,635,115
EQT Corp.	234,178	14,903,088
Exxon Mobil Corp.	1,585,115	268,930,611
FMC Corp.	281,292	4,843,848
Freeport-McMoRan, Inc.	1,589,249	93,416,056
Graphic Packaging Holding Co. (a)	664,700	6,607,118
Halliburton Co.	315,888	12,316,473
Ingredion, Inc.	143,118	16,123,674
International Paper Co.	1,190,849	42,513,309
Louisiana-Pacific Corp.	142,699	10,381,352
Marathon Petroleum Corp.	113,611	27,741,534
Mosaic Co.	714,796	18,227,298
Newmont Corp.	1,207,387	130,699,643
Nucor Corp.	252,787	42,746,282
Occidental Petroleum Corp.	269,929	17,545,385
Packaging Corp. of America	201,569	42,776,973
Phillips 66 Co.	151,482	27,596,991
Reliance, Inc.	57,643	17,518,861
Scotts Miracle-Gro Co.	100,111	6,087,750
Sealed Air Corp.	331,293	13,930,871
Shell PLC	5,472,939	258,590,870
SLB Ltd.	564,228	28,995,677
Smurfit Westrock PLC	1,181,535	47,084,170
Steel Dynamics, Inc.	151,583	27,284,940
Valero Energy Corp.	114,516	28,294,613
Weyerhaeuser Co. REIT	1,625,758	39,717,268
		2,045,745,316
ZAMBIA — 0.4%
First Quantum Minerals Ltd. (b)	745,275	17,762,063
TOTAL COMMON STOCKS (Cost $4,026,727,305)		4,839,897,138
SHORT-TERM INVESTMENTS — 5.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.64% (f) (g)	18,479,578	18,479,578
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (h) (i)	254,446,339	$254,446,339
TOTAL SHORT-TERM INVESTMENTS (Cost $272,925,917)		272,925,917
TOTAL INVESTMENTS — 104.7% (Cost $4,299,653,222)		5,112,823,055
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.7)%		(230,125,552)
NET ASSETS — 100.0%		$4,882,697,503

(a)	All or a portion of the shares of the security are on loan at March 31, 2026.
(b)	Non-income producing security.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)
Securities purchased pursuant to Rule 144A of the
Securities Act of 1933, as amended. These securities,
which represent 1.9% of net assets as of March 31, 2026,
may be resold in transactions exempt from registration,
normally to qualified institutional buyers.

(e)
Fair valued as determined in good faith by the Trust's
Oversight Committee in accordance with policy and
procedures approved by the Board of Trustees. Security
value is determined based on significant unobservable
inputs and is classified as Level 3. As of March 31, 2026,
total aggregate fair value of the securities is $0,
representing 0.00% of the Fund's net assets.

(f)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended March 31, 2026
are shown in the Affiliate Table below.

(g)	The rate shown is the annualized seven-day yield at March 31, 2026.
(h)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2026 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.

Abbreviations:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
At March 31, 2026, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Energy Select Sector Index (long)	68	06/18/2026	$8,242,892	$8,793,896	$551,004
E-mini S&P 500 Material Select Sector Index (long)	41	06/18/2026	4,313,405	4,379,210	65,805
FTSE 100 Index (long)	38	06/19/2026	5,200,976	5,110,777	(90,199)
See accompanying notes to financial statements.
157

STATE STREET SPDR S&P GLOBAL NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P/TSX 60 Index (long)	21	06/18/2026	5,707,133	5,741,650	34,517
SFE S&P ASX Share Price Index 200 (long)	44	06/18/2026	6,537,166	6,413,610	(123,556)
					$437,571
During the period ended March 31, 2026, the average notional value related to futures contracts was $28,499,776.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$4,839,897,138	$—	$0 (a)	$4,839,897,138
Short-Term Investments	272,925,917	—	—	272,925,917
TOTAL INVESTMENTS	$5,112,823,055	$—	$0	$5,112,823,055
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$651,326	$—	$—	$651,326
Futures Contracts - Unrealized Depreciation	(213,755)	—	—	(213,755)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$437,571	$—	$—	$437,571

(a)	The Fund held Level 3 securities that were valued at $0 at March 31, 2026.
Industry Breakdown as of March 31, 2026

% of Net Assets
Oil, Gas & Consumable Fuels	36.6%
Metals & Mining	29.5
Chemicals	11.7
Paper & Forest Products	9.1
Containers & Packaging	5.5
Food Products	4.6
Energy Equipment & Services	1.3
Specialized REITs	0.8
Short-Term Investments	5.6
Liabilities in Excess of Other Assets	(4.7)
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/25	Value at 9/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/26	Value at 3/31/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	10,124,885	$10,124,885	$232,973,236	$224,618,543	$—	$—	18,479,578	$18,479,578	$295,972
State Street Navigator Securities Lending Portfolio II	187,739,141	187,739,141	789,514,088	722,806,890	—	—	254,446,339	254,446,339	321,204
Total		$197,864,026	$1,022,487,324	$947,425,433	$—	$—		$272,925,917	$617,176
See accompanying notes to financial statements.
158

STATE STREET SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 98.9%
AUSTRALIA — 8.0%
29Metals Ltd. (a) (b)	518,167	$122,438
Abacus Group REIT (b)	439,635	305,623
Abacus Storage King REIT	263,377	249,836
Accent Group Ltd. (b)	301,845	154,017
Adairs Ltd. (b)	102,063	91,223
AET&D Holdings No. 1 Ltd. (a) (c)	110,316	—
Alkane Resources Ltd. (a)	345,258	335,783
Alpha HPA Ltd. (a)	440,836	163,041
Amotiv Ltd. (b)	71,917	331,000
Amplitude Energy Ltd. (a) (b)	93,102	109,677
Andean Silver Ltd. (a)	135,740	182,683
Appen Ltd. (a) (b)	331,467	321,236
Arafura Rare Earths Ltd. (a)	2,252,426	431,952
ARB Corp. Ltd. (b)	19,227	274,828
Arena REIT	269,853	604,369
Audinate Group Ltd. (a) (b)	50,943	89,321
Aurelia Metals Ltd. (a)	509,492	87,238
Aussie Broadband Ltd.	184,950	605,493
Austal Ltd. (a)	159,032	519,553
Australian Clinical Labs Ltd. (b)	272,443	388,120
Australian Ethical Investment Ltd.	58,501	181,505
Australian Finance Group Ltd. (b)	168,757	209,781
AVZ Minerals Ltd. (a) (b) (c)	1,360,286	72,670
Bannerman Energy Ltd. (a)	127,825	319,548
Bapcor Ltd. (b)	295,065	121,254
Beach Energy Ltd. (b)	428,103	379,704
Bega Cheese Ltd.	178,432	729,582
Bellevue Gold Ltd. (a)	1,021,464	1,042,405
Black Cat Syndicate Ltd. (a)	383,447	261,310
Boss Energy Ltd. (a) (b)	295,011	308,131
Botanix Pharmaceuticals Ltd. (a) (b)	559,583	16,097
BrainChip Holdings Ltd. (a) (b)	846,781	81,194
Bravura Solutions Ltd.	169,999	237,522
BWP Property Group Ltd. (b)	377,930	962,901
Catalyst Metals Ltd. (a)	123,157	531,406
Catapult Sports Ltd. (a)	137,643	303,555
Centuria Capital Group REIT	503,549	546,636
Centuria Industrial REIT (b)	330,440	651,797
Centuria Office REIT (b)	272,482	173,559
Chalice Mining Ltd. (a) (b)	156,044	151,227
Charter Hall Retail REIT	414,529	1,081,701
Charter Hall Social Infrastructure REIT	238,364	422,832
Chrysos Corp. Ltd. (a) (b)	61,065	297,365
Clarity Pharmaceuticals Ltd. (a) (b)	173,876	369,172
Clinuvel Pharmaceuticals Ltd. (b)	23,189	157,074
Collins Foods Ltd.	57,614	345,274
Core Lithium Ltd. (a) (b)	1,317,041	221,000
Coronado Global Resources, Inc. CDI (a) (d)	230,941	56,942
Corporate Travel Management Ltd. (a) (b) (c)	44,793	246,504
Credit Corp. Group Ltd. (b)	29,669	216,818
Security Description	Shares	Value
Cromwell Property Group REIT (b)	835,545	$226,045
Data#3 Ltd.	77,141	351,345
Dateline Resources Ltd. (a) (b)	1,196,553	372,881
Deep Yellow Ltd. (a) (b)	589,058	704,013
Deterra Royalties Ltd. (b)	321,186	884,321
Develop Global Ltd. (a)	142,074	409,660
Dexus Industria REIT (b)	157,301	248,869
Dicker Data Ltd. (b)	39,575	231,205
DigiCo Infrastructure REIT (b)	176,413	209,028
Elders Ltd. (b)	220,120	1,085,473
Electro Optic Systems Holdings Ltd. (a) (b)	100,599	551,891
Elevra Lithium Ltd. (a) (b)	94,584	541,566
Emerald Resources NL (a)	267,301	983,110
EML Payments Ltd. (a)	253,902	97,383
ESG Minerals (a) (c)	29,803	—
EVT Ltd. (b)	36,402	329,099
Firefinch Ltd. (a) (b) (c)	440,867	6,039
FireFly Metals Ltd. (a)	339,564	404,667
FleetPartners Group Ltd.	165,164	285,064
Flight Centre Travel Group Ltd. (b)	72,955	532,647
G8 Education Ltd. (b)	375,160	61,667
Generation Development Group Ltd. (b)	165,600	476,362
GrainCorp Ltd. Class A	118,322	537,287
Guzman y Gomez Ltd. (b)	25,447	278,684
Hansen Technologies Ltd.	109,907	370,355
Healius Ltd. (b)	489,121	187,599
Helia Group Ltd.	100,177	360,895
HMC Capital Ltd. REIT (b)	208,951	334,879
HomeCo Daily Needs REIT	1,100,015	889,012
IDP Education Ltd. (b)	148,172	412,021
Iluka Resources Ltd. (b)	248,731	1,124,349
Imdex Ltd.	409,585	1,077,215
Ingenia Communities Group REIT	316,080	861,603
Inghams Group Ltd. (b)	272,856	370,021
Insignia Financial Ltd. (a)	599,524	1,950,417
Integral Diagnostics Ltd. (b)	74,037	119,671
ioneer Ltd. (a) (b)	881,532	78,489
IperionX Ltd. (a) (b)	144,002	346,181
IPH Ltd. (b)	125,570	280,369
IRESS Ltd. (b)	189,685	905,509
Judo Capital Holdings Ltd. (a)	556,193	512,360
Jumbo Interactive Ltd. (b)	34,053	179,820
Kelsian Group Ltd. (b)	182,380	487,157
Kingsgate Consolidated Ltd.	137,037	412,969
Kogan.com Ltd. (b)	75,582	179,628
L1 Group Ltd. (b)	213,978	144,355
Larvotto Resources Ltd. (a)	238,864	168,506
Leo Lithium Ltd. (a) (b) (c)	402,610	14,890
Lifestyle Communities Ltd. (a) (b)	58,454	186,964
Liontown Ltd. (a)	948,200	1,104,018
Lotus Resources Ltd. (a)	182,082	159,003
MA Financial Group Ltd. (b)	37,052	178,400
Macquarie Technology Group Ltd. (a)	3,206	130,935
See accompanying notes to financial statements.
159

STATE STREET SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Magellan Financial Group Ltd. (b)	73,209	$491,882
Mayne Pharma Group Ltd. (a) (b)	53,030	82,447
McMillan Shakespeare Ltd. (b)	47,229	474,209
Meeka Metals Ltd. (a)	1,932,889	231,671
Megaport Ltd. (a) (b)	75,143	373,124
Metallium Ltd. (a) (b)	353,909	138,164
Monadelphous Group Ltd.	53,018	989,866
Monash IVF Group Ltd. (b)	361,357	163,346
Myer Holdings Ltd. (a) (b)	495,970	98,510
Nanosonics Ltd. (a) (b)	164,442	422,349
Neuren Pharmaceuticals Ltd. (a) (b)	80,630	652,189
Nick Scali Ltd. (b)	47,264	507,579
Nine Entertainment Co. Holdings Ltd.	256,408	166,833
Novonix Ltd. (a) (b)	141,222	26,115
NRW Holdings Ltd.	223,170	805,515
Nufarm Ltd. (a) (b)	190,122	265,638
Nuix Ltd. (a) (b)	162,330	136,195
OFX Group Ltd. (a) (b)	256,003	93,805
Omni Bridgeway Ltd. (a) (b)	134,778	145,387
oOh!media Ltd.	327,368	211,883
Ora Banda Mining Ltd. (a)	813,300	648,939
Orora Ltd.	408,649	527,581
Paladin Energy Ltd. (a) (b) (e)	176,327	1,334,468
Paladin Energy Ltd. (a) (b) (e)	54,871	437,222
Pantoro Gold Ltd. (a)	133,798	304,239
Peninsula Energy Ltd. (a) (b)	49,105	21,861
Perenti Ltd.	495,351	661,569
Perpetual Ltd. (b)	52,880	574,410
PEXA Group Ltd. (a)	103,044	1,073,443
PolyNovo Ltd. (a) (b)	398,586	255,247
PPK Mining Equipment Group Pty. Ltd. (a) (c)	22,984	—
Predictive Discovery Ltd. (a)	1,199,877	612,238
PWR Holdings Ltd. (b)	28,000	164,924
Qoria Ltd. (a)	910,209	174,553
Regal Partners Ltd. (b)	138,065	244,912
Region Group REIT	224,078	348,379
Regis Healthcare Ltd.	56,660	239,048
Resolute Mining Ltd. (a)	1,036,772	990,569
Rural Funds Trust REIT (b)	345,533	475,678
Santana Minerals Ltd. (a)	474,104	217,558
Select Harvests Ltd. (a)	54,710	145,012
Service Stream Ltd.	245,837	324,961
Silex Systems Ltd. (a)	117,234	424,753
Silver Mines Ltd. (a)	1,048,625	125,686
SiteMinder Ltd. (a) (b)	216,832	424,734
SmartGroup Corp. Ltd.	111,202	625,292
Solvar Ltd. (b)	110,591	118,160
Southern Cross Payment Ltd. (a) (b) (c)	218,742	—
St Barbara Ltd. (a) (b)	610,056	256,964
Stanmore Resources Ltd.	113,918	213,781
Strike Energy Ltd. (a) (b)	1,951,146	140,316
Superloop Ltd. (a)	257,561	573,312
Security Description	Shares	Value
Syrah Resources Ltd. (a) (b)	276,596	$24,627
Tabcorp Holdings Ltd.	1,171,059	753,935
Temple & Webster Group Ltd. (a)	37,434	182,034
Turaco Gold Ltd. (a)	182,311	76,168
Tyro Payments Ltd. (a) (b)	203,273	109,985
Vault Minerals Ltd.	491,016	1,402,358
Vulcan Energy Resources Ltd. (a)	221,636	484,237
WA1 Resources Ltd. (a)	17,740	169,616
Waypoint REIT Ltd.	484,178	779,292
WEB Travel Group Ltd. (a)	181,907	325,175
Weebit Nano Ltd. (a) (b)	96,962	242,394
Westgold Resources Ltd.	486,472	1,962,458
		65,068,588
AUSTRIA — 0.4%
ams-OSRAM AG (a)	64,465	659,452
AT&S Austria Technologie & Systemtechnik AG (a)	14,102	840,038
Critical Metals Corp. (a) (b)	34,404	273,168
Kontron AG	36,118	785,278
Lenzing AG (a)	2,482	67,919
Palfinger AG	6,079	237,093
Porr AG	9,069	374,085
SBO AG	5,629	234,459
		3,471,492
BELGIUM — 0.6%
Barco NV	15,454	168,535
Care Property Invest NV REIT (b)	10,810	152,702
Fagron	26,665	663,626
Gimv NV	3,463	180,152
Kinepolis Group NV (b)	10,009	300,418
Materialise NV ADR (a)	21,107	104,269
Montea NV REIT	10,844	817,137
Ontex Group NV (a) (b)	45,770	189,587
Recticel SA (b)	34,176	372,118
Retail Estates NV REIT	8,130	618,247
X-Fab Silicon Foundries SE (a) (d)	51,354	281,294
Xior Student Housing NV REIT	23,836	726,418
		4,574,503
BERMUDA — 0.0% *
Conduit Holdings Ltd.	58,880	325,333
BRAZIL — 0.4%
ERO Copper Corp. (a) (b)	56,693	1,505,936
Karoon Energy Ltd. (b)	638,856	901,358
Sigma Lithium Corp. (a)	43,222	533,360
		2,940,654
CANADA — 10.1%
5N Plus, Inc. (a)	38,293	869,279
AbCellera Biologics, Inc. (a) (b)	164,325	573,494
AbraSilver Resource Corp. (a) (b)	72,167	651,057
ADENTRA, Inc.	10,583	255,181
Aduro Clean Technologies, Inc. (a) (b)	19,098	200,338
Advantage Energy Ltd. (a) (b)	165,146	1,328,931
See accompanying notes to financial statements.
160

STATE STREET SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Aecon Group, Inc. (b)	32,906	$985,848
AG Growth International, Inc. (b)	11,616	158,148
Alaris Equity Partners Income	26,651	393,592
Allied Gold Corp. (a)	38,285	1,182,938
Allied Properties Real Estate Investment Trust	36,238	238,375
Almonty Industries, Inc. (a) (b)	101,248	1,468,424
Altius Minerals Corp.	42,344	1,484,642
Altus Group Ltd. (b)	26,919	921,058
Americas Gold & Silver Corp. (a)	118,300	615,426
Atrium Mortgage Investment Corp. (b)	40,425	334,280
Aurinia Pharmaceuticals, Inc. (a)	99,220	1,470,440
Aurora Cannabis, Inc. (a) (b)	52,421	172,038
AutoCanada, Inc. (a)	19,610	288,765
Avino Silver & Gold Mines Ltd. (a) (b)	77,193	488,420
Badger Infrastructure Solutions Ltd. (b)	17,538	779,662
Ballard Power Systems, Inc. (a) (b)	112,370	269,743
Baytex Energy Corp.	265,144	1,181,753
Birchcliff Energy Ltd. (b)	178,202	975,575
Bird Construction, Inc. (b)	16,213	462,847
Bitfarms Ltd. (a) (b)	324,430	634,656
Bright Minds Biosciences, Inc. (a) (b)	7,452	543,772
Calian Group Ltd. (b)	4,759	248,905
Canaccord Genuity Group, Inc.	64,125	547,260
Canada Goose Holdings, Inc. (a)	16,343	178,941
Canadian Solar, Inc. (a) (b)	31,315	433,713
Canfor Corp. (a) (b)	14,498	142,533
Canopy Growth Corp. (a) (b)	136,701	129,301
Cardinal Energy Ltd. (b)	119,815	976,172
Cargojet, Inc. (b)	8,190	471,488
Cascades, Inc.	29,577	250,299
Centerra Gold, Inc.	124,130	2,200,549
CES Energy Solutions Corp. (b)	37,389	493,233
Champion Iron Ltd. (b)	283,111	1,023,807
Chemtrade Logistics Income Fund	22,979	266,089
Cineplex, Inc. (a) (b)	52,628	397,854
Cogeco, Inc. (b)	7,951	395,000
Collective Mining Ltd. (a)	27,240	476,854
Colossus Minerals, Inc. (a) (b) (c)	390	—
Crombie Real Estate Investment Trust	14,832	167,711
Denison Mines Corp. (a) (b)	483,193	1,706,955
Diversified Royalty Corp. (b)	72,129	212,425
Docebo, Inc. (a)	8,597	150,188
Doman Building Materials Group Ltd. (b)	67,375	462,990
Dream Office Real Estate Investment Trust	21,011	236,224
DREAM Unlimited Corp. Class A (b)	25,511	335,077
Dye & Durham Ltd. (b)	24,727	69,279
Encore Energy Corp. (a) (b)	125,607	226,093
Security Description	Shares	Value
Endeavour Silver Corp. (a) (b)	144,814	$1,346,914
Enerflex Ltd. (b)	39,198	817,356
Enghouse Systems Ltd. (b)	27,424	326,797
Extendicare, Inc. (b)	53,168	1,002,746
Fiera Capital Corp. (b)	65,870	252,048
Foran Mining Corp. (a) (b)	151,225	584,073
Freehold Royalties Ltd. (b)	27,122	337,580
Galiano Gold, Inc. (a)	116,793	293,150
GASFRAC Energy Services, Inc. (a) (c)	21,904	—
Global Atomic Corp. (a) (b)	128,196	73,488
GoGold Resources, Inc. (a)	211,308	402,765
Gold Royalty Corp. (a)	53,112	190,141
Hammond Power Solutions, Inc. (b)	3,683	462,819
Headwater Exploration, Inc.	164,203	1,511,955
Hive Digital Technologies Ltd. (a) (b)	232,010	440,819
i-80 Gold Corp. (a)	128,481	194,257
Integra Resources Corp. (a)	94,076	256,828
Interfor Corp. (a) (b)	31,188	226,834
International Petroleum Corp. (a)	39,371	1,068,767
InterRent Real Estate Investment Trust	91,618	870,520
Jamieson Wellness, Inc. (d)	29,901	737,053
Kelt Exploration Ltd. (a) (b)	37,249	250,097
Killam Apartment Real Estate Investment Trust	77,492	885,670
Knight Therapeutics, Inc. (a)	82,817	439,736
Labrador Iron Ore Royalty Corp. (b)	43,327	910,285
Laurentian Bank of Canada	42,354	1,228,844
Lightspeed Commerce, Inc. (a) (b)	68,146	607,457
Lightstream Resources Ltd. (a) (b) (c)	64,736	—
Lithium Americas Corp. (a) (b)	120,941	479,240
Major Drilling Group International, Inc. (a)	37,440	429,787
Martinrea International, Inc.	79,021	528,864
Mattr Corp. (a) (b)	49,185	320,722
Milestone Pharmaceuticals, Inc. (a) (b)	22,331	26,574
Minto Apartment Real Estate Investment Trust (d)	21,940	276,225
Montage Gold Corp. (a)	116,391	1,320,246
Morguard North American Residential Real Estate Investment Trust	23,534	283,309
MTY Food Group, Inc. (b)	11,268	310,777
Mullen Group Ltd. (b)	68,217	834,901
Neptune Wellness Solutions, Inc. (a)	262	—
NFI Group, Inc. (a)	39,256	540,647
North American Construction Group Ltd. (b)	21,418	288,070
North West Co., Inc. (b)	31,210	1,219,506
See accompanying notes to financial statements.
161

STATE STREET SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Northern Dynasty Minerals Ltd. (a) (b)	422,700	$591,780
Orezone Gold Corp. (a) (b)	276,100	466,910
Pan American Silver Corp.	1	55
Parex Resources, Inc.	55,977	1,096,637
Pason Systems, Inc. (b)	18,055	171,293
Pet Valu Holdings Ltd. (b)	19,621	300,737
POET Technologies, Inc. (a) (b)	65,999	392,034
Polaris Renewable Energy, Inc.	31,926	280,243
Poseidon Concepts Corp. (a) (c)	43,064	—
Precision Drilling Corp. (a)	14,257	1,398,576
Primaris Real Estate Investment Trust	14,732	182,098
Propel Holdings, Inc. (b)	8,283	110,575
Real Brokerage, Inc. (a)	50,241	125,603
RFA Financial, Inc. (b)	46,343	781,377
Richelieu Hardware Ltd. (b)	20,059	587,016
Rogers Sugar, Inc. (b)	72,436	347,244
Russel Metals, Inc.	36,781	1,265,084
Savaria Corp. (b)	26,913	515,870
Seabridge Gold, Inc. (a) (b)	30,266	855,572
Sienna Senior Living, Inc. (b)	43,451	674,081
Skeena Resources Ltd. (a) (b)	49,280	1,462,986
Slate Grocery REIT Class U,	12,523	136,039
SNDL, Inc. (a) (b)	154,032	203,322
Solaris Resources, Inc. (a)	60,176	517,870
Southern Cross Gold Consolidated Ltd. CDI (a)	55,265	334,603
Southern Pacific Resource Corp. (a) (c)	281,142	—
Spartan Delta Corp. (a) (b)	65,935	614,206
Sprott, Inc. (b)	14,650	2,083,994
Standard Lithium Ltd. (a)	100,308	342,050
Superior Plus Corp. (b)	113,766	547,003
Surge Energy, Inc. (b)	37,939	255,546
Tamarack Valley Energy Ltd. (b)	285,203	2,350,209
Taseko Mines Ltd. (a) (b)	127,421	822,660
Telesat Corp. (a)	3,500	126,700
TELUS Corp.	3	38
Tilray Brands, Inc. (a) (b)	59,246	380,808
Timbercreek Financial Corp. (b)	29,316	141,586
TMC the metals Co., Inc. (a) (b)	149,450	697,932
Transcontinental, Inc. Class A (b)	38,874	145,407
Trican Well Service Ltd.	49,317	258,326
Trilogy Metals, Inc. (a) (b)	73,592	264,195
Trisura Group Ltd. (a) (b)	33,952	1,059,274
Twin Butte Energy Ltd. (a) (c)	83,708	—
Uranium Royalty Corp. (a) (b)	70,358	257,121
Vermilion Energy, Inc. (b)	61,104	839,356
Victoria Gold Corp./Vancouver (a)	32,312	11,114
Village Farms International, Inc. (a) (b)	28,996	82,349
Vital Infrastructure Property Trust REIT	49,913	188,844
Vitalhub Corp. (a) (b)	36,484	182,479
Vizsla Silver Corp. (a) (b)	171,369	566,093
Wajax Corp.	13,546	314,299
Security Description	Shares	Value
Well Health Technologies Corp. (a) (b)	157,708	$433,950
Wesdome Gold Mines Ltd. (a)	100,606	1,790,730
Westshore Terminals Investment Corp. (b)	33,290	802,223
		82,061,586
CHINA — 0.4%
Beijing Tong Ren Tang Chinese Medicine Co. Ltd. (b)	315,000	304,947
BOE Varitronix Ltd. (b)	179,000	90,411
China Traditional Chinese Medicine Holdings Co. Ltd. (b)	1,108,000	250,142
China Yuchai International Ltd.	6,128	235,928
Deep Source Holdings Ltd. (a)	2,190,000	243,017
Inspur Digital Enterprise Technology Ltd.	376,000	104,548
Sasseur Real Estate Investment Trust	345,100	169,855
Silvercorp Metals, Inc. (b)	115,025	1,233,044
Towngas Smart Energy Co. Ltd. (b)	980,888	421,621
Youzan Technology Ltd. (a)	7,756,000	114,754
		3,168,267
COLOMBIA — 0.2%
Aris Mining Corp. (a) (b)	90,945	1,683,286
DENMARK — 0.7%
Better Collective AS (a) (b)	23,541	340,033
Cadeler AS (a)	78,387	452,251
cBrain AS	9,679	98,351
Chemometec AS	11,170	518,077
D/S Norden AS	18,437	835,228
Dfds AS (a)	25,970	417,256
Gubra AS	2,725	149,162
H&H International AS Class B (a)	34,180	433,746
Matas AS	30,613	497,519
Netcompany Group AS (a) (d)	19,482	1,173,354
NTG Nordic Transport Group AS (a)	8,392	207,555
Scandinavian Tobacco Group AS (d)	34,530	362,583
		5,485,115
FINLAND — 0.6%
Aktia Bank OYJ (b)	27,519	397,611
Finnair OYJ (b)	29,413	92,858
Harvia OYJ (b)	6,965	265,229
Kempower OYJ (a) (b)	12,533	185,849
Nokian Renkaat OYJ (b)	80,899	847,295
Outokumpu OYJ (b)	262,444	1,403,080
Puuilo OYJ	21,548	312,580
QT Group OYJ (a) (b)	9,621	209,956
Revenio Group OYJ (b)	16,323	356,587
Tokmanni Group Corp. (b)	25,388	209,298
YIT OYJ (a) (b)	82,577	246,997
		4,527,340
See accompanying notes to financial statements.
162

STATE STREET SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
FRANCE — 1.4%
Atos SE (a) (b)	9,045	$351,731
Aubay	6,207	296,796
Beneteau SACA (b)	32,367	251,543
Carbios SACA (a) (b)	7,667	72,438
Cie des Alpes	6,611	179,766
Clariane SE (a)	136,162	559,141
Criteo SA ADR (a)	23,018	412,713
DBV Technologies SA (a)	88,762	370,734
Derichebourg SA	34,610	325,202
Elior Group SA (b) (d)	71,391	200,706
Etablissements Maurel et Prom SA	49,351	614,112
Euroapi SA (a)	45,630	68,715
Eutelsat Communications SACA (a) (b)	252,897	595,888
Fnac Darty SA	14,164	575,271
GL Events SACA	10,334	348,275
ICADE REIT	21,488	479,324
IPSOS SA	3,595	139,342
Kaufman & Broad SA	10,663	347,691
Manitou BF SA	6,961	155,116
Medincell SA (a)	9,516	247,136
Mercialys SA REIT	48,730	652,425
Mersen SA	10,333	264,306
Nanobiotix SA (a)	15,716	468,091
Nexity SA (a) (b)	27,708	253,326
OVH Groupe SA (a) (b)	17,013	178,774
Planisware SA	12,213	202,353
Quadient SA (b)	21,257	264,027
SMCP SA (a) (b) (d)	32,829	194,045
SOITEC (a)	11,516	685,197
Solutions 30 SE (a)	86,174	55,553
Ubisoft Entertainment SA (a)	44,152	195,094
Valneva SE (a) (b)	78,073	253,675
Viridien (a)	2,943	457,436
Worldline SA (a) (b) (d)	764,820	225,946
		10,941,888
GERMANY — 2.8%
AIXTRON SE	50,756	1,912,330
Alzchem Group AG	3,212	629,147
Amadeus Fire AG	3,685	103,811
Borussia Dortmund GmbH & Co. KGaA	55,309	193,411
CANCOM SE	18,658	519,171
Cewe Stiftung & Co. KGaA	3,697	398,280
Deutsche Beteiligungs AG	9,171	265,756
Deutsche Pfandbriefbank AG (d)	59,166	201,377
Deutz AG	71,390	694,237
Draegerwerk AG & Co. KGaA Preference Shares	5,763	603,588
Duerr AG	19,649	424,718
Eckert & Ziegler SE	28,291	476,566
Elmos Semiconductor SE	9,403	1,557,949
Evotec SE (a)	85,940	424,796
Friedrich Vorwerk Group SE	2,945	237,526
Security Description	Shares	Value
Gerresheimer AG (b)	14,782	$334,164
GFT Technologies SE	13,793	279,069
Grenke AG	15,709	227,335
Hamborner REIT AG	57,177	290,528
Heidelberger Druckmaschinen AG (a)	86,664	134,004
HelloFresh SE (a)	78,846	352,302
Hornbach Holding AG & Co. KGaA	7,304	678,303
Hypoport SE (a)	2,071	169,182
Immatics NV (a)	46,186	454,470
Indus Holding AG	24,506	748,249
Jenoptik AG	27,374	889,437
Jumia Technologies AG ADR (a)	61,740	426,006
Kloeckner & Co. SE	62,724	881,701
LuxExperience BV ADR (a) (b)	28,342	226,736
Medios AG (a)	7,577	104,763
Mutares SE & Co. KGaA	4,369	143,468
Nagarro SE	6,389	348,047
Norma Group Se (a)	19,250	368,629
Patrizia SE	29,523	236,074
Pfeiffer Vacuum Technology AG	4,182	795,052
PVA TePla AG (a)	9,411	319,228
SAF-Holland SE	37,690	713,062
Salzgitter AG	13,683	575,443
Secunet Security Networks AG	719	146,301
SFC Energy AG Class BR (a)	7,543	121,675
SGL Carbon SE (a)	17,712	66,631
Sirius Real Estate Ltd. REIT	828,696	1,011,934
SMA Solar Technology AG (a)	9,977	529,483
Softwareone Holding AG	63,085	544,006
Stabilus SE	14,025	254,999
STRATEC SE	2,250	44,331
SUSS MicroTec SE	12,286	694,490
Takkt AG	19,135	53,575
TeamViewer SE (a) (d)	49,472	248,185
Verbio SE (a)	7,952	419,633
		22,473,158
GHANA — 0.0% *
Tullow Oil PLC (a) (b)	1,156,159	196,677
GREECE — 0.0%
TT Hellenic Postbank SA (a) (c)	129,076	—
HONG KONG — 1.0%
Art Group Holdings Ltd. (a) (b)	1,320,000	468,049
Cafe de Coral Holdings Ltd. (b)	177,191	96,277
China Ocean Resources Co. Ltd. (a) (c)	26,593	—
Chow Sang Sang Holdings International Ltd.	68,000	117,696
C-Mer Medical Holdings Ltd.	392,000	64,498
Dah Sing Financial Holdings Ltd.	37,600	193,175
Diginex Ltd. (a)	34,976	16,792
DL Holdings Group Ltd. (a) (b)	659,000	103,386
Dream International Ltd.	147,000	129,184
Envision Greenwise Holdings Ltd. (a) (b)	890,000	348,499
See accompanying notes to financial statements.
163

STATE STREET SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Gold Financial Holdings Ltd. (a) (c)	1,158,000	$—
Hao Tian International Construction Investment Group Ltd. (a) (b)	936,000	3,701
HKBN Ltd. (b)	283,000	284,076
Hong Kong Technology Venture Co. Ltd.	159,052	26,373
Hong Kong Zcloud Technology Construction Ltd. (a)	276,000	154,894
Hutchison Port Holdings Trust Stapled Security	2,453,600	502,988
Hutchison Telecommunications Hong Kong Holdings Ltd.	790,000	117,892
Long Well International Holdings Ltd. (a) (c)	2,380,000	—
Luk Fook Holdings International Ltd.	175,000	518,737
Melco International Development Ltd. (a)	858,000	396,158
Modern Dental Group Ltd.	209,000	163,410
Pacific Basin Shipping Ltd.	3,333,000	1,215,834
Pacific Textiles Holdings Ltd.	1,018,000	140,231
PAX Global Technology Ltd.	467,000	256,129
Peace Mark Holdings Ltd. (a) (c)	504,228	—
Sa Sa International Holdings Ltd. (b)	645,248	61,725
Shenzhou Space Park Group Ltd. (a) (c)	780,000	—
SMI Holdings Group Ltd. (a) (b) (c)	608,081	—
Stella International Holdings Ltd. (b)	197,500	358,715
Sunlight Real Estate Investment Trust	607,000	174,973
Superb Summit International Group Ltd. (a) (b) (c)	1,685,500	—
SuperX AI Technology Ltd. (a) (b)	10,541	84,328
Synagistics Ltd. (a)	96,500	38,894
Tongguan Gold Group Ltd. (b)	1,394,000	513,847
Truly International Holdings Ltd.	930,000	112,689
Value Partners Group Ltd.	468,000	117,594
Vitasoy International Holdings Ltd. (b)	610,000	484,720
VTech Holdings Ltd.	25,400	191,467
Yuexiu Real Estate Investment Trust (b)	1,695,000	166,469
Yunfeng Financial Group Ltd. (a)	1,036,000	366,026
		7,989,426
IRAQ — 0.1%
Gulf Keystone Petroleum Ltd.	186,792	524,667
IRELAND — 0.6%
Amarin Corp. PLC ADR (a) (b)	7,824	113,135
C&C Group PLC	197,478	291,664
Cairn Homes PLC	264,964	641,112
COSMO Pharmaceuticals NV	5,396	556,690
GH Research PLC (a) (b)	11,049	155,349
Glenveagh Properties PLC (a) (d)	265,162	591,486
Greencore Group PLC	423,955	1,355,742
Security Description	Shares	Value
Irish Residential Properties REIT PLC	476,815	$555,979
Origin Enterprises PLC (b)	69,187	357,532
Uniphar PLC	112,351	491,913
		5,110,602
ISRAEL — 3.4%
Allot Ltd. (a) (b)	26,838	178,741
Aryt Industries Ltd.	28,062	404,466
Ashdod Refinery Ltd. (a)	6,492	182,578
AudioCodes Ltd.	18,035	151,674
Aura Investments Ltd.	75,758	455,868
Azorim-Investment Development & Construction Co. Ltd. (a)	62,343	371,195
Bet Shemesh Engines Holdings 1997 Ltd. (a)	3,525	783,147
Blue Square Real Estate Ltd.	2,574	317,358
Cellcom Israel Ltd.	40,663	436,572
Ceragon Networks Ltd. (a)	54,319	117,329
Cognyte Software Ltd. (a)	47,688	386,273
Compugen Ltd. (a) (b)	62,426	132,967
Danel Adir Yeoshua Ltd.	2,977	420,221
Delek Automotive Systems Ltd.	15,530	99,354
Delta Galil Ltd.	6,493	334,983
Doral Group Renewable Energy Resources Ltd. (a)	27,136	506,281
Elco Ltd.	8,082	337,870
Electra Consumer Products 1970 Ltd.	11,499	271,314
Electreon Wireless Ltd. (a)	2,109	30,461
Formula Systems 1985 Ltd.	6,630	795,180
Fox Wizel Ltd.	5,466	469,133
G City Ltd.	111,757	412,342
Gilat Satellite Networks Ltd. (a)	23,567	353,976
Hilan Ltd.	11,000	675,851
IDI Insurance Co. Ltd.	8,006	529,423
Innoviz Technologies Ltd. (a) (b)	72,060	45,578
Inrom Construction Industries Ltd.	85,620	667,063
Isracard Ltd.	101,129	445,512
Israel Canada TR Ltd.	109,132	605,194
Israel Discount Bank Ltd. Class A	1	10
Isras Investment Co. Ltd.	1,428	364,067
Isrotel Ltd.	6,975	325,831
Ituran Location & Control Ltd.	15,933	780,876
Kornit Digital Ltd. (a)	21,072	308,916
Matrix IT Ltd. (a) (b)	8,237	227,323
Mega Or Holdings Ltd. REIT	13,908	2,205,018
Meshek Energy Renewable Energies Ltd. (a)	167,520	578,826
Nano Dimension Ltd. ADR (a) (b)	131,320	223,244
Nano-X Imaging Ltd. (a) (b)	50,146	113,831
Nayax Ltd. (a)	8,089	453,445
Nexxen International Ltd. (a) (b)	17,481	113,976
Oil Refineries Ltd. (a)	2,350,933	1,008,872
One Software Technologies Ltd.	25,485	476,204
OY Nofar Energy Ltd. (a)	10,664	506,266
Partner Communications Co. Ltd.	90,107	1,001,379
See accompanying notes to financial statements.
164

STATE STREET SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Perion Network Ltd. (a) (b)	27,515	$274,875
Priortech Ltd. (a)	4,417	358,816
Qualitau Ltd.	2,160	356,545
Radware Ltd. (a)	29,505	776,572
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	10,469	1,248,654
Reit 1 Ltd.	193,484	1,375,682
Sella Capital Real Estate Ltd. REIT	197,228	630,880
SimilarWeb Ltd. (a) (b)	76,255	199,026
Summit Real Estate Holdings Ltd. REIT	13,814	236,249
Taboola.com Ltd. (a)	76,219	236,279
YD More Investments Ltd.	25,710	287,024
ZIM Integrated Shipping Services Ltd.	72,242	1,903,577
		27,490,167
ITALY — 1.1%
AMCO - Asset Management Co. SpA Class B (a) (b) (c)	162	—
Ariston Holding NV	38,844	164,434
Arnoldo Mondadori Editore SpA (b)	170,897	392,240
Ascopiave SpA	44,344	173,206
Avio SpA (b)	19,774	754,137
Banca IFIS SpA (b)	16,339	394,965
Biesse SpA	13,697	81,433
d'Amico International Shipping SA	25,185	217,056
Datalogic SpA	6,473	37,888
doValue SpA (a) (b) (d)	49,943	114,628
El.En. SpA (b)	44,921	636,105
Esprinet SpA (b)	31,424	178,499
Ferretti SpA (b)	80,259	368,973
Fila SpA (b)	12,570	133,245
GVS SpA (a) (b) (d)	29,366	120,285
Immobiliare Grande Distribuzione SIIQ SpA REIT	45,274	206,311
Italmobiliare SpA (b)	2,614	79,362
Juventus Football Club SpA (a) (b)	121,858	281,933
MARR SpA (b)	35,790	310,929
Moltiply Group SpA (b)	8,695	316,581
OVS SpA (d)	179,234	919,398
Piaggio & C SpA (b)	158,415	279,812
RAI Way SpA (d)	88,802	600,605
Safilo Group SpA (a)	73,792	144,199
Salvatore Ferragamo SpA (a)	29,085	231,063
Sanlorenzo SpA (b)	4,595	163,066
Sesa SpA (b)	1,704	155,399
Tamburi Investment Partners SpA (b)	76,117	680,567
Tinexta SpA	10,230	176,334
Wizz Air Holdings PLC (a) (b) (d)	37,983	425,499
Zignago Vetro SpA (b)	21,646	173,586
		8,911,738
Security Description	Shares	Value
JAPAN — 36.2%
& ST HD Co. Ltd.	9,400	$174,245
Access Co. Ltd. (a)	14,400	46,977
Advanced Media, Inc.	18,400	131,387
Aeon Fantasy Co. Ltd.	7,900	115,106
AEON REIT Investment Corp.	278	217,906
Ai Holdings Corp.	24,400	414,105
Aica Kogyo Co. Ltd. (b)	26,000	591,615
Aichi Financial Group, Inc.	94,740	817,638
Aichi Steel Corp. (b)	17,000	300,163
Aida Engineering Ltd.	36,800	247,739
Aiful Corp. (a)	143,376	402,848
Ain Holdings, Inc.	11,800	417,291
Airtrip Corp.	13,700	58,558
Aisan Industry Co. Ltd.	36,800	424,695
Akatsuki, Inc.	2,300	39,194
Akebono Brake Industry Co. Ltd. (a) (b)	84,600	62,218
Akita Bank Ltd.	1,800	55,327
Alconix Corp. (b)	17,700	293,053
Altech Corp.	18,680	301,999
Amiyaki Tei Co. Ltd. (b)	5,100	44,816
Amuse, Inc. (b)	9,300	118,318
Amvis Holdings, Inc. (b)	38,900	100,251
Anest Iwata Corp.	27,800	277,493
AnGes, Inc. (a)	84,800	30,383
Anicom Holdings, Inc.	54,500	471,381
Appier Group, Inc.	31,900	156,803
Arata Corp.	15,300	285,246
ARCLANDS Corp.	30,648	344,065
Arcs Co. Ltd.	29,000	689,044
ARE Holdings, Inc.	53,657	1,131,556
Arealink Co. Ltd.	16,500	110,560
Argo Graphics, Inc.	70,800	638,620
Ariake Japan Co. Ltd.	4,200	147,841
Arisawa Manufacturing Co. Ltd.	17,700	252,221
Artience Co. Ltd.	24,600	578,314
As One Corp.	24,600	340,803
Asahi Yukizai Corp. (b)	13,800	482,293
Asanuma Corp.	78,700	484,795
ASKA Pharmaceutical Holdings Co. Ltd.	13,800	204,714
ASKUL Corp.	28,600	199,727
Atom Corp. (a) (b)	18,200	69,784
Autobacs Seven Co. Ltd.	28,500	280,539
Avex, Inc.	22,200	166,336
Awa Bank Ltd.	38,865	1,390,042
Axial Retailing, Inc.	46,200	360,969
AZ-COM MARUWA Holdings, Inc.	21,700	120,715
Bando Chemical Industries Ltd.	32,700	414,993
Bank of Iwate Ltd.	32,000	320,422
Bank of Nagoya Ltd. (b)	9,480	335,486
Bank of Saga Ltd.	13,800	405,091
Bank of the Ryukyus Ltd. (b)	55,520	772,303
BASE, Inc.	37,300	65,883
Belc Co. Ltd.	6,300	298,190
See accompanying notes to financial statements.
165

STATE STREET SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Bell System24 Holdings, Inc. (b)	19,200	$174,754
Belluna Co. Ltd. (b)	29,500	161,324
BML, Inc.	18,500	470,378
Broadleaf Co. Ltd.	65,500	373,427
BRONCO BILLY Co. Ltd. (b)	8,200	226,790
Buffalo, Inc.	8,000	119,530
Bunka Shutter Co. Ltd.	48,300	576,843
Bushiroad, Inc.	58,700	91,136
C Uyemura & Co. Ltd.	2,000	247,910
Can Do Co. Ltd. (b)	26,800	557,596
Casio Computer Co. Ltd.	84,800	746,777
Cawachi Ltd.	4,600	86,483
CCI Group, Inc. (b)	181,900	1,063,341
Central Glass Co. Ltd. (b)	21,469	533,048
Central Security Patrols Co. Ltd.	6,500	122,204
Change Holdings, Inc. (b)	22,600	132,114
Chiba Kogyo Bank Ltd. (b)	60,900	728,473
Chiyoda Co. Ltd.	23,100	147,524
Chiyoda Corp. (a) (b)	120,300	675,265
Chiyoda Integre Co. Ltd.	5,600	116,865
Chofu Seisakusho Co. Ltd.	17,700	222,071
Chubu Shiryo Co. Ltd. (b)	13,800	152,235
Chudenko Corp.	9,400	269,432
Chugoku Marine Paints Ltd.	40,100	821,711
Citizen Watch Co. Ltd. (b)	160,100	1,675,570
CKD Corp.	48,559	1,303,331
CMK Corp.	45,800	154,308
COLOPL, Inc.	40,500	106,411
Colowide Co. Ltd. (b)	103,300	1,178,187
Comforia Residential REIT, Inc.	431	293,131
Computer Engineering & Consulting Ltd.	13,700	165,943
Comture Corp.	17,700	160,990
Cosel Co. Ltd.	25,800	182,768
Cover Corp. (a) (b)	20,300	170,475
CRE Logistics REIT, Inc.	453	452,744
CTS Co. Ltd. (b)	40,500	229,625
Cuorips, Inc. (a)	2,400	105,751
Curves Holdings Co. Ltd.	26,900	125,293
Cyber Security Cloud, Inc. (b)	2,500	25,929
CYBERDYNE, Inc. (a) (b)	78,600	129,938
Cybozu, Inc. (b)	31,800	413,166
Dai Nippon Toryo Co. Ltd.	13,800	106,087
Dai-Dan Co. Ltd.	43,100	710,612
Daido Metal Co. Ltd.	31,200	167,875
Daido Steel Co. Ltd.	30,000	341,788
Daiei Kankyo Co. Ltd.	8,800	214,897
Daihen Corp.	9,300	652,970
Daiho Corp. (b)	92,200	446,251
Daiichikosho Co. Ltd.	23,200	245,941
Daiki Aluminium Industry Co. Ltd.	40,500	358,184
Daikokutenbussan Co. Ltd. (b)	3,700	112,914
Daikyonishikawa Corp.	22,400	116,583
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	35,200	238,517
Daio Paper Corp.	27,900	179,406
Security Description	Shares	Value
Daiseki Co. Ltd.	30,539	$740,008
Daito Pharmaceutical Co. Ltd.	22,820	207,415
Daiwa Securities Living Investments Corp. REIT (b)	262	174,568
Daiwabo Holdings Co. Ltd.	50,074	964,717
DCM Holdings Co. Ltd.	83,964	844,443
DeNA Co. Ltd. (b)	63,500	972,318
Denka Co. Ltd. (b)	26,900	597,045
Denyo Co. Ltd.	9,400	202,665
Digital Arts, Inc.	8,100	262,719
Digital Garage, Inc.	20,384	250,107
Dip Corp. (b)	19,400	253,521
DKS Co. Ltd. (b)	8,400	391,778
Doshisha Co. Ltd.	17,700	371,045
Doutor Nichires Holdings Co. Ltd.	49,552	913,857
DTS Corp.	186,948	1,206,836
Duskin Co. Ltd.	22,900	605,715
DyDo Group Holdings, Inc.	8,200	135,146
Earth Corp. (b)	9,400	280,363
EDION Corp.	72,905	989,847
eGuarantee, Inc.	27,900	282,876
Ehime Bank Ltd.	24,040	233,011
Eiken Chemical Co. Ltd. (b)	22,400	430,146
Eizo Corp.	24,500	316,472
en, Inc.	20,900	146,086
Enplas Corp.	4,200	307,826
eRex Co. Ltd. (b)	29,800	181,134
ES-Con Japan Ltd. (b)	40,500	275,448
Eslead Corp.	16,900	649,060
ESPEC Corp.	19,500	364,407
Eternal Hospitality Group Co. Ltd. (b)	17,700	377,164
euglena Co. Ltd.	49,000	123,509
Exedy Corp.	20,700	719,536
FCC Co. Ltd.	39,328	797,239
Feed One Co. Ltd.	9,160	67,941
Ferrotec Corp. (b)	40,178	1,586,007
FIDEA Holdings Co. Ltd.	15,210	177,350
Financial Partners Group Co. Ltd. (b)	31,300	309,872
Fixstars Corp. (b)	21,100	158,492
FP Corp.	9,000	133,170
Freee KK (a) (b)	38,000	481,300
Fronteo, Inc. (a)	21,900	110,402
Frontier Real Estate Investment Corp. REIT	1,042	552,799
Fudo Tetra Corp.	9,040	167,515
Fuji Co. Ltd. (b)	22,400	293,851
Fuji Corp.	15,200	445,328
Fuji Kyuko Co. Ltd.	11,000	168,156
Fuji Pharma Co. Ltd.	7,000	104,193
Fuji Seal International, Inc.	14,300	231,906
Fujibo Holdings, Inc.	21,600	489,459
Fujimi, Inc.	30,483	514,086
Fujita Kanko, Inc.	22,395	286,888
Fujiya Co. Ltd.	200	3,108
See accompanying notes to financial statements.
166

STATE STREET SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Fukuda Corp.	4,000	$208,687
Fukui Bank Ltd. (b)	12,900	259,070
Fukuoka REIT Corp.	869	928,594
Fukuyama Transporting Co. Ltd.	5,600	186,913
FULLCAST Holdings Co. Ltd.	13,700	142,520
Funai Soken Holdings, Inc.	49,600	355,733
Furukawa Co. Ltd.	17,838	477,093
Furuno Electric Co. Ltd. (b)	20,500	784,744
Fuso Chemical Co. Ltd. (b)	53,100	909,866
Futaba Corp.	13,800	54,301
GA Technologies Co. Ltd.	14,700	133,057
Gakken Holdings Co. Ltd.	24,300	151,064
Galilei Co. Ltd.	20,100	443,466
GENDA, Inc. (a) (b)	37,400	139,407
Genki Global Dining Concepts Corp.	3,200	57,869
Genky DrugStores Co. Ltd.	13,700	341,015
Geo Holdings Corp.	23,500	250,229
giftee, Inc. (b)	9,300	63,952
Giken Ltd.	8,900	108,754
Global One Real Estate Investment Corp. REIT (b)	511	385,442
GLOBERIDE, Inc.	15,500	204,114
Glory Ltd. (b)	37,500	936,970
GNI Group Ltd. (a) (b)	19,100	352,970
Goldcrest Co. Ltd.	18,400	385,719
GREE Holdings, Inc.	53,900	125,018
G-Tekt Corp.	18,700	211,931
GungHo Online Entertainment, Inc.	19,100	292,821
Gunze Ltd. (b)	18,400	427,934
H.U. Group Holdings, Inc. (b)	31,797	637,779
H2O Retailing Corp.	73,100	1,095,880
Hamakyorex Co. Ltd.	32,000	355,421
Hankyu Hanshin REIT, Inc. (b)	632	579,204
Hanwa Co. Ltd.	121,220	1,183,322
Happinet Corp. (b)	7,400	124,985
Harmonic Drive Systems, Inc.	21,400	466,095
Heiwa Real Estate Co. Ltd.	48,000	728,342
Heiwa Real Estate REIT, Inc.	667	598,703
Heiwado Co. Ltd.	20,600	384,057
Hennge KK (b)	8,800	50,502
Hibiya Engineering Ltd.	15,000	254,479
Hiday Hidaka Corp.	14,104	261,973
Hino Motors Ltd. (a)	118,500	333,698
Hioki EE Corp. (b)	8,200	361,833
Hirano Tecseed Co. Ltd. (b)	13,700	145,448
Hirata Corp.	24,300	359,864
HIS Co. Ltd.	21,300	139,510
Hochiki Corp. (b)	61,200	791,688
Hokkaido Electric Power Co., Inc. (b)	114,400	759,359
Hokuetsu Corp. (b)	60,000	344,711
Hokuriku Electric Power Co. (b)	116,600	782,390
H-One Co. Ltd.	24,300	177,946
Hoosiers Holdings Co. Ltd.	47,000	351,562
Security Description	Shares	Value
Hoshino Resorts REIT, Inc.	374	$568,911
Hosiden Corp.	27,300	436,724
Hosokawa Micron Corp.	9,600	347,577
House Foods Group, Inc.	30,400	582,624
Hulic Reit, Inc.	265	267,848
Hyakugo Bank Ltd. (b)	132,300	1,250,734
Hyakujushi Bank Ltd.	78,400	1,029,465
Ichibanya Co. Ltd. (b)	31,600	182,541
Ichigo Hotel REIT Investment Corp. (b)	268	183,788
Ichigo Office REIT Investment Corp.	1,016	587,542
Ichigo, Inc.	179,400	525,491
Ichikoh Industries Ltd.	37,000	113,961
Idec Corp.	17,800	331,407
Iino Kaiun Kaisha Ltd. (b)	78,680	865,979
Inaba Denki Sangyo Co. Ltd.	42,600	696,210
Inabata & Co. Ltd.	23,200	576,026
Infomart Corp. (b)	94,600	276,504
Inforich, Inc. (a)	4,900	139,063
Insource Co. Ltd.	41,400	181,901
Intage Holdings, Inc. (b)	20,600	217,796
Iriso Electronics Co. Ltd.	9,400	188,780
Ishihara Sangyo Kaisha Ltd.	20,300	352,306
Ispace, Inc. (a)	47,500	129,879
Istyle, Inc. (b)	40,500	107,175
Itfor, Inc.	46,000	477,956
Itochu Enex Co. Ltd.	22,600	282,837
Itoki Corp.	32,500	617,968
Izumi Co. Ltd.	64,800	422,387
J Trust Co. Ltd.	64,900	217,435
Jaccs Co. Ltd.	15,000	377,616
Jade Group, Inc.	4,100	37,962
JAFCO Group Co. Ltd. (b)	55,680	790,979
Japan Aviation Electronics Industry Ltd.	44,890	633,466
Japan Communications, Inc. (a) (b)	153,100	123,181
Japan Display, Inc. (a) (b)	1,563,910	707,785
Japan Excellent, Inc. REIT	1,151	1,028,803
Japan Lifeline Co. Ltd.	32,600	280,529
Japan Logistics Fund, Inc. REIT	462	277,043
Japan Material Co. Ltd.	49,774	492,140
Japan Pulp & Paper Co. Ltd.	79,000	513,458
Japan Securities Finance Co. Ltd.	29,700	385,695
Japan Wool Textile Co. Ltd.	25,700	290,294
JCR Pharmaceuticals Co. Ltd.	38,600	137,814
JCU Corp.	17,047	570,055
JINS Holdings, Inc.	6,600	211,993
JMDC, Inc. (a) (b)	24,800	505,073
Joshin Denki Co. Ltd.	13,500	239,214
Joyful Honda Co. Ltd.	52,500	698,944
JSP Corp.	8,100	115,831
Juki Corp.	38,600	150,431
Juroku Financial Group, Inc.	106,500	1,188,912
Justsystems Corp.	6,600	144,786
See accompanying notes to financial statements.
167

STATE STREET SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
JVCKenwood Corp.	91,100	$625,028
Kaga Electronics Co. Ltd.	43,200	1,001,999
Kameda Seika Co. Ltd. (b)	11,700	106,564
Kamei Corp.	22,600	465,240
Kanadevia Corp.	48,400	306,360
Kanamoto Co. Ltd.	21,400	584,468
Kaneka Corp.	26,700	804,743
Kanematsu Corp.	169,470	2,349,400
Kanto Denka Kogyo Co. Ltd.	24,000	203,206
Kasumigaseki Capital Co. Ltd. (b)	4,800	189,176
Katakura Industries Co. Ltd.	38,548	668,757
Katitas Co. Ltd.	15,700	307,901
Kato Sangyo Co. Ltd.	13,700	576,969
Kawada Technologies, Inc.	11,700	112,006
Kawai Musical Instruments Manufacturing Co. Ltd.	6,200	110,056
KeePer Technical Laboratory Co. Ltd. (b)	14,900	279,662
Keiyo Bank Ltd.	88,900	1,122,636
Kenko Mayonnaise Co. Ltd.	17,700	245,546
KH Neochem Co. Ltd.	20,500	349,334
Kisoji Co. Ltd.	9,400	148,897
Kissei Pharmaceutical Co. Ltd.	26,300	768,716
Kitz Corp.	129,855	1,443,922
Kiyo Bank Ltd. (b)	65,265	1,569,166
Koa Corp.	22,000	199,962
Kohnan Shoji Co. Ltd.	13,800	354,347
KOMEDA Holdings Co. Ltd.	25,100	466,848
Komeri Co. Ltd.	9,400	206,801
Komori Corp. (b)	55,136	529,907
Konica Minolta, Inc.	299,400	965,819
Konishi Co. Ltd.	32,600	280,734
Konoike Transport Co. Ltd.	17,700	322,091
Kosaido Holdings Co. Ltd. (b)	48,000	146,936
Koshidaka Holdings Co. Ltd.	26,900	182,106
Kotobuki Spirits Co. Ltd. (b)	37,100	426,875
Kourakuen Corp. (b)	8,000	57,577
K's Holdings Corp.	47,700	501,766
Kumagai Gumi Co. Ltd.	72,800	701,047
Kumiai Chemical Industry Co. Ltd. (b)	55,600	270,853
Kura Sushi, Inc. (b)	17,700	402,753
Kurabo Industries Ltd. (b)	17,570	928,806
Kureha Corp. (b)	25,300	627,371
KYB Corp. (b)	27,366	713,006
Kyoei Steel Ltd.	20,500	299,079
Kyokuto Kaihatsu Kogyo Co. Ltd.	20,300	366,214
Kyorin Pharmaceutical Co. Ltd.	36,800	380,514
Kyoritsu Maintenance Co. Ltd. (b)	32,000	489,484
Kyosan Electric Manufacturing Co. Ltd.	17,700	67,867
Lacto Japan Co. Ltd. (b)	7,400	166,755
LaSalle Logiport REIT	277	258,213
LEC, Inc.	19,200	135,048
Life Corp.	15,100	241,084
Lifedrink Co., Inc.	28,700	221,532
Security Description	Shares	Value
Lifenet Insurance Co. (a) (b)	67,800	$857,036
Lintec Corp.	19,300	543,491
M&A Capital Partners Co. Ltd.	8,400	153,860
Maeda Kosen Co. Ltd. (b)	18,500	224,433
Makino Milling Machine Co. Ltd. (a)	10,548	759,822
Mani, Inc.	15,400	145,588
Mars Group Holdings Corp.	17,700	334,330
Marudai Food Co. Ltd.	41,531	595,202
Marusan Securities Co. Ltd. (b)	74,038	464,919
Matsuya Co. Ltd. (b)	32,500	369,555
Max Co. Ltd.	94,800	956,402
Maxell Ltd.	29,800	385,495
MCJ Co. Ltd.	47,200	679,711
MEC Co. Ltd. (b)	18,900	749,632
Media Do Co. Ltd.	4,300	42,381
Medley, Inc. (a) (b)	9,300	111,069
Megachips Corp. (b)	17,019	814,096
Megmilk Snow Brand Co. Ltd.	22,700	462,304
Meidensha Corp.	30,249	1,426,032
Meiko Electronics Co. Ltd.	16,667	2,529,017
Meiko Network Japan Co. Ltd. (b)	31,000	137,570
Meisei Industrial Co. Ltd.	37,100	400,407
MEITEC Group Holdings, Inc.	32,300	663,704
Menicon Co. Ltd. (b)	60,000	642,278
Micronics Japan Co. Ltd.	7,600	441,410
Mie Kotsu Group Holdings, Inc.	60,000	206,298
Milbon Co. Ltd.	15,500	262,864
Mirai Corp. REIT	1,419	424,567
Mirait One Corp.	48,001	1,077,149
Miroku Jyoho Service Co. Ltd.	13,800	149,892
Mitsubishi Estate Logistics REIT Investment Corp.	1,069	835,230
Mitsubishi Kakoki Kaisha Ltd. (b)	10,000	183,167
Mitsubishi Logisnext Co. Ltd.	17,700	170,002
Mitsubishi Pencil Co. Ltd. (b)	30,800	447,025
Mitsubishi Research Institute, Inc.	6,900	202,329
Mitsuboshi Belting Ltd. (b)	17,800	439,713
Mitsui DM Sugar Co. Ltd.	28,100	600,541
Mitsui High-Tec, Inc.	55,100	203,997
Mitsui Matsushima Holdings Co. Ltd. (b)	42,200	349,080
MIXI, Inc. (b)	27,100	431,822
Miyaji Engineering Group, Inc. (b)	10,400	112,766
Miyazaki Bank Ltd.	20,900	233,711
Mizuno Corp.	23,400	495,682
Mochida Pharmaceutical Co. Ltd.	19,500	424,100
Monex Group, Inc.	106,807	449,813
Monogatari Corp.	17,300	508,376
Mori Hills REIT Investment Corp.	660	548,859
Mori Trust Reit, Inc.	1,575	705,874
Morinaga & Co. Ltd.	19,500	331,006
Morinaga Milk Industry Co. Ltd.	38,600	1,155,889
Morita Holdings Corp.	25,300	425,086
MOS Food Services, Inc. (b)	17,700	471,733
m-up Holdings, Inc.	38,400	153,272
See accompanying notes to financial statements.
168

STATE STREET SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Musashi Seimitsu Industry Co. Ltd. (b)	31,900	$525,751
Musashino Bank Ltd.	41,340	541,274
Nachi-Fujikoshi Corp.	17,700	494,541
Nagaileben Co. Ltd.	17,700	185,355
Nagano Keiki Co. Ltd.	28,200	481,433
Nakanishi, Inc.	30,400	516,317
Namura Shipbuilding Co. Ltd.	25,400	666,572
Nankai Electric Railway Co. Ltd. (b)	45,800	883,238
Nanto Bank Ltd.	47,000	416,261
Neturen Co. Ltd.	66,483	524,877
Nextage Co. Ltd.	37,940	745,254
NexTone, Inc. (b)	4,200	39,468
Nichicon Corp.	46,900	505,585
Nichiha Corp.	20,400	414,181
Nichireki Group Co. Ltd.	13,800	182,595
Nihon M&A Center Holdings, Inc. (b)	214,200	848,371
Nihon Nohyaku Co. Ltd. (b)	40,500	254,573
Nihon Parkerizing Co. Ltd.	65,500	595,754
Nihon Tokushu Toryo Co. Ltd.	13,800	188,580
Nihon Trim Co. Ltd.	1,500	40,260
Nikkiso Co. Ltd.	75,840	1,183,674
Nippn Corp.	30,100	513,303
Nippon Carbide Industries Co., Inc.	19,600	321,431
Nippon Carbon Co. Ltd.	17,771	499,317
Nippon Ceramic Co. Ltd.	13,700	291,068
Nippon Chemical Industrial Co. Ltd.	8,100	143,579
Nippon Coke & Engineering Co. Ltd. (a) (b)	433,972	313,702
Nippon Densetsu Kogyo Co. Ltd.	27,700	829,659
Nippon Kayaku Co. Ltd.	53,000	584,836
Nippon Light Metal Holdings Co. Ltd.	40,390	704,775
Nippon Paper Industries Co. Ltd.	50,000	398,831
Nippon Parking Development Co. Ltd.	285,291	477,009
NIPPON REIT Investment Corp.	1,533	854,718
Nippon Sheet Glass Co. Ltd. (a) (b)	50,500	151,732
Nippon Shinyaku Co. Ltd.	18,900	607,428
Nippon Shokubai Co. Ltd.	30,600	436,621
Nippon Signal Co. Ltd.	38,000	382,174
Nippon Soda Co. Ltd.	32,400	711,786
Nippon Thompson Co. Ltd.	63,700	341,543
Nippon Yakin Kogyo Co. Ltd. (b)	8,600	250,556
Nipro Corp. (b)	52,700	514,114
Nishimatsu Construction Co. Ltd. (b)	27,583	991,559
Nishimatsuya Chain Co. Ltd.	27,753	364,946
Nishio Holdings Co. Ltd.	17,900	485,502
Nissan Shatai Co. Ltd.	25,700	153,143
Nissei ASB Machine Co. Ltd.	4,700	218,914
Nissha Co. Ltd.	27,900	210,272
Security Description	Shares	Value
Nisshin Oillio Group Ltd.	35,700	$428,382
Nisshinbo Holdings, Inc.	85,900	777,252
Nitta Corp. (b)	13,700	378,905
Nittetsu Mining Co. Ltd. (b)	32,200	502,360
Nitto Boseki Co. Ltd. (b)	17,430	2,053,166
Nitto Kogyo Corp.	25,800	684,367
Nittoku Co. Ltd. (b)	9,400	127,921
Noevir Holdings Co. Ltd.	4,000	113,646
Nohmi Bosai Ltd.	20,900	538,626
Nomura Co. Ltd.	50,300	404,386
Nomura Micro Science Co. Ltd. (b)	9,100	173,317
Noritake Co. Ltd.	34,600	677,472
Noritsu Koki Co. Ltd.	32,500	408,778
Noritz Corp.	18,400	266,938
North Pacific Bank Ltd.	177,100	1,040,848
NPR-RIKEN Corp.	14,700	343,730
NS United Kaiun Kaisha Ltd. (b)	10,000	458,231
NSD Co. Ltd.	45,606	785,613
NTN Corp.	238,100	477,876
NTT UD REIT Investment Corp.	982	853,671
Nxera Pharma Co. Ltd. (a) (b)	40,500	221,988
Obara Group, Inc. (b)	8,900	289,226
Ogaki Kyoritsu Bank Ltd.	10,000	382,174
Ohsho Food Service Corp. (b)	23,500	456,440
Oiles Corp.	17,700	265,350
Oisix ra daichi, Inc. (b)	15,100	134,779
Oita Bank Ltd.	76,900	899,559
Okabe Co. Ltd.	21,900	129,536
Okamoto Industries, Inc.	6,360	237,066
Okamura Corp. (b)	65,068	1,008,188
Okasan Securities Group, Inc. (b)	101,682	524,740
Oki Electric Industry Co. Ltd.	55,600	899,232
Okinawa Electric Power Co., Inc.	45,377	300,631
Okinawa Financial Group, Inc.	26,800	882,720
OKUMA Corp.	26,400	582,463
Okumura Corp.	16,800	667,396
Okuwa Co. Ltd.	3,900	20,151
One REIT, Inc.	543	268,957
Open Up Group, Inc.	47,377	530,084
Optex Group Co. Ltd.	21,000	343,598
Optorun Co. Ltd.	17,700	286,155
Oriental Shiraishi Corp.	111,800	262,125
Osaka Organic Chemical Industry Ltd.	24,500	530,533
Osaka Soda Co. Ltd.	62,300	668,465
Osaka Steel Co. Ltd. (a) (b)	6,400	109,302
OSAKA Titanium Technologies Co. Ltd. (b)	22,100	345,204
Osaki Electric Co. Ltd.	16,000	167,955
OSG Corp. (b)	30,900	491,401
Oyo Corp. (b)	22,500	404,064
Pacific Industrial Co. Ltd. (a) (b)	37,100	703,102
Pacific Metals Co. Ltd.	7,399	122,177
Pack Corp. (b)	32,500	268,637
PALTAC Corp.	4,900	148,210
Pasona Group, Inc. (b)	13,800	160,649
See accompanying notes to financial statements.
169

STATE STREET SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Pharma Foods International Co. Ltd. (b)	13,700	$57,266
Pigeon Corp. (b)	63,700	653,857
PILLAR Corp. (b)	18,300	805,205
Pilot Corp.	16,400	483,062
Piolax, Inc. (b)	19,500	193,787
PKSHA Technology, Inc. (a) (b)	13,700	228,376
Plus Alpha Consulting Co. Ltd.	23,400	298,144
Press Kogyo Co. Ltd.	184,710	940,443
Prestige International, Inc.	64,700	272,888
Prima Meat Packers Ltd.	18,000	308,882
Procrea Holdings, Inc.	5,930	115,924
Qol Holdings Co. Ltd. (b)	13,800	161,690
Quants Research Institute Holdings, Inc. (b)	15,600	57,266
Raito Kogyo Co. Ltd.	44,214	1,064,427
Raiznext Corp.	37,100	526,102
Relo Group, Inc.	32,500	386,102
Rengo Co. Ltd.	43,500	343,838
RENOVA, Inc. (a)	55,300	291,290
ReproCELL, Inc. (a) (b)	49,300	54,540
Restar Corp.	13,800	228,048
Retail Partners Co. Ltd.	13,800	109,036
Rheon Automatic Machinery Co. Ltd.	13,800	125,344
Ricoh Leasing Co. Ltd.	7,700	281,690
Riken Keiki Co. Ltd. (b)	30,736	564,141
Riken Technos Corp.	55,400	578,759
Riken Vitamin Co. Ltd.	13,800	249,127
Ringer Hut Co. Ltd. (b)	17,700	253,000
Riso Kagaku Corp.	21,700	153,724
Rock Field Co. Ltd. (b)	17,700	156,095
Royal Holdings Co. Ltd.	35,400	324,428
RS Technologies Co. Ltd.	9,400	210,937
Ryobi Ltd.	16,400	249,056
Ryoyo Ryosan Holdings, Inc.	16,673	313,569
S Foods, Inc.	17,700	332,549
Sagami Holdings Corp. (b)	25,700	294,817
Saizeriya Co. Ltd.	17,900	715,595
Sakai Chemical Industry Co. Ltd. (b)	26,953	586,193
Sakai Moving Service Co. Ltd.	8,400	144,356
Sakata INX Corp. (b)	26,500	377,620
Sakata Seed Corp.	19,300	522,868
Sakura Internet, Inc. (b)	8,700	135,676
Sala Corp.	45,500	294,582
San-A Co. Ltd.	24,200	463,951
San-Ai Obbli Co. Ltd.	36,400	551,411
SanBio Co. Ltd. (a) (b)	23,900	267,559
Sangetsu Corp.	33,700	654,554
San-In Godo Bank Ltd. (b)	91,800	997,688
Sanken Electric Co. Ltd. (a) (b)	15,118	672,608
Sanki Engineering Co. Ltd. (b)	28,400	1,197,838
Sankyo Tateyama, Inc.	31,400	134,411
Sanoh Industrial Co. Ltd. (b)	46,400	195,995
Sansan, Inc. (a) (b)	73,200	535,116
Security Description	Shares	Value
Sanyo Chemical Industries Ltd. (b)	5,400	$168,697
Sanyo Denki Co. Ltd.	15,100	413,829
Sanyo Electric Railway Co. Ltd. (b)	7,800	98,891
Sanyo Trading Co. Ltd.	31,100	306,523
Sato Corp.	30,440	427,067
Sawai Group Holdings Co. Ltd.	46,400	644,566
SBI ARUHI Corp. (b)	17,700	91,899
Seikagaku Corp.	25,100	115,016
Seiko Group Corp.	23,600	811,440
Seiren Co. Ltd.	46,412	900,000
Sekisui Jushi Corp.	17,800	237,199
Sekisui Kasei Co. Ltd.	25,700	69,787
Senshu Ikeda Holdings, Inc.	160,460	866,397
Septeni Holdings Co. Ltd.	18,900	49,421
Seria Co. Ltd.	21,300	503,413
Shibaura Machine Co. Ltd.	9,300	219,800
Shibaura Mechatronics Corp.	17,000	422,088
Shibuya Corp.	17,700	373,270
Shikoku Bank Ltd.	24,000	338,676
Shikoku Electric Power Co., Inc.	110,300	1,211,920
Shikoku Kasei Holdings Corp. (b)	26,700	713,275
Shima Seiki Manufacturing Ltd. (b)	23,945	134,106
Shimadaya Corp.	4,000	45,283
Shinagawa Refra Co. Ltd.	32,500	415,928
Shin-Etsu Polymer Co. Ltd.	25,300	305,337
Shinmaywa Industries Ltd.	26,000	375,724
Ship Healthcare Holdings, Inc.	34,300	517,120
Shizuoka Gas Co. Ltd.	31,000	294,041
Shochiku Co. Ltd. (b)	16,793	1,245,568
Shoei Co. Ltd. (b)	21,100	218,308
Shoei Foods Corp. (b)	7,200	192,797
Siix Corp.	24,200	178,735
Simplex Holdings, Inc.	54,400	273,898
Sinfonia Technology Co. Ltd.	21,080	1,374,062
Sinko Industries Ltd.	49,900	376,077
Sintokogio Ltd.	39,400	225,865
SMS Co. Ltd.	26,600	274,711
Sodick Co. Ltd.	28,600	217,884
Solasto Corp.	51,500	360,943
Sotetsu Holdings, Inc.	44,200	813,209
Sourcenext Corp. (a) (b)	25,300	19,402
S-Pool, Inc.	30,000	47,143
St. Marc Holdings Co. Ltd.	9,400	175,486
Star Asia Investment Corp. REIT	2,623	908,462
Starts Corp., Inc.	27,900	833,019
Starts Proceed Investment Corp. REIT	249	306,926
Starzen Co. Ltd.	32,500	258,831
Stella Chemifa Corp. (b)	7,200	217,688
Studio Alice Co. Ltd. (b)	3,900	48,293
Sumida Corp.	21,800	148,266
Sumiseki Holdings, Inc. (b)	16,300	101,638
Sumitomo Osaka Cement Co. Ltd.	22,479	537,354
Sumitomo Seika Chemicals Co. Ltd. (b)	12,000	89,157
Sumitomo Warehouse Co. Ltd. (b)	46,326	1,174,966
See accompanying notes to financial statements.
170

STATE STREET SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Sun Corp. (b)	5,300	$268,848
Sun Frontier Fudousan Co. Ltd. (b)	23,800	393,899
Sun-Wa Technos Corp. (b)	23,500	460,133
SWCC Corp. (b)	16,700	1,263,863
Synspective, Inc. (a)	24,100	162,394
Syuppin Co. Ltd. (b)	23,500	162,487
T Hasegawa Co. Ltd.	15,700	278,789
Tachi-S Co. Ltd.	23,000	293,193
Tadano Ltd.	74,400	614,037
Taihei Dengyo Kaisha Ltd.	37,500	681,925
Taikisha Ltd.	23,700	490,119
Takamatsu Construction Group Co. Ltd.	7,900	177,774
Takaoka Toko Co. Ltd.	1,900	56,550
Takara Bio, Inc. (b)	24,200	174,628
Takara Holdings, Inc. (b)	78,700	764,294
Takara Standard Co. Ltd.	32,200	554,579
Takasago International Corp. (b)	108,900	811,154
Takeuchi Manufacturing Co. Ltd.	24,600	955,610
Takuma Co. Ltd.	40,500	687,092
Tamron Co. Ltd.	92,500	575,618
Tamura Corp. (b)	54,500	204,174
Tanseisha Co. Ltd.	26,100	241,822
Tayca Corp.	13,800	147,203
TechMatrix Corp.	28,700	320,933
Teijin Ltd.	48,500	497,530
Teikoku Electric Manufacturing Co. Ltd.	3,600	63,044
Teikoku Sen-I Co. Ltd.	17,700	320,200
TerraSky Co. Ltd. (b)	3,000	28,380
Timee, Inc. (a) (b)	30,300	248,167
TKC Corp.	21,700	504,683
TKP Corp. (a) (b)	21,500	246,637
Toa Corp.	39,000	746,464
TOA ROAD Corp. (b)	73,600	790,637
Toagosei Co. Ltd.	143,788	1,543,265
TOBISHIMA HOLDINGS, Inc.	13,710	179,249
TOC Co. Ltd.	83,760	425,934
Tocalo Co. Ltd.	37,100	583,003
Toho Bank Ltd.	90,000	365,454
Toho Titanium Co. Ltd.	26,200	385,861
Tokai Carbon Co. Ltd.	142,800	863,586
TOKAI Holdings Corp.	49,900	365,099
Tokai Rika Co. Ltd.	22,000	406,701
Tokai Tokyo Financial Holdings, Inc.	134,400	601,501
Tokushu Tokai Paper Co. Ltd.	15,400	155,074
Tokuyama Corp. (b)	29,100	683,737
Tokyo Kiraboshi Financial Group, Inc.	9,400	650,537
Tokyo Steel Manufacturing Co. Ltd. (b)	55,675	566,234
Tokyotokeiba Co. Ltd.	8,900	317,757
Tokyu Construction Co. Ltd.	40,500	357,420
Tokyu REIT, Inc.	740	913,546
Tomoe Engineering Co. Ltd.	8,400	95,463
Security Description	Shares	Value
TOMONY Holdings, Inc.	106,280	$543,792
Topre Corp.	27,500	408,982
Topy Industries Ltd.	24,998	455,680
Torex Semiconductor Ltd.	21,800	211,299
Tosei REIT Investment Corp. (b)	235	204,585
Totetsu Kogyo Co. Ltd.	13,800	465,812
Towa Bank Ltd. (b)	31,000	192,910
Towa Corp. (b)	15,400	214,800
Towa Pharmaceutical Co. Ltd. (b)	9,400	236,640
Toyo Corp.	5,668	59,284
Toyo Engineering Corp. (b)	5,200	84,918
Toyo Gosei Co. Ltd. (b)	2,000	125,715
Toyo Kanetsu KK	15,000	259,570
Toyo Tanso Co. Ltd.	8,300	263,989
Toyobo Co. Ltd.	42,778	354,131
TPR Co. Ltd. (b)	39,200	302,827
Transcosmos, Inc.	13,800	337,432
TRE Holdings Corp. (b)	46,939	462,928
Tri Chemical Laboratories, Inc.	28,795	475,844
Trusco Nakayama Corp.	25,000	355,616
TS Tech Co. Ltd.	26,300	293,269
TSI Holdings Co. Ltd. (b)	78,700	525,854
Tsubaki Nakashima Co. Ltd. (a)	30,000	54,120
Tsubakimoto Chain Co.	63,000	910,805
Tsuburaya Fields Holdings, Inc.	16,000	141,807
Tsugami Corp.	40,500	813,360
Tsukishima Holdings Co. Ltd. (b)	30,300	512,142
Tsukuba Bank Ltd. (b)	120,100	428,794
Tsurumi Manufacturing Co. Ltd.	35,400	456,824
UACJ Corp.	86,800	1,258,706
UBE Corp.	39,000	595,946
Uchida Yoko Co. Ltd.	34,800	431,582
Umios Corp.	90,506	828,600
Union Tool Co.	7,200	584,273
Unipres Corp.	20,700	169,280
United Arrows Ltd.	13,700	207,795
United Super Markets Holdings, Inc. (b)	38,300	215,707
Universal Entertainment Corp. (a) (b)	17,700	73,430
Ushio, Inc. (b)	17,100	302,628
UT Group Co. Ltd.	572,600	698,249
V Technology Co. Ltd. (b)	3,872	100,153
Valor Holdings Co. Ltd.	37,000	851,216
Valqua Ltd. (b)	10,476	299,615
ValueCommerce Co. Ltd.	17,700	47,285
Vector, Inc.	20,700	159,391
Vision, Inc. (b)	18,400	131,156
Vital KSK Holdings, Inc.	31,100	286,388
VT Holdings Co. Ltd.	91,800	281,015
Wacom Co. Ltd.	84,400	392,583
Wakachiku Construction Co. Ltd.	3,800	97,932
Wakita & Co. Ltd.	17,700	209,276
Warabeya Nichiyo Holdings Co. Ltd.	17,700	332,327
WATAMI Co. Ltd.	19,100	115,856
See accompanying notes to financial statements.
171

STATE STREET SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
WDB Holdings Co. Ltd. (b)	7,500	$71,988
West Holdings Corp. (b)	18,200	200,773
World Co. Ltd.	18,800	174,067
World Holdings Co. Ltd.	9,000	141,486
W-Scope Corp. (a) (b)	23,000	30,649
YAKUODO Holdings Co. Ltd.	7,700	89,976
YAMABIKO Corp.	25,300	555,013
Yamae Group Holdings Co. Ltd.	9,400	168,927
Yamagata Bank Ltd. (b)	15,600	231,710
Yamaichi Electronics Co. Ltd.	19,100	886,027
YA-MAN Ltd.	13,700	60,539
Yamanashi Chuo Bank Ltd.	25,200	822,101
Yamashin-Filter Corp. (b)	32,600	96,720
Yamazen Corp.	55,200	498,601
Yellow Hat Ltd.	43,800	425,363
Yodoko Ltd.	106,700	933,600
Yokogawa Bridge Holdings Corp.	21,200	394,976
Yokowo Co. Ltd.	23,300	432,344
Yorozu Corp. (b)	13,700	78,020
Yoshinoya Holdings Co. Ltd.	32,500	673,125
Yuasa Trading Co. Ltd.	9,400	348,608
Yurtec Corp.	36,800	591,705
Zacros Corp.	30,200	242,792
Zenrin Co. Ltd.	50,665	315,283
ZERIA Pharmaceutical Co. Ltd.	25,200	347,690
ZIGExN Co. Ltd. (b)	40,500	104,120
Zojirushi Corp.	26,600	278,557
		294,088,448
MALAYSIA — 0.0% *
Frencken Group Ltd.	239,700	379,016
MALTA — 0.0% *
Kambi Group PLC (a) (b)	13,719	168,351
MEXICO — 0.1%
Borr Drilling Ltd. (a) (b)	172,422	994,875
MOROCCO — 0.1%
Aya Gold & Silver, Inc. (a)	69,205	1,052,295
NETHERLANDS — 1.2%
Alfen NV (a) (b) (d)	33,669	353,796
AMG Critical Materials NV	25,469	998,330
Basic-Fit NV (a) (d)	23,863	809,451
Brunel International NV (b)	20,550	156,036
Corbion NV (b)	31,715	685,528
Flow Traders Ltd. (a)	21,327	680,671
ForFarmers NV	11,628	84,004
Fugro NV (b)	40,906	498,656
Havas NV	27,781	479,819
Koninklijke Heijmans NV Dutch Certificate (b)	20,265	1,788,559
NSI NV REIT (b)	18,966	381,547
Pharming Group NV (a)	451,637	746,219
Pharvaris NV (a)	23,475	663,169
PostNL NV (b)	251,747	312,688
Sligro Food Group NV	8,066	125,278
TKH Group NV Dutch Certificate	7,080	299,709
Security Description	Shares	Value
TomTom NV (a)	52,309	$259,645
		9,323,105
NEW ZEALAND — 0.3%
Air New Zealand Ltd.	315,827	77,470
Channel Infrastructure NZ Ltd.	199,940	330,762
Fletcher Building Ltd. (a)	449,713	756,789
Gentrack Group Ltd. (a)	40,593	157,360
Ryman Healthcare Ltd. (a)	223,850	270,714
Summerset Group Holdings Ltd. (b)	102,987	521,691
		2,114,786
NORWAY — 1.7%
Aker Solutions ASA	102,200	486,189
Bluenord ASA	5,020	290,142
BW Offshore Ltd.	127,427	677,626
DNO ASA	408,382	918,979
Elkem ASA (d)	106,459	309,073
Elmera Group ASA (d)	71,680	259,024
Europris ASA (d)	100,551	942,445
FLEX LNG Ltd. (a) (b)	33,034	981,440
Grieg Seafood ASA (a)	33,289	260,750
Hexagon Composites ASA (a)	63,637	65,721
Kid ASA (d)	16,233	209,975
Kitron ASA	205,664	1,974,097
LINK Mobility Group Holding ASA (a)	139,229	316,594
MPC Container Ships ASA	248,606	583,682
NEL ASA (a)	789,842	171,251
Norbit ASA	25,048	490,111
Norconsult Norge AS	59,057	249,179
Norwegian Air Shuttle ASA	290,599	424,221
Odfjell Drilling Ltd.	35,366	368,874
Opera Ltd. ADR (b)	19,218	274,049
Pexip Holding ASA	42,348	264,758
PhotoCure ASA (a)	17,490	106,474
SATS ASA	70,755	310,522
SFL Corp. Ltd.	74,511	803,974
SpareBank 1 Nord Norge	46,005	735,347
Stolt-Nielsen Ltd.	6,963	238,392
TGS ASA	56,994	772,328
Zaptec ASA (a)	82,117	238,571
		13,723,788
PORTUGAL — 0.1%
Altri SGPS SA (b)	143,130	807,256
Mota-Engil SGPS SA (b)	46,455	237,010
		1,044,266
SINGAPORE — 1.1%
AEM Holdings Ltd. (a)	216,024	698,229
AIMS APAC REIT	466,004	516,518
CapitaLand China Trust REIT (b)	1,104,634	547,972
Capitaland India Trust (b)	524,400	410,529
CDL Hospitality Trusts REIT (b)	823,180	526,391
Digital Core REIT Management Pte. Ltd.	291,600	141,426
See accompanying notes to financial statements.
172

STATE STREET SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
ESR-REIT	304,241	$530,591
Ezion Holdings Ltd. (a) (c)	4,945,500	—
Ezra Holdings Ltd. (a) (b) (c)	1,331,411	—
Far East Hospitality Trust REIT	514,600	223,366
Guan Chao Holdings Ltd. (a)	525,000	460,703
Hyflux Ltd. (a) (b) (c)	33,300	—
IGG, Inc.	509,000	227,226
Jinhai Medical Technology Ltd. (a)	1,795,000	503,686
Lendlease Global Commercial REIT	2,243,144	930,188
Manulife U.S. Real Estate Investment Trust (a)	3,385,055	192,948
Midas Holdings Ltd. (a) (b) (c)	1,078,700	—
Nanofilm Technologies International Ltd.	274,300	123,314
Parkway Life Real Estate Investment Trust	140,000	434,058
Prestige Biopharm Ltd. (a)	13,503	86,309
Prime U.S. REIT	535,970	91,651
Propnex Ltd. (b)	175,800	227,560
Raffles Medical Group Ltd.	597,374	467,657
Singapore Post Ltd. (b)	1,162,900	310,972
Starhill Global REIT	1,249,907	518,312
Swiber Holdings Ltd. (a) (b) (c)	200,200	—
Technics Oil & Gas Ltd. (a) (c)	1,254	—
UMS Integration Ltd. (b)	758,214	905,049
Yangzijiang Maritime Development Ltd. (a)	340,900	137,401
		9,212,056
SOUTH AFRICA — 0.2%
Great Basin Gold Ltd. (a) (c)	266,255	—
Karooooo Ltd. (b)	6,031	300,585
Scatec ASA (a) (d)	66,517	891,815
		1,192,400
SOUTH KOREA — 11.9%
Advanced Nano Products Co. Ltd.	4,313	172,334
Advanced Process Systems Corp.	9,319	115,662
Ahnlab, Inc.	3,396	131,259
Air Busan Co. Ltd. (a)	26,962	31,774
Amorepacific Holdings Corp.	9,746	175,939
Ananti, Inc. (a)	24,919	108,191
APAM Corp. (a) (c)	6,724	—
APRILBIO Co. Ltd. (a)	6,716	238,972
Aprogen, Inc. (a)	83,678	16,991
AptaBio Therapeutics, Inc. (a)	13,134	59,168
Asiana Airlines, Inc. (a)	18,269	83,017
BGF Co. Ltd.	33,305	98,394
BGF retail Co. Ltd.	3,987	362,608
BH Co. Ltd.	19,260	252,122
BHI Co. Ltd. (a)	11,008	664,799
Binex Co. Ltd. (a)	18,753	137,129
Binggrae Co. Ltd.	4,784	220,202
Bioneer Corp. (a)	11,326	81,193
BNC Korea Co. Ltd.	20,887	50,116
Boditech Med, Inc.	12,106	86,785
Security Description	Shares	Value
Boryung	31,664	$186,058
BSJ Holdings, Inc. (a)	33,459	2,185
Bukwang Pharmaceutical Co. Ltd.	26,827	127,860
Cafe24 Corp. (a)	15,404	265,508
Caregen Co. Ltd.	8,402	498,091
Chabiotech Co. Ltd. (a)	42,773	484,518
Cheryong Electric Co. Ltd.	3,446	97,869
Chong Kun Dang Pharmaceutical Corp.	6,101	354,911
CJ CGV Co. Ltd. (a)	59,158	185,587
CJ ENM Co. Ltd. (a)	3,230	119,149
CJ Logistics Corp.	5,276	356,177
Clobot Co. Ltd. (a)	13,048	411,890
CMG Pharmaceutical Co. Ltd. (a)	55,990	63,679
CNK International Co. Ltd. (a) (c)	16,071	—
Com2uSCorp	7,892	162,050
Cosmax, Inc.	6,565	842,244
Cosmecca Korea Co. Ltd.	3,399	176,868
CosmoAM&T Co. Ltd. (a)	14,643	493,310
Cosmochemical Co. Ltd. (a)	17,521	170,102
Creative & Innovative System (a)	31,750	240,460
CS Wind Corp.	13,171	512,514
Cuckoo Homesys Co. Ltd.	7,791	117,756
Curiox Biosystems Co. Ltd. (a)	7,329	485,203
D&D PharmaTech, Inc. (a)	17,410	770,671
Daea TI Co. Ltd. (a)	39,406	99,438
Daeduck Electronics Co. Ltd.	33,834	1,694,296
Daejoo Electronic Materials Co. Ltd.	6,181	508,879
Daesang Corp.	19,848	257,876
Daewon Pharmaceutical Co. Ltd.	14,420	96,030
Daewoong Co. Ltd.	24,780	376,962
Daewoong Pharmaceutical Co. Ltd.	4,674	488,258
Daishin Securities Co. Ltd. Preference Shares	63,876	963,363
D'Alba Global Co. Ltd.	5,053	468,466
Danal Co. Ltd. (a)	28,291	110,087
Daou Technology, Inc.	22,209	625,677
Dawonsys Co. Ltd. (a)	27,584	45,564
DB HiTek Co. Ltd.	29,752	1,524,847
Dentium Co. Ltd.	6,248	208,858
Devsisters Co. Ltd. (a)	5,369	96,923
DI Dong Il Corp.	8,794	124,304
DIO Corp. (a)	5,615	59,755
DL Holdings Co. Ltd. (a)	9,746	384,330
Dong-A Socio Holdings Co. Ltd.	5,339	328,012
Dong-A ST Co. Ltd.	5,995	171,437
Dongjin Semichem Co. Ltd.	25,405	733,961
DongKook Pharmaceutical Co. Ltd.	19,119	294,590
Dongkuk CM Co. Ltd.	9,391	32,557
Dongkuk Steel Mill Co. Ltd.	18,590	108,143
Dongsuh Cos., Inc.	30,503	544,679
Dongsung Finetec Co. Ltd.	11,421	172,622
Dongwha Enterprise Co. Ltd. (a)	6,881	46,228
See accompanying notes to financial statements.
173

STATE STREET SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Dongwha Pharm Co. Ltd.	36,239	$137,938
Dongwon Industries Co. Ltd.	2,002	49,539
Doosan Fuel Cell Co. Ltd. (a)	12,551	273,694
Doosan Tesna, Inc. (a)	7,141	472,290
DoubleUGames Co. Ltd.	9,225	299,339
Dreamtech Co. Ltd.	41,205	168,678
Duk San Neolux Co. Ltd. (a)	5,970	195,667
E Investment&Development Co. Ltd. (a)	547	12
Eco&Dream Co. Ltd. (a)	9,675	107,068
Ecopro HN Co. Ltd.	5,235	100,144
E-MART, Inc.	10,929	682,862
EM-Tech Co. Ltd.	17,343	70,656
Enchem Co. Ltd. (a)	9,413	251,665
ENF Technology Co. Ltd.	25,282	770,848
Enplus Co. Ltd. (a)	3,648	1,217
Eoflow Co. Ltd. (a)	15,898	15,466
Eone Diagnomics Genome Center Co. Ltd. (a)	191,563	51,904
E-TRON Co. Ltd. (a)	2,003	6
Eubiologics Co. Ltd. (a)	16,625	145,773
Eugene Corp.	56,748	143,940
Eugene Investment & Securities Co. Ltd.	132,175	380,996
Eugene Technology Co. Ltd.	5,008	361,953
F&F Co. Ltd.	4,398	176,018
Fadu, Inc. (a)	13,682	410,464
Fine M-Tec Co. Ltd. (a)	13,869	86,746
Foosung Co. Ltd. (a)	49,860	228,523
FutureChem Co. Ltd. (a)	10,775	130,990
G2GBIO, Inc. (a)	7,009	301,108
GC Cell Corp. (a)	6,252	94,495
GemVax & Kael Co. Ltd. (a)	12,784	283,366
GeneOne Life Science, Inc. (a)	53,084	31,747
Genexine, Inc. (a)	20,809	62,903
Genomictree, Inc. (a)	11,163	125,357
GI Innovation, Inc. (a)	34,250	282,426
GOLFZON Co. Ltd.	2,100	66,771
Gradiant Corp.	6,552	48,852
Grand Korea Leisure Co. Ltd.	18,070	135,674
Gravity Co. Ltd. ADR	1,548	95,914
Green Cross Holdings Corp.	17,288	150,458
GS Engineering & Construction Corp.	46,383	760,104
GS P&L Co. Ltd.	1,692	46,618
GS Retail Co. Ltd.	7,025	100,446
G-SMATT GLOBAL Co. Ltd. (a) (c)	4,929	—
HAESUNG DS Co. Ltd.	18,777	573,124
Han Kuk Carbon Co. Ltd.	18,619	472,267
Hana Tour Service, Inc.	6,518	170,009
Hanall Biopharma Co. Ltd. (a)	18,568	670,395
Hancom, Inc.	13,129	163,379
Handsome Co. Ltd.	13,650	207,203
Hanil Cement Co. Ltd.	13,265	139,089
Hanjin Logistics Corp.	5,242	64,137
Hanjin Shipping Co. Ltd. (a) (c)	1,732	—
Security Description	Shares	Value
Hankook & Co. Co. Ltd.	17,247	$270,250
Hanon Systems (a)	98,642	240,865
Hansae Co. Ltd.	11,561	83,255
Hansol Chemical Co. Ltd.	4,542	748,771
Hansol Paper Co. Ltd.	30,025	158,785
Hanwha General Insurance Co. Ltd. (a)	54,150	225,205
Hanwha Investment & Securities Co. Ltd. (a)	103,973	437,845
Harim Holdings Co. Ltd.	76,513	676,885
HD Construction Equipment Co. Ltd.	10,868	887,662
HDC Holdings Co. Ltd.	18,432	333,946
HDC Hyundai Development Co-Engineering & Construction	17,405	232,385
HFR, Inc. (a)	4,477	80,675
HJ Shipbuilding & Construction Co. Ltd. (a)	11,519	163,574
HK inno N Corp.	14,797	473,863
HL Holdings Corp.	3,013	82,227
HL Mando Co. Ltd.	10,366	331,964
HLB Global Co. Ltd. (a)	30,405	39,464
Hlb Pharma Ceutical Co. Ltd. (a)	14,746	153,174
HLB Therapeutics Co. Ltd. (a)	31,809	60,538
Homecast Co. Ltd. (a)	22,120	27,700
Hotel Shilla Co. Ltd. (a)	7,012	201,435
HPSP Co. Ltd.	18,306	488,829
HS Hyosung Advanced Materials Corp.	3,564	511,919
HS Industries Co. Ltd.	42,458	86,904
Humasis Co. Ltd. (a)	56,867	27,289
Humedix Co. Ltd.	1,373	30,075
Huons Co. Ltd.	5,521	91,377
Huons Global Co. Ltd.	2,848	123,280
Hyosung Chemical Corp. (a)	1,903	48,331
Hyosung TNC Corp.	3,286	813,106
HYULIM A-TECH Co. Ltd. (a)	13,383	6,553
Hyulim ROBOT Co. Ltd. (a)	30,787	207,036
Hyundai Bioland Co. Ltd. (a)	27,477	71,937
Hyundai Bioscience Co. Ltd. (a)	55,413	481,176
HYUNDAI Corp.	2,800	44,423
Hyundai Department Store Co. Ltd.	5,018	259,475
Hyundai GF Holdings	28,356	254,559
Hyundai Green Food	14,546	150,242
Hyundai Home Shopping Network Corp.	1,951	101,139
Il Dong Pharmaceutical Co. Ltd.	11,145	204,105
Iljin Electric Co. Ltd.	11,614	526,996
Ilyang Pharmaceutical Co. Ltd.	8,503	62,233
iM Financial Group Co. Ltd.	115,120	1,255,937
InBody Co. Ltd.	10,335	186,234
Innocean Worldwide, Inc.	13,828	162,597
InnoWireless Co. Ltd.	5,646	140,261
Innox Advanced Materials Co. Ltd.	7,334	137,185
Insun ENT Co. Ltd. (a)	46,442	122,651
Intellian Technologies, Inc.	4,232	306,420
See accompanying notes to financial statements.
174

STATE STREET SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Interojo Co. Ltd.	5,130	$61,393
iNtRON Biotechnology, Inc. (a)	16,003	42,629
Inventage Lab, Inc. (a)	6,944	296,956
IS Dongseo Co. Ltd.	6,275	105,085
ISC Co. Ltd.	2,467	375,289
ISU Specialty Chemical (a)	10,430	608,102
Jahwa Electronics Co. Ltd. (a)	28,361	596,236
Jeju Air Co. Ltd. (a)	25,059	81,640
Jeju Semiconductor Corp. (a)	25,456	583,361
Jenax, Inc. (a) (c)	1,564	—
JETEMA Co. Ltd. (a)	14,936	72,942
Jin Air Co. Ltd. (a)	26,744	105,813
Joongang Advanced Materials Co. Ltd. (a)	27,802	27,046
Jusung Engineering Co. Ltd.	19,165	759,518
JW Pharmaceutical Corp.	8,305	163,752
KC Co. Ltd.	7,607	148,996
KEPCO Plant Service & Engineering Co. Ltd.	18,064	654,557
KG Dongbusteel	22,598	76,721
KG Eco Solution Co. Ltd.	13,254	51,315
Kginicis Co. Ltd.	19,460	127,307
KH FEELUX Co. Ltd. (a)	3,435	709
KH Vatec Co. Ltd.	8,415	69,006
KINX, Inc.	5,764	376,326
KMW Co. Ltd. (a)	18,090	300,585
Koh Young Technology, Inc.	28,498	454,919
Kolmar BNH Co. Ltd.	34,408	256,546
Kolmar Korea Co. Ltd.	10,911	541,400
Kolon Industries, Inc.	11,146	531,230
KoMiCo Ltd.	2,977	208,554
Komipharm International Co. Ltd. (a)	18,725	103,182
KONA I Co. Ltd.	7,936	282,383
Korea Electric Terminal Co. Ltd.	7,170	354,837
Korea Electronic Power Industrial Development Co. Ltd.	28,021	327,840
Korea Line Corp. (a)	110,606	172,952
Korea Petrochemical Ind Co. Ltd.	3,153	267,613
Korea United Pharm, Inc.	8,943	115,900
Korean Reinsurance Co.	106,811	853,568
Kukdo Chemical Co. Ltd.	2,757	63,811
Kumho Tire Co., Inc. (a)	63,521	246,760
L&C Bio Co. Ltd.	7,761	341,015
LabGenomics Co. Ltd. (a)	23,433	19,736
Lake Materials Co. Ltd.	19,012	242,173
LB Semicon, Inc. (a)	12,257	31,770
LEMON Co. Ltd. (a)	1,684	3,397
LF Corp.	2,802	44,271
Lotte Chilsung Beverage Co. Ltd.	3,332	247,999
Lotte Energy Materials Corp. (a)	10,702	289,272
LOTTE Fine Chemical Co. Ltd.	16,941	540,311
Lotte Tour Development Co. Ltd. (a)	25,712	291,257
Lotte Wellfood Co. Ltd.	2,317	168,066
LS Materials Ltd.	21,219	244,102
Security Description	Shares	Value
Lunit, Inc. (a)	18,370	$391,591
LX International Corp.	28,356	837,730
LX Semicon Co. Ltd.	6,035	190,705
Magnachip Semiconductor Corp. (a)	28,397	79,512
Mcnex Co. Ltd.	5,837	78,124
Medipost Co. Ltd. (a)	16,461	227,841
MedPacto, Inc. (a)	20,421	74,663
Medytox, Inc.	3,435	227,183
MegaStudyEdu Co. Ltd.	5,766	186,158
Mirae Asset Life Insurance Co. Ltd. (a)	41,032	432,113
Misto Holdings Corp.	31,619	846,394
Miwon Commercial Co. Ltd.	1,148	101,035
Modetour Network, Inc. (a)	8,360	59,549
Myoung Shin Industrial Co. Ltd.	12,697	79,084
Namhae Chemical Corp.	24,714	128,923
Namsun Aluminum Co. Ltd. (a)	38,972	45,800
Naturecell Co. Ltd. (a)	35,129	397,012
Neowiz	11,294	178,445
NEPES Corp. (a)	12,257	133,641
NEXTIN, Inc.	4,220	172,200
NHN Corp.	19,616	481,547
NHN KCP Corp.	16,922	173,236
NICE Holdings Co. Ltd.	5,852	49,822
NICE Information Service Co. Ltd.	32,897	344,509
NKGen Biotech Korea Co. Ltd. (a) (c)	39,090	12,888
NongShim Co. Ltd.	1,208	289,450
OCI Holdings Co. Ltd.	9,059	1,110,750
OliX Pharmaceuticals, Inc. (a)	10,388	1,255,390
OQP Bio, Inc. (a) (c)	33,459	—
Orion Holdings Corp.	15,251	229,016
Orum Therapeutics, Inc. (a)	12,216	685,911
Oscotec, Inc. (a)	15,079	498,154
Otoki Corp.	1,530	359,113
Pan Ocean Co. Ltd.	88,741	283,607
Paradise Co. Ltd.	30,448	320,055
Park Systems Corp.	2,334	357,342
Partron Co. Ltd.	7,893	39,268
Pearl Abyss Corp. (a)	20,154	907,927
People & Technology, Inc.	10,359	319,904
Pharmicell Co. Ltd.	46,172	439,819
PI Advanced Materials Co. Ltd.	10,778	154,107
POLUS BioPharm, Inc. (a) (c)	21,662	—
Posco M-Tech Co. Ltd.	26,397	296,431
Power Logics Co. Ltd. (a)	16,604	48,457
Prestige Biologics Co. Ltd. (a)	13,667	21,460
Proteina Co. Ltd. (a)	3,421	148,754
PSK, Inc.	25,378	1,317,240
Qurient Co. Ltd. (a)	5,625	133,863
RFHIC Corp.	5,926	290,177
Robotis Co. Ltd. (a)	5,545	872,487
S&S Tech Corp.	5,367	265,958
Sam-A Aluminum Co. Ltd.	4,315	113,252
See accompanying notes to financial statements.
175

STATE STREET SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Sambu Engineering & Construction Co. Ltd. (a)	76,746	$17,387
Samjin Pharmaceutical Co. Ltd.	12,291	144,203
Samsung Pharmaceutical Co. Ltd. (a)	47,354	54,630
Samwha Capacitor Co. Ltd.	3,800	128,763
Samyang Biopharmaceuticals Corp. (a)	4,710	369,321
Samyang Holdings Corp.	4,433	191,021
Sang-A Frontec Co. Ltd.	4,027	56,659
Satrec Initiative Co. Ltd.	4,901	513,571
SD Biosensor, Inc.	48,964	244,556
SeAH Besteel Holdings Corp.	8,571	360,378
Sebang Global Battery Co. Ltd.	2,802	108,849
Seegene, Inc.	18,560	264,771
Seers Technology Co. Ltd. (a)	7,140	231,683
Seobu T&D	20,380	173,509
Seojin System Co. Ltd. (a)	54,726	1,518,529
Seoul Semiconductor Co. Ltd. (a)	28,710	162,515
SFA Engineering Corp.	23,648	401,429
SFA Semicon Co. Ltd. (a)	32,354	126,531
SGC Energy Co. Ltd.	4,851	182,429
Shin Poong Pharmaceutical Co. Ltd. (a)	17,151	115,896
Shinsegae International, Inc.	6,690	51,497
Shinsegae, Inc.	3,264	640,376
Shinsung Delta Tech Co. Ltd.	7,776	277,705
Shinsung E&G Co. Ltd. (a)	247,739	418,115
SIMMTECH Co. Ltd.	9,573	296,568
SK Chemicals Co. Ltd.	4,673	160,480
SK Discovery Co. Ltd.	4,768	158,762
SK Eternix Co. Ltd. (a)	15,540	550,924
SK IE Technology Co. Ltd. (a) (d)	21,778	302,146
SK Networks Co. Ltd.	91,270	293,180
SK oceanplant Co. Ltd. (a)	11,728	205,593
SK Securities Co. Ltd. (a)	371,051	445,751
SL Corp.	7,953	287,661
Solid, Inc.	17,613	145,237
SOLUM Co. Ltd.	17,776	190,335
Solus Advanced Materials Co. Ltd.	21,233	122,686
Songwon Industrial Co. Ltd.	18,422	106,925
Soop Co. Ltd.	6,052	232,731
Soulbrain Co. Ltd.	1,094	259,992
Soulbrain Holdings Co. Ltd.	5,131	152,089
SPG Co. Ltd.	2,340	159,804
ST Pharm Co. Ltd.	9,547	901,313
STIC Investments, Inc. (a)	17,582	97,917
Sungshin Cement Co. Ltd.	18,316	106,788
Synopex, Inc. (a)	45,064	169,764
Taekwang Industrial Co. Ltd.	465	329,400
Taesung Co. Ltd. (a)	10,536	348,070
TCC Steel	12,116	104,259
TechWing, Inc.	36,358	1,075,322
TKG Huchems Co. Ltd.	25,243	296,162
Tokai Carbon Korea Co. Ltd.	1,992	297,178
TomoCube, Inc. (a)	6,979	244,230
Security Description	Shares	Value
Tovis Co. Ltd.	9,723	$95,983
TSE Co. Ltd.	2,869	197,991
TY Holdings Co. Ltd. (a)	24,835	42,969
Unid Co. Ltd.	4,024	211,229
Union Semiconductor Equipment & Materials Co. Ltd.	61,061	339,660
Unison Co. Ltd. (a)	207,344	197,374
UTI, Inc. (a)	4,802	47,686
Value Added Technology Co. Ltd.	4,051	57,261
Vaxcell-Bio Therapeutics Co. Ltd. (a)	9,743	48,535
Voronoi, Inc. (a)	5,232	1,048,689
VT Co. Ltd. (a)	11,856	116,807
Vuno, Inc. (a)	7,465	75,203
Webzen, Inc.	13,706	107,472
Wellbiotec Co. Ltd. (a)	54,639	392
Wemade Co. Ltd.	11,058	149,086
WiSoL Co. Ltd.	6,658	27,125
Won Tech Co. Ltd.	47,724	211,255
Wonik Holdings Co. Ltd. (a)	32,135	548,644
WONIK IPS Co. Ltd.	19,698	1,390,235
Woojeon Co. Ltd. (a) (c)	76	—
Woori Technology Investment Co. Ltd. (a)	86,299	352,712
Woori Technology, Inc. (a)	113,057	1,505,803
YG Entertainment, Inc.	6,920	239,002
Young Poong Corp.	7,296	264,850
Youngone Corp.	5,952	305,051
Yuanta Securities Korea Co. Ltd.	90,474	261,088
Yungjin Pharmaceutical Co. Ltd. (a)	55,131	61,767
Zinus, Inc.	4,944	33,247
		96,700,883
SPAIN — 0.9%
Abengoa SA Class B (a) (c)	12,105,124	—
Amper SA (a) (b)	1,237,869	223,640
Atalaya Mining Copper SA	43,097	402,939
Atresmedia Corp. de Medios de Comunicacion SA (b)	61,292	338,626
Audax Renovables SA (a) (b)	95,314	158,581
Befesa SA (d)	19,578	655,980
eDreams ODIGEO SA (a) (b)	33,681	119,138
Ence Energia y Celulosa SA (a) (b)	64,922	171,449
Faes Farma SA	239,993	1,287,200
Global Dominion Access SA (b) (d)	50,791	179,953
Let's GOWEX SA (a) (b) (c)	9,561	—
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	142,073	192,834
Neinor Homes SA (d)	28,853	549,198
Obrascon Huarte Lain SA (a)	209,180	101,107
Pharma Mar SA (a)	7,424	747,614
Prosegur Cash SA (b) (d)	247,733	179,255
Solaria Energia y Medio Ambiente SA (a)	53,645	1,464,891
Talgo SA (a) (b) (d)	46,851	148,180
See accompanying notes to financial statements.
176

STATE STREET SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Tubacex SA (b)	97,394	$317,575
		7,238,160
SWEDEN — 4.5%
AcadeMedia AB (d)	61,341	646,491
Addnode Group AB (b)	60,068	417,426
AFRY AB (b)	49,694	664,065
Alimak Group AB (d)	47,854	537,502
Alleima AB (b)	112,546	873,668
Ambea AB (d)	31,489	438,309
Apotea AB (a) (b)	39,391	260,836
AQ Group AB (b)	13,611	265,469
Arjo AB Class B (b)	136,814	358,758
Atea ASA	17,072	247,818
Attendo AB (d)	57,889	614,971
BHG Group AB (a)	51,790	126,346
BICO Group AB (a)	45,019	78,873
BioGaia AB Class B (b)	63,394	794,567
Bonava AB Class B (a)	214,453	210,035
BoneSupport Holding AB (a) (b) (d)	30,159	617,031
Boozt AB (a) (b) (d)	23,755	234,152
Bravida Holding AB (b) (d)	115,365	1,191,646
Bufab AB (b)	133,365	1,463,813
Byggmax Group AB	37,268	212,820
Cellavision AB (b)	20,042	323,155
Cibus Nordic Real Estate AB publ (b)	52,068	776,408
Cint Group AB (a) (b)	132,019	52,634
Cloetta AB Class B	130,488	726,665
Coor Service Management Holding AB (b) (d)	51,797	321,888
Creades AB Class A (b)	23,545	166,832
Dios Fastigheter AB	82,458	543,156
Dometic Group AB (d)	111,036	298,621
Duni AB (b)	19,980	200,927
Dustin Group AB (a) (d)	204,315	29,426
Dynavox Group AB (a) (b)	46,913	430,903
Electrolux AB Class B (a) (b)	75,516	463,897
Electrolux Professional AB Class B (b)	97,378	515,192
Elekta AB Class B (b)	91,051	527,596
Embracer Group AB (a) (b)	66,282	334,289
Eolus AB Class B	12,926	49,798
Fagerhult Group AB	42,555	121,953
Granges AB	60,348	936,934
Hansa Biopharma AB (a) (b)	36,264	121,359
Haypp Group AB (a) (b)	13,650	190,573
Hexatronic Group AB (a) (b)	86,060	286,558
Hoist Finance AB (d)	87,025	1,352,022
Humana AB	15,540	78,302
Instalco AB (b)	160,483	524,934
Intellego Technologies AB (a) (b)	16,564	80,940
Intrum AB (a)	50,024	188,990
INVISIO AB (b)	20,590	560,882
Inwido AB (b)	36,712	569,202
JM AB (b)	26,277	329,902
Security Description	Shares	Value
KNOW IT AB	26,894	$301,512
Lindab International AB (b)	41,107	658,057
Medcap AB (a)	4,840	237,523
MEKO AB (b)	17,503	125,858
Mildef Group AB (b)	24,192	351,468
MIPS AB (b)	12,543	302,573
Modern Times Group MTG AB Class B (a)	59,017	569,339
NCAB Group AB (a) (b)	141,293	829,848
NCC AB Class B	47,494	1,031,021
New Wave Group AB Class B (b)	104,329	1,054,105
Nobia AB (a) (b)	250,436	51,605
Nolato AB Class B	100,897	505,637
Note AB	20,399	361,031
NP3 Fastigheter AB (b)	21,663	557,138
Nyfosa AB (b)	34,124	234,090
Ovzon AB (a)	34,440	195,225
OW Bunker AS (a) (c)	983	—
Paradox Interactive AB (b)	18,418	239,161
Platzer Fastigheter Holding AB Class B	49,468	350,515
PowerCell Sweden AB (a) (b)	40,923	81,792
Ratos AB Class B	113,390	383,511
RaySearch Laboratories AB (b)	24,744	497,153
Re:NewCell AB (a) (b)	21,307	11,854
Rvrc Holding AB	20,599	141,633
Samhallsbyggnadsbolaget i Norden AB (a) (b)	1,160,909	452,847
Scandi Standard AB	34,389	533,546
Scandic Hotels Group AB (b) (d)	26,030	232,395
Sdiptech AB Class B (a)	15,986	336,962
Sedana Medical AB (a)	56,467	54,652
SkiStar AB	25,599	437,746
Smart Eye AB (a)	12,771	72,326
Stillfront Group AB (a) (b)	261,815	104,327
Storskogen Group AB Class B	716,667	653,153
Storytel AB (b)	29,603	260,721
Surgical Science Sweden AB (a) (b)	34,867	111,194
Svolder AB Class B (b)	64,701	322,749
SwedenCare AB (b)	49,493	125,470
Synsam AB	37,842	272,903
Troax Group AB (b)	17,534	177,250
Truecaller AB Class B (b)	124,768	142,498
Verve Group SE (a) (b)	25,697	42,728
Vestum AB (a)	99,007	97,279
Viaplay Group AB (a)	1,179,255	156,780
Vimian Group AB (a) (b)	77,079	226,554
Vitec Software Group AB Class B (b)	19,356	483,989
Vitrolife AB (b)	17,886	176,959
VNV Global AB (a) (b)	75,169	144,400
Xvivo Perfusion AB (a) (b)	13,846	332,842
Zinzino AB Class B (b)	15,522	227,463
		36,609,916
See accompanying notes to financial statements.
177

STATE STREET SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
SWITZERLAND — 1.1%
ADC Therapeutics SA (a)	77,293	$289,849
Arbonia AG (b)	23,993	133,021
Ascom Holding AG	46,937	306,663
Autoneum Holding AG (b)	2,086	299,576
Basilea Pharmaceutica Ag Allschwil (a)	4,185	283,323
Bystronic AG (b)	313	81,410
Cicor Technologies Ltd. (a) (b)	1,454	211,708
Coltene Holding AG (b)	2,697	158,588
Comet Holding AG (b)	3,347	1,029,654
DocMorris AG (a) (b)	47,718	285,637
Forbo Holding AG (b)	287	262,873
Idorsia Ltd. (a)	78,458	338,808
Implenia AG (a)	9,699	749,559
Intershop Holding AG	2,169	454,557
Komax Holding AG (a) (b)	3,847	240,333
Kongsberg Automotive ASA (a)	1,149,892	228,303
Kuros Biosciences AG (a) (b)	11,594	321,178
Leonteq AG (b)	4,307	87,046
Medmix AG (b) (d)	16,039	172,256
Meyer Burger Technology AG (a)	165	1
Mobilezone Holding AG	25,716	487,726
Oculis Holding AG (a)	19,000	505,210
Orior AG (a) (b)	7,702	106,585
Rieter Holding AG (b)	44,451	167,338
Schweiter Technologies AG (b)	407	145,873
SEALSQ Corp. (a) (b)	100,058	262,152
Sensirion Holding AG (a) (d)	4,759	351,202
TORM PLC Class A	21,014	595,063
Vetropack Holding AG (b)	7,072	199,781
Zehnder Group AG	3,379	278,797
		9,034,070
TANZANIA, UNITED REPUBLIC OF — 0.1%
Helios Towers PLC (a)	355,622	844,125
THAILAND — 0.1%
Valeura Energy, Inc. (a)	47,684	504,329
UNITED KINGDOM — 6.0%
4imprint Group PLC	16,605	737,929
AG Barr PLC	71,064	611,003
Alfa Financial Software Holdings PLC (d)	79,718	152,430
AO World PLC (a)	188,287	215,023
Arqit Quantum, Inc. (a)	4,184	55,438
Ashmore Group PLC	68,176	190,056
ASOS PLC (a) (b)	30,899	87,809
Aston Martin Lagonda Global Holdings PLC (a) (b) (d)	192,081	91,947
Auction Technology Group PLC (a)	50,656	223,112
Autolus Therapeutics PLC ADR (a) (b)	83,540	115,285
Avon Technologies PLC	19,428	424,774
Bicycle Therapeutics PLC ADR (a) (b)	30,512	141,576
Bodycote PLC	98,831	795,655
Security Description	Shares	Value
Breedon Group PLC	37,759	$148,382
Bytes Technology Group PLC (b)	123,954	451,798
Capita PLC (a)	60,070	210,710
Card Factory PLC	234,723	196,551
Ceres Power Holdings PLC (a)	47,748	199,474
Chemring Group PLC	118,613	794,588
Clarkson PLC	17,773	1,080,457
Close Brothers Group PLC (a)	58,567	309,392
CLS Holdings PLC REIT (b)	176,465	111,698
CMC Markets PLC (d)	125,030	566,352
Coats Group PLC	666,434	704,819
Compass Pathways PLC ADR (a) (b)	80,442	444,844
Costain Group PLC	371,825	889,450
Crest Nicholson Holdings PLC (b)	144,519	192,102
Currys PLC	563,374	923,451
Custodian Property Income REIT PLC	143,383	151,074
DiscoverIE Group PLC	69,117	490,359
Domino's Pizza Group PLC (b)	87,231	198,084
Dr. Martens PLC (b)	196,307	162,959
Ecora Royalties PLC	205,117	377,060
Elementis PLC	308,032	607,678
Endava PLC ADR (a) (b)	22,198	98,115
EnQuest PLC	832,635	226,736
Essentra PLC	172,211	205,293
Evoke PLC (a) (b)	152,878	69,048
FDM Group Holdings PLC	70,141	92,125
Firstgroup PLC	380,161	833,191
Forterra PLC (d)	229,159	467,793
Funding Circle Holdings PLC (a) (d)	102,665	173,292
Future PLC	50,711	198,478
Galliford Try Holdings PLC	39,139	247,482
Genuit Group PLC	126,502	477,934
Global Ship Lease, Inc. Class A	8,642	321,742
Goodwin PLC	1,728	255,216
Great Portland Estates PLC REIT	209,288	781,046
Gym Group PLC (a) (d)	186,517	430,430
Halfords Group PLC	100,595	171,124
Hays PLC	1,130,013	496,517
Helical PLC REIT (b)	84,190	194,731
Hilton Food Group PLC	61,996	417,763
Hollywood Bowl Group PLC	87,439	271,545
Hunting PLC	80,379	525,739
Ibstock PLC (b) (d)	242,252	322,652
Immunocore Holdings PLC ADR (a) (b)	33,934	1,023,110
IntegraFin Holdings PLC	186,805	753,799
IP Group PLC (a)	550,672	382,692
J D Wetherspoon PLC (b)	90,497	665,908
Johnston Press PLC (a) (c)	358	—
Jupiter Fund Management PLC	301,906	663,273
Kainos Group PLC	42,023	404,535
Keller Group PLC	62,694	1,589,005
Kier Group PLC	210,613	529,363
See accompanying notes to financial statements.
178

STATE STREET SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Lancashire Holdings Ltd.	149,469	$1,151,091
Lb-shell PLC (a) (c)	571	—
Luceco PLC (d)	111,387	254,113
Marshalls PLC	117,371	217,307
Marston's PLC (a)	634,499	436,764
Mears Group PLC	33,351	143,814
Mereo Biopharma Group PLC ADR (a)	133,379	44,015
Metro Bank Holdings PLC (a)	159,556	247,859
Mobico Group PLC (a)	420,024	95,933
Molten Ventures PLC (a)	69,749	421,075
MONY Group PLC	316,120	626,135
Moonpig Group PLC	132,653	366,477
Morgan Advanced Materials PLC	200,725	532,039
NCC Group PLC (b)	225,983	345,088
Ninety One PLC	112,314	336,799
On the Beach Group PLC (d)	87,419	181,219
OXB (a)	39,266	282,201
Oxford Instruments PLC	24,511	775,743
Pagegroup PLC (b)	166,909	303,742
Paratus Energy Services Ltd.	58,437	277,759
PayPoint PLC (b)	34,831	254,461
Pensana PLC (a)	141,965	170,360
Petrofac Ltd. (a) (b)	216,401	11,343
Pets at Home Group PLC	162,605	388,542
Picton Property Income Ltd. REIT	452,724	459,098
Pinewood Technologies Group PLC (a) (b)	47,935	131,797
Playtech PLC	110,653	487,366
PZ Cussons PLC	225,873	238,287
Raspberry PI Holdings PLC (a) (b)	67,700	383,708
Reach PLC	152,817	121,516
Regional REIT Ltd. (d)	81,308	92,746
S4 Capital PLC (b)	195,322	71,605
Sabre Insurance Group PLC (d)	135,806	280,092
Safestore Holdings PLC REIT	16,465	137,765
Savills PLC	49,697	540,012
Schroder Real Estate Investment Trust Ltd.	654,784	409,713
Senior PLC	470,603	1,774,870
Silence Therapeutics PLC ADR (a) (b)	9,434	49,717
Social Housing Reit PLC (d)	273,367	258,471
Spire Healthcare Group PLC (d)	154,863	298,158
SSP Group PLC	328,714	758,148
SThree PLC	51,145	100,493
Supermarket Income REIT PLC	995,049	1,039,239
Synthomer PLC (a) (b)	108,372	58,021
Telecom Plus PLC	18,575	316,473
THG PLC (a) (b)	382,249	146,584
Trainline PLC (a) (d)	226,380	677,657
Travis Perkins PLC	75,103	559,566
Treatt PLC (b)	23,178	60,090
Trustpilot Group PLC (a) (d)	164,018	417,441
TT Electronics PLC (a)	59,336	91,548
Vanquis Banking Group PLC (a)	201,172	298,181
Security Description	Shares	Value
Vertical Aerospace Ltd. (a) (b)	52,868	$116,838
Vesuvius PLC	111,459	583,808
Victrex PLC	50,430	379,061
Volution Group PLC	106,279	798,855
Watches of Switzerland Group PLC (a) (d)	120,949	709,116
WH Smith PLC	45,727	346,123
Workspace Group PLC REIT	80,459	362,336
XPS Pensions Group PLC	111,919	428,004
Zigup PLC	124,488	627,921
		48,817,299
UNITED STATES — 1.5%
Access Bio, Inc. KDR (a)	19,466	35,331
Civeo Corp. (a) (b)	9,397	248,645
Curaleaf Holdings, Inc. (a) (b)	206,446	443,795
DHT Holdings, Inc.	71,269	1,302,085
Dole PLC	23,800	340,102
Ferroglobe PLC (a) (c) (e)	19,857	—
Ferroglobe PLC (e)	92,247	380,058
Fiverr International Ltd. (a) (b)	28,601	286,582
Hecla Mining Co.	7,571	141,048
IMAX Corp. (a) (b)	39,722	1,509,833
Inmode Ltd. (a)	55,301	756,518
MeiraGTx Holdings PLC (a) (b)	21,079	182,544
Navigator Holdings Ltd.	10,815	209,054
NioCorp Developments Ltd. (a) (b)	67,033	298,967
Nordic American Tankers Ltd.	111,692	654,515
Oatly Group AB ADR (a)	10,010	101,501
Paysafe Ltd. (a) (b)	13,690	93,229
Perpetua Resources Corp. (a) (b)	36,990	1,039,022
PolyPeptide Group AG (a) (b) (d)	6,877	242,627
PureTech Health PLC (a)	94,355	134,380
Riskified Ltd. Class A (a)	111,505	437,099
Sims Ltd.	65,044	797,421
Stratasys Ltd. (a)	35,543	277,591
TAT Technologies Ltd. (a)	6,505	255,874
UroGen Pharma Ltd. (a) (b)	17,279	310,676
Vobile Group Ltd. (a) (b)	870,000	380,615
Zymeworks, Inc. (a)	41,616	1,042,065
		11,901,177
VIETNAM — 0.0% *
XP Power Ltd. (a)	12,937	209,497
TOTAL COMMON STOCKS (Cost $836,059,447)		802,097,329
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 0.0% *
GUERNSEY — 0.0% *
Cordiant Digital Infrastructure Ltd. (d) (Cost $191,546)	163,039	218,224
RIGHTS — 0.0% *
AUSTRALIA — 0.0% *
Syrah Resources Ltd. (expiring 04/17/26) (a)	209,542	3,588
See accompanying notes to financial statements.
179

STATE STREET SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
SOUTH KOREA — 0.0% *
Lunit, Inc. (expiring 04/23/26) (a)	4,959	$19,102
TOTAL RIGHTS (Cost $0)		22,690
WARRANTS — 0.0%
ITALY — 0.0%
Webuild SpA (expiring 08/02/30) (a) (b) (c) (Cost $0)	19,800	—
SHORT-TERM INVESTMENTS — 9.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.64% (f) (g)	1,542,806	1,542,806
State Street Navigator Securities Lending Portfolio II (h) (i)	76,497,722	76,497,722
TOTAL SHORT-TERM INVESTMENTS (Cost $78,040,528)		78,040,528
TOTAL INVESTMENTS — 108.5% (Cost $914,291,521)		880,378,771
LIABILITIES IN EXCESS OF OTHER ASSETS — (8.5)%		(68,857,257)
NET ASSETS — 100.0%		$811,521,514

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2026.
(c)
Fair valued as determined in good faith by the Trust's
Oversight Committee in accordance with policy and
procedures approved by the Board of Trustees. Security
value is determined based on significant unobservable
inputs and is classified as Level 3. As of March 31, 2026,
total aggregate fair value of the securities is $352,991,
representing less than 0.05% of the Fund's net assets.

(d)
Securities purchased pursuant to Rule 144A of the
Securities Act of 1933, as amended. These securities,
which represent 3.1% of net assets as of March 31, 2026,
may be resold in transactions exempt from registration,
normally to qualified institutional buyers.

(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended March 31, 2026
are shown in the Affiliate Table below.

(g)	The rate shown is the annualized seven-day yield at March 31, 2026.
(h)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2026 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.

*	Amount is less than 0.05% of net assets.

Abbreviations:
ADR	American Depositary Receipt
CDI	CREST Depository Interest
REIT	Real Estate Investment Trust
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$800,109,163	$1,635,175	$352,991	$802,097,329
Mutual Funds and Exchange Traded Products	218,224	—	—	218,224
Rights	—	22,690	—	22,690
Warrants	—	—	0 (a)	0
Short-Term Investments	78,040,528	—	—	78,040,528
TOTAL INVESTMENTS	$878,367,915	$1,657,865	$352,991	$880,378,771

(a)	The Fund held a Level 3 security that was valued at $0 at March 31, 2026.
See accompanying notes to financial statements.
180

STATE STREET SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Sector Breakdown as of March 31, 2026

% of Net Assets
Industrials	21.4%
Materials	14.7
Information Technology	13.3
Consumer Discretionary	11.0
Health Care	8.3
Financials	8.3
Real Estate	7.5
Consumer Staples	5.0
Energy	5.0
Communication Services	3.1
Utilities	1.3
Short-Term Investments	9.6
Liabilities in Excess of Other Assets	(8.5)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/25	Value at 9/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/26	Value at 3/31/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	895,796	$895,796	$24,821,161	$24,174,151	$—	$—	1,542,806	$1,542,806	$32,661
State Street Navigator Securities Lending Portfolio II	75,098,760	75,098,760	101,691,476	100,292,514	—	—	76,497,722	76,497,722	877,347
Total		$75,994,556	$126,512,637	$124,466,665	$—	$—		$78,040,528	$910,008
See accompanying notes to financial statements.
181

STATE STREET SPDR S&P NORTH AMERICAN NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 100.4%
AUSTRALIA — 1.8%
Anglogold Ashanti PLC	124,419	$12,113,434
OceanaGold Corp.	67,357	2,116,927
		14,230,361
BRAZIL — 2.2%
ERO Copper Corp. (a) (b)	30,390	807,249
Wheaton Precious Metals Corp.	133,230	17,432,409
		18,239,658
BURKINA FASO — 0.4%
IAMGOLD Corp. (a) (b)	172,190	3,227,753
CANADA — 25.6%
AbraSilver Resource Corp. (a)	46,826	422,442
Agnico Eagle Mines Ltd.	147,541	29,852,855
Alamos Gold, Inc. Class A (b)	123,496	5,476,814
Allied Gold Corp. (a)	27,633	853,810
Almonty Industries, Inc. (a)	46,926	680,579
Americas Gold & Silver Corp. (a)	60,236	313,363
ARC Resources Ltd. (b)	80,915	1,678,542
Athabasca Oil Corp. (a) (b)	68,340	550,912
Avino Silver & Gold Mines Ltd. (a)	43,778	276,995
B2Gold Corp. (b)	392,157	1,775,954
Barrick Mining Corp. (b)	495,280	20,176,037
Baytex Energy Corp.	93,991	418,920
Birchcliff Energy Ltd. (b)	38,370	210,058
Cameco Corp.	61,223	6,636,678
Canadian Natural Resources Ltd. (b)	293,029	14,248,825
Capstone Copper Corp. (a)	183,729	1,381,045
Cenovus Energy, Inc. (b)	193,393	5,116,312
Centerra Gold, Inc.	59,243	1,050,247
CES Energy Solutions Corp. (b)	30,079	396,800
Denison Mines Corp. (a) (b)	117,316	414,437
Discovery Silver Corp. (a) (b)	184,306	1,180,678
DPM Metals, Inc. (b)	65,079	2,284,095
Endeavour Silver Corp. (a) (b)	86,313	802,797
Enerflex Ltd.	17,161	357,841
Equinox Gold Corp.	230,344	3,315,977
First Majestic Silver Corp. (b)	135,243	2,889,862
Fortuna Mining Corp. (a) (b)	90,130	893,195
Franco-Nevada Corp.	56,554	13,958,672
Freehold Royalties Ltd. (b)	19,110	237,857
G Mining Ventures Corp. (a)	47,410	1,658,526
GoGold Resources, Inc. (a)	103,302	196,900
Headwater Exploration, Inc.	31,186	287,156
Hudbay Minerals, Inc. (b)	116,263	2,426,815
Imperial Oil Ltd.	21,657	2,827,646
K92 Mining, Inc. (a) (b)	71,472	1,209,168
Kinross Gold Corp.	354,373	10,799,673
Lithium Americas Corp. (a) (b)	76,573	303,428
Lundin Gold, Inc.	29,031	2,211,519
McEwen, Inc. (a)	13,410	273,832
Montage Gold Corp. (a)	83,090	942,506
NexGen Energy Ltd. (a) (b)	92,028	1,064,334
Security Description	Shares	Value
NGEx Minerals Ltd. (a)	39,368	$713,705
Novagold Resources, Inc. (a)	84,804	761,540
Nutrien Ltd. (b)	231,340	17,407,483
OR Royalties, Inc.	55,243	2,096,823
Orla Mining Ltd.	77,823	1,247,466
Pan American Silver Corp.	123,901	6,756,380
Parex Resources, Inc.	13,581	266,063
Peyto Exploration & Development Corp. (b)	28,392	552,968
PrairieSky Royalty Ltd. (b)	32,700	754,498
Precision Drilling Corp. (a)	1,830	179,518
Seabridge Gold, Inc. (a)	24,990	706,428
Secure Waste Infrastructure Corp. (b)	25,157	393,520
Skeena Resources Ltd. (a) (b)	35,552	1,055,440
SSR Mining, Inc. (a) (b)	59,618	1,745,542
Standard Lithium Ltd. (a)	59,930	204,361
Stella-Jones, Inc. (b)	26,243	1,755,237
Suncor Energy, Inc.	168,935	11,138,053
Tamarack Valley Energy Ltd.	69,428	572,120
Taseko Mines Ltd. (a)	105,744	682,708
Teck Resources Ltd. Class B	131,145	6,775,504
TerraVest Industries, Inc. (b)	2,155	204,189
TMC the metals Co., Inc. (a) (b)	76,466	357,096
Topaz Energy Corp.	16,047	355,540
Torex Gold Resources, Inc. (b)	27,658	1,265,425
Tourmaline Oil Corp.	51,736	2,468,262
Triple Flag Precious Metals Corp. (b)	20,627	713,901
Vermilion Energy, Inc. (b)	21,590	296,571
Vizsla Silver Corp. (a)	101,472	335,198
Wesdome Gold Mines Ltd. (a)	44,323	788,924
West Fraser Timber Co. Ltd.	26,991	1,757,302
Whitecap Resources, Inc. (b)	170,699	1,920,371
		208,282,238
CHILE — 0.6%
Lundin Mining Corp.	198,593	4,936,542
CHINA — 0.1%
Silvercorp Metals, Inc. (b)	64,149	687,664
COLOMBIA — 0.1%
Aris Mining Corp. (a) (b)	59,520	1,101,646
CONGO — 0.2%
Ivanhoe Mines Ltd. Class A (a) (b)	220,798	1,881,185
GHANA — 0.0% *
Kosmos Energy Ltd. (a)	67,244	186,938
MOROCCO — 0.1%
Aya Gold & Silver, Inc. (a)	38,319	582,659
NORWAY — 0.1%
Seadrill Ltd. (a)	8,735	397,442
TURKEY — 0.2%
Eldorado Gold Corp. (b)	58,991	2,019,276
UNITED KINGDOM — 0.5%
TechnipFMC PLC	56,890	3,932,806
See accompanying notes to financial statements.
182

STATE STREET SPDR S&P NORTH AMERICAN NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
UNITED STATES — 67.9%
Alcoa Corp.	75,984	$5,040,019
Alpha Metallurgical Resources, Inc. (a)	3,184	653,580
Amcor PLC	220,863	8,779,304
Antero Resources Corp. (a)	41,248	1,750,565
APA Corp.	49,885	2,117,119
Archer-Daniels-Midland Co.	229,966	16,716,229
Archrock, Inc.	24,629	857,089
Aura Minerals, Inc.	10,028	818,285
Avery Dennison Corp.	37,020	6,392,614
Baker Hughes Co.	138,782	8,472,641
Bristow Group, Inc.	3,554	166,647
Bunge Global SA	64,726	8,233,147
Cactus, Inc. Class A	9,642	456,742
California Resources Corp.	11,011	762,181
Calumet, Inc. (a)	9,052	324,967
Centrus Energy Corp. Class A (a) (b)	2,477	429,982
Century Aluminum Co. (a)	15,623	916,914
CF Industries Holdings, Inc.	74,654	9,693,075
Chevron Corp.	266,151	55,066,642
Chord Energy Corp.	8,046	1,143,980
Cleveland-Cliffs, Inc. (a)	167,182	1,412,688
CNX Resources Corp. (a)	18,986	731,910
Coeur Mining, Inc. (a)	188,451	3,537,225
Commercial Metals Co.	32,592	2,002,127
Comstock Resources, Inc. (a) (b)	11,142	234,873
ConocoPhillips	173,787	22,939,884
Core Natural Resources, Inc.	7,175	751,438
Corteva, Inc.	323,292	27,062,773
Coterra Energy, Inc.	107,124	3,764,337
Crescent Energy Co. Class A	33,989	458,852
Darling Ingredients, Inc. (a)	75,730	4,683,900
Delek U.S. Holdings, Inc.	8,408	378,949
Devon Energy Corp.	88,203	4,438,375
Diamondback Energy, Inc.	26,175	5,177,153
Energy Fuels, Inc. (a) (b)	33,370	609,988
EOG Resources, Inc.	76,291	11,029,390
EQT Corp.	87,745	5,584,092
Expand Energy Corp.	33,501	3,677,740
Expro Group Holdings NV (a)	14,243	247,971
Exxon Mobil Corp.	475,751	80,715,915
FMC Corp.	59,741	1,028,740
Freeport-McMoRan, Inc.	421,442	24,772,361
Fresh Del Monte Produce, Inc.	15,767	634,779
Graphic Packaging Holding Co.	141,172	1,403,250
Gulfport Energy Corp. (a)	2,192	463,761
Halliburton Co.	118,366	4,615,090
Hecla Mining Co.	196,650	3,663,589
Helix Energy Solutions Group, Inc. (a)	19,200	189,888
Helmerich & Payne, Inc.	13,997	504,312
HF Sinclair Corp.	21,961	1,370,147
Ingredion, Inc.	30,401	3,424,977
Innovex International, Inc. (a)	5,384	131,316
Security Description	Shares	Value
International Paper Co.	252,692	$9,021,104
Ivanhoe Electric, Inc. (a)	31,437	371,585
Kaiser Aluminum Corp.	4,719	568,687
Kodiak Gas Services, Inc.	11,690	681,761
Liberty Energy, Inc.	22,763	655,574
Louisiana-Pacific Corp.	30,310	2,205,052
Magnolia Oil & Gas Corp. Class A	25,725	812,138
Marathon Petroleum Corp.	42,229	10,311,477
Matador Resources Co.	16,474	1,040,827
Materion Corp.	6,046	874,554
Mosaic Co.	151,846	3,872,073
MP Materials Corp. (a)	39,567	1,909,503
Murphy Oil Corp.	18,868	778,305
Nabors Industries Ltd. (a)	2,030	174,702
National Energy Services Reunited Corp. (a)	8,332	178,888
Newmont Corp.	320,319	34,674,532
Noble Corp. PLC	17,695	868,294
Northern Oil & Gas, Inc.	13,704	400,568
NOV, Inc.	51,279	964,558
Nucor Corp.	67,166	11,357,771
Occidental Petroleum Corp.	101,183	6,576,895
Oceaneering International, Inc. (a)	13,986	496,083
Ovintiv, Inc.	39,526	2,346,263
Packaging Corp. of America	42,768	9,076,225
Par Pacific Holdings, Inc. (a)	7,054	441,863
Patterson-UTI Energy, Inc.	48,547	525,764
PBF Energy, Inc. Class A	11,547	549,868
Peabody Energy Corp.	17,135	564,598
Permian Resources Corp. Class A	97,645	2,081,791
Perpetua Resources Corp. (a) (b)	22,485	631,588
Phillips 66 Co.	56,651	10,320,679
ProPetro Holding Corp. (a)	13,410	193,238
Range Resources Corp.	33,372	1,507,747
Rayonier, Inc. REIT	132,880	2,739,986
Reliance, Inc.	15,344	4,663,348
REX American Resources Corp. (a)	3,960	180,457
Royal Gold, Inc.	23,816	6,060,934
Ryerson Holding Corp.	13,004	292,330
Sable Offshore Corp. (a)	17,370	286,952
Scotts Miracle-Gro Co.	21,289	1,294,584
Sealed Air Corp.	70,416	2,960,993
Select Water Solutions, Inc.	15,846	242,444
SLB Ltd.	210,066	10,795,292
SM Energy Co.	31,784	991,025
Smurfit Westrock PLC	249,809	9,954,889
Solaris Energy Infrastructure, Inc.	6,469	365,563
Sonoco Products Co.	47,200	2,553,048
Steel Dynamics, Inc.	40,246	7,244,280
Sylvamo Corp.	15,898	671,532
Talos Energy, Inc. (a)	17,708	279,078
TETRA Technologies, Inc. (a)	18,850	160,602
Texas Pacific Land Corp.	8,134	3,860,071
Tidewater, Inc. (a)	6,510	543,911
Transocean Ltd. (a)	139,416	924,328
See accompanying notes to financial statements.
183

STATE STREET SPDR S&P NORTH AMERICAN NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
U.S. Antimony Corp. (a)	34,940	$305,026
Uranium Energy Corp. (a)	67,909	916,772
USA Rare Earth, Inc. (a) (b)	27,624	418,089
Valaris Ltd. (a)	9,116	893,733
Valero Energy Corp.	42,863	10,590,590
Venture Global, Inc. Class A	67,424	1,062,602
Viper Energy, Inc. Class A	26,100	1,226,439
Warrior Met Coal, Inc.	15,446	1,438,795
Weatherford International PLC	10,118	956,960
Weyerhaeuser Co. REIT	344,899	8,425,883
World Kinect Corp.	7,770	179,254
Worthington Steel, Inc.	9,522	288,993
		551,236,850
ZAMBIA — 0.6%
First Quantum Minerals Ltd. (a)	198,376	4,727,875
TOTAL COMMON STOCKS (Cost $604,048,611)		815,670,893
SHORT-TERM INVESTMENTS — 5.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.64% (c) (d)	486,876	486,876
State Street Navigator Securities Lending Portfolio II (e) (f)	44,604,025	44,604,025
TOTAL SHORT-TERM INVESTMENTS (Cost $45,090,901)		45,090,901
TOTAL INVESTMENTS — 106.0% (Cost $649,139,512)		860,761,794
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.0)%		(48,507,160)
NET ASSETS — 100.0%		$812,254,634

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2026.
(c)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended March 31, 2026
are shown in the Affiliate Table below.

(d)	The rate shown is the annualized seven-day yield at March 31, 2026.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2026 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

*	Amount is less than 0.05% of net assets.

Abbreviations:
REIT	Real Estate Investment Trust
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$815,670,893	$—	$—	$815,670,893
Short-Term Investments	45,090,901	—	—	45,090,901
TOTAL INVESTMENTS	$860,761,794	$—	$—	$860,761,794
See accompanying notes to financial statements.
184

STATE STREET SPDR S&P NORTH AMERICAN NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Industry Breakdown as of March 31, 2026

% of Net Assets
Oil, Gas & Consumable Fuels	38.6%
Metals & Mining	36.9
Chemicals	7.4
Containers & Packaging	6.2
Energy Equipment & Services	5.0
Food Products	4.1
Specialized REITs	1.4
Paper & Forest Products	0.8
Short-Term Investments	5.6
Liabilities in Excess of Other Assets	(6.0)
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/25	Value at 9/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/26	Value at 3/31/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,889,486	$2,889,486	$15,725,422	$18,128,032	$—	$—	486,876	$486,876	$11,186
State Street Navigator Securities Lending Portfolio II	36,476,294	36,476,294	225,489,704	217,361,973	—	—	44,604,025	44,604,025	57,846
Total		$39,365,780	$241,215,126	$235,490,005	$—	$—		$45,090,901	$69,032
See accompanying notes to financial statements.
185

SPDR INDEX SHARES FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2026 (Unaudited)

	State Street SPDR Dow Jones Global Real Estate ETF	State Street SPDR Dow Jones International Real Estate ETF	State Street SPDR Portfolio Developed World ex-US ETF
ASSETS
Investments in unaffiliated issuers, at value*	$1,125,793,780	$262,187,380	$35,337,535,633
Investments in affiliated issuers, at value	11,264,779	11,910,351	1,219,451,686
Total Investments	1,137,058,559	274,097,731	36,556,987,319
Foreign currency, at value	674,623	163,994	102,979,431
Net cash at broker	851,398	—	10,247,403
Cash	8,720	6	15,887
Receivable from broker — accumulated variation margin on futures contracts	—	—	1,950,467
Receivable for investments sold	1,489	1,716	15,656,914
Dividends receivable — unaffiliated issuers	4,732,232	1,672,986	127,570,220
Dividends receivable — affiliated issuers	4,877	770	120,952
Securities lending income receivable — unaffiliated issuers	788	3,411	1,081,261
Securities lending income receivable — affiliated issuers	2,437	3,181	755,725
Receivable for foreign taxes recoverable	892,113	766,212	43,297,338
Other receivable	62,872	—	6,975
TOTAL ASSETS	1,144,290,108	276,710,007	36,860,669,892
LIABILITIES
Payable upon return of securities loaned	8,423,748	11,574,515	1,201,583,594
Payable for investments purchased	402,124	315,291	7,600,170
Payable for fund shares repurchased	—	—	—
Payable to broker – accumulated variation margin on open futures contracts	183,606	—	—
Deferred foreign taxes payable	—	—	446,100
Advisory fee payable	500,523	142,436	937,825
Trustees’ fees and expenses payable	913	229	634
Accrued expenses and other liabilities	—	4,123	—
TOTAL LIABILITIES	9,510,914	12,036,594	1,210,568,323
NET ASSETS	$1,134,779,194	$264,673,413	$35,650,101,569
NET ASSETS CONSIST OF:
Paid-in capital	$1,428,487,869	$1,076,132,880	$27,457,831,283
Total distributable earnings (loss)**	(293,708,675)	(811,459,467)	8,192,270,286
NET ASSETS	$1,134,779,194	$264,673,413	$35,650,101,569
NET ASSET VALUE PER SHARE
Net asset value per share	$45.57	$26.37	$44.66
Shares outstanding (unlimited amount authorized, $0.01 par value)	24,900,000	10,035,379	798,300,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$1,126,876,492	$350,621,067	$26,936,324,526
Investments in affiliated issuers	11,264,779	11,910,351	1,219,451,686
Total cost of investments	$1,138,141,271	$362,531,418	$28,155,776,212
Foreign currency, at cost	$686,931	$167,129	$103,300,589
* Includes investments in securities on loan, at value	$13,062,412	$23,043,963	$2,256,922,091
** Includes deferred foreign taxes	$—	$—	$446,100
See accompanying notes to financial statements.
186

State Street SPDR Portfolio Emerging Markets ETF	State Street SPDR Portfolio Europe ETF	State Street SPDR Portfolio MSCI Global Stock Market ETF	State Street SPDR S&P China ETF	State Street SPDR S&P Global Natural Resources ETF	State Street SPDR S&P International Small Cap ETF

$15,649,650,584	$666,023,644	$1,409,258,262	$474,349,551	$4,839,897,138	$802,338,243
322,279,776	19,766,463	34,982,177	8,435,826	272,925,917	78,040,528
15,971,930,360	685,790,107	1,444,240,439	482,785,377	5,112,823,055	880,378,771
30,234,631	1,365,834	1,709,117	1,864,441	13,006,906	2,131,796
3,060,947	—	723,794	457,677	1,625,795	—
857,762	—	26,060	—	245,904	—
—	—	—	—	438,115	—
—	561,747	7,727	—	59,406,039	344,243
27,459,335	1,588,740	2,093,442	21,316	10,111,852	4,985,195
86,429	599	10,102	1,742	54,373	4,644
1,246,079	23,715	35,638	40,340	93,305	119,649
376,394	27,036	14,877	23,091	70,834	58,214
468,608	2,280,460	579,793	—	390,110	747,312
—	—	36	—	7,622	210
16,035,720,545	691,638,238	1,449,441,025	485,193,984	5,198,273,910	888,770,034

309,369,898	19,424,964	30,351,694	8,160,907	254,446,339	76,497,722
43,039	1,190,308	12,843	—	—	364,505
—	—	—	—	59,500,241	—
595,453	—	75,249	132,638	—	—
58,472,718	—	7,711	—	—	97,622
972,549	44,304	110,959	249,163	1,629,782	288,504
174	1,126	19	207	45	167
—	—	—	—	—	—
369,453,831	20,660,702	30,558,475	8,542,915	315,576,407	77,248,520
$15,666,266,714	$670,977,536	$1,418,882,550	$476,651,069	$4,882,697,503	$811,521,514

$13,398,849,457	$739,397,452	$1,155,457,861	$1,096,084,116	$4,646,910,672	$902,025,566
2,267,417,257	(68,419,916)	263,424,689	(619,433,047)	235,786,831	(90,504,052)
$15,666,266,714	$670,977,536	$1,418,882,550	$476,651,069	$4,882,697,503	$811,521,514

$45.70	$50.45	$75.07	$90.79	$74.37	$41.19
342,800,000	13,300,370	18,900,000	5,250,000	65,650,000	19,700,000

$12,576,608,701	$645,572,640	$1,122,959,880	$610,968,588	$4,026,727,305	$836,250,993
322,279,776	19,766,463	34,652,139	8,435,826	272,925,917	78,040,528
$12,898,888,477	$665,339,103	$1,157,612,019	$619,404,414	$4,299,653,222	$914,291,521
$30,296,347	$1,372,031	$1,728,514	$1,865,271	$13,188,084	$2,152,057
$1,047,624,019	$33,140,781	$61,084,337	$34,368,130	$554,724,857	$168,252,433
$58,472,718	$—	$7,711	$—	$—	$97,622
187

SPDR INDEX SHARES FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (continued)
March 31, 2026 (Unaudited)

State Street SPDR S&P North American Natural Resources ETF
ASSETS
Investments in unaffiliated issuers, at value*	$815,670,893
Investments in affiliated issuers, at value	45,090,901
Total Investments	860,761,794
Foreign currency, at value	576,546
Receivable for investments sold	74,808,730
Receivable for fund shares sold	20,988,811
Dividends receivable — unaffiliated issuers	630,081
Dividends receivable — affiliated issuers	2,250
Securities lending income receivable — unaffiliated issuers	10,876
Securities lending income receivable — affiliated issuers	11,783
TOTAL ASSETS	957,790,871
LIABILITIES
Payable upon return of securities loaned	44,604,025
Payable for investments purchased	92,297,093
Payable for fund shares repurchased	8,395,524
Advisory fee payable	239,419
Trustees’ fees and expenses payable	176
TOTAL LIABILITIES	145,536,237
NET ASSETS	$812,254,634
NET ASSETS CONSIST OF:
Paid-in capital	$744,171,347
Total distributable earnings (loss)**	68,083,287
NET ASSETS	$812,254,634
NET ASSET VALUE PER SHARE
Net asset value per share	$83.95
Shares outstanding (unlimited amount authorized, $0.01 par value)	9,675,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$604,048,611
Investments in affiliated issuers	45,090,901
Total cost of investments	$649,139,512
Foreign currency, at cost	$582,555
* Includes investments in securities on loan, at value	$67,578,044
See accompanying notes to financial statements.
188

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189

SPDR INDEX SHARES FUNDS
STATEMENTS OF OPERATIONS
For the Six Months Ended March 31, 2026 (Unaudited)

	State Street SPDR Dow Jones Global Real Estate ETF	State Street SPDR Dow Jones International Real Estate ETF	State Street SPDR Portfolio Developed World ex-US ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	$7,444	$—	$64,517
Dividend income — unaffiliated issuers	23,195,394	5,879,042	387,442,660
Dividend income — affiliated issuers	32,470	8,211	1,060,319
Unaffiliated securities lending income	8,961	23,179	3,207,343
Affiliated securities lending income	17,888	12,965	2,195,355
Foreign taxes withheld	(861,801)	(716,705)	(35,281,101)
TOTAL INVESTMENT INCOME (LOSS)	22,400,356	5,206,692	358,689,093
EXPENSES
Advisory fee	2,887,063	864,290	5,110,967
Trustees’ fees and expenses	4,726	1,429	112,416
Miscellaneous expenses	15,546	13,896	116,891
TOTAL EXPENSES	2,907,335	879,615	5,340,274
NET INVESTMENT INCOME (LOSS)	$19,493,021	$4,327,077	$353,348,819
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers*	(11,321,614)	(3,557,392)	160,531,755
In-kind redemptions — unaffiliated issuers	2,492,599	1,578,872	314,788,267
In-kind redemptions — affiliated issuers	—	—	—
Foreign currency transactions	(40,820)	(39,819)	(3,732,725)
Futures contracts	(21,016)	—	7,293,415
Net realized gain (loss)	(8,890,851)	(2,018,339)	478,880,712
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers**	5,199,134	(12,288,200)	1,056,572,012
Investments — affiliated issuers	—	—	—
Foreign currency translations	(61,415)	(49,500)	(3,286,013)
Futures contracts	(164,219)	—	1,645,388
Net change in unrealized appreciation/depreciation	4,973,500	(12,337,700)	1,054,931,387
NET REALIZED AND UNREALIZED GAIN (LOSS)	(3,917,351)	(14,356,039)	1,533,812,099
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$15,575,670	$(10,028,962)	$1,887,160,918
* Includes foreign capital gain taxes	$—	$—	$—
** Includes foreign deferred taxes	$—	$—	$140,366
See accompanying notes to financial statements.
190

State Street SPDR Portfolio Emerging Markets ETF	State Street SPDR Portfolio Europe ETF	State Street SPDR Portfolio MSCI Global Stock Market ETF	State Street SPDR S&P China ETF	State Street SPDR S&P Global Natural Resources ETF	State Street SPDR S&P International Small Cap ETF

$22,122	$—	$2,835	$9,180	$27,773	$—
131,726,571	7,839,738	10,897,011	2,126,458	62,553,077	10,577,481
733,631	6,271	92,721	31,728	295,972	32,661
7,804,990	39,850	135,917	282,469	247,757	516,782
1,239,173	54,690	77,709	95,860	321,204	877,347
(14,859,406)	(615,912)	(515,977)	(173,284)	(3,234,418)	(1,047,298)
126,667,081	7,324,637	10,690,216	2,372,411	60,211,365	10,956,973

5,472,316	258,067	610,869	1,471,754	8,084,549	1,624,726
51,556	3,822	4,441	1,851	11,949	2,895
5,510	16,197	10,630	—	35,951	11,697
5,529,382	278,086	625,940	1,473,605	8,132,449	1,639,318
$121,137,699	$7,046,551	$10,064,276	$898,806	$52,078,916	$9,317,655

(19,115,143)	(2,555,289)	2,377,185	1,266,720	11,104,862	3,519,109
7,478,498	18,766,319	21,192,456	—	134,353,159	2,300,216
—	—	15,621	—	—	—
(5,215,177)	13,038	(93,982)	6,566	(410,412)	(217,764)
5,772,615	—	365,638	(283,473)	2,970,269	—
(11,079,207)	16,224,068	23,856,918	989,813	148,017,878	5,601,561

(236,506,956)	(4,548,940)	(22,601,181)	(69,775,335)	808,592,147	12,291,792
—	—	78,513	—	—	—
(138,520)	(87,328)	(46,928)	(2,061)	(238,614)	(90,972)
(960,084)	—	(136,690)	(258,568)	247,999	—
(237,605,560)	(4,636,268)	(22,706,286)	(70,035,964)	808,601,532	12,200,820
(248,684,767)	11,587,800	1,150,632	(69,046,151)	956,619,410	17,802,381
$(127,547,068)	$18,634,351	$11,214,908	$(68,147,345)	$1,008,698,326	$27,120,036
$(193,712)	$—	$(430)	$—	$—	$—
$49,384,644	$—	$476,622	$—	$—	$23,436
191

SPDR INDEX SHARES FUNDS
STATEMENTS OF OPERATIONS (continued)
For the Six Months Ended March 31, 2026 (Unaudited)

State Street SPDR S&P North American Natural Resources ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$9,258,646
Dividend income — affiliated issuers	11,186
Unaffiliated securities lending income	25,857
Affiliated securities lending income	57,846
Foreign taxes withheld	(272,284)
TOTAL INVESTMENT INCOME (LOSS)	9,081,251
EXPENSES
Advisory fee	1,369,596
Trustees’ fees and expenses	2,593
TOTAL EXPENSES	1,372,189
NET INVESTMENT INCOME (LOSS)	$7,709,062
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers*	40,324,242
In-kind redemptions — unaffiliated issuers	59,500,194
Foreign currency transactions	(9,868)
Net realized gain (loss)	99,814,568
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers**	113,727,748
Foreign currency translations	(5,659)
Net change in unrealized appreciation/depreciation	113,722,089
NET REALIZED AND UNREALIZED GAIN (LOSS)	213,536,657
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$221,245,719
See accompanying notes to financial statements.
192

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193

SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	State Street SPDR Dow Jones Global Real Estate ETF		State Street SPDR Dow Jones International Real Estate ETF
	Six Months Ended 3/31/26 (Unaudited)	Year Ended 9/30/25	Six Months Ended 3/31/26 (Unaudited)	Year Ended 9/30/25
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$19,493,021	$33,100,408	$4,327,077	$10,902,522
Net realized gain (loss)	(8,890,851)	17,437,408	(2,018,339)	(6,975,729)
Net change in unrealized appreciation/depreciation	4,973,500	(63,858,522)	(12,337,700)	12,014,923
Net increase (decrease) in net assets resulting from operations	15,575,670	(13,320,706)	(10,028,962)	15,941,716
Net equalization credits and charges	—	—	—	—
Distributions to shareholders	(19,044,167)	(41,747,272)	(4,724,808)	(10,993,685)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	13,648,774	45,823,750	—	135,311,376
Cost of shares redeemed	(11,351,468)	(169,956,564)	(18,361,033)	(147,029,085)
Net income equalization	—	—	—	—
Other capital	343	508	654	17,194
Net increase (decrease) in net assets from beneficial interest transactions	2,297,649	(124,132,306)	(18,360,379)	(11,700,515)
Net increase (decrease) in net assets during the period	(1,170,848)	(179,200,284)	(33,114,149)	(6,752,484)
Net assets at beginning of period	1,135,950,042	1,315,150,326	297,787,562	304,540,046
NET ASSETS AT END OF PERIOD	$1,134,779,194	$1,135,950,042	$264,673,413	$297,787,562
SHARES OF BENEFICIAL INTEREST:
Shares sold	300,000	1,050,000	—	5,250,000
Shares redeemed	(250,000)	(3,800,000)	(650,000)	(5,550,000)
Net increase (decrease) from share transactions	50,000	(2,750,000)	(650,000)	(300,000)
See accompanying notes to financial statements.
194

State Street SPDR Portfolio Developed World ex-US ETF		State Street SPDR Portfolio Emerging Markets ETF		State Street SPDR Portfolio Europe ETF
Six Months Ended 3/31/26 (Unaudited)	Year Ended 9/30/25	Six Months Ended 3/31/26 (Unaudited)	Year Ended 9/30/25	Six Months Ended 3/31/26 (Unaudited)	Year Ended 9/30/25

$353,348,819	$719,810,389	$121,137,699	$305,153,732	$7,046,551	$26,917,132
478,880,712	150,059,396	(11,079,207)	(40,038,993)	16,224,068	95,245,084
1,054,931,387	3,535,771,932	(237,605,560)	1,556,942,150	(4,636,268)	19,456,398
1,887,160,918	4,405,641,717	(127,547,068)	1,822,056,889	18,634,351	141,618,614
—	—	—	—	120,542	(4,339,103)
(597,238,526)	(729,115,899)	(254,165,040)	(308,153,287)	(11,437,873)	(22,458,433)

4,639,277,615	4,903,843,333	1,737,641,709	2,695,052,084	49,800,294	615,223,065
(567,152,312)	(71,658,545)	(32,611,132)	—	(87,394,348)	(494,172,175)
—	—	—	—	(120,542)	4,339,103
216,313	174,344	2,101,140	2,774,606	—	—
4,072,341,616	4,832,359,132	1,707,131,717	2,697,826,690	(37,714,596)	125,389,993
5,362,264,008	8,508,884,950	1,325,419,609	4,211,730,292	(30,397,576)	240,211,071
30,287,837,561	21,778,952,611	14,340,847,105	10,129,116,813	701,375,112	461,164,041
$35,650,101,569	$30,287,837,561	$15,666,266,714	$14,340,847,105	$670,977,536	$701,375,112

102,500,000	130,500,000	36,000,000	64,300,000	900,000	14,200,000
(11,800,000)	(1,800,000)	(700,000)	—	(1,700,000)	(10,500,000)
90,700,000	128,700,000	35,300,000	64,300,000	(800,000)	3,700,000
195

SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	State Street SPDR Portfolio MSCI Global Stock Market ETF		State Street SPDR S&P China ETF
	Six Months Ended 3/31/26 (Unaudited)	Year Ended 9/30/25	Six Months Ended 3/31/26 (Unaudited)	Year Ended 9/30/25
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$10,064,276	$18,427,735	$898,806	$8,220,190
Net realized gain (loss)	23,856,918	20,665,821	989,813	(27,183,744)
Net change in unrealized appreciation/depreciation	(22,706,286)	143,311,958	(70,035,964)	130,826,650
Net increase (decrease) in net assets resulting from operations	11,214,908	182,405,514	(68,147,345)	111,863,096
Net equalization credits and charges	—	—	—	—
Distributions to shareholders	(14,980,937)	(18,472,468)	(6,620,450)	(12,872,472)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	220,828,026	252,155,490	44,900,632	41,876,081
Cost of shares redeemed	(45,916,748)	(64,402,499)	—	(113,441,413)
Net income equalization	—	—	—	—
Other capital	23,452	24,311	63,609	104,334
Net increase (decrease) in net assets from beneficial interest transactions	174,934,730	187,777,302	44,964,241	(71,460,998)
Net increase (decrease) in net assets during the period	171,168,701	351,710,348	(29,803,554)	27,529,626
Net assets at beginning of period	1,247,713,849	896,003,501	506,454,623	478,924,997
NET ASSETS AT END OF PERIOD	$1,418,882,550	$1,247,713,849	$476,651,069	$506,454,623
SHARES OF BENEFICIAL INTEREST:
Shares sold	2,850,000	3,800,000	450,000	500,000
Shares redeemed	(600,000)	(1,000,000)	—	(1,400,000)
Net increase (decrease) from share transactions	2,250,000	2,800,000	450,000	(900,000)
See accompanying notes to financial statements.
196

State Street SPDR S&P Global Natural Resources ETF		State Street SPDR S&P International Small Cap ETF		State Street SPDR S&P North American Natural Resources ETF
Six Months Ended 3/31/26 (Unaudited)	Year Ended 9/30/25	Six Months Ended 3/31/26 (Unaudited)	Year Ended 9/30/25	Six Months Ended 3/31/26 (Unaudited)	Year Ended 9/30/25

$52,078,916	$90,251,424	$9,317,655	$16,975,966	$7,709,062	$12,322,753
148,017,878	2,668,299	5,601,561	66,788,010	99,814,568	24,186,027
808,601,532	78,692,642	12,200,820	50,852,516	113,722,089	58,161,054
1,008,698,326	171,612,365	27,120,036	134,616,492	221,245,719	94,669,834
—	—	—	—	27,073	1,015,695
(59,229,390)	(113,222,079)	(12,897,669)	(17,196,484)	(7,941,334)	(13,051,758)

1,160,205,081	619,711,582	17,617,827	164,348,315	31,212,110	242,135,692
(589,506,424)	(581,206,018)	(12,035,810)	(181,790,923)	(161,112,650)	(166,539,346)
—	—	—	—	(27,073)	(1,015,695)
11,494	11,134	7,227	29,540	—	—
570,710,151	38,516,698	5,589,244	(17,413,068)	(129,927,613)	74,580,651
1,520,179,087	96,906,984	19,811,611	100,006,940	83,403,845	157,214,422
3,362,518,416	3,265,611,432	791,709,903	691,702,963	728,850,789	571,636,367
$4,882,697,503	$3,362,518,416	$811,521,514	$791,709,903	$812,254,634	$728,850,789

18,400,000	11,300,000	400,000	4,100,000	400,000	4,250,000
(9,550,000)	(10,900,000)	(300,000)	(4,700,000)	(2,000,000)	(3,075,000)
8,850,000	400,000	100,000	(600,000)	(1,600,000)	1,175,000
197

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	State Street SPDR Dow Jones Global Real Estate ETF
	Six Months Ended 3/31/26 (Unaudited)	Year Ended 9/30/25	Year Ended 9/30/24	Year Ended 9/30/23	Year Ended 9/30/22	Year Ended 9/30/21
Net asset value, beginning of period	$45.71	$47.65	$38.21	$38.66	$51.09	$39.46
Income (loss) from investment operations:
Net investment income (loss) (a)	0.78	1.30	1.30	1.27	1.07	1.20
Net realized and unrealized gain (loss) (b)	(0.16)	(1.59)	9.68	(0.23)	(11.76)	11.86
Total from investment operations	0.62	(0.29)	10.98	1.04	(10.69)	13.06
Other capital	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)	—
Distributions to shareholders from:
Net investment income	(0.76)	(1.65)	(1.54)	(1.49)	(1.74)	(1.43)
Net asset value, end of period	$45.57	$45.71	$47.65	$38.21	$38.66	$51.09
Total return (d)	1.38%	(0.40)%	29.21%	2.61%	(21.53)%	33.36%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,134,779	$1,135,950	$1,315,150	$1,109,880	$1,067,005	$1,622,027
Ratios to average net assets:
Total expenses	0.50%(e)	0.50%	0.50%	0.51%	0.50%	0.50%
Net investment income (loss)	3.38%(e)	2.92%	3.10%	3.07%	2.12%	2.51%
Portfolio turnover rate (f)	3%(g)	5%	6%	5%	11%	6%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)
Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(c)	Amount is less than $0.005 per share.
(d)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
198

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	State Street SPDR Dow Jones International Real Estate ETF
	Six Months Ended 3/31/26 (Unaudited)	Year Ended 9/30/25	Year Ended 9/30/24	Year Ended 9/30/23	Year Ended 9/30/22	Year Ended 9/30/21
Net asset value, beginning of period	$27.87	$27.72	$23.85	$24.18	$35.70	$29.69
Income (loss) from investment operations:
Net investment income (loss) (a)	0.42	0.98	0.96	0.98	1.04	1.26
Net realized and unrealized gain (loss) (b)	(1.46)	0.12	3.82	(0.08)	(10.83)	5.70
Total from investment operations	(1.04)	1.10	4.78	0.90	(9.79)	6.96
Other capital	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)
Distributions to shareholders from:
Net investment income	(0.46)	(0.95)	(0.91)	(1.23)	(1.73)	(0.95)
Net asset value, end of period	$26.37	$27.87	$27.72	$23.85	$24.18	$35.70
Total return (d)	(3.78)%	4.28%	19.94%	3.71%	(28.54)%	23.46%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$264,673	$297,788	$304,540	$308,545	$461,443	$890,202
Ratios to average net assets:
Total expenses	0.60%(e)	0.59%	0.59%	0.60%	0.59%	0.59%
Net investment income (loss)	2.95%(e)	3.79%	3.76%	3.76%	3.20%	3.61%
Portfolio turnover rate (f)	6%(g)	9%	7%	6%	14%	8%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)
Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(c)	Amount is less than $0.005 per share.
(d)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
199

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	State Street SPDR Portfolio Developed World ex-US ETF
	Six Months Ended 3/31/26 (Unaudited)	Year Ended 9/30/25	Year Ended 9/30/24	Year Ended 9/30/23	Year Ended 9/30/22	Year Ended 9/30/21
Net asset value, beginning of period	$42.80	$37.62	$31.12	$25.91	$36.34	$29.21
Income (loss) from investment operations:
Net investment income (loss) (a)	0.47	1.12	1.01	0.96	1.00	0.98
Net realized and unrealized gain (loss) (b)	2.18	5.20	6.46	5.18	(10.25)	6.98
Total from investment operations	2.65	6.32	7.47	6.14	(9.25)	7.96
Other capital	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)
Distributions to shareholders from:
Net investment income	(0.79)	(1.14)	(0.97)	(0.93)	(1.18)	(0.83)
Net asset value, end of period	$44.66	$42.80	$37.62	$31.12	$25.91	$36.34
Total return (d)	6.19%	17.27%	24.28%	23.69%	(26.07)%	27.30%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$35,650,102	$30,287,838	$21,778,953	$16,128,432	$10,215,679	$11,685,902
Ratios to average net assets:
Total expenses	0.03%(e)	0.03%	0.03%	0.04%	0.04%	0.04%
Net investment income (loss)	2.07%(e)	2.95%	2.92%	3.08%	3.03%	2.78%
Portfolio turnover rate (f)	1%(g)	3%	2%	4%	3%	2%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)
Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(c)	Amount is less than $0.005 per share.
(d)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
200

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	State Street SPDR Portfolio Emerging Markets ETF
	Six Months Ended 3/31/26 (Unaudited)	Year Ended 9/30/25	Year Ended 9/30/24	Year Ended 9/30/23	Year Ended 9/30/22	Year Ended 9/30/21
Net asset value, beginning of period	$46.64	$41.65	$33.65	$31.20	$42.83	$36.29
Income (loss) from investment operations:
Net investment income (loss) (a)	0.37	1.13	1.00	1.10	1.23	0.94
Net realized and unrealized gain (loss) (b)	(0.55)	4.99	8.00	2.44	(11.46)	6.46
Total from investment operations	(0.18)	6.12	9.00	3.54	(10.23)	7.40
Other capital	0.01	0.01	0.00 (c)	0.01	0.01	0.01
Distributions to shareholders from:
Net investment income	(0.77)	(1.14)	(1.00)	(1.10)	(1.41)	(0.87)
Net asset value, end of period	$45.70	$46.64	$41.65	$33.65	$31.20	$42.83
Total return (d)	(0.38)%	15.16%	27.21%	11.43%	(24.51)%	20.38%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$15,666,267	$14,340,847	$10,129,117	$7,325,589	$5,153,547	$5,794,298
Ratios to average net assets:
Total expenses	0.07%(e)	0.07%	0.07%	0.11%	0.11%	0.11%
Net investment income (loss)	1.55%(e)	2.74%	2.77%	3.24%	3.23%	2.18%
Portfolio turnover rate (f)	2%(g)	1%	2%	6%	8%	12%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)
Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(c)	Amount is less than $0.005 per share.
(d)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
201

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	State Street SPDR Portfolio Europe ETF
	Six Months Ended 3/31/26 (Unaudited)	Year Ended 9/30/25	Year Ended 9/30/24	Year Ended 9/30/23	Year Ended 9/30/22	Year Ended 9/30/21
Net asset value, beginning of period	$49.74	$44.34	$36.27	$29.09	$41.00	$32.78
Income (loss) from investment operations:
Net investment income (loss) (a)	0.50	1.67	1.26	1.29	1.03	1.08
Net realized and unrealized gain (loss) (b)	1.02	5.41	8.00	7.08	(11.74)	7.97
Total from investment operations	1.52	7.08	9.26	8.37	(10.71)	9.05
Net equalization credits and charges (a)	0.01	(0.27)	0.08	(0.03)	(0.00)(c)	0.26
Distributions to shareholders from:
Net investment income	(0.82)	(1.41)	(1.27)	(1.16)	(1.20)	(1.09)
Net asset value, end of period	$50.45	$49.74	$44.34	$36.27	$29.09	$41.00
Total return (d)	3.05%	15.61%	25.99%	28.66%	(26.62)%	28.48%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$670,978	$701,375	$461,164	$235,783	$175,986	$297,252
Ratios to average net assets:
Total expenses	0.08%(e)	0.07%	0.07%	0.09%	0.09%	0.09%
Net investment income (loss)	1.91%(e)	3.72%	3.06%	3.48%	2.67%	2.68%
Portfolio turnover rate (f)	2%(g)	5%	5%	7%	5%	7%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)
Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(c)	Amount is less than $0.005 per share.
(d)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
202

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	State Street SPDR Portfolio MSCI Global Stock Market ETF
	Six Months Ended 3/31/26 (Unaudited)	Year Ended 9/30/25	Year Ended 9/30/24	Year Ended 9/30/23	Year Ended 9/30/22	Year Ended 9/30/21
Net asset value, beginning of period	$74.94	$64.69	$50.42	$42.86	$54.82	$43.13
Income (loss) from investment operations:
Net investment income (loss) (a)	0.57	1.22	1.15	1.12	1.11	1.07
Net realized and unrealized gain (loss) (b)	0.43	10.31	14.23	7.60	(11.84)	11.50
Total from investment operations	1.00	11.53	15.38	8.72	(10.73)	12.57
Other capital	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)
Distributions to shareholders from:
Net investment income	(0.87)	(1.28)	(1.11)	(1.16)	(1.23)	(0.88)
Net asset value, end of period	$75.07	$74.94	$64.69	$50.42	$42.86	$54.82
Total return (d)	1.33%	18.12%	30.81%	20.46%	(20.04)%	29.28%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,418,883	$1,247,714	$896,004	$612,611	$437,145	$548,216
Ratios to average net assets:
Total expenses	0.09%(e)	0.09%	0.09%	0.09%	0.09%	0.09%
Net investment income (loss)	1.48%(e)	1.84%	1.99%	2.26%	2.10%	2.05%
Portfolio turnover rate (f)	2%(g)	4%	4%	9%	5%	3%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)
Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(c)	Amount is less than $0.005 per share.
(d)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
203

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	State Street SPDR S&P China ETF
	Six Months Ended 3/31/26 (Unaudited)	Year Ended 9/30/25	Year Ended 9/30/24	Year Ended 9/30/23	Year Ended 9/30/22	Year Ended 9/30/21
Net asset value, beginning of period	$105.51	$84.02	$72.12	$71.25	$110.81	$117.85
Income (loss) from investment operations:
Net investment income (loss) (a)	0.18	1.58	1.34	2.00	1.98	1.31
Net realized and unrealized gain (loss) (b)	(13.59)	22.39	12.82	1.00	(39.92)	(7.10)
Total from investment operations	(13.41)	23.97	14.16	3.00	(37.94)	(5.79)
Other capital	0.01	0.02	0.05	0.04	0.04	0.04
Distributions to shareholders from:
Net investment income	(1.32)	(2.50)	(2.31)	(2.17)	(1.66)	(1.29)
Net asset value, end of period	$90.79	$105.51	$84.02	$72.12	$71.25	$110.81
Total return (c)	(12.78)%	29.49%	20.58%	4.08%	(34.60)%	(5.04)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$476,651	$506,455	$478,925	$832,982	$1,122,178	$1,711,971
Ratios to average net assets:
Total expenses	0.59%(d)	0.59%	0.59%	0.59%	0.59%	0.59%
Net investment income (loss)	0.36%(d)	1.86%	1.96%	2.58%	2.11%	1.02%
Portfolio turnover rate (e)	1%(f)	13%	24%	21%	11%	15%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)
Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(c)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.
204

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	State Street SPDR S&P Global Natural Resources ETF
	Six Months Ended 3/31/26 (Unaudited)	Year Ended 9/30/25	Year Ended 9/30/24	Year Ended 9/30/23	Year Ended 9/30/22	Year Ended 9/30/21
Net asset value, beginning of period	$59.20	$57.90	$55.89	$49.60	$51.44	$37.55
Income (loss) from investment operations:
Net investment income (loss) (a)	0.84	1.68	2.20	2.10	2.39	2.07
Net realized and unrealized gain (loss) (b)	15.29	1.74	1.78	6.45	(1.90)	13.27
Total from investment operations	16.13	3.42	3.98	8.55	0.49	15.34
Contribution from affiliate (Note 5)	—	—	0.00 (c)	—	—	—
Other capital	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)
Distributions to shareholders from:
Net investment income	(0.96)	(2.12)	(1.97)	(2.26)	(2.33)	(1.45)
Net asset value, end of period	$74.37	$59.20	$57.90	$55.89	$49.60	$51.44
Total return (d)	27.58%	6.57%	7.39%(e)	17.11%	0.33%	41.09%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$4,882,698	$3,362,518	$3,265,611	$3,611,969	$3,008,296	$2,242,969
Ratios to average net assets:
Total expenses	0.40%(f)	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income (loss)	2.58%(f)	3.11%	3.96%	3.73%	4.25%	4.17%
Portfolio turnover rate (g)	8%(h)	15%	15%	15%	21%	11%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)
Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(c)	Amount is less than $0.005 per share.
(d)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(e)	If an affiliate had not made a contribution during the year ended September 30, 2024, the total return would have been remained 7.39%.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
205

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	State Street SPDR S&P International Small Cap ETF
	Six Months Ended 3/31/26 (Unaudited)	Year Ended 9/30/25	Year Ended 9/30/24	Year Ended 9/30/23	Year Ended 9/30/22	Year Ended 9/30/21
Net asset value, beginning of period	$40.39	$34.24	$29.29	$26.11	$38.69	$30.32
Income (loss) from investment operations:
Net investment income (loss) (a)	0.48	0.86	0.78	0.79	0.76	0.65
Net realized and unrealized gain (loss) (b)	0.99	6.17	4.98	3.25	(12.26)	8.38
Total from investment operations	1.47	7.03	5.76	4.04	(11.50)	9.03
Other capital	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)
Distributions to shareholders from:
Net investment income	(0.67)	(0.88)	(0.81)	(0.86)	(1.08)	(0.66)
Net asset value, end of period	$41.19	$40.39	$34.24	$29.29	$26.11	$38.69
Total return (d)	3.64%	21.03%	19.92%	15.45%	(30.36)%	29.91%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$811,522	$791,710	$691,703	$661,953	$600,422	$827,996
Ratios to average net assets:
Total expenses	0.40%(e)	0.40%	0.40%	0.41%	0.40%	0.40%
Net investment income (loss)	2.29%(e)	2.51%	2.49%	2.63%	2.25%	1.76%
Portfolio turnover rate (f)	3%(g)	14%	20%	15%	13%	16%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)
Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(c)	Amount is less than $0.005 per share.
(d)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
206

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	State Street SPDR S&P North American Natural Resources ETF
	Six Months Ended 3/31/26 (Unaudited)	Year Ended 9/30/25	Year Ended 9/30/24	Year Ended 9/30/23	Year Ended 9/30/22	Year Ended 9/30/21
Net asset value, beginning of period	$64.64	$56.60	$53.05	$47.79	$39.84	$28.49
Income (loss) from investment operations:
Net investment income (loss) (a)	0.70	1.15	1.19	1.34	1.40	1.00
Net realized and unrealized gain (loss) (b)	19.31	7.95	3.56	5.51	7.75	11.42
Total from investment operations	20.01	9.10	4.75	6.85	9.15	12.42
Net equalization credits and charges (a)	0.00 (c)	0.09	(0.01)	0.07	0.01	(0.07)
Distributions to shareholders from:
Net investment income	(0.70)	(1.15)	(1.19)	(1.66)	(1.21)	(1.00)
Net asset value, end of period	$83.95	$64.64	$56.60	$53.05	$47.79	$39.84
Total return (d)	31.20%	16.70%	9.15%	14.49%	22.91%	43.64%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$812,255	$728,851	$571,636	$556,981	$522,106	$468,164
Ratios to average net assets:
Total expenses	0.35%(e)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	1.97%(e)	2.06%	2.25%	2.49%	2.80%	2.68%
Portfolio turnover rate (f)	15%(g)	21%	61%	25%	33%	35%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)
Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(c)	Amount is less than $0.005 per share.
(d)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
207

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)

1. Organization
SPDR Index Shares Funds (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of March 31, 2026, the Trust consists of twenty-five (25) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):

State Street SPDR Dow Jones Global Real Estate ETF (formerly SPDR Dow Jones Global Real Estate ETF)
State Street SPDR Dow Jones International Real Estate ETF (formerly SPDR Dow Jones International Real Estate ETF)
State Street SPDR Portfolio Developed World ex-US ETF (formerly SPDR Portfolio Developed World ex-US ETF)
State Street SPDR Portfolio Emerging Markets ETF (formerly SPDR Portfolio Emerging Markets ETF)
State Street SPDR Portfolio Europe ETF (formerly SPDR Portfolio Europe ETF)
State Street SPDR Portfolio MSCI Global Stock Market ETF (formerly SPDR Portfolio MSCI Global Stock Market ETF)
State Street SPDR S&P China ETF (formerly SPDR S&P China ETF)
State Street SPDR S&P Global Natural Resources ETF (formerly SPDR S&P Global Natural Resources ETF)
State Street SPDR S&P International Small Cap ETF (formerly SPDR S&P International Small Cap ETF)
State Street SPDR S&P North American Natural Resources ETF (formerly SPDR S&P North American Natural Resources ETF)
Each Fund is classified as a diversified investment company under the 1940 Act, with the exceptions of State Street SPDR S&P China ETF and State Street SPDR S&P North American Natural Resources ETF, which are each a non-diversified investment company.
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2. Segment Reporting
Each Fund has one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through each Fund’s investments in accordance with its investment objective. Each Fund’s chief operating decision maker (“CODM”) is the President of the Trust. The CODM assesses performance based on a Fund’s total return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. Each Fund’s total return is utilized by the CODM to compare results, including the impact of a Fund’s costs, to a Fund’s competitors and to a Fund’s benchmark index.
3. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
208

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2026 (Unaudited)

Valuation techniques used to value each Fund’s investments by major category are as follows:
• Equity investments (including registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
• Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
• Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
• Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Fund's underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
• Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
• Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of March 31, 2026, is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
209

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2026 (Unaudited)

Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Certain Funds invest in U.S. real estate investment trusts (“U.S. REITs”). U.S. REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Funds' policy is to record all REIT distributions initially as dividend income and re-designate a portion to return of capital or capital gain distributions at period end based on information provided by the U.S. REIT and/or SSGA Funds Management, Inc.'s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM's understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or recoverable as of March 31, 2026, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
As a result of several court cases, in certain countries across the European Union (“EU”), certain Funds filed for additional tax reclaims for previously withheld taxes on dividends earned in those countries. These additional filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for such EU reclaims is reflected in the Statement of Operations and presented separately as “EU reclaims” in cases where such reclaims exceed 5% of total investment income. When uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, no amounts are reflected in the financial statements.
For U.S. income tax purposes, EU reclaims received by a Fund, if any, reduce the amounts of foreign taxes the Fund’s shareholders can use as tax credits in their individual income tax returns. In the event that EU reclaims received by a Fund during the fiscal year exceed foreign withholding taxes paid, and the Fund previously passed foreign tax credit on to its shareholders, a Fund will enter into a closing agreement with the Internal Revenue Service in order to pay the associated tax liability on behalf of a Fund’s shareholders.
Equalization
Certain Funds follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
210

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2026 (Unaudited)

The following Funds utilized equalization during the period ended March 2026:
State Street SPDR Portfolio Europe ETF
State Street SPDR S&P North American Natural Resources ETF
Distributions
The following Funds declare and distribute from net investment income, if any, to their shareholders quarterly:
State Street SPDR Dow Jones Global Real Estate ETF
State Street SPDR Dow Jones International Real Estate ETF
State Street SPDR Portfolio Europe ETF
The following Funds declare and distribute from net investment income, if any, to their shareholders semi-annually:
State Street SPDR Portfolio Developed World ex-US ETF
State Street SPDR Portfolio Emerging Markets ETF
State Street SPDR Portfolio MSCI Global Stock Market ETF
State Street SPDR S&P China ETF
State Street SPDR S&P Global Natural Resources ETF
State Street SPDR S&P International Small Cap ETF
State Street SPDR S&P North American Natural Resources ETF
Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended ("Internal Revenue Code"). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
4. Derivative Financial Instruments
Futures Contracts
The Funds may enter into futures contracts to meet the Funds’ objectives. A futures contract is a standardized, The exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedules of Investments and cash deposited, if any, is included in Net cash at broker on the Statements of Assets and Liabilities. Subsequent payments are made or received by the Funds equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended March 31, 2026, the Funds included in the tables below entered into futures contracts for cash equitization, to reduce tracking error and to facilitate daily liquidity.
211

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2026 (Unaudited)

The following tables summarize the value of the Fund's derivative instruments as of March 31, 2026, and the related location in the accompanying Statements of Assets and Liabilities and Statements of Operations, presented by primary underlying risk exposure:
	Asset Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street SPDR Portfolio Developed World ex-US ETF
Futures Contracts	$—	$—	$—	$1,950,467	$—	$1,950,467
State Street SPDR S&P Global Natural Resources ETF
Futures Contracts	—	—	—	438,115	—	438,115

	Liability Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street SPDR Dow Jones Global Real Estate ETF
Futures Contracts	$—	$—	$—	$183,606	$—	$183,606
State Street SPDR Portfolio Emerging Markets ETF
Futures Contracts	—	—	—	595,453	—	595,453
State Street SPDR Portfolio MSCI Global Stock Market ETF
Futures Contracts	—	—	—	75,249	—	75,249
State Street SPDR S&P China ETF
Futures Contracts	—	—	—	132,638	—	132,638

	Net Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street SPDR Dow Jones Global Real Estate ETF
Futures Contracts	$—	$—	$—	$(21,016)	$—	$(21,016)
State Street SPDR Portfolio Developed World ex-US ETF
Futures Contracts	—	—	—	7,293,415	—	7,293,415
State Street SPDR Portfolio Emerging Markets ETF
Futures Contracts	—	—	—	5,772,615	—	5,772,615
State Street SPDR Portfolio MSCI Global Stock Market ETF
Futures Contracts	—	—	—	365,638	—	365,638
State Street SPDR S&P China ETF
Futures Contracts	—	—	—	(283,473)	—	(283,473)
State Street SPDR S&P Global Natural Resources ETF
Futures Contracts	—	—	—	2,970,269	—	2,970,269

212

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2026 (Unaudited)

Net Change in Unrealized Appreciation/Depreciation
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street SPDR Dow Jones Global Real Estate ETF
Futures Contracts	$—	$—	$—	$(164,219)	$—	$(164,219)
State Street SPDR Portfolio Developed World ex-US ETF
Futures Contracts	—	—	—	1,645,388	—	1,645,388
State Street SPDR Portfolio Emerging Markets ETF
Futures Contracts	—	—	—	(960,084)	—	(960,084)
State Street SPDR Portfolio MSCI Global Stock Market ETF
Futures Contracts	—	—	—	(136,690)	—	(136,690)
State Street SPDR S&P China ETF
Futures Contracts	—	—	—	(258,568)	—	(258,568)
State Street SPDR S&P Global Natural Resources ETF
Futures Contracts	—	—	—	247,999	—	247,999
5. Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
State Street SPDR Dow Jones Global Real Estate ETF	0.50%
State Street SPDR Dow Jones International Real Estate ETF	0.59
State Street SPDR Portfolio Developed World ex-US ETF	0.03
State Street SPDR Portfolio Emerging Markets ETF	0.07
State Street SPDR Portfolio Europe ETF	0.07
State Street SPDR Portfolio MSCI Global Stock Market ETF	0.09
State Street SPDR S&P China ETF	0.59
State Street SPDR S&P Global Natural Resources ETF	0.40
State Street SPDR S&P International Small Cap ETF	0.40
State Street SPDR S&P North American Natural Resources ETF	0.35

From time to time, the Adviser may waive all or a portion of its Management fee. The Adviser has contractually agreed to waive a portion of its Management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until January 31, 2027. This waiver and/or reimbursement does not provide for the recoupment by the Adviser of any amounts waived or reimbursed. This waiver and/or reimbursement may not be terminated prior to January 31, 2027 except with the approval of the Board.
The Adviser pays all the expenses of each Fund other than the Management fee, brokerage expenses, taxes, interest, fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”) (including any Trustee’s counsel fees), litigation expenses, acquired fund fees and expenses and other extraordinary expenses.
213

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2026 (Unaudited)

Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to a Master Amended and Restated Securities Lending Authorization Agreement dated January 6, 2017, as amended.
Net proceeds collected by State Street on investment of cash collateral or any fee income less rebates payable to borrowers, are paid as follows: If the calendar year to date net proceeds are below a specified threshold across SPDR ETFs, each Fund retains eighty five percent (85%) of the net proceeds and fifteen percent (15%) of such net proceeds is payable to State Street. Starting the business day following the date that calendar year to date net proceeds exceeds a specified threshold, each Fund retains ninety percent (90%) of the net proceeds and ten percent (10%) of such net proceeds is payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 10 for additional information regarding securities lending.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended March 31, 2026 are disclosed in the Schedules of Investments.
Due to Custodian
In certain circumstances, the Funds may have cash overdrafts with the Custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to Custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Funds.
6. Trustees’ Fees
The fees and expenses of the Independent Trustees are paid directly by the Funds. The Independent Trustees and one interested, non-management trustee are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
7. Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended March 31, 2026, were as follows:
	Purchases	Sales
State Street SPDR Dow Jones Global Real Estate ETF	$34,418,333	$35,221,179
State Street SPDR Dow Jones International Real Estate ETF	16,137,021	17,061,156
State Street SPDR Portfolio Developed World ex-US ETF	772,039,187	362,890,976
State Street SPDR Portfolio Emerging Markets ETF	1,452,908,697	247,286,524
State Street SPDR Portfolio Europe ETF	11,557,304	17,251,272
State Street SPDR Portfolio MSCI Global Stock Market ETF	35,192,524	25,784,159
State Street SPDR S&P China ETF	44,891,335	5,873,331
State Street SPDR S&P Global Natural Resources ETF	358,495,854	309,413,228
214

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2026 (Unaudited)

	Purchases	Sales
State Street SPDR S&P International Small Cap ETF	$25,698,390	$27,238,873
State Street SPDR S&P North American Natural Resources ETF	130,857,672	117,648,774
For the period ended March 31, 2026, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
State Street SPDR Dow Jones Global Real Estate ETF	$13,407,330	$11,276,512	$2,492,599
State Street SPDR Dow Jones International Real Estate ETF	—	17,819,107	1,578,872
State Street SPDR Portfolio Developed World ex-US ETF	3,893,477,644	517,040,763	314,788,267
State Street SPDR Portfolio Emerging Markets ETF	363,060,092	13,749,377	7,478,498
State Street SPDR Portfolio Europe ETF	49,606,834	86,943,257	18,766,319
State Street SPDR Portfolio MSCI Global Stock Market ETF	201,702,495	42,972,900	21,208,077
State Street SPDR S&P China ETF	(2,656,007)	—	—
State Street SPDR S&P Global Natural Resources ETF	1,091,475,926	589,861,058	134,353,159
State Street SPDR S&P International Small Cap ETF	13,902,852	9,748,815	2,300,216
State Street SPDR S&P North American Natural Resources ETF	22,833,830	161,127,894	59,500,194
8. Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
9. Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of September 30, 2025, SSGA FM has analyzed each Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
215

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2026 (Unaudited)

As of March 31, 2026, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street SPDR Dow Jones Global Real Estate ETF	$1,144,937,294	$216,871,263	$224,934,415	$(8,063,152)
State Street SPDR Dow Jones International Real Estate ETF	369,175,382	11,167,147	106,244,798	(95,077,651)
State Street SPDR Portfolio Developed World ex-US ETF	28,540,435,545	10,322,382,180	2,303,881,862	8,018,500,318
State Street SPDR Portfolio Emerging Markets ETF	13,123,051,987	4,413,350,421	1,565,068,653	2,848,281,768
State Street SPDR Portfolio Europe ETF	668,292,336	103,068,708	85,570,937	17,497,771
State Street SPDR Portfolio MSCI Global Stock Market ETF	1,164,126,506	370,518,910	90,480,511	280,038,399
State Street SPDR S&P China ETF	628,747,315	64,962,397	211,057,112	(146,094,715)
State Street SPDR S&P Global Natural Resources ETF	4,314,078,340	1,073,372,117	274,189,831	799,182,286
State Street SPDR S&P International Small Cap ETF	927,741,506	153,928,846	201,291,581	(47,362,735)
State Street SPDR S&P North American Natural Resources ETF	651,131,729	233,085,534	23,455,469	209,630,065
10. Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of March 31, 2026, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of each Fund's securities lending agreements and related cash and non-cash collateral received as of March 31, 2026:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
State Street SPDR Dow Jones Global Real Estate ETF	$13,062,412	$8,423,748	$5,364,984	$13,788,732
State Street SPDR Dow Jones International Real Estate ETF	23,043,963	11,574,515	12,598,175	24,172,690
State Street SPDR Portfolio Developed World ex-US ETF	2,256,922,091	1,201,583,594	1,150,573,134	2,352,156,728
State Street SPDR Portfolio Emerging Markets ETF	1,047,624,019	309,369,898	809,274,587	1,118,644,485
State Street SPDR Portfolio Europe ETF	33,140,781	19,424,964	14,852,026	34,276,990
State Street SPDR Portfolio MSCI Global Stock Market ETF	61,084,337	30,351,694	32,645,345	62,997,039
State Street SPDR S&P China ETF	34,368,130	8,160,907	29,315,016	37,475,923
State Street SPDR S&P Global Natural Resources ETF	554,724,857	254,446,339	328,989,366	583,435,705
State Street SPDR S&P International Small Cap ETF	168,252,433	76,497,722	99,158,377	175,656,099
216

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2026 (Unaudited)

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
State Street SPDR S&P North American Natural Resources ETF	$67,578,044	$44,604,025	$25,371,737	$69,975,762
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of March 31, 2026:
		Remaining Contractual Maturity of the Agreements as of March 31, 2026
Fund	Securities Lending Transactions	Overnight and Continuous	˂30 Days	Between 30 & 90 Days	˃90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
State Street SPDR Dow Jones Global Real Estate ETF	Common Stocks	$8,423,748	$—	$—	$—	$8,423,748	$8,423,748
State Street SPDR Dow Jones International Real Estate ETF	Common Stocks	11,574,515	—	—	—	11,574,515	11,574,515
SPDR Portfolio Developed World ex-US ETF	Common Stocks	1,201,583,594	—	—	—	1,201,583,594	1,201,583,594
State Street SPDR Portfolio Emerging Markets ETF	Common Stocks	309,369,898	—	—	—	309,369,898	309,369,898
State Street SPDR Portfolio Europe ETF	Common Stocks	19,423,547	—	—	—	19,423,547	19,423,547
State Street SPDR Portfolio Europe ETF	Warrants	1,417	—	—	—	1,417	1,417
State Street SPDR Portfolio MSCI Global Stock Market ETF	Common Stocks	30,351,694	—	—	—	30,351,694	30,351,694
State Street SPDR S&P China ETF	Common Stocks	8,160,907	—	—	—	8,160,907	8,160,907
State Street SPDR S&P Global Natural Resources ETF	Common Stocks	254,446,339	—	—	—	254,446,339	254,446,339
State Street SPDR S&P International Small Cap ETF	Common Stocks	76,475,695	—	—	—	76,475,695	76,475,695
State Street SPDR S&P International Small Cap ETF	Warrants	22,027	—	—	—	22,027	22,027
State Street SPDR S&P North American Natural Resources ETF	Common Stocks	44,604,025	—	—	—	44,604,025	44,604,025
11. Line of Credit
As of March 31, 2026, certain Funds and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $210 million of a $1.425 billion ($194.29 million of $1.36 billion prior to October 2, 2025) revolving credit facility, provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2026 unless extended or renewed.
The following Funds participate in the credit facility as of March 31, 2026:
State Street SPDR Portfolio Emerging Markets ETF
State Street SPDR S&P China ETF
State Street SPDR S&P International Small Cap ETF
The Funds had no outstanding loans as of March 31, 2026.
217

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2026 (Unaudited)

The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses paid by the Adviser. A Participant incurs and pays the interest expense related to its borrowing Interest is calculated at a rate per annum equal to the sum of 1.00% plus the greater of the New York Fed Bank Rate and the one-month SOFR Rate.
12. Risks
Concentration Risk
As a result of the Funds’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if the Funds were more broadly diversified.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Funds' invest. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Credit Risk
Each Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which a Fund has unsettled or open transactions defaults.
Market Risk
Each Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Funds are subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on a Fund and its investments.
New or escalation of hostilities in the Middle East region could disrupt energy production or transportation, including through key shipping routes, which may lead to increased volatility in energy and other commodity prices. The extent and duration of these conflicts, and others around the world, are impossible to predict but could continue to be significant. Market disruption caused by these conflicts, and any countermeasures or responses thereto (including international sanctions, a downgrade in a country's credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could continue to have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, and limited access to investments in certain international markets and/or issuers. These developments and other related events could negatively impact a Fund's performance.
Russian Sanctions Risk
Sanctions threatened or imposed by a number of jurisdictions, including the United States, the European Union and the United Kingdom, and other intergovernmental actions that have been or may be undertaken in the future, against Russia, Russian entities or Russian individuals, may result in the devaluation of Russian currency, a downgrade in the country’s credit rating, an immediate freeze of Russian assets, a decline in the value and liquidity of Russian securities, property or interests, and/or other adverse consequences to the Russian economy or a Fund. The scope and scale of sanctions in place at a particular time may be expanded or otherwise modified in a way that have negative effects on a Fund. Sanctions, or the threat of new or modified sanctions, could impair the ability of a Fund to buy, sell, hold, receive, deliver or otherwise transact in certain affected securities or other investment instruments. Sanctions could also result in Russia taking counter measures or other actions in response, which may further impair the value and liquidity of Russian securities. These sanctions, and the resulting disruption of the Russian economy, may cause volatility in other regional and global markets and may
218

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2026 (Unaudited)

negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of a Fund, even if a Fund does not have direct exposure to securities of Russian issuers. As a collective result of the imposition of sanctions, Russian government countermeasures and the impact that they have had on the trading markets for Russian securities, certain Funds have used, and may in the future use, fair valuation procedures approved by the Fund’s Board to value certain Russian securities, which could result in such securities being deemed to have a zero value.
13. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
219

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Renumeration Paid to Directors, Officers, and Others of Open-End Investment Companies is included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable to this filing.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board.

Item 16. Controls and Procedures.

(a) Within 90 days of the filing date of this Form N-CSR, Ann M. Carpenter, the registrant’s President and Principal Executive Officer, and Bruce S. Rosenberg, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “1940 Act”)) and evaluated their effectiveness. Based on their review, Ms. Carpenter and Mr. Rosenberg determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in its periodic reports is recorded, processed, summarized and reported within the time periods required by the U.S. Securities and Exchange Commission.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) Not applicable to the registrant.

(b) Not applicable to the registrant.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable to the registrant.

Item 19. Exhibits.

(a)(1)	Not applicable to this filing; this Form N-CSR is a Semi-Annual Report.

(a)(2)	Not applicable to the registrant.

(a)(3)	Separate certifications required by Rule 30a-2(a) under the 1940 Act for each principal executive officer and principal financial officer of the registrant are attached.

(a)(4)	Not applicable to the registrant.

(a)(5)	Not applicable.

(b)	A single certification required by Rule 30a-2(b) under the 1940 Act, Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934, as amended, and Section 1350 of Chapter 63 of Title 18 of the United States Code for the principal executive officer and principal financial officer of the registrant is attached.

(101)	Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SPDR® Index Shares Funds

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President and Principal Executive Officer

Date: June 4, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President and Principal Executive Officer

Date:	June 4, 2026

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer and Principal Financial Officer

Date:	June 4, 2026